UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Real Return Fund

PIMCO All Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO RealRetirement® 2015 Fund

PIMCO California Municipal Bond Fund	PIMCO RealRetirement® 2020 Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO RealRetirement® 2025 Fund

PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO RealRetirement® 2030 Fund

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO RealRetirement® 2035 Fund

PIMCO CommodityRealReturn Strategy Fund®	PIMCO RealRetirement® 2040 Fund

PIMCO Convertible Fund	PIMCO RealRetirement® 2045 Fund

PIMCO Credit Absolute Return Fund	PIMCO RealRetirement® 2050 Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement® Income and Distribution Fund

PIMCO EM Fundamental lndexPLUS® AR Strategy Fund	PIMCO Senior Floating Rate Fund

PIMCO Emerging Local Bond Fund	PIMCO Short Asset Investment Fund

PIMCO Emerging Markets Bond Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Emerging Markets Corporate Bond Fund	PIMCO Short-Term Fund

PIMCO Emerging Markets Currency Fund	PIMCO Small Cap StocksPLUS® AR Strategy Fund

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

PIMCO Extended Duration Fund	PIMCO StocksPLUS® Fund

PIMCO Floating Income Fund	PIMCO StocksPLUS® Long Duration Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO StocksPLUS® Absolute Return Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® AR Short Strategy Fund

PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO Tax Managed Real Return Fund

PIMCO Fundamental IndexPLUS® AR Fund	PIMCO Total Return Fund

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Total Return Fund II

PIMCO Global Bond Fund (Unhedged)	PIMCO Total Return Fund III

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Total Return Fund IV

PIMCO Global Multi-Asset Fund	PIMCO Unconstrained Bond Fund

PIMCO GNMA Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO Government Money Market Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

PIMCO High Yield Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO High Yield Municipal Bond Fund	PIMCO Developing Local Markets Portfolio

PIMCO High Yield Spectrum Fund	PIMCO Emerging Markets Portfolio

PIMCO Income Fund	PIMCO FX Strategy Portfolio

PIMCO Inflation Response Multi-Asset Fund	PIMCO High Yield Portfolio

PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO International Portfolio

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	PIMCO Investment Grade Corporate Portfolio

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Portfolio

PIMCO Long Duration Total Return Fund	PIMCO Moderate Duration Portfolio

PIMCO Long-Term Credit Fund	PIMCO Mortgage Portfolio

PIMCO Long-Term U.S. Government Fund	PIMCO Municipal Sector Portfolio

PIMCO Low Duration Fund	PIMCO Real Return Portfolio

PIMCO Low Duration Fund II	PIMCO Senior Floating Rate Portfolio

PIMCO Low Duration Fund III	PIMCO Short-Term Floating NAV Portfolio

PIMCO Moderate Duration Fund	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Money Market Fund	PIMCO Short-Term Floating NAV Portfolio III

PIMCO Mortgage-Backed Securities Fund	PIMCO Short-Term Portfolio

PIMCO Mortgage Opportunities Fund	PIMCO U.S. Government Sector Portfolio

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Real Income 2019 Fund®

PIMCO Real Income 2029 Fund®

PIMCO Real Return Asset Fund

Schedule of Investments

PIMCO All Asset All Authority Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 142.1%
PIMCO CommoditiesPLUS® Strategy Fund	134,576,224	$1,372,677
PIMCO CommodityRealReturn Strategy Fund®	27,562,125	152,419
PIMCO Convertible Fund	13,557,554	184,925
PIMCO Credit Absolute Return Fund	68,448,358	713,232
PIMCO Diversified Income Fund	170,151,801	1,958,447
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	215,620,646	1,910,399
PIMCO Emerging Local Bond Fund	248,386,191	2,429,217
PIMCO Emerging Markets Bond Fund	147,055,292	1,654,372
PIMCO Emerging Markets Corporate Bond Fund	37,806,250	428,723
PIMCO Emerging Markets Currency Fund	279,678,335	2,833,141
PIMCO EqS® Dividend Fund	2,110,079	25,047
PIMCO EqS® Emerging Markets Fund	3,848,401	31,788
PIMCO EqS® Long/Short Fund	13,052,624	146,581
PIMCO EqS Pathfinder Fund®	49,191,451	532,251
PIMCO Floating Income Fund	212,905,194	1,854,404
PIMCO Foreign Bond Fund (Unhedged)	48,733,350	480,023
PIMCO Fundamental Advantage Absolute Return Strategy Fund	427,546,914	1,817,074
PIMCO Fundamental IndexPLUS® AR Fund	8,594,293	56,121
PIMCO Global Advantage® Strategy Bond Fund	62,489,360	688,008
PIMCO High Yield Fund	318,824,361	3,003,325
PIMCO High Yield Spectrum Fund	134,625,095	1,447,220
PIMCO Income Fund	215,144,122	2,626,910
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	143,351,390	1,579,732
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	4,795,427	31,074
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,957,681	43,610
PIMCO Investment Grade Corporate Bond Fund	110,277,309	1,164,528
PIMCO Long Duration Total Return Fund	91,690,383	1,002,176
PIMCO Long-Term Credit Fund	52,107,794	627,899
PIMCO Long-Term U.S. Government Fund	89,646,888	901,848
PIMCO Low Duration Fund	6,791	70
PIMCO Mortgage Opportunities Fund	2,674,103	29,148
PIMCO Real Return Asset Fund	10,212,185	85,987
PIMCO Real Return Fund	1,276,911	14,301
PIMCO RealEstateRealReturn Strategy Fund	50,198,258	220,370
PIMCO Senior Floating Rate Fund	129,918,640	1,331,666
PIMCO Short-Term Fund	276	3
PIMCO Small Cap StocksPLUS® AR Strategy Fund	11,036,643	100,213
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	22,674,909	294,547
PIMCO StocksPLUS® Absolute Return Fund	1,948,803	19,430
PIMCO StocksPLUS® AR Short Strategy Fund	2,320,027,601	7,354,487
PIMCO StocksPLUS® Fund	1,343,459	12,481
PIMCO Total Return Fund	125,504,989	1,350,434
PIMCO Unconstrained Bond Fund	254,914,226	2,877,982
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	166,718,085	1,628,836

Total Mutual Funds (Cost $48,922,590)		47,017,126

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	440,000	21,274

Total Exchange-Traded Funds (Cost $23,667)		21,274

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		984

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	2,400	24

Total Short-Term Instruments (Cost $1,008)		1,008

Total Investments 142.2% (Cost $48,947,265)		$47,039,408
Other Assets and Liabilities (Net) (42.2%)		(13,962,005)

Net Assets 100.0%		$33,077,403

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$984	Fannie Mae 2.200% due 10/17/2022	$(1,007)	$984	$984

(1)	Includes accrued interest.

Line of Credit :

Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA” Fund) has entered into a secured credit agreement with State Street Bank & Trust Company and other commercial banks for investment purposes subject to the limitations of the 1940 Act. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. As of June 30, 2013, the agreement comprises both revolving and term-loan tranches.

With respect to the revolving tranches, there is a maximum available commitment amount equal to $7,456,714,000. The amounts outstanding under the term-loan tranches are $1,550,600,000, $2,500,000,000, $1,500,000,000 and $833,186,000, which loans terminate on March 28, 2014, September 26, 2014, February 27, 2015 and June 17, 2016, respectively. Borrowings under this agreement bear interest at a rate equal to the cost of funding. As of June 30, 2013, the AAAA Fund was paying an average weighted rate of interest of 1.655%. All of the AAAA Fund’s securities are pledged as collateral under the agreement.

The AAAA Fund’s borrowing activity under the agreement for the period ended June 30, 2013 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility, Upfront and Interest Fees	Outstanding Principal as of 06/30/2013
$12,954,786	$12,954,786	$47,039	$7,226	$13,840,500

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$47,017,126	$0	$0	$47,017,126
Exchange-Traded Funds	21,274	0	0	21,274
Short-Term Instruments
Repurchase Agreements	0	984	0	984
Central Funds Used for Cash Management Purposes	24	0	0	24

	$47,038,424	$984	$0	$47,039,408

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 99.6%
PIMCO CommoditiesPLUS® Strategy Fund	56,978,651	$581,182
PIMCO CommodityRealReturn Strategy Fund®	3,685,254	20,379
PIMCO Convertible Fund	3,128,731	42,676
PIMCO Credit Absolute Return Fund	30,732,761	320,235
PIMCO Diversified Income Fund	103,866,386	1,195,502
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	305,958,609	2,710,793
PIMCO Emerging Local Bond Fund	240,283,745	2,349,975
PIMCO Emerging Markets Bond Fund	91,047,842	1,024,288
PIMCO Emerging Markets Corporate Bond Fund	21,094,906	239,216
PIMCO Emerging Markets Currency Fund	222,404,327	2,252,956
PIMCO EqS® Dividend Fund	2,901,358	34,439
PIMCO EqS® Emerging Markets Fund	7,696,802	63,576
PIMCO EqS® Long/Short Fund	11,951,579	134,216
PIMCO EqS Pathfinder Fund®	55,108,141	596,270
PIMCO Floating Income Fund	205,955,872	1,793,876
PIMCO Foreign Bond Fund (Unhedged)	80,554,631	793,463
PIMCO Fundamental Advantage Absolute Return Strategy Fund	220,294,401	936,251
PIMCO Fundamental IndexPLUS® AR Fund	4,126,742	26,948
PIMCO Global Advantage® Strategy Bond Fund	88,810,765	977,807
PIMCO High Yield Fund	219,773,979	2,070,271
PIMCO High Yield Spectrum Fund	126,127,064	1,355,866
PIMCO Income Fund	278,143,881	3,396,137
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	156,840,170	1,728,379
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	28,498,050	184,667
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	8,123,536	59,464
PIMCO Investment Grade Corporate Bond Fund	81,883,987	864,695
PIMCO Long Duration Total Return Fund	92,919,397	1,015,609
PIMCO Long-Term Credit Fund	105,143,359	1,266,977
PIMCO Long-Term U.S. Government Fund	21,743,212	218,737
PIMCO Low Duration Fund	10	0
PIMCO Mortgage Opportunities Fund	1,326,715	14,461
PIMCO Real Return Asset Fund	15,147	128
PIMCO Real Return Fund	139,178	1,559
PIMCO RealEstateRealReturn Strategy Fund	13,229,072	58,076
PIMCO Senior Floating Rate Fund	99,098,769	1,015,762
PIMCO Short-Term Fund	26	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	5,511,733	50,047
PIMCO Small Company Fundamental IndexPLUS AR Strategy Fund	17,054,505	221,538
PIMCO StocksPLUS® Absolute Return Fund	4,112,861	41,005
PIMCO StocksPLUS® Fund	338,549	3,145
PIMCO Total Return Fund	4,796,997	51,616
PIMCO Unconstrained Bond Fund	172,679,658	1,949,553
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	126,050,024	1,231,509

Total Mutual Funds (Cost $33,215,438)		32,893,249

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	540,000	26,109

Total Exchange-Traded Funds (Cost $29,046)		26,109

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		984

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	1,868	19

Total Short-Term Instruments (Cost $1,003)		1,003

Total Investments 99.7% (Cost $33,245,487)		$32,920,361
Other Assets and Liabilities (Net) 0.3%		114,760

Net Assets 100.0%		$33,035,121

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$984	Fannie Mae 2.200% due 10/17/2022	$(1,007)	$984	$984

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$32,893,249	$0	$0	$32,893,249
Exchange-Traded Funds	26,109	0	0	26,109
Short-Term Instruments
Repurchase Agreements	0	984	0	984
Central Funds Used for Cash Management Purposes	19	0	0	19

	$32,919,377	$984	$0	$32,920,361

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 82.1%
CALIFORNIA 81.0%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$298
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	2,000	1,998
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	2,750	2,680
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	578
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	825	912
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	282
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,482
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	945
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	500	599
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	576
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	791
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	591
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	299
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	474
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,184
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2020	4,000	4,734
California State General Obligation Bonds, Series 2007
5.000% due 08/01/2018	750	840
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,439
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,039
5.000% due 11/01/2019	500	588
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,092
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.250% due 06/01/2022	4,000	4,782
California State University Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2017	750	825
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,161
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,175	1,178
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	641
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,100
Contra Costa Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2027	110	124
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
5.000% due 03/01/2022	930	1,071
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	269
Corona Utility Authority, California Revenue Bonds, Series 2012
5.000% due 09/01/2029	1,740	1,902
East Bay Municipal Utility District, California Revenue Notes, Series 2012
5.000% due 06/01/2022	4,600	5,530
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,167
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	150
5.000% due 04/01/2016	150	164
Encinitas Union School District, California General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,285
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	803
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	2,000	2,060
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,550	1,649

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,113
5.250% due 11/15/2019	500	555
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	229
Los Altos Elementary School District, California General Obligation Notes, Series 2013
5.000% due 08/01/2020	2,690	3,206
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,291
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,655
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,104
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	721
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	279
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	763
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	280
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.000% due 06/01/2022	500	571
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,152
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	6,485	7,433
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,688
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	952
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	692
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	274
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,104
Palomar Health, California Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	1,055
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	285
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,077
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	89
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	208
5.000% due 08/01/2037	700	755
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,104
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	250
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,635
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	2,000	2,207
Sacramento, California Revenue Bonds, Series 2013
5.000% due 09/01/2030	2,505	2,728
5.000% due 09/01/2031	2,890	3,132
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,675
5.000% due 02/01/2026	1,535	1,675
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,347
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,349
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	923
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,208
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	569
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,038
San Francisco Community College District, California General Obligation Bonds, Series 2010
5.000% due 06/15/2028	150	160
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,506
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	54
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,146
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,115

San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,054
San Jose Unified School District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2027	1,000	1,127
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	830
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2008
5.000% due 07/15/2036	225	238
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	350
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,149
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,446
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,431
5.000% due 03/01/2026	50	55
Southwestern Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	449
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	390
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,246
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,228
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,127
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,211
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,135

		131,100

COLORADO 1.0%
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2029	1,400	1,538

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	160	172

Total Municipal Bonds & Notes (Cost $132,667)		132,810

SHORT-TERM INSTRUMENTS 16.4%
REPURCHASE AGREEMENTS (b) 0.2%		324

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 16.2%
PIMCO Short-Term Floating NAV Portfolio	2,619,630	26,212

Total Short-Term Instruments (Cost $26,536)		26,536

Total Investments 98.5% (Cost $159,203)		$159,346
Other Assets and Liabilities (Net) 1.5%		2,480

Net Assets 100.0%		$161,826

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$324	Fannie Mae 2.200% due 10/17/2022	$(331)	$324	$324

(1)	Includes accrued interest.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	10	$46

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$5,200	$712	$500

(c)	Cash of $458 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$1,900	$4	$44	$(40)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	4,000	7	98	(91)

						$11	$142	$(131)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statements of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$131,100	$0	$131,100
Colorado	0	1,538	0	1,538
New Jersey	0	172	0	172
Short-Term Instruments
Repurchase Agreements	0	324	0	324
Central Funds Used for Cash Management Purposes	26,212	0	0	26,212
	$26,212	$133,134	$0	$159,346

Financial Derivative Instruments - Assets
Interest Rate Contracts	$46	$500	$0	$546

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(131)	$0	$(131)

Totals	$26,258	$133,503	$0	$159,761

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 91.6%
CALIFORNIA 91.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	$175	$194
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	104
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2042	130	132
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2021	125	145
California State General Obligation Bonds, Series 2012
5.000% due 04/01/2042	300	311
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	100	102
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	175	189
El Dorado Irrigation District, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	106
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	128
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	106
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2021	150	179
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	204
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
0.040% due 07/01/2034	300	300
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	100	105
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	116
Los Rios Community College District, California General Obligation Bonds, Series 2010
5.000% due 08/01/2026	150	165
Orange County, California Revenue Bonds, Series 2013
5.000% due 08/15/2030	250	280
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	134
Redwood City Public Financing Authority, California Revenue Bonds, Series 2013
5.000% due 02/01/2028	130	144
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2042	125	133
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	104
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	106
San Francisco Community College District, California General Obligation Bonds, Series 2010
5.000% due 06/15/2028	130	139
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	190
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2008
5.000% due 07/15/2036	225	238
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	108
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	188
Sonoma County, California Junior College District General Obligation Notes, Series 2013
5.000% due 08/01/2022	250	296
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	166
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	106
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	205	227
5.000% due 08/01/2029	125	137

Total Municipal Bonds & Notes (Cost $5,519)		5,282

SHORT-TERM INSTRUMENTS 10.4%

REPURCHASE AGREEMENTS (b) 5.2%		297

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 5.2%
PIMCO Short-Term Floating NAV Portfolio	30,041	300

Total Short-Term Instruments (Cost $598)		597

Total Investments 102.0% (Cost $6,117)		$5,879
Other Assets and Liabilities (Net) (2.0%)		(115)

Net Assets 100.0%		$5,764

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$297	Fannie Mae 2.200% due 10/17/2022	$(307)	$297	$297

(1)	Includes accrued interest.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$385	$53	$23

Cash of $34 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$5,282	$0	$5,282
Short-Term Instruments
Repurchase Agreements	0	297	0	297
Central Funds Used for Cash Management Purposes	300	0	0	300
	$300	$5,579	$0	$5,879

Financial Derivative Instruments - Assets
Interest Rate Contracts	$0	$23	$0	$23

Totals	$300	$5,602	$0	$5,902

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 88.8%
CALIFORNIA 87.8%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$569
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	112
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	5,000	4,873
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.990% due 04/01/2045	3,200	3,218
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	108
Brea Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 07/01/2013	250	250
Brentwood Union School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	151
Calaveras Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2013	460	461
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2014	500	527
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2013	525	533
California Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	51
California Educational Facilities Authority Revenue Notes, Series 2010
0.860% due 10/01/2015	3,445	3,456
4.000% due 02/01/2014	250	255
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	1,145	1,195
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	295
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,050
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2014	250	257
5.000% due 08/15/2014	350	367
California Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	757
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,135
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.340% due 10/01/2047	2,300	2,296
California Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,975	1,999
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	750	770
California Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	350
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,548
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
4.000% due 09/01/2015	750	799
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2012
3.000% due 04/01/2014	1,500	1,525
California State Department of Water Resources Revenue Notes, Series 2010
4.000% due 05/01/2014	2,600	2,680
California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	201
4.000% due 09/01/2014	220	228
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	84
California State General Obligation Notes, (AGM/CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,500
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	485
California State General Obligation Notes, Series 2009
3.000% due 10/01/2015	600	630
5.000% due 07/01/2018	750	872
5.000% due 07/01/2019	80	94
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	506
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	2,500	2,675
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	163
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	295

California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	437
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2014	3,630	3,720
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,397
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	87
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	290
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,081
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	783
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2014	2,330	2,431
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	162
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	850
Calleguas-Las Virgenes Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 11/01/2013	400	404
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,149
Cardiff School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	501
Carlsbad Unified School District, California General Obligation Notes, Series 2011
0.000% due 08/01/2013	500	500
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2015	130	137
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
3.000% due 09/01/2013	200	201
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	3,050	3,050
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
4.000% due 10/01/2017	250	267
4.000% due 10/01/2019	100	106
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.500% due 03/01/2034	5,000	5,007
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
3.000% due 03/01/2015	2,290	2,385
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	258
Desert Sands Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	995
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	159
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	634
El Dorado Union High School District, California Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	456
El Monte Union High School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2014	1,345	1,337
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	783
Fontana Unified School District, California General Obligation Notes, Series 2012
2.000% due 08/01/2013	500	501
2.000% due 08/01/2014	500	509
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2009
4.000% due 08/01/2013	700	702
Fresno Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	307
Fullerton Joint Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 08/01/2029	385	421
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	159
Hawthorne School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2013	115	115
Huntington Beach Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 09/01/2013	225	226
Industry, California General Obligation Notes, Series 2009
5.000% due 07/01/2013	750	750
Irvine, California Special Assessment Bonds, Series 1994
0.070% due 09/02/2020	203	203
Irvine, California Special Assessment Notes, Series 2012
3.000% due 09/02/2015	1,160	1,201
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	194
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	541
4.000% due 11/01/2017	250	272
Los Altos Elementary School District, California General Obligation Notes, Series 2013
3.000% due 08/01/2017	2,175	2,337
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
3.000% due 07/01/2013	2,910	2,910
5.000% due 07/01/2017	1,925	2,218

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
2.000% due 07/01/2014	2,000	2,035
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	9,000	10,553
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	574
Los Angeles Department of Water & Power, California Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	500
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	11,500	12,588
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,062
Los Angeles Municipal Improvement Corp., California Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2013	1,000	1,004
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,134
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2018	1,015	1,131
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	224
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,233
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	104
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,135
Menlo Park City School District, California General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	150
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	278
5.000% due 07/01/2017	200	227
5.000% due 07/01/2018	250	288
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,459
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,907
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	439
Norwalk-La Mirada Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	883
Oak Grove School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	50
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,900
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	160
4.000% due 08/01/2016	200	219
Ohlone Community College District, California General Obligation Notes, Series 2011
3.000% due 08/01/2013	925	927
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	261
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	100
Pasadena Unified School District, California General Obligation Notes, Series 2012
4.000% due 05/01/2015	300	319
Pittsburg Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	100
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	161
Pleasanton Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	126
Riverside, California Electric Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	526
Riverside, California Electric Revenue Notes, Series 2009
5.000% due 10/01/2013	2,000	2,021
Sacramento County, California Airport System Revenue Notes, Series 2009
5.000% due 07/01/2013	500	500
Sacramento County, California Airport System Revenue Notes, Series 2010
2.000% due 07/01/2013	300	300
3.000% due 07/01/2016	995	1,045
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
3.000% due 08/01/2013	300	301
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,040
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,398
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,288
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,002
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	150	150
3.000% due 07/01/2014	400	410
3.000% due 07/01/2015	600	621
4.000% due 07/01/2014	700	724

San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,124
San Francisco State Building Authority, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 12/01/2015	1,800	1,967
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	317
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.070% due 04/01/2030	690	690
San Francisco, California City & County General Obligation Notes, Series 2009
5.000% due 06/15/2017	2,305	2,642
San Francisco, California City & County General Obligation Notes, Series 2011
5.000% due 06/15/2016	5,000	5,595
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series
2007 5.000% due 08/01/2013	475	476
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,503
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,266
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	277
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	157
San Rafael Redevelopment Agency, California Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	981
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	195
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	166
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2012
5.000% due 02/01/2017	2,000	2,274
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	236
Santa Monica Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series
2007 0.000% due 08/01/2013	225	225
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,160	2,193
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	126
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	264
Southern California Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2013	2,700	2,700
Southern California Public Power Authority Revenue Notes, Series 2010
4.000% due 07/01/2014	750	778
4.000% due 07/01/2015	1,165	1,244
5.000% due 07/01/2014	700	733
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,068
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,289
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	515
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.794% due 05/15/2030	1,000	876
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	49
5.000% due 05/15/2016	810	882
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	282
University of California Revenue Notes, Series 2008
5.000% due 05/15/2016	215	239
University of California Revenue Notes, Series 2010
3.000% due 05/15/2014	500	512
5.000% due 05/15/2016	1,000	1,114
University of California Revenue Notes, Series 2013
5.000% due 05/15/2017	1,000	1,145
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	535
Western Placer Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2013	350	351

		181,996

NEW YORK 0.4%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	752

PENNSYLVANIA 0.4%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	888

U.S. VIRGIN ISLANDS 0.2%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	403

Total Municipal Bonds & Notes (Cost $183,525)		184,039

SHORT-TERM INSTRUMENTS 10.6%
REPURCHASE AGREEMENTS (b) 0.3%		534

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 10.3%
PIMCO Short-Term Floating NAV Portfolio	2,129,926	21,312

Total Short-Term Instruments (Cost $21,846)		21,846

Total Investments 99.4% (Cost $205,371)		$205,885
Other Assets and Liabilities (Net) 0.6%		1,293

Net Assets 100.0%		$207,178

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$534	Fannie Mae 2.200% due 10/17/2022	$(547)	$534	$534

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$181,996	$0	$181,996
New York	0	752	0	752
Pennsylvania	0	888	0	888
U.S. Virgin Islands	0	403	0	403
Short-Term Instruments
Repurchase Agreements	0	534	0	534
Central Funds Used for Cash Management Purposes	21,312	0	0	21,312

	$21,312	$184,573	$0	$205,885

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Short Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 2.3%
SLM Corp. CPI Linked Bond
3.224% due 12/15/2014		$84	$80
3.274% due 06/15/2015		22	22
Stadshypotek AB
0.826% due 09/30/2013		100	100
Stone Street Trust
5.902% due 12/15/2015		100	107

Total Corporate Bonds & Notes (Cost $302)			309

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
0.623% due 10/25/2036		92	93
Freddie Mac
0.573% due 07/15/2036		91	91
0.643% due 09/15/2042		97	98
0.793% due 12/15/2037		43	44
NCUA Guaranteed Notes
0.753% due 12/08/2020		79	80

Total U.S. Government Agencies (Cost $403)			406

U.S. TREASURY OBLIGATIONS 15.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2023		201	195
U.S. Treasury Notes
0.250% due 11/30/2013		200	200
0.250% due 03/31/2014		468	468
0.250% due 04/30/2014		500	501
1.000% due 01/15/2014		52	52
1.000% due 05/15/2014		500	504
1.250% due 02/29/2020		100	96
2.250% due 05/31/2014		100	102

Total U.S. Treasury Obligations (Cost $2,135)			2,118

MORTGAGE-BACKED SECURITIES 0.2%
Wells Fargo Mortgage-Backed Securities Trust
2.496% due 06/25/2033		35	35

Total Mortgage-Backed Securities (Cost $35)			35

ASSET-BACKED SECURITIES 3.4%
BlueMountain CLO Ltd.
0.513% due 11/15/2017		110	110
Driver One GmbH
0.823% due 02/21/2017	EUR	32	42
Fore CLO Ltd.
0.521% due 07/20/2019		$250	245
SLM Student Loan Trust
1.776% due 04/25/2023		60	62

Total Asset-Backed Securities (Cost $460)			459

SOVEREIGN ISSUES 1.0%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	100	133

Total Sovereign Issues (Cost $127)			133

SHORT-TERM INSTRUMENTS 74.6%
CERTIFICATES OF DEPOSIT 0.7%
Dexia Credit Local S.A.
1.700% due 09/06/2013		$100	100

REPURCHASE AGREEMENTS (d) 24.6%			3,350

SHORT-TERM NOTES 3.9%
Federal Home Loan Bank
0.071% due 09/06/2013		100	100

Freddie Mac
0.112% due 01/23/2014	200	200
0.142% due 10/08/2013	231	231

		531

U.S. TREASURY BILLS 21.1%
0.109% due 01/09/2014 - 05/29/2014 (a)(e)	2,875	2,873

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 24.3%
PIMCO Short-Term Floating NAV Portfolio	330,503	3,307
PIMCO Short-Term Floating NAV Portfolio III	242	2

		3,309

Total Short-Term Instruments (Cost $10,163)		10,163

PURCHASED OPTIONS (f) 0.0%
(Cost $7)		0

Total Investments 100.1% (Cost $13,632)		$13,623
Written Options (g) (0.1%) (Premiums $14)		(16)
Other Assets and Liabilities (Net) 0.0%		8

Net Assets 100.0%		$13,615

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$1,600	U.S. Treasury Bills 0.156% due 06/26/2014	$(1,633)	$1,600	$1,600
BRC	0.180%	06/28/2013	07/01/2013	800	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(820)	800	800
DEU	0.100%	06/28/2013	07/01/2013	200	U.S. Treasury Bonds 4.500% due 05/15/2038	(206)	200	200
FOB	0.170%	06/28/2013	07/01/2013	200	U.S. Treasury Notes 0.875% due 01/31/2017	(205)	200	200
JPS	0.200%	06/28/2013	07/01/2013	200	U.S. Treasury Notes 1.500% due 07/31/2016	(205)	200	200
SSB	0.010%	06/28/2013	07/01/2013	350	Fannie Mae 2.200% due 10/17/2022	(360)	350	350

						$(3,429)	$3,350	$3,350

(1)	Includes accrued interest.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Canola November Futures	Short	11/2013	5	$3
Corn December Futures	Long	12/2013	4	(4)
Corn September Futures	Short	09/2013	4	4
Euro-Mill Wheat November Futures	Long	11/2013	4	(14)
Euro-Rapeseed November Futures	Long	11/2013	2	(4)
Natural Gas March Futures	Short	03/2014	10	35
Natural Gas May Futures	Long	04/2014	2	(6)
Natural Gas October Futures	Long	09/2014	8	(26)
Sugar No. 11 October Futures	Short	09/2013	2	0
Wheat December Futures	Short	12/2013	1	12
White Sugar October Futures	Long	09/2013	2	1

				$1

(e)	Securities with an aggregate market value of $51 and cash of $17 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	3		$4	BRC	$0	$0	$0
07/2013		139		180	MSC	0	(1)	(1)
07/2013		80		105	RYL	1	0	1
07/2013		$182	EUR	139	CBK	0	(1)	(1)
07/2013		58		44	JPM	0	0	0
07/2013		50		39	MSC	0	0	0
08/2013	EUR	139		$182	CBK	1	0	1
08/2013		3		4	DUB	0	0	0
08/2013		$105	EUR	80	RYL	0	(1)	(1)
09/2013	CAD	59		$58	CBK	2	0	2
09/2013		1		1	DUB	0	0	0
09/2013		$2	CAD	2	BRC	0	0	0

						$4	$(3)	$1

(f)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$130.000	11/15/2013	$100	$7	$0

(g)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	$100	$8	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	100	$0	$0
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		$500	2	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		500	2	(11)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		100	0	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		100	0	(2)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	100	1	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$100	0	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		100	1	(1)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		100	0	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		100	0	(2)

								$6	$(16)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Abbey National Treasury Services PLC	MYC	(3.000%	)	12/20/2013	0.329%	EUR	150	$(2)	$0	$(2)
American International Group, Inc.	GST	(1.000%	)	12/20/2015	0.607%		$100	(1)	11	(12)

								$(3)	$11	$(14)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DJUBSTR Index	23,115	3-Month U.S. Treasury Bill rate plus a specified spread	$6,084	08/15/2013	GLM	$293
Pay	DJUBSCOT Index	121	3-Month U.S. Treasury Bill rate plus a specified spread	155	08/15/2013	JPM	5
Receive	DJUBSF1T Index	1,347	3-Month U.S. Treasury Bill rate plus a specified spread	656	08/15/2013	JPM	(32)
Receive	DJUBSTR Index	11,070	3-Month U.S. Treasury Bill rate plus a specified spread	2,914	08/15/2013	JPM	(140)
Receive	JMABGCO1 Index	256	3-Month U.S. Treasury Bill rate plus a specified spread	156	08/15/2013	JPM	(5)
Receive	JMABNIC0 Index	31	3-Month U.S. Treasury Bill rate plus a specified spread	21	08/15/2013	JPM	(1)
Receive	JMABNICP Index	139	3-Month U.S. Treasury Bill rate plus a specified spread	93	08/15/2013	JPM	(4)
Receive	JMCU3A3TR Index	359	3-Month U.S. Treasury Bill rate plus a specified spread	139	08/15/2013	JPM	(7)
Receive	JMCU3A5TR Index	1,533	3-Month U.S. Treasury Bill rate plus a specified spread	200	08/15/2013	JPM	(9)
Pay	DJUBSTR Index	45,514	3-Month U.S. Treasury Bill rate plus a specified spread	11,980	08/15/2013	MYC	578

							$678

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM	$10	$(1)	$0	$(1)
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM	60	(3)	0	(3)
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG	60	(2)	0	(2)
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG	60	(1)	0	(1)
Pay	GOLDLNPM Index	3.610%	11/29/2013	GST	50	(1)	0	(1)
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST	10	0	0	0
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM	10	0	0	0
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG	40	2	0	2
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG	40	1	0	1
Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	GST	30	1	0	1

						$(4)	$0	$(4)

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$309	$0	$309
U.S. Government Agencies	0	326	80	406
U.S. Treasury Obligations	0	2,118	0	2,118
Mortgage-Backed Securities	0	35	0	35
Asset-Backed Securities	0	459	0	459
Sovereign Issues	0	133	0	133
Short-Term Instruments
Certificates of Deposit	0	100	0	100
Repurchase Agreements	0	3,350	0	3,350
Short-Term Notes	0	531	0	531
U.S. Treasury Bills	0	2,873	0	2,873
Central Funds Used for Cash Management Purposes	3,309	0	0	3,309
Purchased Options
Commodity Contracts	0	0	0	0
	$3,309	$10,234	$80	$13,623

Financial Derivative Instruments - Assets
Commodity Contracts	55	880	0	935
Foreign Exchange Contracts	0	4	0	4
	$55	$884	$0	$939

Financial Derivative Instruments - Liabilities
Commodity Contracts	(54)	(206)	0	(260)
Credit Contracts	0	(14)	0	(14)
Foreign Exchange Contracts	0	(3)	0	(3)
Interest Rate Contracts	0	(16)	0	(16)

	$(54)	$(239)	$0	$(293)

Totals	$3,310	$10,879	$80	$14,269

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$82	$0	$(2)	$0	$0	$0	$0	$0	$80	$0

Financial Derivative Instruments - Liabilities
Commodity Contracts	$(5)	$0	$0	$0	$0	$(34)	$0	$39	$0	$0

Totals	$77	$0	$(2)	$0	$0	$(34)	$0	$39	$80	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$80	Third Party Vendor	Broker Quote	100.63

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 4.6%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$794	$824
American International Group, Inc.
3.650% due 01/15/2014		1,000	1,015
3.750% due 11/30/2013		9,500	9,618
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		3,000	3,011
Banco do Brasil S.A.
2.963% due 07/02/2014		4,000	4,031
4.500% due 01/22/2015		900	921
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,085
Banco Santander Brasil S.A.
2.373% due 03/18/2014		9,900	9,854
Citigroup, Inc.
6.000% due 12/13/2013		2,760	2,824
6.500% due 08/19/2013		2,000	2,015
7.375% due 06/16/2014	EUR	1,100	1,524
Commonwealth Bank of Australia
1.003% due 03/17/2014		$5,900	5,930
2.900% due 09/17/2014		1,000	1,030
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,178
Dexia Credit Local S.A.
0.756% due 04/29/2014		2,000	2,004
2.750% due 04/29/2014		1,000	1,018
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,598
8.125% due 01/21/2014		500	519
FMS Wertmanagement AoeR
2.250% due 07/14/2014	EUR	300	399
Goldman Sachs Group, Inc.
0.552% due 05/18/2015		4,000	5,170
1.273% due 02/07/2014		$5,000	5,014
4.750% due 07/15/2013		5,000	5,007
HSBC Bank PLC
1.625% due 07/07/2015		13,800	13,932
HSBC Finance Corp.
0.527% due 01/15/2014		18,000	17,985
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,180
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,800	4,722
Korea Development Bank
4.375% due 08/10/2015		400	422
8.000% due 01/23/2014		500	520
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	5,600	7,284
0.658% due 07/22/2014		10,000	13,001
Morgan Stanley
1.875% due 01/24/2014		$15,800	15,895
New York Life Global Funding
0.330% due 12/20/2013	EUR	800	1,041
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		$10,000	10,283
Royal Bank of Scotland NV
0.974% due 03/09/2015		2,000	1,923
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		400	426
SLM Corp.
6.250% due 01/25/2016		1,700	1,808
Stadshypotek AB
0.826% due 09/30/2013		4,400	4,405
Waha Aerospace BV
3.925% due 07/28/2020		1,500	1,564
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	35,234

			203,214

INDUSTRIALS 0.2%
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,235
Boston Scientific Corp.
5.450% due 06/15/2014		2,620	2,729

Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	402	432
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	300	316
GTL Trade Finance, Inc.
7.250% due 10/20/2017	500	545
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	600	641
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	400	415
Noble Group Ltd.
4.875% due 08/05/2015	1,500	1,558

		7,871

UTILITIES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	200	206
BP Capital Markets PLC
3.625% due 05/08/2014	1,900	1,950
5.250% due 11/07/2013	4,000	4,067
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	200	217
Ipalco Enterprises, Inc.
5.000% due 05/01/2018	1,800	1,863
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	2,100	2,197
Petroleos Mexicanos
4.875% due 03/15/2015	400	422
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	500	524
TNK-BP Finance S.A.
6.250% due 02/02/2015	400	419

		11,865

Total Corporate Bonds & Notes (Cost $220,588)		222,950

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
0.623% due 09/25/2041	25,507	25,716
0.625% due 10/30/2014	50,000	50,229
0.643% due 08/25/2037	4,158	4,197
0.743% due 02/25/2042	78,573	79,391
0.793% due 01/25/2042	37,780	38,242
0.800% due 02/13/2015	95,200	95,559
0.873% due 02/25/2041	1,886	1,909
4.119% due 02/25/2018 (a)	6,944	1,061
6.000% due 04/18/2036	5,995	6,782
Freddie Mac
0.000% due 03/15/2015	10,041	9,897
0.500% due 02/24/2015	19,000	19,023
0.550% due 02/13/2015	99,075	99,308
0.573% due 07/15/2036	907	912
0.643% due 05/15/2032 - 09/15/2042	55,615	56,076
0.693% due 02/15/2042	51,363	52,010
0.793% due 12/15/2037	4,334	4,385
0.813% due 10/15/2037	7,546	7,633
1.125% due 01/13/2016	38,545	38,690
2.500% due 10/02/2019	23,700	23,968
3.000% due 08/01/2019	13,125	13,151
Ginnie Mae
1.599% due 10/16/2053 (a)	9,978	823
NCUA Guaranteed Notes
0.753% due 12/08/2020	1,669	1,679
Overseas Private Investment Corp.
0.000% due 06/10/2018	500	727
Small Business Administration
4.504% due 02/10/2014	22	22
4.840% due 05/01/2025	566	621
5.160% due 02/01/2028	233	254
5.310% due 05/01/2027	631	695
5.490% due 03/01/2028	224	252
5.510% due 11/01/2027	213	238
5.820% due 06/01/2026	603	673
6.020% due 08/01/2028	111	126
6.770% due 11/01/2028	628	726
8.500% due 01/01/2015	71	74

Total U.S. Government Agencies (Cost $631,667)		635,049

U.S. TREASURY OBLIGATIONS 16.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023	77,371	74,966
1.875% due 07/15/2015 (i)	2,511	2,670
2.000% due 07/15/2014 (i)	11,720	12,105

U.S. Treasury Notes
0.125% due 09/30/2013 (i)		26,500	26,504
0.250% due 02/28/2014 (i)		23,900	23,919
0.250% due 03/31/2014		47,300	47,333
0.250% due 04/30/2014		73,400	73,450
0.250% due 05/31/2014		8,500	8,505
0.250% due 06/30/2014		39,900	39,927
0.500% due 10/15/2013		4,400	4,405
0.750% due 12/15/2013 (i)		6,191	6,209
0.750% due 06/15/2014		138,700	139,442
1.000% due 01/15/2014 (i)		9,555	9,601
1.000% due 05/15/2014		51,500	51,867
1.250% due 04/15/2014 (i)(l)		19,874	20,044
1.250% due 04/15/2014		30,900	31,164
1.750% due 03/31/2014		6,100	6,173
1.875% due 02/28/2014 (f)(i)(l)		39,800	40,258
1.875% due 04/30/2014		1,800	1,825
2.250% due 05/31/2014		89,000	90,678

Total U.S. Treasury Obligations (Cost $716,164)			711,045

MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
3.230% due 07/25/2035		1,326	1,197
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		21	21
5.793% due 04/10/2049		500	563
5.857% due 06/10/2049		21	21
Banc of America Funding Corp.
5.359% due 05/20/2036		2,208	2,052
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		96	96
Bear Stearns Adjustable Rate Mortgage Trust
2.481% due 04/25/2034		1,084	1,034
2.600% due 03/25/2035		21,812	21,594
2.793% due 03/25/2035		2,220	2,204
2.996% due 01/25/2035		1,551	1,457
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		268	204
Chase Mortgage Finance Trust
2.888% due 02/25/2037		730	712
5.500% due 12/25/2022		1,242	1,272
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		3,479	3,354
2.570% due 11/25/2035		1,000	963
5.292% due 08/25/2035		2,564	2,519
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029		5,400	5,527
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,713	1,791
Countrywide Home Loan Mortgage Pass-Through Trust
2.855% due 11/20/2034		1,671	1,636
Credit Suisse First Boston Mortgage Securities Corp.
2.513% due 04/25/2034		155	155
Credit Suisse Mortgage Capital Certificates
0.363% due 10/15/2021		3,351	3,297
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035		5,000	5,114
First Horizon Alternative Mortgage Securities
2.334% due 04/25/2035		1,433	1,385
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	5,069	6,589
Granite Master Issuer PLC
0.302% due 12/20/2054		1,024	1,298
GS Mortgage Securities Trust
1.456% due 03/06/2020		$8,000	8,025
2.006% due 03/06/2020		2,700	2,710
3.849% due 12/10/2043		5,337	5,679
GSR Mortgage Loan Trust
2.654% due 11/25/2035		1,694	1,622
2.664% due 09/25/2035		29,051	28,687
2.679% due 09/25/2035		6,717	6,688
Harborview Mortgage Loan Trust
0.502% due 11/19/2035		1,972	1,586
0.532% due 06/20/2035		1,283	1,182
IndyMac Mortgage Loan Trust
4.896% due 11/25/2035		1,391	1,321
JPMorgan Mortgage Trust
4.247% due 04/25/2035		273	271
5.263% due 07/25/2035		1,065	1,096
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034		1,403	1,437
Mellon Residential Funding Corp.
0.933% due 09/15/2030		404	388
Merrill Lynch Floating Trust
0.731% due 07/09/2021		11,595	11,564

Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035		180	174
2.266% due 12/25/2034		464	472
2.440% due 10/25/2035		226	226
2.481% due 06/25/2035		1,678	1,650
5.250% due 08/25/2036		8,300	8,299
5.352% due 05/25/2036		175	164
Morgan Stanley Capital Trust
5.610% due 04/15/2049		622	633
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,291	1,315
Morgan Stanley Re-REMIC Trust
5.982% due 08/15/2045		1,000	1,125
RBSSP Resecuritization Trust
2.475% due 12/26/2036		462	467
2.590% due 07/26/2045		4,439	4,622
Residential Accredit Loans, Inc. Trust
0.493% due 01/25/2035		1,392	1,345
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	1,019	1,263
Structured Adjustable Rate Mortgage Loan Trust
2.508% due 06/25/2034		$3,522	3,543
Thornburg Mortgage Securities Trust
5.800% due 03/25/2037		9,651	8,832
6.060% due 07/25/2036		40,088	39,043
6.098% due 09/25/2037		21,087	21,843
Vornado DP LLC Trust
2.970% due 09/13/2028		1,527	1,594
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		1,297	1,287
5.012% due 12/15/2035		784	790
5.932% due 06/15/2049		263	261
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045		8,517	7,625
1.238% due 01/25/2046		2,013	1,876
2.436% due 01/25/2035		282	284
2.440% due 10/25/2034		226	222
2.444% due 10/25/2035		10,600	9,567
2.458% due 06/25/2034		274	274
Wells Fargo Mortgage-Backed Securities Trust
2.496% due 06/25/2033		174	173
2.624% due 12/25/2034		151	150
2.659% due 03/25/2035		997	994
2.701% due 04/25/2036		44	43
5.000% due 03/25/2036		139	138
5.500% due 12/25/2035		186	185
5.592% due 04/25/2036		2,735	2,616

Total Mortgage-Backed Securities (Cost $253,148)			261,406

ASSET-BACKED SECURITIES 4.5%
AIMCO CLO
0.526% due 10/20/2019		7,324	7,264
AMMC CLO Ltd.
0.498% due 05/03/2018		155	155
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034		6,520	6,119
Avalon Capital Ltd.
0.544% due 02/24/2019		407	406
Avenue CLO Ltd.
0.536% due 10/30/2017		3,094	3,094
Ballyrock CLO Ltd.
0.493% due 08/28/2019		500	496
Bear Stearns Asset-Backed Securities Trust
0.693% due 09/25/2046		1,277	529
Black Diamond CLO Delaware Corp.
0.522% due 06/20/2017		415	415
BlueMountain CLO Ltd.
0.513% due 11/15/2017		8,138	8,143
Callidus Debt Partners CLO Fund Ltd.
0.538% due 04/17/2020		219	219
Citibank Omni Master Trust
2.943% due 08/15/2018		21,300	21,880
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		20	21
Countrywide Asset-Backed Certificates
0.583% due 11/25/2034		784	774
1.048% due 08/25/2034		600	559
Duane Street CLO Ltd.
0.525% due 11/08/2017		82	82
0.528% due 01/11/2021		2,590	2,579
EFS Volunteer LLC
1.126% due 10/26/2026		1,104	1,094
Euro-Galaxy CLO BV
0.448% due 10/23/2021	EUR	2,244	2,844

First Franklin Mortgage Loan Trust
0.633% due 04/25/2035		$800	797
Fore CLO Ltd.
0.521% due 07/20/2019		45,150	44,183
Four Corners CLO Ltd.
0.547% due 01/26/2020		7,733	7,680
Franklin CLO Ltd.
0.533% due 06/15/2018		1,366	1,344
Fremont Home Loan Trust
0.673% due 07/25/2035		882	881
Gallatin CLO Ltd.
0.525% due 08/15/2017		386	386
Goldentree Loan Opportunities Ltd.
0.972% due 10/18/2021		4,100	4,078
Halcyon Structured Asset Management CLO Ltd.
0.464% due 05/21/2018		1,676	1,676
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	1,484	1,908
Harvest CLO S.A.
0.825% due 03/29/2017		76	99
HSBC Home Equity Loan Trust
0.672% due 03/20/2036		$1,760	1,466
LCM Ltd.
0.502% due 03/21/2019		554	546
Leopard CLO BV
0.572% due 04/21/2020	EUR	1,137	1,461
LightPoint Pan-European CLO PLC
0.457% due 01/31/2022		1,887	2,401
Long Beach Mortgage Loan Trust
1.018% due 06/25/2035		$1,481	1,432
Magi Funding PLC
0.578% due 04/11/2021	EUR	344	439
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		$3,609	3,637
MASTR Asset-Backed Securities Trust
0.643% due 10/25/2035		1,000	924
Morgan Stanley ABS Capital, Inc.
1.048% due 03/25/2034		5,429	4,928
Morgan Stanley Home Equity Loan Trust
0.663% due 08/25/2035		900	830
Navigare Funding CLO Ltd.
0.534% due 05/20/2019		566	564
Nelnet Student Loan Trust
1.056% due 07/27/2048		3,252	3,258
New Century Home Equity Loan Trust
0.643% due 03/25/2035		3,500	3,327
0.643% due 06/25/2035		2,000	1,764
0.683% due 07/25/2035		600	540
North Carolina State Education Assistance Authority
0.993% due 07/25/2039		13,744	13,820
Oak Hill Credit Partners
0.524% due 05/17/2021		780	778
Panhandle-Plains Higher Education Authority, Inc.
0.774% due 10/01/2018		1,294	1,292
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 07/25/2035		1,000	928
0.843% due 10/25/2034		200	193
0.913% due 03/25/2035		1,000	841
RAAC Series
0.543% due 10/25/2045		2,215	2,129
SLM Student Loan Trust
0.276% due 07/25/2017		356	355
0.386% due 04/25/2017		81	81
0.776% due 10/25/2017		559	559
1.776% due 04/25/2023		11,887	12,235
3.500% due 08/17/2043		3,425	3,237
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		5,609	5,595
Structured Asset Investment Loan Trust
1.168% due 10/25/2033		5,412	5,118
Venture CDO Ltd.
0.506% due 01/20/2022		3,400	3,303

Total Asset-Backed Securities (Cost $195,424)			197,686

SOVEREIGN ISSUES 3.0%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	7,600	10,134
4.305% due 03/06/2014		10,000	13,228
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	180,867	56,447
Instituto de Credito Oficial
1.966% due 03/25/2014	EUR	13,700	17,861
Junta de Castilla y Leon
6.270% due 02/19/2018		900	1,247
6.505% due 03/01/2019		1,150	1,602

Kommunalbanken A/S
0.656% due 03/27/2017		$16,800	16,960
1.375% due 06/08/2017		1,900	1,894
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,586
Mexico Government International Bond
4.320% due 01/30/2020	MXN	38,900	2,977
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	6,500	7,358
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	4,400	3,400

Total Sovereign Issues (Cost $140,396)			134,694

	SHARES
EXCHANGE-TRADED FUNDS 0.5%
iShares Dow Jones U.S. Real Estate Index Fund		363,742	24,149

Total Exchange-Traded Funds (Cost $26,292)			24,149

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 46.8%
CERTIFICATES OF DEPOSIT 1.3%
Banco do Brasil S.A.
0.000% due 01/24/2014		$30,200	30,046
Dexia Credit Local S.A.
1.700% due 09/06/2013		25,500	25,549

			55,595

COMMERCIAL PAPER 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		22,600	22,524
Commonwealth Edison Co.
0.370% due 08/16/2013		6,025	6,022
Dominion Resources, Inc.
0.290% due 07/01/2013		6,200	6,200
Duke Energy Corp.
0.300% due 07/22/2013		6,200	6,199
Holcim U.S. Finance SARL & Cie S.C.S.
0.450% due 09/10/2013		1,400	1,399
Kansas City Power & Light Co.
0.300% due 07/17/2013		850	850
Nissan Motors Acceptance Corp.
0.300% due 07/22/2013		4,350	4,349
Santander S.A.
1.710% due 10/11/2013		4,700	4,689
2.370% due 01/02/2014		3,500	3,475
Standard Chartered Bank
0.950% due 09/26/2013		22,300	22,289

			77,996

REPURCHASE AGREEMENTS (e) 7.2%			318,061

SHORT-TERM NOTES 3.4%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	12,800	16,714
Fannie Mae
0.127% due 01/27/2014		$36,100	36,081
Federal Home Loan Bank
0.183% due 05/01/2014		1,000	999
Freddie Mac
0.142% due 10/10/2013		95,100	95,089

			148,883

U.S. TREASURY BILLS 7.9%
0.030% due 07/11/2013 - 06/26/2014 (b)(i)(l)		351,867	351,825

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 25.2%
PIMCO Short-Term Floating NAV Portfolio		47,933,997	479,628

PIMCO Short-Term Floating NAV Portfolio III	63,791,734	637,343

		1,116,971

Total Short-Term Instruments (Cost $2,069,327)		2,069,331

PURCHASED OPTIONS (g)(j) 0.0%
(Cost $8,941)		677

Total Investments 96.0% (Cost $4,261,947)		$4,256,987
Written Options (h)(k) (0.7%) (Premiums $25,345)		(29,417)
Other Assets and Liabilities (Net) 4.7%		206,032

Net Assets 100.0%		$4,433,602

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$1,800	U.S. Treasury Bonds 2.750% due 08/15/2042	$(1,876)	$1,800	$1,800
BPS	0.160%	06/28/2013	07/01/2013	10,000	U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032	(10,318)	10,000	10,000
BRC	0.070%	06/24/2013	07/08/2013	14,200	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014	(14,510)	14,200	14,200
	0.100%	06/28/2013	07/01/2013	12,000	U.S. Treasury Notes 0.625% due 05/31/2017	(12,266)	12,000	12,000
	0.180%	06/28/2013	07/01/2013	16,400	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(16,798)	16,400	16,400
BSN	0.150%	06/28/2013	07/01/2013	55,200	U.S. Treasury Notes 2.375% due 02/28/2015	(56,330)	55,200	55,201
DEU	0.100%	06/28/2013	07/01/2013	77,400	U.S. Treasury Bonds 4.500% due 05/15/2038	(79,757)	77,400	77,401
JPS	0.200%	06/28/2013	07/01/2013	16,400	U.S. Treasury Notes 0.625% - 3.625% due 07/15/2014 - 08/15/2019	(16,783)	16,400	16,400
RYL	0.200%	06/28/2013	07/01/2013	75,900	U.S. Treasury Notes 4.500% due 05/15/2017	(77,413)	75,900	75,901
SSB	0.010%	06/28/2013	07/01/2013	1,361	Fannie Mae 2.200% due 10/17/2022	(1,395)	1,361	1,361
TDM	0.090%	06/19/2013	07/08/2013	37,400	U.S. Treasury Inflation Protected Securities 0.125% - 1.875% due 04/15/2017 - 07/15/2020	(39,692)	37,400	37,401

						$(327,138)	$318,061	$318,065

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $38,809 at a weighted average interest rate of 0.166%.

(f)	Securities with an aggregate market value of $1,344 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Purchased Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude December Futures	$118.750	12/31/2013	201	$321	$121
Call - NYMEX Brent Crude November Futures	118.750	11/29/2013	201	321	90
Call - NYMEX Brent Crude October Futures	118.750	10/31/2013	201	321	60

				$963	$271

(h)	Written Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - NYMEX Ultra-Low Sulfur Diesel December Futures	$3.300	12/31/2013	201	$403	$(180)
Call - NYMEX Ultra-Low Sulfur Diesel November Futures	3.300	11/29/2013	201	403	(125)
Call - NYMEX Ultra-Low Sulfur Diesel October Futures	3.300	10/31/2013	201	403	(77)
Call - NYMEX WTI Brent Crude Spread May Futures	6.000	05/14/2014	305	526	(650)
Call - NYMEX WTI Brent Crude Spread November Futures	6.000	11/13/2013	2,095	2,593	(4,546)
Put - NYMEX WTI Brent Crude Spread November Futures	11.000	11/13/2013	718	954	(488)
Call - NYMEX WTI Brent Crude Spread November Futures	2.000	11/12/2014	399	326	(423)
Call - NYMEX WTI Light Sweet Crude Oil August Futures	103.000	07/17/2013	642	328	(90)

				$5,936	$(6,579)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	241	$154	$(692)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	241	56	(7)

				$210	$(699)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude June Futures	Short	05/2014	3,125	$(531)
Brent Crude March Futures	Short	02/2014	856	546
Brent Crude November Futures	Short	11/2013	150	(93)
Brent Crude November Futures	Short	11/2014	9	15
Brent Crude October Futures	Long	09/2013	856	487
Canola November Futures	Short	11/2013	4,648	2,113
Corn December Futures	Long	12/2013	2,398	(4,427)
Corn September Futures	Short	09/2013	2,398	3,600
Cotton No. 2 December Futures	Long	12/2013	43	26
Euro-Mill Wheat November Futures	Long	11/2013	6,238	(15,450)
Euro-Mill Wheat November Futures	Long	11/2014	207	(171)
Euro-Rapeseed August Futures	Long	08/2013	290	(811)
Euro-Rapeseed November Futures	Long	11/2013	1,573	(3,216)
Feed Wheat November Futures	Short	11/2013	401	1,140
Gold 100 oz. August Futures	Long	08/2013	5	(80)
Hard Red Winter Wheat December Futures	Short	12/2013	92	254
Hard Red Winter Wheat September Futures	Long	09/2013	92	(111)
Henry Hub Natural Gas Swap April Futures	Short	03/2014	704	828
Henry Hub Natural Gas Swap April Futures	Long	03/2016	946	(513)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	709	639
Henry Hub Natural Gas Swap August Futures	Long	07/2016	955	(267)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	568	136
Henry Hub Natural Gas Swap December Futures	Long	11/2016	814	473
Henry Hub Natural Gas Swap February Futures	Short	01/2014	555	519
Henry Hub Natural Gas Swap February Futures	Long	01/2016	783	211
Henry Hub Natural Gas Swap January Futures	Short	12/2013	568	525
Henry Hub Natural Gas Swap January Futures	Long	12/2015	814	245
Henry Hub Natural Gas Swap July Futures	Short	06/2014	709	665
Henry Hub Natural Gas Swap July Futures	Long	06/2016	955	(317)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	704	733
Henry Hub Natural Gas Swap June Futures	Long	05/2016	946	(404)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	568	562
Henry Hub Natural Gas Swap March Futures	Long	02/2016	814	74
Henry Hub Natural Gas Swap May Futures	Short	04/2014	709	794
Henry Hub Natural Gas Swap May Futures	Long	04/2016	955	(482)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	568	381
Henry Hub Natural Gas Swap November Futures	Long	10/2016	810	64
Henry Hub Natural Gas Swap October Futures	Short	09/2014	709	600
Henry Hub Natural Gas Swap October Futures	Long	09/2016	955	(186)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	704	638
Henry Hub Natural Gas Swap September Futures	Long	08/2016	946	(258)
High-Low Sulfer Fuel Oil Spread Swap August Futures	Long	08/2013	8	1
High-Low Sulfer Fuel Oil Spread Swap December Futures	Long	12/2013	8	10
High-Low Sulfer Fuel Oil Spread Swap July Futures	Long	07/2013	8	(23)
High-Low Sulfer Fuel Oil Spread Swap November Futures	Long	11/2013	8	13
High-Low Sulfer Fuel Oil Spread Swap October Futures	Long	10/2013	8	12
High-Low Sulfer Fuel Oil Spread Swap September Futures	Long	09/2013	8	11
Natural Gas February Futures	Short	01/2014	73	455
Natural Gas January Futures	Long	12/2013	559	(3,361)
Natural Gas July Futures	Short	07/2013	6,329	18,249
Natural Gas March Futures	Long	02/2014	73	(400)
Natural Gas March Futures	Short	03/2014	9,220	33,366
Natural Gas May Futures	Long	04/2014	2,921	(8,433)
Natural Gas October Futures	Long	09/2013	5,770	(9,017)
Natural Gas October Futures	Long	09/2014	6,299	(21,321)
Platinum October Futures	Long	10/2013	144	121
Soybean November Futures	Short	11/2013	666	842
Sugar No. 11 October Futures	Short	09/2013	1,650	143
U.S. Treasury 10-Year Note September Futures	Short	09/2013	455	88
Wheat December Futures	Short	12/2013	1,021	9,785
Wheat December Futures	Short	12/2014	76	243
Wheat September Futures	Short	09/2013	1,078	1,412
White Sugar October Futures	Long	09/2013	1,650	607
WTI Crude August Futures	Short	07/2013	171	(86)
WTI Crude December Futures	Long	11/2013	250	247
WTI Crude December Futures	Long	11/2014	109	(99)
WTI Crude June Futures	Long	05/2014	2,925	8,215
WTI Crude March Futures	Long	02/2014	856	1,283
WTI Crude October Futures	Short	09/2013	856	(2,768)

				$18,546

(i)	Securities with an aggregate market value of $85,463 and cash of $18 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	8,683		$8,495	WST	$559	$0	$559
07/2013	BRL	63,373		29,806	BRC	1,405	0	1,405
07/2013		30,888		13,941	DUB	98	0	98
07/2013		1,041		463	JPM	0	(3)	(3)
07/2013		1,040		469	MSC	3	0	3
07/2013	EUR	2,963		3,936	BRC	80	0	80
07/2013		93,750		124,460	MSC	2,431	0	2,431
07/2013		105,103		138,138	RYL	1,331	0	1,331
07/2013	JPY	2,182,200		22,279	BPS	276	0	276
07/2013		4,657,599		47,176	UAG	212	0	212
07/2013	NZD	4,760		3,894	UAG	208	0	208
07/2013		$31,065	BRL	63,373	BRC	0	(2,664)	(2,664)
07/2013		15,144		30,888	DUB	0	(1,301)	(1,301)
07/2013		470		1,041	JPM	0	(3)	(3)
07/2013		463		1,040	MSC	3	0	3
07/2013		9,220	EUR	7,110	BRC	48	(13)	35
07/2013		2,462		1,914	DUB	29	0	29
07/2013		3,827		2,870	HUS	0	(92)	(92)
07/2013		3,169		2,422	JPM	0	(16)	(16)
07/2013		121,097		93,750	MSC	933	0	933
07/2013		124,460		93,750	UAG	0	(2,431)	(2,431)
07/2013		15,125	JPY	1,432,100	BPS	0	(685)	(685)
07/2013		55,326		5,383,500	RYL	0	(1,042)	(1,042)
08/2013	BRL	133,681		$62,000	BOA	2,508	0	2,508
08/2013		4,807		2,236	BPS	97	0	97
08/2013		22,968		10,594	BRC	372	0	372
08/2013		9,637		4,464	CBK	175	0	175
08/2013		23,334		10,483	DUB	142	(43)	99
08/2013		4,690		2,140	FBF	53	0	53
08/2013		2,325		1,026	HUS	0	(9)	(9)
08/2013		1,046		463	MSC	0	(2)	(2)
08/2013	EUR	2,712		3,527	BRC	0	(4)	(4)
08/2013		$40,825	BRL	82,949	UAG	0	(3,911)	(3,911)
08/2013		138,159	EUR	105,103	RYL	0	(1,335)	(1,335)
09/2013	CAD	2,838		$2,779	BRC	86	0	86
09/2013		55,083		53,985	CBK	1,714	0	1,714
09/2013		846		830	FBF	27	0	27
09/2013		860		842	HUS	25	0	25
09/2013	EUR	118,202		157,287	CBK	3,377	0	3,377
09/2013	GBP	7,021		10,908	BPS	234	0	234
09/2013		$1,894	CAD	1,933	CBK	0	(60)	(60)
09/2013		1,139		1,195	FBF	0	(5)	(5)
09/2013		1,367	EUR	1,042	BRC	0	(10)	(10)
09/2013		26,608		19,959	CBK	0	(620)	(620)
09/2013		23,028		17,176	DUB	0	(663)	(663)
09/2013		1,365	GBP	874	DUB	0	(36)	(36)
09/2013		34,764		22,653	HUS	0	(326)	(326)
09/2013		18,851	MXN	232,755	JPM	0	(1,012)	(1,012)

						$16,426	$(16,286)	$140

(j)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC Brent Crude December Futures	GST	$118.750	10/31/2013	$6,000	$87	$18
Call - OTC Brent Crude December Futures	JPM	118.750	10/31/2013	2,200	30	7
Call - OTC Brent Crude February Futures	GST	118.750	12/31/2013	6,000	87	36
Call - OTC Brent Crude February Futures	JPM	118.750	12/31/2013	2,200	30	13
Call - OTC Brent Crude January Futures	GST	118.750	11/29/2013	6,000	87	27
Call - OTC Brent Crude January Futures	JPM	118.750	11/29/2013	2,200	30	10
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	29,100	2,095	32
Call - OTC WTI Crude December Futures	FBF	120.000	11/17/2014	25,000	2,000	167
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	4,900	342	5
Call - OTC WTI Crude December Futures	SOG	130.000	11/17/2014	16,500	1,320	63
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	25,000	1,870	28

					$7,978	$406

(k)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	$29,100	$1,696	$(26)
Call - OTC Brent Crude December Futures	FBF	126.000	11/10/2014	25,000	2,075	(270)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	4,900	353	(4)
Call - OTC Brent Crude December Futures	SOG	140.000	11/10/2014	16,500	1,336	(73)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	25,000	1,940	(23)
Put - OTC WTI Brent Crude Spread November Futures	MAC	11.000	11/13/2013	25,000	325	(170)
Call - OTC Ultra-Low Sulfur Diesel December Futures	JPM	3.300	12/31/2013	924	37	(20)
Call - OTC Ultra-Low Sulfur Diesel January Futures	GST	3.300	12/31/2013	2,520	107	(37)
Call - OTC Ultra-Low Sulfur Diesel November Futures	GST	3.300	10/31/2013	2,520	107	(23)
Call - OTC Ultra-Low Sulfur Diesel November Futures	GST	3.300	11/29/2013	2,520	107	(37)
Call - OTC Ultra-Low Sulfur Diesel November Futures	JPM	3.300	11/29/2013	924	37	(14)
Call - OTC Ultra-Low Sulfur Diesel October Futures	JPM	3.300	10/31/2013	924	37	(8)

					$8,157	$(705)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	41,400	$92	$(2)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		12,100	21	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		10,700	21	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		10,200	18	0
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		$480,300	1,657	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		480,300	1,657	(10,437)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		8,800	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		8,800	22	(192)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		25,500	66	(409)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		6,900	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		6,900	18	(151)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		18,400	61	(295)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		44,200	25	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		44,200	112	(964)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		18,400	93	(264)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	36,200	193	(21)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		6,400	29	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		5,700	30	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		8,500	50	(5)

								$4,176	$(12,750)

Options on Indices

Description	Counterparty	Strike Value	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	DUB	0.000	03/04/2014	$1,060	$901	$(413)
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	GST	(3.000)	03/03/2014	2,205	1,852	(949)
Put - OTC NRCAL16 Index	CBK	4.400	08/22/2013	522,000	389	(741)
Put - OTC NRCAL16 Index	JPM	4.400	08/08/2013	1,176,000	867	(1,621)
Put - OTC NRCAL16 Index	JPM	4.300	08/15/2013	282,000	197	(250)
Put - OTC PLTMLNPM Index	DUB	1,440.000	11/29/2013	1,900	1,131	(2,412)
Put - OTC PLTMLNPM Index	UAG	1,420.000	11/01/2013	585	399	(764)
Put - OTC PLTMLNPM Index	UAG	1,410.000	12/05/2013	1,080	587	(1,152)

					$6,323	$(8,302)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$900	$12	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	98	(18)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	12,800	110	(92)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	155	(129)
Floor - OTC YOY CPURNSA Index	DUB	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	168	(141)

						$543	$(382)

(1)	YOY options may have a series of expirations.

OTC Swap Agreements:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2H13 BRT Index	$2.700	12/31/2013	BOA	171,000	$(522)	$0	$(522)
Pay	2H13 BRT Index	2.600	12/31/2013	MYC	177,000	(523)	0	(523)
Receive	2H13 BRTDUBAI Index	2.320	12/31/2013	JPM	228,000	145	0	145
Receive	2H13 BRTDUBAI Index	2.350	12/31/2013	JPM	228,000	138	0	138
Pay	2H13 BRTDUBAI Index	2.800	12/31/2013	MYC	240,000	(37)	0	(37)
Pay	2H13 BRTDUBAI Index	2.850	12/31/2013	MYC	216,000	(23)	0	(23)
Receive	2H13 GOCO Index	15.200	12/31/2013	MYC	30,000	15	0	15
Receive	2H13 GOCO Index	15.300	12/31/2013	DUB	27,000	10	0	10
Pay	2H13 GOCO Index	16.000	12/31/2013	CBK	57,000	18	0	18
Pay	2H13 GOCO Index	16.050	12/31/2013	DUB	12,000	4	0	4
Pay	2H13 GOCO Index	17.350	12/31/2013	MYC	114,000	190	0	190
Pay	2H13 GOCO Index	17.900	12/31/2013	DUB	234,000	518	0	518
Pay	2H13 GOCO Index	18.100	12/31/2013	MYC	90,000	217	0	217
Receive	2H13 LSFOCO Index	7.700	12/31/2013	DUB	27,000	6	0	6
Receive	2H13 LSFOCO Index	7.700	12/31/2013	MYC	30,000	6	0	6
Pay	2H13 LSFOCO Index	7.100	12/31/2013	MYC	90,000	35	0	35
Pay	2H13 LSFOCO Index	6.850	12/31/2013	MYC	114,000	73	0	73
Pay	2H13 LSFOCO Index	6.550	12/31/2013	DUB	12,000	11	0	11
Pay	2H13 LSFOCO Index	6.500	12/31/2013	CBK	57,000	56	0	56
Pay	2H13 LSFOCO Index	6.300	12/31/2013	DUB	234,000	278	0	278
Pay	2Q13 GCGASCO Index	15.350	06/30/2013	MYC	25,000	101	0	101
Receive	3Q13 GOCO Index	13.750	09/30/2013	DUB	18,000	32	0	32
Receive	3Q13 GOCO Index	13.780	09/30/2013	MYC	30,000	53	0	53
Pay	3Q13 GOCO Index	14.850	09/30/2013	CBK	13,500	(9)	0	(9)
Receive	3Q13 LSFOCO Index	7.560	09/30/2013	MYC	30,000	(4)	0	(4)
Receive	3Q13 LSFOCO Index	7.450	09/30/2013	DUB	18,000	(4)	0	(4)
Pay	3Q13 LSFOCO Index	7.790	09/30/2013	CBK	13,500	(1)	0	(1)
Receive	4Q13 BRENT Index	105.110	12/31/2013	BOA	37,500	(181)	0	(181)
Pay	4Q13 RBOB Index	2.630	12/31/2013	BOA	1,575,000	131	0	131
Pay	4Q13 RBOBCO Index	5.300	12/31/2013	MYC	150,000	(207)	0	(207)
Pay	4Q13 RBOBCO Index	5.350	12/31/2013	CBK	150,000	(199)	0	(199)
Receive	CAL13LLS Index	3.800	12/31/2013	MYC	108,000	467	0	467
Receive	CAL13LLS Index	3.750	12/31/2013	MYC	240,000	1,026	0	1,026
Pay	CAL14 GOCO Index	16.970	12/31/2014	DUB	75,000	40	0	40
Pay	CAL14 GOCO Index	17.000	12/31/2014	CBK	75,000	42	0	42
Pay	CAL14 GOCO Index	17.180	12/31/2014	DUB	12,000	9	0	9
Pay	CAL14 GOCO Index	17.350	12/31/2014	MYC	54,900	50	0	50
Pay	CAL14 GOCO Index	17.450	12/31/2014	CBK	69,900	70	0	70
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	48,000	60	0	60
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	89,100	117	0	117
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	48,000	69	0	69
Pay	CAL14 GOCO Index	17.900	12/31/2014	MYC	25,200	37	0	37
Pay	CAL14 GOCO Index	17.940	12/31/2014	MYC	115,200	172	0	172
Pay	CAL14 GOCO Index	18.000	12/31/2014	GST	82,800	129	0	129
Pay	CAL14 HSFOCO Index	11.000	12/31/2014	GST	82,800	(22)	0	(22)
Pay	CAL14 HSFOCO Index	10.900	12/31/2014	MYC	25,200	(4)	0	(4)
Pay	CAL14 HSFOCO Index	10.750	12/31/2014	CBK	89,100	(1)	0	(1)
Pay	CAL14 HSFOCO Index	10.450	12/31/2014	CBK	69,900	20	0	20
Pay	CAL14 HSFOCO Index	10.350	12/31/2014	MYC	54,900	21	0	21
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	48,000	30	0	30
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	48,000	31	0	31
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	MYC	115,200	73	0	73
Pay	CAL14 HSFOCO Index	9.880	12/31/2014	DUB	12,000	10	0	10
Pay	CAL14 HSFOCO Index	9.700	12/31/2014	CBK	75,000	78	0	78
Pay	CAL14 HSFOCO Index	9.570	12/31/2014	DUB	75,000	87	0	87
Receive	CAL15 LSHSFO Index	15.750	12/31/2015	MYC	36,000	9	0	9
Pay	CBOT Wheat September Futures	7.140	08/23/2013	AZD	459,250	258	0	258
Receive	Crude Palm Oil September Futures	34.793	07/15/2013	AZD	27,669,366	(395)	0	(395)
Receive	Euro-Mill Wheat November Futures	2.720	10/10/2013	GST	7,550	(149)	0	(149)
Receive	Euro-Mill Wheat November Futures	3.048	10/15/2013	AZD	8,150	(428)	0	(428)
Receive	Euro-Mill Wheat November Futures	3.070	10/15/2013	AZD	4,350	(238)	0	(238)
Pay	Feed Wheat November Futures	2.803	10/10/2013	GST	7,550	227	0	227
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	660,000	(1,166)	0	(1,166)
Pay	Soybean Oil September Futures	48.264	08/23/2013	AZD	27,669,366	651	0	651

						$1,707	$0	$1,707

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.169%	$1,800	$8	$16	$(8)
SLM Corp.	GST	5.000%	03/20/2016	2.098%	300	23	1	22
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.310%	3,300	58	78	(20)

						$89	$95	$(6)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BPS	EUR	5,500	$14	$(11)	$25
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS	BRL	111,000	(2,745)	102	(2,847)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		67,200	(1,107)	57	(1,164)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		31,800	(544)	0	(544)
Pay	1-Year BRL-CDI	9.120%	01/02/2017	BPS		35,700	(601)	0	(601)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		$20,900	(466)	127	(593)

							$(5,449)	$275	$(5,724)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	2	1-Month USD-LIBOR plus a specified spread	$15	12/31/2013	BOA	$0
Receive	DWRTFT Index	81	1-Month USD-LIBOR plus a specified spread	556	04/29/2014	BOA	(17)
Receive	CSIXTR Index	70,514	3-Month U.S. Treasury Bill rate plus a specified spread	403,792	08/15/2013	CIB	(14,683)
Receive	CSIXTR Index	234,480	3-Month U.S. Treasury Bill rate plus a specified spread	1,342,730	08/15/2013	FBF	(48,824)
Pay	DJUBSHG Index	18,947	0.000%	6,230	08/15/2013	FBF	296
Receive	SPGCICP Index	10,141	0.000%	6,308	08/15/2013	FBF	(291)
Receive	CSIXTR Index	109,171	3-Month U.S. Treasury Bill rate plus a specified spread	628,809	07/18/2013	GLM	(26,375)
Pay	CSIXTR Index	7,455	3-Month U.S. Treasury Bill rate plus a specified spread	41,569	07/18/2013	GLM	429
Receive	CSIXTR Index	279,088	3-Month U.S. Treasury Bill rate plus a specified spread	1,598,172	08/15/2013	JPM	(57,798)
Pay	DJUBSCOT Index	165,433	3-Month U.S. Treasury Bill rate plus a specified spread	212,839	08/15/2013	JPM	6,923
Receive	DJUBSF1T Index	839,852	3-Month U.S. Treasury Bill rate plus a specified spread	409,252	08/15/2013	JPM	(19,764)
Receive	DJUBSTR Index	111,827	3-Month U.S. Treasury Bill rate plus a specified spread	29,434	08/15/2013	JPM	(194)
Pay	DJUBSTR Index	3,138,625	3-Month U.S. Treasury Bill rate plus a specified spread	826,106	08/15/2013	JPM	39,820
Receive	JMABGCO1 Index	351,813	3-Month U.S. Treasury Bill rate plus a specified spread	214,427	08/15/2013	JPM	(6,733)
Receive	JMABNIC0 Index	56,812	3-Month U.S. Treasury Bill rate plus a specified spread	38,777	08/15/2013	JPM	(1,734)
Receive	JMABNICP Index	256,654	3-Month U.S. Treasury Bill rate plus a specified spread	171,258	08/15/2013	JPM	(7,759)
Pay	JMABNICP Index	44,020	3-Month U.S. Treasury Bill rate plus a specified spread	29,374	08/15/2013	JPM	178
Receive	JMCU3A3TR Index	81,227	3-Month U.S. Treasury Bill rate plus a specified spread	31,508	08/15/2013	JPM	(1,506)
Receive	JMCU3A5TR Index	1,400,274	3-Month U.S. Treasury Bill rate plus a specified spread	182,456	08/15/2013	JPM	(8,624)
Receive	CSIXTR Index	116,382	3-Month U.S. Treasury Bill rate plus a specified spread	66,449	08/15/2013	SOG	(24,184)
Receive	DJUBSF3T Index	140,508	3-Month U.S. Treasury Bill rate plus a specified spread	79,908	08/15/2013	SOG	(3,866)
Pay	DJUBSTR Index	304,250	3-Month U.S. Treasury Bill rate plus a specified spread	80,081	08/15/2013	SOG	3,860

							$(170,846)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn December Futures	8.123%	11/22/2013	DUB	$5,263	$(8)	$0	$(8)
Pay	CBOT Corn December Futures	8.640%	11/22/2013	DUB	11,905	9	0	9
Receive	CBOT Wheat December Futures	7.701%	11/22/2013	DUB	5,405	(116)	0	(116)
Receive	CBOT Wheat December Futures	8.210%	11/22/2013	DUB	12,216	(286)	0	(286)
Pay	DJUBS Index	2.890%	07/02/2013	JPM	11,300	126	0	126
Pay	DJUBS Index	3.028%	07/08/2013	GST	10,240	108	0	108
Pay	GOLDLNPM Index	2.641%	08/01/2013	HUS	75,870	(4,341)	0	(4,341)
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM	20,660	(886)	0	(886)
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG	6,850	(171)	0	(171)
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG	6,850	(167)	0	(167)
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC	17,346	(391)	0	(391)
Pay	GOLDLNPM Index	3.441%	11/29/2013	SOG	20,030	(501)	0	(501)
Pay	GOLDLNPM Index	3.610%	11/29/2013	GST	9,380	(219)	0	(219)
Pay	GOLDLNPM Index	8.851%	06/04/2014	DUB	12,310	495	0	495
Pay	GOLDLNPM Index	5.063%	08/06/2014	GST	22,250	(130)	0	(130)
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST	22,870	(108)	0	(108)
Receive	GOLDLNPM Index	4.537%	08/06/2014	BPS	23,470	260	0	260
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM	9,110	145	0	145
Pay	GOLDLNPM Index	5.406%	04/21/2016	MYC	63,817	(1,281)	0	(1,281)
Receive	LME Copper June Futures	11.056%	06/04/2014	DUB	11,000	(610)	0	(610)
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG	4,300	155	0	155
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG	4,300	153	0	153
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC	11,130	369	0	369
Receive	London Silver Market Fixing Ltd.	8.732%	11/29/2013	SOG	12,530	462	0	462
Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	GST	5,990	205	0	205
Receive	London Silver Market Fixing Ltd.	9.151%	04/21/2016	MYC	49,045	1,441	0	1,441
Receive	NYMEX Natural Gas October Futures	10.563%	09/25/2013	BRC	7,693	21	0	21
Pay	S&P 500 Index	7.290%	12/20/2013	GST	14,000	678	0	678
Pay	S&P 500 Index	7.453%	12/20/2013	BRC	12,200	612	0	612
Receive	S&P GSCI Crude Oil Index	5.290%	08/09/2013	BPS	9,339	(144)	0	(144)
Pay	SPGCBRP Index	4.928%	08/09/2013	BPS	9,623	144	0	144

						$(3,976)	$0	$(3,976)

(l)	Securities with an aggregate market value of $184,564 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$199,183	$4,031	$203,214
Industrials	0	7,439	432	7,871
Utilities	0	11,865	0	11,865
U.S. Government Agencies	0	633,370	1,679	635,049
U.S. Treasury Obligations	0	711,045	0	711,045
Mortgage-Backed Securities	0	261,406	0	261,406
Asset-Backed Securities	0	197,190	496	197,686
Sovereign Issues	0	134,694	0	134,694
Exchange-Traded Funds	24,149	0	0	24,149
Short-Term Instruments
Certificates of Deposit	0	55,595	0	55,595
Commercial Paper	0	77,996	0	77,996
Repurchase Agreements	0	318,061	0	318,061
Short-Term Notes	0	148,883	0	148,883
U.S. Treasury Bills	0	351,825	0	351,825
Central Funds Used for Cash Management Purposes	1,116,971	0	0	1,116,971
Purchased Options
Commodity Contracts	271	406	0	677
	$1,141,391	$3,108,958	$6,638	$4,256,987

Financial Derivative Instruments - Assets
Commodity Contracts	91,283	61,419	0	152,702
Credit Contracts	0	22	0	22
Equity Contracts	0	1,290	0	1,290
Foreign Exchange Contracts	0	16,426	0	16,426
Interest Rate Contracts	88	25	0	113
	$91,371	$79,182	$0	$170,553

Financial Derivative Instruments - Liabilities
Commodity Contracts	(79,404)	(182,872)	(3,974)	(266,250)
Credit Contracts	0	(28)	0	(28)
Equity Contracts	0	(57,815)	0	(57,815)
Foreign Exchange Contracts	0	(16,286)	0	(16,286)
Interest Rate Contracts	0	(19,368)	(382)	(19,750)
	$(79,404)	$(276,369)	$(4,356)	$(360,129)

Totals	$1,153,358	$2,911,771	$2,282	$4,067,411

There were assets and liabilities valued at $3,684 transferred from Level 1 to Level 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$4,039	$0	$0	$(6)	$0	$(2)	$0	$0	$4,031	$(2)
Industrials	459	0	0	0	0	(27)	0	0	432	(27)
U.S. Government Agencies	1,718	0	(42)	0	0	3	0	0	1,679	4
Asset-Backed Securities	6,990	0	(3,470)	2	31	36	0	(3,093)	496	2

	$13,206	$0	$(3,512)	$(4)	$31	$10	$0	$(3,093)	$6,638	$(23)
Financial Derivative Instruments - Assets
Commodity Contracts	$87	$0	$0	$0	$0	$(14,770)	$0	$14,683	$0	$0

Financial Derivative Instruments - Liabilities
Commodity Contracts	(12,917)	0	(1,453)	0	0	(87,558)	0	97,954	(3,974)	856
Equity Contracts	(2,723)	0	0	0	0	(55,887)	0	58,610	0	0
Interest Rate Contracts	(447)	0	0	0	0	65	0	0	(382)	65

	$(16,087)	$0	$(1,453)	$0	$0	$(143,380)	$0	$156,564	$(4,356)	$921

Totals	$(2,794)	$0	$(4,965)	$(4)	$31	$(158,140)	$0	$168,154	$2,282	$898

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value (s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,031	Benchmark Pricing	Base Price	100.88
Industrials	432	Third Party Vendor	Broker Quote	107.25
U.S. Government Agencies	1,679	Third Party Vendor	Broker Quote	100.63
Asset-Backed Securities	496	Benchmark Pricing	Base Price	99.10
Financial Derivative Instruments - Liabilities
Commodity Contracts	(3,974)	Indicative Market Quotation	Broker Quote	0.09 - 43.04
Interest Rate Contracts	(382)	Indicative Market Quotation	Broker Quote	0.16 - 0.83

Total	$2,282

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
AES Corp.
3.750% due 06/01/2018	$336	$337
Community Health Systems, Inc.
2.445% due 07/25/2014	276	277
HCA, Inc.
2.695% due 05/02/2016	7,980	7,964
IASIS Healthcare LLC
4.500% due 05/03/2018	9,776	9,783
Springleaf Financial Funding Co.
5.500% due 05/10/2017	21,002	21,058
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015	10,522	10,837

Total Bank Loan Obligations (Cost $49,734)		50,256

CORPORATE BONDS & NOTES 2.9%
BANKING & FINANCE 2.2%
Abbey National Treasury Services PLC
1.856% due 04/25/2014	33,800	34,053
Ally Financial, Inc.
0.000% due 06/15/2015	2,600	2,412
2.475% due 12/01/2014	1,100	1,089
7.500% due 12/31/2013	1,000	1,028
American International Group, Inc.
3.750% due 11/30/2013	28,100	28,450
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	100	104
Banco Santander Brasil S.A.
2.373% due 03/18/2014	10,400	10,352
4.250% due 01/14/2016	14,500	14,717
4.500% due 04/06/2015	1,500	1,515
BPCE S.A.
2.023% due 02/07/2014	38,300	38,616
2.375% due 10/04/2013	11,400	11,453
Credit Agricole Home Loan SFH
1.026% due 07/21/2014	57,200	57,418
Credit Agricole S.A.
1.726% due 01/21/2014	15,800	15,898
Eksportfinans ASA
2.375% due 05/25/2016	3,000	2,887
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	1,992
Hyundai Capital Services, Inc.
4.375% due 07/27/2016	1,500	1,591
International Lease Finance Corp.
5.625% due 09/20/2013	5,830	5,885
6.500% due 09/01/2014	3,500	3,657
Intesa Sanpaolo SpA
2.674% due 02/24/2014	29,100	29,212
Morgan Stanley
0.579% due 01/09/2014	3,100	3,092
1.875% due 01/24/2014	64,800	65,188
Qatari Diar Finance QSC
5.000% due 07/21/2020	1,500	1,662
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	300	312
5.499% due 07/07/2015	3,000	3,186
SLM Corp.
6.250% due 01/25/2016	1,400	1,489
SLM Corp. CPI Linked Bond
2.043% due 10/01/2014	560	561
2.043% due 11/01/2016	700	650
3.482% due 01/31/2014	4,400	4,437
3.512% due 02/01/2014	6,073	6,112
3.662% due 11/01/2013	552	554
Stone Street Trust
5.902% due 12/15/2015	2,000	2,150
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016	15,900	15,622

		367,344

INDUSTRIALS 0.4%
Anglo American Capital PLC
9.375% due 04/08/2014	1,000	1,060

Con-way, Inc.
7.250% due 01/15/2018		10,000	11,372
D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,306
6.500% due 04/15/2016		4,000	4,340
DISH DBS Corp.
6.625% due 10/01/2014		850	888
7.000% due 10/01/2013		5,000	5,061
Lennar Corp.
5.500% due 09/01/2014		1,200	1,245
5.600% due 05/31/2015		3,000	3,165
New York Times Co.
5.000% due 03/15/2015		1,000	1,033
Noble Group Ltd.
4.875% due 08/05/2015		6,400	6,648
Petrobras International Finance Co.
3.875% due 01/27/2016		800	827
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		13,900	12,267
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,943
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,187	3,601
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		200	229

			60,985

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	822
7.700% due 08/07/2013		3,300	3,311
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		34,105	34,616
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,043
5.000% due 10/19/2025		1,300	1,326
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	39,000	394
1.850% due 07/28/2014		39,000	395
4.500% due 03/24/2014	EUR	3,300	4,340
5.050% due 11/28/2014	JPY	10,000	106

			46,353

Total Corporate Bonds & Notes (Cost $465,920)			474,682

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		$200	210
Santa Rosa, California Wastewater Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	7,028

			7,238

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,781

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	3,272

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	3,377

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		7,185	6,202

Total Municipal Bonds & Notes (Cost $21,775)			21,870

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.323% due 03/25/2036		502	473
0.638% due 02/25/2037		8,105	8,145
2.372% due 05/01/2035		327	347
2.522% due 05/01/2036		66	70
3.000% due 08/01/2043		1,000	974
4.000% due 07/01/2019		7,371	7,798

5.410% due 01/13/2023		6,165	6,322
Freddie Mac
0.423% due 02/15/2019		6,345	6,358
0.463% due 01/15/2037		41	41
2.703% due 06/01/2033		352	375
3.094% due 01/01/2034		492	523
5.000% due 08/15/2020		168	168
Ginnie Mae
0.493% due 01/16/2031		25	25
NCUA Guaranteed Notes
0.643% due 10/07/2020		10,064	10,114
0.753% due 12/08/2020		46,516	46,777
Small Business Administration
5.902% due 02/10/2018		2,311	2,540

Total U.S. Government Agencies (Cost $90,072)			91,050

U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		216,710	222,365
0.125% due 04/15/2016 (i)		263,375	270,247
0.125% due 04/15/2017		495,345	508,444
0.125% due 04/15/2018		50,299	51,607
0.125% due 01/15/2022 (i)(l)		215,286	210,837
0.125% due 01/15/2022 (i)		50,343	49,303
0.125% due 07/15/2022		1,398,591	1,366,904
0.125% due 07/15/2022 (f)		1,011	988
0.125% due 01/15/2023 (f)(i)(l)		962,727	932,792
0.500% due 04/15/2015		308,684	316,546
0.625% due 07/15/2021 (i)		512,780	529,385
0.625% due 07/15/2021 (f)(i)		825,402	852,131
0.625% due 02/15/2043 (f)(i)(l)		84,475	71,005
1.125% due 01/15/2021		724,475	774,792
1.250% due 04/15/2014 (i)		259,312	262,999
1.250% due 07/15/2020 (f)(i)(l)		2,387,951	2,594,192
1.375% due 07/15/2018		40,535	44,281
1.375% due 01/15/2020		502,944	548,072
1.625% due 01/15/2015 (f)(i)(l)		253,976	264,194
1.625% due 01/15/2018 (f)(i)		331,001	362,394
1.750% due 01/15/2028		57,220	64,091
1.875% due 07/15/2013 (f)(i)(l)		30,792	30,837
1.875% due 07/15/2013 (i)		318,173	318,646
1.875% due 07/15/2015		540,122	574,534
1.875% due 07/15/2019		395,123	445,578
1.875% due 07/15/2019 (i)		326,802	368,533
2.000% due 01/15/2014		180,386	182,993
2.000% due 07/15/2014 (f)(i)(l)		1,157,575	1,195,649
2.000% due 01/15/2016		294,662	316,600
2.000% due 01/15/2026		18,090	20,889
2.125% due 01/15/2019		136,253	154,115
2.125% due 01/15/2019 (f)(i)(l)		287,019	324,645
2.375% due 01/15/2017		127,578	141,442
2.375% due 01/15/2025 (l)		212,570	253,208
2.375% due 01/15/2027		10,828	13,026
2.500% due 07/15/2016		782,723	865,643
2.625% due 07/15/2017 (i)(l)		878,954	997,338
3.375% due 04/15/2032		917	1,288
3.875% due 04/15/2029 (i)		5,255	7,571
U.S. Treasury Notes
0.250% due 02/28/2014 (i)		488	488
0.250% due 03/31/2014 (i)(l)		1,100	1,101
0.750% due 06/15/2014 (f)(i)(l)		10,800	10,858
2.000% due 02/15/2023		34,400	33,085

Total U.S. Treasury Obligations (Cost $16,828,795)			16,555,636

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		2,695	2,414
5.214% due 10/25/2035		3,442	3,172
American Home Mortgage Assets Trust
0.383% due 05/25/2046		356	246
1.094% due 11/25/2046		8,665	4,785
American Home Mortgage Investment Trust
1.914% due 09/25/2045		1,512	1,493
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	151	197
1.652% due 11/19/2047		6,500	8,582
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		$481	480
5.492% due 02/10/2051		10,140	11,362
5.634% due 04/10/2049		234	237
5.857% due 06/10/2049		7,100	7,982
5.889% due 07/10/2044		600	667
5.919% due 05/10/2045		9,700	10,736
5.935% due 02/10/2051		7,100	8,052

Banc of America Funding Corp.
0.482% due 05/20/2035		410	264
5.419% due 05/20/2036		1,377	1,319
5.630% due 01/20/2047 ^		583	445
Banc of America Large Loan Trust
2.493% due 11/15/2015		30,118	30,213
Banc of America Mortgage Trust
2.853% due 03/25/2035		1,071	1,022
2.954% due 07/25/2035		2,616	2,451
3.071% due 12/25/2034		3,211	3,144
5.155% due 01/25/2035		86	86
6.500% due 09/25/2033		18	19
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		8,100	9,011
BCAP LLC Trust
0.363% due 01/25/2037 ^		2,447	1,760
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		2,281	2,264
2.469% due 02/25/2036 ^		957	628
2.514% due 05/25/2033		76	76
2.674% due 10/25/2035		2,829	2,777
3.148% due 01/25/2035		6,683	6,591
4.824% due 07/25/2034		2,455	2,396
5.250% due 03/25/2035		374	356
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		1,618	1,582
2.463% due 09/25/2034		970	933
2.864% due 09/25/2035		816	672
Chase Mortgage Finance Trust
2.676% due 03/25/2037		3,436	3,022
5.106% due 12/25/2035		5,064	4,854
5.500% due 12/25/2022		2,732	2,799
5.741% due 09/25/2036		2,663	2,449
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		624	617
2.270% due 09/25/2035		3,857	3,793
2.290% due 09/25/2035		4,039	3,943
2.540% due 05/25/2035		872	849
2.550% due 10/25/2035		3,718	3,455
2.570% due 03/25/2036		423	382
2.730% due 12/25/2035 ^		744	487
5.292% due 08/25/2035		2,012	1,977
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		480	484
5.886% due 11/15/2044		3,539	4,036
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		826	693
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		13,574	14,125
5.993% due 12/10/2049		3,680	4,193
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		7,891	6,423
0.372% due 02/20/2047		9,635	6,416
0.373% due 05/25/2047		3,843	2,926
0.387% due 12/20/2046		792	527
0.403% due 07/25/2046		312	256
1.173% due 12/25/2035		1,318	942
5.347% due 11/25/2035 ^		812	601
5.500% due 10/25/2033		1,275	1,332
5.750% due 03/25/2037 ^		826	642
6.500% due 08/25/2032		1,543	1,549
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035		145	118
0.533% due 06/25/2035		2,789	2,521
2.873% due 04/20/2035		1,813	1,829
2.984% due 09/25/2033		1,463	1,434
3.080% due 09/25/2047 ^		1,760	1,426
4.750% due 07/25/2014		18	18
4.835% due 11/20/2034		749	689
5.029% due 10/20/2035		911	743
5.500% due 11/25/2035 ^		410	368
5.500% due 04/25/2038		1,707	1,678
Credit Suisse First Boston Mortgage Securities Corp.
2.513% due 04/25/2034		4,642	4,641
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		1,185	1,006
Deutsche ALT-B Securities, Inc.
0.293% due 10/25/2036 ^		302	152
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035		9,816	10,040
Eurosail PLC
1.710% due 10/17/2040	EUR	6,809	8,402
First Horizon Mortgage Pass-Through Trust
2.602% due 10/25/2035		$728	700
5.000% due 10/25/2020		147	151

Gosforth Funding PLC
1.954% due 04/24/2047	GBP	6,557	10,142
Granite Master Issuer PLC
0.322% due 12/20/2054	EUR	1,790	2,271
0.402% due 12/20/2054		3,826	4,855
Granite Mortgages PLC
0.490% due 06/20/2044		357	457
0.588% due 01/20/2044		651	835
0.676% due 01/20/2044		$651	638
0.776% due 07/20/2043		2,842	2,783
Greenwich Capital Commercial Funding Corp.
0.334% due 11/05/2021		95	93
GS Mortgage Securities Trust
1.103% due 03/06/2020		537	539
1.260% due 03/06/2020		10,000	10,029
1.456% due 03/06/2020		35,275	35,385
3.849% due 12/10/2043		9,083	9,664
4.592% due 08/10/2043		1,400	1,514
5.162% due 12/10/2043		10,000	11,165
5.560% due 11/10/2039		2,379	2,642
GSR Mortgage Loan Trust
2.654% due 11/25/2035		3,423	3,278
2.679% due 09/25/2035		1,954	1,946
3.011% due 11/25/2035		675	573
5.099% due 11/25/2035		5,921	5,397
Harborview Mortgage Loan Trust
0.372% due 07/19/2046		11,084	7,553
0.412% due 05/19/2035		1,401	1,150
0.442% due 01/19/2036		3,199	2,079
5.162% due 08/19/2036 ^		1,297	1,059
HomeBanc Mortgage Trust
0.373% due 12/25/2036		896	738
0.463% due 10/25/2035		5,578	4,674
5.464% due 04/25/2037 ^		927	725
IndyMac Mortgage Loan Trust
0.373% due 07/25/2047		4,393	2,897
0.383% due 09/25/2046		7,394	5,902
2.592% due 10/25/2034		1,293	1,245
2.780% due 06/25/2035 ^		738	625
4.700% due 09/25/2035		790	687
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046		2,900	3,053
3.673% due 02/15/2046		6,200	6,571
3.853% due 06/15/2043		4,304	4,502
5.298% due 05/15/2047		1,638	1,659
5.336% due 05/15/2047		110	122
5.440% due 06/12/2047		730	812
5.794% due 02/12/2051		9,500	10,862
JPMorgan Mortgage Trust
2.240% due 07/27/2037		994	855
2.510% due 06/25/2036		2,930	2,548
2.725% due 07/25/2034		543	539
2.905% due 07/25/2035		552	537
5.109% due 06/25/2035		825	831
5.119% due 06/25/2035		1,709	1,727
5.169% due 11/25/2035		1,033	978
5.263% due 07/25/2035		703	723
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,750	4,183
5.430% due 02/15/2040		2,525	2,779
5.866% due 09/15/2045		1,920	2,149
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		463	462
Luminent Mortgage Trust
0.363% due 12/25/2036		5,611	4,164
0.393% due 10/25/2046		1,784	1,447
MASTR Adjustable Rate Mortgages Trust
0.433% due 05/25/2037		749	504
Merrill Lynch Alternative Note Asset Trust
0.493% due 03/25/2037		1,300	543
2.854% due 06/25/2037 ^		941	604
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035		3,847	3,733
2.481% due 06/25/2035		1,707	1,678
3.010% due 05/25/2034		662	640
5.003% due 12/25/2035		528	489
5.141% due 09/25/2035		697	663
5.352% due 05/25/2036		3,124	2,938
Merrill Lynch Mortgage Trust
5.872% due 05/12/2039		10,170	11,254
5.934% due 06/12/2050		405	412
6.038% due 06/12/2050		5,000	5,219
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^		3,534	2,856
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,475

Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,879
5.610% due 04/15/2049		2,263	2,303
6.090% due 06/11/2049		11,335	12,801
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		613	624
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		3,300	3,709
5.982% due 08/15/2045		4,700	5,287
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,184
RBSSP Resecuritization Trust
2.475% due 12/26/2036		3,357	3,396
Residential Accredit Loans, Inc. Trust
0.493% due 08/25/2035		2,158	1,690
2.510% due 04/25/2035		542	522
3.348% due 08/25/2035 ^		622	358
3.726% due 02/25/2036 ^		661	441
Residential Asset Securitization Trust
5.000% due 08/25/2019		358	369
6.250% due 10/25/2036 ^		1,401	1,031
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^		3,135	2,497
5.349% due 06/25/2035		908	894
6.500% due 03/25/2032		1,046	1,103
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049		199	199
Sequoia Mortgage Trust
0.892% due 10/19/2026		93	92
2.549% due 01/20/2047		1,740	1,426
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	1,937	2,399
Structured Adjustable Rate Mortgage Loan Trust
0.513% due 10/25/2035		$2,235	1,897
2.535% due 04/25/2035		5,728	5,468
5.502% due 02/25/2036 ^		795	662
Structured Asset Mortgage Investments Trust
0.383% due 06/25/2036		729	573
0.413% due 05/25/2046		5,099	2,723
0.442% due 07/19/2035		3,673	3,593
Structured Asset Securities Corp.
2.718% due 10/28/2035		1,077	1,013
Vornado DP LLC Trust
4.004% due 09/13/2028		9,000	9,444
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		7,559	7,499
5.088% due 08/15/2041		10,935	11,280
Wachovia Mortgage Loan Trust LLC
2.637% due 08/20/2035		2,379	2,192
WaMu Mortgage Pass-Through Certificates
0.909% due 01/25/2047		5,595	4,379
0.929% due 04/25/2047		8,013	6,956
0.979% due 12/25/2046		2,295	2,027
1.148% due 06/25/2046		368	338
1.169% due 08/25/2046		1,298	1,063
1.368% due 11/25/2042		365	336
2.451% due 04/25/2035		3,200	2,930
2.470% due 05/25/2046		241	208
2.470% due 11/25/2046		1,720	1,524
2.486% due 09/25/2035		3,800	3,435
2.658% due 09/25/2036 ^		3,643	2,971
4.853% due 02/25/2037 ^		6,847	5,657
5.906% due 08/25/2046		7,156	6,529
Wells Fargo Mortgage-Backed Securities Trust
2.625% due 01/25/2035		1,520	1,489
2.626% due 09/25/2034		1,621	1,643
2.640% due 06/25/2035		3,011	3,006
2.641% due 03/25/2036		8,796	8,265
2.701% due 04/25/2036		1,908	1,869
2.707% due 04/25/2036		1,996	1,816
2.770% due 03/25/2036		350	332
5.006% due 03/25/2036		1,022	1,010
5.159% due 10/25/2035		4,064	3,974
5.500% due 05/25/2022		1,616	1,704
5.500% due 12/25/2035		466	462
5.592% due 04/25/2036		3,854	3,686

Total Mortgage-Backed Securities (Cost $573,324)			618,310

ASSET-BACKED SECURITIES 1.4%
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		51	16
AIMCO CLO
0.526% due 10/20/2019		3,296	3,269
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		277	284

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.393% due 08/25/2035		269	262
0.713% due 05/25/2034		2,035	1,723
AMMC CLO Ltd.
0.498% due 05/03/2018		350	350
Ares CLO Ltd.
0.502% due 03/12/2018		10,498	10,422
Asset-Backed Securities Corp. Home Equity Loan Trust
0.823% due 09/25/2034		1,273	1,136
Avenue CLO Ltd.
0.536% due 10/30/2017		1,826	1,825
Babson CLO, Inc.
0.525% due 11/10/2019		6,746	6,700
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036		40	40
0.713% due 07/25/2035		99	99
1.193% due 10/25/2037		3,058	2,643
BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		2,491	2,450
Carrington Mortgage Loan Trust
0.293% due 06/25/2037		1,384	1,338
Citibank Omni Master Trust
2.943% due 08/15/2018		54,800	56,292
Citigroup Mortgage Loan Trust, Inc.
0.273% due 01/25/2037		113	57
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		417	429
Countrywide Asset-Backed Certificates
0.343% due 02/25/2037		4,169	3,694
0.443% due 04/25/2036		3,442	3,340
0.483% due 08/25/2036		2,400	1,548
4.910% due 04/25/2036		5,024	5,132
Dryden Leveraged Loan CDO
0.523% due 05/22/2017		2,020	2,014
0.555% due 08/08/2022	EUR	7,128	9,025
Duane Street CLO Ltd.
0.525% due 11/08/2017		$1,377	1,376
Equity One ABS, Inc.
0.493% due 04/25/2034		46	38
First Franklin Mortgage Loan Trust
0.573% due 09/25/2035		356	351
0.633% due 04/25/2035		800	797
Ford Auto Securitization Trust
2.296% due 07/15/2014	CAD	361	346
Galaxy CLO Ltd.
0.516% due 04/25/2019		$3,781	3,747
GSAA Home Equity Trust
0.493% due 03/25/2037		1,348	797
GSAMP Trust
0.563% due 03/25/2047		2,500	1,321
Halcyon Structured Asset Management CLO Ltd.
0.464% due 05/21/2018		1,676	1,676
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	1,113	1,431
Harvest CLO S.A.
0.825% due 03/29/2017		891	1,159
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		$79	38
0.463% due 02/25/2036		2,381	1,730
ING Investment Management CLO Ltd.
0.545% due 12/01/2017		941	933
Jubilee CDO BV
0.719% due 10/15/2019	EUR	3,298	4,249
Landmark CDO Ltd.
0.575% due 06/01/2017		$601	600
Morgan Stanley ABS Capital, Inc.
0.253% due 05/25/2037		1,347	708
0.663% due 07/25/2035		350	293
Morgan Stanley Home Equity Loan Trust
0.898% due 12/25/2034		1,117	1,095
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036		9	4
Morgan Stanley Mortgage Loan Trust
0.553% due 04/25/2037		1,237	632
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019		1,467	1,459
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019		1,745	1,740
Navigare Funding CLO Ltd.
0.534% due 05/20/2019		1,427	1,422
Octagon Investment Partners Ltd.
0.573% due 11/28/2018		1,974	1,958
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.453% due 07/25/2035		129	129
Option One Mortgage Loan Trust
0.593% due 02/25/2035		1,030	1,003

Pacifica CDO Corp.
0.536% due 01/26/2020		3,089	3,083
Park Place Securities, Inc.
0.453% due 09/25/2035		401	389
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 07/25/2035		500	464
0.843% due 10/25/2034		2,500	2,413
1.183% due 09/25/2034		977	820
Popular ABS Mortgage Pass-Through Trust
0.623% due 06/25/2035		6,300	5,965
Sherwood Castle Funding PLC
0.689% due 06/15/2016	GBP	1,000	1,518
SLC Student Loan Trust
4.750% due 06/15/2033		$15,536	14,523
SLM Student Loan Trust
2.350% due 04/15/2039		736	738
3.200% due 05/16/2044		2,327	2,413
3.443% due 05/16/2044		14,594	15,113
3.500% due 08/17/2043		44,872	42,404
Soundview Home Loan Trust
0.253% due 11/25/2036		682	252
0.333% due 12/25/2036		1,305	1,264
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		1,453	1,390
Volkswagen Car Lease
0.753% due 02/21/2017	EUR	175	228

Total Asset-Backed Securities (Cost $237,759)			238,097

SOVEREIGN ISSUES 4.5%
Australia Government CPI Linked Bond
4.000% due 08/20/2015	AUD	74,600	121,612
4.000% due 08/20/2020		96,500	162,245
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014	BRL	10,083	10,644
6.000% due 05/15/2015		4,400	4,684
6.000% due 05/15/2017		19,475	20,828
6.000% due 08/15/2024		6,100	6,731
6.000% due 08/15/2040		30,250	34,155
6.000% due 08/15/2050		27,825	31,693
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	33,971	42,263
Canada Housing Trust
2.450% due 12/15/2015		26,100	25,395
Denmark Government Bond
0.100% due 11/15/2023 (b)	DKK	3,299	565
Mexico Government International Bond
4.050% due 03/19/2015	MXN	107,740	8,320
4.320% due 01/30/2020		911,400	69,756
4.490% due 06/29/2017		96,400	7,406
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	12,800	13,423
2.750% due 11/20/2025		60,450	68,428
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	4,875	3,767
Province of Quebec
2.750% due 08/25/2021		$25,900	25,471
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	65,605	89,618

Total Sovereign Issues (Cost $795,005)			747,004

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 07/29/2013 (c)		7,750	7,367
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,025

Total Preferred Securities (Cost $19,790)			20,392

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.0%
CERTIFICATES OF DEPOSIT 0.0%
Dexia Credit Local S.A.
1.700% due 09/06/2013	$6,600	6,613

COMMERCIAL PAPER 0.1%
Santander S.A.
3.100% due 10/01/2013	20,000	19,957

REPURCHASE AGREEMENTS (e) 0.8%		135,599

U.S. TREASURY BILLS 2.0%
0.110% due 08/15/2013 - 06/26/2014 (a)(f)(i)(l)	323,151	322,847

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 2.1%
PIMCO Short-Term Floating NAV Portfolio	35,385,626	354,069
PIMCO Short-Term Floating NAV Portfolio III	2,353	23

		354,092

Total Short-Term Instruments (Cost $838,976)		839,108

PURCHASED OPTIONS (g)(j) 0.0%
(Cost $20,414)		5,221

Total Investments 118.2% (Cost $19,941,564)		$19,661,626
Written Options (h)(k) (0.4%) (Premiums $56,575)		(65,207)
Other Assets and Liabilities (Net) (17.8%)		(2,964,860)

Net Assets 100.0%		$16,631,559

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BPS	0.160%	06/28/2013	07/01/2013	$9,000	U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032	$(9,286)	$9,000	$9,000
BRC	0.100%	06/28/2013	07/01/2013	6,000	U.S. Treasury Notes 0.625% due 05/31/2017	(6,133)	6,000	6,000
	0.180%	06/28/2013	07/01/2013	8,200	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(8,399)	8,200	8,200
DEU	0.100%	06/28/2013	07/01/2013	50,600	U.S. Treasury Bonds 4.500% due 05/15/2038	(52,141)	50,600	50,601
GSC	0.150%	06/28/2013	07/01/2013	4,100	Freddie Mac 3.000% due 06/01/2043	(4,251)	4,100	4,100
JPS	0.200%	06/28/2013	07/01/2013	8,200	U.S. Treasury Notes 3.625% due 08/15/2019	(8,395)	8,200	8,200
MSC	0.200%	06/28/2013	07/01/2013	11,100	U.S. Treasury Bonds 2.750% due 11/15/2042	(11,500)	11,100	11,100
RBC	0.170%	06/28/2013	07/01/2013	13,600	U.S. Treasury Notes 4.125% due 05/15/2015	(13,886)	13,600	13,600
SAL	0.150%	06/28/2013	07/01/2013	22,200	U.S. Treasury Notes 0.750% due 09/15/2013	(22,652)	22,200	22,201
SSB	0.010%	06/28/2013	07/01/2013	2,599	Fannie Mae 2.200% due 10/17/2022	(2,656)	2,599	2,599

						$(139,299)	$135,599	$135,601

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOM	0.130%	06/19/2013	07/03/2013	$153,213	$(153,219)
	0.140%	06/18/2013	07/02/2013	54,182	(54,184)
	0.150%	06/05/2013	07/09/2013	88,360	(88,370)
	0.170%	05/06/2013	07/16/2013	185,732	(185,781)
BPG	0.200%	02/11/2013	07/29/2013	2,244	(2,246)
BSN	0.180%	02/27/2013	07/17/2013	102,373	(102,436)
JPS	0.130%	05/07/2013	07/16/2013	151,384	(151,414)
	0.130%	06/06/2013	07/11/2013	13,519	(13,520)
	0.130%	06/19/2013	07/11/2013	12,360	(12,361)
	0.130%	06/26/2013	07/12/2013	216,439	(216,443)
	0.140%	06/07/2013	08/29/2013	14,729	(14,730)
	0.140%	06/07/2013	09/13/2013	119,235	(119,247)
	0.150%	05/14/2013	07/08/2013	20,319	(20,324)
RDR	0.140%	06/17/2013	07/01/2013	9,837	(9,837)
	0.140%	06/19/2013	07/01/2013	10,815	(10,816)
TDM	0.130%	05/24/2013	07/23/2013	399,438	(399,492)
	0.130%	06/04/2013	07/19/2013	66,413	(66,419)
	0.140%	06/04/2013	07/22/2013	194,413	(194,433)
	0.150%	05/20/2013	08/09/2013	118,231	(118,251)

					$(1,933,523)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.100%	06/19/2013	07/11/2013	$34,163	$(34,183)
	0.130%	06/26/2013	07/12/2013	46,205	(46,236)
	0.140%	06/24/2013	07/12/2013	166,118	(166,240)
	0.140%	06/25/2013	07/12/2013	27,279	(27,299)
	0.150%	06/17/2013	07/12/2013	3,648	(3,649)
GSC	0.080%	06/19/2013	07/12/2013	46,172	(46,193)
TDM	0.150%	05/14/2013	07/09/2013	103,595	(103,673)
	0.150%	06/03/2013	07/08/2013	8,779	(8,779)
	0.180%	03/14/2013	07/10/2013	38,821	(38,876)
	0.180%	03/14/2013	07/11/2013	28,783	(28,828)
	0.180%	05/21/2013	07/12/2013	52,744	(52,762)

					$(556,718)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $2,144,136 at a weighted average interest rate of 0.161%.
(3)	Payable for sale-buyback transactions includes $310 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2043	$3,000	$3,152	$(3,125)

(f)	Securities with an aggregate market value of $1,938,402 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Purchased Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude December Futures	$118.750	12/31/2013	243	$406	$146
Call - NYMEX Brent Crude November Futures	118.750	11/29/2013	243	407	109
Call - NYMEX Brent Crude October Futures	118.750	10/31/2013	243	407	73

				$1,220	$328

(h)	Written Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - NYMEX Ultra-Low Sulfur Diesel December Futures	$3.300	12/31/2013	243	$525	$(217)
Call - NYMEX Ultra-Low Sulfur Diesel November Futures	3.300	11/29/2013	243	526	(151)
Call - NYMEX Ultra-Low Sulfur Diesel October Futures	3.300	10/31/2013	243	526	(93)
Call - NYMEX WTI Brent Crude Spread May Futures	6.000	05/14/2014	280	483	(596)
Call - NYMEX WTI Brent Crude Spread November Futures	6.000	11/13/2013	2,536	3,016	(5,503)
Put - NYMEX WTI Brent Crude Spread November Futures	11.000	11/13/2013	85	126	(58)
Call - NYMEX WTI Brent Crude Spread November Futures	2.000	11/12/2014	100	80	(106)
Call - NYMEX WTI Light Sweet Crude Oil August Futures	103.000	07/17/2013	791	404	(111)

				$5,686	$(6,835)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	1,005	$642	$(2,887)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	1,005	233	(29)

				$875	$(2,916)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	45	$159
90-Day Eurodollar March Futures	Long	03/2016	6,693	(10,768)
90-Day Eurodollar March Futures	Long	03/2017	2,844	(4,231)
90-Day Eurodollar September Futures	Long	09/2015	1,268	(1,179)
Brent Crude June Futures	Short	05/2014	3,037	390
Brent Crude March Futures	Short	02/2014	972	1,501
Brent Crude November Futures	Short	11/2014	355	1,452
Brent Crude October Futures	Long	09/2013	972	(1,450)
Corn December Futures	Long	12/2013	1,442	(2,853)
Corn September Futures	Short	09/2013	1,442	2,066
Euro-Mill Wheat November Futures	Long	11/2013	435	(1,092)
Euro-Mill Wheat November Futures	Long	11/2014	68	(56)
Euro-Rapeseed August Futures	Long	08/2013	66	(172)
Euro-Rapeseed November Futures	Long	11/2013	67	(106)
Gold 100 oz. August Futures	Long	08/2013	47	(769)
Henry Hub Natural Gas Swap April Futures	Short	03/2014	557	633
Henry Hub Natural Gas Swap April Futures	Long	03/2016	765	(354)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	607	538
Henry Hub Natural Gas Swap August Futures	Long	07/2016	831	(165)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	590	119
Henry Hub Natural Gas Swap December Futures	Long	11/2016	814	534
Henry Hub Natural Gas Swap February Futures	Short	01/2014	459	387
Henry Hub Natural Gas Swap February Futures	Long	01/2016	716	246
Henry Hub Natural Gas Swap January Futures	Short	12/2013	590	523
Henry Hub Natural Gas Swap January Futures	Long	12/2015	814	306
Henry Hub Natural Gas Swap July Futures	Short	06/2014	607	561
Henry Hub Natural Gas Swap July Futures	Long	06/2016	831	(208)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	557	558
Henry Hub Natural Gas Swap June Futures	Long	05/2016	765	(266)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	590	562
Henry Hub Natural Gas Swap March Futures	Long	02/2016	814	135
Henry Hub Natural Gas Swap May Futures	Short	04/2014	607	674
Henry Hub Natural Gas Swap May Futures	Long	04/2016	831	(352)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	541	329
Henry Hub Natural Gas Swap November Futures	Long	10/2016	749	114
Henry Hub Natural Gas Swap October Futures	Short	09/2014	607	505
Henry Hub Natural Gas Swap October Futures	Long	09/2016	831	(94)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	557	483
Henry Hub Natural Gas Swap September Futures	Long	08/2016	765	(147)
High-Low Sulfer Fuel Oil Spread Swap August Futures	Long	08/2013	8	1
High-Low Sulfer Fuel Oil Spread Swap December Futures	Long	12/2013	8	10
High-Low Sulfer Fuel Oil Spread Swap July Futures	Long	07/2013	8	(23)
High-Low Sulfer Fuel Oil Spread Swap November Futures	Long	11/2013	8	13
High-Low Sulfer Fuel Oil Spread Swap October Futures	Long	10/2013	8	12
High-Low Sulfer Fuel Oil Spread Swap September Futures	Long	09/2013	8	11
Natural Gas February Futures	Short	01/2014	597	3,507
Natural Gas July Futures	Short	07/2013	3,531	10,036
Natural Gas March Futures	Long	02/2014	597	(3,196)
Natural Gas March Futures	Short	03/2014	8,814	33,216
Natural Gas May Futures	Long	04/2014	1,265	(3,364)
Natural Gas October Futures	Long	09/2013	3,531	(6,219)
Natural Gas October Futures	Long	09/2014	7,549	(25,172)
Platinum October Futures	Long	10/2013	479	10
Soybean November Futures	Short	11/2013	740	2,542
U.S. Treasury 10-Year Note September Futures	Long	09/2013	345	(743)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	2,114	(7,178)
Wheat December Futures	Long	12/2013	62	(192)
Wheat December Futures	Short	12/2014	25	80
Wheat September Futures	Short	09/2013	145	190
White Sugar October Futures	Long	09/2013	132	51
WTI Crude August Futures	Short	07/2013	783	48
WTI Crude December Futures	Long	11/2014	355	(774)
WTI Crude June Futures	Long	05/2014	3,037	6,569
WTI Crude March Futures	Long	02/2014	972	(262)
WTI Crude October Futures	Short	09/2013	972	(854)

				$(3,168)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018	$11,700	$(336)	$27

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$81,400	$5,048	$3,583
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	237,500	32,534	17,038

					$37,582	$20,621

(i)	Securities with an aggregate market value of $87,352 and cash of $423 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received			Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	100,000	$		97,964	DUB	$6,563	$0	$6,563
07/2013		416,677			408,343	JPM	27,496	0	27,496
07/2013	BRL	6,629			3,000	CBK	29	0	29
07/2013		6,635			2,952	JPM	0	(21)	(21)
07/2013		13,263			5,986	MSC	42	0	42
07/2013	EUR	406,009			525,868	BOA	0	(2,614)	(2,614)
07/2013		39,489			51,049	BRC	0	(352)	(352)
07/2013		1			1	DUB	0	0	0
07/2013	GBP	41,958			63,608	HUS	0	(208)	(208)
07/2013	INR	1,529,580			25,451	JPM	0	(181)	(181)
07/2013		5,665,504			94,268	UAG	0	(669)	(669)
07/2013	JPY	3,447,200			35,390	FBF	632	(1)	631
07/2013		5,871,700			60,744	HUS	1,538	0	1,538
07/2013		3,237,300			32,736	JPM	93	0	93
07/2013		111,400			1,135	RBC	12	0	12
07/2013		3,357,041			34,003	UAG	153	0	153
07/2013	NZD	5,242			4,289	UAG	229	0	229
07/2013		$10,578		AUD	11,003	CBK	0	(521)	(521)
07/2013		54,848			56,820	DUB	0	(2,914)	(2,914)
07/2013		21,190			22,046	JPM	0	(1,039)	(1,039)
07/2013		1,280			1,319	MSC	0	(75)	(75)
07/2013		2,992		BRL	6,629	CBK	0	(21)	(21)
07/2013		2,995			6,635	JPM	0	(21)	(21)
07/2013		5,952			13,263	MSC	19	(27)	(8)
07/2013		154,543		EUR	117,054	BPS	0	(2,180)	(2,180)
07/2013		20,130			15,096	BRC	0	(481)	(481)
07/2013		296,952			225,606	CBK	0	(3,292)	(3,292)
07/2013		44,662			33,489	HUS	0	(1,071)	(1,071)
07/2013		70,979			54,254	JPM	0	(359)	(359)
07/2013		11,236		GBP	7,304	BRC	0	(127)	(127)
07/2013		54,257			34,654	JPM	0	(1,550)	(1,550)
07/2013		18,127		INR	987,378	BRC	0	(1,582)	(1,582)
07/2013		24,941			1,358,700	CBK	0	(2,173)	(2,173)
07/2013		6,250			350,938	FBF	0	(369)	(369)
07/2013		4,938			267,738	GLM	0	(452)	(452)
07/2013		14,863			808,844	HUS	0	(1,309)	(1,309)
07/2013		61,093			3,405,817	JPM	0	(4,022)	(4,022)
07/2013		279			15,669	UAG	0	(16)	(16)
07/2013		9,375		JPY	887,700	BPS	0	(424)	(424)
07/2013		45,105			4,369,400	BRC	0	(1,047)	(1,047)
07/2013		23,130			2,178,700	FBF	0	(1,161)	(1,161)
07/2013		138,777			13,505,400	RYL	0	(2,598)	(2,598)
07/2013	ZAR	75,920		$	8,325	BOA	676	0	676
08/2013	BRL	7,868			3,489	BOA	0	(12)	(12)
08/2013		2,095			941	BRC	9	0	9
08/2013		3,769			1,681	DUB	8	(4)	4
08/2013		112,988			52,257	FBF	1,974	0	1,974
08/2013		6,133			2,706	HUS	0	(23)	(23)
08/2013		27,570			12,232	MSC	30	(68)	(38)
08/2013		6,198			2,720	UAG	0	(38)	(38)
08/2013	EUR	139,483			182,396	CBK	815	0	815
08/2013	GBP	7,304			11,234	BRC	127	0	127
08/2013		$382		BRL	815	HUS	0	(20)	(20)
08/2013		76,643			155,723	UAG	0	(7,342)	(7,342)
09/2013	CAD	201,594		$	197,765	RBC	6,464	0	6,464
09/2013	EUR	224			298	BRC	6	0	6
09/2013		231			302	HUS	2	0	2
09/2013	MXN	600,348			46,276	BOA	270	(7)	263
09/2013		20,078			1,536	BPS	0	(3)	(3)
09/2013		49,508			3,719	HUS	0	(76)	(76)
09/2013		1,879			144	JPM	0	0	0
09/2013		187,724			13,990	MSC	0	(398)	(398)
09/2013		61,144			4,605	UAG	0	(81)	(81)
09/2013		$127,411		CAD	130,036	JPM	0	(4,014)	(4,014)
09/2013		3,121		EUR	2,363	BOA	0	(44)	(44)
09/2013		34,699			25,883	CBK	0	(997)	(997)
09/2013		117,999		MXN	1,489,848	HUS	0	(3,810)	(3,810)
10/2013	INR	1,538,523		$	25,478	BRC	163	(18)	145
10/2013		640,989			10,616	DUB	85	(24)	61
10/2013		686,982			11,296	JPM	14	(30)	(16)
10/2013		383,078			6,281	UAG	0	(27)	(27)
10/2013		$25,030		INR	1,529,580	JPM	156	0	156
10/2013		92,627			5,665,504	UAG	662	0	662

							$48,267	$(49,913)	$(1,646)

(j)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC Brent Crude December Futures	GST	$118.750	10/31/2013	$4,000	$58	$12
Call - OTC Brent Crude December Futures	JPM	118.750	10/31/2013	2,000	27	6
Call - OTC Brent Crude February Futures	GST	118.750	12/31/2013	4,000	58	24
Call - OTC Brent Crude February Futures	JPM	118.750	12/31/2013	2,000	27	12
Call - OTC Brent Crude January Futures	GST	118.750	11/29/2013	4,000	58	18
Call - OTC Brent Crude January Futures	JPM	118.750	11/29/2013	2,000	27	9
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	57,600	4,148	63
Call - OTC WTI Crude December Futures	FBF	120.000	11/15/2013	5,000	710	11
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	9,800	684	11
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	102,000	6,326	326
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	15,000	1,122	17

					$13,245	$509

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$117,000	$5,949	$4,384

(k)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	$57,600	$4,303	$(52)
Call - OTC Brent Crude December Futures	FBF	129.000	11/11/2013	5,000	713	(11)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	9,800	706	(9)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	102,000	6,426	(479)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	15,000	1,164	(14)
Call - OTC Ultra-Low Sulfur Diesel December Futures	JPM	3.300	12/31/2013	840	33	(18)
Call - OTC Ultra-Low Sulfur Diesel January Futures	GST	3.300	12/31/2013	1,680	71	(25)
Call - OTC Ultra-Low Sulfur Diesel November Futures	GST	3.300	10/31/2013	1,680	71	(15)
Call - OTC Ultra-Low Sulfur Diesel November Futures	GST	3.300	11/29/2013	1,680	71	(25)
Call - OTC Ultra-Low Sulfur Diesel November Futures	JPM	3.300	11/29/2013	840	34	(12)
Call - OTC Ultra-Low Sulfur Diesel October Futures	JPM	3.300	10/31/2013	840	34	(8)

					$13,626	$(668)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	179,700	$366	$(8)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		66,500	114	(3)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		79,300	157	(4)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		29,900	52	(1)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		$103,300	356	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		103,300	356	(2,245)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		417,900	752	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		417,900	2,090	(9,081)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		40,100	28	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		40,100	100	(875)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		113,200	295	(1,816)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		31,400	22	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		31,400	85	(685)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		84,900	282	(1,362)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		491,500	5,898	(3,298)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		199,900	112	(5)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		199,900	506	(4,361)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		320,000	1,622	(4,597)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	144,700	746	(83)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		30,000	135	(17)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		56,700	288	(33)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		39,800	235	(23)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$103,200	359	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		103,200	718	(1,571)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		73,700	326	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		73,700	539	(1,122)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		102,800	487	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		102,800	534	(1,565)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		76,400	260	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		76,400	396	(1,163)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		161,600	746	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		161,600	1,193	(2,460)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		99,100	335	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		99,100	417	(1,508)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		39,300	124	(8)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		39,300	283	(1,492)

								$21,314	$(39,389)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$60,500	$575	$(28)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	61,900	548	(29)

						$1,123	$(57)

Options on Indices

Description	Counterparty	Strike Value	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	DUB	0.000	03/04/2014	$710	$604	$(277)
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	GST	(3.000)	03/03/2014	1,800	1,512	(775)
Put - OTC NRCAL16 Index	CBK	4.400	08/22/2013	462,000	355	(656)
Put - OTC NRCAL16 Index	JPM	4.400	08/08/2013	492,000	363	(678)
Put - OTC NRCAL16 Index	JPM	4.300	08/15/2013	159,000	111	(141)
Put - OTC PLTMLNPM Index	MYC	1,420.000	11/01/2013	3,285	2,300	(4,291)
Put - OTC PLTMLNPM Index	MYC	1,410.000	12/05/2013	4,480	2,419	(4,780)
Put - OTC PLTMLNPM Index	UAG	1,420.000	11/01/2013	1,465	998	(1,914)
Put - OTC PLTMLNPM Index	UAG	1,410.000	12/05/2013	810	440	(864)

					$9,102	$(14,376)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BPS	218.803	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	02/11/2021	$85,000	$863	$(198)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	2,907	(508)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	431	(55)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	36,600	274	(58)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	163	(136)
Floor - OTC YOY CPURNSA Index	RYL	217.965	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	09/28/2015	9,100	211	(11)

						$4,849	$(966)

(1)	YOY options may have a series of expirations.

OTC Swap Agreements:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	2H13 GOCO Index	$15.200	12/31/2013	MYC	36,000	$17	$0	$17
Receive	2H13 GOCO Index	15.300	12/31/2013	DUB	33,000	13	0	13
Pay	2H13 GOCO Index	16.000	12/31/2013	CBK	18,000	6	0	6
Pay	2H13 GOCO Index	17.600	12/31/2013	MYC	132,000	253	0	253
Pay	2H13 GOCO Index	17.630	12/31/2013	DUB	150,000	292	0	292
Pay	2H13 GOCO Index	17.675	12/31/2013	MYC	198,000	395	0	395
Pay	2H13 GOCO Index	18.100	12/31/2013	CBK	132,000	319	0	319
Pay	2H13 GOCO Index	18.100	12/31/2013	MYC	36,000	87	0	87
Receive	2H13 LSFOCO Index	7.700	12/31/2013	DUB	33,000	7	0	7
Receive	2H13 LSFOCO Index	7.700	12/31/2013	MYC	36,000	7	0	7
Pay	2H13 LSFOCO Index	7.200	12/31/2013	CBK	132,000	38	0	38
Pay	2H13 LSFOCO Index	7.100	12/31/2013	MYC	36,000	14	0	14
Pay	2H13 LSFOCO Index	6.800	12/31/2013	MYC	132,000	91	0	91
Pay	2H13 LSFOCO Index	6.530	12/31/2013	DUB	150,000	144	0	144
Pay	2H13 LSFOCO Index	6.525	12/31/2013	MYC	198,000	190	0	190
Pay	2H13 LSFOCO Index	6.500	12/31/2013	CBK	18,000	18	0	18
Receive	3Q13 GOCO Index	13.750	09/30/2013	DUB	24,000	43	0	43
Receive	3Q13 GOCO Index	13.780	09/30/2013	MYC	45,000	79	0	79
Pay	3Q13 GOCO Index	14.850	09/30/2013	CBK	16,500	(11)	0	(11)
Receive	3Q13 LSFOCO Index	7.560	09/30/2013	MYC	45,000	(6)	0	(6)
Receive	3Q13 LSFOCO Index	7.450	09/30/2013	DUB	24,000	(6)	0	(6)
Pay	3Q13 LSFOCO Index	7.790	09/30/2013	CBK	16,500	(2)	0	(2)
Receive	4Q13 BRENT Index	105.110	12/31/2013	BOA	37,500	(181)	0	(181)
Pay	4Q13 RBOB Index	2.630	12/31/2013	BOA	1,575,000	131	0	131
Pay	CAL14 GOCO Index	16.970	12/31/2014	DUB	75,000	39	0	39
Pay	CAL14 GOCO Index	17.000	12/31/2014	CBK	75,000	42	0	42
Pay	CAL14 GOCO Index	17.100	12/31/2014	GST	114,000	75	0	75
Pay	CAL14 GOCO Index	17.180	12/31/2014	DUB	90,000	66	0	66
Pay	CAL14 GOCO Index	17.350	12/31/2014	MYC	30,900	28	0	28
Pay	CAL14 GOCO Index	17.450	12/31/2014	CBK	30,900	31	0	31
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	75,600	95	0	95
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	82,500	108	0	108
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	82,800	119	0	119
Pay	CAL14 GOCO Index	17.900	12/31/2014	MYC	122,400	178	0	178
Pay	CAL14 HSFOCO Index	10.900	12/31/2014	MYC	122,400	(20)	0	(20)
Pay	CAL14 HSFOCO Index	10.750	12/31/2014	CBK	82,500	(1)	0	(1)
Pay	CAL14 HSFOCO Index	10.450	12/31/2014	CBK	30,900	9	0	9
Pay	CAL14 HSFOCO Index	10.350	12/31/2014	MYC	30,900	12	0	12
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	82,800	53	0	53
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	75,600	48	0	48
Pay	CAL14 HSFOCO Index	9.900	12/31/2014	GST	114,000	95	0	95
Pay	CAL14 HSFOCO Index	9.880	12/31/2014	DUB	90,000	77	0	77
Pay	CAL14 HSFOCO Index	9.700	12/31/2014	CBK	75,000	77	0	77
Pay	CAL14 HSFOCO Index	9.570	12/31/2014	DUB	75,000	87	0	87
Pay	CBOT Wheat December Futures	8.213	11/11/2013	DUB	915,000	1,369	0	1,369
Receive	Euro-Mill Wheat November Futures	2.820	11/11/2013	DUB	25,000	(741)	0	(741)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	2,042,000	(3,606)	0	(3,606)

						$178	$0	$178

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	1.717%		$10,000	$(58)	$0	$(58)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.038%		5,000	3	261	(258)
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2016	1.132%		4,000	14	215	(201)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	0.459%		5,000	(83)	0	(83)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	1.608%		29,000	(320)	1,401	(1,721)
Intesa Sanpaolo SpA	JPM	(3.000%	)	03/20/2014	1.608%		100	(1)	5	(6)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	0.994%		3,000	(241)	(92)	(149)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	0.575%		1,200	(68)	(40)	(28)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.513%		1,000	(9)	58	(67)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.086%		1,000	(16)	(2)	(14)
Royal Bank of Scotland Group PLC	UAG	(1.000%	)	12/20/2016	3.048%		800	54	65	(11)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.437%		3,500	(75)	0	(75)

								$(800)	$1,871	$(2,671)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (4)	Notional Amount (5)		Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	HUS	1.000%		06/20/2020	2.076%		$6,850	$(456)	$(200)	$(256)
Tokyo Electric Power Co., Inc.	CBK	1.000%		09/20/2013	1.687%	JPY	134,000	(1)	(289)	288

								$(457)	$(489)	$32

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	37,900	$1,319	$288	$1,031
Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016	BPS		60,000	2,310	82	2,228
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		38,500	1,437	(158)	1,595
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		7,800	264	3	261
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		7,900	268	6	262
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		31,200	1,056	13	1,043
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		8,900	302	10	292
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		27,800	922	64	858
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		14,900	494	233	261
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		30,800	1,021	561	460
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		13,400	444	21	423
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		47,800	1,585	388	1,197
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BPS		500	1	(1)	2
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		28,300	1,088	(279)	1,367
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		15,000	577	(144)	721
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		14,500	557	(139)	696
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	SOG		18,400	708	(157)	865
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	30,200	(270)	(108)	(162)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		100	(1)	0	(1)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		88,200	(457)	111	(568)
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		99,400	(510)	114	(624)
Pay	1-Year BRL-CDI	8.270%	01/02/2015	MYC		358,100	(2,639)	(603)	(2,036)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		282,900	(1,720)	(22)	(1,698)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		691,100	(3,891)	157	(4,048)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		285,200	(494)	1,378	(1,872)
Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017	DUB		$18,700	(454)	0	(454)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM		72,600	(1,821)	63	(1,884)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		18,300	(416)	65	(481)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		47,800	(1,065)	290	(1,355)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	CBK		71,500	(1,593)	546	(2,139)
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	DUB	AUD	36,400	(934)	(17)	(917)
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	UAG		40,700	(1,045)	(193)	(852)

							$(2,957)	$2,572	$(5,529)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	974,305	3-Month U.S. Treasury Bill rate plus a specified spread	$256,443	08/15/2013	BOA	$(12,361)
Receive	ENHGD84T Index	5,827,608	3-Month U.S. Treasury Bill rate plus a specified spread	1,380,259	08/15/2013	BOA	(66,427)
Receive	DJUBSTR Index	1,276,505	3-Month U.S. Treasury Bill rate plus a specified spread	335,984	08/15/2013	BPS	(16,193)
Receive	CVICSTR3 Index	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread	782,737	08/15/2013	CBK	(38,505)
Receive	DJUBSF3T Index	960,339	3-Month U.S. Treasury Bill rate plus a specified spread	546,155	08/15/2013	CBK	(26,437)
Receive	DJUBSTR Index	191,160	3-Month U.S. Treasury Bill rate plus a specified spread	50,315	08/15/2013	CBK	(2,425)
Receive	DJUBSTR Index	880,286	3-Month U.S. Treasury Bill rate plus a specified spread	231,697	08/15/2013	CIB	(11,168)
Receive	DBLCF27U Index	3,590,487	3-Month U.S. Treasury Bill rate plus a specified spread	942,441	08/15/2013	DUB	(45,187)
Receive	DJUBSTR Index	7,352,769	3-Month U.S. Treasury Bill rate plus a specified spread	1,935,295	08/15/2013	DUB	(93,287)
Pay	DJUBSHG Index	132,893	0.000%	43,698	08/15/2013	FBF	2,076
Receive	DJUBSTR Index	3,524,969	3-Month U.S. Treasury Bill rate plus a specified spread	927,794	08/15/2013	FBF	(44,723)
Receive	SPGCICP Index	70,833	0.000%	44,062	08/15/2013	FBF	(2,033)
Receive	DJUBSTR Index	171,472	3-Month U.S. Treasury Bill rate plus a specified spread	45,133	08/15/2013	GLM	(2,176)
Receive	MLCIPP2T Index	6,238,077	3-Month U.S. Treasury Bill rate plus a specified spread	2,098,572	08/15/2013	GLM	(101,004)
Pay	DJUBLC3T Index	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	43,020	08/15/2013	JPM	(857)
Receive	DJUBSLC Index	405,365	0.000%	49,360	08/15/2013	JPM	977
Pay	DJUBSLH Index	243,186	0.000%	36,152	08/15/2013	JPM	(298)
Receive	DJUBSTR Index	2,209,169	3-Month U.S. Treasury Bill rate plus a specified spread	581,467	08/15/2013	JPM	(25,936)
Receive	JMABNIC0 Index	136,523	3-Month U.S. Treasury Bill rate plus a specified spread	93,183	08/15/2013	JPM	(4,168)
Receive	JMABNICP Index	592,152	3-Month U.S. Treasury Bill rate plus a specified spread	395,127	08/15/2013	JPM	(17,901)
Pay	JMABNICP Index	75,266	3-Month U.S. Treasury Bill rate plus a specified spread	50,223	08/15/2013	JPM	304
Receive	JMC1DLH5 Index	193,071	0.000%	36,579	08/15/2013	JPM	11
Receive	JMCU3A3TR Index	1,261,201	3-Month U.S. Treasury Bill rate plus a specified spread	489,218	08/15/2013	JPM	(23,386)
Receive	DJUBSTR Index	1,000,000	3-Month U.S. Treasury Bill rate plus a specified spread	253,096	08/15/2013	MAC	(2,565)
Receive	MOTT3001 Index	7,062,598	3-Month U.S. Treasury Bill rate plus a specified spread	1,938,807	12/27/2013	MYC	(30,004)
Receive	MOTT3002 Index	11,130,680	3-Month U.S. Treasury Bill rate plus a specified spread	3,030,412	12/27/2013	MYC	(46,927)
Receive	DJUBSF3T Index	1,088,140	3-Month U.S. Treasury Bill rate plus a specified spread	618,838	08/15/2013	SOG	(29,939)
Receive	DJUBSTR Index	2,756,158	3-Month U.S. Treasury Bill rate plus a specified spread	725,438	08/15/2013	SOG	(34,923)

							$(675,462)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	DJUBS Index	2.890%	07/02/2013	JPM	$3,110	$35	$0	$35
Pay	DJUBS Index	3.028%	07/08/2013	GST	11,900	126	0	126
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM	31,850	(1,843)	0	(1,843)
Pay	GOLDLNPM Index	2.641%	08/01/2013	HUS	1,050	(60)	0	(60)
Pay	GOLDLNPM Index	2.657%	08/01/2013	MYC	64,140	(3,659)	0	(3,659)
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM	24,200	(1,038)	0	(1,038)
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG	12,620	(315)	0	(315)
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG	12,410	(303)	0	(303)
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC	14,462	(326)	0	(326)
Pay	GOLDLNPM Index	3.441%	11/29/2013	SOG	4,480	(112)	0	(112)
Pay	GOLDLNPM Index	3.610%	11/29/2013	MYC	26,320	(621)	0	(621)
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST	18,120	(85)	0	(85)
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM	18,480	295	0	295
Pay	GOLDLNPM Index	5.406%	04/21/2016	MYC	28,880	(580)	0	(580)
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG	7,990	289	0	289
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG	7,930	282	0	282
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC	9,280	308	0	308
Receive	London Silver Market Fixing Ltd.	8.732%	11/29/2013	SOG	2,850	105	0	105
Receive	London Silver Market Fixing Ltd.	9.151%	11/29/2013	MYC	16,530	545	0	545
Receive	London Silver Market Fixing Ltd.	9.151%	04/21/2016	MYC	22,200	652	0	652
Receive	NYMEX Natural Gas October Futures	10.563%	09/25/2013	BRC	7,693	21	0	21
Receive	NYMEX Natural Gas October Futures	10.726%	09/25/2013	BRC	15,267	28	0	28
Pay	S&P 500 Index	7.290%	12/20/2013	GST	60,830	2,946	0	2,946
Pay	S&P 500 Index	7.453%	12/20/2013	BRC	52,120	2,613	0	2,613
Receive	S&P GSCI Crude Oil Index	5.290%	08/09/2013	BPS	8,700	(135)	0	(135)
Pay	SPGCBRP Index	4.928%	08/09/2013	BPS	9,200	137	0	137

						$(695)	$0	$(695)

(l)	Securities with an aggregate market value of $676,498 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$39,419	$10,837	$50,256
Corporate Bonds & Notes
Banking & Finance	0	367,344	0	367,344
Industrials	0	57,384	3,601	60,985
Utilities	0	46,353	0	46,353
Municipal Bonds & Notes
California	0	7,238	0	7,238
Ohio	0	1,781	0	1,781
Puerto Rico	0	3,272	0	3,272
Texas	0	3,377	0	3,377
West Virginia	0	6,202	0	6,202
U.S. Government Agencies	0	34,159	56,891	91,050
U.S. Treasury Obligations	0	16,555,636	0	16,555,636
Mortgage-Backed Securities	0	608,444	9,866	618,310
Asset-Backed Securities	0	237,813	284	238,097
Sovereign Issues	0	747,004	0	747,004
Preferred Securities
Banking & Finance	13,025	7,367	0	20,392
Short-Term Instruments
Certificates of Deposit	0	6,613	0	6,613
Commercial Paper	0	19,957	0	19,957
Repurchase Agreements	0	135,599	0	135,599
U.S. Treasury Bills	0	322,847	0	322,847
Central Funds Used for Cash Management Purposes	354,092	0	0	354,092
Purchased Options
Commodity Contracts	328	509	0	837
Interest Rate Contracts	0	4,384	0	4,384
	$367,445	$19,212,702	$81,479	$19,661,626

Short Sales, at value

U.S. Government Agencies	$0	$(3,125)	$0	$(3,125)

Financial Derivative Instruments - Assets
Commodity Contracts	68,912	10,943	0	79,855
Credit Contracts	0	315	0	315
Equity Contracts	0	5,559	0	5,559
Foreign Exchange Contracts	0	48,267	0	48,267
Interest Rate Contracts	159	34,183	0	34,342
	$69,071	$99,267	$0	$168,338

Financial Derivative Instruments - Liabilities
Commodity Contracts	(54,975)	(704,998)	(2,527)	(762,500)
Credit Contracts	0	(2,927)	0	(2,927)
Foreign Exchange Contracts	0	(49,970)	0	(49,970)
Interest Rate Contracts	(24,099)	(61,396)	(966)	(86,461)

	$(79,074)	$(819,291)	$(3,493)	$(901,858)

Totals	$357,442	$18,489,553	$77,986	$18,924,981

There were assets and liabilities valued at $4,528 transferred from Level 1 to Level 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$10,785	$0	$0	$3	$0	$49	$0	$0	$10,837	$49
Corporate Bonds & Notes
Industrials	3,789	0	(115)	0	0	(73)	0	0	3,601	(56)
U.S. Government Agencies	58,489	0	(1,660)	0	0	62	0	0	56,891	70
Mortgage-Backed Securities	9,204	0	0	(1)	0	(192)	855	0	9,866	(192)
Asset-Backed Securities	3,747	0	(1,675)	1	14	22	0	(1,825)	284	3

	$86,014	$0	$(3,450)	$3	$14	$(132)	$855	$(1,825)	$81,479	$(126)
Financial Derivative Instruments – Liabilities
Commodity Contracts	(81,295)	0	(829)	0	0	(328,218)	0	407,815	(2,527)	893
Interest Rate Contracts	(1,048)	0	0	0	0	82	0	0	(966)	82

	$(82,343)	$0	$(829)	$0	$0	$(328,136)	$0	$407,815	$(3,493)	$975

Totals	$3,671	$0	$(4,279	$3	$14	$(328,268)	$855	$405,990	$77,986	$849

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$10,837	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes
Industrials	3,601	Third Party Vendor	Broker Quote	113.00
U.S. Government Agencies	56,891	Third Party Vendor	Broker Quote	100.37 - 100.63
Mortgage-Backed Securities	9,011	Benchmark Pricing	Base Price	111.50
	855	Third Party Vendor	Broker Quote	86.00
Asset-Backed Securities	284	Benchmark Pricing	Base Price	103.00
Financial Derivative Instruments - Liabilities
Commodity Contracts	(2,527)	Indicative Market Quotation	Broker Quote	0.09 - 43.04
Interest Rate Contracts	(966)	Indicative Market Quotation	Broker Quote	0.12 - 0.72

Total	$77,986

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Convertible Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.5%
BANKING & FINANCE 1.3%
AGFC Capital Trust
6.000% due 01/15/2067	$6,800	$5,168

INDUSTRIALS 0.2%
Roust Trading Ltd.
10.000% due 05/31/2016 (d)	1,126	743

Total Corporate Bonds & Notes (Cost $4,083)		5,911

CONVERTIBLE BONDS & NOTES 62.6%
BANKING & FINANCE 3.4%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038	2,305	2,970
Air Lease Corp.
3.875% due 12/01/2018	400	496
Boston Properties LP
3.625% due 02/15/2014	1,260	1,303
Digital Realty Trust LP
5.500% due 04/15/2029	1,200	1,863
Health Care REIT, Inc.
3.000% due 12/01/2029	500	663
SL Green Operating Partnership LP
3.000% due 10/15/2017	5,050	6,114

		13,409

INDUSTRIALS 57.0%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015	4,295	4,402
AK Steel Corp.
5.000% due 11/15/2019	3,000	2,586
Alcoa, Inc.
5.250% due 03/15/2014	1,700	2,160
Alliance One International, Inc.
5.500% due 07/15/2014	445	454
Alpha Natural Resources, Inc.
2.375% due 04/15/2015	1,230	1,122
Archer-Daniels-Midland Co.
0.875% due 02/15/2014	7,000	7,070
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	300	832
Cephalon, Inc.
2.500% due 05/01/2014	8,000	7,974
Chart Industries, Inc.
2.000% due 08/01/2018	1,200	1,805
Chesapeake Energy Corp.
2.500% due 05/15/2037	14,620	13,843
2.750% due 11/15/2035	1,500	1,496
Ciena Corp.
4.000% due 03/15/2015	2,200	2,593
Cobalt International Energy, Inc.
2.625% due 12/01/2019	3,500	3,717
Concur Technologies, Inc.
0.500% due 06/15/2018	1,000	1,000
2.500% due 04/15/2015	1,375	2,197
Danaher Corp.
0.000% due 01/22/2021	1,500	2,762
EMC Corp.
1.750% due 12/01/2013 (f)	6,740	9,963
Endo Health Solutions, Inc.
1.750% due 04/15/2015	1,150	1,540
Ford Motor Co.
4.250% due 11/15/2016	2,000	3,624
General Cable Corp.
0.875% due 11/15/2013	2,000	1,998
Gilead Sciences, Inc.
1.625% due 05/01/2016	5,300	12,005
Hologic, Inc.
2.000% due 12/15/2037	2,400	2,680
Illumina, Inc.
0.250% due 03/15/2016	2,500	2,709
Incyte Corp. Ltd.
4.750% due 10/01/2015	2,700	6,900

Intel Corp.
2.950% due 12/15/2035	400	436
International Game Technology
3.250% due 05/01/2014	3,500	3,736
Jarden Corp.
1.875% due 09/15/2018	1,200	1,354
Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,936
Lennar Corp.
2.000% due 12/01/2020	1,100	1,464
Liberty Interactive LLC
3.500% due 01/15/2031	1,500	776
3.750% due 02/15/2030	6,000	3,960
4.000% due 11/15/2029	2,000	1,360
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	2,359	2,562
Linear Technology Corp.
3.000% due 05/01/2027	1,900	1,988
Mentor Graphics Corp.
4.000% due 04/01/2031	2,000	2,443
MGM Resorts International
4.250% due 04/15/2015 (f)	4,300	4,824
Microchip Technology, Inc.
2.125% due 12/15/2037	2,200	3,202
Micron Technology, Inc.
1.500% due 08/01/2031	5,000	7,700
Molina Healthcare, Inc.
1.125% due 01/15/2020	5,200	5,717
Molycorp, Inc.
3.250% due 06/15/2016	4,700	3,170
Mylan, Inc.
3.750% due 09/15/2015	1,300	3,087
Navistar International Corp.
3.000% due 10/15/2014	1,000	976
Newmont Mining Corp.
1.250% due 07/15/2014	1,000	1,013
1.625% due 07/15/2017 (f)	8,500	9,153
Novellus Systems, Inc.
2.625% due 05/15/2041	4,000	5,657
Omnicare, Inc.
3.750% due 12/15/2025	500	928
3.750% due 04/01/2042	2,000	2,492
Onyx Pharmaceuticals, Inc.
4.000% due 08/15/2016	600	1,369
PHH Corp.
6.000% due 06/15/2017	2,832	5,098
Rovi Corp.
2.625% due 02/15/2040	750	765
Salesforce.com, Inc.
0.250% due 04/01/2018	5,000	4,766
0.750% due 01/15/2015	2,050	3,714
Salix Pharmaceuticals Ltd.
1.500% due 03/15/2019	3,100	3,714
SanDisk Corp.
1.500% due 08/15/2017	2,100	2,810
SBA Communications Corp.
4.000% due 10/01/2014	2,400	5,895
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	1,000	1,053
Trinity Industries, Inc.
3.875% due 06/01/2036	1,810	2,131
U.S. Steel Corp.
4.000% due 05/15/2014	2,500	2,569
United Airlines, Inc.
4.500% due 01/15/2015	2,000	3,504
VeriSign, Inc.
3.250% due 08/15/2037	2,500	3,530
Vishay Intertechnology, Inc.
2.250% due 06/01/2042	1,200	1,531
Walter Investment Management Corp.
4.500% due 11/01/2019	6,000	6,041
WellPoint, Inc.
2.750% due 10/15/2042	2,300	2,875
Wright Medical Group, Inc.
2.000% due 08/15/2017	1,000	1,216
Xilinx, Inc.
2.625% due 06/15/2017	3,000	4,301
XPO Logistics, Inc.
4.500% due 10/01/2017	600	747

		224,995

UTILITIES 2.2%
CenterPoint Energy, Inc.
3.547% due 09/15/2029	185	8,811

Total Convertible Bonds & Notes (Cost $222,875)		247,215

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois Finance Authority Revenue Notes, Series 2007
9.000% due 03/01/2014 ^	320	109

Total Municipal Bonds & Notes (Cost $320)		109

U.S. TREASURY OBLIGATIONS 9.0%
U.S. Treasury Bonds
3.125% due 02/15/2043 (i)(l)	2,300	2,150
U.S. Treasury Notes
0.250% due 04/30/2014 (i)	460	460
0.250% due 05/31/2014 (i)	613	613
0.250% due 06/30/2014 (i)	1,300	1,301
1.125% due 12/31/2019 (g)(i)(l)	22,600	21,644
1.250% due 02/15/2014 (i)	30	30
1.250% due 04/15/2014 (i)	52	53
1.625% due 11/15/2022 (g)	10,000	9,330

Total U.S. Treasury Obligations (Cost $36,599)		35,581

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.243% due 12/25/2033	112	106

Total Asset-Backed Securities (Cost $92)		106

	SHARES
COMMON STOCKS 7.0%
CONSUMER DISCRETIONARY 2.2%
Beazer Homes USA, Inc. (a)	160,762	2,816
Motors Liquidation Co. GUC Trust (a)	10,131	311
priceline.com, Inc. (a)	6,493	5,371

		8,498

INFORMATION TECHNOLOGY 4.2%
Advanced Micro Devices, Inc. (a)	526,951	2,150
Alliance Data Systems Corp. (a)	34,630	6,269
Intel Corp.	244,527	5,923
NetApp, Inc. (a)	59,396	2,244

		16,586

MATERIALS 0.6%
Newmont Mining Corp.	90,700	2,515

Total Common Stocks (Cost $26,921)		27,599

CONVERTIBLE PREFERRED SECURITIES 20.6%
BANKING & FINANCE 10.4%
Bank of America Corp.
7.250% due 12/31/2049 (c)	8,000	8,884
Health Care REIT, Inc.
6.500% due 12/31/2049 (c)	72,000	4,470
MetLife, Inc.
5.000% due 10/08/2014	115,000	6,301
Swift Mandatory Common Exchange Security Trust
6.000% due 12/31/2013	70,910	992
Wells Fargo & Co.
7.500% due 12/31/2049 (c)	16,958	20,248

		40,895

INDUSTRIALS 6.6%
AngloGold Ashanti Holdings Finance PLC
6.000% due 09/15/2013	146,100	2,514
Apache Corp.
6.000% due 08/01/2013	38,200	1,824
General Motors Co.
4.750% due 12/01/2013	242,000	11,655
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	400,000	0
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	50,000	6,457

United Technologies Corp.
7.500% due 08/01/2015	60,000	3,561

		26,011

UTILITIES 3.6%
AES Trust
6.750% due 10/15/2029	53,870	2,711
Dominion Resources, Inc.
6.125% due 04/01/2016	80,000	4,016
NextEra Energy, Inc.
7.000% due 09/01/2013	50,000	3,037
PPL Corp.
8.750% due 05/01/2014	50,000	2,701
9.500% due 07/01/2013	35,000	1,834

		14,299

Total Convertible Preferred Securities (Cost $79,887)		81,205

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.3%		1,200

	PRINCIPAL AMOUNT
U.S. TREASURY BILLS 0.2%
0.067% due 08/15/2013 - 05/01/2014 (b)(l)	$892	892

Total Short-Term Instruments (Cost $2,092)		2,092

PURCHASED OPTIONS (h)(j) 0.2%
(Cost $1,820)		950

Total Investments 101.5% (Cost $374,689)		$400,768
Written Options (k) (0.2%) (Premiums $725)		(964)
Other Assets and Liabilities (Net) (1.3%)		(5,051)

Net Assets 100.0%		$394,753

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Roust Trading Ltd.	10.000%	05/31/2016	06/04/2013	$749	$743	0.19%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
MSC	0.220%	06/28/2013	07/01/2013	$1,200	Fannie Mae 1.600% due 12/24/2020	$(1,228)	$1,200	$1,200

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.131%	06/18/2013	07/11/2013	$6,488	$(6,453)
	0.141%	06/21/2013	07/12/2013	968	(963)
	0.161%	06/26/2013	07/12/2013	564	(561)
GSC	0.110%	06/21/2013	07/12/2013	9,385	(9,390)
	0.141%	06/25/2013	07/12/2013	1,053	(1,047)

					$(18,414)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $17,968 at a weighted average interest rate of 0.134%.
(3)	Payable for sale-buyback transactions includes $7 of deferred price drop on sale-buyback transactions.

Short Sales:

(f)	Securities with an aggregate market value of $19,044 and cash of $1,014 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Description	Shares	Proceeds	Market Value
Equinix, Inc.	25,431	$5,567	$(4,698)

(g)	Securities with an aggregate market value of $18,213 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,560.000	07/20/2013	321	$710	$330
Call - CBOE S&P 500 Index	1,650.000	07/20/2013	152	391	66
Call - CBOE S&P 500 Index	1,660.000	07/20/2013	72	131	12
Call - CBOE S&P 500 Index	1,670.000	07/20/2013	72	100	19

				$1,332	$427

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index September Futures	Long	09/2013	410	$(709)
Euro-OAT France Government Bond September Futures	Short	09/2013	465	1,639
U.S. Treasury 10-Year Note September Futures	Long	09/2013	329	(1,035)

				$(105)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)
CDX.IG-20 5-Year Index	1.000%	06/20/2018	$100,000	$625	$(223)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	06/19/2020		$19,700	$(817)	$(557)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		123,500	(4,951)	(4,875)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		221,700	(9,339)	(5,929)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	21,500	(432)	(432)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		23,300	(779)	(622)

						$(16,318)	$(12,415)

(i)	Securities with an aggregate market value of $16,701 and cash of $1,127 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	570	$	523	BRC	$2	$0	$2
07/2013		522		482	DUB	5	0	5
07/2013		2,187		2,061	HUS	62	0	62
07/2013		17,682		17,300	WST	1,139	0	1,139
07/2013	EUR	656		879	JPM	26	0	26
07/2013		1,342		1,733	MSC	0	(13)	(13)
07/2013		402		526	RYL	3	0	3
07/2013	$	8,260	AUD	8,566	BRC	0	(431)	(431)
07/2013		664		704	CBK	0	(21)	(21)
07/2013		9,547		9,921	MSC	0	(479)	(479)
07/2013		1,813	EUR	1,375	BRC	0	(24)	(24)
07/2013		787		603	HUS	0	(2)	(2)
07/2013		557		422	MSC	0	(7)	(7)
07/2013		3	JPY	277	RYL	0	0	0
08/2013		1,356	EUR	1,036	HUS	0	(7)	(7)
08/2013		526		402	RYL	0	(3)	(3)
09/2013	EUR	608	$	802	MSC	10	0	10
04/2014	CNY	32,588		5,132	JPM	0	(64)	(64)
04/2014	$	5,301	CNY	32,588	JPM	0	(105)	(105)

						$1,247	$(1,156)	$91

(j)	Purchased Options:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	HUS	$1.300	09/18/2013	EUR	25,000	$488	$523

(k)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$9,200	$32	$0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	9,200	64	(140)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	11,200	43	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	11,200	79	(171)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	3,100	9	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	3,100	22	(47)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	36,700	150	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	36,700	293	(559)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	3,100	12	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	3,100	21	(47)

							$725	$(964)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AK Steel Corp.	GST	(5.000%	)	12/20/2014	7.287%	$5,000	$152	$387	$(235)
Beazer Homes USA, Inc.	BOA	(5.000%	)	06/20/2018	4.753%	4,000	(50)	(173)	123
Beazer Homes USA, Inc.	DUB	(5.000%	)	06/20/2018	4.753%	5,000	(62)	(152)	90
Beazer Homes USA, Inc.	MYC	(5.000%	)	06/20/2018	4.753%	3,700	(46)	(160)	114
International Game Technology	DUB	(1.000%	)	06/20/2014	0.301%	9,200	(66)	212	(278)
Lennar Corp.	BRC	(5.000%	)	12/20/2013	0.424%	4,600	(110)	(105)	(5)
Meritor, Inc.	BOA	(5.000%	)	09/20/2015	1.240%	1,400	(118)	(36)	(82)
Meritor, Inc.	CBK	(5.000%	)	09/20/2015	1.240%	1,200	(101)	(33)	(68)
Meritor, Inc.	DUB	(5.000%	)	06/20/2015	1.155%	600	(46)	(24)	(22)
Meritor, Inc.	DUB	(5.000%	)	09/20/2015	1.240%	1,000	(85)	(30)	(55)
Newmont Mining Corp.	BRC	(1.000%	)	06/20/2017	2.139%	5,000	214	57	157
Newmont Mining Corp.	MYC	(1.000%	)	06/20/2017	2.139%	10,000	429	110	319

							$111	$53	$58

Credit Default Swaps on Corporate Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.	FBF	5.000%	06/20/2018	3.459%	$5,000	$346	$393	$(47)
CMS Energy Corp.	BOA	1.000%	12/20/2015	0.281%	6,500	118	(360)	478
HCA, Inc.	CBK	2.400%	06/20/2014	1.083%	400	5	0	5
Radioshack Corp.	DUB	5.000%	09/20/2013	8.016%	8,000	(43)	(340)	297
Starwood Hotels & Resorts Worldwide, Inc.	DUB	1.000%	12/20/2014	0.148%	13,000	169	172	(3)
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	0.900%	900	110	(14)	124

						$705	$(149)	$854

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date		Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe Senior Financials 18 Index	BRC	(1.000%	)	12/20/2017	EUR	37,500	$1,112	$608	$504
iTraxx Europe Senior Financials 19 Index	BRC	(1.000%	)	06/20/2018		37,500	1,530	734	796

							$2,642	$1,342	$1,300

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Securities with an aggregate market value of $1,071 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS(1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$5,168	$0	$5,168
Industrials	0	0	743	743
Convertible Bonds & Notes
Banking & Finance	0	13,409	0	13,409
Industrials	0	224,995	0	224,995
Utilities	0	8,811	0	8,811
Municipal Bonds & Notes
Illinois	0	109	0	109
U.S. Treasury Obligations	0	35,581	0	35,581
Asset-Backed Securities	0	106	0	106
Common Stocks
Consumer Discretionary	8,498	0	0	8,498
Information Technology	16,586	0	0	16,586
Materials	2,515	0	0	2,515
Convertible Preferred Securities
Banking & Finance	40,895	0	0	40,895
Industrials	26,011	0	0	26,011
Utilities	14,299	0	0	14,299
Short-Term Instruments
Repurchase Agreements	0	1,200	0	1,200
U.S. Treasury Bills	0	892	0	892
Purchased Options
Equity Contracts	0	427	0	427
Foreign Exchange Contracts	0	523	0	523
	$108,804	$291,221	$743	$400,768

Short Sales, at value
Common Stocks	$(4,698)	$0	$0	$(4,698)

Financial Derivative Instruments - Assets
Credit Contracts	0	2,883	124	3,007
Foreign Exchange Contracts	0	1,247	0	1,247
Interest Rate Contracts	1,639	0	0	1,639
	$1,639	$4,130	$124	$5,893

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,018)	0	(1,018)
Equity Contracts	(709)	0	0	(709)
Foreign Exchange Contracts	0	(1,156)	0	(1,156)
Interest Rate Contracts	(1,035)	(13,317)	(62)	(14,414)

	$(1,744)	$(15,491)	$(62)	$(17,297)

Totals	$104,001	$279,860	$805	$384,666

There were assets and liabilities valued at $4,029 transferred from Level 2 to Level 1 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$743	$0	$6	$0	$(6)	$0	$0	$743	$(6)
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0

	$0	$743	$0	$6	$0	$(6)	$0	$0	$743	$(6)
Financial Derivative Instruments - Assets
Credit Contracts	$90	$0	$0	$0	$0	$34	$0	$0	$124	$34

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$0	$0	$0	$0	$0	$(62)	$0	$0	$(62)	$(62)

Totals	$90	$743	$0	$6	$0	$(34)	$0	$0	$805	$(34)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$743	Other Valuation Techniques(4)	—	—
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques(4)	—	—
Financial Derivative Instruments - Assets
Credit Contracts	124	Indicative Market Quotation	Broker Quote	12.01
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(62)	Indicative Market Quotation	Broker Quote	(4.03)

Total	$805

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 8.7%
AABS Ltd.
4.875% due 01/10/2038		$2,532	$2,481
Air Medical Group Holdings, Inc.
6.500% due 06/30/2018		1,244	1,259
Alliance Boots Holdings Ltd.
3.095% due 07/05/2015	EUR	10,600	13,724
3.986% due 07/10/2017	GBP	6,900	10,431
Ancestry.com, Inc.
4.250% due 05/15/2018		$2,375	2,376
5.250% due 12/28/2018		1,840	1,839
Arch Coal, Inc.
5.750% due 05/16/2018		4,883	4,866
Ardent Medical Services, Inc.
6.750% due 07/02/2018		1,990	2,001
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		773	783
Calpine Construction Finance Co. LP
3.000% due 05/03/2020		2,000	1,984
Dell, Inc.
6.250% due 11/06/2013		1,442	1,438
FGI Operating Co. LLC
5.500% due 04/19/2019		693	696
FMG America Finance, Inc.
5.250% due 10/18/2017		4,814	4,794
H.J. Heinz Co.
3.500% due 06/05/2020		3,300	3,304
HD Supply, Inc.
4.500% due 10/12/2017		1,990	1,996
IMS Health, Inc.
3.750% due 09/01/2017		568	569
MGM Resorts International, Inc.
3.500% due 12/20/2019		6,716	6,672
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		2,400	2,395
NXP BV
4.500% due 03/04/2017		444	452
4.750% due 01/11/2020		4,204	4,269
Ocwen Financial Corp.
5.000% due 02/15/2018		3,092	3,116
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018		2,289	2,297
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018		3,694	3,696
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		868	872
Riverbed Technology, Inc.
4.000% due 12/18/2019		776	781
RPI Finance Trust
3.250% due 11/09/2016		295	296
Sprouts Farmers Markets Holdings LLC
4.500% due 04/23/2020		1,000	1,001
Station Casinos, Inc.
5.000% due 03/01/2020		2,693	2,699
Sun Products Corp.
5.500% due 03/23/2020		6,484	6,424
Univision Communications, Inc.
4.000% due 03/01/2020		2,793	2,746
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019		3,488	3,465
3.500% due 12/11/2019		1,990	1,978
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		1,128	1,162
Walter Energy, Inc.
5.750% due 04/01/2018		2,732	2,692
Walter Investment Management Corp.
5.750% due 11/28/2017		4,678	4,710
Warner Chilcott Co. LLC
4.250% due 03/15/2018		2,364	2,369
WMG Acquisition Corp.
3.750% due 07/01/2020		1,421	1,411
WP Prism, Inc.
6.250% due 05/31/2018		3,550	3,554

Total Bank Loan Obligations (Cost $112,700)			113,598

CORPORATE BONDS & NOTES 26.5%
BANKING & FINANCE 10.3%
Aviation Loan Trust
2.383% due 12/15/2022		3,705	3,432
Banque PSA Finance S.A.
2.182% due 04/04/2014		2,200	2,181
3.875% due 01/14/2015	EUR	9,400	12,329
4.375% due 04/04/2016		$4,000	3,982
Barclays Bank PLC
7.625% due 11/21/2022 (e)		2,860	2,814
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		4,300	4,343
E*TRADE Financial Corp.
6.375% due 11/15/2019		900	918
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	800	1,097
7.625% due 09/15/2014		200	274
General Motors Financial Co., Inc.
3.250% due 05/15/2018		$2,600	2,535
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (b)	GBP	350	530
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$2,400	2,361
3.625% due 08/12/2015		820	822
3.875% due 01/16/2018		2,600	2,498
Jefferies Finance LLC
7.375% due 04/01/2020		9,700	9,457
Jefferies LoanCore LLC
6.875% due 06/01/2020		2,000	1,950
LBG Capital PLC
7.588% due 05/12/2020	GBP	705	1,082
7.869% due 08/25/2020		300	465
9.334% due 02/07/2020		450	741
15.000% due 12/21/2019		4,300	9,117
Lloyds TSB Bank PLC
10.750% due 12/16/2021		257	459
Nationstar Mortgage LLC
6.500% due 07/01/2021		$16,950	16,357
7.875% due 10/01/2020		1,174	1,250
Oxford Finance LLC
7.250% due 01/15/2018		1,425	1,489
Piper Jaffray Cos.
4.774% due 11/30/2015		500	501
Provident Funding Associates LP
6.750% due 06/15/2021		1,550	1,554
RPG Byty Sro
6.750% due 05/01/2020	EUR	1,300	1,561
Santander Issuances S.A.U.
4.500% due 09/30/2019		500	566
SLM Corp.
6.000% due 01/25/2017		$1,200	1,260
8.000% due 03/25/2020		900	978
8.450% due 06/15/2018		12,250	13,659
Springleaf Finance Corp.
6.900% due 12/15/2017		9,500	9,369
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	11,600	17,290
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,100	2,482
7.950% due 03/15/2025		200	248
Yingde Gases Investment Ltd.
8.125% due 04/22/2018		2,700	2,633

			134,584

INDUSTRIALS 12.3%
Air Canada Pass-Through Trust
4.125% due 11/15/2026		2,000	1,995
5.375% due 11/15/2022		1,600	1,596
American Airlines Pass-Through Trust
8.625% due 04/15/2023		5,856	6,222
10.375% due 01/02/2021		899	953
Arch Coal, Inc.
7.000% due 06/15/2019		1,300	1,089
7.250% due 10/01/2020		4,800	3,984
Aviation Capital Group Corp.
4.625% due 01/31/2018		4,200	4,138
6.750% due 04/06/2021		1,500	1,581
7.125% due 10/15/2020		1,850	2,019

Bertin S.A.
10.250% due 10/05/2016		1,150	1,239
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		900	896
Cemex Finance LLC
9.500% due 12/14/2016		7,400	7,862
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		1,300	1,411
Continental Airlines Pass-Through Trust
9.250% due 11/10/2018		134	149
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		1,400	630
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	350	552
Digicel Ltd.
6.000% due 04/15/2021		$700	663
DISH DBS Corp.
4.250% due 04/01/2018		14,750	14,529
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	2,300	3,338
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$4,300	3,637
Grupo Posadas S.A.B. de C.V.
7.875% due 11/30/2017		1,700	1,726
Harvest Operations Corp.
6.875% due 10/01/2017		600	671
HD Supply, Inc.
11.000% due 04/15/2020		3,100	3,627
Hertz Corp.
4.250% due 04/01/2018		1,700	1,666
INEOS Group Holdings S.A.
6.500% due 08/15/2018	EUR	3,600	4,494
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		$1,800	1,823
JBS S.A.
10.500% due 08/04/2016		600	654
Lynx Corp.
6.000% due 04/15/2021	GBP	3,300	5,002
McClatchy Co.
9.000% due 12/15/2022		$6,650	7,016
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		19,625	19,821
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		2,445	2,427
Mongolian Mining Corp.
8.875% due 03/29/2017		1,225	1,047
OGX Austria GmbH
8.375% due 04/01/2022		1,100	330
8.500% due 06/01/2018		3,050	991
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		1,900	1,777
PetroBakken Energy Ltd.
8.625% due 02/01/2020		4,075	3,892
Rex Energy Corp.
8.875% due 12/01/2020		1,950	2,013
Rockies Express Pipeline LLC
3.900% due 04/15/2015		1,750	1,741
5.625% due 04/15/2020		3,360	2,923
6.000% due 01/15/2019		6,450	5,789
6.850% due 07/15/2018		5,700	5,443
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	1,600	2,051
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		$1,200	1,179
Sun Products Corp.
7.750% due 03/15/2021		2,100	2,095
Toll Brothers Finance Corp.
8.910% due 10/15/2017		4,450	5,295
U.S. Airways Pass-Through Trust
5.375% due 05/15/2023		5,150	5,099
6.750% due 12/03/2022		2,600	2,704
8.000% due 04/01/2021		300	325
UAL Pass-Through Trust
10.400% due 05/01/2018		164	189
USG Corp.
9.750% due 01/15/2018		2,535	2,890
Walter Energy, Inc.
9.875% due 12/15/2020		7,400	6,475

			161,658

UTILITIES 3.9%
Ameren Energy Generating Co.
6.300% due 04/01/2020		1,500	1,151
7.950% due 06/01/2032		2,400	1,848

Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		6,500	6,630
10.000% due 12/01/2020		4,876	5,360
NGPL PipeCo LLC
7.119% due 12/15/2017		19,010	18,535
9.625% due 06/01/2019		3,700	3,848
Penn Virginia Corp.
8.500% due 05/01/2020		12,050	11,718
Talos Production LLC
9.750% due 02/15/2018		400	382
VimpelCom Holdings BV
5.950% due 02/13/2023		1,900	1,786
			51,258

Total Corporate Bonds & Notes (Cost $363,307)			347,500

U.S. TREASURY OBLIGATIONS 12.9%
U.S. Treasury Notes
0.250% due 11/30/2013 (f)		1,100	1,101
0.250% due 03/31/2014		10,200	10,207
0.250% due 04/30/2014		25,800	25,818
0.250% due 05/31/2014 (e)(f)(i)		25,000	25,016
0.250% due 06/30/2014		8,300	8,306
0.750% due 06/15/2014		7,100	7,138
1.000% due 05/15/2014		8,200	8,259
1.250% due 02/15/2014 (f)(i)		872	878
1.250% due 03/15/2014 (f)		1,329	1,339
1.250% due 04/15/2014		2,700	2,723
1.750% due 03/31/2014		1,800	1,821
1.750% due 05/15/2023		56,700	53,072
1.875% due 04/30/2014		1,700	1,724
2.250% due 05/31/2014		20,500	20,886

Total U.S. Treasury Obligations (Cost $169,806)			168,288

MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Assets Trust
0.403% due 10/25/2046		1,253	827
American Home Mortgage Investment Trust
2.164% due 11/25/2045 ^		140	110
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		1,067	876
Banc of America Funding Corp.
7.000% due 10/25/2037 ^		587	359
Banc of America Large Loan Trust
2.493% due 11/15/2015		6,792	6,814
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		1,724	1,521
BCAP LLC Trust
0.403% due 04/25/2037		419	358
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		835	643
2.674% due 10/25/2035		130	130
2.878% due 05/25/2047 ^		1,558	1,253
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	393	469
Chase Mortgage Finance Trust
4.626% due 09/25/2036		$451	384
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036		550	449
Countrywide Alternative Loan Trust
0.363% due 11/25/2036		521	416
0.363% due 06/25/2046		848	646
0.363% due 05/25/2047		631	514
0.382% due 09/20/2046		905	588
0.383% due 08/25/2046		561	367
0.383% due 09/25/2046		375	262
0.503% due 11/25/2035		373	286
1.493% due 10/25/2035		776	633
1.568% due 08/25/2035		813	675
5.750% due 07/25/2035		400	342
6.000% due 03/25/2036		3,865	3,052
6.000% due 05/25/2036 ^		1,978	1,549
6.000% due 01/25/2037 ^		706	564
6.000% due 05/25/2037 ^		1,700	1,320
Countrywide Home Loan Mortgage Pass-Through Trust
0.543% due 02/25/2035		5,208	4,025
5.180% due 09/25/2037		1,827	1,553
5.500% due 10/25/2035		584	569
5.750% due 07/25/2037		607	579
6.000% due 10/25/2034		47	49
First Horizon Alternative Mortgage Securities
2.314% due 08/25/2035		456	397
6.000% due 05/25/2036		26	23
6.000% due 07/25/2036 ^		138	120

Fosse Master Issuer PLC
1.610% due 10/18/2054	EUR	3,149	4,111
Holmes Master Issuer PLC
1.561% due 10/15/2054		3,856	5,055
Impac Secured Assets Trust
0.343% due 11/25/2036		$2,834	1,735
0.363% due 01/25/2037		3,589	2,597
IndyMac Mortgage Loan Trust
0.443% due 02/25/2037		500	244
2.506% due 07/25/2037		801	485
4.722% due 05/25/2037		614	422
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		754	584
JPMorgan Mortgage Trust
2.968% due 10/25/2036		1,519	1,206
Lehman Mortgage Trust
6.000% due 09/25/2037		1,549	1,453
Lehman XS Trust
0.353% due 03/25/2047		2,244	1,477
0.919% due 03/25/2047		272	213
1.093% due 08/25/2047		1,144	793
MASTR Adjustable Rate Mortgages Trust
5.076% due 11/25/2034		916	901
MASTR Asset Securitization Trust
6.000% due 10/25/2036		31	31
Merrill Lynch Alternative Note Asset Trust
0.303% due 03/25/2037		3,763	1,532
Morgan Stanley Mortgage Loan Trust
2.605% due 11/25/2037		903	686
Residential Accredit Loans, Inc. Trust
0.383% due 07/25/2036		1,711	1,201
0.543% due 08/25/2035 ^		2,368	1,702
3.094% due 07/25/2035		148	134
3.723% due 12/25/2035		894	690
3.777% due 09/25/2035		146	109
6.500% due 07/25/2037		504	390
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036		735	670
TBW Mortgage-Backed Trust
0.393% due 09/25/2036		646	581
WaMu Mortgage Pass-Through Certificates
2.220% due 07/25/2047		244	177
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^		633	559
Wells Fargo Mortgage-Backed Securities Trust
2.770% due 03/25/2036		700	665

Total Mortgage-Backed Securities (Cost $62,247)			63,125

ASSET-BACKED SECURITIES 4.9%
Accredited Mortgage Loan Trust
0.323% due 02/25/2037		1,689	1,521
0.660% due 09/25/2035		2,221	1,763
ACE Securities Corp. Home Equity Loan Trust
0.663% due 10/25/2035		2,000	1,480
0.743% due 12/25/2045		1,000	582
Aegis Asset-Backed Securities Trust
1.193% due 03/25/2035		2,000	1,666
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.713% due 05/25/2034		1,803	1,527
0.813% due 05/25/2035		1,000	731
Argent Securities Trust
0.463% due 05/25/2036		3,627	1,321
Asset-Backed Securities Corp. Home Equity Loan Trust
0.623% due 11/25/2035		2,257	2,059
Bear Stearns Asset-Backed Securities Trust
0.303% due 02/25/2037		781	686
0.343% due 11/25/2036		930	632
0.433% due 06/25/2047		400	311
0.543% due 12/25/2035		1,019	652
0.593% due 09/25/2046		362	285
0.843% due 08/25/2035		700	567
0.873% due 10/25/2035		1,400	792
1.443% due 08/25/2037		144	117
Berica ABS SRL
0.522% due 12/30/2055	EUR	1,100	1,369
Countrywide Asset-Backed Certificates
0.333% due 07/25/2037		$600	415
0.363% due 05/25/2037		4,279	3,603
0.413% due 09/25/2047		1,500	1,106
0.633% due 04/25/2036		2,000	1,373
2.593% due 01/25/2034		967	751
5.585% due 10/25/2046		1,400	1,232
Credit-Based Asset Servicing and Securitization LLC
0.343% due 11/25/2036		914	439

First Franklin Mortgage Loan Trust
0.673% due 12/25/2035		500	424
Fremont Home Loan Trust
0.363% due 02/25/2036		815	593
GSAA Home Equity Trust
0.423% due 03/25/2036		1,128	936
GSAMP Trust
0.313% due 12/25/2036		765	387
HSI Asset Securitization Corp. Trust
0.373% due 04/25/2037		700	363
JPMorgan Mortgage Acquisition Trust
0.303% due 02/25/2032		575	535
0.383% due 03/25/2047		1,200	616
0.483% due 05/25/2035		1,000	818
Merrill Lynch Mortgage Investors Trust
0.263% due 04/25/2047		2,768	1,401
0.353% due 04/25/2037		2,500	1,159
Morgan Stanley ABS Capital, Inc.
0.343% due 10/25/2036		2,850	1,430
0.343% due 12/25/2036		189	95
0.423% due 09/25/2036		1,200	606
0.623% due 09/25/2035		700	550
0.663% due 07/25/2035		1,000	836
0.703% due 07/25/2035		1,116	975
Morgan Stanley Home Equity Loan Trust
0.543% due 04/25/2037		350	197
New Century Home Equity Loan Trust
3.193% due 01/25/2033		259	224
Option One Mortgage Loan Trust
0.333% due 01/25/2037		1,500	769
Park Place Securities, Inc.
0.663% due 09/25/2035		4,100	3,327
RAAC Series
0.533% due 08/25/2036		1,000	832
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037		2,174	1,221
Residential Asset Securities Corp. Trust
0.343% due 08/25/2036		997	850
0.353% due 06/25/2036		812	747
0.363% due 11/25/2036		1,000	771
0.443% due 08/25/2036		1,024	687
0.443% due 04/25/2037		2,800	2,336
0.593% due 12/25/2035		300	260
Securitized Asset-Backed Receivables LLC
0.443% due 03/25/2036		2,000	1,106
Soundview Home Loan Trust
0.433% due 07/25/2036		2,900	1,446
Structured Asset Investment Loan Trust
0.343% due 09/25/2036		489	348
0.673% due 05/25/2035		2,500	2,105
1.168% due 01/25/2035		2,639	437
1.318% due 01/25/2035		1,024	31
1.573% due 04/25/2033		739	643
1.768% due 01/25/2035		1,102	21
1.918% due 01/25/2035		1,482	17
Structured Asset Securities Corp.
0.533% due 02/25/2036		1,000	793
0.643% due 11/25/2035		5,200	4,458
0.693% due 11/25/2037		2,600	1,724

Total Asset-Backed Securities (Cost $63,536)			64,054

SOVEREIGN ISSUES 0.2%
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	200	279
Xunta de Galicia
5.763% due 04/03/2017		1,500	2,054

Total Sovereign Issues (Cost $2,273)			2,333

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 07/29/2013 (b)		3,350	3,184

Total Preferred Securities (Cost $3,291)			3,184

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 46.7%
CERTIFICATES OF DEPOSIT 0.1%
Dexia Credit Local S.A.
1.400% due 09/20/2013	$1,700	1,703

COMMERCIAL PAPER 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	800	797
Santander S.A.
2.750% due 07/02/2013	2,000	2,000

		2,797

REPURCHASE AGREEMENTS (d) 17.9%		234,100

U.S. TREASURY BILLS 0.6%
0.106% due 02/06/2014 - 05/29/2014 (a)(f)(i)	7,423	7,417

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 27.9%
PIMCO Short-Term Floating NAV Portfolio	35,059,160	350,802
PIMCO Short-Term Floating NAV Portfolio III	1,386,356	13,851

		364,653

Total Short-Term Instruments (Cost $610,687)		610,670

PURCHASED OPTIONS (g) 0.0%
(Cost $151)		242

Total Investments 104.9% (Cost $1,387,998)		$1,372,994
Written Options (h) (0.1%) (Premiums $802)		(1,252)
Other Assets and Liabilities (Net) (4.8%)		(62,828)

Net Assets 100.0%		$1,308,914

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$500	U.S. Treasury Bonds 2.750% due 08/15/2042	$(521)	$500	$500
BPS	0.160%	06/28/2013	07/01/2013	5,000	U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032	(5,159)	5,000	5,000
BRC	0.100%	06/28/2013	07/01/2013	6,000	U.S. Treasury Notes 0.625% due 05/31/2017	(6,133)	6,000	6,000
	0.170%	06/28/2013	07/01/2013	47,000	U.S. Treasury Notes 1.875% due 06/30/2015	(47,537)	47,000	47,000
	0.180%	06/28/2013	07/01/2013	8,200	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(8,399)	8,200	8,200
FOB	0.170%	06/28/2013	07/01/2013	100,000	U.S. Treasury Notes 2.125% due 12/31/2015	(101,275)	100,000	100,000
JPS	0.120%	06/28/2013	07/01/2013	23,500	U.S. Treasury Bonds 3.125% due 02/15/2043	(24,251)	23,500	23,500
	0.200%	06/28/2013	07/01/2013	8,200	U.S. Treasury Notes 0.625% due 07/15/2014	(8,388)	8,200	8,200
TDM	0.090%	06/19/2013	07/08/2013	35,700	U.S. Treasury Inflation Protected Securities 1.375% - 1.875% due 07/15/2019 - 01/15/2020	(38,747)	35,700	35,700

						$(240,410)	$234,100	$234,100

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
DEU	(1.000%)	05/14/2013	05/13/2015	$519	$(518)
	(1.000%)	05/24/2013	05/23/2015	992	(991)

					$(1,509)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
BCY	0.000%	06/28/2013	07/01/2013	$47,042	$(47,042)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $5,891 at a weighted average interest rate of (0.245%).

(e)	Securities with an aggregate market value of $50,510 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2015	920	$(370)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	6	3
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	6	(7)

				$(374)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		$2,673	$(135)	$(246)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017		71,025	(3,024)	(1,371)
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018		1,600	(46)	61
iTraxx Europe 18 Index	(1.000%)	12/20/2017	EUR	40,000	215	(79)

					$(2,990)	$(1,635)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	105,300	$(157)	$(327)
Pay	3-Month USD-LIBOR	0.950%	05/01/2018		$3,200	(79)	(86)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	600	(12)	(12)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		7,900	(116)	(170)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	180,000	6	27

						$(358)	$(568)

(f)	Securities with an aggregate market value of $4,426 and cash of $944 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	82		$80	CBK	$5	$0	$5
07/2013		150		139	DUB	1	0	1
07/2013		310		291	HUS	8	0	8
07/2013		289		283	WST	19	0	19
07/2013	EUR	7,063		9,341	BOA	147	0	147
07/2013		2,724		3,629	CBK	83	0	83
07/2013		5,470		7,291	FBF	171	0	171
07/2013		175		235	JPM	7	0	7
07/2013		39,123		50,535	MSC	0	(389)	(389)
07/2013	JPY	939,837		9,520	UAG	43	0	43
07/2013	SGD	821		650	UAG	2	0	2
07/2013		$190	AUD	200	CBK	0	(7)	(7)
07/2013		15,137	EUR	11,500	BRC	15	(183)	(168)
07/2013		48,706		37,251	CBK	0	(218)	(218)
07/2013		7,742		5,804	GLM	0	(188)	(188)
07/2013		4,174	JPY	396,100	BRC	0	(180)	(180)
07/2013		1,343		136,400	CBK	32	0	32
07/2013		4,116		401,300	DUB	0	(69)	(69)
07/2013		622	SGD	770	JPM	0	(15)	(15)
07/2013	ZAR	7,063		$708	BRC	1	(4)	(3)
08/2013	BRL	10,467		4,860	BOA	202	0	202
08/2013	EUR	37,251		48,711	CBK	218	0	218
08/2013		163		213	FBF	0	0	0
08/2013		327		428	HUS	2	0	2
08/2013		76		99	MSC	0	0	0
08/2013	NOK	2,650		460	HUS	24	0	24
08/2013		$740	BRL	1,595	CBK	0	(30)	(30)
08/2013		1,200		2,603	HUS	0	(42)	(42)
08/2013		5,824		11,832	UAG	0	(558)	(558)
08/2013		8,954	EUR	6,864	FBF	0	(18)	(18)
08/2013		461	NOK	2,661	UAG	0	(24)	(24)
09/2013	CAD	418		$401	DUB	4	0	4
09/2013	GBP	5,411		8,493	BRC	267	0	267
09/2013		2,011		3,065	FBF	8	0	8
09/2013		20,603		31,622	HUS	301	0	301
09/2013		3,319		5,092	MSC	47	0	47
09/2013	MXN	86,330		6,640	MSC	23	0	23
09/2013		$1,662	GBP	1,070	BPS	0	(36)	(36)
09/2013		9,252		5,912	JPM	0	(264)	(264)
09/2013		7,439	MXN	91,844	JPM	0	(399)	(399)
10/2013	RUB	57,755		$1,770	JPM	40	0	40
10/2013		$1,801	RUB	58,651	BOA	0	(44)	(44)

						$1,670	$(2,668)	$(998)

(g)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,900	$151	$242

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,800	$13	$(8)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,800	15	(19)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,900	4	(2)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,900	4	(5)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,000	7	(5)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,000	8	(11)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,100	4	(3)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,100	4	(6)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,200	14	(8)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,200	14	(20)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		4,000	8	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,100	4	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,100	6	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		700	1	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$2,100	1	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		2,100	5	(46)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,800	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,800	5	(39)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		8,000	150	(314)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		11,800	7	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		12,100	15	(5)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		11,800	30	(258)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		12,100	29	(109)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	3,900	20	(2)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	4	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,900	10	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	5	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$2,200	8	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	9	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,500	24	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,800	3	(27)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,300	15	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		4,900	85	(85)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,300	25	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		12,600	218	(218)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,900	13	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,900	14	(59)

								$802	$(1,252)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	BPS	(1.000%	)	03/20/2018	1.286%		$1,200	$15	$25	$(10)
Arrow Electronics, Inc.	MYC	(1.000%	)	03/20/2017	0.950%		1,390	(3)	27	(30)
Australia & New Zealand Banking Group Ltd.	DUB	(1.000%	)	09/20/2017	0.960%		900	(2)	13	(15)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.346%		2,000	(46)	(30)	(16)
AutoZone, Inc.	UAG	(1.000%	)	03/20/2018	0.556%		600	(12)	(12)	0
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.729%		1,100	(12)	11	(23)
Carnival Corp.	FBF	(1.000%	)	09/20/2017	0.729%		600	(7)	5	(12)
Carnival Corp.	JPM	(1.000%	)	03/20/2018	0.863%		3,500	(23)	(38)	15
CenturyLink, Inc.	FBF	(1.000%	)	03/20/2018	2.157%		2,600	133	165	(32)
Commerzbank AG	GST	(1.000%	)	12/20/2016	1.234%	EUR	950	10	93	(83)
Commonwealth Bank of Australia	DUB	(1.000%	)	09/20/2017	0.967%		$900	(1)	13	(14)
COX Communications, Inc.	UAG	(1.000%	)	12/20/2016	0.565%		1,300	(20)	(19)	(1)
Credit Agricole S.A.	BOA	(3.000%	)	03/20/2018	1.682%	EUR	700	(55)	(53)	(2)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	1.271%		950	11	95	(84)
Daimler Finance North America LLC	FBF	(1.000%	)	12/20/2016	0.610%		2,000	(36)	89	(125)
Daimler Finance North America LLC	FBF	(1.000%	)	03/20/2018	0.840%		4,200	(42)	(12)	(30)
Darden Restaurants, Inc.	BRC	(1.000%	)	03/20/2018	1.490%		$1,900	42	99	(57)
Diamond Offshore Drilling, Inc.	BOA	(1.000%	)	06/20/2017	0.450%		1,650	(36)	(21)	(15)
DIRECTV Holdings LLC	DUB	(1.000%	)	09/20/2017	1.022%		800	0	17	(17)
DIRECTV Holdings LLC	FBF	(1.000%	)	09/20/2017	1.022%		825	0	20	(20)
DIRECTV Holdings LLC	UAG	(1.000%	)	09/20/2017	1.022%		1,050	1	22	(21)
E.I. du Pont de Nemours & Co.	DUB	(1.000%	)	03/20/2018	0.303%		5,600	(183)	(165)	(18)
Erste Group Bank AG	FBF	(1.000%	)	09/20/2016	1.056%	EUR	1,500	3	144	(141)
Kroger Co.	FBF	(1.000%	)	03/20/2018	0.772%		$1,600	(18)	(26)	8
Lockheed Martin Corp.	BRC	(1.000%	)	03/20/2018	0.520%		4,200	(94)	(65)	(29)
Lockheed Martin Corp.	GST	(1.000%	)	12/20/2016	0.339%		1,000	(24)	(15)	(9)
Macy’s Retail Holdings, Inc.	BPS	(1.000%	)	03/20/2018	0.770%		1,600	(18)	9	(27)
Macy’s Retail Holdings, Inc.	MYC	(1.000%	)	12/20/2016	0.481%		1,000	(18)	12	(30)
Motorola Solutions, Inc.	BOA	(1.000%	)	12/20/2016	0.522%		1,350	(22)	1	(23)
Motorola Solutions, Inc.	BPS	(1.000%	)	03/20/2018	0.753%		3,900	(46)	0	(46)
National Australia Bank Ltd.	DUB	(1.000%	)	09/20/2017	0.968%		900	(1)	13	(14)
New York Times Co.	FBF	(1.000%	)	03/20/2018	2.150%		2,000	102	177	(75)
New York Times Co.	GST	(1.000%	)	12/20/2016	1.440%		650	10	65	(55)
New York Times Co.	MYC	(1.000%	)	03/20/2018	2.150%		1,300	66	95	(29)
News America, Inc.	DUB	(1.000%	)	06/20/2017	0.309%		225	(6)	(2)	(4)
News America, Inc.	FBF	(1.000%	)	03/20/2018	0.392%		3,500	(100)	(88)	(12)
News America, Inc.	UAG	(1.000%	)	06/20/2017	0.309%		1,525	(42)	(13)	(29)
Nordstrom, Inc.	BRC	(1.000%	)	03/20/2018	0.581%		3,000	(59)	(31)	(28)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2017	0.484%		1,750	(38)	18	(56)
Northrop Grumman Systems Corp.	BRC	(1.000%	)	03/20/2018	0.405%		1,600	(45)	(45)	0
Northrop Grumman Systems Corp.	DUB	(1.000%	)	12/20/2016	0.270%		1,000	(26)	(8)	(18)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	03/20/2018	0.405%		1,700	(48)	(49)	1
Omnicom Group, Inc.	BRC	(1.000%	)	03/20/2018	0.547%		1,300	(27)	(29)	2
Quest Diagnostics, Inc.	BPS	(1.000%	)	03/20/2018	0.773%		1,200	(13)	18	(31)
Quest Diagnostics, Inc.	FBF	(1.000%	)	12/20/2017	0.710%		1,400	(19)	(15)	(4)
Quest Diagnostics, Inc.	FBF	(1.000%	)	03/20/2018	0.773%		1,200	(13)	13	(26)
Raytheon Co.	DUB	(1.000%	)	03/20/2018	0.401%		5,200	(146)	(151)	5
Royal Caribbean Cruises Ltd.	BRC	(5.000%	)	03/20/2018	2.325%		2,600	(312)	(285)	(27)
Royal Caribbean Cruises Ltd.	MYC	(5.000%	)	03/20/2018	2.325%		800	(96)	(95)	(1)
Safeway Ltd.	SOG	(1.000%	)	03/20/2018	0.866%	EUR	2,000	(17)	(47)	30
Safeway, Inc.	FBF	(1.000%	)	03/20/2018	2.008%		$3,800	171	142	29
Societe Generale S.A.	GST	(3.000%	)	06/20/2018	1.761%	EUR	5,400	(415)	(501)	86
Standard Chartered PLC	GST	(1.000%	)	06/20/2018	1.512%		5,400	167	3	164
Staples, Inc.	GST	(1.000%	)	03/20/2018	1.549%		$3,900	96	272	(176)
Texas Instruments, Inc.	GST	(1.000%	)	09/20/2017	0.353%		1,300	(35)	(38)	3
Time Warner Cable, Inc.	FBF	(1.000%	)	09/20/2017	1.515%		875	18	7	11
Time Warner Cable, Inc.	FBF	(1.000%	)	03/20/2018	1.779%		1,700	58	(3)	61
Verizon Communications, Inc.	BRC	(1.000%	)	03/20/2018	0.559%		5,300	(109)	(133)	24
Westpac Banking Corp.	DUB	(1.000%	)	09/20/2017	0.964%		900	(1)	13	(14)
Wyndham Worldwide Corp.	BOA	(1.000%	)	12/20/2016	0.601%		1,000	(13)	44	(57)

								$(1,396)	$(249)	$(1,147)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
DISH DBS Corp.	MYC	5.000%	06/20/2018	2.913%		$2,500	$241	$212	$29
Fiat Finance & Trade S.A.	HUS	5.000%	12/20/2013	1.222%	EUR	250	7	(17)	24
Forest Oil Corp.	FBF	5.000%	03/20/2018	6.823%		$1,600	(110)	(64)	(46)
Forest Oil Corp.	GST	5.000%	03/20/2017	6.045%		700	(22)	(25)	3
Forest Oil Corp.	GST	5.000%	03/20/2018	6.823%		7,500	(514)	(182)	(332)
Forest Oil Corp.	GST	5.000%	06/20/2018	7.000%		1,000	(78)	(31)	(47)
KB Home	BRC	5.000%	06/20/2018	3.662%		1,800	110	137	(27)
KB Home	DUB	5.000%	06/20/2018	3.662%		1,700	104	133	(29)
MGM Resorts International	GST	5.000%	12/20/2017	3.567%		1,400	85	(84)	169
Peugeot S.A.	BRC	1.000%	09/20/2016	5.372%	EUR	350	(57)	(67)	10
Seagate Technology Holdings	BRC	5.000%	03/20/2018	2.013%		$3,800	512	251	261
Seagate Technology Holdings	BRC	5.000%	06/20/2018	2.139%		3,100	417	182	235
Seagate Technology Holdings	GST	5.000%	03/20/2018	2.013%		3,200	431	196	235
Seagate Technology Holdings	JPM	5.000%	03/20/2018	2.013%		2,200	296	154	142
Sony Corp.	DUB	1.000%	03/20/2018	1.957%	JPY	10,000	(4)	(15)	11
Sony Corp.	JPM	1.000%	12/20/2017	1.857%		20,000	(8)	(30)	22
Sony Corp.	JPM	1.000%	03/20/2018	1.957%		20,000	(8)	(27)	19

							$1,402	$723	$679

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Senior Financials 18 Index	CBK	(1.000%	)	12/20/2017	EUR	5,900	$175	$142	$33
iTraxx Europe Senior Financials 18 Index	DUB	(1.000%	)	12/20/2017		4,400	130	164	(34)
iTraxx Europe Senior Financials 18 Index	FBF	(1.000%	)	12/20/2017		5,500	163	262	(99)
iTraxx Europe Senior Financials 18 Index	JPM	(1.000%	)	12/20/2017		14,000	415	332	83

							$883	$900	$(17)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	1,800	$(47)	$(5)	$(42)
Pay	1-Year BRL-CDI	8.285%	01/02/2017	DUB		24,000	(611)	(30)	(581)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		10,100	(249)	(1)	(248)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		200	(5)	0	(5)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		50,400	(1,163)	(2)	(1,161)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		4,900	(113)	8	(121)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		26,700	(551)	(102)	(449)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA		23,600	(435)	31	(466)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		15,100	(250)	42	(292)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	RBC	CAD	4,800	(7)	8	(15)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	1,800	102	31	71
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,900	51	(22)	73
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		3,400	4	0	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		75,600	91	57	34
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		24,000	29	2	27
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		5,500	(7)	(1)	(6)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		100	0	0	0
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BOA		16,300	24	26	(2)
Pay	28-Day MXN-TIIE	5.000%	02/22/2023	DUB		12,200	(108)	(16)	(92)
Pay	28-Day MXN-TIIE	5.000%	02/22/2023	HUS		35,900	(317)	(54)	(263)
Pay	28-Day MXN-TIIE	5.000%	02/22/2023	MYC		211,500	(1,866)	(298)	(1,568)

							$(5,428)	$(326)	$(5,102)

(i)	Securities with an aggregate market value of $8,033 have been pledged as collateral for OTC swap agreements, swaptions, and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$104,358	$9,240	$113,598
Corporate Bonds & Notes
Banking & Finance	0	130,651	3,933	134,584
Industrials	0	142,426	19,232	161,658
Utilities	0	51,258	0	51,258
U.S. Treasury Obligations	0	168,288	0	168,288
Mortgage-Backed Securities	0	63,125	0	63,125
Asset-Backed Securities	0	64,054	0	64,054
Sovereign Issues	0	2,333	0	2,333
Preferred Securities
Banking & Finance	0	3,184	0	3,184
Short-Term Instruments
Certificates of Deposit	0	1,703	0	1,703
Commercial Paper	0	2,797	0	2,797
Repurchase Agreements	0	234,100	0	234,100
U.S. Treasury Bills	0	7,417	0	7,417
Central Funds Used for Cash Management Purposes	364,653	0	0	364,653
Purchased Options
Interest Rate Contracts	0	242	0	242
	$364,653	$975,936	$32,405	$1,372,994

Financial Derivative Instruments - Assets
Credit Contracts	0	1,776	0	1,776
Foreign Exchange Contracts	0	1,670	0	1,670
Interest Rate Contracts	3	236	0	239
	$3	$3,682	$0	$3,685

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,896)	0	(3,896)
Foreign Exchange Contracts	0	(2,668)	0	(2,668)
Interest Rate Contracts	(377)	(7,158)	0	(7,535)

	$(377)	$(13,722)	$0	$(14,099)

Totals	$364,279	$965,896	$32,405	$1,362,580

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$8,788	$3,523	$(1,051)	$1	$4	$(111)	$783	$(2,697)	$9,240	$(69)
Corporate Bonds & Notes
Banking & Finance	4,017	0	(80)	6	5	(15)	0	0	3,933	(16)
Industrials	4,622	14,766	(77)	(4)	(4)	(71)	0	0	19,232	(74)

Totals	$17,427	$18,289	$(1,208)	$3	$5	$(197)	$783	$(2,697)	$32,405	$(159)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$2,481	Benchmark Pricing	Base Price	101.00
	6,759	Third Party Vendor	Broker Quote	100.13 - 101.75
Corporate Bonds & Notes
Banking & Finance	3,933	Benchmark Pricing	Base Price	92.71 - 100.23
Industrials	19,232	Third Party Vendor	Broker Quote	99.00 - 115.00

Total	$32,405

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.2%
AES Corp.
3.750% due 06/01/2018		$2,293	$2,303
Albertson’s LLC
4.250% due 03/21/2016		5,297	5,298
Alliance Boots Holdings Ltd.
3.986% due 07/10/2017	GBP	11,500	17,385
Biomet, Inc.
3.943% - 4.023% due 07/25/2017		$10,223	10,198
CCM Merger, Inc.
5.000% due 03/01/2017		1,721	1,721
CommScope, Inc.
3.750% due 01/14/2018		2,955	2,965
Community Health Systems, Inc.
2.445% due 07/25/2014		186	187
CSC Holdings LLC
2.695% due 04/17/2020		16,500	16,356
DaVita, Inc.
2.700% due 09/02/2017		3,803	3,801
4.000% due 11/01/2019		6,041	6,063
4.500% due 10/20/2016		98	99
Dell, Inc.
5.000% - 6.250% due 11/06/2013		91,100	90,854
Endo Health Solutions, Inc.
4.000% due 06/17/2018		87	87
First Data Corp.
4.193% due 09/24/2018		6,500	6,348
FMG America Finance, Inc.
5.250% due 10/18/2017		7,940	7,907
H.J. Heinz Co.
3.500% due 06/05/2020		22,500	22,527
HCA, Inc.
2.695% due 05/02/2016		6,649	6,635
Hertz Corp.
3.000% due 03/11/2018		3,403	3,392
IASIS Healthcare LLC
4.500% due 05/03/2018		2,933	2,935
Intelsat Jackson Holdings Ltd.
4.250% due 04/02/2018		7,960	7,987
Novelis, Inc.
3.750% due 03/10/2017		2,925	2,939
Quintiles Transnational Corp.
4.500% due 06/08/2018		4,847	4,860
Realogy Corp.
4.500% due 03/05/2020		3,491	3,511
Springleaf Financial Funding Co.
5.500% due 05/10/2017		10,311	10,338
Station Casinos, Inc.
5.000% due 03/01/2020		13,566	13,593
SunGard Data Systems, Inc.
1.942% due 02/28/2014		300	300
Terex Corp.
4.500% due 04/28/2017		1,507	1,524
Texas Competitive Electric Holdings Co. LLC
4.693% - 4.775% due 10/10/2017		181	128
UPC Financing Partnership
3.864% due 03/31/2021	EUR	5,374	6,963
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		$15,505	15,971
Warner Chilcott Co. LLC
4.250% due 03/15/2018		4,308	4,317
Weather Channel
3.500% due 02/13/2017		1,952	1,958

Total Bank Loan Obligations (Cost $280,080)			281,450

CORPORATE BONDS & NOTES 59.5%
BANKING & FINANCE 23.4%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		9,200	9,269
AIG SunAmerica Global Financing
6.900% due 03/15/2032		220	270
Ally Financial, Inc.
3.475% due 02/11/2014		16,000	16,122
3.672% due 06/20/2014		16,825	17,058
5.500% due 02/15/2017		15,000	15,732
6.250% due 12/01/2017		9,500	10,195
7.500% due 09/15/2020		400	463

8.000% due 03/15/2020		6,100	7,114
American Express Co.
7.000% due 03/19/2018		700	843
7.250% due 05/20/2014		1,700	1,798
American International Group, Inc.
5.050% due 10/01/2015		3,600	3,906
5.450% due 05/18/2017		1,000	1,104
5.600% due 10/18/2016		6,500	7,248
5.850% due 01/16/2018		14,625	16,472
6.250% due 05/01/2036		9,200	10,699
8.175% due 05/15/2068		2,400	2,940
8.250% due 08/15/2018		4,900	6,088
8.625% due 05/22/2068	GBP	100	179
Anadarko Finance Co.
7.500% due 05/01/2031		$1,000	1,251
Aviation Loan Trust
2.383% due 12/15/2022		3,120	2,890
Banco Bradesco S.A.
2.374% due 05/16/2014		12,900	13,023
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,500	3,568
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,914
Banco do Brasil S.A.
3.875% due 10/10/2022		14,900	13,094
4.500% due 01/22/2015		4,900	5,016
4.500% due 01/20/2016	EUR	9,700	12,926
6.000% due 01/22/2020		$6,600	7,095
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		3,500	3,649
Banco Santander Brasil S.A.
2.373% due 03/18/2014		6,100	6,072
4.250% due 01/14/2016		8,800	8,932
4.500% due 04/06/2015		5,000	5,050
4.625% due 02/13/2017		29,000	29,580
Banco Santander Chile
3.750% due 09/22/2015		8,100	8,367
3.875% due 09/20/2022		11,380	10,603
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		15,160	14,250
Banco Votorantim S.A.
5.250% due 02/11/2016		17,700	18,231
Bangkok Bank PCL
2.750% due 03/27/2018		3,300	3,256
Bank of America Corp.
0.895% due 05/23/2017	EUR	300	364
4.750% due 08/01/2015		$1,400	1,484
5.000% due 05/13/2021		2,900	3,096
5.650% due 05/01/2018		700	778
5.750% due 12/01/2017		200	222
6.000% due 09/01/2017		4,915	5,513
7.625% due 06/01/2019		420	505
Bank of America N.A.
6.000% due 06/15/2016		800	881
Bank of Baroda
5.000% due 08/24/2016		1,000	1,055
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	600	896
Barclays Bank PLC
1.317% due 01/13/2014		$1,300	1,306
5.000% due 09/22/2016		2,400	2,653
5.125% due 01/08/2020		700	775
6.000% due 01/23/2018	EUR	200	287
6.750% due 05/22/2019		$9,000	10,730
10.000% due 05/21/2021	GBP	14,850	28,666
10.179% due 06/12/2021		$7,280	9,272
14.000% due 06/15/2019 (e)	GBP	2,100	4,184
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$2,000	1,950
BBVA Bancomer S.A.
4.500% due 03/10/2016		21,900	22,831
6.500% due 03/10/2021		1,400	1,477
7.250% due 04/22/2020		2,500	2,738
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,616
7.250% due 02/01/2018		9,500	11,320
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	506
BM&FBovespa S.A.
5.500% due 07/16/2020		1,500	1,547
BNP Paribas S.A.
5.186% due 06/29/2015 (e)(i)		400	382
7.195% due 06/25/2037 (e)		9,000	8,752
BPCE S.A.
2.023% due 02/07/2014		7,000	7,058
4.625% due 07/30/2015 (e)	EUR	600	728

Caixa Economica Federal
2.375% due 11/06/2017		$3,100	2,867
3.500% due 11/07/2022		5,150	4,352
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		13,100	13,231
Cantor Fitzgerald LP
7.875% due 10/15/2019		2,500	2,589
Capital One Bank USA N.A.
3.375% due 02/15/2023		3,000	2,840
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (e)		460	474
CBA Capital Trust
6.024% due 03/15/2016 (e)		4,400	4,486
CIT Group, Inc.
4.250% due 08/15/2017		27,300	27,539
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	7,149
5.500% due 10/15/2014		$3,000	3,156
6.000% due 08/15/2017		300	338
6.125% due 11/21/2017		2,295	2,610
Columbus International, Inc.
11.500% due 11/20/2014		400	433
Corp. Andina de Fomento
8.125% due 06/04/2019		2,290	2,833
Corp. Financiera de Desarrollo S.A
4.750% due 02/08/2022		7,000	6,930
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		9,230	9,818
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,046
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		17,745	17,745
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,000	1,015
6.375% due 11/15/2019		4,000	4,080
Export-Import Bank of India
4.000% due 08/07/2017		3,600	3,603
Export-Import Bank of Korea
4.000% due 01/29/2021		6,500	6,476
5.125% due 06/29/2020		4,450	4,732
8.125% due 01/21/2014		1,600	1,662
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	10,600	14,526
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$1,000	1,061
FirstRand Bank Ltd.
4.375% due 06/09/2016		700	723
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		10,500	10,117
2.500% due 01/15/2016		1,200	1,211
3.984% due 06/15/2016		500	524
4.250% due 09/20/2022		3,600	3,543
7.000% due 04/15/2015		2,464	2,677
8.000% due 06/01/2014		14,000	14,809
8.000% due 12/15/2016		900	1,056
8.125% due 01/15/2020		8,500	10,267
8.700% due 10/01/2014		18,050	19,680
FPT Finance Ltd.
6.375% due 09/28/2020		700	723
General Electric Capital Corp.
0.412% due 12/20/2013		400	400
0.470% due 10/06/2015		1,700	1,691
4.625% due 09/15/2066	EUR	5,700	7,336
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$1,400	1,380
3.250% due 05/15/2018		1,200	1,170
Goldman Sachs Group, Inc.
0.723% due 03/22/2016		50	49
0.777% due 01/12/2015		400	399
3.700% due 08/01/2015		1,500	1,563
4.750% due 07/15/2013		1,225	1,227
5.250% due 07/27/2021		2,100	2,249
5.750% due 10/01/2016		1,400	1,558
6.000% due 05/01/2014		300	313
6.150% due 04/01/2018		5,975	6,738
7.500% due 02/15/2019		4,350	5,170
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	13,111
6.375% due 04/15/2021		2,000	2,253
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,256
HBOS PLC
6.750% due 05/21/2018		$1,400	1,489
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		6,000	6,510

Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		1,305	150
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	8,493
HSBC Bank PLC
4.125% due 08/12/2020		11,700	12,268
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	411
4.875% due 08/24/2020		500	536
6.000% due 08/09/2017		500	565
HSBC Finance Corp.
0.705% due 06/01/2016		8,000	7,937
6.676% due 01/15/2021		5,900	6,530
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	100	168
6.500% due 05/02/2036		$5,400	6,010
6.500% due 09/15/2037		125	140
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		4,700	4,985
ICICI Bank Ltd.
2.023% due 02/24/2014		1,600	1,603
4.700% due 02/21/2018		6,500	6,537
4.750% due 11/25/2016		9,200	9,507
5.750% due 11/16/2020		14,450	14,794
International Lease Finance Corp.
5.650% due 06/01/2014		375	383
6.500% due 09/01/2014		21,750	22,729
6.625% due 11/15/2013		4,000	4,065
Intesa Sanpaolo SpA
2.674% due 02/24/2014		29,200	29,312
3.125% due 01/15/2016		25,800	25,380
IPIC GMTN Ltd.
2.375% due 05/30/2018	EUR	200	262
3.125% due 11/15/2015		$2,750	2,836
5.000% due 11/15/2020		35,450	38,020
5.500% due 03/01/2022		600	644
6.875% due 11/01/2041		1,000	1,183
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		10,200	9,919
JPMorgan Chase & Co.
3.250% due 09/23/2022		2,600	2,472
4.950% due 03/25/2020		700	765
7.900% due 04/30/2018 (e)		16,200	18,325
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		4,700	4,621
6.000% due 10/01/2017		1,200	1,368
Korea Development Bank
3.000% due 09/14/2022		3,300	3,024
3.875% due 05/04/2017		10,400	10,707
8.000% due 01/23/2014		3,885	4,036
Korea Exchange Bank
3.125% due 06/26/2017		2,500	2,483
4.875% due 01/14/2016		700	751
LBG Capital PLC
6.439% due 05/23/2020	EUR	2,400	3,097
7.588% due 05/12/2020	GBP	12,750	19,569
7.625% due 12/09/2019		1,400	2,157
7.625% due 10/14/2020	EUR	1,992	2,632
7.867% due 12/17/2019	GBP	4,061	6,275
7.869% due 08/25/2020		8,716	13,522
7.975% due 09/15/2024		3,800	5,936
8.875% due 02/07/2020	EUR	300	420
9.125% due 07/15/2020	GBP	1,300	2,129
9.875% due 02/10/2023		400	654
11.040% due 03/19/2020		600	1,022
15.000% due 12/21/2019		100	212
15.000% due 12/21/2019	EUR	2,300	4,196
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		$1,300	1,264
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		12,800	17,209
M&T Capital Trust
8.277% due 06/01/2027		500	506
Macquarie Group Ltd.
6.250% due 01/14/2021		100	106
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		910	1,000
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		5,000	5,649
6.875% due 04/25/2018		27,900	32,133
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,664
Morgan Stanley
1.875% due 01/24/2014		$7,800	7,847
5.950% due 12/28/2017		3,950	4,386
6.625% due 04/01/2018		2,700	3,062

7.300% due 05/13/2019		28,400	33,017
MUFG Capital Finance Ltd.
6.346% due 12/31/2049		1,400	1,526
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	874
Nationstar Mortgage LLC
7.875% due 10/01/2020		3,100	3,301
Oxford Finance LLC
7.250% due 01/15/2018		1,950	2,038
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,201	2,868
Piper Jaffray Cos.
4.774% due 11/30/2015		7,700	7,716
Private Export Funding Corp.
4.550% due 05/15/2015		750	809
Provident Funding Associates LP
10.250% due 04/15/2017		400	451
Prudential Covered Trust
2.997% due 09/30/2015		11,430	11,800
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,900	1,967
5.000% due 07/21/2020		3,100	3,433
QNB Finance Ltd.
3.125% due 11/16/2015		8,000	8,232
Rabobank Group
4.500% due 01/11/2021		1,300	1,373
4.750% due 01/15/2020		800	868
6.875% due 03/19/2020	EUR	18,500	26,007
11.000% due 06/30/2019 (e)		$3,488	4,501
RCI Banque S.A.
2.148% due 04/11/2014		3,600	3,608
3.500% due 04/03/2018		14,300	14,240
4.600% due 04/12/2016		4,300	4,486
Regions Financial Corp.
7.750% due 11/10/2014		3,500	3,783
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		900	965
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		150	151
Royal Bank of Scotland PLC
6.000% due 09/08/2014 (e)	GBP	1,620	1,897
Rural Electrification Corp. Ltd.
4.250% due 01/25/2016		$300	308
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,520	6,951
7.125% due 01/14/2014		1,000	1,029
9.000% due 06/11/2014		1,300	1,383
Santander International Debt S.A.U.
4.625% due 03/21/2016	EUR	2,300	3,109
Santander Issuances S.A.U.
1.608% due 10/24/2017		400	469
4.500% due 09/30/2019		200	226
7.300% due 07/27/2019	GBP	300	464
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$13,100	13,617
5.400% due 03/24/2017		13,300	13,965
5.717% due 06/16/2021		20,600	21,051
6.125% due 02/07/2022		3,450	3,609
SL Green Realty Corp.
4.500% due 12/01/2022		11,000	10,622
5.000% due 08/15/2018		10,800	11,507
SLM Corp.
5.000% due 10/01/2013		3,100	3,119
5.050% due 11/14/2014		3,400	3,485
5.375% due 05/15/2014		6,100	6,230
5.625% due 08/01/2033		4,900	4,091
8.000% due 03/25/2020		17,500	19,009
8.450% due 06/15/2018		28,975	32,307
Springleaf Finance Corp.
6.900% due 12/15/2017		14,000	13,807
State Bank of India
4.500% due 07/27/2015		9,700	10,114
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,458	1,501
TECO Finance, Inc.
6.750% due 05/01/2015		7,150	7,801
Temasek Financial Ltd.
3.375% due 07/23/2042		500	402
4.300% due 10/25/2019		9,950	10,773
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		845	869
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		2,000	1,965
4.000% due 09/13/2017		6,000	5,865
Turkiye Is Bankasi A/S
3.875% due 11/07/2017		2,650	2,597

Turkiye Vakiflar Bankasi Tao
5.750% due 04/24/2017		1,700	1,767
UBS AG
5.750% due 04/25/2018		1,965	2,272
5.875% due 12/20/2017		200	230
7.000% due 10/15/2015		500	553
7.152% due 12/21/2017 (e)	EUR	100	141
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		$2,500	2,584
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	251
UOB Cayman Ltd.
5.796% due 03/15/2016 (e)		1,700	1,768
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,130
7.000% due 01/15/2018	GBP	7,600	12,022
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$5,100	5,310
5.450% due 11/22/2017		3,300	3,440
6.025% due 07/05/2022		23,100	23,908
6.800% due 11/22/2025		8,200	8,774
6.902% due 07/09/2020		9,100	10,021
VTB Bank OJSC Via VTB Capital S.A.
6.551% due 10/13/2020		3,140	3,266
6.875% due 05/29/2018		200	213
Wachovia Bank N.A.
0.653% due 11/03/2014		3,040	3,042
6.600% due 01/15/2038		3,000	3,681
Wachovia Corp.
0.647% due 10/15/2016		1,400	1,376
5.250% due 08/01/2014		500	522
Waha Aerospace BV
3.925% due 07/28/2020		4,403	4,590
Wells Fargo & Co.
7.980% due 03/15/2018 (e)		5,600	6,338
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,786
Weyerhaeuser Co.
7.375% due 10/01/2019		6,600	7,801

			1,563,130

INDUSTRIALS 27.5%
Agile Property Holdings Ltd.
8.875% due 04/28/2017		3,850	3,946
Agilent Technologies, Inc.
5.500% due 09/14/2015		400	437
Aguila S.A.
7.875% due 01/31/2018		1,000	1,035
Aleris International, Inc.
7.625% due 02/15/2018		12,000	12,555
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		8,000	8,000
Alliance Data Systems Corp.
5.250% due 12/01/2017		13,250	13,714
ALROSA Finance S.A.
7.750% due 11/03/2020		19,500	20,962
Altice Finco S.A.
9.875% due 12/15/2020		2,000	2,150
Altria Group, Inc.
9.250% due 08/06/2019		9,458	12,536
9.700% due 11/10/2018		4,426	5,888
America Movil S.A.B. de C.V.
4.375% due 07/16/2042		9,000	7,724
5.000% due 10/16/2019		1,100	1,196
5.000% due 03/30/2020		1,300	1,401
5.750% due 01/15/2015		2,000	2,135
6.375% due 03/01/2035		300	337
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,525	2,683
7.000% due 07/31/2019		1,455	1,532
10.375% due 01/02/2021		2,861	3,033
American Airlines, Inc.
7.500% due 03/15/2016 ^		6,200	7,238
American Tower Corp.
4.700% due 03/15/2022		9,218	9,309
7.000% due 10/15/2017		500	580
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,452
Amgen, Inc.
5.700% due 02/01/2019		300	345
5.850% due 06/01/2017		100	114
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,846
Anglo American Capital PLC
4.125% due 09/27/2022		31,500	29,790

AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		3,000	2,656
5.375% due 04/15/2020		5,500	5,147
6.500% due 04/15/2040		400	332
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	8,540
Arcelik A/S
5.000% due 04/03/2023		5,100	4,590
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,000	2,740
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	1,600	2,519
Ashland, Inc.
3.000% due 03/15/2016		$7,000	7,070
6.875% due 05/15/2043		2,900	2,973
Audatex North America, Inc.
6.750% due 06/15/2018		3,700	3,903
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,572	3,733
Axiata SPV Labuan Ltd.
5.375% due 04/28/2020		160	174
Baidu, Inc.
3.500% due 11/28/2022		5,100	4,580
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,028
Berry Petroleum Co.
10.250% due 06/01/2014		975	1,034
Berry Plastics Corp.
9.500% due 05/15/2018		9,700	10,597
9.750% due 01/15/2021		4,025	4,568
Bharat Petroleum Corp. Ltd.
4.625% due 10/25/2022		1,700	1,580
Biomet, Inc.
6.500% due 08/01/2020		1,500	1,553
Boston Scientific Corp.
4.500% due 01/15/2015		2,825	2,956
6.000% due 01/15/2020		2,300	2,606
Braskem Finance Ltd.
5.375% due 05/02/2022		13,200	12,606
5.750% due 04/15/2021		16,150	15,827
BRF S.A.
5.875% due 06/06/2022		750	772
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,000	5,362
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		3,500	3,483
Building Materials Corp. of America
6.750% due 05/01/2021		5,250	5,591
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		5,366	5,728
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		5,000	5,086
7.750% due 05/15/2019		8,300	10,026
CCO Holdings LLC
7.000% due 01/15/2019		100	107
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,800	2,975
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		5,100	5,857
China Resources Gas Group Ltd.
4.500% due 04/05/2022		700	687
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		4,000	4,060
7.750% due 05/15/2017		3,235	3,300
9.500% due 05/15/2016		3,450	3,618
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	600	835
Cielo S.A.
3.750% due 11/16/2022		$2,900	2,552
Cisco Systems, Inc.
5.500% due 02/22/2016		500	559
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		11,250	11,628
CNOOC Finance Ltd.
3.875% due 05/02/2022		19,100	18,467
Columbia University
6.875% due 12/15/2015		500	571
Columbus International, Inc.
11.500% due 11/20/2014		6,000	6,495
Comcast Corp.
5.300% due 01/15/2014		2,000	2,049
5.900% due 03/15/2016		2,900	3,266
6.500% due 01/15/2015		100	109
Community Health Systems, Inc.
5.125% due 08/15/2018		400	407

Con-way, Inc.
7.250% due 01/15/2018		5,000	5,686
Concho Resources, Inc.
7.000% due 01/15/2021		600	648
CONSOL Energy, Inc.
8.000% due 04/01/2017		11,600	12,267
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	2,000	2,713
8.500% due 07/15/2015		8,600	11,688
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025		$1,000	983
4.750% due 07/12/2022		3,877	4,149
6.000% due 07/12/2020		1,387	1,439
7.250% due 05/10/2021		1,022	1,195
9.000% due 01/08/2018		1,660	1,905
Continental Resources, Inc.
7.125% due 04/01/2021		1,400	1,547
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,900	855
9.250% due 06/30/2020 ^		5,100	2,295
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		1,050	1,261
CPI International, Inc.
8.000% due 02/15/2018		1,000	1,035
Crown Castle Towers LLC
4.883% due 08/15/2040		4,666	5,023
6.113% due 01/15/2020		8,000	9,189
CSC Holdings LLC
7.625% due 07/15/2018		1,400	1,586
7.875% due 02/15/2018		3,090	3,523
8.625% due 02/15/2019		5,700	6,612
CSN Islands Corp.
6.875% due 09/21/2019		18,590	18,869
9.750% due 12/16/2013		900	926
10.000% due 01/15/2015		4,300	4,708
CSN Resources S.A.
6.500% due 07/21/2020		4,850	4,747
CSX Corp.
5.600% due 05/01/2017		5,000	5,639
CVS Pass-Through Trust
5.773% due 01/10/2033		377	413
6.036% due 12/10/2028		495	559
6.943% due 01/10/2030		2,707	3,192
7.507% due 01/10/2032		3,064	3,781
Daimler Finance North America LLC
0.886% due 03/28/2014		1,600	1,605
Del Monte Corp.
7.625% due 02/15/2019		1,000	1,033
Dell, Inc.
5.650% due 04/15/2018		2,100	2,127
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		4,184	4,487
6.718% due 07/02/2024		83	90
7.750% due 06/17/2021		1,714	1,993
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		4,200	1,470
9.500% due 12/11/2019		2,650	928
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		8,000	8,351
Digicel Ltd.
8.250% due 09/01/2017		3,900	4,075
DISH DBS Corp.
5.000% due 03/15/2023		16,450	15,915
5.875% due 07/15/2022		650	663
7.000% due 10/01/2013		1,125	1,139
7.125% due 02/01/2016		3,340	3,632
7.875% due 09/01/2019		1,400	1,575
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,600	1,732
5.888% due 06/15/2019		9,247	10,102
DP World Ltd.
6.850% due 07/02/2037		4,000	4,150
Ecopetrol S.A.
7.625% due 07/23/2019		30,940	36,741
El Paso LLC
7.000% due 06/15/2017		3,650	3,985
7.750% due 01/15/2032		1,600	1,709
8.250% due 02/15/2016		10,984	12,245
12.000% due 12/12/2013		100	105
Embraer Overseas Ltd.
6.375% due 01/15/2020		700	774
Encana Corp.
6.500% due 05/15/2019		700	821
Energy Transfer Partners LP
9.700% due 03/15/2019		177	230

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,348
Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,200	1,348
8.375% due 08/01/2066		7,525	8,396
Equinix, Inc.
4.875% due 04/01/2020		8,700	8,569
ERAC USA Finance LLC
6.375% due 10/15/2017		1,000	1,162
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	1,600	2,322
Exide Technologies
8.625% due 02/01/2018 ^		$750	465
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,076
Fiat Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,417
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		$3,450	3,731
First Data Corp.
6.750% due 11/01/2020		17,200	17,587
8.250% due 01/15/2021		750	769
Flextronics International Ltd.
4.625% due 02/15/2020		3,700	3,607
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,332
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		4,600	4,669
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018		2,800	2,665
GenCorp, Inc.
7.125% due 03/15/2021		1,700	1,768
Geo Debt Finance S.C.A
7.500% due 08/01/2018	EUR	2,300	2,986
Georgia-Pacific LLC
5.400% due 11/01/2020		$4,900	5,470
7.250% due 06/01/2028		900	1,126
7.750% due 11/15/2029		5,100	6,597
8.000% due 01/15/2024		4,200	5,418
8.875% due 05/15/2031		9,050	12,684
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,100	5,406
Gerdau Trade, Inc.
5.750% due 01/30/2021		9,900	9,801
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		7,400	6,259
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	2,700	4,894
Grifols, Inc.
8.250% due 02/01/2018		$1,100	1,188
Grohe Holding GmbH
4.209% due 09/15/2017	EUR	800	1,039
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$8,500	9,265
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	400	535
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,229
HCA, Inc.
5.875% due 03/15/2022		12,000	12,345
6.375% due 01/15/2015		100	105
6.500% due 02/15/2020		24,572	26,645
6.750% due 07/15/2013		700	701
7.190% due 11/15/2015		1,800	1,949
7.250% due 09/15/2020		2,600	2,798
7.875% due 02/15/2020		3,600	3,886
8.500% due 04/15/2019		9,350	10,057
9.000% due 12/15/2014		130	142
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,523
8.125% due 04/15/2019		17,220	18,942
Health Management Associates, Inc.
6.125% due 04/15/2016		390	421
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	1,400	2,105
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015		600	859
7.500% due 10/31/2014		8,900	12,396
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$13,600	13,634
8.875% due 02/01/2018		6,075	6,227
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,400	3,835
7.625% due 04/09/2019		3,900	4,759
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,520	5,728

INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	8,421	11,001
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		$400	390
Jarden Corp.
6.125% due 11/15/2022		2,500	2,634
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		200	217
KazMunayGas National Co. JSC
6.375% due 04/09/2021		15,350	16,732
7.000% due 05/05/2020		6,500	7,378
8.375% due 07/02/2013		6,000	6,000
9.125% due 07/02/2018		6,000	7,207
11.750% due 01/23/2015		6,500	7,394
KB Home
8.000% due 03/15/2020		886	988
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,100	2,219
5.300% due 09/15/2020		10,300	11,449
Lafarge S.A.
6.625% due 11/29/2018	EUR	6,500	9,339
6.750% due 12/16/2019		3,600	5,211
Legrand France S.A.
8.500% due 02/15/2025		$75	94
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,235
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		3,500	3,769
Lynx Corp.
6.000% due 04/15/2021	GBP	17,800	26,979
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		$1,750	1,731
4.750% due 04/15/2023		2,250	2,146
MCE Finance Ltd.
5.000% due 02/15/2021		8,141	7,653
Merck & Co., Inc.
6.000% due 09/15/2017		130	152
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,900	3,190
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		1,300	1,342
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		5,000	5,250
Mondelez International, Inc.
6.500% due 08/11/2017		1,000	1,163
Mongolian Mining Corp.
8.875% due 03/29/2017		1,700	1,454
MultiPlan, Inc.
9.875% due 09/01/2018		1,500	1,639
Mylan, Inc.
6.000% due 11/15/2018		2,700	2,960
7.625% due 07/15/2017		1,550	1,717
7.875% due 07/15/2020		2,700	3,116
Nakilat, Inc.
6.067% due 12/31/2033		4,900	5,539
New Albertson’s, Inc.
6.570% due 02/23/2028		800	505
7.750% due 06/15/2026		2,250	1,786
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		7,780	6,716
Newfield Exploration Co.
5.750% due 01/30/2022		800	796
6.875% due 02/01/2020		4,800	4,968
7.125% due 05/15/2018		3,900	4,056
Nielsen Finance LLC
7.750% due 10/15/2018		500	540
Noble Group Ltd.
4.875% due 08/05/2015		1,300	1,350
6.625% due 08/05/2020		1,700	1,704
6.750% due 01/29/2020		2,565	2,616
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		948	1,012
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,779
Novelis, Inc.
8.375% due 12/15/2017		1,150	1,225
8.750% due 12/15/2020		21,825	23,516
OGX Austria GmbH
8.375% due 04/01/2022		12,200	3,660
8.500% due 06/01/2018		20,900	6,792
OI European Group BV
6.750% due 09/15/2020	EUR	1,300	1,879
Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,070
8.500% due 03/01/2020		900	978

OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,228	4,550
9.625% due 07/15/2017	EUR	1,543	2,154
PCCW-HKT Capital Ltd.
4.250% due 02/24/2016		$600	628
Pearson Dollar Finance PLC
5.700% due 06/01/2014		1,000	1,030
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	24,454
5.750% due 03/01/2018		$4,630	5,093
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		10,400	10,584
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,300
4.875% due 05/03/2022		370	355
Petrobras International Finance Co.
5.375% due 01/27/2021		35,600	35,929
5.875% due 03/01/2018		4,700	5,080
7.875% due 03/15/2019		19,320	22,429
Petrohawk Energy Corp.
7.250% due 08/15/2018		4,400	4,811
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		800	752
5.000% due 10/28/2015		5,600	4,942
5.250% due 04/12/2017		25,690	21,066
5.375% due 04/12/2027		23,445	14,301
5.500% due 04/12/2037		58,685	34,918
8.500% due 11/02/2017		39,100	35,923
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		4,695	4,965
9.750% due 08/14/2019		2,000	2,505
Petroliam Nasional Bhd.
7.750% due 08/15/2015		300	339
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		6,200	6,122
Pioneer Natural Resources Co.
6.650% due 03/15/2017		10,270	11,721
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		325	323
Plains Exploration & Production Co.
6.625% due 05/01/2021		3,600	3,814
Polymer Group, Inc.
7.750% due 02/01/2019		300	314
Post Holdings, Inc.
7.375% due 02/15/2022		150	161
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,782
8.500% due 06/15/2019		6,661	8,479
QGOG Constellation S.A.
6.250% due 11/09/2019		9,000	8,842
Quebecor Media, Inc.
7.750% due 03/15/2016		1,520	1,549
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		2,000	1,230
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,442
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,600	7,483
5.400% due 02/14/2022		3,500	3,560
Reliance Steel & Aluminum Co.
4.500% due 04/15/2023		500	475
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		19,400	19,594
6.875% due 02/15/2021		1,500	1,579
7.125% due 04/15/2019		5,300	5,625
7.875% due 08/15/2019		900	986
Rhodia S.A.
6.875% due 09/15/2020		2,300	2,581
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	213
Rockies Express Pipeline LLC
3.900% due 04/15/2015		4,000	3,980
5.625% due 04/15/2020		31,440	27,353
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,304
Russian Railways via RZD Capital PLC
5.700% due 04/05/2022		3,500	3,636
5.739% due 04/03/2017		9,800	10,412
7.487% due 03/25/2031	GBP	1,000	1,627
SABIC Capital BV
3.000% due 11/02/2015		$25,650	26,581
SCF Capital Ltd.
5.375% due 10/27/2017		2,500	2,438
Scientific Games International, Inc.
9.250% due 06/15/2019		900	979

Sealed Air Corp.
6.500% due 12/01/2020		1,300	1,378
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		18,000	17,100
6.700% due 10/25/2017		1,000	1,033
Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019		1,000	1,145
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		17,200	16,732
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	5,600	6,943
7.750% due 11/15/2019		6,400	8,966
Southern Copper Corp.
5.250% due 11/08/2042		$15,500	12,809
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		150	188
Southwestern Energy Co.
4.100% due 03/15/2022		12,300	12,263
7.500% due 02/01/2018		5,000	5,933
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,800	4,180
Spirit Issuer PLC
5.472% due 12/28/2034	GBP	2,500	3,308
6.582% due 12/28/2027		2,273	3,431
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,085
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,558
Telefonica Emisiones S.A.U.
6.221% due 07/03/2017		1,200	1,311
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	2,200	2,892
6.375% due 11/15/2020		1,200	1,606
6.625% due 02/15/2021		1,500	2,004
6.750% due 08/15/2024		5,000	6,625
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,600	5,236
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		237	243
Tesco PLC
5.500% due 11/15/2017		9,475	10,660
Thai Oil PCL
3.625% due 01/23/2023		1,100	1,008
Tomkins LLC
9.000% due 10/01/2018		1,947	2,132
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,580
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	633
U.S. Airways Pass-Through Trust
4.625% due 12/03/2026		2,000	1,980
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		596	240
UAL Pass-Through Trust
7.336% due 01/02/2021		375	386
9.750% due 07/15/2018		7,183	8,261
10.400% due 05/01/2018		1,096	1,260
United Rentals North America, Inc.
8.250% due 02/01/2021		4,200	4,620
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,700	5,919
8.125% due 12/01/2017		77	106
UPC Holding BV
8.375% due 08/15/2020		14,000	19,490
UPCB Finance Ltd.
6.375% due 07/01/2020		9,950	13,259
6.875% due 01/15/2022		$1,000	1,040
7.625% due 01/15/2020	EUR	4,000	5,519
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	414
9.500% due 01/21/2020 ^		1,300	299
USG Corp.
9.750% due 01/15/2018		400	456
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,400	1,470
Vale Overseas Ltd.
4.375% due 01/11/2022		500	477
4.625% due 09/15/2020		6,200	6,152
6.875% due 11/10/2039		1,500	1,523
8.250% due 01/17/2034		2,925	3,452
Valeant Pharmaceuticals International
6.500% due 07/15/2016		3,600	3,726
6.750% due 08/15/2021		10,375	10,440
6.875% due 12/01/2018		5,300	5,459
7.000% due 10/01/2020		14,600	14,965

Valero Energy Corp.
6.125% due 06/15/2017		230	264
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,700	5,005
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,000	4,190
7.748% due 02/02/2021		4,900	5,237
9.125% due 04/30/2018		900	1,028
Volkswagen International Finance NV
0.873% due 09/22/2013		300	300
1.022% due 03/21/2014		700	703
4.000% due 08/12/2020		4,800	5,086
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	810
11.750% due 07/15/2017		1,250	1,306
Windstream Corp.
7.750% due 10/15/2020		1,300	1,352
7.875% due 11/01/2017		2,900	3,197
8.125% due 08/01/2013		400	402
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,100	4,573
Xerox Corp.
6.400% due 03/15/2016		800	891
Yanlord Land Group Ltd.
10.625% due 03/29/2018		3,600	3,798
Yellowstone Energy LP
5.750% due 12/31/2026		4,000	3,825
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019		4,000	4,030
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	12,400	17,290
Ziggo Finance BV
6.125% due 11/15/2017		9,000	12,198

			1,840,044

UTILITIES 8.6%
AES Corp.
8.000% due 10/15/2017		$100	113
8.000% due 06/01/2020		6,700	7,671
AES Panama S.A.
6.350% due 12/21/2016		200	218
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		500	514
7.700% due 08/07/2013		2,100	2,107
8.700% due 08/07/2018		15,800	18,664
Ameren Illinois Co.
6.250% due 04/01/2018		1,400	1,644
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		400	400
Beaver Valley Funding
9.000% due 06/01/2017		45	46
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,231
4.750% due 03/10/2019		200	222
5.250% due 11/07/2013		2,000	2,033
British Telecommunications PLC
8.500% due 12/07/2016	GBP	2,576	4,737
Calpine Corp.
7.250% due 10/15/2017		$4,680	4,902
7.875% due 07/31/2020		1,800	1,962
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		14,210	14,920
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,412
CMS Energy Corp.
4.250% due 09/30/2015		1,400	1,485
5.050% due 02/15/2018		3,000	3,335
6.250% due 02/01/2020		2,100	2,442
Colbun S.A.
6.000% due 01/21/2020		2,300	2,461
Duke Energy Corp.
5.050% due 09/15/2019		250	280
Duke Energy Progress, Inc.
5.125% due 09/15/2013		750	757
E.CL S.A.
5.625% due 01/15/2021		3,500	3,650
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		4,500	4,590
10.000% due 12/01/2020		3,000	3,293
Entergy Corp.
3.625% due 09/15/2015		1,800	1,866
EP Energy LLC
7.750% due 09/01/2022		2,300	2,473
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		368	388

FirstEnergy Corp.
7.375% due 11/15/2031		18,290	19,352
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	110
France Telecom S.A.
4.375% due 07/08/2014		200	206
Frontier Communications Corp.
7.000% due 11/01/2025		400	396
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	7,293
6.212% due 11/22/2016		9,050	9,814
6.510% due 03/07/2022		1,300	1,381
7.288% due 08/16/2037		500	538
7.510% due 07/31/2013		1,350	1,358
8.625% due 04/28/2034		7,540	8,973
9.250% due 04/23/2019		20,550	24,865
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		10,000	10,589
Intergas Finance BV
6.375% due 05/14/2017		3,700	4,020
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		2,200	2,345
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		9,200	9,899
6.000% due 01/15/2018		100	105
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,589
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		$1,300	1,270
Korea Electric Power Corp.
3.000% due 10/05/2015		700	722
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,400	1,446
6.250% due 06/17/2014		3,185	3,332
LG&E and KU Energy LLC
3.750% due 11/15/2020		11,350	11,599
Linn Energy LLC
7.750% due 02/01/2021		1,900	1,914
Majapahit Holding BV
7.250% due 06/28/2017		1,600	1,772
7.750% due 10/17/2016		700	778
7.750% due 01/20/2020		6,610	7,271
8.000% due 08/07/2019		6,900	7,797
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		5,700	5,821
Midwest Generation LLC
8.560% due 01/02/2016 ^		278	261
Nevada Power Co.
5.875% due 01/15/2015		450	482
6.500% due 05/15/2018		6,050	7,224
6.750% due 07/01/2037		25	32
NGPL PipeCo LLC
7.119% due 12/15/2017		15,400	15,015
9.625% due 06/01/2019		12,400	12,896
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		7,000	6,440
6.604% due 02/03/2021		12,500	13,500
NRG Energy, Inc.
8.250% due 09/01/2020		6,100	6,603
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		8,930	9,064
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	563
Petroleos Mexicanos
5.500% due 01/21/2021		12,300	13,161
5.500% due 06/27/2044		36,300	32,761
6.500% due 06/02/2041		150	156
8.000% due 05/03/2019		18,540	22,526
PSEG Power LLC
5.320% due 09/15/2016		1,290	1,432
5.500% due 12/01/2015		900	991
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	5,606
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	939
4.750% due 02/16/2021		8,200	8,542
5.000% due 10/19/2025		4,200	4,284
6.500% due 06/10/2014		500	523
Qwest Corp.
6.500% due 06/01/2017		1,300	1,472
7.250% due 09/15/2025		3,250	3,639
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		3,168	3,422
5.500% due 09/30/2014		600	629
5.832% due 09/30/2016		873	929
5.838% due 09/30/2027		1,370	1,555

6.332% due 09/30/2027		500	587
6.750% due 09/30/2019		3,750	4,406
Red Oak Power LLC
8.540% due 11/30/2019		1,664	1,755
9.200% due 11/30/2029		150	160
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		7,800	7,702
4.199% due 03/06/2022		8,300	7,711
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,926
6.750% due 07/01/2037		25	32
Southern California Edison Co.
5.000% due 01/15/2014		100	102
Sprint Nextel Corp.
6.000% due 12/01/2016		14,375	15,202
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	10,777
Tenaska Alabama Partners LP
7.000% due 06/30/2021		$119	128
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,800	11,772
7.250% due 02/02/2020		7,700	8,653
7.500% due 07/18/2016		19,550	21,774
7.875% due 03/13/2018		16,510	18,862
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	100	132
tw telecom Holdings, Inc.
8.000% due 03/01/2018		$13,775	14,670
Verizon Communications, Inc.
5.550% due 02/15/2016		400	443
8.750% due 11/01/2018		975	1,272
VimpelCom Holdings BV
5.200% due 02/13/2019		6,800	6,664
5.950% due 02/13/2023		20,200	18,988
Vodafone Group PLC
4.150% due 06/10/2014		250	258
5.625% due 02/27/2017		800	890

			572,884

Total Corporate Bonds & Notes (Cost $3,949,917)			3,976,058

MUNICIPAL BONDS & NOTES 5.6%
CALIFORNIA 2.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,000	2,339
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		12,200	15,133
7.043% due 04/01/2050		11,545	14,717
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052		4,000	4,016
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		5,100	6,586
7.550% due 04/01/2039		1,300	1,742
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		43,350	58,750
7.700% due 11/01/2030		2,500	3,013
7.950% due 03/01/2036		1,400	1,663
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2024		3,000	3,431
5.000% due 09/01/2028		1,755	1,854
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		2,000	2,152
California State Public Works Board Revenue Bonds, Series 2011
5.125% due 10/01/2031		3,000	3,202
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028		9,300	9,050
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		5,400	5,573
5.000% due 06/01/2038		3,500	3,605
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		980	827
5.125% due 06/01/2047		100	77
5.750% due 06/01/2047		4,350	3,687
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		900	1,106
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		4,100	4,589
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		2,200	2,628
7.618% due 08/01/2040		3,100	3,810
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		6,200	6,679
5.813% due 06/01/2040		5,800	6,362

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,000	1,185
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	469
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	1,704	1,876
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	2,550	3,250
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
7.021% due 08/01/2040	600	671
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	3,800	4,777
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,300	2,549
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,486
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	985	910
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	650	539
5.125% due 06/01/2046	300	244
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	900	1,001
6.296% due 05/15/2050	600	669
6.398% due 05/15/2031	1,000	1,140
6.548% due 05/15/2048	2,000	2,390

		189,747

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2027	2,495	2,825
5.000% due 12/01/2029	11,000	12,229

		15,054

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	300	373
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	119

		492

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	2,150	2,645

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,830	1,758

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	750	877
Kentucky State Property & Building Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	527

		1,404

MASSACHUSETTS 0.2%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
1.861% due 07/01/2020	900	903
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2028	3,000	3,341
5.000% due 08/15/2030	2,700	2,963
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	3,750	4,281

		11,488

NEW JERSEY 0.3%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	21,960	17,551

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	510	565
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	3,000	3,620
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	4,400	4,837

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038	10,000	10,593
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	200	215
5.790% due 06/15/2041	6,000	6,623
5.882% due 06/15/2044	1,100	1,259
6.282% due 06/15/2042	900	1,027
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2032	1,000	1,082
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,099
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,126
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	2,000	2,138
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	13,000	14,291
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	400	430

		52,905

NORTH CAROLINA 0.0%
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	1,800	2,037

OHIO 0.7%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	2,700	2,843
7.834% due 02/15/2041	1,000	1,272
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,700	9,555
5.875% due 06/01/2030	5,900	5,004
5.875% due 06/01/2047	21,100	17,076
6.000% due 06/01/2042	11,825	9,897
6.500% due 06/01/2047	500	442
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,500	1,415

		47,504

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	125
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,265
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	1,950

		3,340

TEXAS 0.2%
Dallas, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2024	3,800	4,355
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	5,400	5,514

		9,869

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,625	20,393

Total Municipal Bonds & Notes (Cost $362,539)		376,187

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
0.643% due 10/18/2030	6	6
0.693% due 03/25/2017	17	17
1.374% due 03/01/2044	63	66
2.790% due 07/01/2022	985	973
2.810% due 06/01/2022	1,970	1,952
3.500% due 07/01/2043	3,300	3,349
4.000% due 04/01/2039 - 08/01/2043	62,565	65,264
4.452% due 12/01/2036	103	109
4.457% due 09/25/2040 (a)	1,200	203
5.000% due 11/01/2035	217	234
5.500% due 01/01/2025 - 08/01/2043	70,970	77,140
5.607% due 09/25/2037 (a)	4,561	563
6.500% due 06/25/2028	113	122
6.850% due 12/18/2027	91	104
Farm Credit Bank
7.561% due 12/15/2013 (e)	500	501
Freddie Mac
0.625% due 12/29/2014 (l)	20,000	20,098

0.693% due 09/15/2030	23	23
1.374% due 10/25/2044 - 02/25/2045	167	168
1.574% due 07/25/2044	251	258
2.362% due 05/01/2023	8	8
5.500% due 09/15/2017 - 07/01/2038	272	290
6.500% due 07/25/2043	11	13
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	72	75
1.750% due 05/20/2026 - 07/20/2026	46	47
6.112% due 09/16/2042	2,845	3,161
9.250% due 12/20/2019 - 06/20/2021	9	10
New Valley Generation
7.299% due 03/15/2019	509	595
Small Business Administration
4.340% due 03/01/2024	128	138
4.504% due 02/10/2014	9	10
5.080% due 11/01/2022	300	328
5.130% due 09/01/2023	22	24
6.900% due 12/01/2020	208	231
7.150% due 03/01/2017	75	81
7.190% due 12/01/2019	76	84
7.300% due 05/01/2017	39	42
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,110

Total U.S. Government Agencies (Cost $178,196)		177,397

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Inflation Protected Securities (d)
2.125% due 02/15/2041	35,573	43,292
3.625% due 04/15/2028	11,502	15,960
U.S. Treasury Notes
1.375% due 02/28/2019 (h)(i)(l)(n)	105,600	104,404
1.625% due 11/15/2022	2,000	1,866
2.000% due 11/15/2021 (l)(n)	26,700	26,224
2.000% due 02/15/2022 (l)(n)	27,800	27,177
2.000% due 02/15/2023	2,500	2,404

Total U.S. Treasury Obligations (Cost $222,501)		221,327

MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust
2.731% due 01/25/2035	3,297	3,249
3.008% due 11/25/2035	1,615	1,622
5.020% due 01/25/2036	911	841
American General Mortgage Loan Trust
5.150% due 03/25/2058	650	656
American Home Mortgage Assets Trust
0.383% due 05/25/2046	507	351
0.403% due 10/25/2046	1,309	864
American Home Mortgage Investment Trust
2.164% due 12/25/2035	1,567	1,111
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,487
5.935% due 02/10/2051	10,000	11,341
Banc of America Funding Corp.
0.695% due 06/26/2035	5,450	5,078
0.695% due 07/26/2036	805	772
2.872% due 03/20/2036	233	205
3.061% due 09/20/2035	292	238
5.500% due 01/25/2036	749	762
6.000% due 07/25/2037 ^	972	749
Banc of America Large Loan Trust
2.493% due 11/15/2015	10,903	10,938
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^	81	68
3.172% due 11/20/2046 ^	5,801	4,552
4.871% due 11/25/2034	123	120
5.500% due 12/25/2020	250	260
5.500% due 11/25/2035	413	411
6.000% due 10/25/2036 ^	654	577
Bear Stearns Adjustable Rate Mortgage Trust
2.469% due 02/25/2036 ^	1,662	1,091
2.600% due 03/25/2035	4,760	4,712
2.677% due 02/25/2033	10	11
2.845% due 01/25/2035	55	51
2.878% due 05/25/2047 ^	15	12
2.895% due 08/25/2035	2,967	2,626
2.959% due 02/25/2033	13	11
3.071% due 01/25/2034	6	6
3.082% due 01/25/2034	23	23
5.147% due 01/25/2035	1,580	1,563
Bear Stearns Alt-A Trust
2.594% due 08/25/2036 ^	538	215
2.709% due 05/25/2035	251	250
2.778% due 03/25/2036 ^	611	403

2.864% due 09/25/2035		1,697	1,398
4.689% due 11/25/2036 ^		398	319
Bear Stearns Commercial Mortgage Securities Trust
5.296% due 10/12/2042		200	216
Chase Mortgage Finance Trust
5.500% due 11/25/2035		1,718	1,724
5.500% due 07/25/2037		3,968	3,662
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		194	189
2.570% due 10/25/2035		1,193	1,150
2.641% due 05/25/2035		1,574	1,543
2.703% due 08/25/2035		304	166
2.823% due 03/25/2034		72	72
3.027% due 09/25/2037 ^		1,407	1,123
5.139% due 09/25/2037 ^		941	782
5.466% due 04/25/2037		1,100	953
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		2,310	1,937
6.000% due 06/25/2037		287	241
Countrywide Alternative Loan Trust
0.387% due 12/20/2046		3,062	2,038
0.402% due 07/20/2046 ^		1,405	789
0.423% due 08/25/2046		109	11
0.472% due 09/20/2046		513	91
0.527% due 11/20/2035		471	344
1.173% due 12/25/2035		435	311
2.905% due 02/25/2037 ^		2,773	2,321
4.791% due 10/25/2035 ^		231	188
5.500% due 11/25/2035 ^		2,596	2,210
5.500% due 12/25/2035		1,833	1,583
5.500% due 01/25/2036		758	661
5.750% due 02/25/2035		1,684	1,581
5.750% due 03/25/2037 ^		375	292
6.000% due 10/25/2032		1	1
6.000% due 02/25/2037 ^		2,110	1,586
6.000% due 02/25/2037		891	639
6.250% due 11/25/2036 ^		2,969	2,504
6.250% due 12/25/2036 ^		1,307	1,037
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035		195	161
0.493% due 04/25/2046 ^		237	40
0.533% due 06/25/2035		351	318
2.699% due 07/20/2034		598	579
2.868% due 10/19/2032		6	4
2.873% due 04/20/2035		518	523
3.150% due 02/25/2034		796	767
5.000% due 04/25/2035		520	519
5.500% due 01/25/2035		988	1,029
5.500% due 09/25/2035		1,538	1,497
5.500% due 12/25/2035 ^		1,387	1,254
6.000% due 05/25/2036 ^		625	568
6.000% due 01/25/2037		13,717	12,593
Credit Suisse First Boston Mortgage Securities Corp.
2.341% due 06/25/2033		558	542
6.000% due 01/25/2036		2,436	1,803
Credit Suisse Mortgage Capital Certificates
2.628% due 02/26/2036		1,840	1,730
2.753% due 09/26/2047		1,999	2,033
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		500	539
5.954% due 09/15/2039		10,000	11,192
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		680	460
Deutsche ALT-A Securities, Inc.
0.373% due 06/25/2037		3,259	2,467
4.937% due 10/25/2035		291	251
5.500% due 12/25/2035 ^		553	470
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		451	291
EMF-NL
1.010% due 04/17/2041	EUR	1,930	2,196
First Horizon Asset Securities, Inc.
5.166% due 02/25/2036		$890	852
First Horizon Mortgage Pass-Through Trust
2.545% due 02/25/2035		978	975
5.750% due 02/25/2036		873	872
5.750% due 05/25/2037 ^		2,943	2,589
General Electric Capital Assurance Co.
5.254% due 05/12/2035		271	285
GMAC Mortgage Corp. Loan Trust
3.610% due 11/19/2035		413	381
3.898% due 04/19/2036		182	152
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045		80	66
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		767	756

GS Mortgage Securities Trust
1.103% due 03/06/2020		739	741
GSR Mortgage Loan Trust
2.298% due 06/25/2034		261	257
2.654% due 11/25/2035		3,629	3,475
2.679% due 09/25/2035		204	203
2.796% due 01/25/2036 ^		362	323
2.800% due 05/25/2034		1,094	1,075
2.816% due 05/25/2035		1,069	960
3.011% due 11/25/2035		249	211
6.000% due 02/25/2036 ^		5,648	5,137
6.000% due 03/25/2037		980	895
6.000% due 05/25/2037		415	389
Harborview Mortgage Loan Trust
0.382% due 09/19/2037		1,138	855
0.382% due 01/19/2038		1,485	1,202
5.366% due 06/19/2036 ^		392	280
HomeBanc Mortgage Trust
0.453% due 01/25/2036		987	812
5.464% due 04/25/2037 ^		341	267
IndyMac Mortgage Loan Trust
0.433% due 07/25/2035		116	101
0.463% due 06/25/2037 ^		392	118
2.506% due 07/25/2037		226	137
2.911% due 08/25/2036		152	102
2.958% due 06/25/2036		800	579
JPMorgan Alternative Loan Trust
0.303% due 09/25/2036 ^		1,752	1,257
0.333% due 03/25/2037		1,765	1,033
JPMorgan Chase Commercial Mortgage Securities Trust
0.568% due 07/15/2019		215	209
2.093% due 11/15/2028		2,007	2,010
JPMorgan Mortgage Trust
2.240% due 07/27/2037		3,083	2,651
2.854% due 07/25/2035		248	243
2.897% due 04/25/2035		3,500	3,391
3.010% due 08/25/2035 ^		1,494	1,380
5.246% due 06/25/2037		5,502	4,779
5.263% due 07/25/2035		426	438
5.263% due 04/25/2036		235	205
5.750% due 01/25/2036		791	721
JPMorgan Resecuritization Trust
0.695% due 06/26/2036		1,586	1,563
0.695% due 03/26/2037		2,132	2,028
LB Mortgage Trust
8.516% due 01/20/2017		53	54
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,876
5.424% due 02/15/2040		740	826
5.866% due 09/15/2045		672	752
Lehman XS Trust
0.353% due 03/25/2047		1,215	800
0.373% due 07/25/2037		1,142	777
MASTR Adjustable Rate Mortgages Trust
0.433% due 05/25/2037		262	176
0.533% due 05/25/2047 ^		460	148
0.910% due 01/25/2047 ^		1,749	1,056
2.691% due 08/25/2034		90	90
2.720% due 11/25/2033		54	54
MASTR Alternative Loan Trust
0.593% due 03/25/2036		709	151
Merrill Lynch Alternative Note Asset Trust
2.854% due 06/25/2037 ^		347	223
Merrill Lynch Floating Trust
0.731% due 07/09/2021		1,800	1,763
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		3,489	3,030
1.664% due 10/25/2035		1,821	1,767
3.010% due 05/25/2034		662	640
5.003% due 12/25/2035		3,759	3,483
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	844
6.093% due 08/12/2049		300	341
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,200	1,342
5.763% due 04/12/2049		805	808
6.090% due 06/11/2049		3,400	3,840
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		99	90
2.429% due 07/25/2035		6,891	6,332
2.605% due 11/25/2037		1,999	1,519
6.000% due 10/25/2037 ^		10,057	7,837
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		327	329
Opera Finance PLC
0.428% due 10/20/2014	EUR	841	1,086

Prime Mortgage Trust
0.693% due 02/25/2035	$1,201	1,091
RBSGC Structured Trust
5.500% due 11/25/2035	5,007	4,250
RBSSP Resecuritization Trust
0.513% due 03/26/2037	3,033	2,838
0.695% due 09/26/2034	936	905
0.695% due 03/26/2036	1,226	1,200
0.695% due 04/26/2037	934	881
Residential Accredit Loans, Inc. Trust
0.293% due 05/25/2037	880	613
0.383% due 07/25/2036	414	291
0.393% due 12/25/2046 ^	521	201
0.423% due 05/25/2037 ^	461	119
3.113% due 03/25/2035 ^	948	749
3.269% due 02/25/2035	281	221
3.726% due 02/25/2036 ^	244	162
6.500% due 07/25/2036	1,186	952
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^	1,578	718
6.000% due 02/25/2036	747	594
6.250% due 09/25/2037	3,183	2,268
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^	461	367
3.370% due 02/25/2036 ^	1,271	1,089
6.000% due 10/25/2036	1,649	1,502
Salomon Brothers Mortgage Securities, Inc.
0.693% due 05/25/2032	29	27
Structured Adjustable Rate Mortgage Loan Trust
0.393% due 04/25/2047	1,780	1,193
2.608% due 01/25/2035	689	634
2.610% due 01/25/2036 ^	29	27
2.648% due 09/25/2035	6,841	6,451
4.416% due 09/25/2036 ^	2,789	1,658
5.189% due 03/25/2036 ^	228	189
Structured Asset Mortgage Investments Trust
0.413% due 05/25/2036	2,342	1,603
0.453% due 05/25/2046 ^	190	26
0.852% due 09/19/2032	74	71
Structured Asset Securities Corp.
2.243% due 07/25/2032	3	3
2.473% due 06/25/2033	685	673
5.500% due 12/25/2034	772	780
6.000% due 11/25/2034	1,050	1,057
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	2,994	2,970
Wachovia Mortgage Loan Trust LLC
2.637% due 08/20/2035	2,081	1,918
5.381% due 10/20/2035	260	255
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045	2,001	1,791
0.463% due 12/25/2045	1,775	1,577
0.513% due 08/25/2045	1,669	1,508
0.869% due 02/25/2047	1,242	930
0.919% due 06/25/2047	426	102
0.979% due 12/25/2046	574	507
1.049% due 10/25/2046	2,232	1,672
1.169% due 08/25/2046	5,241	4,293
1.174% due 02/25/2046	772	697
1.368% due 11/25/2042	5	5
1.568% due 06/25/2042	9	8
1.568% due 08/25/2042	11	10
2.220% due 02/27/2034	84	86
2.444% due 10/25/2035	15	15
2.470% due 07/25/2046	1,558	1,440
2.470% due 10/25/2046	432	386
2.553% due 02/25/2037 ^	1,043	864
2.658% due 09/25/2036 ^	909	741
4.534% due 12/25/2036 ^	1,118	949
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.433% due 01/25/2047 ^	1,212	701
0.934% due 04/25/2047 ^	139	4
0.939% due 04/25/2047	520	109
1.009% due 05/25/2047 ^	466	44
Washington Mutual MSC Mortgage Pass-Through Certificates
2.190% due 02/25/2033	3	3
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 07/25/2037	477	372
2.493% due 09/25/2033	248	249
2.605% due 05/25/2036 ^	806	738
2.613% due 07/25/2036 ^	416	368
2.624% due 12/25/2034	378	374
2.636% due 06/25/2035	1,383	1,369
2.639% due 04/25/2036	197	179
2.641% due 03/25/2036	3,125	3,035
2.649% due 10/25/2035	1,304	1,229

2.694% due 07/25/2036 ^		1,111	985
2.726% due 04/25/2035		336	336
5.500% due 03/25/2036		4,462	4,628
5.750% due 05/25/2036		2,146	2,133
5.980% due 11/25/2037 ^		3,141	2,765
6.000% due 04/25/2037		2,149	2,052

Total Mortgage-Backed Securities (Cost $287,843)			304,503

ASSET-BACKED SECURITIES 2.0%
Accredited Mortgage Loan Trust
0.323% due 02/25/2037		1,689	1,521
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	815
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		284	291
7.001% due 09/20/2022		8,700	8,981
Argent Securities Trust
0.463% due 05/25/2036		806	294
Asset-Backed Funding Certificates Trust
0.353% due 01/25/2037		1,207	652
0.413% due 01/25/2037		5,167	2,817
Avoca CLO PLC
0.575% due 09/15/2021	EUR	5,685	7,279
Bear Stearns Asset-Backed Securities Trust
0.303% due 02/25/2037		$868	762
0.513% due 08/25/2036		7,017	6,922
0.683% due 09/25/2035		1,000	675
0.993% due 10/27/2032		36	33
1.193% due 10/25/2037		415	358
1.443% due 08/25/2037		2,157	1,752
Carrington Mortgage Loan Trust
0.653% due 06/25/2035		1,500	1,298
CIT Education Loan Trust
0.393% due 03/15/2026		3,500	3,445
Citigroup Mortgage Loan Trust, Inc.
0.443% due 08/25/2036		3,000	1,374
Countrywide Asset-Backed Certificates
0.343% due 02/25/2037		2,575	2,281
0.363% due 06/25/2047		2,000	1,590
0.373% due 07/25/2036		914	887
0.373% due 06/25/2047		2,000	1,553
0.443% due 04/25/2036		965	937
0.543% due 04/25/2036		1,000	937
0.578% due 11/25/2035		1,216	1,113
5.195% due 04/25/2036		2,029	1,765
5.585% due 10/25/2046		3,690	3,374
5.595% due 08/25/2035		1,000	828
5.668% due 07/25/2036		1,300	1,100
Credit-Based Asset Servicing and Securitization LLC
4.522% due 03/25/2037 ^		11	6
Denver Arena Trust
6.940% due 11/15/2019		82	84
EFS Volunteer LLC
1.073% due 07/26/2027		25,058	25,075
Fieldstone Mortgage Investment Trust
0.353% due 11/25/2036		1,848	958
First Franklin Mortgage Loan Trust
0.303% due 11/25/2036		108	107
0.433% due 10/25/2036		2,000	1,180
1.043% due 07/25/2034		1,000	798
Franklin CLO Ltd.
0.533% due 06/15/2018		5,279	5,195
GSAA Home Equity Trust
0.363% due 09/25/2036		2,050	1,002
0.493% due 03/25/2037		472	279
0.493% due 05/25/2047		563	371
GSAMP Trust
0.343% due 08/25/2036		1,585	984
Home Equity Asset Trust
0.473% due 08/25/2036		1,000	712
Home Equity Mortgage Loan Asset-Backed Trust
0.433% due 11/25/2036		2,000	1,063
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	735
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047		125	117
0.340% due 07/25/2036		1,880	869
Lehman XS Trust
0.423% due 06/25/2046 ^		71	3
Long Beach Mortgage Loan Trust
0.573% due 08/25/2045		1,000	866
Merrill Lynch Mortgage Investors Trust
0.263% due 04/25/2047		2,270	1,149
0.453% due 03/25/2037		2,500	1,259
0.503% due 12/25/2036		3,300	2,686
0.513% due 03/25/2037		1,000	511

Morgan Stanley ABS Capital, Inc.
0.283% due 01/25/2037		941	499
0.293% due 09/25/2036		11	8
0.333% due 10/25/2036		3,295	1,718
0.413% due 10/25/2036		1,997	1,054
Morgan Stanley Mortgage Loan Trust
0.553% due 04/25/2037		433	221
5.726% due 10/25/2036 ^		387	239
Moselle CLO S.A.
0.460% due 01/06/2020	EUR	2,063	2,662
Nelnet Student Loan Trust
0.993% due 12/27/2039		$2,546	2,548
New Century Home Equity Loan Trust
0.473% due 10/25/2035		795	773
0.523% due 02/25/2036		1,400	1,151
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.573% due 12/25/2035		2,000	1,601
RAAC Series
0.363% due 11/25/2036		990	980
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		981	548
Residential Asset Mortgage Products Trust
0.473% due 05/25/2037		2,470	1,962
Residential Asset Securities Corp. Trust
0.343% due 08/25/2036		1,330	1,232
0.353% due 06/25/2036		1,391	1,281
0.643% due 09/25/2035		2,000	1,890
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		256	75
SG Mortgage Securities Trust
0.403% due 10/25/2036		2,000	1,030
SLM Student Loan Trust
1.593% due 08/15/2025		4,148	4,193
Soundview Home Loan Trust
0.453% due 02/25/2037		1,897	881
Specialty Underwriting & Residential Finance Trust
0.493% due 12/25/2036		1,500	984
Structured Asset Investment Loan Trust
0.343% due 09/25/2036		699	498
0.353% due 05/25/2036		1,182	887
Structured Asset Securities Corp.
1.694% due 04/25/2035		264	247
Venture CDO Ltd.
0.506% due 01/20/2022		2,200	2,138

Total Asset-Backed Securities (Cost $129,013)			132,943

SOVEREIGN ISSUES 9.1%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	25,700	30,286
4.000% due 08/20/2020		25,700	43,209
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	16,700	22,267
4.305% due 03/06/2014		12,400	16,403
Bahrain Government International Bond
5.500% due 03/31/2020		$6,700	6,792
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,600	3,512
5.500% due 07/12/2020		$400	415
6.369% due 06/16/2018		1,000	1,090
6.500% due 06/10/2019		1,000	1,095
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		770	839
Brazil Government International Bond
8.250% due 01/20/2034		800	1,064
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	26,700	29,463
10.000% due 01/01/2014		10,413	4,687
10.000% due 01/01/2017		37,919	16,635
10.000% due 01/01/2021		12,670	5,426
10.000% due 01/01/2023		1,550	658
Colombia Government International Bond
8.125% due 05/21/2024		$6,500	8,645
10.375% due 01/28/2033		275	428
11.750% due 02/25/2020		725	1,073
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,766
9.995% due 08/01/2020		500	665
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,202
5.250% due 07/29/2014		6,625	6,903
Guatemala Government Bond
9.250% due 08/01/2013		1,845	1,849
Hong Kong SAR Government Bond
5.125% due 08/01/2014		750	784

Indonesia Government International Bond
5.875% due 03/13/2020		24,600	26,752
6.625% due 05/15/2033	IDR	41,760,000	3,708
6.625% due 02/17/2037		$4,000	4,375
6.750% due 03/10/2014		5,800	5,988
6.875% due 03/09/2017		11,300	12,613
6.875% due 01/17/2018		4,500	5,074
7.000% due 05/15/2027	IDR	65,103,000	6,189
7.250% due 04/20/2015		$500	542
7.500% due 01/15/2016		100	110
8.250% due 06/15/2032	IDR	761,000	80
8.500% due 10/12/2035		$3,800	5,026
9.500% due 07/15/2031	IDR	134,940,000	15,758
10.000% due 02/15/2028		2,786,000	337
11.625% due 03/04/2019		$6,900	9,418
Kommunalbanken A/S
2.375% due 01/19/2016		1,700	1,767
Korea Housing Finance Corp.
4.125% due 12/15/2015		3,800	4,018
Mexico Government International Bond
6.050% due 01/11/2040		300	329
6.750% due 09/27/2034		3,900	4,622
7.250% due 12/15/2016	MXN	58,200	4,850
8.300% due 08/15/2031		$200	274
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	17,400	19,697
Panama Government International Bond
6.700% due 01/26/2036		$100	117
7.125% due 01/29/2026		1,000	1,230
7.250% due 03/15/2015		10,225	11,196
8.875% due 09/30/2027		2,700	3,746
Peru Government International Bond
7.125% due 03/30/2019		500	608
7.350% due 07/21/2025		8,300	10,665
8.375% due 05/03/2016		4,000	4,672
8.750% due 11/21/2033		6,600	9,636
Philippines Government International Bond
5.000% due 01/13/2037 (i)		1,700	1,817
6.500% due 01/20/2020		2,100	2,538
Poland Government International Bond
6.375% due 07/15/2019		250	292
Qatar Government International Bond
4.000% due 01/20/2015		1,600	1,666
4.500% due 01/20/2022		350	377
5.250% due 01/20/2020		10,500	11,786
6.400% due 01/20/2040		5,600	6,594
Russia Government International Bond
7.500% due 03/31/2030		47,662	55,920
12.750% due 06/24/2028		400	696
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	73,100	7,712
Turkey Government International Bond
5.625% due 03/30/2021		$24,700	26,491
6.750% due 04/03/2018		11,600	13,050
6.750% due 05/30/2040		9,200	10,200
6.875% due 03/17/2036		3,700	4,139
7.000% due 03/11/2019		2,900	3,331
7.250% due 03/05/2038		2,900	3,386
7.500% due 11/07/2019		4,100	4,848
Uruguay Government International Bond
7.625% due 03/21/2036		1,100	1,394
8.000% due 11/18/2022		6,011	7,613
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,854
7.650% due 04/21/2025		2,700	2,025
7.750% due 10/13/2019		1,300	1,086
8.250% due 10/13/2024		13,300	10,374
9.250% due 05/07/2028		19,800	16,236
9.375% due 01/13/2034		14,650	12,050
Vietnam Government International Bond
4.000% due 03/12/2028		9,833	9,063
6.875% due 01/15/2016		3,000	3,180
Zambia Government International Bond
5.375% due 09/20/2022		210	188

Total Sovereign Issues (Cost $600,212)			605,459

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		157,773	0

Total Common Stocks (Cost $845)			0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 07/29/2013 (e)	3,000	2,851

Total Preferred Securities (Cost $2,824)		2,851

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.5%
REPURCHASE AGREEMENTS (g) 0.7%		47,251

SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.226% due 07/26/2013	$9,500	9,501

U.S. TREASURY BILLS 0.1%
0.084% due 08/15/2013 - 05/29/2014 (c)(i)(n)	6,631	6,627

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 12.6%
PIMCO Short-Term Floating NAV Portfolio	83,850,395	839,007

Total Short-Term Instruments (Cost $902,505)		902,386

PURCHASED OPTIONS (j) 0.1%
(Cost $2,511)		4,001

Total Investments 104.6% (Cost $6,918,986)		$6,984,562
Written Options (k)(m) (0.4%) (Premiums $12,338)		(26,482)
Other Assets and Liabilities (Net) (4.2%)		(280,047)

Net Assets 100.0%		$6,678,033

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	(0.650%)	06/24/2013	06/20/2015	$15,689	California State, General Obligation Bonds, (BABs), Series 2009 7.300% due 10/01/2039	$(15,716)	$15,689	$15,687
SAL	(0.450%)	06/24/2013	06/20/2015	30,521	California State, General Obligation Bonds, (BABs), Series 2009 7.300% due 10/01/2039	(30,574)	30,521	30,518
SSB	0.010%	06/28/2013	07/01/2013	1,041	Fannie Mae 2.200% due 10/17/2022	(1,065)	1,041	1,041

						$(47,355)	$47,251	$47,246

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	05/16/2013	05/15/2015	$394	$(394)
BRC	(0.750%)	05/31/2013	05/28/2015	1,931	(1,930)
RBS	0.150%	06/28/2013	07/01/2013	11,116	(11,116)

					$(13,440)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $4,006 at a weighted average interest rate of (0.373%).

(h)	Securities with an aggregate market value of $21,949 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (3)
California State General Obligation Bonds, (BABs), Series 2009	7.300%	10/01/2039	$40,445	$53,319	$(52,969)

(3)	Market value includes $738 of interest payable on short sales.

(i)	Securities with an aggregate market value of $13,792 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(j)	Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Mexico Capped Investable Market Index Fund	$ 68.000	09/21/2013	8,780	$2,511	$4,001

(k)	Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Brazil Capped Index Fund	$ 53.500	09/21/2013	11,219	$2,827	$(10,886)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	5,183	$(16,831)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018	$1,200	$(34)	$11

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$8,900	$728	$(358)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	12,800	547	691
CDX.HY-20 5-Year Index	5.000%	06/20/2018	14,800	425	(179)

				$1,700	$154

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	1,000	$59	$46
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		45,000	(664)	(393)
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	22,378	16,318

						$21,773	$15,971

(l)	Securities with an aggregate market value of $15,997 and cash of $116 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	541		$497	BRC	$2	$0	$2
07/2013		557		515	DUB	6	0	6
07/2013		1,827		1,718	HUS	48	0	48
07/2013		106,176		103,883	WST	6,836	0	6,836
07/2013	EUR	2,620		3,418	HUS	8	0	8
07/2013		298,132		385,098	MSC	0	(2,966)	(2,966)
07/2013		298,132		395,793	UAG	7,730	0	7,730
07/2013	GBP	5,910		9,233	DUB	244	0	244
07/2013		104,466		158,370	HUS	0	(517)	(517)
07/2013	IDR	8,045,838		777	CBK	0	(25)	(25)
07/2013	JPY	867,800		8,589	BRC	0	(161)	(161)
07/2013		3,757,700		37,222	CBK	0	(668)	(668)
07/2013		3,697,500		37,297	MSC	316	(302)	14
07/2013		11,297,525		114,431	RYL	515	0	515
07/2013	KRW	22,640,306		19,442	BRC	0	(366)	(366)
07/2013		28,730,604		25,320	JPM	183	0	183
07/2013	SGD	67,689		54,151	UAG	746	0	746
07/2013	THB	538,560		18,063	UAG	710	0	710
07/2013		$1,078	AUD	1,127	CBK	0	(48)	(48)
07/2013		10,734	EUR	8,183	BRC	0	(83)	(83)
07/2013		371,913		284,431	CBK	0	(1,683)	(1,683)
07/2013		10,910		8,138	JPM	0	(317)	(317)
07/2013		395,793		298,132	MSC	0	(7,730)	(7,730)
07/2013		159,530	GBP	103,452	BRC	0	(2,185)	(2,185)
07/2013		1,593		1,014	FBF	0	(51)	(51)
07/2013		9,253		5,910	JPM	0	(264)	(264)
07/2013		293	IDR	2,890,758	DUB	0	(5)	(5)
07/2013		180		1,804,105	JPM	0	0	0
07/2013		31		304,634	SCX	0	(1)	(1)
07/2013		308		3,046,341	UAG	0	(4)	(4)
07/2013		85,544	JPY	8,099,800	BPS	0	(3,872)	(3,872)
07/2013		26,799		2,549,500	BRC	0	(1,091)	(1,091)
07/2013		98,770		9,610,400	DUB	0	(1,866)	(1,866)
07/2013		2,461		231,800	FBF	0	(124)	(124)
07/2013		19,100	KRW	21,323,458	SCX	0	(444)	(444)
07/2013		26,918		30,047,452	UAG	0	(629)	(629)
07/2013		54,524	SGD	67,689	FBF	0	(1,119)	(1,119)
07/2013		17,474	THB	538,560	UAG	0	(121)	(121)
07/2013		24,271	ZAR	242,748	BOA	186	0	186
07/2013		8,490		85,654	CBK	140	0	140
07/2013		48,944		496,523	DUB	1,092	(10)	1,082
07/2013		8,148		80,939	JPM	6	0	6
07/2013		8,165		80,939	UAG	0	(10)	(10)
07/2013	ZAR	22,595		$2,271	BRC	0	(5)	(5)
07/2013		173,530		17,332	HUS	0	(152)	(152)
07/2013		645,942		71,763	JPM	6,684	0	6,684
07/2013		340,701		33,840	MSC	0	(486)	(486)
08/2013	BRL	60,536		28,000	FBF	1,060	0	1,060
08/2013		2,484		1,150	HUS	44	0	44
08/2013		210,201		102,435	UAG	8,890	0	8,890
08/2013	CNY	65,000		10,264	HUS	0	(232)	(232)
08/2013	EUR	283,666		370,938	CBK	1,658	0	1,658
08/2013		2,102		2,750	HUS	14	0	14
08/2013	GBP	91,552		140,814	BRC	1,598	0	1,598
08/2013	IDR	513,871,919		52,127	JPM	1,684	0	1,684
08/2013	PLN	35,431		10,614	BRC	3	(24)	(21)
08/2013		20,654		6,260	DUB	60	0	60
08/2013		5,836		1,746	HUS	0	(6)	(6)
08/2013		$4,151	CNY	26,000	DUB	47	0	47
08/2013		3,021		19,000	RYL	47	0	47
08/2013		3,186		20,000	UAG	43	0	43
08/2013		1,277	EUR	979	FBF	0	(3)	(3)
08/2013		1,013		779	MSC	1	0	1
08/2013		39,072	GBP	25,348	DUB	0	(527)	(527)
08/2013		26,047	PLN	83,769	JPM	0	(902)	(902)
09/2013	CAD	77		$75	BRC	2	0	2
09/2013	MXN	735,272		56,702	CBK	347	0	347
09/2013		$23,583	MXN	294,473	HUS	0	(1,013)	(1,013)
09/2013		30,150		375,815	MSC	0	(1,346)	(1,346)
09/2013		41,148		511,176	UAG	0	(1,968)	(1,968)
10/2013	KRW	3,517,275		$3,029	BRC	0	(35)	(35)
10/2013		5,040,491		4,346	JPM	0	(46)	(46)
10/2013		14,256,930		12,300	UAG	0	(122)	(122)
10/2013	RUB	102,577		3,076	BRC	2	0	2
10/2013		292,799		8,950	DUB	174	0	174
10/2013		1,759,456		53,850	HUS	1,126	(11)	1,115
10/2013		75,015		2,300	MSC	52	0	52
10/2013	THB	538,560		17,379	UAG	107	0	107
10/2013		$763	IDR	8,045,838	CBK	11	0	11
10/2013		19,376	KRW	22,640,306	BRC	351	0	351
10/2013		70,123	RUB	2,228,628	JPM	0	(3,327)	(3,327)
04/2014	CNY	25,000		$3,924	UAG	0	(62)	(62)
04/2014		$4,076	CNY	25,000	RYL	0	(90)	(90)

						$42,773	$(37,019)	$5,754

(m)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	89,500	$167	$(104)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		89,500	199	(248)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		92,400	167	(108)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		92,400	188	(257)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		3,300	6	(4)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,300	6	(9)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		130,000	261	(6)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		90,600	155	(4)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		170,700	352	(8)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		29,000	51	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$173,500	453	(2,783)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		147,500	490	(2,366)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		613,800	3,111	(8,817)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	158,600	827	(91)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		30,800	139	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		95,500	497	(55)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		32,900	194	(19)

								$7,263	$(14,898)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	$19,200	$92	$(64)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC GBP versus USD	UAG		$1.568	09/03/2013	GBP	53,300	$677	$(332)
Call - OTC GBP versus USD	HUS		1.578	09/03/2013		52,700	705	(235)
Put - OTC USD versus JPY	BPS	JPY	86.500	08/30/2013		$61,300	774	(67)

							$2,156	$(634)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.712%	$5,000	$213	$0	$213
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	1.717%	5,000	(29)	0	(29)
CSX Corp.	UAG	(0.880%	)	06/20/2017	0.276%	5,000	(120)	0	(120)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.198%	1,000	(28)	0	(28)
Limited Brands, Inc.	GST	(2.410%	)	09/20/2017	1.778%	2,000	(53)	0	(53)
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.213%	5,000	(62)	0	(62)
PulteGroup, Inc.	DUB	(1.000%	)	03/20/2014	0.274%	10,500	(59)	327	(386)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	5.207%	2,500	358	0	358
Springleaf Finance Corp.	RYL	(1.300%	)	12/20/2017	5.207%	2,500	365	0	365

							$585	$327	$258

Credit Default Swaps on Corporate, Loan, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	1.600%		$8,300	$899	$333	$566
Ally Financial, Inc.	BRC	5.000%	03/20/2020	2.749%		5,340	684	906	(222)
American International Group, Inc.	DUB	5.000%	09/20/2013	0.208%		100	1	(13)	14
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	0.809%		4,100	31	(133)	164
ArcelorMittal	BRC	1.000%	09/20/2017	3.947%	EUR	10,000	(1,461)	(2,227)	766
ArcelorMittal	CBK	1.000%	09/20/2017	3.947%		4,000	(584)	(824)	240
ArcelorMittal	JPM	1.000%	09/20/2017	3.947%		7,100	(1,037)	(1,596)	559
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	03/20/2018	1.081%		$14,000	(47)	44	(91)
Bank of America Corp.	GST	1.000%	03/20/2018	1.270%		40,000	(474)	(421)	(53)
Biomet, Inc.	FBF	8.000%	03/20/2014	0.457%		1,473	85	0	85
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.310%	EUR	2,800	51	(421)	472
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.311%		$1,200	114	36	78
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.610%		1,590	(37)	(28)	(9)
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.645%		700	(18)	(13)	(5)
Brazil Government International Bond	BPS	1.000%	03/20/2018	1.765%		3,700	(126)	(45)	(81)
Brazil Government International Bond	BPS	1.000%	06/20/2018	1.816%		7,700	(292)	(103)	(189)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%		1,600	(17)	(7)	(10)
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.610%		500	(11)	(12)	1
Brazil Government International Bond	BRC	1.000%	06/20/2018	1.816%		8,800	(334)	(166)	(168)
Brazil Government International Bond	BRC	1.000%	03/20/2023	2.236%		2,800	(275)	(151)	(124)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		15,300	(160)	(60)	(100)
Brazil Government International Bond	CBK	1.000%	06/20/2017	1.610%		1,000	(23)	(12)	(11)
Brazil Government International Bond	CBK	1.000%	06/20/2018	1.816%		27,200	(1,031)	(344)	(687)
Brazil Government International Bond	DUB	1.000%	06/20/2018	1.816%		9,400	(356)	(146)	(210)
Brazil Government International Bond	GST	1.000%	09/20/2016	1.473%		24,000	(351)	(792)	441
Brazil Government International Bond	GST	1.000%	12/20/2016	1.526%		9,000	(158)	(391)	233
Brazil Government International Bond	GST	1.000%	09/20/2017	1.645%		450	(12)	(11)	(1)
Brazil Government International Bond	GST	1.000%	03/20/2018	1.765%		7,000	(238)	(85)	(153)
Brazil Government International Bond	GST	1.000%	06/20/2018	1.816%		32,000	(1,213)	(590)	(623)
Brazil Government International Bond	HUS	1.000%	09/20/2016	1.473%		2,000	(30)	(70)	40
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.610%		9,350	(215)	(176)	(39)
Brazil Government International Bond	HUS	1.000%	06/20/2018	1.816%		30,100	(1,140)	(428)	(712)
Brazil Government International Bond	HUS	1.000%	03/20/2023	2.236%		50	(5)	(3)	(2)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.353%		10,000	(83)	(94)	11
Brazil Government International Bond	JPM	1.000%	12/20/2017	1.709%		17,000	(508)	0	(508)
Brazil Government International Bond	JPM	1.000%	06/20/2018	1.816%		9,100	(345)	(162)	(183)
Brazil Government International Bond	MYC	1.470%	02/20/2017	1.561%		700	2	0	2
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.645%		1,160	(30)	(20)	(10)
Brazil Government International Bond	MYC	1.000%	06/20/2018	1.816%		29,500	(1,118)	(506)	(612)
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.610%		2,240	(52)	(49)	(3)
Brazil Government International Bond	UAG	1.000%	09/20/2017	1.645%		499	(12)	(14)	2
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	1.319%		13,000	1,435	0	1,435
Canadian Natural Resources Ltd.	FBF	1.000%	09/20/2017	0.670%		10,300	145	(326)	471
China Government International Bond	BOA	1.000%	09/20/2016	0.742%		3,100	26	16	10
China Government International Bond	BPS	1.000%	09/20/2015	0.562%		2,900	29	27	2
China Government International Bond	BRC	1.000%	09/20/2015	0.562%		4,000	40	38	2
China Government International Bond	BRC	1.000%	09/20/2016	0.742%		5,000	43	26	17
China Government International Bond	CBK	1.000%	09/20/2015	0.562%		1,400	14	13	1
China Government International Bond	CBK	1.000%	09/20/2016	0.742%		7,000	60	36	24
China Government International Bond	FBF	1.000%	09/20/2016	0.742%		6,000	52	30	22
China Government International Bond	HUS	1.000%	09/20/2015	0.562%		1,100	11	10	1
China Government International Bond	HUS	1.000%	09/20/2016	0.742%		1,000	8	(26)	34
China Government International Bond	MYC	1.000%	09/20/2015	0.562%		3,100	31	25	6
China Government International Bond	MYC	1.000%	09/20/2016	0.742%		8,300	71	41	30
China Government International Bond	RYL	1.000%	09/20/2015	0.562%		4,000	40	37	3
Citigroup, Inc.	FBF	1.000%	03/20/2018	1.175%		9,600	(73)	(37)	(36)
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.026%		6,000	233	0	233
Continental AG	BRC	5.000%	12/20/2013	0.248%	EUR	2,200	70	103	(33)
Continental AG	UAG	5.000%	12/20/2013	0.248%		4,200	134	214	(80)
El Paso LLC	BOA	5.000%	09/20/2014	0.637%		$400	22	(30)	52
El Paso LLC	FBF	5.000%	09/20/2014	0.637%		6,300	349	(466)	815
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.305%		600	7	(15)	22
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.305%		800	8	(21)	29
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.305%		800	9	(26)	35
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.445%		900	14	(7)	21
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.477%		1,000	16	(7)	23
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.305%		300	3	(10)	13
Export-Import Bank of China	DUB	1.000%	09/20/2017	1.160%		500	(3)	(19)	16
Fiat Finance & Trade S.A.	HUS	5.000%	03/20/2018	4.825%	EUR	4,300	49	(114)	163
Ford Motor Credit Co. LLC	BRC	5.000%	12/20/2019	1.972%		$1,500	262	282	(20)
France Government Bond	DUB	0.250%	09/20/2015	0.307%		700	(1)	(26)	25
France Government Bond	DUB	0.250%	03/20/2016	0.401%		7,200	(30)	(256)	226
France Government Bond	GST	0.250%	03/20/2016	0.401%		6,800	(27)	(227)	200
France Government Bond	JPM	0.250%	09/20/2015	0.307%		1,000	(1)	(35)	34
France Government Bond	MYC	0.250%	09/20/2016	0.467%		4,300	(30)	(203)	173
Frontier Communications Corp.	GST	5.000%	06/20/2019	4.770%		125	1	(14)	15
Gazprom Via Gaz Capital S.A.	DUB	1.490%	09/20/2017	2.406%		5,000	(161)	0	(161)
GenOn Energy, Inc.	GST	5.000%	09/20/2014	0.753%		4,000	216	(657)	873
HCA, Inc.	FBF	5.000%	03/20/2014	0.547%		880	30	(132)	162
HSBC Finance Corp.	DUB	5.000%	09/20/2013	0.101%		120	2	11	(9)
Indonesia Government International Bond	BPS	1.000%	06/20/2017	1.524%		2,335	(46)	(90)	44
Indonesia Government International Bond	BRC	1.000%	06/20/2022	2.528%		22,200	(2,459)	(2,654)	195
Indonesia Government International Bond	CBK	1.000%	06/20/2017	1.524%		2,605	(51)	(101)	50
Indonesia Government International Bond	CBK	1.000%	06/20/2022	2.528%		16,800	(1,860)	(2,036)	176
Indonesia Government International Bond	CBK	1.000%	06/20/2023	2.597%		5,700	(706)	(524)	(182)
Indonesia Government International Bond	GST	1.000%	09/20/2016	1.276%		900	(8)	(34)	26
Indonesia Government International Bond	HUS	1.000%	12/20/2015	1.104%		4,250	(9)	(92)	83
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.524%		11,235	(221)	(468)	247
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.588%		1,441	(34)	(55)	21
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.104%		6,250	(14)	(130)	116
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.588%		1,740	(40)	(57)	17
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.276%		14,000	(118)	(579)	461
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.524%		5,795	(114)	(272)	158
Indonesia Government International Bond	UAG	1.000%	09/20/2017	1.588%		1,035	(24)	(46)	22
Jaguar Land Rover PLC	BPS	5.000%	03/20/2018	3.043%	EUR	7,700	865	859	6
Jaguar Land Rover PLC	BRC	5.000%	03/20/2018	3.043%		1,000	113	105	8
Kinder Morgan Energy Partners LP	MYC	1.000%	03/20/2018	1.044%		$1,319	(3)	(48)	45
Lafarge S.A.	BOA	1.000%	03/20/2018	2.511%	EUR	12,400	(1,067)	(1,102)	35
Lafarge S.A.	BPS	1.000%	03/20/2018	2.511%		2,100	(180)	(185)	5
Lafarge S.A.	BRC	1.000%	03/20/2018	2.511%		1,000	(86)	(88)	2
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.078%		$2,490	(6)	(31)	25
Mexico Government International Bond	BPS	1.000%	09/20/2017	1.113%		259	(1)	(5)	4
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%		13,500	(36)	(305)	269
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.880%		9,900	35	(76)	111
Mexico Government International Bond	CBK	1.000%	09/20/2017	1.113%		700	(3)	(7)	4
Mexico Government International Bond	CBK	1.000%	03/20/2018	1.232%		6,000	(62)	(9)	(53)
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.994%		5,900	3	(147)	150
Mexico Government International Bond	GST	2.050%	09/20/2013	0.467%		210	2	0	2
Mexico Government International Bond	GST	1.000%	03/20/2015	0.733%		30,000	148	(595)	743
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.880%		4,900	18	(47)	65
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.078%		8,980	(24)	(138)	114
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.881%		650	2	0	2
Mexico Government International Bond	JPM	1.000%	06/20/2017	1.078%		870	(3)	(18)	15
Mexico Government International Bond	JPM	1.000%	09/20/2017	1.113%		450	(2)	(7)	5

Mexico Government International Bond	MYC	2.070%	09/20/2013	0.467%		530	5	0	5
Mexico Government International Bond	MYC	2.170%	09/20/2013	0.467%		120	1	0	1
Mexico Government International Bond	MYC	1.000%	09/20/2017	1.113%		1,160	(5)	(8)	3
Mexico Government International Bond	RYL	1.000%	12/20/2015	0.839%		5,000	21	(79)	100
Mexico Government International Bond	UAG	1.000%	03/20/2015	0.733%		17,900	88	(324)	412
Mexico Government International Bond	UAG	1.000%	06/20/2017	1.078%		2,240	(6)	(40)	34
Mexico Government International Bond	UAG	1.000%	09/20/2017	1.113%		240	(1)	(6)	5
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	0.976%		1,000	67	0	67
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	0.669%		13,000	1,126	0	1,126
NRG Energy, Inc.	BOA	5.000%	06/20/2016	2.017%		1,500	132	28	104
NRG Energy, Inc.	BOA	5.000%	09/20/2016	2.206%		2,000	178	(12)	190
NRG Energy, Inc.	BPS	5.000%	09/20/2016	2.206%		2,300	205	(23)	228
NRG Energy, Inc.	DUB	5.000%	06/20/2016	2.017%		600	53	9	44
NRG Energy, Inc.	FBF	5.000%	06/20/2015	1.087%		1,000	79	(15)	94
NRG Energy, Inc.	FBF	5.000%	06/20/2016	2.017%		2,400	211	39	172
NRG Energy, Inc.	GST	5.000%	06/20/2016	2.017%		9,000	794	186	608
NRG Energy, Inc.	GST	5.000%	09/20/2017	3.049%		4,200	329	(200)	529
NRG Energy, Inc.	MYC	5.000%	09/20/2016	2.206%		4,800	426	(30)	456
NRG Energy, Inc.	UAG	5.000%	06/20/2015	1.087%		500	39	(8)	47
NRG Energy, Inc.	UAG	5.000%	06/20/2016	2.017%		1,000	89	19	70
Peru Government International Bond	MYC	1.960%	10/20/2016	1.129%		600	18	0	18
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		4,100	(71)	(141)	70
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.522%		2,300	26	(52)	78
Philippines Government International Bond	BPS	1.000%	06/20/2017	0.938%		3,550	10	(104)	114
Philippines Government International Bond	CBK	1.000%	09/20/2015	0.522%		4,900	54	(110)	164
Philippines Government International Bond	CBK	1.000%	06/20/2017	0.938%		2,600	7	(90)	97
Philippines Government International Bond	CBK	1.000%	09/20/2017	0.984%		700	1	(15)	16
Philippines Government International Bond	CBK	1.770%	12/20/2017	1.060%		5,200	163	0	163
Philippines Government International Bond	DUB	2.500%	09/20/2017	0.984%		4,500	284	0	284
Philippines Government International Bond	HUS	1.000%	06/20/2017	0.938%		5,300	15	(134)	149
Philippines Government International Bond	HUS	1.000%	09/20/2017	0.984%		240	1	(8)	9
Philippines Government International Bond	JPM	1.000%	09/20/2017	0.984%		1,160	1	(23)	24
Philippines Government International Bond	MYC	2.440%	09/20/2017	0.984%		300	18	0	18
Philippines Government International Bond	UAG	1.000%	06/20/2017	0.938%		3,130	9	(117)	126
Philippines Government International Bond	UAG	1.000%	09/20/2017	0.984%		709	1	(20)	21
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.523%		1,000	13	(2)	15
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.523%		1,000	14	(2)	16
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.375%		2,100	20	(30)	50
Rio Tinto Finance USA Ltd.	UAG	1.000%	06/20/2014	0.369%		200	1	(2)	3
Russia Government International Bond	BOA	1.000%	03/20/2018	1.832%		27,600	(1,018)	(609)	(409)
Russia Government International Bond	BPS	1.000%	06/20/2017	1.647%		6,850	(168)	(437)	269
Russia Government International Bond	CBK	1.000%	06/20/2017	1.647%		2,200	(54)	(101)	47
Russia Government International Bond	CBK	1.000%	09/20/2017	1.691%		2,350	(65)	(116)	51
Russia Government International Bond	CBK	1.000%	03/20/2018	1.832%		35,000	(1,290)	(348)	(942)
Russia Government International Bond	DUB	1.000%	06/20/2017	1.647%		3,400	(83)	(211)	128
Russia Government International Bond	DUB	1.000%	09/20/2017	1.691%		1,125	(31)	(66)	35
Russia Government International Bond	FBF	1.000%	09/20/2017	1.691%		2,900	(80)	(106)	26
Russia Government International Bond	GST	1.000%	06/20/2017	1.647%		2,725	(67)	(142)	75
Russia Government International Bond	GST	1.000%	09/20/2017	1.691%		30,000	(829)	(1,233)	404
Russia Government International Bond	HUS	1.000%	06/20/2017	1.647%		18,375	(449)	(999)	550
Russia Government International Bond	HUS	1.000%	09/20/2017	1.691%		650	(18)	(41)	23
Russia Government International Bond	UAG	1.000%	06/20/2017	1.647%		2,800	(68)	(176)	108
Schaeffler Finance BV	BRC	5.000%	03/20/2018	3.212%	EUR	15,400	1,574	1,308	266
Seagate Technology Holdings	BRC	5.000%	03/20/2018	2.013%		$800	108	55	53
Seagate Technology Holdings	BRC	5.000%	06/20/2018	2.139%		400	54	24	30
South Africa Government International Bond	BPS	1.000%	06/20/2017	1.849%		1,600	(51)	(45)	(6)
South Africa Government International Bond	BRC	1.000%	06/20/2017	1.849%		3,360	(108)	(123)	15
South Africa Government International Bond	BRC	1.000%	09/20/2017	1.902%		360	(13)	(13)	0
South Africa Government International Bond	CBK	1.000%	06/20/2017	1.849%		1,300	(42)	(35)	(7)
South Africa Government International Bond	CBK	1.000%	09/20/2017	1.902%		1,050	(38)	(18)	(20)
South Africa Government International Bond	DUB	1.000%	06/20/2017	1.849%		1,320	(42)	(46)	4
South Africa Government International Bond	FBF	1.000%	12/20/2020	2.501%		2,150	(209)	(83)	(126)
South Africa Government International Bond	GST	1.000%	09/20/2017	1.902%		675	(24)	(19)	(5)
South Africa Government International Bond	GST	1.000%	03/20/2020	2.413%		15,000	(1,262)	(922)	(340)
South Africa Government International Bond	HUS	1.000%	06/20/2017	1.849%		13,085	(419)	(437)	18
South Africa Government International Bond	HUS	1.000%	09/20/2017	1.902%		2,131	(77)	(40)	(37)
South Africa Government International Bond	HUS	1.000%	03/20/2023	2.677%		750	(98)	(78)	(20)
South Africa Government International Bond	MYC	1.000%	12/20/2020	2.501%		4,500	(436)	(147)	(289)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.849%		1,305	(42)	(39)	(3)
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	2.644%		3,100	(202)	(469)	267
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	3.811%		3,400	(494)	(615)	121
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	0.567%		500	28	(55)	83
SunGard Data Systems, Inc.	CBK	5.000%	09/20/2014	0.567%		2,100	118	(234)	352
SunGard Data Systems, Inc.	FBF	5.000%	09/20/2014	0.567%		2,400	135	(270)	405
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%	JPY	20,620	(1)	(45)	44
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.263%		$3,200	47	26	21
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.358%		5,800	113	72	41
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.278%		2,300	38	24	14
Univision Communications, Inc.	FBF	5.000%	09/20/2019	3.677%		1,000	74	(110)	184
Univision Communications, Inc.	GST	5.000%	09/20/2019	3.677%		4,150	307	(457)	764
Venezuela Government International Bond	BPS	5.000%	06/20/2017	10.030%		7,095	(1,098)	(951)	(147)
Venezuela Government International Bond	BRC	5.000%	06/20/2017	10.030%		800	(124)	(129)	5
Venezuela Government International Bond	CBK	5.000%	06/20/2017	10.030%		1,635	(254)	(189)	(65)
Venezuela Government International Bond	CBK	5.000%	09/20/2017	10.058%		391	(64)	(59)	(5)
Venezuela Government International Bond	DUB	5.000%	09/20/2017	10.058%		1,035	(168)	(156)	(12)
Venezuela Government International Bond	FBF	5.000%	09/20/2017	10.058%		1,740	(283)	(274)	(9)
Venezuela Government International Bond	GST	5.000%	06/20/2017	10.030%		1,305	(202)	(165)	(37)
Venezuela Government International Bond	HUS	5.000%	06/20/2017	10.030%		11,435	(1,770)	(1,335)	(435)
Venezuela Government International Bond	HUS	5.000%	09/20/2017	10.058%		1,050	(171)	(130)	(41)

							$(17,713)	$(31,599)	$13,886

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017	$39,900	$2,700	$5,429	$(2,729)
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017	2,800	190	384	(194)
CDX.EM-17 5-Year Index	JPM	5.000%	06/20/2017	11,000	744	1,226	(482)
CDX.EM-17 5-Year Index	MYC	5.000%	06/20/2017	40,715	2,756	5,497	(2,741)
CDX.EM-18 5-Year Index	BOA	5.000%	12/20/2017	15,600	1,177	2,149	(972)
CDX.EM-18 5-Year Index	BPS	5.000%	12/20/2017	6,285	473	848	(375)
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017	7,100	527	886	(359)
CDX.EM-18 5-Year Index	UAG	5.000%	12/20/2017	25,000	1,885	3,500	(1,615)
CDX.EM-19 5-Year Index	DUB	5.000%	06/20/2018	59,000	4,795	6,321	(1,526)
CDX.EM-19 5-Year Index	GST	5.000%	06/20/2018	31,300	2,543	3,927	(1,384)
CDX.EM-19 5-Year Index	HUS	5.000%	06/20/2018	21,600	1,755	2,620	(865)
CDX.EM-19 5-Year Index	MYC	5.000%	06/20/2018	2,000	163	261	(98)
CDX.HY-19 5-Year Index	BPS	5.000%	12/20/2017	15,000	695	333	362

					$20,403	$33,381	$(12,978)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC	BRL	67,200	$(1,783)	$(90)	$(1,693)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		49,400	(1,299)	(185)	(1,114)
Pay	1-Year BRL-CDI	8.210%	01/02/2017	JPM		114,000	(2,981)	(247)	(2,734)
Pay	1-Year BRL-CDI	8.285%	01/02/2017	DUB		423,300	(10,767)	(493)	(10,274)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		118,600	(2,923)	46	(2,969)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		448,500	(11,089)	(4)	(11,085)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		262,900	(6,165)	41	(6,206)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	60,600	3,440	136	3,304
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	BRC	MXN	445,800	785	53	732
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		445,800	784	29	755
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,502,000	1,809	345	1,464
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		250,000	301	89	212
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		248,000	299	62	237
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		701,000	(931)	(514)	(417)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		821,000	(1,090)	(536)	(554)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		454,000	(603)	(354)	(249)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	UAG		440,000	(585)	(353)	(232)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		103,000	16	(19)	35
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		7,000	2	(1)	3

							$(32,780)	$(1,995)	$(30,785)

(n)	Securities with an aggregate market value of $63,957 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$ 0	$265,479	$15,971	$281,450
Corporate Bonds & Notes
Banking & Finance	0	1,534,779	28,351	1,563,130
Industrials	0	1,800,843	39,201	1,840,044
Utilities	0	572,623	261	572,884
Municipal Bonds & Notes
California	0	189,747	0	189,747
District of Columbia	0	15,054	0	15,054
Illinois	0	492	0	492
Indiana	0	2,645	0	2,645
Iowa	0	1,758	0	1,758
Kentucky	0	1,404	0	1,404
Massachusetts	0	11,488	0	11,488
New Jersey	0	17,551	0	17,551
New York	0	52,905	0	52,905
North Carolina	0	2,037	0	2,037
Ohio	0	47,504	0	47,504
Tennessee	0	3,340	0	3,340
Texas	0	9,869	0	9,869
West Virginia	0	20,393	0	20,393
U.S. Government Agencies	0	177,397	0	177,397
U.S. Treasury Obligations	0	221,327	0	221,327
Mortgage-Backed Securities	0	301,852	2,651	304,503
Asset-Backed Securities	0	123,671	9,272	132,943
Sovereign Issues	0	605,459	0	605,459
Common Stocks
Financials	0	0	0	0
Preferred Securities
Banking & Finance	0	2,851	0	2,851
Short-Term Instruments
Repurchase Agreements	0	47,251	0	47,251
Short-Term Notes	0	9,501	0	9,501
U.S. Treasury Bills	0	6,627	0	6,627
Central Funds Used for Cash Management Purposes	839,007	0	0	839,007
Purchased Options
Equity Contracts	0	4,001	0	4,001
	$ 839,007	$6,049,848	$95,707	$6,984,562

Short Sales, at value
Municipal Bond & Notes	$ 0	$(52,969)	$0	$(52,969)

Financial Derivative Instruments - Assets
Credit Contracts	0	24,221	0	24,221
Foreign Exchange Contracts	0	42,773	0	42,773
Interest Rate Contracts	0	23,106	0	23,106
	$ 0	$90,100	$0	$90,100

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(22,954)	0	(22,954)
Equity Contracts	0	(10,886)	0	(10,886)
Foreign Exchange Contracts	0	(37,653)	0	(37,653)
Interest Rate Contracts	(16,831)	(52,818)	0	(69,649)

	$ (16,831)	$(124,311)	$0	$(141,142)

Totals	$ 822,176	$5,962,668	$95,707	$6,880,551

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$21,636	$0	$(5,700)	$6	$21	$8	$0	$0	$15,971	$72
Corporate Bonds & Notes
Banking & Finance	22,941	7,529	(622)	0	(32)	(1,465)	0	0	28,351	(1,506)
Industrials	36,757	4,000	(648)	(40)	(47)	(821)	0	0	39,201	(768)
Utilities	272	0	0	0	0	(11)	0	0	261	(11)
U.S. Government Agencies	601	0	0	(2)	0	(4)	0	(595)	0	0
Mortgage-Backed Securities	0	0	0	0	0	0	2,651	0	2,651	0
Asset-Backed Securities	9,167	0	0	8	0	97	0	0	9,272	97
Common Stocks
Financials	0	0	0	0	0	0	0	0	0	0

Totals	$91,374	$11,529	$(6,970)	$(28)	$(58)	$(2,196)	$2,651	$(595)	$95,707	$(2,116)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$15,971	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes
Banking & Finance	10,606	Benchmark Pricing	Base Price	92.71 - 100.23
	17,745	Third Party Vendor	Broker Quote	100.00
Industrials	3,825	Benchmark Pricing	Base Price	100.00
	35,376	Third Party Vendor	Broker Quote	98.25 - 117.00
Utilities	261	Third Party Vendor	Broker Quote	94.00
Mortgage-Backed Securities	2,651	Third Party Vendor	Broker Quote	86.00
Asset-Backed Securities	9,272	Benchmark Pricing	Base Price	103.00 - 103.50
Common Stocks
Financials	0	Other Valuation Techniques (3)	—	—

Total	$95,707

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.695% due 05/02/2016		$3,550	$3,543
Springleaf Financial Funding Co.
5.500% due 05/10/2017		4,938	4,951

Total Bank Loan Obligations (Cost $8,143)			8,494

CORPORATE BONDS & NOTES 19.7%
BANKING & FINANCE 12.8%
Ally Financial, Inc.
3.475% due 02/11/2014		300	302
4.500% due 02/11/2014		4,200	4,246
4.625% due 06/26/2015		14,700	15,073
6.750% due 12/01/2014		4,650	4,911
7.500% due 09/15/2020		17,700	20,466
8.300% due 02/12/2015		10,900	11,772
American General Institutional Capital
7.570% due 12/01/2045		4,000	4,780
American International Group, Inc.
3.750% due 11/30/2013		6,960	7,047
5.850% due 01/16/2018		1,500	1,689
8.000% due 05/22/2068	EUR	1,300	1,976
8.625% due 05/22/2068	GBP	8,000	14,346
Banco del Estado de Chile
4.125% due 10/07/2020		$9,200	9,268
Banco do Brasil S.A.
2.963% due 07/02/2014		1,500	1,512
3.875% due 10/10/2022		14,600	12,830
5.875% due 01/19/2023		8,100	7,837
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,692
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,900	1,928
4.500% due 04/06/2015		2,500	2,525
Bank of America Corp.
1.696% due 01/30/2014		3,500	3,520
6.500% due 08/01/2016		1,800	2,031
Bank of Montreal
2.850% due 06/09/2015		400	417
Bank of Nova Scotia
1.950% due 01/30/2017		200	205
Banque PSA Finance S.A.
2.182% due 04/04/2014		3,500	3,470
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	730
6.500% due 03/10/2021		6,200	6,541
6.750% due 09/30/2022		21,600	23,382
7.250% due 04/22/2020		900	985
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,154
7.250% due 02/01/2018		30,900	36,818
BNP Paribas S.A.
1.179% due 01/10/2014		6,100	6,118
BPCE S.A.
2.375% due 10/04/2013		400	402
Cantor Fitzgerald LP
7.875% due 10/15/2019		3,500	3,624
CIT Group, Inc.
4.750% due 02/15/2015		7,550	7,692
5.250% due 04/01/2014		6,300	6,410
Citigroup, Inc.
0.544% due 06/09/2016		43,600	42,101
1.525% due 11/08/2013		8,500	8,505
1.727% due 01/13/2014		6,300	6,337
2.275% due 08/13/2013		1,000	1,002
4.875% due 05/07/2015		4,795	5,060
5.000% due 09/15/2014		10,000	10,395
5.500% due 10/15/2014		1,700	1,788
6.125% due 08/25/2036		8,950	8,797
Compass Bank
6.400% due 10/01/2017		12,800	14,042
Credit Agricole S.A.
8.375% due 10/13/2019 (c)		3,800	4,042
Dexia Credit Local S.A.
0.756% due 04/29/2014		1,800	1,803
2.750% due 01/10/2014		1,500	1,516
2.750% due 04/29/2014		1,700	1,730

Eksportfinans ASA
2.000% due 09/15/2015		1,000	965
5.500% due 05/25/2016		8,300	8,688
Export-Import Bank of Korea
4.000% due 01/29/2021		11,000	10,959
5.875% due 01/14/2015		1,500	1,598
8.125% due 01/21/2014		3,400	3,532
Fifth Third Bancorp
0.692% due 12/20/2016		1,300	1,277
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		10,100	10,245
8.000% due 06/01/2014		100	106
General Electric Capital Corp.
0.470% due 10/06/2015		1,500	1,492
3.800% due 06/18/2019		300	313
7.500% due 08/21/2035		7,500	9,710
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	5,693
GSPA Monetization Trust
6.422% due 10/09/2029		$1,627	1,673
HBOS PLC
0.974% due 09/06/2017		4,000	3,714
6.750% due 05/21/2018		1,300	1,383
HSBC Finance Corp.
6.676% due 01/15/2021		17,300	19,146
ING Bank NV
1.674% due 06/09/2014		2,100	2,118
2.500% due 01/14/2016		600	620
International Lease Finance Corp.
4.875% due 04/01/2015		2,600	2,652
5.650% due 06/01/2014		700	715
6.500% due 09/01/2014		9,000	9,405
6.750% due 09/01/2016		700	759
8.625% due 09/15/2015		400	439
Intesa Sanpaolo SpA
2.674% due 02/24/2014		2,300	2,309
6.500% due 02/24/2021		4,100	4,134
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	6,300	8,205
1.026% due 09/30/2013		$5,400	5,410
4.650% due 06/01/2014		22,216	23,017
Korea Development Bank
3.000% due 09/14/2022		9,100	8,338
3.500% due 08/22/2017		2,400	2,455
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,037
LBG Capital PLC
8.000% due 06/15/2020 (c)		1,200	1,227
8.500% due 12/17/2021 (c)		100	102
Macquarie Bank Ltd.
6.625% due 04/07/2021		21,500	22,774
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,371
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	3,300	4,292
Morgan Stanley
6.000% due 04/28/2015		$31,300	33,570
National Australia Bank Ltd.
0.998% due 04/11/2014		11,400	11,464
Nordea Bank AB
2.125% due 01/14/2014		500	505
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,964
Petrobras Global Finance BV
2.414% due 01/15/2019		1,300	1,277
3.000% due 01/15/2019		1,600	1,490
PKO Finance AB
4.630% due 09/26/2022		3,700	3,609
Rabobank Group
6.875% due 03/19/2020	EUR	4,100	5,764
RCI Banque S.A.
2.148% due 04/11/2014		$8,400	8,419
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		800	756
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	5,600	8,666
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$5,000	5,310
SLM Corp.
0.576% due 01/27/2014		200	198
5.000% due 04/15/2015		7,900	8,176
SLM Corp. CPI Linked Bond
2.912% due 04/01/2014		4,202	4,217
4.103% due 11/21/2013		4,345	4,363
SSIF Nevada LP
0.977% due 04/14/2014		21,200	21,303

State Bank of India
2.426% due 01/21/2016		800	795
4.500% due 07/27/2015		1,000	1,043
Stone Street Trust
5.902% due 12/15/2015		3,200	3,439
Toyota Motor Credit Corp.
0.728% due 10/11/2013		24,200	24,229
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		900	884
UBS AG
2.250% due 08/12/2013		3,922	3,930
4.289% due 08/26/2013	AUD	10,902	9,982
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,000	1,041
Wachovia Corp.
0.464% due 08/01/2013		500	500

			687,584

INDUSTRIALS 6.3%
AbbVie, Inc.
1.033% due 11/06/2015		6,000	6,061
Altria Group, Inc.
7.750% due 02/06/2014		1,600	1,666
Amgen, Inc.
1.875% due 11/15/2014		30,000	30,461
Anadarko Petroleum Corp.
7.000% due 11/15/2027		14,160	14,651
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		6,400	6,420
Asciano Finance Ltd.
5.000% due 04/07/2018		5,400	5,741
Braskem Finance Ltd.
5.750% due 04/15/2021		12,700	12,446
7.000% due 05/07/2020		4,700	5,006
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		9,400	9,377
CSN Islands Corp.
6.875% due 09/21/2019		5,100	5,177
CSN Resources S.A.
6.500% due 07/21/2020		10,600	10,375
Daimler Finance North America LLC
0.879% due 01/09/2015		14,300	14,351
1.472% due 09/13/2013		1,600	1,603
1.608% due 07/11/2013		25,600	25,606
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		6,200	6,243
DISH DBS Corp.
6.625% due 10/01/2014		3,600	3,762
7.000% due 10/01/2013		5,800	5,871
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,800	1,908
HCA, Inc.
8.500% due 04/15/2019		12,100	13,015
HJ Heinz Co.
5.350% due 07/15/2013		16,700	16,719
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		1,600	1,805
KB Home
5.875% due 01/15/2015		6,848	7,173
Mondelez International, Inc.
5.250% due 10/01/2013		4,113	4,161
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	156
Petrobras International Finance Co.
3.875% due 01/27/2016		$4,400	4,548
5.875% due 03/01/2018		100	108
President and Fellows of Harvard College
6.500% due 01/15/2039		200	271
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,400	4,332
Sanofi
0.586% due 03/28/2014		17,690	17,728
Temple-Inland, Inc.
6.375% due 01/15/2016		5,000	5,520
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013		41,000	41,127
Time Warner Cable, Inc.
6.200% due 07/01/2013		20,000	20,000
Total Capital Canada Ltd.
0.658% due 01/17/2014		16,862	16,901
United Airlines, Inc.
6.750% due 09/15/2015		5,100	5,266

Whirlpool Corp.
7.750% due 07/15/2016	8,300	9,651

		335,206

UTILITIES 0.6%
Duke Energy Carolinas LLC
5.750% due 11/15/2013	100	102
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	6,500	5,817
Majapahit Holding BV
7.750% due 01/20/2020	1,800	1,980
Qtel International Finance Ltd.
7.875% due 06/10/2019	3,000	3,697
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	226	244
5.832% due 09/30/2016	582	620
6.750% due 09/30/2019	1,000	1,175
Telefonica Chile S.A.
3.875% due 10/12/2022	6,100	5,598
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,526
7.250% due 02/02/2020	1,900	2,135
7.500% due 07/18/2016	300	334
7.875% due 03/13/2018	900	1,028
Verizon Communications, Inc.
0.886% due 03/28/2014	5,600	5,618

		29,874

Total Corporate Bonds & Notes (Cost $1,042,665)		1,052,664

MUNICIPAL BONDS & NOTES 4.6%
ARIZONA 0.2%
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2029	7,000	7,747

CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	620
7.043% due 04/01/2050	1,100	1,402
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,491
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,000	2,281
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	219
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	8,520	8,531
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,936
6.603% due 07/01/2050	1,000	1,257
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	859
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,077
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	4,200	4,725
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	9,685
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,411
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	111
7.021% due 08/01/2040	100	112
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	500	531
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	8,787

		50,035

FLORIDA 0.0%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,311

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,080
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	7,000	7,339
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,800	7,837

Cook County, Illinois Township High School District No. 21 J. Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2017	500	420

		16,676

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2032	9,500	9,781

LOUISIANA 0.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	876
Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2012
5.000% due 05/01/2025	7,000	7,876

		8,752

MASSACHUSETTS 0.1%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2026	3,000	3,416

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	112

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	260
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	300	315
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.263% due 06/01/2034	10,000	10,753

		11,328

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,288
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	4,700	5,057

		6,345

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	5,500	6,407
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2042	4,000	4,084
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,384
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	546
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 05/01/2030	3,800	4,160
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,043
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	600	625
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2041	6,500	6,812
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	12,400	13,873
5.000% due 12/15/2030	4,900	5,330
5.000% due 03/15/2031	1,500	1,616
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	7,385	8,303
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,099
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,000	1,130

		60,412

OHIO 0.3%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,332
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,509
6.500% due 06/01/2047	700	618
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	3,800	3,868

Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2023	2,030	2,319
5.000% due 12/15/2024	3,250	3,673
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,400	3,794

		18,113

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	116

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,242
North Texas Municipal Water District Revenue Bonds, Series 2012
5.250% due 09/01/2023	7,600	9,036
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	2,994

		14,272

VIRGINIA 0.5%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2030	24,375	26,886

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,742
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	6,300	7,249

		9,991

Total Municipal Bonds & Notes (Cost $245,877)		246,293

U.S. GOVERNMENT AGENCIES 30.9%
Fannie Mae
0.543% due 07/25/2037	505	508
0.573% due 07/25/2037	500	504
0.593% due 09/25/2035	564	562
0.603% due 09/25/2035	954	963
0.643% due 09/25/2035	488	492
0.693% due 09/25/2041	20,031	20,360
0.875% due 08/28/2017 - 05/21/2018 (j)	61,400	60,066
0.875% due 02/08/2018 (h)(j)	9,000	8,748
0.913% due 06/25/2037	1,408	1,421
0.923% due 06/25/2040	4,833	4,871
0.933% due 03/25/2040	1,226	1,240
1.250% due 01/30/2017 (j)	3,600	3,624
2.310% due 08/01/2022	400	383
2.500% due 07/01/2028	66,000	66,320
2.870% due 09/01/2027	4,100	3,692
3.000% due 08/01/2021 - 08/01/2043	98,969	99,871
3.430% due 03/01/2022	11,275	11,719
3.500% due 03/01/2020 - 07/01/2043	144,011	149,936
4.000% due 12/01/2024 - 08/01/2043	289,090	301,580
4.500% due 07/01/2020 - 08/01/2043	98,962	105,063
5.000% due 02/13/2017 - 07/01/2043	150,880	162,808
5.000% due 05/11/2017 (j)	500	571
5.375% due 06/12/2017 (j)	2,200	2,548
5.500% due 09/01/2025 - 08/01/2043	112,824	122,568
6.000% due 11/01/2032 - 10/01/2040	7,612	8,270
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	5,703	5,717
Freddie Mac
0.693% due 09/15/2041	10,814	10,951
0.743% due 07/15/2041	1,519	1,530
0.875% due 03/07/2018 (j)	2,000	1,938
0.893% due 08/15/2037	1,172	1,184
0.903% due 10/15/2037	253	255
0.913% due 05/15/2037 - 09/15/2037	1,270	1,281
1.000% due 03/08/2017 - 09/29/2017 (j)	62,500	61,833
1.000% due 06/29/2017 (h)(j)	60,200	59,718
1.250% due 05/12/2017 - 08/01/2019 (j)	9,400	9,128
1.250% due 10/02/2019 (h)(j)	9,600	9,107
1.750% due 05/30/2019 (j)	3,300	3,253
2.375% due 01/13/2022 (j)	20,900	20,337
3.500% due 06/15/2036	356	370
3.750% due 03/27/2019 (j)	900	991
4.000% due 06/15/2038 - 08/01/2043	17,072	17,603
4.500% due 07/15/2021 - 07/01/2043	84,857	89,575
5.000% due 02/16/2017 (j)	1,500	1,709
5.500% due 08/23/2017 (j)	300	350
5.500% due 03/01/2037 - 11/01/2037	422	454

Ginnie Mae
3.000% due 04/15/2042 - 07/01/2043		175,001	173,291
3.500% due 03/15/2042 - 07/01/2043		29,000	29,757
4.000% due 07/01/2043		2,000	2,096
5.000% due 03/15/2038 - 11/15/2041		10,660	11,537
Small Business Administration
6.220% due 12/01/2028		59	68

Total U.S. Government Agencies (Cost $1,668,139)			1,652,721

U.S. TREASURY OBLIGATIONS 11.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (j)		14,743	15,133
0.125% due 01/15/2022 (j)		12,329	12,074
0.125% due 07/15/2022 (j)		34,684	33,898
0.625% due 07/15/2021 (h)(j)		54,683	56,454
0.750% due 02/15/2042 (h)(j)		6,792	5,980
1.125% due 01/15/2021 (j)		5,634	6,025
1.250% due 07/15/2020 (j)		14,501	15,754
1.375% due 01/15/2020 (j)		4,731	5,156
1.750% due 01/15/2028 (h)(j)		20,868	23,374
1.875% due 07/15/2019 (j)		9,693	10,930
2.000% due 01/15/2026 (j)		19,683	22,729
2.125% due 01/15/2019 (j)		3,249	3,675
2.375% due 01/15/2025 (h)(j)		51,567	61,425
2.375% due 01/15/2027 (h)(j)		105,393	126,793
2.500% due 01/15/2029 (h)(j)		47,656	58,725
3.875% due 04/15/2029 (j)		6,224	8,967
U.S. Treasury Notes
0.625% due 04/30/2018		72,100	69,653
0.750% due 10/31/2017 (h)(j)		13,100	12,850
0.750% due 12/31/2017 (h)(j)		29,300	28,658
0.750% due 02/28/2018 (h)(j)		35,100	34,229
1.375% due 05/31/2020 (h)(j)		11,600	11,188
2.000% due 02/15/2023		300	288
2.625% due 04/30/2018 (j)		10,600	11,240
2.875% due 03/31/2018 (j)		1,700	1,823

Total U.S. Treasury Obligations (Cost $672,798)			637,021

MORTGAGE-BACKED SECURITIES 4.5%
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	939	1,225
1.603% due 05/16/2047		1,613	2,133
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$9,211	9,278
Banc of America Funding Corp.
0.472% due 06/20/2047		3,600	2,168
5.016% due 02/20/2035		3,674	3,643
Banc of America Large Loan Trust
2.493% due 11/15/2015		1,519	1,524
Banc of America Mortgage Trust
2.798% due 06/25/2035		2,842	2,626
Banc of America Re-REMIC Trust
5.823% due 02/24/2051		4,900	5,453
BCAP LLC Trust
2.793% due 12/26/2037		137	139
3.472% due 12/26/2035		8,668	7,782
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		1,587	1,569
2.643% due 08/25/2035		1,088	1,097
Bear Stearns Alt-A Trust
0.513% due 08/25/2036		5,753	3,239
Chase Mortgage Finance Trust
2.916% due 12/25/2035		2,381	2,129
Citigroup Mortgage Loan Trust, Inc.
0.263% due 01/25/2037		871	462
2.570% due 03/25/2036		1,967	1,776
2.823% due 03/25/2034		1,546	1,538
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		2,209	1,798
0.393% due 05/25/2036		5,939	4,284
Credit Suisse First Boston Mortgage Securities Corp.
2.592% due 02/25/2034		1,119	1,116
Downey Savings & Loan Association Mortgage Loan Trust
1.012% due 09/19/2044		614	561
First Horizon Mortgage Pass-Through Trust
2.597% due 10/25/2035		683	578
Granite Master Issuer PLC
0.372% due 12/20/2054		4,236	4,109
0.733% due 12/20/2054	GBP	29,533	43,814
0.813% due 12/20/2054		13,335	19,767
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	130	167
0.869% due 09/20/2044	GBP	2,594	3,880
0.884% due 01/20/2044		105	157
0.889% due 09/20/2044		696	1,043

GSR Mortgage Loan Trust
2.679% due 09/25/2035		$855	851
Harborview Mortgage Loan Trust
0.442% due 01/19/2036		6,653	4,325
0.532% due 06/20/2035		1,706	1,572
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	1,067	1,398
HomeBanc Mortgage Trust
0.503% due 03/25/2035		$4,992	3,917
Indus (Eclipse) PLC
0.674% due 01/25/2020	GBP	3,065	4,387
IndyMac Mortgage Loan Trust
0.453% due 06/25/2035		$568	468
JPMorgan Chase Commercial Mortgage Securities Corp.
4.928% due 09/12/2037		3,043	3,052
JPMorgan Chase Commercial Mortgage Securities Trust
5.447% due 06/12/2047		638	655
JPMorgan Mortgage Trust
2.854% due 07/25/2035		4,558	4,468
3.010% due 08/25/2035 ^		1,076	994
5.750% due 01/25/2036		44	40
Merrill Lynch Floating Trust
0.731% due 07/09/2021		13,774	13,737
Merrill Lynch Mortgage Investors Trust
0.443% due 11/25/2035		3,818	3,557
5.141% due 09/25/2035		1,116	1,060
Morgan Stanley Capital Trust
5.439% due 02/12/2044		1,675	1,714
5.610% due 04/15/2049		679	691
5.763% due 04/12/2049		3,153	3,165
Morgan Stanley Mortgage Loan Trust
0.453% due 04/25/2035		7,395	6,420
2.524% due 07/25/2035		2,559	2,106
Prime Mortgage Trust
6.000% due 06/25/2036		2,777	2,349
Provident Funding Mortgage Loan Trust
2.743% due 10/25/2035		6,455	6,403
Residential Accredit Loans, Inc. Trust
0.373% due 09/25/2036		6,445	4,564
0.693% due 03/25/2035		1,936	1,252
0.693% due 08/25/2035 ^		11,573	8,210
1.668% due 08/25/2035		210	175
3.723% due 12/25/2035		7,475	5,766
3.777% due 09/25/2035		2,655	1,980
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	102	126
Wachovia Mortgage Loan Trust LLC
3.033% due 10/20/2035		$2,075	1,785
WaMu Mortgage Pass-Through Certificates
0.483% due 12/25/2045		3,870	3,375
2.470% due 11/25/2046		7,026	6,226
4.534% due 12/25/2036 ^		745	633
4.973% due 06/25/2037		7,460	6,494
Wells Fargo Mortgage-Backed Securities Trust
2.682% due 03/25/2035		1,875	1,834

Total Mortgage-Backed Securities (Cost $229,123)			238,804

ASSET-BACKED SECURITIES 3.0%
Ares CLO Ltd.
0.524% due 02/24/2018		1,307	1,306
Asset-Backed Securities Corp. Home Equity Loan Trust
0.833% due 07/25/2035		2,400	2,120
Bear Stearns Asset-Backed Securities Trust
0.353% due 08/25/2036		3,041	2,074
0.873% due 10/25/2035		11,700	6,620
Centurion CDO Ltd.
0.594% due 03/08/2017		19,470	19,380
Chase Issuance Trust
5.160% due 04/16/2018		100	111
Citibank Omni Master Trust
2.943% due 08/15/2018		4,600	4,725
Countrywide Asset-Backed Certificates
0.293% due 08/25/2037		4,574	4,493
Duane Street CLO Ltd.
0.525% due 11/08/2017		1,680	1,679
Globaldrive BV
2.470% due 08/20/2017	EUR	2,973	3,875
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		$7,014	7,012
0.498% due 08/07/2021		2,247	2,230
Hillmark Funding
0.524% due 05/21/2021		5,800	5,687
HSBC Home Equity Loan Trust
1.132% due 11/20/2036		2,239	2,235

JPMorgan Mortgage Acquisition Trust
0.433% due 05/25/2036		9,400	6,598
Lafayette CLO Ltd.
1.674% due 09/06/2022		5,860	5,856
Morgan Stanley ABS Capital, Inc.
0.513% due 11/25/2035		10,944	10,615
Option One Mortgage Loan Trust
0.333% due 01/25/2037		4,000	2,050
Park Place Securities, Inc.
0.643% due 09/25/2035		445	413
Penta CLO S.A.
0.518% due 06/04/2024	EUR	3,873	4,799
SLC Student Loan Trust
4.750% due 06/15/2033		$5,597	5,232
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	7,349	9,389
3.443% due 05/16/2044		$2,174	2,251
3.500% due 08/17/2043		2,672	2,525
Soundview Home Loan Trust
0.323% due 12/25/2036		3,323	3,131
South Texas Higher Education Authority, Inc.
0.774% due 10/01/2020		14,307	14,298
Specialty Underwriting & Residential Finance Trust
0.493% due 12/25/2036		28,000	18,364
Structured Asset Securities Corp.
0.363% due 12/25/2036		4,900	3,333
Venture CDO Ltd.
0.496% due 07/22/2021		9,500	9,210

Total Asset-Backed Securities (Cost $154,329)			161,611

SOVEREIGN ISSUES 4.8%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	2,200	2,861
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$9,700	10,622
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	10,000	3,121
Indonesia Government International Bond
7.500% due 01/15/2016		$2,900	3,201
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,057
Mexico Government International Bond
6.250% due 06/16/2016	MXN	34,400	2,790
7.750% due 12/14/2017		38,100	3,250
10.000% due 12/05/2024		6,900	719
Province of British Columbia
4.300% due 06/18/2042	CAD	300	308
Province of Ontario
1.600% due 09/21/2016		$7,800	7,919
1.650% due 09/27/2019		800	765
2.850% due 06/02/2023	CAD	300	274
3.000% due 07/16/2018		$22,700	23,847
3.150% due 06/02/2022	CAD	48,900	46,327
4.000% due 10/07/2019		$2,000	2,177
4.000% due 06/02/2021	CAD	5,400	5,486
4.200% due 03/08/2018		200	206
4.200% due 06/02/2020		19,100	19,720
4.300% due 03/08/2017		800	824
4.400% due 06/02/2019		900	940
4.400% due 04/14/2020		$9,300	10,320
4.600% due 06/02/2039	CAD	600	632
5.500% due 06/02/2018		300	326
5.850% due 03/08/2033		1,400	1,691
Province of Quebec
2.750% due 08/25/2021		$48,400	47,598
3.000% due 09/01/2023	CAD	200	183
3.500% due 07/29/2020		$7,300	7,689
3.500% due 12/01/2022	CAD	11,800	11,395
4.250% due 12/01/2021		11,900	12,242
4.250% due 12/01/2043		22,200	22,047
4.500% due 12/01/2017		100	104
4.500% due 12/01/2018		500	524

Qatar Government International Bond
5.250% due 01/20/2020		$7,600	8,531

Total Sovereign Issues (Cost $269,696)			259,696

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		1,639	1,957

Total Convertible Preferred Securities (Cost $1,840)			1,957

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		1,000	1,205
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,303
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (c)		4,800	6,129

Total Preferred Securities (Cost $8,472)			8,637

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 39.0%
CERTIFICATES OF DEPOSIT 1.0%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$9,600	9,616
1.500% due 09/27/2013		8,300	8,317
1.700% due 09/06/2013		17,600	17,634
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		13,200	13,135
0.000% due 11/01/2013		3,300	3,285

			51,987

COMMERCIAL PAPER 2.1%
Electricite de France S.A.
0.825% due 01/17/2014		17,700	17,661
Entergy Corp.
0.790% due 07/08/2013		5,800	5,799
0.790% due 08/14/2013		7,200	7,193
0.790% due 08/20/2013		8,200	8,191
0.800% due 08/27/2013		15,300	15,280
0.940% due 11/04/2013		17,600	17,564
Santander S.A.
3.100% due 10/01/2013		16,300	16,265
Standard Chartered Bank
0.950% due 09/26/2013		14,500	14,493
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		12,900	12,875

			115,321

REPURCHASE AGREEMENTS (e) 2.0%			104,400

MEXICO TREASURY BILLS 2.8%
3.849% due 07/25/2013 - 09/19/2013 (a)	MXN	1,946,500	149,367

U.S. TREASURY BILLS 1.4%
0.036% due 08/08/2013 - 08/22/2013 (a)(f)(j)		$73,589	73,586

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 29.7%
PIMCO Short-Term Floating NAV Portfolio	779	8
PIMCO Short-Term Floating NAV Portfolio III	159,014,188	1,588,710

		1,588,718

Total Short-Term Instruments (Cost $2,092,391)		2,083,379

Total Investments 118.7% (Cost $6,393,473)		$6,351,277
Written Options (g)(i) (0.4%) (Premiums $7,239)		(19,650)
Other Assets and Liabilities (Net) (18.3%)		(980,941)

Net Assets 100.0%		$5,350,686

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$12,000	U.S. Treasury Bonds 2.750% due 08/15/2042	$(12,505)	$12,000	$12,000
SAL	0.220%	06/28/2013	07/01/2013	92,400	Freddie Mac 1.620% due 11/21/2019	(93,563)	92,400	92,400

						$(106,068)	$104,400	$104,400

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $99,506 at a weighted average interest rate of (0.013%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2043	$3,000	$3,264	$(3,261)

(f)	Securities with an aggregate market value of $2,850 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	486	$282	$(1,396)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	486	144	(14)

				$426	$(1,410)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	78	$8
3-Month Euribor June Futures	Long	06/2015	79	(48)
3-Month Euribor March Futures	Long	03/2015	81	(45)
90-Day Eurodollar December Futures	Long	12/2015	2,188	(3,426)
90-Day Eurodollar June Futures	Long	06/2015	3,759	(1,675)
90-Day Eurodollar March Futures	Long	03/2016	555	(1,024)
90-Day Eurodollar September Futures	Long	09/2014	233	23
90-Day Eurodollar September Futures	Long	09/2015	276	(183)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	42	20
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	42	(51)

				$(6,401)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$68,900	$(1,064)	$(983)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		600,200	2,096	(1,811)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		136,200	18,657	9,848
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	7,700	(9)	20
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		22,000	(30)	19

						$19,650	$7,093

(h)	Securities with an aggregate market value of $21,094 and cash of $237 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	10,682		$10,451	WST	$688	$0	$688
07/2013	GBP	74,508		112,954	HUS	0	(369)	(369)
07/2013	JPY	139,100		1,420	BPS	18	0	18
07/2013		124,500		1,277	BRC	22	0	22
07/2013		97,600		1,000	MSC	16	0	16
07/2013		2,438,506		24,699	UAG	111	0	111
07/2013	KRW	5,412,519		4,770	JPM	34	0	34
07/2013	MXN	373,097		30,202	GLM	1,467	0	1,467
07/2013	MYR	1,862		601	DUB	13	0	13
07/2013		1,237		400	HUS	10	0	10
07/2013		1,546		500	JPM	12	0	12
07/2013		3,573		1,153	UAG	26	0	26
07/2013		$3,902	GBP	2,489	BPS	0	(116)	(116)
07/2013		99,125		64,435	BRC	0	(1,123)	(1,123)
07/2013		6,708		4,300	CBK	0	(168)	(168)
07/2013		5,028		3,284	HUS	0	(33)	(33)
07/2013		7,492	JPY	739,700	CBK	0	(33)	(33)
07/2013		17,136		1,632,000	DUB	0	(680)	(680)
07/2013		4,283		403,600	FBF	0	(214)	(214)
07/2013		7,285		693,400	JPM	0	(293)	(293)
07/2013		4,648	KRW	5,412,519	BRC	87	0	87
07/2013		2,100	MYR	6,391	BRC	0	(83)	(83)
07/2013		600		1,828	FBF	0	(23)	(23)
07/2013	ZAR	59,054		$5,800	MSC	0	(150)	(150)
08/2013	BRL	10,545		4,805	BOA	113	(1)	112
08/2013		18,273		8,048	BRC	13	(97)	(84)
08/2013		1,002		448	DUB	2	0	2
08/2013		16,392		7,501	FBF	206	0	206
08/2013		13,015		5,891	HUS	111	(12)	99
08/2013		5,314		2,412	MSC	47	0	47
08/2013	GBP	63,362		97,456	BRC	1,106	0	1,106
08/2013	IDR	17,856,800		1,803	UAG	50	0	50
08/2013	MXN	32,099		2,645	BOA	176	0	176
08/2013		7,219		581	DUB	26	0	26
08/2013		178,045		14,510	FBF	814	0	814
08/2013		190,384		15,363	HUS	718	0	718
08/2013		477,871		38,621	MSC	1,907	0	1,907
08/2013		$48,465	BRL	98,471	UAG	0	(4,643)	(4,643)
08/2013		400	IDR	3,968,800	FBF	0	(10)	(10)
08/2013		1,400		13,888,000	JPM	0	(37)	(37)
09/2013	CAD	131,757		$129,384	BRC	4,354	0	4,354
09/2013	EUR	22,600		29,055	UAG	118	(488)	(370)
09/2013	MXN	132,691		10,702	BPS	532	(1)	531
09/2013		507,315		39,123	CBK	239	0	239
09/2013		28,494		2,289	DUB	102	0	102
09/2013		32,180		2,644	FBF	176	0	176
09/2013		68,915		5,274	HUS	36	(44)	(8)
09/2013		88,627		6,894	JPM	101	0	101
09/2013		12,378		924	MSC	0	(25)	(25)
09/2013		483,584		39,146	UAG	2,095	(10)	2,085
09/2013		$51,038	EUR	38,646	BOA	0	(718)	(718)
09/2013		12,881		9,730	BRC	0	(212)	(212)
09/2013		12,688		9,534	CBK	0	(274)	(274)
09/2013		6,745		5,059	DUB	0	(158)	(158)
09/2013		16,941		12,677	FBF	0	(434)	(434)
09/2013		14,906		11,281	HUS	0	(217)	(217)
09/2013		4,369		3,310	MSC	0	(59)	(59)
09/2013		11	MXN	145	BOA	0	0	0
09/2013		32		417	BPS	0	0	0
09/2013		10		133	BRC	0	0	0
09/2013		84,913		1,060,526	HUS	0	(3,629)	(3,629)
09/2013		34		438	JPM	0	(1)	(1)
09/2013		69		880	MSC	0	(1)	(1)
09/2013		65		845	UAG	0	0	0
10/2013	KRW	5,412,519		$4,632	BRC	0	(84)	(84)
10/2013	RUB	243,790		7,440	GLM	133	0	133
10/2013	THB	63,327		2,020	JPM	0	(11)	(11)
10/2013	TRY	1,101		580	BRC	18	0	18
10/2013		3,642		1,850	CBK	0	(10)	(10)
11/2013	EUR	40,845		52,781	FBF	0	(415)	(415)
12/2013		66,400		83,810	BOA	0	(2,689)	(2,689)
04/2014		300		380	CBK	0	(11)	(11)
06/2014		500		634	FBF	0	(18)	(18)

						$15,697	$(17,594)	$(1,897)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	31,400	$59	$(37)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,400	70	(87)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,600	15	(9)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,600	17	(21)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,600	16	(9)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,600	16	(21)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$37,300	263	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	30,200	63	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		12,200	23	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		4,000	7	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$29,200	18	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		29,200	172	(967)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		129,300	341	(2,074)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		8,700	6	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		29,000	30	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		29,000	165	(824)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		8,700	23	(190)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		46,700	157	(749)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		123,200	339	(2,217)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		196,200	196	(38)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		196,200	834	(2,819)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		86,000	48	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		86,000	217	(1,876)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		112,200	569	(1,612)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		29,200	12	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		29,200	112	(830)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	17,300	88	(10)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		8,500	43	(5)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$14,800	59	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		14,800	99	(225)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		13,200	59	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		13,200	96	(201)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,400	35	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		17,400	110	(265)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		83,800	410	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		83,800	307	(1,275)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		51,800	200	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		51,800	231	(788)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		31,600	159	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		31,600	223	(481)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		33,000	110	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		33,000	125	(502)

								$6,142	$(18,141)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	93.000	07/05/2013	$7,900	$82	$(1)
Put - OTC USD versus JPY	BPS		95.000	07/05/2013	43,000	352	(20)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	14,400	136	(7)
Put - OTC USD versus JPY	BOA		96.000	08/12/2013	7,400	44	(62)

						$614	$(90)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,100	$19	$(3)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	31	(4)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	7	(2)

						$57	$(9)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		$3,900	$16	$22	$(6)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%		500	(2)	(7)	5
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%		10,800	(112)	(36)	(76)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%		12,200	(153)	(18)	(135)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(7)	(16)	9
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		1,000	(5)	(10)	5
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.295%		7,200	(44)	(90)	46
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.440%		10,700	(134)	(16)	(118)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.252%		500	(3)	(7)	4
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.252%		300	(1)	(8)	7
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		900	(6)	(9)	3
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		1,400	(9)	(16)	7
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		500	(3)	(5)	2
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.642%		2,200	20	(44)	64
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.418%		4,000	232	142	90
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.228%		3,500	(23)	(59)	36
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.228%		1,400	(9)	(26)	17
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.228%		1,400	(9)	(24)	15
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%		1,800	(173)	(125)	(48)
JPMorgan Chase & Co.	CBK	1.000%	06/20/2014	0.341%		6,700	45	61	(16)
JPMorgan Chase & Co.	CBK	1.000%	09/20/2014	0.389%		7,000	56	71	(15)
MetLife, Inc.	BOA	1.000%	12/20/2014	0.412%		6,100	55	(88)	143
MetLife, Inc.	BOA	1.000%	12/20/2015	0.681%		1,900	16	(106)	122
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%		200	2	(3)	5
MetLife, Inc.	FBF	1.000%	12/20/2014	0.412%		200	2	(3)	5
MetLife, Inc.	GST	1.000%	03/20/2015	0.497%		2,000	18	(121)	139
MetLife, Inc.	GST	1.000%	09/20/2015	0.613%		3,500	32	(225)	257
MetLife, Inc.	JPM	1.000%	09/20/2015	0.613%		5,600	50	(332)	382
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%		400	2	(9)	11
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.880%		4,500	16	(22)	38
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.733%		400	2	(9)	11
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.733%		200	1	(5)	6
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%		12,600	36	31	5
Mexico Government International Bond	DUB	1.000%	09/20/2017	1.113%		1,700	(7)	(24)	17
Mexico Government International Bond	GST	1.000%	06/20/2017	1.078%		700	(1)	(6)	5
Mexico Government International Bond	JPM	1.000%	06/20/2017	1.078%		9,600	(26)	(127)	101
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.880%		5,700	20	(35)	55
Mexico Government International Bond	MYC	1.000%	09/20/2017	1.113%		1,400	(6)	(20)	14
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.789%		7,200	35	(84)	119
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.141%	EUR	4,400	18	(62)	80
U.S. Treasury Notes	HUS	0.250%	06/20/2017	0.197%		6,200	18	(12)	30
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%		$900	12	5	7

							$(29)	$(1,477)	$1,448

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$8,500	$234	$544	$(310)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	25	118	(93)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	22,000	606	1,440	(834)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	14	57	(43)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	1,700	47	191	(144)

					$926	$2,350	$(1,424)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	2,800	$(46)	$2	$(48)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		7,300	(136)	0	(136)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		1,300	(24)	0	(24)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		4,800	(82)	0	(82)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		5,000	(82)	18	(100)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		3,000	(50)	10	(60)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	6,800	8	1	7
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		2,300	(3)	(1)	(2)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		6,800	(9)	(4)	(5)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		30,000	5	3	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		182,000	29	(68)	97
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		52,000	8	(23)	31
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		38,000	6	(24)	30
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		13,000	3	(2)	5
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		300	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		10,000	(54)	(20)	(34)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		33,000	(179)	(31)	(148)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		163,600	(886)	(337)	(549)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		133,000	(720)	(264)	(456)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		44,000	(178)	(4)	(174)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	UAG		26,000	(105)	(3)	(102)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		27,000	(72)	(7)	(65)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		300	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		400	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		400	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		300	(1)	(1)	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		600	(2)	(2)	0

							$(2,577)	$(760)	$(1,817)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAEMLT Index	234,810	1-Month USD-LIBOR plus a specified spread	$504,212	07/31/2013	BOA	$(35,869)
Receive	ERAEMLT Index	57,209	1-Month USD-LIBOR plus a specified spread	122,846	12/31/2013	BOA	(8,818)
Receive	ERAEMLT Index	109,650	1-Month USD-LIBOR plus a specified spread	247,414	03/31/2014	BOA	(29,017)
Receive	ERAEMLT Index	133,748	1-Month USD-LIBOR plus a specified spread	294,965	04/30/2014	BOA	(28,375)
Receive	ERAEMLT Index	321,147	1-Month USD-LIBOR plus a specified spread	689,344	05/15/2014	BOA	(49,235)
Receive	ERAEMLT Index	68,251	1-Month USD-LIBOR plus a specified spread	146,557	05/30/2014	BOA	(10,510)
Receive	ERAEMLT Index	230,947	1-Month USD-LIBOR plus a specified spread	515,515	06/13/2014	BOA	(54,945)
Receive	ERAEMLT Index	205,142	1-Month USD-LIBOR plus a specified spread	420,000	06/16/2014	BOA	(10,876)
Receive	ERAEMLT Index	223,020	1-Month USD-LIBOR plus a specified spread	444,925	06/30/2014	BOA	0
Receive	ERAEMLT Index	105,204	1-Month USD-LIBOR plus a specified spread	224,343	05/30/2014	BRC	(15,116)
Receive	ERAEMLT Index	180,814	1-Month USD-LIBOR plus a specified spread	388,265	07/31/2013	FBF	(27,820)
Receive	ERAEMLT Index	223,876	1-Month USD-LIBOR plus a specified spread	501,071	04/15/2014	FBF	(54,942)
Receive	ERAEMLT Index	307,880	1-Month USD-LIBOR plus a specified spread	678,948	04/30/2014	FBF	(65,284)
Receive	ERAEMLT Index	172,181	1-Month USD-LIBOR plus a specified spread	369,728	01/31/2014	JPM	(26,532)
Receive	ERAEMLT Index	123,400	1-Month USD-LIBOR plus a specified spread	278,422	03/31/2014	JPM	(32,478)

							$(449,817)

(j)	Securities with an aggregate market value of $641,908 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$8,494	$0	$8,494
Corporate Bonds & Notes
Banking & Finance	0	684,400	3,184	687,584
Industrials	0	325,829	9,377	335,206
Utilities	0	29,874	0	29,874
Municipal Bonds & Notes
Arizona	0	7,747	0	7,747
California	0	50,035	0	50,035
Florida	0	2,311	0	2,311
Illinois	0	16,676	0	16,676
Kansas	0	9,781	0	9,781
Louisiana	0	8,752	0	8,752
Massachusetts	0	3,416	0	3,416
Nebraska	0	112	0	112
Nevada	0	11,328	0	11,328
New Jersey	0	6,345	0	6,345
New York	0	60,412	0	60,412
Ohio	0	18,113	0	18,113
Tennessee	0	116	0	116
Texas	0	14,272	0	14,272
Virginia	0	26,886	0	26,886
Washington	0	9,991	0	9,991
U.S. Government Agencies	0	1,647,004	5,717	1,652,721
U.S. Treasury Obligations	0	637,021	0	637,021
Mortgage-Backed Securities	0	233,351	5,453	238,804
Asset-Backed Securities	0	136,375	25,236	161,611
Sovereign Issues	0	259,696	0	259,696
Convertible Preferred Securities
Banking & Finance	1,957	0	0	1,957
Preferred Securities
Banking & Finance	1,303	7,334	0	8,637
Short-Term Instruments
Certificates of Deposit	0	51,987	0	51,987
Commercial Paper	0	115,321	0	115,321
Repurchase Agreements	0	104,400	0	104,400
Mexico Treasury Bills	0	149,367	0	149,367
U.S. Treasury Bills	0	73,586	0	73,586
Central Funds Used for Cash Management Purposes	1,588,718	0	0	1,588,718
	$1,591,978	$4,710,332	$48,967	$6,351,277

Short Sales, at value
U.S. Government Agencies	0	(3,261)	0	(3,261)
	$0	$(3,261)	$0	$(3,261)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,862	0	1,862
Equity Contracts	0	11,603	0	11,603
Foreign Exchange Contracts	0	15,697	0	15,697
Interest Rate Contracts	51	10,059	0	10,110
	$51	$39,221	$0	$39,272

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,838)	0	(1,838)
Equity Contracts	0	(461,420)	0	(461,420)
Foreign Exchange Contracts	0	(17,684)	0	(17,684)
Interest Rate Contracts	(6,452)	(24,334)	(9)	(30,795)

	$(6,452)	$(505,276)	$(9)	$(511,737)

Totals	$1,585,577	$4,241,016	$48,958	$5,875,551

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$11,779	$0	$(7)	$(11)	$0	$(72)	$0	$(8,505)	$3,184	$(36)
Industrials	12,896	0	(3,142)	0	143	(520)	0	0	9,377	(400)
U.S. Government Agencies	6,135	0	(426)	0	2	6	0	0	5,717	8
Mortgage-Backed Securities	5,562	0	0	0	0	(109)	0	0	5,453	(109)
Asset-Backed Securities	9,924	19,376	(4,059)	0	0	(5)	0	0	25,236	(4)

	$46,296	$19,376	$(7,634)	$(11)	$145	$(700)	$0	$(8,505)	$48,967	$(541)

Financial Derivative Instruments – Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$1	$0	$0	$(9)	$1

Totals	$46,286	$19,376	$(7,634)	$(11)	$145	$(699)	$0	$(8,505)	$48,958	$(540)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,511	Benchmark Pricing	Base Price	100.88
	1,673	Third Party Vendor	Broker Quote	102.79
Industrials	9,377	Third Party Vendor	Broker Quote	99.75
U.S. Government Agencies	5,717	Third Party Vendor	Broker Quote	100.25
Mortgage-Backed Securities	5,453	Benchmark Pricing	Base Price	111.50
Asset-Backed Securities	25,236	Benchmark Pricing	Base Price	99.65 - 100.00

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(9)	Indicative Market Quotations	Broker Quote	0.16

Total	$48,958

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$500	$513
Qtel International Finance Ltd.
6.500% due 06/10/2014		3,100	3,240

Total Bermuda (Cost $3,728)			3,753

BRAZIL 7.7%
CORPORATE BONDS & NOTES 1.4%
Banco Bradesco S.A.
2.374% due 05/16/2014		$4,100	4,139
Banco do Brasil S.A.
2.963% due 07/02/2014		6,900	6,953
4.500% due 01/22/2015		9,960	10,196
Banco Santander Brasil S.A.
2.373% due 03/18/2014		54,250	53,998
Banco Votorantim Ltd.
3.276% due 03/28/2014		11,900	11,911
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	5,750	3,795
CSN Islands Corp.
9.750% due 12/16/2013		$200	206
Petrobras Global Finance BV
1.894% due 05/20/2016		18,600	18,535
2.000% due 05/20/2016		10,100	9,914
2.414% due 01/15/2019		17,900	17,587
Petrobras International Finance Co.
2.875% due 02/06/2015		45,400	45,919
3.875% due 01/27/2016		2,000	2,067

			185,220

SOVEREIGN ISSUES 6.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,049,544	460,427
10.000% due 01/01/2021		663,220	284,008
10.000% due 01/01/2023		250,057	106,197

			850,632

Total Brazil (Cost $1,200,082)			1,035,852

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.516% due 10/20/2020		$11,990	11,872
Hyundai Capital Auto Funding Ltd.
1.193% due 09/20/2016		4,972	4,980

			16,852

CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd.
3.125% due 11/16/2015		1,800	1,852

Total Cayman Islands (Cost $18,569)			18,704

CHILE 0.3%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
2.275% due 02/14/2014		$15,000	15,084
3.750% due 09/22/2015		5,300	5,474

			20,558

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,599,687	3,715
Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		685,580	1,380
3.000% due 07/01/2018		1,279,750	2,576
3.000% due 10/01/2018		34,279	70

			7,741

Total Chile (Cost $26,618)			28,299

COLOMBIA 3.3%
CORPORATE BONDS & NOTES 0.3%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	77,976,000	43,519

SOVEREIGN ISSUES 3.0%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	14,787
Colombia Government International Bond
7.750% due 04/14/2021		12,260,000	7,217
8.250% due 12/22/2014		$3,730	4,075
9.850% due 06/28/2027	COP	69,409,000	47,720
12.000% due 10/22/2015		175,978,000	105,517
Colombian TES
5.000% due 11/21/2018		183,268,400	90,457
6.000% due 04/28/2028		62,021,000	28,579
7.000% due 05/04/2022		122,285,900	64,239
7.500% due 08/26/2026		83,042,000	43,611

			406,202

Total Colombia (Cost $490,758)			449,721

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
2.400% due 04/10/2015		$1,950	1,987

Total France (Cost $1,950)			1,987

GERMANY 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Germany
0.750% due 09/13/2013	EUR	22,900	29,849

Total Germany (Cost $29,967)			29,849

GUATEMALA 0.0%
SOVEREIGN ISSUES 0.0%
Guatemala Government Bond
9.250% due 08/01/2013		$840	842

Total Guatemala (Cost $844)			842

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,076

Total Hong Kong (Cost $14,252)			14,076

HUNGARY 0.4%
SOVEREIGN ISSUES 0.4%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,251
5.500% due 02/12/2016		6,319,600	28,354
6.500% due 06/24/2019		620,000	2,879
6.750% due 11/24/2017		478,000	2,227
7.500% due 11/12/2020		4,270,000	20,759

Total Hungary (Cost $63,172)			57,470

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of India
4.375% due 02/02/2015		$900	934
4.400% due 04/21/2015		2,400	2,487
ICICI Bank Ltd.
2.023% due 02/24/2014		7,800	7,817

Indian Oil Corp. Ltd.
4.750% due 01/22/2015		17,100	17,745
State Bank of India
4.500% due 07/27/2015		1,000	1,043

Total India (Cost $29,970)			30,026

INDONESIA 6.7%
SOVEREIGN ISSUES 6.7%
Indonesia Government International Bond
6.125% due 05/15/2028	IDR	33,802,000	2,957
6.375% due 04/15/2042		454,596,000	38,059
6.625% due 05/15/2033		137,783,000	12,233
6.750% due 03/10/2014		$2,440	2,519
7.000% due 05/15/2022	IDR	11,000,000	1,098
7.250% due 04/20/2015		$16,595	17,985
7.375% due 09/15/2016	IDR	74,741,000	7,749
8.250% due 07/15/2021		355,000,000	38,307
8.250% due 06/15/2032		1,611,550,000	169,150
8.375% due 09/15/2026		692,918,000	74,252
9.500% due 07/15/2023		112,807,000	13,192
9.500% due 07/15/2031		862,533,000	100,728
9.500% due 05/15/2041		333,047,000	39,369
10.000% due 09/15/2024		268,000,000	32,193
10.000% due 02/15/2028		633,396,000	76,582
10.375% due 05/04/2014		$12,000	12,831
10.500% due 08/15/2030	IDR	1,046,563,000	132,251
10.500% due 07/15/2038		295,238,000	38,130
11.000% due 11/15/2020		618,548,000	76,544
11.000% due 09/15/2025		164,074,000	21,089
11.500% due 09/15/2019		46,330,000	5,733
12.800% due 06/15/2021		1,980,000	268

Total Indonesia (Cost $941,726)			913,219

IRELAND 2.5%
CORPORATE BONDS & NOTES 2.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$109,320	112,337
7.700% due 08/07/2013		30,530	30,629
Novatek OAO via Novatek Finance Ltd.
7.750% due 02/21/2017	RUB	2,898,300	87,153
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019		3,731,100	114,013
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	208

Total Ireland (Cost $360,656)			344,340

KAZAKHSTAN 1.8%
CORPORATE BONDS & NOTES 1.8%
KazMunayGas National Co. JSC
8.375% due 07/02/2013		$218,740	218,740
11.750% due 01/23/2015		300	341
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		22,016	22,645

Total Kazakhstan (Cost $241,545)			241,726

LUXEMBOURG 4.7%
CORPORATE BONDS & NOTES 4.7%
ArcelorMittal
4.250% due 02/25/2015		$7,500	7,566
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		3,200	3,384
7.510% due 07/31/2013		28,700	28,872
8.125% due 07/31/2014		54,220	57,734
8.125% due 02/04/2015	EUR	1,700	2,431
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$2,084	2,092
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		24,480	25,177
8.625% due 02/17/2017	RUB	1,482,800	44,837
8.700% due 03/17/2016		6,508,500	198,368
9.000% due 06/11/2014		$9,410	10,011
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		41,900	44,502
6.468% due 07/02/2013		58,130	58,130
7.000% due 01/31/2016	RUB	2,617,000	78,256

Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		$14,500	15,242
9.750% due 07/29/2013		57,324	57,782

Total Luxembourg (Cost $667,192)			634,384

MALAYSIA 7.4%
CORPORATE BONDS & NOTES 0.0%
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		$1,000	1,036

SOVEREIGN ISSUES 7.4%
Malaysia Government Bond
3.260% due 03/01/2018	MYR	416,870	131,156
3.314% due 10/31/2017		78,601	24,800
3.418% due 08/15/2022		844,768	262,800
3.434% due 08/15/2014		500	159
3.480% due 03/15/2023		100,010	31,201
3.492% due 03/31/2020		656,370	206,995
3.580% due 09/28/2018		273,901	86,834
3.814% due 02/15/2017		51,000	16,328
3.892% due 03/15/2027		35,000	11,288
4.012% due 09/15/2017		67,301	21,740
4.160% due 07/15/2021		85,052	27,804
4.262% due 09/15/2016		295,638	96,006
4.378% due 11/29/2019		243,980	80,812
4.392% due 04/15/2026		6,700	2,244

			1,000,167

Total Malaysia (Cost $1,046,098)			1,001,203

MEXICO 10.9%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	1

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.4%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	207
6.450% due 12/05/2022	MXN	518,000	38,915
Hipotecaria Su Casita S.A. de C.V.
5.810% due 06/28/2018 ^		77,488	329
Petroleos Mexicanos
4.875% due 03/15/2015		$5,272	5,569
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		1,500	1,586
8.750% due 01/31/2016	MXN	45,300	3,805
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		76,200	1,234

			51,645

SOVEREIGN ISSUES 10.5%
Mexico Government International Bond
5.000% due 06/15/2017		2,055,200	159,229
6.250% due 06/16/2016		5,915,275	479,801
6.500% due 06/10/2021		659,200	53,896
6.500% due 06/09/2022		515,300	41,999
7.500% due 06/03/2027		148,900	12,899
7.750% due 12/14/2017		1,819,600	155,197
7.750% due 05/29/2031		1,778,460	152,372
8.000% due 12/17/2015		53,100	4,433
8.000% due 06/11/2020		1,410,870	124,759
8.500% due 12/13/2018		2,291,267	202,630
8.500% due 05/31/2029		166,970	15,392
8.500% due 11/18/2038		156,780	14,154
9.500% due 12/18/2014		141,263	11,734

10.000% due 12/05/2024		17	2

			1,428,497

Total Mexico (Cost $1,477,333)			1,480,143

NETHERLANDS 0.8%
ASSET-BACKED SECURITIES 0.0%
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	742	954

CORPORATE BONDS & NOTES 0.8%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$44,010	46,604
10.500% due 03/25/2014		57,692	61,263
Volkswagen International Finance NV
0.884% due 04/01/2014		5,900	5,913
Waha Aerospace BV
3.925% due 07/28/2020		75	78

			113,858

Total Netherlands (Cost $114,873)			114,812

NIGERIA 1.7%
SOVEREIGN ISSUES 1.7%
Nigeria Government Bond
4.000% due 04/23/2015	NGN	507,800	2,657
7.000% due 10/23/2019		2,279,100	10,013
10.700% due 05/30/2018		554,800	3,022
15.100% due 04/27/2017		6,539,170	41,750
16.000% due 06/29/2019		12,767,900	84,699
16.390% due 01/27/2022		13,663,450	94,313

Total Nigeria (Cost $261,087)			236,454

PANAMA 0.5%
SOVEREIGN ISSUES 0.5%
Panama Government International Bond
7.250% due 03/15/2015		$60,470	66,215

Total Panama (Cost $66,438)			66,215

PERU 2.4%
SOVEREIGN ISSUES 2.4%
Peru Government International Bond
6.850% due 02/12/2042	PEN	38,000	13,864
6.900% due 08/12/2037		78,930	29,217
6.950% due 08/12/2031		179,445	67,231
7.840% due 08/12/2020		236,570	98,081
8.200% due 08/12/2026		18,630	8,204
9.875% due 02/06/2015		$3,250	3,681
9.910% due 05/05/2015	PEN	261,599	104,949

Total Peru (Cost $340,753)			325,227

PHILIPPINES 0.5%
SOVEREIGN ISSUES 0.5%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	37,887
4.950% due 01/15/2021		1,006,000	24,238

Total Philippines (Cost $63,792)			62,125

POLAND 7.9%
SOVEREIGN ISSUES 7.9%
Poland Government International Bond
3.980% due 01/25/2015	PLN	43,920	13,178
4.750% due 10/25/2016		276,100	86,768
5.000% due 04/25/2016		300,400	94,558
5.250% due 01/15/2014		$990	1,013
5.250% due 10/25/2017	PLN	564,990	180,899
5.250% due 10/25/2020		148,200	47,982
5.500% due 04/25/2015		343,640	107,887
5.500% due 10/25/2019		1,174,540	384,413
5.750% due 10/25/2021		303,300	101,140
5.750% due 09/23/2022		114,300	37,987
6.250% due 10/24/2015		56,790	18,249

Total Poland (Cost $1,097,770)			1,074,074

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
Nakilat, Inc.
6.067% due 12/31/2033		$665	752
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		16,450	17,252
5.832% due 09/30/2016		1,134	1,208

			19,212

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		5,200	5,415
5.150% due 04/09/2014		7,150	7,409

			12,824

Total Qatar (Cost $31,575)			32,036

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government Bond
5.750% due 01/27/2016	RON	72,900	21,602
5.800% due 10/26/2015		30,400	9,008
5.900% due 07/26/2017		22,100	6,502
5.950% due 06/11/2021		54,500	16,245
6.750% due 06/11/2017		12,800	3,920

Total Romania (Cost $60,019)			57,277

RUSSIA 3.0%
CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
8.875% due 11/17/2014		$1,500	1,625
VimpelCom Holdings BV
4.276% due 06/29/2014		34,800	35,068
9.000% due 02/13/2018	RUB	1,232,000	37,125

			73,818

SOVEREIGN ISSUES 2.5%
Russia Government International Bond
3.625% due 04/29/2015		$39,600	41,085
7.050% due 01/19/2028	RUB	1,980,600	55,911
7.500% due 02/27/2019		1,192,200	36,884
7.600% due 04/14/2021		2,809,400	87,261
7.600% due 07/20/2022		3,869,600	118,951

			340,092

Total Russia (Cost $451,242)			413,910

SOUTH AFRICA 12.2%
SOVEREIGN ISSUES 12.2%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	190,200	14,766
6.500% due 02/28/2041		237,000	18,506
6.750% due 03/31/2021		1,739,900	168,976
7.000% due 02/28/2031		724,900	63,822
7.250% due 01/15/2020		4,237,960	426,851
7.750% due 02/28/2023		146,600	14,975
8.000% due 12/21/2018		2,946,670	310,881
8.250% due 09/15/2017		3,723,370	395,569
10.500% due 12/21/2026		1,959,400	240,649

Total South Africa (Cost $2,053,683)			1,654,995

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
Export-Import Bank of Korea
1.422% due 09/21/2013		$17,000	17,001
2.072% due 03/21/2015		8,600	8,603
5.875% due 01/14/2015		2,100	2,237

Korea Development Bank
0.459% due 04/03/2014	EUR	4,500	5,862
Korea Electric Power Corp.
3.000% due 10/05/2015		$9,200	9,491
5.500% due 07/21/2014		3,400	3,550
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,100	1,136

Total South Korea (Cost $47,912)			47,880

SPAIN 0.4%
SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	13,100	17,467
4.305% due 03/06/2014		10,000	13,228
Junta de Castilla y Leon
6.270% due 02/19/2018		3,700	5,127
6.505% due 03/01/2019		3,400	4,737
Xunta de Galicia
5.763% due 04/03/2017		4,400	6,026
6.131% due 04/03/2018		3,200	4,439

Total Spain (Cost $49,102)			51,024

SRI LANKA 0.0%
SOVEREIGN ISSUES 0.0%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$4,300	4,558

Total Sri Lanka (Cost $4,569)			4,558

THAILAND 1.0%
SOVEREIGN ISSUES 1.0%
Thailand Government Bond
2.800% due 10/10/2017	THB	567,000	17,958
3.125% due 12/11/2015		1,229,681	39,825
3.450% due 03/08/2019		280,300	9,037
3.580% due 12/17/2027		411,000	12,516
3.625% due 05/22/2015		378,632	12,384
3.875% due 06/13/2019		292,530	9,630
5.125% due 03/13/2018		508,330	17,664
5.400% due 07/27/2016		123,000	4,239
5.625% due 01/12/2019		154,000	5,508
6.150% due 07/07/2026		118,000	4,621

Total Thailand (Cost $130,760)			133,382

TURKEY 4.6%
SOVEREIGN ISSUES 4.6%
Turkey Government International Bond
0.000% due 07/17/2013	TRY	27,300	14,133
0.000% due 09/11/2013		123,100	63,131
3.000% due 01/06/2021 (c)		147,075	77,018
3.000% due 07/21/2021 (c)		220,833	115,529
3.000% due 02/23/2022 (c)		346,468	181,884
4.000% due 04/01/2020 (c)		150,902	83,717
8.000% due 10/09/2013		93,400	48,736
10.500% due 01/15/2020		49,630	28,679
11.000% due 08/06/2014		7,300	3,919
16.000% due 08/28/2013		3,600	1,900

Total Turkey (Cost $691,064)			618,646

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
HBOS PLC
0.974% due 09/06/2017		$2,500	2,321
Mitchells & Butlers Finance PLC
0.959% due 12/15/2028	GBP	451	590

Total United Kingdom (Cost $2,816)			2,911

UNITED STATES 1.1%
ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.463% due 04/25/2036		$3,536	3,069

Citibank Omni Master Trust
4.900% due 11/15/2018		4,128	4,363
Countrywide Asset-Backed Certificates
0.293% due 05/25/2047		58	58
Credit-Based Asset Servicing and Securitization LLC
0.313% due 07/25/2037		28	14
HSI Asset Securitization Corp. Trust
0.483% due 11/25/2035		1,443	1,291
MASTR Asset-Backed Securities Trust
0.273% due 05/25/2037		33	33
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		354	184
SLM Student Loan Trust
0.550% due 01/25/2040	EUR	2,400	2,592

			11,604

CORPORATE BONDS & NOTES 0.9%
AbbVie, Inc.
1.200% due 11/06/2015		$5,800	5,809
Ally Financial, Inc.
3.475% due 02/11/2014		13,600	13,704
4.625% due 06/26/2015		32,010	32,823
6.750% due 12/01/2014		400	422
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,186
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		833	833
Bank of America N.A.
0.553% due 06/15/2016		12,000	11,579
CIT Group, Inc.
5.250% due 04/01/2014		18,000	18,315
Comcast Corp.
5.300% due 01/15/2014		985	1,009
Ford Motor Credit Co. LLC
1.525% due 05/09/2016		4,800	4,837
2.750% due 05/15/2015		4,750	4,818
8.000% due 06/01/2014		1,100	1,164
General Motors Financial Co., Inc.
2.750% due 05/15/2016		3,700	3,647
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		1,000	983
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		600	603
PepsiCo, Inc.
0.483% due 02/26/2016		2,000	2,004
SABMiller Holdings, Inc.
1.850% due 01/15/2015		11,962	12,139
SLM Corp.
5.375% due 05/15/2014		600	613
Wachovia Bank N.A.
0.653% due 11/03/2014		1,403	1,404
Wachovia Corp.
0.647% due 10/15/2016		2,400	2,359

			123,251

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
2.872% due 03/20/2036		233	205
Banc of America Large Loan Trust
2.493% due 11/15/2015		8,580	8,607
BCAP LLC Trust 0.363%
due 01/25/2037 ^		761	547
Bear Stearns Adjustable Rate Mortgage Trust
2.469% due 02/25/2036 ^		353	231
2.845% due 01/25/2035		37	35
Bear Stearns Alt-A Trust
2.594% due 08/25/2036 ^		538	215
2.864% due 09/25/2035		65	54
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034		49	49
2.833% due 07/25/2046 ^		197	152
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		287	241
Countrywide Home Loan Mortgage Pass-Through Trust
3.080% due 09/25/2047 ^		122	99
GSR Mortgage Loan Trust
3.011% due 11/25/2035		249	211
Harborview Mortgage Loan Trust
0.532% due 06/20/2035		1,347	1,241
5.162% due 08/19/2036 ^		91	75
HomeBanc Mortgage Trust
5.464% due 04/25/2037 ^		341	267
Luminent Mortgage Trust
0.373% due 12/25/2036		127	92

MASTR Alternative Loan Trust
0.593% due 03/25/2036		123	26
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		68	61
Residential Accredit Loans, Inc. Trust
3.726% due 02/25/2036 ^		244	162
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^		299	136
Sequoia Mortgage Trust
2.549% due 01/20/2047		118	97
Structured Adjustable Rate Mortgage Loan Trust
5.189% due 03/25/2036 ^		228	189
WaMu Mortgage Pass-Through Certificates
2.088% due 01/25/2037 ^		215	169
2.144% due 04/25/2037		145	113
2.386% due 12/25/2036 ^		134	112
2.658% due 09/25/2036 ^		227	185
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 07/25/2037		293	229

			13,800

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 01/01/2027 - 12/01/2039		448	480

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
1.250% due 04/15/2014 (g)		40	40

Total United States (Cost $148,082)			149,175

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
CNPC General Capital Ltd.
1.450% due 04/16/2016		$22,400	22,143
TNK-BP Finance S.A.
6.250% due 02/02/2015		5,600	5,873

Total Virgin Islands (British) (Cost $28,252)			28,016

SHORT-TERM INSTRUMENTS 17.5%
CERTIFICATES OF DEPOSIT 1.5%
Banco Bradesco S.A.
0.000% due 07/29/2013		$52,900	52,863
Banco do Brasil S.A.
0.000% due 10/11/2013		67,000	66,863
Dexia Credit Local S.A.
1.400% due 09/20/2013		10,300	10,317
1.650% due 09/12/2013		45,700	45,792
1.700% due 09/06/2013		25,200	25,249

			201,084

COMMERCIAL PAPER 0.8%
Ford Motor Credit Co. LLC
1.021% due 01/06/2014		4,700	4,684
Santander S.A.
2.750% due 07/02/2013		13,300	13,299
3.100% due 10/01/2013		19,900	19,858
Standard Chartered Bank
0.950% due 10/01/2013		26,800	26,786
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013		38,910	38,870

			103,497

REPURCHASE AGREEMENTS (e) 0.0%			913

SHORT-TERM NOTES 0.7%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	62,000	80,958
Export-Import Bank of Korea
1.226% due 07/26/2013		$8,000	8,001

			88,959

JAPAN TREASURY BILLS 0.3%
0.089% due 08/12/2013	JPY	3,910,000	39,419

MEXICO TREASURY BILLS 0.6%
3.924% due 07/18/2013	MXN	1,102,000	84,894

U.S. TREASURY BILLS 3.4%
0.036% due 08/01/2013 - 04/03/2014 (b)(i)		$458,745	458,724

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 10.2%
PIMCO Short-Term Floating NAV Portfolio		137,741,305	1,378,240
PIMCO Short-Term Floating NAV Portfolio III		3,136	31

			1,378,271

Total Short-Term Instruments (Cost $2,358,836)			2,355,761

Total Investments 101.1% (Cost $14,617,085)			$13,714,072
Written Options (f)(h) (0.1%) (Premiums $8,632)			(15,248)
Other Assets and Liabilities (Net) (1.0%)			(140,260)

Net Assets 100.0%			$13,558,564

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$913	Fannie Mae 2.200% due 10/17/2022	$(935)	$913	$913

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $5,094 at a weighted average interest rate of 1.733%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	07/01/2043	$3,000	$3,203	$(3,203)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	1,120	$671	$(3,217)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	1,120	301	(32)

				$972	$(3,249)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	224	$(656)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	$81,450	$1,351	$762

(g)	Securities with an aggregate market value of $40 and cash of $5,681 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	BRL	11,048		$5,000	CBK	$49	$0	$49
07/2013		6,892		3,111	DUB	22	0	22
07/2013		28,306		12,956	FBF	270	0	270
07/2013		919		409	JPM	0	(3)	(3)
07/2013		11,976		5,405	MSC	38	0	38
07/2013	CNY	455,638		74,087	UAG	125	0	125
07/2013	EUR	171,013		220,898	MSC	0	(1,701)	(1,701)
07/2013	GBP	3,161		4,863	BRC	55	0	55
07/2013	IDR	101,167,733		10,243	BRC	147	0	147
07/2013		188,418,919		19,123	CBK	321	0	321
07/2013		344,985,502		34,777	DUB	372	(20)	352
07/2013		23,294,730		2,369	SCX	45	0	45
07/2013		378,664,055		38,134	UAG	377	(28)	349
07/2013	ILS	18,725		5,148	BRC	1	0	1
07/2013	INR	6,561,080		111,543	BRC	1,600	0	1,600
07/2013		1,704,151		29,416	CBK	860	0	860
07/2013		808,242		14,140	DUB	596	0	596
07/2013		1,329,175		23,096	FBF	823	0	823
07/2013		452,241		7,948	HUS	370	0	370
07/2013		2,039,433		35,337	UAG	1,162	0	1,162
07/2013	JPY	6,189,400		62,623	BPS	214	0	214
07/2013		1,999,400		19,687	MSC	0	(473)	(473)
07/2013		7,452,715		75,488	UAG	340	0	340
07/2013	KRW	12,843,825		11,393	UAG	156	0	156
07/2013	MXN	1,064,958		86,935	HUS	4,863	0	4,863
07/2013		26,366		2,152	JPM	120	0	120
07/2013	MYR	76,964		24,676	BRC	390	0	390
07/2013		873,409		275,469	CBK	1,460	(1,589)	(129)
07/2013		546,546		178,188	DUB	5,730	0	5,730
07/2013		150,000		47,408	HUS	77	0	77
07/2013		108,439		35,122	MSC	905	0	905
07/2013		1,182,498		385,520	SCX	13,380	(988)	12,392
07/2013		190,242		60,393	UAG	364	0	364
07/2013	PHP	297,080		7,000	BRC	113	0	113
07/2013		399,082		9,399	CBK	147	0	147
07/2013		196,433		4,646	DUB	92	0	92
07/2013		1,529		36	GLM	1	0	1
07/2013		549,900		13,000	JPM	251	0	251
07/2013	SGD	2,549		1,997	UAG	0	(14)	(14)
07/2013	THB	11,361,601		367,463	BRC	2,016	(648)	1,368
07/2013		2,305,200		74,020	CBK	166	(424)	(258)
07/2013		469,201		15,801	DUB	682	0	682
07/2013		377,266		12,780	FBF	624	0	624
07/2013		500,042		16,362	HUS	249	0	249
07/2013		6,860,505		221,203	JPM	1,089	(946)	143
07/2013		6,538,256		210,195	UAG	424	(905)	(481)
07/2013		$4,986	BRL	11,048	CBK	0	(35)	(35)
07/2013		3,291		6,892	DUB	0	(202)	(202)
07/2013		13,190		28,306	FBF	0	(505)	(505)
07/2013		415		919	JPM	0	(3)	(3)
07/2013		5,409		11,976	MSC	2	(44)	(42)
07/2013		72,965	CNY	455,638	JPM	997	0	997
07/2013		8,035	EUR	6,194	BOA	28	0	28
07/2013		215,523		163,846	CBK	0	(2,253)	(2,253)
07/2013		1,273		973	JPM	0	(6)	(6)
07/2013		4,890	GBP	3,161	DUB	0	(83)	(83)
07/2013		13,760	IDR	134,610,020	BRC	0	(328)	(328)
07/2013		11,665		114,340,678	DUB	0	(255)	(255)
07/2013		38,127		397,475,837	FBF	1,535	0	1,535
07/2013		8,060		78,818,740	HUS	0	(195)	(195)
07/2013		5,380		53,268,564	JPM	1	(66)	(65)
07/2013		11,813		115,498,403	SCX	0	(288)	(288)
07/2013		14,440		142,518,696	UAG	0	(218)	(218)
07/2013		5,047	ILS	18,452	MSC	25	0	25
07/2013		75		274	UAG	0	0	0
07/2013		25,953	INR	1,415,347	BRC	0	(2,236)	(2,236)
07/2013		13,559		736,660	CBK	0	(1,215)	(1,215)
07/2013		13,903		753,543	HUS	0	(1,276)	(1,276)
07/2013		1,607		87,132	JPM	0	(147)	(147)
07/2013		178,698		9,901,641	UAG	0	(12,776)	(12,776)
07/2013		55,982	JPY	5,462,300	DUB	0	(904)	(904)
07/2013		55,426		5,220,800	FBF	0	(2,783)	(2,783)
07/2013		23,340		2,274,140	JPM	0	(409)	(409)
07/2013		28,467		2,763,100	RYL	0	(606)	(606)
07/2013		11,346	KRW	12,843,825	UAG	0	(109)	(109)
07/2013		202,327	MYR	633,624	BPS	0	(2,391)	(2,391)
07/2013		10,000		29,760	BRC	0	(609)	(609)
07/2013		216,297		674,948	CBK	0	(3,323)	(3,323)
07/2013		69,777		218,589	DUB	0	(803)	(803)
07/2013		223,446		700,000	FBF	0	(2,567)	(2,567)
07/2013		10,000		29,860	HUS	0	(578)	(578)
07/2013		15,000		45,338	JPM	0	(694)	(694)
07/2013		127,630		400,000	SCX	0	(1,413)	(1,413)
07/2013		126,341		395,980	UAG	0	(1,392)	(1,392)
07/2013		16,455	PHP	667,592	CBK	0	(978)	(978)
07/2013		17,973		776,431	UAG	27	0	27
07/2013		2,072	SGD	2,549	JPM	0	(61)	(61)
07/2013		59,592	THB	1,773,628	BPS	0	(2,442)	(2,442)
07/2013		94,777		2,816,755	BRC	0	(4,015)	(4,015)
07/2013		50,000		1,490,500	CBK	0	(1,973)	(1,973)
07/2013		166,349		4,957,099	FBF	0	(6,621)	(6,621)
07/2013		70,684		2,105,669	JPM	0	(2,835)	(2,835)
07/2013		134,301		4,000,000	SCX	0	(5,413)	(5,413)
07/2013		378,138		11,268,419	UAG	0	(15,047)	(15,047)

07/2013		13,580	ZAR	135,822	BOA	104	0	104
07/2013		42,687		396,774	BRC	0	(2,703)	(2,703)
07/2013		4,364		44,059	CBK	79	0	79
07/2013		73,449		736,546	DUB	785	(26)	759
07/2013		28,727		297,248	GLM	1,221	0	1,221
07/2013		67,042		673,882	HUS	853	0	853
07/2013		24,446		242,834	JPM	19	0	19
07/2013		50,751		478,031	MSC	187	(2,776)	(2,589)
07/2013		56,389		552,151	UAG	0	(759)	(759)
07/2013	ZAR	151,061		$15,916	BRC	697	0	697
07/2013		1,996,033		204,722	DUB	6,490	(2,881)	3,609
07/2013		1,500,000		146,514	FBF	0	(4,613)	(4,613)
07/2013		204,062		20,978	GLM	419	0	419
07/2013		1,676,212		172,643	HUS	4,527	(765)	3,762
07/2013		599,043		64,002	JPM	3,648	0	3,648
07/2013		609,969		63,348	MSC	2,225	(332)	1,893
07/2013		50,513		5,336	UAG	263	(16)	247
08/2013	BRL	224,197		105,419	BOA	5,645	0	5,645
08/2013		7,103		3,304	BPS	143	0	143
08/2013		17,774		8,172	BRC	262	0	262
08/2013		14,218		6,586	CBK	259	0	259
08/2013		30,048		13,862	DUB	490	0	490
08/2013		10,320		4,720	FBF	127	0	127
08/2013		2,105		929	HUS	0	(8)	(8)
08/2013		16,845		7,629	MSC	134	(2)	132
08/2013	CHF	46,188		49,455	BPS	537	0	537
08/2013	CNY	53,157		8,529	BRC	0	(54)	(54)
08/2013		204,142		32,956	DUB	9	(15)	(6)
08/2013		181,948		29,170	HUS	0	(209)	(209)
08/2013		77,538		12,466	JPM	4	(58)	(54)
08/2013		143,033		23,049	SCX	0	(46)	(46)
08/2013		308,045		49,700	UAG	19	(58)	(39)
08/2013	EUR	112,567		147,199	CBK	658	0	658
08/2013	JPY	1,588,000		16,078	CBK	64	0	64
08/2013		2,322,000		23,511	GLM	96	0	96
08/2013	PLN	112,905		35,010	BRC	1,119	0	1,119
08/2013		17,756		5,560	CBK	230	0	230
08/2013		1,131		340	DUB	0	0	0
08/2013		80,818		25,200	GLM	941	0	941
08/2013		136,036		41,562	HUS	742	(14)	728
08/2013		40,096		12,580	UAG	544	0	544
08/2013	RON	47,618		14,000	CBK	182	0	182
08/2013		11,288		3,322	DUB	46	0	46
08/2013		9,604		2,825	JPM	38	0	38
08/2013		$52,585	BRL	106,759	BOA	0	(5,075)	(5,075)
08/2013		1,910		4,071	BRC	0	(98)	(98)
08/2013		1,023		2,200	CBK	0	(44)	(44)
08/2013		18,509		38,061	JPM	0	(1,571)	(1,571)
08/2013		10,163		20,740	MSC	0	(933)	(933)
08/2013		1,042,726		2,119,620	UAG	0	(99,436)	(99,436)
08/2013		3,400	CHF	3,133	CBK	0	(82)	(82)
08/2013		31,943		29,835	DUB	0	(344)	(344)
08/2013		13,555		12,498	FBF	0	(318)	(318)
08/2013		15,000	CNY	97,095	DUB	678	0	678
08/2013		49,926		313,260	UAG	656	0	656
08/2013		4,862	GBP	3,161	BRC	0	(55)	(55)
08/2013		56,387	HUF	12,559,407	BRC	105	(1,299)	(1,194)
08/2013		6,670		1,544,772	CBK	119	0	119
08/2013		31,667		7,041,105	DUB	83	(807)	(724)
08/2013		10,000		2,225,700	GLM	0	(219)	(219)
08/2013		76,574		17,592,484	JPM	737	0	737
08/2013		177		40,300	UAG	0	0	0
08/2013		301,269	IDR	2,969,912,621	JPM	0	(9,731)	(9,731)
08/2013		1	MXN	10	BPS	0	0	0
08/2013		35,527	PLN	113,924	BOA	0	(1,330)	(1,330)
08/2013		48,310		157,875	DUB	0	(921)	(921)
08/2013		295,539		940,885	GLM	0	(13,111)	(13,111)
08/2013		50,824		162,097	JPM	0	(2,167)	(2,167)
08/2013		20,276	RON	67,501	CBK	0	(688)	(688)
08/2013		10,130		33,802	DUB	0	(321)	(321)
08/2013		5,270		17,552	HUS	0	(177)	(177)
08/2013		34,259		113,331	JPM	0	(1,372)	(1,372)
08/2013		10,190		33,759	MSC	0	(394)	(394)
09/2013	CLP	6,152,400		$12,000	CBK	28	0	28
09/2013		1,649,362		3,212	DUB	2	0	2
09/2013		5,133,904		9,993	JPM	3	0	3
09/2013	EUR	22,900		29,936	UAG	119	0	119
09/2013	GBP	37,552		58,341	BPS	1,253	0	1,253
09/2013	MXN	104,661		8,118	BOA	96	0	96
09/2013		228,847		17,699	BRC	159	0	159
09/2013		955,212		73,663	CBK	451	0	451
09/2013		2,173,563		171,517	HUS	5,125	(201)	4,924
09/2013		38,000		2,971	JPM	59	0	59
09/2013		121,003		9,013	MSC	0	(261)	(261)
09/2013		249,118		19,358	UAG	264	0	264
09/2013		$36,872	CLP	18,384,183	MSC	0	(1,097)	(1,097)

09/2013		24,655	GBP	15,718	CBK	0	(760)	(760)
09/2013		28,679		18,265	FBF	0	(912)	(912)
09/2013		125,464	MXN	1,623,129	BOA	0	(1,059)	(1,059)
09/2013		39,690		500,000	BPS	0	(1,368)	(1,368)
09/2013		100,294		1,306,556	BRC	553	(706)	(153)
09/2013		66,643		900,000	HUS	2,337	0	2,337
09/2013		26,279		344,322	JPM	200	(88)	112
09/2013		3,507		45,000	MSC	0	(58)	(58)
10/2013	COP	5,560,320		$2,896	DUB	35	0	35
10/2013		84,510,279		44,931	FBF	1,443	0	1,443
10/2013		9,605,885		5,140	JPM	197	0	197
10/2013	IDR	397,475,837		37,551	FBF	0	(729)	(729)
10/2013	INR	935,084		15,485	BRC	88	0	88
10/2013		1,181,056		19,505	DUB	104	(46)	58
10/2013		453,702		7,473	JPM	14	(12)	2
10/2013		41,290		677	UAG	0	(3)	(3)
10/2013	KRW	11,834,599		10,204	JPM	0	(108)	(108)
10/2013		1,159		1	UAG	0	0	0
10/2013	MYR	31,308		9,767	DUB	0	(30)	(30)
10/2013		20,579		6,442	UAG	2	0	2
10/2013	PEN	55,139		21,287	BPS	1,627	0	1,627
10/2013		105,257		40,440	DUB	2,909	0	2,909
10/2013		38,932		14,873	HUS	991	0	991
10/2013		50,000		19,220	MSC	1,392	0	1,392
10/2013		50,000		19,175	UAG	1,348	0	1,348
10/2013	PHP	776,431		17,915	UAG	0	(88)	(88)
10/2013	RUB	759,357		23,337	BRC	577	0	577
10/2013		557,576		17,078	CBK	372	(6)	366
10/2013		1,987,981		61,266	DUB	1,704	(22)	1,682
10/2013		889,007		27,681	GLM	1,036	0	1,036
10/2013		674,581		20,734	HUS	515	0	515
10/2013		1,955,079		59,927	JPM	1,329	0	1,329
10/2013	TRY	5,730		3,060	BRC	135	0	135
10/2013		54,390		28,569	DUB	804	0	804
10/2013		14,190		7,364	GLM	120	0	120
10/2013		50,519		26,411	HUS	622	0	622
10/2013		45,423		24,893	JPM	1,706	0	1,706
10/2013		75,899		41,275	MSC	2,530	0	2,530
10/2013		$73,549	CNY	455,638	UAG	0	(272)	(272)
10/2013		15,789	COP	29,934,718	CBK	0	(385)	(385)
10/2013		91,127	INR	5,476,747	BRC	0	(947)	(947)
10/2013		239,140	MYR	766,290	CBK	1,229	(574)	655
10/2013		47,168		150,000	HUS	0	(229)	(229)
10/2013		76,243		246,029	SCX	747	0	747
10/2013		47,148		150,000	UAG	0	(208)	(208)
10/2013		137,455	RUB	4,446,871	BRC	0	(4,173)	(4,173)
10/2013		13,100		420,666	DUB	0	(492)	(492)
10/2013		307,390		10,000,000	FBF	0	(7,668)	(7,668)
10/2013		268,301		8,746,066	JPM	0	(6,162)	(6,162)
10/2013		11,410		363,066	MSC	0	(528)	(528)
10/2013		348,136	THB	10,849,574	BRC	1,039	(1,217)	(178)
10/2013		63,623		2,000,000	CBK	519	0	519
10/2013		4,058		125,779	HUS	0	(25)	(25)
10/2013		190,111		5,958,864	JPM	1,211	(214)	997
10/2013		208,852		6,538,256	UAG	1,211	(374)	837
10/2013		13,849	TRY	26,490	BPS	0	(326)	(326)
10/2013		23,385		45,262	BRC	0	(280)	(280)
10/2013		3,293		6,299	DUB	0	(78)	(78)
10/2013		10,560		19,902	GLM	0	(400)	(400)
10/2013		722,579		1,318,538	HUS	0	(49,490)	(49,490)
10/2013		75,849		140,862	JPM	0	(3,942)	(3,942)
10/2013		787		1,435	MSC	0	(55)	(55)
10/2013		3,398		6,198	UAG	0	(234)	(234)
04/2014		6,543	CNY	40,000	RYL	0	(165)	(165)
01/2015	CNY	5,701		$895	GLM	0	(5)	(5)
01/2015		$895	CNY	5,701	HUS	5	0	5
09/2015		5,220		31,920	DUB	0	(213)	(213)
09/2015		5,000		31,950	JPM	12	0	12

						$118,107	$(329,874)	$(211,767)

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$223,300	$681	$(4,018)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	96,800	335	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	11,400	48	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	73,900	288	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	68,100	248	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	74,500	1,292	(1,292)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	18,400	77	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	205,700	3,560	(3,560)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	18,600	74	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	7,000	47	(107)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013	58,000	183	(12)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013	58,000	418	(2,203)

							$7,251	$(11,192)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus ZAR	DUB	ZAR	9.900	07/22/2013	$41,200	$409	$(807)

OTC Swap Agreements:

Asset Swaps

Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(234)	$(455)	$221
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BRC	67,470	(7,919)	(2,347)	(5,572)
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CBK	30,052	3,035	915	2,120

						$(5,118)	$(1,887)	$(3,231)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.771%	$50,000	$42	$321	$(279)
Emirate of Abu Dhabi Government International Bond	BPS	1.000%	03/20/2016	0.445%	25,000	386	(153)	539
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	06/20/2016	0.477%	21,000	333	(102)	435
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.477%	6,300	100	3	97
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.904%	700	2	(20)	22
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.904%	1,000	4	(27)	31
Italy Government International Bond	BOA	1.000%	12/20/2013	1.028%	6,800	1	(21)	22
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	1.147%	39,500	(1)	(55)	54
Petrobras International Finance Co.	DUB	1.000%	12/20/2013	1.147%	32,500	(14)	23	(37)
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	1.394%	6,500	(30)	(46)	16
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.523%	25,000	332	(153)	485
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.549%	500	6	(4)	10
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.549%	13,000	178	(4)	182
Rosneft Oil Co.	CBK	1.000%	03/20/2014	1.252%	5,000	(7)	(28)	21
Rosneft Oil Co.	CBK	1.000%	03/20/2015	1.839%	32,000	(449)	(833)	384
Spain Government International Bond	JPM	1.000%	12/20/2013	1.162%	13,300	(6)	(94)	88

						$877	$(1,193)	$2,070

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS	BRL	737,000	$(7,260)	$804	$(8,064)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	UAG		625,000	(6,157)	2,175	(8,332)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		96,000	(930)	338	(1,268)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		268,100	(1,913)	1,171	(3,084)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		283,100	(2,234)	354	(2,588)
Pay	1-Year BRL-CDI	8.270%	01/02/2015	MYC		726,000	(5,351)	(262)	(5,089)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		1,397,100	(2,420)	6,673	(9,093)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		500,500	71	(70)	141
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		677,500	7,259	5,000	2,259
Pay	1-Year BRL-CDI	9.980%	01/02/2015	FBF		245,600	254	(198)	452
Pay	1-Year BRL-CDI	10.010%	01/02/2015	BRC		70,000	84	0	84
Pay	1-Year BRL-CDI	10.040%	01/02/2015	DUB		214,100	292	38	254
Receive	1-Year BRL-CDI	9.430%	01/02/2017	BRC		6,500	94	0	94
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC		97,400	(2,584)	(260)	(2,324)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		425,900	(11,196)	(369)	(10,827)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		457,900	(11,921)	(256)	(11,665)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		956,700	(23,655)	1,023	(24,678)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		365,800	(8,577)	423	(9,000)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		7,600	(168)	38	(206)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		75,000	(1,732)	0	(1,732)
Pay	1-Year BRL-CDI	8.630%	01/02/2017	MYC		50,000	(1,133)	3	(1,136)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		627,500	(12,128)	3,608	(15,736)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	JPM		1,000	(21)	2	(23)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		25,000	(534)	46	(580)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		29,100	(600)	80	(680)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		18,200	(299)	(13)	(286)
Pay	1-Year BRL-CDI	8.875%	01/02/2017	DUB		2,100	(41)	0	(41)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		300,000	(5,564)	422	(5,986)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA		115,000	(2,119)	117	(2,236)
Pay	1-Year BRL-CDI	9.210%	01/02/2017	DUB		107,800	(1,697)	0	(1,697)
Pay	1-Year BRL-CDI	10.450%	01/02/2017	FBF		15,000	(61)	(10)	(51)
Pay	1-Year BRL-CDI	10.770%	01/02/2017	DUB		65,200	(64)	0	(64)
Pay	1-Year BRL-CDI	10.920%	01/02/2017	MYC		60,600	32	(8)	40
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM	MYR	64,000	162	0	162
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BRC		83,000	211	0	211
Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016	JPM		462,100	(47)	97	(144)
Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	BRC		39,930	(146)	0	(146)
Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	DUB		45,000	(165)	0	(165)
Pay	3-Month MYR-KLIBOR	3.360%	04/17/2018	CBK		96,080	(294)	(1)	(293)
Pay	3-Month MYR-KLIBOR	3.330%	04/19/2018	JPM		40,940	(143)	0	(143)
Pay	3-Month MYR-KLIBOR	3.335%	04/19/2018	DUB		47,916	(164)	0	(164)
Pay	3-Month MYR-KLIBOR	3.325%	04/24/2018	CBK		61,900	(224)	0	(224)
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	969	0	969
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	616	(6)	622
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	379	(6)	385
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	170	0	170
Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	MYC	ZAR	372,600	600	(13)	613
Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	CBK		47,100	(7)	(13)	6
Pay	3-Month ZAR-JIBAR	7.000%	11/16/2016	HUS		855,700	1,231	559	672
Pay	3-Month ZAR-JIBAR	7.500%	06/19/2018	GST		93,400	156	(24)	180
Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	BRC		579,200	(3,235)	85	(3,320)
Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	JPM		464,400	(2,594)	113	(2,707)
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BRC		99,000	(44)	(6)	(38)
Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023	HUS		306,700	(1,031)	(515)	(516)
Pay	3-Month ZAR-JIBAR	8.000%	06/19/2023	JPM		118,200	31	(132)	163
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	1,130	0	1,130
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BRC		4,689,200	1,297	97	1,200
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUS		8,385,000	2,319	(96)	2,415
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	83	(8)	91
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MYC		2,950,000	1,000	0	1,000
Pay	6-Month PLN-WIBOR	4.870%	08/10/2013	MYC	PLN	56,200	506	0	506
Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	CBK		31,100	351	(4)	355
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BRC	THB	106,060	14	0	14
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BRC		136,500	28	0	28
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BRC		105,400	23	0	23
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BRC		65,700	10	0	10
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	449	(26)	475
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CBK		1,088,000	584	62	522
Pay	6-Month THB-THBFIX Reuters	3.480%	08/19/2016	JPM		5,055,400	3,527	328	3,199
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BRC		285,000	(77)	0	(77)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(535)	0	(535)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(162)	(4)	(158)
Pay	28-Day MXN-TIIE	5.250%	12/12/2013	GLM	MXN	1,200,000	400	43	357
Pay	28-Day MXN-TIIE	4.500%	06/13/2016	DUB		900,000	(993)	(267)	(726)
Pay	28-Day MXN-TIIE	4.500%	06/13/2016	MYC		1,877,000	(2,072)	(1,142)	(930)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		68,000	11	(25)	36
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		136,000	22	(59)	81
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		116,000	18	(17)	35
Pay	28-Day MXN-TIIE	5.000%	02/26/2018	BRC		333,000	(651)	(59)	(592)
Pay	28-Day MXN-TIIE	5.000%	02/26/2018	HUS		450,000	(879)	(58)	(821)
Pay	28-Day MXN-TIIE	8.050%	12/26/2018	CBK		50	0	0	0
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	BRC		1,400	10	(1)	11
Pay	28-Day MXN-TIIE	8.450%	06/03/2019	JPM		500	5	0	5
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	BRC		145,100	(459)	(274)	(185)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	DUB		42,000	(133)	(12)	(121)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	GLM		126,100	(398)	(48)	(350)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	JPM		214,900	(679)	(207)	(472)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		250,300	(791)	(418)	(373)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	UAG		119,400	(378)	(111)	(267)
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BOA		210,000	746	567	179
Pay	28-Day MXN-TIIE	7.850%	05/28/2021	MYC		340,000	2,623	18	2,605
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		948,550	1,587	630	957
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	BRC		330,000	1,955	568	1,387
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		194,800	1,155	316	839
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		52,700	107	(3)	110
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BOA		270,500	(716)	(125)	(591)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		672,355	(1,779)	(97)	(1,682)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		970,000	(2,566)	60	(2,626)
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		355,000	535	1,566	(1,031)
Pay	28-Day MXN-TIIE	5.000%	02/22/2023	MYC		407,600	(3,596)	(366)	(3,230)
Pay	28-Day MXN-TIIE	5.500%	02/22/2023	HUS		434,400	(2,590)	(33)	(2,557)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		207,000	(695)	(1,275)	580
Pay	28-Day MXN-TIIE	8.760%	09/03/2029	BRC		30,000	348	0	348

							$(105,148)	$20,527	$(125,675)

(i)	Securities with an aggregate market value of $334,233 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$3,753	$0	$3,753
Brazil
Corporate Bonds & Notes	0	174,472	10,748	185,220
Sovereign Issues	0	850,632	0	850,632
Cayman Islands
Asset-Backed Securities	0	11,872	4,980	16,852
Corporate Bonds & Notes	0	1,852	0	1,852
Chile
Corporate Bonds & Notes	0	20,558	0	20,558
Sovereign Issues	0	7,741	0	7,741
Colombia
Corporate Bonds & Notes	0	43,519	0	43,519
Sovereign Issues	0	406,202	0	406,202
France
Corporate Bonds & Notes	0	1,987	0	1,987
Germany
Sovereign Issues	0	29,849	0	29,849
Guatemala
Sovereign Issues	0	842	0	842
Hong Kong
Corporate Bonds & Notes	0	14,076	0	14,076
Hungary
Sovereign Issues	0	57,470	0	57,470
India
Corporate Bonds & Notes	0	30,026	0	30,026
Indonesia
Sovereign Issues	0	913,219	0	913,219
Ireland
Corporate Bonds & Notes	0	344,340	0	344,340
Kazakhstan
Corporate Bonds & Notes	0	241,726	0	241,726
Luxembourg
Corporate Bonds & Notes	0	634,384	0	634,384
Malaysia
Corporate Bonds & Notes	0	1,036	0	1,036
Sovereign Issues	0	1,000,167	0	1,000,167
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	50,082	1,563	51,645
Sovereign Issues	0	1,428,497	0	1,428,497
Netherlands
Asset-Backed Securities	0	954	0	954
Corporate Bonds & Notes	0	113,858	0	113,858
Nigeria
Sovereign Issues	0	236,454	0	236,454
Panama
Sovereign Issues	0	66,215	0	66,215
Peru
Sovereign Issues	0	325,227	0	325,227
Philippines
Sovereign Issues	0	62,125	0	62,125
Poland
Sovereign Issues	0	1,074,074	0	1,074,074
Qatar
Corporate Bonds & Notes	0	19,212	0	19,212
Sovereign Issues	0	12,824	0	12,824
Romania
Sovereign Issues	0	57,277	0	57,277
Russia
Corporate Bonds & Notes	0	73,818	0	73,818
Sovereign Issues	0	340,092	0	340,092
South Africa
Sovereign Issues	0	1,654,995	0	1,654,995
South Korea
Corporate Bonds & Notes	0	47,880	0	47,880
Spain
Sovereign Issues	0	51,024	0	51,024
Sri Lanka
Sovereign Issues	0	4,558	0	4,558
Thailand
Sovereign Issues	0	133,382	0	133,382
Turkey
Sovereign Issues	0	618,646	0	618,646
United Kingdom
Corporate Bonds & Notes	0	2,911	0	2,911
United States
Asset-Backed Securities	0	11,604	0	11,604
Corporate Bonds & Notes	0	123,251	0	123,251
Mortgage-Backed Securities	0	13,800	0	13,800
U.S. Government Agencies	0	480	0	480
U.S. Treasury Obligations	0	40	0	40
Virgin Islands (British)
Corporate Bonds & Notes	0	28,016	0	28,016
Short-Term Instruments
Certificates of Deposit	0	201,084	0	201,084
Commercial Paper	0	103,497	0	103,497
Repurchase Agreements	0	913	0	913
Short-Term Notes	0	88,959	0	88,959
Japan Treasury Bills	0	39,419	0	39,419
Mexico Treasury Bills	0	84,894	0	84,894
U.S. Treasury Bills	0	458,724	0	458,724
Central Funds Used for Cash Management Purposes	1,378,271	0	0	1,378,271
	$1,378,271	$12,318,509	$17,292	$13,714,072

Short Sales, at value
U.S. Government Agencies	$0	$(3,203)	$0	$(3,203)

Financial Derivative Instruments - Assets
Credit Contracts	0	4,727	0	4,727
Foreign Exchange Contracts	0	118,107	0	118,107
Interest Rate Contracts	0	26,737	0	26,737
	$0	$149,571	$0	$149,571

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(5,888)	0	(5,888)
Foreign Exchange Contracts	0	(330,681)	0	(330,681)
Interest Rate Contracts	(656)	(166,091)	0	(166,747)

	$(656)	$(502,660)	$0	$(503,316)

Totals	$1,377,615	$11,962,217	$17,292	$13,357,124

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Brazil
Corporate Bonds & Notes	$11,298	$0	$0	$349	$0	$(899)	$0	$0	$10,748	$(899)
Cayman Islands
Asset-Backed Securities	6,103	0	(1,118)	5	16	(26)	0	0	4,980	(8)
Mexico
Common Stocks	1	0	0	0	0	0	0	0	1	0
Corporate Bonds & Notes	3,817	0	0	51	0	(2,634)	329	0	1,563	(2,634)

Totals	$21,219	$0	$(1,118)	$405	$16	$(3,559)	$329	$0	$17,292	$(3,541)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Brazil
Corporate Bonds & Notes	$10,748	Benchmark Pricing	Base Price	100.88 - 152.21
Cayman Islands
Asset-Backed Securities	4,980	Third Party Vendor	Broker Quote	100.17
Mexico
Common Stocks	1	Other Valuation Techniques (3)	—	—
Corporate Bonds & Notes	1,563	Benchmark Pricing	Base Price	5.50 - 21.00

Total	$17,292

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
OGX Austria GmbH
8.375% due 04/01/2022		$14,800	$4,440

Total Austria (Cost $14,800)			4,440

BERMUDA 0.7%
CORPORATE BONDS & NOTES 0.7%
Qtel International Finance Ltd.
3.250% due 02/21/2023		$5,250	4,791
4.500% due 01/31/2043		7,700	6,700
4.750% due 02/16/2021		25,000	26,045
7.875% due 06/10/2019		7,700	9,490

Total Bermuda (Cost $48,745)			47,026

BRAZIL 11.0%
CORPORATE BONDS & NOTES 9.6%
Banco Bradesco S.A.
2.374% due 05/16/2014		$3,200	3,230
Banco BTG Pactual S.A.
5.750% due 09/28/2022		8,800	7,634
Banco do Brasil S.A.
3.875% due 10/10/2022		30,250	26,584
4.500% due 01/22/2015		4,850	4,966
4.500% due 01/20/2016	EUR	8,900	11,860
5.875% due 01/19/2023		$12,200	11,803
6.000% due 01/22/2020		23,975	25,773
8.500% due 12/31/2049		3,000	3,255
9.250% due 04/15/2023 (d)		5,000	5,463
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		5,410	5,396
Banco Santander Brasil S.A.
4.250% due 01/14/2016		15,900	16,139
4.625% due 02/13/2017		31,300	31,926
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	9,991
BM&FBovespa S.A.
5.500% due 07/16/2020		300	309
Braskem America Finance Co.
7.125% due 07/22/2041		27,600	26,254
Braskem Finance Ltd.
5.750% due 04/15/2021		5,825	5,709
7.000% due 05/07/2020		9,300	9,905
Caixa Economica Federal
2.375% due 11/06/2017		11,350	10,499
3.500% due 11/07/2022		14,900	12,590
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		14,000	13,615
6.875% due 07/30/2019		44,395	46,615
CSN Islands Corp.
6.875% due 09/21/2019		29,610	30,054
9.750% due 12/16/2013		600	617
10.000% due 01/15/2015		4,380	4,797
CSN Resources S.A.
6.500% due 07/21/2020		11,070	10,834
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		19,400	18,163
5.500% due 08/06/2022		12,800	12,288
Petrobras Global Finance BV
2.414% due 01/15/2019		7,000	6,877
3.000% due 01/15/2019		19,600	18,248
Petrobras International Finance Co.
2.875% due 02/06/2015		6,840	6,918
3.875% due 01/27/2016		6,230	6,440
5.375% due 01/27/2021		22,400	22,607
5.750% due 01/20/2020		45,410	47,452
5.875% due 03/01/2018		10,000	10,808
6.750% due 01/27/2041		4,700	4,723
6.875% due 01/20/2040		5,000	5,102
7.875% due 03/15/2019		123,180	143,001
QGOG Constellation S.A.
6.250% due 11/09/2019		17,900	17,587

Vale Overseas Ltd.
6.875% due 11/21/2036		800	815
8.250% due 01/17/2034		1,755	2,071

			658,918

SOVEREIGN ISSUES 1.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	20,000	27,012
6.369% due 06/16/2018		$6,960	7,587
6.500% due 06/10/2019		10,780	11,804
Brazil Government International Bond
5.625% due 01/07/2041		3,550	3,550
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	88,199	38,692
10.000% due 01/01/2021		1,771	758
10.000% due 01/01/2023		9,118	3,872

			93,275

Total Brazil (Cost $787,856)			752,193

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Harvest Operations Corp.
2.125% due 05/14/2018		$2,320	2,206
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		11,000	10,450

Total Canada (Cost $13,312)			12,656

CAYMAN ISLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Baidu, Inc.
3.500% due 11/28/2022		$17,000	15,266
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		9,100	9,276
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		19,620	20,737
Interoceanica Finance Ltd.
0.000% due 11/30/2018		5,608	5,047
0.000% due 05/15/2030		7,400	3,861
Mongolian Mining Corp.
8.875% due 03/29/2017		31,710	27,112
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		41,106	41,722
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,453	2,199

Total Cayman Islands (Cost $131,215)			125,220

CHILE 1.0%
CORPORATE BONDS & NOTES 1.0%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	1,036
Banco del Estado de Chile
2.000% due 11/09/2017		6,200	5,922
3.875% due 02/08/2022		200	195
Banco Santander Chile
3.875% due 09/20/2022		22,710	21,159
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,245
7.250% due 07/29/2019		12,600	14,470
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		9,200	7,680
7.500% due 01/15/2019		1,000	1,201
E.CL S.A.
5.625% due 01/15/2021		10,600	11,054
Enersis S.A.
7.375% due 01/15/2014		420	433

			65,395

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		2,200	1,826

Total Chile (Cost $67,869)			67,221

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$11,300	10,993
4.875% due 05/17/2042		15,010	14,038

Total China (Cost $26,257)			25,031

COLOMBIA 2.0%
CORPORATE BONDS & NOTES 1.5%
Bancolombia S.A.
5.950% due 06/03/2021		$1,250	1,334
Ecopetrol S.A.
7.625% due 07/23/2019		82,880	98,420

			99,754

SOVEREIGN ISSUES 0.5%
Colombia Government International Bond
6.125% due 01/18/2041		17,115	19,169
7.375% due 09/18/2037		8,775	11,276
8.125% due 05/21/2024		2,300	3,059
9.850% due 06/28/2027	COP	600,000	412
11.750% due 02/25/2020		$1,947	2,882

			36,798

Total Colombia (Cost $136,588)			136,552

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$11,230	10,444
4.375% due 04/30/2025		4,000	3,700
5.625% due 04/30/2043		7,700	7,045

Total Costa Rica (Cost $22,929)			21,189

CROATIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$5,350	5,398

Total Croatia (Cost $5,350)			5,398

DOMINICAN REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$10,600	10,680

Total Dominican Republic (Cost $10,600)			10,680

EL SALVADOR 1.1%
SOVEREIGN ISSUES 1.1%
El Salvador Government International Bond
5.875% due 01/30/2025		$16,600	16,227
7.375% due 12/01/2019		10,200	11,296
7.625% due 02/01/2041		23,050	22,647
7.650% due 06/15/2035		18,630	18,304
7.750% due 01/24/2023		500	555
8.250% due 04/10/2032		6,180	6,504

Total El Salvador (Cost $84,729)			75,533

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$10,825	12,286

Total Gabon (Cost $12,768)			12,286

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
4.875% due 02/13/2028	$4,300	3,935
5.750% due 06/06/2022	24,100	24,582
9.250% due 08/01/2013	2,000	2,005

Total Guatemala (Cost $31,320)		30,522

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	$11,345	11,345

Total Guernsey, Channel Islands (Cost $11,345)		11,345

HONG KONG 0.4%
CORPORATE BONDS & NOTES 0.4%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$900	929
CNOOC Finance Ltd.
3.000% due 05/09/2023	17,200	15,560
3.875% due 05/02/2022	4,460	4,312
5.000% due 05/02/2042	10,400	9,934

Total Hong Kong (Cost $32,609)		30,735

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Export-Import Bank of India
4.000% due 08/07/2017	$4,900	4,904
4.375% due 02/02/2015	7,440	7,719
4.400% due 04/21/2015	5,000	5,182
ICICI Bank Ltd.
2.023% due 02/24/2014	400	401
4.750% due 11/25/2016 (f)	3,420	3,534
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	200	209
State Bank of India
4.500% due 07/27/2015	20,810	21,697

Total India (Cost $42,907)		43,646

INDONESIA 5.1%
BANK LOAN OBLIGATIONS 0.0%
Indonesia Government International Bond
1.188% due 12/14/2019	$2,707	2,570

CORPORATE BONDS & NOTES 2.3%
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017	6,000	5,836
Majapahit Holding BV
7.250% due 06/28/2017	6,145	6,806
7.750% due 10/17/2016	20,380	22,647
7.750% due 01/20/2020	46,955	51,650
7.875% due 06/29/2037	2,250	2,633
8.000% due 08/07/2019	7,150	8,079
Pertamina Persero PT
4.300% due 05/20/2023	16,700	15,531
6.000% due 05/03/2042	33,958	31,835
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	11,810	11,633

		156,650

SOVEREIGN ISSUES 2.8%
Indonesia Government International Bond
4.625% due 04/15/2043	33,600	29,568
5.875% due 03/13/2020	10,690	11,625
6.625% due 02/17/2037	6,360	6,956
6.875% due 03/09/2017	34,750	38,790
6.875% due 01/17/2018	41,000	46,228
7.500% due 01/15/2016	1,325	1,462
7.750% due 01/17/2038	8,725	10,819

8.500% due 10/12/2035	4,100	5,422
11.625% due 03/04/2019	30,995	42,309

		193,179

Total Indonesia (Cost $360,792)		352,399

IRELAND 4.9%
CORPORATE BONDS & NOTES 4.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,400	1,439
8.700% due 08/07/2018	31,875	37,652
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	13,900	13,831
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	16,100	14,812
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	15,700	14,444
5.326% due 02/03/2016	1,000	1,053
6.604% due 02/03/2021	16,100	17,388
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	26,300	24,590
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	7,100	7,011
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	9,100	8,986
4.199% due 03/06/2022	15,130	14,056
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	42,860	45,539
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	4,300	4,504
7.748% due 02/02/2021	22,600	24,154
9.125% due 04/30/2018	2,500	2,856
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	12,400	12,911
5.450% due 11/22/2017	12,000	12,511
6.025% due 07/05/2022	38,700	40,054
6.800% due 11/22/2025	11,500	12,305
6.902% due 07/09/2020	25,400	27,972

Total Ireland (Cost $336,849)		338,068

ISLE OF MAN 0.1%
CORPORATE BONDS & NOTES 0.1%
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019	$7,000	7,053

Total Isle of Man (Cost $7,000)		7,053

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.0%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$1,900	2,025
9.375% due 01/28/2020	750	886

		2,911

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043	15,700	14,201

Total Israel (Cost $18,413)		17,112

KAZAKHSTAN 3.3%
CORPORATE BONDS & NOTES 3.3%
Intergas Finance BV
6.375% due 05/14/2017	$8,575	9,317
KazMunayGas National Co. JSC
4.400% due 04/30/2023	13,600	12,648
5.750% due 04/30/2043	19,700	17,508
6.375% due 04/09/2021	28,380	30,934
7.000% due 05/05/2020	50,300	57,091
9.125% due 07/02/2018	31,550	37,900
11.750% due 01/23/2015	24,925	28,352
Samruk-Energy JSC
3.750% due 12/20/2017	33,310	31,894

Total Kazakhstan (Cost $223,765)		225,644

LUXEMBOURG 8.4%
CORPORATE BONDS & NOTES 8.4%
Evraz Group S.A.
9.500% due 04/24/2018		$500	533
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		9,100	8,380
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		21,750	20,336
4.950% due 05/23/2016		1,080	1,124
4.950% due 07/19/2022 (f)		4,000	3,840
5.092% due 11/29/2015		21,700	22,948
5.999% due 01/23/2021		3,800	3,952
6.212% due 11/22/2016		22,200	24,076
6.510% due 03/07/2022		40,700	43,244
7.288% due 08/16/2037		1,700	1,828
8.125% due 07/31/2014		9,000	9,583
8.146% due 04/11/2018		7,100	8,165
8.625% due 04/28/2034		7,200	8,568
9.250% due 04/23/2019		106,000	128,260
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		35,950	36,770
6.299% due 05/15/2017		8,450	9,009
7.125% due 01/14/2014		2,400	2,468
7.750% due 05/29/2018		17,250	19,363
9.000% due 06/11/2014		40,950	43,565
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		9,100	9,459
5.400% due 03/24/2017		18,200	19,110
5.499% due 07/07/2015		32,880	34,922
5.717% due 06/16/2021		17,800	18,189
6.125% due 02/07/2022		48,450	50,688
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		5,500	5,225
6.700% due 10/25/2017		28,950	29,913
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		800	876
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		4,090	4,264
6.875% due 05/29/2018		2,100	2,231

Total Luxembourg (Cost $570,721)			570,889

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Axiata SPV Labuan Ltd.
5.375% due 04/28/2020		$4,300	4,666
Petroliam Nasional Bhd.
7.625% due 10/15/2026		14,270	18,026
7.750% due 08/15/2015		1,690	1,912
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,805

Total Malaysia (Cost $26,328)			28,409

MEXICO 10.8%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		93,349	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 9.5%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN $	94,000	7,062
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		$5,320	5,001
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,000	20,850
6.500% due 03/10/2021		26,250	27,694
6.750% due 09/30/2022		19,050	20,622
Comision Federal de Electricidad
4.875% due 05/26/2021		9,700	9,967

5.750% due 02/14/2042		11,100	10,323
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		14,600	6,570
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		2,200	770
9.500% due 12/11/2019		500	175
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		772	89
Pemex Project Funding Master Trust
5.750% due 03/01/2018		75,290	82,819
6.625% due 06/15/2035		20,875	22,023
6.625% due 06/15/2038		200	211
Petroleos Mexicanos
3.500% due 01/30/2023		12,300	11,377
4.875% due 03/15/2015		3,554	3,754
4.875% due 01/24/2022		85,800	87,730
5.500% due 01/21/2021		16,150	17,280
5.500% due 06/27/2044		62,810	56,686
6.000% due 03/05/2020		14,000	15,470
6.500% due 06/02/2041		148,570	154,141
8.000% due 05/03/2019		70,840	86,071
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	840
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		$4,900	1,127

			648,652

SOVEREIGN ISSUES 1.3%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	42,300	3,277
5.750% due 10/12/2110		$20,600	18,901
6.050% due 01/11/2040		47,500	52,012
6.750% due 09/27/2034		13,700	16,235
8.300% due 08/15/2031		900	1,233

			91,658

Total Mexico (Cost $766,201)			740,310

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$5,900	5,753
Mongolia Government International Bond
4.125% due 01/05/2018		14,800	13,838
5.125% due 12/05/2022		15,130	13,466

Total Mongolia (Cost $35,706)			33,057

MOROCCO 0.5%
SOVEREIGN ISSUES 0.5%
Morocco Government International Bond
4.250% due 12/11/2022		$24,900	22,041
4.500% due 10/05/2020	EUR	600	791
5.500% due 12/11/2042		$11,000	9,242

Total Morocco (Cost $37,220)			32,074

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$3,230	3,430
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	9,440
6.950% due 07/10/2042		10,610	10,809
SABIC Capital BV
3.000% due 11/02/2015		700	725
Waha Aerospace BV
3.925% due 07/28/2020		1,050	1,095

Total Netherlands (Cost $26,635)			25,499

PANAMA 1.0%
CORPORATE BONDS & NOTES 0.2%
AES Panama S.A.
6.350% due 12/21/2016		$9,030	9,820

ENA Norte Trust
4.950% due 04/25/2028	1,861	1,879

		11,699

SOVEREIGN ISSUES 0.8%
Panama Government International Bond
4.300% due 04/29/2053	13,800	11,143
6.700% due 01/26/2036	3,550	4,145
7.125% due 01/29/2026	19,242	23,668
8.125% due 04/28/2034	2,860	3,861
8.875% due 09/30/2027	7,835	10,871
9.375% due 01/16/2023	900	1,197
9.375% due 04/01/2029	1,572	2,287

		57,172

Total Panama (Cost $70,458)		68,871

PERU 1.1%
CORPORATE BONDS & NOTES 0.2%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$7,900	7,703
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	4,000	3,960

		11,663

SOVEREIGN ISSUES 0.9%
El Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	6,891
Peru Government International Bond
7.350% due 07/21/2025	2,430	3,122
8.375% due 05/03/2016	975	1,139
8.750% due 11/21/2033	35,284	51,515

		62,667

Total Peru (Cost $75,502)		74,330

PHILIPPINES 0.5%
CORPORATE BONDS & NOTES 0.4%
Energy Development Corp.
6.500% due 01/20/2021	$940	1,015
Power Sector Assets & Liabilities Management Corp.
7.250% due 05/27/2019	2,635	3,100
7.390% due 12/02/2024	19,950	24,239

		28,354

SOVEREIGN ISSUES 0.1%
Philippines Government International Bond
6.375% due 10/23/2034	2,500	3,006
7.750% due 01/14/2031	3,770	4,991
10.625% due 03/16/2025	1,000	1,590

		9,587

Total Philippines (Cost $39,786)		37,941

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
6.375% due 07/15/2019	$22,990	26,871

Total Poland (Cost $23,146)		26,871

QATAR 1.3%
CORPORATE BONDS & NOTES 0.7%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,583
Qatari Diar Finance QSC
5.000% due 07/21/2020	970	1,074
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	18,254	19,714
5.832% due 09/30/2016	58	62
5.838% due 09/30/2027	895	1,016
6.332% due 09/30/2027	3,250	3,815

6.750% due 09/30/2019	18,400	21,620

		48,884

SOVEREIGN ISSUES 0.6%
Qatar Government International Bond
5.250% due 01/20/2020	30,900	34,685
9.750% due 06/15/2030	2,300	3,600

		38,285

Total Qatar (Cost $82,763)		87,169

RUSSIA 6.0%
CORPORATE BONDS & NOTES 1.4%
ALROSA Finance S.A.
7.750% due 11/03/2020	$19,600	21,070
8.875% due 11/17/2014	4,000	4,333
SCF Capital Ltd.
5.375% due 10/27/2017	37,100	36,173
Sibur Securities Ltd.
3.914% due 01/31/2018	19,200	17,856
VimpelCom Holdings BV
5.200% due 02/13/2019	14,700	14,406

		93,838

SOVEREIGN ISSUES 4.6%
Russia Government International Bond
4.500% due 04/04/2022	21,300	21,808
7.500% due 03/31/2030	230,868	270,866
12.750% due 06/24/2028	13,975	24,317

		316,991

Total Russia (Cost $397,338)		410,829

SENEGAL 0.2%
SOVEREIGN ISSUES 0.2%
Senegal Government International Bond
8.750% due 05/13/2021	$15,700	16,407

Total Senegal (Cost $18,553)		16,407

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Serbia
5.250% due 11/21/2017	$4,200	4,116

Total Serbia (Cost $4,168)		4,116

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	$400	532
STATS ChipPAC Ltd.
5.375% due 03/31/2016	200	203

Total Singapore (Cost $746)		735

SOUTH AFRICA 1.0%
CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	$3,250	2,877
5.375% due 04/15/2020	6,200	5,802
6.500% due 04/15/2040	1,300	1,079
Transnet SOC Ltd.
4.000% due 07/26/2022	27,100	23,832

		33,590

SOVEREIGN ISSUES 0.5%
South Africa Government International Bond
6.875% due 05/27/2019	31,200	35,490

Total South Africa (Cost $72,105)		69,080

SOUTH KOREA 1.3%
CORPORATE BONDS & NOTES 1.1%
Export-Import Bank of Korea
2.072% due 03/21/2015		$23,600	23,608
5.125% due 06/29/2020		1,150	1,223
5.875% due 01/14/2015		3,900	4,154
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		6,600	7,000
6.000% due 05/05/2015		300	322
Korea Electric Power Corp.
3.000% due 10/05/2015		6,800	7,015
Korea Exchange Bank
4.875% due 01/14/2016		1,700	1,824
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		19,990	17,888
3.125% due 09/16/2015		8,400	8,673
Shinhan Bank
4.375% due 09/15/2015		600	632
Woori Bank Co. Ltd.
7.000% due 02/02/2015		1,000	1,078

			73,417

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,550	13,269

Total South Korea (Cost $86,499)			86,686

SPAIN 0.4%
CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
1.608% due 10/24/2017	EUR	300	351
4.500% due 09/30/2019		100	113
7.300% due 07/27/2019	GBP	500	774

			1,238

SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	6,200	8,267
4.305% due 03/06/2014		5,400	7,143
Junta de Castilla y Leon
6.270% due 02/19/2018		1,350	1,871
6.505% due 03/01/2019		1,900	2,647
Xunta de Galicia
5.763% due 04/03/2017		2,500	3,424
6.131% due 04/03/2018		1,300	1,803

			25,155

Total Spain (Cost $25,423)			26,393

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 10/04/2020		$12,200	12,200

Total Sri Lanka (Cost $12,468)			12,200

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Thai Oil PCL
3.625% due 01/23/2023		$8,610	7,894
4.875% due 01/23/2043		5,850	4,987

Total Thailand (Cost $14,224)			12,881

TRINIDAD AND TOBAGO 0.3%
CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$9,968	10,541
9.750% due 08/14/2019		8,330	10,433

Total Trinidad and Tobago (Cost $19,150)			20,974

TUNISIA 0.2%
SOVEREIGN ISSUES 0.2%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	708
4.500% due 06/22/2020	EUR	7,100	8,641
8.250% due 09/19/2027		$1,680	1,831

Total Tunisia (Cost $11,118)			11,180

TURKEY 4.3%
CORPORATE BONDS & NOTES 0.8%
Arcelik A/S
5.000% due 04/03/2023		$7,800	7,020
Export Credit Bank of Turkey
5.875% due 04/24/2019		16,000	16,520
KOC Holding A/S
3.500% due 04/24/2020		6,100	5,338
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		16,400	16,113
4.000% due 09/13/2017		7,500	7,331

			52,322

SOVEREIGN ISSUES 3.5%
Turkey Government International Bond
4.875% due 04/16/2043		21,400	18,511
5.625% due 03/30/2021		6,250	6,703
6.000% due 01/14/2041		36,480	36,526
6.750% due 04/03/2018		8,843	9,948
6.750% due 05/30/2040		47,900	53,109
6.875% due 03/17/2036		9,500	10,628
7.000% due 09/26/2016		5,200	5,819
7.000% due 03/11/2019		5,275	6,060
7.000% due 06/05/2020		33,000	38,197
7.250% due 03/05/2038		1,000	1,168
7.500% due 07/14/2017		9,000	10,361
7.500% due 11/07/2019		33,465	39,572
8.000% due 02/14/2034		3,400	4,242

			240,844

Total Turkey (Cost $299,816)			293,166

UKRAINE 0.6%
SOVEREIGN ISSUES 0.6%
Ukraine Government International Bond
6.580% due 11/21/2016		$3,400	3,171
6.875% due 09/23/2015		900	884
7.500% due 04/17/2023		14,400	12,708
7.950% due 02/23/2021		700	648
9.250% due 07/24/2017		24,900	24,962

Total Ukraine (Cost $46,821)			42,373

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Abu Dhabi National Energy Co.
6.165% due 10/25/2017		$300	337
Dolphin Energy Ltd.
5.888% due 06/15/2019		12,857	14,046
DP World Ltd.
6.850% due 07/02/2037		8,950	9,286

Total United Arab Emirates (Cost $21,553)			23,669

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,598
HBOS PLC
6.750% due 05/21/2018		7,500	7,976

Total United Kingdom (Cost $9,526)			10,574

UNITED STATES 1.2%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.553% due 04/25/2037		$495	253
5.726% due 10/25/2036 ^		387	239
6.000% due 07/25/2047 ^		216	174

			666

CORPORATE BONDS & NOTES 0.7%
American International Group, Inc.
6.765% due 11/15/2017	GBP	955	1,696
8.175% due 05/15/2068		$15,400	18,865
8.625% due 05/22/2068	GBP	200	359
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$6,000	6,086
Gerdau Holdings, Inc.
7.000% due 01/20/2020		17,000	18,020
Pemex Project Funding Master Trust
6.625% due 06/15/2035		300	316
Southern Copper Corp.
5.250% due 11/08/2042		2,200	1,818

			47,160

MORTGAGE-BACKED SECURITIES 0.5%
Adjustable Rate Mortgage Trust
2.897% due 11/25/2035		451	380
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		2,220	2,487
Banc of America Funding Corp.
3.120% due 11/20/2035		377	342
5.888% due 04/25/2037		513	463
Banc of America Large Loan Trust
2.493% due 11/15/2015		8,490	8,517
Bear Stearns Adjustable Rate Mortgage Trust
2.469% due 02/25/2036 ^		302	198
2.845% due 01/25/2035		51	47
Chase Mortgage Finance Trust
2.676% due 03/25/2037		368	324
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		851	841
2.823% due 03/25/2034		71	70
2.833% due 07/25/2046 ^		289	223
Countrywide Alternative Loan Trust
0.363% due 01/25/2037 ^		331	248
5.750% due 03/25/2037 ^		375	292
6.250% due 11/25/2036 ^		249	210
Countrywide Home Loan Mortgage Pass-Through Trust
2.716% due 03/25/2037 ^		223	151
2.805% due 04/20/2036 ^		231	177
2.862% due 02/25/2047 ^		270	208
3.080% due 09/25/2047 ^		162	131
Credit Suisse First Boston Mortgage Securities Corp.
2.341% due 06/25/2033		901	876
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		424	345
6.172% due 06/25/2036		680	460
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		410	276
Deutsche ALT-A Securities, Inc.
4.937% due 10/25/2035		291	251
5.000% due 10/25/2018		186	192
5.500% due 12/25/2035 ^		553	470
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		333	245
5.886% due 10/25/2036 ^		333	245
6.300% due 07/25/2036 ^		451	291
Harborview Mortgage Loan Trust
5.162% due 08/19/2036 ^		134	109
HomeBanc Mortgage Trust
2.508% due 04/25/2037 ^		593	304
IndyMac Mortgage Loan Trust
0.493% due 06/25/2037 ^		233	110
4.730% due 06/25/2036		408	392
4.917% due 10/25/2035		330	278
5.332% due 08/25/2036		492	476
JPMorgan Mortgage Trust
2.551% due 08/25/2035		600	577
4.247% due 04/25/2035		152	151
5.169% due 11/25/2035		295	279

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	703
Luminent Mortgage Trust
0.373% due 12/25/2036		221	159
MASTR Alternative Loan Trust
0.593% due 03/25/2036		185	39
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		3,311	2,876
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^		322	261
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	675
Morgan Stanley Capital Trust
6.090% due 06/11/2049		400	452
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		98	88
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		327	329
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		79	61
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^		426	194
Sequoia Mortgage Trust
2.549% due 01/20/2047		166	136
Structured Adjustable Rate Mortgage Loan Trust
1.914% due 10/25/2037 ^		246	142
2.957% due 11/25/2035 ^		287	212
4.416% due 09/25/2036 ^		523	311
5.081% due 05/25/2036		1,200	1,081
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		568	151
WaMu Mortgage Pass-Through Certificates
2.088% due 01/25/2037 ^		320	252
2.144% due 04/25/2037		217	170
2.386% due 12/25/2036 ^		222	185
2.475% due 12/25/2036 ^		706	598
2.558% due 03/25/2034		233	230
2.658% due 09/25/2036 ^		371	303
4.480% due 05/25/2037 ^		525	424

			31,668

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019 (h)		100	111
Israel Government AID Bond
5.500% due 04/26/2024		100	121

			232

Total United States (Cost $73,231)			79,726

URUGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Uruguay Government International Bond
5.000% due 09/14/2018 (c)	UYU	83,515	4,625
6.875% due 09/28/2025		$6,100	7,338
7.875% due 01/15/2033		10,350	13,196
8.000% due 11/18/2022		3,000	3,800

Total Uruguay (Cost $28,348)			28,959

VENEZUELA 12.2%
CORPORATE BONDS & NOTES 6.6%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$92,461	86,913
5.000% due 10/28/2015		32,592	28,762
5.250% due 04/12/2017		124,601	102,173
5.375% due 04/12/2027		112,375	68,549
5.500% due 04/12/2037		37,055	22,048
8.500% due 11/02/2017		153,711	141,222

			449,667

SOVEREIGN ISSUES 5.6%
Venezuela Government International Bond
5.750% due 02/26/2016		2,600	2,334
6.000% due 12/09/2020		7,780	5,718
7.000% due 12/01/2018		5,000	4,187
7.000% due 03/31/2038		44,140	30,302
7.650% due 04/21/2025		57,208	42,906
7.750% due 10/13/2019		76,170	63,602
8.250% due 10/13/2024		125,189	97,647

9.000% due 05/07/2023		44,752	37,480
9.250% due 05/07/2028		64,605	52,976
9.375% due 01/13/2034		48,807	40,144
12.750% due 08/23/2022		4,885	5,032

			382,328

Total Venezuela (Cost $812,152)			831,995

VIETNAM 0.2%
SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028		$4,917	4,531
6.875% due 01/15/2016		9,100	9,646

Total Vietnam (Cost $14,012)			14,177

VIRGIN ISLANDS (BRITISH) 1.7%
CORPORATE BONDS & NOTES 1.7%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$9,500	9,405
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		14,800	12,520
GTL Trade Finance, Inc.
7.250% due 10/20/2017		6,300	6,867
TNK-BP Finance S.A.
6.250% due 02/02/2015		3,850	4,037
6.625% due 03/20/2017		38,300	41,747
7.500% due 07/18/2016		21,335	23,762
7.875% due 03/13/2018		16,300	18,623

Total Virgin Islands (British) (Cost $113,956)			116,961

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022		$12,600	11,261

Total Zambia (Cost $12,410)			11,261

SHORT-TERM INSTRUMENTS 9.2%
COMMERCIAL PAPER 0.2%
Santander S.A.
2.750% due 07/02/2013		$6,600	6,599
3.100% due 10/01/2013		9,900	9,879

			16,478

MEXICO TREASURY BILLS 2.2%
3.775% due 08/08/2013 - 09/19/2013 (b)	MXN	1,950,000	149,776

U.S. TREASURY BILLS 1.2%
0.111% due 08/15/2013 - 05/29/2014 (b)(h)(j)		$82,900	82,821

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 5.6%
PIMCO Short-Term Floating NAV Portfolio		37,906,439	379,292
PIMCO Short-Term Floating NAV Portfolio III		2,269	23

			379,315

Total Short-Term Instruments (Cost $640,002)			628,390

Total Investments 100.0% (Cost $6,916,103)			$6,830,101
Written Options (g)(i) (0.1%) (Premiums $5,416)			(6,922)
Other Assets and Liabilities (Net) 0.1%			7,973

Net Assets 100.0%			$6,831,152

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (1)	Payable for Reverse Repurchase Agreements
CFR	(0.500%)	03/06/2013	03/05/2015	$2,125	$(2,121)
FOB	(0.600%)	03/25/2013	03/25/2015	3,175	(3,170)

					$(5,291)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $5,637 at a weighted average interest rate of (0.239%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (2)
Gazprom OAO Via Gaz Capital S.A.	4.950%	07/19/2022	$4,000	$3,800	$(3,890)

(2)	Market value includes $90 of interest payable on short sales.

(f)	Securities with an aggregate market value of $5,020 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	278	$177	$(799)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	278	65	(8)

				$242	$(807)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	131	$464
U.S. Treasury 10-Year Note September Futures	Long	09/2013	895	(2,804)

				$(2,340)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$11,300	$924	$(454)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	$110,000	$(2,884)	$(2,718)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	108,100	6,705	4,760

					$3,821	$2,042

(h)	Securities with an aggregate market value of $170 and cash of $8,785 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	BRL	8,838		$4,000	CBK	$39	$0	$39
07/2013		3,462		1,563	DUB	11	0	11
07/2013		14,185		6,493	FBF	136	0	136
07/2013		6,428		2,860	JPM	0	(21)	(21)
07/2013		15,268		6,891	MSC	49	0	49
07/2013	EUR	130,883		169,062	MSC	0	(1,302)	(1,302)
07/2013		130,883		173,757	UAG	3,394	0	3,394
07/2013	GBP	5,507		8,472	BRC	96	0	96
07/2013	INR	891,046		15,590	CBK	659	0	659
07/2013		2,072,239		35,661	HUS	936	0	936
07/2013	JPY	3,138,800		31,758	BPS	109	0	109
07/2013		933,800		9,195	MSC	0	(221)	(221)
07/2013		3,838,910		38,884	UAG	175	0	175
07/2013		$3,989	BRL	8,838	CBK	0	(28)	(28)
07/2013		1,653		3,462	DUB	0	(101)	(101)
07/2013		6,610		14,185	FBF	0	(253)	(253)
07/2013		2,901		6,428	JPM	0	(20)	(20)
07/2013		6,860		15,268	MSC	19	(36)	(17)
07/2013		2,786	EUR	2,128	BRC	0	(16)	(16)
07/2013		169,592		128,755	CBK	0	(1,998)	(1,998)
07/2013		173,757		130,883	MSC	0	(3,394)	(3,394)
07/2013		8,520	GBP	5,507	DUB	0	(144)	(144)
07/2013		29,988	INR	1,665,506	BRC	0	(2,079)	(2,079)
07/2013		13,169		715,999	DUB	0	(1,171)	(1,171)
07/2013		10,730		581,781	JPM	0	(981)	(981)
07/2013		27,724	JPY	2,705,100	DUB	0	(448)	(448)
07/2013		28,090		2,645,900	FBF	0	(1,410)	(1,410)
07/2013		11,850		1,154,611	JPM	0	(208)	(208)
07/2013		14,108		1,369,400	RYL	0	(300)	(300)
07/2013		8,201	ZAR	82,025	BOA	63	0	63
07/2013		2,033		20,506	CBK	33	0	33
07/2013	ZAR	29,698		$3,257	BOA	264	0	264
07/2013		40,452		4,364	BRC	288	0	288
07/2013		40,472		4,365	DUB	287	0	287
08/2013	BRL	1,500		687	BOA	19	0	19
08/2013		16,986		7,890	BPS	331	0	331
08/2013		28,816		13,288	BRC	464	0	464
08/2013		4,882		2,176	DUB	9	(6)	3
08/2013		2,520		1,150	FBF	28	0	28
08/2013		19,346		8,868	GLM	258	0	258
08/2013		4,889		2,157	HUS	0	(19)	(19)
08/2013		15,357		6,860	MSC	41	(14)	27
08/2013		11,334		5,195	UAG	151	0	151
08/2013	CNY	75,506		12,204	DUB	12	0	12
08/2013		108,657		17,420	HUS	0	(125)	(125)
08/2013		66,448		10,740	JPM	11	0	11
08/2013		61,007		9,831	SCX	0	(20)	(20)
08/2013		36,744		5,936	UAG	3	0	3
08/2013	EUR	77,489		101,329	CBK	453	0	453
08/2013	IDR	159,562,500		16,186	JPM	523	0	523
08/2013	MXN	169,940		14,076	BPS	1,004	0	1,004
08/2013		1,451,320		119,966	JPM	8,328	0	8,328
08/2013		$1,075	BRL	2,291	BRC	0	(55)	(55)
08/2013		70,900		144,559	UAG	0	(6,567)	(6,567)
08/2013		7,503	CNY	47,000	DUB	86	0	86
08/2013		5,246		33,000	RYL	82	0	82
08/2013		42,716		268,030	UAG	563	0	563
08/2013		8,471	GBP	5,507	BRC	0	(96)	(96)
09/2013	GBP	20,804		$32,321	BPS	694	0	694
09/2013	MXN	94,203		7,265	BOA	44	0	44
09/2013		136,190		10,502	BRC	64	0	64
09/2013		309,505		25,437	FBF	1,697	0	1,697
09/2013		$23,921	EUR	17,977	CBK	0	(514)	(514)
09/2013		6,495	GBP	4,141	CBK	0	(200)	(200)
09/2013		14,527		9,252	FBF	0	(462)	(462)
09/2013		21,305	MXN	263,051	JPM	0	(1,143)	(1,143)
10/2013	COP	274,988		$147	FBF	6	0	6
10/2013	INR	209,225		3,448	BRC	6	(3)	3
10/2013		181,680		3,000	JPM	8	0	8
10/2013		66,662		1,093	UAG	0	(5)	(5)
10/2013	RUB	893,508		27,719	BRC	938	0	938
10/2013	TRY	2,714		1,430	BRC	44	0	44
10/2013		6,606		3,355	CBK	0	(17)	(17)
10/2013		217		110	JPM	0	(1)	(1)
10/2013		$35,129	INR	2,072,239	HUS	0	(1,007)	(1,007)
10/2013		29,297	RUB	932,640	CBK	0	(1,343)	(1,343)
10/2013		5,078	TRY	9,277	JPM	0	(342)	(342)

						$22,425	$(26,070)	$(3,645)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	$65,600	$164	$(1,180)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	38,500	139	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	11,700	49	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	30,800	62	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	93,600	434	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	21,700	80	(330)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	15,300	47	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	55,400	961	(961)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	36,200	192	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	149,000	2,579	(2,579)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	10,000	40	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	10,000	67	(152)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013	23,500	74	(5)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013	23,500	169	(893)

							$5,057	$(6,100)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$117	$(15)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BOA	1.000%	06/20/2021	2.149%	$300	$(24)	$(13)	$(11)
Brazil Government International Bond	BOA	1.000%	09/20/2021	2.164%	28,000	(2,292)	(1,487)	(805)
Brazil Government International Bond	BRC	1.000%	03/20/2018	1.765%	5,700	(194)	(80)	(114)
Brazil Government International Bond	BRC	1.000%	06/20/2018	1.816%	15,000	(569)	(286)	(283)
Brazil Government International Bond	BRC	1.000%	09/20/2021	2.164%	28,000	(2,292)	(1,069)	(1,223)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%	2,800	(29)	(14)	(15)
Brazil Government International Bond	CBK	1.000%	06/20/2018	1.816%	10,000	(379)	(191)	(188)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.771%	31,200	26	200	(174)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%	7,200	(34)	14	(48)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.610%	10,900	(251)	(325)	74
Brazil Government International Bond	DUB	1.000%	06/20/2018	1.816%	4,300	(163)	(68)	(95)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.196%	11,200	(34)	45	(79)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.196%	14,700	(45)	67	(112)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%	17,900	(224)	(144)	(80)
Brazil Government International Bond	HUS	1.000%	06/20/2018	1.816%	3,300	(125)	(49)	(76)
Brazil Government International Bond	HUS	1.000%	03/20/2021	2.133%	18,100	(1,374)	(846)	(528)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%	300	(1)	(4)	3
Brazil Government International Bond	JPM	1.000%	12/20/2019	2.027%	1,300	(78)	(49)	(29)
Brazil Government International Bond	JPM	1.000%	09/20/2021	2.164%	7,500	(614)	(335)	(279)
Brazil Government International Bond	MYC	1.000%	06/20/2018	1.816%	11,800	(448)	(179)	(269)
Brazil Government International Bond	UAG	1.030%	07/20/2017	1.626%	3,875	(72)	0	(72)
China Government International Bond	CBK	1.000%	12/20/2016	0.805%	3,000	21	(143)	164
China Government International Bond	DUB	1.000%	12/20/2016	0.805%	2,500	18	(111)	129
China Government International Bond	FBF	1.000%	12/20/2016	0.805%	2,900	20	(143)	163
China Government International Bond	JPM	1.000%	12/20/2016	0.805%	12,400	87	(602)	689
Colombia Government International Bond	DUB	1.000%	09/20/2016	1.065%	10,000	(17)	(34)	17
Colombia Government International Bond	FBF	1.000%	09/20/2015	0.904%	6,500	16	(147)	163
Colombia Government International Bond	JPM	1.000%	09/20/2015	0.904%	27,600	67	(679)	746
Colombia Government International Bond	JPM	1.000%	09/20/2016	1.065%	5,000	(9)	(17)	8
Colombia Government International Bond	UAG	1.000%	09/20/2015	0.904%	8,000	20	(181)	201
Egypt Government International Bond	FBF	1.000%	06/20/2016	8.431%	8,400	(1,590)	(877)	(713)
Egypt Government International Bond	MYC	1.000%	06/20/2016	8.431%	1,300	(246)	(130)	(116)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.305%	600	7	(15)	22
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.445%	700	11	(5)	16
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.305%	800	9	(20)	29
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.305%	800	9	(26)	35
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.445%	1,200	19	(9)	28
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.445%	5,200	80	(3)	83
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.305%	300	3	(10)	13
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.445%	500	8	0	8
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.904%	3,800	12	(108)	120
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.904%	4,000	13	(110)	123
Indonesia Government International Bond	CBK	2.290%	12/20/2016	1.371%	1,300	41	0	41
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.440%	4,000	(385)	(257)	(128)
Indonesia Government International Bond	GST	1.000%	09/20/2021	2.464%	5,000	(501)	(489)	(12)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.909%	10,400	20	(433)	453
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%	1,300	(125)	(86)	(39)
Italy Government International Bond	BOA	1.000%	12/20/2013	1.028%	3,800	0	(12)	12
Kazakhstan Government International Bond	JPM	1.000%	03/20/2016	1.385%	10,000	(101)	(289)	188
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.789%	13,000	65	(226)	291
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%	3,400	17	(52)	69
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.637%	10,748	(494)	(635)	141
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.602%	1,100	(46)	(50)	4
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.637%	4,000	(184)	(157)	(27)
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.789%	14,000	69	(271)	340
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.602%	8,000	(330)	(368)	38
Mexico Government International Bond	MYC	1.000%	03/20/2015	0.733%	1,700	8	(25)	33
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.789%	10,000	50	(193)	243
Mexico Government International Bond	UAG	1.000%	03/20/2015	0.733%	25,000	123	(298)	421
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.789%	1,000	5	(15)	20
Peru Government International Bond	BRC	1.000%	09/20/2015	0.947%	5,000	7	(56)	63
Peru Government International Bond	MYC	1.960%	10/20/2016	1.129%	3,000	92	0	92
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	1.147%	65,000	(2)	(37)	35
Petrobras International Finance Co.	DUB	1.000%	12/20/2013	1.147%	17,500	(7)	13	(20)
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	1.394%	30,000	(136)	(212)	76
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.805%	17,500	(303)	(605)	302
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.805%	3,000	(52)	(86)	34
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%	400	(7)	(14)	7
Philippines Government International Bond	BOA	1.000%	03/20/2015	0.469%	7,000	67	(201)	268
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.522%	10,500	115	(224)	339
Philippines Government International Bond	BRC	1.000%	03/20/2015	0.469%	20,000	190	(576)	766
Philippines Government International Bond	DUB	1.000%	03/20/2015	0.469%	10,000	95	(301)	396
Philippines Government International Bond	DUB	1.000%	09/20/2015	0.522%	17,000	186	(417)	603
Philippines Government International Bond	GST	1.000%	09/20/2015	0.522%	15,000	164	(382)	546
Philippines Government International Bond	HUS	1.000%	09/20/2015	0.522%	7,800	85	(168)	253
Philippines Government International Bond	HUS	1.000%	12/20/2015	0.599%	1,100	12	(21)	33
Philippines Government International Bond	JPM	1.000%	03/20/2015	0.469%	20,000	190	(612)	802
Philippines Government International Bond	JPM	1.000%	09/20/2015	0.522%	15,000	165	(375)	540
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.469%	28,000	266	(859)	1,125
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.523%	5,500	73	0	73
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.523%	300	4	(3)	7
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.523%	300	4	(2)	6
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.375%	2,000	19	(28)	47
Republic of Korea	RYL	1.000%	12/20/2015	0.461%	1,000	13	1	12
Rosneft Oil Co.	CBK	1.000%	03/20/2014	1.252%	2,700	(4)	(15)	11
Rosneft Oil Co.	CBK	1.000%	03/20/2015	1.839%	18,000	(252)	(468)	216
Russia Government International Bond	GST	1.000%	03/20/2018	1.832%	51,300	(1,892)	(534)	(1,358)
Russia Government International Bond	HUS	1.000%	06/20/2018	1.892%	25,000	(1,036)	(769)	(267)
Russia Government International Bond	HUS	1.000%	06/20/2023	2.446%	7,500	(870)	(751)	(119)
South Africa Government International Bond	BOA	1.000%	03/20/2016	1.526%	18,800	(259)	81	(340)
South Africa Government International Bond	DUB	1.000%	06/20/2016	1.589%	400	(7)	(4)	(3)
South Africa Government International Bond	DUB	1.000%	12/20/2017	1.977%	29,100	(1,197)	(986)	(211)
South Africa Government International Bond	GST	1.000%	12/20/2017	1.977%	19,000	(782)	(659)	(123)
South Africa Government International Bond	HUS	1.000%	03/20/2018	2.044%	27,700	(1,278)	(586)	(692)
South Africa Government International Bond	HUS	1.000%	03/20/2023	2.677%	1,190	(156)	(123)	(33)
South Africa Government International Bond	MYC	1.000%	03/20/2018	2.044%	23,700	(1,093)	(501)	(592)
Spain Government International Bond	JPM	1.000%	12/20/2013	1.162%	6,600	(3)	(47)	44
Turkey Government International Bond	UAG	1.000%	03/20/2015	1.210%	18,500	(61)	(623)	562
Venezuela Government International Bond	BRC	5.000%	03/20/2018	10.118%	3,300	(587)	(85)	(502)
Venezuela Government International Bond	GST	5.000%	03/20/2018	10.118%	2,200	(391)	(66)	(325)

						$(21,054)	$(23,340)	$2,286

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-19 5-Year Index	BRC	5.000%	06/20/2018	$11,000	$893	$1,297	$(404)
CDX.EM-19 5-Year Index	DUB	5.000%	06/20/2018	46,115	3,747	4,744	(997)
CDX.EM-19 5-Year Index	GST	5.000%	06/20/2018	48,300	3,925	5,821	(1,896)
CDX.EM-19 5-Year Index	HUS	5.000%	06/20/2018	3,400	277	399	(122)
CDX.EM-19 5-Year Index	MYC	5.000%	06/20/2018	14,500	1,179	1,675	(496)

					$10,021	$13,936	$(3,915)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA	BRL	142,400	$(1,124)	$178	$(1,302)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		4,900	(129)	(5)	(124)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		145,000	(3,775)	(195)	(3,580)
Pay	1-Year BRL-CDI	8.285%	01/02/2017	DUB		163,300	(4,154)	0	(4,154)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		255,000	(6,304)	81	(6,385)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		9,700	(215)	29	(244)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		75,000	(1,731)	(9)	(1,722)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		330,900	(7,270)	(988)	(6,282)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		1,200	(26)	1	(27)
Pay	1-Year BRL-CDI	8.630%	01/02/2017	MYC		50,000	(1,133)	3	(1,136)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	JPM		800	(17)	1	(18)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		25,000	(534)	46	(580)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		89,600	(1,847)	235	(2,082)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		3,300	(54)	(2)	(52)
Pay	1-Year BRL-CDI	9.210%	01/02/2017	DUB		60,700	(956)	0	(956)
Pay	1-Year BRL-CDI	10.400%	01/02/2017	BRC		12,500	(56)	(2)	(54)
Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	BRC	ZAR	340,000	(1,899)	185	(2,084)
Pay	28-Day MXN-TIIE	7.330%	01/28/2015	HUS	MXN	65,400	219	(5)	224
Pay	28-Day MXN-TIIE	7.340%	01/28/2015	BRC		157,200	530	0	530
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		539,000	650	593	57
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		409,185	493	41	452
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		164,900	26	(36)	62
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		532,700	85	(181)	266
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		381,000	61	(207)	268
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	DUB		8,700	63	6	57
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		224,150	374	145	229
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		308,000	(1,667)	(463)	(1,204)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	DUB		425,000	(2,300)	(246)	(2,054)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		332,000	(1,797)	(488)	(1,309)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	GLM		280,100	(1,129)	92	(1,221)

							$(35,616)	$(1,191)	$(34,425)

(j)	Securities with an aggregate market value of $62,838 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Austria
Corporate Bonds & Notes	$0	$4,440	$0	$4,440
Bermuda
Corporate Bonds & Notes	0	47,026	0	47,026
Brazil
Corporate Bonds & Notes	0	658,918	0	658,918
Sovereign Issues	0	93,275	0	93,275
Canada
Corporate Bonds & Notes	0	12,656	0	12,656
Cayman Islands
Corporate Bonds & Notes	0	116,312	8,908	125,220
Chile
Corporate Bonds & Notes	0	65,395	0	65,395
Sovereign Issues	0	1,826	0	1,826
China
Corporate Bonds & Notes	0	25,031	0	25,031
Colombia
Corporate Bonds & Notes	0	99,754	0	99,754
Sovereign Issues	0	36,798	0	36,798
Costa Rica
Sovereign Issues	0	21,189	0	21,189
Croatia
Corporate Bonds & Notes	0	5,398	0	5,398
Dominican Republic
Corporate Bonds & Notes	0	10,680	0	10,680
El Salvador
Sovereign Issues	0	75,533	0	75,533
Gabon
Sovereign Issues	0	12,286	0	12,286
Guatemala
Sovereign Issues	0	30,522	0	30,522
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	11,345	11,345
Hong Kong
Corporate Bonds & Notes	0	30,735	0	30,735
India
Corporate Bonds & Notes	0	43,646	0	43,646
Indonesia
Bank Loan Obligations	0	0	2,570	2,570
Corporate Bonds & Notes	0	156,650	0	156,650
Sovereign Issues	0	193,179	0	193,179
Ireland
Corporate Bonds & Notes	0	338,068	0	338,068
Isle of Man
Corporate Bonds & Notes	0	7,053	0	7,053
Israel
Corporate Bonds & Notes	0	2,911	0	2,911
Sovereign Issues	0	14,201	0	14,201
Kazakhstan
Corporate Bonds & Notes	0	225,644	0	225,644
Luxembourg
Corporate Bonds & Notes	0	570,889	0	570,889
Malaysia
Corporate Bonds & Notes	0	28,409	0	28,409
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	648,652	0	648,652
Sovereign Issues	0	91,658	0	91,658
Mongolia
Sovereign Issues	0	33,057	0	33,057
Morocco
Sovereign Issues	0	32,074	0	32,074
Netherlands
Corporate Bonds & Notes	0	25,499	0	25,499
Panama
Corporate Bonds & Notes	0	11,699	0	11,699
Sovereign Issues	0	57,172	0	57,172
Peru
Corporate Bonds & Notes	0	11,663	0	11,663
Sovereign Issues	0	62,667	0	62,667
Philippines
Corporate Bonds & Notes	0	28,354	0	28,354
Sovereign Issues	0	9,587	0	9,587
Poland
Sovereign Issues	0	26,871	0	26,871
Qatar
Corporate Bonds & Notes	0	48,884	0	48,884
Sovereign Issues	0	38,285	0	38,285
Russia
Corporate Bonds & Notes	0	93,838	0	93,838
Sovereign Issues	0	316,991	0	316,991
Senegal
Sovereign Issues	0	16,407	0	16,407
Serbia
Sovereign Issues	0	4,116	0	4,116
Singapore
Corporate Bonds & Notes	0	735	0	735
South Africa
Corporate Bonds & Notes	0	33,590	0	33,590
Sovereign Issues	0	35,490	0	35,490
South Korea
Corporate Bonds & Notes	0	73,417	0	73,417
Sovereign Issues	0	13,269	0	13,269
Spain
Corporate Bonds & Notes	0	1,238	0	1,238
Sovereign Issues	0	25,155	0	25,155
Sri Lanka
Sovereign Issues	0	12,200	0	12,200
Thailand
Corporate Bonds & Notes	0	12,881	0	12,881
Trinidad and Tobago
Corporate Bonds & Notes	0	20,974	0	20,974
Tunisia
Sovereign Issues	0	11,180	0	11,180
Turkey
Corporate Bonds & Notes	0	52,322	0	52,322
Sovereign Issues	0	240,844	0	240,844
Ukraine
Sovereign Issues	0	42,373	0	42,373
United Arab Emirates
Corporate Bonds & Notes	0	23,669	0	23,669
United Kingdom
Corporate Bonds & Notes	0	10,574	0	10,574
United States
Asset-Backed Securities	0	666	0	666
Corporate Bonds & Notes	0	47,160	0	47,160
Mortgage-Backed Securities	0	31,668	0	31,668
U.S. Government Agencies	0	232	0	232
Uruguay
Sovereign Issues	0	28,959	0	28,959
Venezuela
Corporate Bonds & Notes	0	449,667	0	449,667
Sovereign Issues	0	382,328	0	382,328
Vietnam
Sovereign Issues	0	14,177	0	14,177
Virgin Islands (British)
Corporate Bonds & Notes	0	116,961	0	116,961
Zambia
Sovereign Issues	0	11,261	0	11,261
Short-Term Instruments
Commercial Paper	0	16,478	0	16,478
Mexico Treasury Bills	0	149,776	0	149,776
U.S. Treasury Bills	0	82,821	0	82,821
Central Funds Used for Cash Management Purposes	379,315	0	0	379,315
	$379,315	$6,427,963	$22,823	$6,830,101

Short Sales, at value
Corporate Bonds & Notes	$0	$(3,890)	$0	$(3,890)

Financial Derivative Instruments - Assets
Credit Contracts	0	12,386	0	12,386
Foreign Exchange Contracts	0	22,425	0	22,425
Interest Rate Contracts	464	6,905	0	7,369
	$464	$41,716	$0	$42,180

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(14,469)	0	(14,469)
Foreign Exchange Contracts	0	(26,070)	0	(26,070)
Interest Rate Contracts	(2,804)	(46,195)	(15)	(49,014)

	$(2,804)	$(86,734)	$(15)	$(89,553)

Totals	$376,975	$6,379,055	$22,808	$6,778,838

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$9,709	$0	$(510)	$80	$85	$(456)	$0	$0	$8,908	$(417)
Guernsey, Channel Islands
Corporate Bonds & Notes	12,578	0	(355)	0	0	(878)	0	0	11,345	(851)
Indonesia
Bank Loan Obligations	2,907	0	(353)	13	40	(37)	0	0	2,570	(15)
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0

	$25,194	$0	$(1,218)	$93	$125	$(1,371)	$0	$0	$22,823	$(1,283)

Financial Derivative Instruments - Liabilities
Credit Contracts	(1,074)	0	0	0	0	1,074	0	0	0	0
Interest Rate Contracts	(17)	0	0	0	0	2	0	0	(15)	2

	$(1,091)	$0	$0	$0	$0	$1,076	$0	$0	$(15)	$2

Totals	$24,103	$0	$(1,218)	$93	$125	$(295)	$0	$0	$22,808	$(1,281)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$8,908	Benchmark Pricing	Base Price	53.50 - 90.50
Guernsey, Channel Islands
Corporate Bonds & Notes	11,345	Third Party Vendor	Broker Quote	100.00
Indonesia
Bank Loan Obligations	2,570	Benchmark Pricing	Base Price	95.00
Mexico
Common Stocks	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(15)	Indicative Market Quotation	Broker Quote	0.16

Total	$22,808

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AUSTRIA 0.6%
CORPORATE BONDS & NOTES 0.6%
OGX Austria GmbH
8.375% due 04/01/2022	$4,190	$1,257
Sappi Papier Holding GmbH
6.625% due 04/15/2021	4,980	4,856
7.500% due 06/15/2032	400	318
7.750% due 07/15/2017	340	360
8.375% due 06/15/2019	200	212

Total Austria (Cost $8,314)		7,003

AZERBAIJAN 0.6%
CORPORATE BONDS & NOTES 0.6%
State Oil Co. of the Azerbaijan Republic
4.750% due 03/13/2023	$7,800	7,080

Total Azerbaijan (Cost $7,887)		7,080

BARBADOS 0.1%
CORPORATE BONDS & NOTES 0.1%
Columbus International, Inc.
11.500% due 11/20/2014	$600	650

Total Barbados (Cost $668)		650

BERMUDA 3.7%
CORPORATE BONDS & NOTES 3.7%
Alliance Oil Co. Ltd.
7.000% due 05/04/2020	$3,400	3,107
9.875% due 03/11/2015	18,460	19,706
China Resources Gas Group Ltd.
4.500% due 04/05/2022	2,400	2,355
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	2,630	2,699
Digicel Group Ltd.
8.250% due 09/30/2020	7,750	8,060
Digicel Ltd.
7.000% due 02/15/2020	200	203
8.250% due 09/01/2017	6,400	6,687
FPMH Finance Ltd.
7.375% due 07/24/2017	2,175	2,371
Noble Group Ltd.
6.625% due 08/05/2020	1,000	1,003

Total Bermuda (Cost $46,955)		46,191

BRAZIL 14.1%
CORPORATE BONDS & NOTES 14.1%
Banco ABC Brasil S.A.
7.875% due 04/08/2020	$7,950	8,387
Banco BTG Pactual S.A.
4.875% due 07/08/2016	7,700	7,854
Banco do Brasil S.A.
3.875% due 10/10/2022	1,850	1,626
6.250% due 04/15/2024 (c)	5,300	4,677
8.500% due 10/20/2020 (c)	1,805	1,959
9.250% due 04/15/2023 (c)	11,215	12,253
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022	7,000	7,245
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015	1,750	1,747
Banco Panamericano S.A.
5.500% due 08/04/2015	4,000	4,015
8.500% due 04/23/2020	3,360	3,679
Banco Safra S.A.
6.750% due 01/27/2021	2,900	3,161
Banco Santander Brasil S.A.
4.250% due 01/14/2016	4,000	4,060
4.625% due 02/13/2017	9,850	10,047

Banco Votorantim S.A.
5.250% due 02/11/2016	2,300	2,369
7.375% due 01/21/2020	5,040	5,355
BM&FBovespa S.A.
5.500% due 07/16/2020	900	928
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (c)	3,355	3,298
BR Properties S.A.
9.000% due 10/07/2015 (c)	3,860	3,947
Braskem Finance Ltd.
5.750% due 04/15/2021	4,100	4,018
BRF S.A.
5.875% due 06/06/2022	2,200	2,263
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	800	778
6.875% due 07/30/2019	2,500	2,625
Cielo S.A.
3.750% due 11/16/2022	7,180	6,319
CSN Resources S.A.
6.500% due 07/21/2020	3,700	3,621
Embraer Overseas Ltd.
6.375% due 01/15/2020	1,000	1,105
Embraer S.A.
5.150% due 06/15/2022	3,335	3,352
Itau Unibanco Holding S.A.
5.500% due 08/06/2022	3,220	3,091
Minerva Luxembourg S.A.
7.750% due 01/31/2023	6,300	6,284
Oi S.A.
5.750% due 02/10/2022	4,400	4,108
Petrobras Global Finance BV
2.414% due 01/15/2019	900	884
Petrobras International Finance Co.
5.375% due 01/27/2021	200	202
5.750% due 01/20/2020	6,900	7,210
5.875% due 03/01/2018	2,400	2,594
7.875% due 03/15/2019	10,500	12,190
8.375% due 12/10/2018	200	238
QGOG Constellation S.A.
6.250% due 11/09/2019	2,000	1,965
Raizen Fuels Finance Ltd.
9.500% due 08/15/2014	2,250	2,410
Telemar Norte Leste S.A.
5.500% due 10/23/2020	2,414	2,257
Tonon Bioenergia S.A.
9.250% due 01/24/2020	5,850	5,470
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019	4,000	3,970
Vale Overseas Ltd.
4.375% due 01/11/2022	2,600	2,481
6.875% due 11/21/2036	3,180	3,238
6.875% due 11/10/2039	1,000	1,015
Votorantim Cimentos S.A.
7.250% due 04/05/2041	3,800	3,705

Total Brazil (Cost $183,917)		174,000

CANADA 0.9%
CORPORATE BONDS & NOTES 0.9%
Harvest Operations Corp.
2.125% due 05/14/2018 (e)	$2,300	2,187
6.875% due 10/01/2017	500	559
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023	8,575	8,146

Total Canada (Cost $11,590)		10,892

CAYMAN ISLANDS 8.1%
CORPORATE BONDS & NOTES 8.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020	$1,425	1,510
Agile Property Holdings Ltd.
8.875% due 04/28/2017	3,900	3,997
9.875% due 03/20/2017	2,475	2,605
Baidu, Inc.
3.500% due 11/28/2022	6,100	5,478
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	2,000	2,039
5.750% due 01/18/2017 (e)	12,720	13,515
BFF International Ltd.
7.250% due 01/28/2020	1,100	1,217
Central China Real Estate Ltd.
8.000% due 01/28/2020	1,750	1,606

China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018	2,000	1,870
Country Garden Holdings Co. Ltd.
7.500% due 01/10/2023	900	828
10.500% due 08/11/2015	1,125	1,204
11.125% due 02/23/2018	2,520	2,747
11.250% due 04/22/2017	1,850	2,021
DP World Sukuk Ltd.
6.250% due 07/02/2017	12,500	13,406
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	4,800	5,073
Greentown China Holdings Ltd.
8.500% due 02/04/2018	4,800	4,681
Interoceanica Finance Ltd.
0.000% due 11/30/2018	2,031	1,829
0.000% due 11/30/2025	83	58
0.000% due 05/15/2030	570	297
JBS Finance Ltd.
8.250% due 01/29/2018	6,020	6,170
Kaisa Group Holdings Ltd.
10.250% due 01/08/2020	300	279
Longfor Properties Co. Ltd.
6.875% due 10/18/2019	2,765	2,621
Mongolian Mining Corp.
8.875% due 03/29/2017	6,560	5,609
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018	3,819	3,423
QNB Finance Ltd.
2.875% due 04/29/2020	1,400	1,316
Raizen Energy Finance Ltd.
7.000% due 02/01/2017	1,000	1,110
Saudi Electricity Global Sukuk Co.
3.473% due 04/08/2023	1,500	1,444
Shimao Property Holdings Ltd.
6.625% due 01/14/2020	2,200	1,957
Sunac China Holdings Ltd.
12.500% due 10/16/2017	5,670	6,083
Tencent Holdings Ltd.
4.625% due 12/12/2016	410	437
Voto-Votorantim Ltd.
6.750% due 04/05/2021	1,280	1,370
Voto-Votorantim Overseas Trading Operations NV
6.625% due 09/25/2019	600	642
Want Want China Finance Ltd.
1.875% due 05/14/2018	930	872

Total Cayman Islands (Cost $103,331)		99,314

CHILE 1.0%
CORPORATE BONDS & NOTES 1.0%
Automotores Gildemeister S.A.
6.750% due 01/15/2023	$3,500	2,992
Banco de Credito e Inversiones
4.000% due 02/11/2023	3,100	2,929
Corpbanca S.A.
3.125% due 01/15/2018	5,500	5,238
E.CL S.A.
5.625% due 01/15/2021	1,010	1,053

Total Chile (Cost $13,062)		12,212

CHINA 0.2%
CORPORATE BONDS & NOTES 0.2%
China Railway Resources Huitung Ltd.
3.850% due 02/05/2023	$2,200	1,983
Industrial & Commercial Bank of China
2.750% due 09/12/2017	700	705

Total China (Cost $2,929)		2,688

COLOMBIA 2.3%
CORPORATE BONDS & NOTES 2.3%
Banco de Bogota S.A.
5.000% due 01/15/2017	$3,900	4,046
Bancolombia S.A.
5.950% due 06/03/2021	12,440	13,280
Grupo Aval Ltd.
4.750% due 09/26/2022	6,200	5,843
5.250% due 02/01/2017	1,500	1,556
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022	3,000	3,113

Total Colombia (Cost $29,009)		27,838

CROATIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Agrokor d.d.
8.875% due 02/01/2020		$4,600	4,871
9.125% due 02/01/2020	EUR	500	689
10.000% due 12/07/2016		1,500	2,088
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$860	868

Total Croatia (Cost $8,687)			8,516

CZECH REPUBLIC 1.3%
CORPORATE BONDS & NOTES 1.3%
EP Energy A/S
4.375% due 05/01/2018	EUR	7,500	9,850
RPG Byty Sro
6.750% due 05/01/2020		5,000	6,004

Total Czech Republic (Cost $16,617)			15,854

DOMINICAN REPUBLIC 0.8%
CORPORATE BONDS & NOTES 0.8%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$7,635	7,692
EGE Haina Finance Co.
9.500% due 04/26/2017		2,650	2,736

Total Dominican Republic (Cost $10,546)			10,428

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020		$2,440	2,513

Total Germany (Cost $2,597)			2,513

GUATEMALA 0.4%
CORPORATE BONDS & NOTES 0.4%
Industrial Senior Trust
5.500% due 11/01/2022		$5,100	4,819

Total Guatemala (Cost $5,146)			4,819

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$3,588	3,588

Total Guernsey, Channel Islands (Cost $3,665)			3,588

HONG KONG 1.4%
CORPORATE BONDS & NOTES 1.4%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$550	568
Citic Pacific Ltd.
6.800% due 01/17/2023		400	370
6.875% due 01/21/2018		3,900	3,796
CNOOC Finance Ltd.
4.250% due 01/26/2021		1,700	1,726
CNPC General Capital Ltd.
3.400% due 04/16/2023		400	368
Franshion Development Ltd.
6.750% due 04/15/2021		7,970	7,811
Franshion Investment Ltd.
4.700% due 10/26/2017		270	260
Wharf Finance Ltd.
4.625% due 02/08/2017		1,120	1,168
Wheelock Finance Ltd.
3.000% due 03/19/2018		720	686

Total Hong Kong (Cost $17,649)			16,753

INDIA 2.7%
CORPORATE BONDS & NOTES 2.7%
Bharat Petroleum Corp. Ltd.
4.625% due 10/25/2022	$4,000	3,717
ICICI Bank Ltd.
4.700% due 02/21/2018	4,400	4,425
4.750% due 11/25/2016	3,300	3,410
Indian Oil Corp. Ltd.
5.625% due 08/02/2021 (e)	2,000	2,021
NTPC Ltd.
5.625% due 07/14/2021	2,470	2,511
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	8,750	8,616
State Bank of India
4.125% due 08/01/2017	7,930	7,862
4.500% due 07/27/2015	540	563
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	596

Total India (Cost $35,117)		33,721

INDONESIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Alam Synergy Pte Ltd.
6.950% due 03/27/2020	$5,300	5,101
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017	1,400	1,382
Listrindo Capital BV
6.950% due 02/21/2019	2,660	2,727
Pertamina Persero PT
4.300% due 05/20/2023	3,000	2,790
Theta Capital Pte. Ltd.
6.125% due 11/14/2020	1,580	1,513

Total Indonesia (Cost $14,308)		13,513

IRELAND 7.8%
CORPORATE BONDS & NOTES 7.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$2,145	2,534
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.750% due 04/28/2021	8,390	8,683
7.875% due 09/25/2017	9,600	10,235
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	10,300	10,248
EDC Finance Ltd.
4.875% due 04/17/2020	10,700	9,817
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.
5.125% due 12/12/2017	16,740	16,531
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	8,700	8,004
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	9,470	8,712
5.326% due 02/03/2016	2,550	2,684
6.604% due 02/03/2021	1,400	1,512
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	1,000	988
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022	3,610	3,354
Russian Railways via RZD Capital PLC
5.700% due 04/05/2022	1,370	1,423
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	650	681
7.748% due 02/02/2021	9,480	10,132
9.125% due 04/30/2018	1,000	1,143

Total Ireland (Cost $102,523)		96,681

ISLE OF MAN 1.1%
CORPORATE BONDS & NOTES 1.1%
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019	$13,400	13,500

Total Isle of Man (Cost $13,829)		13,500

LUXEMBOURG 6.4%
CORPORATE BONDS & NOTES 6.4%
Altice Financing S.A.
7.875% due 12/15/2019		$6,650	6,982
8.000% due 12/15/2019	EUR	3,650	4,977
Altice Finco S.A.
9.875% due 12/15/2020		$730	785
Aralco Finance S.A.
10.125% due 05/07/2020		1,290	1,158
Evraz Group S.A.
7.400% due 04/24/2017		6,720	6,787
9.500% due 04/24/2018		700	746
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		6,420	5,912
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		8,400	9,660
9.250% due 04/23/2019		10,125	12,251
Russian Standard Bank Via Russian Standard Finance S.A.
9.250% due 07/11/2017		3,100	3,224
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		8,440	8,651
5.400% due 03/24/2017		9,240	9,702
5.717% due 06/16/2021		1,400	1,431
TMK OAO Via TMK Capital S.A.
6.750% due 04/03/2020		4,600	4,278
7.750% due 01/27/2018		1,100	1,105
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		360	394
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		400	417

Total Luxembourg (Cost $81,895)			78,460

MEXICO 3.0%

	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		172,485	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.0%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		$8,050	7,567
BBVA Bancomer S.A.
6.500% due 03/10/2021		11,430	12,058
6.750% due 09/30/2022		1,650	1,786
Cemex S.A.B. de C.V.
5.276% due 09/30/2015		4,415	4,514
9.500% due 06/15/2018		3,600	3,906
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		400	180
Credito Real S.A.B. de C.V.
10.250% due 04/14/2015		1,160	1,236
Empresas ICA S.A.B. de C.V.
8.375% due 07/24/2017		1,000	885
Grupo Bimbo S.A.B. de C.V.
4.500% due 01/25/2022		1,700	1,704
Grupo Cementos de Chihuahua S.A.B. de C.V.
8.125% due 02/08/2020		930	960
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		1,400	1,437
Hipotecaria Su Casita S.A. de C.V.
5.810% due 06/28/2018 ^	MXN	17,999	76

Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019		$900	1,031

			37,340

Total Mexico (Cost $41,377)			37,340

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$5,920	5,773

Total Mongolia (Cost $6,211)			5,773

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
Hyva Global BV
8.625% due 03/24/2016		$600	569
Indo Energy Finance BV
7.000% due 05/07/2018		1,410	1,389
Marfrig Holding Europe BV
9.875% due 07/24/2017		4,610	4,656
New World Resources NV
7.875% due 05/01/2018	EUR	3,730	2,913

Total Netherlands (Cost $11,846)			9,527

PANAMA 0.1%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028		$1,371	1,385

Total Panama (Cost $1,371)			1,385

PARAGUAY 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Continental SAECA
8.875% due 10/15/2017		$2,000	2,148

Total Paraguay (Cost $2,000)			2,148

PERU 2.0%
CORPORATE BONDS & NOTES 2.0%
Banco de Credito del Peru
4.250% due 04/01/2023		$10,160	9,423
5.375% due 09/16/2020		3,000	3,098
BBVA Banco Continental S.A.
3.250% due 04/08/2018		100	97
5.000% due 08/26/2022		2,280	2,229
Corp. Lindley S.A.
4.625% due 04/12/2023		6,800	6,613
Volcan Cia Minera S.A.A.
5.375% due 02/02/2022		3,750	3,703

Total Peru (Cost $26,636)			25,163

PHILIPPINES 0.1%
CORPORATE BONDS & NOTES 0.1%
Energy Development Corp.
6.500% due 01/20/2021		$1,100	1,188

Total Philippines (Cost $1,109)			1,188

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		$580	681

Total Qatar (Cost $711)			681

RUSSIA 5.5%
CORPORATE BONDS & NOTES 5.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$17,070	18,350
Lukoil International Finance BV
6.125% due 11/09/2020		1,800	1,904
Polyus Gold International Ltd.
5.625% due 04/29/2020		12,270	11,933
SCF Capital Ltd.
5.375% due 10/27/2017		6,550	6,386
Sibur Securities Ltd.
3.914% due 01/31/2018		10,800	10,044
VimpelCom Holdings BV
5.200% due 02/13/2019		2,000	1,960
6.255% due 03/01/2017		2,480	2,554
7.504% due 03/01/2022		14,010	14,535

Total Russia (Cost $70,458)			67,666

SINGAPORE 0.6%
CORPORATE BONDS & NOTES 0.6%
DBS Bank Ltd.
3.625% due 09/21/2022		$2,600	2,609
STATS ChipPAC Ltd.
5.375% due 03/31/2016		3,920	3,979
Temasek Financial Ltd.
2.375% due 01/23/2023		1,300	1,157

Total Singapore (Cost $7,974)			7,745

SOUTH AFRICA 0.6%
CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		$1,924	1,703
5.375% due 04/15/2020		5,370	5,025
FirstRand Bank Ltd.
4.375% due 06/09/2016		700	723

Total South Africa (Cost $8,280)			7,451

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
Korea Development Bank
3.000% due 09/14/2022		$1,000	916
Korea Exchange Bank
3.125% due 06/26/2017		720	715
Korea Finance Corp.
4.625% due 11/16/2021		610	623
Korea Hydro & Nuclear Power Co. Ltd.
4.750% due 07/13/2021		700	720
Shinhan Bank
4.375% due 09/15/2015		430	453
SK Telecom Co. Ltd.
2.125% due 05/01/2018		300	286
Woori Bank Co. Ltd.
5.875% due 04/13/2021		1,700	1,821

Total South Korea (Cost $5,749)			5,534

SWEDEN 1.1%
CORPORATE BONDS & NOTES 1.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	1,100	1,530
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018		1,900	2,622
Eileme AB
11.625% due 01/31/2020		$5,000	5,700
11.750% due 01/31/2020	EUR	600	890
PKO Finance AB
4.630% due 09/26/2022		$2,910	2,838

Total Sweden (Cost $13,450)			13,580

THAILAND 0.6%
CORPORATE BONDS & NOTES 0.6%
Bangkok Bank PCL
3.875% due 09/27/2022 (e)	$400	385
Thai Oil PCL
3.625% due 01/23/2023	7,610	6,977

Total Thailand (Cost $7,968)		7,362

TURKEY 5.0%
CORPORATE BONDS & NOTES 5.0%
Arcelik A/S
5.000% due 04/03/2023	$12,900	11,610
KOC Holding A/S
3.500% due 04/24/2020	1,800	1,575
Turkiye Garanti Bankasi A/S
5.250% due 09/13/2022	9,350	8,801
6.250% due 04/20/2021	1,710	1,778
Turkiye Halk Bankasi A/S
3.875% due 02/05/2020	3,090	2,796
4.875% due 07/19/2017	4,000	4,020
Turkiye Is Bankasi A/S
3.750% due 10/10/2018	12,490	11,772
3.875% due 11/07/2017	6,600	6,468
Turkiye Vakiflar Bankasi Tao
5.750% due 04/24/2017	3,130	3,254
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	9,850	8,840
5.500% due 12/06/2022	200	183

Total Turkey (Cost $65,945)		61,097

UNITED ARAB EMIRATES 1.4%
CORPORATE BONDS & NOTES 1.4%
Dolphin Energy Ltd.
5.500% due 12/15/2021	$5,690	6,160
DP World Ltd.
6.850% due 07/02/2037	2,300	2,386
Emirates Airline
5.125% due 06/08/2016	8,555	8,822
National Bank of Abu Dhabi PJSC
3.000% due 08/13/2019	370	356

Total United Arab Emirates (Cost $18,517)		17,724

UNITED KINGDOM 1.5%
CORPORATE BONDS & NOTES 1.5%
Afren PLC
11.500% due 02/01/2016	$11,950	13,324
Vedanta Resources PLC
8.250% due 06/07/2021	2,670	2,702
9.500% due 07/18/2018	2,000	2,195

Total United Kingdom (Cost $18,489)		18,221

UNITED STATES 1.9%
CORPORATE BONDS & NOTES 1.9%
American Airlines Pass-Through Trust
7.000% due 07/31/2019	$171	180
Cemex Finance LLC
9.500% due 12/14/2016	3,600	3,825
Gerdau Holdings, Inc.
7.000% due 01/20/2020	3,630	3,848
Hyundai Capital America
3.750% due 04/06/2016	2,175	2,257
NII Capital Corp.
7.625% due 04/01/2021	1,000	788

Southern Copper Corp.
5.250% due 11/08/2042	15,100	12,478

Total United States (Cost $26,129)		23,376

VIRGIN ISLANDS (BRITISH) 1.1%
CORPORATE BONDS & NOTES 1.1%
FPC Finance Ltd.
6.000% due 06/28/2019	$500	518
Gerdau Trade, Inc.
5.750% due 01/30/2021	3,460	3,425
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,400	2,876
PCCW-HKT Capital Ltd.
5.250% due 07/20/2015	800	853
TNK-BP Finance S.A.
7.875% due 03/13/2018	250	286
Wiseyear Holdings Ltd.
5.875% due 04/06/2021	950	1,004
Yingde Gases Investment Ltd.
8.125% due 04/22/2018	5,000	4,875

Total Virgin Islands (British) (Cost $14,861)		13,837

SHORT-TERM INSTRUMENTS 14.9%
U.S. TREASURY BILLS 0.4%
0.101% due 08/15/2013 - 05/29/2014 (b)(i)	$4,618	4,615

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 14.5%
PIMCO Short-Term Floating NAV Portfolio	17,824,087	178,348

Total Short-Term Instruments (Cost $182,970)		182,963

Total Investments 97.2% (Cost $1,252,292)		$1,195,975
Written Options (f)(h) (0.2%) (Premiums $667)		(2,371)
Other Assets and Liabilities (Net) 3.0%		37,006

Net Assets 100.0%		$1,230,610

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (1)	Payable for Reverse Repurchase Agreements
BRC	(1.000%)	05/06/2013	12/31/2013	$912	$(908)
	(1.000%)	06/07/2013	06/07/2015	1,421	(1,420)
	(1.000%)	06/11/2013	12/31/2013	401	(401)
CFR	(0.750%)	02/27/2013	07/02/2013	1,052	(1,049)
MYI	(1.250%)	07/01/2013	06/27/2015	964	(964)

					$(4,742)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $4,916 at a weighted average interest rate of (0.616%).

(e)	Securities with an aggregate market value of $3,540 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	65	$39	$(187)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	65	18	(2)

				$57	$(189)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	6	$21
U.S. Treasury 10-Year Note September Futures	Long	09/2013	945	(2,956)

				$(2,935)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.400%	08/15/2013	$33,900	$20	$65
Pay	3-Month USD-LIBOR	0.750%	06/19/2017	15,400	(255)	(210)
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	2,600	(68)	(64)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	11,000	682	503

					$379	$294

(g)	Cash of $2,348 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	BRL	1,797		$884	UAG	$85	$0	$85
08/2013	EUR	35,390		45,573	FBF	0	(502)	(502)
08/2013		680		880	SOG	0	(5)	(5)
08/2013		$14,334	EUR	10,758	UAG	0	(328)	(328)
09/2013	MXN	6,997		$567	JPM	30	0	30

						$115	$(835)	$(720)

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	$6,600	$32	$0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	15,600	55	(68)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	15,600	55	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	1,300	3	(21)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.850%	09/03/2013	51,200	36	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	51,200	174	(1,117)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	1,300	4	(21)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	21,500	60	(387)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013	5,250	6	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013	24,200	123	(348)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013	5,250	12	(47)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	1,800	6	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	1,800	5	(27)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013	3,700	12	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013	3,700	27	(140)

							$610	$(2,182)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	03/20/2015	1.196%	$600	$(1)	$3	$(4)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.196%	100	(1)	0	(1)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.196%	1,800	(6)	8	(14)
Brazil Government International Bond	MYC	1.000%	03/20/2015	1.196%	1,600	(5)	7	(12)
Desarrolladora Homex S.A.B. de C.V.	BRC	5.000%	09/20/2013	26.838%	3,100	(1,824)	(38)	(1,786)
Desarrolladora Homex S.A.B. de C.V.	DUB	5.000%	09/20/2013	26.838%	2,370	(1,394)	(138)	(1,256)
Financiera Independencia S.A.B. de C.V.	DUB	5.000%	09/20/2013	8.800	1,330	(9)	(80)	71
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.805%	200	(4)	(7)	3
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%	2,300	(40)	(79)	39
Rosneft Oil Co.	CBK	1.000%	03/20/2014	1.252%	12,400	(19)	(70)	51

						$(3,303)	$(394)	$(2,909)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	10.450%	01/02/2017	FBF	BRL	90,300	$(365)	$84	$(449)

(i)	Securities with an aggregate market value of $4,615 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Austria
Corporate Bonds & Notes	$0	$7,003	$0	$7,003
Azerbaijan
Corporate Bonds & Notes	0	7,080	0	7,080
Barbados
Corporate Bonds & Notes	0	650	0	650
Bermuda
Corporate Bonds & Notes	0	46,191	0	46,191
Brazil
Corporate Bonds & Notes	0	174,000	0	174,000
Canada
Corporate Bonds & Notes	0	10,892	0	10,892
Cayman Islands
Corporate Bonds & Notes	0	97,130	2,184	99,314
Chile
Corporate Bonds & Notes	0	12,212	0	12,212
China
Corporate Bonds & Notes	0	2,688	0	2,688
Colombia
Corporate Bonds & Notes	0	27,838	0	27,838
Croatia
Corporate Bonds & Notes	0	8,516	0	8,516
Czech Republic
Corporate Bonds & Notes	0	15,854	0	15,854
Dominican Republic
Corporate Bonds & Notes	0	10,428	0	10,428
Germany
Corporate Bonds & Notes	0	2,513	0	2,513
Guatemala
Corporate Bonds & Notes	0	4,819	0	4,819
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	3,588	3,588
Hong Kong
Corporate Bonds & Notes	0	16,753	0	16,753
India
Corporate Bonds & Notes	0	33,721	0	33,721
Indonesia
Corporate Bonds & Notes	0	13,513	0	13,513
Ireland
Corporate Bonds & Notes	0	96,681	0	96,681
Isle of Man
Corporate Bonds & Notes	0	13,500	0	13,500
Luxembourg
Corporate Bonds & Notes	0	78,460	0	78,460
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	37,264	76	37,340
Mongolia
Sovereign Issues	0	5,773	0	5,773
Netherlands
Corporate Bonds & Notes	0	9,527	0	9,527
Panama
Corporate Bonds & Notes	0	1,385	0	1,385
Paraguay
Corporate Bonds & Notes	0	2,148	0	2,148
Peru
Corporate Bonds & Notes	0	25,163	0	25,163
Philippines
Corporate Bonds & Notes	0	1,188	0	1,188
Qatar
Corporate Bonds & Notes	0	681	0	681
Russia
Corporate Bonds & Notes	0	67,666	0	67,666
Singapore
Corporate Bonds & Notes	0	7,745	0	7,745
South Africa
Corporate Bonds & Notes	0	7,451	0	7,451
South Korea
Corporate Bonds & Notes	0	5,534	0	5,534
Sweden
Corporate Bonds & Notes	0	13,580	0	13,580
Thailand
Corporate Bonds & Notes	0	7,362	0	7,362
Turkey
Corporate Bonds & Notes	0	61,097	0	61,097
United Arab Emirates
Corporate Bonds & Notes	0	17,724	0	17,724
United Kingdom
Corporate Bonds & Notes	0	18,221	0	18,221
United States
Corporate Bonds & Notes	0	23,196	180	23,376
Virgin Islands (British)
Corporate Bonds & Notes	0	13,837	0	13,837
Short-Term Instruments
U.S. Treasury Bills	0	4,615	0	4,615
Central Funds Used for Cash Management Purposes	178,348	0	0	178,348
	$178,348	$1,011,599	$6,028	$1,195,975

Financial Derivative Instruments - Assets
Credit Contracts	0	93	71	164
Foreign Exchange Contracts	0	115	0	115
Interest Rate Contracts	21	568	0	589
	$21	$776	$71	$868

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(31)	(3,042)	(3,073)
Foreign Exchange Contracts	0	(835)	0	(835)
Interest Rate Contracts	(2,956)	(3,094)	0	(6,050)

	$(2,956)	$(3,960)	$(3,042)	$(9,958)

Totals	$175,413	$1,008,415	$3,057	$1,186,885

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$2,398	$0	$(187)	$18	$30	$(75)	$0	$0	$2,184	$(63)
Guernsey, Channel Islands
Corporate Bonds & Notes	4,676	0	(821)	(1)	56	(322)	0	0	3,588	(267)
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0
Corporate Bonds & Notes	0	0	0	0	0	0	76	0	76	0
United States
Corporate Bonds & Notes	180	0	0	0	0	0	0	0	180	0

	$7,254	$0	$(1,008)	$17	$86	$(397)	$76	$0	$6,028	$(330)

Financial Derivative Instruments - Assets
Credit Contracts	$85	$0	$0	$0	$0	$(14)	$0	$0	$71	$21

Financial Derivative Instruments - Liabilities
Credit Contracts	$(553)	$0	$0	$0	$0	$(2,489)	$0	$0	$(3,042)	$(2,980)

Totals	$6,786	$0	$(1,008)	$17	$86	$(2,900)	$76	$0	$3,057	$(3,289)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$2,184	Benchmark Pricing	Base Price	53.50 - 90.50
Guernsey, Channel Islands
Corporate Bonds & Notes	3,588	Third Party Vendor	Broker Quote	100.00
Mexico
Common Stocks	0	Other Valuation Techniques (4)	—	—
Corporate Bonds & Notes	76	Benchmark Pricing	Base Price	5.50
United States
Corporate Bonds & Notes	180	Third Party Vendor	Broker Quote	105.25

Financial Derivative Instruments - Assets
Credit Contracts	71	Indicative Market Quotation	Broker Quote	(0.87)

Financial Derivative Instruments - Liabilities
Credit Contracts	(3,042)	Indicative Market Quotation	Broker Quote	(59.00)

Total	$3,057

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		$2,500	$2,565
Qtel International Finance Ltd.
6.500% due 06/10/2014		10,100	10,555

Total Bermuda (Cost $13,057)			13,120

BRAZIL 7.2%
CORPORATE BONDS & NOTES 4.5%
Banco Bradesco S.A.
2.374% due 05/16/2014		$38,075	38,437
Banco do Brasil S.A.
2.963% due 07/02/2014		20,800	20,962
4.500% due 01/22/2015		33,800	34,603
4.500% due 01/20/2016	EUR	1,800	2,399
Banco Santander Brasil S.A.
2.373% due 03/18/2014		$49,000	48,772
4.250% due 01/14/2016		4,300	4,365
4.500% due 04/06/2015		1,300	1,313
Banco Votorantim Ltd.
3.276% due 03/28/2014		8,000	8,007
Banco Votorantim S.A.
5.250% due 02/11/2016		1,800	1,854
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		18,590	20,170
CSN Islands Corp.
9.750% due 12/16/2013		8,653	8,902
10.000% due 01/15/2015		150	164
Petrobras Global Finance BV
1.894% due 05/20/2016		16,300	16,243
2.000% due 05/20/2016		9,000	8,834
2.414% due 01/15/2019		22,500	22,106
Petrobras International Finance Co.
2.875% due 02/06/2015		55,250	55,882
3.875% due 01/27/2016		2,650	2,739

			295,752

SOVEREIGN ISSUES 2.7%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017	BRL	1,900	2,032
10.000% due 01/01/2014		12,921	5,816
10.000% due 01/01/2017		375,629	164,786
10.000% due 01/01/2021		7,120	3,049
10.000% due 01/01/2023		11,142	4,732

			180,415

Total Brazil (Cost $510,954)			476,167

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.1%
Ballyrock CLO Ltd.
0.493% due 08/28/2019		$553	548
Dryden Leveraged Loan CDO
0.516% due 10/20/2020		5,472	5,418
Hyundai Capital Auto Funding Ltd.
1.193% due 09/20/2016		3,169	3,175

			9,141

CORPORATE BONDS & NOTES 0.8%
IPIC GMTN Ltd.
3.125% due 11/15/2015		6,850	7,064

QNB Finance Ltd.
3.125% due 11/16/2015		43,355	44,615

			51,679

Total Cayman Islands (Cost $60,803)			60,820

CHILE 0.7%
CORPORATE BONDS & NOTES 0.7%
Banco Santander Chile
2.275% due 02/14/2014		$28,000	28,156
3.750% due 09/22/2015		5,000	5,164
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013		10,000	10,118
Enersis S.A.
7.375% due 01/15/2014		550	567
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		1,000	1,008

Total Chile (Cost $44,885)			45,013

CHINA 0.3%
SOVEREIGN ISSUES 0.3%
Export-Import Bank of China
4.875% due 07/21/2015		$7,699	8,270
5.250% due 07/29/2014		8,512	8,870

Total China (Cost $16,992)			17,140

COLOMBIA 1.1%
SOVEREIGN ISSUES 1.1%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	40
Colombia Government International Bond
7.750% due 04/14/2021		164,000	96
8.250% due 12/22/2014		$11,380	12,433
12.000% due 10/22/2015	COP	86,876,000	52,091
Colombian TES
5.000% due 11/21/2018		8,935,000	4,410
7.000% due 05/04/2022		1,637,000	860

Total Colombia (Cost $74,576)			69,930

CZECH REPUBLIC 0.0%
CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$100	104

Total Czech Republic (Cost $105)			104

EGYPT 0.0%
CORPORATE BONDS & NOTES 0.0%
Nile Finance Ltd.
5.250% due 08/05/2015		$1,700	1,521

Total Egypt (Cost $1,712)			1,521

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
2.400% due 04/10/2015		$1,950	1,987

Total France (Cost $1,950)			1,987

GERMANY 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Germany
0.750% due 09/13/2013	EUR	10,200	13,295

Total Germany (Cost $13,348)			13,295

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
9.250% due 08/01/2013		$15,500	15,539

Total Guatemala (Cost $15,593)			15,539

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$8,200	8,072

Total Hong Kong (Cost $8,176)			8,072

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Export-Import Bank of India
4.375% due 02/02/2015		$5,601	5,811
4.400% due 04/21/2015		6,393	6,625
ICICI Bank Ltd.
2.023% due 02/24/2014		5,300	5,311
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		20,468	21,241
State Bank of India
4.500% due 07/27/2015		7,500	7,820

Total India (Cost $46,547)			46,808

INDONESIA 3.7%
SOVEREIGN ISSUES 3.7%
Indonesia Government International Bond
6.750% due 03/10/2014		$97,551	100,721
6.875% due 03/09/2017		23,835	26,606
7.250% due 04/20/2015		36,575	39,638
7.500% due 01/15/2016		925	1,021
10.375% due 05/04/2014		74,723	79,898

Total Indonesia (Cost $249,419)			247,884

IRELAND 2.6%
ASSET-BACKED SECURITIES 0.0%
Avoca CLO PLC
0.575% due 09/15/2021	EUR	1,066	1,365
Dryden Leveraged Loan CDO
0.613% due 01/25/2022		1,122	1,433

			2,798

CORPORATE BONDS & NOTES 2.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$120,190	123,507
7.700% due 08/07/2013		51,195	51,361
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		400	417

			175,285

Total Ireland (Cost $177,577)			178,083

KAZAKHSTAN 4.1%
CORPORATE BONDS & NOTES 4.1%
KazMunayGas National Co. JSC
8.375% due 07/02/2013		$228,440	228,440
11.750% due 01/23/2015		5,500	6,256
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		35,282	36,289

Total Kazakhstan (Cost $270,668)			270,985

LITHUANIA 0.0%
SOVEREIGN ISSUES 0.0%
Lithuania Government International Bond
6.750% due 01/15/2015		$200	214

Total Lithuania (Cost $215)			214

LUXEMBOURG 5.0%
CORPORATE BONDS & NOTES 5.0%
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		$5,900	6,239
7.510% due 07/31/2013		16,350	16,449
8.125% due 07/31/2014		21,703	23,109
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		3,360	3,373
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		12,675	13,036
9.000% due 06/11/2014		51,470	54,757
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		28,500	30,270
6.468% due 07/02/2013		76,150	76,150
Severstal OAO Via Steel Capital S.A.
9.250% due 04/19/2014		12,600	13,245
9.750% due 07/29/2013		83,990	84,662
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		7,000	7,379

Total Luxembourg (Cost $327,428)			328,669

MALAYSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		$10,750	11,888
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		1,000	1,035

Total Malaysia (Cost $12,951)			12,923

MEXICO 3.2%
CORPORATE BONDS & NOTES 1.5%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$100	104
5.750% due 01/15/2015		1,950	2,082
6.450% due 12/05/2022	MXN	254,400	19,112
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$500	521
BBVA Bancomer S.A.
4.500% due 03/10/2016		550	573
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		1,400	630
Pemex Project Funding Master Trust
6.250% due 08/05/2013	EUR	4,150	5,440
7.500% due 12/18/2013	GBP	6,500	10,161
Petroleos Mexicanos
4.875% due 03/15/2015		$37,221	39,315
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	224,500	18,858
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.788% due 12/09/2014 ^		39,100	633

			97,429

SOVEREIGN ISSUES 1.7%
Mexico Government International Bond
5.625% due 01/15/2017		$15,400	17,194
5.875% due 01/15/2014		8,833	9,058
5.875% due 02/17/2014		4,568	4,698
6.000% due 06/18/2015	MXN	181,300	14,449
8.000% due 12/19/2013		460,000	36,206
8.000% due 06/11/2020		160,900	14,228
10.000% due 12/05/2024		137,500	14,334

11.375% due 09/15/2016		$140	183

			110,350

Total Mexico (Cost $217,032)			207,779

NETHERLANDS 2.5%
ASSET-BACKED SECURITIES 0.0%
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	334	429

CORPORATE BONDS & NOTES 2.5%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$42,300	44,793
10.500% due 03/25/2014		89,620	95,167
SABIC Capital BV
3.000% due 11/02/2015		5,370	5,565
Volkswagen International Finance NV
0.884% due 04/01/2014		18,200	18,241
Waha Aerospace BV
3.925% due 07/28/2020		390	407

			164,173

Total Netherlands (Cost $163,953)			164,602

PANAMA 2.3%
SOVEREIGN ISSUES 2.3%
Panama Government International Bond
7.250% due 03/15/2015		$136,455	149,418

Total Panama (Cost $149,108)			149,418

PERU 1.0%
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
8.375% due 05/03/2016		$150	175
9.875% due 02/06/2015		10,200	11,552
9.910% due 05/05/2015	PEN	131,160	52,619

Total Peru (Cost $67,978)			64,346

POLAND 0.7%
SOVEREIGN ISSUES 0.7%
Poland Government International Bond
3.980% due 01/25/2015	PLN	59,724	17,921
5.000% due 04/25/2016		2,700	850
5.500% due 04/25/2015		84,360	26,485

Total Poland (Cost $51,974)			45,256

QATAR 2.2%
CORPORATE BONDS & NOTES 1.4%
Nakilat, Inc.
6.067% due 12/31/2033		$755	853
Qatari Diar Finance QSC
3.500% due 07/21/2015		17,500	18,112
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		70,238	73,663
5.832% due 09/30/2016		2,126	2,264

			94,892

SOVEREIGN ISSUES 0.8%
Qatar Government International Bond
4.000% due 01/20/2015		37,419	38,964
5.150% due 04/09/2014		16,400	16,996

			55,960

Total Qatar (Cost $150,403)			150,852

RUSSIA 3.8%
CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,000	2,167

VimpelCom Holdings BV
4.276% due 06/29/2014		32,500	32,750

			34,917

SOVEREIGN ISSUES 3.3%
Russia Government International Bond
3.625% due 04/29/2015		207,700	215,489
7.600% due 04/14/2021	RUB	3,500	108

			215,597

Total Russia (Cost $248,993)			250,514

SOUTH AFRICA 2.4%
SOVEREIGN ISSUES 2.4%
South Africa Government International Bond
6.500% due 06/02/2014		$98,677	103,266
7.000% due 02/28/2031	ZAR	21,300	1,875
8.000% due 12/21/2018		291,900	30,796
8.250% due 09/15/2017		230,900	24,531

Total South Africa (Cost $174,341)			160,468

SOUTH KOREA 3.5%
CORPORATE BONDS & NOTES 3.4%
Export-Import Bank of Korea
1.250% due 11/20/2015		$24,000	23,782
1.422% due 09/21/2013		21,200	21,202
2.072% due 03/21/2015		9,400	9,403
5.125% due 03/16/2015		100	106
5.250% due 02/10/2014		4,695	4,818
5.875% due 01/14/2015		19,510	20,781
8.125% due 01/21/2014		38,705	40,207
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		850	902
6.000% due 05/05/2015		300	322
Industrial Bank of Korea
1.375% due 10/05/2015		18,700	18,487
Korea Development Bank
0.459% due 04/03/2014	EUR	1,400	1,824
4.375% due 08/10/2015		$5,000	5,277
5.750% due 09/10/2013		2,660	2,684
8.000% due 01/23/2014		46,940	48,770
Korea Electric Power Corp.
3.000% due 10/05/2015		6,960	7,180
5.500% due 07/21/2014		1,600	1,671
Korea Exchange Bank
4.875% due 01/14/2016		1,150	1,234
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,700	2,788
6.250% due 06/17/2014		11,580	12,110
KT Corp.
4.875% due 07/15/2015		160	170
5.875% due 06/24/2014		460	479
Shinhan Bank
4.375% due 09/15/2015		300	316
Woori Bank Co. Ltd.
4.750% due 01/20/2016		400	425

			224,938

SOVEREIGN ISSUES 0.1%
Korea Housing Finance Corp.
4.125% due 12/15/2015		7,525	7,956
Republic of Korea
5.750% due 04/16/2014		2,020	2,094

			10,050

Total South Korea (Cost $234,626)			234,988

SPAIN 0.4%
SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	6,800	9,067
4.305% due 03/06/2014		4,700	6,217
Junta de Castilla y Leon
6.270% due 02/19/2018		1,600	2,217
6.505% due 03/01/2019		1,700	2,369
Xunta de Galicia
5.763% due 04/03/2017		2,200	3,013

6.131% due 04/03/2018		1,600	2,219

Total Spain (Cost $24,149)			25,102

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
7.400% due 01/22/2015		$12,250	12,985

Total Sri Lanka (Cost $13,071)			12,985

TURKEY 3.5%
CORPORATE BONDS & NOTES 0.0%
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		$600	589

SOVEREIGN ISSUES 3.5%
Turkey Government International Bond
0.000% due 07/17/2013	TRY	237,729	123,069
0.000% due 09/11/2013		76,500	39,233
7.250% due 03/15/2015		$26,975	28,998
7.500% due 07/14/2017		6,700	7,713
8.000% due 10/09/2013	TRY	68,100	35,535

			234,548

Total Turkey (Cost $252,347)			235,137

UNITED ARAB EMIRATES 0.2%
SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		$11,800	12,242

Total United Arab Emirates (Cost $12,141)			12,242

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Afren PLC
11.500% due 02/01/2016		$5,000	5,575
Barclays Bank PLC
10.179% due 06/12/2021		4,200	5,349
FCE Bank PLC
7.250% due 07/15/2013	EUR	5,100	6,654
HBOS PLC
0.974% due 09/06/2017		$2,000	1,857

Total United Kingdom (Cost $18,461)			19,435

UNITED STATES 3.0%
ASSET-BACKED SECURITIES 0.1%
AFC Home Equity Loan Trust
0.973% due 02/25/2029		$284	238
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036		32	32
Carrington Mortgage Loan Trust
0.293% due 06/25/2037		899	869
0.513% due 10/25/2035		88	87
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		283	210
Credit-Based Asset Servicing and Securitization LLC
0.313% due 07/25/2037		63	32
Educational Funding Co. LLC
0.526% due 10/25/2029		4,094	3,011
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		57	23
GSAA Home Equity Trust
0.493% due 05/25/2047		563	371
GSAMP Trust
0.263% due 12/25/2036		150	75
HSI Asset Loan Obligation Trust
0.253% due 12/25/2036		55	18
JPMorgan Mortgage Acquisition Trust
0.303% due 08/25/2036		3,564	1,910
MASTR Asset-Backed Securities Trust
0.243% due 01/25/2037		304	112
Morgan Stanley Mortgage Loan Trust
0.423% due 02/25/2037		450	245

New Century Home Equity Loan Trust
0.373% due 05/25/2036		639	379
Securitized Asset-Backed Receivables LLC
0.233% due 01/25/2037		13	13
0.253% due 12/25/2036 ^		355	105
0.273% due 11/25/2036 ^		261	90

			7,820

CORPORATE BONDS & NOTES 2.5%
AbbVie, Inc.
1.200% due 11/06/2015		2,570	2,574
Ally Financial, Inc.
3.475% due 02/11/2014		8,600	8,666
4.625% due 06/26/2015		28,690	29,419
6.750% due 12/01/2014		300	317
American Honda Finance Corp.
0.648% due 05/26/2016		100	100
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	12,977
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		1,002	1,002
CIT Group, Inc.
5.250% due 04/01/2014		8,700	8,852
Comcast Corp.
5.300% due 01/15/2014		1,184	1,213
Daimler Finance North America LLC
1.608% due 07/11/2013		150	150
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		6,000	6,086
8.000% due 06/01/2014		800	846
General Mills, Inc.
5.200% due 03/17/2015		300	322
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,700	1,676
Goldman Sachs Group, Inc.
1.274% due 11/21/2014		29,900	30,076
HP Enterprise Services LLC
6.000% due 08/01/2013		615	617
International Business Machines Corp.
1.950% due 07/22/2016		3,072	3,151
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	4,400	5,731
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		$1,000	983
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,700	2,714
Pemex Project Funding Master Trust
7.375% due 12/15/2014		6,000	6,518
PepsiCo, Inc.
0.483% due 02/26/2016		2,700	2,706
SABMiller Holdings, Inc.
1.850% due 01/15/2015		6,119	6,210
SLM Corp.
5.375% due 05/15/2014		1,100	1,123
SSIF Nevada LP
0.977% due 04/14/2014		1,000	1,005
Verizon Communications, Inc.
0.886% due 03/28/2014		22,500	22,570
Wachovia Bank N.A.
0.653% due 11/03/2014		390	390
Xerox Corp.
1.672% due 09/13/2013		10,000	10,016

			168,010

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
0.393% due 03/25/2046		4,933	3,999
Banc of America Large Loan Trust
2.493% due 11/15/2015		4,469	4,483
Banc of America Mortgage Trust
2.657% due 07/25/2034		320	319
Countrywide Alternative Loan Trust
4.791% due 10/25/2035 ^		231	188
Countrywide Home Loan Mortgage Pass-Through Trust
2.873% due 04/20/2035		1,956	1,972
5.155% due 02/20/2036 ^		388	332
Credit Suisse First Boston Mortgage Securities Corp.
2.341% due 06/25/2033		1,438	1,398
Morgan Stanley Capital Trust
5.763% due 04/12/2049		1,878	1,885

Structured Adjustable Rate Mortgage Loan Trust
2.561% due 07/25/2034	2,826	2,787

		17,363

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.374% due 06/01/2043 - 07/01/2044	472	480
2.474% due 11/01/2035	95	101
5.141% due 11/01/2035	213	229
5.169% due 09/01/2035	49	52
5.234% due 08/01/2035	181	195
5.284% due 10/01/2035	129	139
5.288% due 09/01/2035	166	178
Freddie Mac
0.473% due 09/25/2031	232	216
2.840% due 08/01/2035	26	28
5.000% due 07/01/2025 - 12/01/2041	5,361	5,795

		7,413

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
1.250% due 04/15/2014 (e)(g)	241	243

Total United States (Cost $203,102)		200,849

VENEZUELA 0.2%
CORPORATE BONDS & NOTES 0.2%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$11,940	11,224

Total Venezuela (Cost $11,100)		11,224

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
CNPC General Capital Ltd.
1.450% due 04/16/2016	$10,000	9,885
TNK-BP Finance S.A.
6.250% due 02/02/2015	14,900	15,627
7.500% due 07/18/2016	3,000	3,341

Total Virgin Islands (British) (Cost $28,976)		28,853

SHORT-TERM INSTRUMENTS 43.9%
CERTIFICATES OF DEPOSIT 4.0%
Banco Bradesco S.A.
0.000% due 07/29/2013	$135,400	135,306
Banco do Brasil S.A.
0.000% due 10/11/2013	2,800	2,794
0.000% due 01/24/2014	28,700	28,553
Dexia Credit Local S.A.
1.400% due 09/20/2013	9,300	9,315
1.650% due 09/12/2013	52,700	52,806
1.700% due 09/06/2013	13,000	13,025
Itau Unibanco Holding S.A.
0.000% due 11/08/2013	24,800	24,685

		266,484

COMMERCIAL PAPER 2.0%
Entergy Corp.
0.790% due 08/28/2013	4,900	4,894
Ford Motor Credit Co. LLC
1.021% due 01/06/2014	2,100	2,093
Santander S.A.
0.670% due 10/01/2013	7,900	7,883
2.750% due 07/02/2013	15,700	15,699
3.100% due 10/01/2013	25,000	24,946
SB Securities S.A.
1.675% due 12/27/2013	1,800	1,788
Standard Chartered Bank
0.950% due 10/01/2013	53,400	53,373

Xstrata Finance Dubai Ltd.
0.740% due 10/15/2013		19,390	19,368

			130,044

REPURCHASE AGREEMENTS (c) 0.0%			110

SHORT-TERM NOTES 1.7%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	58,000	75,735
Export-Import Bank of Korea
1.226% due 07/26/2013		$39,400	39,404

			115,139

JAPAN TREASURY BILLS 2.4%
0.092% due 08/12/2013 - 08/19/2013 (a)	JPY	15,620,000	157,474

MALAYSIA TREASURY BILLS 2.9%
2.915% due 07/18/2013 - 11/26/2013 (a)	MYR	615,860	193,426
MEXICO TREASURY BILLS 9.4%
3.856% due 07/18/2013 - 10/17/2013 (a)	MXN	8,089,800	620,276

U.S. TREASURY BILLS 2.5%
0.035% due 08/01/2013 - 09/19/2013 (a)(g)		$163,826	163,818

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 19.0%
PIMCO Short-Term Floating NAV Portfolio		90,151,502	902,056
PIMCO Short-Term Floating NAV Portfolio III		35,631,418	355,993

			1,258,049

Total Short-Term Instruments (Cost $2,950,099)			2,904,820

Total Investments 100.9% (Cost $6,818,810)			$6,687,144
Written Options (d)(f) (0.1%) (Premiums $5,089)			(8,656)
Other Assets and Liabilities (Net) (0.8%)			(53,149)

Net Assets 100.0%			$6,625,339

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$110	Fannie Mae 2.200% due 10/17/2022	$(115)	$110	$110

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
MYI	(1.250%)	07/01/2013	12/31/2013	$256	$(256)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	07/01/2043	$13,000	$13,908	$(13,877)
Freddie Mac	6.000%	07/01/2043	2,000	2,165	(2,169)

				$16,073	$(16,046)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(d)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	541	$316	$(1,554)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	541	152	(16)

				$468	$(1,570)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	145	$(452)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	$93,800	$1,556	$878
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	17,050	2,335	1,188

					$3,891	$2,066

(e)	Securities with an aggregate market value of $131 and cash of $4,786 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	BRL	3,074		$1,388	DUB	$10	$0	$10
07/2013		12,597		5,766	FBF	120	0	120
07/2013	CNY	213,796		34,713	UAG	8	0	8
07/2013	GBP	1,519		2,337	BRC	26	0	26
07/2013	HKD	1,049,543		135,317	DUB	0	(9)	(9)
07/2013		979,222		126,240	JPM	1	(19)	(18)
07/2013		612,133		78,912	SCX	0	(15)	(15)
07/2013		2,658,642		342,772	UAG	5	(31)	(26)
07/2013	IDR	20,881,396		2,035	BRC	0	(48)	(48)
07/2013		84,303,596		8,087	FBF	0	(326)	(326)
07/2013		229,778,407		22,158	JPM	0	(771)	(771)
07/2013		1,189,884,985		115,943	SCX	20	(2,811)	(2,791)
07/2013		920,926,273		89,337	UAG	0	(2,558)	(2,558)
07/2013	ILS	383,598		105,744	JPM	306	0	306
07/2013	INR	3,862,916		65,167	BRC	595	(159)	436
07/2013		979,626		16,847	CBK	432	0	432
07/2013		684,581		11,415	DUB	0	(56)	(56)
07/2013		744,237		12,932	FBF	461	0	461
07/2013		274,427		4,795	HUS	196	0	196
07/2013		7,814,475		129,136	JPM	0	(1,811)	(1,811)
07/2013		6,143,150		101,133	SCX	0	(1,808)	(1,808)
07/2013		13,358,485		222,447	UAG	801	(2,202)	(1,401)
07/2013	JPY	2,774,500		28,072	BPS	96	0	96
07/2013		737,600		7,263	MSC	0	(175)	(175)
07/2013		3,395,132		34,389	UAG	155	0	155
07/2013	KRW	5,851,088		5,190	UAG	71	0	71
07/2013	MXN	187,028		15,150	FBF	746	0	746
07/2013		320,901		25,977	GLM	1,261	0	1,261
07/2013		475,462		38,813	HUS	2,171	0	2,171
07/2013		259,393		21,015	JPM	1,036	0	1,036
07/2013		624,681		50,492	UAG	2,380	0	2,380
07/2013	MYR	10,232		3,260	BRC	32	0	32
07/2013		230,696		75,072	CBK	2,209	0	2,209
07/2013		101,045		31,742	DUB	90	(232)	(142)
07/2013		40,572		12,586	JPM	0	(216)	(216)
07/2013		214,804		70,277	SCX	2,832	(336)	2,496
07/2013		257,869		80,390	UAG	99	(1,078)	(979)
07/2013	PHP	169,760		4,000	BRC	64	0	64
07/2013		147,039		3,463	CBK	54	0	54
07/2013		163,750		3,873	DUB	77	0	77
07/2013		2,303,468		52,516	JPM	82	(968)	(886)
07/2013		1,942,486		44,965	UAG	0	(68)	(68)
07/2013	SGD	66,594		52,422	BRC	0	(119)	(119)
07/2013		13,138		10,480	CBK	115	0	115
07/2013		55,296		43,368	DUB	0	(259)	(259)
07/2013		43,591		34,208	HUS	0	(184)	(184)
07/2013		28,425		22,339	JPM	0	(87)	(87)
07/2013		78,888		61,748	SCX	0	(493)	(493)
07/2013		5,021		3,934	UAG	0	(27)	(27)
07/2013	THB	1,628,529		52,509	BRC	172	(137)	35
07/2013		2,300,025		74,013	JPM	47	(146)	(99)
07/2013		6,000,000		192,771	SCX	0	(561)	(561)
07/2013	TWD	282,541		9,393	DUB	0	(36)	(36)
07/2013		3,000,000		100,033	SCX	0	(86)	(86)
07/2013		588,035		19,601	UAG	0	(23)	(23)
07/2013		$1,468	BRL	3,074	DUB	0	(90)	(90)
07/2013		5,870		12,597	FBF	0	(224)	(224)
07/2013		12,940	CNY	80,597	SCX	143	0	143
07/2013		21,383		133,199	UAG	239	0	239
07/2013		2,350	GBP	1,519	DUB	0	(40)	(40)
07/2013		64,923	HKD	503,740	HUS	28	0	28
07/2013		617,984		4,795,800	UAG	375	0	375
07/2013		25,801	IDR	255,767,528	CBK	0	(279)	(279)
07/2013		70,158		690,140,271	DUB	0	(1,291)	(1,291)
07/2013		46,743		461,936,295	HUS	0	(649)	(649)
07/2013		89,611		884,901,471	JPM	0	(1,310)	(1,310)
07/2013		7,911		78,351,372	SCX	0	(93)	(93)
07/2013		7,556		74,677,719	UAG	0	(104)	(104)
07/2013		51,869	ILS	187,854	BRC	0	(234)	(234)
07/2013		53,543		195,744	MSC	260	0	260
07/2013		22,963	INR	1,264,992	BRC	0	(1,765)	(1,765)
07/2013		21,823		1,208,218	CBK	0	(1,577)	(1,577)
07/2013		6,738		373,949	DUB	0	(472)	(472)
07/2013		54,103		3,000,000	GLM	0	(3,832)	(3,832)
07/2013		62,091		3,445,607	HUS	0	(4,353)	(4,353)
07/2013		117,971		6,536,068	JPM	0	(8,446)	(8,446)
07/2013		3,137		169,869	MSC	0	(290)	(290)
07/2013		89,054		4,938,170	SCX	0	(6,304)	(6,304)
07/2013		233,035		12,925,023	UAG	0	(16,451)	(16,451)
07/2013		22,864	JPY	2,230,900	DUB	0	(369)	(369)
07/2013		25,110		2,365,200	FBF	0	(1,261)	(1,261)
07/2013		10,740		1,046,456	JPM	0	(188)	(188)
07/2013		13,168		1,278,100	RYL	0	(280)	(280)
07/2013		12,092	MYR	37,649	BPS	0	(213)	(213)
07/2013		4,184		13,160	BRC	0	(32)	(32)
07/2013		69,235		214,791	CBK	0	(1,459)	(1,459)
07/2013		2,518		7,752	DUB	0	(72)	(72)
07/2013		15,987		50,270	HUS	0	(124)	(124)
07/2013		17,547		54,671	JPM	0	(296)	(296)
07/2013		152,097		476,926	UAG	0	(1,538)	(1,538)
07/2013		24,673	PHP	1,000,000	BRC	0	(1,490)	(1,490)
07/2013		17,295		701,381	CBK	0	(1,035)	(1,035)
07/2013		22,200		900,000	FBF	0	(1,335)	(1,335)
07/2013		11,154		452,417	JPM	0	(666)	(666)
07/2013		41,265		1,672,705	UAG	0	(2,486)	(2,486)
07/2013		94,052	SGD	117,544	CBK	0	(1,312)	(1,312)
07/2013		72,940		90,747	FBF	0	(1,343)	(1,343)
07/2013		55,735		69,646	HUS	0	(785)	(785)
07/2013		66,142		82,685	JPM	0	(906)	(906)
07/2013		8,270		10,381	SCX	0	(80)	(80)
07/2013		207,231		259,487	UAG	0	(2,502)	(2,502)
07/2013		91	THB	2,627	BRC	0	(7)	(7)
07/2013		57,428		1,687,465	CBK	0	(3,054)	(3,054)
07/2013		206,964		6,097,721	FBF	0	(10,483)	(10,483)
07/2013		57,769		1,704,304	HUS	0	(2,853)	(2,853)
07/2013		5,000		147,300	JPM	0	(254)	(254)
07/2013		9,841		289,136	UAG	0	(525)	(525)
07/2013		5,316	TWD	158,539	CBK	0	(25)	(25)
07/2013		13,237		394,456	HUS	0	(73)	(73)
07/2013		116,783		3,500,000	JPM	22	0	22
07/2013		150,252		4,500,000	SCX	41	(115)	(74)
07/2013		58,764		1,757,168	UAG	0	(122)	(122)
07/2013		61,501	ZAR	560,860	BOA	0	(4,993)	(4,993)
07/2013		7,617		70,843	BRC	0	(476)	(476)
07/2013		16,722		166,887	DUB	92	0	92
07/2013		23,331		212,125	GLM	0	(1,959)	(1,959)
07/2013		10,744		101,645	HUS	45	(549)	(504)
07/2013	ZAR	34,601		$3,711	BRC	225	0	225
07/2013		43,219		4,600	DUB	242	0	242
07/2013		41,939		4,239	JPM	14	0	14
07/2013		204,330		20,935	MSC	351	(3)	348
07/2013		9,891		1,060	UAG	63	0	63
08/2013	BRL	51,968		23,973	BOA	848	(2)	846
08/2013		2,181		1,000	BPS	29	0	29
08/2013		22,267		10,181	BRC	271	0	271
08/2013		5,665		2,600	FBF	79	0	79
08/2013		3,409		1,504	HUS	0	(13)	(13)
08/2013	CHF	21,608		23,136	BPS	251	0	251
08/2013	CNY	129,479		20,706	BRC	0	(201)	(201)
08/2013		70,390		11,362	DUB	1	(5)	(4)
08/2013		67,465		10,900	JPM	7	0	7
08/2013		8,266		1,335	MSC	0	0	0
08/2013		68,677		11,067	SCX	0	(22)	(22)
08/2013		341,588		55,124	UAG	12	(44)	(32)
08/2013	CZK	231,223		11,573	DUB	1	0	1
08/2013	JPY	6,090,000		59,669	BOA	0	(1,747)	(1,747)
08/2013		3,871,000		39,192	CBK	155	0	155
08/2013		5,659,000		57,300	GLM	233	0	233
08/2013	MXN	1,175,704		96,156	BOA	5,662	0	5,662
08/2013		581,693		47,153	FBF	2,443	0	2,443
08/2013		188,901		15,243	HUS	712	0	712
08/2013		695,558		56,838	JPM	3,301	0	3,301
08/2013		240,882		19,835	MSC	1,305	0	1,305
08/2013	PLN	9,842		2,981	BRC	27	0	27
08/2013		35,290		10,576	DUB	4	(21)	(17)
08/2013		20,864		6,290	HUS	32	(5)	27
08/2013	RON	6,799		2,000	CBK	27	0	27
08/2013		66,202		19,379	DUB	192	(23)	169
08/2013		$7,292	BRL	14,805	BOA	0	(703)	(703)
08/2013		16,805		37,277	BRC	0	(216)	(216)
08/2013		8,369		17,208	JPM	0	(710)	(710)
08/2013		324,322		659,362	UAG	0	(30,888)	(30,888)
08/2013		1,588	CHF	1,463	CBK	0	(38)	(38)
08/2013		13,986		13,063	DUB	0	(151)	(151)
08/2013		6,184		5,702	FBF	0	(145)	(145)
08/2013		202		188	RYL	0	(3)	(3)
08/2013		4,702	CNY	29,512	BRC	63	0	63
08/2013		101,198		636,365	DUB	1,554	0	1,554
08/2013		5,000		31,383	JPM	67	0	67
08/2013		591,358		3,715,029	UAG	8,501	0	8,501
08/2013		32,982	CZK	648,736	HUS	0	(516)	(516)
08/2013		38,207		754,450	JPM	0	(450)	(450)
08/2013		65,063		1,278,993	MSC	0	(1,055)	(1,055)
08/2013		2,336	GBP	1,519	BRC	0	(26)	(26)
08/2013		3,975	PLN	13,000	BOA	0	(73)	(73)
08/2013		4,737		15,529	DUB	0	(75)	(75)
08/2013		26,246		83,193	GLM	0	(1,274)	(1,274)
08/2013		234,143		748,741	UAG	0	(9,391)	(9,391)
08/2013		6,056	RON	20,119	CBK	0	(218)	(218)
08/2013		75,061		247,888	DUB	0	(3,129)	(3,129)
08/2013		131		431	HUS	0	(6)	(6)
08/2013		38,919		128,749	JPM	0	(1,559)	(1,559)
09/2013	CLP	1,025,400		$2,000	CBK	5	0	5
09/2013		513,500		1,000	DUB	1	0	1
09/2013		1,602,386		3,119	JPM	1	0	1
09/2013	EUR	129,290		172,041	CBK	3,694	0	3,694
09/2013		10,200		13,334	UAG	53	0	53
09/2013	GBP	23,847		37,049	BPS	796	0	796
09/2013	MXN	371,711		29,965	BOA	1,477	0	1,477
09/2013		346,798		26,606	BRC	132	(106)	26
09/2013		493,042		40,255	JPM	2,469	0	2,469
09/2013		18,931		1,465	MSC	14	0	14
09/2013		$105,140	CLP	53,295,580	BPS	0	(1,429)	(1,429)
09/2013		2,195		1,101,964	UAG	0	(50)	(50)
09/2013		33,784	EUR	25,342	CBK	0	(787)	(787)
09/2013		7,165		5,373	FBF	0	(169)	(169)
09/2013		11,510	GBP	7,338	CBK	0	(355)	(355)
09/2013		12,594		8,021	FBF	0	(400)	(400)
09/2013		512,459	MXN	6,645,210	CBK	0	(3,136)	(3,136)
09/2013		4,174		56,421	JPM	150	0	150
09/2013		78,354	SGD	98,893	BRC	122	(443)	(321)
09/2013		43,370		55,296	DUB	262	0	262
09/2013		47,682		60,368	HUS	188	(236)	(48)
09/2013		25,227		32,020	JPM	88	(50)	38
09/2013		61,752		78,888	SCX	496	0	496
09/2013		3,935		5,021	UAG	27	0	27
10/2013	COP	22,044,243		$11,788	FBF	445	0	445
10/2013	HKD	69,782		9,000	DUB	0	(1)	(1)
10/2013		12,221		1,576	JPM	0	0	0
10/2013		229,325		29,576	UAG	0	(3)	(3)
10/2013	ILS	42,219		11,573	DUB	0	(10)	(10)
10/2013	INR	94,395		1,550	BRC	0	(4)	(4)
10/2013		285,371		4,729	DUB	40	(10)	30
10/2013		62,362		1,022	JPM	0	(5)	(5)
10/2013		85,386		1,400	UAG	0	(6)	(6)
10/2013	MXN	928,159		74,734	BOA	3,689	0	3,689
10/2013		619,080		49,904	HUS	2,573	0	2,573
10/2013		826,691		66,425	UAG	3,146	0	3,146
10/2013	MYR	11,989		3,743	SCX	0	(9)	(9)
10/2013		235,696		74,148	UAG	391	0	391
10/2013	PEN	34,358		13,300	BPS	1,049	0	1,049
10/2013	PHP	544,815		12,536	JPM	0	(97)	(97)
10/2013	RUB	636,995		19,530	DUB	455	(17)	438
10/2013		38,835		1,161	HUS	0	(3)	(3)
10/2013		1,003,363		30,843	JPM	770	0	770
10/2013	TRY	5,618		3,000	BRC	132	0	132
10/2013		133,335		72,854	HUS	4,789	0	4,789
10/2013		20,101		11,016	JPM	755	0	755
10/2013		19,880		10,614	MSC	466	0	466
10/2013		$34,450	CNY	213,796	UAG	0	(67)	(67)
10/2013		135,362	HKD	1,049,543	DUB	10	0	10
10/2013		126,286		979,222	JPM	16	0	16
10/2013		78,942		612,133	SCX	12	0	12
10/2013		342,864		2,658,642	UAG	52	0	52
10/2013		1,964	IDR	20,881,396	BRC	47	0	47
10/2013		7,964		84,303,596	FBF	155	0	155
10/2013		21,415		229,778,407	JPM	715	0	715
10/2013		111,077		1,179,596,175	SCX	2,527	0	2,527
10/2013		86,246		920,926,273	UAG	2,446	0	2,446

10/2013		105,557	ILS	383,598	JPM	0	(315)	(315)
10/2013		123,261	INR	7,471,979	BRC	157	(384)	(227)
10/2013		3,647		218,179	CBK	0	(54)	(54)
10/2013		11,221		684,581	DUB	52	0	52
10/2013		1,316		77,609	HUS	0	(38)	(38)
10/2013		126,914		7,814,475	JPM	1,760	0	1,760
10/2013		99,416		6,143,150	SCX	1,737	0	1,737
10/2013		202,721		12,423,320	UAG	2,110	(267)	1,843
10/2013		27,724	MYR	89,056	DUB	145	0	145
10/2013		12,518		40,572	JPM	178	0	178
10/2013		47,515		153,734	SCX	593	0	593
10/2013		75,756		244,713	UAG	822	0	822
10/2013		47,998	PHP	2,123,693	JPM	1,244	0	1,244
10/2013		44,820		1,942,486	UAG	221	0	221
10/2013		467,990	RUB	15,119,265	BRC	9	(14,842)	(14,833)
10/2013		185,850		6,026,139	DUB	47	(5,281)	(5,234)
10/2013		8,576		286,824	JPM	21	0	21
10/2013		41,363	THB	1,294,845	BRC	164	0	164
10/2013		95,785		3,000,000	DUB	428	0	428
10/2013		69,428		2,169,592	JPM	154	0	154
10/2013		95,801		3,000,000	SCX	412	0	412
10/2013		3,340	TRY	6,547	CBK	2	0	2
10/2013		1,820		3,568	DUB	2	0	2
10/2013		2,556		5,014	HUS	3	0	3
10/2013		130,316		238,074	JPM	0	(8,783)	(8,783)
10/2013		100,217	TWD	3,000,000	SCX	31	0	31
10/2013		19,635		588,035	UAG	15	0	15
12/2013	MXN	243,024		$19,761	BPS	1,278	0	1,278
12/2013		243,039		19,764	BRC	1,280	0	1,280
04/2014		$8,166	CNY	50,000	RYL	0	(194)	(194)
01/2015	CNY	2,582		$405	GLM	0	(2)	(2)
01/2015		$405	CNY	2,582	HUS	2	0	2
09/2015		2,000		11,918	CBK	0	(130)	(130)
09/2015		10,090		61,375	DUB	0	(463)	(463)
04/2016		5,000		29,900	DUB	0	(324)	(324)

						$92,209	$(202,101)	$(109,892)

(f)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	79,500	$175	$(4)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		28,300	53	(1)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		$118,100	350	(2,125)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		25,600	21	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		25,600	49	(559)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		45,300	156	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		10,000	42	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		77,000	386	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		20,100	83	(306)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,000	57	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		43,700	758	(758)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		21,900	90	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		107,400	1,859	(1,859)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,700	35	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,700	58	(132)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		25,700	81	(5)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		25,700	185	(976)

								$4,438	$(6,726)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call-OTC USD versus ZAR	DUB	ZAR	9.900	07/22/2013	$18,400	$183	$(360)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	09/20/2014	1.077%	$5,000	$249	$309	$(60)
Brazil Government International Bond	BPS	1.000%	03/20/2015	1.196%	100	(1)	0	(1)
Brazil Government International Bond	BRC	1.000%	03/20/2015	1.196%	8,700	(27)	39	(66)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.771%	7,500	6	48	(42)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%	5,600	(26)	11	(37)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.196%	1,000	(3)	4	(7)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.196%	200	0	1	(1)
Brazil Government International Bond	MYC	1.000%	03/20/2015	1.196%	13,200	(40)	56	(96)
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.904%	1,000	4	(27)	31
Italy Government International Bond	BOA	1.000%	12/20/2013	1.028%	3,200	0	(10)	10
Pemex Project Funding Master Trust	DUB	1.000%	03/20/2016	1.208%	10,000	(53)	(160)	107
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	1.147%	24,700	(1)	(37)	36
Petrobras International Finance Co.	DUB	1.000%	12/20/2013	1.147%	15,600	(6)	11	(17)
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	1.394%	3,200	(15)	(23)	8
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.549%	2,000	27	3	24
Rosneft Oil Co.	CBK	1.000%	03/20/2014	1.252%	2,300	(3)	(13)	10
Rosneft Oil Co.	CBK	1.000%	03/20/2015	1.839%	14,600	(205)	(380)	175
Spain Government International Bond	JPM	1.000%	12/20/2013	1.162%	6,700	(3)	(47)	44

						$(97)	$(215)	$118

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS	BRL	167,800	$(1,653)	$250	$(1,903)
Pay	1-Year BRL-CDI	7.915%	01/02/2015	BRC		314,000	(2,966)	(58)	(2,908)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		270,400	(2,133)	351	(2,484)
Pay	1-Year BRL-CDI	9.980%	01/02/2015	FBF		52,500	55	(48)	103
Pay	1-Year BRL-CDI	10.010%	01/02/2015	BRC		50,000	60	0	60
Pay	1-Year BRL-CDI	10.040%	01/02/2015	DUB		110,100	150	2	148
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		8,600	(191)	43	(234)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		8,100	(134)	(6)	(128)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA		44,900	(828)	6	(834)
Pay	1-Year BRL-CDI	9.210%	01/02/2017	DUB		49,300	(776)	0	(776)
Pay	1-Year BRL-CDI	10.770%	01/02/2017	DUB		33,600	(33)	0	(33)
Pay	1-Year BRL-CDI	10.920%	01/02/2017	MYC		23,700	13	0	13
Pay	1-Year BRL-CDI	13.720%	01/02/2017	BOA		18,200	1,267	73	1,194
Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023	HUS	ZAR	31,000	(104)	(52)	(52)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	350,000	422	35	387
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		72,100	12	(13)	25
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		159,300	25	(26)	51
Pay	28-Day MXN-TIIE	6.000%	02/22/2023	BRC		2,400	(8)	(1)	(7)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		43,000	(145)	(279)	134

							$(6,967)	$277	$(7,244)

(g)	Securities with an aggregate market value of $126,562 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$13,120	$0	$13,120
Brazil
Corporate Bonds & Notes	0	274,790	20,962	295,752
Sovereign Issues	0	180,415	0	180,415
Cayman Islands
Asset-Backed Securities	0	5,792	3,349	9,141
Corporate Bonds & Notes	0	51,679	0	51,679
Chile
Corporate Bonds & Notes	0	45,013	0	45,013
China
Sovereign Issues	0	17,140	0	17,140
Colombia
Sovereign Issues	0	69,930	0	69,930
Czech Republic
Corporate Bonds & Notes	0	104	0	104
Egypt
Corporate Bonds & Notes	0	1,521	0	1,521
France
Corporate Bonds & Notes	0	1,987	0	1,987
Germany
Sovereign Issues	0	13,295	0	13,295
Guatemala
Sovereign Issues	0	15,539	0	15,539
Hong Kong
Corporate Bonds & Notes	0	8,072	0	8,072
India
Corporate Bonds & Notes	0	46,808	0	46,808
Indonesia
Sovereign Issues	0	247,884	0	247,884
Ireland
Asset-Backed Securities	0	2,798	0	2,798
Corporate Bonds & Notes	0	175,285	0	175,285
Kazakhstan
Corporate Bonds & Notes	0	270,985	0	270,985
Lithuania
Sovereign Issues	0	214	0	214
Luxembourg
Corporate Bonds & Notes	0	328,669	0	328,669
Malaysia
Corporate Bonds & Notes	0	12,923	0	12,923
Mexico
Corporate Bonds & Notes	0	96,796	633	97,429
Sovereign Issues	0	110,350	0	110,350
Netherlands
Asset-Backed Securities	0	429	0	429
Corporate Bonds & Notes	0	164,173	0	164,173
Panama
Sovereign Issues	0	149,418	0	149,418
Peru
Sovereign Issues	0	64,346	0	64,346
Poland
Sovereign Issues	0	45,256	0	45,256
Qatar
Corporate Bonds & Notes	0	94,892	0	94,892
Sovereign Issues	0	55,960	0	55,960
Russia
Corporate Bonds & Notes	0	34,917	0	34,917
Sovereign Issues	0	215,597	0	215,597
South Africa
Sovereign Issues	0	160,468	0	160,468
South Korea
Corporate Bonds & Notes	0	224,938	0	224,938
Sovereign Issues	0	10,050	0	10,050
Spain
Sovereign Issues	0	25,102	0	25,102
Sri Lanka
Sovereign Issues	0	12,985	0	12,985
Turkey
Corporate Bonds & Notes	0	589	0	589
Sovereign Issues	0	234,548	0	234,548
United Arab Emirates
Sovereign Issues	0	12,242	0	12,242
United Kingdom
Corporate Bonds & Notes	0	19,435	0	19,435
United States
Asset-Backed Securities	0	7,820	0	7,820
Corporate Bonds & Notes	0	168,010	0	168,010
Mortgage-Backed Securities	0	17,363	0	17,363
U.S. Government Agencies	0	7,413	0	7,413
U.S. Treasury Obligations	0	243	0	243
Venezuela
Corporate Bonds & Notes	0	11,224	0	11,224
Virgin Islands (British)
Corporate Bonds & Notes	0	28,853	0	28,853
Short-Term Instruments
Certificates of Deposit	0	266,484	0	266,484
Commercial Paper	0	130,044	0	130,044
Repurchase Agreements	0	110	0	110
Short-Term Notes	0	115,139	0	115,139
Japan Treasury Bills	0	157,474	0	157,474
Malaysia Treasury Bills	0	193,426	0	193,426
Mexico Treasury Bills	0	620,276	0	620,276
U.S. Treasury Bills	0	163,818	0	163,818
Central Funds Used for Cash Management Purposes	1,258,049	0	0	1,258,049
	$1,258,049	$5,404,151	$24,944	$6,687,144

Short Sales, at value
U.S. Government Agencies	$0	$(16,046)	$0	$(16,046)

Financial Derivative Instruments - Assets
Credit Contracts	0	445	0	445
Foreign Exchange Contracts	0	92,209	0	92,209
Interest Rate Contracts	0	4,181	0	4,181
	$0	$96,835	$0	$96,835

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(327)	0	(327)
Foreign Exchange Contracts	0	(202,461)	0	(202,461)
Interest Rate Contracts	(452)	(17,655)	0	(18,107)

	$(452)	$(220,443)	$0	$(220,895)

Totals	$1,257,597	$5,264,497	$24,944	$6,547,038

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Brazil
Corporate Bonds & Notes	$21,003	$0	$0	$(43)	$0	$2	$0	$0	$20,962	$2
Cayman Islands
Asset-Backed Securities	4,665	0	(1,326)	3	17	(10)	0	0	3,349	(1)
Mexico
Corporate Bonds & Notes	1,958	0	0	26	0	(1,351)	0	0	633	(1,352)

Totals	$27,626	$0	$(1,326)	$(14)	$17	$(1,359)	$0	$0	$24,944	$(1,351)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Brazil
Corporate Bonds & Notes	$20,962	Benchmark Pricing	Base Price	100.88
Cayman Islands
Asset-Backed Securities	548	Benchmark Pricing	Base Price	99.10
	2,801	Third Party Vendor	Broker Quote	100.17
Mexico
Corporate Bonds & Notes	633	Benchmark Pricing	Base Price	21.00

Total	$24,944

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
UNITED STATES (a)(b) 94.3%
MUTUAL FUNDS 94.3%
PIMCO Emerging Local Bond Fund	8,283,509	$81,012
PIMCO Emerging Markets Bond Fund	3,410,912	38,373
PIMCO Emerging Markets Corporate Bond Fund	2,297,102	26,049

Total United States (Cost $150,884)		145,434

SHORT-TERM INSTRUMENTS 9.1%
REPURCHASE AGREEMENTS (c) 0.4%		588

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 8.7%
PIMCO Short-Term Floating NAV Portfolio	1,349,773	13,506

Total Short-Term Instruments (Cost $14,094)		14,094

Total Investments 103.4% (Cost $164,978)		$159,528
Other Assets and Liabilities (Net) (3.4%)		(5,295)

Net Assets 100.0%		$154,233

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$588	Fannie Mae 2.200% due 10/17/2022	$(604)	$588	$588

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
United States
Mutual Funds	$145,434	$0	$0	$145,434
Short-Term Instruments
Repurchase Agreements	0	588	0	588
Central Funds Used for Cash Management Purposes	13,506	0	0	13,506

	$158,940	$588	$0	$159,528

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$39

Total Corporate Bonds & Notes (Cost $29)		39

MUNICIPAL BONDS & NOTES 0.4%
NEVADA 0.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020	300	332

NORTH CAROLINA 0.2%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	400	453

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	81
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	145

		226

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	82

Total Municipal Bonds & Notes (Cost $1,000)		1,093

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.000% due 11/15/2030	400	197
4.000% due 02/25/2019	72	77
5.000% due 08/25/2033	49	55
5.500% due 04/25/2033 - 08/25/2035	99	106
6.000% due 12/25/2034	167	184
Financing Corp.
0.000% due 09/26/2019	200	175
Freddie Mac
0.000% due 03/15/2028 - 07/15/2031	17,109	9,153
0.593% due 01/15/2033	1	1
5.500% due 02/15/2024	50	54
6.000% due 06/15/2035	268	314
Ginnie Mae
5.500% due 10/20/2037	136	157
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	5,100	3,797
5.500% due 09/18/2023 - 12/04/2023	1,000	1,209
NCUA Guaranteed Notes
0.563% due 11/06/2017	958	958
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029	3,191	1,823
Small Business Administration
5.290% due 12/01/2027	295	325
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,256

Total U.S. Government Agencies (Cost $19,134)		19,841

U.S. TREASURY OBLIGATIONS 95.4%
U.S. Treasury Bonds
2.750% due 11/15/2042 (g)	300	259
3.125% due 11/15/2041 (e)(g)	4,800	4,507
4.375% due 05/15/2041 (e)	500	587
4.500% due 05/15/2038 (i)	300	359
5.375% due 02/15/2031	700	912
6.000% due 02/15/2026 (g)	400	537
6.125% due 11/15/2027 (e)	900	1,235
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2023 (e)	1,410	1,366
0.750% due 02/15/2042 (e)	823	725
U.S. Treasury Strips
0.000% due 08/15/2023	300	230

0.000% due 05/15/2030	5,000	2,842
0.000% due 02/15/2031	9,000	4,962
0.000% due 05/15/2033	16,000	7,952
0.000% due 11/15/2033	18,700	9,102
0.000% due 02/15/2036	22,600	10,237
0.000% due 05/15/2036	25,000	11,063
0.000% due 05/15/2037	2,200	945
0.000% due 11/15/2039	115,200	44,592
0.000% due 02/15/2040	13,300	5,111
0.000% due 05/15/2040	1,450	551
0.000% due 08/15/2040	49,200	18,461
0.000% due 11/15/2040	30,100	11,194
0.000% due 02/15/2041	77,200	28,437
0.000% due 05/15/2041	71,600	26,037
0.000% due 11/15/2041	88,000	31,229
0.000% due 02/15/2042	80,300	28,154

Total U.S. Treasury Obligations (Cost $279,534)		251,586

MORTGAGE-BACKED SECURITIES 2.7%
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035	14	14
Citigroup Mortgage Loan Trust, Inc.
2.550% due 10/25/2035	425	395
Countrywide Alternative Loan Trust
0.402% due 07/20/2046 ^	1,231	691
Countrywide Home Loan Mortgage Pass-Through Trust
3.080% due 09/25/2047 ^	633	512
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 07/25/2033	2	2
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,442
IndyMac Mortgage Loan Trust
0.383% due 09/25/2046	1,240	990
JPMorgan Mortgage Trust
3.005% due 07/25/2035	307	312
WaMu Mortgage Pass-Through Certificates
0.899% due 01/25/2047	5	4
0.989% due 12/25/2046	1,913	1,468
2.470% due 10/25/2046	13	12
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,100	1,168

Total Mortgage-Backed Securities (Cost $6,242)		7,010

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
3.049% due 07/25/2036	10	9

Total Asset-Backed Securities (Cost $10)		9

SOVEREIGN ISSUES 0.1%
Canada Housing Trust
2.400% due 12/15/2022	CAD 300	275

Total Sovereign Issues (Cost $296)		275

SHORT-TERM INSTRUMENTS 7.0%
REPURCHASE AGREEMENTS (d) 0.8%		2,131

U.S. TREASURY BILLS 0.5%
0.125% due 02/06/2014 - 05/29/2014 (a)(e)	$1,190	1,189

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 5.7%
PIMCO Short-Term Floating NAV Portfolio	1,504,898	15,058

Total Short-Term Instruments (Cost $18,378)		18,378

Total Investments 113.1% (Cost $324,623)		$298,231
Written Options (f)(h) (0.2%) (Premiums $300)		(603)
Other Assets and Liabilities (Net) (12.9%)		(34,003)

Net Assets 100.0%		$263,625

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$1,600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(1,667)	$1,600	$1,600
SSB	0.010%	06/28/2013	07/01/2013	531	Fannie Mae 2.200% due 10/17/2022	(542)	531	531

						$(2,209)	$2,131	$2,131

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOM	0.130%	06/05/2013	07/03/2013	$292	$(292)
	0.140%	06/20/2013	07/03/2013	2,126	(2,127)
BSN	0.120%	06/07/2013	07/10/2013	1,288	(1,288)

					$(3,707)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	06/21/2013	07/19/2013	$2,066	$(2,069)
	0.130%	06/24/2013	07/01/2013	567	(567)
	0.140%	06/20/2013	07/11/2013	23,852	(23,853)
GSC	0.140%	06/04/2013	07/03/2013	589	(589)
TDM	0.120%	05/30/2013	07/03/2013	2,549	(2,550)

					$(29,628)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $39,618 at a weighted average interest rate of 0.164%.
(3)	Payable for sale-buyback transactions includes $3 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $33,692 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	36	$20	$(104)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	36	12	(1)

				$32	$(105)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	5	$(21)

(g)	Securities with an aggregate market value of $169 and cash of $23 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	BRL	245		$111	BOA	$2	$0	$2
08/2013		373		170	BRC	4	0	4
08/2013		525		241	GLM	7	0	7
08/2013		471		215	HUS	5	0	5
08/2013		100		44	JPM	0	(1)	(1)
08/2013		838		370	MSC	0	(3)	(3)
08/2013		449		206	UAG	6	0	6
08/2013		$3,019	BRL	6,134	UAG	0	(289)	(289)
09/2013	CAD	128		$125	BRC	4	0	4
09/2013	EUR	1,427		1,898	BRC	40	0	40
09/2013		$1,923	EUR	1,434	DUB	0	(56)	(56)
09/2013		93	MXN	1,148	JPM	0	(5)	(5)

						$68	$(354)	$(286)

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	13,300	$29	$(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		6,600	14	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$3,500	2	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		3,500	9	(76)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		6,700	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		6,700	18	(146)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013		4,400	6	(1)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		4,400	19	(63)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	2,800	13	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,600	8	(1)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$2,900	14	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,600	7	(24)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	11	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		600	2	(9)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		1,400	24	(24)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		1,300	23	(23)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		3,200	10	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		3,200	23	(122)

								$237	$(493)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$31	$(5)

(i)	Securities with an aggregate market value of $343 have been pledged as collateral for swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$39	$0	$39
Municipal Bonds & Notes
Nevada	0	332	0	332
North Carolina	0	453	0	453
Ohio	0	226	0	226
West Virginia	0	82	0	82
U.S. Government Agencies	0	18,883	958	19,841
U.S. Treasury Obligations	0	251,586	0	251,586
Mortgage-Backed Securities	0	7,010	0	7,010
Asset-Backed Securities	0	9	0	9
Sovereign Issues	0	275	0	275
Short-Term Instruments
Repurchase Agreements	0	2,131	0	2,131
U.S. Treasury Bills	0	1,189	0	1,189
Central Funds Used for Cash Management Purposes	15,058	0	0	15,058
	$15,058	$282,215	$958	$298,231

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$68	$0	$68

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	0	(354)	0	(354)
Interest Rate Contracts	(21)	(598)	(5)	(624)
	$(21)	$(952)	$(5)	$(978)

Totals	$15,037	$281,331	$953	$297,321

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$1,016	$0	$(54)	$0	$0	$(4)	$0	$0	$958	$(4)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(6)	$0	$0	$0	$0	$1	$0	$0	$(5)	$1

Totals	$1,010	$0	$(54)	$0	$0	$(3)	$0	$0	$953	$(3)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$958	Third Party Vendor	Broker Quote	99.98

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(5)	Indicative Market Quotations	Broker Quote	0.16

Total	$953

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.2%
AES Corp.
3.750% due 06/01/2018		$2,293	$2,303
Albertson’s LLC
4.250% due 03/21/2016		2,270	2,271
Alliance Boots Holdings Ltd.
3.986% due 07/10/2017	GBP	6,300	9,524
Aptalis Pharma, Inc.
5.500% due 02/11/2017		$2,925	2,927
Biomet, Inc.
3.943% - 4.023% due 07/25/2017		7,047	7,030
CCM Merger, Inc.
5.000% due 03/01/2017		860	860
Community Health Systems, Inc.
2.445% due 07/25/2014		175	175
CSC Holdings LLC
2.695% due 04/17/2020		6,000	5,947
DaVita, Inc.
4.000% due 11/01/2019		6,368	6,391
4.500% due 10/20/2016		98	99
Dell, Inc.
5.000% due 11/06/2013		52,100	51,959
Endo Health Solutions, Inc.
4.000% due 06/17/2018		130	130
First Data Corp.
4.193% due 09/24/2018		14,700	14,356
FMG America Finance, Inc.
5.250% due 10/18/2017		5,955	5,931
H.J. Heinz Co.
3.500% due 06/05/2020		13,000	13,015
HCA, Inc.
2.695% due 05/02/2016		7,987	7,971
Hertz Corp.
3.000% due 03/11/2018		6,843	6,820
IASIS Healthcare LLC
4.500% due 05/03/2018		7,821	7,827
Intelsat Jackson Holdings Ltd.
4.250% due 04/02/2018		6,468	6,490
Manitowoc Co., Inc.
4.250% due 11/13/2017		377	379
Novelis, Inc.
3.750% due 03/10/2017		1,950	1,959
Quintiles Transnational Corp.
4.500% due 06/08/2018		3,878	3,888
Seat Pagine Gialle SpA
0.000% due 06/30/2016 ^	EUR	182	63
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$8,412	8,434
Station Casinos, Inc.
5.000% due 03/01/2020		7,880	7,896
SunGard Data Systems, Inc.
1.942% due 02/28/2014		750	749
Terex Corp.
4.500% due 04/28/2017		1,104	1,116
Texas Competitive Electric Holdings Co. LLC
4.693% - 4.775% due 10/10/2017		164	116
UPC Financing Partnership
3.864% due 03/31/2021	EUR	3,115	4,036
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		$5,538	5,704
Weather Channel
3.500% due 02/13/2017		1,952	1,958

Total Bank Loan Obligations (Cost $186,861)			188,324

CORPORATE BONDS & NOTES 56.1%
BANKING & FINANCE 22.7%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		2,200	2,216
4.125% due 03/03/2014	EUR	100	133
Ally Financial, Inc.
3.475% due 02/11/2014		$17,400	17,533
3.672% due 06/20/2014		9,100	9,226
7.500% due 09/15/2020		2,450	2,833
8.000% due 03/15/2020		4,300	5,015
American Express Bank FSB
6.000% due 09/13/2017		200	231

American Express Co.
7.250% due 05/20/2014		3,800	4,019
American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,802
5.000% due 04/26/2023	GBP	200	327
5.450% due 05/18/2017		$4,700	5,189
5.600% due 10/18/2016		2,000	2,230
5.850% due 01/16/2018		13,800	15,543
8.250% due 08/15/2018		3,500	4,348
Anadarko Finance Co.
7.500% due 05/01/2031		200	250
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		900	903
Australia & New Zealand Banking Group Ltd.
5.100% due 01/13/2020		100	111
Aviation Loan Trust
2.383% due 12/15/2022		1,755	1,626
Banco Bradesco S.A.
2.374% due 05/16/2014		15,500	15,648
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	1,835
Banco del Estado de Chile
4.125% due 10/07/2020		1,400	1,410
Banco do Brasil S.A.
3.875% due 10/10/2022		13,100	11,512
4.500% due 01/22/2015		3,400	3,481
4.500% due 01/20/2016	EUR	6,000	7,996
6.000% due 01/22/2020		$1,900	2,043
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	521
Banco Santander Brasil S.A.
2.373% due 03/18/2014		4,400	4,380
4.250% due 01/14/2016		5,250	5,329
4.500% due 04/06/2015		5,175	5,227
4.625% due 02/13/2017		14,200	14,484
Banco Santander Chile
3.750% due 09/22/2015		3,600	3,719
3.875% due 09/20/2022		8,600	8,013
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		8,000	7,520
Banco Votorantim S.A.
5.250% due 02/11/2016		7,500	7,725
Bank of America Corp.
5.000% due 05/13/2021		200	213
5.750% due 12/01/2017		11,250	12,511
6.000% due 09/01/2017		6,990	7,840
6.500% due 08/01/2016		285	322
7.625% due 06/01/2019		30	36
Bank of Scotland PLC
7.286% due 05/31/2016 (c)	GBP	100	149
Barclays Bank PLC
5.000% due 09/22/2016		$500	553
5.200% due 07/10/2014		11,500	11,999
6.750% due 05/22/2019		6,200	7,392
10.179% due 06/12/2021		10,000	12,737
14.000% due 06/15/2019 (c)	GBP	9,600	19,126
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$1,000	975
BBVA Bancomer S.A.
4.500% due 03/10/2016		16,700	17,410
6.500% due 03/10/2021		5,400	5,697
7.250% due 04/22/2020		400	438
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,828
7.250% due 02/01/2018		22,500	26,809
BM&FBovespa S.A.
5.500% due 07/16/2020		100	103
BNP Paribas S.A.
7.781% due 07/02/2018 (c)	EUR	22,000	31,320
BPCE S.A.
2.023% due 02/07/2014		$9,700	9,780
4.625% due 07/30/2015 (c)	EUR	200	243
5.250% due 07/30/2014 (c)		600	763
6.117% due 10/30/2017 (c)		350	425
9.000% due 03/17/2015 (c)		200	271
9.250% due 04/22/2015 (c)		500	677
Caixa Economica Federal
2.375% due 11/06/2017		$1,900	1,758
3.500% due 11/07/2022		1,050	887
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		7,900	7,979
Cantor Fitzgerald LP
7.875% due 10/15/2019		500	518
CBA Capital Trust
6.024% due 03/15/2016 (c)		2,700	2,753

CIT Group, Inc.
4.250% due 08/15/2017		16,500	16,644
Citigroup, Inc.
4.750% due 05/19/2015		4,900	5,184
4.750% due 02/10/2019	EUR	2,000	2,553
6.000% due 08/15/2017		$200	225
6.125% due 11/21/2017		9,500	10,804
Credit Agricole S.A.
5.136% due 02/24/2016 (c)	GBP	700	953
7.589% due 01/30/2020 (c)		800	1,184
8.125% due 10/26/2019 (c)		200	310
Credit Suisse
5.500% due 05/01/2014		$5,000	5,205
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		10,860	10,860
E*TRADE Financial Corp.
6.375% due 11/15/2019		4,000	4,080
Export-Import Bank of India
4.000% due 08/07/2017		1,700	1,701
Export-Import Bank of Korea
3.750% due 10/20/2016		400	421
4.000% due 01/29/2021		3,800	3,786
5.125% due 06/29/2020		1,600	1,701
5.875% due 01/14/2015		400	426
Fiat Finance & Trade S.A.
7.625% due 09/15/2014	EUR	11,900	16,307
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$700	743
Ford Motor Credit Co. LLC
1.525% due 05/09/2016		3,500	3,527
2.375% due 01/16/2018		3,400	3,276
2.500% due 01/15/2016		10,400	10,496
4.250% due 09/20/2022		1,900	1,870
5.625% due 09/15/2015		4,400	4,738
7.000% due 04/15/2015		100	109
8.000% due 06/01/2014		3,500	3,702
8.000% due 12/15/2016		5,200	6,102
8.125% due 01/15/2020		5,500	6,643
8.700% due 10/01/2014		400	436
12.000% due 05/15/2015		200	237
General Electric Capital Corp.
0.392% due 12/20/2013		9,594	9,600
0.470% due 10/06/2015		1,000	995
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,600	1,577
Goldman Sachs Group, Inc.
0.723% due 03/22/2016		4,100	4,043
0.777% due 01/12/2015		6,100	6,088
3.700% due 08/01/2015		2,000	2,085
5.250% due 10/15/2013		100	101
5.250% due 07/27/2021		2,000	2,142
6.150% due 04/01/2018		400	451
7.500% due 02/15/2019		300	357
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,000	6,723
6.375% due 04/15/2021		1,000	1,126
HBOS Capital Funding LP
6.461% due 11/30/2018 (c)	GBP	1,900	2,651
HBOS PLC
6.750% due 05/21/2018		$7,500	7,976
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		4,000	4,340
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		2,861	329
Hospitality Properties Trust
5.000% due 08/15/2022		4,000	3,997
HSBC Finance Corp.
0.705% due 06/01/2016		11,485	11,395
6.676% due 01/15/2021		1,800	1,992
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,700	2,864
ICICI Bank Ltd.
4.700% due 02/21/2018		1,000	1,006
4.750% due 11/25/2016		9,000	9,301
5.500% due 03/25/2015		1,100	1,146
5.750% due 11/16/2020		7,600	7,781
ING Groep NV
5.140% due 03/17/2016 (c)	GBP	200	272
International Lease Finance Corp.
5.750% due 05/15/2016		$14,400	14,868
6.500% due 09/01/2014		10,500	10,972
Intesa Sanpaolo SpA
2.674% due 02/24/2014		26,000	26,100
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,157
5.000% due 11/15/2020		14,550	15,604

5.500% due 03/01/2022		2,000	2,145
JPMorgan Chase & Co.
7.900% due 04/30/2018 (c)		34,900	39,477
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		3,300	3,244
Korea Development Bank
3.000% due 09/14/2022		2,700	2,474
3.875% due 05/04/2017		7,500	7,721
Korea Exchange Bank
4.875% due 01/14/2016		500	536
Korea Finance Corp.
3.250% due 09/20/2016		400	415
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,418	2,176
7.625% due 12/09/2019		250	385
7.625% due 10/14/2020	EUR	800	1,057
7.869% due 08/25/2020	GBP	4,500	6,981
8.875% due 02/07/2020	EUR	200	280
9.125% due 07/15/2020	GBP	500	819
9.334% due 02/07/2020		1,100	1,810
15.000% due 12/21/2019		1,100	2,332
15.000% due 12/21/2019	EUR	1,000	1,824
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$700	941
Merrill Lynch & Co., Inc.
0.737% due 01/15/2015		5,000	4,946
5.450% due 07/15/2014		2,000	2,086
6.875% due 04/25/2018		10,400	11,978
Morgan Stanley
0.757% due 10/15/2015		5,400	5,298
1.875% due 01/24/2014		1,200	1,207
5.950% due 12/28/2017		100	111
6.625% due 04/01/2018		9,200	10,435
7.300% due 05/13/2019		12,000	13,951
Nationstar Mortgage LLC
7.875% due 10/01/2020		1,700	1,811
New York Life Insurance Co.
6.750% due 11/15/2039		900	1,121
Oxford Finance LLC
7.250% due 01/15/2018		800	836
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,614	1,446
Phones4u Finance PLC
9.500% due 04/01/2018	GBP	300	468
Piper Jaffray Cos.
4.774% due 11/30/2015		$4,700	4,710
Provident Funding Associates LP
10.250% due 04/15/2017		200	225
Prudential Covered Trust
2.997% due 09/30/2015		7,740	7,990
Qatari Diar Finance QSC
3.500% due 07/21/2015		300	311
5.000% due 07/21/2020		4,925	5,454
QNB Finance Ltd.
3.125% due 11/16/2015		8,900	9,159
Rabobank Group
4.750% due 01/15/2020		1,400	1,518
6.875% due 03/19/2020	EUR	8,700	12,230
11.000% due 06/30/2019 (c)		$1,300	1,678
RCI Banque S.A.
2.148% due 04/11/2014		3,200	3,207
3.500% due 04/03/2018		6,900	6,871
4.600% due 04/12/2016		2,100	2,191
Regions Financial Corp.
7.750% due 11/10/2014		12,700	13,728
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		200	214
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,080	5,416
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		8,300	8,628
5.400% due 03/24/2017		18,400	19,320
5.717% due 06/16/2021		1,700	1,737
6.125% due 02/07/2022		2,250	2,354
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	4,828
5.000% due 08/15/2018		8,600	9,163
SLM Corp.
5.000% due 10/01/2013		6,500	6,541
5.050% due 11/14/2014		400	410
5.375% due 05/15/2014		800	817
6.250% due 01/25/2016		100	106
7.250% due 01/25/2022		11,500	12,132
8.000% due 03/25/2020		7,600	8,256
8.450% due 06/15/2018		5,800	6,467

Springleaf Finance Corp.
6.900% due 12/15/2017		2,000	1,973
State Bank of India
4.500% due 07/27/2015		6,100	6,360
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		772	794
Temasek Financial Ltd.
3.375% due 07/23/2042		3,000	2,410
4.300% due 10/25/2019		1,250	1,353
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		194	199
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		2,500	2,456
UBS AG
5.750% due 04/25/2018		396	458
5.875% due 12/20/2017		7,147	8,226
UFJ Finance Aruba AEC
6.750% due 07/15/2013		700	701
UOB Cayman Ltd.
5.796% due 03/15/2016 (c)		500	520
Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	5,000	7,909
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$7,500	7,809
5.450% due 11/22/2017		1,900	1,981
6.025% due 07/05/2022		8,200	8,487
6.800% due 11/22/2025		4,700	5,029
6.902% due 07/09/2020		6,900	7,599
Wachovia Bank N.A.
0.653% due 11/03/2014		2,728	2,730
Wachovia Corp.
0.543% due 06/15/2017		6,900	6,789
0.647% due 10/15/2016		1,000	983
5.750% due 02/01/2018		200	231
Waha Aerospace BV
3.925% due 07/28/2020		2,025	2,111

			1,009,232

INDUSTRIALS 24.8%
Adaro Indonesia PT
7.625% due 10/22/2019		400	422
Agile Property Holdings Ltd.
8.875% due 04/28/2017		2,700	2,767
Agilent Technologies, Inc.
5.500% due 09/14/2015		500	546
Aguila S.A.
7.875% due 01/31/2018		4,000	4,140
Aleris International, Inc.
7.625% due 02/15/2018		7,200	7,533
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	5,000
Alliance Data Systems Corp.
5.250% due 12/01/2017		7,750	8,021
ALROSA Finance S.A.
7.750% due 11/03/2020		12,000	12,900
Altria Group, Inc.
9.250% due 08/06/2019		2,973	3,941
9.700% due 11/10/2018		744	990
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		2,000	2,074
4.375% due 07/16/2042		1,000	858
5.000% due 03/30/2020		6,000	6,467
5.750% due 01/15/2015		2,800	2,989
American Airlines Pass-Through Trust
5.250% due 07/31/2022		1,560	1,657
7.000% due 07/31/2019		1,027	1,081
10.375% due 01/02/2021		1,226	1,300
American Airlines, Inc.
7.500% due 03/15/2016 ^		9,400	10,974
American Tower Corp.
4.700% due 03/15/2022		1,400	1,414
7.000% due 10/15/2017		700	812
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,452
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,700	1,908
8.700% due 03/15/2019		1,100	1,417
Anglo American Capital PLC
4.125% due 09/27/2022		12,800	12,105
9.375% due 04/08/2014		4,100	4,347
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	374
6.500% due 04/15/2040		700	581
Anheuser-Busch Cos. LLC
6.500% due 02/01/2043		3,500	4,531

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		5,100	5,885
Arcelik A/S
5.000% due 04/03/2023		2,900	2,610
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	685
9.250% due 10/15/2020		1,100	1,507
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	900	1,417
Ashland, Inc.
3.000% due 03/15/2016		$2,000	2,020
3.875% due 04/15/2018		4,100	4,074
6.875% due 05/15/2043		500	513
Audatex North America, Inc.
6.750% due 06/15/2018		2,200	2,321
AutoZone, Inc.
7.125% due 08/01/2018		1,100	1,312
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		12,874	13,454
Berry Plastics Corp.
9.750% due 01/15/2021		3,500	3,972
Boston Scientific Corp.
4.500% due 01/15/2015		3,400	3,558
6.000% due 01/15/2020		1,900	2,153
Braskem Finance Ltd.
5.375% due 05/02/2022		10,100	9,645
5.750% due 04/15/2021		7,300	7,154
7.000% due 05/07/2020		1,000	1,065
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		3,350	3,593
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,000	1,990
Building Materials Corp. of America
6.750% due 05/01/2021		2,800	2,982
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		5,458	5,826
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,200	1,281
CCO Holdings LLC
7.000% due 01/15/2019		3,200	3,408
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,100	1,169
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,122
7.250% due 07/29/2019		1,400	1,608
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		6,800	6,902
7.750% due 05/15/2017		100	102
9.500% due 05/15/2016		1,100	1,154
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		6,500	6,717
CNOOC Finance Ltd.
3.875% due 05/02/2022		9,300	8,991
Columbus International, Inc.
11.500% due 11/20/2014		13,850	14,993
Concho Resources, Inc.
7.000% due 01/15/2021		500	540
CONSOL Energy, Inc.
8.000% due 04/01/2017		6,200	6,556
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	250	339
8.500% due 07/15/2015		5,200	7,067
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$3,047	3,260
5.983% due 10/19/2023		439	487
6.000% due 07/12/2020		897	931
7.250% due 05/10/2021		1,192	1,395
9.000% due 01/08/2018		2,490	2,858
Continental Resources, Inc.
7.125% due 04/01/2021		700	774
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	540
9.250% due 06/30/2020 ^		2,300	1,035
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		5,000	6,003
CPI International, Inc.
8.000% due 02/15/2018		850	880
Crown Castle Towers LLC
6.113% due 01/15/2020		4,800	5,513
CSC Holdings LLC
7.625% due 07/15/2018		800	906
7.875% due 02/15/2018		4,250	4,845
8.500% due 06/15/2015		550	564
8.625% due 02/15/2019		2,500	2,900
CSN Islands Corp.
6.875% due 09/21/2019		7,750	7,866

9.750% due 12/16/2013		1,500	1,543
10.000% due 01/15/2015		1,300	1,424
CSN Resources S.A.
6.500% due 07/21/2020		8,800	8,613
CVS Pass-Through Trust
5.789% due 01/10/2026		1,420	1,610
6.036% due 12/10/2028		743	839
7.507% due 01/10/2032		100	124
Dell, Inc.
5.650% due 04/15/2018		1,200	1,216
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		411	436
6.200% due 01/02/2020		402	431
6.718% due 07/02/2024		622	678
7.750% due 06/17/2021		143	166
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		6,400	2,240
9.500% due 12/11/2019		2,850	998
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		700	727
Devon Energy Corp.
5.625% due 01/15/2014		800	820
Digicel Ltd.
8.250% due 09/01/2017		2,500	2,612
DISH DBS Corp.
5.000% due 03/15/2023		8,900	8,611
7.125% due 02/01/2016		4,800	5,220
7.750% due 05/31/2015		1,300	1,414
7.875% due 09/01/2019		500	563
DJO Finance LLC
7.750% due 04/15/2018		2,200	2,183
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,000	1,083
5.888% due 06/15/2019		5,335	5,828
Ecopetrol S.A.
7.625% due 07/23/2019		17,245	20,478
El Paso LLC
7.750% due 01/15/2032		1,000	1,068
8.250% due 02/15/2016		2,400	2,675
Energy Transfer Partners LP
6.125% due 02/15/2017		200	225
8.500% due 04/15/2014		1,443	1,527
9.000% due 04/15/2019		3,407	4,338
9.700% due 03/15/2019		1,728	2,244
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	674
8.375% due 08/01/2066		1,815	2,025
Equinix, Inc.
4.875% due 04/01/2020		5,000	4,925
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	2,100	3,048
Exide Technologies
8.625% due 02/01/2018 ^		$500	310
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,076
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,200	5,623
Flextronics International Ltd.
4.625% due 02/15/2020		2,000	1,950
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		18,200	22,757
FMG Resources Pty. Ltd.
7.000% due 11/01/2015		350	355
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018		2,100	1,999
GenCorp, Inc.
7.125% due 03/15/2021		1,000	1,040
Geo Debt Finance S.C.A
7.500% due 08/01/2018	EUR	1,400	1,818
Gerdau Holdings, Inc.
7.000% due 01/20/2020		$14,100	14,946
Gerdau Trade, Inc.
5.750% due 01/30/2021		6,800	6,732
Glencore Funding LLC
6.000% due 04/15/2014		600	621
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	2,749
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	1,400	2,538
Grifols, Inc.
8.250% due 02/01/2018		$800	864
Grohe Holding GmbH
4.209% due 09/15/2017	EUR	900	1,169
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$3,500	3,815

Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	200	267
Harvest Operations Corp.
6.875% due 10/01/2017		$500	559
HCA, Inc.
6.500% due 02/15/2020		14,700	15,940
7.250% due 09/15/2020		750	807
7.875% due 02/15/2020		1,500	1,619
8.500% due 04/15/2019		7,300	7,852
HD Supply, Inc.
8.125% due 04/15/2019		11,735	12,908
Health Management Associates, Inc.
6.125% due 04/15/2016		50	54
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	1,700	2,556
HeidelbergCement Finance Luxembourg S.A.
7.500% due 10/31/2014		3,600	5,014
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$8,000	8,020
8.875% due 02/01/2018		5,500	5,637
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	641
5.750% due 09/11/2019		1,000	1,128
7.625% due 04/09/2019		1,300	1,586
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		3,300	3,425
Ineos Finance PLC
8.375% due 02/15/2019		1,100	1,206
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	5,524	7,217
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		$200	195
Jarden Corp.
6.125% due 11/15/2022		1,500	1,581
KazMunayGas National Co. JSC
6.375% due 04/09/2021		7,800	8,502
7.000% due 05/05/2020		6,900	7,832
8.375% due 07/02/2013		400	400
11.750% due 01/23/2015		12,100	13,764
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		200	222
5.950% due 02/15/2018		3,419	3,965
6.850% due 02/15/2020		10,000	11,917
Kraton Polymers LLC
6.750% due 03/01/2019		650	660
Lafarge S.A.
6.250% due 04/13/2018	EUR	2,000	2,833
6.625% due 11/29/2018		500	718
6.750% due 12/16/2019		5,500	7,961
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		$2,900	3,123
Lukoil International Finance BV
7.250% due 11/05/2019		1,500	1,690
Lynx Corp.
6.000% due 04/15/2021	GBP	13,400	20,310
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		$1,500	1,484
4.750% due 04/15/2023		1,250	1,192
Marfrig Overseas Ltd.
9.500% due 05/04/2020		1,000	1,001
MCE Finance Ltd.
5.000% due 02/15/2021		2,000	1,880
Merck & Co., Inc.
6.000% due 09/15/2017		200	234
Michael Foods Group, Inc.
9.750% due 07/15/2018		5,300	5,830
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,500	4,647
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		3,000	3,150
MultiPlan, Inc.
9.875% due 09/01/2018		1,300	1,420
Mylan, Inc.
6.000% due 11/15/2018		300	329
7.625% due 07/15/2017		200	221
7.875% due 07/15/2020		1,800	2,078
Nakilat, Inc.
6.067% due 12/31/2033		3,700	4,183
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		5,020	4,334
Newfield Exploration Co.
6.875% due 02/01/2020		3,000	3,105
7.125% due 05/15/2018		3,100	3,224
Noble Group Ltd.
4.875% due 08/05/2015		400	416
6.750% due 01/29/2020		4,245	4,330

Novelis, Inc.
8.375% due 12/15/2017		5,600	5,964
8.750% due 12/15/2020		6,800	7,327
OGX Austria GmbH
8.375% due 04/01/2022		8,500	2,550
8.500% due 06/01/2018		10,900	3,543
OI European Group BV
6.750% due 09/15/2020	EUR	1,000	1,446
Oshkosh Corp.
8.250% due 03/01/2017		$200	214
8.500% due 03/01/2020		100	109
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,572	4,920
9.625% due 07/15/2017	EUR	429	598
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,000	1,154
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	1,200	1,747
5.750% due 03/01/2018		$3,000	3,300
6.625% due 06/15/2035		500	528
6.625% due 06/15/2038		300	317
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		7,700	7,836
Pertamina Persero PT
4.300% due 05/20/2023		7,000	6,510
Petrobras International Finance Co.
5.375% due 01/27/2021		23,800	24,020
5.750% due 01/20/2020		9,300	9,718
5.875% due 03/01/2018		4,600	4,972
7.750% due 09/15/2014		3,600	3,865
7.875% due 03/15/2019		7,130	8,277
8.375% due 12/10/2018		600	714
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		600	564
5.000% due 10/28/2015		2,800	2,471
5.250% due 04/12/2017		10,800	8,856
5.375% due 04/12/2027		6,400	3,904
5.500% due 04/12/2037		14,400	8,568
8.500% due 11/02/2017		3,400	3,124
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		150	159
9.750% due 08/14/2019		3,200	4,008
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,300	2,271
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		200	199
Plains Exploration & Production Co.
6.625% due 05/01/2021		600	636
Pride International, Inc.
6.875% due 08/15/2020		500	594
8.500% due 06/15/2019		15,700	19,984
QGOG Constellation S.A.
6.250% due 11/09/2019		4,500	4,421
Quebecor Media, Inc.
7.750% due 03/15/2016		6,181	6,297
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		5,100	3,136
Rain CII Carbon LLC
8.000% due 12/01/2018		700	721
RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,281
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		5,000	4,923
5.400% due 02/14/2022		2,300	2,339
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		11,400	11,514
6.875% due 02/15/2021		1,500	1,579
7.125% due 04/15/2019		3,000	3,184
7.875% due 08/15/2019		3,000	3,285
9.000% due 04/15/2019		2,350	2,438
Rhodia S.A.
6.875% due 09/15/2020		2,000	2,244
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		400	426
Rockies Express Pipeline LLC
3.900% due 04/15/2015		3,000	2,985
5.625% due 04/15/2020		14,960	13,015
6.000% due 01/15/2019		400	359
Rohm & Haas Co.
6.000% due 09/15/2017		3,000	3,423
Russian Railways via RZD Capital PLC
5.700% due 04/05/2022		1,900	1,974
5.739% due 04/03/2017		11,800	12,537
SABIC Capital BV
3.000% due 11/02/2015		4,600	4,767

SandRidge Energy, Inc.
7.500% due 03/15/2021		790	758
8.125% due 10/15/2022		2,000	1,990
Scientific Games International, Inc.
9.250% due 06/15/2019		700	761
Sealed Air Corp.
6.500% due 12/01/2020		800	848
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		10,900	10,355
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		11,100	10,798
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	3,700	4,587
7.750% due 11/15/2019		3,200	4,483
Southern Copper Corp.
5.250% due 11/08/2042		$9,000	7,437
Spectrum Brands, Inc.
9.500% due 06/15/2018		800	880
Spirit Issuer PLC
5.472% due 12/28/2034	GBP	1,600	2,117
6.582% due 12/28/2027		1,000	1,510
Steel Dynamics, Inc.
7.625% due 03/15/2020		$100	107
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,085
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,389
Telefonica Emisiones S.A.U.
6.221% due 07/03/2017		2,900	3,169
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	1,300	1,709
6.375% due 11/15/2020		700	937
6.625% due 02/15/2021		1,000	1,336
6.750% due 08/15/2024		3,200	4,240
Tenet Healthcare Corp.
4.500% due 04/01/2021		$1,200	1,122
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		237	243
Toll Brothers Finance Corp.
5.150% due 05/15/2015		400	418
Tomkins LLC
9.000% due 10/01/2018		1,817	1,990
TransDigm, Inc.
7.750% due 12/15/2018		1,000	1,058
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,610
7.375% due 04/15/2018		4,000	4,587
Trinidad Drilling Ltd.
7.875% due 01/15/2019		300	317
UAL Pass-Through Trust
9.750% due 07/15/2018		1,849	2,127
10.400% due 05/01/2018		2,219	2,552
United Airlines, Inc.
6.750% due 09/15/2015		1,500	1,549
United Rentals North America, Inc.
8.250% due 02/01/2021		5,400	5,940
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,400	1,763
8.125% due 12/01/2017		1,274	1,750
UPC Holding BV
8.375% due 08/15/2020		4,000	5,568
UPCB Finance Ltd.
6.375% due 07/01/2020		2,600	3,465
7.250% due 11/15/2021		$1,000	1,063
7.625% due 01/15/2020	EUR	3,000	4,139
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$2,900	667
9.500% due 01/21/2020 ^		1,400	322
USG Corp.
9.750% due 01/15/2018		200	228
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,150	1,208
Vale Overseas Ltd.
4.625% due 09/15/2020		3,200	3,175
5.625% due 09/15/2019		15,000	16,229
6.875% due 11/21/2036		100	102
Valeant Pharmaceuticals International
6.500% due 07/15/2016		2,900	3,001
6.750% due 08/15/2021		8,500	8,553
6.875% due 12/01/2018		3,200	3,296
7.000% due 10/01/2020		4,400	4,510
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		6,700	7,135
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		6,050	6,625

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		3,200	3,352
7.748% due 02/02/2021		200	214
9.125% due 04/30/2018		3,600	4,113
Volkswagen International Finance NV
4.000% due 08/12/2020		200	212
Warner Chilcott Co. LLC
7.750% due 09/15/2018		500	543
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,620
11.750% due 07/15/2017		4,100	4,284
Windstream Corp.
8.125% due 08/01/2013		2,400	2,410
Wynn Las Vegas LLC
7.750% due 08/15/2020		10,400	11,600
Yanlord Land Group Ltd.
10.625% due 03/29/2018		2,700	2,848
Yellowstone Energy LP
5.750% due 12/31/2026		3,000	2,868
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	11,100	15,478
Ziggo Finance BV
6.125% due 11/15/2017		1,000	1,355

			1,101,698

UTILITIES 8.6%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$6,950	7,367
AES Corp.
8.000% due 10/15/2017		50	57
8.000% due 06/01/2020		4,400	5,038
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,589
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		100	100
8.700% due 08/07/2018		24,200	28,586
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		500	500
BP Capital Markets PLC
3.625% due 05/08/2014		110	113
4.750% due 03/10/2019		220	245
British Telecommunications PLC
8.500% due 12/07/2016	GBP	1,400	2,575
Calpine Corp.
7.250% due 10/15/2017		$2,340	2,451
7.875% due 07/31/2020		990	1,079
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	7,560
7.750% due 11/30/2015		800	868
CMS Energy Corp.
5.050% due 02/15/2018		100	111
Colbun S.A.
6.000% due 01/21/2020		500	535
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	4,973
Duke Energy Corp.
5.050% due 09/15/2019		300	336
E.CL S.A.
5.625% due 01/15/2021		2,500	2,607
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		8,000	8,782
Entergy Corp.
3.625% due 09/15/2015		900	933
5.125% due 09/15/2020		400	420
EP Energy LLC
7.750% due 09/01/2022		1,400	1,505
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		245	258
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	1,948
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		900	937
5.092% due 11/29/2015		6,500	6,874
6.212% due 11/22/2016		6,200	6,723
6.510% due 03/07/2022		3,800	4,038
7.288% due 08/16/2037		2,000	2,150
8.146% due 04/11/2018		14,070	16,180
9.250% due 04/23/2019		23,650	28,616
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,346
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		1,400	1,492
9.375% due 01/28/2020		1,000	1,181
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,690

6.000% due 01/15/2018		3,200	3,375
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,600	2,670
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	413
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,500	1,549
6.250% due 06/17/2014		800	837
Linn Energy LLC
7.750% due 02/01/2021		1,300	1,310
Majapahit Holding BV
7.250% due 06/28/2017		100	111
7.750% due 10/17/2016		200	222
7.750% due 01/20/2020		4,200	4,620
7.875% due 06/29/2037		1,000	1,170
National Grid PLC
6.300% due 08/01/2016		700	792
NGPL PipeCo LLC
7.119% due 12/15/2017		9,400	9,165
9.625% due 06/01/2019		7,100	7,384
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021		8,700	9,396
NRG Energy, Inc.
8.250% due 09/01/2020		2,100	2,273
NV Energy, Inc.
6.250% due 11/15/2020		2,800	3,293
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		8,550	8,679
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	440
Petroleos Mexicanos
5.500% due 01/21/2021		21,700	23,219
5.500% due 06/27/2044		7,700	6,949
6.000% due 03/05/2020		5,000	5,525
8.000% due 05/03/2019		11,700	14,215
PG&E Corp.
5.750% due 04/01/2014		4,800	4,978
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	4,979
PSEG Power LLC
5.320% due 09/15/2016		2,557	2,838
Puget Energy, Inc.
6.500% due 12/15/2020		2,000	2,242
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,500	1,564
4.750% due 02/16/2021		7,100	7,397
5.000% due 10/19/2025		4,500	4,590
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		189	204
5.500% due 09/30/2014		6,500	6,817
5.832% due 09/30/2016		145	155
6.750% due 09/30/2019		250	294
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		4,000	3,950
4.199% due 03/06/2022		5,000	4,645
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	227
Sprint Nextel Corp.
6.000% due 12/01/2016		11,461	12,120
TNK-BP Finance S.A.
6.250% due 02/02/2015		5,000	5,244
6.625% due 03/20/2017		7,500	8,175
7.250% due 02/02/2020		6,200	6,967
7.500% due 07/18/2016		5,300	5,903
7.875% due 03/13/2018		5,800	6,627
tw telecom Holdings, Inc.
8.000% due 03/01/2018		8,425	8,973
Verizon Communications, Inc.
5.550% due 02/15/2016		800	887
8.750% due 11/01/2018		975	1,272
VimpelCom Holdings BV
5.200% due 02/13/2019		2,200	2,156
5.950% due 02/13/2023		10,100	9,494
Vodafone Group PLC
5.450% due 06/10/2019		3,400	3,860

			381,928

Total Corporate Bonds & Notes (Cost $2,489,186)			2,492,858

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 1.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	124
6.918% due 04/01/2040		1,400	1,755

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	28,100	38,082
7.950% due 03/01/2036	10,805	12,833
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	100	112
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	120
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	200	224
6.603% due 07/01/2050	100	126
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	126
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	405	406
7.490% due 11/01/2018	1,435	1,439
7.740% due 11/01/2021	1,885	1,889
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	743

		57,979

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	100	123

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	635	610

NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	200	233
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	10,200	11,677
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	107
5.882% due 06/15/2044	100	114
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	1,300	1,390
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	100	110

		13,631

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	124

TEXAS 0.0%
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	100	118

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,275	5,417

Total Municipal Bonds & Notes (Cost $76,500)		78,002

U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
0.393% due 10/27/2037	200	200
0.543% due 09/25/2042	20	20
1.250% due 03/14/2014 (f)	13,300	13,399
2.549% due 02/01/2035	95	102
3.500% due 07/01/2043	3,000	3,045
4.000% due 10/01/2030 - 08/01/2043	45,439	47,307
5.057% due 05/01/2035	176	189
5.500% due 04/01/2033 - 08/01/2043	74,962	81,430
6.000% due 04/25/2043	14	16
Freddie Mac
0.625% due 12/29/2014 (f)(j)(l)	20,000	20,098
Ginnie Mae
0.493% due 12/16/2026	109	110

Total U.S. Government Agencies (Cost $166,263)		165,916

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.250% due 04/30/2014 (j)	400	400
1.250% due 04/15/2014 (j)	90	91
2.000% due 11/15/2021 (j)	5,700	5,599

Total U.S. Treasury Obligations (Cost $6,237)		6,090

MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
2.897% due 11/25/2035	462	389
2.936% due 08/25/2035	1,527	1,395
5.214% due 10/25/2035	2,047	1,887
American General Mortgage Loan Trust
5.150% due 03/25/2058	260	262
American Home Mortgage Assets Trust
0.403% due 10/25/2046	278	184
American Home Mortgage Investment Trust
0.433% due 05/25/2047 ^	83	5
1.914% due 09/25/2045	76	74
Banc of America Alternative Loan Trust
6.000% due 06/25/2046	1,138	934
Banc of America Commercial Mortgage Trust
5.935% due 02/10/2051	100	113
Banc of America Funding Corp.
0.695% due 07/26/2036	402	386
2.615% due 06/25/2034	164	163
3.061% due 09/20/2035	292	238
5.359% due 05/20/2036	1,145	1,064
5.576% due 05/20/2036 ^	769	686
5.888% due 04/25/2037	513	463
Banc of America Large Loan Trust
2.493% due 11/15/2015	14,746	14,793
Banc of America Mortgage Trust
2.623% due 07/25/2033	80	78
2.829% due 01/25/2036	227	170
2.886% due 07/25/2033	973	960
2.929% due 02/25/2036 ^	28	23
3.172% due 11/20/2046 ^	2,253	1,767
5.500% due 12/25/2020	100	104
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036	245	188
2.481% due 04/25/2034	1,942	1,853
2.706% due 08/25/2033	220	221
2.845% due 01/25/2035	25	24
2.878% due 05/25/2047 ^	1,484	1,194
Bear Stearns Alt-A Trust
0.353% due 02/25/2034	1,449	1,417
2.628% due 02/25/2036 ^	2,203	1,325
2.778% due 03/25/2036 ^	154	101
2.911% due 11/25/2036	134	88
Bear Stearns Commercial Mortgage Securities Trust
5.296% due 10/12/2042	1,000	1,080
5.766% due 04/12/2038	500	549
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036	537	407
2.653% due 12/26/2046	1,372	963
Chase Mortgage Finance Trust
2.758% due 02/25/2037	768	750
5.500% due 12/25/2022	1,780	1,824
5.741% due 09/25/2036	3,236	2,976
Citigroup Mortgage Loan Trust, Inc.
0.263% due 01/25/2037	566	300
2.703% due 08/25/2035	790	433
2.730% due 12/25/2035 ^	248	162
2.823% due 03/25/2034	11	11
3.027% due 09/25/2037 ^	531	424
5.292% due 08/25/2035	6,665	6,548
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037	241	212
Commercial Mortgage Pass-Through Certificates
5.116% due 06/10/2044	700	751
Countrywide Alternative Loan Trust
0.313% due 06/25/2036	10,579	7,274
0.353% due 02/25/2047	271	212
0.363% due 06/25/2046	848	646
0.387% due 12/20/2046	863	574
0.402% due 07/20/2046 ^	238	134
0.403% due 05/25/2035	2,527	2,021
0.423% due 08/25/2046	183	17
0.472% due 09/20/2046	513	91
0.527% due 11/20/2035	163	119
0.593% due 02/25/2036	707	488
0.702% due 11/20/2035 ^	291	58
5.347% due 11/25/2035 ^	271	200
5.500% due 03/25/2036	145	111
6.000% due 03/25/2036	1,405	1,110
6.000% due 02/25/2037 ^	5,166	3,883
6.000% due 05/25/2037 ^	1,134	880
Countrywide Home Loan Mortgage Pass-Through Trust
2.710% due 05/20/2036	414	321

2.712% due 04/25/2035		122	96
5.029% due 10/20/2035		319	260
5.155% due 02/20/2036 ^		388	332
5.500% due 11/25/2035 ^		218	196
6.000% due 01/25/2037		9,693	8,899
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		18	17
2.341% due 06/25/2033		339	330
6.000% due 01/25/2036		644	493
Credit Suisse Mortgage Capital Certificates
2.726% due 05/26/2036		459	446
5.153% due 11/26/2035		85	85
Credit Suisse Mortgage Pass-Through Certificates
5.954% due 09/15/2039		6,000	6,715
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		424	345
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		410	276
Deutsche ALT-A Securities, Inc.
0.343% due 03/25/2037		991	560
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		333	245
5.886% due 10/25/2036 ^		333	245
5.945% due 02/25/2036		1,108	915
Downey Savings & Loan Association Mortgage Loan Trust
0.502% due 10/19/2036 ^		497	132
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036 ^		2,908	2,453
First Horizon Asset Securities, Inc.
5.166% due 02/25/2036		594	568
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		496	436
Granite Master Issuer PLC
0.322% due 12/20/2054	EUR	2,387	3,025
0.392% due 12/20/2054		$2,715	2,633
0.603% due 12/20/2054	GBP	388	574
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$500	522
GS Mortgage Securities Trust
5.396% due 08/10/2038		500	515
GSR Mortgage Loan Trust
2.654% due 11/25/2035		141	135
2.679% due 09/25/2035		1,343	1,338
2.796% due 01/25/2036 ^		107	95
6.000% due 02/25/2036 ^		2,017	1,835
Harborview Mortgage Loan Trust
0.322% due 04/19/2038		1,415	1,145
0.382% due 09/19/2037		1,339	1,006
0.382% due 01/19/2038		46	38
0.532% due 06/20/2035		1,540	1,418
2.817% due 06/19/2045		1,670	1,060
HomeBanc Mortgage Trust
0.373% due 12/25/2036		285	235
Impac Secured Assets Trust
0.363% due 01/25/2037		1,974	1,428
IndyMac Mortgage Loan Trust
0.433% due 07/25/2035		28	24
2.501% due 06/25/2037		890	454
2.780% due 06/25/2035 ^		236	200
4.700% due 09/25/2035		263	229
5.575% due 08/25/2037		1,549	1,389
JPMorgan Alternative Loan Trust
0.353% due 09/25/2036		583	419
2.629% due 05/25/2036 ^		497	371
5.600% due 12/25/2036		1,046	890
JPMorgan Chase Commercial Mortgage Securities Corp.
5.367% due 12/15/2044		800	865
JPMorgan Mortgage Trust
2.974% due 07/25/2035		1,222	1,209
5.246% due 06/25/2037		1,387	1,205
5.263% due 07/25/2035		426	438
6.500% due 09/25/2035		647	635
JPMorgan Resecuritization Trust
0.695% due 03/26/2037		757	720
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,468	2,716
Lehman Mortgage Trust
6.000% due 09/25/2037		1,278	1,199
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046		1,000	727
MASTR Alternative Loan Trust
6.750% due 07/25/2036		923	661
Mellon Residential Funding Corp.
0.633% due 12/15/2030		92	89
Merrill Lynch Alternative Note Asset Trust
0.493% due 03/25/2037		455	190

Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	67	58
5.003% due 12/25/2035	792	734
Morgan Stanley Capital Trust
5.610% due 04/15/2049	849	864
5.809% due 12/12/2049	200	227
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036	24	22
2.429% due 07/25/2035	811	745
6.000% due 10/25/2037 ^	1,387	1,081
RBSGC Structured Trust
5.500% due 11/25/2035	3,693	3,135
RBSSP Resecuritization Trust
0.513% due 03/26/2037	867	811
0.695% due 03/26/2036	307	300
Residential Accredit Loans, Inc. Trust
0.373% due 06/25/2046	46	21
0.383% due 07/25/2036	662	465
1.528% due 09/25/2045	856	716
6.000% due 06/25/2036	869	675
6.000% due 07/25/2036 ^	1,582	1,226
6.000% due 09/25/2036 ^	1,172	807
Residential Asset Securitization Trust
6.000% due 04/25/2037	1,594	1,410
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^	1,060	845
3.874% due 08/25/2036	469	386
3.953% due 07/27/2037	2,614	2,116
Sequoia Mortgage Trust
0.542% due 07/20/2033	249	244
Structured Adjustable Rate Mortgage Loan Trust
2.608% due 01/25/2035	1,033	951
2.648% due 09/25/2035	1,921	1,811
Structured Asset Mortgage Investments Trust
0.323% due 03/25/2037	1,560	1,152
0.443% due 09/25/2047 ^	207	9
0.852% due 10/19/2034	433	427
0.892% due 03/19/2034	56	55
Structured Asset Securities Corp.
2.473% due 06/25/2033	397	390
2.718% due 10/28/2035	144	136
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	126
Wachovia Bank Commercial Mortgage Trust
5.932% due 06/15/2049	894	889
WaMu Mortgage Pass-Through Certificates
0.473% due 11/25/2045	1,487	1,281
0.503% due 01/25/2045	122	112
0.513% due 08/25/2045	816	738
0.899% due 01/25/2047	1,020	952
0.939% due 05/25/2047	621	527
0.979% due 12/25/2046	574	507
1.049% due 10/25/2046	2,232	1,672
1.174% due 02/25/2046	2,316	2,091
1.368% due 11/25/2042	262	241
2.462% due 09/25/2033	382	383
2.475% due 12/25/2036 ^	3,529	2,988
2.553% due 02/25/2037 ^	1	1
Wells Fargo Mortgage-Backed Securities Trust
2.493% due 09/25/2033	497	498
2.605% due 05/25/2036 ^	202	184
2.636% due 06/25/2035	2,747	2,737
2.639% due 04/25/2036	2,241	2,032
2.641% due 03/25/2036	1,728	1,674
2.694% due 07/25/2036 ^	3,226	2,860
2.707% due 04/25/2036	6,256	5,692
5.980% due 11/25/2037 ^	2,594	2,283
6.000% due 04/25/2037	2,357	2,251

Total Mortgage-Backed Securities (Cost $176,723)		178,292

ASSET-BACKED SECURITIES 1.7%
Accredited Mortgage Loan Trust
0.323% due 02/25/2037	3,377	3,042
0.660% due 09/25/2035	1,000	794
Aegis Asset-Backed Securities Trust
1.193% due 03/25/2035	1,000	833
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	199	204
7.001% due 09/20/2022	5,950	6,142
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.663% due 01/25/2035	124	123
1.543% due 03/25/2033	662	561
Argent Securities Trust
0.343% due 06/25/2036	1,669	595
0.433% due 07/25/2036	1,578	617

Asset-Backed Funding Certificates Trust
0.413% due 01/25/2037		1,879	1,024
Asset-Backed Securities Corp. Home Equity Loan Trust
1.843% due 03/15/2032		1,117	1,043
Avoca CLO PLC
0.575% due 09/15/2021	EUR	4,974	6,369
Bear Stearns Asset-Backed Securities Trust
0.433% due 06/25/2047		$1,000	778
0.513% due 01/25/2047		1,000	845
0.743% due 10/25/2034		102	102
Carrington Mortgage Loan Trust
0.433% due 10/25/2036		1,000	423
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		772	572
0.303% due 08/25/2036		5	5
0.453% due 07/25/2045		2,000	938
0.593% due 11/25/2046		846	627
Countrywide Asset-Backed Certificates
0.323% due 11/25/2037		1,612	1,569
0.373% due 09/25/2036		296	295
0.413% due 09/25/2047		2,000	1,475
0.443% due 04/25/2036		2,316	2,248
0.453% due 05/25/2036		1,006	1,002
0.463% due 01/25/2036		821	762
4.740% due 10/25/2035		1,432	1,426
5.585% due 10/25/2046		1,300	1,144
Credit Suisse Mortgage Capital Certificates
0.793% due 09/25/2037		652	581
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		93	44
First Franklin Mortgage Loan Trust
0.303% due 11/25/2036		108	107
Franklin CLO Ltd.
0.533% due 06/15/2018		3,354	3,300
GSAA Home Equity Trust
0.643% due 08/25/2037		1,316	1,046
GSAMP Trust
0.263% due 12/25/2036		100	50
0.563% due 03/25/2047		4,500	2,379
HSI Asset Loan Obligation Trust
0.253% due 12/25/2036		95	30
HSI Asset Securitization Corp. Trust
0.483% due 11/25/2035		1,443	1,291
JPMorgan Mortgage Acquisition Trust
5.209% due 01/25/2037		1,500	1,050
Long Beach Mortgage Loan Trust
0.523% due 01/25/2046		35	19
0.753% due 10/25/2034		288	272
1.123% due 04/25/2035		1,000	903
MASTR Asset-Backed Securities Trust
0.243% due 01/25/2037		494	182
0.403% due 05/25/2037		1,500	899
Merrill Lynch Mortgage Investors Trust
0.453% due 04/25/2037		1,000	477
0.483% due 08/25/2036		2,000	1,782
Morgan Stanley ABS Capital, Inc.
0.898% due 12/25/2034		1,307	1,287
Morgan Stanley Dean Witter Capital, Inc.
1.543% due 02/25/2033		1,516	1,377
Moselle CLO S.A.
0.460% due 01/06/2020	EUR	1,473	1,902
New Century Home Equity Loan Trust
0.703% due 07/25/2035		$1,000	803
Nomura Home Equity Loan, Inc.
0.523% due 10/25/2036		3,078	1,018
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.453% due 07/25/2035		55	55
People’s Choice Home Loan Securities Trust
1.138% due 05/25/2035 ^		1,000	553
RAAC Series
0.593% due 06/25/2047		600	533
Residential Asset Mortgage Products Trust
0.643% due 04/25/2035		1,000	930
0.683% due 08/25/2035		1,000	915
Residential Asset Securities Corp. Trust
0.463% due 07/25/2036		1,500	635
0.513% due 01/25/2036		1,000	923
0.533% due 11/25/2035		1,000	923
SACO, Inc.
0.693% due 12/25/2035		718	620
Saxon Asset Securities Trust
0.988% due 03/25/2035		1,194	1,018
SLC Student Loan Trust
4.750% due 06/15/2033		1,287	1,203
SLM Student Loan Trust
1.593% due 08/15/2025		2,574	2,603

1.776% due 04/25/2023		1,026	1,056
3.443% due 05/16/2044		1,630	1,688
3.500% due 08/17/2043		1,576	1,489
Soundview Home Loan Trust
0.433% due 07/25/2036		1,000	499
Specialty Underwriting & Residential Finance Trust
0.873% due 01/25/2034		17	16
Venture CDO Ltd.
0.506% due 01/20/2022		2,000	1,943

Total Asset-Backed Securities (Cost $73,903)			73,959

SOVEREIGN ISSUES 5.5%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	6,100	7,189
4.000% due 08/20/2020		34,300	57,668
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	9,000	12,000
4.305% due 03/06/2014		10,300	13,625
Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	1,318
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	810
6.369% due 06/16/2018		$12,100	13,189
6.500% due 06/10/2019		1,800	1,971
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	3,600	3,973
10.000% due 01/01/2014		2,834	1,276
10.000% due 01/01/2017		12,444	5,459
10.000% due 01/01/2021		5,941	2,544
10.000% due 01/01/2023		422	179
Colombia Government International Bond
6.125% due 01/18/2041		$600	672
Costa Rica Government International Bond
4.250% due 01/26/2023		4,000	3,720
Indonesia Government International Bond
6.625% due 05/15/2033	IDR	26,553,000	2,357
6.875% due 03/09/2017		$4,300	4,800
6.875% due 01/17/2018		2,800	3,157
7.000% due 05/15/2027	IDR	82,748,000	7,866
7.500% due 01/15/2016		$5,000	5,519
8.250% due 06/15/2032	IDR	388,000	41
9.500% due 07/15/2031		47,479,000	5,545
10.000% due 02/15/2028		900,000	109
11.625% due 03/04/2019		$5,200	7,098
Jordan Government International Bond
3.875% due 11/12/2015		250	244
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	846
Mexico Government International Bond
5.750% due 10/12/2110		100	92
8.300% due 08/15/2031		100	137
Panama Government International Bond
7.250% due 03/15/2015		6,250	6,844
Peru Government International Bond
7.350% due 07/21/2025		450	578
8.750% due 11/21/2033		139	203
Qatar Government International Bond
4.000% due 01/20/2015		17,200	17,910
5.250% due 01/20/2020		600	674
6.550% due 04/09/2019		1,000	1,195
Republic of Korea
4.875% due 09/22/2014		200	209
South Africa Government International Bond
6.250% due 03/08/2041		700	752
8.000% due 12/21/2018	ZAR	29,300	3,091
Turkey Government International Bond
5.625% due 03/30/2021		$13,400	14,371
6.750% due 04/03/2018		2,700	3,037
6.750% due 05/30/2040		200	222
6.875% due 03/17/2036		1,600	1,790
7.000% due 03/11/2019		800	919
7.000% due 06/05/2020		5,100	5,903
7.250% due 03/05/2038		1,700	1,985
Uruguay Government International Bond
8.000% due 11/18/2022		3,683	4,665
Venezuela Government International Bond
7.650% due 04/21/2025		3,000	2,250
7.750% due 10/13/2019		900	752
8.250% due 10/13/2024		8,500	6,630
9.250% due 05/07/2028		5,000	4,100

9.375% due 01/13/2034	3,000	2,467

Total Sovereign Issues (Cost $256,003)		243,951

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)	345,787	0

Total Common Stocks (Cost $1,936)		0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 07/29/2013 (c)	1,500	1,426

Total Preferred Securities (Cost $1,412)		1,426

SHORT-TERM INSTRUMENTS 26.2%
REPURCHASE AGREEMENTS (e) 0.0%		2,053

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.226% due 07/26/2013	$4,900	4,900

U.S. TREASURY BILLS 1.4%
0.107% due 08/15/2013 - 05/29/2014 (b)(f)(g)(j)(l)	59,814	59,761

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 24.7%
PIMCO Short-Term Floating NAV Portfolio	109,807,204	1,098,731

Total Short-Term Instruments (Cost $1,165,572)		1,165,445

PURCHASED OPTIONS (h) 0.1%
(Cost $1,464)		2,333

Total Investments 103.3% (Cost $4,602,060)		$4,596,596
Written Options (i)(k) (0.4%) (Premiums $7,309)		(15,868)
Other Assets and Liabilities (Net) (2.9%)		(130,146)

Net Assets 100.0%		$4,450,582

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$400	U.S. Treasury Bonds 2.750% due 08/15/2042	$(417)	$400	$400
SSB	0.010%	06/28/2013	07/01/2013	1,653	Fannie Mae 2.200% due 10/17/2022	(1,688)	1,653	1,653

						$(2,105)	$2,053	$2,053

(1)	Includes accrued interest.

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $522 at a weighted average interest rate of 0.110%.

(f)	Securities with an aggregate market value of $13,198 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	Securities with an aggregate market value of $490 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI Mexico Capped Investable Market Index Fund	$68.000	09/21/2013	5,120	$1,464	$2,333

(i)	Written Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares MSCI Brazil Capped Index Fund	$53.500	09/21/2013	6,541	$1,649	$(6,347)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	29	$34
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	1,147	4,053
U.S. Treasury 10-Year Note September Futures	Long	09/2013	341	(986)

				$3,101

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$13,600	$1,112	$(547)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	8,800	374	395
CDX.HY-20 5-Year Index	5.000%	06/20/2018	20,700	595	(261)

				$2,081	$(413)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		$807,200	$13,387	$7,618
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		31,200	(17)	166
Receive	3-Month USD-LIBOR	1.000%	06/19/2018		900	24	14
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		660,900	40,990	28,762
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		224,500	30,753	18,400
Receive	6-Month EUR-EURIBOR	1.000%	09/18/2018	EUR	180,000	3,688	2,531

						$88,825	$57,491

(j)	Securities with an aggregate market value of $25,352 and cash of $41,102 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	189,490		$244,765	MSC	$0	$(1,885)	$(1,885)
07/2013		189,490		251,563	UAG	4,913	0	4,913
07/2013	GBP	3,940		6,155	DUB	163	0	163
07/2013		54,878		83,195	HUS	0	(272)	(272)
07/2013	IDR	6,965,531		673	CBK	0	(22)	(22)
07/2013	JPY	1,217,600		12,051	BRC	0	(227)	(227)
07/2013		2,732,200		26,902	CBK	0	(647)	(647)
07/2013		83,600		859	HUS	16	0	16
07/2013		1,276,400		12,907	JPM	37	0	37
07/2013		1,443,200		14,807	RYL	255	0	255
07/2013		4,272,396		43,275	UAG	195	0	195
07/2013		1,469,100		15,097	WST	284	0	284
07/2013	KRW	14,425,282		12,388	BRC	0	(233)	(233)
07/2013		16,838,948		14,840	JPM	107	0	107
07/2013	SGD	41,786		33,429	UAG	461	0	461
07/2013		$5,184	EUR	3,957	BRC	0	(33)	(33)
07/2013		231,546		177,091	CBK	0	(1,036)	(1,036)
07/2013		2,298		1,723	HUS	0	(55)	(55)
07/2013		9,007		6,719	JPM	0	(261)	(261)
07/2013		251,563		189,490	MSC	0	(4,913)	(4,913)
07/2013		82,142	GBP	53,270	BRC	0	(1,121)	(1,121)
07/2013		2,526		1,608	FBF	0	(80)	(80)
07/2013		6,169		3,940	JPM	0	(176)	(176)
07/2013		376	IDR	3,703,073	DUB	0	(6)	(6)
07/2013		92		924,015	JPM	0	0	0
07/2013		22		212,586	SCX	0	(1)	(1)
07/2013		215		2,125,857	UAG	0	(3)	(3)
07/2013		54,573	JPY	5,167,300	BPS	0	(2,470)	(2,470)
07/2013		16,411		1,560,300	BRC	0	(678)	(678)
07/2013		63,299		6,159,600	DUB	0	(1,190)	(1,190)
07/2013		1,147		108,000	FBF	0	(58)	(58)
07/2013		28,113	KRW	31,264,230	UAG	0	(759)	(759)
07/2013		33,659	SGD	41,786	FBF	0	(691)	(691)
07/2013		31,069	ZAR	310,738	BOA	238	0	238
07/2013		7,700		77,684	CBK	127	0	127
07/2013		22,752		231,478	DUB	572	(2)	570
07/2013		1,813		18,013	JPM	1	0	1
07/2013		1,817		18,013	UAG	0	(2)	(2)
07/2013	ZAR	19,053		$1,915	BRC	0	(5)	(5)
07/2013		184,326		18,447	HUS	0	(125)	(125)
07/2013		324,144		35,844	JPM	3,185	0	3,185
07/2013		67,183		6,629	MSC	0	(139)	(139)
07/2013		120,151		11,905	UAG	0	(201)	(201)
08/2013	AUD	76,750		72,081	DUB	2,044	0	2,044
08/2013	BRL	17,282		8,000	HUS	309	0	309
08/2013		78,576		37,780	UAG	2,812	0	2,812
08/2013	CNY	87,000		13,738	HUS	0	(310)	(310)
08/2013	EUR	177,091		231,574	CBK	1,035	0	1,035
08/2013		1,334		1,740	FBF	4	0	4
08/2013	GBP	47,270		72,705	BRC	825	0	825
08/2013	IDR	269,679,622		27,356	JPM	884	0	884
08/2013	PLN	16,540		4,952	BRC	0	(13)	(13)
08/2013		10,711		3,250	DUB	35	0	35
08/2013		6,143		1,838	HUS	0	(6)	(6)
08/2013		$1,115	AUD	1,167	CBK	0	(50)	(50)
08/2013		5,587	CNY	35,000	DUB	64	0	64
08/2013		3,975		25,000	RYL	62	0	62
08/2013		4,302		27,000	UAG	58	0	58
08/2013		2,171	EUR	1,659	HUS	0	(11)	(11)
08/2013		1,866		1,435	JPM	2	0	2
08/2013		25,108	GBP	16,289	DUB	0	(339)	(339)
08/2013		15,177	PLN	48,810	JPM	0	(525)	(525)
09/2013	MXN	475,190		$36,645	CBK	224	0	224
09/2013		$348	CAD	355	CBK	0	(11)	(11)
09/2013		2,150	MXN	26,831	HUS	0	(94)	(94)
09/2013		16,360		203,379	JPM	0	(772)	(772)
09/2013		16,357		204,560	MSC	0	(679)	(679)
09/2013		36,521		453,702	UAG	0	(1,747)	(1,747)
10/2013	KRW	14,197,112		$12,241	JPM	0	(129)	(129)
10/2013		1,159		1	UAG	0	0	0
10/2013	RUB	1,304,600		40,000	MSC	898	0	898
10/2013		$661	IDR	6,965,531	CBK	10	0	10
10/2013		12,346	KRW	14,425,282	BRC	224	0	224
10/2013		40,874	RUB	1,301,195	CBK	0	(1,874)	(1,874)
04/2014	CNY	25,000		$3,924	UAG	0	(62)	(62)
04/2014		$4,076	CNY	25,000	RYL	0	(90)	(90)

						$20,044	$(24,003)	$(3,959)

(k)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	52,000	$97	$(61)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		52,000	116	(144)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		54,200	98	(63)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		54,200	111	(151)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		134,700	282	(6)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		52,400	89	(2)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		42,100	80	(2)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		16,900	30	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$101,100	264	(1,622)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		85,900	285	(1,378)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		388,500	1,969	(5,581)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	133,000	682	(76)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		18,100	82	(10)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		34,700	177	(20)

								$4,362	$(9,117)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	$11,300	$54	$(38)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC GBP versus USD	UAG		$1.568	09/03/2013	GBP	30,800	$391	$(192)
Call - OTC GBP versus USD	HUS		1.578	09/03/2013		30,400	406	(135)
Put - OTC USD versus JPY	BPS	JPY	86.500	08/30/2013		$35,400	447	(39)

							$1,244	$(366)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.644%	$1,100	$(38)	$0	$(38)
Embarq Corp.	GST	(1.000%	)	06/20/2016	0.880%	2,700	(11)	(19)	8
Embarq Corp.	JPM	(1.550%	)	06/20/2016	0.900%	3,000	(59)	0	(59)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.804%	1,000	(10)	(25)	15
Rohm & Haas Co.	FBF	(1.850%	)	09/20/2017	0.388%	3,000	(184)	0	(184)

							$(302)	$(44)	$(258)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	09/20/2013	0.208%		$1,000	$13	$(130)	$143
American International Group, Inc.	UAG	5.000%	09/20/2014	0.307%		1,100	66	(154)	220
Amgen, Inc.	GST	1.000%	09/20/2014	0.068%		9,200	110	197	(87)
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	0.809%		2,300	18	(74)	92
ARAMARK Corp.	CBK	5.000%	03/20/2014	0.392%		2,400	85	(65)	150
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	03/20/2018	1.081%		6,000	(20)	19	(39)
Bank of America Corp.	GST	1.000%	03/20/2018	1.270%		10,000	(118)	(105)	(13)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	0.317%		2,000	18	(117)	135
Berkshire Hathaway Finance Corp.	GST	1.000%	09/20/2015	0.520%		1,000	11	(30)	41
BMW U.S. Capital LLC	BRC	1.000%	09/20/2015	0.327%		2,000	31	4	27
Brazil Government International Bond	BOA	2.900%	05/20/2014	0.886%		5,200	112	0	112
Brazil Government International Bond	BOA	2.920%	05/20/2014	0.886%		2,500	54	0	54
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.610%		4,300	(99)	(69)	(30)
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.645%		1,700	(44)	(32)	(12)
Brazil Government International Bond	BPS	1.000%	06/20/2018	1.816%		8,700	(330)	(116)	(214)
Brazil Government International Bond	BRC	2.370%	05/20/2014	0.887%		3,400	55	0	55
Brazil Government International Bond	BRC	1.980%	09/20/2014	1.020%		6,700	117	0	117
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.610%		2,000	(46)	(49)	3
Brazil Government International Bond	BRC	1.000%	06/20/2018	1.816%		3,000	(113)	(56)	(57)
Brazil Government International Bond	CBK	1.920%	09/20/2014	1.020%		6,700	111	0	111
Brazil Government International Bond	CBK	1.000%	06/20/2017	1.610%		1,000	(23)	(14)	(9)
Brazil Government International Bond	CBK	1.000%	09/20/2017	1.645%		4,380	(113)	(97)	(16)
Brazil Government International Bond	CBK	1.000%	06/20/2018	1.816%		8,300	(314)	(117)	(197)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.610%		2,500	(57)	(87)	30
Brazil Government International Bond	DUB	1.000%	06/20/2018	1.816%		8,600	(326)	(129)	(197)
Brazil Government International Bond	GST	1.000%	06/20/2017	1.610%		5,650	(130)	(135)	5
Brazil Government International Bond	GST	1.000%	09/20/2017	1.645%		2,050	(53)	(49)	(4)
Brazil Government International Bond	GST	1.000%	06/20/2018	1.816%		8,000	(303)	(148)	(155)
Brazil Government International Bond	HUS	1.000%	09/20/2016	1.473%		7,000	(102)	(244)	142
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.610%		3,900	(90)	(102)	12
Brazil Government International Bond	HUS	1.000%	09/20/2017	1.645%		4,850	(125)	(105)	(20)
Brazil Government International Bond	HUS	1.000%	06/20/2018	1.816%		3,300	(125)	(62)	(63)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.353%		32,000	(266)	(300)	34
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.610%		2,500	(58)	(38)	(20)
Brazil Government International Bond	JPM	1.000%	12/20/2017	1.709%		1,000	(30)	0	(30)
Brazil Government International Bond	MYC	1.850%	09/20/2014	1.020%		6,700	104	0	104
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.610%		3,400	(78)	(111)	33
Brazil Government International Bond	MYC	1.000%	09/20/2017	1.645%		2,500	(65)	(43)	(22)
Brazil Government International Bond	MYC	1.000%	06/20/2018	1.816%		6,100	(231)	(117)	(114)
Brazil Government International Bond	UAG	2.250%	05/20/2014	0.887%		3,600	54	0	54
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.610%		6,775	(157)	(129)	(28)
Brazil Government International Bond	UAG	1.000%	09/20/2017	1.645%		5,256	(136)	(156)	20
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	1.319%		6,000	662	0	662
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.348%		1,800	153	0	153
Canadian Natural Resources Ltd.	FBF	1.000%	09/20/2017	0.670%		4,900	69	(155)	224
China Government International Bond	BOA	1.000%	09/20/2016	0.742%		2,900	25	15	10
China Government International Bond	BPS	1.000%	09/20/2015	0.562%		1,000	10	9	1
China Government International Bond	BRC	1.000%	09/20/2015	0.562%		2,000	20	19	1
China Government International Bond	BRC	1.000%	09/20/2016	0.742%		7,000	60	36	24
China Government International Bond	CBK	1.000%	09/20/2015	0.562%		500	5	5	0
China Government International Bond	CBK	1.000%	09/20/2016	0.742%		8,100	69	42	27
China Government International Bond	FBF	1.000%	09/20/2016	0.742%		1,000	9	5	4
China Government International Bond	HUS	1.000%	09/20/2015	0.562%		400	4	4	0
China Government International Bond	MYC	1.000%	09/20/2015	0.562%		1,100	11	9	2
China Government International Bond	MYC	1.000%	09/20/2016	0.742%		5,000	43	25	18
China Government International Bond	RYL	1.000%	09/20/2015	0.562%		2,600	26	24	2
Colombia Government International Bond	CBK	1.000%	03/20/2016	0.999%		1,400	0	(10)	10
Comcast Corp.	GST	1.000%	06/20/2021	0.847%		9,900	113	(317)	430
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.026%		10,000	389	0	389
Continental AG	BRC	5.000%	12/20/2013	0.248%	EUR	1,300	42	61	(19)
Continental AG	UAG	5.000%	12/20/2013	0.248%		2,400	76	122	(46)
El Paso LLC	BOA	5.000%	09/20/2014	0.637%		$400	22	(30)	52
El Paso LLC	FBF	5.000%	09/20/2014	0.637%		4,600	255	(346)	601
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.445%		1,000	15	(1)	16
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	0.445%		1,000	15	(9)	24
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.445%		2,000	31	(10)	41
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.477%		1,000	16	(8)	24
Ford Motor Credit Co. LLC	BRC	5.000%	12/20/2019	1.972%		800	139	150	(11)
France Government Bond	DUB	0.250%	09/20/2015	0.307%		300	0	(11)	11
France Government Bond	DUB	0.250%	03/20/2016	0.401%		4,200	(17)	(149)	132
France Government Bond	GST	0.250%	03/20/2016	0.401%		8,200	(33)	(274)	241
France Government Bond	JPM	0.250%	09/20/2015	0.307%		100	(1)	(4)	3
France Government Bond	MYC	0.250%	09/20/2016	0.467%		1,100	(8)	(52)	44
Frontier Communications Corp.	BPS	5.000%	06/20/2019	4.770%		3,775	49	(444)	493
General Electric Capital Corp.	DUB	3.730%	12/20/2013	0.318%		5,000	88	0	88
GenOn Energy, Inc.	BRC	5.000%	09/20/2014	0.753%		2,600	140	(390)	530
GenOn Energy, Inc.	GST	5.000%	09/20/2014	0.753%		2,800	151	(468)	619
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.109%		1,000	49	(103)	152
Indonesia Government International Bond	BPS	1.000%	06/20/2017	1.524%		10,150	(201)	(389)	188
Indonesia Government International Bond	BPS	1.000%	09/20/2017	1.588%		3,525	(83)	(114)	31
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.588%		2,820	(66)	(100)	34
Indonesia Government International Bond	BRC	1.000%	06/20/2022	2.528%		300	(33)	(35)	2
Indonesia Government International Bond	CBK	1.000%	03/20/2016	1.171%		400	(2)	(8)	6
Indonesia Government International Bond	CBK	1.000%	06/20/2017	1.524%		5,065	(100)	(227)	127
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.588%		3,750	(88)	(189)	101
Indonesia Government International Bond	CBK	1.000%	06/20/2022	2.528%		100	(11)	(12)	1
Indonesia Government International Bond	CBK	1.000%	06/20/2023	2.597%		7,600	(941)	(699)	(242)
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.524%		11,250	(222)	(615)	393
Indonesia Government International Bond	GST	1.000%	09/20/2016	1.276%		3,200	(27)	(120)	93
Indonesia Government International Bond	GST	1.000%	06/20/2017	1.524%		2,250	(44)	(92)	48
Indonesia Government International Bond	HUS	1.000%	12/20/2015	1.104%		12,750	(28)	(277)	249
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.524%		9,130	(181)	(543)	362
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.588%		7,234	(169)	(312)	143
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.104%		18,750	(42)	(390)	348
Indonesia Government International Bond	JPM	1.000%	09/20/2017	1.588%		3,750	(87)	(123)	36
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.524%		9,780	(193)	(404)	211
Indonesia Government International Bond	UAG	1.000%	09/20/2017	1.588%		10,035	(235)	(479)	244
Jaguar Land Rover PLC	BPS	5.000%	03/20/2018	3.043%	EUR	4,700	528	524	4
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.044%		$900	(2)	(37)	35
Kinder Morgan Energy Partners LP	MYC	1.000%	03/20/2018	1.044%		1,381	(2)	(50)	48
Lafarge S.A.	BOA	1.000%	03/20/2018	2.511%	EUR	7,200	(619)	(640)	21
MetLife, Inc.	GST	1.000%	09/20/2015	0.613%		$3,500	31	(203)	234
MetLife, Inc.	UAG	1.000%	09/20/2015	0.613%		3,900	35	(231)	266
Mexico Government International Bond	BOA	3.200%	05/20/2014	0.542%		2,800	78	0	78
Mexico Government International Bond	BOA	2.130%	06/20/2014	0.571%		3,500	56	0	56
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.078%		4,300	(12)	(58)	46
Mexico Government International Bond	BPS	1.000%	09/20/2017	1.113%		616	(3)	(12)	9
Mexico Government International Bond	BRC	2.680%	05/20/2014	0.542%		3,400	76	0	76
Mexico Government International Bond	BRC	2.310%	06/20/2014	0.571%		2,900	52	0	52
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%		500	(1)	(11)	10
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.880%		5,700	20	(44)	64
Mexico Government International Bond	CBK	1.000%	06/20/2017	1.078%		1,100	(3)	(14)	11
Mexico Government International Bond	CBK	1.000%	09/20/2017	1.113%		1,700	(8)	(18)	10
Mexico Government International Bond	DUB	1.000%	09/20/2016	0.942%		1,500	3	(12)	15
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.994%		1,500	1	(37)	38
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.078%		5,500	(15)	(99)	84
Mexico Government International Bond	DUB	1.000%	09/20/2017	1.113%		4,380	(19)	(68)	49
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.789%		5,000	25	(97)	122
Mexico Government International Bond	GST	1.000%	06/20/2017	1.078%		9,050	(25)	(208)	183
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.880%		2,800	10	(27)	37
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.078%		5,090	(14)	(103)	89
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.113%		4,850	(21)	(70)	49
Mexico Government International Bond	JPM	1.000%	06/20/2017	1.078%		3,310	(9)	(42)	33
Mexico Government International Bond	JPM	1.000%	09/20/2017	1.113%		2,050	(9)	(33)	24
Mexico Government International Bond	MYC	1.000%	09/20/2017	1.113%		2,500	(11)	(17)	6
Mexico Government International Bond	RYL	1.000%	12/20/2015	0.839%		20,000	85	(315)	400

Mexico Government International Bond	UAG	1.000%	06/20/2017	1.078%		3,800	(11)	(77)	66
Mexico Government International Bond	UAG	1.000%	09/20/2017	1.113%		4,640	(20)	(116)	96
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	0.976%		7,300	503	0	503
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	0.976%		2,000	134	0	134
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	0.976%		2,400	165	0	165
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	0.695%		1,900	152	0	152
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	0.669%		6,000	520	0	520
NRG Energy, Inc.	BOA	5.000%	06/20/2016	2.017%		1,900	167	35	132
NRG Energy, Inc.	BOA	5.000%	06/20/2017	2.880%		900	73	(92)	165
NRG Energy, Inc.	BPS	5.000%	09/20/2016	2.206%		1,000	89	(10)	99
NRG Energy, Inc.	DUB	5.000%	06/20/2016	2.017%		6,600	582	95	487
NRG Energy, Inc.	FBF	5.000%	06/20/2015	1.087%		300	23	(5)	28
NRG Energy, Inc.	FBF	5.000%	06/20/2016	2.017%		1,900	167	31	136
NRG Energy, Inc.	GST	5.000%	06/20/2016	2.017%		7,000	618	145	473
NRG Energy, Inc.	GST	5.000%	06/20/2017	2.880%		3,900	316	(394)	710
NRG Energy, Inc.	UAG	5.000%	06/20/2015	1.087%		800	63	(13)	76
NRG Energy, Inc.	UAG	5.000%	06/20/2016	2.017%		900	80	17	63
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		1,300	(23)	(45)	22
Pfizer, Inc.	MYC	1.000%	09/20/2014	0.053%		9,700	117	222	(105)
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.522%		5,000	54	(114)	168
Philippines Government International Bond	BPS	1.000%	06/20/2017	0.938%		7,880	21	(270)	291
Philippines Government International Bond	BRC	1.000%	09/20/2017	0.984%		1,880	2	(43)	45
Philippines Government International Bond	CBK	1.000%	09/20/2015	0.522%		11,700	128	(262)	390
Philippines Government International Bond	CBK	1.000%	06/20/2017	0.938%		3,550	10	(125)	135
Philippines Government International Bond	CBK	1.000%	09/20/2017	0.984%		6,700	6	(205)	211
Philippines Government International Bond	DUB	1.000%	06/20/2017	0.938%		5,000	13	(182)	195
Philippines Government International Bond	DUB	1.000%	09/20/2017	0.984%		2,500	2	(87)	89
Philippines Government International Bond	DUB	2.500%	09/20/2017	0.984%		3,000	189	0	189
Philippines Government International Bond	HUS	1.000%	06/20/2017	0.938%		4,900	13	(198)	211
Philippines Government International Bond	HUS	1.000%	09/20/2017	0.984%		4,490	4	(120)	124
Philippines Government International Bond	JPM	1.000%	06/20/2017	0.938%		2,500	7	(72)	79
Philippines Government International Bond	JPM	1.000%	09/20/2017	0.984%		2,500	3	(49)	52
Philippines Government International Bond	MYC	1.000%	09/20/2015	0.522%		9,000	98	(176)	274
Philippines Government International Bond	MYC	2.440%	09/20/2017	0.984%		4,300	260	0	260
Philippines Government International Bond	UAG	1.000%	06/20/2017	0.938%		8,295	23	(265)	288
Philippines Government International Bond	UAG	1.000%	09/20/2017	0.984%		2,666	2	(75)	77
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.523%		400	6	(3)	9
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.523%		400	5	(4)	9
Qatar Government International Bond	MYC	1.000%	03/20/2016	0.523%		800	11	(6)	17
Russia Government International Bond	BOA	1.000%	03/20/2018	1.832%		11,000	(406)	(243)	(163)
Russia Government International Bond	BPS	1.000%	06/20/2017	1.647%		10,100	(247)	(517)	270
Russia Government International Bond	BRC	1.000%	06/20/2017	1.647%		4,100	(100)	(270)	170
Russia Government International Bond	BRC	1.000%	09/20/2017	1.691%		10,950	(303)	(631)	328
Russia Government International Bond	CBK	1.000%	06/20/2017	1.647%		2,600	(63)	(130)	67
Russia Government International Bond	CBK	1.000%	09/20/2017	1.691%		9,600	(265)	(546)	281
Russia Government International Bond	DUB	1.000%	06/20/2017	1.647%		12,025	(294)	(596)	302
Russia Government International Bond	DUB	1.000%	09/20/2017	1.691%		11,375	(314)	(726)	412
Russia Government International Bond	GST	1.000%	06/20/2017	1.647%		31,575	(772)	(2,184)	1,412
Russia Government International Bond	GST	1.000%	09/20/2017	1.691%		6,250	(173)	(229)	56
Russia Government International Bond	HUS	1.000%	06/20/2017	1.647%		17,875	(437)	(1,087)	650
Russia Government International Bond	HUS	1.000%	09/20/2017	1.691%		13,675	(378)	(702)	324
Russia Government International Bond	UAG	1.000%	06/20/2017	1.647%		1,625	(39)	(102)	63
Schaeffler Finance BV	BRC	5.000%	03/20/2018	3.212%	EUR	7,300	746	620	126
Seagate Technology Holdings	BRC	5.000%	03/20/2018	2.013%		$400	54	27	27
Seagate Technology Holdings	BRC	5.000%	06/20/2018	2.139%		300	41	18	23
South Africa Government International Bond	BPS	1.000%	06/20/2017	1.849%		4,900	(157)	(137)	(20)
South Africa Government International Bond	BRC	1.000%	06/20/2017	1.849%		1,950	(62)	(71)	9
South Africa Government International Bond	BRC	1.000%	09/20/2017	1.902%		9,780	(352)	(292)	(60)
South Africa Government International Bond	CBK	1.000%	06/20/2017	1.849%		1,400	(45)	(43)	(2)
South Africa Government International Bond	CBK	1.000%	09/20/2017	1.902%		2,550	(92)	(43)	(49)
South Africa Government International Bond	DUB	1.000%	06/20/2017	1.849%		4,530	(145)	(162)	17
South Africa Government International Bond	DUB	1.000%	09/20/2017	1.902%		3,750	(135)	(137)	2
South Africa Government International Bond	FBF	1.000%	12/20/2020	2.501%		1,325	(128)	(51)	(77)
South Africa Government International Bond	GST	1.000%	06/20/2017	1.849%		17,200	(552)	(683)	131
South Africa Government International Bond	GST	1.000%	09/20/2017	1.902%		3,075	(111)	(88)	(23)
South Africa Government International Bond	GST	1.000%	03/20/2020	2.413%		2,000	(168)	(123)	(45)
South Africa Government International Bond	HUS	1.000%	06/20/2017	1.849%		4,455	(142)	(171)	29
South Africa Government International Bond	HUS	1.000%	09/20/2017	1.902%		8,434	(304)	(226)	(78)
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.849%		3,750	(121)	(105)	(16)
South Africa Government International Bond	JPM	1.000%	09/20/2017	1.902%		3,525	(128)	(54)	(74)
South Africa Government International Bond	MYC	1.000%	12/20/2020	2.501%		2,760	(268)	(90)	(178)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.849%		9,440	(302)	(265)	(37)
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	2.644%		800	(52)	(121)	69
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	0.567%		1,500	84	(165)	249
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%	JPY	17,500	0	(38)	38
Turkey Government International Bond	CBK	1.000%	03/20/2015	1.210%		$6,200	(21)	(174)	153
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.263%		700	11	7	4
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.358%		1,300	25	16	9
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.278%		500	8	5	3
Univision Communications, Inc.	FBF	5.000%	09/20/2019	3.677%		5,800	429	(638)	1,067
Univision Communications, Inc.	GST	5.000%	09/20/2019	3.677%		650	48	(72)	120
Vale Overseas Ltd.	UAG	0.650%	06/20/2014	1.386%		2,700	(19)	0	(19)
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	0.900%		3,200	390	(50)	440
Venezuela Government International Bond	BPS	5.000%	06/20/2017	10.030%		12,100	(1,873)	(1,398)	(475)
Venezuela Government International Bond	BRC	5.000%	06/20/2017	10.030%		2,950	(456)	(475)	19
Venezuela Government International Bond	CBK	5.000%	06/20/2017	10.030%		17,055	(2,640)	(2,479)	(161)
Venezuela Government International Bond	CBK	5.000%	09/20/2017	10.058%		934	(152)	(141)	(11)
Venezuela Government International Bond	DUB	5.000%	06/20/2017	10.030%		4,600	(712)	(381)	(331)
Venezuela Government International Bond	DUB	5.000%	09/20/2017	10.058%		16,605	(2,701)	(2,569)	(132)
Venezuela Government International Bond	FBF	5.000%	09/20/2017	10.058%		3,750	(610)	(591)	(19)
Venezuela Government International Bond	GST	5.000%	06/20/2017	10.030%		3,465	(536)	(438)	(98)
Venezuela Government International Bond	HUS	5.000%	06/20/2017	10.030%		7,780	(1,204)	(946)	(258)
Venezuela Government International Bond	HUS	5.000%	09/20/2017	10.058%		9,825	(1,598)	(1,460)	(138)
Volkswagen International Finance NV	BRC	1.000%	09/20/2015	0.374%		3,000	43	(19)	62
Volkswagen International Finance NV	CBK	1.000%	09/20/2015	0.374%		3,600	52	2	50
Windstream Corp.	GST	5.000%	12/20/2017	3.653%		2,300	131	81	50

							$(15,365)	$(36,811)	$21,446

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017	$26,250	$1,776	$3,008	$(1,232)
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017	11,100	751	1,521	(770)
CDX.EM-18 5-Year Index	BOA	5.000%	12/20/2017	1,300	98	177	(79)
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017	3,950	296	483	(187)
CDX.EM-18 5-Year Index	GST	5.000%	12/20/2017	3,000	226	411	(185)
CDX.EM-18 5-Year Index	HUS	5.000%	12/20/2017	5,800	437	777	(340)
CDX.EM-19 5-Year Index	BRC	5.000%	06/20/2018	11,900	967	1,426	(459)
CDX.EM-19 5-Year Index	DUB	5.000%	06/20/2018	41,800	3,397	4,807	(1,410)
CDX.EM-19 5-Year Index	GST	5.000%	06/20/2018	26,400	2,145	3,217	(1,072)
CDX.EM-19 5-Year Index	HUS	5.000%	06/20/2018	9,300	756	1,192	(436)
CDX.EM-19 5-Year Index	MYC	5.000%	06/20/2018	7,600	618	992	(374)

					$11,467	$18,011	$(6,544)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC	BRL	239,200	$(6,345)	$(756)	$(5,589)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		180,500	(4,745)	(305)	(4,440)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		100,000	(2,464)	82	(2,546)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		391,700	(9,685)	(86)	(9,599)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		79,000	(1,853)	(108)	(1,745)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	11,900	676	31	645
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		50,000	2,837	159	2,678
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	BRC	MXN	340,800	599	40	559
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		340,700	599	22	577
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,196,000	1,440	276	1,164
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		78,000	93	19	74
Pay	28-Day MXN-TIIE	8.170%	11/04/2016	MYC		37,900	280	(35)	315
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		750,000	(996)	(544)	(452)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	GLM		141,000	(187)	(110)	(77)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		403,000	(535)	(307)	(228)

							$(20,286)	$(1,622)	$(18,664)

(l)	Securities with an aggregate market value of $47,910 and cash of $11,492 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$182,620	$5,704	$188,324
Corporate Bonds & Notes
Banking & Finance	0	992,036	17,196	1,009,232
Industrials	0	1,077,861	23,837	1,101,698
Utilities	0	381,928	0	381,928
Municipal Bonds & Notes
California	0	57,979	0	57,979
Indiana	0	123	0	123
Iowa	0	610	0	610
New York	0	13,631	0	13,631
Tennessee	0	124	0	124
Texas	0	118	0	118
West Virginia	0	5,417	0	5,417
U.S. Government Agencies	0	165,916	0	165,916
U.S. Treasury Obligations	0	6,090	0	6,090
Mortgage-Backed Securities	0	178,292	0	178,292
Asset-Backed Securities	0	67,613	6,346	73,959
Sovereign Issues	0	243,951	0	243,951
Common Stocks
Financials	0	0	0	0
Preferred Securities
Banking & Finance	0	1,426	0	1,426
Short-Term Instruments
Repurchase Agreements	0	2,053	0	2,053
Short-Term Notes	0	4,900	0	4,900
U.S. Treasury Bills	0	59,761	0	59,761
Central Funds Used for Cash Management Purposes	1,098,731	0	0	1,098,731
Purchased Options
Equity Contracts	0	2,333	0	2,333
	$1,098,731	$3,444,782	$53,083	$4,596,596

Financial Derivative Instruments - Assets
Credit Contracts	0	25,638	440	26,078
Foreign Exchange Contracts	0	20,044	0	20,044
Interest Rate Contracts	4,087	63,503	0	67,590
	$4,087	$109,185	$440	$113,712

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(11,885)	0	(11,885)
Equity Contracts	0	(6,347)	0	(6,347)
Foreign Exchange Contracts	0	(24,369)	0	(24,369)
Interest Rate Contracts	(986)	(33,793)	0	(34,779)

	$(986)	$(76,394)	$0	$(77,380)

Totals	$1,101,832	$3,477,573	$53,523	$4,632,928

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$6,482	$0	$(800)	$2	$3	$17	$0	$0	$5,704	$26
Corporate Bonds & Notes
Banking & Finance	14,128	4,365	(385)	0	(9)	(903)	0	0	17,196	(918)
Industrials	21,782	3,000	(536)	(33)	(43)	(333)	0	0	23,837	(299)
Asset-Backed Securities	6,275	0	0	5	0	66	0	0	6,346	66
Common Stocks
Financials	0	0	0	0	0	0	0	0	0	0

	$48,667	$7,365	$(1,721)	$(26)	$(49)	$(1,153)	$0	$0	$53,083	$(1,125)

Financial Derivative Instruments - Assets
Credit Contracts	$320	$0	$0	$0	$0	$120	$0	$0	$440	$120

Totals	$48,987	$7,365	$(1,721)	$(26)	$(49)	$(1,033)	$0	$0	$53,523	$(1,005)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$5,704	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes
Banking & Finance	6,336	Benchmark Pricing	Base Price	92.71 - 100.23
	10,860	Third Party Vendor	Broker Quote	100.00
Industrials	2,868	Benchmark Pricing	Base Price	100.00
	20,969	Third Party Vendor	Broker Quote	103.75 - 117.00
Asset-Backed Securities	6,346	Benchmark Pricing	Base Price	103.00 - 103.50
Common Stocks
Financials	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Assets
Credit Contracts	440	Indicative Market Quotation	Broker Quote	12.01

Total	$53,523

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.7%
CORPORATE BONDS & NOTES 0.7%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$3,300	$3,313
Commonwealth Bank of Australia
0.553% due 09/17/2014		12,200	12,238
0.697% due 07/12/2013		14,800	14,802
ING Bank Australia Ltd.
3.469% due 06/24/2014	AUD	500	459
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$1,100	1,154

			31,966

MORTGAGE-BACKED SECURITIES 0.3%
Crusade Global Trust
2.979% due 08/14/2037	AUD	6,004	5,421
Puma Finance Ltd.
0.414% due 02/21/2038		$1,719	1,707
3.213% due 08/22/2037	AUD	2,978	2,702
3.330% due 07/12/2036		712	641
Superannuation Members Home Loan Securitisation Fund
4.300% due 09/09/2041		299	276
Torrens Trust
0.391% due 10/15/2036	EUR	526	684
3.230% due 10/19/2038	AUD	2,967	2,668

			14,099

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,332
6.000% due 03/01/2022		13,800	14,134
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		12,400	14,037

			31,503

Total Australia (Cost $80,473)			77,568

BELGIUM 0.2%
SOVEREIGN ISSUES 0.2%
Belgium Government International Bond
2.750% due 03/05/2015		$8,400	8,685

Total Belgium (Cost $8,523)			8,685

BRAZIL 3.7%
SOVEREIGN ISSUES 3.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	442,770	138,184
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		61,810	26,225

Total Brazil (Cost $178,280)			164,409

CANADA 2.3%
CORPORATE BONDS & NOTES 0.4%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$4,700	4,896
National Bank of Canada
2.200% due 10/19/2016		10,300	10,644

			15,540

SOVEREIGN ISSUES 1.9%
Canada Government Bond
1.500% due 12/01/2044 (c)	CAD	212	225
4.000% due 06/01/2041		4,300	4,950
Province of British Columbia
4.300% due 06/18/2042		3,100	3,182
Province of Ontario
2.100% due 09/08/2018		9,300	8,712

2.450% due 06/29/2022		$6,600	6,226
3.150% due 06/02/2022	CAD	25,100	23,779
Province of Quebec
3.000% due 09/01/2023		21,800	19,992
3.500% due 12/01/2022		5,000	4,828
4.250% due 12/01/2021		10,000	10,288
5.000% due 12/01/2041		100	111
6.000% due 10/01/2029		2,000	2,399

			84,692

Total Canada (Cost $107,772)			100,232

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
ALM Loan Funding
1.074% due 11/20/2020		$1,558	1,556
Avalon Capital Ltd.
0.544% due 02/24/2019		453	451
BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		1,494	1,470
Duane Street CLO Ltd.
0.525% due 11/08/2017		410	410
Galaxy CLO Ltd.
0.516% due 04/25/2019		2,646	2,623
Hillmark Funding
0.524% due 05/21/2021		8,200	8,041
ING Investment Management CLO Ltd.
0.545% due 12/01/2017		697	691
Lafayette CLO Ltd.
1.674% due 09/06/2022		977	976
Octagon Investment Partners Ltd.
0.573% due 11/28/2018		2,014	1,998
Pacifica CDO Corp.
0.536% due 01/26/2020		988	986
Stone Tower CLO Ltd.
0.508% due 04/17/2021		700	680

Total Cayman Islands (Cost $19,384)			19,882

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
1.358% due 01/01/2038	DKK	1,321	238

SOVEREIGN ISSUES 0.3%
Denmark Government Bond
3.000% due 11/15/2021		69,100	13,488

Total Denmark (Cost $12,875)			13,726

FRANCE 4.3%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.097% due 03/25/2022	EUR	345	452

CORPORATE BONDS & NOTES 3.5%
Banque PSA Finance S.A.
4.250% due 02/25/2016		2,000	2,634
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$13,300	13,739
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		9,600	9,637
Credit Agricole S.A.
2.625% due 01/21/2014		600	605
Dexia Credit Local S.A.
0.756% due 04/29/2014		8,350	8,366
2.750% due 01/10/2014		76,400	77,222
2.750% due 04/29/2014		32,500	33,071
Vivendi S.A.
6.625% due 04/04/2018		7,000	8,099

			153,373

SOVEREIGN ISSUES 0.8%
France Government Bond
1.000% due 05/25/2018	EUR	28,500	36,742

Total France (Cost $187,804)			190,567

GERMANY 8.6%
CORPORATE BONDS & NOTES 5.9%
FMS Wertmanagement AoeR
0.327% due 02/18/2015	EUR	8,500	11,084
0.739% due 06/16/2014	GBP	5,200	7,928
2.750% due 06/03/2016	EUR	16,200	22,387
3.375% due 06/17/2021		26,100	38,127
KFW
0.625% due 05/29/2015		42,500	55,663
2.000% due 09/07/2016		6,850	9,307
2.750% due 09/07/2015	GBP	20,000	31,752
5.500% due 02/09/2022	AUD	15,600	15,055
6.000% due 08/20/2020		3,000	2,989
6.250% due 05/19/2021		21,000	21,229
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		25,500	24,614
5.500% due 03/29/2022		20,000	19,158

			259,293

SOVEREIGN ISSUES 2.7%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	5,572	7,211
2.500% due 07/04/2044		18,400	24,111
4.000% due 01/04/2037		8,600	14,295
4.750% due 07/04/2034		18,000	32,463
5.500% due 01/04/2031		17,800	33,733
5.625% due 01/04/2028		3,000	5,602
6.250% due 01/04/2030		40	81
State of North Rhine-Westphalia
4.000% due 02/14/2014		100	133

			117,629

Total Germany (Cost $390,218)			376,922

IRELAND 1.4%
ASSET-BACKED SECURITIES 0.3%
Magi Funding PLC
0.578% due 04/11/2021	EUR	4,134	5,274
Mercator CLO PLC
0.437% due 02/18/2024		5,504	7,010

			12,284

CORPORATE BONDS & NOTES 0.9%
Depfa ACS Bank
3.875% due 07/15/2013		4,500	5,862
4.375% due 01/15/2015		2,900	3,953
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		11,800	16,398
4.250% due 01/18/2017		6,000	8,706
4.375% due 01/18/2022		1,000	1,552
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$3,500	3,999
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (d)	EUR	200	290

			40,760

MORTGAGE-BACKED SECURITIES 0.2%
Emerald Mortgages PLC
0.240% due 07/15/2048		1,457	1,463
Opera Finance PLC
0.401% due 01/15/2015		4,235	5,364

			6,827

Total Ireland (Cost $60,537)			59,871

ITALY 4.2%
ASSET-BACKED SECURITIES 0.3%
Berica ABS SRL
0.522% due 12/30/2055	EUR	10,112	12,589

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.674% due 02/24/2014		$4,800	4,818

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	17,510	20,912

SOVEREIGN ISSUES 3.3%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		98,800	128,905
Italy Government International Bond
6.000% due 08/04/2028	GBP	10,900	16,662

			145,567

Total Italy (Cost $185,997)			183,886

JAPAN 11.0%
CORPORATE BONDS & NOTES 0.2%
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	50,000	504
1.470% due 10/28/2013		20,000	202
4.500% due 03/24/2014	EUR	5,900	7,760
4.750% due 02/28/2014	JPY	60,000	619

			9,085

SOVEREIGN ISSUES 10.8%
Japan Government International Bond
0.900% due 03/20/2022		8,250,000	84,048
1.500% due 03/20/2033		2,560,000	25,043
1.600% due 03/20/2033		24,830,000	247,052
1.800% due 03/20/2043		8,300,000	83,401
2.000% due 03/20/2042		1,630,000	17,097
2.200% due 03/20/2041		1,620,000	17,724

			474,365

Total Japan (Cost $530,310)			483,450

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
Asset-Backed European Securitisation Transaction SRL
1.020% due 09/21/2020	EUR	15	20
Penta CLO S.A.
0.518% due 06/04/2024		2,518	3,119

			3,139

CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.875% due 02/13/2015		5,700	7,814
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$6,200	6,283

			14,097

Total Luxembourg (Cost $17,205)			17,236

MEXICO 1.4%
SOVEREIGN ISSUES 1.4%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	55,476
10.000% due 12/05/2024	MXN	73,100	7,621

Total Mexico (Cost $78,186)			63,097

NETHERLANDS 2.3%
ASSET-BACKED SECURITIES 0.7%
Chapel BV
0.863% due 11/17/2064	EUR	945	913
Euro-Galaxy CLO BV
0.448% due 10/23/2021		8,413	10,664
Eurocredit CDO BV
0.686% due 02/22/2020		2,489	3,208
Globaldrive BV
0.872% due 04/20/2019		2,759	3,608
1.722% due 04/20/2018		901	1,181
Grosvenor Place CLO BV
0.458% due 07/20/2021		2,695	3,458
0.764% due 07/20/2021	GBP	4,469	6,703

Jubilee CDO BV
0.719% due 10/15/2019	EUR	1,181	1,521

			31,256

CORPORATE BONDS & NOTES 1.6%
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$6,600	6,616
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		10,000	9,798
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	19,930
GMAC International Finance BV
7.500% due 04/21/2015		2,100	2,916
ING Bank NV
2.500% due 01/14/2016		$14,000	14,465
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	9,400	12,569
NIBC Bank NV
3.500% due 04/07/2014		3,000	4,003
Royal Bank of Scotland NV
0.950% due 06/08/2015		500	627
Ziggo Finance BV
6.125% due 11/15/2017		150	203

			71,127

Total Netherlands (Cost $102,501)			102,383

NEW ZEALAND 3.8%
SOVEREIGN ISSUES 3.8%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	97,700	81,018
5.500% due 04/15/2023		36,100	31,037
6.000% due 12/15/2017		7,200	6,178
6.000% due 05/15/2021		49,000	43,253
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		10,600	8,190

Total New Zealand (Cost $165,917)			169,676

NORWAY 1.3%
CORPORATE BONDS & NOTES 1.3%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	2,800	3,768
2.900% due 03/29/2017		$10,000	10,456
Eksportfinans ASA
0.480% due 10/07/2013		1,600	1,591
0.890% due 06/16/2015	JPY	300,000	2,856
1.570% due 02/14/2018		500,000	4,150
1.600% due 03/20/2014		144,000	1,440
2.000% due 09/15/2015		$6,500	6,273
2.375% due 05/25/2016		10,000	9,625
3.000% due 11/17/2014		15,769	15,808
5.500% due 05/25/2016		1,200	1,256

			57,223

SOVEREIGN ISSUES 0.0%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,683

Total Norway (Cost $58,624)			58,906

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	675
8.250% due 09/15/2017		100	11

Total South Africa (Cost $839)			686

SPAIN 5.3%
CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	12,800	17,000
Banco Espanol de Credito S.A.
3.500% due 01/27/2015		2,000	2,672
4.250% due 09/16/2014		3,400	4,579

Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	5,553

			29,804

SOVEREIGN ISSUES 4.6%
Autonomous Community of Madrid
4.305% due 03/06/2014	EUR	18,000	23,810
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		1,800	2,366
Instituto de Credito Oficial
1.966% due 03/25/2014		38,100	49,672
4.000% due 12/08/2014	GBP	4,000	6,207
4.375% due 03/31/2014	EUR	1,200	1,593
Junta de Castilla y Leon
6.270% due 02/19/2018		11,000	15,241
Spain Government International Bond
4.100% due 07/30/2018		24,100	32,149
4.500% due 01/31/2018		34,000	45,944
Xunta de Galicia
6.131% due 04/03/2018		14,400	19,976
6.964% due 12/28/2017		3,000	4,292

			201,250

Total Spain (Cost $234,085)			231,054

SUPRANATIONAL 3.3%
CORPORATE BONDS & NOTES 3.3%
African Development Bank
5.250% due 03/23/2022	AUD	5,600	5,337
Council of Europe Development Bank
5.625% due 12/14/2015		1,100	1,055
European Union
2.375% due 10/04/2018	EUR	4,700	6,511
2.500% due 12/04/2015		17,200	23,514
2.750% due 06/03/2016		10,800	14,952
3.125% due 01/27/2015		11,900	16,179
3.250% due 11/07/2014		1,450	1,966
3.250% due 04/04/2018		26,300	37,766
3.375% due 05/10/2019		1,000	1,457
3.375% due 04/04/2032		17,900	25,484
3.500% due 06/04/2021		500	734
Inter-American Development Bank
6.000% due 02/26/2021	AUD	5,500	5,531
International Finance Corp.
5.000% due 08/03/2016		2,300	2,204
5.750% due 06/24/2014		2,400	2,257

Total Supranational (Cost $146,891)			144,947

SWEDEN 0.0%
CORPORATE BONDS & NOTES 0.0%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,200	1,093

Total Sweden (Cost $1,250)			1,093

THAILAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Thai Oil PCL
3.625% due 01/23/2023		$900	825

Total Thailand (Cost $896)			825

UNITED KINGDOM 16.3%
BANK LOAN OBLIGATIONS 0.2%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$10,700	10,616

CORPORATE BONDS & NOTES 3.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	35,200	47,055
Bank of Scotland PLC
7.286% due 05/31/2016 (d)	GBP	4,975	7,428
Barclays Bank PLC
2.250% due 05/10/2017		$17,800	18,284
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	17,700	25,157

HBOS PLC
0.976% due 09/30/2016 (g)		$2,100	2,006
6.750% due 05/21/2018		1,800	1,914
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,400	1,806
7.375% due 03/12/2020		400	524
7.625% due 12/09/2019	GBP	800	1,232
8.000% due 06/15/2020 (d)		$500	511
8.500% due 12/17/2021 (d)		15,458	15,819
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		6,000	8,067
Pearson Dollar Finance PLC
5.700% due 06/01/2014		6,800	7,007
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	5,700	5,050
Royal Bank of Scotland PLC
3.560% due 02/17/2017	AUD	2,100	1,690
3.790% due 10/27/2014		900	804
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,149
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		3,900	3,905

			149,408

MORTGAGE-BACKED SECURITIES 3.7%
Aggregator of Loans Backed by Assets PLC
0.369% due 12/15/2038	EUR	458	532
EuroMASTR PLC
0.710% due 06/15/2040	GBP	488	648
Eurosail PLC
0.365% due 03/13/2045	EUR	513	617
0.666% due 06/10/2044	GBP	11,193	16,235
Fosse Master Issuer PLC
2.604% due 10/18/2054		15,400	23,952
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	2,756	3,534
0.829% due 03/20/2044	GBP	3,078	4,603
0.829% due 06/20/2044		477	712
0.884% due 01/20/2044		4,322	6,454
0.889% due 09/20/2044		2,017	3,020
Mall Funding PLC
1.184% due 04/22/2017		3,624	5,244
Mansard Mortgages PLC
1.160% due 12/15/2049		6,393	9,016
Newgate Funding PLC
0.459% due 12/01/2050	EUR	3,500	3,403
0.676% due 12/01/2050	GBP	1,200	1,652
0.810% due 12/15/2050	EUR	12,800	15,205
1.460% due 12/15/2050		2,400	2,573
1.509% due 12/15/2050	GBP	1,000	1,296
1.710% due 12/15/2050	EUR	4,000	3,944
1.759% due 12/15/2050	GBP	3,100	3,748
Opera Finance PLC
0.706% due 02/02/2017		15,765	23,575
Paragon Mortgages PLC
0.866% due 05/15/2041		603	833
Preferred Residential Securities
1.260% due 12/15/2042		795	992
ResLoc U.K. PLC
0.730% due 12/15/2043		2,817	3,406
RMAC Securities PLC
0.354% due 06/12/2044	EUR	4,053	4,808
0.424% due 06/12/2044		$430	389
0.676% due 06/12/2044	GBP	3,565	4,842
Southern Pacific Financing PLC
1.106% due 12/10/2042		456	616
Tenterden Funding PLC
2.009% due 03/21/2044		9,333	14,404
Windermere CMBS PLC
0.761% due 04/24/2017		2,462	3,618

			163,871

SOVEREIGN ISSUES 9.0%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		37,562	59,358
0.375% due 03/22/2062 (c)		5,501	9,781
1.750% due 09/07/2022		23,600	33,877
1.875% due 11/22/2022 (c)(h)		52,282	97,387
4.250% due 12/07/2027		11,700	20,463
4.250% due 06/07/2032		9,400	16,343
4.250% due 03/07/2036		100	173
4.250% due 09/07/2039		8,400	14,503
4.250% due 12/07/2040		5,900	10,167
4.500% due 12/07/2042		7,600	13,671

4.750% due 12/07/2030	39,400	72,810
4.750% due 12/07/2038	17,900	33,381
6.000% due 12/07/2028	6,300	13,150

		395,064

Total United Kingdom (Cost $712,478)		718,959

UNITED STATES 19.3%
ASSET-BACKED SECURITIES 1.3%
ACE Securities Corp. Home Equity Loan Trust
0.663% due 10/25/2035	$2,000	1,480
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.063% due 07/25/2034	928	844
Amortizing Residential Collateral Trust
0.773% due 07/25/2032	8	7
0.893% due 10/25/2031	3	3
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.013% due 02/25/2034	554	471
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034	3,337	3,132
Bear Stearns Asset-Backed Securities Trust
0.443% due 08/25/2020 ^	647	488
0.593% due 09/25/2046	1,848	1,455
Carrington Mortgage Loan Trust
0.513% due 10/25/2035	38	37
CIT Group Home Equity Loan Trust
0.733% due 06/25/2033	36	33
Citibank Omni Master Trust
2.943% due 08/15/2018	2,100	2,157
Citigroup Mortgage Loan Trust, Inc.
0.253% due 05/25/2037	1	1
0.253% due 07/25/2045	2,214	1,640
0.263% due 05/25/2037	342	277
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	194	200
6.681% due 12/01/2033	98	101
Countrywide Asset-Backed Certificates
0.373% due 08/25/2036	1,359	1,310
0.373% due 09/25/2036	189	188
0.533% due 12/25/2036 ^	162	91
0.673% due 12/25/2031	11	8
0.843% due 06/25/2035	500	490
5.103% due 05/25/2035	2,000	1,889
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC
0.313% due 07/25/2037	280	142
First Franklin Mortgage Loan Trust
0.553% due 10/25/2035	4,000	3,369
Home Equity Asset Trust
0.793% due 11/25/2032	1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.643% due 08/25/2035	1,000	968
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	460	94
Lehman XS Trust
0.343% due 04/25/2037 ^	2,194	1,365
0.423% due 06/25/2046 ^	71	3
0.433% due 11/25/2046	243	32
0.513% due 11/25/2046 ^	886	202
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	360	341
1.018% due 06/25/2035	2,258	2,184
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037	220	58
0.313% due 02/25/2037	59	26
0.693% due 06/25/2036	1,000	884
Morgan Stanley ABS Capital, Inc.
0.243% due 07/25/2036	131	53
1.138% due 06/25/2034	1,716	1,608
Morgan Stanley Home Equity Loan Trust
0.543% due 04/25/2037	2,000	1,125
Morgan Stanley Mortgage Loan Trust
0.263% due 01/25/2047	12	11
0.553% due 04/25/2037	680	348
5.919% due 09/25/2046 ^	2,338	1,484
New Century Home Equity Loan Trust
1.078% due 05/25/2034	3,548	3,208
NovaStar Mortgage Funding Trust
0.903% due 12/25/2033	290	273
People’s Choice Home Loan Securities Trust
1.543% due 01/25/2035	2,000	1,251
Popular ABS Mortgage Pass-Through Trust
0.283% due 06/25/2047 ^	1,038	936

0.503% due 06/25/2047 ^		1,769	808
RAAC Series
1.393% due 09/25/2047		5,936	5,754
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033		514	515
Residential Asset Mortgage Products Trust
0.703% due 06/25/2035		2,000	1,800
Residential Asset Securities Corp. Trust
0.693% due 07/25/2032 ^		32	26
Securitized Asset-Backed Receivables LLC
0.233% due 01/25/2037		13	13
0.243% due 12/25/2036		50	24
0.253% due 12/25/2036 ^		39	12
0.323% due 05/25/2037 ^		734	387
SLM Student Loan Trust
0.479% due 09/15/2021	EUR	2,229	2,897
1.776% due 04/25/2023		$1,810	1,863
Soundview Home Loan Trust
0.253% due 11/25/2036		42	16
0.323% due 12/25/2036		2,023	1,906
0.443% due 08/25/2037		3,000	1,857
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		1,393	1,332
0.673% due 05/25/2035		3,522	2,965
Structured Asset Securities Corp.
0.773% due 01/25/2033		7	6
1.694% due 04/25/2035		480	448
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034		2	2
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		67	26

			58,927

BANK LOAN OBLIGATIONS 1.2%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		1,995	1,999
Dell, Inc.
5.000% due 11/06/2013		28,500	28,423
H.J. Heinz Co.
3.500% due 06/05/2020		14,000	14,017
Springleaf Financial Funding Co.
5.500% due 05/10/2017		7,055	7,073

			51,512

CORPORATE BONDS & NOTES 3.7%
Ally Financial, Inc.
3.672% due 06/20/2014		4,600	4,664
8.300% due 02/12/2015		3,000	3,240
American International Group, Inc.
6.797% due 11/15/2017	EUR	2,422	3,763
8.000% due 05/22/2068		11,700	17,784
AutoZone, Inc.
6.500% due 01/15/2014		$100	103
7.125% due 08/01/2018		400	477
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	327
Avnet, Inc.
6.625% due 09/15/2016		500	560
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,152
Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	3,038
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,136
6.000% due 06/15/2017		1,000	1,135
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	3,031
CIT Group, Inc.
5.250% due 04/01/2014		2,600	2,645
Citigroup, Inc.
5.500% due 10/15/2014		422	444
Computer Sciences Corp.
6.500% due 03/15/2018		3,800	4,247
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,218
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		5,000	4,794
HCP, Inc.
5.650% due 12/15/2013		3,000	3,067
International Lease Finance Corp.
6.500% due 09/01/2014		7,000	7,315
6.625% due 11/15/2013		500	508
6.750% due 09/01/2016		300	326

Jones Group, Inc.
5.125% due 11/15/2014		8,025	8,346
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		14,600	3,632
Loews Corp.
5.250% due 03/15/2016		800	878
Lynx Corp.
6.000% due 04/15/2021	GBP	5,600	8,488
Masco Corp.
6.125% due 10/03/2016		$8,200	8,897
Maytag Corp.
5.000% due 05/15/2015		2,200	2,334
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	3,225	4,195
0.500% due 08/25/2014		900	1,167
4.875% due 05/30/2014		3,700	4,993
PPG Industries, Inc.
6.650% due 03/15/2018		$4,000	4,742
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,915
Ryder System, Inc.
5.850% due 03/01/2014		500	517
Simon Property Group LP
6.125% due 05/30/2018		1,900	2,234
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,166
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,107
WM Covered Bond Program
4.000% due 11/26/2016	EUR	17,900	25,476
4.375% due 09/16/2014		13,400	18,042

			164,103

MORTGAGE-BACKED SECURITIES 7.9%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		$407	365
3.230% due 07/25/2035		729	659
American Home Mortgage Assets Trust
0.383% due 09/25/2046		1,909	1,301
0.423% due 09/25/2046 ^		155	16
American Home Mortgage Investment Trust
1.914% due 09/25/2045		756	746
2.559% due 10/25/2034		712	700
Banc of America Funding Corp.
2.700% due 02/20/2036		3,923	3,880
3.181% due 11/20/2034		1,519	1,458
5.500% due 09/25/2035		5,376	5,510
5.630% due 01/20/2047 ^		428	327
5.750% due 11/25/2035		1,474	1,519
5.865% due 10/20/2046 ^		1,671	1,310
6.000% due 08/25/2036		622	603
Banc of America Large Loan Trust
2.493% due 11/15/2015		27,080	27,165
Banc of America Mortgage Trust
3.034% due 07/25/2035		240	233
3.110% due 09/25/2035		695	622
5.500% due 11/25/2035		709	704
BCAP LLC Trust
0.933% due 01/26/2047		1,509	1,302
2.773% due 02/26/2036		596	588
5.250% due 02/26/2036		2,794	2,559
5.250% due 04/26/2037		3,003	2,852
5.250% due 08/26/2037		3,220	3,264
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		4,599	4,546
2.469% due 02/25/2036 ^		806	529
2.514% due 05/25/2033		156	155
2.600% due 03/25/2035		5,177	5,125
2.674% due 10/25/2035		130	130
2.677% due 02/25/2033		14	14
2.778% due 10/25/2033		301	300
2.793% due 03/25/2035		1,033	1,026
2.907% due 05/25/2034		239	228
2.918% due 05/25/2034		753	710
2.982% due 02/25/2034		53	52
3.182% due 11/25/2034		1,637	1,522
5.145% due 08/25/2035		1,418	1,445
Bear Stearns Alt-A Trust
2.645% due 08/25/2036 ^		130	85
2.845% due 11/25/2035 ^		119	88
2.845% due 11/25/2036		4,349	2,966
2.864% due 09/25/2035		2,970	2,446
2.911% due 11/25/2036		2,366	1,562
3.645% due 08/25/2036 ^		2,547	1,732
4.689% due 11/25/2036 ^		995	797

Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036	268	204
Bella Vista Mortgage Trust
0.442% due 05/20/2045	64	50
Chase Mortgage Finance Trust
2.914% due 02/25/2037	1,387	1,397
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	1,670	1,669
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,330	1,308
2.290% due 09/25/2035	1,430	1,396
2.570% due 10/25/2035	2,448	2,361
2.703% due 08/25/2035	813	811
2.833% due 07/25/2046 ^	2,753	2,124
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,138	1,171
Commercial Mortgage Pass-Through Certificates
0.661% due 12/10/2046 (a)	91,372	225
0.677% due 03/10/2046 (a)	12,000	573
1.955% due 01/10/2046 (a)	19,891	2,048
Countrywide Alternative Loan Trust
0.333% due 04/25/2047	4,986	4,113
0.353% due 02/25/2047	813	636
0.363% due 05/25/2047	784	638
0.373% due 05/25/2047	541	412
0.387% due 12/20/2046	2,603	1,733
0.393% due 05/25/2036	97	70
0.393% due 06/25/2037	2,342	1,844
0.402% due 03/20/2046	122	86
0.403% due 05/25/2035	2,240	1,791
0.403% due 07/25/2046	2,037	1,655
0.443% due 09/25/2046	1,671	385
0.453% due 07/25/2046 ^	1,092	258
0.472% due 09/20/2046	1,453	259
0.473% due 12/25/2035	63	51
0.543% due 05/25/2037 ^	1,174	662
0.593% due 06/25/2036 ^	718	443
0.613% due 12/25/2035	450	207
1.568% due 08/25/2035	813	675
1.673% due 11/25/2035	1,012	745
2.213% due 11/25/2035	720	545
5.250% due 06/25/2035	480	429
6.000% due 10/25/2032	4	4
6.000% due 01/25/2037 ^	2,431	1,927
6.250% due 08/25/2037 ^	983	783
6.500% due 08/25/2032	764	766
Countrywide Home Loan Mortgage Pass-Through Trust
0.393% due 04/25/2046	2,277	1,697
0.413% due 05/25/2035	1,120	772
0.483% due 04/25/2035	187	147
0.513% due 03/25/2035	2,536	1,814
0.523% due 02/25/2035	365	333
0.533% due 02/25/2035	159	152
0.533% due 03/25/2036	662	297
2.783% due 02/20/2036	1,278	1,100
2.805% due 04/20/2036 ^	616	473
2.814% due 08/25/2034	125	115
2.915% due 11/25/2034	110	101
2.963% due 08/25/2034	228	198
3.080% due 09/25/2047 ^	1,720	1,394
4.180% due 11/19/2033	26	26
4.835% due 11/20/2034	2,042	1,879
5.052% due 01/20/2035	329	322
Credit Suisse First Boston Mortgage Securities Corp.
1.343% due 03/25/2034 ^	218	191
2.407% due 07/25/2033	59	59
2.500% due 08/25/2033	415	410
6.000% due 12/25/2035	500	495
Credit Suisse Mortgage Capital Certificates
5.921% due 12/18/2049	6,014	6,789
6.500% due 07/26/2036	1,051	523
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	15,100	289
1.561% due 11/10/2046 (a)	37,953	1,607
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	1,264	1,073
Deutsche ALT-B Securities, Inc.
0.293% due 10/25/2036 ^	155	78
6.300% due 07/25/2036 ^	1,031	666
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035	2,300	2,353
Extended Stay America Trust
1.213% due 12/05/2031 (a)	34,000	982
First Horizon Alternative Mortgage Securities
2.314% due 08/25/2035	1,791	1,558

First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035	432	415
5.000% due 10/25/2020	147	151
GMAC Mortgage Corp. Loan Trust
3.442% due 06/25/2034	93	87
Greenpoint Mortgage Funding Trust
0.373% due 01/25/2037	1,577	1,049
0.393% due 12/25/2046 ^	1,260	534
0.403% due 04/25/2036	908	601
0.413% due 06/25/2045	474	421
0.463% due 11/25/2045	94	77
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033	180	177
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,288
GS Mortgage Securities Trust
1.928% due 02/10/2046 (a)	19,899	2,246
2.563% due 11/10/2045 (a)	25,810	3,651
GSR Mortgage Loan Trust
0.453% due 08/25/2046	851	211
1.940% due 03/25/2033	250	244
2.655% due 09/25/2035	4,800	4,438
2.664% due 09/25/2035	684	675
2.816% due 05/25/2035	549	493
Harborview Mortgage Loan Trust
0.382% due 07/21/2036	1,553	1,187
0.382% due 09/19/2037	1,674	1,258
0.432% due 03/19/2036	253	172
0.472% due 02/19/2036	803	576
0.502% due 11/19/2035	1,397	1,124
0.542% due 01/19/2035	96	68
0.932% due 02/19/2034	5	5
2.599% due 05/19/2033	483	479
2.765% due 07/19/2035	191	163
2.853% due 07/19/2035	67	62
HomeBanc Mortgage Trust
0.373% due 12/25/2036	81	67
0.463% due 10/25/2035	2,566	2,150
Impac CMB Trust
0.853% due 03/25/2035	90	82
0.973% due 10/25/2034	903	864
IndyMac Mortgage Loan Trust
0.373% due 07/25/2047	4,358	2,874
0.403% due 05/25/2046	1,430	1,193
0.433% due 06/25/2037	1,128	949
0.443% due 02/25/2037	1,600	781
0.483% due 11/25/2036	952	373
2.566% due 12/25/2034	295	282
4.700% due 09/25/2035 ^	326	25
4.784% due 08/25/2035	535	441
4.896% due 11/25/2035	1,738	1,651
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	282	276
JPMorgan Chase Commercial Mortgage Securities Corp.
5.472% due 01/12/2043	2,000	2,165
JPMorgan Chase Commercial Mortgage Securities Trust
1.483% due 12/15/2047 (a)	84,848	7,031
JPMorgan Mortgage Trust
2.115% due 11/25/2033	264	262
2.240% due 07/27/2037	2,088	1,796
2.551% due 08/25/2035	1,400	1,347
2.843% due 02/25/2036	1,630	1,406
2.858% due 07/25/2035	657	644
3.159% due 10/25/2035	571	547
Luminent Mortgage Trust
0.363% due 12/25/2036	6,394	4,745
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046	461	335
0.533% due 05/25/2047 ^	1,380	442
2.625% due 11/21/2034	2,356	2,414
MASTR Alternative Loan Trust
0.593% due 03/25/2036	586	125
Mellon Residential Funding Corp.
0.633% due 12/15/2030	7	7
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	10,000	8,686
0.443% due 11/25/2035	1,149	1,065
0.443% due 08/25/2036	337	307
1.193% due 10/25/2035	2,655	2,626
1.664% due 10/25/2035	1,923	1,866
2.333% due 02/25/2033	198	186
2.481% due 06/25/2035	1,007	990
2.958% due 06/25/2037	703	651
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^	72	58

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	700	772
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.618% due 05/15/2046 (a)	67,942	5,819
Nomura Asset Acceptance Corp.
2.623% due 10/25/2035	741	644
2.979% due 08/25/2035	1,374	1,281
5.260% due 02/25/2036 ^	340	276
5.820% due 03/25/2047	851	855
6.138% due 03/25/2047	727	731
RBSSP Resecuritization Trust
2.727% due 10/26/2036	2,304	2,354
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	1,991	1,062
0.373% due 06/25/2046	4,763	2,144
0.403% due 04/25/2046	117	59
0.493% due 01/25/2035	1,392	1,345
0.498% due 09/25/2046	1,713	319
3.348% due 08/25/2035 ^	146	84
3.777% due 09/25/2035	750	560
6.000% due 06/25/2037 ^	1,041	830
Residential Asset Securitization Trust
0.643% due 12/25/2036 ^	528	191
6.250% due 10/25/2036 ^	467	344
6.500% due 08/25/2036 ^	1,032	746
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^	507	404
5.349% due 06/25/2035	908	894
Sequoia Mortgage Trust
0.542% due 07/20/2033	498	488
2.652% due 04/20/2035	430	425
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 05/25/2037	135	96
1.563% due 01/25/2035	55	42
1.914% due 10/25/2037 ^	574	331
2.537% due 04/25/2035	2,285	2,111
2.578% due 02/25/2034	370	368
2.593% due 04/25/2034	921	914
Structured Asset Mortgage Investments Trust
0.383% due 07/25/2046	1,520	1,147
0.403% due 04/25/2036	566	406
0.413% due 05/25/2036	4,197	2,872
0.413% due 09/25/2047	200	131
0.423% due 05/25/2045	678	555
0.442% due 07/19/2035	2,385	2,140
0.443% due 09/25/2047 ^	259	12
0.503% due 12/25/2035	46	35
0.772% due 07/19/2034	22	22
1.668% due 08/25/2047	2,667	2,122
Structured Asset Securities Corp.
1.952% due 05/25/2032	45	43
2.718% due 10/28/2035	821	773
5.500% due 05/25/2035	502	522
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	50
Thornburg Mortgage Securities Trust
1.443% due 06/25/2047	1,493	1,332
5.750% due 06/25/2037	18,919	18,120
5.750% due 06/25/2047	3,674	3,397
UBS-Barclays Commercial Mortgage Trust
1.890% due 12/10/2045 (a)	62,753	7,511
UBS-Citigroup Commercial Mortgage Trust
2.698% due 01/10/2045 (a)	22,633	2,863
Wachovia Bank Commercial Mortgage Trust
0.333% due 06/15/2020	2,000	1,941
5.932% due 06/15/2049	289	288
WaMu Mortgage Pass-Through Certificates
0.413% due 07/25/2046 ^	111	7
0.423% due 04/25/2045	1,473	1,334
0.473% due 11/25/2045	541	466
0.483% due 07/25/2045	1,072	996
0.483% due 10/25/2045	277	252
0.503% due 01/25/2045	281	257
0.513% due 01/25/2045	204	182
0.558% due 11/25/2034	1,614	1,502
0.678% due 11/25/2034	1,094	984
0.929% due 04/25/2047	1,011	878
0.979% due 12/25/2046	669	591
1.108% due 05/25/2046	1,903	1,738
1.148% due 06/25/2046	2,648	2,431
1.174% due 02/25/2046	358	324
1.370% due 05/25/2041	259	246
1.568% due 06/25/2042	154	141
1.568% due 08/25/2042	126	116
2.144% due 04/25/2037	2,167	1,691
2.386% due 12/25/2036 ^	77	64

2.428% due 08/25/2034	984	968
2.443% due 02/25/2037 ^	1,231	950
2.449% due 06/25/2033	155	152
2.470% due 05/25/2046	54	46
2.470% due 10/25/2046	4,404	3,937
2.470% due 11/25/2046	297	263
2.470% due 12/25/2046	992	924
2.497% due 03/25/2035	976	963
2.558% due 03/25/2034	861	850
2.862% due 12/25/2035	1,878	1,719
4.556% due 03/25/2036	2,269	2,108
5.011% due 02/25/2037	893	818
5.906% due 08/25/2046	4,472	4,081
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.443% due 07/25/2046	277	49
1.109% due 07/25/2046 ^	826	430
1.139% due 05/25/2046	2,748	1,774
6.000% due 10/25/2035 ^	1,158	932
Washington Mutual MSC Mortgage Pass-Through Certificates
2.190% due 02/25/2033	3	3
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	411	368
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 03/25/2036	220	213
2.649% due 10/25/2035	2,967	2,896
2.701% due 04/25/2036	744	739
5.592% due 04/25/2036	450	158
6.000% due 10/25/2036	764	750
WFRBS Commercial Mortgage Trust
0.410% due 03/15/2048 (a)	26,228	764
1.662% due 03/15/2045 (a)	70,507	6,233
1.673% due 03/15/2048 (a)	79,804	7,644

		348,752

MUNICIPAL BONDS & NOTES 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	950
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,054
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	615	591
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	597
7.618% due 08/01/2040	4,400	5,408
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	566

		9,166

	SHARES
PREFERRED SECURITIES 0.1%
Citigroup Capital
7.875% due 10/30/2040	75,000	2,089
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	15,700	374

		2,463

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
0.253% due 07/25/2037	$1,180	1,118
0.313% due 03/25/2034	21	21
0.343% due 08/25/2034	17	17
0.393% due 10/27/2037	7,400	7,403
0.593% due 06/25/2029	9	9
0.623% due 11/25/2040	8,685	8,739
0.643% due 11/25/2040	10,047	10,135
0.693% due 11/25/2040 - 12/25/2040	11,368	11,460
1.374% due 06/01/2043 - 10/01/2044	315	321
2.212% due 03/01/2033	147	153
2.248% due 06/01/2035	105	112
2.361% due 05/01/2026	14	15
2.375% due 09/01/2019	7	7
2.387% due 12/01/2034	60	63
2.492% due 11/01/2034	1,723	1,857
2.529% due 01/25/2022 (a)	21,939	3,039
2.580% due 11/01/2015	1,913	1,929

3.490% due 12/01/2020		5,079	5,315
4.452% due 12/01/2036		175	185
4.829% due 09/01/2035		150	162
5.700% due 08/01/2018		3,620	3,892
6.000% due 04/25/2043 - 07/25/2044		1,082	1,249
6.500% due 06/25/2044		29	34
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037		833	835
Federal Housing Administration
6.896% due 07/01/2020		536	521
7.430% due 11/01/2022		33	32
Freddie Mac
0.453% due 08/25/2031		37	36
0.643% due 12/15/2031		71	71
0.673% due 10/15/2040		5,793	5,842
0.693% due 11/15/2040		2,438	2,457
0.793% due 12/15/2037		3,207	3,245
1.026% due 09/25/2022 (a)		23,946	1,527
1.178% due 11/25/2022 (a)		29,091	2,211
1.374% due 10/25/2044		999	1,008
1.471% due 08/25/2019 (a)		39,099	2,658
1.567% due 11/25/2019 (a)		35,200	2,618
2.338% due 06/01/2024		29	31
2.896% due 09/01/2035		72	77
3.000% due 03/01/2036		260	268
4.689% due 11/01/2035		262	278
4.896% due 10/01/2035		95	103
5.032% due 10/01/2035		190	203
5.100% due 08/01/2035		197	210
Ginnie Mae
1.625% due 10/20/2029		23	23
6.000% due 08/20/2034		5,879	6,680
NCUA Guaranteed Notes
0.563% due 11/06/2017		44,804	44,796
0.573% due 03/06/2020		1,948	1,945

			134,910

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (g)		3,640	3,558
0.125% due 01/15/2023 (g)(h)(k)		56,517	54,760
1.375% due 01/15/2020 (h)(k)		3,118	3,398
1.750% due 01/15/2028 (g)(h)		4,329	4,849
2.375% due 01/15/2027 (g)(h)(k)		4,958	5,965
2.500% due 01/15/2029 (h)(k)		1,950	2,403
U.S. Treasury Notes
1.750% due 05/15/2023		5,700	5,335

			80,268

Total United States (Cost $853,951)			850,101

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$3,200	2,707

Total Virgin Islands (British) (Cost $3,179)			2,707

SHORT-TERM INSTRUMENTS 9.3%
CERTIFICATES OF DEPOSIT 0.3%
Dexia Credit Local S.A.
1.700% due 09/06/2013		$14,600	14,628

COMMERCIAL PAPER 0.9%
Santander S.A.
3.100% due 10/01/2013		9,600	9,579
Vodafone Group PLC
0.720% due 01/28/2014		30,000	29,910

			39,489

REPURCHASE AGREEMENTS (f) 0.1%			2,561

SHORT-TERM NOTES 0.2%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	8,000	10,446

MEXICO TREASURY BILLS 4.0%
4.093% due 09/05/2013 - 10/17/2013 (b)	MXN	2,303,000	175,949

U.S. TREASURY BILLS 0.8%
0.033% due 07/05/2013 - 09/19/2013 (b)(g)(k)		$36,889	36,887

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 3.0%
PIMCO Short-Term Floating NAV Portfolio		13,085,502	130,934

Total Short-Term Instruments (Cost $419,160)			410,894

PURCHASED OPTIONS (i) 0.2%
(Cost $4,954)			7,534

Total Investments 101.1% (Cost $4,562,289)			$4,459,296
Written Options (j) (0.3%) (Premiums $10,205)			(14,889)
Other Assets and Liabilities (Net) (0.8%)			(34,014)

Net Assets 100.0%			$4,410,393

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$2,561	Fannie Mae 2.200% due 10/17/2022	$(2,613)	$2,561	$2,561

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BRC	(2.000%)	06/28/2013	12/31/2013	$1,239	$(1,239)
JPS	0.120%	06/12/2013	07/10/2013	28,601	(28,602)

					$(29,841)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.120%	06/19/2013	09/05/2013	EUR	26,727	$(35,021)
	0.123%	06/19/2013	09/05/2013		19,267	(24,478)
	0.124%	06/19/2013	09/05/2013		26,119	(33,087)
	0.160%	06/19/2013	09/05/2013		29,681	(38,843)
	0.540%	06/19/2013	07/11/2013	GBP	49,193	(74,912)

						$(206,341)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $149,550 at a weighted average interest rate of 0.191%.
(3)	Payable for sale-buyback transactions includes $782 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2043	$32,000	$33,271	$(33,335)

(g)	Securities with an aggregate market value of $235,165 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	808	$(247)
3-Month Euribor December Futures	Long	12/2015	1,895	(1,006)
3-Month Euribor March Futures	Long	03/2015	644	(327)
3-Month Euribor September Futures	Long	09/2015	3,677	(2,220)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	741	2,628
Canada Government 10-Year Bond September Futures	Short	09/2013	461	2,189
Euro-BTP Italy Government Bond September Futures	Short	09/2013	18	73
Euro-Bund 10-Year Bond September Futures	Long	09/2013	3,397	(8,938)
Japan Government 10-Year Bond September Futures	Long	09/2013	422	393
U.S. Treasury 10-Year Note September Futures	Long	09/2013	54	(147)
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	319	2,300
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	1,470	(121)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	1,168	(1,085)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	2,613	(635)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	909	158
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	802	(70)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	1,884	(1,473)

				$(8,528)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	20,600	$1,067	$723
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2023		16,100	353	253
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		$191,500	(106)	1,176
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		250,800	15,555	11,211
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	132,900	116	36
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	545,400	542	(403)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	10,440,000	(325)	(3,522)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		14,110,000	(5,598)	(5,013)

						$11,604	$4,461

(h)	Securities with an aggregate market value of $28,527 and cash of $13,790 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	4,517		$4,194	HUS	$63	$0	$63
07/2013	BRL	6,268		2,829	BRC	20	0	20
07/2013		26,244		12,735	FBF	973	0	973
07/2013		11,782		5,546	HUS	266	0	266
07/2013		11,944		5,391	MSC	38	0	38
07/2013		34,251		16,272	UAG	922	0	922
07/2013	CAD	10,444		9,944	WST	14	0	14
07/2013	EUR	19,632		25,681	BOA	126	0	126
07/2013		10,645		13,928	BPS	72	0	72
07/2013		19,475		25,494	BRC	144	0	144
07/2013		183,340		242,731	CBK	4,087	0	4,087
07/2013		21,656		28,332	JPM	143	0	143
07/2013		712,232		945,426	MSC	18,350	0	18,350
07/2013		723,351		950,755	RYL	9,206	0	9,206
07/2013	GBP	40,006		62,365	BRC	1,518	0	1,518
07/2013		318,906		481,943	UAG	0	(3,097)	(3,097)
07/2013	IDR	115,470,298		11,157	CBK	0	(366)	(366)
07/2013	JPY	19,087,100		200,105	BRC	7,672	(23)	7,649
07/2013		12,730,840		133,958	CBK	5,624	(32)	5,592
07/2013		3,018,524		30,875	DUB	440	0	440
07/2013		1,938,200		19,599	JPM	56	0	56
07/2013		1,289,673		13,100	WST	97	0	97
07/2013	MXN	543,315		42,126	GLM	281	0	281
07/2013		1,073,068		83,253	MSC	505	0	505
07/2013	NZD	1,769		1,375	BPS	4	0	4
07/2013		$18,232	AUD	19,322	CBK	0	(571)	(571)
07/2013		3,075	BRL	6,268	BRC	0	(266)	(266)
07/2013		12,366		26,244	FBF	0	(604)	(604)
07/2013		5,318		11,782	HUS	0	(38)	(38)
07/2013		5,572		11,944	MSC	0	(219)	(219)
07/2013		16,147		34,251	UAG	0	(797)	(797)
07/2013		136,451	EUR	101,793	BOA	0	(3,952)	(3,952)
07/2013		148,452		111,817	BPS	0	(2,906)	(2,906)
07/2013		48,117		36,348	BRC	0	(805)	(805)
07/2013		15,787		12,047	CBK	0	(106)	(106)
07/2013		13,383		10,122	JPM	0	(208)	(208)
07/2013		903,434		699,382	MSC	6,942	(26)	6,916
07/2013		1,724		1,302	RYL	0	(30)	(30)
07/2013		926,501		697,888	UAG	0	(18,095)	(18,095)
07/2013		53,482	GBP	34,116	BPS	0	(1,594)	(1,594)
07/2013		156,433		101,499	BRC	0	(2,059)	(2,059)
07/2013		21,935		14,096	CBK	0	(495)	(495)
07/2013		79,207		50,954	DUB	0	(1,709)	(1,709)
07/2013		1,450		923	FBF	0	(46)	(46)
07/2013		54,525		34,916	HUS	0	(1,419)	(1,419)
07/2013		73,174		47,553	JPM	0	(848)	(848)
07/2013		83,281		53,277	MSC	0	(2,249)	(2,249)
07/2013		33,674		21,578	RYL	0	(855)	(855)
07/2013		11,711	IDR	115,470,298	JPM	0	(189)	(189)
07/2013		667	INR	36,265	DUB	0	(59)	(59)
07/2013		792		42,926	HUS	0	(73)	(73)
07/2013		1,181,122	JPY	116,738,208	BPS	0	(4,045)	(4,045)
07/2013		33,841		3,265,400	BRC	0	(916)	(916)
07/2013		23,026		2,265,600	CBK	0	(182)	(182)
07/2013		468,884		45,309,009	JPM	0	(12,031)	(12,031)
07/2013		83,006	MXN	1,080,839	HUS	342	0	342
07/2013		41,603		549,409	JPM	711	0	711
07/2013		567		7,407	RBC	3	0	3
07/2013		167	NZD	206	CBK	0	(8)	(8)
07/2013		6,324	ZAR	59,795	BRC	0	(300)	(300)
07/2013		813		7,636	CBK	0	(44)	(44)
07/2013		3,378		34,521	DUB	100	0	100
07/2013		4,969		46,745	MSC	0	(256)	(256)
07/2013		5,159		51,648	UAG	51	0	51
07/2013	ZAR	171,369		$18,792	BOA	1,526	0	1,526
07/2013		4,238		417	BRC	0	(10)	(10)
07/2013		8,410		920	FBF	73	0	73
07/2013		24,888		2,644	JPM	134	0	134
08/2013	AUD	127,068		119,316	BRC	3,361	0	3,361
08/2013	BRL	294,099		138,007	BOA	7,125	0	7,125
08/2013		48,451		22,504	BRC	942	0	942
08/2013		7,859		3,647	CBK	150	0	150
08/2013		66,603		31,147	DUB	1,507	0	1,507
08/2013		3,543		1,649	FBF	72	0	72
08/2013		96,545		44,608	HUS	1,643	0	1,643
08/2013		115,313		53,461	MSC	2,143	0	2,143
08/2013		105,139		48,724	UAG	1,934	0	1,934
08/2013	CNY	583,376		92,953	BRC	0	(1,243)	(1,243)
08/2013	EUR	10,645		13,920	CBK	62	0	62
08/2013		11,700		15,327	DUB	96	0	96
08/2013		16,641		21,648	MSC	0	(16)	(16)
08/2013	GBP	70,180		107,942	BRC	1,225	0	1,225
08/2013		4,303		6,636	HUS	92	0	92
08/2013	MXN	529,656		41,169	MSC	426	0	426
08/2013	NZD	233,531		183,859	WST	3,273	0	3,273
08/2013		$6,962	AUD	7,319	JPM	0	(283)	(283)
08/2013		12,204	BRL	25,860	BOA	0	(695)	(695)
08/2013		10,538		21,630	FBF	0	(912)	(912)
08/2013		10,294		22,156	HUS	0	(434)	(434)
08/2013		13,732		29,757	MSC	0	(489)	(489)
08/2013		151,916		309,478	UAG	0	(14,190)	(14,190)
08/2013		8,142	CNY	51,000	DUB	93	0	93
08/2013		5,723		36,000	RYL	89	0	89
08/2013		6,214		39,000	UAG	84	0	84
08/2013		584	DKK	3,370	BPS	5	0	5
08/2013		31,720		179,084	BRC	0	(453)	(453)
08/2013		3		20	FBF	0	0	0
08/2013		2,732	EUR	2,101	BRC	3	0	3
08/2013		57,103		43,775	FBF	0	(117)	(117)
08/2013		1,456		1,120	JPM	2	0	2
08/2013		871,694		663,556	RYL	0	(7,871)	(7,871)
08/2013		2,852	GBP	1,871	FBF	0	(7)	(7)
08/2013		3,815		2,486	MSC	0	(35)	(35)
08/2013		40,632	MXN	537,640	JPM	725	0	725
08/2013		3,371	NZD	4,374	BRC	12	0	12
08/2013		3,948		5,048	MSC	0	(44)	(44)
08/2013		30,554	SEK	198,712	HUS	0	(952)	(952)
09/2013	CAD	893		$848	HUS	1	0	1
09/2013	EUR	15,821		20,570	CBK	0	(30)	(30)
09/2013	GBP	3,147		4,770	CBK	0	(13)	(13)
09/2013	MXN	16,354		1,261	BOA	8	0	8
09/2013		443,784		35,046	BPS	995	(1)	994
09/2013		34,979		2,709	BRC	28	0	28
09/2013		314,252		24,234	CBK	148	0	148
09/2013		180,940		14,022	FBF	154	0	154
09/2013		249,307		19,298	HUS	333	(143)	190
09/2013		39,605		3,029	JPM	15	(21)	(6)
09/2013		283,583		21,918	MSC	206	(22)	184
09/2013		$1,744	CAD	1,830	BRC	0	(7)	(7)
09/2013		36,244		36,981	CBK	0	(1,151)	(1,151)
09/2013		1,114		1,173	HUS	0	(1)	(1)
09/2013		3,790	CLP	1,887,577	UAG	0	(116)	(116)
09/2013		1,823	EUR	1,360	FBF	0	(52)	(52)
09/2013		20,804	MXN	273,053	BRC	148	0	148
09/2013		86,027		1,075,900	MSC	0	(3,565)	(3,565)
10/2013	MXN	230,874		$18,723	HUS	1,072	0	1,072
10/2013		1,629,451		129,971	MSC	5,246	0	5,246
10/2013	RUB	72,898		2,186	BRC	1	0	1
10/2013		84,995		2,540	HUS	0	(7)	(7)
10/2013		22,594		690	JPM	13	0	13
10/2013		$10,955	IDR	115,470,298	CBK	165	0	165
10/2013		391	RUB	12,724	BOA	0	(9)	(9)
10/2013		5,084		161,836	BRC	0	(233)	(233)
04/2014		3,903	CNY	23,750	BRC	0	(116)	(116)
04/2014		9,834		59,911	CBK	0	(282)	(282)
04/2014		4,068		24,774	GST	0	(118)	(118)
04/2014		2,602		15,833	HUS	0	(77)	(77)
04/2014		7,000		42,636	JPM	0	(202)	(202)
04/2014		14,932		91,290	RYL	0	(377)	(377)
04/2014		5,203		31,660	UAG	0	(155)	(155)
09/2015		4,590		28,183	BOA	0	(169)	(169)
09/2015		5,883		36,000	BRC	0	(236)	(236)
09/2015		13,377		81,153	CBK	0	(647)	(647)
09/2015		1,852		11,190	JPM	0	(96)	(96)
09/2015		4,440		27,317	MSC	0	(155)	(155)

						$94,100	$(97,270)	$(3,170)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$38,000	$3,065	$4,843
Put - OTC 30-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	1,600	126	204
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	19,500	1,614	2,485

							$4,805	$7,532

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY 130.000	07/25/2013	$500,000	$50	$1
Call - OTC USD versus JPY	MSX	132.000	07/26/2013	994,000	99	1

					$149	$2

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	33,100	$60	$(39)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		33,100	68	(92)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		86,300	166	(101)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		86,300	166	(240)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		100,200	208	(5)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		48,100	82	(2)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		59,500	118	(3)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		26,400	46	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$40,000	105	(642)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		161,000	3,059	(6,327)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	120	(263)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		81,900	1,544	(3,218)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		27,500	91	(441)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	3,530,000	191	(194)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		2,080,000	118	(70)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		1,490,000	105	(113)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$28,600	86	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		25,900	120	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		28,800	136	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,600	25	(100)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		45,400	184	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		47,500	824	(824)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		134,300	633	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		70,500	1,220	(1,220)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		46,600	187	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		46,600	312	(709)

								$9,974	$(14,604)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$5,863	$49	$(98)
Call - OTC USD versus MXN	MSX		12.660	07/18/2013	4,000	33	(115)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013	1,760	18	(52)

						$100	$(265)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$69	$(9)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,300	62	(11)

						$131	$(20)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.055%	$100	$(1)	$(2)	$1
AutoZone, Inc.	GST	(1.090%	)	09/20/2018	0.644%	400	(9)	0	(9)
Avnet, Inc.	BRC	(1.000%	)	09/20/2016	0.791%	500	(3)	16	(19)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	1.314%	5,700	83	868	(785)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.317%	1,000	(23)	(19)	(4)
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.394%	1,000	(25)	(20)	(5)
Centex Corp.	BRC	(5.000%	)	06/20/2014	0.145%	1,000	(49)	(52)	3
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	1.712%	2,800	119	0	119
CommonWealth REIT	MYC	(1.960%	)	12/20/2015	1.152%	8,250	(168)	0	(168)
Computer Sciences Corp.	BRC	(0.760%	)	03/20/2018	1.421%	750	22	0	22
Computer Sciences Corp.	GST	(1.180%	)	03/20/2018	1.421%	3,050	32	0	32
Credit Agricole S.A.	BRC	(1.000%	)	03/20/2014	0.365%	600	(3)	32	(35)
HCP, Inc.	MYC	(2.030%	)	12/20/2013	0.217%	3,000	(28)	0	(28)
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	0.853%	7,800	(492)	(501)	9
Lennar Corp.	BPS	(5.000%	)	06/20/2015	0.994%	1,000	(81)	(31)	(50)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.256%	800	(2)	0	(2)
Masco Corp.	CBK	(1.910%	)	12/20/2016	1.381%	9,000	(167)	0	(167)
Pearson Dollar Finance PLC	MYC	(0.540%	)	06/20/2014	0.195%	6,800	(24)	0	(24)
PPG Industries, Inc.	FBF	(0.830%	)	03/20/2018	0.486%	4,000	(65)	0	(65)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.136%	500	(3)	5	(8)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	1.632%	5,100	53	328	(275)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	0.785%	1,900	(15)	0	(15)
Spectra Energy Corp.	BOA	(1.000%	)	06/20/2018	1.144%	1,000	7	(20)	27
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.242%	1,000	(4)	0	(4)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.879%	1,000	(11)	0	(11)
Whirlpool Corp.	JPM	(0.460%	)	06/20/2015	0.334%	2,200	(6)	0	(6)

							$(863)	$604	$(1,467)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	CBK	1.000%	12/20/2016	0.359%		$1,000	$23	$2	$21
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%		25,200	552	383	169
Australia Government Bond	RYL	1.000%	09/20/2016	0.329%		300	6	4	2
Goldman Sachs Group, Inc.	FBF	1.000%	12/20/2014	0.829%		1,000	3	(19)	22
H.J. Heinz Co.	BRC	1.000%	03/20/2018	1.491%		1,000	(22)	(52)	30
H.J. Heinz Co.	CBK	1.000%	03/20/2018	1.491%		9,700	(213)	(453)	240
H.J. Heinz Co.	MYC	1.000%	03/20/2018	1.491%		2,200	(48)	(110)	62
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%		37,100	491	645	(154)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%		48,100	636	886	(250)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%		12,500	166	245	(79)
Newmont Mining Corp.	JPM	1.000%	09/20/2017	2.262%		5,000	(251)	(148)	(103)
SoftBank Corp.	BRC	1.000%	12/20/2017	1.842%	JPY	30,000	(11)	(31)	20
SoftBank Corp.	CBK	1.000%	12/20/2017	1.842%		50,000	(19)	(61)	42
SoftBank Corp.	GST	1.000%	12/20/2017	1.842%		120,000	(44)	(122)	78
SoftBank Corp.	JPM	1.000%	12/20/2017	1.842%		110,000	(40)	(117)	77
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	1.687%		20,000	0	(11)	11
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	1.687%		100,000	(5)	(99)	94
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%		10,000	(1)	(4)	3
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	1.687%		70,000	(3)	(48)	45

							$1,220	$890	$330

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	8,650,000	$(452)	$358	$(810)
iTraxx Japan 19 5-Year Index	BRC	1.000%	06/20/2018		690,000	(36)	27	(63)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		1,420,000	(74)	50	(124)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		3,010,000	(157)	102	(259)

						$(719)	$537	$(1,256)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.623% based on the notional amount of currency received	07/22/2014	DUB	$176,991	JPY 14,000,000	$36,395	$(235)	$36,630

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	28,100	$(518)	$(183)	$(335)
Pay	1-Year BRL-CDI	9.530%	01/02/2017	BOA		24,300	(326)	0	(326)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	20,800	66	(21)	87
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		234	1	0	1
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		11,800	(54)	(10)	(44)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	HUS		52,900	(240)	(37)	(203)

							$(1,071)	$(251)	$(820)

(k)	Securities with an aggregate market value of $47,574 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$31,966	$0	$31,966
Mortgage-Backed Securities	0	14,099	0	14,099
Sovereign Issues	0	31,503	0	31,503
Belgium
Sovereign Issues	0	8,685	0	8,685
Brazil
Sovereign Issues	0	164,409	0	164,409
Canada
Corporate Bonds & Notes	0	15,540	0	15,540
Sovereign Issues	0	84,692	0	84,692
Cayman Islands
Asset-Backed Securities	0	17,349	2,533	19,882
Denmark
Corporate Bonds & Notes	0	238	0	238
Sovereign Issues	0	13,488	0	13,488
France
Asset-Backed Securities	0	452	0	452
Corporate Bonds & Notes	0	153,373	0	153,373
Sovereign Issues	0	36,742	0	36,742
Germany
Corporate Bonds & Notes	0	259,293	0	259,293
Sovereign Issues	0	117,629	0	117,629
Ireland
Asset-Backed Securities	0	12,284	0	12,284
Corporate Bonds & Notes	0	40,760	0	40,760
Mortgage-Backed Securities	0	6,827	0	6,827
Italy
Asset-Backed Securities	0	12,589	0	12,589
Corporate Bonds & Notes	0	4,818	0	4,818
Mortgage-Backed Securities	0	20,912	0	20,912
Sovereign Issues	0	145,567	0	145,567
Japan
Corporate Bonds & Notes	0	9,085	0	9,085
Sovereign Issues	0	474,365	0	474,365
Luxembourg
Asset-Backed Securities	0	3,139	0	3,139
Corporate Bonds & Notes	0	14,097	0	14,097
Mexico
Sovereign Issues	0	63,097	0	63,097
Netherlands
Asset-Backed Securities	0	31,256	0	31,256
Corporate Bonds & Notes	0	71,127	0	71,127
New Zealand
Sovereign Issues	0	169,676	0	169,676
Norway
Corporate Bonds & Notes	0	57,223	0	57,223
Sovereign Issues	0	1,683	0	1,683
South Africa
Sovereign Issues	0	686	0	686
Spain
Corporate Bonds & Notes	0	29,804	0	29,804
Sovereign Issues	0	201,250	0	201,250
Supranational
Corporate Bonds & Notes	0	144,947	0	144,947
Sweden
Corporate Bonds & Notes	0	1,093	0	1,093
Thailand
Corporate Bonds & Notes	0	825	0	825
United Kingdom
Bank Loan Obligations	0	10,616	0	10,616
Corporate Bonds & Notes	0	149,408	0	149,408
Mortgage-Backed Securities	0	163,871	0	163,871
Sovereign Issues	0	395,064	0	395,064
United States
Asset-Backed Securities	0	58,927	0	58,927
Bank Loan Obligations	0	51,512	0	51,512
Corporate Bonds & Notes	0	164,103	0	164,103
Mortgage-Backed Securities	0	342,802	5,950	348,752
Municipal Bonds & Notes	0	9,166	0	9,166
Preferred Securities	2,463	0	0	2,463
U.S. Government Agencies	0	83,742	51,168	134,910
U.S. Treasury Obligations	0	80,268	0	80,268
Virgin Islands (British)
Corporate Bonds & Notes	0	2,707	0	2,707
Short-Term Instruments
Certificates of Deposit	0	14,628	0	14,628
Commercial Paper	0	39,489	0	39,489
Repurchase Agreements	0	2,561	0	2,561
Short-Term Notes	0	10,446	0	10,446
Mexico Treasury Bills	0	175,949	0	175,949
U.S. Treasury Bills	0	36,887	0	36,887
Central Funds Used for Cash Management Purposes	130,934	0	0	130,934
Purchased Options
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	7,532	0	7,532
	$133,397	$4,266,248	$59,651	$4,459,296

Short Sales, at value
U.S. Government Agencies	$0	$(33,335)	$0	$(33,335)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,129	0	1,129
Foreign Exchange Contracts	0	130,730	0	130,730
Interest Rate Contracts	7,741	13,487	0	21,228
	$7,741	$145,346	$0	$153,087

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,522)	0	(3,522)
Foreign Exchange Contracts	0	(97,535)	0	(97,535)
Interest Rate Contracts	(16,269)	(24,450)	(20)	(40,739)

	$(16,269)	$(125,507)	$(20)	$(141,796)

Totals	$124,869	$4,252,752	$59,631	$4,437,252

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Asset-Backed Securities	$3,965	$0	$(1,433)	$0	$1	$0	$0	$0	$2,533	$1
United States
Mortgage-Backed Securities	4,310	0	(228)	2	26	44	1,796	0	5,950	52
U.S. Government Agencies	51,076	3,234	(2,810)	0	0	(332)	0	0	51,168	(322)

	$59,351	$3,234	$(4,471)	$2	$27	$(288)	$1,796	$0	$59,651	$(269)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(22)	$0	$0	$0	$0	$2	$0	$0	$(20)	$2

Totals	$59,329	$3,234	$(4,471)	$2	$27	$(286)	$1,796	$0	$59,631	$(267)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Asset-Backed Securities	$2,533	Benchmark Pricing	Base Price	100.00
United States
Mortgage-Backed Securities	5,950	Third Party Vendor	Broker Quote	86.00 - 95.00
U.S. Government Agencies	553	Benchmark Pricing	Base Price	97.25 - 97.88
	3,039	Other Valuation Techniques (4)	—	—
	47,576	Third Party Vendor	Broker Quote	99.88 - 100.25

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(20)	Indicative Market Quotation	Broker Quote	0.16 - 0.18

Total	$59,631

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.9%
CORPORATE BONDS & NOTES 1.3%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$44,400	$44,569
2.400% due 11/23/2016		300	311
Commonwealth Bank of Australia
3.492% due 08/13/2014		4,300	4,448
General Electric Capital Australia Funding Pty. Ltd.
4.500% due 01/30/2018	AUD	1,300	1,177
Westpac Banking Corp.
1.250% due 12/15/2017		$22,100	21,532
2.700% due 12/09/2014		5,000	5,154

			77,191

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Ltd.
0.414% due 02/21/2038		1,235	1,226
3.213% due 08/22/2037	AUD	1,489	1,351
3.330% due 07/12/2036		616	555
Swan Trust
0.435% due 05/12/2037		$104	103
Torrens Trust
3.230% due 10/19/2038	AUD	2,891	2,600

			5,835

SOVEREIGN ISSUES 0.5%
New South Wales Treasury Corp.
6.000% due 03/01/2022		15,600	15,978
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		11,600	13,131

			29,109

Total Australia (Cost $114,936)			112,135

BELGIUM 0.1%
SOVEREIGN ISSUES 0.1%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,170

Total Belgium (Cost $5,073)			5,170

BRAZIL 3.5%
SOVEREIGN ISSUES 3.5%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	514,670	160,623
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		97,230	41,293

Total Brazil (Cost $219,664)			201,916

CANADA 1.2%
CORPORATE BONDS & NOTES 0.2%
Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,909
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		5,000	5,208

			11,117

SOVEREIGN ISSUES 1.0%
Canada Government Bond
4.000% due 06/01/2041	CAD	2,500	2,878
Province of British Columbia
4.300% due 06/18/2042 (g)		3,000	3,079
Province of Ontario
2.100% due 09/08/2018 (g)		7,200	6,745
2.450% due 06/29/2022		$6,200	5,848
3.150% due 06/02/2022 (g)	CAD	3,400	3,221
Province of Quebec
3.000% due 09/01/2023 (g)		19,200	17,608

3.500% due 12/01/2022 (g)		6,500	6,277
4.250% due 12/01/2021 (g)		8,800	9,053
6.000% due 10/01/2029 (g)		3,200	3,838

			58,547

Total Canada (Cost $73,896)			69,664

CAYMAN ISLANDS 0.4%
ASSET-BACKED SECURITIES 0.4%
ALM Loan Funding
1.074% due 11/20/2020		$1,039	1,038
BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		1,494	1,470
Duane Street CLO Ltd.
0.525% due 11/08/2017		502	501
Galaxy CLO Ltd.
0.516% due 04/25/2019		1,059	1,049
Hillmark Funding
0.524% due 05/21/2021		9,800	9,610
Kingsland Ltd.
0.522% due 06/13/2019		2,891	2,895
Lafayette CLO Ltd.
1.674% due 09/06/2022		1,012	1,011
Landmark CDO Ltd.
0.575% due 06/01/2017		110	110
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019		1,663	1,654
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019		1,963	1,957
Pacifica CDO Corp.
0.536% due 01/26/2020		1,236	1,233

Total Cayman Islands (Cost $21,885)			22,528

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	548	109
Realkredit Danmark A/S
1.358% due 01/01/2038		3,801	684

Total Denmark (Cost $715)			793

FRANCE 7.7%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.097% due 03/25/2022	EUR	172	226

CORPORATE BONDS & NOTES 2.4%
Banque PSA Finance S.A.
4.000% due 06/24/2015		600	789
4.875% due 09/25/2015		2,000	2,672
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	6,977
Caisse Francaise de Financement Local
1.550% due 10/31/2013	JPY	57,000	576
5.750% due 08/24/2015	AUD	1,600	1,497
Cie de Financement Foncier S.A.
1.026% due 04/17/2014		$1,800	1,807
2.500% due 09/16/2015		16,100	16,632
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		16,000	16,061
Dexia Credit Local S.A.
0.756% due 04/29/2014		12,100	12,123
2.750% due 01/10/2014		55,600	56,198
2.750% due 04/29/2014		21,745	22,127
GCE Covered Bonds S.A.
2.000% due 09/30/2013	EUR	100	131

			137,590

SOVEREIGN ISSUES 5.3%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		$2,300	2,312
3.500% due 07/01/2014		19,700	20,297

France Government Bond
1.000% due 05/25/2018	EUR	222,000	286,203

			308,812

Total France (Cost $450,022)			446,628

GERMANY 5.6%
CORPORATE BONDS & NOTES 3.4%
FMS Wertmanagement AoeR
0.208% due 01/20/2014	EUR	18,100	23,581
0.327% due 02/18/2015		42,400	55,289
3.375% due 06/17/2021 (g)		20,900	30,530
5.000% due 03/20/2017	AUD	4,000	3,793
KFW
2.000% due 09/07/2016	EUR	4,300	5,842
2.750% due 09/07/2015	GBP	20,000	31,752
5.500% due 02/09/2022	AUD	20,500	19,784
6.000% due 08/20/2020		20,000	19,928
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		10,400	9,962

			200,461

SOVEREIGN ISSUES 2.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	6,087	7,879
2.500% due 07/04/2044 (g)		19,200	25,159
3.250% due 07/04/2021		1,500	2,238
4.000% due 01/04/2037		7,700	12,799
4.750% due 07/04/2034 (g)		18,700	33,726
5.500% due 01/04/2031 (g)		18,600	35,249
5.625% due 01/04/2028		2,300	4,295
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	42,500	7,076

			128,421

Total Germany (Cost $345,191)			328,882

GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
HSH N Finance Guernsey Ltd.
0.662% due 12/21/2015	EUR	20,900	27,340

Total Guernsey, Channel Islands (Cost $28,006)			27,340

IRELAND 1.4%
ASSET-BACKED SECURITIES 0.1%
Magi Funding PLC
0.578% due 04/11/2021	EUR	2,136	2,725
Mercator CLO PLC
0.437% due 02/18/2024		367	467
NAC EuroLoan Advantage Ltd.
1.593% due 04/20/2019	GBP	668	1,016

			4,208

CORPORATE BONDS & NOTES 1.2%
Depfa ACS Bank
3.875% due 07/15/2013	EUR	20,800	27,097
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		29,600	41,133

			68,230

MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
0.376% due 10/27/2019		22	28
Emerald Mortgages PLC
0.240% due 07/15/2048		583	585
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021		979	1,273

Opera Finance PLC
0.428% due 10/20/2014		1,514	1,956

			3,842

Total Ireland (Cost $75,999)			76,280

ITALY 4.2%
ASSET-BACKED SECURITIES 0.3%
Berica ABS SRL
0.522% due 12/30/2055	EUR	13,600	16,931

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.674% due 02/24/2014		$6,300	6,324

MORTGAGE-BACKED SECURITIES 0.4%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	18,127	21,649

SOVEREIGN ISSUES 3.4%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		141,500	184,616
4.500% due 08/01/2018		7,400	10,115
Italy Government International Bond
6.000% due 08/04/2028	GBP	3,500	5,350

			200,081

Total Italy (Cost $250,142)			244,985

JAPAN 13.0%
CORPORATE BONDS & NOTES 0.1%
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	40,000	404
1.470% due 10/28/2013		20,000	202
4.500% due 03/24/2014	EUR	5,500	7,234
4.750% due 02/28/2014	JPY	60,000	618

			8,458

SOVEREIGN ISSUES 12.9%
Japan Government International Bond
0.900% due 03/20/2022		6,030,000	61,431
0.900% due 06/20/2022		6,530,000	66,497
1.200% due 06/20/2021		770,000	8,063
1.500% due 03/20/2033		5,750,000	56,250
1.600% due 03/20/2033		42,960,000	427,441
1.800% due 03/20/2043		9,510,000	95,560
2.000% due 03/20/2042		1,820,000	19,090
2.200% due 03/20/2041		1,820,000	19,912

			754,244

Total Japan (Cost $837,547)			762,702

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
E-Carat S.A.
0.852% due 11/18/2020	EUR	1,027	1,337
Harvest CLO S.A.
0.825% due 03/29/2017		853	1,110
Penta CLO S.A.
0.518% due 06/04/2024		3,002	3,719

			6,166

CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014		3,100	4,161
7.625% due 09/15/2014		4,900	6,715

Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$4,900	4,965

			15,841

Total Luxembourg (Cost $22,020)			22,007

MEXICO 0.7%
SOVEREIGN ISSUES 0.7%
Mexico Government International Bond
8.000% due 12/19/2013	MXN	410,000	32,271
10.000% due 12/05/2024		97,400	10,154

Total Mexico (Cost $44,588)			42,425

NETHERLANDS 1.9%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	2,044	2,591
Eurocredit CDO BV
0.686% due 02/22/2020		2,382	3,071
0.808% due 10/20/2016		521	672
Grosvenor Place CLO BV
0.458% due 07/20/2021		2,432	3,121
0.764% due 07/20/2021	GBP	4,075	6,111
Jubilee CDO BV
0.719% due 10/15/2019	EUR	1,914	2,465
Leopard CLO BV
0.572% due 04/21/2020		1,357	1,744
0.710% due 04/07/2019		230	300

			20,075

CORPORATE BONDS & NOTES 1.6%
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$7,200	7,218
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		11,500	11,268
2.250% due 01/12/2017	EUR	400	546
6.750% due 03/02/2018	AUD	4,600	4,636
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	26,500	35,446
ING Bank NV
2.500% due 01/14/2016		$14,000	14,465
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	5,300	7,087
NIBC Bank NV
3.500% due 04/07/2014		3,700	4,937
Royal Bank of Scotland NV
0.950% due 06/08/2015		800	1,003
3.570% due 05/17/2018	AUD	7,000	5,717
Ziggo Finance BV
6.125% due 11/15/2017	EUR	150	203

			92,526

MORTGAGE-BACKED SECURITIES 0.0%
Atomium Mortgage Finance BV
0.334% due 07/01/2034		77	97
Dutch Mortgage Portfolio Loans BV
0.452% due 11/20/2035		555	722
1.157% due 07/25/2047		41	54
EMF-NL
1.210% due 07/17/2041		1,200	1,179
SAECURE BV
1.166% due 09/25/2092		21	28
Storm BV
1.258% due 04/22/2054		165	217

			2,297

Total Netherlands (Cost $115,099)			114,898

NEW ZEALAND 3.1%
SOVEREIGN ISSUES 3.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	84,500	70,072
5.500% due 04/15/2023		46,900	40,322
6.000% due 12/15/2017		4,800	4,119
6.000% due 05/15/2021		68,100	60,113
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		7,000	5,408

Total New Zealand (Cost $178,728)			180,034

NORWAY 1.0%
CORPORATE BONDS & NOTES 1.0%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	11,500	15,477
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,808
2.000% due 09/15/2015		$6,700	6,466
2.375% due 05/25/2016		13,400	12,897
3.000% due 11/17/2014		17,800	17,844
5.500% due 05/25/2016		2,000	2,094
5.500% due 06/26/2017		1,000	1,040

Total Norway (Cost $57,707)			59,626

SPAIN 5.3%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	2,900	3,852
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		5,000	6,734

			10,586

SOVEREIGN ISSUES 5.1%
Autonomous Community of Madrid
4.305% due 03/06/2014		25,000	33,070
5.750% due 02/01/2018 (g)		5,100	7,007
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		3,300	4,337
Instituto de Credito Oficial
1.966% due 03/25/2014		36,500	47,586
4.375% due 03/31/2014		3,600	4,779
4.530% due 03/17/2016	CAD	11,785	11,127
5.000% due 11/14/2016		$900	948
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	2,800	3,880
6.505% due 03/01/2019		17,800	24,800
Spain Government International Bond
4.100% due 07/30/2018		17,200	22,945
4.500% due 01/31/2018		89,600	121,077
5.250% due 04/06/2029	GBP	1,700	2,361
Xunta de Galicia
6.131% due 04/03/2018	EUR	7,200	9,988
6.964% due 12/28/2017		3,000	4,292

			298,197

Total Spain (Cost $312,104)			308,783

SUPRANATIONAL 3.1%
CORPORATE BONDS & NOTES 3.1%
African Development Bank
5.250% due 03/23/2022	AUD	200	191
Asian Development Bank
5.000% due 03/09/2022		500	471
Council of Europe Development Bank
5.625% due 12/14/2015		2,500	2,397
6.000% due 10/08/2020		8,300	8,032
EUROFIMA
5.625% due 10/24/2016		1,100	1,061
6.250% due 12/28/2018		48,935	48,297
European Investment Bank
6.000% due 08/06/2020		5,700	5,555
6.125% due 01/23/2017		9,100	8,950
6.250% due 04/15/2015		49,500	47,673
6.250% due 06/08/2021		9,600	9,489
European Union
3.125% due 01/27/2015	EUR	3,100	4,215
3.250% due 04/04/2018		13,200	18,955
3.500% due 06/04/2021		13,900	20,410
Inter-American Development Bank
6.000% due 02/26/2021	AUD	1,000	1,005
International Finance Corp.
5.000% due 08/03/2016		2,400	2,300
5.750% due 07/28/2020		200	198
Nordic Investment Bank
5.000% due 04/19/2022		500	469

Total Supranational (Cost $195,183)			179,668

UNITED KINGDOM 13.9%
BANK LOAN OBLIGATIONS 0.2%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$12,200	12,105

CORPORATE BONDS & NOTES 2.6%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		300	302
3.125% due 06/30/2015	EUR	21,800	29,142
Barclays Bank PLC
2.250% due 05/10/2017		$15,000	15,408
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	10,700	15,208
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,175
HBOS PLC
6.750% due 05/21/2018		14,891	15,836
LBG Capital PLC
8.000% due 06/15/2020 (d)		500	511
8.500% due 12/17/2021 (d)		17,900	18,319
9.334% due 02/07/2020	GBP	5,000	8,228
11.040% due 03/19/2020		4,077	6,943
11.250% due 09/14/2023		1,600	2,713
15.000% due 12/21/2019		200	424
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$11,300	15,192
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (d)	CAD	700	620
Royal Bank of Scotland PLC
3.790% due 10/27/2014	AUD	200	179
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,567
Virgin Media Secured Finance PLC
5.250% due 01/15/2021		4,100	4,105
WPP Ltd.
6.000% due 04/04/2017	GBP	4,075	7,014
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	6,456

			150,342

MORTGAGE-BACKED SECURITIES 3.7%
EuroMASTR PLC
0.710% due 06/15/2040	GBP	244	324
Eurosail PLC
0.360% due 12/10/2044	EUR	7,265	8,711
0.365% due 03/13/2045		513	617
0.449% due 12/15/2044		7,714	7,840
0.626% due 03/13/2045	GBP	97	145
0.666% due 06/10/2044		15,540	22,541
0.666% due 03/13/2045		85	120
Fosse Master Issuer PLC
2.604% due 10/18/2054		15,700	24,418
Gemgarto
3.456% due 05/14/2045		267	421
Granite Mortgages PLC
0.829% due 03/20/2044		1,619	2,420
0.829% due 06/20/2044		1,981	2,959
0.889% due 09/20/2044		120	180
Great Hall Mortgages PLC
0.339% due 03/18/2039	EUR	2,691	3,186
0.360% due 06/18/2038		45	53
0.403% due 06/18/2039		$1,912	1,700
0.649% due 06/18/2039	GBP	62	86
Landmark Mortgage Securities PLC
0.729% due 06/17/2038		83	119
Leek Finance Ltd.
0.532% due 09/21/2038		$7,813	7,858
0.552% due 12/21/2037		3,670	3,758
Ludgate Funding PLC
0.379% due 01/01/2061	EUR	300	341
Mansard Mortgages PLC
1.160% due 12/15/2049	GBP	17,119	24,143
Newgate Funding PLC
0.459% due 12/01/2050	EUR	5,700	5,541
0.676% due 12/01/2050	GBP	100	138
0.710% due 12/15/2050		5,000	5,418
0.810% due 12/15/2050	EUR	11,950	14,195
1.460% due 12/15/2050		2,500	2,681
1.509% due 12/15/2050	GBP	4,500	5,830
1.710% due 12/15/2050	EUR	4,100	4,043
1.759% due 12/15/2050	GBP	3,100	3,748

Opera Finance PLC
0.706% due 02/02/2017		16,573	24,784
Paragon Mortgages PLC
0.529% due 06/15/2041	EUR	300	339
0.563% due 05/15/2041		377	442
0.866% due 05/15/2041	GBP	38	52
Preferred Residential Securities
1.260% due 12/15/2042		36	45
ResLoc U.K. PLC
0.669% due 12/15/2043		1,091	1,449
0.730% due 12/15/2043		1,878	2,271
RMAC PLC
0.604% due 12/12/2036	EUR	200	242
RMAC Securities PLC
0.424% due 06/12/2044		$517	466
0.444% due 06/12/2044	EUR	193	201
0.656% due 06/12/2044	GBP	3,702	5,144
0.676% due 06/12/2044		9,476	12,870
Silk Road Finance PLC
1.859% due 06/21/2055		84	129
Tenterden Funding PLC
2.009% due 03/21/2044		8,287	12,790
Uropa Securities PLC
0.360% due 10/10/2040	EUR	159	200
Windermere CMBS PLC
0.761% due 04/24/2017	GBP	1,902	2,796

			217,754

SOVEREIGN ISSUES 7.4%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		29,741	46,999
0.125% due 03/22/2029 (c)		4,098	6,362
0.375% due 03/22/2062 (c)		7,722	13,732
1.875% due 11/22/2022 (c)(g)		69,413	129,297
3.250% due 01/22/2044		11,100	15,836
4.250% due 12/07/2027		3,400	5,947
4.250% due 06/07/2032		19,800	34,424
4.250% due 03/07/2036		1,400	2,425
4.250% due 09/07/2039		9,600	16,575
4.250% due 12/07/2040 (h)		30,400	52,386
4.500% due 12/07/2042		19,300	34,717
4.750% due 12/07/2030		22,000	40,655
4.750% due 12/07/2038 (g)		16,400	30,583
6.000% due 12/07/2028		700	1,461

			431,399

Total United Kingdom (Cost $811,963)			811,600

UNITED STATES 16.4%
ASSET-BACKED SECURITIES 1.2%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$356	307
Aegis Asset-Backed Securities Trust
0.563% due 10/25/2035		4,001	3,722
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.663% due 10/25/2035		2,300	2,070
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		44	40
Amresco Residential Securities Mortgage Loan Trust
1.133% due 06/25/2029		221	199
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.013% due 02/25/2034		776	659
Asset-Backed Securities Corp. Home Equity Loan Trust
1.543% due 04/15/2033		2,122	1,994
Bear Stearns Asset-Backed Securities Trust
0.263% due 12/25/2036		79	77
0.273% due 10/25/2036		6	6
0.853% due 10/25/2032		36	34
0.993% due 10/27/2032		48	44
1.193% due 10/25/2037		104	90
BNC Mortgage Loan Trust
0.293% due 05/25/2037		1,054	1,020
Carrington Mortgage Loan Trust
0.513% due 10/25/2035		44	44
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		772	572
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		164	170
6.681% due 12/01/2033		82	84
Countrywide Asset-Backed Certificates
0.353% due 10/25/2047		1,722	1,678

0.373% due 09/25/2036	296	295
0.493% due 08/25/2035	1,943	1,803
0.533% due 12/25/2036 ^	927	522
0.843% due 06/25/2035	500	490
4.740% due 10/25/2035	1,432	1,426
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032	63	57
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036	7	3
First Alliance Mortgage Loan Trust
0.422% due 12/20/2027	10	9
First Franklin Mortgage Loan Trust
0.553% due 10/25/2035	4,300	3,622
1.093% due 03/25/2034	2,931	2,617
GSAA Home Equity Trust
5.995% due 03/25/2046 ^	2,596	1,979
Home Equity Asset Trust
0.253% due 05/25/2037	11	10
0.793% due 11/25/2032	2	2
JPMorgan Mortgage Acquisition Trust
0.303% due 08/25/2036	137	73
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	12	12
1.018% due 06/25/2035	1,481	1,432
MASTR Asset-Backed Securities Trust
0.343% due 03/25/2036	1,868	1,078
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037	44	12
0.313% due 02/25/2037	74	33
MESA Trust
0.993% due 12/25/2031	228	207
Morgan Stanley Home Equity Loan Trust
0.543% due 04/25/2037	2,000	1,125
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,338	1,484
New Century Home Equity Loan Trust
1.078% due 05/25/2034	3,240	2,929
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.473% due 12/25/2035	3,497	2,949
Option One Mortgage Loan Trust
0.383% due 01/25/2036	1,030	951
Popular ABS Mortgage Pass-Through Trust
0.283% due 06/25/2047 ^	254	229
RAAC Series
1.393% due 09/25/2047	4,048	3,924
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033	93	93
Residential Asset Mortgage Products Trust
0.493% due 03/25/2036	2,007	1,407
0.753% due 06/25/2032	6	6
Residential Asset Securities Corp. Trust
0.353% due 07/25/2036	1,297	1,194
0.693% due 07/25/2032 ^	167	137
1.033% due 09/25/2034	1,917	1,514
Securitized Asset-Backed Receivables LLC
0.323% due 05/25/2037 ^	482	255
SLC Student Loan Trust
0.723% due 06/15/2017	26	26
SLM Student Loan Trust
0.276% due 07/25/2017	71	71
0.473% due 12/17/2018	6	6
0.776% due 10/25/2017	5,083	5,089
1.293% due 12/15/2021	130	131
1.776% due 04/25/2023	17,318	17,824
Soundview Home Loan Trust
0.253% due 11/25/2036	52	19
Specialty Underwriting & Residential Finance Trust
0.543% due 09/25/2036	1,858	1,811
Structured Asset Securities Corp.
0.773% due 01/25/2033	9	9

		71,675

BANK LOAN OBLIGATIONS 0.7%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020	1,995	1,999
Dell, Inc.
5.000% due 11/06/2013	32,900	32,812
HCA, Inc.
2.695% due 05/02/2016	1,775	1,771
Springleaf Financial Funding Co.
5.500% due 05/10/2017	7,001	7,019

		43,601

CORPORATE BONDS & NOTES 2.7%
Ally Financial, Inc.
3.672% due 06/20/2014		1,300	1,318
8.300% due 02/12/2015		6,200	6,696
Altria Group, Inc.
9.700% due 11/10/2018		2,703	3,596
American International Group, Inc.
6.797% due 11/15/2017	EUR	2,565	3,985
8.000% due 05/22/2068		4,600	6,992
AutoZone, Inc.
6.500% due 01/15/2014		$600	618
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	873
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,737
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,152
Black & Decker Corp.
5.750% due 11/15/2016		$3,000	3,422
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,839
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,030
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,634
CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,192
Computer Sciences Corp.
6.500% due 03/15/2018		4,000	4,470
Countrywide Capital
8.050% due 06/15/2027		500	613
General Electric Capital Corp.
3.800% due 06/18/2019		300	313
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		7,000	6,711
HCP, Inc.
5.650% due 12/15/2013		6,000	6,134
International Lease Finance Corp.
6.500% due 09/01/2014		8,800	9,196
6.625% due 11/15/2013		5,500	5,589
6.750% due 09/01/2016		7,100	7,704
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		7,000	1,741
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,588
Loews Corp.
5.250% due 03/15/2016		1,200	1,317
Lynx Corp.
6.000% due 04/15/2021	GBP	7,600	11,519
Merrill Lynch & Co., Inc.
0.500% due 08/25/2014	EUR	1,000	1,297
Morgan Stanley
4.100% due 01/26/2015		$700	730
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,830
Union Pacific Corp.
4.163% due 07/15/2022		875	932
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	142
4.375% due 09/16/2014		33,100	44,566

			159,476

MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		$501	449
American Home Mortgage Assets Trust
0.383% due 05/25/2046		558	387
0.423% due 09/25/2046 ^		143	15
Banc of America Funding Corp.
0.472% due 06/20/2047		2,000	1,204
2.700% due 02/20/2036		2,226	2,202
2.872% due 03/20/2036		533	469
3.181% due 11/20/2034		1,117	1,072
5.500% due 08/25/2035		1,094	1,086
5.500% due 01/25/2036		749	762
5.630% due 01/20/2047 ^		428	327
5.865% due 10/20/2046 ^		117	92
6.000% due 03/25/2037 ^		1,050	927
Banc of America Large Loan Trust
2.493% due 11/15/2015		38,698	38,820

Banc of America Mortgage Trust
2.798% due 06/25/2035	1,050	945
3.110% due 09/25/2035	147	135
5.309% due 04/25/2035	888	880
BCAP LLC Trust
0.933% due 01/26/2047	1,271	1,096
2.773% due 02/26/2036	596	588
5.250% due 02/26/2036	2,280	2,088
5.250% due 04/26/2037	2,845	2,702
5.250% due 08/26/2037	3,059	3,101
5.340% due 03/26/2037	6,108	5,633
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	3,537	3,496
2.600% due 03/25/2035	3,203	3,171
2.674% due 10/25/2035	518	520
2.778% due 10/25/2033	323	322
2.793% due 03/25/2035	601	597
2.907% due 05/25/2034	349	333
2.918% due 05/25/2034	492	464
2.982% due 02/25/2034	71	69
2.996% due 01/25/2035	1,105	1,038
3.458% due 11/25/2034	15	16
4.650% due 07/25/2034	676	680
5.145% due 08/25/2035	320	326
Bear Stearns Alt-A Trust
2.491% due 01/25/2036 ^	106	72
2.594% due 08/25/2036 ^	1,230	492
2.645% due 08/25/2036 ^	391	254
2.845% due 11/25/2035 ^	179	132
2.845% due 11/25/2036	4,474	3,052
2.864% due 09/25/2035	5,352	4,408
3.645% due 08/25/2036 ^	2,770	1,884
4.689% due 11/25/2036 ^	876	702
Chase Mortgage Finance Trust
2.914% due 02/25/2037	1,426	1,436
Chevy Chase Funding LLC
0.423% due 05/25/2036	2,672	2,183
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	1,569	1,568
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,214	1,193
2.290% due 09/25/2035	1,402	1,369
2.540% due 05/25/2035	291	283
3.027% due 09/25/2037 ^	2,209	1,763
5.496% due 03/25/2037 ^	1,802	1,104
Commercial Mortgage Pass-Through Certificates
0.677% due 03/10/2046 (a)	13,000	621
1.955% due 01/10/2046 (a)	9,945	1,024
2.523% due 07/10/2046 (a)	36,207	1,786
2.594% due 07/10/2046 (a)	25,075	1,792
Countrywide Alternative Loan Trust
0.333% due 04/25/2047	2,144	1,769
0.363% due 01/25/2037 ^	884	662
0.372% due 02/20/2047	676	450
0.383% due 09/25/2046	1,710	1,196
0.387% due 12/20/2046	7,156	4,763
0.393% due 05/25/2036	129	93
0.402% due 03/20/2046	162	115
0.402% due 07/20/2046 ^	1,320	741
0.403% due 07/25/2046	117	83
0.423% due 08/25/2046	156	16
0.473% due 02/25/2037	674	466
0.543% due 05/25/2037 ^	998	563
0.593% due 09/25/2035 ^	755	587
1.173% due 12/25/2035	155	111
1.568% due 08/25/2035	935	776
1.673% due 11/25/2035	688	507
2.213% due 11/25/2035	666	505
2.905% due 02/25/2037 ^	418	350
5.250% due 06/25/2035	414	370
6.000% due 10/25/2032	6	5
6.000% due 01/25/2037 ^	2,064	1,636
6.250% due 08/25/2037 ^	929	740
6.500% due 08/25/2032	162	163
Countrywide Home Loan Mortgage Pass-Through Trust
0.483% due 04/25/2035	37	31
0.513% due 03/25/2035	1,327	951
0.523% due 02/25/2035	26	24
0.733% due 03/25/2035	1,666	1,531
2.679% due 05/20/2036	1,091	879
2.716% due 03/25/2037 ^	593	402
2.809% due 02/20/2036 ^	1,953	1,560
2.814% due 08/25/2034	782	717
2.862% due 02/25/2047 ^	720	555
2.915% due 11/25/2034	1,882	1,740
2.963% due 08/25/2034	169	147

4.180% due 11/19/2033	33	32
Credit Suisse First Boston Mortgage Securities Corp.
1.343% due 03/25/2034 ^	435	382
2.407% due 07/25/2033	55	55
2.500% due 08/25/2033	216	213
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	16,942	325
1.561% due 11/10/2046 (a)	42,649	1,806
Deutsche ALT-A Securities, Inc.
0.333% due 07/25/2047	1,210	1,000
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035	2,200	2,250
Downey Savings & Loan Association Mortgage Loan Trust
0.512% due 07/19/2045 ^	248	37
Extended Stay America Trust
1.213% due 12/05/2031 (a)	37,000	1,069
First Horizon Mortgage Pass-Through Trust
2.602% due 10/25/2035	539	518
2.615% due 08/25/2035	534	512
First Republic Mortgage Loan Trust
0.543% due 11/15/2031	112	110
GMAC Mortgage Corp. Loan Trust
3.442% due 06/25/2034	78	73
Greenpoint Mortgage Funding Trust
0.373% due 01/25/2037	1,051	700
0.403% due 04/25/2036	908	601
0.463% due 11/25/2045	187	155
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033	72	71
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,100	1,220
GS Mortgage Securities Trust
1.928% due 02/10/2046 (a)	14,925	1,685
2.563% due 11/10/2045 (a)	25,910	3,665
GSR Mortgage Loan Trust
1.940% due 03/25/2033	272	265
2.655% due 09/25/2035	700	647
2.664% due 09/25/2035	1,338	1,321
2.816% due 05/25/2035	433	389
2.828% due 04/25/2035	115	113
3.024% due 01/25/2035	1,621	1,585
5.083% due 11/25/2035	1,814	1,771
Harborview Mortgage Loan Trust
0.372% due 07/19/2046	2,277	1,551
0.382% due 09/19/2037	1,757	1,321
0.432% due 03/19/2036	273	185
2.599% due 05/19/2033	526	522
2.765% due 07/19/2035	318	272
HomeBanc Mortgage Trust
2.508% due 04/25/2037 ^	1,580	810
5.464% due 04/25/2037 ^	783	612
Impac CMB Trust
0.913% due 10/25/2034	1,884	1,529
0.973% due 10/25/2034	979	937
1.193% due 07/25/2033	72	65
IndyMac Mortgage Loan Trust
0.383% due 04/25/2037	294	149
0.383% due 09/25/2046	5,515	4,402
0.433% due 06/25/2037	1,469	1,236
0.443% due 02/25/2037	1,100	537
0.493% due 11/25/2035 ^	412	235
0.493% due 06/25/2037 ^	622	294
2.566% due 12/25/2034	216	207
2.845% due 11/25/2035 ^	3,078	2,642
5.332% due 08/25/2036	1,312	1,269
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	215	210
5.550% due 10/25/2036	16	16
JPMorgan Chase Commercial Mortgage Securities Trust
1.483% due 12/15/2047 (a)	84,848	7,031
4.070% due 11/15/2043	300	318
JPMorgan Mortgage Trust
2.115% due 11/25/2033	282	279
2.818% due 02/25/2036 ^	1,606	1,390
2.905% due 07/25/2035	552	537
5.148% due 10/25/2035	68	67
5.207% due 09/25/2035	956	934
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046	3,267	2,376
0.493% due 05/25/2047 ^	1,564	657
MASTR Alternative Loan Trust
0.593% due 03/25/2036	525	112
6.000% due 03/25/2036	4,142	3,144
Mellon Residential Funding Corp.
0.673% due 06/15/2030	76	75
2.607% due 10/20/2029	41	41

Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	1,933	1,679
0.443% due 11/25/2035	4,024	3,748
0.443% due 08/25/2036	258	235
1.664% due 10/25/2035	3,949	3,833
2.333% due 02/25/2033	204	191
2.481% due 06/25/2035	1,007	990
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	700	795
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.618% due 05/15/2046 (a)	70,017	5,996
Nomura Asset Acceptance Corp.
0.953% due 08/25/2034	88	87
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	2,944	1,570
0.373% due 06/25/2046	4,855	2,185
0.393% due 12/25/2046 ^	1,216	468
0.403% due 04/25/2046	78	40
0.463% due 05/25/2046 ^	962	322
0.498% due 09/25/2046	1,557	290
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^	209	95
0.643% due 12/25/2036 ^	528	191
6.250% due 10/25/2036 ^	467	344
6.500% due 08/25/2036 ^	894	646
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^	507	404
6.500% due 03/25/2032	101	107
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049	4,600	5,111
Sequoia Mortgage Trust
2.652% due 04/20/2035	430	425
Structured Adjustable Rate Mortgage Loan Trust
2.578% due 02/25/2034	383	380
2.593% due 04/25/2034	553	548
2.609% due 08/25/2035	1,132	1,043
2.764% due 09/25/2034	160	160
2.918% due 02/25/2036 ^	3,837	3,075
4.416% due 09/25/2036 ^	1,395	829
5.081% due 05/25/2036	2,986	2,816
Structured Asset Mortgage Investments Trust
0.383% due 06/25/2036	162	127
0.403% due 05/25/2046	1,033	641
0.413% due 05/25/2036	1,708	1,169
0.413% due 09/25/2047	6,300	4,116
0.443% due 09/25/2047 ^	129	6
0.453% due 05/25/2046 ^	344	47
0.493% due 08/25/2036	1,800	518
0.503% due 12/25/2035	15	12
0.772% due 07/19/2034	28	28
1.668% due 08/25/2047	2,800	2,228
Structured Asset Securities Corp.
2.718% due 10/28/2035	511	480
5.500% due 09/25/2035	1,431	1,431
Thornburg Mortgage Securities Trust
1.443% due 06/25/2037	3,480	2,962
1.443% due 06/25/2047	1,588	1,417
2.496% due 10/25/2043	121	119
5.750% due 06/25/2037	16,188	15,522
5.750% due 06/25/2047	4,335	4,027
5.800% due 03/25/2037	1,813	1,659
6.098% due 09/25/2037	569	589
UBS-Barclays Commercial Mortgage Trust
1.890% due 12/10/2045 (a)	63,648	7,618
UBS-Citigroup Commercial Mortgage Trust
2.698% due 01/10/2045 (a)	23,617	2,987
Wachovia Bank Commercial Mortgage Trust
0.333% due 06/15/2020	2,300	2,232
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	326	295
0.473% due 11/25/2045	7,379	6,357
0.483% due 07/25/2045	2,898	2,693
0.503% due 01/25/2045	697	638
0.533% due 01/25/2045	5,550	4,941
0.558% due 11/25/2034	1,602	1,491
0.929% due 04/25/2047	5,783	5,020
0.979% due 12/25/2046	286	253
1.148% due 06/25/2046	1,618	1,486
1.174% due 02/25/2046	3,777	3,411
1.370% due 05/25/2041	5	5
2.220% due 02/27/2034	573	582
2.443% due 02/25/2037 ^	3,418	2,640
2.444% due 10/25/2035	2,000	1,851
2.449% due 06/25/2033	155	152
2.451% due 04/25/2035	1,000	916
2.470% due 10/25/2046	302	270

2.481% due 12/25/2035	974	878
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.443% due 07/25/2046	111	20
0.934% due 04/25/2047 ^	154	5
0.939% due 04/25/2047	867	182
1.009% due 05/25/2047 ^	517	49
1.109% due 07/25/2046 ^	872	454
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	411	368
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 07/25/2037	587	457
2.640% due 06/25/2035	720	719
2.644% due 10/25/2035	600	541
2.649% due 10/25/2035	652	615
2.666% due 06/25/2035	2,651	2,695
2.701% due 04/25/2036	191	189
4.693% due 12/25/2033	8	9
5.006% due 03/25/2036	128	126
5.592% due 04/25/2036	450	158
WFRBS Commercial Mortgage Trust
0.410% due 03/15/2048 (a)	40,000	1,165
1.662% due 03/15/2045 (a)	74,297	6,568
1.673% due 03/15/2048 (a)	116,165	11,126

		334,729

MUNICIPAL BONDS & NOTES 0.3%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	127
American Municipal Power Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	1,000	1,222
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	259
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	1,929
7.950% due 03/01/2036	900	1,069
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,170	1,124
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	9,557
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	652

		15,939

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.534% due 07/29/2013 (d)	640	4,528
SLM Corp. CPI Linked Security
3.474% due 03/15/2017	20,000	476

		5,004

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 4.2%
Fannie Mae
0.293% due 01/25/2021	$12	12
0.313% due 03/25/2034	131	130
0.393% due 10/27/2037	800	800
0.493% due 03/25/2036	69	69
0.623% due 11/25/2040	8,798	8,854
0.643% due 11/25/2040	10,178	10,267
0.693% due 10/25/2040 - 12/25/2040	13,014	13,120
1.374% due 06/01/2043	116	118
2.250% due 06/01/2035	847	904
2.289% due 08/01/2023	80	85
2.290% due 11/01/2022	13	13
2.325% due 01/01/2023	42	45
2.387% due 12/01/2034	420	445
2.410% due 04/01/2032	42	42
2.492% due 11/01/2034	2,872	3,094
2.500% due 02/01/2043 - 04/01/2043	6,950	6,467
2.529% due 01/25/2022 (a)	26,826	3,715
2.676% due 08/01/2036	287	306
2.677% due 12/01/2030	14	16
3.500% due 11/01/2021	2,338	2,471
4.000% due 06/01/2030 - 06/01/2042	44,802	46,750
4.295% due 06/01/2021	2,100	2,318

4.500% due 10/01/2033 - 11/01/2041		16,962	18,002
5.370% due 12/01/2015		2,450	2,637
6.000% due 04/25/2043 - 07/25/2044		1,856	2,141
Freddie Mac
0.673% due 10/15/2040		6,502	6,557
0.793% due 12/15/2037		3,381	3,420
1.026% due 09/25/2022 (a)		24,944	1,590
1.178% due 11/25/2022 (a)		34,589	2,629
1.374% due 10/25/2044 - 02/25/2045		3,998	4,038
1.471% due 08/25/2019 (a)		40,632	2,762
1.567% due 11/25/2019 (a)		36,561	2,719
1.736% due 10/25/2021 (a)		30,293	3,090
2.235% due 06/01/2022		92	92
2.896% due 09/01/2035		157	167
6.000% due 12/01/2033		1,114	1,219
6.500% due 11/15/2023		97	101
9.050% due 06/15/2019		1	2
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030		140	145
1.750% due 05/20/2022 - 05/20/2030		727	762
2.000% due 07/20/2022 - 05/20/2030		139	144
6.000% due 08/20/2034		12,518	14,221
6.375% due 04/20/2028		7	8
NCUA Guaranteed Notes
0.663% due 11/05/2020		54,572	54,896
0.753% due 12/08/2020		23,848	23,988
Small Business Administration
5.110% due 04/01/2025		114	126

			245,497

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		8,494	8,302
0.125% due 01/15/2023 (g)(h)(k)		53,294	51,636
1.375% due 01/15/2020 (g)(h)		3,118	3,398
1.750% due 01/15/2028 (h)(k)		4,995	5,595
2.375% due 01/15/2025		5,551	6,613
2.375% due 01/15/2027 (h)		4,843	5,826
2.500% due 01/15/2029 (h)(k)		5,740	7,074
U.S. Treasury Notes
1.750% due 05/15/2023		700	655

			89,099

Total United States (Cost $953,246)			965,020

SHORT-TERM INSTRUMENTS 17.4%
CERTIFICATES OF DEPOSIT 0.2%
Dexia Credit Local S.A.
1.700% due 09/06/2013		$14,300	14,328

COMMERCIAL PAPER 0.2%
Santander S.A.
3.100% due 10/01/2013		9,000	8,981

REPURCHASE AGREEMENTS (f) 0.6%			32,194

MEXICO TREASURY BILLS 8.7%
4.038% due 08/08/2013 - 11/14/2013 (b)	MXN	6,673,000	510,024

U.S. TREASURY BILLS 1.4%
0.042% due 08/01/2013 - 02/06/2014 (b)(g)(k)		$79,052	79,048

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 6.3%
PIMCO Short-Term Floating NAV Portfolio		36,767,619	367,897

Total Short-Term Instruments (Cost $1,032,429)			1,012,472

PURCHASED OPTIONS (i) 0.1%
(Cost $4,565)			7,150

Total Investments 102.8% (Cost $6,150,708)			$6,002,706
Written Options (j) (0.3%) (Premiums $11,507)			(18,711)
Other Assets and Liabilities (Net) (2.5%)			(147,027)

Net Assets 100.0%			$5,836,968

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$26,900	U.S. Treasury Bonds 2.750% due 08/15/2042	$(28,033)	$26,900	$26,900
SSB	0.010%	06/28/2013	07/01/2013	5,294	Fannie Mae 2.200% due 10/17/2022	(5,404)	5,294	5,294

						$(33,437)	$32,194	$32,194

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Reverse Repurchase Agreements
BOM	1.050%	06/13/2013	07/12/2013	CAD	53,776	$(51,154)
SBI	(0.300%)	06/04/2013	03/25/2015	EUR	5,361	(6,976)

						$(58,130)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.031%	06/14/2013	09/05/2013	EUR	20,196	$(25,660)
	0.050%	06/14/2013	09/05/2013		27,957	(36,632)
	0.052%	06/14/2013	09/05/2013		27,192	(34,448)
	0.144%	06/14/2013	09/05/2013		24,401	(31,011)
	0.500%	06/14/2013	07/11/2013	GBP	45,196	(68,834)
	0.509%	05/17/2013	08/22/2013		1,316	(1,977)

						$(198,562)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $73,486 at a weighted average interest rate of 0.229%.
(3)	Payable for sale-buyback transactions includes $790 of deferred price drop on sale-buyback transactions.

(g)	Securities with an aggregate market value of $255,503 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	2,083	$(821)
3-Month Euribor December Futures	Long	12/2015	2,107	(1,040)
3-Month Euribor March Futures	Long	03/2015	915	(438)
3-Month Euribor March Futures	Long	03/2016	159	(166)
3-Month Euribor September Futures	Long	09/2015	4,946	(3,012)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	469	1,658
Australia Government 3-Year Bond September Futures	Long	09/2013	715	(409)
Canada Government 10-Year Bond September Futures	Short	09/2013	250	1,170
Euro-Bobl September Futures	Short	09/2013	93	(14)
Euro-Bund 10-Year Bond September Futures	Long	09/2013	4,683	(12,995)
Japan Government 10-Year Bond September Futures	Long	09/2013	488	397
U.S. Treasury 10-Year Note September Futures	Short	09/2013	1,227	2,164
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	570	2,529
United Kingdom Government 10-Year Gilt September Futures	Long	09/2013	75	(418)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	349	(17)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	1,468	(1,391)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	3,820	(1,152)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	1,216	233
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	242	(20)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	2,236	(1,736)

				$(15,478)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	17,800	$922	$625
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		$210,000	(3,215)	(726)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		155,900	(86)	756
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		212,300	13,167	8,752
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	52,000	45	40
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	557,900	554	(415)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	3,800,000	(118)	(1,282)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		3,610,000	(1,432)	(611)

						$9,837	$7,139

(h)	Securities with an aggregate market value of $51,568 and cash of $5,390 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	16,259		$15,666	BRC	$807	$(2)	$805
07/2013		483		446	DUB	5	0	5
07/2013		1,358		1,281	HUS	39	0	39
07/2013		15,238		14,646	JPM	718	0	718
07/2013		44,886		42,888	RYL	1,862	0	1,862
07/2013		268,657		262,854	WST	17,298	0	17,298
07/2013	BRL	5,394		2,434	BRC	17	0	17
07/2013		25,575		12,392	FBF	930	0	930
07/2013		12,199		5,742	HUS	275	0	275
07/2013		12,484		5,635	MSC	40	0	40
07/2013		36,219		17,210	UAG	978	0	978
07/2013	EUR	17,100		22,369	BOA	110	0	110
07/2013		187,915		248,788	CBK	4,189	0	4,189
07/2013		589,404		763,520	JPM	200	(3,878)	(3,678)
07/2013		298,690		395,597	RYL	6,807	0	6,807
07/2013	GBP	49,569		77,273	BRC	1,881	0	1,881
07/2013		4,008		6,284	HUS	188	0	188
07/2013		716,196		1,081,253	RYL	0	(8,045)	(8,045)
07/2013	IDR	118,294,204		11,429	CBK	0	(375)	(375)
07/2013	JPY	69,260,011		700,752	BPS	2,400	0	2,400
07/2013		8,535,200		86,593	BRC	2,073	(1,542)	531
07/2013		2,932,100		31,107	CBK	1,543	0	1,543
07/2013		37,650		385	DUB	5	0	5
07/2013		2,026,700		20,494	JPM	58	0	58
07/2013		686,117		6,985	WST	67	0	67
07/2013	MXN	1,474,262		114,263	GLM	718	0	718
07/2013		815,709		63,033	MSC	209	0	209
07/2013	NZD	2,427		1,885	BPS	5	0	5
07/2013		$23,965	AUD	25,398	CBK	0	(751)	(751)
07/2013		1,683		1,814	FBF	0	(25)	(25)
07/2013		8,861		9,274	RYL	0	(385)	(385)
07/2013		2,646	BRL	5,394	BRC	0	(229)	(229)
07/2013		12,077		25,575	FBF	0	(615)	(615)
07/2013		5,506		12,199	HUS	0	(39)	(39)
07/2013		5,824		12,484	MSC	0	(229)	(229)
07/2013		17,034		36,219	UAG	0	(802)	(802)
07/2013		52,761	CAD	53,700	HUS	0	(1,713)	(1,713)
07/2013		56,616	EUR	42,644	BPS	0	(1,108)	(1,108)
07/2013		2,804		2,103	BRC	0	(67)	(67)
07/2013		1,838		1,379	CBK	0	(43)	(43)
07/2013		623,597		474,100	DUB	0	(6,485)	(6,485)
07/2013		18,768		14,064	JPM	0	(462)	(462)
07/2013		2,032		1,540	MSC	0	(27)	(27)
07/2013		700,194		535,029	RYL	0	(3,774)	(3,774)
07/2013		6,863		5,150	UAG	0	(159)	(159)
07/2013		73,011	GBP	46,573	BPS	0	(2,175)	(2,175)
07/2013		21,077		13,474	BRC	0	(584)	(584)

07/2013		99,747		63,688	CBK	0	(2,881)	(2,881)
07/2013		106,666		69,145	DUB	0	(1,500)	(1,500)
07/2013		2,411		1,535	FBF	0	(77)	(77)
07/2013		708,684		458,933	GLM	0	(10,670)	(10,670)
07/2013		55,748		35,870	HUS	0	(1,191)	(1,191)
07/2013		66,456		43,130	JPM	0	(857)	(857)
07/2013		8,306		5,376	MSC	0	(129)	(129)
07/2013		50,015		32,049	RYL	0	(1,270)	(1,270)
07/2013		11,957	IDR	118,294,204	UAG	0	(153)	(153)
07/2013		1,406	INR	76,444	DUB	0	(125)	(125)
07/2013		635		34,433	JPM	0	(58)	(58)
07/2013		261		14,130	MSC	0	(24)	(24)
07/2013		48,308	JPY	4,672,900	BRC	0	(1,191)	(1,191)
07/2013		17,353		1,713,400	CBK	0	(77)	(77)
07/2013		1,323		125,900	JPM	0	(53)	(53)
07/2013		2,203		216,100	MSC	0	(24)	(24)
07/2013		17,728	MXN	231,409	RBC	94	0	94
07/2013		163,110		2,085,117	UAG	0	(2,518)	(2,518)
07/2013		3,537	NZD	4,572	BPS	6	0	6
07/2013		214		263	CBK	0	(10)	(10)
07/2013		4,317	ZAR	40,818	BRC	0	(204)	(204)
07/2013		880		8,265	CBK	0	(47)	(47)
07/2013		10,374		97,813	MSC	0	(511)	(511)
07/2013		6,449		64,563	UAG	63	0	63
07/2013	ZAR	191,771		$21,029	BOA	1,707	0	1,707
07/2013		14,304		1,434	BRC	0	(7)	(7)
07/2013		65,532		6,940	JPM	330	0	330
07/2013		40,914		4,084	MSC	0	(38)	(38)
08/2013	BRL	18,670		8,633	BOA	325	0	325
08/2013		109,848		50,985	BRC	2,100	0	2,100
08/2013		459,124		212,849	CBK	8,526	0	8,526
08/2013		56,571		26,303	DUB	1,128	0	1,128
08/2013		47,905		22,166	FBF	847	0	847
08/2013		52,066		24,085	HUS	914	0	914
08/2013		5,672		2,569	MSC	45	0	45
08/2013		148,035		68,618	UAG	2,738	0	2,738
08/2013	CNY	495,664		78,978	BRC	0	(1,056)	(1,056)
08/2013	EUR	302,048		395,914	DUB	2,705	0	2,705
08/2013		11,339		14,750	MSC	0	(11)	(11)
08/2013		531,545		695,692	RYL	3,722	0	3,722
08/2013	GBP	458,933		708,540	GLM	10,673	0	10,673
08/2013		6,334		9,768	HUS	136	0	136
08/2013	MXN	843,310		66,880	GLM	2,091	0	2,091
08/2013		1,473,228		114,510	MSC	1,186	0	1,186
08/2013	NOK	46,056		7,984	UAG	414	0	414
08/2013	NZD	245,031		192,815	FBF	3,336	0	3,336
08/2013		2,873		2,305	JPM	83	0	83
08/2013		$34,459	AUD	36,698	BRC	0	(971)	(971)
08/2013		11,055	BRL	23,883	BRC	0	(426)	(426)
08/2013		10,893		22,413	FBF	0	(919)	(919)
08/2013		31,137		66,188	HUS	0	(1,681)	(1,681)
08/2013		187,194		382,291	UAG	0	(17,064)	(17,064)
08/2013		9,898	CNY	62,000	DUB	113	0	113
08/2013		6,995		44,000	RYL	109	0	109
08/2013		7,648		48,000	UAG	103	0	103
08/2013		1,679	DKK	9,690	BPS	13	0	13
08/2013		16		90	FBF	0	0	0
08/2013		3,892	EUR	2,993	BRC	4	0	4
08/2013		36,583		28,044	FBF	0	(75)	(75)
08/2013		1,607		1,236	JPM	2	0	2
08/2013		3,590	GBP	2,355	FBF	0	(9)	(9)
08/2013		4,122		2,686	MSC	0	(38)	(38)
08/2013		35,168	MXN	466,259	BPS	653	0	653
08/2013		54,615		723,207	JPM	979	0	979
08/2013		235	NOK	1,375	CBK	0	(9)	(9)
08/2013		7,631	NZD	9,902	BRC	26	0	26
09/2013	CAD	75,212		$73,784	RBC	2,412	0	2,412
09/2013	EUR	363,479		480,034	BOA	6,753	0	6,753
09/2013	MXN	16,590		1,271	BOA	2	(3)	(1)
09/2013		1,750,699		135,577	BPS	1,406	0	1,406
09/2013		30,496		2,371	BRC	34	0	34
09/2013		638,247		49,220	CBK	301	0	301
09/2013		235,800		18,274	FBF	201	0	201
09/2013		210,966		16,142	HUS	120	(147)	(27)
09/2013		799,038		65,109	JPM	3,894	(22)	3,872
09/2013		558,173		43,212	MSC	444	(10)	434
09/2013		$1,218	CAD	1,278	BRC	0	(5)	(5)
09/2013		4,484	CLP	2,233,435	UAG	0	(138)	(138)
09/2013		133,406	EUR	99,745	CBK	0	(3,530)	(3,530)
09/2013		95,753	MXN	1,201,481	HUS	0	(3,666)	(3,666)
09/2013		7,346		94,055	JPM	0	(137)	(137)
09/2013		8,424		107,802	UAG	0	(161)	(161)
10/2013	MXN	525,606		$42,625	HUS	2,441	0	2,441
10/2013	RUB	73,365		2,200	BRC	1	0	1
10/2013		27,518		840	GLM	15	0	15
10/2013		80,979		2,420	HUS	0	(7)	(7)
10/2013		$11,223	IDR	118,294,204	CBK	169	0	169
10/2013		1,141	RUB	37,154	BOA	0	(27)	(27)
10/2013		95		3,024	BRC	0	(4)	(4)
10/2013		5,193		165,293	JPM	0	(239)	(239)
10/2013		394	TRY	720	JPM	0	(27)	(27)
11/2013	MXN	626,728		$49,927	BOA	2,123	0	2,123
11/2013		302,314		24,591	BPS	1,532	0	1,532
11/2013		962,651		76,951	UAG	3,524	0	3,524
12/2013		434,020		34,523	MSC	1,515	0	1,515
04/2014		$3,329	CNY	20,257	BRC	0	(99)	(99)
04/2014		6,958		42,376	CBK	0	(202)	(202)
04/2014		2,550		15,530	GST	0	(74)	(74)
04/2014		2,220		13,509	HUS	0	(66)	(66)
04/2014		4,437		27,025	JPM	0	(128)	(128)
04/2014		7,513		45,887	RYL	0	(197)	(197)
04/2014		4,438		27,005	UAG	0	(132)	(132)
09/2015		1,350		8,289	BOA	0	(50)	(50)
09/2015		4,119		25,039	BRC	0	(192)	(192)
09/2015		16,146		97,612	CBK	0	(834)	(834)
09/2015		3,907		23,610	JPM	0	(203)	(203)
09/2015		1,300		7,998	MSC	0	(46)	(46)

						$115,480	$(89,734)	$25,746

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$37,000	$2,984	$4,716
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	19,100	1,581	2,434

							$4,565	$7,150

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	33,800	$61	$(39)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		33,800	69	(94)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		102,100	197	(119)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		102,100	197	(283)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		64,800	128	(3)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		55,800	95	(3)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		121,900	247	(6)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$40,500	106	(650)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		156,000	2,964	(6,130)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		80,200	1,512	(3,152)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		31,300	104	(502)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		232,500	1,174	(3,340)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	4,080,000	220	(224)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		2,410,000	137	(81)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		1,720,000	122	(131)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$9,400	28	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		9,400	68	(143)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		20,200	93	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		20,200	145	(307)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		47,900	194	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		26,500	122	(403)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		21,400	371	(371)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		131,600	604	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,700	42	(87)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		125,900	2,179	(2,179)

								$11,179	$(18,247)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$7,138	$60	$(120)
Call - OTC USD versus MXN	MSX		12.660	07/18/2013	4,000	33	(115)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013	2,201	22	(65)
Call - OTC USD versus ZAR	JPM		9.870	07/18/2013	7,267	61	(140)

						$176	$(440)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$82	$(11)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	7,100	70	(13)

						$152	$(24)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	BOA	(1.250%	)	03/20/2019	1.345%		$5,000	$24	$0	$24
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.055%		600	(5)	0	(5)
Avnet, Inc.	UAG	(1.530%	)	09/20/2016	0.808%		1,550	(36)	0	(36)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.250%		3,000	(81)	0	(81)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.137%		2,669	(39)	0	(39)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.397%		1,600	(14)	11	(25)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.397%		1,600	(12)	0	(12)
CNA Financial Corp.	BRC	(1.390%	)	12/20/2014	0.300%		3,000	(50)	0	(50)
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	1.421%		4,000	64	0	64
Hanson Building Materials, Inc.	BRC	(5.000%	)	09/20/2016	0.745%		1,000	(137)	485	(622)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	0.745%		1,000	(9)	242	(251)
HCP, Inc.	MYC	(2.030%	)	12/20/2013	0.217%		6,000	(57)	0	(57)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	1.778%		1,000	(73)	98	(171)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	1.778%		4,000	(177)	548	(725)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.256%		1,150	(2)	0	(2)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	0.280%		5,000	(266)	231	(497)
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.155%		5,000	69	0	69
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.242%		1,400	(6)	0	(6)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.131%		200	(5)	(3)	(2)
Union Pacific Corp.	BRC	(0.600%	)	03/20/2016	0.131%		800	(10)	31	(41)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.308%		6,400	(163)	0	(163)
WPP Ltd.	BRC	(3.750%	)	06/20/2017	0.638%	GBP	2,425	(451)	0	(451)
WPP Ltd.	JPM	(3.750%	)	06/20/2017	0.638%		1,650	(307)	0	(307)

								$(1,743)	$1,643	$(3,386)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%		$8,400	$185	$128	$57
Australia Government Bond	RYL	1.000%	09/20/2016	0.329%		6,800	149	98	51
Australia Government Bond	RYL	1.000%	12/20/2016	0.359%		800	18	2	16
Australia Government Bond	UAG	1.000%	09/20/2016	0.329%		9,900	216	150	66
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%		34,400	455	593	(138)
Japan Government International Bond	DUB	1.000%	06/20/2018	0.732%		14,000	185	248	(63)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%		55,500	734	1,030	(296)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%		12,500	166	245	(79)
SoftBank Corp.	CBK	1.000%	12/20/2017	1.842%	JPY	46,000	(17)	(56)	39
SoftBank Corp.	GST	1.000%	12/20/2017	1.842%		150,000	(55)	(153)	98
SoftBank Corp.	JPM	1.000%	12/20/2017	1.842%		100,000	(37)	(107)	70
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	1.687%		20,000	(1)	(11)	10
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	1.687%		100,000	(5)	(99)	94
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%		10,000	(1)	(4)	3
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	1.687%		60,000	(2)	(41)	39
Tokyo Electric Power Co., Inc.	GST	1.000%	12/20/2013	1.687%		30,000	0	(25)	25

							$1,990	$1,998	$(8)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	12,120,000	$(633)	$481	$(1,114)
iTraxx Japan 19 5-Year Index	BRC	1.000%	06/20/2018		790,000	(42)	30	(72)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		1,870,000	(97)	65	(162)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		3,340,000	(174)	113	(287)

						$(946)	$689	$(1,635)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency received	02/10/2016	JPM	$11,220	JPY	920,000	$1,956	$(3)	$1,959

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	32,500	$(599)	$(212)	$(387)
Pay	1-Year BRL-CDI	9.525%	01/02/2017	HUS		35,200	(474)	0	(474)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	46,900	149	(48)	197
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		2,600	1	0	1
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	HUS		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		23,900	(108)	(19)	(89)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	HUS		31,900	(145)	(22)	(123)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	JPM		22,200	(101)	(14)	(87)

							$(1,277)	$(315)	$(962)

(k)	Securities with an aggregate market value of $39,085 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$77,191	$0	$77,191
Mortgage-Backed Securities	0	5,835	0	5,835
Sovereign Issues	0	29,109	0	29,109
Belgium
Sovereign Issues	0	5,170	0	5,170
Brazil
Sovereign Issues	0	201,916	0	201,916
Canada
Corporate Bonds & Notes	0	11,117	0	11,117
Sovereign Issues	0	58,547	0	58,547
Cayman Islands
Asset-Backed Securities	0	20,479	2,049	22,528
Denmark
Corporate Bonds & Notes	0	793	0	793
France
Asset-Backed Securities	0	226	0	226
Corporate Bonds & Notes	0	137,590	0	137,590
Sovereign Issues	0	308,812	0	308,812
Germany
Corporate Bonds & Notes	0	200,461	0	200,461
Sovereign Issues	0	128,421	0	128,421
Guernsey, Channel Islands
Corporate Bonds & Notes	0	27,340	0	27,340
Ireland
Asset-Backed Securities	0	4,208	0	4,208
Corporate Bonds & Notes	0	68,230	0	68,230
Mortgage-Backed Securities	0	3,842	0	3,842
Italy
Asset-Backed Securities	0	16,931	0	16,931
Corporate Bonds & Notes	0	6,324	0	6,324
Mortgage-Backed Securities	0	21,649	0	21,649
Sovereign Issues	0	200,081	0	200,081
Japan
Corporate Bonds & Notes	0	8,458	0	8,458
Sovereign Issues	0	754,244	0	754,244
Luxembourg
Asset-Backed Securities	0	6,166	0	6,166
Corporate Bonds & Notes	0	15,841	0	15,841
Mexico
Sovereign Issues	0	42,425	0	42,425
Netherlands
Asset-Backed Securities	0	20,075	0	20,075
Corporate Bonds & Notes	0	92,526	0	92,526
Mortgage-Backed Securities	0	2,297	0	2,297
New Zealand
Sovereign Issues	0	180,034	0	180,034
Norway
Corporate Bonds & Notes	0	59,626	0	59,626
Spain
Corporate Bonds & Notes	0	10,586	0	10,586
Sovereign Issues	0	298,197	0	298,197
Supranational
Corporate Bonds & Notes	0	179,668	0	179,668
United Kingdom
Bank Loan Obligations	0	12,105	0	12,105
Corporate Bonds & Notes	0	150,342	0	150,342
Mortgage-Backed Securities	0	217,754	0	217,754
Sovereign Issues	0	431,399	0	431,399
United States
Asset-Backed Securities	0	71,675	0	71,675
Bank Loan Obligations	0	43,601	0	43,601
Corporate Bonds & Notes	0	159,476	0	159,476
Mortgage-Backed Securities	0	330,931	3,798	334,729
Municipal Bonds & Notes	0	15,939	0	15,939
Preferred Securities	476	0	4,528	5,004
U.S. Government Agencies	0	162,898	82,599	245,497
U.S. Treasury Obligations	0	89,099	0	89,099
Short-Term Instruments
Certificates of Deposit	0	14,328	0	14,328
Commercial Paper	0	8,981	0	8,981
Repurchase Agreements	0	32,194	0	32,194
Mexico Treasury Bills	0	510,024	0	510,024
U.S. Treasury Bills	0	79,048	0	79,048
Central Funds Used for Cash Management Purposes	367,897	0	0	367,897
Purchased Options
Interest Rate Contracts	0	7,150	0	7,150
	$368,373	$5,541,359	$92,974	$6,002,706

Financial Derivative Instruments - Assets
Credit Contracts	0	725	0	725
Foreign Exchange Contracts	0	117,439	0	117,439
Interest Rate Contracts	8,151	10,371	0	18,522
	$8,151	$128,535	$0	$136,686

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(5,754)	0	(5,754)
Foreign Exchange Contracts	0	(90,174)	0	(90,174)
Interest Rate Contracts	(23,629)	(22,441)	(24)	(46,094)

	$(23,629)	$(118,369)	$(24)	$(142,022)

Totals	$352,895	$5,551,525	$92,950	$5,997,370

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Asset-Backed Securities	$3,254	$0	$(1,206)	$0	$1	$0	$0	$0	$2,049	$0
United States
Mortgage-Backed Securities	3,946	0	(213)	3	23	39	0	0	3,798	45
Preferred Securities	4,650	0	0	0	0	(122)	0	0	4,528	(122)
U.S. Government Agencies	80,928	3,995	(2,244)	0	0	(80)	0	0	82,599	(71)

	$92,778	$3,995	$(3,663)	$3	$24	$(163)	$0	$0	$92,974	$(148)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(26)	$0	$0	$0	$0	$2	$0	$0	$(24)	$2

Totals	$92,752	$3,995	$(3,663)	$3	$24	$(161)	$0	$0	$92,950	$(146)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Asset-Backed Securities	$2,049	Benchmark Pricing	Base Price	100.00
United States
Mortgage-Backed Securities	3,798	Third Party Vendor	Broker Quote	86.25 - 95.00
Preferred Securities	4,528	Benchmark Pricing	Base Price	$ 7,183.47
U.S. Government Agencies	3,715	Other Valuation Techniques (4)	—	—
	78,884	Third Party Vendor	Broker Quote	100.37 - 100.63

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(24)	Indicative Market Quotation	Broker Quote	0.19

Total	$92,950

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental Advantage Absolute Return Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$7,923	$7,944

Total Bank Loan Obligations (Cost $7,897)			7,944

CORPORATE BONDS & NOTES 16.3%
BANKING & FINANCE 13.6%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		3,800	3,828
Ally Financial, Inc.
4.500% due 02/11/2014		400	404
4.625% due 06/26/2015		9,300	9,536
6.750% due 12/01/2014		5,600	5,913
7.500% due 09/15/2020		11,300	13,066
8.300% due 02/12/2015		12,700	13,716
American General Institutional Capital
8.125% due 03/15/2046		5,000	6,063
American International Group, Inc.
8.175% due 05/15/2068		17,500	21,437
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,641
Banco do Brasil S.A.
3.875% due 10/10/2022		6,400	5,624
5.875% due 01/19/2023		5,000	4,838
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	808
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		5,100	4,794
Bank of America N.A.
6.000% due 10/15/2036		1,500	1,675
Barclays Bank PLC
10.179% due 06/12/2021		3,000	3,821
14.000% due 06/15/2019 (c)	GBP	1,000	1,992
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,085
6.500% due 03/10/2021		4,100	4,326
6.750% due 09/30/2022		13,200	14,289
Bear Stearns Cos. LLC
7.250% due 02/01/2018		16,200	19,303
BPCE S.A.
2.375% due 10/04/2013		1,300	1,306
CIT Group, Inc.
4.750% due 02/15/2015		17,959	18,296
Citigroup, Inc.
0.544% due 06/09/2016		14,500	14,002
5.500% due 10/15/2014		2,700	2,837
Compass Bank
6.400% due 10/01/2017		7,000	7,679
Eksportfinans ASA
2.000% due 09/15/2015		11,800	11,387
Export-Import Bank of Korea
4.000% due 01/29/2021		6,300	6,276
4.125% due 09/09/2015		5,900	6,228
5.875% due 01/14/2015		3,000	3,195
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,500	2,536
8.000% due 06/01/2014		200	212
General Electric Capital Corp.
7.500% due 08/21/2035		4,100	5,308
GSPA Monetization Trust
6.422% due 10/09/2029		135	139
HSBC Bank USA N.A.
6.000% due 08/09/2017		2,400	2,714
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,265
HSBC Finance Corp.
6.676% due 01/15/2021		7,400	8,190
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,208
International Lease Finance Corp.
4.875% due 04/01/2015		6,600	6,732
5.625% due 09/20/2013		4,800	4,846
6.500% due 09/01/2014		400	418
6.625% due 11/15/2013		100	102
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		5,800	5,568

JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	2,300	2,995
Korea Development Bank
3.000% due 09/14/2022		$2,800	2,566
LBG Capital PLC
8.000% due 06/15/2020 (c)		1,400	1,431
8.500% due 12/17/2021 (c)		700	716
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,317
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		20,000	26,889
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,270
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	7,900	10,276
0.499% due 05/30/2014		1,900	2,468
6.875% due 04/25/2018		$13,900	16,009
MetLife of Connecticut Institutional Funding Ltd.
0.651% due 02/05/2016	EUR	300	383
Moody’s Corp.
4.500% due 09/01/2022		$6,800	6,820
National Bank of Canada
2.200% due 10/19/2016		900	930
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,798
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,331
Petrobras Global Finance BV
2.414% due 01/15/2019		700	688
3.000% due 01/15/2019		900	838
PKO Finance AB
4.630% due 09/26/2022		1,200	1,170
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	977
Rabobank Group
3.998% due 04/20/2015	AUD	2,000	1,838
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		$7,100	6,710
SLM Corp.
3.875% due 09/10/2015		17,900	18,122
5.000% due 10/01/2013		100	101
5.375% due 05/15/2014		3,400	3,472
8.450% due 06/15/2018		10,000	11,150
SLM Corp. CPI Linked Bond
3.482% due 01/31/2014		900	908
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	13,016
6.900% due 12/15/2017		$175	173
State Bank of India
4.500% due 07/27/2015		4,800	5,005
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		4,632	4,767
Temasek Financial Ltd.
4.300% due 10/25/2019		1,000	1,083
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,817	1,485
UBS AG
1.276% due 01/28/2014		582	585
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		12,500	14,148

			437,038

INDUSTRIALS 2.1%
Braskem Finance Ltd.
5.750% due 04/15/2021		7,700	7,546
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,398
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		5,800	5,785
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		200	240
CSN Islands Corp.
6.875% due 09/21/2019		1,100	1,117
CSN Resources S.A.
6.500% due 07/21/2020		5,900	5,775
DISH DBS Corp.
7.000% due 10/01/2013		600	607
7.750% due 05/31/2015		10,800	11,745
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,100	1,166
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,500	1,485

Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,229
HCA, Inc.
7.875% due 02/15/2020		7,800	8,419
8.500% due 04/15/2019		1,400	1,506
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		1,000	1,128
Noble Group Ltd.
6.750% due 01/29/2020		3,000	3,060
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	313
Petrobras International Finance Co.
5.875% due 03/01/2018		$2,300	2,486
8.375% due 12/10/2018		2,400	2,855
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,824

			66,684

UTILITIES 0.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		2,500	2,569
7.700% due 08/07/2013		2,400	2,408
8.700% due 08/07/2018		3,200	3,780
Electricite de France S.A.
5.500% due 01/26/2014		300	308
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,800	1,903
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		2,000	1,790
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,000	1,052
Petroleos Mexicanos
8.000% due 05/03/2019		300	364
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	209
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		700	734
Telefonica Chile S.A.
3.875% due 10/12/2022		2,400	2,202
TNK-BP Finance S.A.
7.250% due 02/02/2020		1,000	1,124
7.500% due 07/18/2016		2,300	2,562

			21,005

Total Corporate Bonds & Notes (Cost $521,924)			524,727

MUNICIPAL BONDS & NOTES 5.2%
CALIFORNIA 2.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		1,300	1,521
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		2,180	2,635
6.907% due 10/01/2050		1,600	1,985
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,100	1,223
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	130
7.550% due 04/01/2039		100	134
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		3,500	4,743
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		2,000	2,185
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042		4,000	4,926
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		1,600	2,011
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		1,200	1,473
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,300	1,400
5.813% due 06/01/2040		5,700	6,252
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040		20,000	23,298
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034		2,200	2,475
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		1,000	1,132
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		200	222
7.021% due 08/01/2040		500	559

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,735
6.583% due 05/15/2049	2,000	2,374

		63,413

COLORADO 0.6%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	15,000	18,852

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,296
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	111
6.899% due 12/01/2040	1,600	1,860
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	540

		3,807

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022	1,935	1,230
0.000% due 10/01/2023	2,455	1,463
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,100	879

		3,572

NEW YORK 1.4%
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	4,500	5,172
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,747
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2031	500	544
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,000	1,163
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2043	2,700	2,828
5.000% due 06/15/2044	3,400	3,540
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	700	806
5.000% due 03/15/2034	7,400	7,905
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,759
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	20,000	17,873

		43,337

OHIO 0.2%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	4,660
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,700	1,376

		6,036

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	7,700	9,086

VIRGINIA 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	3,900	4,365

WASHINGTON 0.4%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	11,415	13,135

Total Municipal Bonds & Notes (Cost $167,324)		165,603

U.S. GOVERNMENT AGENCIES 29.7%
Fannie Mae
0.875% due 08/28/2017 - 05/21/2018	37,100	36,211
1.125% due 04/27/2017 (h)	1,900	1,895
1.250% due 01/30/2017	100	101
1.872% due 07/01/2035	739	771
2.050% due 03/01/2034	732	770

2.310% due 08/01/2022		200	191
2.322% due 12/01/2034		894	949
2.500% due 07/01/2028		16,000	16,077
2.870% due 09/01/2027		1,000	901
3.000% due 07/01/2028 - 08/01/2043		48,000	48,651
3.500% due 11/01/2025 - 07/25/2031		24,570	24,834
3.820% due 09/01/2021		4,910	5,140
4.000% due 07/01/2028 - 08/01/2043		49,843	52,131
4.500% due 04/01/2023 - 07/01/2043		42,486	44,944
5.000% due 02/13/2017 - 07/01/2043		85,485	92,137
5.500% due 05/01/2023 - 08/01/2043		47,644	51,745
6.000% due 05/01/2036 - 07/01/2043		9,921	10,784
6.500% due 09/01/2036		951	1,062
Freddie Mac
0.750% due 01/12/2018		71,200	69,013
0.875% due 03/07/2018		900	872
1.000% due 03/08/2017 - 09/29/2017		22,800	22,564
1.250% due 05/12/2017 - 10/02/2019		203,900	193,597
3.000% due 08/01/2019 (h)		63,900	64,026
3.500% due 07/15/2042		5,492	5,555
4.000% due 06/15/2038 - 07/15/2041		69,366	72,359
5.500% due 07/01/2036 - 03/01/2040		4,437	4,772
6.500% due 05/01/2035		1,284	1,475
Ginnie Mae
3.000% due 12/15/2042 - 07/01/2043		106,004	104,969
3.500% due 07/01/2043		11,000	11,282
5.000% due 09/15/2037 - 10/15/2040		9,016	9,764
Small Business Administration
5.490% due 03/01/2028		281	314
6.020% due 08/01/2028		2,876	3,277

Total U.S. Government Agencies (Cost $956,354)			953,133

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (h)		1,331	1,366
0.125% due 01/15/2022		308	302
0.125% due 07/15/2022		5,663	5,534
0.625% due 07/15/2021		619	639
0.625% due 02/15/2043		24,072	20,234
0.750% due 02/15/2042 (h)		6,792	5,980
1.125% due 01/15/2021		213	227
1.250% due 07/15/2020		640	695
1.750% due 01/15/2028		16,872	18,898
1.875% due 07/15/2019		653	737
2.000% due 01/15/2026 (h)		5,038	5,817
2.125% due 01/15/2019		217	245
2.375% due 01/15/2025		44,781	53,343
2.375% due 01/15/2027 (h)		53,043	63,813
3.625% due 04/15/2028 (h)		3,307	4,589
U.S. Treasury Notes
0.625% due 04/30/2018 (h)(j)		50,700	48,979
0.750% due 12/31/2017		7,900	7,727
0.750% due 02/28/2018 (h)(j)		65,000	63,388
0.875% due 01/31/2018		8,300	8,149
1.375% due 05/31/2020		1,300	1,254
2.000% due 02/15/2023		300	288

Total U.S. Treasury Obligations (Cost $333,313)			312,204

MORTGAGE-BACKED SECURITIES 5.7%
Arran Residential Mortgages Funding PLC
1.603% due 05/16/2047	EUR	7,260	9,598
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049		$7,100	7,982
Banc of America Large Loan Trust
2.493% due 11/15/2015		1,162	1,165
Chase Mortgage Finance Trust
5.741% due 09/25/2036		3,506	3,224
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		4,037	3,583
First Horizon Mortgage Pass-Through Trust
2.627% due 05/25/2034		148	146
Granite Master Issuer PLC
0.392% due 12/20/2054		2,387	2,315
0.733% due 12/20/2054	GBP	12,082	17,924
0.813% due 12/20/2054		7,935	11,761
Granite Mortgages PLC
0.490% due 09/20/2044	EUR	221	283
0.588% due 01/20/2044		217	278
0.829% due 03/20/2044	GBP	2,746	4,106
0.829% due 06/20/2044		2,140	3,196
0.884% due 01/20/2044		343	512
0.889% due 09/20/2044		1,777	2,660

GS Mortgage Securities Trust
1.103% due 03/06/2020		$1,729	1,734
1.456% due 03/06/2020		18,100	18,157
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	3,282	4,302
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		$5,642	4,374
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,300	1,446
5.447% due 06/12/2047		1,916	1,967
JPMorgan Mortgage Trust
2.240% due 07/27/2037		1,571	1,351
2.725% due 04/25/2036		18,507	16,186
5.263% due 07/25/2035		4,110	4,231
5.750% due 01/25/2036		132	120
Leek Finance Ltd.
0.532% due 09/21/2038		271	273
0.789% due 12/21/2037	GBP	2,716	4,243
Merrill Lynch Mortgage Trust
5.827% due 05/12/2039		$471	472
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		600	674
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		645	595
Prime Mortgage Trust
6.000% due 06/25/2036		1,474	1,247
RBSSP Resecuritization Trust
0.443% due 02/26/2037		6,227	5,633
Sequoia Mortgage Trust
3.898% due 09/20/2046		2,185	1,810
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	306	379
Structured Asset Securities Corp.
5.500% due 09/25/2035		$2,433	2,433
Thornburg Mortgage Securities Trust
1.798% due 03/25/2044		2,520	2,494
2.241% due 12/25/2044		3,054	3,011
Titan Europe PLC
0.784% due 10/23/2016	GBP	10,568	15,290
WaMu Mortgage Pass-Through Certificates
2.436% due 01/25/2035		$1,360	1,370
4.638% due 06/25/2037		2,034	1,650
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 12/25/2034		273	277
2.720% due 06/25/2035		1,766	1,779
2.720% due 04/25/2036		19,290	18,122

Total Mortgage-Backed Securities (Cost $180,245)			184,353

ASSET-BACKED SECURITIES 4.5%
Access Group, Inc.
1.576% due 10/27/2025		1,929	1,928
Ares CLO Ltd.
0.524% due 02/24/2018		335	335
Asset-Backed Securities Corp. Home Equity Loan Trust
0.833% due 07/25/2035		1,200	1,060
Bear Stearns Asset-Backed Securities Trust
0.683% due 07/25/2035		5,967	5,832
Centurion CDO Ltd.
0.594% due 03/08/2017		11,741	11,686
Chase Issuance Trust
1.773% due 09/15/2015		5,400	5,415
Duane Street CLO Ltd.
0.525% due 11/08/2017		5,198	5,194
Galaxy CLO Ltd.
0.536% due 10/20/2017		487	487
Globaldrive BV
2.470% due 08/20/2017	EUR	1,625	2,117
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		$2,772	2,771
Hillmark Funding
0.524% due 05/21/2021		5,000	4,903
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		4,940	4,898
IXIS Real Estate Capital Trust
0.533% due 02/25/2036		1,429	1,382
Lafayette CLO Ltd.
1.674% due 09/06/2022		1,535	1,534
Oak Hill Credit Partners
0.524% due 05/17/2021		7,438	7,420
Pacifica CDO Corp.
0.536% due 01/26/2020		3,645	3,638
Penta CLO S.A.
0.518% due 06/04/2024	EUR	1,452	1,800

SLC Student Loan Trust
4.750% due 06/15/2033		$3,731	3,488
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	14,834	18,952
1.776% due 04/25/2023		$3,500	3,602
3.443% due 05/16/2044		4,735	4,904
3.500% due 08/17/2043		36,172	34,182
South Carolina Student Loan Corp.
1.025% due 03/02/2020		3,100	3,113
1.275% due 09/03/2024		1,400	1,420
South Texas Higher Education Authority, Inc.
0.774% due 10/01/2020		7,886	7,881
Venture CDO Ltd.
0.496% due 07/22/2021		3,700	3,587

Total Asset-Backed Securities (Cost $145,855)			143,529

SOVEREIGN ISSUES 4.0%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	1,500	1,950
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	2,161
5.500% due 07/12/2020		$5,800	6,017
6.369% due 06/16/2018		7,000	7,630
6.500% due 06/10/2019		5,300	5,803
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	6,000	1,873
Indonesia Government International Bond
7.500% due 01/15/2016		$6,600	7,285
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,200	1,269
Mexico Government International Bond
6.250% due 06/16/2016	MXN	9,400	762
10.000% due 12/05/2024		1,900	198
Province of British Columbia
4.300% due 06/18/2042	CAD	400	411
Province of Ontario
1.650% due 09/27/2019		$7,100	6,788
2.850% due 06/02/2023	CAD	24,400	22,266
3.000% due 07/16/2018		$800	840
3.150% due 06/02/2022	CAD	7,900	7,484
4.000% due 06/02/2021		12,800	13,004
4.200% due 03/08/2018		1,200	1,238
4.200% due 06/02/2020		3,300	3,407
4.300% due 03/08/2017		1,900	1,957
4.400% due 06/02/2019		4,300	4,489
4.400% due 04/14/2020		$9,200	10,209
4.600% due 06/02/2039	CAD	2,700	2,843
5.500% due 06/02/2018		1,200	1,305
Province of Quebec
3.000% due 09/01/2023		100	92
4.250% due 12/01/2021		8,200	8,436
4.250% due 12/01/2043		2,100	2,086
4.500% due 12/01/2016		200	207
4.500% due 12/01/2017		300	313
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,388

Total Sovereign Issues (Cost $131,776)			127,711

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		2,700	3,224

Total Convertible Preferred Securities (Cost $3,316)			3,224

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		7,400	8,919

Total Preferred Securities (Cost $7,622)			8,919

SHORT-TERM INSTRUMENTS 30.4%
CERTIFICATES OF DEPOSIT 1.9%
Banco do Brasil S.A.
0.000% due 01/24/2014		$3,700	3,681
Dexia Credit Local S.A.
1.400% due 09/20/2013		3,000	3,005
1.650% due 09/12/2013		25,400	25,451
1.700% due 09/06/2013		25,400	25,449
Itau Unibanco Holding S.A.
0.000% due 11/01/2013		3,000	2,987

			60,573

COMMERCIAL PAPER 2.3%
Daimler Finance North America LLC
1.050% due 10/11/2013		25,000	24,973
Entergy Corp.
0.790% due 08/14/2013		4,000	3,996
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		3,800	3,787
1.021% due 11/08/2013		5,800	5,780
Santander S.A.
2.370% due 01/02/2014		16,300	16,182
3.100% due 10/01/2013		6,300	6,287
Standard Chartered Bank
0.950% due 09/26/2013		4,800	4,798
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		7,100	7,086

			72,889

REPURCHASE AGREEMENTS (e) 0.0%			284

MEXICO TREASURY BILLS 5.2%
3.828% due 07/25/2013 - 10/03/2013 (a)	MXN	2,181,000	167,149

U.S. TREASURY BILLS 0.1%
0.021% due 08/08/2013 - 05/01/2014 (a)(f)		$2,900	2,900

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 20.9%
PIMCO Short-Term Floating NAV Portfolio		728	7
PIMCO Short-Term Floating NAV Portfolio III		67,106,593	670,462

			670,469

Total Short-Term Instruments (Cost $982,556)			974,264

Total Investments 106.1% (Cost $3,438,182)			$3,405,611
Written Options (g)(i) (0.3%) (Premiums $5,430)			(11,221)
Other Assets and Liabilities (Net) (5.8%)			(184,952)

Net Assets 100.0%			$3,209,438

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$284	Fannie Mae 2.200% due 10/17/2022	$(293)	$284	$284

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $15,642 at a weighted average interest rate of (0.050%).

(f)	Securities with an aggregate market value of $1,300 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	268	$156	$(770)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	268	79	(7)

				$235	$(777)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	25	$3
3-Month Euribor June Futures	Long	06/2015	40	(24)
3-Month Euribor March Futures	Long	03/2015	45	(25)
3-Month Euribor September Futures	Long	09/2015	17	(10)
90-Day Eurodollar December Futures	Long	12/2015	1,277	(1,958)
90-Day Eurodollar June Futures	Long	06/2015	957	(380)
90-Day Eurodollar March Futures	Long	03/2016	338	(621)
90-Day Eurodollar September Futures	Long	09/2014	2	0
90-Day Eurodollar September Futures	Long	09/2015	2,259	(3,078)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	23	11
E-mini S&P 500 Index September Futures	Short	09/2013	2,885	4,567
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	23	(28)
S&P 500 Index September Futures	Short	09/2013	1,028	5,584

				$4,041

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$32,600	$(503)	$(465)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		354,600	1,238	(1,094)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		155,000	21,233	12,602
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	2,400	(3)	6
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		7,000	(10)	6

						$21,955	$11,055

(h)	Securities with an aggregate market value of $45,298 and cash of $38 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	70		$65	HUS	$1	$0	$1
07/2013		2,088		2,043	WST	134	0	134
07/2013	EUR	86,963		112,330	MSC	0	(865)	(865)
07/2013		86,963		115,450	UAG	2,255	0	2,255
07/2013	GBP	45,860		69,524	HUS	0	(227)	(227)
07/2013	JPY	188,800		1,928	BPS	24	0	24
07/2013		46,100		473	BRC	8	0	8
07/2013		59,600		609	MSC	8	0	8
07/2013		1,384,939		14,028	UAG	63	0	63
07/2013	MXN	215,420		17,438	GLM	847	0	847
07/2013	MYR	1,141		368	DUB	8	0	8
07/2013		619		200	HUS	5	0	5
07/2013		619		200	JPM	5	0	5
07/2013		2,188		706	UAG	16	0	16
07/2013		$5,547	EUR	4,304	BOA	55	0	55
07/2013		9,103		6,921	BRC	15	(110)	(95)
07/2013		73,863		56,401	CBK	0	(448)	(448)
07/2013		1,360		1,057	DUB	16	0	16
07/2013		1,682		1,262	FBF	0	(39)	(39)
07/2013		7,238		5,426	GLM	0	(175)	(175)
07/2013		3,483		2,612	HUS	0	(84)	(84)
07/2013		4,600		3,496	JPM	0	(50)	(50)
07/2013		120,125		90,506	MSC	0	(2,318)	(2,318)
07/2013		2,571		1,941	RYL	0	(44)	(44)
07/2013		3,207	GBP	2,046	BPS	0	(96)	(96)
07/2013		63,772		41,454	BRC	0	(722)	(722)
07/2013		2,583		1,660	CBK	0	(58)	(58)
07/2013		1,098		700	HUS	0	(33)	(33)
07/2013		2,434	JPY	237,200	BRC	0	(42)	(42)
07/2013		2,761		272,600	CBK	0	(12)	(12)
07/2013		3,985		379,500	DUB	0	(158)	(158)
07/2013		2,600		245,000	FBF	0	(129)	(129)
07/2013		5,202		495,200	JPM	0	(209)	(209)
07/2013		1,200	MYR	3,652	BRC	0	(48)	(48)
07/2013		300		914	FBF	0	(12)	(12)
08/2013	BRL	1,385		$632	BOA	15	0	15
08/2013		2,070		947	HUS	26	0	26
08/2013		694		312	MSC	3	0	3
08/2013	EUR	51,901		67,869	CBK	303	0	303
08/2013	GBP	40,626		62,486	BRC	709	0	709
08/2013	IDR	6,944,200		701	UAG	20	0	20
08/2013	MXN	204,879		16,884	BOA	1,124	0	1,124
08/2013		4,253		342	DUB	15	0	15
08/2013		107,604		8,683	HUS	406	0	406
08/2013		281,135		22,721	MSC	1,122	0	1,122
08/2013		$15,134	BRL	30,750	UAG	0	(1,450)	(1,450)
08/2013		2,277	EUR	1,738	DUB	0	(14)	(14)
08/2013		10,547		8,061	HUS	0	(53)	(53)
08/2013		100	IDR	992,200	FBF	0	(3)	(3)
08/2013		600		5,952,000	JPM	0	(16)	(16)
09/2013	CAD	74,443		$73,065	DUB	2,423	0	2,423
09/2013	EUR	300		377	BOA	0	(14)	(14)
09/2013		1,000		1,262	UAG	0	(40)	(40)
09/2013	MXN	56,166		4,301	BOA	17	(20)	(3)
09/2013		544,721		43,109	BPS	1,358	0	1,358
09/2013		56,618		4,390	BRC	51	0	51
09/2013		16,662		1,339	DUB	60	0	60
09/2013		240,215		19,602	FBF	1,183	0	1,183
09/2013		24,249		1,859	HUS	18	(18)	0
09/2013		146,956		11,494	JPM	241	(9)	232
09/2013		23,139		1,729	MSC	0	(44)	(44)
09/2013		370,798		30,042	UAG	1,625	0	1,625
09/2013		$1,291	EUR	963	CBK	0	(37)	(37)
09/2013		10,006		7,467	FBF	0	(284)	(284)
09/2013		11	MXN	139	BPS	0	0	0
09/2013		11		146	JPM	0	0	0
09/2013		23		293	MSC	0	0	0
09/2013		34,988		434,670	UAG	0	(1,673)	(1,673)
10/2013	MXN	35,730		$2,797	FBF	62	0	62
12/2013	EUR	19,100		24,108	BOA	0	(774)	(774)
04/2014		300		380	CBK	0	(11)	(11)
06/2014		500		634	FBF	0	(18)	(18)
08/2014		200		253	BPS	0	(8)	(8)

						$14,241	$(10,365)	$3,876

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	17,000	$32	$(20)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		17,000	38	(47)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,200	8	(5)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,200	9	(12)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,200	9	(5)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,200	9	(12)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$32,600	230	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	16,400	34	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		6,700	13	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,200	4	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$16,000	10	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		16,000	94	(530)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		52,900	139	(849)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		10,000	7	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		15,800	16	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		15,800	90	(449)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		10,000	27	(218)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		25,600	86	(411)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		67,600	186	(1,216)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		119,800	120	(23)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		119,800	509	(1,721)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		46,800	26	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		46,800	118	(1,021)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		63,700	323	(915)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		15,800	6	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		15,800	61	(449)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	9,600	49	(6)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,600	23	(3)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$13,200	53	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		13,200	88	(201)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		7,300	33	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		7,300	53	(111)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,900	18	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,900	56	(136)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		39,600	177	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		39,600	138	(603)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		37,800	142	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		37,800	172	(575)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,100	86	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		17,100	121	(260)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		23,200	78	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		23,200	94	(353)

								$3,585	$(10,155)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$13,000	$102	$(6)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	10,000	95	(5)
Put - OTC USD versus JPY	BOA		96.000	08/12/2013	4,000	24	(33)

						$221	$(44)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$337	$(62)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	706	(124)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	138	(17)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	108	(23)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	100	(19)

						$1,389	$(245)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	0.664%		$10,000	$94	$(353)	$447
American International Group, Inc.	CBK	1.000%	03/20/2016	0.664%		9,900	93	(354)	447
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.638%		500	5	(6)	11
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%		4,200	(53)	(8)	(45)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(7)	(16)	9
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%		8,700	(109)	(15)	(94)
Brazil Government International Bond	DUB	1.000%	03/20/2016	1.400%		24,400	(255)	(83)	(172)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%		5,400	(68)	(13)	(55)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.295%		1,900	(12)	(24)	12
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		2,300	(14)	(23)	9
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		2,600	(16)	(27)	11
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		500	(3)	(5)	2
China Government International Bond	BOA	1.000%	06/20/2015	0.532%		3,100	30	52	(22)
China Government International Bond	CBK	1.000%	06/20/2015	0.532%		700	6	11	(5)
China Government International Bond	RYL	1.000%	06/20/2015	0.532%		1,400	14	24	(10)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.642%		6,800	62	(135)	197
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.418%		10,500	611	374	237
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.228%		2,000	(13)	(34)	21
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.021%		600	0	(14)	14
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.440%		5,500	(530)	(381)	(149)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%		3,100	(298)	(212)	(86)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	0.760%		1,600	11	(34)	45
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%		8,000	72	(525)	597
MetLife, Inc.	JPM	1.000%	09/20/2015	0.613%		12,400	111	(735)	846
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.789%		300	2	(4)	6
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%		1,600	8	(36)	44
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.880%		5,900	21	(28)	49
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.733%		1,600	8	(37)	45
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.789%		800	4	(12)	16
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.733%		900	4	(21)	25
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		5,400	19	(26)	45
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%		2,100	(22)	6	(28)
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.789%		1,900	9	(22)	31
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.789%		400	2	(6)	8
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.129%	EU	R 6,100	22	(91)	113

							$(192)	$(2,813)	$2,621

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	$2,315	$36	$0	$36

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	1,600	$(27)	$1	$(28)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		4,300	(80)	0	(80)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		700	(13)	0	(13)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		2,700	(46)	0	(46)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		3,000	(49)	11	(60)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		1,000	(17)	3	(20)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	265,700	320	127	193
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		62,300	75	24	51
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		19,100	23	4	19
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		600	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,800	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		19,000	3	(8)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		12,000	2	(5)	7
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		100	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		4,300	(23)	(8)	(15)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		8,000	(43)	(19)	(24)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		200	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		100	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		100	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		23,000	(77)	(58)	(19)

							$45	$71	$(26)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLT Index	502,755	1-Month USD-LIBOR plus a specified spread	$88,807	10/15/2013	BOA	$(1,447)
Receive	ERAUSLT Index	9,416,687	1-Month USD-LIBOR plus a specified spread	1,663,364	01/15/2014	BOA	(27,146)
Pay	ERAUSLT Index	204,236	1-Month USD-LIBOR plus a specified spread	36,076	01/15/2014	BOA	589
Pay	S&P 500 Total Return Index	388,347	1-Month USD-LIBOR plus a specified spread	1,128,969	01/15/2014	BOA	22,051
Receive	ERAUSLT Index	2,172,760	1-Month USD-LIBOR plus a specified spread	381,602	10/31/2013	BRC	(4,123)
Receive	ERAUSLT Index	3,290,720	1-Month USD-LIBOR plus a specified spread	525,753	03/31/2014	BRC	45,927
Pay	S&P 500 Total Return Index	175,050	3-Month USD-LIBOR plus a specified spread	508,890	07/15/2014	BRC	9,975
Receive	ERAUSLT Index	3,296,967	1-Month USD-LIBOR plus a specified spread	579,046	09/30/2013	JPM	(6,231)
Receive	ERAUSLT Index	464,907	1-Month USD-LIBOR plus a specified spread	82,121	10/15/2013	JPM	(1,338)
Pay	S&P 500 Total Return Index	361,958	3-Month USD-LIBOR plus a specified spread	1,035,247	07/15/2014	JPM	3,570

							$41,827

(j)	Securities with an aggregate market value omf $19,850 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$7,944	$0	$7,944
Corporate Bonds & Notes
Banking & Finance	0	436,899	139	437,038
Industrials	0	60,899	5,785	66,684
Utilities	0	21,005	0	21,005
Municipal Bonds & Notes
California	0	63,413	0	63,413
Colorado	0	18,852	0	18,852
Illinois	0	3,807	0	3,807
New Jersey	0	3,572	0	3,572
New York	0	43,337	0	43,337
Ohio	0	6,036	0	6,036
Texas	0	9,086	0	9,086
Virginia	0	4,365	0	4,365
Washington	0	13,135	0	13,135
U.S. Government Agencies	0	953,133	0	953,133
U.S. Treasury Obligations	0	312,204	0	312,204
Mortgage-Backed Securities	0	183,002	1,351	184,353
Asset-Backed Securities	0	130,309	13,220	143,529
Sovereign Issues	0	127,711	0	127,711
Convertible Preferred Securities
Banking & Finance	3,224	0	0	3,224
Preferred Securities
Banking & Finance	0	8,919	0	8,919
Short-Term Instruments
Certificates of Deposit	0	60,573	0	60,573
Commercial Paper	0	72,889	0	72,889
Repurchase Agreements	0	284	0	284
Mexico Treasury Bills	0	167,149	0	167,149
U.S. Treasury Bills	0	2,900	0	2,900
Central Funds Used for Cash Management Purposes	670,469	0	0	670,469
	$673,693	$2,711,423	$20,495	$3,405,611

Financial Derivative Instruments - Assets
Credit Contracts	0	3,323	0	3,323
Equity Contracts	10,151	82,112	0	92,263
Foreign Exchange Contracts	0	14,241	0	14,241
Interest Rate Contracts	14	12,895	0	12,909
	$10,165	$112,571	$0	$122,736

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(666)	0	(666)
Equity Contracts	0	(40,285)	0	(40,285)
Foreign Exchange Contracts	0	(10,409)	0	(10,409)
Interest Rate Contracts	(6,124)	(12,798)	(245)	(19,167)
	$(6,124)	$(64,158)	$(245)	$(70,527)

Totals	$677,734	$2,759,836	$20,250	$3,457,820

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$143	$0	$(2)	$0	$0	$(2)	$0	$0	$139	$(3)
Industrials	6,032	0	0	0	0	(247)	0	0	5,785	(247)
Mortgage-Backed Securities	0	0	0	0	0	0	1,351	0	1,351	0
Asset-Backed Securities	2,920	11,684	(1,384)	0	2	(2)	0	0	13,220	0

	$9,095	$11,684	$(1,386)	$0	$2	$(251)	$1,351	$0	$20,495	$(250)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(274)	$0	$0	$0	$0	$29	$0	$0	$(245)	$29

Totals	$8,821	$11,684	$(1,386)	$0	$2	$(222)	$1,351	$0	$20,250	$(221)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$139	Third Party Vendor	Broker Quote	102.79
Industrials	5,785	Third Party Vendor	Broker Quote	99.75
Mortgage-Backed Securities	1,351	Third Party Vendor	Broker Quote	86.00
Asset-Backed Securities	13,220	Benchmark Pricing		99.65 - 100.00

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(245)	Indicative Market Quotations	Broker Quote	0.16 - 0.18

Total	$20,250

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® AR Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.695% due 05/02/2016		$273	$272

Total Bank Loan Obligations (Cost $261)			272

CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 14.2%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		200	201
Ally Financial, Inc.
3.475% due 02/11/2014		2,100	2,116
3.672% due 06/20/2014		200	203
4.500% due 02/11/2014		3,500	3,538
4.625% due 06/26/2015		12,900	13,228
6.750% due 12/01/2014		235	248
7.500% due 12/31/2013		2,300	2,363
7.500% due 09/15/2020		8,300	9,597
8.300% due 02/12/2015		2,500	2,700
American General Institutional Capital
7.570% due 12/01/2045		12,500	14,937
American International Group, Inc.
5.050% due 10/01/2015		100	108
8.175% due 05/15/2068		26,250	32,156
ASIF
3.000% due 02/17/2017	EUR	3,500	4,453
6.150% due 10/14/2019		6,800	10,427
Banco del Estado de Chile
4.125% due 10/07/2020		$4,200	4,231
Banco do Brasil S.A.
3.875% due 10/10/2022		2,000	1,758
5.875% due 01/19/2023		3,700	3,580
6.000% due 01/22/2020		1,500	1,612
Banco Santander Brasil S.A.
2.373% due 03/18/2014		400	398
4.250% due 01/14/2016		300	305
Banco Santander Chile
1.876% due 01/19/2016		1,000	1,003
Bank of America Corp.
0.605% due 08/15/2016		400	386
1.696% due 01/30/2014		1,900	1,911
Bank of Montreal
1.950% due 01/30/2018		300	307
2.850% due 06/09/2015		100	104
Banque PSA Finance S.A.
2.182% due 04/04/2014		200	198
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	12,900	25,700
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	209
6.500% due 03/10/2021		200	211
6.750% due 09/30/2022		8,100	8,768
BPCE S.A.
2.375% due 10/04/2013		100	100
CIT Group, Inc.
4.750% due 02/15/2015		16,100	16,402
5.250% due 04/01/2014		5,700	5,800
Citigroup, Inc.
0.544% due 06/09/2016		11,100	10,718
1.727% due 01/13/2014		2,200	2,213
5.000% due 09/15/2014		7,700	8,004
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		100	100
Credit Agricole S.A.
1.726% due 01/21/2014		300	302
Export-Import Bank of Korea
4.000% due 01/29/2021		4,700	4,682
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,400	1,420
HBOS PLC
0.974% due 09/06/2017		2,500	2,321
ING Bank NV
2.500% due 01/14/2016		100	103
International Lease Finance Corp.
4.875% due 04/01/2015		1,300	1,326
5.625% due 09/20/2013		200	202
6.500% due 09/01/2014		15,300	15,988
6.625% due 11/15/2013		8,100	8,232
6.750% due 09/01/2016		200	217
8.625% due 09/15/2015		600	659

Itau Unibanco Holding S.A.
5.500% due 08/06/2022		3,800	3,648
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	1,500	1,954
0.893% due 02/26/2016		$31,100	31,056
KeyBank N.A.
7.413% due 10/15/2027		4,000	4,417
Korea Development Bank
3.000% due 09/14/2022		1,700	1,558
3.500% due 08/22/2017		300	307
4.375% due 08/10/2015		700	739
LBG Capital PLC
7.869% due 08/25/2020	GBP	13,814	21,431
8.500% due 12/17/2021 (d)		$200	205
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,008
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		1,100	1,479
Moody’s Corp.
4.500% due 09/01/2022		4,500	4,513
Morgan Stanley
0.757% due 10/15/2015		300	294
Petrobras Global Finance BV
2.000% due 05/20/2016		19,000	18,650
2.414% due 01/15/2019		500	491
3.000% due 01/15/2019		600	559
PKO Finance AB
4.630% due 09/26/2022		700	683
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,085
Rabobank Group
11.000% due 06/30/2019 (d)		7,000	9,033
RCI Banque S.A.
2.148% due 04/11/2014		400	401
SLM Corp.
0.576% due 01/27/2014		7,450	7,386
5.375% due 05/15/2014		100	102
6.250% due 01/25/2016		2,700	2,872
Springleaf Finance Corp.
6.900% due 12/15/2017		1,300	1,282
SSIF Nevada LP
0.977% due 04/14/2014		1,000	1,005
State Bank of India
4.500% due 07/27/2015		1,000	1,043
Toyota Motor Credit Corp. CPI Linked Bond
2.270% due 09/10/2013		2,600	2,602
Tri-Command Military Housing LLC
5.383% due 02/15/2048		3,347	2,735
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		200	197

			349,480

INDUSTRIALS 3.2%
AbbVie, Inc.
1.033% due 11/06/2015		6,200	6,263
Baidu, Inc.
2.250% due 11/28/2017		1,100	1,072
Braskem Finance Ltd.
5.750% due 04/15/2021		5,800	5,684
Computer Sciences Corp.
6.500% due 03/15/2018		4,645	5,191
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		2,400	2,394
Daimler Finance North America LLC
0.879% due 01/09/2015		5,300	5,319
1.472% due 09/13/2013		500	501
DISH DBS Corp.
6.625% due 10/01/2014		1,900	1,986
7.750% due 05/31/2015		2,500	2,719
Ford Motor Co.
7.125% due 11/15/2025		5,000	5,705
Gerdau Holdings, Inc.
7.000% due 01/20/2020		800	848
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,000	4,950
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		2,300	2,205
HCA, Inc.
7.875% due 02/15/2020		8,900	9,606
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		800	902
Petrobras International Finance Co.
3.875% due 01/27/2016		900	930

President and Fellows of Harvard College
6.500% due 01/15/2039	8,600	11,672
Rohm & Haas Co.
6.000% due 09/15/2017	500	571
Transocean, Inc.
4.950% due 11/15/2015	300	322
United Airlines, Inc.
6.750% due 09/15/2015	1,600	1,652
Volkswagen International Finance NV
0.884% due 04/01/2014	2,300	2,305
1.074% due 02/17/2014	7,000	7,026

		79,823

UTILITIES 0.2%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	1,200	1,074
Majapahit Holding BV
7.750% due 01/20/2020	500	550
Telefonica Chile S.A.
3.875% due 10/12/2022	1,200	1,101
Verizon Communications, Inc.
0.474% due 03/06/2015	1,900	1,898

		4,623

Total Corporate Bonds & Notes (Cost $443,749)		433,926

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 2.4%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	39,100	46,439
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	1,500	1,688
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,400	1,539
5.000% due 05/15/2032	9,400	10,095

		59,761

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	2,100	2,215

NEW YORK 0.5%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2029	9,215	10,095
5.000% due 05/01/2030	600	657
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,043
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	600	653

		12,448

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,300	1,862

TEXAS 0.2%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,900	4,491

WASHINGTON 0.3%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	7,000	8,055

Total Municipal Bonds & Notes (Cost $94,042)		88,832

U.S. GOVERNMENT AGENCIES 35.9%
Fannie Mae
0.253% due 12/25/2036	252	249
0.543% due 03/25/2037 - 09/25/2042	886	884
0.573% due 07/25/2037	330	332
0.593% due 09/25/2035	390	389
0.603% due 09/25/2035	954	963
0.823% due 05/25/2040	375	380
0.875% due 08/28/2017 - 05/21/2018	31,100	30,416
0.913% due 06/25/2037	148	150
0.923% due 06/25/2040	3,290	3,316
0.933% due 03/25/2040	793	802
0.943% due 11/25/2039 - 01/25/2040	1,242	1,259

1.013% due 12/25/2039	260	263
1.093% due 07/25/2039	200	203
1.250% due 01/30/2017	300	302
1.374% due 06/01/2043 - 07/01/2044	355	362
2.053% due 11/01/2035	88	93
2.259% due 05/01/2035	19	20
2.281% due 12/01/2033	199	212
2.310% due 08/01/2022	200	191
2.344% due 03/01/2035	44	46
2.357% due 11/01/2034	11	11
2.402% due 05/01/2036	167	177
2.417% due 10/01/2034	45	48
2.450% due 09/01/2036	166	175
2.464% due 01/01/2035	348	370
2.499% due 07/01/2035	260	276
2.500% due 06/01/2028 - 07/01/2028	43,000	43,208
2.516% due 07/01/2036	183	195
2.571% due 05/25/2035	57	59
2.590% due 07/01/2022	886	864
2.619% due 08/01/2036	166	177
2.638% due 09/01/2035	295	314
2.666% due 10/01/2035	85	91
2.671% due 07/01/2035	210	226
2.701% due 07/01/2034	313	332
2.705% due 08/01/2035	343	366
2.741% due 06/01/2035	466	498
2.770% due 12/01/2033	68	72
2.794% due 08/01/2035	513	546
2.862% due 09/01/2035	289	307
2.864% due 06/01/2035	692	739
2.870% due 09/01/2027	500	450
2.920% due 06/01/2022	2,599	2,592
3.156% due 05/01/2022	2,085	2,195
3.500% due 07/01/2028	2,000	2,084
4.000% due 08/01/2018 - 08/01/2043	303,759	316,743
4.500% due 11/01/2018 - 08/01/2043	96,063	101,971
5.000% due 05/11/2017 - 07/01/2043	63,829	68,796
5.500% due 10/01/2021 - 08/01/2043	17,828	19,350
6.000% due 02/01/2029 - 05/01/2041	2,609	2,856
6.500% due 09/01/2034	11	13
Freddie Mac
0.343% due 07/15/2019	285	285
0.453% due 08/25/2031	113	111
0.523% due 02/15/2037	37	37
0.593% due 06/15/2018	34	34
0.743% due 07/15/2041	2,353	2,369
0.763% due 06/15/2041	2,212	2,234
0.803% due 07/15/2037	457	461
0.863% due 08/15/2037	400	404
0.875% due 03/07/2018	2,800	2,713
0.893% due 08/15/2037	524	530
1.000% due 06/29/2017 - 09/29/2017	14,800	14,666
1.048% due 01/15/2038	315	318
1.250% due 05/12/2017 - 10/02/2019	1,400	1,387
1.374% due 02/25/2045	52	52
1.750% due 05/30/2019	200	197
2.375% due 01/13/2022	500	487
4.000% due 06/15/2038	2,325	2,371
4.375% due 07/17/2015	17,800	19,234
4.500% due 04/01/2039 - 07/01/2041	8,497	8,979
5.500% due 06/01/2027 - 05/01/2040	6,818	7,338
6.000% due 02/01/2034 - 07/01/2043	6,705	7,287
Ginnie Mae
3.000% due 04/15/2042 - 06/15/2043	99,003	98,091
3.500% due 10/15/2040 - 07/01/2043	94,000	96,605
5.000% due 04/15/2039	967	1,047
6.000% due 05/15/2037 - 07/15/2037	466	525
NCUA Guaranteed Notes
0.643% due 10/07/2020	364	366
Small Business Administration
5.290% due 12/01/2027	344	379
5.490% due 03/01/2028	2,974	3,333
5.600% due 09/01/2028	2,888	3,248

Total U.S. Government Agencies (Cost $897,182)		882,021

U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017	410	420
0.125% due 07/15/2022	5,157	5,040
0.625% due 07/15/2021	8,770	9,054
0.625% due 02/15/2043	5,361	4,506
0.750% due 02/15/2042	43,428	38,237
1.125% due 01/15/2021	425	455
1.250% due 07/15/2020	427	463
1.750% due 01/15/2028	7,659	8,579

1.875% due 07/15/2019		327	368
2.000% due 01/15/2026		6,327	7,306
2.375% due 01/15/2025		4,318	5,143
2.375% due 01/15/2027		15,913	19,144
2.500% due 01/15/2029		6,390	7,874
3.625% due 04/15/2028		2,300	3,192
3.875% due 04/15/2029 (i)		3,678	5,299
U.S. Treasury Notes
0.625% due 11/30/2017 (i)		1,400	1,364
0.625% due 04/30/2018		9,000	8,695
0.750% due 10/31/2017 (i)(k)		16,400	16,087
0.750% due 12/31/2017		4,500	4,401
0.750% due 02/28/2018 (i)(k)		79,400	77,431
0.875% due 01/31/2018		3,700	3,633
0.875% due 07/31/2019 (i)		16,800	15,994
1.000% due 06/30/2019		12,100	11,627
1.000% due 08/31/2019		1,700	1,627
1.000% due 11/30/2019		1,600	1,524
1.125% due 05/31/2019		500	485
1.250% due 10/31/2019		1,600	1,552
1.375% due 05/31/2020		500	482

Total U.S. Treasury Obligations (Cost $269,053)			259,982

MORTGAGE-BACKED SECURITIES 4.4%
American Home Mortgage Investment Trust
2.416% due 02/25/2045		127	127
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	49	64
Banc of America Commercial Mortgage Trust
5.919% due 05/10/2045		$900	996
Banc of America Funding Corp.
0.472% due 06/20/2047		600	361
Banc of America Large Loan Trust
2.493% due 11/15/2015		1,341	1,345
Bear Stearns Adjustable Rate Mortgage Trust
3.082% due 01/25/2034		954	942
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		506	494
0.633% due 07/25/2035		2,477	2,434
2.864% due 09/25/2035		131	107
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		100	110
5.405% due 12/11/2040		3,100	3,326
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		483	367
Chaseflex Trust
0.493% due 07/25/2037		1,518	1,118
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		242	236
2.570% due 10/25/2035		133	128
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.392% due 07/15/2044		4,226	4,475
Countrywide Alternative Loan Trust
0.373% due 05/25/2047		487	371
0.383% due 09/25/2046		2,518	1,760
0.473% due 02/25/2037		2,385	1,649
Countrywide Home Loan Mortgage Pass-Through Trust
2.783% due 02/20/2036		103	89
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		300	324
Deutsche ALT-A Securities, Inc.
0.523% due 02/25/2036		6,113	3,928
First Horizon Alternative Mortgage Securities
2.314% due 08/25/2035		716	623
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		439	422
Granite Master Issuer PLC
0.302% due 12/20/2054	EUR	1,746	2,213
0.322% due 12/20/2054		179	227
0.392% due 12/20/2054		$179	174
0.733% due 12/20/2054	GBP	5,787	8,586
0.813% due 12/20/2054		2,894	4,289
Granite Mortgages PLC
0.829% due 06/20/2044		1,788	2,670
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		$288	283
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	104
5.246% due 04/10/2037		2,300	2,341
GS Mortgage Securities Trust
1.260% due 03/06/2020		300	301
1.456% due 03/06/2020		12,500	12,539
GSR Mortgage Loan Trust
2.664% due 09/25/2035		803	793
5.083% due 11/25/2035		453	443

6.000% due 05/25/2037		1,816	1,702
Harborview Mortgage Loan Trust
0.442% due 01/19/2036		1,151	749
IndyMac Mortgage Loan Trust
2.434% due 01/25/2036		428	338
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		2,900	3,224
JPMorgan Mortgage Trust
5.750% due 01/25/2036		44	40
Lanark Master Issuer PLC
1.673% due 12/22/2054		5,600	5,727
Leek Finance Ltd.
0.492% due 12/21/2038		3,112	3,118
Mellon Residential Funding Corp.
0.633% due 12/15/2030		889	859
Merrill Lynch Floating Trust
0.731% due 07/09/2021		1,167	1,164
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		378	328
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	666
Morgan Stanley Capital Trust
5.378% due 11/14/2042		3,200	3,445
5.610% due 04/15/2049		141	144
Residential Accredit Loans, Inc. Trust
3.723% due 12/25/2035		1,216	938
Sequoia Mortgage Trust
0.402% due 06/20/2036		1,420	1,184
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	34	42
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		$352	269
2.607% due 08/25/2034		683	665
2.608% due 01/25/2035		758	698
2.609% due 08/25/2035		309	284
2.648% due 09/25/2035		480	453
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035		189	168
0.473% due 02/25/2036		207	159
Structured Asset Securities Corp.
2.718% due 10/28/2035		322	303
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		554	552
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		3,298	3,271
5.012% due 12/15/2035		5,969	6,015
5.077% due 10/15/2035		4,736	4,755
Wachovia Mortgage Loan Trust LLC
2.985% due 05/20/2036 ^		967	803
WaMu Mortgage Pass-Through Certificates
0.483% due 10/25/2045		85	78
0.513% due 01/25/2045		509	456
1.174% due 02/25/2046		1,075	971
1.368% due 11/25/2042		88	81
1.370% due 05/25/2041		27	26
2.220% due 02/27/2034		257	261
2.470% due 10/25/2046		259	232
2.470% due 12/25/2046		1,042	970
4.973% due 06/25/2037		1,152	1,003
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 03/25/2036		588	575

Total Mortgage-Backed Securities (Cost $106,308)			107,475

ASSET-BACKED SECURITIES 2.8%
Aames Mortgage Investment Trust
1.768% due 01/25/2035		152	151
Apidos CDO Ltd.
0.536% due 07/27/2017		621	619
Ares CLO Ltd.
0.524% due 02/24/2018		173	173
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.013% due 02/25/2034		2,770	2,354
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034		151	150
0.833% due 07/25/2035		500	442
Avalon Capital Ltd.
0.544% due 02/24/2019		1,856	1,849
Avenue CLO Ltd.
0.536% due 10/30/2017		1,578	1,578
Bear Stearns Asset-Backed Securities Trust
0.353% due 08/25/2036		4,114	2,807
0.873% due 10/25/2035		4,800	2,716
Black Diamond CLO Delaware Corp.
0.522% due 06/20/2017		1,175	1,174

Bumper S.A.
1.375% due 02/23/2023	EUR	3,321	4,353
Centurion CDO Ltd.
0.594% due 03/08/2017		$8,816	8,775
Citibank Omni Master Trust
2.943% due 08/15/2018		1,400	1,438
Citigroup Mortgage Loan Trust, Inc.
0.353% due 09/25/2036		8,440	4,020
Credit Suisse Mortgage Capital Certificates
0.793% due 09/25/2037		10,922	9,731
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		40	19
Duane Street CLO Ltd.
0.525% due 11/08/2017		401	401
0.528% due 01/11/2021		5,493	5,471
Fremont Home Loan Trust
0.253% due 01/25/2037		19	10
Hillmark Funding
0.524% due 05/21/2021		1,100	1,079
Honda Auto Receivables Owner Trust
0.880% due 09/21/2015		951	953
Lafayette CLO Ltd.
1.674% due 09/06/2022		1,046	1,046
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		17	16
NOB Hill CLO Ltd.
0.525% due 08/15/2018		1,999	1,989
Pacifica CDO Corp.
0.536% due 01/26/2020		1,483	1,480
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		65	65
Sandelman Finance Ltd.
0.535% due 02/15/2019		2,287	2,284
SLC Student Loan Trust
4.750% due 06/15/2033		193	180
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	2,245	2,869
1.243% due 06/15/2023		$1,493	1,498
3.443% due 05/16/2044		388	402
3.500% due 08/17/2043		959	906
Specialty Underwriting & Residential Finance Trust
0.493% due 12/25/2036		4,900	3,214
Structured Asset Securities Corp.
0.513% due 05/25/2037		3,100	2,571
Venture CDO Ltd.
0.496% due 07/22/2021		600	582
Wood Street CLO BV
0.544% due 11/22/2021	EUR	795	1,015

Total Asset-Backed Securities (Cost $67,973)			70,380

SOVEREIGN ISSUES 1.4%
Autonomous Community of Valencia
4.375% due 07/16/2015		100	130
Indonesia Government International Bond
7.500% due 01/15/2016		$500	552
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	400	557
Mexico Government International Bond
5.000% due 06/16/2016 (c)	MXN	38,723	3,322
6.250% due 06/16/2016		4,700	381
10.000% due 12/05/2024		1,100	115
Province of Ontario
2.850% due 06/02/2023	CAD	21,100	19,255
3.150% due 06/02/2022		6,700	6,347
4.200% due 03/08/2018		100	103
Province of Quebec
3.500% due 07/29/2020		$500	527
Qatar Government International Bond
5.250% due 01/20/2020		3,600	4,041

Total Sovereign Issues (Cost $37,637)			35,330

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
DG Funding Trust
2.534% due 07/29/2013 (d)		243	1,719

Total Preferred Securities (Cost $2,585)			1,719

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.6%
CERTIFICATES OF DEPOSIT 1.5%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$1,800	1,803
1.650% due 09/12/2013		15,800	15,832
1.700% due 09/06/2013		15,500	15,530
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		3,800	3,781

			36,946

COMMERCIAL PAPER 4.6%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		17,200	17,142
British Telecommunications PLC
0.750% due 04/08/2014		1,600	1,592
0.800% due 03/10/2014		16,600	16,500
Entergy Corp.
0.790% due 07/02/2013		900	900
0.790% due 07/08/2013		2,000	2,000
0.790% due 07/23/2013		1,400	1,399
0.790% due 08/02/2013		3,800	3,797
0.790% due 08/05/2013		5,700	5,696
0.790% due 08/13/2013		600	599
0.790% due 08/20/2013		300	300
0.800% due 07/15/2013		1,500	1,500
0.800% due 07/16/2013		700	700
0.800% due 07/18/2013		2,400	2,399
0.800% due 08/27/2013		400	399
0.940% due 11/04/2013		700	699
Ford Motor Credit Co. LLC
0.750% due 09/03/2013		900	898
1.021% due 11/01/2013		1,300	1,296
1.021% due 11/08/2013		2,800	2,790
1.021% due 12/20/2013		3,600	3,583
Santander S.A.
2.370% due 01/02/2014		13,000	12,906
3.100% due 10/01/2013		3,200	3,193
Vodafone Group PLC
0.700% due 02/10/2014		4,200	4,186
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		5,200	5,190
0.740% due 10/10/2013		17,400	17,382
0.740% due 10/15/2013		5,200	5,194

			112,240

REPURCHASE AGREEMENTS (f) 0.2%			4,200

MEXICO TREASURY BILLS 4.1%
3.824% due 07/18/2013 - 09/19/2013 (b)	MXN	1,336,000	102,336

U.S. TREASURY BILLS 0.3%
0.020% due 08/08/2013 - 05/01/2014 (b)(g)(k)		$6,461	6,461

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 30.9%
PIMCO Short-Term Floating NAV Portfolio		263	3

PIMCO Short-Term Floating NAV Portfolio III	76,067,487	759,990

		759,993

Total Short-Term Instruments (Cost $1,027,350)		1,022,176

Total Investments 118.0% (Cost $2,946,140)		$2,902,113
Written Options (h)(j) (0.3%) (Premiums $2,500)		(7,626)
Other Assets and Liabilities (Net) (17.7%)		(435,958)

Net Assets 100.0%		$2,458,529

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,500	U.S. Treasury Bonds 2.750% due 08/15/2042	$(2,606)	$2,500	$2,500
SSB	0.010%	06/28/2013	07/01/2013	1,700	Fannie Mae 2.200% due 10/17/2022	(1,736)	1,700	1,700

						$(4,342)	$4,200	$4,200

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $5,900 at a weighted average interest rate of (0.320%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Ginnie Mae	3.000%	07/01/2043	$99,000	$100,568	$(97,840)

(g)	Securities with an aggregate market value of $4,011 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	198	$115	$(569)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	198	58	(5)

				$173	$(574)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	15	$2
3-Month Euribor June Futures	Long	06/2015	28	(16)
3-Month Euribor March Futures	Long	03/2015	27	(15)
3-Month Euribor September Futures	Long	09/2015	2	(1)
90-Day Eurodollar December Futures	Long	12/2015	850	(1,389)
90-Day Eurodollar June Futures	Long	06/2015	617	1
90-Day Eurodollar March Futures	Long	03/2016	127	(243)
90-Day Eurodollar September Futures	Long	09/2014	35	5
90-Day Eurodollar September Futures	Long	09/2015	142	(185)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	17	8
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	17	(21)

				$(1,854)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$14,500	$(224)	$(207)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		117,900	412	(502)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		23,400	3,206	2,350
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	1,500	(2)	4
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		4,200	(6)	3

						$3,386	$1,648

(i)	Securities with an aggregate market value of $4,436 and cash of $79 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	86		$80	HUS	$1	$0	$1
07/2013	EUR	56,743		73,295	MSC	0	(564)	(564)
07/2013	GBP	17,837		26,835	DUB	0	(294)	(294)
07/2013		29,472		44,680	HUS	0	(146)	(146)
07/2013	JPY	228,500		2,333	BPS	29	0	29
07/2013		57,800		593	BRC	10	0	10
07/2013		69,500		710	MSC	9	0	9
07/2013		840,158		8,510	UAG	38	0	38
07/2013	MXN	73,085		5,966	JPM	334	0	334
07/2013	MYR	831		268	DUB	6	0	6
07/2013		309		100	HUS	2	0	2
07/2013		309		100	JPM	2	0	2
07/2013		1,594		514	UAG	11	0	11
07/2013		$1,094	EUR	843	BOA	4	0	4
07/2013		2,997		2,305	BRC	11	(8)	3
07/2013		48,923		37,219	CBK	0	(477)	(477)
07/2013		10,976		8,235	FBF	0	(257)	(257)
07/2013		1,979		1,484	HUS	0	(47)	(47)
07/2013		4,392		3,334	JPM	0	(52)	(52)
07/2013		1,826		1,384	MSC	0	(25)	(25)
07/2013		2,568		1,939	RYL	0	(44)	(44)
07/2013		2,511	GBP	1,602	BPS	0	(75)	(75)
07/2013		64,756		42,093	BRC	0	(735)	(735)
07/2013		1,245		800	CBK	0	(28)	(28)
07/2013		3,164		2,014	FBF	0	(100)	(100)
07/2013		1,254		800	HUS	0	(38)	(38)
07/2013		4,367	JPY	425,600	BRC	0	(75)	(75)
07/2013		6,210		591,100	JPM	0	(250)	(250)
07/2013		900	MYR	2,739	BRC	0	(36)	(36)
07/2013		100		305	FBF	0	(4)	(4)
08/2013	EUR	25,698		$33,604	CBK	150	0	150
08/2013	GBP	42,093		64,742	BRC	735	0	735
08/2013	IDR	2,976,200		300	HUS	8	0	8
08/2013	MXN	141,771		11,683	BOA	778	0	778
08/2013		2,078		169	FBF	10	0	10
08/2013		51,607		4,247	JPM	277	0	277
08/2013		173,339		14,010	MSC	693	0	693
08/2013		$6,355	BRL	12,912	UAG	0	(609)	(609)
08/2013		5,028	EUR	3,843	HUS	0	(25)	(25)
08/2013		100	IDR	992,200	FBF	0	(3)	(3)
08/2013		200		1,984,000	JPM	0	(5)	(5)
09/2013	CAD	28,491		$27,950	RBC	914	0	914
09/2013	EUR	100		126	BOA	0	(5)	(5)
09/2013		600		757	UAG	0	(24)	(24)
09/2013	MXN	8,321		627	BOA	0	(11)	(11)
09/2013		370,942		29,319	BPS	888	0	888
09/2013		141,356		11,615	FBF	775	0	775
09/2013		21,329		1,614	HUS	11	(32)	(21)
09/2013		108,984		8,526	JPM	178	(4)	174
09/2013		8,586		646	MSC	0	(12)	(12)
09/2013		266,054		21,556	UAG	1,166	0	1,166
09/2013		$17,815	EUR	13,294	FBF	0	(505)	(505)
09/2013		17,187	MXN	212,206	JPM	0	(922)	(922)
09/2013		11		147	MSC	0	0	0
12/2013	EUR	12,200		$15,399	BOA	0	(494)	(494)
04/2014		200		253	CBK	0	(7)	(7)
06/2014		200		254	FBF	0	(7)	(7)
08/2014		100		127	BPS	0	(4)	(4)

						$7,040	$(5,924)	$1,116

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	10,000	$19	$(12)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,000	22	(28)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,500	5	(3)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,500	5	(7)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,500	5	(3)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,500	5	(7)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$10,800	76	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	8,000	17	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		4,500	9	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,800	3	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$11,000	7	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		11,000	65	(364)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		51,500	135	(826)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		6,500	4	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		11,200	12	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		11,200	64	(318)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		6,500	18	(142)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		18,800	64	(302)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		49,900	137	(898)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		85,600	86	(16)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		85,600	364	(1,230)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		28,600	16	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		28,600	73	(624)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		47,800	242	(687)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		11,100	4	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		11,100	43	(316)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	2,600	13	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,000	5	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$4,600	18	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		4,600	31	(70)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,100	23	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,100	37	(78)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		6,300	13	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,300	40	(96)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		27,300	132	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		27,300	93	(415)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,600	62	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		17,600	67	(268)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,900	44	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,900	63	(135)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		12,800	42	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		12,800	46	(195)

								$2,229	$(7,044)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$5,100	$36	$(3)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	5,000	44	(2)

						$80	$(5)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	7	(1)

						$18	$(3)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	0.664%	$300	$2	$(11)	$13
American International Group, Inc.	CBK	1.000%	03/20/2016	0.664%	400	4	(14)	18
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	0.721%	1,400	13	(10)	23
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.417%	300	6	0	6
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%	300	(3)	(2)	(1)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%	800	(10)	(1)	(9)
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.440%	1,700	(21)	(2)	(19)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.196%	13,300	(41)	(243)	202
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.252%	300	(1)	(8)	7
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%	600	(4)	(6)	2
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%	500	(5)	(2)	(3)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%	5,800	(72)	(155)	83
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.252%	1,000	(5)	(11)	6
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%	100	(1)	(1)	0
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%	500	(3)	(5)	2
China Government International Bond	MYC	1.000%	06/20/2016	0.708%	1,500	13	(46)	59
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.108%	100	0	(4)	4
General Electric Capital Corp.	BOA	1.000%	09/20/2016	0.813%	2,400	15	(56)	71
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.318%	700	16	0	16
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%	700	15	0	15
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.418%	600	35	21	14
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.318%	800	18	0	18
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.228%	500	(2)	(8)	6
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.228%	200	(1)	(3)	2
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%	200	(20)	(14)	(6)
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%	2,800	43	(26)	69
MetLife, Inc.	BOA	1.000%	12/20/2014	0.412%	700	6	(13)	19
MetLife, Inc.	GST	1.000%	03/20/2015	0.497%	2,000	18	(121)	139
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%	600	2	(14)	16
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.733%	400	2	(9)	11
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%	800	3	(6)	9
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%	1,900	6	5	1
Mexico Government International Bond	GST	1.000%	03/20/2016	0.880%	7,100	25	(219)	244
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.880%	1,400	5	(9)	14
Prudential Financial, Inc.	GST	1.000%	09/20/2016	0.846%	1,400	8	(27)	35
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%	300	4	1	3

						$70	$(1,019)	$1,089

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$4,400	$121	$257	$(136)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	24	117	(93)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	10,000	275	725	(450)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	700	20	79	(59)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	675	10	0	10
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	1,543	24	0	24

					$474	$1,178	$(704)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	2,200	$(36)	$2	$(38)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		1,800	(34)	(1)	(33)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		2,300	(42)	0	(42)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		1,700	(29)	0	(29)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		2,000	(33)	7	(40)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		2,000	(33)	7	(40)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	9,600	12	5	7
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		4,300	6	2	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		1,400	2	0	2
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		73,300	(98)	11	(109)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		900	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		97,000	(129)	15	(144)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		11,000	2	(8)	10
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		6,000	1	(2)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		7,000	2	(4)	6
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		50,000	(118)	(80)	(38)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MYC		32,000	(76)	(52)	(24)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		2,100	(11)	(4)	(7)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		4,100	(22)	(10)	(12)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		9,000	(36)	(1)	(35)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	UAG		5,000	(20)	(1)	(19)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		100	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		18,000	(61)	(46)	(15)

							$(755)	$(161)	$(594)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLT Index	1,308,017	1-Month USD-LIBOR plus a specified spread	$231,048	10/15/2013	BOA	$(3,765)
Receive	ERAUSST Index	330,240	1-Month USD-LIBOR plus a specified spread	58,000	05/30/2014	BOA	(638)
Pay	ERAUSST Index	88,558	1-Month USD-LIBOR plus a specified spread	15,553	05/30/2014	BOA	171
Receive	ERAUSLT Index	764,801	1-Month USD-LIBOR plus a specified spread	134,322	10/31/2013	BRC	(1,451)
Receive	ERAUSLT Index	5,642,270	1-Month USD-LIBOR plus a specified spread	904,830	03/31/2014	BRC	75,362
Receive	ERAUSLT Index	680,510	1-Month USD-LIBOR plus a specified spread	119,518	08/30/2013	JPM	(1,286)
Receive	ERAUSLT Index	3,265,287	1-Month USD-LIBOR plus a specified spread	576,780	01/15/2014	JPM	(9,424)
Receive	ERAUSLT Index	745,455	1-Month USD-LIBOR plus a specified spread	131,677	04/15/2014	JPM	(2,151)
Receive	ERAUSLT Index	1,412,141	1-Month USD-LIBOR plus a specified spread	236,169	05/15/2014	JPM	9,189

							$66,007

(k)	Securities with an aggregate market value of $10,161 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$272	$0	$272
Corporate Bonds & Notes
Banking & Finance	0	339,053	10,427	349,480
Industrials	0	77,429	2,394	79,823
Utilities	0	4,623	0	4,623
Municipal Bonds & Notes
California	0	59,761	0	59,761
Illinois	0	2,215	0	2,215
New York	0	12,448	0	12,448
Ohio	0	1,862	0	1,862
Texas	0	4,491	0	4,491
Washington	0	8,055	0	8,055
U.S. Government Agencies	0	881,655	366	882,021
U.S. Treasury Obligations	0	259,982	0	259,982
Mortgage-Backed Securities	0	107,475	0	107,475
Asset-Backed Securities	0	60,559	9,821	70,380
Sovereign Issues	0	35,330	0	35,330
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	0	1,719	1,719
Short-Term Instruments
Certificates of Deposit	0	36,946	0	36,946
Commercial Paper	0	112,240	0	112,240
Repurchase Agreements	0	4,200	0	4,200
Mexico Treasury Bills	0	102,336	0	102,336
U.S. Treasury Bills	0	6,461	0	6,461
Central Funds Used for Cash Management Purposes	759,993	0	0	759,993
	$759,993	$2,117,393	$24,727	$2,902,113

Short Sales, at value
U.S. Government Agencies	$0	$(97,840)	$0	$(97,840)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,161	0	1,161
Equity Contracts	0	84,722	0	84,722
Foreign Exchange Contracts	0	7,040	0	7,040
Interest Rate Contracts	16	2,389	0	2,405
	$16	$95,312	$0	$95,328

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(776)	0	(776)
Equity Contracts	0	(18,715)	0	(18,715)
Foreign Exchange Contracts	0	(5,929)	0	(5,929)
Interest Rate Contracts	(1,870)	(8,953)	(3)	(10,826)
	$(1,870)	$(34,373)	$(3)	$(36,246)

Totals	$758,139	$2,080,492	$24,724	$2,863,355

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$10,880	$0	$(35)	$0	$(418)	$0	$0	$10,427	$(418)
Industrials	2,496	0	0	0	0	(102)	0	0	2,394	(102)
U.S. Government Agencies	380	0	(14)	0	0	0	0	0	366	1
Asset-Backed Securities	4,768	8,774	(2,172)	1	12	16	0	(1,578)	9,821	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	1,766	0	0	0	0	(47)	0	0	1,719	(47)

	$9,410	$19,654	$(2,186)	$(34)	$12	$(551)	$0	$(1,578)	$24,727	$(566)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(3)	$0	$0	$0	$0	$0	$0	$0	$(3)	$0

Totals	$9,407	$19,654	$(2,186)	$(34)	$12	$(551)	$0	$(1,578)	$24,724	$(566)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$10,427	Benchmark Pricing	Base Price	118.00
Industrials	2,394	Third Party Vendor	Broker Quote	99.75
U.S. Government Agencies	366	Third Party Vendor	Broker Quote	100.50
Asset-Backed Securities	9,821	Benchmark Pricing	Base Price	99.65 - 100.00
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—
Preferred Securities
Banking & Finance	1,719	Benchmark Pricing	Base Price	$ 7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(3)	Indicative Market Quotations	Broker Quote	0.16

Total	$24,724

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$2,900	$3,042

SOVEREIGN ISSUES 1.2%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	57,301

Total Australia (Cost $66,908)			60,343

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,055

Total Bahrain (Cost $3,936)			4,055

BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Noble Group Ltd.
6.625% due 08/05/2020		$200	200
6.750% due 01/29/2020		200	204
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,043
4.750% due 02/16/2021		1,000	1,042
5.000% due 10/19/2025		200	204
6.500% due 06/10/2014		1,000	1,045
7.875% due 06/10/2019		1,850	2,280

Total Bermuda (Cost $5,974)			6,018

BRAZIL 3.1%
CORPORATE BONDS & NOTES 1.0%
Banco do Brasil S.A.
2.963% due 07/02/2014		$3,000	3,023
4.500% due 01/22/2015		1,600	1,638
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	499
Banco Santander Brasil S.A.
2.373% due 03/18/2014		1,800	1,792
4.500% due 04/06/2015		1,000	1,010
CSN Islands Corp.
6.875% due 09/21/2019		2,080	2,111
CSN Resources S.A.
6.500% due 07/21/2020		3,440	3,367
Petrobras International Finance Co.
5.750% due 01/20/2020		1,170	1,223
5.875% due 03/01/2018		4,550	4,918
7.875% due 03/15/2019		19,750	22,928
8.375% due 12/10/2018		3,100	3,687
Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		630	641

			46,870

SOVEREIGN ISSUES 2.1%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	50,000	15,604
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		21,257	9,569
10.000% due 01/01/2017		170,486	74,791
10.000% due 01/01/2021		3,160	1,353
10.000% due 01/01/2023		3,159	1,342

			102,659

Total Brazil (Cost $167,691)			149,529

CANADA 2.3%
BANK LOAN OBLIGATIONS 0.0%
Novelis, Inc.
3.750% due 03/10/2017		$1,950	1,959

CORPORATE BONDS & NOTES 0.4%
Bank of Montreal
2.850% due 06/09/2015		8,900	9,271
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,751
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		4,300	4,533

			21,555

SOVEREIGN ISSUES 1.9%
Canada Government Bond
2.750% due 06/01/2022	CAD	26,300	25,799
3.000% due 12/01/2036 (b)		9,174	12,338
4.000% due 06/01/2041		900	1,036
Canada Housing Trust
2.400% due 12/15/2022		55,600	50,880
Province of Nova Scotia
7.250% due 07/27/2013		$1,140	1,145

			91,198

Total Canada (Cost $120,420)			114,712

CAYMAN ISLANDS 0.8%
ASSET-BACKED SECURITIES 0.1%
BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		$897	882
Denali Capital CLO Ltd.
0.536% due 04/21/2020		720	718
Galaxy CLO Ltd.
0.516% due 04/25/2019		983	974
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019		587	584
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019		327	326
Octagon Investment Partners Ltd.
0.573% due 11/28/2018		403	400
Pacifica CDO Corp.
0.536% due 01/26/2020		927	925

			4,809

CORPORATE BONDS & NOTES 0.7%
Baidu, Inc.
3.500% due 11/28/2022		5,300	4,759
IPIC GMTN Ltd.
5.000% due 11/15/2020		10,700	11,476
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		11,258	11,426
QNB Finance Ltd.
2.125% due 02/14/2018		2,400	2,310
3.125% due 11/16/2015		2,300	2,367

			32,338

Total Cayman Islands (Cost $36,742)			37,147

CHILE 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Santander Chile
3.750% due 09/22/2015		$5,600	5,784

Total Chile (Cost $5,593)			5,784

DENMARK 0.6%
CORPORATE BONDS & NOTES 0.6%
Nykredit Realkredit A/S
1.308% due 04/01/2038	DKK	115	21
2.000% due 01/01/2014	EUR	22,900	30,108

Total Denmark (Cost $30,820)			30,129

FRANCE 2.3%
CORPORATE BONDS & NOTES 1.5%
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	100	131
4.000% due 06/24/2015		3,450	4,539
4.250% due 02/25/2016		8,000	10,534
4.875% due 09/25/2015		6,400	8,552
6.000% due 07/16/2014		7,100	9,503
BNP Paribas Home Loan SFH
3.000% due 07/23/2013		550	717
BPCE S.A.
2.023% due 02/07/2014		$13,900	14,015
2.375% due 10/04/2013		10,900	10,951
Caisse Francaise de Financement Local
3.875% due 03/12/2014	EUR	200	267
Dexia Credit Local S.A.
0.910% due 04/01/2014	GBP	1,432	2,198
RCI Banque S.A.
2.148% due 04/11/2014		$8,240	8,259
3.400% due 04/11/2014		1,800	1,822

			71,488

SOVEREIGN ISSUES 0.8%
France Government Bond
3.250% due 05/25/2045	EUR	28,700	36,452
Societe Financement de l’Economie Francaise
3.000% due 04/07/2014		1,545	2,054
3.375% due 05/05/2014		$2,980	3,056

			41,562

Total France (Cost $116,951)			113,050

GERMANY 5.5%
CORPORATE BONDS & NOTES 2.2%
DEPFA Deutsche Pfandbriefbank AG
4.500% due 01/15/2014	EUR	1,100	1,464
Erste Abwicklungsanstalt
4.000% due 05/05/2015		1,439	1,991
FMS Wertmanagement AoeR
0.375% due 05/22/2015		5,300	6,898
1.625% due 02/22/2017		7,300	9,779
2.250% due 07/14/2014		3,000	3,988
3.000% due 08/03/2018		7,300	10,362
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		11,701	17,624
4.750% due 06/04/2018		622	942
Investitionsbank Berlin
0.257% due 01/25/2017		15,000	19,449
KFW
0.875% due 06/25/2018		18,000	23,171
4.250% due 07/04/2014		1,300	1,762
NRW Bank
0.625% due 08/01/2016		10,000	12,975

			110,405

SOVEREIGN ISSUES 3.3%
Gemeinsame Deutsche Bundeslaender
1.875% due 10/01/2015		28,000	37,637
2.000% due 06/02/2015		7,317	9,820
Republic of Germany
1.500% due 09/04/2022		27,100	34,957
State of Lower Saxony
2.125% due 06/08/2015		5,006	6,731
3.625% due 01/20/2015		7,025	9,614
State of North Rhine-Westphalia
2.000% due 10/15/2015		27,225	36,682
2.125% due 06/30/2015		9,542	12,839

State of Saxony-Anhalt
3.375% due 06/01/2015		10,349	14,239

			162,519

Total Germany (Cost $274,693)			272,924

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	5,994
5.000% due 01/15/2016		1,500	1,554
5.750% due 11/16/2020		200	205
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,764
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	492
State Bank of India
4.500% due 07/27/2015		1,000	1,043

Total India (Cost $10,747)			11,052

INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.250% due 06/28/2017		$1,000	1,107
7.750% due 01/20/2020		2,000	2,200
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		1,280	1,261

Total Indonesia (Cost $4,741)			4,568

IRELAND 4.9%
ASSET-BACKED SECURITIES 0.4%
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	1,893	2,420
LightPoint Pan-European CLO PLC
0.457% due 01/31/2022		11,650	14,821

			17,241

CORPORATE BONDS & NOTES 3.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$1,100	1,130
7.700% due 08/07/2013		4,500	4,514
8.700% due 08/07/2018		1,900	2,244
Depfa ACS Bank
3.875% due 07/15/2013	EUR	32,550	42,404
3.875% due 11/14/2016		17,700	24,489
3.905% due 04/15/2014		$28,000	28,348
4.375% due 01/15/2015	EUR	35,150	47,908
4.875% due 10/28/2015		$9,683	10,170
EDC Finance Ltd.
4.875% due 04/17/2020		2,100	1,927
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		5,200	5,473
Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022		2,300	2,136
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	800
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		3,000	3,124
5.450% due 11/22/2017		300	313
6.902% due 07/09/2020		700	771

			175,751

MORTGAGE-BACKED SECURITIES 0.9%
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	3,389	5,100
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	19,181	24,932
Opera Finance PLC
0.428% due 10/20/2014		7,988	10,321

Quokka Finance PLC
0.400% due 09/01/2016		2,613	3,348

			43,701

Total Ireland (Cost $241,525)			236,693

ITALY 0.7%
CORPORATE BONDS & NOTES 0.7%
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$31,100	30,594
6.500% due 02/24/2021		5,100	5,142

			35,736

SOVEREIGN ISSUES 0.0%
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	30	42

Total Italy (Cost $36,440)			35,778

JAPAN 1.5%
CORPORATE BONDS & NOTES 0.2%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,151
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,000	3,946

			11,097

SOVEREIGN ISSUES 1.3%
Japan Government International Bond
0.500% due 03/20/2015	JPY	790,000	8,018
1.200% due 12/10/2017 (b)		1,390,200	15,417
1.400% due 06/10/2018 (b)		2,005,640	22,570
1.500% due 09/20/2018		154,000	1,648
1.700% due 03/20/2017		1,550,000	16,496

			64,149

Total Japan (Cost $77,096)			75,246

LUXEMBOURG 1.2%
CORPORATE BONDS & NOTES 1.2%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$400	416
6.212% due 11/22/2016		600	651
8.146% due 04/11/2018		360	414
9.250% due 04/23/2019		14,650	17,727
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		2	2
Hypothekenbank Frankfurt International S.A.
5.125% due 01/21/2016		2,900	3,100
Nord S.A.
3.500% due 02/18/2014	EUR	19,200	25,515
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		$1,600	1,702
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,600	1,663
5.180% due 06/28/2019		300	308
5.400% due 03/24/2017		2,400	2,520
5.499% due 07/07/2015		4,400	4,673
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	310

Total Luxembourg (Cost $59,912)			59,001

MEXICO 5.3%
CORPORATE BONDS & NOTES 0.3%
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,250	1,319
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		700	315
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		850	297

Petroleos Mexicanos
6.500% due 06/02/2041		10,000	10,375

			12,306

SOVEREIGN ISSUES 5.0%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	450,000	34,864
6.000% due 06/18/2015		132,029	10,522
6.050% due 01/11/2040		$1,500	1,642
6.250% due 06/16/2016	MXN	72,600	5,889
6.500% due 06/10/2021		37,900	3,099
6.500% due 06/09/2022		548,200	44,681
7.750% due 12/14/2017		227,463	19,401
8.000% due 12/17/2015		2,500	209
8.000% due 06/11/2020		389,330	34,427
8.500% due 12/13/2018		231,172	20,444
10.000% due 12/05/2024		683,070	71,209

			246,387

Total Mexico (Cost $261,955)			258,693

NETHERLANDS 5.7%
ASSET-BACKED SECURITIES 0.3%
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	8,371	10,608
Harbourmaster CLO BV
0.469% due 06/15/2020		705	906
Jubilee CDO BV
0.719% due 10/15/2019		244	315
Leopard CLO BV
0.572% due 04/21/2020		1,174	1,509
Wood Street CLO BV
0.544% due 11/22/2021		868	1,108

			14,446

CORPORATE BONDS & NOTES 2.6%
Bank Nederlandse Gemeenten
3.750% due 12/16/2013		18,806	24,886
E.ON International Finance BV
5.800% due 04/30/2018		$800	929
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,817	2,430
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,300	3,495
10.500% due 03/25/2014		7,650	8,124
ING Bank NV
2.625% due 12/05/2022		13,600	12,776
3.375% due 03/03/2014	EUR	1,930	2,566
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019		34,300	44,855
4.375% due 01/22/2018 (f)		12,400	18,588
NIBC Bank NV
3.500% due 04/07/2014		1,200	1,601
Rabobank Group
3.875% due 02/08/2022		$300	303
SABIC Capital BV
3.000% due 11/02/2015		2,750	2,850
SNS Bank NV
3.500% due 03/10/2014	EUR	2,150	2,863

			126,266

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL
1.010% due 04/17/2041		579	659
Eurosail PLC
1.710% due 10/17/2040		317	391
Storm BV
1.110% due 09/22/2052		579	758

			1,808

SOVEREIGN ISSUES 2.8%
Netherlands Government Bond
1.250% due 01/15/2019		42,200	55,143
1.750% due 07/15/2023		54,700	68,764
2.500% due 01/15/2017		10,350	14,306

			138,213

Total Netherlands (Cost $282,387)			280,733

NEW ZEALAND 0.0%
CORPORATE BONDS & NOTES 0.0%
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$1,300	1,305

Total New Zealand (Cost $1,302)			1,305

NORWAY 0.6%
CORPORATE BONDS & NOTES 0.6%
DNB Boligkreditt A/S
2.100% due 10/14/2016		$11,500	11,808
2.900% due 03/29/2017		12,300	12,860
Eksportfinans ASA
2.000% due 09/15/2015		700	676
2.375% due 05/25/2016		1,400	1,348
3.000% due 11/17/2014		500	501
5.500% due 05/25/2016		600	628
5.500% due 06/26/2017		3,400	3,536

Total Norway (Cost $30,449)			31,357

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	147
5.750% due 09/23/2022		132	44
6.250% due 10/24/2015		5,680	1,825

Total Poland (Cost $2,155)			2,016

QATAR 0.8%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$500	517
5.000% due 07/21/2020		8,300	9,192
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		6,261	6,762
5.832% due 09/30/2016		233	248
6.750% due 09/30/2019		3,550	4,171

			20,890

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
4.500% due 01/20/2022		2,000	2,155
5.250% due 01/20/2020		11,125	12,488
6.400% due 01/20/2040		6,100	7,183
			21,826

Total Qatar (Cost $40,196)			42,716

RUSSIA 1.0%
CORPORATE BONDS & NOTES 0.0%
ALROSA Finance S.A.
7.750% due 11/03/2020		$700	753
SOVEREIGN ISSUES 1.0%
Russia Government International Bond
7.500% due 03/31/2030		40,764	47,827

Total Russia (Cost $47,794)			48,580

SINGAPORE 0.7%
CORPORATE BONDS & NOTES 0.7%
Temasek Financial Ltd.
4.300% due 10/25/2019		$15,400	16,673
4.625% due 07/26/2022	GBP	11,500	19,713

Total Singapore (Cost $38,323)			36,386

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	354,800	37,432

Total South Africa (Cost $45,924)			37,432

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of Korea
4.000% due 01/11/2017		$500	525
4.000% due 01/29/2021		4,800	4,782
5.125% due 06/29/2020		8,800	9,357
5.875% due 01/14/2015		1,200	1,278
8.125% due 01/21/2014		6,300	6,545
Korea Development Bank
8.000% due 01/23/2014		10,650	11,065
Korea Electric Power Corp.
3.000% due 10/05/2015		5,700	5,880
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		6,000	6,195
6.250% due 06/17/2014		3,200	3,347

Total South Korea (Cost $48,528)			48,974

SPAIN 2.4%
CORPORATE BONDS & NOTES 0.9%
Bankia S.A.
0.414% due 09/23/2013	EUR	1,300	1,680
3.500% due 11/13/2014		2,000	2,648
3.500% due 12/14/2015		2,100	2,762
4.250% due 07/05/2016		2,900	3,864
4.375% due 02/14/2017		7,600	9,449
BPE Financiaciones S.A. 4.000%
due 07/17/2015 (f)		18,600	24,198

			44,601

SOVEREIGN ISSUES 1.5%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	200,000	1,907
2.125% due 10/01/2014	CHF	900	936
2.750% due 03/24/2016		3,100	3,094
3.875% due 04/07/2015	EUR	2,150	2,769
3.875% due 09/15/2015		600	772
4.300% due 11/15/2016		1,600	2,072
4.750% due 06/04/2018		1,000	1,240
Autonomous Community of Madrid
4.200% due 09/24/2014		4,975	6,634
4.305% due 03/06/2014		4,550	6,019
5.750% due 02/01/2018		500	687
Autonomous Community of Valencia
2.584% due 09/03/2017		400	464
3.250% due 07/06/2015		900	1,132
4.000% due 11/02/2016		200	251
4.375% due 07/16/2015		4,750	6,177
4.750% due 03/20/2014		2,400	3,178
Junta de Castilla y Leon
6.270% due 02/19/2018		5,300	7,343
6.505% due 03/01/2019		950	1,324
Spain Government International Bond
5.500% due 04/30/2021		25	35
Xunta de Galicia
5.763% due 04/03/2017		17,375	23,797
6.131% due 04/03/2018		1,500	2,081

			71,912

Total Spain (Cost $115,776)			116,513

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Investment Bank
4.600% due 01/30/2037	CAD	5,900	6,039
European Union
3.125% due 04/03/2014	EUR	90	120

International Bank for Reconstruction & Development
0.000% due 12/20/2015		5,000	3,291

Total Supranational (Cost $9,891)			9,450

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	2,865
Stadshypotek AB
3.000% due 10/01/2014		2,900	3,898

Total Sweden (Cost $7,273)			6,763

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$600	649
National Bank of Abu Dhabi PJSC
3.250% due 03/27/2017		2,900	2,980

Total United Arab Emirates (Cost $3,623)			3,629

UNITED KINGDOM 10.0%
BANK LOAN OBLIGATIONS 0.3%
Alliance Boots Holdings Ltd.
3.604% due 07/10/2017	EUR	9,300	12,041
3.604% due 07/10/2017	GBP	2,900	4,384

			16,425

CORPORATE BONDS & NOTES 3.7%
Abbey National Treasury Services PLC 3.125% due 06/30/2015	EUR	1,400	1,872
Bank of Scotland PLC
3.875% due 01/15/2014		20,300	26,933
4.500% due 10/23/2013		2,600	3,429
Barclays Bank PLC
4.250% due 01/12/2022	GBP	4,700	7,753
5.015% due 11/12/2013		$250	252
7.625% due 11/21/2022 (f)		12,500	12,297
14.000% due 06/15/2019 (c)	GBP	100	199
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$250	327
Co-operative Group Holdings
5.625% due 07/08/2020	GBP	8,095	11,389
DFS Furniture Holdings PLC
7.625% due 08/15/2018		2,800	4,418
FCE Bank PLC
5.125% due 11/16/2015		1,400	2,266
HSBC Holdings PLC
6.800% due 06/01/2038		$500	577
7.625% due 05/17/2032		700	847
LBG Capital PLC
3.304% due 03/12/2020	EUR	2,400	2,577
6.439% due 05/23/2020		1,100	1,419
7.625% due 12/09/2019	GBP	1,741	2,682
7.869% due 08/25/2020		2,481	3,849
15.000% due 12/21/2019		5,329	11,299
15.000% due 12/21/2019	EUR	8,300	15,143
Lloyds TSB Bank PLC
4.875% due 03/30/2027	GBP	23,840	39,513
5.125% due 03/07/2025		2,000	3,430
12.000% due 12/16/2024 (c)		$2,300	3,092
Nationwide Building Society
3.875% due 12/05/2013	EUR	2,450	3,238
Northern Rock Asset Management PLC
5.625% due 06/22/2017		$870	992
Royal Bank of Scotland PLC
5.125% due 01/13/2024	GBP	10,600	18,284
Standard Chartered PLC
3.850% due 04/27/2015		$3,000	3,131

			181,208

MORTGAGE-BACKED SECURITIES 2.5%
Aggregator of Loans Backed by Assets PLC
2.760% due 12/16/2042	GBP	1,886	2,957
Arran Residential Mortgages Funding PLC
1.603% due 05/16/2047	EUR	6,812	9,006

Bluestone Securities PLC
0.420% due 06/09/2043		2,521	3,039
DECO Series
0.664% due 01/27/2020	GBP	1,597	2,298
Eurosail PLC
0.365% due 03/13/2045	EUR	1,252	1,507
0.666% due 12/10/2044	GBP	484	681
Gemgarto
3.456% due 05/14/2045		9,521	15,023
Granite Master Issuer PLC
0.302% due 12/20/2054	EUR	1,311	1,662
0.392% due 12/20/2054		$163	158
0.402% due 12/20/2054	EUR	2,027	2,572
Great Hall Mortgages PLC
0.340% due 06/18/2039		1,562	1,837
0.403% due 06/18/2039		$10,501	9,339
0.640% due 03/18/2039	GBP	2,232	3,086
0.649% due 06/18/2039		687	947
0.659% due 06/18/2038		894	1,233
Hercules Eclipse PLC
0.744% due 10/25/2018		14,579	20,421
Leek Finance Ltd.
0.532% due 09/21/2038		$15,951	16,042
0.552% due 12/21/2037		11,082	11,351
0.789% due 12/21/2037	GBP	2,239	3,498
Mall Funding PLC
1.184% due 04/22/2017		3,739	5,410
Mansard Mortgages PLC
1.160% due 12/15/2049		3,365	4,745
Opera Finance PLC
0.706% due 02/02/2017		1,051	1,572
Residential Mortgage Securities PLC
3.009% due 12/16/2050		1,345	2,112

			120,496

SOVEREIGN ISSUES 3.5%
United Kingdom Gilt
0.125% due 03/22/2024 (b)		78,263	123,676
1.750% due 09/07/2022		30,900	44,356
1.875% due 11/22/2022 (b)		2,578	4,802

			172,834

Total United Kingdom (Cost $525,599)			490,963

UNITED STATES 27.7%
ASSET-BACKED SECURITIES 1.8%
Access Group, Inc.
1.576% due 10/27/2025		$624	624
Accredited Mortgage Loan Trust
0.323% due 02/25/2037		3,715	3,346
0.473% due 04/25/2036		700	472
Argent Securities Trust
0.343% due 06/25/2036		1,589	567
0.343% due 07/25/2036		947	361
0.433% due 07/25/2036		1,183	463
Asset-Backed Funding Certificates Trust
0.353% due 01/25/2037		939	507
0.413% due 01/25/2037		2,537	1,383
Asset-Backed Securities Corp. Home Equity Loan Trust
0.823% due 09/25/2034		936	835
Bear Stearns Asset-Backed Securities Trust
0.303% due 02/25/2037		2,170	1,905
0.433% due 06/25/2047		1,000	778
0.513% due 01/25/2047		700	591
0.603% due 12/25/2035		1,000	909
0.683% due 09/25/2035		1,000	675
0.863% due 06/25/2035		2,000	1,445
Countrywide Asset-Backed Certificates
0.313% due 06/25/2036		757	711
0.323% due 06/25/2037		563	556
0.323% due 11/25/2037		1,896	1,846
0.333% due 07/25/2037		1,600	1,106
0.343% due 05/25/2037		1,441	1,200
0.363% due 05/25/2037		1,500	1,263
0.373% due 07/25/2036		914	887
0.373% due 08/25/2036		309	298
0.543% due 04/25/2036		1,000	937
0.578% due 11/25/2035		729	668
0.833% due 10/25/2035		1,000	833
0.913% due 07/25/2034		600	531
4.910% due 04/25/2036		800	769
5.210% due 02/25/2036		1,000	841
5.348% due 07/25/2036		950	956

5.526% due 07/25/2036		1,167	1,188
5.585% due 10/25/2046		2,589	2,368
5.714% due 04/25/2047		2,000	1,314
Credit-Based Asset Servicing and Securitization LLC
4.522% due 03/25/2037 ^		1,511	862
Fieldstone Mortgage Investment Trust
0.353% due 11/25/2036		1,848	958
First Franklin Mortgage Loan Trust
0.333% due 09/25/2036		1,702	1,439
0.433% due 10/25/2036		2,000	1,180
0.683% due 09/25/2035		1,500	1,248
1.043% due 07/25/2034		700	559
First NLC Trust
0.898% due 12/25/2035		1,359	1,253
Fremont Home Loan Trust
0.363% due 02/25/2036		1,976	1,439
0.443% due 05/25/2036		2,000	828
0.523% due 01/25/2036		1,500	937
0.673% due 07/25/2035		802	801
GSAA Home Equity Trust
0.643% due 08/25/2037		692	550
GSAMP Trust
0.293% due 12/25/2046		1,882	956
0.313% due 12/25/2036		1,433	726
0.343% due 12/25/2046		941	481
0.463% due 04/25/2036		1,000	499
Home Equity Asset Trust
1.393% due 10/25/2033		953	878
Home Equity Mortgage Loan Asset-Backed Trust
0.433% due 04/25/2047		800	429
JPMorgan Mortgage Acquisition Trust
0.273% due 08/25/2036		7	2
0.340% due 07/25/2036		2,820	1,304
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		192	194
MASTR Asset-Backed Securities Trust
0.433% due 03/25/2036		1,000	486
Merrill Lynch Mortgage Investors Trust
0.303% due 08/25/2037		985	546
0.453% due 04/25/2037		1,000	477
Mid-State Trust
8.330% due 04/01/2030		308	328
Morgan Stanley ABS Capital, Inc.
0.283% due 01/25/2037		941	499
0.333% due 10/25/2036		999	521
0.343% due 11/25/2036		2,100	1,099
0.423% due 10/25/2036		1,230	625
0.623% due 09/25/2035		500	393
Morgan Stanley Home Equity Loan Trust
0.663% due 08/25/2035		300	277
New Century Home Equity Loan Trust
0.473% due 10/25/2035		1,591	1,547
0.703% due 09/25/2035		1,000	835
People’s Choice Home Loan Securities Trust
1.543% due 01/25/2035		2,000	1,250
RAAC Series
0.673% due 03/25/2037		1,000	888
0.763% due 03/25/2037		1,412	1,099
Residential Asset Mortgage Products Trust
0.583% due 02/25/2036		1,000	889
0.813% due 05/25/2035		1,000	862
Residential Asset Securities Corp. Trust
0.343% due 07/25/2036		2,897	2,464
0.343% due 08/25/2036		1,330	1,232
0.373% due 04/25/2037		1,174	1,146
0.443% due 04/25/2037		2,000	1,669
0.533% due 11/25/2035		500	461
Securitized Asset-Backed Receivables LLC
0.483% due 12/25/2035		1,759	1,432
1.168% due 03/25/2035		1,102	1,005
SLM Student Loan Trust
0.479% due 09/15/2021	EUR	521	677
1.776% due 04/25/2023		$422	435
3.443% due 05/16/2044		1,553	1,608
3.500% due 08/17/2043		959	906
Soundview Home Loan Trust
0.433% due 07/25/2036		1,000	499
0.453% due 02/25/2037		1,897	881
Specialty Underwriting & Residential Finance Trust
0.493% due 12/25/2036		1,500	984
5.850% due 02/25/2037		787	445
Structured Asset Investment Loan Trust
0.343% due 09/25/2036		1,817	1,294
0.653% due 06/25/2035		1,000	911
0.913% due 02/25/2035		1,000	821
1.168% due 10/25/2033		980	926

Structured Asset Securities Corp.
0.353% due 03/25/2036		808	761
0.533% due 02/25/2036		1,000	793
0.643% due 11/25/2035		1,000	857
Washington Mutual Asset-Backed Certificates Trust
0.433% due 05/25/2036		2,000	930
Wells Fargo Home Equity Trust
0.453% due 05/25/2036		2,000	1,687
0.783% due 11/25/2035		1,250	1,057

			89,158

BANK LOAN OBLIGATIONS 1.0%
Dell, Inc.
5.000% due 11/06/2013		28,000	27,925
H.J. Heinz Co.
3.500% due 06/05/2020		14,400	14,417
HCA, Inc.
2.695% due 05/02/2016		1,775	1,771
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,357	1,360
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		1,108	1,141

			46,614

CORPORATE BONDS & NOTES 6.0%
ADT Corp.
3.500% due 07/15/2022		4,750	4,374
Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	3,775
Ally Financial, Inc.
7.500% due 09/15/2020		3,800	4,394
Altria Group, Inc.
4.750% due 05/05/2021		300	322
7.750% due 02/06/2014		1,500	1,562
9.250% due 08/06/2019		270	358
9.700% due 11/10/2018		1,926	2,562
American Airlines Pass-Through Trust
8.625% due 04/15/2023		318	338
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,025
5.050% due 10/01/2015		15,700	17,032
Amgen, Inc.
3.625% due 05/15/2022		2,000	2,002
AT&T, Inc.
4.300% due 12/15/2042		10	9
Aviation Capital Group Corp.
7.125% due 10/15/2020		11,400	12,444
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	6,705	9,655
Bank of America Corp.
7.375% due 05/15/2014		$200	210
Bear Stearns Cos. LLC
7.250% due 02/01/2018		3,400	4,051
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,093
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,428
Cleco Power LLC
6.000% due 12/01/2040		3,000	3,254
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,122
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,550	1,608
CVS Pass-Through Trust
7.507% due 01/10/2032		2,605	3,215
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,875
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	543
8.000% due 06/01/2014		6,300	6,664
8.125% due 01/15/2020		2,000	2,416
8.700% due 10/01/2014		5,200	5,669
Gerdau Holdings, Inc.
7.000% due 01/20/2020		10,300	10,918
Goldman Sachs Group, Inc.
6.875% due 01/18/2038	GBP	1,100	1,842
Health Care Service Corp.
4.700% due 01/15/2021		$4,800	5,097
JPMorgan Chase & Co.
0.611% due 10/12/2015	EUR	800	1,022
3.200% due 01/25/2023		$4,000	3,803
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	9,000	11,317
4.375% due 11/30/2021		600	811

5.375% due 09/28/2016	GBP	9,500	15,806
Kinder Morgan Energy Partners LP
7.400% due 03/15/2031		$200	238
9.000% due 02/01/2019		300	383
Lynx Corp.
6.000% due 04/15/2021	GBP	2,000	3,031
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		$350	367
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		9	10
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		4,250	4,802
6.875% due 04/25/2018		4,820	5,551
6.875% due 11/15/2018		12,454	14,516
Metropolitan Life Global Funding
3.000% due 01/10/2023		2,200	2,069
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,058
Pride International, Inc.
6.875% due 08/15/2020		3,500	4,158
8.500% due 06/15/2019		307	391
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022		302	279
SLM Corp.
0.576% due 01/27/2014		896	888
8.000% due 03/25/2020		2,000	2,172
Southwestern Energy Co.
7.500% due 02/01/2018		1,200	1,424
Stone Street Trust
5.902% due 12/15/2015		13,000	13,973
Tagua Leasing LLC
1.581% due 11/16/2024		6,832	6,515
UAL Pass-Through Trust
10.400% due 05/01/2018		219	252
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,246
WEA Finance LLC
5.750% due 09/02/2015		500	546
WM Covered Bond Program
4.000% due 11/26/2016	EUR	19,600	27,895
4.375% due 09/16/2014		32,950	44,364

			292,744

MORTGAGE-BACKED SECURITIES 2.0%
Adjustable Rate Mortgage Trust
3.779% due 11/25/2037 ^		$894	569
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		996	818
Banc of America Funding Corp.
0.402% due 04/20/2047		409	298
2.639% due 05/25/2035		713	718
6.000% due 07/25/2037 ^		666	514
Banc of America Large Loan Trust
2.493% due 11/15/2015		4,915	4,931
Banc of America Mortgage Trust
3.108% due 09/25/2034		953	938
5.500% due 11/25/2035		1,000	971
6.000% due 10/25/2036 ^		490	433
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		3,100	3,449
BCAP LLC Trust
0.365% due 08/26/2046		1,000	809
0.403% due 05/25/2047		1,090	699
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		245	188
2.763% due 12/25/2046		2,180	1,691
2.878% due 05/25/2047 ^		1,910	1,537
2.921% due 04/25/2034		520	512
2.982% due 02/25/2034		53	52
Bear Stearns Alt-A Trust
2.576% due 03/25/2036		1,066	732
2.709% due 05/25/2035		419	385
2.864% due 09/25/2035		196	161
2.943% due 05/25/2036		1,009	561
5.246% due 09/25/2035		968	763
Chase Mortgage Finance Trust
4.755% due 03/25/2037		947	770
5.500% due 11/25/2035		1,413	1,418
Citigroup Mortgage Loan Trust, Inc.
2.641% due 05/25/2035		315	309
5.466% due 04/25/2037		812	704
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037		1,613	1,377
Countrywide Alternative Loan Trust
0.313% due 06/25/2036		6,257	4,302

0.473% due 02/25/2037	1,348	932
0.527% due 11/20/2035	148	108
0.573% due 08/25/2036	576	567
2.736% due 06/25/2037	1,025	819
5.500% due 10/25/2035	103	92
6.000% due 01/25/2037 ^	1,335	1,066
6.000% due 02/25/2037 ^	2,459	1,848
6.000% due 05/25/2037 ^	1,134	880
6.250% due 12/25/2036 ^	1,129	895
8.000% due 10/25/2036	91	76
Countrywide Home Loan Mortgage Pass-Through Trust
0.533% due 06/25/2035	703	635
0.943% due 03/25/2035	1,091	457
2.963% due 08/25/2034	32	28
5.500% due 10/25/2034	1,697	1,762
6.250% due 09/25/2036	1,147	967
Credit Suisse Mortgage Capital Certificates
2.604% due 04/26/2038	1,600	1,555
Credit Suisse Mortgage Pass-Through Certificates
5.954% due 09/15/2039	4,500	5,037
CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^	763	569
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036	886	732
Downey Savings & Loan Association Mortgage Loan Trust
2.552% due 07/19/2044	145	142
Greenpoint Mortgage Funding Trust
0.353% due 02/25/2037	174	126
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033	72	71
Harborview Mortgage Loan Trust
0.432% due 06/19/2035	1,694	1,397
2.842% due 02/25/2036 ^	128	98
2.853% due 07/19/2035	112	104
3.258% due 07/19/2035	715	701
HomeBanc Mortgage Trust
0.523% due 10/25/2035	1,822	1,495
HSI Asset Securitization Corp. Trust
0.413% due 11/25/2035	1,337	803
Impac Secured Assets Trust
0.343% due 11/25/2036	2,108	1,291
0.363% due 01/25/2037	1,734	1,255
3.030% due 07/25/2035	276	218
IndyMac Mortgage Loan Trust
0.433% due 07/25/2035	26	22
2.509% due 11/25/2035	2,195	1,725
2.566% due 12/25/2034	20	19
2.958% due 06/25/2036	600	434
JPMorgan Alternative Loan Trust
2.777% due 05/25/2037 ^	1,029	732
5.600% due 12/25/2036	488	415
JPMorgan Mortgage Trust
2.819% due 10/25/2035	921	782
2.858% due 07/25/2035	460	462
3.005% due 07/25/2035	837	850
4.479% due 02/25/2035	38	38
Lavender Trust
6.250% due 10/26/2036	268	262
Lehman Mortgage Trust
6.000% due 09/25/2037	1,046	981
Lehman XS Trust
0.353% due 03/25/2047	1,215	800
Merrill Lynch Floating Trust
0.731% due 07/09/2021	1,829	1,824
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	111	96
0.443% due 11/25/2035	20	18
1.193% due 10/25/2035	19	19
3.006% due 03/25/2036 ^	231	157
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	1,300	1,477
Morgan Stanley Capital Trust
3.884% due 09/15/2047	4,500	4,773
5.692% due 04/15/2049	300	335
Morgan Stanley Mortgage Loan Trust
1.093% due 02/25/2036	196	155
2.605% due 11/25/2037	1,677	1,274
2.973% due 09/25/2035	560	451
5.091% due 05/25/2036	522	396
Morgan Stanley Re-REMIC Trust
5.982% due 08/15/2045	200	225
Prime Mortgage Trust
0.693% due 02/25/2035	951	864
6.000% due 06/25/2036	343	290
Residential Accredit Loans, Inc. Trust
0.293% due 05/25/2037	1,056	736

0.323% due 02/25/2037	1,321	1,056
0.333% due 01/25/2037	1,808	1,451
0.363% due 12/25/2036	687	492
0.373% due 06/25/2046	229	103
0.383% due 07/25/2036	966	678
0.593% due 11/25/2036 ^	778	458
5.000% due 09/25/2036 ^	214	162
6.000% due 07/25/2036 ^	1,500	1,162
6.500% due 07/25/2037	1,007	780
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	1,139	1,038
6.000% due 06/25/2037	126	112
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 06/25/2037	766	623
0.513% due 10/25/2035	323	274
5.057% due 04/25/2036 ^	644	512
5.081% due 05/25/2036	1,386	1,375
Structured Asset Mortgage Investments Trust
0.403% due 05/25/2046	83	51
Structured Asset Securities Corp.
5.250% due 09/25/2034	876	911
WaMu Mortgage Pass-Through Certificates
0.473% due 11/25/2045	243	210
1.568% due 08/25/2042	22	20
4.534% due 12/25/2036 ^	1,043	886
6.099% due 10/25/2036	1,800	1,482
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.353% due 02/25/2037	1,395	949
5.500% due 11/25/2035	384	337
6.500% due 08/25/2035 ^	283	230
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035	1,596	1,573
2.619% due 01/25/2035	111	110
2.641% due 03/25/2036	1,103	1,079

		96,061

MUNICIPAL BONDS & NOTES 1.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	5,600	6,550
American Municipal Power Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	8,300
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,116
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	2,600	3,023
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	8,080
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,166
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	600	684
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	6,500	7,233
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,035
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,500	2,621

		49,808

	SHARES
PREFERRED SECURITIES 0.1%
GMAC Capital Trust
8.125% due 02/15/2040	150,000	3,908

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 6.7%
Fannie Mae
0.000% due 06/01/2017	$7,000	6,631
0.623% due 11/25/2040	4,882	4,912
0.643% due 11/25/2040	5,647	5,697
1.393% due 09/25/2039	2,812	2,871
2.375% due 07/28/2015	100	104
2.440% due 08/01/2022	493	476
2.500% due 01/01/2027 - 12/01/2027	113,839	114,728
2.850% due 06/01/2022	600	605
2.920% due 06/01/2022	1,700	1,675

3.000% due 12/01/2021 - 06/01/2043	53,374	53,075
3.500% due 01/01/2026 - 10/01/2040	51	53
4.000% due 07/01/2029 - 05/01/2042	16,328	17,035
4.500% due 05/01/2023 - 08/01/2041	32,318	34,251
5.000% due 02/01/2027 - 10/01/2041	22,504	24,338
5.500% due 01/01/2029 - 07/01/2041	25,563	27,734
6.000% due 02/01/2014 - 06/01/2040	3,783	4,119
Freddie Mac
0.673% due 10/15/2040	11,278	11,402
4.000% due 06/15/2042	500	538
4.500% due 05/01/2041	534	564
5.000% due 07/15/2014	600	630
NCUA Guaranteed Notes
0.573% due 03/06/2020	4,408	4,402
Tennessee Valley Authority
5.250% due 09/15/2039	1,450	1,639
7.125% due 05/01/2030	10,000	13,814

		331,293

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Bonds
2.875% due 05/15/2043 (h)	103,700	91,920
3.125% due 02/15/2043 (f)(h)(k)	18,900	17,669
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (h)	149,899	146,802
0.125% due 07/15/2022	4,348	4,250
0.625% due 07/15/2021	8,873	9,160
1.250% due 07/15/2020	12,369	13,437
2.375% due 01/15/2025	11,843	14,107
2.375% due 01/15/2027	2,076	2,497
2.500% due 01/15/2029 (h)	48,219	59,419
3.875% due 04/15/2029	9,336	13,450
U.S. Treasury Notes
1.750% due 05/15/2022 (h)(k)	48,200	45,935
2.000% due 02/15/2023	31,300	30,103

		448,749

Total United States (Cost $1,362,229)		1,358,335

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$800	792
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,600	3,046
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,600	1,744
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,526
7.250% due 02/02/2020	700	787
7.500% due 07/18/2016	4,050	4,511
7.875% due 03/13/2018	3,800	4,341

Total Virgin Islands (British) (Cost $17,248)		16,747

SHORT-TERM INSTRUMENTS 19.4%
CERTIFICATES OF DEPOSIT 0.2%
Banco do Brasil S.A.
0.000% due 01/24/2014	$4,000	3,980
Itau Unibanco Holding S.A.
0.000% due 11/01/2013	7,000	6,929

		10,909

COMMERCIAL PAPER 1.8%
Santander S.A.
3.100% due 10/01/2013	70,800	70,648
Standard Chartered Bank
0.950% due 10/01/2013	15,500	15,492

		86,140

REPURCHASE AGREEMENTS (e) 0.0%		368

SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.226% due 07/26/2013	5,200	5,201

U.S. TREASURY BILLS 0.1%
0.109% due 02/06/2014 - 05/29/2014 (a)(f)(k)	5,502	5,497

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 17.2%
PIMCO Short-Term Floating NAV Portfolio	84,527,723	845,784

Total Short-Term Instruments (Cost $953,533)		953,899

PURCHASED OPTIONS (i) 0.1%
(Cost $4,100)		3,043

Total Investments 101.0% (Cost $5,058,474)		$4,963,563
Written Options (g)(j) (0.2%) (Premiums $6,616)		(8,313)
Other Assets and Liabilities (Net) (0.8%)		(39,620)

Net Assets 100.0%		$4,915,630

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$368	Fannie Mae 2.200% due 10/17/2022	$(379)	$368	$368

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Reverse Repurchase Agreements
BRC	(1.250%)	05/23/2013	05/23/2015	EUR	514	$(669)
	(1.000%)	06/25/2013	12/31/2013		5,076	(6,607)
	(0.300%)	03/26/2013	03/26/2015		2,226	(2,895)
	(0.200%)	06/11/2013	06/10/2015		2,812	(3,660)
CFR	(0.500%)	05/01/2013	04/29/2015		$4,157	(4,153)
SAL	(1.100%)	02/22/2013	02/22/2015		6,427	(6,402)

						$(24,386)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Sale-Buyback Transactions
MEI	(0.080%)	06/27/2013	07/01/2013	EUR	14,260	$(18,561)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $105,467 at a weighted average interest rate of (0.059%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2028	$2,000	$2,105	$(2,084)
Fannie Mae	4.000%	07/01/2043	11,000	11,559	(11,459)

				$13,664	$(13,543)

(f)	Securities with an aggregate market value of $46,139 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	71	$40	$(204)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	71	22	(2)

				$62	$(206)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Short	12/2013	955	$55
3-Month Euribor December Futures	Long	12/2015	4,074	(431)
3-Month Euribor June Futures	Short	06/2014	954	321
3-Month Euribor June Futures	Long	06/2015	2,366	(1,351)
3-Month Euribor March Futures	Short	03/2014	949	225
3-Month Euribor September Futures	Short	09/2013	955	(86)
3-Month Euribor September Futures	Long	09/2015	4,035	(124)
3-Year Mid-Curve Put Options Strike @ EUR 99.000 on 03-Month Euribor July Futures	Short	07/2013	1,192	(1,326)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	12	43
90-Day Eurodollar December Futures	Short	12/2015	43	49
90-Day Eurodollar June Futures	Long	06/2015	1,192	(666)
90-Day Eurodollar March Futures	Long	03/2015	1,024	(424)
Canada Government 10-Year Bond September Futures	Long	09/2013	62	(316)
Euro-Bobl September Futures	Short	09/2013	126	135
Euro-Bund 10-Year Bond September Futures	Short	09/2013	38	(31)
Euro-Buxl 30-Year Bond September Futures	Short	09/2013	32	105
U.S. Treasury 10-Year Note September Futures	Long	09/2013	21	(80)
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	2	15

				$(3,887)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	955,500	$(1,096)	$(986)
Pay	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	4,500	(233)	(177)
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023		3,900	294	293
Pay	3-Month CAD-Bank Bill	6.200%	12/15/2025		2,900	210	(33)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		$37,400	620	352
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		21,600	1,340	890
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	27,500	262	243
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		55,500	(76)	48
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		1,900	(75)	(67)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		72,300	(2,419)	(2,291)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		23,000	(339)	(537)
Pay	6-Month EUR-EURIBOR	1.000%	09/18/2018	EUR	42,000	(861)	(703)
Receive	6-Month EUR-EURIBOR	2.500%	09/18/2043		62,300	584	2,394
Receive	6-Month GBP-LIBOR	2.250%	09/18/2023	GBP	75,900	3,988	4,593
Pay	6-Month GBP-LIBOR	3.250%	09/18/2043		2,900	(91)	(180)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	5,640,000	928	(294)

						$3,036	$3,545

(h)	Securities with an aggregate market value of $29,502 and cash of $39 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	3,837		$3,695	CBK	$186	$0	$186
07/2013	EUR	3,609		4,704	BPS	7	0	7
07/2013		66,713		87,047	FBF	209	0	209
07/2013		1,614		2,152	RYL	51	0	51
07/2013	HKD	260,386		33,575	JPM	2	0	2
07/2013	IDR	573,723,980		55,919	BRC	0	(1,331)	(1,331)
07/2013	ILS	10,372		2,880	CBK	29	0	29
07/2013		113,038		31,161	JPM	90	0	90
07/2013	INR	3,454,900		57,630	SCX	0	(264)	(264)
07/2013	KRW	22,838,499		19,612	BRC	0	(369)	(369)
07/2013		64,876,263		55,928	DUB	0	(833)	(833)
07/2013		44,269,423		38,026	UAG	0	(706)	(706)
07/2013	MYR	104,122		32,416	JPM	0	(438)	(438)
07/2013	SGD	38,182		29,841	DUB	0	(283)	(283)
07/2013	THB	1,327,067		43,045	HUS	284	0	284
07/2013	TWD	39,164		1,302	DUB	0	(5)	(5)
07/2013		1,864,660		62,155	UAG	0	(74)	(74)
07/2013		$82,207	EUR	63,270	DUB	149	0	149
07/2013		4,567		3,443	SOG	0	(85)	(85)
07/2013		33,561	HKD	260,386	HUS	13	0	13
07/2013		58,040	IDR	573,723,980	UAG	0	(790)	(790)
07/2013		17,030	ILS	61,705	HUS	0	(69)	(69)
07/2013		16,879		61,705	MSC	82	0	82
07/2013		2,830	INR	158,593	BRC	0	(172)	(172)
07/2013		59,468		3,296,307	CBK	0	(4,232)	(4,232)
07/2013		529	JPY	51,598	BPS	0	(9)	(9)
07/2013		91,713	KRW	102,348,770	CBK	0	(2,167)	(2,167)
07/2013		26,555		29,635,416	UAG	0	(626)	(626)
07/2013		33,443	MYR	104,122	BPS	0	(588)	(588)
07/2013		30,756	SGD	38,182	FBF	0	(631)	(631)
07/2013		45,138	THB	1,327,067	UAG	0	(2,378)	(2,378)
07/2013		63,535	TWD	1,903,824	UAG	1	0	1
07/2013		28,870	ZAR	289,642	DUB	333	(21)	312
07/2013		17,686		175,677	JPM	14	0	14
07/2013		2,637		26,878	RYL	71	0	71
07/2013		17,721		175,677	UAG	0	(21)	(21)
07/2013	ZAR	718,080		$79,778	JPM	7,430	0	7,430
08/2013	AUD	7,168		6,594	CBK	63	0	63
08/2013	BRL	23,639		10,957	BRC	437	0	437
08/2013		14,930		6,907	CBK	263	0	263
08/2013		13,371		6,172	DUB	221	0	221
08/2013		14,976		6,970	FBF	305	0	305
08/2013		42,746		19,463	HUS	439	0	439
08/2013		17,356		7,792	MSC	68	0	68
08/2013		16,397		7,677	UAG	379	0	379
08/2013	CAD	1,552		1,499	CBK	25	0	25
08/2013	EUR	773	AUD	1,050	BOA	0	(50)	(50)
08/2013		1,734	GBP	1,475	BOA	0	(14)	(14)
08/2013		13,071		$17,118	BPS	101	0	101
08/2013		14,435		18,929	BRC	135	0	135
08/2013		16,717		22,298	CBK	534	0	534
08/2013		2,049		2,717	DUB	50	0	50
08/2013		21,831		28,463	GLM	40	0	40
08/2013		110,695		144,833	JPM	716	0	716
08/2013		40,411		52,829	SOG	217	0	217
08/2013	GBP	2,343		3,545	BPS	0	(18)	(18)
08/2013		206,866		313,202	BRC	0	(1,323)	(1,323)
08/2013		25,650		39,154	CBK	206	(51)	155
08/2013		26,698		40,720	HUS	128	0	128
08/2013	JPY	571,226		6,007	RYL	246	0	246
08/2013		$4,542	AUD	4,723	BOA	0	(239)	(239)
08/2013		3,196		3,419	BPS	0	(81)	(81)
08/2013		10,060		10,510	HUS	0	(485)	(485)
08/2013		1,430	BRL	2,988	MSC	0	(100)	(100)
08/2013		77,560		157,586	UAG	0	(7,430)	(7,430)
08/2013		2,649	CAD	2,738	CBK	0	(49)	(49)
08/2013		88,713		91,480	UAG	0	(1,837)	(1,837)
08/2013		54,709	CHF	52,795	RYL	1,211	0	1,211
08/2013		4,949	CNY	31,000	DUB	57	0	57
08/2013		3,498		22,000	RYL	55	0	55
08/2013		10,437		65,497	UAG	138	0	138
08/2013		30,649	CZK	602,483	MSC	0	(497)	(497)
08/2013		25,073	DKK	144,790	RYL	209	0	209
08/2013		271		1,525	UAG	0	(5)	(5)
08/2013		171,925	EUR	133,180	BPS	1,640	(174)	1,466
08/2013		2,885		2,165	BRC	0	(66)	(66)
08/2013		17,068		12,858	DUB	0	(328)	(328)
08/2013		111,610		85,361	FBF	0	(483)	(483)
08/2013		12,102		9,268	GLM	79	(115)	(36)
08/2013		12,932		9,754	JPM	0	(233)	(233)
08/2013		21,117		16,397	UAG	230	0	230
08/2013		9,122	GBP	5,894	BOA	0	(160)	(160)
08/2013		3,396		2,195	CBK	0	(59)	(59)
08/2013		4,280		2,830	DUB	23	0	23
08/2013		58,662		37,781	FBF	0	(1,219)	(1,219)
08/2013		19,111		12,201	GLM	0	(560)	(560)
08/2013		69,924		46,410	HUS	639	0	639
08/2013		1,920		1,240	RYL	0	(34)	(34)
08/2013		1,004		645	UAG	0	(24)	(24)
08/2013		188	JPY	17,853	DUB	0	(8)	(8)
08/2013		62,830		6,224,900	RYL	397	(450)	(53)
08/2013		302,186		30,990,772	UAG	10,417	(67)	10,350
08/2013		7,933	NOK	46,470	RYL	0	(297)	(297)
08/2013		2,469	NZD	3,066	BOA	0	(102)	(102)
08/2013		17,838	PLN	56,542	GLM	0	(866)	(866)
08/2013		53,045		169,627	UAG	0	(2,128)	(2,128)
08/2013		24	RON	79	CBK	0	(1)	(1)
08/2013		43,223	SEK	288,700	RYL	0	(224)	(224)
09/2013	EUR	157		$208	BOA	3	0	3
09/2013	MXN	78,562		6,040	BRC	19	0	19
09/2013		644,548		49,706	CBK	304	0	304
09/2013		29,420		2,260	DUB	5	0	5
09/2013		626,690		48,566	FBF	534	0	534
09/2013		34,839		2,670	HUS	0	0	0
09/2013		223,738		17,678	JPM	530	0	530
09/2013		81,389		6,260	UAG	22	0	22
09/2013		$10,297	CLP	5,126,247	BRC	0	(321)	(321)
09/2013		368	MXN	4,914	CBK	9	0	9
09/2013		17,220		224,179	FBF	0	(38)	(38)
09/2013		29,841	SGD	38,182	DUB	287	0	287
10/2013	COP	5,055,680		$2,590	UAG	0	(12)	(12)
10/2013	KRW	255,464		220	BRC	0	(3)	(3)
10/2013		3,721,798		3,209	JPM	0	(34)	(34)
10/2013	PEN	19,154		7,414	FBF	586	0	586
10/2013	RUB	133,390		4,000	BRC	2	0	2
10/2013		43,167		1,290	HUS	0	(4)	(4)
10/2013		$39,670	COP	74,182,335	FBF	0	(1,497)	(1,497)
10/2013		33,582	HKD	260,386	JPM	3	0	3
10/2013		53,972	IDR	573,723,980	BRC	1,282	0	1,282
10/2013		31,105	ILS	113,038	JPM	0	(93)	(93)
10/2013		56,656	INR	3,454,900	SCX	232	0	232
10/2013		19,546	KRW	22,838,499	BRC	354	0	354
10/2013		55,733		64,876,263	DUB	795	0	795
10/2013		37,896		44,269,423	UAG	677	0	677
10/2013		32,244	MYR	104,122	JPM	339	0	339
10/2013		14,793	PEN	38,307	FBF	0	(1,136)	(1,136)
10/2013		126,626	RUB	4,029,249	JPM	0	(5,861)	(5,861)
10/2013		42,820	THB	1,327,067	HUS	0	(259)	(259)
10/2013		37,360	TRY	68,253	JPM	0	(2,518)	(2,518)
10/2013		62,263	TWD	1,864,660	UAG	46	0	46
04/2014		4,076	CNY	25,000	RYL	0	(90)	(90)
09/2015		16,337		100,000	CBK	0	(651)	(651)
09/2015		19,105		117,180	DUB	0	(724)	(724)
09/2015		4,709		28,920	JPM	0	(172)	(172)

						$34,648	$(49,282)	$(14,634)

(i) Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$45,200	$2,278	$1,694

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	BRC	JPY	115.000	05/21/2014	$130,770	$1,822	$1,349

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$3,000	$10	$(13)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		3,000	10	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		49,200	174	(213)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		49,200	174	0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	63,500	126	(78)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		63,500	126	(173)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		198,500	398	(243)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		198,500	398	(541)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		115,200	229	(141)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		87,700	174	(239)
Call - OTC 1-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		38,100	75	(47)
Put - OTC 1-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		38,100	75	(104)
Call - OTC 1-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		19,500	38	(24)
Put - OTC 1-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		19,500	38	(53)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		$17,000	122	(229)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		17,000	122	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,700	12	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		7,400	13	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,800	7	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,400	6	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		$189,800	2,278	(1,274)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	09/23/2013	EUR	121,500	483	(2,092)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		8,100	39	(5)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		3,100	14	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		6,100	31	(4)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$13,100	46	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		13,100	91	(199)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		12,600	53	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		12,600	94	(192)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		12,900	49	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		12,900	91	(196)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,300	25	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,300	21	(126)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,500	32	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,500	38	(129)
Call - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	1.300%	09/16/2013	EUR	23,000	39	(3)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.900%	09/16/2013		23,000	223	(688)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		1,000	7	0
Call - OTC 10-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	1.300%	09/16/2013		35,400	57	(5)
Put - OTC 10-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	1.900%	09/16/2013		35,400	337	(1,059)

								$6,375	$(8,072)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$91	$(16)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	88	(19)

						$179	$(35)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.054%	$50	$(1)	$0	$(1)
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	0.875%	250	(1)	23	(24)
Macy’s Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	0.103%	350	(21)	(36)	15
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.213%	50	(1)	0	(1)
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	0.303%	3,000	(38)	19	(57)
Safeway, Inc.	JPM	(1.000%	)	03/20/2018	2.008%	3,200	143	319	(176)
Valero Energy Corp.	GST	(2.700%	)	03/20/2019	1.396%	50	(3)	0	(3)

							$78	$325	$(247)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Banque Centrale de Tunisie S.A.	BRC	1.000%	03/20/2016	3.468%		$14,600	$(929)	$(568)	$(361)
Brazil Government International Bond	BOA	1.000%	06/20/2021	2.149%		2,600	(205)	(108)	(97)
Brazil Government International Bond	BRC	3.810%	02/20/2014	0.774%		40	1	0	1
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.771%		27,100	23	174	(151)
Brazil Government International Bond	DUB	1.000%	03/20/2021	2.133%		10,000	(759)	(446)	(313)
Brazil Government International Bond	DUB	1.000%	09/20/2021	2.164%		16,200	(1,326)	(676)	(650)
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		12,650	88	(379)	467
China Government International Bond	DUB	1.000%	12/20/2016	0.805%		800	6	(40)	46
China Government International Bond	DUB	1.000%	09/20/2017	0.950%		3,150	8	(23)	31
China Government International Bond	FBF	1.000%	03/20/2015	0.492%		7,000	64	76	(12)
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		4,800	33	(235)	268
China Government International Bond	JPM	1.000%	12/20/2016	0.805%		11,400	80	(553)	633
China Government International Bond	MYC	1.000%	12/20/2016	0.805%		13,800	96	(481)	577
China Government International Bond	RYL	1.000%	12/20/2016	0.805%		1,400	10	(65)	75
China Government International Bond	UAG	1.000%	12/20/2016	0.805%		800	6	(37)	43
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	0.445%		1,000	15	(1)	16
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.305%		1,200	13	(47)	60
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	0.445%		500	8	0	8
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.305%		2,000	21	(35)	56
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.445%		2,800	43	(8)	51
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.477%		1,000	15	(8)	23
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	0.445%		1,000	16	(1)	17
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.445%		500	8	0	8
Export-Import Bank of China	BOA	1.000%	09/20/2016	0.904%		650	3	(18)	21
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.982%		1,800	1	(175)	176
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.904%		650	2	(18)	20
Mexico Government International Bond	BPS	1.000%	09/20/2017	1.113%		4,200	(19)	(43)	24
Mexico Government International Bond	CBK	1.000%	12/20/2014	0.691%		60	0	(2)	2
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.880%		850	3	(9)	12
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.620%		50	(3)	(2)	(1)
Mexico Government International Bond	DUB	1.000%	06/20/2021	1.620%		10,000	(436)	(388)	(48)
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.637%		20,000	(918)	(753)	(165)
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.839%		13,450	58	0	58
Mexico Government International Bond	JPM	1.000%	03/20/2016	0.880%		5,000	18	(53)	71
Mexico Government International Bond	MYC	1.000%	06/20/2021	1.620%		3,750	(164)	(139)	(25)
Qatar Government International Bond	FBF	1.000%	03/20/2016	0.523%		600	8	0	8
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.523%		3,000	40	(3)	43
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.549%		500	6	(4)	10
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.523%		900	12	(1)	13
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.549%		500	6	(4)	10
Qatar Government International Bond	RYL	1.000%	03/20/2016	0.523%		1,000	13	(1)	14
Republic of Korea	DUB	1.000%	09/20/2015	0.419%		300	4	(2)	6
Russia Government International Bond	BRC	1.000%	09/20/2015	1.260%		3,400	(18)	(124)	106
Russia Government International Bond	HUS	1.000%	03/20/2018	1.832%		5,000	(184)	(108)	(76)
SLM Corp.	UAG	5.000%	12/20/2016	2.628%		350	28	(11)	39
Teck Resources Ltd.	CBK	1.000%	03/20/2016	0.990%		3,400	2	(10)	12
Texas State General Obligation Bonds, Series 2003	MYC	0.950%	03/20/2021	0.581%		7,200	187	0	187
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.146%	EUR	2,400	10	(24)	34

							$(4,006)	$(5,353)	$1,347

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$4,350	$174	$546	$(372)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	2,000	80	265	(185)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	4,500	230	608	(378)
CDX.IG-20 5-Year Index	BRC	1.000%	06/20/2018	166,900	1,078	1,042	36

					$1,562	$2,461	$(899)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month EUR-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/18/2015	BOA	EUR	41,227	$53,100	$569	$(408)	$977
Floating rate equal to 3-Month EUR-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/18/2015	DUB		405,509	524,286	3,609	(124)	3,733

							$4,178	$(532)	$4,710

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.210%	01/02/2017	JPM	BRL	40,600	$(1,062)	$(51)	$(1,011)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	900	(18)	5	(23)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		1,000	0	4	(4)
Pay	28-Day MXN-TIIE	7.330%	01/28/2015	HUS	MXN	38,479	129	(3)	132
Pay	28-Day MXN-TIIE	7.340%	01/28/2015	BRC		49,880	168	0	168
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	CBK		621,000	1,971	(2)	1,973
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		124,900	(165)	(114)	(51)

							$1,023	$(161)	$1,184

(k)	Securities with an aggregate market value of $22,746 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$3,042	$0	$3,042
Sovereign Issues	0	57,301	0	57,301
Bahrain
Sovereign Issues	0	4,055	0	4,055
Bermuda
Corporate Bonds & Notes	0	6,018	0	6,018
Brazil
Corporate Bonds & Notes	0	43,847	3,023	46,870
Sovereign Issues	0	102,659	0	102,659
Canada
Bank Loan Obligations	0	1,959	0	1,959
Corporate Bonds & Notes	0	21,555	0	21,555
Sovereign Issues	0	91,198	0	91,198
Cayman Islands
Asset-Backed Securities	0	4,809	0	4,809
Corporate Bonds & Notes	0	32,338	0	32,338
Chile
Corporate Bonds & Notes	0	5,784	0	5,784
Denmark
Corporate Bonds & Notes	0	30,129	0	30,129
France
Corporate Bonds & Notes	0	71,488	0	71,488
Sovereign Issues	0	41,562	0	41,562
Germany
Corporate Bonds & Notes	0	110,405	0	110,405
Sovereign Issues	0	162,519	0	162,519
India
Corporate Bonds & Notes	0	11,052	0	11,052
Indonesia
Corporate Bonds & Notes	0	4,568	0	4,568
Ireland
Asset-Backed Securities	0	17,241	0	17,241
Corporate Bonds & Notes	0	175,751	0	175,751
Mortgage-Backed Securities	0	43,701	0	43,701
Italy
Corporate Bonds & Notes	0	35,736	0	35,736
Sovereign Issues	0	42	0	42
Japan
Corporate Bonds & Notes	0	11,097	0	11,097
Sovereign Issues	0	64,149	0	64,149
Luxembourg
Corporate Bonds & Notes	0	59,001	0	59,001
Mexico
Corporate Bonds & Notes	0	12,306	0	12,306
Sovereign Issues	0	246,387	0	246,387
Netherlands
Asset-Backed Securities	0	14,446	0	14,446
Corporate Bonds & Notes	0	126,266	0	126,266
Mortgage-Backed Securities	0	1,808	0	1,808
Sovereign Issues	0	138,213	0	138,213
New Zealand
Corporate Bonds & Notes	0	1,305	0	1,305
Norway
Corporate Bonds & Notes	0	31,357	0	31,357
Poland
Sovereign Issues	0	2,016	0	2,016
Qatar
Corporate Bonds & Notes	0	20,890	0	20,890
Sovereign Issues	0	21,826	0	21,826
Russia
Corporate Bonds & Notes	0	753	0	753
Sovereign Issues	0	47,827	0	47,827
Singapore
Corporate Bonds & Notes	0	36,386	0	36,386
South Africa
Sovereign Issues	0	37,432	0	37,432
South Korea
Corporate Bonds & Notes	0	48,974	0	48,974
Spain
Corporate Bonds & Notes	0	44,601	0	44,601
Sovereign Issues	0	71,912	0	71,912
Supranational
Corporate Bonds & Notes	0	9,450	0	9,450
Sweden
Corporate Bonds & Notes	0	6,763	0	6,763
United Arab Emirates
Corporate Bonds & Notes	0	3,629	0	3,629
United Kingdom
Bank Loan Obligations	0	16,425	0	16,425
Corporate Bonds & Notes	0	181,208	0	181,208
Mortgage-Backed Securities	0	120,496	0	120,496
Sovereign Issues	0	172,834	0	172,834
United States
Asset-Backed Securities	0	89,158	0	89,158
Bank Loan Obligations	0	45,473	1,141	46,614
Corporate Bonds & Notes	0	290,546	2,198	292,744
Mortgage-Backed Securities	0	92,612	3,449	96,061
Municipal Bonds & Notes	0	49,808	0	49,808
Preferred Securities	3,908	0	0	3,908
U.S. Government Agencies	0	326,891	4,402	331,293
U.S. Treasury Obligations	0	448,749	0	448,749
Virgin Islands (British)
Corporate Bonds & Notes	0	16,747	0	16,747
Short-Term Instruments
Certificates of Deposit	0	10,909	0	10,909
Commercial Paper	0	86,140	0	86,140
Repurchase Agreements	0	368	0	368
Short-Term Notes	0	5,201	0	5,201
U.S. Treasury Bills	0	5,497	0	5,497
Central Funds Used for Cash Management Purposes	845,784	0	0	845,784
Purchased Options
Foreign Exchange Contracts	0	1,349	0	1,349
Interest Rate Contracts	0	1,694	0	1,694
	$849,692	$4,099,658	$14,213	$4,963,563

Short Sales, at value
U.S. Government Agencies	$0	$(13,543)	$0	$(13,543)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,297	0	3,297
Foreign Exchange Contracts	0	39,358	0	39,358
Interest Rate Contracts	948	11,086	0	12,034
	$948	$53,741	$0	$54,689

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,096)	0	(3,096)
Foreign Exchange Contracts	0	(49,282)	0	(49,282)
Interest Rate Contracts	(4,835)	(14,635)	(35)	(19,505)

	$(4,835)	$(67,013)	$(35)	$(71,883)

Totals	$845,805	$4,072,843	$14,178	$4,932,826

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$3,029	$0	$0	$(4)	$0	$(2)	$0	$0	$3,023	$(2)
United States
Bank Loan Obligations	2,142	0	(1,000)	1	4	(6)	0	0	1,141	5
Corporate Bonds & Notes	2,231	0	(46)	(1)	(3)	17	0	0	2,198	20
Mortgage-Backed Securities	3,522	0	0	0	0	(73)	0	0	3,449	(73)
U.S. Government Agencies	4,718	0	(300)	0	0	(16)	0	0	4,402	(15)

	$15,642	$0	$(1,346)	$(4)	$1	$(80)	$0	$0	$14,213	$(65)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(38)	$0	$0	$0	$0	$3	$0	$0	$(35)	$3

Totals	$15,604	$0	$(1,346)	$(4)	$1	$(77)	$0	$0	$14,178	$(62)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Brazil
Corporate Bonds & Notes	$3,023	Benchmark Pricing	Base Price	100.88
United States
Bank Loan Obligations	1,141	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes	2,198	Third Party Vendor	Broker Quote	103.75 - 115.00
Mortgage-Backed Securities	3,449	Benchmark Pricing	Base Price	111.50
U.S. Government Agencies	4,402	Third Party Vendor	Broker Quote	99.88

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(35)	Indicative Market Quotation	Broker Quote	0.16

Total	$14,178

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.1%
CORPORATE BONDS & NOTES 3.4%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$12,500	$12,548
Commonwealth Bank of Australia
0.553% due 09/17/2014		4,900	4,915
0.697% due 07/12/2013		7,100	7,101
Westpac Banking Corp.
2.700% due 12/09/2014		7,700	7,937

			32,501

MORTGAGE-BACKED SECURITIES 0.4%
Puma Finance Ltd.
0.414% due 02/21/2038		718	713
3.213% due 08/22/2037	AUD	501	454
3.330% due 07/12/2036		260	235
Swan Trust
4.110% due 04/25/2041		1,894	1,746
Torrens Trust
3.230% due 10/19/2038		590	530

			3,678

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		600	679
3.750% due 11/20/2020		1,900	2,175

			2,854

Total Australia (Cost $39,165)			39,033

BRAZIL 3.5%
SOVEREIGN ISSUES 3.5%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	81,440	25,417
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		18,800	7,984

Total Brazil (Cost $36,156)			33,401

CANADA 1.4%
SOVEREIGN ISSUES 1.4%
Canada Government Bond
4.000% due 06/01/2041	CAD	300	345
Province of British Columbia
4.300% due 06/18/2042		700	718
Province of Ontario
2.100% due 09/08/2018		2,300	2,155
2.450% due 06/29/2022		$1,600	1,509
6.200% due 06/02/2031	CAD	300	372
Province of Quebec
2.750% due 08/25/2021		$4,400	4,327
3.000% due 09/01/2023	CAD	1,500	1,376
4.250% due 12/01/2021		2,700	2,778

Total Canada (Cost $14,304)			13,580

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
ALM Loan Funding
1.074% due 11/20/2020		$519	519
Commercial Industrial Finance Corp.
0.535% due 03/01/2021		1,599	1,581
Duane Street CLO Ltd.
0.525% due 11/08/2017		128	128
Lafayette CLO Ltd.
1.674% due 09/06/2022		244	244

Total Cayman Islands (Cost $2,407)			2,472

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	288	57
Realkredit Danmark A/S
1.358% due 01/01/2038		663	120

Total Denmark (Cost $146)			177

FRANCE 7.7%
CORPORATE BONDS & NOTES 4.4%
Caisse Francaise de Financement Local
0.188% due 06/20/2014		$6,000	5,883
1.550% due 10/31/2013	JPY	37,000	374
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$4,900	5,062
Dexia Credit Local S.A.
2.625% due 01/21/2014	EUR	3,100	4,088
2.750% due 01/10/2014		$12,600	12,735
2.750% due 04/29/2014		10,300	10,481
Vivendi S.A.
6.625% due 04/04/2018		2,600	3,008

			41,631

SOVEREIGN ISSUES 3.3%
France Government Bond
1.000% due 05/25/2018	EUR	24,200	31,199

Total France (Cost $72,962)			72,830

GERMANY 8.5%
CORPORATE BONDS & NOTES 8.3%
FMS Wertmanagement AoeR
0.208% due 01/20/2014	EUR	5,800	7,556
0.327% due 02/18/2015		2,800	3,651
2.375% due 12/15/2014		21,500	28,877
3.375% due 06/17/2021 (g)		8,100	11,832
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	2,091
KFW
2.000% due 09/07/2016	EUR	3,900	5,299
6.250% due 05/19/2021	AUD	15,300	15,467
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		4,500	4,344

			79,117

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	1,238	1,603

Total Germany (Cost $84,745)			80,720

IRELAND 1.4%
ASSET-BACKED SECURITIES 0.5%
Avoca CLO PLC
0.575% due 09/15/2021	EUR	1,492	1,911
Magi Funding PLC
0.578% due 04/11/2021		1,171	1,494
Mercator CLO PLC
0.437% due 02/18/2024		1,193	1,519

			4,924

CORPORATE BONDS & NOTES 0.8%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		5,200	7,226

MORTGAGE-BACKED SECURITIES 0.1%
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021		115	149

Talisman Finance PLC
0.411% due 04/22/2017		340	433

			582

Total Ireland (Cost $12,578)			12,732

ITALY 3.6%
ASSET-BACKED SECURITIES 0.4%
Berica ABS SRL
0.522% due 12/30/2055	EUR	3,200	3,984

CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
2.674% due 02/24/2014		$1,300	1,305

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	3,985	4,759

SOVEREIGN ISSUES 2.6%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		17,100	22,310
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,500	2,293

			24,603

Total Italy (Cost $34,724)			34,651

JAPAN 6.6%
CORPORATE BONDS & NOTES 0.3%
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	10,000	101
1.470% due 10/28/2013		20,000	202
4.500% due 03/24/2014	EUR	1,500	1,973
4.750% due 02/28/2014	JPY	20,000	206

			2,482

SOVEREIGN ISSUES 6.3%
Development Bank of Japan, Inc.
4.250% due 06/09/2015		$2,300	2,465
Japan Government International Bond
0.800% due 09/20/2022	JPY	30,000	303
1.500% due 03/20/2033		660,000	6,456
1.600% due 03/20/2033		2,650,000	26,367
1.800% due 03/20/2043		1,710,000	17,183
2.000% due 03/20/2042		330,000	3,461
2.200% due 03/20/2041		330,000	3,610

			59,845

Total Japan (Cost $66,213)			62,327

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	244	317
Penta CLO S.A.
0.518% due 06/04/2024		871	1,080

			1,397

CORPORATE BONDS & NOTES 0.3%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$2,900	2,939

Total Luxembourg (Cost $4,339)			4,336

MEXICO 1.6%
SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	14,121
10.000% due 12/05/2024	MXN	15,000	1,564

Total Mexico (Cost $19,509)			15,685

NETHERLANDS 1.3%
ASSET-BACKED SECURITIES 0.4%
Eurocredit CDO BV
0.686% due 02/22/2020	EUR	711	916
Grosvenor Place CLO BV
0.458% due 07/20/2021		723	928
0.764% due 07/20/2021	GBP	1,249	1,873

			3,717

CORPORATE BONDS & NOTES 0.8%
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$2,600	2,606
3.200% due 11/03/2014		161	167
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,139
NIBC Bank NV
3.500% due 04/07/2014		2,000	2,669
Ziggo Finance BV
6.125% due 11/15/2017		100	136

			7,717

MORTGAGE-BACKED SECURITIES 0.1%
Atomium Mortgage Finance BV
0.334% due 07/01/2034		26	33
Dutch Mortgage Portfolio Loans BV
0.452% due 11/20/2035		1,109	1,443

			1,476

Total Netherlands (Cost $12,972)			12,910

NEW ZEALAND 4.5%
SOVEREIGN ISSUES 4.5%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	24,800	20,566
5.500% due 04/15/2023		11,400	9,801
6.000% due 05/15/2021		12,600	11,122
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		1,600	1,236

Total New Zealand (Cost $41,751)			42,725

NORWAY 1.3%
CORPORATE BONDS & NOTES 1.3%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	3,500	4,711
Eksportfinans ASA
2.000% due 09/15/2015		$4,800	4,632
2.375% due 05/25/2016		3,300	3,176

Total Norway (Cost $11,927)			12,519

SPAIN 3.4%
CORPORATE BONDS & NOTES 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	4,200	5,578
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		2,900	3,906

			9,484

SOVEREIGN ISSUES 2.4%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		1,400	1,840
Instituto de Credito Oficial
1.966% due 03/25/2014		9,500	12,385
4.000% due 12/08/2014	GBP	1,600	2,483
4.530% due 03/17/2016	CAD	380	359
5.000% due 04/10/2017		$200	210
Spain Government International Bond
4.100% due 07/30/2018	EUR	700	934
4.500% due 01/31/2018		1,500	2,027

Xunta de Galicia
6.131% due 04/03/2018		2,300	3,190

			23,428

Total Spain (Cost $33,936)			32,912

SUPRANATIONAL 4.3%
CORPORATE BONDS & NOTES 4.3%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	4,003
EUROFIMA
6.250% due 12/28/2018		4,200	4,145
European Investment Bank
6.125% due 01/23/2017		2,700	2,655
6.250% due 04/15/2015		4,300	4,141
European Union
2.500% due 12/04/2015	EUR	4,200	5,742
2.750% due 06/03/2016		4,200	5,815
3.125% due 01/27/2015		1,100	1,496
3.250% due 11/07/2014		1,100	1,491
3.250% due 04/04/2018		4,200	6,031
3.500% due 06/04/2021		3,400	4,992
International Finance Corp.
5.000% due 08/03/2016	AUD	700	671

Total Supranational (Cost $42,620)			41,182

UNITED KINGDOM 9.6%
BANK LOAN OBLIGATIONS 0.5%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$4,900	4,862
CORPORATE BONDS & NOTES 1.4%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		2,600	2,619
3.125% due 06/30/2015	EUR	2,600	3,476
LBG Capital PLC
11.250% due 09/14/2023	GBP	500	848
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$1,500	2,017
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	418
WPP Ltd.
6.000% due 04/04/2017	GBP	2,500	4,303

			13,681

MORTGAGE-BACKED SECURITIES 1.8%
Fosse Master Issuer PLC
2.604% due 10/18/2054		3,800	5,910
Granite Mortgages PLC
0.829% due 03/20/2044		533	798
0.829% due 06/20/2044		2,627	3,924
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	1,395	1,828
Opera Finance PLC
0.706% due 02/02/2017	GBP	2,991	4,473

			16,933

SOVEREIGN ISSUES 5.9%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		7,615	12,034
0.375% due 03/22/2062 (c)		1,481	2,633
1.750% due 09/07/2022		1,000	1,436
1.875% due 11/22/2022 (c)(g)		10,195	18,991
4.250% due 12/07/2027		3,800	6,646
4.250% due 06/07/2032		800	1,391
4.250% due 09/07/2039		1,400	2,417
4.250% due 12/07/2040		1,500	2,585
4.750% due 12/07/2038		3,800	7,086

6.000% due 12/07/2028		700	1,461

			56,680

Total United Kingdom (Cost $93,669)			92,156

UNITED STATES 31.7%
ASSET-BACKED SECURITIES 1.1%
AFC Home Equity Loan Trust
0.903% due 12/22/2027		$5	5
Amortizing Residential Collateral Trust
0.893% due 10/25/2031		26	22
Amresco Residential Securities Mortgage Loan Trust
1.133% due 06/25/2029		54	48
Bear Stearns Asset-Backed Securities Trust
0.623% due 11/25/2035		2,522	2,288
0.853% due 10/25/2032		17	15
0.993% due 10/27/2032		24	22
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		68	70
6.681% due 12/01/2033		37	38
Countrywide Asset-Backed Certificates
0.533% due 12/25/2036 ^		81	46
4.693% due 10/25/2035		1,765	1,699
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		21	19
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		460	94
Morgan Stanley ABS Capital, Inc.
0.303% due 03/25/2037		2,459	1,080
Morgan Stanley Home Equity Loan Trust
0.543% due 04/25/2037		406	228
New Century Home Equity Loan Trust
1.078% due 05/25/2034		1,003	907
Residential Asset Mortgage Products Trust
0.753% due 06/25/2032		18	17
Residential Asset Securities Corp. Trust
0.693% due 07/25/2032 ^		57	46
0.793% due 06/25/2032 ^		29	23
Salomon Brothers Mortgage Securities, Inc.
1.600% due 01/25/2032		37	33
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	2,790	3,564

			10,264

BANK LOAN OBLIGATIONS 1.2%
Dell, Inc.
5.000% due 11/06/2013		$6,400	6,383
H.J. Heinz Co.
3.500% due 06/05/2020		3,000	3,003
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,845	1,850

			11,236

CORPORATE BONDS & NOTES 3.0%
Altria Group, Inc.
9.250% due 08/06/2019		676	896
American International Group, Inc.
6.797% due 11/15/2017	EUR	641	996
8.000% due 05/22/2068		1,100	1,672
Boston Scientific Corp.
6.400% due 06/15/2016		$1,700	1,913
Cardinal Health, Inc.
5.800% due 10/15/2016		500	568
CIT Group, Inc.
5.250% due 04/01/2014		600	610
Citigroup, Inc.
5.500% due 10/15/2014		71	75
Computer Sciences Corp.
6.500% due 03/15/2018		2,050	2,291
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		1,000	959
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,721
International Lease Finance Corp.
5.650% due 06/01/2014		1,000	1,021
6.500% due 09/01/2014		2,600	2,717
6.625% due 11/15/2013		3,000	3,049
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		6,100	1,517
Loews Corp.
5.250% due 03/15/2016		300	329

Simon Property Group LP
6.125% due 05/30/2018		750	882
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,151
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,864
WM Covered Bond Program
4.000% due 11/26/2016	EUR	300	427

			28,658

MORTGAGE-BACKED SECURITIES 9.0%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		$125	112
American General Mortgage Loan Trust
5.150% due 03/25/2058		1,170	1,181
American Home Mortgage Assets Trust
0.383% due 05/25/2046		1,418	981
American Home Mortgage Investment Trust
2.559% due 10/25/2034		420	413
Banc of America Funding Corp.
2.700% due 02/20/2036		1,484	1,468
5.630% due 01/20/2047 ^		156	119
Banc of America Large Loan Trust
2.493% due 11/15/2015		6,077	6,096
Banc of America Mortgage Trust
2.864% due 05/25/2035		1,300	1,147
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		100	111
BCAP LLC Trust
0.933% due 01/26/2047		397	343
2.773% due 02/26/2036		179	176
5.250% due 04/26/2037		869	826
5.250% due 08/26/2037		885	898
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		1,657	1,638
2.467% due 08/25/2033		161	159
2.600% due 03/25/2035		2,141	2,120
2.706% due 08/25/2033		18	18
2.778% due 10/25/2033		100	100
2.793% due 03/25/2035		272	270
2.878% due 05/25/2047 ^		573	461
2.907% due 05/25/2034		92	88
2.918% due 05/25/2034		205	194
2.982% due 02/25/2034		18	17
3.458% due 11/25/2034		170	172
Bear Stearns Alt-A Trust
2.845% due 11/25/2036		3,214	2,192
2.864% due 09/25/2035		1,012	833
4.689% due 11/25/2036 ^		358	287
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		1,557	1,181
Chase Mortgage Finance Trust
2.914% due 02/25/2037		327	330
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037		481	480
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		477	466
2.703% due 08/25/2035		250	249
3.027% due 09/25/2037 ^		1,859	1,484
Countrywide Alternative Loan Trust
0.383% due 09/25/2046		1,768	1,236
0.387% due 12/20/2046		1,585	1,055
0.403% due 07/25/2046		78	55
0.543% due 05/25/2037 ^		470	265
1.673% due 11/25/2035		346	255
2.213% due 11/25/2035		267	202
2.905% due 02/25/2037 ^		837	700
5.250% due 06/25/2035		186	166
6.000% due 01/25/2037 ^		1,009	800
6.250% due 08/25/2037 ^		219	174
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035		2,136	1,542
0.523% due 02/25/2035		338	309
0.953% due 09/25/2034		21	20
2.873% due 04/20/2035		78	78
2.915% due 11/25/2034		219	203
2.963% due 08/25/2034		58	51
2.997% due 11/25/2035		38	31
4.180% due 11/19/2033		13	13
Credit Suisse First Boston Mortgage Securities Corp.
1.343% due 03/25/2034 ^		186	164
2.407% due 07/25/2033		42	42
2.500% due 08/25/2033		174	172
6.500% due 04/25/2033		34	36

DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	4,700	90
1.561% due 11/10/2046 (a)	11,895	504
Extended Stay America Trust
1.213% due 12/05/2031 (a)	8,000	231
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035	251	241
GMAC Mortgage Corp. Loan Trust
3.442% due 06/25/2034	31	29
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	7	7
Greenpoint Mortgage Funding Trust
0.373% due 01/25/2037	368	245
0.393% due 10/25/2046	1,385	678
0.403% due 04/25/2036	404	268
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033	24	24
GS Mortgage Securities Trust
2.563% due 11/10/2045 (a)	5,758	815
GSR Mortgage Loan Trust
1.940% due 03/25/2033	83	81
2.664% due 09/25/2035	178	176
Harborview Mortgage Loan Trust
0.372% due 07/19/2046	1,685	1,149
0.382% due 09/19/2037	669	503
1.018% due 12/19/2036 ^	632	468
2.599% due 05/19/2033	203	201
2.765% due 07/19/2035	64	54
IndyMac Mortgage Loan Trust
0.383% due 09/25/2046	1,417	1,131
0.393% due 11/25/2046	1,511	768
2.566% due 12/25/2034	79	75
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	108	105
5.550% due 10/25/2036	6	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.483% due 12/15/2047 (a)	19,806	1,641
JPMorgan Mortgage Trust
2.115% due 11/25/2033	106	105
5.169% due 11/25/2035	118	112
MASTR Alternative Loan Trust
0.593% due 03/25/2036	216	46
Mellon Residential Funding Corp.
0.633% due 12/15/2030	313	302
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	2,889	2,509
0.443% due 08/25/2036	129	118
1.664% due 10/25/2035	769	747
2.333% due 02/25/2033	98	91
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	2,700	3,067
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.618% due 05/15/2046 (a)	14,987	1,284
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	681	363
0.373% due 06/25/2046	2,244	1,010
0.423% due 05/25/2037 ^	512	132
0.498% due 09/25/2046	623	116
Residential Asset Securitization Trust
0.643% due 12/25/2036 ^	264	96
6.250% due 10/25/2036 ^	1,007	741
6.500% due 08/25/2036 ^	688	497
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^	138	110
6.500% due 03/25/2032	18	19
Salomon Brothers Mortgage Securities, Inc.
0.693% due 05/25/2032	14	13
Sequoia Mortgage Trust
0.542% due 07/20/2033	448	439
0.892% due 10/19/2026	163	161
2.652% due 04/20/2035	2,196	2,168
Structured Adjustable Rate Mortgage Loan Trust
2.467% due 12/25/2035	1,893	1,214
2.578% due 02/25/2034	136	135
2.593% due 04/25/2034	335	332
2.764% due 09/25/2034	337	336
Structured Asset Mortgage Investments Trust
0.383% due 07/25/2046	367	277
0.403% due 05/25/2046	620	384
0.442% due 07/19/2035	1,369	1,215
0.772% due 07/19/2034	140	139
Thornburg Mortgage Securities Trust
1.443% due 06/25/2047	349	312
5.750% due 06/25/2037	4,879	4,692
5.750% due 06/25/2047	838	775

UBS-Barclays Commercial Mortgage Trust
1.890% due 12/10/2045 (a)	14,122	1,690
UBS-Citigroup Commercial Mortgage Trust
2.698% due 01/10/2045 (a)	5,904	747
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	1,281	1,160
0.483% due 07/25/2045	649	603
0.503% due 01/25/2045	367	336
0.513% due 08/25/2045	109	98
2.211% due 03/25/2033	453	450
2.428% due 08/25/2034	607	597
2.449% due 06/25/2033	80	79
2.451% due 04/25/2035	1,800	1,648
2.470% due 09/25/2046	2,517	2,337
2.470% due 10/25/2046	86	77
2.470% due 11/25/2046	737	653
2.497% due 03/25/2035	436	431
2.558% due 03/25/2034	337	333
5.906% due 08/25/2046	1,788	1,632
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.643% due 04/25/2035	2,473	1,780
0.934% due 04/25/2047 ^	232	7
0.939% due 04/25/2047	578	121
1.109% due 07/25/2046 ^	413	215
Wells Fargo Mortgage-Backed Securities Trust
2.640% due 06/25/2035	1,244	1,242
2.666% due 06/25/2035	699	711
WFRBS Commercial Mortgage Trust
1.662% due 03/15/2045 (a)	15,558	1,375

		86,048

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.534% due 07/29/2013 (d)	130	920
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	9,000	214

		1,134

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
0.393% due 10/27/2037	$5,700	5,702
0.623% due 11/25/2040	2,725	2,742
0.643% due 11/25/2040	3,152	3,180
0.693% due 10/25/2040 - 12/25/2040	4,162	4,196
2.301% due 03/01/2024	15	15
2.387% due 12/01/2034	240	254
2.427% due 11/01/2023	5	6
2.492% due 11/01/2034	1,887	2,033
3.000% due 07/01/2043	1,000	996
3.490% due 12/01/2020	958	1,003
3.730% due 01/01/2018	1,000	1,057
4.000% due 04/01/2039 - 07/01/2041	25,854	27,003
5.057% due 05/01/2035	160	171
5.090% due 09/01/2041	490	523
6.500% due 11/01/2036	373	406
Freddie Mac
0.793% due 12/15/2037 - 07/15/2040	2,117	2,142
1.026% due 09/25/2022 (a)	5,288	337
1.178% due 11/25/2022 (a)	6,198	471
1.374% due 10/25/2044	2,283	2,305
1.471% due 08/25/2019 (a)	8,625	586
1.567% due 11/25/2019 (a)	7,779	579
2.344% due 02/01/2029	135	144
2.362% due 05/01/2023	18	18
2.668% due 04/01/2037	58	62
6.000% due 12/15/2024	104	116
7.400% due 02/01/2021	67	65
Ginnie Mae
0.793% due 02/16/2030	116	118
1.625% due 12/20/2023 - 01/20/2030	151	157
1.750% due 05/20/2022 - 05/20/2030	146	150
2.000% due 04/20/2030 - 05/20/2030	34	35
6.000% due 08/20/2034	5,938	6,747
NCUA Guaranteed Notes
0.563% due 11/06/2017	13,090	13,088

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,857

		81,264

U.S. TREASURY OBLIGATIONS 8.8%
U.S. Treasury Bonds
2.875% due 05/15/2043	4,300	3,812
3.000% due 05/15/2042 (h)	2,500	2,282
3.125% due 11/15/2041 (h)(k)	12,800	12,019
3.750% due 08/15/2041 (h)(k)	5,100	5,392
5.500% due 08/15/2028 (g)(h)(k)	30,400	39,560
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	202	198
0.125% due 01/15/2023	14,809	14,349
1.375% due 01/15/2020	753	820
2.375% due 01/15/2027	1,038	1,248
U.S. Treasury Notes
1.750% due 05/15/2023 (g)	2,700	2,527
2.000% due 02/15/2023 (g)	1,500	1,443

		83,650

Total United States (Cost $309,413)		302,254

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,900	2,453

Total Virgin Islands (British) (Cost $2,884)		2,453

SHORT-TERM INSTRUMENTS 4.8%
CERTIFICATES OF DEPOSIT 1.9%
Dexia Credit Local S.A.
1.700% due 09/06/2013	$18,000	18,035

REPURCHASE AGREEMENTS (f) 0.5%		4,500

U.S. TREASURY BILLS 0.1%
0.043% due 08/29/2013 - 09/19/2013 (b)(g)(k)	810	810

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 2.3%
PIMCO Short-Term Floating NAV Portfolio	2,177,983	21,793

Total Short-Term Instruments (Cost $45,103)		45,138

PURCHASED OPTIONS (i) 0.2%
(Cost $1,098)		1,721

Total Investments 100.4% (Cost $982,621)		$957,914
Written Options (j) (0.3%) (Premiums $1,829)		(2,987)
Other Assets and Liabilities (Net) (0.1%)		(1,129)

Net Assets 100.0%		$953,798

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$4,500	U.S. Treasury Bonds 2.750% due 08/15/2042	$(4,690)	$4,500	$4,500

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.030%	06/28/2013	07/01/2013		$5,263	$(5,263)
BPS	0.144%	06/14/2013	09/05/2013	EUR	9,457	(12,019)
	0.500%	06/14/2013	07/11/2013	GBP	9,161	(13,953)
GSC	(0.070%)	06/26/2013	07/03/2013		$2,522	(2,523)
	0.150%	06/27/2013	07/12/2013		1,577	(1,579)
MSC	0.070%	06/26/2013	07/10/2013		1,449	(1,449)

						$(36,786)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $24,437 at a weighted average interest rate of 0.304%.
(3)	Payable for sale-buyback transactions includes $78 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	07/01/2043	$1,000	$1,005	$(998)

(g)	Securities with an aggregate market value of $36,804 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	194	$(68)
3-Month Euribor December Futures	Long	12/2015	290	(162)
3-Month Euribor June Futures	Long	06/2015	242	(99)
3-Month Euribor March Futures	Long	03/2015	335	(168)
3-Month Euribor September Futures	Long	09/2015	355	(160)
Australia Government 3-Year Bond September Futures	Short	09/2013	336	122
Canada Government 10-Year Bond September Futures	Short	09/2013	71	333
Euro-Bobl September Futures	Short	09/2013	30	(25)
Euro-BTP Italy Government Bond September Futures	Short	09/2013	209	843
Euro-Bund 10-Year Bond September Futures	Long	09/2013	472	(1,162)
Japan Government 10-Year Bond September Futures	Long	09/2013	55	(97)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	578	(1,704)
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	113	501
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	88	416
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	250	(24)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	274	(260)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	435	(205)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	213	(17)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	427	(332)

				$(2,268)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	4,800	$248	$168
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		$17,600	(270)	(45)
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	10,500	9	8
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	111,400	111	(82)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,330,000	(42)	(449)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		1,510,000	(599)	(463)

						$(543)	$(863)

(h)	Securities with an aggregate market value of $8,375 and cash of $214 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	2,512		$2,428	BRC	$132	$0	$132
07/2013		751		693	HUS	6	0	6
07/2013		3,487		3,348	JPM	161	0	161
07/2013		7,583		7,246	RYL	315	0	315
07/2013		37,220		36,416	WST	2,397	0	2,397
07/2013	BRL	999		451	BRC	3	0	3
07/2013		4,586		2,223	FBF	168	0	168
07/2013		1,903		896	HUS	43	0	43
07/2013		1,828		825	MSC	6	0	6
07/2013		5,998		2,851	UAG	163	0	163
07/2013	CAD	1,706		1,624	WST	2	0	2
07/2013	EUR	3,533		4,622	BOA	23	0	23
07/2013	GBP	5,945		9,251	CBK	209	0	209
07/2013		62,282		94,123	UAG	0	(605)	(605)
07/2013	IDR	25,438,144		2,458	CBK	0	(81)	(81)
07/2013	JPY	2,172,300		22,708	BRC	809	(4)	805
07/2013		2,036,256		21,264	CBK	732	0	732
07/2013		369,361		3,777	DUB	53	0	53
07/2013		34,269		349	WST	3	0	3
07/2013	MXN	67,043		5,202	MSC	32	0	32
07/2013	NZD	369		287	BPS	1	0	1
07/2013		$1,681	AUD	1,843	BRC	4	0	4
07/2013		3,074		3,258	CBK	0	(96)	(96)
07/2013		1,414		1,480	RYL	0	(61)	(61)
07/2013		490	BRL	999	BRC	0	(42)	(42)
07/2013		2,159		4,586	FBF	0	(103)	(103)
07/2013		859		1,903	HUS	0	(6)	(6)
07/2013		853		1,828	MSC	0	(34)	(34)
07/2013		2,829		5,998	UAG	0	(141)	(141)
07/2013		6,470	GBP	4,127	BPS	0	(193)	(193)
07/2013		44,895		29,133	BRC	0	(585)	(585)
07/2013		15,531		9,897	CBK	0	(478)	(478)
07/2013		17,453		11,177	HUS	0	(453)	(453)
07/2013		4,198		2,681	JPM	0	(120)	(120)
07/2013		1,397		904	MSC	0	(22)	(22)
07/2013		16,086		10,308	RYL	0	(409)	(409)
07/2013		2,568	IDR	25,438,144	SCX	0	(30)	(30)
07/2013		236	INR	12,831	DUB	0	(21)	(21)
07/2013		113		6,122	JPM	0	(10)	(10)
07/2013		46		2,496	MSC	0	(4)	(4)
07/2013		42,686	JPY	4,218,973	BPS	0	(146)	(146)
07/2013		6,517		631,300	BRC	0	(151)	(151)
07/2013		3,720		367,300	CBK	0	(17)	(17)
07/2013		177,162		16,854,164	UAG	0	(7,213)	(7,213)
07/2013		5,217	MXN	67,927	HUS	21	0	21
07/2013		1,485	NZD	1,895	BPS	0	(16)	(16)
07/2013		1,056	ZAR	9,985	BRC	0	(50)	(50)
07/2013		324		3,043	CBK	0	(17)	(17)
07/2013		1,743		16,436	MSC	0	(86)	(86)
07/2013		1,115		11,163	UAG	11	0	11
07/2013	ZAR	33,376		$3,660	BOA	297	0	297
07/2013		3,469		346	BRC	0	(3)	(3)
07/2013		11,322		1,199	JPM	57	0	57
07/2013		6,175		617	MSC	0	(5)	(5)
08/2013	BRL	8,606		3,998	BOA	168	0	168
08/2013		17,138		7,960	BRC	333	0	333
08/2013		35,570		16,491	CBK	661	0	661
08/2013		23,108		10,756	DUB	472	0	472
08/2013		1,337		621	HUS	26	0	26
08/2013		40,255		18,688	JPM	774	0	774
08/2013		12,448		5,731	MSC	191	0	191
08/2013		14,379		6,670	UAG	271	0	271
08/2013	CNY	132,211		21,066	BRC	0	(282)	(282)
08/2013	GBP	14,152		21,767	BRC	247	0	247
08/2013		748		1,153	HUS	16	0	16
08/2013	NZD	1,035		798	BRC	0	(3)	(3)
08/2013		1,295		1,039	JPM	38	0	38
08/2013		57,372		45,169	WST	804	0	804
08/2013		$6,406	AUD	6,822	BRC	0	(180)	(180)
08/2013		5,072	BRL	10,959	BRC	0	(195)	(195)
08/2013		1,859		3,777	FBF	0	(178)	(178)
08/2013		2,223		4,724	HUS	0	(121)	(121)
08/2013		32,767		66,773	UAG	0	(3,051)	(3,051)
08/2013		3,033	CNY	19,000	DUB	35	0	35
08/2013		6,821		43,072	UAG	134	0	134
08/2013		294	DKK	1,695	BPS	2	0	2
08/2013		5,839		32,967	BRC	0	(83)	(83)
08/2013		5		30	FBF	0	0	0
08/2013		3,323	GBP	2,180	FBF	0	(8)	(8)
08/2013		1,204	NZD	1,540	MSC	0	(13)	(13)
08/2013		4,140	SEK	26,922	HUS	0	(129)	(129)
09/2013	EUR	32,641		$43,075	CBK	580	(6)	574
09/2013		1,559		2,040	HUS	10	0	10
09/2013		5,016		6,526	MSC	0	(5)	(5)
09/2013	GBP	1,254		1,920	CBK	13	0	13
09/2013	MXN	15,320		1,182	BOA	11	(3)	8
09/2013		57,866		4,572	BPS	131	0	131
09/2013		1,358		105	BRC	1	0	1
09/2013		103,719		7,998	CBK	49	0	49
09/2013		40,330		3,125	FBF	34	0	34
09/2013		68,517		5,328	HUS	108	(31)	77
09/2013		6,236		472	JPM	0	(6)	(6)
09/2013		10,724		823	MSC	4	(3)	1
09/2013		360		27	UAG	0	(1)	(1)
09/2013		$7,878	CAD	8,038	CBK	0	(250)	(250)
09/2013		674	CLP	335,796	UAG	0	(21)	(21)
09/2013		43,191	EUR	32,704	BOA	0	(608)	(608)
09/2013		12,750		9,761	BRC	11	(51)	(40)
09/2013		12,647		9,456	CBK	0	(335)	(335)
09/2013		5,239		4,015	FBF	0	(11)	(11)
09/2013		12,773		9,818	GLM	10	0	10
09/2013		5,144		3,836	JPM	0	(150)	(150)
09/2013		4,463	MXN	58,582	BRC	32	0	32
09/2013		21,814		270,796	JPM	0	(1,059)	(1,059)
09/2013		2,003		25,791	MSC	0	(26)	(26)
10/2013	RUB	16,674		$500	BRC	0	0	0
10/2013		4,915		150	GLM	3	0	3
10/2013		11,712		350	HUS	0	(1)	(1)
10/2013		$2,413	IDR	25,438,144	CBK	37	0	37
10/2013		1,146	RUB	36,477	JPM	0	(53)	(53)
04/2014	CNY	75,138		$11,681	DUB	0	(299)	(299)
04/2014		$1,062	CNY	6,462	BRC	0	(32)	(32)
04/2014		2,233		13,600	CBK	0	(65)	(65)
04/2014		821		5,000	GST	0	(24)	(24)
04/2014		709		4,314	HUS	0	(21)	(21)
04/2014		1,342		8,174	JPM	0	(39)	(39)
04/2014		9,898		60,782	RYL	0	(207)	(207)
04/2014		1,416		8,616	UAG	0	(42)	(42)
09/2015		500		3,070	BOA	0	(18)	(18)
09/2015		731		4,470	BRC	0	(30)	(30)
09/2015		4,779		28,904	CBK	0	(246)	(246)
09/2015		326		1,970	JPM	0	(17)	(17)
09/2015		480		2,953	MSC	0	(17)	(17)

						$10,854	$(19,122)	$(8,268)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$9,000	$726	$1,147
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	4,500	372	574

							$1,098	$1,721

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,500	$21	$(13)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,500	23	(32)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,500	28	(17)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,500	28	(40)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		25,500	53	(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		10,100	17	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		8,300	16	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,000	3	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$7,400	19	(119)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		38,000	722	(1,493)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		18,900	356	(743)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		5,900	20	(95)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	740,000	40	(41)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		440,000	25	(15)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		320,000	23	(24)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$9,600	39	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		500	2	(8)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		4,200	73	(73)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		16,000	66	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		5,600	97	(97)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		10,400	42	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		4,800	32	(73)

								$1,745	$(2,884)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$1,230	$10	$(21)
Call - OTC USD versus MXN	MSX		12.660	07/18/2013	1,366	11	(40)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013	381	4	(11)
Call - OTC USD versus ZAR	JPM		9.870	07/18/2013	1,256	11	(24)

						$36	$(96)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$26	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	2,200	22	(4)

						$48	$(7)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.317%		$500	$(12)	$(10)	$(2)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.421%		2,050	24	0	24
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	0.875%		200	(1)	2	(3)
Historic TW, Inc.	BRC	(1.050%	)	03/20/2016	0.258%		1,500	(33)	0	(33)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.256%		300	(1)	0	(1)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.129%		3,000	(18)	0	(18)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	0.785%		750	(6)	0	(6)
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.220%		3,000	(23)	0	(23)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.242%		400	(2)	0	(2)
Temple-Inland, Inc.	GST	(6.680%	)	03/20/2016	0.130%		3,500	(634)	0	(634)
WPP Ltd.	JPM	(3.750%	)	06/20/2017	0.638%	GBP	2,500	(465)	0	(465)

								$(1,171)	$(8)	$(1,163)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%		$5,900	$130	$90	$40
Australia Government Bond	UAG	1.000%	12/20/2016	0.359%		300	6	(2)	8
H.J. Heinz Co.	CBK	1.000%	03/20/2018	1.491%		3,000	(66)	(139)	73
H.J. Heinz Co.	MYC	1.000%	03/20/2018	1.491%		200	(4)	(10)	6
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%		4,500	60	76	(16)
Japan Government International Bond	DUB	1.000%	06/20/2018	0.732%		2,500	33	45	(12)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%		10,400	138	200	(62)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%		3,500	46	63	(17)
SoftBank Corp.	CBK	1.000%	12/20/2017	1.842%	JPY	9,000	(3)	(11)	8
SoftBank Corp.	GST	1.000%	12/20/2017	1.842%		40,000	(15)	(41)	26
SoftBank Corp.	JPM	1.000%	12/20/2017	1.842%		20,000	(7)	(21)	14
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	1.687%		10,000	0	(5)	5
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	1.687%		30,000	(2)	(28)	26
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%		10,000	(1)	(4)	3
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	1.687%		10,000	(1)	(7)	6

							$314	$206	$108

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	2,290,000	$(119)	$91	$(210)
iTraxx Japan 19 5-Year Index	BRC	1.000%	06/20/2018		130,000	(7)	5	(12)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		410,000	(21)	14	(35)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		630,000	(33)	21	(54)

						$(180)	$131	$(311)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.623% based on the notional amount of currency received	07/22/2014	DUB	$37,927	JPY	3,000,000	$7,799	$(50)	$7,849

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	5,500	$(101)	$(36)	$(65)
Pay	1-Year BRL-CDI	9.525%	01/02/2017	HUS		6,000	(81)	0	(81)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	1,300	5	(1)	6
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	DUB		600	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		56,400	(132)	(78)	(54)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		5,900	(27)	(5)	(22)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	HUS		8,500	(39)	(6)	(33)

							$(377)	$(127)	$(250)

(k)	Securities with an aggregate market value of $13,871 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$32,501	$0	$32,501
Mortgage-Backed Securities	0	3,678	0	3,678
Sovereign Issues	0	2,854	0	2,854
Brazil
Sovereign Issues	0	33,401	0	33,401
Canada
Sovereign Issues	0	13,580	0	13,580
Cayman Islands
Asset-Backed Securities	0	1,709	763	2,472
Denmark
Corporate Bonds & Notes	0	177	0	177
France
Corporate Bonds & Notes	0	41,631	0	41,631
Sovereign Issues	0	31,199	0	31,199
Germany
Corporate Bonds & Notes	0	79,117	0	79,117
Sovereign Issues	0	1,603	0	1,603
Ireland
Asset-Backed Securities	0	4,924	0	4,924
Corporate Bonds & Notes	0	7,226	0	7,226
Mortgage-Backed Securities	0	582	0	582
Italy
Asset-Backed Securities	0	3,984	0	3,984
Corporate Bonds & Notes	0	1,305	0	1,305
Mortgage-Backed Securities	0	4,759	0	4,759
Sovereign Issues	0	24,603	0	24,603
Japan
Corporate Bonds & Notes	0	2,482	0	2,482
Sovereign Issues	0	59,845	0	59,845
Luxembourg
Asset-Backed Securities	0	1,397	0	1,397
Corporate Bonds & Notes	0	2,939	0	2,939
Mexico
Sovereign Issues	0	15,685	0	15,685
Netherlands
Asset-Backed Securities	0	3,717	0	3,717
Corporate Bonds & Notes	0	7,717	0	7,717
Mortgage-Backed Securities	0	1,476	0	1,476
New Zealand
Sovereign Issues	0	42,725	0	42,725
Norway
Corporate Bonds & Notes	0	12,519	0	12,519
Spain
Corporate Bonds & Notes	0	9,484	0	9,484
Sovereign Issues	0	23,428	0	23,428
Supranational
Corporate Bonds & Notes	0	41,182	0	41,182
United Kingdom
Bank Loan Obligations	0	4,862	0	4,862
Corporate Bonds & Notes	0	13,681	0	13,681
Mortgage-Backed Securities	0	16,933	0	16,933
Sovereign Issues	0	56,680	0	56,680
United States
Asset-Backed Securities	0	10,264	0	10,264
Bank Loan Obligations	0	11,236	0	11,236
Corporate Bonds & Notes	0	28,658	0	28,658
Mortgage-Backed Securities	0	84,762	1,286	86,048
Preferred Securities	214	0	920	1,134
U.S. Government Agencies	0	68,111	13,153	81,264
U.S. Treasury Obligations	0	83,650	0	83,650
Virgin Islands (British)
Corporate Bonds & Notes	0	2,453	0	2,453
Short-Term Instruments
Certificates of Deposit	0	18,035	0	18,035
Repurchase Agreements	0	4,500	0	4,500
U.S. Treasury Bills	0	810	0	810
Central Funds Used for Cash Management Purposes	21,793	0	0	21,793
Purchased Options
Interest Rate Contracts	0	1,721	0	1,721
	$22,007	$919,785	$16,122	$957,914

Short Sales, at value
U.S. Government Agencies	$0	$(998)	$0	$(998)

Financial Derivative Instruments - Assets
Credit Contracts	0	239	0	239
Foreign Exchange Contracts	0	18,703	0	18,703
Interest Rate Contracts	2,215	182	0	2,397
	$2,215	$19,124	$0	$21,339

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,605)	0	(1,605)
Foreign Exchange Contracts	0	(19,218)	0	(19,218)
Interest Rate Contracts	(4,483)	(4,179)	(7)	(8,669)

	$(4,483)	$(25,002)	$(7)	$(29,492)

Totals	$19,739	$912,909	$16,115	$948,763

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Asset-Backed Securities	$1,184	$0	$(421)	$0	$0	$0	$0	$0	$763	$0
United States
Mortgage-Backed Securities	1,334	0	(65)	0	8	9	0	0	1,286	12
Preferred Securities	945	0	(1)	0	0	(24)	0	0	920	(24)
U.S. Government Agencies	13,949	0	(738)	0	0	(58)	0	0	13,153	(56)

	$17,412	$0	$(1,225)	$0	$8	$(73)	$0	$0	$16,122	$(68)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(8)	$0	$0	$0	$0	$1	$0	$0	$(7)	$1

Totals	$17,404	$0	$(1,225)	$0	$8	$(72)	$0	$0	$16,115	$(67)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Asset-Backed Securities	$763	Benchmark Pricing	Base Price	100.00
United States
Mortgage-Backed Securities	118	Benchmark Pricing	Base Price	97.88 - 111.50
	1,168	Third Party Vendor	Broker Quote	86.25 - 95.00
Preferred Securities	920	Benchmark Pricing	Base Price	$ 7,183.47
U.S. Government Agencies	65	Benchmark Pricing	Base Price	97.25
	13,088	Third Party Vendor	Broker Quote	99.98

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(7)	Indicative Market Quotation	Broker Quote	0.16 - 0.18

Total	$16,115

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.8%
CORPORATE BONDS & NOTES 1.5%
Commonwealth Bank of Australia
0.553% due 09/17/2014		$1,100	$1,104
0.697% due 07/12/2013		500	500
2.250% due 03/16/2017		2,300	2,358
ING Bank Australia Ltd.
3.469% due 06/24/2014	AUD	2,000	1,837
Westpac Banking Corp.
2.700% due 12/09/2014		$1,800	1,855

			7,654

MORTGAGE-BACKED SECURITIES 0.2%
Crusade Global Trust
0.342% due 11/19/2037	EUR	92	119
Puma Finance Ltd.
0.414% due 02/21/2038		$150	149
3.213% due 08/22/2037	AUD	56	51
3.330% due 07/12/2036		52	47
Swan Trust
4.110% due 04/25/2041		503	463
Torrens Trust
3.230% due 10/19/2038		228	205

			1,034

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		500	566

Total Australia (Cost $9,024)			9,254

CANADA 1.6%
CORPORATE BONDS & NOTES 0.4%
Bank of Nova Scotia
1.650% due 10/29/2015		$1,500	1,530
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		500	521

			2,051

SOVEREIGN ISSUES 1.2%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	103
Province of Ontario
2.100% due 09/08/2018		700	656
2.450% due 06/29/2022		$500	472
3.150% due 06/02/2022	CAD	3,300	3,126
4.000% due 10/07/2019		$400	435
Province of Quebec
2.750% due 08/25/2021		700	688
4.250% due 12/01/2021	CAD	700	720
5.125% due 11/14/2016		$300	340

			6,540

Total Canada (Cost $8,861)			8,591

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.5%
Four Corners CLO Ltd.
0.547% due 01/26/2020		$1,075	1,068
Halcyon Structured Asset Management Long/Short Ltd.
0.498% due 08/07/2021		499	495
Lafayette CLO Ltd.
1.674% due 09/06/2022		105	105
Landmark CDO Ltd.
0.575% due 06/01/2017		190	190
Madison Park Funding Ltd.
0.545% due 05/10/2019		144	144
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		674	673

Total Cayman Islands (Cost $2,627)			2,675

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	77	15
Realkredit Danmark A/S
1.358% due 01/01/2038		556	100

Total Denmark (Cost $106)			115

FRANCE 7.9%
CORPORATE BONDS & NOTES 2.5%
BNP Paribas Home Loan SFH
3.000% due 07/23/2013	EUR	600	782
Caisse Francaise de Financement Local
0.188% due 06/20/2014		$1,000	980
1.550% due 10/31/2013	JPY	138,000	1,396
Dexia Credit Local S.A.
0.756% due 04/29/2014		$2,100	2,104
0.910% due 04/01/2014	GBP	300	461
2.750% due 01/10/2014		$6,300	6,368
2.750% due 04/29/2014		1,100	1,119
Vivendi S.A.
6.625% due 04/04/2018		100	116

			13,326

SOVEREIGN ISSUES 5.4%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		1,300	1,307
France Government Bond
1.000% due 05/25/2018	EUR	21,000	27,073

			28,380

Total France (Cost $42,420)			41,706

GERMANY 5.2%
CORPORATE BONDS & NOTES 4.5%
FMS Wertmanagement AoeR
0.327% due 02/18/2015	EUR	1,700	2,217
2.250% due 07/14/2014		700	931
2.375% due 12/15/2014		4,100	5,507
2.750% due 06/03/2016		800	1,105
3.375% due 06/17/2021		700	1,023
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	760
KFW
0.625% due 05/29/2015	EUR	4,000	5,239
2.000% due 11/30/2015		2,500	3,373
2.750% due 09/07/2015	GBP	1,400	2,223
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020	AUD	1,000	965
7.000% due 05/10/2017	NZD	200	169

			23,512

SOVEREIGN ISSUES 0.7%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	619	801
3.250% due 07/04/2021		100	149
4.000% due 01/04/2037		1,600	2,660

			3,610

Total Germany (Cost $27,910)			27,122

IRELAND 1.1%
ASSET-BACKED SECURITIES 0.2%
Mercator CLO PLC
0.437% due 02/18/2024	EUR	642	818

			818

CORPORATE BONDS & NOTES 0.7%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	695
4.375% due 01/18/2022		2,000	3,104

			3,799

MORTGAGE-BACKED SECURITIES 0.2%
Opera Finance PLC
0.428% due 10/20/2014		841	1,086

Total Ireland (Cost $5,519)			5,703

ITALY 2.9%
ASSET-BACKED SECURITIES 0.3%
Berica ABS SRL
0.522% due 12/30/2055	EUR	1,400	1,743

CORPORATE BONDS & NOTES 0.2%
Intesa Sanpaolo SpA
2.674% due 02/24/2014		$1,000	1,004

MORTGAGE-BACKED SECURITIES 0.6%
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	1,740	2,078
CR Firenze Mutui SRL
0.487% due 04/26/2034		866	1,116

			3,194

SOVEREIGN ISSUES 1.8%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		6,600	8,611
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	917

			9,528

Total Italy (Cost $15,408)			15,469

JAPAN 9.2%
SOVEREIGN ISSUES 9.2%
Japan Government International Bond
0.900% due 06/20/2022	JPY	930,000	9,470
1.500% due 03/20/2033		390,000	3,815
1.600% due 03/20/2033		2,210,000	21,989
1.800% due 03/20/2043		870,000	8,742
2.000% due 03/20/2042		190,000	1,993
2.200% due 03/20/2041		190,000	2,079

Total Japan (Cost $52,189)			48,088

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Hypothekenbank Frankfurt International S.A.
4.005% due 06/13/2014		$800	811

Total Luxembourg (Cost $809)			811

MEXICO 0.3%
SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
8.000% due 12/19/2013	MXN	10,000	787
10.000% due 12/05/2024		8,100	844

Total Mexico (Cost $1,713)			1,631

NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.2%
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	487	617
Eurocredit CDO BV
0.686% due 02/22/2020		178	229

			846

CORPORATE BONDS & NOTES 0.7%
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$1,500	1,504

Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,605
LeasePlan Corp. NV
3.250% due 05/22/2014		500	668

			3,777

Total Netherlands (Cost $4,652)			4,623

NEW ZEALAND 3.2%
CORPORATE BONDS & NOTES 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$400	413

SOVEREIGN ISSUES 3.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	6,100	5,058
5.500% due 04/15/2023		3,800	3,267
6.000% due 12/15/2017		1,300	1,116
6.000% due 05/15/2021		5,300	4,678
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		2,500	1,932

			16,051

Total New Zealand (Cost $16,954)			16,464

NORWAY 1.0%
CORPORATE BONDS & NOTES 0.5%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,444
3.000% due 11/17/2014		900	902
5.500% due 05/25/2016		500	523

			2,869

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.656% due 03/27/2017		2,400	2,423

Total Norway (Cost $5,122)			5,292

SPAIN 2.9%
CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	700	930
4.125% due 01/13/2014		900	1,191
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		1,100	1,481

			3,602

SOVEREIGN ISSUES 2.2%
Autonomous Community of Madrid
4.200% due 09/24/2014		3,000	4,000
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		300	394
Instituto de Credito Oficial
1.966% due 03/25/2014		1,900	2,477
Spain Government International Bond
3.000% due 04/30/2015		1,300	1,712
4.100% due 07/30/2018		200	267
4.500% due 01/31/2018		700	946
Xunta de Galicia
6.131% due 04/03/2018		1,300	1,804

			11,600

Total Spain (Cost $15,099)			15,202

SUPRANATIONAL 2.0%
CORPORATE BONDS & NOTES 2.0%
European Investment Bank
6.125% due 01/23/2017	AUD	800	787
6.250% due 04/15/2015		1,200	1,156
European Union
2.500% due 12/04/2015	EUR	1,500	2,051
2.750% due 06/03/2016		1,800	2,492
3.500% due 06/04/2021		2,085	3,061

International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	556
International Finance Corp.
5.000% due 08/03/2016	AUD	500	479

Total Supranational (Cost $10,650)			10,582

SWEDEN 0.3%
CORPORATE BONDS & NOTES 0.3%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,700	1,548

Total Sweden (Cost $1,771)			1,548

UNITED KINGDOM 12.0%
BANK LOAN OBLIGATIONS 0.4%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$2,400	2,381

CORPORATE BONDS & NOTES 0.9%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	1,300	1,738
Barclays Bank PLC
2.250% due 05/10/2017		$1,000	1,027
LBG Capital PLC
11.250% due 09/14/2023	GBP	200	339
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,471
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	105

			4,680

MORTGAGE-BACKED SECURITIES 3.1%
Eurosail PLC
0.626% due 03/13/2045	GBP	556	835
0.666% due 06/10/2044		240	348
Fosse Master Issuer PLC
2.604% due 10/18/2054		1,100	1,711
Granite Mortgages PLC
0.829% due 06/20/2044		596	890
Hercules Eclipse PLC
0.744% due 10/25/2018		1,515	2,122
Lanark Master Issuer PLC
1.673% due 12/22/2054		$900	920
Leek Finance Ltd.
0.532% due 09/21/2038		2,821	2,837
Newgate Funding PLC
1.509% due 12/15/2050	GBP	800	1,036
1.759% due 12/15/2050		400	484
Opera Finance PLC
0.706% due 02/02/2017		1,132	1,693
ResLoc U.K. PLC
0.669% due 12/15/2043		2,473	3,285

			16,161

SOVEREIGN ISSUES 7.6%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		6,792	10,733
0.125% due 03/22/2029 (c)		630	979
0.375% due 03/22/2062 (c)		317	564
1.750% due 09/07/2022 (g)		3,600	5,168
1.875% due 11/22/2022 (c)(g)		3,763	7,010
4.000% due 03/07/2022		1,600	2,762
4.250% due 06/07/2032		100	174
4.250% due 09/07/2039		900	1,554
4.250% due 12/07/2040		1,700	2,930
4.500% due 09/07/2034		700	1,254
4.500% due 12/07/2042		1,300	2,338
4.750% due 12/07/2030		2,000	3,696
4.750% due 12/07/2038		500	932

			40,094

Total United Kingdom (Cost $65,643)			63,316

UNITED STATES 22.3%
ASSET-BACKED SECURITIES 2.6%
AFC Home Equity Loan Trust
0.903% due 12/22/2027		$2	2

Amortizing Residential Collateral Trust
0.893% due 10/25/2031		9	7
Amresco Residential Securities Mortgage Loan Trust
1.133% due 06/25/2029		9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.553% due 10/25/2035		2,000	1,747
Bear Stearns Asset-Backed Securities Trust
0.473% due 04/25/2036		3,500	3,085
0.853% due 10/25/2032		3	3
Countrywide Asset-Backed Certificates
0.373% due 09/25/2036		108	107
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		7	6
EMC Mortgage Loan Trust
0.643% due 05/25/2043		768	690
First Alliance Mortgage Loan Trust
0.422% due 12/20/2027		27	25
GSAMP Trust
1.063% due 11/25/2034		1,000	894
Home Equity Asset Trust
0.378% due 07/25/2037		2,000	1,792
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		138	28
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047		97	91
Long Beach Mortgage Loan Trust
0.663% due 08/25/2035		164	159
MASTR Specialized Loan Trust
0.563% due 01/25/2037		1,752	938
Mid-State Trust
8.330% due 04/01/2030		143	152
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		2,884	1,831
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033		21	21
Residential Asset Mortgage Products Trust
0.753% due 06/25/2032		6	6
Residential Asset Securities Corp. Trust
0.693% due 07/25/2032 ^		15	12
0.988% due 01/25/2035		309	282
SLC Student Loan Trust
0.723% due 06/15/2017		135	135
SLM Student Loan Trust
1.776% due 04/25/2023		1,038	1,069
Specialty Underwriting & Residential Finance Trust
0.343% due 06/25/2037		754	459
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034		9	9

			13,558

BANK LOAN OBLIGATIONS 0.7%
Dell, Inc.
5.000% due 11/06/2013		3,200	3,191
Springleaf Financial Funding Co.
5.500% due 05/10/2017		380	381

			3,572

CORPORATE BONDS & NOTES 2.3%
Ally Financial, Inc.
4.625% due 06/26/2015		1,100	1,128
American International Group, Inc.
6.797% due 11/15/2017	EUR	142	221
8.000% due 05/22/2068		500	760
Boston Scientific Corp.
6.400% due 06/15/2016		$300	338
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	512
CIT Group, Inc.
5.250% due 04/01/2014		600	610
Citigroup, Inc.
5.500% due 10/15/2014		352	370
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	702
Health Care REIT, Inc.
5.875% due 05/15/2015		400	433
International Lease Finance Corp.
5.650% due 06/01/2014		1,500	1,532
6.500% due 09/01/2014		800	836
6.750% due 09/01/2016		600	651
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		700	174
Lennar Corp.
5.600% due 05/31/2015		500	527

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		116	127
Masco Corp.
5.850% due 03/15/2017		1,000	1,060
6.125% due 10/03/2016		300	326
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	1,200	1,561
0.500% due 08/25/2014		100	130

			11,998

MORTGAGE-BACKED SECURITIES 5.3%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$286	289
American Home Mortgage Assets Trust
0.383% due 05/25/2046		356	246
American Home Mortgage Investment Trust
0.433% due 05/25/2047 ^		69	4
Banc of America Funding Corp.
5.500% due 08/25/2035		97	96
Banc of America Large Loan Trust
2.493% due 11/15/2015		3,843	3,855
Banc of America Mortgage Trust
2.798% due 06/25/2035		521	482
BCAP LLC Trust
0.933% due 01/26/2047		79	68
5.250% due 08/26/2037		161	163
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		163	162
2.571% due 08/25/2033		18	18
2.778% due 10/25/2033		22	22
2.793% due 03/25/2035		23	23
2.878% due 05/25/2047 ^		472	380
2.907% due 05/25/2034		18	18
2.918% due 05/25/2034		39	37
3.095% due 09/25/2034		227	209
3.458% due 11/25/2034		15	16
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		101	99
2.709% due 05/25/2035		28	28
2.845% due 11/25/2035 ^		675	499
2.845% due 11/25/2036		284	193
3.645% due 08/25/2036 ^		266	181
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		183	139
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		84	82
3.027% due 09/25/2037 ^		443	353
Commercial Mortgage Pass-Through Certificates
1.955% due 01/10/2046 (a)		4,973	512
Countrywide Alternative Loan Trust
0.372% due 02/20/2047		451	300
0.387% due 12/20/2046		299	199
0.402% due 07/20/2046 ^		397	223
0.473% due 02/25/2037		518	358
0.543% due 05/25/2037 ^		276	156
1.673% due 11/25/2035		80	59
2.213% due 11/25/2035		27	20
2.905% due 02/25/2037 ^		126	105
4.594% due 08/25/2036		15	15
5.250% due 06/25/2035		41	37
5.347% due 11/25/2035 ^		387	286
6.250% due 08/25/2037 ^		55	44
6.500% due 06/25/2036 ^		111	85
Countrywide Home Loan Mortgage Pass-Through Trust
0.393% due 04/25/2046		595	471
0.533% due 06/25/2035		286	258
0.953% due 09/25/2034		64	60
2.814% due 08/25/2034		156	143
2.873% due 04/20/2035		13	13
2.963% due 08/25/2034		16	14
Credit Suisse First Boston Mortgage Securities Corp.
2.500% due 08/25/2033		34	33
6.500% due 04/25/2033		7	7
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037		243	148
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		900	17
1.561% due 11/10/2046 (a)		2,418	102
Deutsche ALT-A Securities, Inc.
0.333% due 07/25/2047		1,271	1,050
Extended Stay America Trust
1.213% due 12/05/2031 (a)		4,000	116
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045		13	11

GS Mortgage Securities Trust
1.928% due 02/10/2046 (a)	2,985	337
2.563% due 11/10/2045 (a)	2,482	351
GSR Mortgage Loan Trust
1.940% due 03/25/2033	17	16
2.457% due 06/25/2034	44	44
3.024% due 01/25/2035	109	106
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.532% due 06/20/2035	45	41
1.018% due 12/19/2036 ^	169	125
2.599% due 05/19/2033	69	68
Impac CMB Trust
0.913% due 10/25/2034	1,304	1,058
1.193% due 07/25/2033	12	11
IndyMac Mortgage Loan Trust
4.700% due 09/25/2035	180	157
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	2	2
JPMorgan Mortgage Trust
2.115% due 11/25/2033	18	17
5.148% due 10/25/2035	90	89
MASTR Alternative Loan Trust
0.593% due 03/25/2036	62	13
Merrill Lynch Mortgage Investors Trust
0.443% due 08/25/2036	65	59
2.253% due 02/25/2036	331	309
2.333% due 02/25/2033	20	19
2.590% due 02/25/2036	116	106
2.958% due 05/25/2033	35	35
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	411	260
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	524	279
0.373% due 06/25/2046	504	227
1.668% due 08/25/2035	572	476
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^	107	49
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	4	4
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049	200	222
Sequoia Mortgage Trust
0.392% due 07/20/2036	775	688
0.542% due 07/20/2033	112	110
Structured Adjustable Rate Mortgage Loan Trust
2.578% due 02/25/2034	25	25
2.593% due 04/25/2034	67	66
2.648% due 09/25/2035	732	690
Structured Asset Mortgage Investments Trust
0.403% due 05/25/2046	124	77
0.413% due 05/25/2036	293	200
0.413% due 09/25/2047	500	327
0.772% due 07/19/2034	28	28
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	367	248
Thornburg Mortgage Securities Trust
1.443% due 06/25/2037	652	555
1.443% due 06/25/2047	95	85
5.750% due 06/25/2037	812	791
5.750% due 06/25/2047	226	209
6.098% due 09/25/2037	425	440
WaMu Mortgage Pass-Through Certificates
0.483% due 07/25/2045	1,540	1,431
0.503% due 01/25/2045	61	56
1.370% due 05/25/2041	6	6
2.220% due 02/27/2034	51	52
2.386% due 12/25/2036 ^	1,381	1,150
2.449% due 06/25/2033	19	18
2.450% due 08/25/2035	253	254
2.481% due 12/25/2035	877	791
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.109% due 07/25/2046 ^	92	48
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	370	331
Wells Fargo Mortgage-Backed Securities Trust
2.640% due 06/25/2035	661	660
2.701% due 04/25/2036	343	341
6.000% due 07/25/2036	422	418

WFRBS Commercial Mortgage Trust
1.662% due 03/15/2045 (a)	7,380	652

		27,732

MUNICIPAL BONDS & NOTES 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	455	393

	SHARES
PREFERRED SECURITIES 0.2%
DG Funding Trust
2.534% due 07/29/2013 (d)	172	1,217
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	1,800	43

		1,260

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.293% due 01/25/2021	$19	19
0.393% due 10/27/2037	1,000	1,000
0.693% due 12/25/2040	626	631
0.793% due 11/25/2020	1,126	1,149
2.492% due 11/01/2034	164	177
2.580% due 11/01/2015	2,365	2,385
3.000% due 07/01/2043	1,000	999
4.295% due 06/01/2021	3,200	3,531
4.500% due 04/01/2039	1,417	1,499
5.000% due 12/01/2034	50	53
6.000% due 04/25/2043 - 07/25/2044	129	148
6.500% due 11/25/2042	191	219
Freddie Mac
0.643% due 12/15/2031	1	1
0.793% due 12/15/2037	195	197
1.178% due 11/25/2022 (a)	3,399	258
1.374% due 10/25/2044	214	216
Ginnie Mae
0.793% due 02/16/2030	33	34
0.843% due 02/16/2030	30	31
1.625% due 11/20/2021 - 01/20/2030	33	35
1.750% due 09/20/2023 - 06/20/2030	49	51
2.000% due 07/20/2022 - 05/20/2030	48	51
6.000% due 08/20/2034	848	964
NCUA Guaranteed Notes
0.563% due 11/06/2017	3,618	3,618
0.753% due 12/08/2020	1,351	1,359
Small Business Administration
5.600% due 09/01/2028	560	630
Tennessee Valley Authority
5.880% due 04/01/2036	637	793

		20,048

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
2.875% due 05/15/2043	1,000	887
3.000% due 05/15/2042 (h)(k)	800	730
3.125% due 11/15/2041	7,200	6,761
3.750% due 08/15/2041	1,600	1,692
5.500% due 08/15/2028 (h)(k)	14,600	18,999
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	101	99
0.125% due 01/15/2023	2,015	1,952
1.375% due 01/15/2020	215	234
1.750% due 01/15/2028 (h)	1,776	1,989
2.375% due 01/15/2027	346	416
2.500% due 01/15/2029	650	801
3.875% due 04/15/2029	990	1,427
U.S. Treasury Notes
1.625% due 08/15/2022 (k)	100	94
1.750% due 05/15/2023	1,300	1,217
2.000% due 02/15/2023	800	769

		38,067

Total United States (Cost $118,559)		116,628

SHORT-TERM INSTRUMENTS 23.3%
CERTIFICATES OF DEPOSIT 1.5%
Dexia Credit Local S.A.
1.700% due 09/06/2013		$7,900	7,915

COMMERCIAL PAPER 0.8%
Vodafone Group PLC
0.720% due 01/28/2014		4,000	3,988

REPURCHASE AGREEMENTS (f) 0.0%			147

JAPAN TREASURY BILLS 3.5%
0.081% due 07/08/2013 - 08/19/2013 (b)	JPY	1,800,000	18,148

MEXICO TREASURY BILLS 10.4%
4.049% due 08/08/2013 - 11/14/2013 (b)	MXN	714,000	54,569

U.S. TREASURY BILLS 0.2%
0.041% due 08/15/2013 - 09/19/2013 (b)(g)(k)		$902	902

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 6.9%
PIMCO Short-Term Floating NAV Portfolio		3,605,959	36,081

Total Short-Term Instruments (Cost $124,269)			121,750

PURCHASED OPTIONS (i) 0.1%
(Cost $416)			650

Total Investments 98.7% (Cost $529,721)			$517,220
Written Options (j) (0.3%) (Premiums $1,043)			(1,581)
Other Assets and Liabilities (Net) 1.6%			8,505

Net Assets 100.0%			$524,144

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$147	Fannie Mae 2.200% due 10/17/2022	$(153)	$147	$147

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.500%	06/14/2013	07/11/2013	GBP	5,497	$(8,372)
	0.500%	06/14/2013	08/22/2013		3,505	(5,345)

						$(13,717)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $9,419 at a weighted average interest rate of 0.462%.
(3)	Payable for sale-buyback transactions includes $18 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	07/01/2043	$1,000	$1,005	$(999)

(g)	Securities with an aggregate market value of $450 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures	Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	185	$(74)
3-Month Euribor December Futures	Long	12/2015	209	(113)
3-Month Euribor June Futures	Long	06/2015	247	(65)
3-Month Euribor March Futures	Long	03/2015	110	(55)
3-Month Euribor March Futures	Long	03/2016	20	(21)
3-Month Euribor September Futures	Long	09/2015	201	(117)
Australia Government 3-Year Bond September Futures	Long	09/2013	225	(128)
Canada Government 10-Year Bond September Futures	Short	09/2013	37	169
Euro-Bobl September Futures	Short	09/2013	20	(15)
Euro-BTP Italy Government Bond September Futures	Short	09/2013	87	351
Euro-Bund 10-Year Bond September Futures	Long	09/2013	237	(545)
Japan Government 10-Year Bond September Futures	Long	09/2013	27	(58)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	291	(828)
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	48	352
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	30	(2)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	121	(112)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	243	(83)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	86	15
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	26	(3)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	619	(312)

				$(1,644)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	2,200	$114	$77
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	5,000	4	4
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	2,500	2	(4)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	220,000	(87)	(33)

						$33	$44

(h)	Securities with an aggregate market value of $3,614 and cash of $89 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	1,549	$	1,497	BRC	$81	$0	$81
07/2013		157		145	DUB	2	0	2
07/2013		438		404	HUS	4	0	4
07/2013		1,376		1,323	JPM	65	0	65
07/2013		4,064		3,883	RYL	169	0	169
07/2013		11,787		11,532	WST	759	0	759
07/2013	BRL	540		244	BRC	2	0	2
07/2013		2,474		1,199	FBF	90	0	90
07/2013		1,028		484	HUS	23	0	23
07/2013		1,371		619	JPM	4	0	4
07/2013		986		445	MSC	3	0	3
07/2013		3,235		1,538	UAG	88	0	88
07/2013	EUR	1,697		2,220	BOA	11	0	11
07/2013		9,215		12,200	CBK	205	0	205
07/2013		45,868		59,248	MSC	0	(456)	(456)
07/2013		21,577		28,577	RYL	492	0	492
07/2013	GBP	532		829	BRC	20	0	20
07/2013		4,036		6,280	CBK	142	0	142
07/2013		218		342	HUS	10	0	10
07/2013		59,387		89,658	RYL	0	(667)	(667)
07/2013	IDR	11,727,989		1,133	CBK	0	(37)	(37)
07/2013	JPY	4,378,567		44,301	BPS	152	0	152
07/2013		1,819,000		18,598	BRC	349	(93)	256
07/2013		136,100		1,444	CBK	72	0	72
07/2013		221,100		2,236	JPM	6	0	6
07/2013		44,481		453	WST	5	0	5
07/2013	MXN	140,743		10,911	GLM	71	0	71
07/2013		7,872		608	MSC	2	0	2
07/2013	NZD	202		157	BPS	0	0	0
07/2013		23,336		19,092	UAG	1,018	0	1,018
07/2013	$	4,402	AUD	4,665	CBK	0	(138)	(138)
07/2013		1,761		1,848	JPM	0	(72)	(72)
07/2013		867		907	RYL	0	(38)	(38)
07/2013		265	BRL	540	BRC	0	(23)	(23)
07/2013		1,164		2,474	FBF	0	(56)	(56)
07/2013		464		1,028	HUS	0	(3)	(3)
07/2013		640		1,371	JPM	0	(26)	(26)
07/2013		460		986	MSC	0	(18)	(18)
07/2013		1,505		3,235	UAG	0	(55)	(55)
07/2013		3,481	EUR	2,676	BPS	3	0	3
07/2013		9,141		6,951	BRC	0	(94)	(94)
07/2013		25,279		19,326	CBK	0	(123)	(123)
07/2013		2,233		1,677	JPM	0	(51)	(51)
07/2013		64,107		48,706	RYL	0	(709)	(709)
07/2013		6,583	GBP	4,199	BPS	0	(196)	(196)
07/2013		6,865		4,439	BRC	0	(114)	(114)
07/2013		17,001		10,843	CBK	0	(509)	(509)
07/2013		54,745		35,452	GLM	0	(824)	(824)
07/2013		4,832		3,110	HUS	0	(102)	(102)
07/2013		1,019		666	JPM	0	(6)	(6)
07/2013		669		433	MSC	0	(10)	(10)
07/2013		7,851		5,031	RYL	0	(199)	(199)
07/2013		1,194	IDR	11,727,989	JPM	0	(24)	(24)
07/2013		129	INR	7,014	DUB	0	(11)	(11)
07/2013		86		4,661	HUS	0	(8)	(8)
07/2013		1,413	JPY	139,500	CBK	0	(6)	(6)
07/2013		10,646	MXN	140,593	JPM	182	0	182
07/2013		764		9,975	RBC	4	0	4
07/2013		595	NZD	760	MSC	0	(7)	(7)
07/2013		413	ZAR	3,905	BRC	0	(20)	(20)
07/2013		163		1,531	CBK	0	(9)	(9)
07/2013		913		8,611	MSC	0	(45)	(45)
07/2013		617		6,177	UAG	6	0	6
07/2013	ZAR	13,229	$	1,451	BOA	118	0	118
07/2013		1,074		107	BRC	0	(1)	(1)
07/2013		640		64	HUS	0	0	0
07/2013		6,260		663	JPM	32	0	32
07/2013		3,746		374	MSC	0	(3)	(3)
07/2013		363		36	UAG	0	(1)	(1)
08/2013	BRL	1,117		517	BOA	20	0	20
08/2013		3,495		1,625	BRC	70	0	70
08/2013		7,680		3,582	DUB	164	0	164
08/2013		3,042		1,416	FBF	62	0	62
08/2013		8,804		4,071	HUS	153	0	153
08/2013		1,371		636	JPM	26	0	26
08/2013		5,003		2,319	MSC	93	0	93
08/2013		9,641		4,473	UAG	182	0	182
08/2013	CNY	47,347		7,544	BRC	0	(101)	(101)
08/2013	DKK	1,989		352	BRC	5	0	5
08/2013	EUR	18,913		24,732	CBK	111	0	111
08/2013		799		1,047	DUB	7	0	7
08/2013		48,706		64,116	RYL	710	0	710
08/2013	GBP	35,452		54,734	GLM	824	0	824
08/2013		359		554	HUS	8	0	8
08/2013	JPY	400,000		3,919	BOA	0	(115)	(115)
08/2013	MXN	133,671		10,601	GLM	331	0	331
08/2013		139,280		10,826	MSC	112	0	112
08/2013	$	906	AUD	965	BRC	0	(26)	(26)
08/2013		754	BRL	1,598	BOA	0	(43)	(43)
08/2013		1,175		2,530	BRC	0	(49)	(49)
08/2013		713		1,448	FBF	0	(68)	(68)
08/2013		1,630		3,460	HUS	0	(90)	(90)
08/2013		1,438		3,116	MSC	0	(51)	(51)
08/2013		16,727		33,987	UAG	0	(1,602)	(1,602)
08/2013		798	CNY	5,000	DUB	9	0	9
08/2013		2,742		17,318	UAG	54	0	54
08/2013		245	DKK	1,415	BPS	2	0	2
08/2013		3		15	FBF	0	0	0
08/2013		3,024	EUR	2,318	FBF	0	(6)	(6)
08/2013		5,542		4,262	JPM	7	0	7
08/2013		521	GBP	342	FBF	0	(1)	(1)
08/2013		13,289	MXN	176,015	JPM	238	0	238
09/2013	CAD	5,606	$	5,500	RBC	180	0	180
09/2013	EUR	20,183		26,857	CBK	577	0	577
09/2013	MXN	1,715		131	BOA	1	(1)	0
09/2013		129,790		10,051	BPS	104	0	104
09/2013		7,093		550	BRC	6	0	6
09/2013		56,067		4,324	CBK	26	0	26
09/2013		20,850		1,616	FBF	18	0	18
09/2013		29,772		2,318	HUS	49	(13)	36
09/2013		1,677		129	JPM	1	(1)	0
09/2013		78,412		6,068	MSC	61	(2)	59
09/2013	$	392	CLP	195,432	UAG	0	(12)	(12)
09/2013		9,789	MXN	121,544	JPM	0	(474)	(474)
09/2013		1,263		16,247	MSC	0	(18)	(18)
10/2013	MXN	235,973	$	19,000	BOA	938	0	938
10/2013		115,928		9,401	HUS	538	0	538
10/2013	RUB	7,770		233	BRC	0	0	0
10/2013		2,621		80	GLM	1	0	1
10/2013		6,358		190	HUS	0	(1)	(1)
10/2013	$	1,113	IDR	11,727,989	CBK	17	0	17
10/2013		621	RUB	19,768	BRC	0	(29)	(29)
11/2013	MXN	39,293	$	3,130	BOA	133	0	133
11/2013		10,805		864	JPM	40	0	40
12/2013		10,586		842	MSC	37	0	37
04/2014	$	200	CNY	1,217	BRC	0	(6)	(6)
04/2014		453		2,759	CBK	0	(13)	(13)
04/2014		174		1,060	GST	0	(5)	(5)
04/2014		134		815	HUS	0	(4)	(4)
04/2014		283		1,724	JPM	0	(8)	(8)
04/2014		289		1,764	RYL	0	(8)	(8)
04/2014		267		1,625	UAG	0	(8)	(8)
09/2015		40		246	BOA	0	(1)	(1)
09/2015		371		2,246	BRC	0	(18)	(18)
09/2015		1,575		9,516	CBK	0	(83)	(83)
09/2015		465		2,810	JPM	0	(24)	(24)
09/2015		40		246	MSC	0	(1)	(1)

						$10,105	$(7,636)	$2,469

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$3,000	$242	$382
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,100	174	268

							$416	$650

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,300	$11	$(7)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,300	13	(17)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,400	14	(9)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,400	14	(21)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		9,900	20	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		4,800	8	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		4,700	10	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,300	4	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$3,900	10	(63)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,000	247	(511)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		8,800	166	(346)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		3,200	11	(51)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		12,300	62	(177)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	400,000	22	(22)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		240,000	14	(8)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		170,000	12	(13)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$3,000	9	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,500	21	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(6)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,400	16	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,700	19	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		4,700	82	(82)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		10,400	48	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		7,100	123	(123)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,000	20	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,000	33	(76)

								$1,012	$(1,532)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$668	$5	$(11)
Call - OTC USD versus MXN	MSX		12.660	07/18/2013	568	5	(16)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013	211	2	(6)
Call - OTC USD versus ZAR	JPM		9.870	07/18/2013	695	6	(14)

						$18	$(47)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$500	$7	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	600	6	(1)

						$13	$(2)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
British Sky Broadcasting Group PLC	BRC	(0.700%	)	12/20/2018	0.835%	$800	$6	$0	$6
Burlington Northern Santa Fe LLC	RYL	(0.510%	)	03/20/2018	0.180%	446	(7)	0	(7)
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.187%	637	6	0	6
Health Care REIT, Inc.	BRC	(2.930%	)	06/20/2015	0.438%	400	(20)	0	(20)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	0.994%	500	(40)	(15)	(25)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.213%	138	(3)	0	(3)
Masco Corp.	DUB	(5.000%	)	12/20/2016	1.353%	300	(37)	(41)	4
Masco Corp.	DUB	(5.000%	)	03/20/2017	1.471%	1,000	(129)	(141)	12
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.804%	275	1	0	1
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.804%	1,000	(12)	0	(12)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.086%	1,000	(16)	(2)	(14)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.242%	100	0	0	0

							$(251)	$(199)	$(52)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%	$1,100	$24	$17	$7
Australia Government Bond	RYL	1.000%	12/20/2016	0.359%	100	2	0	2
Australia Government Bond	UAG	1.000%	09/20/2016	0.329%	100	2	1	1
H.J. Heinz Co.	MYC	1.000%	03/20/2018	1.491%	500	(11)	(25)	14
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%	4,200	55	80	(25)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%	4,200	56	77	(21)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%	1,900	25	34	(9)

						$153	$184	$(31)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	1,230,000	$(64)	$49	$(113)
iTraxx Japan 19 5-Year Index	BRC	1.000%	06/20/2018		70,000	(3)	3	(6)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		220,000	(12)	7	(19)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		350,000	(18)	12	(30)

						$(97)	$71	$(168)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	4,500	$(83)	$(29)	$(54)
Pay	1-Year BRL-CDI	9.530%	01/02/2017	BOA		3,200	(43)	0	(43)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	8,800	28	(10)	38
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		300	0	0	0
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		28,300	(66)	(39)	(27)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		7	0	0	0
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		3,100	(15)	(3)	(12)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	HUS		3,800	(18)	(3)	(15)

							$(197)	$(84)	$(113)

(k)	Securities with an aggregate market value of $2,985 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$7,654	$0	$7,654
Mortgage-Backed Securities	0	1,034	0	1,034
Sovereign Issues	0	566	0	566
Canada
Corporate Bonds & Notes	0	2,051	0	2,051
Sovereign Issues	0	6,540	0	6,540
Cayman Islands
Asset-Backed Securities	0	2,570	105	2,675
Denmark
Corporate Bonds & Notes	0	115	0	115
France
Corporate Bonds & Notes	0	13,326	0	13,326
Sovereign Issues	0	28,380	0	28,380
Germany
Corporate Bonds & Notes	0	23,512	0	23,512
Sovereign Issues	0	3,610	0	3,610
Ireland
Asset-Backed Securities	0	818	0	818
Corporate Bonds & Notes	0	3,799	0	3,799
Mortgage-Backed Securities	0	1,086	0	1,086
Italy
Asset-Backed Securities	0	1,743	0	1,743
Corporate Bonds & Notes	0	1,004	0	1,004
Mortgage-Backed Securities	0	3,194	0	3,194
Sovereign Issues	0	9,528	0	9,528
Japan
Sovereign Issues	0	48,088	0	48,088
Luxembourg
Corporate Bonds & Notes	0	811	0	811
Mexico
Sovereign Issues	0	1,631	0	1,631
Netherlands
Asset-Backed Securities	0	846	0	846
Corporate Bonds & Notes	0	3,777	0	3,777
New Zealand
Corporate Bonds & Notes	0	413	0	413
Sovereign Issues	0	16,051	0	16,051
Norway
Corporate Bonds & Notes	0	2,869	0	2,869
Sovereign Issues	0	2,423	0	2,423
Spain
Corporate Bonds & Notes	0	3,602	0	3,602
Sovereign Issues	0	11,600	0	11,600
Supranational
Corporate Bonds & Notes	0	10,582	0	10,582
Sweden
Corporate Bonds & Notes	0	1,548	0	1,548
United Kingdom
Bank Loan Obligations	0	2,381	0	2,381
Corporate Bonds & Notes	0	4,680	0	4,680
Mortgage-Backed Securities	0	16,161	0	16,161
Sovereign Issues	0	40,094	0	40,094
United States
Asset-Backed Securities	0	13,558	0	13,558
Bank Loan Obligations	0	3,572	0	3,572
Corporate Bonds & Notes	0	11,998	0	11,998
Mortgage-Backed Securities	0	27,664	68	27,732
Municipal Bonds & Notes	0	393	0	393
Preferred Securities	43	0	1,217	1,260
U.S. Government Agencies	0	15,071	4,977	20,048
U.S. Treasury Obligations	0	38,067	0	38,067
Short-Term Instruments
Certificates of Deposit	0	7,915	0	7,915
Commercial Paper	0	3,988	0	3,988
Repurchase Agreements	0	147	0	147
Japan Treasury Bills	0	18,148	0	18,148
Mexico Treasury Bills	0	54,569	0	54,569
U.S. Treasury Bills	0	902	0	902
Central Funds Used for Cash Management Purposes	36,081	0	0	36,081
Purchased Options
Interest Rate Contracts	0	650	0	650
	$36,124	$474,729	$6,367	$517,220

Short Sales, at value
U.S. Government Agencies	$0	$(999)	$0	$(999)

Financial Derivative Instruments - Assets
Credit Contracts	0	53	0	53
Foreign Exchange Contracts	0	10,105	0	10,105
Interest Rate Contracts	887	119	0	1,006
	$887	$10,277	$0	$11,164

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(304)	0	(304)
Foreign Exchange Contracts	0	(7,683)	0	(7,683)
Interest Rate Contracts	(2,531)	(1,720)	(2)	(4,253)

	$(2,531)	$(9,707)	$(2)	$(12,240)

Totals	$34,480	$474,300	$6,365	$515,145

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Asset-Backed Securities	$177	$0	$(72)	$0	$0	$0	$0	$0	$105	$0
United States
Mortgage-Backed Securities	69	0	(3)	0	1	1	0	0	68	2
Preferred Securities	1,250	0	0	0	0	(33)	0	0	1,217	(33)
U.S. Government Agencies	5,230	0	(239)	0	0	(14)	0	0	4,977	(13)

	$6,726	$0	$(314)	$0	$1	$(46)	$0	$0	$6,367	$(44)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(2)	$0	$0	$0	$0	$0	$0	$0	$(2)	$0

Totals	$6,724	$0	$(314)	$0	$1	$(46)	$0	$0	$6,365	$(44)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Asset-Backed Securities	$105	Benchmark Pricing	Base Price	100.00
United States
Mortgage-Backed Securities	68	Third Party Vendor	Broker Quote	86.25
Preferred Securities	1,217	Benchmark Pricing	Base Price	$ 7,183.47
U.S. Government Agencies	4,977	Third Party Vendor	Broker Quote	99.98 - 100.63

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(2)	Indicative Market Quotation	Broker Quote	0.16 - 0.18

Total	$6,365

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
Dell, Inc.
5.000% - 6.250% due 11/06/2013		$22,100	$22,040
H.J. Heinz Co.
3.500% due 06/05/2020		18,200	18,222

Total Bank Loan Obligations (Cost $40,144)			40,262

CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 0.7%
Banco Santander Brasil S.A.
2.373% due 03/18/2014		7,200	7,167
Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,790
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		182	200
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	1,800	2,343
5.400% due 12/01/2015		$682	684
5.750% due 09/15/2016		200	196
WM Covered Bond Program
4.375% due 09/16/2014	EUR	5,300	7,136

			27,516

INDUSTRIALS 0.6%
Jones Group, Inc.
5.125% due 11/15/2014		$8,200	8,528
New York Times Co.
5.000% due 03/15/2015		6,000	6,195
Office Depot, Inc.
6.250% due 08/15/2013		4,251	4,288
Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	865
Rohm & Haas Co.
6.000% due 09/15/2017		1,000	1,141
Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,362
UST LLC
5.750% due 03/01/2018		1,000	1,132

			23,511

UTILITIES 0.1%
CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,082
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	4,100	5,393

			6,475

Total Corporate Bonds & Notes (Cost $55,746)			57,502

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		$6,030	7,833
7.500% due 04/01/2034		1,000	1,297
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		1,900	2,554
California State General Obligation Bonds, Series 2012
5.000% due 09/01/2030		405	423

Total Municipal Bonds & Notes (Cost $13,143)			12,107

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.743% due 09/25/2041		11,465	11,657
2.440% due 08/01/2022		395	381
2.850% due 06/01/2022		600	605
2.920% due 06/01/2022		1,900	1,872
3.000% due 01/01/2022		1,288	1,296
4.000% due 10/01/2040		19	20

Freddie Mac
0.743% due 07/15/2041	3,407	3,436

Total U.S. Government Agencies (Cost $19,228)		19,267

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (h)	36,665	30,818
0.750% due 02/15/2042 (h)(k)	197,558	173,944
2.125% due 02/15/2040 (h)	11,974	14,544
2.125% due 02/15/2041 (h)	21,811	26,544
2.375% due 01/15/2025 (k)	123	147
3.625% due 04/15/2028 (k)	144	200
U.S. Treasury Notes
0.125% due 12/31/2013	13,500	13,501
0.250% due 10/31/2013 (k)	968	969
0.250% due 10/31/2013	1,076	1,077
0.250% due 01/31/2014	5,700	5,704
0.250% due 02/28/2014	4,600	4,604
0.250% due 03/31/2014 (k)	8,883	8,889
0.250% due 03/31/2014	3,600	3,602
0.250% due 04/30/2014	4,600	4,603
0.250% due 05/31/2014	3,000	3,002
0.250% due 06/30/2014	100	100
0.750% due 12/15/2013 (n)	1,544	1,549
0.750% due 06/15/2014	600	604
1.000% due 01/15/2014 (k)	3,016	3,030
1.000% due 01/15/2014	2,000	2,010
1.000% due 05/15/2014	600	604
1.250% due 02/15/2014	2,900	2,920
1.250% due 02/15/2014 (k)	230	232
1.250% due 02/15/2014 (n)	1,367	1,376
1.250% due 03/15/2014	7,033	7,088
1.250% due 04/15/2014	400	403
1.875% due 02/28/2014	500	506
1.875% due 04/30/2014	100	101
2.000% due 02/15/2023 (h)	525,800	505,692
2.250% due 05/31/2014	1,100	1,121

Total U.S. Treasury Obligations (Cost $885,362)		819,484

MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Large Loan Trust
2.493% due 11/15/2015	9,920	9,951
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	345	343
2.320% due 08/25/2035	117	115
2.706% due 08/25/2033	356	358
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050	600	685
Citigroup Mortgage Loan Trust, Inc.
2.550% due 10/25/2035	1,004	933
Countrywide Alternative Loan Trust
0.527% due 11/20/2035	1,878	1,372
1.168% due 02/25/2036	375	304
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035	233	189
2.763% due 09/20/2036 ^	254	167
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,440	1,611
Merrill Lynch Floating Trust
0.731% due 07/09/2021	2,607	2,600
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	672	522
Structured Adjustable Rate Mortgage Loan Trust
2.608% due 01/25/2035	69	63
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035	130	124
WaMu Mortgage Pass-Through Certificates
0.869% due 02/25/2047	404	303
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 03/25/2036	1,213	1,186
5.989% due 09/25/2036	2,932	2,657

Total Mortgage-Backed Securities (Cost $22,166)		23,483

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	51	53
7.001% due 09/20/2022	1,300	1,342
Citigroup Mortgage Loan Trust, Inc.
0.303% due 08/25/2036	2	2
Galaxy CLO Ltd.
0.536% due 10/20/2017	428	428

Mid-State Trust
8.330% due 04/01/2030		350	373
SLC Student Loan Trust
4.750% due 06/15/2033		1,415	1,323
SLM Student Loan Trust
0.473% due 12/17/2018		56	56
Wood Street CLO BV
0.544% due 11/22/2021	EUR	1,012	1,292

Total Asset-Backed Securities (Cost $4,767)			4,869

SOVEREIGN ISSUES 8.2%
Bonos de la Tesoreria de la Republica
3.000% due 01/01/2042	CLP	8,272,667	17,187
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	680,700	212,440
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		6,700	7,469
6.000% due 08/15/2040		6,500	7,339
6.000% due 08/15/2050		14,629	16,662
10.000% due 01/01/2014		13,868	6,243
10.000% due 01/01/2017		111,351	48,849
10.000% due 01/01/2021		2,069	886
10.000% due 01/01/2023		2,071	879
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	2,900	4,053
New Zealand Government Bond
5.500% due 04/15/2023	NZD	650	559
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		9,450	7,301

Total Sovereign Issues (Cost $370,909)			329,867

	SHARES
MUTUAL FUNDS (d)(e) 51.4%
PIMCO Emerging Local Bond Fund		16,603,267	162,380
PIMCO Emerging Markets Corporate Bond Fund		7,102,772	80,546
PIMCO EqS Pathfinder Fund®		24,527,430	265,387
PIMCO EqS® Dividend Fund		21,696,380	257,536
PIMCO EqS® Emerging Markets Fund		25,166,399	207,875
PIMCO Income Fund		36,750,206	448,720
PIMCO Investment Grade Corporate Bond Fund		4,723,605	49,881
PIMCO Real Return Fund		6,341,124	71,021
PIMCO RealEstateRealReturn Strategy Fund		3,025,117	13,280
PIMCO StocksPLUS® Fund		6,908,547	64,180
PIMCO Total Return Fund		6,237,945	67,120
PIMCO Unconstrained Bond Fund		32,373,992	365,502

Total Mutual Funds (Cost $2,027,439)			2,053,428

COMMON STOCKS 0.7%
FINANCIALS 0.7%
CIT Group, Inc. (a)		587,000	27,372

Total Common Stocks (Cost $25,641)			27,372

EXCHANGE-TRADED FUNDS 19.4%
iShares FTSE China 25 Index Fund		5,763,332	187,424
iShares Nasdaq Biotechnology Index Fund		394,780	68,644
SPDR Gold Trust		668,019	79,594
Vanguard FTSE Emerging Markets ETF		11,305,105	438,412

Total Exchange-Traded Funds (Cost $859,065)			774,074

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN		67,207	210

Total Exchange-Traded Notes (Cost $5,202)			210

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.9%
CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 03/27/2014		$11,400	11,292

REPURCHASE AGREEMENTS (f) 0.5%		19,424

SHORT-TERM NOTES 0.3%
Fannie Mae
0.142% due 11/01/2013	4,700	4,699
Federal Home Loan Bank
0.183% due 05/01/2014	300	300
Freddie Mac
0.142% due 10/08/2013 - 10/10/2013	5,300	5,299
0.162% due 02/04/2014	300	300

		10,598

U.S. TREASURY BILLS 2.0%
0.107% due 07/25/2013 - 06/26/2014 (b)(h)(k)(n)	81,024	80,952

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 5.8%
PIMCO Short-Term Floating NAV Portfolio	23,244,507	232,585

Total Short-Term Instruments (Cost $354,830)		354,851

PURCHASED OPTIONS (i)(l) 1.0%
(Cost $76,086)		41,112

Total Investments 114.0% (Cost $4,759,728)		$4,557,888
Written Options (j)(m) (0.5%) (Premiums $24,182)		(18,069)
Other Assets and Liabilities (Net) (13.5%)		(543,265)

Net Assets 100.0%		$3,996,554

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$14,400	U.S. Treasury Bills 0.156% due 06/26/2014 and U.S. Treasury Bonds 2.750% due 08/15/2042	$(14,874)	$14,400	$14,400
BRC	0.180%	06/28/2013	07/01/2013	3,400	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(3,483)	3,400	3,400
SAL	0.150%	06/28/2013	07/01/2013	500	U.S. Treasury Notes 0.750% due 09/15/2013	(511)	500	500
SSB	0.010%	06/28/2013	07/01/2013	1,124	Fannie Mae 2.200% due 10/17/2022	(1,151)	1,124	1,124

						$(20,019)	$19,424	$19,424

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOA	0.060%	07/01/2013	07/22/2013	$193,250	$(193,250)
BOM	0.070%	06/19/2013	07/01/2013	190,742	(190,746)
	0.140%	06/20/2013	07/03/2013	150,498	(150,504)
BOS	0.060%	07/01/2013	07/22/2013	24,736	(24,736)
BSN	0.080%	06/18/2013	07/02/2013	233,825	(233,832)

					$(793,068)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.070%	06/20/2013	07/03/2013	$25,333	$(25,337)
GSC	0.080%	06/10/2013	07/01/2013	72,964	(72,967)
TDM	0.140%	06/04/2013	07/02/2013	104,276	(104,287)

					$(202,591)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,253,391 at a weighted average interest rate of 0.069%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2043	$1,000	$1,029	$(1,015)

(g)	Cash of $1 has been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $768,747 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(i)	Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$127.750	08/23/2013	5,500	$31	$41

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares Russell 2000 Index Fund	$60.000	12/31/2013	37,250	$2,345	$774

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	725	$2,317	$538
Put - CBOE S&P 500 Index	1,050.000	12/21/2013	8,450	5,302	2,814

				$7,619	$3,352

(j)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	339	$198	$(974)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	339	96	(10)

				$294	$(984)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	373	$613
90-Day Eurodollar March Futures	Long	03/2014	32	5
Arabica Coffee September Futures	Short	09/2013	194	607
Cocoa September Futures	Short	09/2013	301	51
Copper September Futures	Short	09/2013	106	258
Corn September Futures	Long	09/2013	99	(133)
E-mini S&P 500 Index September Futures	Long	09/2013	900	(107)
Euro-OAT France Government Bond September Futures	Short	09/2013	932	3,284
IBEX 35 Index July Futures	Long	07/2013	462	(2,344)
Lean Hogs August Futures	Long	08/2013	453	(120)
Natural Gas July Futures	Short	07/2013	202	446
OMX Stockholm 30 Index July Futures	Long	07/2013	4,303	(2,172)
Platinum October Futures	Short	10/2013	167	260
Russell 2000 Mini Index September Futures	Short	09/2013	3,103	3,532
Soybean November Futures	Long	11/2013	204	(246)
U.S. Treasury 5-Year Note September Futures	Short	09/2013	5,255	8,089
United Kingdom Government 10-Year Gilt September Futures	Long	09/2013	833	(6,316)
Wheat September Futures	Short	09/2013	52	118

				$5,825

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	38,400	$(1,754)	$56

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		$229,300	$(127)	$2,050
Receive	3-Month USD-LIBOR	1.000%	06/19/2018		292,600	7,670	7,109
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		2,037,900	(81,693)	(64,931)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		106,550	6,608	8,040
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		232,400	20,670	17,891
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	266,500	(3,135)	(4,455)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		663,000	(914)	(4,565)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		207,800	(12,195)	(10,682)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		200,600	(7,901)	(9,013)
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		7,500	(165)	(165)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		46,980	(944)	(962)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		53,400	(42)	(437)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		438,200	(14,660)	(18,463)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		652,100	(9,614)	(13,737)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	130,000	(5,228)	(6,662)
Receive	6-Month GBP-LIBOR	3.250%	09/18/2043		27,600	863	1,679
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	39,320,000	1,224	10,029

						$(99,583)	$(87,274)

(k)	Securities with an aggregate market value of $7,159 and cash of $192,120 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	35,614	$	32,685	BRC	$133	$0	$133
07/2013		26,419		24,414	DUB	267	0	267
07/2013		100		95	FBF	3	0	3
07/2013		21,081		20,229	GLM	960	0	960
07/2013		99,151		93,223	HUS	2,594	0	2,594
07/2013		13,700		13,024	JPM	499	0	499
07/2013		4,400		4,213	RYL	191	0	191
07/2013		45,586		44,601	WST	2,935	0	2,935
07/2013	BRL	6,015		2,753	BOA	58	0	58
07/2013		17,116		7,835	GLM	175	0	175
07/2013		250,000		116,550	MSC	4,510	0	4,510
07/2013		256,015		115,589	UAG	854	0	854
07/2013	CAD	3,365		3,310	BOA	112	0	112
07/2013		25,094		24,303	BRC	450	0	450
07/2013	EUR	4,500		5,791	BOA	0	(66)	(66)
07/2013		5,150		6,733	BRC	30	0	30
07/2013		5,150		6,733	CBK	30	0	30
07/2013		3,050		4,057	DUB	87	0	87
07/2013		7,200		9,325	GLM	0	(47)	(47)
07/2013		3,050		4,057	HUS	87	0	87
07/2013	GBP	5,500		8,345	BOA	0	(20)	(20)
07/2013		4,400		6,801	BPS	109	0	109
07/2013		2,600		4,075	BRC	121	0	121
07/2013		9,900		15,146	CBK	109	(20)	89
07/2013		14,600		22,242	GLM	39	0	39
07/2013		2,600		4,075	JPM	121	0	121
07/2013	HKD	593,637		76,513	HUS	0	(29)	(29)
07/2013		3,413,295		439,842	UAG	0	(259)	(259)
07/2013	ILS	66,336		18,145	MSC	0	(88)	(88)
07/2013	INR	3,793,510		68,463	UAG	4,895	0	4,895
07/2013	JPY	1,906,679		19,000	BRC	139	(364)	(225)
07/2013		702,437		6,950	FBF	0	(132)	(132)
07/2013		29,998,993		301,127	RYL	484	(1,845)	(1,361)
07/2013		650,783		6,700	UAG	138	0	138
07/2013	KRW	69,891,335		62,605	CBK	1,456	0	1,456
07/2013	MYR	200,000		62,637	FBF	0	(471)	(471)
07/2013		62,966		19,726	JPM	0	(142)	(142)
07/2013		33,139		11,125	SCX	668	0	668
07/2013	NOK	47,820		8,315	BPS	444	0	444
07/2013		28,167		4,900	CBK	265	0	265
07/2013		28,167		4,900	FBF	265	0	265
07/2013		46,216		8,050	JPM	442	0	442
07/2013	NZD	28,593		23,383	WST	1,238	0	1,238
07/2013	PHP	554,796		13,678	JPM	816	0	816
07/2013	RUB	159,177		4,995	CBK	155	0	155
07/2013		257,600		8,015	JPM	174	0	174
07/2013	SGD	18,814		14,773	SCX	0	(71)	(71)
07/2013	THB	1,108,555		37,181	UAG	1,461	0	1,461
07/2013	TWD	2,858,456		95,815	CBK	420	0	420
07/2013	$	3,165	AUD	3,322	BRC	0	(129)	(129)
07/2013		30,428		32,022	CBK	0	(1,160)	(1,160)
07/2013		11,028		11,374	DUB	0	(632)	(632)
07/2013		32,368		34,062	HUS	0	(1,235)	(1,235)
07/2013		12,896		13,500	JPM	0	(553)	(553)
07/2013		33,469		35,904	MSC	0	(652)	(652)
07/2013		8,099		8,400	UAG	0	(417)	(417)
07/2013		2,800	BRL	6,015	BOA	0	(104)	(104)
07/2013		4,000		8,558	JPM	0	(170)	(170)
07/2013		112,836		250,000	MSC	0	(797)	(797)
07/2013		123,459		264,573	UAG	0	(4,893)	(4,893)
07/2013		4,350	CAD	4,479	CBK	0	(92)	(92)

07/2013		2,700		2,797	DUB	0	(40)	(40)
07/2013		5,600		5,710	FBF	0	(173)	(173)
07/2013		1,650		1,682	MSC	0	(51)	(51)
07/2013		15,427	EUR	11,800	BOA	0	(67)	(67)
07/2013		4,186		3,190	BRC	0	(34)	(34)
07/2013		4,271		3,200	CBK	0	(105)	(105)
07/2013		3,870		2,900	DUB	0	(95)	(95)
07/2013		9,331		7,110	GLM	0	(76)	(76)
07/2013		10,337	GBP	6,600	BOA	0	(300)	(300)
07/2013		11,846		7,710	BRC	0	(121)	(121)
07/2013		8,140		5,290	CBK	0	(95)	(95)
07/2013		4,086		2,600	FBF	0	(132)	(132)
07/2013		4,086		2,600	HUS	0	(132)	(132)
07/2013		290,581	HKD	2,253,804	DUB	19	0	19
07/2013		49,770		386,350	HUS	45	0	45
07/2013		147,364		1,142,955	JPM	6	0	6
07/2013		28,847		223,824	UAG	12	0	12
07/2013		162	ILS	587	BRC	0	(1)	(1)
07/2013		16,827		60,939	HUS	0	(77)	(77)
07/2013		1,319		4,810	UAG	3	0	3
07/2013		9,616	INR	538,111	JPM	0	(599)	(599)
07/2013		56,002		3,255,398	UAG	0	(1,451)	(1,451)
07/2013		13,280	JPY	1,296,043	BRC	67	(279)	(212)
07/2013		12,305		1,205,867	CBK	136	(282)	(146)
07/2013		94,536		9,409,976	DUB	395	(48)	347
07/2013		6,049		575,000	FBF	0	(251)	(251)
07/2013		27,700		2,660,300	GLM	0	(875)	(875)
07/2013		62,982		6,395,600	HUS	1,507	0	1,507
07/2013		19,232		1,909,700	RBC	24	0	24
07/2013		60,337	KRW	69,891,335	UAG	871	(60)	811
07/2013		2,800	MXN	35,980	DUB	0	(23)	(23)
07/2013		2,800		35,980	MSC	0	(23)	(23)
07/2013		1,550	MYR	4,772	BOA	0	(44)	(44)
07/2013		93,574		291,333	BPS	0	(1,646)	(1,646)
07/2013		4,900	NOK	28,256	BOA	0	(250)	(250)
07/2013		12,950		75,185	HUS	0	(575)	(575)
07/2013		8,050		46,929	JPM	0	(325)	(325)
07/2013		12,842	PHP	554,796	UAG	20	0	20
07/2013		2,450	RUB	79,588	CBK	0	(30)	(30)
07/2013		6,450		208,388	DUB	0	(110)	(110)
07/2013		4,000		128,800	JPM	0	(80)	(80)
07/2013		15,155	SGD	18,814	FBF	0	(311)	(311)
07/2013		36,015	THB	1,108,555	BRC	0	(296)	(296)
07/2013		95,329	TWD	2,858,456	UAG	102	(36)	66
07/2013	ZAR	9,990	$	1,002	HUS	0	(5)	(5)
07/2013		730,569		81,165	JPM	7,559	0	7,559
07/2013		7,357		735	MSC	0	(6)	(6)
08/2013	BRL	220,255		104,171	BOA	6,152	0	6,152
08/2013		7,751		3,597	CBK	147	0	147
08/2013		60,412		28,269	JPM	1,384	0	1,384
08/2013		648,758		312,155	UAG	23,439	0	23,439
08/2013	CHF	27,671		29,628	BPS	322	0	322
08/2013		20,128		20,800	GLM	0	(518)	(518)
08/2013		11,695		12,238	MSC	0	(149)	(149)
08/2013	CNY	356,452		56,796	BRC	0	(760)	(760)
08/2013		162,763		26,013	UAG	0	(268)	(268)
08/2013	CZK	92,581		4,710	MSC	76	0	76
08/2013	DKK	16,250		2,831	MSC	0	(6)	(6)
08/2013	HUF	669,326		2,913	JPM	0	(28)	(28)
08/2013	IDR	433,763,953		44,001	JPM	1,421	0	1,421
08/2013	NOK	204,610		35,471	UAG	1,838	0	1,838
08/2013	PLN	114,998		36,280	GLM	1,761	0	1,761
08/2013	SEK	32,080		4,778	BRC	0	(1)	(1)
08/2013		70,161		10,788	HUS	336	0	336
08/2013		19,085		2,903	JPM	60	0	60
08/2013	$	8	BRL	16	BOA	0	(1)	(1)
08/2013		16,402		35,738	BRC	0	(498)	(498)
08/2013		28,390		61,842	HUS	0	(869)	(869)
08/2013		36,300	CHF	33,466	BOA	0	(856)	(856)
08/2013		23,049		21,252	FBF	0	(540)	(540)
08/2013		5,333		4,900	GLM	0	(143)	(143)
08/2013		4,789	CNY	30,000	DUB	55	0	55
08/2013		3,339		21,000	RYL	52	0	52
08/2013		27,983		174,061	UAG	124	(2)	122
08/2013		266	SEK	1,730	BPS	0	(8)	(8)
08/2013		1,217		8,150	BRC	1	(3)	(2)
08/2013		409		2,710	CBK	0	(6)	(6)
08/2013		419		2,815	DUB	0	0	0
08/2013		1,161		7,800	FBF	4	(3)	1
08/2013		439		2,920	MSC	0	(4)	(4)
08/2013		758		4,945	RBC	0	(21)	(21)
08/2013		201		1,335	UAG	0	(2)	(2)
09/2013	CAD	38,955	$	38,215	RBC	1,249	0	1,249
09/2013	CLP	4,206,389		8,214	HUS	28	0	28
09/2013		4,600,840		8,979	MSC	26	0	26
09/2013		6,299,070		12,646	UAG	388	0	388

09/2013	EUR	51,907		69,046	BRC	1,458	0	1,458
09/2013		165,464		220,176	CBK	4,728	0	4,728
09/2013	GBP	46,104		71,627	BPS	1,539	0	1,539
09/2013		3,831		5,889	BRC	65	0	65
09/2013		1,194		1,840	DUB	25	0	25
09/2013		3,034		4,707	HUS	94	0	94
09/2013	MXN	426,420		33,705	HUS	1,022	0	1,022
09/2013		725,942		58,795	JPM	3,155	0	3,155
09/2013	SGD	25,623		20,572	JPM	353	0	353
09/2013	$	6,366	CAD	6,506	HUS	0	(192)	(192)
09/2013		1,473	EUR	1,123	BRC	0	(11)	(11)
09/2013		196,533		148,490	DUB	0	(3,186)	(3,186)
09/2013		50,340		37,751	HUS	0	(1,185)	(1,185)
09/2013		1,717	GBP	1,094	BRC	0	(54)	(54)
09/2013		82,779		52,760	FBF	0	(2,571)	(2,571)
09/2013		9,954	MXN	129,103	HUS	0	(59)	(59)
09/2013		14,774	SGD	18,814	SCX	72	0	72
10/2013	CNY	120,811	$	19,141	GLM	0	(284)	(284)
10/2013		650,000		103,011	HUS	0	(1,505)	(1,505)
10/2013	COP	19,554,971		10,457	FBF	395	0	395
10/2013	HKD	2,253,804		290,678	DUB	0	(21)	(21)
10/2013		1,142,955		147,414	JPM	0	(6)	(6)
10/2013	INR	3,255,398		55,134	UAG	1,530	0	1,530
10/2013	KRW	53,410,199		45,701	UAG	0	(837)	(837)
10/2013	MYR	84,606		26,394	DUB	0	(82)	(82)
10/2013		33,373		10,447	UAG	4	0	4
10/2013	PEN	7,928		3,069	BPS	242	0	242
10/2013		22,839		8,840	FBF	697	0	697
10/2013	PHP	554,796		12,801	UAG	0	(63)	(63)
10/2013	RUB	2,604,819		80,001	BOA	1,929	0	1,929
10/2013		420,826		13,219	CBK	606	0	606
10/2013	THB	1,108,555		35,821	BRC	269	0	269
10/2013	TRY	62,195		33,684	FBF	1,935	0	1,935
10/2013	TWD	2,585,822		86,344	UAG	0	(65)	(65)
10/2013	$	45,742	CNY	290,507	FBF	970	0	970
10/2013		75,567		480,304	UAG	1,663	0	1,663
10/2013		62,311	MYR	200,000	FBF	275	0	275
10/2013		19,626		62,966	JPM	78	0	78
10/2013		9,998	RUB	320,901	DUB	0	(380)	(380)
10/2013		1,424	TRY	2,602	JPM	0	(96)	(96)
11/2013	CNY	12,470	$	1,974	CBK	0	(28)	(28)
11/2013		15,746		2,494	DUB	0	(34)	(34)
11/2013		105,132		16,648	UAG	0	(230)	(230)
11/2013	$	20,328	CNY	127,375	BRC	121	0	121
11/2013		13,692		85,760	UAG	76	0	76
09/2015		7,010		42,600	DUB	0	(328)	(328)
						$100,864	$(39,395)	$61,469

(l)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC WTI Crude December Futures	GST	$130.000	11/15/2013	$100,000	$7,000	$110
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	42,500	2,975	47
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	2,300	145	7
					$10,120	$164

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$180,780	$2,043	$167
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	449,000	23,977	21,267
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	487,100	18,160	11,225
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	58,800	2,963	2,203
							$47,143	$34,862

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB		$1.000	05/22/2015	EUR	166,400	$8,239	$1,217
Call - OTC USD versus CNY	UAG	CNY	6.410	02/26/2014		$39,915	145	184
Call - OTC USD versus CNY	BPS		6.310	03/28/2014		35,123	269	280
Call - OTC USD versus CNY	UAG		6.363	03/30/2015		11,720	175	238
							$8,828	$1,919

(m)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Brent Crude December Futures	GST	$140.000	11/11/2013	$100,000	$7,370	$(90)
Call - OTC Brent Crude December Futures	MYC	140.000	11/11/2013	42,500	3,124	(38)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	2,300	145	(11)
					$10,639	$(139)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$18,800	$60	$(82)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		18,800	60	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		67,900	240	(294)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		67,900	240	0
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		6,100	44	(82)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		6,100	44	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	25,500	53	(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		9,400	16	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		5,300	10	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		5,700	10	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		$247,000	2,964	(1,658)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013		64,700	90	(18)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		64,700	278	(929)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		274,700	153	(7)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		73,600	88	(30)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		274,700	695	(5,993)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		73,600	177	(663)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	13,500	69	(8)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		3,400	15	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		10,200	52	(6)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		7,800	46	(5)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$45,600	161	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		9,000	38	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		39,300	79	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		52,700	218	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,900	15	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		58,800	1,020	(1,020)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		121,000	555	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		242,800	4,202	(4,202)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		60,700	188	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		31,600	85	(481)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		24,400	77	(5)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		24,400	176	(927)
								$12,218	$(16,413)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	$ 144,430	$ 693	$ (487)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$106	$(19)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	108	(23)
Cap - OTC YOY CPURNSA Index	BPS	215.949	Maximum of [(Final Index/Initial Index - 1) - 5.000%] or 0	03/04/2015	4,000	68	(2)
Floor - OTC YOY CPURNSA Index	BPS	215.949	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	03/04/2015	4,000	56	(2)
						$ 338	$ (46)

(1)	YOY options may have a series of expirations.

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.054%	$500	$(11)	$0	$(11)
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	1.668%	1,000	(13)	0	(13)
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	0.875%	300	(1)	28	(29)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	0.875%	200	(1)	17	(18)
Embarq Corp.	BRC	(1.650%	)	06/20/2016	0.900%	2,000	(45)	0	(45)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.880%	1,000	(4)	(16)	12
Embarq Corp.	JPM	(2.350%	)	06/20/2016	0.900%	1,000	(43)	0	(43)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	0.853%	8,200	(20)	262	(282)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.205%	1,000	(18)	(23)	5
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.513%	2,000	(18)	115	(133)
New York Times Co.	DUB	(5.000%	)	03/20/2015	0.513%	4,000	(317)	(358)	41
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.303%	8,200	(103)	78	(181)
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	0.303%	5,800	(73)	37	(110)
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.804%	750	1	0	1
PulteGroup, Inc.	DUB	(1.000%	)	03/20/2014	0.274%	6,000	(34)	187	(221)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.388%	1,000	(51)	0	(51)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	2.328%	1,200	92	43	49
UST LLC	BRC	(0.700%	)	03/20/2018	0.199%	1,000	(24)	0	(24)

							$(683)	$370	$(1,053)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.311%		$1,000	$95	$35	$60
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.311%		1,000	94	15	79
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.311%		2,000	189	34	155
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%		20,500	4	(381)	385
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		1,000	7	(48)	55
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		12,200	86	(586)	672
China Government International Bond	JPM	1.000%	12/20/2016	0.805%		8,000	56	(387)	443
China Government International Bond	MYC	1.000%	12/20/2016	0.805%		4,500	31	(215)	246
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.305%		2,700	29	(106)	135
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.305%		4,400	47	(76)	123
Japan Government International Bond	BPS	1.000%	09/20/2015	0.343%		1,900	28	11	17
Japan Government International Bond	BRC	1.000%	03/20/2016	0.429%		4,000	64	54	10
Japan Government International Bond	DUB	1.000%	03/20/2015	0.293%		5,300	67	41	26
Japan Government International Bond	GST	1.000%	03/20/2016	0.429%		200	4	(2)	6
Japan Government International Bond	JPM	1.000%	03/20/2016	0.429%		500	8	(6)	14
Japan Government International Bond	MYC	1.000%	03/20/2016	0.429%		1,000	16	(12)	28
Japan Government International Bond	RYL	1.000%	03/20/2016	0.429%		6,700	106	94	12
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.146%	EUR	5,200	21	(53)	74
Venezuela Government International Bond	BPS	5.000%	03/20/2015	9.484%		$500	(35)	(6)	(29)
Venezuela Government International Bond	DUB	5.000%	03/20/2015	9.484%		2,106	(146)	5	(151)

							$771	$(1,589)	$2,360

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$116,970	$(2,501)	$828	$(3,329)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		15,400	(329)	(15)	(314)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		21,650	(462)	(465)	3
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		10,845	451	678	(227)
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		7,120	296	354	(58)
CMBX.NA.AAA.3 Index	GST	(0.080%	)	12/13/2049		2,200	91	109	(18)
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		1,285	53	79	(26)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		10,731	430	537	(107)
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		10,731	429	496	(67)
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	7,600	128	85	43
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		75,900	1,280	773	507

							$(134)	$3,459	$(3,593)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS	EUR	4,200	$138	$(14)	$152
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		6,150	203	31	172
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		15,000	497	157	340
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		4,600	152	7	145
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC	BRL	59,500	(1,578)	(120)	(1,458)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		599,200	(15,752)	(1,826)	(13,926)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		218,000	(5,112)	190	(5,302)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		98,800	(2,281)	0	(2,281)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		82,600	(1,815)	(176)	(1,639)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		134,400	(2,953)	142	(3,095)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		203,300	(3,930)	(469)	(3,461)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		60,500	(1,295)	56	(1,351)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		54,400	(1,161)	48	(1,209)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		305,000	(6,287)	615	(6,902)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		104,600	(1,724)	1,143	(2,867)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		214,400	(3,541)	2,251	(5,792)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		201,600	(3,660)	(255)	(3,405)
Pay	1-Year BRL-CDI	8.940%	01/02/2017	BOA		14,000	(258)	26	(284)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		10,100	(185)	21	(206)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		34,700	(522)	443	(965)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	1,200	(23)	7	(30)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		1,400	0	5	(5)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	DUB		42,200	(597)	(727)	130

							$(51,684)	$1,555	$(53,239)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	S&P 500 Index	7.156%	12/18/2015	GST	$44,149	$1,085	$0	$1,085

(n)	Securities with an aggregate market value of $35,900 and cash of $6,172 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$40,262	$0	$40,262
Corporate Bonds & Notes
Banking & Finance	0	27,516	0	27,516
Industrials	0	23,511	0	23,511
Utilities	0	6,475	0	6,475
Municipal Bonds & Notes
California	0	12,107	0	12,107
U.S. Government Agencies	0	19,267	0	19,267
U.S. Treasury Obligations	0	819,484	0	819,484
Mortgage-Backed Securities	0	23,483	0	23,483
Asset-Backed Securities	0	3,474	1,395	4,869
Sovereign Issues	0	329,867	0	329,867
Mutual Funds	2,053,428	0	0	2,053,428
Common Stocks
Financials	27,372	0	0	27,372
Exchange-Traded Funds	774,074	0	0	774,074
Exchange-Traded Notes	210	0	0	210
Short-Term Instruments
Certificates of Deposit	0	11,292	0	11,292
Repurchase Agreements	0	19,424	0	19,424
Short-Term Notes	0	10,598	0	10,598
U.S. Treasury Bills	0	80,952	0	80,952
Central Funds Used for Cash Management Purposes	232,585	0	0	232,585
Purchased Options
Commodity Contracts	0	164	0	164
Equity Contracts	0	4,126	0	4,126
Foreign Exchange Contracts	0	1,919	0	1,919
Interest Rate Contracts	0	34,903	0	34,903
	$3,087,669	$1,468,824	$1,395	$4,557,888

Short Sales, at value
U.S. Government Agencies	$0	$(1,015)	$0	$(1,015)

Financial Derivative Instruments - Assets
Commodity Contracts	1,740	0	0	1,740
Credit Contracts	0	3,257	0	3,257
Equity Contracts	3,532	1,085	0	4,617
Foreign Exchange Contracts	0	100,864	0	100,864
Interest Rate Contracts	11,991	47,737	0	59,728

	$17,263	$152,943	$0	$170,206

Financial Derivative Instruments - Liabilities
Commodity Contracts	(499)	(139)	0	(638)
Credit Contracts	0	(5,974)	0	(5,974)
Equity Contracts	(4,623)	0	0	(4,623)
Foreign Exchange Contracts	0	(39,395)	0	(39,395)
Interest Rate Contracts	(6,316)	(205,647)	(46)	(212,009)
	$(11,438)	$(251,155)	$(46)	$(262,639)

Totals	$3,093,494	$1,369,597	$1,349	$4,464,440

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Asset-Backed Securities	$1,379	$0	$0	$1	$0	$15	$0	$0	$1,395	$15

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(55)	$0	$0	$0	$0	$9	$0	$0	$(46)	$9

Totals	$1,324	$0	$0	$1	$0	$24	$0	$0	$1,349	$24

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Asset-Backed Securities	$1,395	Benchmark Pricing	Base Price	103.00 - 103.50

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(46)	Indicative Market Quotation	Broker Quote	0.04 - 0.16

Total	$1,349

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 135.2%
Fannie Mae
2.000% due 07/01/2028	$10,000	$9,723
2.500% due 07/01/2028	5,200	5,225
2.529% due 01/25/2022 (a)	6,582	912
3.000% due 07/01/2028 - 07/01/2043	5,500	5,581
3.500% due 07/01/2028 - 07/01/2043	9,350	9,572
3.506% due 10/25/2042	912	823
4.000% due 04/01/2039 - 07/01/2043	66,605	69,559
4.031% due 03/01/2018	4	4
4.049% due 03/25/2039	5,380	5,550
4.500% due 04/01/2034 - 07/01/2043	15,208	16,529
5.000% due 07/01/2024 - 10/01/2041	3,813	4,146
5.500% due 02/01/2027 - 11/01/2039	1,383	1,520
5.709% due 01/25/2043	4,739	4,207
6.000% due 11/01/2028 - 11/01/2038	5,652	6,260
Freddie Mac
1.178% due 11/25/2022 (a)	7,898	600
1.210% due 01/25/2020 (a)	38,571	2,121
1.438% due 04/25/2021 (a)	24,801	1,943
1.510% due 11/25/2019 (a)	13,687	974
2.473% due 05/01/2019	2	3
2.575% due 05/01/2031	9	9
5.000% due 10/01/2029	174	187
5.500% due 06/01/2035 - 03/01/2041	362	392
7.500% due 08/15/2029 (a)	11	2
Ginnie Mae
0.000% due 12/20/2032 - 11/16/2037 (b)	1,621	1,440
0.009% due 10/16/2042 (a)	13,436	0
0.084% due 01/16/2044 (a)	41,742	177
0.393% due 01/16/2031 - 02/16/2032	965	970
0.443% due 08/16/2032	404	406
0.493% due 12/16/2026 - 08/16/2031	308	311
0.643% due 11/16/2029	1,339	1,350
0.693% due 07/16/2028	54	54
0.743% due 04/16/2032	118	120
0.750% due 05/16/2027	35	35
0.873% due 01/16/2052 (a)	44,394	2,049
0.873% due 02/20/2060	22,090	22,253
1.039% due 07/20/2062	9,637	9,635
1.057% due 03/20/2058	6,530	6,628
1.187% due 11/16/2051 (a)	36,634	1,774
1.216% due 05/20/2061	7,838	7,997
1.294% due 01/16/2030	1,781	1,825
1.334% due 05/20/2061	3,587	3,647
1.382% due 11/16/2044 (a)	32,077	2,545
1.461% due 11/16/2043 (a)	34,166	2,695
1.479% due 04/16/2042 (a)	39,100	2,501
1.527% due 08/16/2052 (a)	49,092	3,722
1.625% due 02/20/2030 - 02/20/2035	1,229	1,284
1.888% due 08/16/2040 (a)	41,824	2,994
1.935% due 04/20/2061	7,089	7,449
2.000% due 06/20/2038	336	350
2.500% due 01/15/2043 - 07/01/2043	54,913	51,201
3.000% due 04/20/2026 - 07/01/2043	186,218	185,415
3.150% due 11/15/2042 - 01/15/2043	1,244	1,232
3.500% due 11/15/2025 - 07/01/2043	387,021	397,929
4.000% due 05/20/2016 - 07/01/2043	235,430	247,079
4.050% due 04/15/2040 - 12/15/2040	5,451	5,759
4.500% due 02/20/2018 - 12/20/2041	385,895	413,173
4.875% due 08/15/2039 - 10/15/2040	2,410	2,579
5.000% due 11/15/2032 - 07/01/2043	250,548	271,714
5.500% due 04/15/2025 - 07/01/2043	77,504	83,997
6.000% due 06/15/2028 - 03/15/2041	4,791	5,329
6.500% due 12/15/2023 - 07/01/2043	13,723	15,466
7.500% due 12/15/2023 - 06/15/2032	289	344

Total U.S. Government Agencies (Cost $1,945,801)		1,911,270

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.625% due 04/30/2018	3,080	2,975

Total U.S. Treasury Obligations (Cost $3,067)		2,975

MORTGAGE-BACKED SECURITIES 6.5%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	450	501

Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	4,263	4,232
Bear Stearns Commercial Mortgage Securities Trust
0.535% due 09/11/2042 (a)	17,669	16
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036	4,402	3,340
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.686% due 10/15/2048 (a)	105,818	167
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	24	22
Credit Suisse Mortgage Pass-Through Certificates
0.757% due 09/15/2039 (a)	71,791	93
JPMorgan Alternative Loan Trust
0.694% due 06/27/2037	7,979	6,606
JPMorgan Chase Commercial Mortgage Securities Trust
0.568% due 07/15/2019	478	465
LB Commercial Mortgage Trust
5.517% due 07/15/2044	340	383
Merrill Lynch Mortgage Investors Trust
2.440% due 10/25/2035	809	808
Mortgage Equity Conversion Asset Trust
0.580% due 02/25/2042	13,385	11,302
0.620% due 01/25/2042	9,911	8,114
0.630% due 05/25/2042	52,506	43,219
0.640% due 10/25/2041	2,944	2,410
Structured Asset Mortgage Investments Trust
0.852% due 09/19/2032	74	71
UBS-Barclays Commercial Mortgage Trust
1.521% due 04/10/2046 (a)	28,951	2,628
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045	4,709	4,873
Wells Fargo Commercial Mortgage Trust
2.309% due 10/15/2045 (a)	13,474	1,695

Total Mortgage-Backed Securities (Cost $92,661)		90,945

ASSET-BACKED SECURITIES 1.3%
Amortizing Residential Collateral Trust
0.773% due 07/25/2032	19	17
Centex Home Equity Loan Trust
0.493% due 01/25/2032	25	22
CIT Group Home Equity Loan Trust
0.733% due 06/25/2033	24	22
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,199	870
Home Equity Asset Trust
0.793% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.226% due 04/25/2038	2,984	3,007
South Carolina Student Loan Corp.
0.825% due 03/01/2018	1,986	1,991
1.025% due 03/02/2020	8,400	8,436
1.275% due 09/03/2024	4,300	4,362
Structured Asset Securities Corp.
0.773% due 01/25/2033	46	43

Total Asset-Backed Securities (Cost $18,796)		18,772

SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS (e) 0.0%		229

U.S. TREASURY BILLS 1.2%
0.111% due 08/01/2013 - 05/29/2014 (c)(f)	16,753	16,738

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 6.1%
PIMCO Short-Term Floating NAV Portfolio	8,636,633	86,418
PIMCO Short-Term Floating NAV Portfolio III	2,615	26

		86,444

Total Short-Term Instruments (Cost $103,414)		103,411

Total Investments 150.5% (Cost $2,163,739)		$2,127,373
Other Assets and Liabilities (Net) (50.5%)		(713,942)

Net Assets 100.0%		$1,413,431

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$229	Fannie Mae 2.200% due 10/17/2022	$(235)	$229	$229

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $17,259 at a weighted average interest rate of (0.821%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	07/01/2043	$5,000	$4,750	$(4,644)
Fannie Mae	3.000%	07/01/2028	18,000	18,663	(18,506)
Fannie Mae	3.000%	07/01/2043	20,000	19,613	(19,541)
Fannie Mae	3.500%	07/01/2028	95,000	99,786	(99,008)
Fannie Mae	3.500%	07/01/2043	20,000	20,755	(20,300)
Fannie Mae	4.000%	07/01/2043	54,000	56,742	(56,253)
Fannie Mae	4.500%	07/01/2043	54,000	57,183	(57,147)
Fannie Mae	4.500%	08/01/2043	33,000	35,091	(34,861)
Fannie Mae	5.000%	07/01/2043	27,500	29,663	(29,597)
Fannie Mae	5.500%	07/01/2043	9,000	9,740	(9,776)
Ginnie Mae	4.500%	07/01/2043	118,500	126,571	(125,856)
Ginnie Mae	5.000%	07/01/2043	52,750	56,934	(56,906)

				$535,491	$(532,395)

(f)	Securities with an aggregate market value of $11,553 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%)	10/11/2021	$500	$22	$0	$22

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
U.S. Government Agencies	$0	$1,910,358	$912	$1,911,270
U.S. Treasury Obligations	0	2,975	0	2,975
Mortgage-Backed Securities	0	21,027	69,918	90,945
Asset-Backed Securities	0	18,772	0	18,772
Short-Term Instruments
Repurchase Agreements	0	229	0	229
U.S. Treasury Bills	0	16,738	0	16,738
Central Funds Used for Cash Management Purposes	86,444	0	0	86,444
	$86,444	$1,970,099	$70,830	$2,127,373
Short Sales, at value
U.S. Government Agencies	$0	$(532,395)	$0	$(532,395)

Financial Derivative Instruments - Assets
Credit Contracts	$0	$22	$0	$22

Totals	$86,444	$1,437,726	$70,830	$1,595,000

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
U.S. Government Agencies	$0	$967	$(21)	$0	$0	$(34)	$0	$0	$912	$(34)
Mortgage-Backed Securities	62,058	9,189	(1,673)	87	268	(11)	0	0	69,918	17

Totals	$62,058	$10,156	$(1,694)	$87	$268	$(45)	$0	$0	$70,830	$(17)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$912	Other Valuation Techniques (3)	—	—
Mortgage-Backed Securities	69,918	Third Party Vendor	Broker Quote	81.88 - 103.31

Total	$70,830

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 99.1%
GOVERNMENT AGENCY DEBT 14.7%
Federal Farm Credit Bank
2.625% due 04/17/2014	$2,450	$2,498
Federal Home Loan Bank
0.120% due 07/12/2013	13,100	13,100
0.140% due 09/04/2013	40,400	40,399

		55,997

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (b) 25.9%		98,279

TREASURY DEBT 21.0%
U.S. Treasury Bills
0.147% due 05/29/2014 - 06/26/2014 (a)	8,500	8,488
U.S. Treasury Notes
0.250% due 11/30/2013	6,200	6,201
0.250% due 01/31/2014	11,550	11,555
0.250% due 03/31/2014	4,900	4,904
0.250% due 04/30/2014	3,450	3,452
0.250% due 05/31/2014	3,500	3,503
0.750% due 12/15/2013	31,550	31,632
1.000% due 01/15/2014	3,450,	3,465
1.250% due 02/15/2014	6,600	6,645

		79,845

TREASURY REPURCHASE AGREEMENTS (b) 37.5%		142,400

Total Short-Term Instruments (Cost $376,521)		376,521

Total Investments 99.1% (Cost $376,521)		$376,521
Other Assets and Liabilities (Net) 0.9%		3,466

Net Assets 100.0%		$379,987

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
Government Agency Repurchase Agreements
BPS	0.200%	06/28/2013	07/01/2013	$37,700	Freddie Mac 3.000% due 01/01/2043	$(39,018)	$37,700	$37,701
GSC	0.150%	06/28/2013	07/01/2013	18,800	Freddie Mac 3.000% due 06/01/2043	(19,487)	18,800	18,800
MSC	0.220%	06/28/2013	07/01/2013	3,700	Fannie Mae 1.600% due 12/24/2020	(3,784)	3,700	3,700
RYL	0.210%	06/28/2013	07/01/2013	18,800	Federal Farm Credit Bank 4.875% due 01/17/2017	(19,242)	18,800	18,800
SAL	0.220%	06/28/2013	07/01/2013	18,800	Freddie Mac 1.620% due 11/21/2019	(19,039)	18,800	18,800
SSB	0.010%	06/28/2013	07/01/2013	479	Fannie Mae 2.200% due 10/17/2022	(489)	479	479
Treasury Repurchase Agreements
BOA	0.140%	06/28/2013	07/01/2013	5,200	U.S. Treasury Bonds 2.750% due 08/15/2042	(5,419)	5,200	5,200
BRC	0.180%	06/28/2013	07/01/2013	29,200	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(29,908)	29,200	29,201
JPS	0.120%	06/28/2013	07/01/2013	32,600	U.S. Treasury Bonds 3.125% due 02/15/2043	(33,642)	32,600	32,600
RBC	0.170%	06/28/2013	07/01/2013	37,700	U.S. Treasury Notes 1.500% due 07/31/2016	(38,507)	37,700	37,701
TDM	0.190%	06/28/2013	07/01/2013	37,700	U.S. Treasury Notes 0.875% due 02/28/2017	(38,640)	37,700	37,701

						$(247,175)	$240,679	$240,683

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$55,997	$0	$55,997
Government Agency Repurchase Agreements	0	98,279	0	98,279
Treasury Debt	0	79,845	0	79,845
Treasury Repurchase Agreements	0	142,400	0	142,400

	$0	$376,521	$0	$376,521

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.1%
Alliance Boots Holdings Ltd.
3.986% due 07/10/2017	GBP	18,529	$28,012
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		$7,481	7,497
Bausch & Lomb, Inc.
4.000% due 05/17/2019		23,760	23,823
Caesars Entertainment Operating Co., Inc.
5.443% due 01/28/2018		13,387	11,859
Calpine Construction Finance Co. LP
3.000% due 05/03/2020		4,500	4,464
Catalent Pharma Solutions, Inc.
3.695% due 09/15/2016		25,800	25,714
4.250% due 09/15/2017		13,791	13,756
Community Health Systems, Inc.
2.445% due 07/25/2014		748	751
3.773% - 3.776% due 01/25/2017		1,048	1,050
DaVita, Inc.
4.000% due 11/01/2019		9,453	9,487
Getty Images, Inc.
4.750% due 10/18/2019		12,416	12,319
H.J. Heinz Co.
3.500% due 06/05/2020		23,500	23,528
MGM Resorts International, Inc.
3.500% due 12/20/2019		14,925	14,826
NFR Energy LLC
8.750% due 12/31/2018		14,000	14,000
Nielsen Holdings NV
3.000% due 02/21/2014		46,750	46,594
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018		12,806	12,851
Quintiles Transnational Corp.
4.500% due 06/08/2018		13,765	13,800
Serta Simmons Holdings LLC
5.000% - 6.000% due 10/01/2019		7,464	7,492
Springleaf Financial Funding Co.
5.500% due 05/10/2017		17,339	17,385
Sun Products Corp.
5.500% due 03/23/2020		10,474	10,378
Syniverse Holdings, Inc.
4.000% due 04/23/2019		4,000	3,998
Texas Competitive Electric Holdings Co. LLC
4.693% - 4.775% due 10/10/2017		16,664	11,715
Visant Corp.
5.250% due 12/22/2016		2,240	2,145
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		27,411	28,234
WP Prism, Inc.
6.250% due 05/31/2018		26,000	26,032

Total Bank Loan Obligations (Cost $373,904)			371,710

CORPORATE BONDS & NOTES 86.8%
BANKING & FINANCE 8.8%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		9,350	9,444
Ally Financial, Inc.
0.000% due 06/15/2015		1,350	1,252
2.475% due 12/01/2014		1,725	1,745
3.125% due 01/15/2016		11,750	11,728
4.625% due 06/26/2015		21,200	21,738
5.500% due 02/15/2017		76,125	79,839
6.250% due 12/01/2017		40,000	42,927
7.500% due 09/15/2020		46,250	53,477
8.000% due 03/15/2020		29,440	34,334
8.000% due 11/01/2031		21,515	25,818
8.300% due 02/12/2015		10,000	10,800
American International Group, Inc.
8.175% due 05/15/2068		11,250	13,781
8.625% due 05/22/2068	GBP	25,800	46,264
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$11,400	10,973
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	700	1,045
Barclays Bank PLC
14.000% due 06/15/2019 (e)		20,000	39,845
BPCE S.A.
9.000% due 03/17/2015 (e)	EUR	8,250	11,195

9.250% due 04/22/2015 (e)		4,000	5,415
12.500% due 12/31/2049		$1,232	1,506
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	15,200	21,981
CBRE Services, Inc.
5.000% due 03/15/2023		$16,425	15,645
CIT Group, Inc.
4.250% due 08/15/2017		57,145	57,645
5.000% due 05/15/2017		3,500	3,592
5.000% due 08/15/2022		62,375	62,185
5.250% due 03/15/2018		17,000	17,553
5.500% due 02/15/2019		23,750	24,641
CNH Capital LLC
3.875% due 11/01/2015		17,000	17,170
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		26,250	26,316
Credit Agricole S.A.
5.136% due 02/24/2016 (e)	GBP	5,550	7,555
7.589% due 01/30/2020 (e)		5,000	7,399
8.125% due 10/26/2019 (e)		2,500	3,871
8.375% due 10/13/2019 (e)		$4,773	5,077
E*TRADE Financial Corp.
6.000% due 11/15/2017		10,000	10,150
6.375% due 11/15/2019		34,350	35,037
6.750% due 06/01/2016		6,625	6,840
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		5,000	5,457
6.625% due 08/15/2017		18,125	20,526
8.000% due 12/15/2016		15,000	17,602
8.125% due 01/15/2020		13,450	16,246
12.000% due 05/15/2015		16,000	18,985
General Motors Financial Co., Inc.
2.750% due 05/15/2016		7,275	7,170
3.250% due 05/15/2018		7,300	7,118
GMAC International Finance BV
7.500% due 04/21/2015	EUR	14,250	19,787
HBOS Capital Funding LP
6.071% due 06/30/2014 (e)		$1,100	963
6.461% due 11/30/2018 (e)	GBP	10,045	14,018
HBOS PLC
0.974% due 09/06/2017		$1,550	1,439
6.000% due 11/01/2033		5,000	4,640
6.750% due 05/21/2018		31,750	33,765
Hub International Ltd.
8.125% due 10/15/2018		18,486	19,318
ILFC E-Capital Trust
6.250% due 12/21/2065		51,990	47,571
International Lease Finance Corp.
5.650% due 06/01/2014		500	511
6.250% due 05/15/2019		12,150	12,545
6.750% due 09/01/2016		23,625	25,633
7.125% due 09/01/2018		25,850	28,693
8.250% due 12/15/2020		7,100	7,996
8.625% due 09/15/2015		11,750	12,910
8.750% due 03/15/2017		21,000	23,494
ISS A/S
8.875% due 05/15/2016	EUR	20,000	26,554
Jefferies Finance LLC
7.375% due 04/01/2020		$25,000	24,375
LBG Capital PLC
6.385% due 05/12/2020	EUR	3,495	4,507
6.439% due 05/23/2020		11,469	14,798
7.588% due 05/12/2020	GBP	10,000	15,348
7.625% due 12/09/2019		900	1,386
7.625% due 10/14/2020	EUR	1,300	1,718
7.867% due 12/17/2019	GBP	7,303	11,285
7.869% due 08/25/2020		18,750	29,088
7.875% due 11/01/2020		$12,725	13,259
7.975% due 09/15/2024	GBP	600	937
8.500% due 12/17/2021 (e)		$1,350	1,382
9.125% due 07/15/2020	GBP	2,500	4,095
9.875% due 02/10/2023		400	654
11.040% due 03/19/2020		6,370	10,847
15.000% due 12/21/2019		9,350	19,824
15.000% due 12/21/2019	EUR	600	1,095
Lehman Brothers Holdings, Inc.
1.000% due 04/04/2016 ^		$6,200	1,519
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		5,000	6,722
Milestone Aviation Group LLC
8.625% due 12/15/2017		4,000	4,170
Neuberger Berman Group LLC
5.625% due 03/15/2020		4,075	4,238
5.875% due 03/15/2022		10,000	10,250
Oxford Finance LLC
7.250% due 01/15/2018		6,500	6,793

Provident Funding Associates LP
6.750% due 06/15/2021		5,600	5,614
Rabobank Group
11.000% due 06/30/2019 (e)		25,000	32,262
Regions Financial Corp.
7.375% due 12/10/2037		16,611	18,687
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		6,464	7,013
Royal Bank of Scotland Group PLC
4.700% due 07/03/2018		1,750	1,699
6.990% due 10/05/2017 (e)		16,050	15,167
7.648% due 09/30/2031 (e)		16,970	15,697
Santander Finance Preferred S.A.U.
11.300% due 07/27/2014 (e)	GBP	10,000	15,745
Santander UK PLC
9.625% due 10/30/2023		1,000	1,730
SLM Corp.
8.000% due 03/25/2020		$11,225	12,193
8.450% due 06/15/2018		30,000	33,450
Societe Generale S.A.
5.922% due 04/05/2017 (e)		15,000	14,246
Springleaf Finance Corp.
6.500% due 09/15/2017		3,000	2,910
6.900% due 12/15/2017		10,400	10,257
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,474
10.500% due 02/15/2019		6,450	10,104
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		$10,250	10,596
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	3,000	4,472

			1,522,330

INDUSTRIALS 68.9%
Actuant Corp.
5.625% due 06/15/2022		$8,450	8,598
Affinion Group, Inc.
7.875% due 12/15/2018		21,750	16,530
Aguila S.A.
7.875% due 01/31/2018		33,202	34,364
7.875% due 01/31/2018	CHF	13,650	14,863
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		$25,879	28,079
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		13,100	12,904
Alere, Inc.
8.625% due 10/01/2018		30,000	31,800
Aleris International, Inc.
7.625% due 02/15/2018		64,575	67,562
7.875% due 11/01/2020		16,375	16,866
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		51,000	51,000
Alliance Data Systems Corp.
6.375% due 04/01/2020		21,000	21,735
Alliant Techsystems, Inc.
6.875% due 09/15/2020		11,758	12,522
Allison Transmission, Inc.
7.125% due 05/15/2019		12,750	13,547
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		16,450	16,943
AMC Networks, Inc.
4.750% due 12/15/2022		24,000	23,280
7.750% due 07/15/2021		10,800	11,853
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		15,000	14,775
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	7,950
Ameristar Casinos, Inc.
7.500% due 04/15/2021		57,750	60,349
Anixter, Inc.
5.625% due 05/01/2019		8,500	8,840
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,465
7.250% due 08/01/2019		12,250	12,832
9.375% due 12/01/2017		3,750	3,994
ARAMARK Corp.
5.750% due 03/15/2020		23,350	23,992
ArcelorMittal
4.250% due 02/25/2015		3,679	3,711
4.250% due 08/05/2015		5,000	5,069
4.250% due 03/01/2016		1,000	1,008
9.500% due 02/15/2015		10,500	11,511
Arch Coal, Inc.
7.000% due 06/15/2019		18,500	15,494
7.250% due 10/01/2020		6,825	5,665

7.250% due 06/15/2021		20,000	16,600
ARD Finance S.A.
11.125% due 06/01/2018 (b)		5,609	5,974
11.125% due 06/01/2018 (b)	EUR	3,739	5,139
Ardagh Packaging Finance PLC
4.875% due 11/15/2022		$14,000	13,125
5.000% due 11/15/2022	EUR	2,000	2,499
7.000% due 11/15/2020		$14,750	14,252
7.375% due 10/15/2017	EUR	15,000	20,550
7.375% due 10/15/2017		$6,400	6,859
9.125% due 10/15/2020		6,875	7,365
9.250% due 10/15/2020	EUR	31,250	42,812
Armored Autogroup, Inc.
9.250% due 11/01/2018		$2,000	1,845
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	11,900	18,733
Ashland, Inc.
3.875% due 04/15/2018		$12,500	12,422
4.750% due 08/15/2022		21,125	20,967
6.875% due 05/15/2043		10,250	10,506
Ashtead Capital, Inc.
6.500% due 07/15/2022		18,000	18,855
Associated Materials LLC
9.125% due 11/01/2017		28,175	29,725
Atwood Oceanics, Inc.
6.500% due 02/01/2020		5,175	5,395
Audatex North America, Inc.
6.750% due 06/15/2018		29,475	31,096
AutoNation, Inc.
6.750% due 04/15/2018		6,400	7,168
Avaya, Inc.
7.000% due 04/01/2019		36,000	32,670
Aviation Capital Group Corp.
7.125% due 10/15/2020		20,750	22,650
Axiall Corp.
4.875% due 05/15/2023		4,250	4,053
Ball Corp.
5.000% due 03/15/2022		16,000	16,000
6.750% due 09/15/2020		8,550	9,255
Basic Energy Services, Inc.
7.750% due 02/15/2019		13,000	12,903
Bausch & Lomb, Inc.
9.875% due 11/01/2015		19,620	20,258
B/E Aerospace, Inc.
5.250% due 04/01/2022		32,000	32,000
6.875% due 10/01/2020		16,000	17,360
Beazer Homes USA, Inc.
6.625% due 04/15/2018		8,800	9,383
Belden, Inc.
5.500% due 09/01/2022		12,600	12,443
Berry Petroleum Co.
6.750% due 11/01/2020		3,600	3,744
10.250% due 06/01/2014		5,000	5,300
Berry Plastics Corp.
9.500% due 05/15/2018		30,000	32,775
9.750% due 01/15/2021		39,000	44,265
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	18,950	24,617
9.500% due 06/15/2017		1,000	1,328
BI-LO LLC
9.250% due 02/15/2019		$17,550	18,954
Biomet, Inc.
6.500% due 08/01/2020		63,380	65,638
6.500% due 10/01/2020		74,450	74,636
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		10,000	9,475
Bombardier, Inc.
4.250% due 01/15/2016		10,000	10,275
7.500% due 03/15/2018		19,225	21,436
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		10,875	11,691
Bristow Group, Inc.
6.250% due 10/15/2022		7,300	7,510
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,250	5,631
Building Materials Corp. of America
6.750% due 05/01/2021		37,005	39,410
7.500% due 03/15/2020		18,431	19,813
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (b)		10,500	10,973
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		19,674	21,002
C10 Capital SPV Ltd.
6.722% due 12/31/2016 (e)		5,000	4,200
Cablevision Systems Corp.
7.750% due 04/15/2018		10,650	11,502

8.000% due 04/15/2020		4,275	4,681
8.625% due 09/15/2017		8,250	9,405
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		15,000	14,184
10.000% due 12/15/2018		4,500	2,723
Calcipar S.A.
6.875% due 05/01/2018		10,325	10,635
Capella Healthcare, Inc.
9.250% due 07/01/2017		36,000	38,430
Carlson Wagonlit BV
6.875% due 06/15/2019		14,000	14,210
7.500% due 06/15/2019	EUR	5,000	6,694
Case New Holland, Inc.
7.750% due 09/01/2013		$8,500	8,574
7.875% due 12/01/2017		24,350	27,698
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		13,650	13,769
9.750% due 04/15/2017	EUR	11,650	15,771
CCO Holdings LLC
5.125% due 02/15/2023		$30,000	28,275
5.250% due 03/15/2021		9,250	9,158
5.250% due 09/30/2022		36,500	34,857
5.750% due 09/01/2023		7,250	7,051
6.500% due 04/30/2021		30,250	31,687
6.625% due 01/31/2022		21,271	22,281
7.000% due 01/15/2019		22,000	23,430
7.250% due 10/30/2017		1,000	1,064
7.375% due 06/01/2020		10,050	10,980
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,500	1,487
5.875% due 06/15/2021		7,250	7,703
6.625% due 10/15/2018		10,150	10,784
Cemex Finance LLC
9.625% due 12/14/2017	EUR	2,750	3,703
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$35,000	36,925
Central Garden and Pet Co.
8.250% due 03/01/2018		7,875	8,013
Cequel Communications Holdings LLC
6.375% due 09/15/2020		30,050	30,726
Ceridian Corp.
8.875% due 07/15/2019		7,100	7,925
Chemtura Corp.
7.875% due 09/01/2018		13,500	14,681
Chesapeake Energy Corp.
5.750% due 03/15/2023		10,000	10,150
6.625% due 08/15/2020		8,500	9,180
7.250% due 12/15/2018		11,179	12,520
9.500% due 02/15/2015		40,845	45,338
Chester Downs & Marina LLC
9.250% due 02/01/2020		4,250	4,123
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		14,475	14,692
7.750% due 05/15/2017		10,000	10,200
9.500% due 05/15/2016		15,925	16,701
Cimarex Energy Co.
5.875% due 05/01/2022		7,000	7,280
Cinemark USA, Inc.
7.375% due 06/15/2021		3,875	4,224
CityCenter Holdings LLC
7.625% due 01/15/2016		15,900	16,854
10.750% due 01/15/2017		21,582	23,363
Clean Harbors, Inc.
5.125% due 06/01/2021		2,000	2,025
5.250% due 08/01/2020		20,000	20,400
Clear Channel Communications, Inc.
9.000% due 03/01/2021		22,000	21,010
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		61,225	63,271
7.625% due 03/15/2020		63,850	66,351
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,294
Columbus International, Inc.
11.500% due 11/20/2014		10,000	10,825
Columbus McKinnon Corp.
7.875% due 02/01/2019		4,050	4,313
CommScope, Inc.
8.250% due 01/15/2019		45,785	49,104
Community Health Systems, Inc.
5.125% due 08/15/2018		19,050	19,383
7.125% due 07/15/2020		17,000	17,552
8.000% due 11/15/2019		6,000	6,413
Concho Resources, Inc.
5.500% due 04/01/2023		6,000	5,940
6.500% due 01/15/2022		31,000	32,937
7.000% due 01/15/2021		11,900	12,852

CONSOL Energy, Inc.
6.375% due 03/01/2021		8,000	8,000
8.000% due 04/01/2017		24,300	25,697
8.250% due 04/01/2020		44,750	47,099
Constellation Brands, Inc.
4.250% due 05/01/2023		19,875	18,807
6.000% due 05/01/2022		17,200	18,533
7.250% due 05/15/2017		12,000	13,740
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	35,050	47,551
7.500% due 09/15/2017		7,450	10,137
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$364	382
7.566% due 09/15/2021		522	542
Continental Resources, Inc.
4.500% due 04/15/2023		10,250	9,981
5.000% due 09/15/2022		18,400	18,814
7.125% due 04/01/2021		4,650	5,138
7.375% due 10/01/2020		6,225	6,941
8.250% due 10/01/2019		5,454	5,999
Continental Rubber Of America Corp.
4.500% due 09/15/2019		22,169	22,938
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		44,590	48,938
10.875% due 12/15/2018	EUR	5,400	7,749
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$23,250	24,761
Cott Beverages, Inc.
8.125% due 09/01/2018		11,000	11,908
Crown Americas LLC
4.500% due 01/15/2023		6,000	5,685
6.250% due 02/01/2021		9,000	9,585
Crown Castle International Corp.
5.250% due 01/15/2023		37,050	35,707
7.125% due 11/01/2019		4,845	5,196
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	3,125	4,332
CSC Holdings LLC
6.750% due 11/15/2021		$19,600	21,217
7.625% due 07/15/2018		51,623	58,463
7.875% due 02/15/2018		20,500	23,370
8.500% due 06/15/2015		700	718
8.625% due 02/15/2019		16,935	19,645
CST Brands, Inc.
5.000% due 05/01/2023		4,750	4,655
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		36,250	36,341
6.375% due 11/01/2018		21,025	21,997
6.625% due 11/01/2020		27,100	28,861
Del Monte Corp.
7.625% due 02/15/2019		50,235	51,868
Delphi Corp.
5.000% due 02/15/2023		23,800	24,573
6.125% due 05/15/2021		3,250	3,559
Denbury Resources, Inc.
4.625% due 07/15/2023		16,000	14,780
8.250% due 02/15/2020		17,585	19,080
Digicel Group Ltd.
8.250% due 09/30/2020		27,100	28,184
10.500% due 04/15/2018		15,174	16,160
Digicel Ltd.
7.000% due 02/15/2020		3,000	3,045
8.250% due 09/01/2017		44,350	46,346
DineEquity, Inc.
9.500% due 10/30/2018		26,790	29,871
DISH DBS Corp.
5.000% due 03/15/2023		17,800	17,221
5.875% due 07/15/2022		44,900	45,798
6.750% due 06/01/2021		20,000	21,350
7.125% due 02/01/2016		89,089	96,884
7.750% due 05/31/2015		7,415	8,064
7.875% due 09/01/2019		19,650	22,106
DJO Finance LLC
7.750% due 04/15/2018		21,950	21,785
8.750% due 03/15/2018		4,750	5,154
9.750% due 10/15/2017		18,000	18,450
9.875% due 04/15/2018		7,550	7,946
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		12,100	12,887
Eagle Spinco, Inc.
4.625% due 02/15/2021		25,750	24,817
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		22,800	24,453
El Paso LLC
7.000% due 06/15/2017		28,420	31,030
7.250% due 06/01/2018		9,250	10,289

7.750% due 01/15/2032		59,265	63,306
7.800% due 08/01/2031		43,466	46,158
8.050% due 10/15/2030		5,683	6,079
Emergency Medical Services Corp.
8.125% due 06/01/2019		21,884	23,361
Endo Health Solutions, Inc.
7.000% due 07/15/2019		17,925	18,194
7.000% due 12/15/2020		7,653	7,720
7.250% due 01/15/2022		2,230	2,258
Energy Transfer Equity LP
7.500% due 10/15/2020		23,475	25,764
Enterprise Products Operating LLC
8.375% due 08/01/2066		30,000	33,473
Era Group, Inc.
7.750% due 12/15/2022		13,050	13,115
Exide Technologies
8.625% due 02/01/2018 ^		7,000	4,340
FGI Operating Co. LLC
7.875% due 05/01/2020		6,000	6,240
First Data Corp.
6.750% due 11/01/2020		30,800	31,493
7.375% due 06/15/2019		16,250	16,778
8.250% due 01/15/2021		44,168	45,272
12.625% due 01/15/2021		10,000	10,625
Florida East Coast Railway Corp.
8.125% due 02/01/2017		9,675	10,280
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		21,925	21,432
6.875% due 02/01/2018		12,150	12,044
6.875% due 04/01/2022		41,000	39,924
7.000% due 11/01/2015		20,725	21,036
8.250% due 11/01/2019		30,000	31,050
Ford Motor Co.
6.375% due 02/01/2029		400	426
7.125% due 11/15/2025		8,000	9,128
7.500% due 08/01/2026		12,625	14,654
9.215% due 09/15/2021		2,700	3,422
Forest Oil Corp.
7.250% due 06/15/2019		29,600	27,972
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		10,875	11,364
5.750% due 02/15/2021		1,500	1,583
5.875% due 01/31/2022		13,250	14,012
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		7,900	8,769
General Cable Corp.
5.750% due 10/01/2022		23,500	23,382
Geo Group, Inc.
5.125% due 04/01/2023		10,850	10,389
6.625% due 02/15/2021		9,250	9,759
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020 (i)		18,925	20,817
Graphic Packaging International, Inc.
7.875% due 10/01/2018		18,850	20,452
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	21,300	20,810
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$27,750	26,917
Griffon Corp.
7.125% due 04/01/2018		15,042	15,832
Grifols, Inc.
8.250% due 02/01/2018		24,175	26,109
Grohe Holding GmbH
4.209% due 09/15/2017	EUR	5,000	6,493
Gymboree Corp.
9.125% due 12/01/2018		$3,500	3,308
H&E Equipment Services, Inc.
7.000% due 09/01/2022		10,000	10,475
Harvest Operations Corp.
6.875% due 10/01/2017		6,000	6,705
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		60,500	58,004
HCA Holdings, Inc.
6.250% due 02/15/2021		20,000	20,450
7.750% due 05/15/2021		30,642	33,170
HCA, Inc.
4.750% due 05/01/2023		51,000	48,960
5.875% due 03/15/2022		50,000	51,437
5.875% due 05/01/2023		33,200	33,283
6.500% due 02/15/2016		700	756
6.500% due 02/15/2020		68,195	73,949
6.750% due 07/15/2013		1,500	1,502
7.190% due 11/15/2015		17,017	18,421
7.250% due 09/15/2020		27,975	30,108
7.500% due 02/15/2022		69,700	77,367
7.875% due 02/15/2020		7,320	7,901

8.000% due 10/01/2018		14,750	16,981
8.360% due 04/15/2024		1,000	1,135
8.500% due 04/15/2019		38,375	41,277
9.000% due 12/15/2014		3,246	3,538
HD Supply, Inc.
7.500% due 07/15/2020		46,650	47,350
8.125% due 04/15/2019		51,120	56,232
10.500% due 01/15/2021		7,000	7,271
11.000% due 04/15/2020		37,450	43,816
Headwaters, Inc.
7.625% due 04/01/2019		26,418	27,739
Health Management Associates, Inc.
7.375% due 01/15/2020		36,894	40,630
Hecla Mining Co.
6.875% due 05/01/2021		6,400	5,968
HeidelbergCement Finance Luxembourg S.A.
7.500% due 04/03/2020	EUR	5,000	7,615
Hertz Corp.
4.250% due 04/01/2018		$4,250	4,165
5.875% due 10/15/2020		10,175	10,531
6.250% due 10/15/2022		10,750	11,274
6.750% due 04/15/2019		56,550	60,084
7.375% due 01/15/2021		21,000	22,837
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		37,375	37,468
8.875% due 02/01/2018		39,373	40,357
9.000% due 11/15/2020		38,000	36,480
Hiland Partners LP
7.250% due 10/01/2020		10,375	10,738
HJ Heinz Finance Co.
7.125% due 08/01/2039		15,200	16,188
Hologic, Inc.
6.250% due 08/01/2020		23,350	24,328
Host Hotels & Resorts LP
5.250% due 03/15/2022		21,940	22,757
6.000% due 10/01/2021		14,000	15,191
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		11,200	11,928
7.625% due 06/15/2021		11,675	12,463
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		5,255	5,643
7.125% due 03/15/2021		8,500	9,180
Huntsman International LLC
4.875% due 11/15/2020		23,300	23,125
8.625% due 03/15/2020		4,550	4,971
8.625% due 03/15/2021		29,350	32,358
Hyva Global BV
8.625% due 03/24/2016		9,350	8,859
IASIS Healthcare LLC
8.375% due 05/15/2019		25,000	25,359
Igloo Holdings Corp.
8.250% due 12/15/2017 (b)		11,075	11,352
Immucor, Inc.
11.125% due 08/15/2019		17,100	18,639
IMS Health, Inc.
6.000% due 11/01/2020		21,720	22,154
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	1,800	2,337
Ineos Finance PLC
7.500% due 05/01/2020		$20,425	21,804
8.375% due 02/15/2019		11,200	12,278
INEOS Group Holdings S.A.
6.125% due 08/15/2018		8,950	8,570
6.500% due 08/15/2018	EUR	10,500	13,108
7.875% due 02/15/2016		34,693	45,326
Infor U.S., Inc.
9.375% due 04/01/2019		$5,875	6,396
Inmarsat Finance PLC
7.375% due 12/01/2017		4,750	4,964
Inmet Mining Corp.
7.500% due 06/01/2021		2,000	1,925
8.750% due 06/01/2020		22,050	22,656
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		13,125	12,403
7.250% due 04/01/2019		28,495	29,955
7.250% due 10/15/2020		80,000	84,400
7.500% due 04/01/2021		19,250	20,309
8.500% due 11/01/2019		10,170	11,009
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		3,500	3,544
7.750% due 06/01/2021		27,600	27,979
8.125% due 06/01/2023		30,000	31,087
Interactive Data Corp.
10.250% due 08/01/2018		21,830	24,286
Interline Brands, Inc.
7.500% due 11/15/2018		6,900	7,280

10.000% due 11/15/2018 (b)		2,500	2,700
inVentiv Health, Inc.
11.000% due 08/15/2018		9,300	7,812
Iron Mountain, Inc.
5.750% due 08/15/2024		15,750	14,844
J Crew Group, Inc.
8.125% due 03/01/2019		14,873	15,691
Jaguar Holding Co.
9.375% due 10/15/2017 (b)		7,450	7,823
9.500% due 12/01/2019		18,000	19,980
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		2,000	1,950
7.750% due 05/15/2018		4,125	4,476
8.125% due 05/15/2018	GBP	3,000	4,991
8.125% due 05/15/2021		$20,000	22,100
Jarden Corp.
7.500% due 05/01/2017		5,066	5,611
7.500% due 01/15/2020		10,750	11,556
7.500% due 01/15/2020	EUR	7,450	10,366
JET Equipment Trust
10.000% due 12/15/2013 ^		$688	692
JMC Steel Group
8.250% due 03/15/2018		27,000	26,527
Kindred Healthcare, Inc.
8.250% due 06/01/2019		9,000	9,270
Kinetic Concepts, Inc.
10.500% due 11/01/2018		35,000	37,800
KION Finance S.A.
7.875% due 04/15/2018	EUR	21,500	29,944
Kraton Polymers LLC
6.750% due 03/01/2019		$10,400	10,556
Lamar Media Corp.
5.000% due 05/01/2023		10,396	10,032
5.875% due 02/01/2022		8,050	8,312
Land O’ Lakes, Inc.
6.000% due 11/15/2022		13,950	14,403
Laredo Petroleum, Inc.
7.375% due 05/01/2022		14,000	14,770
9.500% due 02/15/2019		14,750	16,299
Lear Corp.
4.750% due 01/15/2023		8,750	8,356
7.875% due 03/15/2018		6,920	7,422
Lender Processing Services, Inc.
5.750% due 04/15/2023		14,885	15,890
Levi Strauss & Co.
6.875% due 05/01/2022		17,250	18,802
Libbey Glass, Inc.
6.875% due 05/15/2020		4,050	4,258
Limited Brands, Inc.
5.625% due 02/15/2022		11,150	11,373
6.625% due 04/01/2021		12,250	13,368
7.000% due 05/01/2020		4,975	5,547
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		7,500	7,922
8.125% due 05/15/2018		23,259	24,771
LKQ Corp.
4.750% due 05/15/2023		5,500	5,266
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		27,510	25,653
Lynx Corp.
6.000% due 04/15/2021	GBP	15,675	23,758
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		$7,500	7,154
Manitowoc Co., Inc.
8.500% due 11/01/2020		32,405	35,483
9.500% due 02/15/2018		4,484	4,843
Masonite International Corp.
8.250% due 04/15/2021		50,031	54,159
MCE Finance Ltd.
5.000% due 02/15/2021		25,000	23,500
MGM Resorts International
5.875% due 02/27/2014		3,500	3,596
6.625% due 07/15/2015		21,775	23,326
6.625% due 12/15/2021		27,500	28,394
6.750% due 10/01/2020		10,000	10,375
6.875% due 04/01/2016		8,085	8,691
7.500% due 06/01/2016		38,750	42,431
7.625% due 01/15/2017		34,425	37,781
7.750% due 03/15/2022		29,375	32,055
8.625% due 02/01/2019		16,000	18,160
Michael Foods Group, Inc.
9.750% due 07/15/2018		43,795	48,174
Michaels Stores, Inc.
7.750% due 11/01/2018		25,000	26,875
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		11,700	11,817

Momentive Performance Materials, Inc.
8.875% due 10/15/2020		12,800	13,440
Mueller Water Products, Inc.
7.375% due 06/01/2017		11,000	11,330
8.750% due 09/01/2020		5,980	6,548
MultiPlan, Inc.
9.875% due 09/01/2018		27,679	30,239
Mylan, Inc.
7.875% due 07/15/2020		25,000	28,856
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	10,000	13,635
8.875% due 12/01/2018		$25,000	26,125
NBTY, Inc.
9.000% due 10/01/2018		20,500	22,396
NCR Corp.
4.625% due 02/15/2021		1,500	1,440
5.000% due 07/15/2022		6,400	6,208
NeuStar, Inc.
4.500% due 01/15/2023		7,000	6,650
Newfield Exploration Co.
5.625% due 07/01/2024		2,500	2,438
6.875% due 02/01/2020		28,250	29,239
7.125% due 05/15/2018		12,200	12,688
Nielsen Finance LLC
4.500% due 10/01/2020		30,000	28,950
7.750% due 10/15/2018		41,000	44,280
11.625% due 02/01/2014		3,532	3,717
Nokia OYJ
5.375% due 05/15/2019		15,000	14,662
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	7,304
Novelis, Inc.
8.375% due 12/15/2017		55,290	58,884
8.750% due 12/15/2020		59,325	63,923
NXP BV
9.750% due 08/01/2018		2,334	2,623
Oasis Petroleum, Inc.
6.500% due 11/01/2021		11,000	11,330
6.875% due 01/15/2023		10,500	10,868
OGX Austria GmbH
8.375% due 04/01/2022		14,600	4,380
8.500% due 06/01/2018		35,250	11,456
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		10,061	10,941
10.000% due 06/15/2018	EUR	12,330	17,614
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (b)		$12,550	12,613
Oshkosh Corp.
8.250% due 03/01/2017		3,750	4,013
8.500% due 03/01/2020		3,425	3,720
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		20,878	22,466
9.625% due 07/15/2017	EUR	11,789	16,458
Pactiv LLC
7.950% due 12/15/2025		$10,972	9,820
Party City Holdings, Inc.
8.875% due 08/01/2020		14,985	16,146
Peabody Energy Corp.
6.000% due 11/15/2018		20,250	20,377
6.250% due 11/15/2021		34,900	33,853
6.500% due 09/15/2020		13,700	13,803
7.875% due 11/01/2026		2,985	3,030
Penske Automotive Group, Inc.
5.750% due 10/01/2022		8,500	8,713
Perstorp Holding AB
8.750% due 05/15/2017		39,035	39,230
9.000% due 05/15/2017	EUR	4,950	6,540
11.000% due 08/15/2017		$23,950	23,830
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		42,315	45,806
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)		30,450	31,211
PetroBakken Energy Ltd.
8.625% due 02/01/2020		24,350	23,254
PHH Corp.
9.250% due 03/01/2016		5,900	6,593
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		30,000	32,100
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		18,000	18,900
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		10,000	9,575
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		10,000	9,950
Plains Exploration & Production Co.
6.125% due 06/15/2019		24,000	25,466

6.625% due 05/01/2021		17,233	18,257
6.750% due 02/01/2022		24,000	25,458
6.875% due 02/15/2023		14,750	15,798
7.625% due 04/01/2020		26,355	29,137
8.625% due 10/15/2019		2,000	2,201
Ply Gem Industries, Inc.
8.250% due 02/15/2018		24,977	26,725
9.375% due 04/15/2017		1,800	1,913
Polymer Group, Inc.
7.750% due 02/01/2019		24,385	25,482
Polypore International, Inc.
7.500% due 11/15/2017		17,500	18,331
Post Holdings, Inc.
7.375% due 02/15/2022		13,175	14,163
PQ Corp.
8.750% due 05/01/2018		6,750	6,953
Precision Drilling Corp.
6.500% due 12/15/2021		3,000	3,053
6.625% due 11/15/2020		6,000	6,120
Prestige Brands, Inc.
8.125% due 02/01/2020		10,500	11,524
8.250% due 04/01/2018		2,375	2,541
PVH Corp.
4.500% due 12/15/2022		20,000	19,300
7.375% due 05/15/2020		26,000	28,340
Quebecor Media, Inc.
7.750% due 03/15/2016		34,763	35,415
QVC, Inc.
7.375% due 10/15/2020		2,980	3,252
7.500% due 10/01/2019		8,645	9,401
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	12,000	16,499
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$10,250	9,686
9.875% due 04/15/2017		14,000	8,610
Rain CII Carbon LLC
8.000% due 12/01/2018		20,650	21,269
8.250% due 01/15/2021		10,350	10,402
8.500% due 01/15/2021	EUR	3,000	3,924
Range Resources Corp.
5.000% due 08/15/2022		$14,000	13,755
5.000% due 03/15/2023		9,650	9,481
5.750% due 06/01/2021		16,250	16,819
6.750% due 08/01/2020		16,750	18,048
RBS Global, Inc.
8.500% due 05/01/2018		97,431	104,008
Regal Cinemas Corp.
8.625% due 07/15/2019		3,000	3,218
Regal Entertainment Group
5.750% due 02/01/2025		5,000	4,775
Regency Energy Partners LP
5.500% due 04/15/2023		15,000	14,850
6.500% due 07/15/2021		20,000	21,000
Rexel S.A.
6.125% due 12/15/2019		18,650	19,116
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		53,500	54,035
6.875% due 02/15/2021		16,330	17,187
7.125% due 04/15/2019		32,275	34,252
7.875% due 08/15/2019		16,550	18,122
8.250% due 02/15/2021		37,375	37,141
8.500% due 05/15/2018		49,030	50,746
9.000% due 04/15/2019		34,000	35,275
9.875% due 08/15/2019		54,750	58,856
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,050	10,484
6.000% due 01/15/2019		12,250	10,994
6.850% due 07/15/2018		4,000	3,820
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		49,000	49,429
Roofing Supply Group LLC
10.000% due 06/01/2020		8,375	9,150
Ryerson, Inc.
9.000% due 10/15/2017		10,750	10,952
Ryland Group, Inc.
5.375% due 10/01/2022		6,000	5,805
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		19,400	18,381
Sable International Finance Ltd.
8.750% due 02/01/2020		8,150	9,006
Sally Holdings LLC
5.750% due 06/01/2022		16,600	16,932
6.875% due 11/15/2019		9,550	10,290
Samson Investment Co.
10.000% due 02/15/2020		31,750	33,615

SandRidge Energy, Inc.
7.500% due 03/15/2021		51,224	49,175
7.500% due 02/15/2023		12,250	11,699
8.125% due 10/15/2022		48,575	48,332
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	3,800	5,009
6.625% due 04/15/2021		$6,750	6,581
7.750% due 07/15/2017		7,250	7,685
8.375% due 06/15/2019		5,000	5,294
SBA Communications Corp.
5.625% due 10/01/2019		11,750	11,677
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,550	11,622
Schaeffler Finance BV
4.750% due 05/15/2021		20,000	19,100
7.750% due 02/15/2017		6,000	6,660
7.750% due 02/15/2017	EUR	52,329	75,109
8.500% due 02/15/2019		$29,515	33,057
8.750% due 02/15/2019	EUR	27,875	40,101
Scientific Games Corp.
8.125% due 09/15/2018		$4,750	5,106
Scientific Games International, Inc.
6.250% due 09/01/2020		21,100	21,311
9.250% due 06/15/2019		5,500	5,981
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,843
7.250% due 01/15/2018		3,150	3,323
Sealed Air Corp.
5.250% due 04/01/2023		16,625	16,209
6.875% due 07/15/2033		6,410	6,122
8.125% due 09/15/2019		26,604	29,796
8.375% due 09/15/2021		21,578	24,491
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	8,293
Sensata Technologies BV
4.875% due 10/15/2023		12,750	12,336
6.500% due 05/15/2019		26,000	28,080
Serta Simmons Holdings LLC
8.125% due 10/01/2020		15,650	16,002
ServiceMaster Co.
7.000% due 08/15/2020		32,800	31,283
8.000% due 02/15/2020		9,650	9,674
Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		3,950	4,207
Silver Borrower
7.750% due 12/15/2020		25,000	25,250
Simmons Foods, Inc.
10.500% due 11/01/2017		7,500	7,931
Sinclair Television Group, Inc.
5.375% due 04/01/2021		14,750	14,234
6.125% due 10/01/2022		19,500	19,597
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		23,250	22,843
Sky Growth Acquisition Corp.
7.375% due 10/15/2020		13,870	14,286
SM Energy Co.
6.500% due 01/01/2023		5,000	5,275
Smithfield Foods, Inc.
6.625% due 08/15/2022		28,000	30,170
7.750% due 07/01/2017		21,762	24,101
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	2,500	3,100
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		$5,600	6,132
Snoqualmie Entertainment Authority
4.223% due 02/01/2014		10,404	10,196
9.125% due 02/01/2015		6,588	6,502
Sonat, Inc.
7.000% due 02/01/2018		12,024	12,597
Sophia LP
9.750% due 01/15/2019		32,000	34,400
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		5,850	6,143
6.625% due 11/15/2022		13,500	14,175
Spectrum Brands, Inc.
6.750% due 03/15/2020		10,000	10,588
9.500% due 06/15/2018		54,325	59,757
SPX Corp.
6.875% due 09/01/2017		13,675	14,837
Steel Dynamics, Inc.
5.250% due 04/15/2023		575	565
6.125% due 08/15/2019		10,075	10,705
6.375% due 08/15/2022		6,450	6,837
7.625% due 03/15/2020		6,000	6,420
STHI Holding Corp.
8.000% due 03/15/2018		25,485	27,651

Studio City Finance Ltd.
8.500% due 12/01/2020		25,250	27,144
Suburban Propane Partners LP
7.375% due 03/15/2020		3,950	4,128
7.375% due 08/01/2021		3,279	3,427
7.500% due 10/01/2018		11,673	12,315
Sun Products Corp.
7.750% due 03/15/2021		23,700	23,641
SunGard Data Systems, Inc.
6.625% due 11/01/2019		15,000	15,150
7.375% due 11/15/2018		32,462	34,410
7.625% due 11/15/2020		27,000	28,755
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	15,500	21,386
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	3,800	4,084
7.000% due 12/31/2017		7,750	8,656
7.000% due 12/31/2017	EUR	2,675	3,682
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	14,077
Taminco Global Chemical Corp.
9.750% due 03/31/2020		22,000	24,612
Teleflex, Inc.
6.875% due 06/01/2019		10,500	11,130
Tenet Healthcare Corp.
4.375% due 10/01/2021		4,500	4,134
4.500% due 04/01/2021		6,500	6,078
4.750% due 06/01/2020		2,000	1,996
8.000% due 08/01/2020		31,500	32,642
Terex Corp.
6.000% due 05/15/2021		21,000	21,052
6.500% due 04/01/2020		2,325	2,383
Tesoro Logistics LP
5.875% due 10/01/2020		5,500	5,445
Tomkins LLC
9.000% due 10/01/2018		34,022	37,254
Townsquare Radio LLC
9.000% due 04/01/2019		6,500	6,955
TransDigm, Inc.
5.500% due 10/15/2020		19,850	18,857
7.750% due 12/15/2018		70,000	74,025
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		22,115	23,525
9.625% due 06/15/2018		25,500	27,349
TransUnion LLC
11.375% due 06/15/2018		56,750	63,134
TreeHouse Foods, Inc.
7.750% due 03/01/2018		11,650	12,364
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		14,925	14,328
Triumph Group, Inc.
4.875% due 04/01/2021		14,150	14,115
8.625% due 07/15/2018		17,675	19,177
Tronox Finance LLC
6.375% due 08/15/2020		13,600	12,886
Truven Health Analytics, Inc.
10.625% due 06/01/2020		25,000	27,625
TRW Automotive, Inc.
7.250% due 03/15/2017		14,750	16,778
U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		16,050	16,431
U.S. Foods, Inc.
8.500% due 06/30/2019		12,500	13,125
United Rentals North America, Inc.
5.750% due 07/15/2018		6,250	6,594
6.125% due 06/15/2023		8,425	8,425
7.375% due 05/15/2020		21,250	22,791
7.625% due 04/15/2022		38,150	41,488
8.250% due 02/01/2021		17,060	18,766
8.375% due 09/15/2020 (i)		25,000	27,187
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	30,000	37,976
5.500% due 01/15/2023		$8,250	7,838
5.750% due 01/15/2023	EUR	7,000	8,907
7.500% due 03/15/2019		$9,250	9,782
7.500% due 03/15/2019	EUR	4,300	5,971
8.125% due 12/01/2017		367	504
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		7,700	11,175
Univision Communications, Inc.
6.750% due 09/15/2022		$37,500	39,562
6.875% due 05/15/2019		25,300	26,691
7.875% due 11/01/2020		28,488	30,981
8.500% due 05/15/2021		47,115	50,295
UPC Holding BV
6.375% due 09/15/2022	EUR	41,000	51,500

8.375% due 08/15/2020		26,500	36,891
9.875% due 04/15/2018		$3,000	3,270
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	27,500	36,645
6.625% due 07/01/2020		$10,750	11,180
6.875% due 01/15/2022		19,475	20,254
7.250% due 11/15/2021		10,550	11,209
7.625% due 01/15/2020	EUR	27,250	37,598
USG Corp.
6.300% due 11/15/2016		$500	513
7.875% due 03/30/2020		12,525	13,715
8.375% due 10/15/2018		250	272
Valeant Pharmaceuticals International
6.375% due 10/15/2020		16,250	16,148
6.750% due 10/01/2017		7,500	7,800
6.750% due 08/15/2021		35,750	35,973
6.875% due 12/01/2018		13,000	13,390
7.000% due 10/01/2020		45,670	46,812
7.250% due 07/15/2022		19,950	20,349
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		6,000	6,390
8.000% due 02/01/2018		37,192	39,609
VeriSign, Inc.
4.625% due 05/01/2023		13,975	13,626
Videotron Ltd
5.000% due 07/15/2022		20,000	19,600
9.125% due 04/15/2018		3,775	3,968
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		17,900	19,131
Visant Corp.
10.000% due 10/01/2017		12,500	11,594
VWR Funding, Inc.
7.250% due 09/15/2017		28,282	29,413
Walter Energy, Inc.
9.875% due 12/15/2020		7,000	6,125
Warner Chilcott Co. LLC
7.750% due 09/15/2018		86,355	93,695
Welltec A/S
8.000% due 02/01/2019		10,500	10,973
Whiting Petroleum Corp.
6.500% due 10/01/2018		10,000	10,625
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		35,000	35,337
7.375% due 02/15/2018	EUR	20,000	26,326
11.750% due 07/15/2017		$40,792	42,628
Windstream Corp.
7.000% due 03/15/2019		10,000	10,050
7.750% due 10/15/2020		28,485	29,624
7.750% due 10/01/2021		17,150	17,836
7.875% due 11/01/2017		6,500	7,166
8.125% due 08/01/2013		2,280	2,289
8.125% due 09/01/2018		1,600	1,712
Wolverine World Wide, Inc.
6.125% due 10/15/2020		8,500	8,819
Wynn Las Vegas LLC
5.375% due 03/15/2022		23,000	23,345
7.750% due 08/15/2020		36,175	40,350
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	5,600	7,818
Zayo Group LLC
8.125% due 01/01/2020		$13,250	14,443

			11,962,970

UTILITIES 9.1%
Access Midstream Partners LP
4.875% due 05/15/2023		17,000	15,852
6.125% due 07/15/2022		8,750	8,903
AES Corp.
7.375% due 07/01/2021		28,025	30,898
7.750% due 03/01/2014		632	653
7.750% due 10/15/2015		5,061	5,605
8.000% due 10/15/2017		24,990	28,239
8.000% due 06/01/2020		22,570	25,843
9.750% due 04/15/2016		36,000	41,670
Athlon Holdings LP
7.375% due 04/15/2021		9,750	9,652
Atlas Pipeline Partners LP
5.875% due 08/01/2023		8,000	7,640
6.625% due 10/01/2020		7,250	7,305
Calpine Corp.
7.500% due 02/15/2021		40,279	43,199
7.875% due 07/31/2020		36,450	39,730
7.875% due 01/15/2023		10,125	10,935
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019		7,000	6,965

Covanta Holding Corp.
6.375% due 10/01/2022		6,500	6,599
7.250% due 12/01/2020		8,840	9,311
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		7,000	7,018
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		22,800	23,256
10.000% due 12/01/2020		79,255	87,046
12.250% due 03/01/2022		6,725	7,465
EP Energy LLC
6.875% due 05/01/2019		7,850	8,439
9.375% due 05/01/2020		55,755	63,282
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		16,289	17,185
Frontier Communications Corp.
7.000% due 11/01/2025		1,650	1,634
7.125% due 03/15/2019		39,000	41,242
7.450% due 07/01/2035		6,144	5,868
8.125% due 10/01/2018		2,500	2,756
8.250% due 04/15/2017		5,000	5,675
8.500% due 04/15/2020		4,875	5,399
9.000% due 08/15/2031		20,060	19,960
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		30,000	32,279
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		17,500	17,631
Linn Energy LLC
6.500% due 05/15/2019		7,750	7,614
7.750% due 02/01/2021		5,000	5,038
8.625% due 04/15/2020		16,700	17,618
MarkWest Energy Partners LP
4.500% due 07/15/2023		21,250	19,550
5.500% due 02/15/2023		13,500	13,365
6.500% due 08/15/2021		1,430	1,480
6.750% due 11/01/2020		7,305	7,743
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		16,650	17,004
6.625% due 11/15/2020		33,075	34,439
6.625% due 04/01/2023		40,000	40,850
Midwest Generation LLC
8.560% due 01/02/2016 ^		17,769	16,703
NGPL PipeCo LLC
7.119% due 12/15/2017		10,851	10,580
9.625% due 06/01/2019		31,750	33,020
NRG Energy, Inc.
6.625% due 03/15/2023		33,700	33,868
7.625% due 01/15/2018		39,180	42,118
7.875% due 05/15/2021		19,000	20,377
8.250% due 09/01/2020		44,150	47,792
8.500% due 06/15/2019		1,550	1,664
NSG Holdings LLC
7.750% due 12/15/2025		29,213	30,382
Qwest Corp.
7.200% due 11/10/2026		9,046	9,114
Red Oak Power LLC
8.540% due 11/30/2019		19,433	20,502
9.200% due 11/30/2029		3,795	4,042
Sabine Oil & Gas LLC
9.750% due 02/15/2017		25,075	25,702
Sprint Capital Corp.
6.875% due 11/15/2028		27,375	26,417
6.900% due 05/01/2019		100,635	105,164
8.750% due 03/15/2032		55,110	60,897
Sprint Nextel Corp.
6.000% due 12/01/2016		35,000	37,012
6.000% due 11/15/2022		70,455	69,398
7.000% due 03/01/2020		22,000	23,815
8.375% due 08/15/2017		16,000	18,040
9.000% due 11/15/2018		24,750	29,019
Targa Resources Partners LP
4.250% due 11/15/2023		14,000	12,565
5.250% due 05/01/2023		16,000	15,400
6.375% due 08/01/2022		4,125	4,342
6.875% due 02/01/2021		18,150	19,375
7.875% due 10/15/2018		500	535
Tenaska Alabama Partners LP
7.000% due 06/30/2021		22,264	23,905
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	28,000	283
1.850% due 07/28/2014		28,000	284
4.100% due 05/29/2015		3,000	32
tw telecom Holdings, Inc.
8.000% due 03/01/2018		$14,200	15,123

VimpelCom Holdings BV
7.504% due 03/01/2022	14,600	15,147

		1,582,452

Total Corporate Bonds & Notes (Cost $14,474,596)		15,067,752

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017	1,160	1,173
9.750% due 09/01/2022	1,375	1,390
9.750% due 09/01/2027	2,170	2,177
9.750% due 09/01/2032	3,480	3,467

		8,207

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	246

Total Municipal Bonds & Notes (Cost $8,149)		8,453

MORTGAGE-BACKED SECURITIES 0.5%
American Home Mortgage Assets Trust
0.383% due 05/25/2046	2,280	1,578
American Home Mortgage Investment Trust
1.914% due 09/25/2045	688	675
Banc of America Funding Corp.
3.120% due 11/20/2035	377	342
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^	254	213
BCAP LLC Trust
0.363% due 01/25/2037 ^	1,142	821
Bear Stearns Adjustable Rate Mortgage Trust
2.469% due 02/25/2036 ^	353	231
2.845% due 01/25/2035	206	192
Bear Stearns Alt-A Trust
4.689% due 11/25/2036 ^	5,075	4,067
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034	137	137
2.833% due 07/25/2046 ^	577	445
Countrywide Alternative Loan Trust
0.363% due 01/25/2037 ^	387	290
0.387% due 12/20/2046	8,294	5,521
0.402% due 03/20/2046	527	374
0.423% due 08/25/2046	353	34
0.443% due 09/25/2046	688	158
0.443% due 10/25/2046 ^	278	77
0.453% due 07/25/2035	234	195
0.463% due 05/25/2036 ^	182	31
0.963% due 11/25/2035	633	490
4.791% due 10/25/2035 ^	231	188
5.750% due 03/25/2037 ^	375	292
6.500% due 11/25/2037	846	710
6.957% due 07/25/2036 (a)	17,312	4,810
Countrywide Home Loan Mortgage Pass-Through Trust
0.493% due 04/25/2046 ^	296	50
2.716% due 03/25/2037 ^	260	176
2.805% due 04/20/2036 ^	270	207
3.080% due 09/25/2047 ^	382	310
5.155% due 02/20/2036 ^	388	332
CSMC Mortgage-Backed Trust
6.000% due 10/25/2021 ^	34	32
Deutsche ALT-A Securities, Inc.
4.937% due 10/25/2035	291	251
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^	466	343
5.886% due 10/25/2036 ^	466	343
Downey Savings & Loan Association Mortgage Loan Trust
0.512% due 07/19/2045 ^	248	37
First Horizon Alternative Mortgage Securities
2.353% due 10/25/2034	80	79
Greenpoint Mortgage Funding Trust
0.393% due 10/25/2046	692	339
0.393% due 12/25/2046 ^	504	214
0.463% due 04/25/2036 ^	195	20
GSR Mortgage Loan Trust
0.453% due 08/25/2046	638	159
2.759% due 04/25/2035	48	45
2.796% due 01/25/2036 ^	879	783
Harborview Mortgage Loan Trust
0.372% due 07/19/2046	2,218	1,511
2.797% due 08/19/2036 ^	3,002	2,217

5.162% due 08/19/2036 ^	323	264
Impac CMB Trust
0.933% due 11/25/2034	42	40
IndyMac Mortgage Loan Trust
0.403% due 05/25/2046	280	233
0.463% due 06/25/2037 ^	448	135
2.703% due 01/25/2036	296	246
4.700% due 09/25/2035 ^	186	14
4.730% due 06/25/2036	476	457
5.332% due 08/25/2036	574	555
JPMorgan Mortgage Trust
6.000% due 08/25/2037 ^	827	729
Luminent Mortgage Trust
0.363% due 12/25/2036	1,542	1,144
0.373% due 12/25/2036	459	330
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046	936	681
0.493% due 05/25/2047 ^	736	309
0.533% due 05/25/2047 ^	552	177
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^	707	571
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036	238	216
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	393	395
Residential Accredit Loans, Inc. Trust
0.423% due 05/25/2037 ^	512	132
3.777% due 09/25/2035	333	249
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	1,566	1,433
6.250% due 10/25/2036 ^	887	653
Sequoia Mortgage Trust
2.549% due 01/20/2047	398	326
Structured Adjustable Rate Mortgage Loan Trust
1.914% due 10/25/2037 ^	287	166
2.633% due 03/25/2034	82	81
2.957% due 11/25/2035 ^	287	212
4.416% due 09/25/2036 ^	610	363
5.081% due 05/25/2036	700	630
Structured Asset Mortgage Investments Trust
0.403% due 05/25/2046	1,839	1,141
0.413% due 09/25/2047	60,479	39,517
0.442% due 07/19/2035	115	106
0.453% due 05/25/2046 ^	228	31
0.473% due 02/25/2036	290	223
0.493% due 08/25/2036	900	259
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	403	342
WaMu Mortgage Pass-Through Certificates
0.413% due 07/25/2046 ^	80	5
0.603% due 11/25/2045	486	391
0.603% due 12/25/2045	439	371
0.678% due 11/25/2034	741	667
0.909% due 01/25/2047	1,647	1,289
2.144% due 04/25/2037	480	375
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.934% due 04/25/2047 ^	154	5
1.109% due 07/25/2046 ^	92	48

Total Mortgage-Backed Securities (Cost $58,731)		84,830

ASSET-BACKED SECURITIES 0.1%
Carrington Mortgage Loan Trust
0.343% due 08/25/2036	850	462
Countrywide Asset-Backed Certificates
5.585% due 10/25/2046	86	76
GSAA Home Equity Trust
0.493% due 05/25/2047	563	371
Lehman XS Trust
0.423% due 06/25/2046 ^	71	3
0.423% due 08/25/2046 ^	72	4
0.433% due 09/25/2046 ^	142	12
0.433% due 11/25/2046	243	32
MASTR Asset-Backed Securities Trust
0.403% due 11/25/2036	2,686	1,210
Morgan Stanley Mortgage Loan Trust
0.423% due 02/25/2037	386	210
0.553% due 04/25/2037	495	253
5.750% due 04/25/2037 ^	104	83
6.000% due 07/25/2047 ^	252	204
NovaStar Mortgage Funding Trust
0.293% due 03/25/2037	99	48
RAAC Series
0.593% due 06/25/2047	700	622

Structured Asset Securities Corp.
0.493% due 06/25/2035		12,386	10,614

Total Asset-Backed Securities (Cost $12,498)			14,204

SOVEREIGN ISSUES 0.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	155,600	68,261

Total Sovereign Issues (Cost $74,468)			68,261

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc.		6,323	267

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(g)		170,260	466
NVHL S.A. ‘B’ (c)(g)		170,260	466
NVHL S.A. ‘C’ (c)(g)		170,260	466
NVHL S.A. ‘D’ (c)(g)		170,260	466
NVHL S.A. ‘E’ (c)(g)		170,260	465
NVHL S.A. ‘F’ (c)(g)		170,260	465
NVHL S.A. ‘G’ (c)(g)		170,260	465
NVHL S.A. ‘H’ (c)(g)		170,260	465
NVHL S.A. ‘I’ (c)(g)		170,260	465
NVHL S.A. ‘J’ (c)(g)		170,260	465

			4,654

Total Common Stocks (Cost $5,538)			4,921

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049 (e)		25,550	30,507

Total Convertible Preferred Securities (Cost $17,904)			30,507

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Ally Financial, Inc.
7.000% due 07/29/2013 (e)		40,500	38,496
GMAC Capital Trust
8.125% due 02/15/2040		900,000	23,445

Total Preferred Securities (Cost $60,764)			61,941

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.7%
REPURCHASE AGREEMENTS (h) 0.0%			385

U.S. TREASURY BILLS 0.2%
0.111% due 08/15/2013 - 05/01/2014 (d)(j)(k)		$34,166	34,135

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 8.5%
PIMCO Short-Term Floating NAV Portfolio		46,375,628	464,035
PIMCO Short-Term Floating NAV Portfolio III		102,018,042	1,019,262

			1,483,297

Total Short-Term Instruments (Cost $1,519,057)			1,517,817

Total Investments 99.2% (Cost $16,605,609)			$17,230,396
Other Assets and Liabilities (Net) 0.8%			131,303

Net Assets 100.0%			$17,361,699

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$553	$466	0.00%
NVHL S.A. ‘B’	03/09/2012	553	466	0.00%
NVHL S.A. ‘C’	03/09/2012	554	466	0.00%
NVHL S.A. ‘D’	03/09/2012	554	466	0.00%
NVHL S.A. ‘E’	03/09/2012	554	465	0.00%
NVHL S.A. ‘F’	03/09/2012	554	465	0.00%
NVHL S.A. ‘G’	03/09/2012	554	465	0.00%
NVHL S.A. ‘H’	03/09/2012	554	465	0.01%
NVHL S.A. ‘I’	03/09/2012	554	465	0.01%
NVHL S.A. ‘J’	03/09/2012	554	465	0.01%

		$5,538	$4,654	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$385	Fannie Mae 2.200% due 10/17/2022	$(393)	$385	$385

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	(1.750%)	02/19/2013	09/26/2014	$3,413	$(3,391)
	(1.750%)	05/13/2013	10/01/2014	3,919	(3,910)
	(0.750%)	10/17/2011	10/15/2013	14,200	(14,016)
	(0.500%)	07/23/2012	07/19/2014	2,399	(2,387)

					$(23,704)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $24,805 at a weighted average interest rate of 0.380%.

(i)	Securities with an aggregate market value of $24,053 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-15 5-Year Index	5.000%	12/20/2015	$38,400	$2,754	$4,482
CDX.HY-16 5-Year Index	5.000%	06/20/2016	115,200	8,215	5,954
CDX.HY-18 5-Year Index	5.000%	06/20/2017	79,695	4,020	4,434
CDX.HY-19 5-Year Index	5.000%	12/20/2017	70,000	2,978	3,109

				$17,967	$17,979

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $134 and cash of $12,728 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	800,097	$	1,033,487	MSC	$0	$(7,959)	$(7,959)
07/2013		800,097		1,062,191	UAG	20,745	0	20,745
07/2013	GBP	5		8	BRC	0	0	0
07/2013		267		419	CBK	13	0	13
07/2013		6		9	DUB	0	0	0
07/2013		254,090		385,200	HUS	0	(1,258)	(1,258)
07/2013	$	4,116	EUR	3,173	BOA	14	0	14
07/2013		40,006		30,437	BRC	0	(388)	(388)
07/2013		634,320		485,127	CBK	0	(2,854)	(2,854)
07/2013		6,915		5,290	DUB	0	(29)	(29)
07/2013		3,275		2,457	FBF	0	(77)	(77)
07/2013		11,554		8,819	HUS	0	(74)	(74)
07/2013		4,383		3,350	JPM	0	(22)	(22)
07/2013		1,062,191		800,097	MSC	0	(20,745)	(20,745)
07/2013		12,994		9,811	RYL	0	(224)	(224)
07/2013		20,487	GBP	13,289	BRC	61	(336)	(275)
07/2013		3,918		2,540	CBK	3	(57)	(54)
07/2013		7,965		5,294	DUB	87	0	87
07/2013		6,158		3,920	FBF	0	(196)	(196)
07/2013		349,851		229,325	JPM	0	(1,059)	(1,059)
07/2013		10,420		6,870	WST	29	0	29
08/2013	BRL	125,593	$	61,814	UAG	5,921	0	5,921
08/2013	CHF	21,564		23,089	BPS	251	0	251
08/2013	EUR	484,176		633,136	CBK	2,831	0	2,831
08/2013		100,000		130,046	FBF	0	(135)	(135)
08/2013		147,036		191,184	JPM	0	(229)	(229)
08/2013	GBP	224,476		342,186	JPM	842	0	842
08/2013	$	14,100	BRL	30,356	HUS	0	(591)	(591)
08/2013		400	CHF	378	FBF	0	0	0
08/2013		3,934	EUR	3,016	FBF	0	(8)	(8)
08/2013		3,304		2,540	MSC	3	0	3
09/2013	CAD	858	$	841	BRC	27	0	27
09/2013		19,003		18,642	RBC	609	0	609
09/2013	$	2,094	CAD	2,141	DUB	0	(62)	(62)
09/2013		1,048		1,070	JPM	0	(33)	(33)
09/2013		9,371	EUR	6,990	CBK	0	(269)	(269)
09/2013		1,479		1,104	FBF	0	(42)	(42)

						$31,436	$(36,647)	$(5,211)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	06/20/2014	0.509%	$4,100	$188	$(246)	$434
AES Corp.	GST	5.000%	12/20/2013	0.398%	11,250	268	(872)	1,140
AES Corp.	RYL	5.000%	12/20/2014	0.795%	5,000	319	20	299
AES Corp.	UAG	5.000%	12/20/2014	0.795%	5,000	319	20	299
Ally Financial, Inc.	BOA	5.000%	09/20/2013	0.789%	37,000	420	(9,712)	10,132
ARAMARK Corp.	CBK	5.000%	03/20/2014	0.392%	5,100	180	(139)	319
Biomet, Inc.	CBK	6.500%	06/20/2014	0.457%	3,000	184	0	184
Biomet, Inc.	JPM	8.000%	03/20/2014	0.457%	4,000	230	0	230
Cablevision Systems Corp.	UAG	1.450%	09/20/2013	0.728%	2,600	5	0	5
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	0.656%	2,900	160	(261)	421
Community Health Systems, Inc.	GST	5.000%	12/20/2013	0.448%	22,500	531	(2,231)	2,762
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	0.448%	3,750	88	(366)	454
El Paso LLC	GST	5.000%	09/20/2014	0.637%	30,325	1,680	(2,881)	4,561
HCA, Inc.	BOA	4.650%	09/20/2013	0.390%	3,000	34	0	34
HCA, Inc.	FBF	5.000%	06/20/2014	0.550%	9,600	434	(1,049)	1,483
NRG Energy, Inc.	BOA	5.500%	12/20/2013	0.349%	5,250	140	0	140
NRG Energy, Inc.	FBF	5.000%	12/20/2013	0.349%	3,750	90	(42)	132
NRG Energy, Inc.	GST	4.200%	09/20/2013	0.348%	6,875	71	0	71
NRG Energy, Inc.	JPM	5.380%	12/20/2013	0.349%	4,500	117	0	117
SLM Corp.	BOA	5.000%	09/20/2014	0.907%	18,650	969	(2,611)	3,580
SLM Corp.	BRC	5.000%	12/20/2013	0.628%	4,250	96	(468)	564
SLM Corp.	DUB	5.000%	09/20/2014	0.907%	2,000	104	(225)	329
SLM Corp.	MYC	5.000%	06/20/2014	0.798%	6,000	257	(1,020)	1,277
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	0.567%	2,000	113	(230)	343
SunGard Data Systems, Inc.	CBK	5.000%	03/20/2014	0.412%	4,000	141	(261)	402

						$7,138	$(22,574)	$29,712

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(k)	Securities with an aggregate market value of $31,713 and cash of $1,916 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$317,444	$54,266	$371,710
Corporate Bonds & Notes
Banking & Finance	0	1,522,330	0	1,522,330
Industrials	0	11,961,354	1,616	11,962,970
Utilities	0	1,565,749	16,703	1,582,452
Municipal Bonds & Notes
California	0	8,207	0	8,207
Puerto Rico	0	246	0	246
Mortgage-Backed Securities	0	84,830	0	84,830
Asset-Backed Securities	0	14,204	0	14,204
Sovereign Issues	0	68,261	0	68,261
Common Stocks
Consumer Discretionary	0	0	267	267
Health Care	0	0	4,654	4,654
Convertible Preferred Securities
Banking & Finance	30,507	0	0	30,507
Preferred Securities
Banking & Finance	23,445	38,496	0	61,941
Short-Term Instruments
Repurchase Agreements	0	385	0	385
U.S. Treasury Bills	0	34,135	0	34,135
Central Funds Used for Cash Management Purposes	1,483,297	0	0	1,483,297
	$1,537,249	$15,615,641	$77,506	$17,230,396
Financial Derivative Instruments - Assets
Credit Contracts	0	47,691	0	47,691
Foreign Exchange Contracts	0	31,436	0	31,436
	$0	$79,127	$0	$79,127
Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(36,647)	$0	$(36,647)

Totals	$1,537,249	$15,658,121	$77,506	$17,272,876

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$46,659	$25,805	$(4,060)	$25	$96	$(259)	$0	$(14,000)	$54,266	$347
Corporate Bonds & Notes
Industrials	27,976	258	(26,553)	3	3,590	(3,658)	0	0	1,616	(11)
Utilities	24,814	0	(7,421)	(29)	(76)	(585)	0	0	16,703	(682)
Common Stocks
Consumer Discretionary	274	0	0	0	0	(7)	0	0	267	(7)
Health Care	3,055	0	0	0	0	1,599	0	0	4,654	1,599

Totals	$102,778	$26,063	$(38,034)	$(1)	$3,610	$(2,910)	$0	$(14,000)	$77,506	$1,246

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s)(% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$54,266	Third Party Vendor	Broker Quote	100.13 - 101.75
Corporate Bonds & Notes
Industrials	692	Benchmark Pricing	Base Price	100.65
	924	Third Party Vendor	Broker Quote	103.75 - 105.00
Utilities	16,703	Third Party Vendor	Broker Quote	94.00
Common Stocks
Consumer Discretionary	267	Other Valuation Techniques (3)	—	—
Health Care	4,654	Other Valuation Techniques (3)	—	—

Total	$77,506

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 87.1%
ALABAMA 0.7%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005	$2,000	$2,000
5.000% due 11/15/2030
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	253
5.250% due 03/01/2036	500	502

		2,755

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	703

ARIZONA 3.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,278
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	5,000	4,977
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,347
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,463
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	908

		11,973

CALIFORNIA 7.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,700
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	617
7.000% due 10/01/2039	500	454
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,116
7.750% due 04/01/2031	900	992
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,047
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	561
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	320	335
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	1,190	1,210
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,237
5.000% due 09/01/2030	1,000	985
5.000% due 09/01/2034	1,800	1,727
5.000% due 09/01/2038	625	588
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,128
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,860	4,968
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2042	2,000	2,044
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,778
Rancho Cordova Community Facilities District, California Special Tax Bonds, Series 2012
5.000% due 09/01/2032	1,250	1,199
5.000% due 09/01/2037	1,250	1,178
Successor Agency to the San Francisco, California City & County Redevelopment Agency Special Tax Bonds, Series 2013
5.000% due 08/01/2026	1,500	1,547
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	509

		26,920

COLORADO 2.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037	725	673
5.750% due 05/15/2037	780	569
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	1,975	1,741
5.900% due 08/01/2037	1,000	939
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,033

Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	369
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	678
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,501
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	841

		9,344

CONNECTICUT 1.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,518
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	932	998

		3,516

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	675	651

FLORIDA 3.8%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,149
8.000% due 10/01/2046	1,250	1,425
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	246
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	318
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,030
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,430
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,387
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,085
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,629
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,613
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	755	758

		14,070

GEORGIA 0.7%
DeKalb County Hospital Authority, Georgia Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,056
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	218
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,374

		2,648

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,204

ILLINOIS 2.7%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	959
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,451
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,867
Illinois Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	798
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	604
6.100% due 12/01/2041	675	555
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	502
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	2,229

Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	961

		9,946

INDIANA 3.9%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	97
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	375
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	4,790
Indiana Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,017
6.000% due 01/01/2039	1,000	1,121
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,693
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,771
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,583

		14,447

IOWA 4.7%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,048
Iowa Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	564
5.500% due 11/15/2037	1,650	1,022
Iowa Finance Authority Revenue Bonds, Series 2013
5.250% due 12/01/2025	15,000	14,744

		17,378

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	226

KENTUCKY 0.1%
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	482

LOUISIANA 1.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,153
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,602
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	564

		4,319

MAINE 1.4%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,089

MARYLAND 0.3%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	267
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	400	360
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	295

		922

MASSACHUSETTS 0.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2012
5.250% due 07/01/2042	1,200	1,116
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,190	1,284

		2,400

MICHIGAN 2.2%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	313
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	735	681
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,011

Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	860	860
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	533
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (c)	225	207
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,022
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	613
Wayne County, Michigan Airport Authority Revenue Bonds, Series 2012
5.000% due 12/01/2042	3,000	3,036

		8,276

MINNESOTA 0.7%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	353
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	669
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,079
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	474

		2,575

MISSOURI 0.8%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	750	112
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	263
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	193
5.550% due 10/01/2036	45	34
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,528
Kansas City, Missouri Tax Allocation Notes, Series 2011
5.000% due 06/01/2021	40	41
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	255
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	473

		2,899

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (a)	830	640

NEW JERSEY 2.8%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,366
5.000% due 06/01/2041	8,730	6,977

		10,403

NEW MEXICO 0.1%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	526

NEW YORK 6.0%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,934
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,372
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031 ^	150	169
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,268
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	551
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	2,837
Tompkins County, New York Development Corp. Revenue Bonds, Series 2013
5.000% due 07/01/2038	1,060	1,007

		22,138

NORTH CAROLINA 1.1%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	142

Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	50
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	1,001
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	782
6.000% due 04/01/2038	500	506
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	584
Northern Hospital District of Surry County, North Carolina Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	834

		3,959

OHIO 10.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	17,250	13,960
6.500% due 06/01/2047	15,935	14,072
Butler County, Ohio Revenue Bonds, Series 2010
5.500% due 11/01/2040	500	510
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,007
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,441

		36,990

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	206

PENNSYLVANIA 4.1%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	794
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	525
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	512
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,136
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	500	300
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	260
6.375% due 07/01/2030	1,000	1,039
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	532
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	414
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2030	1,000	994
5.000% due 10/01/2035	700	675
5.000% due 10/01/2044	2,000	1,886
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	2,000	1,932
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,614
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	530	528

		15,141

RHODE ISLAND 1.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	25	25
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	5,966

		5,991

SOUTH CAROLINA 0.5%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,904
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	611	11

		1,915

TENNESSEE 0.4%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,059
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	532
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	41	1

		1,592

TEXAS 16.2%
Brazos River Authority, Texas Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	45
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,089
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	537
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,067
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	845
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	10,000	9,041
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	971
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	510
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,534
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	7,215	7,215
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,649
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	266
Lufkin Health Facilities Development Corp., Texas Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	755
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	163
5.750% due 01/01/2033	350	380
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,225
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,111
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	549
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	910
5.500% due 01/01/2032	500	490
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,061
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,859
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,037
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	4,810	5,660
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	5,133
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2025	10,990	6,634
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,117

		59,853

UTAH 1.3%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	470
5.700% due 11/15/2036	1,000	910
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,410
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	601
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	410

		4,801

VERMONT 0.5%
Vermont Economic Development Authority Revenue Bonds, Series 2013
4.750% due 04/01/2036	2,000	1,931

VIRGINIA 2.2%
Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue Bonds, Series 2012
0.000% due 07/15/2040 (a)	2,600	1,190
Chesterfield County, Virginia Economic Development Authority Revenue Bonds, Series 2012
5.000% due 01/01/2032	2,000	1,892
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048	114	3
6.000% due 06/01/2043	354	298

Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,250	493
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,053
Virginia Small Business Financing Authority Revenue Bonds, Series 2012
5.500% due 01/01/2042	3,500	3,336

		8,265

WASHINGTON 0.4%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,040
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	303

		1,343

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	607

WISCONSIN 0.8%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,070
6.625% due 02/15/2032	1,450	1,508

		3,028

Total Municipal Bonds & Notes (Cost $324,402)		322,072

SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS (d) 0.1%		473

U.S. TREASURY BILLS 0.2%
0.135% due 01/09/2014 (f)	710	710

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 7.0%
PIMCO Short-Term Floating NAV Portfolio	2,599,992	26,015

Total Short-Term Instruments (Cost $27,198)		27,198

Total Investments 94.4% (Cost $351,600)		$349,270
Other Assets and Liabilities (Net) 5.6%		20,740

Net Assets 100.0%		$370,010

Notes	to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security becomes interest bearing at a future date.

(b)	Affiliated to the Fund.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	$225	$207	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$473	Fannie Mae 2.200% due 10/17/2022	$(484)	$473	$473

(1)	Includes accrued interest.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$ 13,200	$1,808	$1,272

(e)	Cash of $1,045 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%)	12/20/2016	$5,500	$11	$126	$(115)
MCDX 5-Year Index	JPM	(1.000%)	12/20/2016	10,900	20	268	(248)

					$31	$394	$(363)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GST	1.500%	06/20/2018	5.850%	$5,000	$(669)	$0	$(669)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $710 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$2,755	$0	$2,755
Alaska	0	703	0	703
Arizona	0	11,973	0	11,973
California	0	26,920	0	26,920
Colorado	0	9,344	0	9,344
Connecticut	0	3,516	0	3,516
Delaware	0	651	0	651
Florida	0	14,070	0	14,070
Georgia	0	2,648	0	2,648
Idaho	0	1,204	0	1,204
Illinois	0	9,946	0	9,946
Indiana	0	14,447	0	14,447
Iowa	0	17,378	0	17,378
Kansas	0	226	0	226
Kentucky	0	482	0	482
Louisiana	0	4,319	0	4,319
Maine	0	5,089	0	5,089
Maryland	0	922	0	922
Massachusetts	0	2,400	0	2,400
Michigan	0	8,276	0	8,276
Minnesota	0	2,575	0	2,575
Missouri	0	2,899	0	2,899
Montana	0	640	0	640
New Jersey	0	10,403	0	10,403
New Mexico	0	526	0	526
New York	0	22,138	0	22,138
North Carolina	0	3,959	0	3,959
Ohio	0	36,990	0	36,990
Oregon	0	206	0	206
Pennsylvania	0	15,141	0	15,141
Rhode Island	0	5,991	0	5,991
South Carolina	0	1,915	0	1,915
Tennessee	0	1,592	0	1,592
Texas	0	59,853	0	59,853
Utah	0	4,801	0	4,801
Vermont	0	1,931	0	1,931
Virginia	0	8,265	0	8,265
Washington	0	1,343	0	1,343
West Virginia	0	607	0	607
Wisconsin	0	3,028	0	3,028
Short-Term Instruments
Repurchase Agreements	0	473	0	473
U.S. Treasury Bills	0	710	0	710
Central Funds Used for Cash Management Purposes	26,015	0	0	26,015
	$26,015	$323,255	$0	$349,270

Financial Derivative Instruments - Assets
Interest Rate Contracts	$0	$1,272	$0	$1,272
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(1,032)	$0	$(1,032)

Totals	$26,015	$323,495	$0	$349,510

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
Bausch & Lomb, Inc.
4.000% due 05/17/2019		$1,485	$1,489
Caesars Entertainment Operating Co., Inc.
5.443% due 01/28/2018		1,517	1,344
Catalent Pharma Solutions, Inc.
3.695% due 09/15/2016		979	976
Clear Channel Communications, Inc.
3.845% due 01/29/2016		8,833	8,100
DaVita, Inc.
4.000% due 11/01/2019		995	999
NFR Energy LLC
8.750% due 12/31/2018		2,500	2,500
Nielsen Holdings NV
3.000% due 02/21/2014		6,750	6,727
Springleaf Financial Funding Co.
5.500% due 05/10/2017		2,306	2,313
Texas Competitive Electric Holdings Co. LLC
4.693% - 4.775% due 10/10/2017		1,920	1,350
WP Prism, Inc.
6.250% due 05/31/2018		4,000	4,005

Total Bank Loan Obligations (Cost $30,206)			29,803

CORPORATE BONDS & NOTES 90.3%
BANKING & FINANCE 9.8%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		12,000	12,120
ABN AMRO Bank NV
4.310% due 03/10/2016 (f)	EUR	7,750	9,052
Ally Financial, Inc.
0.000% due 06/15/2015		$1,250	1,160
3.125% due 01/15/2016		4,000	3,992
4.625% due 06/26/2015		1,750	1,794
5.500% due 02/15/2017		5,000	5,244
6.250% due 12/01/2017		4,500	4,829
7.500% due 09/15/2020		8,500	9,828
8.000% due 03/15/2020		5,000	5,831
8.000% due 11/01/2031		2,500	3,000
8.300% due 02/12/2015		500	540
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,225
8.625% due 05/22/2068	GBP	1,000	1,793
Arrow Global Finance PLC
7.875% due 03/01/2020		4,000	5,948
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$1,250	1,203
Barclays Bank PLC
10.179% due 06/12/2021		3,000	3,821
Boats Investments Netherlands BV
11.000% due 03/31/2017 (b)	EUR	2,876	1,627
BPCE S.A.
4.625% due 07/30/2015 (f)		1,500	1,821
9.000% due 03/17/2015 (f)		3,000	4,071
9.250% due 04/22/2015 (f)		2,000	2,707
12.500% due 12/31/2049		$2,000	2,445
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	5,000	7,231
CBRE Services, Inc.
5.000% due 03/15/2023		$2,250	2,143
Checkout Holding Corp.
0.000% due 11/15/2015		1,500	1,181
CIT Group, Inc.
5.000% due 05/15/2017		1,000	1,026
5.000% due 08/15/2022		10,000	9,969
5.250% due 03/15/2018		8,500	8,776
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		2,500	2,506
Countrywide Capital
8.050% due 06/15/2027		1,250	1,533
Credit Agricole S.A.
5.136% due 02/24/2016 (f)	GBP	1,000	1,361
7.589% due 01/30/2020 (f)		1,500	2,220
7.875% due 10/26/2019 (f)	EUR	500	684
8.375% due 10/13/2019 (f)		$1,250	1,330
9.750% due 12/26/2014 (f)		1,000	1,054
E*TRADE Financial Corp.
6.000% due 11/15/2017		1,000	1,015

6.375% due 11/15/2019		5,250	5,355
6.750% due 06/01/2016		500	516
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		2,500	2,729
6.625% due 08/15/2017		500	566
8.000% due 12/15/2016		2,000	2,347
12.000% due 05/15/2015		1,000	1,187
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,000	986
3.250% due 05/15/2018		1,500	1,463
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	6,943
HBOS Capital Funding LP
6.461% due 11/30/2018 (f)	GBP	3,000	4,186
HBOS PLC
0.974% due 09/06/2017		$1,500	1,393
1.000% due 09/01/2016	EUR	250	307
6.750% due 05/21/2018		$5,000	5,317
Hub International Ltd.
8.125% due 10/15/2018		15,000	15,675
ILFC E-Capital Trust
6.250% due 12/21/2065		2,500	2,287
International Lease Finance Corp.
6.250% due 05/15/2019		750	774
8.250% due 12/15/2020		1,000	1,126
8.750% due 03/15/2017		1,000	1,119
Intesa Sanpaolo SpA
8.047% due 06/20/2018 (f)	EUR	3,000	3,881
ISS A/S
8.875% due 05/15/2016		2,726	3,619
IVS F. SpA
7.125% due 04/01/2020		1,500	1,884
Jefferies Finance LLC
7.375% due 04/01/2020		$5,000	4,875
Jefferies LoanCore LLC
6.875% due 06/01/2020		8,000	7,800
LBG Capital PLC
6.439% due 05/23/2020	EUR	3,000	3,871
7.375% due 03/12/2020		100	131
7.588% due 05/12/2020	GBP	2,500	3,837
7.625% due 10/14/2020	EUR	500	661
7.867% due 12/17/2019	GBP	1,500	2,318
7.869% due 08/25/2020		4,200	6,516
7.875% due 11/01/2020		$2,500	2,605
8.000% due 06/15/2020 (f)		250	256
8.875% due 02/07/2020	EUR	343	480
9.125% due 07/15/2020	GBP	250	410
11.040% due 03/19/2020		1,000	1,703
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		$500	672
Milestone Aviation Group LLC
8.625% due 12/15/2017		1,000	1,043
Oxford Finance LLC
7.250% due 01/15/2018		1,250	1,306
Patriot Merger Corp.
9.000% due 07/15/2021 (a)		6,000	5,895
Provident Funding Associates LP
6.750% due 06/15/2021		1,250	1,253
RBS Capital Trust
2.319% due 09/30/2013 (f)	EUR	1,700	1,382
Regions Bank
7.500% due 05/15/2018		$1,000	1,169
Regions Financial Corp.
7.375% due 12/10/2037		1,775	1,997
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		2,770	3,005
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (f)		1,000	905
7.648% due 09/30/2031 (f)		4,000	3,700
9.118% due 10/28/2013 (f)		350	357
Santander Finance Preferred S.A.U.
11.300% due 07/27/2014 (f)	GBP	1,500	2,362
Santander Issuances S.A.U.
4.500% due 09/30/2019	EUR	300	340
Santander UK PLC
9.625% due 10/30/2023	GBP	1,000	1,730
Shearer’s Foods LLC
9.000% due 11/01/2019		$4,500	4,781
SLM Corp.
8.000% due 03/25/2020		1,000	1,086
8.450% due 06/15/2018		1,000	1,115
Societe Generale S.A.
9.375% due 09/04/2019 (f)	EUR	5,000	7,159
Springleaf Finance Corp.
6.900% due 12/15/2017		$5,250	5,178

Towergate Finance PLC
8.500% due 02/15/2018	GBP	300	474
10.500% due 02/15/2019		6,000	9,399
UniCredit International Bank Luxembourg S.A.
8.125% due 12/10/2019 (f)	EUR	2,500	3,296
WaveDivision Escrow LLC
8.125% due 09/01/2020		$9,250	9,620
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (f)	EUR	1,000	1,451

			295,878

INDUSTRIALS 73.7%
Academy Ltd.
9.250% due 08/01/2019		$500	556
Acadia Healthcare Co., Inc.
6.125% due 03/15/2021		5,500	5,527
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		4,250	4,356
Affinia Group, Inc.
7.750% due 05/01/2021		3,250	3,291
Affinion Group, Inc.
7.875% due 12/15/2018		2,500	1,900
Aguila S.A.
7.875% due 01/31/2018	CHF	2,500	2,722
7.875% due 01/31/2018		$3,000	3,105
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,745	2,978
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		2,000	1,970
8.750% due 11/01/2019	EUR	750	961
Alere, Inc.
6.500% due 06/15/2020		$11,250	10,955
7.250% due 07/01/2018		1,500	1,598
8.625% due 10/01/2018		5,425	5,750
Aleris International, Inc.
7.625% due 02/15/2018		5,000	5,231
7.875% due 11/01/2020		2,250	2,317
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	6,000
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,553
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,594
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		4,000	4,120
Altice Financing S.A.
7.875% due 12/15/2019		3,000	3,150
Altice Finco S.A.
9.875% due 12/15/2020		2,000	2,150
AMC Networks, Inc.
4.750% due 12/15/2022		5,500	5,335
7.750% due 07/15/2021		500	549
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		2,500	2,462
American Tire Distributors, Inc.
9.750% due 06/01/2017		250	265
Ameristar Casinos, Inc.
7.500% due 04/15/2021		4,500	4,702
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,465
7.250% due 08/01/2019		1,000	1,048
9.375% due 12/01/2017		250	266
ARAMARK Corp.
5.750% due 03/15/2020		3,500	3,596
Arch Coal, Inc.
7.000% due 06/15/2019		4,250	3,559
7.250% due 06/15/2021		2,250	1,868
ARD Finance S.A.
11.125% due 06/01/2018 (b)		2,424	2,581
11.125% due 06/01/2018 (b)	EUR	1,503	2,065
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		$5,500	5,314
9.250% due 10/15/2020	EUR	11,700	16,029
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	461
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	6,500	10,232
Ashland, Inc.
3.875% due 04/15/2018		$1,750	1,739
4.750% due 08/15/2022		2,500	2,481
6.875% due 05/15/2043		1,750	1,794
Associated Materials LLC
9.125% due 11/01/2017		8,250	8,704
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,176

Aviation Capital Group Corp.
7.125% due 10/15/2020		1,000	1,092
Axiall Corp.
4.875% due 05/15/2023		750	715
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	8,000	12,198
Basic Energy Services, Inc.
7.750% due 02/15/2019		$750	744
Bausch & Lomb, Inc.
9.875% due 11/01/2015		913	943
BC Mountain LLC
7.000% due 02/01/2021		2,500	2,556
B/E Aerospace, Inc.
5.250% due 04/01/2022		2,000	2,000
6.875% due 10/01/2020		500	543
Beazer Homes USA, Inc.
6.625% due 04/15/2018		500	533
7.250% due 02/01/2023		2,500	2,537
Berry Plastics Corp.
9.500% due 05/15/2018		9,250	10,106
9.750% due 01/15/2021		6,000	6,810
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	6,500	8,444
9.500% due 06/15/2017		2,100	2,788
BI-LO LLC
9.250% due 02/15/2019		$2,000	2,160
Biomet, Inc.
6.500% due 08/01/2020		5,000	5,178
6.500% due 10/01/2020		15,500	15,539
Boardriders S.A.
8.875% due 12/15/2017	EUR	2,050	2,655
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		$375	355
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		2,000	2,150
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	553
Building Materials Corp. of America
6.750% due 05/01/2021		3,000	3,195
6.875% due 08/15/2018		500	530
7.500% due 03/15/2020		750	806
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (b)		1,500	1,568
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,898	2,026
Burger King Capital Holdings LLC
0.000% due 04/15/2019 (b)(e)		12,350	10,544
C10 Capital SPV Ltd.
6.277% due 06/30/2017 (f)	EUR	750	716
Cablevision Systems Corp.
5.875% due 09/15/2022		$5,000	4,862
7.750% due 04/15/2018		225	243
8.000% due 04/15/2020		1,000	1,095
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		2,250	2,128
10.000% due 12/15/2018		3,750	2,269
Calcipar S.A.
6.875% due 05/01/2018		1,000	1,030
Campofrio Food Group S.A.
8.250% due 10/31/2016	EUR	4,000	5,467
Capella Healthcare, Inc.
9.250% due 07/01/2017		$5,500	5,871
Carlson Wagonlit BV
7.500% due 06/15/2019	EUR	2,000	2,677
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$5,000	4,775
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		3,500	3,531
9.750% due 04/15/2017	EUR	3,960	5,361
CCO Holdings LLC
5.125% due 02/15/2023		$4,000	3,770
5.250% due 03/15/2021		1,000	990
5.250% due 09/30/2022		8,000	7,640
5.750% due 09/01/2023		2,000	1,945
6.500% due 04/30/2021		3,000	3,142
7.000% due 01/15/2019		2,000	2,130
7.250% due 10/30/2017		250	266
CDRT Holding Corp.
9.250% due 10/01/2017 (b)		9,315	9,478
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		2,000	1,983
6.625% due 10/15/2018		1,000	1,063
Cemex Finance LLC
9.625% due 12/14/2017	EUR	1,000	1,347
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$3,000	3,165

Central Garden and Pet Co.
8.250% due 03/01/2018		2,000	2,035
Cequel Communications Holdings LLC
6.375% due 09/15/2020		3,750	3,834
Cerba European Lab
7.000% due 02/01/2020	EUR	4,000	5,168
Ceridian Corp.
8.875% due 07/15/2019		$1,025	1,144
11.000% due 03/15/2021		4,300	4,773
Cerved Technologies SpA
6.375% due 01/15/2020	EUR	1,800	2,308
8.000% due 01/15/2021		9,000	11,188
CHC Helicopter S.A.
9.250% due 10/15/2020		$6,750	6,952
Chesapeake Energy Corp.
5.750% due 03/15/2023		1,500	1,523
6.625% due 08/15/2020		1,000	1,080
7.250% due 12/15/2018		1,000	1,120
9.500% due 02/15/2015		4,000	4,440
Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018	EUR	5,750	7,567
CityCenter Holdings LLC
7.625% due 01/15/2016		$500	530
10.750% due 01/15/2017		3,050	3,302
Clean Harbors, Inc.
5.250% due 08/01/2020		3,000	3,060
Clear Channel Communications, Inc.
9.000% due 03/01/2021		8,550	8,165
10.750% due 08/01/2016		6,250	5,453
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		9,000	9,295
7.625% due 03/15/2020		8,000	8,318
Clearwater Paper Corp.
4.500% due 02/01/2023		1,500	1,433
CMA CGM S.A.
8.500% due 04/15/2017		1,750	1,549
8.875% due 04/15/2019	EUR	5,000	5,942
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		2,500	1,977
Coeur Mining, Inc.
7.875% due 02/01/2021		$2,750	2,722
Columbus McKinnon Corp.
7.875% due 02/01/2019		125	133
CommScope, Inc.
8.250% due 01/15/2019		3,500	3,754
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,018
7.125% due 07/15/2020		3,000	3,097
Comstock Resources, Inc.
7.750% due 04/01/2019		1,000	1,025
9.500% due 06/15/2020		500	543
Concho Resources, Inc.
5.500% due 04/01/2023		1,000	990
6.500% due 01/15/2022		1,300	1,381
7.000% due 01/15/2021		200	216
CONSOL Energy, Inc.
6.375% due 03/01/2021		650	650
8.250% due 04/01/2020		7,000	7,367
Consolidated Container Co. LLC
10.125% due 07/15/2020		3,000	3,165
Constellation Brands, Inc.
4.250% due 05/01/2023		1,000	946
6.000% due 05/01/2022		1,000	1,078
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	2,545	3,453
7.500% due 09/15/2017		2,000	2,721
8.500% due 07/15/2015		50	68
Continental Resources, Inc.
4.500% due 04/15/2023		$3,000	2,921
7.125% due 04/01/2021		500	553
8.250% due 10/01/2019		250	275
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,750	1,811
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		7,000	7,682
10.875% due 12/15/2018	EUR	4,000	5,740
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$1,500	1,598
Cooper-Standard Holding, Inc.
7.375% due 04/01/2018		7,900	7,880
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		2,000	900
CPI International, Inc.
8.000% due 02/15/2018		500	518
Crown Americas LLC
6.250% due 02/01/2021		500	533

Crown Castle International Corp.
5.250% due 01/15/2023		2,000	1,928
CSC Holdings LLC
7.625% due 07/15/2018		3,000	3,397
8.625% due 02/15/2019		3,250	3,770
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	2,000	2,759
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		$1,500	1,504
6.375% due 11/01/2018		2,000	2,092
6.625% due 11/01/2020		1,500	1,598
Del Monte Corp.
7.625% due 02/15/2019		9,700	10,015
Denbury Resources, Inc.
4.625% due 07/15/2023		2,000	1,848
8.250% due 02/15/2020		1,000	1,085
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		2,000	700
DFS Furniture Holdings PLC
7.625% due 08/15/2018	GBP	5,000	7,890
Digicel Group Ltd.
8.250% due 09/30/2020		$3,500	3,640
10.500% due 04/15/2018		3,750	3,994
Digicel Ltd.
6.000% due 04/15/2021		5,750	5,448
8.250% due 09/01/2017		2,000	2,090
DineEquity, Inc.
9.500% due 10/30/2018		4,005	4,466
DISH DBS Corp.
5.000% due 03/15/2023		3,250	3,144
5.875% due 07/15/2022		2,000	2,040
6.750% due 06/01/2021		1,000	1,068
7.125% due 02/01/2016		2,000	2,175
7.875% due 09/01/2019		2,250	2,531
DJO Finance LLC
7.750% due 04/15/2018		4,400	4,367
9.750% due 10/15/2017		4,250	4,356
9.875% due 04/15/2018		6,000	6,315
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		1,000	1,065
Eagle Spinco, Inc.
4.625% due 02/15/2021		3,000	2,891
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		2,500	2,681
El Paso LLC
7.750% due 01/15/2032		3,950	4,219
7.800% due 08/01/2031		5,000	5,310
Emergency Medical Services Corp.
8.125% due 06/01/2019		5,000	5,337
Endo Health Solutions, Inc.
7.000% due 07/15/2019		2,500	2,537
7.000% due 12/15/2020		2,000	2,018
7.250% due 01/15/2022		2,000	2,025
Energy Transfer Equity LP
7.500% due 10/15/2020		1,000	1,098
EPE Holdings LLC
8.125% due 12/15/2017 (b)		4,693	4,810
Era Group, Inc.
7.750% due 12/15/2022		1,750	1,759
ESAL GmbH
6.250% due 02/05/2023		2,500	2,295
Exide Technologies
8.625% due 02/01/2018 ^		1,500	930
Fiat Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	5,000	7,084
First Data Corp.
6.750% due 11/01/2020		$5,000	5,112
7.375% due 06/15/2019		2,000	2,065
8.250% due 01/15/2021		10,000	10,250
11.250% due 01/15/2021		1,250	1,253
12.625% due 01/15/2021		8,250	8,766
Florida East Coast Railway Corp.
8.125% due 02/01/2017		500	531
FMG Resources Pty. Ltd.
6.875% due 02/01/2018		1,000	991
6.875% due 04/01/2022		7,500	7,303
7.000% due 11/01/2015		2,500	2,537
8.250% due 11/01/2019		2,550	2,639
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	5,550	7,703
Forest Oil Corp.
7.250% due 06/15/2019		$1,750	1,654
Gategroup Finance Luxembourg S.A.
6.750% due 03/01/2019	EUR	2,000	2,590
GCL Holdings S.C.A.
9.375% due 04/15/2018		6,000	8,357

GenCorp, Inc.
7.125% due 03/15/2021		$2,500	2,600
General Cable Corp.
5.750% due 10/01/2022		2,000	1,990
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	271
Graton Economic Development Authority
9.625% due 09/01/2019		3,250	3,575
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,750	1,710
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$13,250	12,852
Griffon Corp.
7.125% due 04/01/2018		1,000	1,053
Grifols, Inc.
8.250% due 02/01/2018		1,250	1,350
Guala Closures SpA
5.578% due 11/15/2019	EUR	2,000	2,607
Gymboree Corp.
9.125% due 12/01/2018		$7,000	6,615
Halcon Resources Corp.
8.875% due 05/15/2021		6,000	5,850
9.750% due 07/15/2020		1,750	1,754
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		9,500	9,108
HCA Holdings, Inc.
6.250% due 02/15/2021		5,000	5,112
7.750% due 05/15/2021		5,000	5,412
HCA, Inc.
4.750% due 05/01/2023		5,000	4,800
5.875% due 05/01/2023		6,000	6,015
6.500% due 02/15/2020		3,000	3,253
7.250% due 09/15/2020		1,500	1,614
7.500% due 02/15/2022		5,500	6,105
7.875% due 02/15/2020		1,000	1,079
8.500% due 04/15/2019		2,000	2,151
HD Supply, Inc.
7.500% due 07/15/2020		20,000	20,300
8.125% due 04/15/2019		4,000	4,400
10.500% due 01/15/2021		12,500	12,984
11.000% due 04/15/2020		10,000	11,700
11.500% due 07/15/2020		13,595	15,804
Headwaters, Inc.
7.625% due 04/01/2019		5,000	5,250
Health Management Associates, Inc.
7.375% due 01/15/2020		2,000	2,202
HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	356
HeidelbergCement Finance Luxembourg S.A.
7.500% due 04/03/2020		4,000	6,092
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,035
6.250% due 10/15/2022		1,500	1,573
6.750% due 04/15/2019		3,000	3,187
7.375% due 01/15/2021		750	816
7.500% due 10/15/2018		500	539
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		3,750	3,760
8.875% due 02/01/2018		5,250	5,381
9.000% due 11/15/2020		10,250	9,840
HJ Heinz Finance Co.
7.125% due 08/01/2039		6,000	6,390
Holding Medi-Partenaires S.A.S.
7.000% due 05/15/2020	EUR	3,750	4,686
Hologic, Inc.
6.250% due 08/01/2020		$2,000	2,084
Host Hotels & Resorts LP
5.250% due 03/15/2022		3,000	3,112
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	533
7.625% due 06/15/2021		500	534
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		675	729
Huntsman International LLC
4.875% due 11/15/2020		2,500	2,481
8.625% due 03/15/2020		500	546
8.625% due 03/15/2021		3,000	3,307
Hyva Global BV
8.625% due 03/24/2016		1,000	948
IASIS Healthcare LLC
8.375% due 05/15/2019		13,250	13,440
Igloo Holdings Corp.
8.250% due 12/15/2017 (b)		3,025	3,101
Immucor, Inc.
11.125% due 08/15/2019		4,250	4,632

IMS Health, Inc.
6.000% due 11/01/2020		4,000	4,080
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	5,000	6,492
Ineos Finance PLC
7.500% due 05/01/2020		$4,000	4,270
INEOS Group Holdings S.A.
6.500% due 08/15/2018	EUR	8,250	10,299
7.875% due 02/15/2016		10,105	13,202
Infor U.S., Inc.
9.375% due 04/01/2019		$5,000	5,444
Inmet Mining Corp.
8.750% due 06/01/2020		6,000	6,165
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		3,000	2,835
6.625% due 12/15/2022		10,250	9,994
7.250% due 04/01/2019		2,750	2,891
7.250% due 10/15/2020		7,000	7,385
7.500% due 04/01/2021		1,500	1,583
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		8,750	8,870
8.125% due 06/01/2023		11,500	11,917
Interactive Data Corp.
10.250% due 08/01/2018		3,000	3,337
Interline Brands, Inc.
10.000% due 11/15/2018 (b)		3,500	3,780
inVentiv Health, Inc.
11.000% due 08/15/2018		625	525
Iron Mountain, Inc.
5.750% due 08/15/2024		1,250	1,178
J Crew Group, Inc.
8.125% due 03/01/2019		5,000	5,275
Jaguar Holding Co.
9.375% due 10/15/2017 (b)		5,000	5,250
9.500% due 12/01/2019		2,000	2,220
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		3,500	3,412
7.750% due 05/15/2018		1,500	1,628
8.125% due 05/15/2018	GBP	1,000	1,664
8.125% due 05/15/2021		$1,000	1,105
Jarden Corp.
7.500% due 01/15/2020	EUR	1,000	1,391
JBS USA LLC
7.250% due 06/01/2021		$3,000	3,015
8.250% due 02/01/2020		1,750	1,842
JMC Steel Group
8.250% due 03/15/2018		3,450	3,390
Jo-Ann Stores, Inc.
8.125% due 03/15/2019		7,000	7,175
Kabel Deutschland Holding AG
6.500% due 07/31/2017	EUR	1,000	1,403
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$2,500	2,575
Kinetic Concepts, Inc.
10.500% due 11/01/2018		5,000	5,400
12.500% due 11/01/2019		11,000	11,440
KION Finance S.A.
6.750% due 02/15/2020	EUR	3,500	4,926
7.875% due 04/15/2018		9,000	12,535
KM Germany Holdings GmbH
8.750% due 12/15/2020		2,500	3,355
KP Germany Erste GmbH
11.625% due 07/15/2017		8,000	11,559
Kraton Polymers LLC
6.750% due 03/01/2019		$1,250	1,269
La Financiere Atalian S.A.
7.250% due 01/15/2020	EUR	5,000	6,419
Labco S.A.
8.500% due 01/15/2018		2,500	3,416
Lamar Media Corp.
5.000% due 05/01/2023		$3,000	2,895
Laredo Petroleum, Inc.
7.375% due 05/01/2022		2,500	2,637
9.500% due 02/15/2019		1,000	1,105
Levi Strauss & Co.
6.875% due 05/01/2022		1,500	1,635
7.625% due 05/15/2020		500	543
7.750% due 05/15/2018	EUR	1,000	1,380
Limited Brands, Inc.
6.625% due 04/01/2021		$675	737
LIN Television Corp.
8.375% due 04/15/2018		500	534
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		2,000	2,112
8.125% due 05/15/2018		3,000	3,195

Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		5,250	4,896
Lottomatica Group SpA
8.250% due 03/31/2066	EUR	3,350	4,551
Lynx Corp.
6.000% due 04/15/2021	GBP	2,250	3,410
Manitowoc Co., Inc.
8.500% due 11/01/2020		$3,500	3,832
Masonite International Corp.
8.250% due 04/15/2021		4,000	4,330
Matalan Finance PLC
8.875% due 04/29/2016	GBP	1,500	2,304
9.625% due 03/31/2017		2,000	2,904
McClatchy Co.
9.000% due 12/15/2022		$8,000	8,440
MCE Finance Ltd.
5.000% due 02/15/2021		7,000	6,580
MDC Partners, Inc.
6.750% due 04/01/2020		8,250	8,271
MGM Resorts International
5.875% due 02/27/2014		500	514
6.625% due 07/15/2015		1,750	1,875
6.625% due 12/15/2021		11,750	12,132
6.750% due 10/01/2020		5,000	5,187
7.500% due 06/01/2016		1,750	1,916
7.625% due 01/15/2017		5,000	5,487
7.750% due 03/15/2022		5,000	5,456
8.625% due 02/01/2019		750	851
10.000% due 11/01/2016		750	883
Michael Foods Group, Inc.
9.750% due 07/15/2018		6,000	6,600
Michael Foods Holding, Inc.
8.500% due 07/15/2018		7,235	7,470
Michaels Stores, Inc.
7.750% due 11/01/2018		4,000	4,300
11.375% due 11/01/2016		326	341
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		7,000	7,070
Milacron LLC
7.750% due 02/15/2021		1,500	1,504
Mobile Challenger Intermediate Group S.A.
8.750% due 03/15/2019	CHF	1,000	1,032
8.750% due 03/15/2019	EUR	750	952
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		$2,500	2,625
Mondi Consumer Packaging International AG
9.750% due 07/15/2017	EUR	500	732
Mongolian Mining Corp.
8.875% due 03/29/2017		$4,000	3,420
Mueller Water Products, Inc.
7.375% due 06/01/2017		4,555	4,692
8.750% due 09/01/2020		200	219
MultiPlan, Inc.
9.875% due 09/01/2018		12,000	13,110
Mylan, Inc.
6.000% due 11/15/2018		1,500	1,644
7.875% due 07/15/2020		750	866
Nara Cable Funding Ltd.
8.500% due 03/01/2020	EUR	1,000	1,385
8.875% due 12/01/2018		5,000	6,817
8.875% due 12/01/2018		$3,000	3,135
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,639
New Academy Finance Co. LLC
8.000% due 06/15/2018 (b)		7,625	7,854
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,219
6.875% due 02/01/2020		1,000	1,035
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,250
Nielsen Finance LLC
4.500% due 10/01/2020		5,000	4,825
7.750% due 10/15/2018		850	918
Nokia OYJ
5.375% due 05/15/2019		3,000	2,932
Nokia Siemens Networks Finance BV
6.750% due 04/15/2018	EUR	1,750	2,332
7.125% due 04/15/2020		1,750	2,321
Norcell Sweden Holding AB
10.750% due 09/29/2019		2,000	2,754
Novasep Holding S.A.S.
8.000% due 12/15/2016		$1,063	962
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,130
8.750% due 12/15/2020		5,750	6,196

Nufarm Australia Ltd.
6.375% due 10/15/2019		3,000	3,007
Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	2,060
OGX Austria GmbH
8.375% due 04/01/2022		3,000	900
8.500% due 06/01/2018		2,000	650
OI European Group BV
6.750% due 09/15/2020	EUR	250	361
Ono Finance PLC
10.875% due 07/15/2019		$6,000	6,270
11.125% due 07/15/2019	EUR	2,600	3,537
Ontex S.A.
7.500% due 04/15/2018		1,250	1,682
9.000% due 04/15/2019		6,000	7,876
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018		$673	732
10.000% due 06/15/2018	EUR	2,250	3,214
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (b)		$8,500	8,542
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		2,822	3,037
9.625% due 07/15/2017	EUR	429	598
Pactiv LLC
7.950% due 12/15/2025		$2,000	1,790
Party City Holdings, Inc.
8.875% due 08/01/2020		10,500	11,314
Peabody Energy Corp.
6.000% due 11/15/2018		750	755
6.250% due 11/15/2021		4,820	4,675
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	9,900	12,790
Perstorp Holding AB
8.750% due 05/15/2017		$4,000	4,020
9.000% due 05/15/2017	EUR	4,000	5,285
11.000% due 08/15/2017		$9,000	8,955
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,412
Petco Holdings, Inc.
8.500% due 10/15/2017 (b)		12,750	13,069
PetroBakken Energy Ltd.
8.625% due 02/01/2020		10,000	9,550
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		20,000	16,400
Picard Bondco S.A.
9.000% due 10/01/2018	EUR	975	1,380
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$5,000	5,350
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,050
8.750% due 05/15/2020		1,900	2,047
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,122
6.500% due 11/15/2020		1,750	1,857
6.625% due 05/01/2021		2,000	2,119
6.750% due 02/01/2022		1,000	1,061
6.875% due 02/15/2023		1,500	1,607
7.625% due 04/01/2020		2,500	2,764
Ply Gem Industries, Inc.
8.250% due 02/15/2018		5,818	6,225
9.375% due 04/15/2017		6,360	6,757
Polymer Group, Inc.
7.750% due 02/01/2019		1,500	1,568
Polypore International, Inc.
7.500% due 11/15/2017		2,000	2,095
Post Holdings, Inc.
7.375% due 02/15/2022		400	430
PQ Corp.
8.750% due 05/01/2018		6,000	6,180
Priory Group PLC
7.000% due 02/15/2018	GBP	550	849
8.875% due 02/15/2019		1,000	1,506
PVH Corp.
7.375% due 05/15/2020		$1,500	1,635
Quebecor Media, Inc.
7.750% due 03/15/2016		814	829
QVC, Inc.
7.375% due 10/15/2020		500	546
7.500% due 10/01/2019		250	272
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	6,000	8,250
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$750	709
9.875% due 04/15/2017		1,500	923
Rain CII Carbon LLC
8.000% due 12/01/2018		3,000	3,090
8.250% due 01/15/2021		2,000	2,010
8.500% due 01/15/2021	EUR	1,500	1,962

Range Resources Corp.
5.000% due 08/15/2022		$2,000	1,965
5.000% due 03/15/2023		5,000	4,912
5.750% due 06/01/2021		750	776
6.750% due 08/01/2020		320	345
RBS Global, Inc.
8.500% due 05/01/2018		7,750	8,273
Refresco Group BV
7.375% due 05/15/2018	EUR	4,000	5,363
Regal Entertainment Group
5.750% due 02/01/2025		$1,250	1,194
9.125% due 08/15/2018		871	962
Regency Energy Partners LP
5.500% due 04/15/2023		3,000	2,970
6.875% due 12/01/2018		600	635
Rex Energy Corp.
8.875% due 12/01/2020		7,500	7,744
Rexel S.A.
6.125% due 12/15/2019		2,000	2,050
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,070
6.875% due 02/15/2021		680	716
7.125% due 04/15/2019		2,000	2,122
7.875% due 08/15/2019		1,000	1,095
8.250% due 02/15/2021		11,250	11,180
8.500% due 05/15/2018		2,900	3,001
9.000% due 04/15/2019		5,500	5,706
9.875% due 08/15/2019		2,750	2,956
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,000	3,480
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		4,750	4,792
Roofing Supply Group LLC
10.000% due 06/01/2020		5,000	5,462
Rottapharm Ltd.
6.125% due 11/15/2019	EUR	1,250	1,635
Ryerson, Inc.
9.000% due 10/15/2017		$5,000	5,094
Sable International Finance Ltd.
8.750% due 02/01/2020		2,000	2,210
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,020
6.875% due 11/15/2019		500	539
Samson Investment Co.
10.000% due 02/15/2020		6,000	6,352
SandRidge Energy, Inc.
7.500% due 03/15/2021		5,000	4,800
8.125% due 10/15/2022		7,250	7,214
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	750	989
6.625% due 04/15/2021		$750	731
7.750% due 07/15/2017		500	530
8.375% due 06/15/2019		500	529
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,242
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,006
Schaeffler Finance BV
4.750% due 05/15/2021		5,000	4,775
7.750% due 02/15/2017		1,000	1,110
7.750% due 02/15/2017	EUR	4,500	6,459
8.500% due 02/15/2019		$3,000	3,360
8.750% due 02/15/2019	EUR	6,750	9,710
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,750	1,768
9.250% due 06/15/2019		1,000	1,088
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	266
Sealed Air Corp.
5.250% due 04/01/2023		2,000	1,950
6.500% due 12/01/2020		3,000	3,180
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,500	2,837
Seneca Gaming Corp.
8.250% due 12/01/2018		250	268
Sensata Technologies BV
6.500% due 05/15/2019		2,500	2,700
Sequa Corp.
7.000% due 12/15/2017		6,150	6,119
Serta Simmons Holdings LLC
8.125% due 10/01/2020		15,000	15,337
ServiceMaster Co.
7.000% due 08/15/2020		5,750	5,484
8.000% due 02/15/2020		1,000	1,003

Seven Seas Cruises S. de R.L. LLC
9.125% due 05/15/2019		250	266
Sidewinder Drilling, Inc.
9.750% due 11/15/2019		5,000	5,087
Silver Borrower
7.750% due 12/15/2020		9,550	9,645
Simmons Foods, Inc.
10.500% due 11/01/2017		2,000	2,115
Sinclair Television Group, Inc.
5.375% due 04/01/2021		2,250	2,171
6.125% due 10/01/2022		2,000	2,010
Sky Growth Acquisition Corp.
7.375% due 10/15/2020		15,000	15,450
Smithfield Foods, Inc.
6.625% due 08/15/2022		3,000	3,232
7.750% due 07/01/2017		1,000	1,108
Snoqualmie Entertainment Authority
4.223% due 02/01/2014		2,000	1,960
9.125% due 02/01/2015		425	419
Sophia LP
9.750% due 01/15/2019		9,625	10,347
Southern Graphics, Inc.
8.375% due 10/15/2020		3,250	3,364
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	525
6.625% due 11/15/2022		4,000	4,200
Spectrum Brands, Inc.
6.750% due 03/15/2020		2,500	2,647
9.500% due 06/15/2018		3,550	3,905
St Barbara Ltd.
8.875% due 04/15/2018		2,500	2,312
Station Casinos LLC
7.500% due 03/01/2021		9,000	9,135
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,063
6.375% due 08/15/2022		500	530
STHI Holding Corp.
8.000% due 03/15/2018		3,000	3,255
Studio City Finance Ltd.
8.500% due 12/01/2020		7,375	7,928
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	6,000	8,064
Suburban Propane Partners LP
7.375% due 08/01/2021		$154	161
7.500% due 10/01/2018		422	445
Sun Products Corp.
7.750% due 03/15/2021		12,500	12,469
SunGard Data Systems, Inc.
6.625% due 11/01/2019		4,000	4,040
7.375% due 11/15/2018		2,750	2,915
7.625% due 11/15/2020		2,500	2,662
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	5,250	7,244
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	1,000	1,075
7.000% due 12/31/2017	EUR	600	826
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$750	804
Taminco Global Chemical Corp.
9.750% due 03/31/2020		5,000	5,594
TeamSystem Holding SpA
7.375% due 05/15/2020	EUR	5,000	6,183
Techem GmbH
6.125% due 10/01/2019		1,500	2,055
Telefonica Emisiones S.A.U.
5.289% due 12/09/2022	GBP	3,500	5,239
Tenet Healthcare Corp.
8.000% due 08/01/2020		$5,000	5,181
Terex Corp.
6.000% due 05/15/2021		2,300	2,306
6.500% due 04/01/2020		2,250	2,306
TMF Group Holding BV
9.875% due 12/01/2019	EUR	5,250	6,868
Tomkins LLC
9.000% due 10/01/2018		$2,794	3,059
Townsquare Radio LLC
9.000% due 04/01/2019		5,000	5,350
TransDigm, Inc.
5.500% due 10/15/2020		3,000	2,850
7.750% due 12/15/2018		6,000	6,345
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		7,500	7,978
9.625% due 06/15/2018		4,000	4,290
TransUnion LLC
11.375% due 06/15/2018		3,000	3,337

Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		5,000	4,800
Triumph Group, Inc.
4.875% due 04/01/2021		2,500	2,494
8.625% due 07/15/2018		500	543
Truven Health Analytics, Inc.
10.625% due 06/01/2020		7,000	7,735
U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		4,500	4,607
U.S. Foods, Inc.
8.500% due 06/30/2019		4,500	4,725
United Rentals North America, Inc.
5.750% due 07/15/2018		250	264
6.125% due 06/15/2023		1,000	1,000
7.375% due 05/15/2020		1,000	1,073
7.625% due 04/15/2022		4,250	4,622
8.250% due 02/01/2021		1,000	1,100
8.375% due 09/15/2020		3,000	3,262
10.250% due 11/15/2019		500	563
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	5,000	6,329
5.750% due 01/15/2023		6,000	7,634
7.500% due 03/15/2019		$250	264
7.500% due 03/15/2019	EUR	550	764
8.125% due 12/01/2017		386	530
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		2,550	3,701
Universal Health Services, Inc.
7.000% due 10/01/2018		$500	529
Univision Communications, Inc.
6.750% due 09/15/2022		4,000	4,220
6.875% due 05/15/2019		2,000	2,110
7.875% due 11/01/2020		1,500	1,631
8.500% due 05/15/2021		12,500	13,344
UPC Holding BV
6.375% due 09/15/2022	EUR	10,000	12,561
6.750% due 03/15/2023	CHF	3,800	3,923
6.750% due 03/15/2023	EUR	3,000	3,807
8.375% due 08/15/2020		10,000	13,921
UPCB Finance Ltd.
6.375% due 07/01/2020		1,500	1,999
6.625% due 07/01/2020		$2,500	2,600
6.875% due 01/15/2022		750	780
7.625% due 01/15/2020	EUR	1,000	1,380
USG Corp.
7.875% due 03/30/2020		$1,000	1,095
8.375% due 10/15/2018		1,500	1,631
9.750% due 01/15/2018		4,661	5,314
Valeant Pharmaceuticals International
6.375% due 10/15/2020		3,000	2,981
6.750% due 10/01/2017		250	260
6.750% due 08/15/2021		4,000	4,025
6.875% due 12/01/2018		2,000	2,060
7.000% due 10/01/2020		3,500	3,587
7.250% due 07/15/2022		2,375	2,422
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		2,000	2,130
8.000% due 02/01/2018		6,000	6,390
VeriSign, Inc.
4.625% due 05/01/2023		2,000	1,950
Verisure Holding AB
8.750% due 12/01/2018	EUR	7,500	10,202
Vertellus Specialties, Inc.
9.375% due 10/01/2015		$2,000	1,820
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		2,950	3,153
Visant Corp.
10.000% due 10/01/2017		2,000	1,855
VWR Funding, Inc.
7.250% due 09/15/2017		12,000	12,480
Walter Energy, Inc.
8.500% due 04/15/2021		10,750	8,654
9.875% due 12/15/2020		6,000	5,250
Warner Chilcott Co. LLC
7.750% due 09/15/2018		8,000	8,680
Watco Cos. LLC
6.375% due 04/01/2023		9,250	9,250
Wells Enterprises, Inc.
6.750% due 02/01/2020		1,000	1,050
Welltec A/S
8.000% due 02/01/2019		5,000	5,225
WEPA Hygieneprodukte GmbH
6.500% due 05/15/2020	EUR	2,500	3,345
Whiting Petroleum Corp.
6.500% due 10/01/2018		$500	531

Wind Acquisition Finance S.A.
7.250% due 02/15/2018		5,750	5,812
7.375% due 02/15/2018	EUR	6,250	8,227
11.750% due 07/15/2017		$2,950	3,083
11.750% due 07/15/2017	EUR	2,000	2,714
Windstream Corp.
7.000% due 03/15/2019		$1,250	1,256
7.750% due 10/15/2020		1,000	1,040
7.750% due 10/01/2021		1,500	1,560
7.875% due 11/01/2017		1,000	1,103
Wolverine World Wide, Inc.
6.125% due 10/15/2020		1,000	1,038
Wynn Las Vegas LLC
5.375% due 03/15/2022		3,000	3,045
7.750% due 08/15/2020		2,000	2,231
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	3,000	4,188
YCC Holdings LLC
10.250% due 02/15/2016 (b)		$2,500	2,575
Zayo Group LLC
8.125% due 01/01/2020		1,000	1,090
10.125% due 07/01/2020		1,500	1,673
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	3,000	4,183
Zobele Holding SpA
7.875% due 02/01/2018		4,000	5,259

			2,208,553

UTILITIES 6.8%
Access Midstream Partners LP
4.875% due 05/15/2023		$2,500	2,331
6.125% due 07/15/2022		500	509
AES Corp.
7.375% due 07/01/2021		3,500	3,859
8.000% due 10/15/2017		3,000	3,390
8.000% due 06/01/2020		4,000	4,580
Athlon Holdings LP
7.375% due 04/15/2021		7,750	7,672
Atlas Pipeline Partners LP
6.625% due 10/01/2020		1,000	1,008
Calpine Corp.
7.500% due 02/15/2021		3,250	3,486
7.875% due 07/31/2020		675	736
7.875% due 01/15/2023		900	972
Covanta Holding Corp.
6.375% due 10/01/2022		1,500	1,523
7.250% due 12/01/2020		100	105
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		1,000	1,003
Eileme AB
11.750% due 01/31/2020	EUR	4,000	5,936
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		$2,000	2,040
10.000% due 12/01/2020		15,461	16,980
12.250% due 03/01/2022		8,750	9,712
EP Energy LLC
6.875% due 05/01/2019		500	538
9.375% due 05/01/2020		14,000	15,890
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		2,500	2,638
Frontier Communications Corp.
7.125% due 03/15/2019		2,506	2,650
7.125% due 01/15/2023		1,000	999
7.625% due 04/15/2024		1,900	1,914
8.125% due 10/01/2018		1,500	1,654
Linn Energy LLC
7.750% due 02/01/2021		625	630
MarkWest Energy Partners LP
4.500% due 07/15/2023		3,000	2,760
5.500% due 02/15/2023		1,000	990
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		2,250	2,298
6.625% due 11/15/2020		3,000	3,124
6.625% due 04/01/2023		5,000	5,106
Midwest Generation LLC
8.560% due 01/02/2016 ^		2,122	1,994
NGPL PipeCo LLC
7.119% due 12/15/2017		1,500	1,463
9.625% due 06/01/2019		2,500	2,600
NRG Energy, Inc.
6.625% due 03/15/2023		1,250	1,256
7.625% due 01/15/2018		4,000	4,300
7.875% due 05/15/2021		3,000	3,217
8.250% due 09/01/2020		5,000	5,412
8.500% due 06/15/2019		2,000	2,148

Sabine Oil & Gas LLC
9.750% due 02/15/2017		11,000	11,275
Sprint Capital Corp.
6.875% due 11/15/2028		8,500	8,202
6.900% due 05/01/2019		7,000	7,315
8.750% due 03/15/2032		9,500	10,497
Sprint Nextel Corp.
6.000% due 12/01/2016		2,500	2,644
6.000% due 11/15/2022		13,000	12,805
7.000% due 03/01/2020		2,000	2,165
8.375% due 08/15/2017		1,500	1,691
9.000% due 11/15/2018		2,000	2,345
Talos Production LLC
9.750% due 02/15/2018		4,500	4,297
Targa Resources Partners LP
4.250% due 11/15/2023		3,000	2,692
5.250% due 05/01/2023		1,000	963
6.375% due 08/01/2022		750	789
6.875% due 02/01/2021		1,000	1,068
Techem Energy Metering Service GmbH & Co. KG
7.875% due 10/01/2020	EUR	2,750	3,809
VimpelCom Holdings BV
7.504% due 03/01/2022		$1,450	1,504

			203,484

Total Corporate Bonds & Notes (Cost $2,674,493)			2,707,915

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (c)(h)		21,410	58
NVHL S.A. ‘B’ (c)(h)		21,410	58
NVHL S.A. ‘C’ (c)(h)		21,410	58
NVHL S.A. ‘D’ (c)(h)		21,410	58
NVHL S.A. ‘E’ (c)(h)		21,410	58
NVHL S.A. ‘F’ (c)(h)		21,410	59
NVHL S.A. ‘G’ (c)(h)		21,410	59
NVHL S.A. ‘H’ (c)(h)		21,410	59
NVHL S.A. ‘I’ (c)(h)		21,410	59
NVHL S.A. ‘J’ (c)(h)		21,410	59

Total Common Stocks (Cost $697)			585

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 07/29/2013 (f)		6,000	5,703
GMAC Capital Trust
8.125% due 02/15/2040		40,000	1,042

Total Preferred Securities (Cost $6,728)			6,745

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.3%
REPURCHASE AGREEMENTS (i) 0.0%			678

SHORT-TERM NOTES 0.3%
Federal Home Loan Bank
0.183% due 05/01/2014		$7,100	7,092

U.S. TREASURY BILLS 0.4%
0.111% due 08/15/2013 - 05/01/2014 (d)(k)		11,770	11,759

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (g) 6.6%
PIMCO Short-Term Floating NAV Portfolio	8,955,219	89,606
PIMCO Short-Term Floating NAV Portfolio III	10,660,308	106,507

		196,113

Total Short-Term Instruments (Cost $215,763)		215,642

Total Investments 98.8% (Cost $2,927,887)		$2,960,690
Other Assets and Liabilities (Net) 1.2%		37,192

Net Assets 100.0%		$2,997,882

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Security becomes interest bearing at a future date.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$58	0.00%
NVHL S.A. ‘B’	03/09/2012	69	58	0.00%
NVHL S.A. ‘C’	03/09/2012	69	58	0.00%
NVHL S.A. ‘D’	03/09/2012	69	58	0.00%
NVHL S.A. ‘E’	03/09/2012	70	58	0.00%
NVHL S.A. ‘F’	03/09/2012	70	59	0.00%
NVHL S.A. ‘G’	03/09/2012	70	59	0.00%
NVHL S.A. ‘H’	03/09/2012	70	59	0.00%
NVHL S.A. ‘I’	03/09/2012	70	59	0.00%
NVHL S.A. ‘J’	03/09/2012	70	59	0.00%

		$696	$585	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$678	Fannie Mae 2.200% due 10/17/2022	$(695)	$678	$678

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $610 at a weighted average interest rate of (0.750%).

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$14,850	$753	$(166)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	15,000	638	662

				$1,391	$496

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Cash of $1,495 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	51	$	66	CBK	$0	$0	$0
07/2013		1,997		2,610	DUB	11	0	11
07/2013		417,608		540,684	JPM	1	(2,896)	(2,895)
07/2013	GBP	3,726		5,799	DUB	132	0	132
07/2013		70,883		107,490	HUS	28	(348)	(320)
07/2013	$	8,474	EUR	6,456	BRC	0	(71)	(71)
07/2013		148,823		113,822	CBK	0	(666)	(666)
07/2013		20,946		15,918	DUB	0	(226)	(226)
07/2013		1,654		1,241	FBF	0	(39)	(39)
07/2013		1,296		993	HUS	0	(3)	(3)
07/2013		1,143		866	JPM	0	(16)	(16)
07/2013		369,066		280,360	RYL	0	(4,136)	(4,136)
07/2013		7,932	GBP	5,104	BRC	0	(169)	(169)
07/2013		1,570		1,009	CBK	0	(35)	(35)
07/2013		100,007		64,763	GLM	0	(1,506)	(1,506)
07/2013		2,639		1,735	HUS	0	0	0
07/2013		3,128		1,998	JPM	0	(89)	(89)
07/2013		3,886		2,562	WST	11	0	11
08/2013	CHF	7,931	$	8,492	BPS	92	0	92
08/2013	EUR	113,822		148,840	CBK	666	0	666
08/2013		13,032		17,108	DUB	143	0	143
08/2013		273,526		360,068	RYL	3,990	0	3,990
08/2013	GBP	64,763		99,987	GLM	1,506	0	1,506
08/2013	$	30	CHF	28	FBF	0	0	0
09/2013	CAD	1,696	$	1,663	BRC	53	0	53

						$6,633	$(10,200)	$(3,567)

(k)	Securities with an aggregate market value of $3,387 have been pledged as collateral for OTC foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$25,798	$4,005	$29,803
Corporate Bonds & Notes
Banking & Finance	0	295,878	0	295,878
Industrials	0	2,208,553	0	2,208,553
Utilities	0	201,490	1,994	203,484
Common Stocks
Health Care	0	0	585	585
Preferred Securities
Banking & Finance	1,042	5,703	0	6,745
Short-Term Instruments
Repurchase Agreements	0	678	0	678
Short-Term Notes	0	7,092	0	7,092
U.S. Treasury Bills	0	11,759	0	11,759
Central Funds Used for Cash Management Purposes	196,113	0	0	196,113
	$197,155	$2,756,951	$6,584	$2,960,690

Financial Derivative Instruments - Assets
Credit Contracts	0	662	0	662
Foreign Exchange Contracts	0	6,633	0	6,633
	$0	$7,295	$0	$7,295

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(166)	0	(166)
Foreign Exchange Contracts	0	(10,200)	0	(10,200)

	$0	$(10,366)	$0	$(10,366)

Totals	$197,155	$2,753,880	$6,584	$2,957,619

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$2,578	$3,970	$0	$2	$0	$(45)	$0	$(2,500)	$4,005	$34
Corporate Bonds & Notes
Industrials	1,922	0	(1,929)	0	0	7	0	0	0	0
Utilities	3,307	0	(1,233)	0	15	(95)	0	0	1,994	(85)
Common Stocks
Health Care	384	0	0	0	0	201	0	0	585	201

Totals	$8,191	$3,970	$(3,162)	$2	$15	$68	$0	$(2,500)	$6,584	$150

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$4,005	Third Party Vendor	Broker Quote	100.13
Corporate Bonds & Notes
Utilities	1,994	Third Party Vendor	Broker Quote	94.00
Common Stocks
Health Care	585	Other Valuation Techniques (3)	—	—

Total	$6,584

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 6.4%
AES Corp.
3.750% due 06/01/2018		$2,293	$2,303
Air Medical Group Holdings, Inc.
6.500% due 06/30/2018		11,194	11,334
Alliance Boots Holdings Ltd.
3.986% due 07/10/2017	GBP	39,400	59,019
4.500% due 07/31/2017		98,100	149,205
Allison Transmission, Inc.
4.250% due 08/23/2019		$12,406	12,486
Apria Healthcare, Inc.
6.750% due 04/05/2020		7,900	7,880
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		3,381	3,424
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		5,486	5,497
Bausch & Lomb, Inc.
4.000% due 05/17/2019		9,900	9,926
Biomet, Inc.
3.943% - 4.023% due 07/25/2017		13,448	13,416
Candy Intermediate Holdings, Inc.
7.500% - 8.500% due 06/18/2018		19,059	18,999
CCM Merger, Inc.
5.000% due 03/01/2017		1,721	1,721
Clear Channel Communications, Inc.
3.845% due 01/29/2016		46,933	43,038
Commercial Barge Line Co.
7.500% due 09/20/2019		1,696	1,645
Community Health Systems, Inc.
2.445% due 07/25/2014		448	449
CSC Holdings LLC
2.695% due 04/17/2020		32,500	32,216
DaVita, Inc.
4.000% due 11/01/2019		20,597	20,672
Del Monte Foods Co.
4.000% due 03/08/2018		5,811	5,800
Envision Healthcare Corp.
4.000% due 05/25/2018		5,663	5,661
Equity Office Properties Trust
1.394% - 1.944% due 02/05/2014		183,423	191,432
FMG America Finance, Inc.
5.250% due 10/18/2017		40,693	40,526
GFA Brands, Inc.
7.000% due 07/02/2018		9,675	9,772
H.J. Heinz Co.
3.250% due 06/07/2019		80,000	80,039
3.500% due 06/05/2020		80,900	80,996
HCA, Inc.
2.695% due 05/02/2016		8,875	8,856
HD Supply, Inc.
4.500% due 10/12/2017		16,887	16,938
Health Management Associates, Inc.
3.500% due 11/18/2018		2,910	2,910
Hertz Corp.
3.000% due 03/11/2018		5,374	5,356
Hilton Hotels Corp.
3.565% - 3.943% due 11/12/2015		244,355	241,413
Hologic, Inc.
4.500% due 08/01/2019		7,444	7,478
Intelsat Jackson Holdings Ltd.
4.250% due 04/02/2018		69,650	69,889
MGM Resorts International, Inc.
3.195% due 12/20/2017		94,625	94,654
3.500% due 12/20/2019		12,438	12,355
NFR Energy LLC
8.750% due 12/31/2018		10,000	10,000
NGPL PipeCo LLC
6.750% due 09/15/2017		8,307	8,301
Novelis, Inc.
3.750% due 03/10/2017		2,925	2,939
NRG Energy, Inc.
2.750% due 07/02/2018		14,000	13,890
Nuveen Investments, Inc.
4.195% due 05/13/2017		2,976	2,967
OSI Restaurant Partners LLC
3.500% due 10/26/2019		12,188	12,161
Quintiles Transnational Corp.
4.500% due 06/08/2018		11,391	11,420

Rexnord LLC
3.750% due 04/01/2018		2,483	2,484
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		9,925	9,964
ServiceMaster Co.
4.250% due 01/31/2017		14,925	14,802
Spectrum Brands, Inc.
5.750% due 12/17/2019	CAD	12,132	11,536
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$163,203	163,636
Station Casinos, Inc.
5.000% due 03/01/2020		10,973	10,994
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017		14,600	15,184
Sun Products Corp.
5.500% due 03/23/2020		9,576	9,488
Texas Competitive Electric Holdings Co. LLC
4.693% - 4.775% due 10/10/2017		122	86
Tribune Co.
4.000% due 12/31/2019		1,393	1,406
Univision Communications, Inc.
4.500% due 03/01/2020		133,166	132,206
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019		9,950	9,887
3.500% due 12/11/2019		2,488	2,473
Walter Energy, Inc.
5.750% due 04/01/2018		4,337	4,273
Warner Chilcott Co. LLC
4.250% due 03/15/2018		1,576	1,580
Weight Watchers International, Inc.
3.750% due 04/02/2020		40,000	39,837
Wilsonart LLC
4.000% due 10/31/2019		7,463	7,409
WMG Acquisition Corp.
3.750% due 07/01/2020		17,600	17,481
WP Prism, Inc.
6.250% due 05/31/2018		5,300	5,307
Yankee Candle Co., Inc.
5.250% due 04/02/2019		4,062	4,075

Total Bank Loan Obligations (Cost $1,766,615)			1,793,091

CORPORATE BONDS & NOTES 17.7%
BANKING & FINANCE 9.8%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		12,000	12,090
4.000% due 04/27/2016		10,000	10,572
ABN AMRO Bank NV
2.046% due 01/30/2014		15,000	15,135
AGFC Capital Trust
6.000% due 01/15/2067		43,500	33,060
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,265
Ally Financial, Inc.
3.125% due 01/15/2016		900	898
3.672% due 06/20/2014		4,500	4,562
4.625% due 06/26/2015		18,550	19,021
5.500% due 02/15/2017		5,000	5,244
6.000% due 03/15/2019		1,190	1,169
6.200% due 03/15/2016		2,652	2,627
6.750% due 12/01/2014		400	422
7.000% due 05/15/2018		2,380	2,371
7.250% due 09/15/2017		1,778	1,786
7.500% due 12/31/2013		5,000	5,137
7.500% due 11/15/2016		2,040	2,041
8.000% due 03/15/2020		5,000	5,831
8.300% due 02/12/2015		2,370	2,560
American International Group, Inc.
3.750% due 11/30/2013		20,000	20,249
5.000% due 06/26/2017	EUR	500	721
6.765% due 11/15/2017	GBP	7,070	12,556
8.625% due 05/22/2068		500	897
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 06/30/2025	EUR	8,700	8,627
4.000% due 04/07/2014		11,000	14,512
4.750% due 12/04/2018		3,000	3,897
Ayt Cedulas Cajas Global
4.250% due 10/25/2023		7,500	8,465
AyT Cedulas Cajas Global
4.750% due 05/25/2027		43,800	47,669
Banco do Brasil S.A.
2.963% due 07/02/2014		$1,000	1,008
4.500% due 01/20/2016	EUR	6,000	7,996
5.875% due 01/19/2023		$12,500	12,094

6.000% due 01/22/2020		4,000	4,300
Banco Santander Brasil S.A.
2.373% due 03/18/2014		15,000	14,930
4.250% due 01/14/2016		14,500	14,717
4.500% due 04/06/2015		4,500	4,545
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	20,600
Bank of Scotland PLC
7.286% due 05/31/2016 (f)	GBP	500	746
Barclays Bank PLC
14.000% due 06/15/2019 (f)		4,000	7,969
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,212
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,240
BNP Paribas S.A.
7.195% due 06/25/2037 (f)		2,025	1,969
Caisse Centrale du Credit Immobilier de France S.A.
3.102% due 08/09/2013	EUR	51,120	66,757
3.750% due 03/10/2014		15,770	20,796
3.750% due 01/22/2015		17,185	22,794
Cantor Fitzgerald LP
6.375% due 06/26/2015		$11,500	11,564
7.875% due 10/15/2019		7,900	8,181
Cedulas Fondo de Titulizacion de Activos
0.270% due 04/08/2016	EUR	5,000	5,926
4.250% due 03/28/2027		19,200	20,039
4.250% due 04/10/2031		110,500	106,013
CIT Group, Inc.
4.750% due 02/15/2015		$700	713
5.250% due 04/01/2014		19,600	19,943
Citigroup, Inc.
1.727% due 01/13/2014		29,000	29,169
2.275% due 08/13/2013		5,000	5,011
4.587% due 12/15/2015		5,000	5,342
5.000% due 09/15/2014		7,400	7,692
6.000% due 08/15/2017		500	564
6.500% due 08/19/2013		5,000	5,037
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		3,000	3,162
Dexia Credit Local S.A.
5.375% due 07/21/2014	EUR	22,589	30,150
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$6,788	6,788
Eksportfinans ASA
0.480% due 10/07/2013		900	895
0.890% due 06/16/2015	JPY	100,000	952
1.600% due 03/20/2014		51,000	510
2.000% due 09/15/2015		$18,100	17,466
2.375% due 05/25/2016		23,300	22,426
3.000% due 11/17/2014		26,350	26,416
5.500% due 05/25/2016		3,900	4,082
5.500% due 06/26/2017		1,000	1,040
Everglades Re Ltd.
17.780% due 10/31/2015		1,500	1,581
Export-Import Bank of Korea
4.000% due 01/29/2021		3,000	2,989
Ford Motor Credit Co. LLC
1.525% due 05/09/2016		12,900	12,999
1.700% due 05/09/2016		25,150	24,753
6.625% due 08/15/2017		2,000	2,265
8.000% due 06/01/2014		8,000	8,462
8.700% due 10/01/2014		4,517	4,925
12.000% due 05/15/2015		12,000	14,239
General Motors Financial Co., Inc.
2.750% due 05/15/2016		22,094	21,776
3.250% due 05/15/2018		7,954	7,755
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,500	4,860
Goldman Sachs Group, Inc.
0.557% due 01/30/2017		7,100	8,977
5.950% due 01/18/2018		$32,000	35,827
6.150% due 04/01/2018		14,400	16,238
6.250% due 09/01/2017		500	567
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,506
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	7,247
HBOS Capital Funding LP
6.461% due 11/30/2018 (f)	GBP	1,400	1,954
HBOS PLC
6.750% due 05/21/2018		$29,500	31,372
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		5,000	5,425
Hospitality Properties Trust
5.000% due 08/15/2022		26,895	26,873

5.125% due 02/15/2015		2,000	2,071
6.300% due 06/15/2016		10,000	10,879
6.700% due 01/15/2018		12,000	13,363
7.875% due 08/15/2014		2,000	2,080
HSBC Finance Corp.
6.676% due 01/15/2021		20,000	22,134
ICICI Bank Ltd.
5.750% due 11/16/2020		19,700	20,169
International Lease Finance Corp.
4.875% due 04/01/2015		1,700	1,734
5.625% due 09/20/2013		500	505
5.750% due 05/15/2016		3,800	3,923
6.250% due 05/15/2019		2,600	2,684
6.500% due 09/01/2014		35,400	36,993
6.750% due 09/01/2016		4,000	4,340
7.125% due 09/01/2018		27,100	30,081
8.750% due 03/15/2017		1,500	1,678
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		50,000	46,812
5.500% due 08/06/2022		83,000	79,680
Jefferies Finance LLC
7.375% due 04/01/2020		4,700	4,582
Jefferies Group, Inc.
5.125% due 04/13/2018		6,500	6,825
5.125% due 01/20/2023		23,700	23,548
6.500% due 01/20/2043		52,300	50,279
8.500% due 07/15/2019		32,780	39,664
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,739
5.000% due 11/03/2015		22,000	23,760
Korea Exchange Bank
3.125% due 06/26/2017		10,500	10,430
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,700	2,193
7.588% due 05/12/2020	GBP	13,534	20,772
7.625% due 12/09/2019		2,000	3,081
7.625% due 10/14/2020	EUR	500	661
7.867% due 12/17/2019	GBP	2,300	3,554
7.869% due 08/25/2020		11,200	17,375
7.975% due 09/15/2024		1,700	2,655
9.000% due 12/15/2019		449	736
9.125% due 07/15/2020		651	1,066
9.875% due 02/10/2023		300	491
15.000% due 12/21/2019	EUR	500	912
LeasePlan Corp. NV
2.500% due 05/16/2018		$6,900	6,655
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	11,600	15,088
0.499% due 05/30/2014		5,000	6,495
0.658% due 07/22/2014		7,000	9,100
6.400% due 08/28/2017		$2,800	3,164
7.750% due 04/30/2018	GBP	3,300	6,090
Morgan Stanley
0.501% due 11/29/2013	EUR	25,000	32,553
0.630% due 01/16/2017		10,000	12,596
5.950% due 12/28/2017		$3,502	3,888
6.625% due 04/01/2018		7,000	7,940
7.300% due 05/13/2019		28,250	32,842
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		1,125	1,190
Panther CDO BV
1.373% due 02/24/2016	GBP	5,880	8,575
Petrobras Global Finance BV
1.894% due 05/20/2016		$12,689	12,645
2.000% due 05/20/2016		5,551	5,449
2.414% due 01/15/2019		11,896	11,688
3.000% due 01/15/2019		19,826	18,458
3.250% due 04/01/2019	EUR	95,000	122,665
Piper Jaffray Cos.
4.774% due 11/30/2015		$15,000	15,032
Pitch1
5.125% due 07/20/2022	EUR	2,400	3,143
ProLogis LP
4.000% due 01/15/2018		$6,000	6,223
6.625% due 12/01/2019		5,000	5,767
Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,941
10.250% due 04/15/2017		11,925	13,441
Prudential Covered Trust
2.997% due 09/30/2015		33,750	34,842
Qatari Diar Finance QSC
5.000% due 07/21/2020		10,000	11,075
Rabobank Group
6.875% due 03/19/2020	EUR	44,150	62,065
RCI Banque S.A.
4.600% due 04/12/2016		$6,400	6,677

Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,539
Royal Bank of Scotland NV
0.974% due 03/09/2015		7,600	7,309
Royal Bank of Scotland PLC
0.978% due 04/11/2016		5,500	5,115
1.016% due 09/29/2015		7,000	6,641
5.625% due 08/24/2020		20,000	21,715
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		41,500	42,446
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		88,400	91,892
5.180% due 06/28/2019		36,300	37,207
5.400% due 03/24/2017		4,500	4,725
5.717% due 06/16/2021		34,400	35,152
6.125% due 02/07/2022		40,000	41,848
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	30,418
7.750% due 03/15/2020		21,995	25,934
SLM Corp.
0.576% due 01/27/2014		1,200	1,190
5.000% due 04/15/2015		300	310
6.250% due 01/25/2016		11,400	12,127
8.000% due 03/25/2020		6,070	6,594
8.450% due 06/15/2018		12,450	13,882
SLM Student Loan Trust
0.759% due 12/15/2033	EUR	2,280	2,819
Springleaf Finance Corp.
4.125% due 11/29/2013		2,850	3,710
5.750% due 09/15/2016		$300	294
6.500% due 09/15/2017		5,372	5,211
6.900% due 12/15/2017		142,123	140,169
Standard Chartered PLC
3.200% due 05/12/2016		7,500	7,851
3.850% due 04/27/2015		8,150	8,505
5.500% due 11/18/2014		490	517
Stone Street Trust
5.902% due 12/15/2015		13,000	13,973
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	5,000	7,453
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$25,900	26,968
5.450% due 11/22/2017		20,000	20,850
6.025% due 07/05/2022		47,400	49,059
Waha Aerospace BV
3.925% due 07/28/2020		13,125	13,683
Western Union Co.
2.375% due 12/10/2015		3,100	3,156
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,205
7.950% due 03/15/2025		300	372

			2,731,303

INDUSTRIALS 5.3%
ADT Corp.
4.125% due 06/15/2023		1,900	1,792
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		19,700	19,848
Agrokor d.d.
8.875% due 02/01/2020		7,000	7,413
9.125% due 02/01/2020	EUR	10,000	13,784
Aguila S.A.
7.875% due 01/31/2018		$500	518
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,600	1,596
5.375% due 11/15/2022		1,400	1,397
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		450	488
Alion Science and Technology Corp.
12.000% due 11/01/2014 (c)		20,064	20,515
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,254	2,395
8.625% due 04/15/2023		80,851	85,905
10.375% due 01/02/2021		4,905	5,199
American Airlines, Inc.
7.500% due 03/15/2016 ^		1,500	1,751
Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,578
6.450% due 09/15/2036		6,500	7,563
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,591
6.500% due 04/15/2040		4,200	3,486
Armored Autogroup, Inc.
9.250% due 11/01/2018		900	830

Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	3,300	5,195
Associated Materials LLC
9.125% due 11/01/2017		$1,330	1,403
Avaya, Inc.
7.000% due 04/01/2019		325	295
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		760	794
Bausch & Lomb, Inc.
9.875% due 11/01/2015		761	786
Berau Coal Energy Tbk PT
7.250% due 03/13/2017		32,600	31,703
Berry Plastics Corp.
9.750% due 01/15/2021		750	851
Braskem Finance Ltd.
5.750% due 04/15/2021		15,000	14,700
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,075
Cablevision Systems Corp.
8.000% due 04/15/2020		1,200	1,314
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		5,000	4,728
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,050	3,256
Cemex S.A.B. de C.V.
5.276% due 09/30/2015		13,000	13,292
Centex Corp.
6.500% due 05/01/2016		8,500	9,520
Chesapeake Energy Corp.
9.500% due 02/15/2015		10,000	11,100
Chrysler Group LLC
8.250% due 06/15/2021		2,000	2,218
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		17,400	18,009
Colt Defense LLC
8.750% due 11/15/2017		8,510	6,382
CONSOL Energy, Inc.
8.250% due 04/01/2020		650	684
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,400	1,397
5.500% due 04/29/2022		1,500	1,549
7.250% due 05/10/2021		7,662	8,965
7.707% due 10/02/2022		4,564	4,974
7.875% due 01/02/2020		2,928	3,103
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		1,000	1,065
CVS Pass-Through Trust
5.773% due 01/10/2033		6,590	7,220
7.507% due 01/10/2032		4,652	5,742
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	13,266
6.500% due 04/15/2016		14,000	15,190
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021		1,254	1,310
6.200% due 01/02/2020		6,919	7,421
7.750% due 06/17/2021		12,856	14,945
Deluxe Corp.
5.125% due 10/01/2014		5,000	5,138
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	348
DISH DBS Corp.
6.625% due 10/01/2014		300	314
7.750% due 05/31/2015		896	974
DJO Finance LLC
9.750% due 10/15/2017		1,000	1,025
El Paso LLC
6.950% due 06/01/2028		500	475
7.750% due 01/15/2032		1,200	1,282
8.050% due 10/15/2030		1,700	1,818
8.250% due 02/15/2016		830	925
Elli Finance U.K. PLC
8.750% due 06/15/2019	GBP	8,400	13,670
Enterprise Inns PLC
6.500% due 12/06/2018		12,218	18,295
6.875% due 05/09/2025		1,700	2,456
FBG Finance Ltd.
5.125% due 06/15/2015		$2,000	2,152
Ferrellgas Partners LP
8.625% due 06/15/2020		650	665
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		750	791
Georgia-Pacific LLC
5.400% due 11/01/2020		1,100	1,228
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,268

Griffon Corp.
7.125% due 04/01/2018		$125	132
Grohe Holding GmbH
4.209% due 09/15/2017	EUR	400	519
Harvest Operations Corp.
2.125% due 05/14/2018		$4,000	3,803
HCA, Inc.
4.750% due 05/01/2023		80,500	77,280
5.875% due 03/15/2022		7,000	7,201
6.500% due 02/15/2020		55,100	59,749
8.360% due 04/15/2024		3,796	4,308
HeidelbergCement Finance Luxembourg S.A.
6.750% due 12/15/2015 (j)	EUR	6,000	8,587
7.500% due 10/31/2014		2,000	2,786
7.500% due 04/03/2020		3,000	4,569
8.500% due 10/31/2019		5,000	7,997
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$175	175
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		150	160
Ineos Finance PLC
7.250% due 02/15/2019	EUR	53,300	72,847
7.500% due 05/01/2020		$4,400	4,697
8.375% due 02/15/2019		58,900	64,569
Jaguar Holding Co.
9.500% due 12/01/2019		500	555
Jaguar Land Rover Automotive PLC
8.125% due 05/15/2021		1,000	1,105
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,000	5,617
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	442
Lynx Corp.
5.375% due 04/15/2021		12,000	12,120
6.000% due 04/15/2021	GBP	17,700	26,828
Manitowoc Co., Inc.
8.500% due 11/01/2020		$875	958
MGM Resorts International
8.625% due 02/01/2019		200	227
Mongolian Mining Corp.
8.875% due 03/29/2017		3,625	3,100
Nokia Siemens Networks Finance BV
6.750% due 04/15/2018	EUR	1,700	2,265
Northwest Airlines Pass-Through Trust
1.024% due 11/20/2015		$7,400	7,298
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	352
OGX Austria GmbH
8.375% due 04/01/2022		39,820	11,946
8.500% due 06/01/2018		136,860	44,479
Pernod-Ricard S.A.
5.750% due 04/07/2021		4,000	4,449
Perstorp Holding AB
8.750% due 05/15/2017		21,300	21,406
9.000% due 05/15/2017	EUR	22,900	30,255
Pertamina Persero PT
4.300% due 05/20/2023		$15,861	14,751
PetroBakken Energy Ltd.
8.625% due 02/01/2020		2,000	1,910
PHH Corp.
9.250% due 03/01/2016		3,000	3,353
Pride International, Inc.
6.875% due 08/15/2020		600	713
Priory Group PLC
7.000% due 02/15/2018	GBP	9,650	14,897
Punch Taverns Finance Ltd.
7.369% due 06/30/2022		5,094	7,806
Punch Taverns Finance PLC
5.883% due 10/15/2026		7,125	8,994
Radio One, Inc.
12.500% due 05/24/2016		$5,700	5,771
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		106,575	107,641
6.875% due 02/15/2021		4,500	4,736
7.875% due 08/15/2019		150	164
Rockies Express Pipeline LLC
3.900% due 04/15/2015		23,755	23,636
5.625% due 04/15/2020		22,060	19,192
6.000% due 01/15/2019		35,592	31,944
6.875% due 04/15/2040		20,477	17,713
Samson Investment Co.
10.000% due 02/15/2020		5,000	5,294
Schaeffler Finance BV
7.750% due 02/15/2017		3,730	4,140
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,075

Sonat, Inc.
7.000% due 02/01/2018		500	524
Spirit Issuer PLC
1.060% due 12/28/2028	GBP	1,000	1,232
3.210% due 12/28/2031		750	930
5.472% due 12/28/2034		6,737	8,915
6.582% due 12/28/2027		9,716	14,667
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,085
Suburban Propane Partners LP
7.500% due 10/01/2018		2,533	2,672
Sun Products Corp.
7.750% due 03/15/2021		1,800	1,796
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		9,500	8,975
5.125% due 02/22/2021		3,000	3,147
Times Square Hotel Trust
8.528% due 08/01/2026		1,986	2,676
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	17,255
Tomkins LLC
9.000% due 10/01/2018		325	356
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	100	129
U.S. Airways Pass-Through Trust
3.950% due 11/15/2025		$4,600	4,428
4.625% due 12/03/2026		4,800	4,752
5.375% due 05/15/2023		2,700	2,673
5.900% due 04/01/2026		2,495	2,620
7.125% due 04/22/2025		1,366	1,543
UAL Pass-Through Trust
9.750% due 07/15/2018		6,671	7,672
10.400% due 05/01/2018		40,266	46,306
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,500	5,535
United Airlines, Inc.
6.750% due 09/15/2015		$3,750	3,872
United Rentals North America, Inc.
5.750% due 07/15/2018		150	158
7.625% due 04/15/2022		850	924
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023		7,000	6,650
5.625% due 04/15/2023	EUR	3,500	4,408
5.750% due 01/15/2023		1,500	1,909
Univision Communications, Inc.
6.750% due 09/15/2022		$61,750	65,146
6.875% due 05/15/2019		2,000	2,110
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,560
Valeant Pharmaceuticals International
7.000% due 10/01/2020		3,500	3,588
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		1,000	1,065
Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	455
Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,356
Welltec A/S
8.000% due 02/01/2019		6,000	6,270
Western Express, Inc.
12.500% due 04/15/2015		3,720	2,474
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		300	304
11.750% due 07/15/2017		1,000	1,045
WMG Acquisition Corp.
6.000% due 01/15/2021		900	920
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,073
Wynn Las Vegas LLC
5.375% due 03/15/2022		750	761
Yellowstone Energy LP
5.750% due 12/31/2026		6,500	6,215

			1,462,587

UTILITIES 2.6%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		11,200	11,872
AES Corp.
7.375% due 07/01/2021		350	386
8.000% due 10/15/2017		325	367
9.750% due 04/15/2016		1,500	1,736
Calpine Corp.
7.875% due 07/31/2020		2,700	2,943
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,000	1,126

Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		106,346	108,473
10.000% due 12/01/2020		77,460	85,191
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		63,564	67,060
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		10,000	10,408
6.212% due 11/22/2016		20,000	21,690
7.288% due 08/16/2037		20,000	21,500
8.146% due 04/11/2018		25,550	29,382
9.250% due 04/23/2019		65,650	79,436
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,063
Midwest Generation LLC
8.560% due 01/02/2016 ^		827	778
NGPL PipeCo LLC
7.119% due 12/15/2017		37,290	36,358
7.768% due 12/15/2037		35,670	31,568
9.625% due 06/01/2019 (j)		31,243	32,493
NRG Energy, Inc.
7.875% due 05/15/2021		1,400	1,502
8.250% due 09/01/2020		500	541
NV Energy, Inc.
6.250% due 11/15/2020		2,000	2,352
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		23,275	23,624
Perusahaan Listrik Negara PT
5.250% due 10/24/2042		800	668
PPL Energy Supply LLC
4.600% due 12/15/2021		1,081	1,101
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017		10,800	10,665
4.199% due 03/06/2022		18,500	17,186
Sabine Oil & Gas LLC
9.750% due 02/15/2017		500	513
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,658
Telecom Italia Capital S.A.
7.200% due 07/18/2036		4,300	4,260
Tenaska Alabama Partners LP
7.000% due 06/30/2021		990	1,063
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,000	10,900
7.875% due 03/13/2018		5,000	5,713
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	16,000	162
1.850% due 07/28/2014		16,000	162
2.125% due 03/24/2017	CHF	3,000	3,030
4.500% due 03/24/2014	EUR	28,400	37,355
VimpelCom Holdings BV
5.200% due 02/13/2019		$4,700	4,606
5.950% due 02/13/2023		43,000	40,420

			712,311

Total Corporate Bonds & Notes (Cost $4,919,072)			4,906,201

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	30,266

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066		700	489

Total Convertible Bonds & Notes (Cost $25,709)			30,755

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	9,303
6.918% due 04/01/2040		7,000	8,773
7.043% due 04/01/2050		2,340	2,983
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		7,000	8,745

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	5,000	6,202

		36,006

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	5,500	7,086

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	5,500	6,296
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	2,000	2,199

		8,495

OHIO 0.0%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	1,500	1,579

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,245
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,265

		2,510

Total Municipal Bonds & Notes (Cost $45,443)		55,676

U.S. GOVERNMENT AGENCIES 28.5%
Fannie Mae
0.262% due 12/25/2036	206	195
0.313% due 03/25/2034	62	62
0.343% due 08/25/2034	26	25
0.413% due 09/25/2031	2,487	2,279
0.543% due 03/25/2044	33	32
0.593% due 04/18/2028 - 08/25/2036	72	73
0.619% due 11/25/2021	8	8
0.669% due 07/25/2021	11	11
0.915% due 02/25/2022 (a)	305,539	15,780
0.919% due 08/25/2022	8	8
1.019% due 05/25/2022	6	6
1.069% due 05/25/2018 - 10/25/2020	24	25
1.100% due 09/25/2022 (a)	114,449	7,473
1.119% due 05/25/2021 - 10/25/2021	39	39
1.324% due 09/25/2018 (a)	199,361	9,721
1.374% due 10/01/2044	10	11
1.419% due 01/25/2024	21	21
1.470% due 09/25/2022	6	6
1.500% due 03/25/2022	13	13
1.519% due 11/25/2021	26	26
1.550% due 09/25/2022 - 04/25/2023	13	14
1.574% due 10/01/2040	75	78
1.600% due 01/25/2022	30	31
1.604% due 11/01/2028	492	512
1.820% due 02/01/2032	45	46
1.840% due 12/01/2035	22	23
1.875% due 07/01/2032	381	393
1.885% due 12/01/2034	216	226
1.977% due 01/01/2018	22	23
2.025% due 11/01/2033	13	14
2.050% due 11/01/2033	90	95
2.072% due 08/01/2033	141	148
2.115% due 06/01/2025	2	2
2.125% due 07/01/2019 - 07/01/2032	142	145
2.157% due 12/01/2035	6	6
2.172% due 09/01/2033	23	25
2.212% due 09/01/2017 - 03/01/2033	54	57
2.217% due 11/01/2020	32	33
2.232% due 03/01/2020	7	7
2.240% due 04/01/2017	2	2
2.247% due 10/01/2017	10	10
2.249% due 07/01/2018	41	41
2.250% due 08/01/2018 - 02/01/2032	216	220
2.296% due 07/01/2025	2	2
2.302% due 07/01/2032	11	12
2.306% due 10/01/2025	61	64
2.315% due 05/01/2024	40	41
2.321% due 09/01/2035	32	34
2.325% due 05/01/2024	92	93
2.340% due 12/01/2032	15	15
2.346% due 03/01/2033	250	265
2.347% due 12/01/2033	62	66

2.355% due 08/01/2032	27	29
2.370% due 04/01/2032	61	65
2.375% due 01/01/2018	4	5
2.397% due 04/01/2033	7	8
2.420% due 03/01/2034	29	30
2.429% due 06/01/2032	311	330
2.440% due 04/01/2024	9	9
2.445% due 04/01/2028	15	16
2.495% due 10/01/2035	396	423
2.500% due 07/01/2017 - 07/01/2028	597,789	601,359
2.504% due 07/01/2018	3	3
2.520% due 11/01/2029 - 09/01/2031	135	138
2.525% due 02/01/2032	18	19
2.529% due 01/25/2022 (a)	53,123	7,358
2.540% due 06/01/2019	6	6
2.563% due 07/01/2036	39	41
2.571% due 09/01/2017 - 05/25/2035	94	97
2.640% due 08/01/2017	10	10
2.649% due 09/01/2030	43	46
2.661% due 10/01/2032	25	27
2.663% due 07/01/2017	2	2
2.711% due 10/01/2034	200	214
2.721% due 01/01/2035	228	230
2.759% due 05/01/2018	19	20
2.779% due 03/01/2036	142	147
2.795% due 01/01/2019	6	6
2.813% due 10/01/2025	3	3
2.875% due 08/01/2032	12	13
2.886% due 02/01/2028	1	1
2.890% due 08/01/2017	9	9
2.913% due 01/01/2028	3	3
2.944% due 12/01/2027	4	4
2.947% due 03/01/2016	1	1
2.959% due 05/01/2019	5	6
3.000% due 11/01/2021 - 08/01/2043	3,239,250	3,186,062
3.000% due 06/25/2042 (a)	16,717	2,570
3.125% due 09/01/2016 - 01/01/2018	24	26
3.146% due 09/01/2024	4	4
3.172% due 01/01/2029	88	93
3.500% due 08/01/2025 - 07/01/2043	143,029	147,756
3.500% due 02/25/2043 (a)	29,873	5,533
3.547% due 08/01/2026	9	9
3.840% due 08/01/2021	19,526	20,822
3.875% due 01/01/2027	10	10
4.000% due 03/01/2029 - 08/01/2043	705,470	734,282
4.000% due 12/25/2042 (a)	5,946	1,175
4.039% due 12/01/2027	16	17
4.191% due 03/01/2036	40	43
4.500% due 11/01/2023 - 08/01/2043	1,804,503	1,918,660
4.500% due 12/25/2042 (a)	5,231	1,212
4.829% due 04/01/2027	86	86
4.975% due 09/01/2022	24	25
5.000% due 01/01/2016 - 06/25/2043	96,754	108,288
5.020% due 06/01/2033	10,202	11,055
5.181% due 09/01/2018	12	13
5.323% due 10/01/2033	3	4
5.500% due 08/01/2023 - 06/01/2048	37,884	42,458
5.657% due 03/25/2041 (a)	23,776	4,259
5.748% due 10/01/2036	16	18
5.837% due 06/25/2037 (a)	3,104	559
5.857% due 03/25/2037 (a)	7,159	1,062
5.877% due 12/25/2036 - 02/25/2037 (a)	8,356	1,133
5.907% due 04/25/2037 (a)	5,352	795
5.917% due 04/25/2037 (a)	11,042	1,433
5.957% due 08/25/2035 - 02/25/2043 (a)	30,805	5,751
6.000% due 06/25/2029 - 09/01/2040	157,906	172,780
6.107% due 01/25/2038 (a)	21,486	3,324
6.157% due 01/25/2040 (a)	16,970	3,196
6.187% due 03/25/2037 (a)	21,191	3,158
6.207% due 05/25/2037 (a)	5,615	884
6.217% due 06/25/2037 (a)	17,857	2,700
6.247% due 04/25/2037 (a)	112,654	25,543
6.257% due 12/25/2037 - 10/25/2039 (a)	35,666	5,180
6.290% due 02/25/2029	2,975	3,196
6.307% due 02/25/2037 (a)	14,367	1,880
6.357% due 10/25/2036 - 06/25/2040 (a)	17,510	2,526
6.367% due 06/25/2041 (a)	46,244	7,286
6.407% due 11/25/2035 (a)	3,558	587
6.457% due 11/25/2036 - 04/25/2037 (a)	25,986	4,385
6.500% due 06/25/2028 - 02/01/2036	828	920
6.507% due 03/25/2036 (a)	12,260	1,857
6.537% due 10/25/2039 (a)	18,083	2,677
6.597% due 04/25/2037 (a)	8,582	1,717
6.807% due 02/25/2038 (a)	44,294	6,821
6.850% due 12/18/2027	22	26
6.900% due 05/25/2023	71	80

7.000% due 07/25/2022 - 01/25/2048	958	1,093
7.007% due 02/25/2037 (a)	4,589	847
7.015% due 06/25/2042	48	58
7.500% due 07/25/2022 - 06/25/2042	186	209
7.919% due 01/17/2040	661	721
8.000% due 07/25/2022	49	54
8.500% due 06/25/2030	376	451
8.600% due 08/25/2019	139	155
16.794% due 03/25/2038	3,690	4,627
19.103% due 04/25/2023 (a)	90	34
Freddie Mac
0.393% due 03/15/2031	255	255
0.453% due 08/25/2031	30	30
0.756% due 03/25/2020 (a)	45,500	1,848
0.827% due 01/25/2021 (a)	111,594	4,083
0.963% due 01/25/2023 (a)	192,500	11,807
1.388% due 06/25/2021 (a)	61,655	4,893
1.510% due 11/25/2019 (a)	134,932	9,607
1.574% due 07/25/2044	25	26
1.600% due 12/25/2021 (a)	55,522	5,171
1.676% due 03/25/2019 (a)	53,450	3,966
1.732% due 10/25/2018 (a)	71,179	5,171
1.840% due 10/15/2023	484	489
1.875% due 04/01/2017	133	138
1.876% due 08/25/2016 (a)	85,910	3,467
1.901% due 09/25/2018 (a)	31,810	2,494
1.915% due 02/01/2037	9	10
2.100% due 06/01/2033	27	28
2.102% due 05/01/2035	130	137
2.120% due 08/01/2034	2	2
2.140% due 02/01/2033	3	3
2.241% due 04/01/2036	24	26
2.249% due 06/01/2019	18	19
2.250% due 01/01/2020	13	13
2.294% due 09/01/2023	16	17
2.303% due 05/01/2029	68	72
2.312% due 08/01/2024	9	10
2.348% due 01/01/2033 - 05/01/2033	72	78
2.354% due 07/01/2033	33	34
2.361% due 01/01/2033 - 07/01/2034	202	214
2.375% due 07/01/2017 - 05/01/2037	107	114
2.385% due 07/01/2025	71	71
2.394% due 01/01/2035	184	195
2.395% due 04/01/2033	4	4
2.400% due 09/01/2033	241	255
2.409% due 03/01/2031	60	64
2.412% due 11/01/2017	10	10
2.415% due 10/01/2032	64	66
2.416% due 09/01/2033	15	15
2.443% due 09/01/2034	164	174
2.453% due 12/01/2034	40	43
2.454% due 09/01/2032	105	105
2.473% due 05/01/2019	2	3
2.480% due 09/01/2031	252	254
2.486% due 10/01/2026	1	2
2.499% due 11/01/2036	7	8
2.500% due 08/01/2027 - 10/01/2027	170,995	172,065
2.520% due 04/01/2036	35	38
2.523% due 08/01/2036	5	5
2.531% due 03/01/2032	461	494
2.545% due 11/01/2029	334	357
2.553% due 02/01/2026	50	54
2.555% due 09/01/2024	25	25
2.558% due 02/01/2036	27	28
2.589% due 06/01/2037	5	5
2.625% due 10/01/2024	41	41
2.655% due 01/01/2035	145	154
2.734% due 09/01/2037	20	22
2.751% due 02/01/2018	16	17
2.801% due 08/01/2035	14	14
2.825% due 09/01/2036	4	4
2.848% due 09/01/2037	17	18
2.860% due 12/01/2037	9	10
2.867% due 09/01/2018	11	11
2.877% due 03/01/2025	1	1
2.883% due 09/01/2037	8	9
2.925% due 06/01/2019	32	32
2.982% due 07/01/2033	123	132
2.983% due 08/01/2037	6	6
2.995% due 09/01/2037	7	8
2.996% due 12/01/2033	230	246
3.000% due 03/15/2027 - 12/15/2042 (a)	125,526	20,975
3.027% due 11/01/2035	180	191
3.145% due 03/01/2025	39	40
3.227% due 02/01/2015	21	21
3.247% due 05/01/2019	204	207

3.273% due 01/25/2019 (a)	25,793	3,576
3.381% due 01/01/2037	594	627
3.500% due 08/15/2042 - 10/01/2042	45,599	45,472
3.500% due 12/15/2042 (a)	26,266	5,070
3.615% due 06/25/2041 (a)	3,500	776
4.000% due 04/15/2019 - 01/15/2041	43,982	46,635
4.500% due 11/15/2040	22,470	24,336
5.000% due 02/15/2024 - 05/15/2038	22,742	24,987
5.028% due 03/15/2036 (a)	8,255	715
5.500% due 08/15/2036 - 06/15/2041	93,293	105,930
5.625% due 07/01/2037 - 02/01/2038	2,581	2,779
5.758% due 11/15/2037 (a)	32,445	4,273
5.858% due 08/15/2037 (a)	4,668	675
6.000% due 03/15/2017 - 02/15/2032	10,540	11,695
6.008% due 06/15/2038 - 10/15/2042 (a)	34,260	6,776
6.248% due 03/15/2037 (a)	23,643	3,761
6.258% due 06/15/2039 (a)	5,509	704
6.358% due 09/15/2036 (a)	13,663	2,129
6.378% due 09/15/2036 (a)	6,790	1,091
6.415% due 10/01/2035	258	260
6.457% due 05/15/2036 (a)	8,909	1,361
6.458% due 04/15/2036 (a)	30,920	4,715
6.500% due 11/15/2021 - 04/15/2029	856	967
6.508% due 04/15/2026 - 03/15/2036 (a)	11,301	1,607
6.558% due 01/15/2037 (a)	4,948	807
6.750% due 01/15/2024	21	21
6.908% due 06/15/2032 (a)	10,459	1,251
6.958% due 08/15/2036 (a)	12,631	2,052
7.000% due 10/15/2013 - 12/01/2047	1,862	2,106
7.008% due 07/15/2034 (a)	3,181	473
7.250% due 09/15/2030	64	75
7.500% due 06/01/2014 - 09/15/2030	545	625
7.538% due 12/15/2042	5,701	5,636
8.500% due 06/15/2031	291	346
8.854% due 05/15/2023	28	33
8.875% due 05/15/2041	1,295	1,323
9.000% due 09/15/2020 - 02/15/2021	132	144
9.515% due 01/15/2041	2,434	2,497
10.475% due 02/15/2040	775	805
15.715% due 12/15/2031 - 02/15/2032	4,153	5,954
16.394% due 09/15/2034	5,978	7,771
19.261% due 02/15/2024	26	38
19.337% due 02/15/2024	66	102
19.760% due 11/15/2023	65	105
20.430% due 10/15/2031	118	206
Ginnie Mae
1.240% due 03/16/2051 (a)	13,989	713
1.287% due 08/16/2048 (a)	34,207	2,539
1.461% due 11/16/2043 (a)	90,918	7,171
1.599% due 10/16/2053 (a)	13,034	1,075
1.625% due 02/20/2024 - 01/20/2035	477	498
1.750% due 06/20/2022 - 06/20/2032	372	388
2.000% due 08/20/2027	3	3
2.250% due 08/20/2033	17	18
3.500% due 01/20/2042 - 03/20/2043 (a)	20,143	3,081
4.000% due 10/15/2039 - 03/15/2040	72	76
4.000% due 03/20/2043 (a)	16,212	2,114
5.000% due 07/20/2033 - 07/01/2043	180,848	195,054
5.500% due 04/20/2037	70	77
5.625% due 07/20/2037 - 01/20/2038	2,809	3,071
6.100% due 06/15/2028 - 03/15/2029	1,273	1,433
6.490% due 01/15/2028 - 01/15/2029	1,220	1,373
27.504% due 03/20/2031	731	1,115
Small Business Administration
5.370% due 04/01/2028	1,150	1,284
7.100% due 02/01/2017	21	22
7.190% due 12/01/2019	203	225
7.590% due 01/01/2020	114	127
Vendee Mortgage Trust
6.500% due 09/15/2024	165	189

Total U.S. Government Agencies (Cost $7,975,659)		7,909,074

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Notes
1.000% due 05/31/2018	135,000	132,638
1.250% due 04/15/2014 (k)(m)	7,784	7,850
1.625% due 08/15/2022 (k)(m)	168,700	158,196
1.625% due 11/15/2022 (k)(m)	406,900	379,625
1.750% due 05/15/2023 (j)	872,800	816,955
2.000% due 02/15/2023	325,400	312,956

Total U.S. Treasury Obligations (Cost $1,864,635)		1,808,220

MORTGAGE-BACKED SECURITIES 32.4%
Adjustable Rate Mortgage Trust
0.443% due 10/25/2035		253	214
0.443% due 03/25/2036		1,733	1,109
0.733% due 01/25/2036		338	281
2.665% due 07/25/2035		7,156	6,420
2.866% due 02/25/2036		164	113
2.878% due 09/25/2035		2,188	1,960
2.888% due 01/25/2036		4,730	3,930
2.897% due 11/25/2035		1,129	951
3.937% due 08/25/2036		12,031	8,098
4.975% due 11/25/2035		7,615	6,654
5.020% due 01/25/2036		1,254	1,157
5.132% due 11/25/2035		999	883
American General Mortgage Loan Trust
5.150% due 03/25/2058		260	262
American Home Mortgage Assets Trust
0.383% due 05/25/2046		21,837	15,117
0.383% due 12/25/2046		81,074	52,637
0.383% due 06/25/2047		337	225
1.094% due 11/25/2046		10,009	5,528
1.128% due 09/25/2046		1,217	864
American Home Mortgage Investment Trust
0.493% due 11/25/2045		764	592
0.493% due 05/25/2047		5,600	2,113
1.930% due 10/25/2034		4,617	4,163
2.164% due 12/25/2035		841	596
2.164% due 11/25/2045 ^		60,357	47,397
2.414% due 06/25/2045		2,539	2,428
2.416% due 02/25/2045		35,584	35,522
2.559% due 10/25/2034		814	800
ASG Resecuritization Trust
2.291% due 03/26/2037		543	552
Asti Finance SRL
0.894% due 05/27/2050	EUR	19,007	22,289
AyT Hipotecario
0.449% due 09/15/2035		3,166	3,716
0.479% due 03/18/2035		2,863	3,376
Banc of America Alternative Loan Trust
0.593% due 06/25/2046 ^		$185	112
4.750% due 02/25/2019		47	47
5.500% due 07/25/2020		173	180
5.500% due 12/25/2035		443	392
5.750% due 04/25/2034		1,931	1,940
6.000% due 03/25/2021		87	91
6.000% due 11/25/2034		101	105
6.000% due 12/25/2034		98	103
6.000% due 08/25/2035		3,366	2,934
6.000% due 06/25/2046 ^		787	648
6.000% due 07/25/2046 ^		2,970	2,359
6.224% due 11/25/2021		911	903
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		37,917	42,202
5.766% due 04/10/2049		4,000	4,156
Banc of America Funding Corp.
0.352% due 02/20/2047		20,457	18,440
0.502% due 09/20/2035		3,734	2,575
0.693% due 07/25/2036 ^		143	96
0.695% due 07/26/2036		2,092	2,006
2.383% due 01/26/2037		65	65
2.397% due 06/20/2035 ^		97	59
2.397% due 06/20/2035		1,920	1,187
2.639% due 05/25/2035		105	50
2.687% due 03/20/2035		1,506	1,503
2.843% due 05/20/2034		1,292	1,273
2.891% due 03/20/2036		1,138	946
2.985% due 12/20/2034		947	792
3.132% due 09/20/2035 ^		1,164	847
5.037% due 09/20/2035		109	105
5.130% due 11/20/2035		12,945	9,571
5.419% due 05/20/2036		1,005	962
5.500% due 09/25/2034		447	462
5.500% due 09/25/2035		2,316	2,342
5.500% due 03/25/2036		628	620
5.562% due 03/20/2036		264	247
5.630% due 01/20/2047 ^		506	386
5.750% due 10/25/2035		11	11
5.865% due 10/20/2046 ^		674	529
5.888% due 04/25/2037		586	529
6.000% due 09/25/2036		8,780	8,138
6.000% due 09/25/2036 ^		3,057	2,710
6.000% due 08/25/2037		1,059	894

Banc of America Large Loan Trust
1.393% due 08/15/2029		17,400	17,185
1.543% due 08/15/2029		8,400	8,256
1.643% due 08/15/2029		738	722
1.743% due 08/15/2029		26,414	25,706
2.093% due 08/15/2029		28,214	27,322
2.493% due 11/15/2015		672,062	674,172
2.693% due 08/15/2029		21,214	20,339
Banc of America Mortgage Trust
2.747% due 03/25/2034		40	39
2.747% due 04/25/2034		74	73
2.748% due 05/25/2034		63	63
2.798% due 06/25/2035		577	534
2.864% due 05/25/2035		568	524
2.868% due 04/25/2033		245	243
2.868% due 05/25/2034		2,153	2,090
2.872% due 05/25/2033		65	64
2.875% due 05/25/2033		11	10
2.927% due 04/25/2035		2,328	1,990
2.929% due 02/25/2036 ^		3,808	3,200
2.945% due 02/25/2035		1,227	1,208
2.954% due 07/25/2035		1,654	1,550
2.958% due 02/25/2034		3,422	3,374
2.978% due 08/25/2034		951	939
2.984% due 12/25/2033		434	426
2.995% due 01/25/2036 ^		806	654
3.000% due 11/25/2035		2,575	2,178
3.041% due 01/25/2034		1,193	1,179
3.064% due 12/25/2033		236	233
3.076% due 09/25/2033		555	555
3.099% due 10/25/2034		1,030	1,011
3.099% due 10/25/2035		108	99
3.100% due 11/25/2035		1,114	979
3.102% due 08/25/2034		817	803
3.108% due 09/25/2034		6,906	6,800
3.110% due 09/25/2035		1,315	1,180
3.115% due 03/25/2033		564	545
3.117% due 08/25/2033		110	107
3.169% due 02/25/2033		151	147
3.172% due 11/20/2046 ^		176	138
3.437% due 07/20/2032		199	199
4.871% due 11/25/2034		246	239
5.000% due 08/25/2019		150	152
5.051% due 02/25/2035		1,978	1,922
5.070% due 09/25/2035		708	698
5.250% due 07/25/2035		350	328
5.290% due 12/25/2034		745	726
5.426% due 06/25/2035		3,007	2,915
5.500% due 09/25/2035		1,392	1,389
5.500% due 10/25/2035		2,214	2,130
5.500% due 11/25/2035		6,531	6,340
6.000% due 09/25/2037 ^		1,202	1,102
6.500% due 09/25/2033		60	62
Banc of America Re-REMIC Trust
2.146% due 08/17/2038		2,153	2,152
Bankinter FTA
0.379% due 12/15/2040	EUR	6,257	6,992
Bayview Commercial Asset Trust
0.473% due 01/25/2037		$208	159
BCAP LLC Trust
0.393% due 07/26/2036		363	153
0.532% due 10/26/2035		30,289	28,123
2.164% due 11/26/2045		21,511	15,766
2.200% due 05/26/2036		1,855	1,874
2.476% due 11/27/2037		25,199	22,795
2.553% due 05/26/2036		20,371	16,015
2.654% due 11/26/2035		2,103	1,497
2.659% due 03/26/2035		68	49
2.700% due 02/26/2036		74	54
2.719% due 06/26/2035		135	97
2.729% due 10/26/2033		19	13
2.830% due 10/26/2035		10,657	6,369
2.845% due 11/26/2035		38,192	23,757
2.878% due 05/26/2047		22,930	13,363
3.089% due 09/26/2035		46	24
4.792% due 10/26/2037		17,242	14,116
5.250% due 02/26/2036		3,677	3,367
5.250% due 04/26/2037		7,427	7,056
5.343% due 08/26/2035		3,084	3,045
5.500% due 12/26/2035		4,839	4,889
5.750% due 04/25/2037		17,845	15,548
6.950% due 01/26/2036		4,533	2,463
7.835% due 08/26/2022		187	162
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		47	46
2.370% due 02/25/2036		545	526

2.377% due 02/25/2036	503	396
2.450% due 04/25/2033	379	375
2.469% due 02/25/2036 ^	1,712	1,124
2.470% due 10/25/2035	1,832	1,753
2.481% due 04/25/2034	1,852	1,766
2.608% due 07/25/2034	929	901
2.643% due 08/25/2035	25,718	23,997
2.655% due 11/25/2034	2,392	2,353
2.706% due 08/25/2033	152	152
2.836% due 03/25/2035	3,161	2,898
2.845% due 01/25/2035	1,007	937
2.855% due 02/25/2035	6,860	6,623
2.857% due 01/25/2035	298	292
2.875% due 04/25/2034	1,093	1,046
2.878% due 05/25/2047 ^	1,122	903
2.895% due 08/25/2035	2,388	2,114
2.903% due 02/25/2036 ^	87	66
2.921% due 04/25/2034	2,084	2,054
2.939% due 01/25/2035	4,084	3,957
2.955% due 01/25/2035	217	209
2.956% due 04/25/2034	2,998	2,918
3.026% due 10/25/2034	1,823	1,484
3.050% due 10/25/2034	649	640
3.148% due 07/25/2034	4	4
3.188% due 11/25/2034	56	51
3.458% due 11/25/2034	587	595
4.824% due 07/25/2034	2,213	2,160
5.190% due 08/25/2047 ^	6,955	6,000
5.206% due 08/25/2035	3,637	3,212
5.250% due 03/25/2035	3,468	3,303
5.252% due 06/25/2047 ^	185	161
5.274% due 11/25/2034	146	140
5.385% due 07/25/2036 ^	15,634	13,399
Bear Stearns Alt-A Trust
0.353% due 02/25/2034	169	165
0.353% due 06/25/2046 ^	1,711	871
0.513% due 08/25/2036	39,152	22,046
0.513% due 11/25/2036	11,049	6,116
0.633% due 07/25/2035	712	699
0.673% due 02/25/2036	8,827	6,181
0.833% due 04/25/2034	622	605
0.833% due 07/25/2034	111	106
0.933% due 11/25/2034	236	231
2.463% due 09/25/2034	148	142
2.464% due 01/25/2035	332	265
2.491% due 01/25/2036 ^	21,445	14,568
2.527% due 06/25/2034	3,007	2,990
2.529% due 04/25/2035	4,063	3,642
2.546% due 02/25/2036	5,250	4,082
2.569% due 02/25/2036	25,328	17,620
2.571% due 04/25/2035	1,750	1,445
2.594% due 08/25/2036	21	21
2.594% due 08/25/2036 ^	461	184
2.628% due 02/25/2036 ^	401	241
2.670% due 04/25/2035	2,025	1,744
2.709% due 05/25/2035	391	389
2.753% due 09/25/2047 ^	535	310
2.776% due 09/25/2035 ^	141	111
2.778% due 03/25/2036 ^	1,938	1,276
2.833% due 04/25/2035	4,331	3,702
2.845% due 11/25/2035 ^	923	682
2.845% due 11/25/2036	9,643	6,577
2.849% due 02/25/2034	423	420
2.864% due 09/25/2035	19,158	15,779
2.874% due 09/25/2035 ^	35,745	27,527
2.888% due 01/25/2047	1,646	1,094
2.942% due 05/25/2036 ^	31	19
3.009% due 01/25/2035	712	569
3.395% due 09/25/2034	408	396
3.645% due 08/25/2036 ^	8,713	5,926
4.954% due 01/25/2034	267	245
5.153% due 11/25/2035 ^	16,092	12,101
5.447% due 05/25/2035	9,953	9,642
Bear Stearns Commercial Mortgage Securities Trust
0.383% due 03/15/2022	20,000	19,916
0.578% due 02/11/2044 (a)	790,452	2,032
5.623% due 03/13/2040	3,989	3,995
7.000% due 05/20/2030	15,372	17,320
Bear Stearns Mortgage Funding Trust
0.373% due 06/25/2037	7,533	5,875
Bear Stearns Mortgage Securities, Inc.
6.000% due 07/15/2031	3,242	3,386
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036	23,835	18,086
2.653% due 12/26/2046	475	333
7.000% due 07/25/2037	49,847	33,694

Bella Vista Mortgage Trust
0.442% due 05/20/2045		686	530
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	117,912	140,821
Bluestone Securities PLC
0.706% due 06/09/2044	GBP	2,743	3,865
Bruntwood Alpha PLC
1.306% due 01/15/2019		5,964	8,982
Celtic Residential Irish Mortgage Securitisation PLC
0.359% due 11/13/2047	EUR	140,793	151,392
0.409% due 03/18/2049		127,800	128,922
0.450% due 04/10/2048		107,964	113,435
0.468% due 12/14/2048		80,584	89,158
0.766% due 12/14/2048	GBP	63,705	82,456
CFCRE Commercial Mortgage Trust
1.643% due 04/15/2044 (a)		$74,367	3,761
Chase Mortgage Finance Trust
2.676% due 03/25/2037		13,267	11,668
2.852% due 02/25/2037		452	423
2.910% due 07/25/2037		257	256
3.028% due 07/25/2037		24	24
5.000% due 11/25/2033		62	65
5.106% due 12/25/2035		2,311	2,215
5.116% due 01/25/2036 ^		1,528	1,423
5.335% due 12/25/2037		2,071	1,947
5.384% due 03/25/2037		2,411	2,184
5.741% due 09/25/2036		67	62
6.000% due 10/25/2036 ^		209	188
6.000% due 12/25/2036		323	320
6.000% due 02/25/2037 ^		5,230	4,665
6.000% due 03/25/2037 ^		2,675	2,333
6.000% due 05/25/2037 ^		1,716	1,476
6.250% due 10/25/2036 ^		13,926	12,610
Chaseflex Trust
0.473% due 05/25/2037		20,756	17,772
0.533% due 08/25/2037		21,629	14,199
Chevy Chase Funding LLC
0.373% due 05/25/2036		802	649
0.493% due 08/25/2035		263	229
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2021		296	304
5.500% due 12/25/2021		515	526
5.500% due 06/25/2037		1,086	1,077
5.500% due 07/25/2037		2,047	2,057
5.750% due 06/25/2036		629	631
5.750% due 01/25/2037		272	270
6.000% due 02/25/2036		103	101
Citigroup Commercial Mortgage Trust
0.652% due 05/15/2043 (a)		282,088	2,181
0.773% due 08/15/2021		1,617	1,580
5.485% due 03/17/2051		9,558	10,389
Citigroup Mortgage Loan Trust, Inc.
1.143% due 09/25/2037		12,283	7,869
1.830% due 08/25/2035		3,760	3,456
2.540% due 05/25/2035		339	330
2.550% due 10/25/2035		772	718
2.570% due 03/25/2036		2,764	2,495
2.613% due 07/25/2036		206	208
2.703% due 08/25/2035		879	876
2.726% due 09/25/2034		5,711	5,622
2.779% due 05/25/2035		1,121	1,018
2.795% due 10/25/2035		141	115
2.823% due 03/25/2034		1,002	997
2.833% due 07/25/2046 ^		957	739
2.908% due 09/25/2035		2,153	1,849
2.934% due 09/25/2037 ^		2,807	1,670
2.937% due 03/25/2036		17,851	15,546
2.946% due 10/25/2035		7,936	6,225
3.050% due 02/25/2034		106	98
4.638% due 06/25/2037		650	664
4.656% due 11/25/2036 ^		2,386	1,921
5.250% due 03/25/2037		10,384	7,956
5.500% due 12/25/2020		413	404
5.665% due 11/25/2036		24,189	20,467
5.750% due 09/25/2021		17,765	16,029
5.765% due 06/25/2036		9,170	8,141
5.794% due 07/25/2036		13,680	11,340
6.000% due 02/25/2037		626	644
8.433% due 12/25/2036		56,721	47,702
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		459	463
CitiMortgage Alternative Loan Trust
5.257% due 02/25/2037 ^(a)		8,310	1,691
5.500% due 11/25/2021		881	882
5.500% due 04/25/2022 ^		9,335	9,581
5.750% due 12/25/2036 ^		1,438	1,197

5.750% due 03/25/2037 ^	2,472	2,056
6.000% due 07/25/2036 ^	1,315	1,100
6.000% due 06/25/2037	539	452
6.000% due 10/25/2037 ^	11,347	9,963
Commercial Mortgage Asset Trust
7.350% due 01/17/2032	350	356
Commercial Mortgage Pass-Through Certificates
0.302% due 05/25/2019 (a)	1,018,894	13,369
0.313% due 07/10/2046 (a)	166,105	4,959
0.363% due 12/15/2020	6,527	6,331
0.661% due 12/10/2046 (a)	310,244	764
2.425% due 05/15/2045 (a)	16,498	2,112
2.594% due 07/10/2046 (a)	18,595	1,329
4.840% due 10/15/2037	1,900	1,954
6.940% due 07/16/2034	2,000	2,346
Countrywide Alternative Loan Trust
0.313% due 06/25/2036	4,929	3,389
0.313% due 11/25/2036	36,505	29,422
0.353% due 12/25/2046 ^	10,933	9,307
0.353% due 02/25/2047	3,625	2,839
0.363% due 01/25/2037 ^	24,634	18,456
0.372% due 02/20/2047	9,610	6,399
0.373% due 11/25/2036	19,279	14,825
0.373% due 05/25/2047	14,413	10,976
0.373% due 06/25/2047	23,088	16,039
0.382% due 03/20/2047	20,794	14,694
0.383% due 09/25/2046	91,644	63,536
0.383% due 10/25/2046	9,392	7,696
0.392% due 07/20/2046 ^	725	395
0.393% due 02/25/2036	6,162	4,387
0.402% due 05/20/2046	61,404	40,786
0.402% due 07/20/2046 ^	1,182	664
0.402% due 09/20/2046	2,205	1,321
0.403% due 05/25/2035	2,141	1,712
0.403% due 07/25/2046	14,793	12,118
0.413% due 05/25/2035	1,025	825
0.413% due 09/25/2047	56,810	44,347
0.453% due 07/25/2035	162	135
0.463% due 02/25/2036	3,809	2,783
0.472% due 09/20/2046	513	91
0.473% due 12/25/2035	901	733
0.483% due 11/25/2035	3,558	2,355
0.503% due 08/25/2035	3,765	2,580
0.503% due 10/25/2035	207	151
0.503% due 11/25/2035	9,931	7,621
0.512% due 11/20/2035	24,065	18,170
0.523% due 10/25/2035	5,652	4,313
0.527% due 11/20/2035	16,830	12,290
0.543% due 09/25/2034	1,248	1,063
0.543% due 09/25/2035	876	733
0.543% due 12/25/2035	40,731	25,546
0.563% due 02/25/2037	1,008	499
0.593% due 03/25/2034	10	10
0.593% due 06/25/2036 ^	231	142
0.613% due 12/25/2035	1,756	806
0.643% due 09/25/2035	487	343
0.693% due 12/25/2035 ^	7,127	5,111
0.963% due 11/25/2035	12,234	9,467
0.984% due 08/25/2046	49,369	34,744
0.993% due 01/25/2036 ^	2,141	1,596
1.018% due 11/25/2046 ^	6,713	3,988
1.173% due 12/25/2035	12,470	8,912
1.268% due 08/25/2035	405	261
1.478% due 07/20/2035	1,237	883
1.568% due 08/25/2035	732	607
1.728% due 08/25/2035	14,468	11,768
1.818% due 06/25/2035	1,010	715
2.409% due 03/25/2047 ^	18,643	14,276
2.736% due 06/25/2037	483	385
2.777% due 12/25/2035 ^	2,092	1,640
2.867% due 12/25/2035	115	91
2.905% due 02/25/2037 ^	3,951	3,307
3.034% due 12/25/2034	24	23
4.594% due 08/25/2036	1,887	1,717
4.907% due 11/25/2035 (a)	14,712	2,608
4.916% due 06/25/2047	16,685	13,277
4.962% due 03/25/2047 ^	308	300
5.000% due 08/25/2035	4,407	3,840
5.057% due 06/25/2036 (a)	30,602	5,174
5.090% due 10/25/2035	107	89
5.208% due 07/25/2021 ^	49	46
5.250% due 02/25/2021 ^	918	909
5.500% due 05/25/2035	1,860	1,755
5.500% due 06/25/2035	741	700
5.500% due 07/25/2035	339	318
5.500% due 11/25/2035 ^	28,803	25,561

5.500% due 02/25/2036 ^	2,172	1,801
5.750% due 06/25/2036	14,003	11,802
5.750% due 07/25/2037 ^	3,280	2,788
5.750% due 04/25/2047 ^	1,164	916
6.000% due 12/25/2033	58	58
6.000% due 02/25/2034	4	4
6.000% due 02/25/2036 ^	115	101
6.000% due 04/25/2036 ^	37,595	30,897
6.000% due 05/25/2036 ^	506	400
6.000% due 02/25/2037 ^	7,827	5,883
6.000% due 04/25/2037 ^	15,901	12,572
6.000% due 06/25/2037 ^	1,504	1,237
6.250% due 12/25/2036 ^	7,346	5,427
6.250% due 08/25/2037 ^	1,476	1,175
6.250% due 11/25/2046	6,009	4,867
6.500% due 06/25/2036 ^	887	683
6.500% due 08/25/2036 ^	205	150
6.500% due 09/25/2036	4,617	3,719
6.500% due 09/25/2036 ^	13,104	10,513
7.000% due 08/25/2034	448	458
7.250% due 08/25/2032	464	485
7.500% due 12/25/2034	194	156
Countrywide Home Loan Mortgage Pass-Through Trust
0.393% due 04/25/2046	2,427	1,860
0.423% due 05/25/2035	578	477
0.463% due 04/25/2035	1,085	838
0.483% due 02/25/2035	498	355
0.483% due 04/25/2035	15,179	12,894
0.493% due 03/25/2035	3,221	2,800
0.493% due 05/25/2035	24,135	20,462
0.513% due 03/25/2035	8,063	6,409
0.523% due 02/25/2035	2,632	2,231
0.533% due 02/25/2035	3,151	3,026
0.533% due 03/25/2036	53	24
0.543% due 02/25/2036 ^	36	10
0.563% due 02/25/2035	191	141
0.693% due 05/25/2036	10,993	7,971
0.733% due 03/25/2035	1,667	1,533
0.953% due 09/25/2034	215	200
2.210% due 09/25/2034	1,128	1,022
2.242% due 07/25/2034	666	649
2.459% due 02/20/2036 ^	2,479	1,901
2.459% due 02/20/2036	1,276	963
2.491% due 06/20/2034	4,671	4,650
2.617% due 03/25/2035	839	656
2.628% due 02/20/2036 ^	51,384	41,017
2.629% due 09/20/2034	781	599
2.685% due 05/25/2034	472	463
2.695% due 08/20/2035 ^	152	128
2.710% due 05/20/2036	5,558	4,311
2.712% due 04/25/2035	962	755
2.716% due 03/25/2037 ^	742	503
2.723% due 07/19/2033	1,240	1,182
2.736% due 06/20/2036	23,493	16,049
2.740% due 02/20/2035	7,824	7,350
2.763% due 09/20/2036 ^	3,349	2,205
2.774% due 05/20/2036	11,363	7,727
2.783% due 02/20/2036	12,433	10,708
2.783% due 02/20/2036 ^	210	180
2.811% due 05/20/2034	309	289
2.831% due 06/25/2033	311	307
2.833% due 03/25/2035	2,007	1,873
2.841% due 10/20/2035 ^	4,056	3,332
2.859% due 09/25/2034	123	99
2.862% due 02/25/2047 ^	225	173
2.863% due 02/25/2034	745	713
2.890% due 11/20/2034	878	816
2.905% due 02/25/2034	142	127
2.951% due 05/19/2033	367	364
2.963% due 08/25/2034	249	221
3.009% due 12/25/2033	396	396
3.015% due 10/25/2033	431	427
3.065% due 05/20/2035	5,216	4,786
3.080% due 09/25/2047 ^	444	360
3.150% due 02/25/2034	67	64
4.570% due 12/19/2033	152	152
4.936% due 04/25/2035 ^	950	824
5.000% due 04/25/2035	2,158	2,156
5.170% due 04/20/2036 ^	2,540	1,933
5.180% due 09/25/2037	12,575	10,692
5.250% due 12/25/2027 ^	3,554	3,301
5.250% due 07/25/2034	1,565	1,462
5.452% due 06/25/2047 ^	47,817	42,239
5.500% due 04/25/2035	174	161
5.500% due 08/25/2035	13,128	12,671
5.500% due 09/25/2035	11,371	11,106

5.500% due 10/25/2035		529	519
5.500% due 11/25/2035 ^		306	275
5.500% due 01/25/2036		219	214
5.750% due 08/25/2034		1,308	1,332
5.750% due 02/25/2036		3,162	2,813
5.750% due 02/25/2037		344	313
5.750% due 05/25/2037 ^		1,934	1,772
5.750% due 07/25/2037 ^		3,640	3,411
5.750% due 07/25/2037		250	239
5.850% due 05/25/2036 ^		7,916	7,185
6.000% due 12/25/2035 ^		99	93
6.000% due 05/25/2036 ^		6,031	5,482
6.000% due 03/25/2037 ^		13,471	12,588
6.000% due 04/25/2037 ^		1,490	1,349
6.000% due 05/25/2037 ^		13,420	11,620
6.000% due 07/25/2037		13,364	12,100
6.000% due 08/25/2037 ^		5,002	4,559
6.000% due 10/25/2037 ^		620	601
6.000% due 01/25/2038		29,009	25,333
6.250% due 09/25/2036 ^		1,483	1,310
6.250% due 09/25/2036		2,759	2,436
6.250% due 10/25/2036		333	282
6.500% due 05/25/2037 ^		102	92
6.500% due 10/25/2037 ^		15,612	12,861
6.500% due 11/25/2037 ^		12,125	10,192
Credit Suisse First Boston Mortgage Securities Corp.
0.843% due 11/25/2031		334	273
0.893% due 11/25/2035		3,429	2,340
2.383% due 03/25/2034		192	189
2.407% due 07/25/2033		256	255
2.500% due 08/25/2033		923	912
2.651% due 04/25/2034		79	81
2.792% due 09/25/2034		698	700
2.877% due 11/25/2034		201	201
2.981% due 10/25/2033		246	239
5.250% due 08/25/2035		162	165
5.250% due 09/25/2035 ^		3,361	3,054
5.500% due 07/25/2035		1,142	1,135
5.500% due 10/25/2035 ^		839	680
5.500% due 10/25/2035		19,702	19,264
5.750% due 04/22/2033		135	142
6.000% due 11/25/2035 ^		445	307
6.000% due 01/25/2036		8,566	6,554
6.000% due 05/17/2040		4,446	4,826
6.500% due 01/25/2036		862	594
7.000% due 01/25/2036		7,360	3,889
Credit Suisse Mortgage Capital Certificates
0.363% due 10/15/2021		2,760	2,716
0.463% due 10/15/2021		4,100	4,074
0.491% due 02/27/2036		956	897
0.563% due 10/15/2021		9,700	9,629
0.593% due 10/15/2021		11,250	11,155
0.663% due 10/15/2021		1,435	1,422
0.692% due 04/27/2037		36,083	20,869
0.743% due 10/15/2021		1,500	1,485
0.793% due 10/15/2021		1,900	1,880
2.604% due 04/26/2038		19,318	18,773
2.872% due 04/26/2037		1,165	1,187
2.917% due 08/27/2037		180	180
3.813% due 12/27/2035		814	803
4.000% due 08/27/2037		59,487	48,139
5.509% due 04/15/2047		3,000	3,245
5.515% due 05/26/2037		147	156
5.695% due 04/16/2049		47,820	53,573
6.049% due 02/27/2047		276,675	201,970
7.000% due 08/26/2036		16,631	13,615
7.285% due 04/26/2037		40,679	26,434
Credit Suisse Mortgage Pass-Through Certificates
0.458% due 05/15/2023 (a)		58,600	1,055
0.513% due 02/15/2022		11,074	10,662
CSMC Mortgage-Backed Trust
5.000% due 04/25/2037		3,444	3,002
5.500% due 03/25/2037		2,495	2,372
6.000% due 08/25/2036 ^		10,991	7,991
6.000% due 02/25/2037 ^		1,273	1,131
6.000% due 06/25/2037		7,942	7,107
6.250% due 08/25/2036 ^		5,337	4,668
DBUBS Mortgage Trust
1.561% due 11/10/2046 (a)		179,562	7,602
1.608% due 07/10/2044 (a)		172,461	10,752
3.642% due 08/10/2044		8,900	9,421
DECO Series
0.476% due 01/27/2018	EUR	1,805	2,301
0.774% due 01/27/2020	GBP	1,998	2,674
Deutsche ALT-A Securities, Inc.
0.323% due 08/25/2047		$62,087	48,265

0.343% due 02/25/2047		1,034	742
0.363% due 02/25/2037		31,912	22,772
0.543% due 06/25/2037		42,328	14,608
2.907% due 10/25/2035		1,571	1,448
5.000% due 10/25/2018		250	258
Deutsche ALT-B Securities, Inc.
0.293% due 10/25/2036 ^		396	198
Deutsche Mortgage Securities, Inc.
2.500% due 06/25/2034		35	33
5.235% due 06/26/2035		2,352	2,405
Downey Savings & Loan Association Mortgage Loan Trust
0.372% due 04/19/2047 ^		320	76
0.402% due 03/19/2045		2,858	2,451
0.442% due 03/19/2045		836	712
0.522% due 09/19/2045		2,046	1,541
0.582% due 11/19/2044		8,043	7,181
0.592% due 11/19/2044		279	175
1.088% due 03/19/2046 ^		285	193
2.514% due 07/19/2044		51	50
2.552% due 07/19/2044		827	812
E-MAC NL BV
2.467% due 07/25/2036	EUR	1,226	1,422
Emerald Mortgages PLC
0.240% due 07/15/2048		135,378	135,905
Eurosail PLC
0.325% due 03/13/2045		1,137	1,461
0.365% due 03/13/2045		2,649	3,189
0.666% due 12/10/2044	GBP	9,580	13,486
0.666% due 03/13/2045		7,787	10,930
0.669% due 12/15/2044		1,876	2,672
Extended Stay America Trust
2.958% due 12/05/2031		$25,570	24,965
First Horizon Alternative Mortgage Securities
0.563% due 02/25/2037		590	365
0.943% due 04/25/2036 ^		5,479	3,694
2.308% due 08/25/2034		1,607	1,539
2.313% due 09/25/2034		883	890
2.314% due 08/25/2035		4,670	4,062
2.334% due 04/25/2035		10,570	10,220
2.336% due 02/25/2035		4,481	4,377
2.339% due 09/25/2035		6,711	5,601
2.346% due 02/25/2036		804	569
2.375% due 03/25/2035		1,902	1,634
5.250% due 02/25/2021		2,131	2,138
5.357% due 04/25/2037 ^(a)		8,994	2,096
6.000% due 07/25/2036 ^		145	126
6.000% due 08/25/2036 ^		7,491	6,320
6.250% due 08/25/2037 ^		326	279
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		516	445
First Horizon Mortgage Pass-Through Trust
2.444% due 11/25/2037		299	252
2.550% due 06/25/2034		341	341
2.558% due 02/25/2034		235	235
2.558% due 06/25/2035		4,092	3,928
2.568% due 01/25/2037 ^		3,753	3,169
2.597% due 10/25/2035		5,228	4,427
2.598% due 05/25/2037 ^		9,899	7,844
2.614% due 05/25/2035		1,955	1,670
2.614% due 05/25/2036		4,325	3,860
2.615% due 08/25/2035		345	332
2.627% due 05/25/2034		155	153
2.632% due 10/25/2034		821	784
2.750% due 10/25/2035		590	474
4.713% due 02/25/2035		1,427	1,416
5.250% due 05/25/2021		642	582
5.500% due 04/25/2022		468	477
5.711% due 10/25/2034		21	20
5.750% due 10/25/2021		432	436
5.750% due 05/25/2037 ^		991	872
First Republic Mortgage Loan Trust
0.543% due 11/15/2031		34	33
0.593% due 11/15/2032		109	101
0.693% due 11/15/2030		521	522
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		415,996	1,991
GE Capital Commercial Mortgage Corp.
0.341% due 12/10/2049 (a)		515,455	910
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	1,843	2,396
2.095% due 01/20/2021		1,901	2,460
2.425% due 01/20/2021		45,543	59,110
2.650% due 01/20/2021		4,147	5,363
GMAC Commercial Mortgage Securities, Inc.
5.539% due 04/10/2040		$6,251	6,276

GMAC Mortgage Corp. Loan Trust
3.231% due 11/19/2035		1,528	1,400
3.393% due 03/18/2035		3,975	3,952
3.428% due 03/18/2035		8,475	8,075
3.537% due 05/25/2035		398	367
3.610% due 11/19/2035		1,029	949
4.500% due 10/19/2033		23	24
5.095% due 05/25/2035		2,365	2,314
5.275% due 03/18/2035		75	75
5.484% due 11/19/2035		8,719	8,306
Great Hall Mortgages PLC
0.339% due 03/18/2039	EUR	9,426	11,157
0.360% due 06/18/2038		715	848
0.403% due 06/18/2039		$7,934	7,055
Greenpoint Mortgage Funding Trust
0.373% due 01/25/2037		20,948	13,939
0.393% due 03/25/2047		277	216
0.403% due 04/25/2036		227	150
0.433% due 08/25/2045		748	629
0.453% due 10/25/2045		1,164	963
0.463% due 11/25/2045		120	100
0.513% due 09/25/2046 ^		4,485	1,117
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		120	118
Greenwich Capital Commercial Funding Corp.
1.344% due 10/05/2020		4,357	4,346
2.194% due 10/05/2020		5,118	5,096
GS Mortgage Securities Trust
0.280% due 12/10/2043 (a)		35,931	513
0.848% due 12/10/2043 (a)		151,961	2,910
1.278% due 03/10/2044 (a)		29,049	1,329
1.667% due 08/10/2043 (a)		167,278	12,533
2.370% due 02/10/2021 (a)		35,005	75
2.372% due 01/10/2045 (a)		7,369	937
2.794% due 05/10/2045 (a)		87,360	12,134
3.566% due 02/10/2021 (a)		41,136	272
4.805% due 03/06/2020		2,000	2,014
5.458% due 03/06/2020		18,000	17,994
7.500% due 09/25/2036		1,552	1,428
7.500% due 10/25/2036		455	387
GSMPS Mortgage Loan Trust
0.593% due 06/25/2034		267	241
GSR Mortgage Loan Trust
0.643% due 07/25/2037 ^		572	370
1.956% due 04/25/2032		34	33
2.625% due 07/25/2035		570	544
2.648% due 07/25/2035		8,890	7,788
2.654% due 09/25/2035		94	91
2.655% due 09/25/2035		4,600	4,253
2.661% due 08/25/2034		124	110
2.664% due 09/25/2035		149	147
2.673% due 08/25/2034		5,003	5,033
2.716% due 07/25/2035		3,144	2,828
2.721% due 08/25/2034		1,927	1,935
2.796% due 01/25/2036 ^		18,241	16,261
2.816% due 05/25/2035		4,699	4,221
2.828% due 04/25/2035		288	282
2.831% due 07/25/2035		4,204	3,370
2.831% due 10/25/2035		8,197	6,971
2.843% due 05/25/2035		3,323	3,110
2.847% due 05/25/2035		21,678	19,906
2.859% due 03/25/2037 ^		7,174	6,396
2.881% due 04/25/2036		3,292	3,033
3.024% due 01/25/2035		4,131	4,039
3.041% due 09/25/2034		97	93
3.068% due 12/25/2034		966	938
3.150% due 11/25/2035		209	192
3.182% due 01/25/2036		442	380
5.000% due 07/25/2036		1,625	1,573
5.083% due 11/25/2035		3,413	3,332
5.115% due 04/25/2035		896	872
5.250% due 07/25/2035		722	711
5.500% due 07/25/2035		644	647
5.500% due 03/25/2036		10,469	9,147
5.500% due 06/25/2036 ^		1,218	1,142
5.500% due 01/25/2037		16,212	15,052
5.750% due 02/25/2036 ^		2,467	2,395
5.750% due 02/25/2037		354	346
6.000% due 02/25/2021		4,350	4,441
6.000% due 06/25/2036		7,221	7,036
6.000% due 09/25/2036		4,126	3,527
6.000% due 01/25/2037		372	353
6.000% due 07/25/2037 ^		823	762
6.500% due 09/25/2036		3,854	3,361
6.500% due 10/25/2036		2,773	2,457

Harborview Mortgage Loan Trust
0.362% due 12/19/2036 ^		348	213
0.372% due 11/19/2036		386	321
0.382% due 01/19/2038		3,434	2,779
0.402% due 11/19/2036		15,951	11,717
0.412% due 07/19/2047		1,419	1,167
0.432% due 01/19/2036		160	101
0.442% due 01/19/2036		174	113
0.472% due 02/19/2036		3,561	2,552
0.482% due 07/19/2045		157	81
0.502% due 11/19/2035		3,362	2,704
0.502% due 08/19/2045		1,619	1,407
0.522% due 09/19/2035		312	231
0.542% due 01/19/2035		5,349	3,804
0.572% due 01/19/2035 ^		1,127	713
0.582% due 12/19/2034		377	267
0.592% due 11/19/2034		514	403
0.592% due 12/19/2034		166	118
1.018% due 12/19/2036 ^		21,418	15,871
1.319% due 06/19/2034		79	78
2.128% due 11/19/2034		1,121	987
2.644% due 06/19/2036		300	203
2.685% due 08/19/2034		3,978	3,929
2.765% due 07/19/2035		5,117	4,371
2.797% due 08/19/2036 ^		2,226	1,643
2.801% due 06/19/2036 ^		575	375
2.817% due 06/19/2045		8,472	5,376
2.853% due 07/19/2035		3,213	2,992
2.901% due 12/19/2035		191	174
2.933% due 12/19/2035 ^		73	60
3.025% due 01/19/2035		1,381	1,313
Hercules Eclipse PLC
0.744% due 10/25/2018	GBP	26,555	37,195
Hipocat FTA
0.381% due 07/15/2036	EUR	319	357
HomeBanc Mortgage Trust
0.493% due 05/25/2037		$578	475
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		21,862	19,098
HSI Asset Loan Obligation Trust
5.256% due 01/25/2037		170	141
6.012% due 01/25/2037 ^		1,645	1,413
Impac CMB Trust
0.473% due 10/25/2035		23,738	18,488
0.713% due 04/25/2035		9,095	8,094
0.833% due 09/25/2034		667	608
Impac Secured Assets Trust
0.393% due 05/25/2036		217	150
0.543% due 05/25/2036		5,622	5,541
Indus (Eclipse) PLC
0.674% due 01/25/2020	GBP	17,382	24,884
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		$5	5
IndyMac Mortgage Loan Trust
0.323% due 10/25/2036		269	219
0.383% due 09/25/2046		1,801	1,437
0.393% due 06/25/2047		33,635	25,322
0.403% due 05/25/2046		2,409	2,009
0.423% due 04/25/2035		2,874	2,259
0.423% due 07/25/2046		30,838	20,943
0.433% due 04/25/2035		12,192	10,667
0.433% due 07/25/2035		673	589
0.433% due 06/25/2037		320	269
0.473% due 03/25/2035		4,994	4,282
0.473% due 07/25/2035		352	149
0.493% due 06/25/2037 ^		1,049	496
0.513% due 02/25/2035		659	570
0.513% due 07/25/2045		559	488
0.533% due 02/25/2035		2,395	1,873
0.793% due 04/25/2034		851	754
0.813% due 06/25/2034		28	25
0.973% due 10/25/2036		90	73
0.993% due 08/25/2034		184	152
1.073% due 09/25/2034		135	102
2.202% due 06/25/2037 ^		886	631
2.452% due 01/25/2035		2,405	2,098
2.458% due 08/25/2035		949	808
2.466% due 01/25/2036		696	627
2.469% due 06/25/2035		279	231
2.488% due 07/25/2035		15,073	11,049
2.493% due 04/25/2035		108	89
2.501% due 06/25/2037		5,178	2,640
2.519% due 01/25/2036		6,362	5,791
2.566% due 12/25/2034		79	75
2.586% due 11/25/2035 ^		22,467	16,621
2.594% due 03/25/2035		131	130

2.613% due 10/25/2034	146	135
2.630% due 03/25/2035	4,099	4,030
2.635% due 03/25/2035	60	57
2.703% due 01/25/2036	507	421
2.815% due 10/25/2034	679	668
2.820% due 06/25/2036	540	368
2.903% due 09/25/2036	146	102
3.058% due 03/25/2037 ^	6,412	5,496
3.241% due 09/25/2037	32,281	25,670
4.592% due 08/25/2037	212	174
4.607% due 05/25/2036 ^	63,526	53,676
4.700% due 09/25/2035	1,148	997
4.730% due 06/25/2036	2,026	1,944
4.784% due 08/25/2035	502	413
4.814% due 11/25/2035 ^	4,868	4,006
4.896% due 11/25/2035	2,538	2,410
4.917% due 10/25/2035	413	347
4.991% due 07/25/2036	4,962	4,467
5.055% due 12/25/2035	81	68
5.083% due 09/25/2036	13,191	10,464
5.332% due 08/25/2036	475	459
6.250% due 11/25/2037 ^	1,610	1,452
6.500% due 09/25/2037	213	142
JPMorgan Alternative Loan Trust
0.463% due 03/25/2036 ^	5,391	4,437
2.629% due 05/25/2036 ^	3,101	2,314
5.500% due 02/25/2021 ^	371	359
5.550% due 10/25/2036	117	116
6.310% due 08/25/2036	39,955	29,586
JPMorgan Chase Commercial Mortgage Securities Corp.
0.490% due 09/12/2037 (a)	232,100	1,755
5.714% due 03/18/2051	2,000	2,174
JPMorgan Chase Commercial Mortgage Securities Trust
1.734% due 04/15/2046 (a)	187,000	19,178
2.116% due 11/15/2043 (a)	208,265	16,923
2.180% due 05/15/2045 (a)	219,080	24,119
2.373% due 06/15/2043 (a)	19,146	920
5.298% due 05/15/2047	1,898	1,921
JPMorgan Mortgage Trust
2.142% due 10/25/2033	269	271
2.373% due 06/25/2035	1,400	1,363
2.698% due 10/25/2036	1,223	1,058
2.725% due 04/25/2036	16,607	14,686
2.731% due 06/25/2035	286	263
2.779% due 06/25/2036	7,378	5,852
2.781% due 06/25/2037 ^	970	773
2.784% due 07/25/2035	142	139
2.798% due 05/25/2036	11,822	9,993
2.842% due 04/25/2035	409	402
2.843% due 02/25/2036	704	606
2.846% due 05/25/2036 ^	58	46
2.853% due 04/25/2037	3,242	2,655
2.858% due 07/25/2035	1,313	1,292
2.859% due 11/25/2035	1,168	1,057
2.867% due 01/25/2037 ^	2,329	1,881
2.882% due 07/25/2035	1,070	1,063
2.897% due 04/25/2035	2,419	2,344
2.902% due 08/25/2036	186	152
2.905% due 07/25/2035	1,564	1,345
2.918% due 08/25/2035	7,160	6,860
2.944% due 11/25/2035	109	98
3.005% due 07/25/2035	2,204	1,921
3.007% due 07/25/2035	501	491
3.010% due 08/25/2035 ^	8,718	8,052
3.051% due 08/25/2035	102	99
3.094% due 08/25/2035	590	595
3.159% due 10/25/2035	876	826
3.207% due 08/25/2036	18,076	15,041
4.115% due 04/25/2035	3	3
4.742% due 02/25/2034	37	36
5.000% due 06/25/2021	1,486	1,463
5.000% due 03/25/2022	422	417
5.168% due 10/25/2035	34	31
5.207% due 09/25/2035	3,525	3,441
5.212% due 04/25/2037	2,063	1,849
5.246% due 06/25/2037	21,045	18,283
5.263% due 04/25/2036	6,012	5,251
5.290% due 06/25/2036	1,138	981
5.462% due 04/25/2037	17,811	15,955
5.500% due 01/25/2021	161	162
5.500% due 03/25/2022	286	284
5.500% due 09/25/2035	17,191	17,369
5.500% due 01/25/2036	4,260	4,002
5.500% due 08/25/2037	12,669	10,827
5.679% due 10/25/2036	519	464
5.750% due 03/25/2037 ^	1,281	1,113

6.000% due 07/25/2036		12,604	11,422
6.000% due 06/25/2037		41,471	34,492
6.000% due 08/25/2037 ^		3,764	3,316
6.500% due 09/25/2035		868	852
7.000% due 08/25/2037 ^		2,329	2,138
JPMorgan Resecuritization Trust
4.500% due 11/26/2034		147	150
KGS Alpha SBA Trust
1.055% due 04/25/2038		129,945	6,998
Kildare Securities Ltd.
0.400% due 12/10/2043	EUR	9,000	8,746
LB Commercial Mortgage Trust
5.517% due 07/15/2044		$54,900	61,793
LB-UBS Commercial Mortgage Trust
0.692% due 02/15/2040 (a)		44,646	736
5.858% due 07/15/2040		24,599	27,332
5.866% due 09/15/2045		7,493	8,384
Lehman Mortgage Trust
1.093% due 12/25/2035 ^		5,249	3,811
5.500% due 11/25/2035		663	649
5.500% due 12/25/2035 ^		145	129
6.334% due 04/25/2036		13,333	12,705
6.500% due 09/25/2037 ^		17,068	14,747
6.507% due 03/25/2037 (a)		39,254	10,157
Lehman XS Trust
0.293% due 05/25/2046 ^		3,601	2,814
0.353% due 03/25/2047		4,675	3,077
0.393% due 07/25/2047		26,879	15,158
1.043% due 09/25/2047		6,986	5,188
Luminent Mortgage Trust
0.393% due 02/25/2046		263	185
Mach One Trust Commercial Mortgage-Backed
5.966% due 05/28/2040		294	301
6.326% due 05/28/2040		2,473	2,523
Madison Square Ltd.
6.150% due 09/25/2043		10,761	10,711
Mall Funding PLC
1.184% due 04/22/2017	GBP	49,328	71,374
Mansard Mortgages PLC
1.160% due 12/15/2049		23,552	33,216
MASTR Adjustable Rate Mortgages Trust
0.433% due 05/25/2037		$1,573	1,058
0.533% due 05/25/2047 ^		5,431	1,741
1.780% due 09/25/2034		242	213
2.261% due 09/25/2035 ^		1,876	1,300
2.273% due 09/25/2033		1,729	1,686
2.314% due 05/25/2034		586	578
2.316% due 07/25/2035		7,574	6,345
2.375% due 01/25/2034		189	159
2.500% due 10/25/2032		627	619
2.500% due 12/25/2033		670	668
2.545% due 07/25/2035		1,698	1,449
2.616% due 07/25/2034		2,926	2,913
2.625% due 11/21/2034		2,515	2,583
2.649% due 02/25/2036		173	160
2.666% due 12/21/2034		576	535
2.672% due 04/21/2034		198	201
2.864% due 12/25/2033		593	585
2.970% due 01/25/2036		26,707	25,310
3.078% due 11/25/2036		248	215
3.134% due 10/25/2034		957	822
4.730% due 10/25/2032		681	664
5.211% due 06/25/2035		691	673
MASTR Alternative Loan Trust
6.500% due 12/25/2034		150	155
7.000% due 06/25/2034		68	71
MASTR Asset Securitization Trust
5.250% due 11/25/2035		1,305	1,303
5.500% due 07/25/2033		49	52
5.500% due 06/26/2034		431	414
5.500% due 05/25/2035		49	49
5.750% due 02/25/2021		2,269	2,298
6.000% due 10/25/2022		174	171
6.000% due 06/25/2036 ^		1,237	1,169
MASTR Reperforming Loan Trust
0.543% due 05/25/2035		1,110	933
4.961% due 05/25/2036		395	374
6.000% due 08/25/2034		994	1,029
MASTR Seasoned Securitization Trust
2.452% due 10/25/2032		416	414
2.799% due 10/25/2032		65	64
3.688% due 10/25/2032		667	658
6.500% due 08/25/2032		242	269
MBS Bancaja FTA
0.349% due 02/25/2038	EUR	5,498	6,287

Mellon Residential Funding Corp.
0.893% due 11/15/2031	$906	886
0.933% due 09/15/2030	1,333	1,281
Merrill Lynch Alternative Note Asset Trust
0.363% due 02/25/2037	17,490	15,177
0.493% due 03/25/2037	455	190
2.854% due 06/25/2037 ^	47,484	30,467
Merrill Lynch Mortgage Investors Trust
0.443% due 11/25/2035	2,190	2,029
0.443% due 08/25/2036	32	29
0.523% due 11/25/2029	3,534	3,369
0.653% due 03/25/2030	513	485
0.797% due 11/25/2029	447	429
0.853% due 06/25/2028	39	39
0.877% due 07/25/2030	7,277	6,782
0.961% due 03/25/2030	1,212	1,167
1.014% due 01/25/2030	216	209
1.094% due 01/25/2029	1,571	1,555
1.127% due 10/25/2028	371	368
1.193% due 10/25/2035	19	19
2.078% due 01/25/2029	4,842	4,535
2.097% due 05/25/2029	381	383
2.177% due 01/25/2029	248	245
2.200% due 05/25/2036	1,965	1,915
2.244% due 09/25/2029	1,122	1,104
2.249% due 04/25/2029	1,217	1,182
2.250% due 04/25/2035	429	410
2.256% due 12/25/2034	2,660	2,704
2.333% due 02/25/2033	86	81
2.462% due 05/25/2036	1,514	1,458
2.473% due 05/25/2036	499	480
2.481% due 06/25/2035	4,700	4,385
2.540% due 02/25/2035	8,225	8,010
2.560% due 02/25/2034	326	322
2.590% due 02/25/2036	594	543
2.672% due 07/25/2035	3,597	3,176
2.734% due 07/25/2035	1,689	1,402
2.802% due 12/25/2035	220	192
2.958% due 06/25/2037	1,078	998
3.006% due 03/25/2036 ^	5,968	4,064
3.010% due 05/25/2034	401	388
3.046% due 09/25/2033	34	34
5.141% due 09/25/2035	314	298
5.250% due 08/25/2036	46	45
Merrill Lynch Mortgage Trust
0.557% due 02/12/2051 (a)	161,417	2,664
1.111% due 08/12/2039 (a)	13,468	107
Merrill Lynch Mortgage-Backed Securities Trust
2.574% due 08/25/2036	38,659	33,233
3.124% due 06/25/2037 ^	53	40
4.983% due 04/25/2037 ^	2,350	1,899
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	8,000	9,087
MLCC Mortgage Investors, Inc.
0.873% due 04/25/2028	63	62
Morgan Stanley Capital Trust
0.447% due 11/12/2049 (a)	42,451	381
Morgan Stanley Dean Witter Capital, Inc.
1.807% due 03/25/2033	942	878
Morgan Stanley Mortgage Loan Trust
0.643% due 07/25/2034	109	106
0.706% due 10/25/2034	400	384
2.203% due 07/25/2034	708	699
2.311% due 06/25/2036	1,068	967
2.524% due 07/25/2035	815	670
2.643% due 10/25/2034	332	321
2.710% due 08/25/2034	156	154
2.752% due 07/25/2034	831	814
4.613% due 11/25/2037 ^	12,366	8,901
5.248% due 09/25/2035 ^	270	208
5.341% due 11/25/2035	225	163
5.500% due 11/25/2035	220	201
5.521% due 07/25/2035	1,269	1,171
5.526% due 12/25/2035	2,728	2,446
5.750% due 09/25/2022	89	85
6.000% due 08/25/2037	1,451	1,317
6.513% due 08/25/2036 ^	10,731	6,368
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)	5,000	4,900
2.843% due 02/26/2036	25,906	26,243
5.982% due 08/15/2045	10,000	11,248
Morgan Stanley/Bank of America/Merrill Lynch Trust
2.339% due 11/15/2045 (a)	134,759	15,761
3.476% due 11/15/2045	5,656	5,443
3.930% due 11/15/2045	2,500	2,399
4.536% due 11/15/2045	3,500	3,390

MortgageIT Trust
0.443% due 11/25/2035		16,949	12,913
Mortgages PLC
0.964% due 10/31/2038	GBP	2,064	2,989
Motel 6 Trust
1.857% due 10/05/2025 (a)		$50,000	1,246
2.743% due 10/05/2025		34,000	33,390
3.171% due 10/05/2025 (a)		48,500	2,100
Nemus Funding PLC
0.736% due 02/15/2020	GBP	5,777	8,566
Newgate Funding PLC
0.676% due 12/01/2050		3,500	4,819
0.810% due 12/15/2050	EUR	950	1,129
1.109% due 12/15/2050	GBP	73	111
1.460% due 12/15/2050	EUR	5,200	5,576
1.509% due 12/15/2050	GBP	27,600	35,754
1.710% due 12/15/2050	EUR	8,700	8,578
1.759% due 12/15/2050	GBP	7,800	9,431
Nomura Asset Acceptance Corp.
0.473% due 04/25/2037		$357	195
2.623% due 10/25/2035		802	698
2.842% due 02/25/2036		4,964	4,061
3.065% due 02/25/2036 ^		1,676	1,265
5.159% due 03/25/2035		149	149
5.500% due 05/25/2033		22	22
6.000% due 05/25/2033		10	11
6.215% due 08/25/2036 ^		8,987	4,561
6.431% due 08/25/2036 ^		3,834	1,945
6.500% due 03/25/2034		345	363
6.500% due 02/25/2035		2,768	2,909
7.000% due 04/25/2033		10	11
Nomura Resecuritization Trust
0.724% due 08/27/2047		242,964	116,718
NovaStar Mortgage-Backed Notes
0.383% due 09/25/2046		3,141	2,507
Opera Finance PLC
0.401% due 01/15/2015	EUR	8,762	11,097
Preferred Residential Securities
1.610% due 12/15/2041	GBP	753	1,019
Prime Mortgage Trust
0.593% due 02/25/2019		$3	3
7.000% due 07/25/2034		695	630
Provident Funding Mortgage Loan Trust
0.483% due 05/25/2035		7,491	7,031
2.587% due 04/25/2034		202	200
2.646% due 10/25/2035		501	501
2.736% due 05/25/2035		1,437	1,394
RAAC Series
5.998% due 01/25/2017		15	15
RBSSP Resecuritization Trust
0.432% due 05/28/2047		72,794	53,180
0.443% due 03/26/2037		48,018	44,074
0.493% due 03/26/2035		2,551	2,462
0.513% due 08/26/2045		114	84
2.475% due 12/26/2036		42,280	31,068
2.727% due 10/26/2036		21,767	12,611
3.618% due 08/28/2047		456,755	357,179
5.333% due 12/26/2036		10,465	6,187
5.500% due 10/26/2035		3,247	3,232
7.511% due 03/26/2036		20,525	13,743
Regal Trust
2.470% due 09/29/2031		1,362	1,069
Residential Accredit Loans, Inc. Trust
0.373% due 11/25/2036		7,141	4,980
0.373% due 06/25/2046		2,840	1,278
0.398% due 09/25/2046		18,347	11,043
0.443% due 02/25/2036 ^		1,053	662
0.463% due 05/25/2046 ^		3,927	1,315
0.473% due 12/25/2045		1,098	732
0.493% due 08/25/2035		11,756	9,210
0.523% due 03/25/2037		361	131
0.553% due 01/25/2037 ^		2,892	1,782
0.593% due 03/25/2033		164	159
0.593% due 06/25/2036		825	466
1.168% due 01/25/2046		43,727	29,801
1.528% due 09/25/2045		1,535	1,284
3.348% due 08/25/2035 ^		855	492
3.397% due 07/25/2035		23,889	20,178
3.463% due 12/26/2034		440	365
3.641% due 07/25/2035		253	203
5.000% due 09/25/2019		252	259
5.500% due 08/25/2034		28	29
5.500% due 08/25/2035 ^		120	103
5.750% due 12/25/2021		770	762
6.000% due 10/25/2034		1,351	1,404
6.000% due 08/25/2035		1,782	1,560

6.000% due 10/25/2035		27,899	21,771
6.000% due 12/25/2035 ^		80	69
6.000% due 08/25/2036 ^		1,521	1,253
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		327	345
7.500% due 12/25/2031		120	125
7.500% due 05/25/2032		147	150
7.500% due 07/25/2032		1,102	1,089
Residential Asset Securitization Trust
0.543% due 06/25/2036		12,234	5,228
0.693% due 03/25/2035		580	447
4.750% due 02/25/2019		89	91
5.500% due 07/25/2035		3,278	2,951
6.000% due 01/25/2037		7,417	5,536
6.500% due 09/25/2036		6,474	4,665
Residential Funding Mortgage Securities, Inc. Trust
2.974% due 08/25/2035		7,207	5,780
3.089% due 09/25/2035		3,327	2,697
3.914% due 10/25/2037		25,978	20,801
5.250% due 01/25/2036		348	316
5.500% due 03/25/2037		12,869	11,877
5.527% due 09/25/2036 ^		27	23
5.680% due 07/27/2037 ^		640	574
5.933% due 04/25/2037		5,815	4,703
6.000% due 04/25/2037 ^		12,781	11,639
6.000% due 04/25/2037		655	613
6.000% due 10/25/2037 ^		2,340	2,011
6.011% due 10/25/2037		31,140	26,775
6.500% due 03/25/2032		137	144
Rivoli Pan Europe PLC
0.387% due 08/03/2018	EUR	16,566	19,191
RMAC Securities PLC
0.424% due 06/12/2044		$5,209	4,702
0.656% due 06/12/2044	GBP	17,834	24,765
0.676% due 06/12/2044		2,908	3,950
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,176
5.305% due 01/16/2049		1,850	1,863
5.336% due 05/16/2047		13,676	14,900
Sequoia Mortgage Trust
0.512% due 11/20/2034		305	299
0.542% due 07/20/2033		192	188
0.542% due 09/20/2034		1,085	1,049
0.699% due 01/20/2035		138	128
0.763% due 11/20/2034		494	484
0.812% due 08/20/2034		1,857	1,809
0.832% due 01/20/2034		1,101	1,057
0.852% due 06/20/2033		1,704	1,702
0.952% due 10/20/2027		18	18
0.952% due 04/20/2033		355	345
0.992% due 10/20/2027		185	180
1.092% due 12/20/2032		103	100
1.263% due 04/20/2033		1,460	1,440
2.549% due 01/20/2047		507	416
2.576% due 02/20/2047		730	611
2.652% due 04/20/2035		1,675	1,654
2.784% due 09/20/2046		13,310	10,999
3.898% due 09/20/2046		1,671	1,384
4.828% due 07/20/2037		1,569	1,274
5.251% due 07/20/2037 ^		19,675	16,933
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	3,630	4,497
Silver Oak Ltd.
1.722% due 06/21/2018		$9,000	9,059
Silverstone Master Issuer PLC
1.826% due 01/21/2055		2,000	2,047
Southern Pacific Financing PLC
1.106% due 12/10/2042	GBP	480	648
Structured Adjustable Rate Mortgage Loan Trust
0.423% due 05/25/2035		$28	27
0.673% due 06/25/2035		333	326
1.914% due 10/25/2037 ^		11,882	6,856
2.453% due 05/25/2035		76	66
2.467% due 12/25/2035		514	329
2.496% due 05/25/2035		19,342	17,898
2.499% due 03/25/2034		333	329
2.508% due 06/25/2034		536	539
2.512% due 12/25/2034		4,578	4,392
2.537% due 04/25/2035		204	188
2.539% due 11/25/2035		1,012	753
2.550% due 05/25/2034		1,061	1,046
2.552% due 03/25/2035		21,770	17,667
2.561% due 07/25/2034		2,014	1,986
2.578% due 02/25/2034		1,962	1,950
2.589% due 10/25/2034		384	382
2.592% due 12/25/2034		115	105

2.597% due 09/25/2034		259	251
2.607% due 08/25/2034		64	63
2.609% due 11/25/2034		835	784
2.609% due 08/25/2035		3,909	3,601
2.624% due 03/25/2035		1,333	1,281
2.632% due 11/25/2034		4,371	4,319
2.648% due 09/25/2035		13,633	12,855
2.957% due 11/25/2035 ^		452	333
4.627% due 07/25/2037 ^		72	58
4.685% due 09/25/2036		22,538	17,276
4.875% due 04/25/2034		57	56
4.917% due 09/25/2036		7,392	6,061
4.947% due 10/25/2035		12,140	11,151
4.952% due 01/25/2037 ^		19,433	14,411
4.968% due 02/25/2037		5,569	5,090
5.056% due 05/25/2036 ^		15,533	11,736
5.081% due 05/25/2036		900	810
5.141% due 01/25/2036 ^		10,843	8,440
5.189% due 03/25/2036 ^		3,121	2,587
5.221% due 05/25/2036		47	39
5.228% due 11/25/2035		2,475	1,922
5.271% due 07/25/2035 ^		13,573	11,801
5.301% due 02/25/2036 ^		12,760	10,124
5.502% due 02/25/2036 ^		18,934	15,767
Structured Asset Mortgage Investments Trust
0.313% due 08/25/2036		47	34
0.383% due 07/25/2046		17,123	10,542
0.403% due 04/25/2036		35,933	25,790
0.403% due 08/25/2036		18,899	13,898
0.403% due 05/25/2046		867	569
0.423% due 02/25/2036		21,973	16,206
0.423% due 05/25/2045		1,386	1,134
0.423% due 07/25/2046 ^		82	13
0.442% due 07/19/2035		8,371	7,533
0.473% due 02/25/2036		15,329	11,781
0.493% due 08/25/2036		6,948	1,998
0.872% due 05/19/2035		3,769	3,607
2.725% due 02/19/2035		14	14
3.702% due 05/25/2045		242	177
Structured Asset Securities Corp.
0.493% due 10/25/2027		1,105	1,086
0.543% due 04/25/2035		774	635
0.693% due 05/25/2033		695	676
2.503% due 03/25/2033		400	390
2.516% due 01/25/2034		535	512
2.519% due 07/25/2033		1,217	1,210
2.566% due 12/25/2033		363	358
2.570% due 09/25/2033		1,104	1,066
2.583% due 08/25/2032		25	25
2.588% due 11/25/2033		367	364
2.721% due 11/25/2033		1,060	1,052
2.868% due 09/25/2032		46	45
Suntrust Adjustable Rate Mortgage Loan Trust
5.433% due 04/25/2037 ^		7,606	5,948
5.650% due 10/25/2037		4,006	3,633
Taurus CMBS PLC
0.408% due 04/22/2015	EUR	25,073	30,547
Thornburg Mortgage Securities Trust
0.733% due 03/25/2044		$329	316
2.376% due 12/25/2044		145	138
2.496% due 10/25/2043		736	721
5.750% due 06/25/2047		60,335	61,421
TIAA CMBS Trust
5.770% due 06/19/2033		9,488	10,161
Titan Europe PLC
0.784% due 10/23/2016	GBP	22,685	32,821
Titulizacion de Activos Sociedad Gestora de Fondos de Titulizacion S.A.
0.460% due 06/22/2045	EUR	1,114	1,241
0.464% due 09/22/2032		1,853	2,228
0.470% due 03/22/2035		1,736	1,992
0.476% due 12/27/2030		1,074	1,233
0.476% due 09/30/2032		171	216
0.490% due 03/22/2035		1,311	1,499
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		$3,800	3,726
2.534% due 05/10/2045 (a)		194,783	27,187
UBS-Barclays Commercial Mortgage Trust
1.521% due 04/10/2046 (a)		87,024	7,898
Union de Creditos Inmobiliarios
0.374% due 06/22/2036	EUR	2,299	2,567
Utrecht Finance BV
3.206% due 07/28/2016		2,285	2,894
Vela Home SRL
0.327% due 10/25/2042		2,048	2,656
Wachovia Bank Commercial Mortgage Trust
0.333% due 06/15/2020		$18,435	17,889

0.363% due 09/15/2021	57,000	56,453
5.509% due 04/15/2047	3,525	3,889
5.679% due 10/15/2048	1,000	1,017
6.122% due 02/15/2051	18,750	21,156
Wachovia Mortgage Loan Trust LLC
2.668% due 05/20/2036	913	882
2.940% due 08/20/2035	911	780
2.953% due 10/20/2035	1,160	931
3.070% due 10/20/2035	992	959
5.381% due 10/20/2035	4,962	4,865
6.117% due 03/20/2037 ^	334	308
WaMu Commercial Mortgage Securities Trust
5.170% due 05/25/2036	8,128	8,399
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	6,392	5,788
0.453% due 11/25/2045	1,514	1,356
0.463% due 12/25/2045	6,935	6,163
0.483% due 07/25/2045	5,886	5,470
0.483% due 12/25/2045	13,359	11,664
0.503% due 01/25/2045	2,633	2,409
0.513% due 07/25/2045	7,572	7,006
0.523% due 01/25/2045	18,023	16,351
0.533% due 01/25/2045	6,365	5,666
0.543% due 01/25/2045	306	274
0.558% due 11/25/2034	6,414	5,971
0.578% due 10/25/2044	4,810	4,385
0.588% due 10/25/2044	6,271	5,663
0.608% due 07/25/2044	831	745
0.628% due 11/25/2034	129	115
0.628% due 07/25/2044	4,659	4,176
0.899% due 01/25/2047	3,740	3,491
0.909% due 01/25/2047	4,330	3,388
0.919% due 06/25/2047	10,342	8,606
0.929% due 04/25/2047	350	195
0.973% due 10/25/2045	4,864	4,698
0.989% due 12/25/2046	609	467
1.129% due 09/25/2046	20,646	17,329
1.148% due 06/25/2046	1,030	946
1.149% due 07/25/2046	40,036	30,578
1.158% due 06/25/2046	5,782	4,892
1.174% due 02/25/2046	1,735	1,567
1.238% due 01/25/2046	1,421	1,324
1.368% due 11/25/2042	509	469
1.568% due 08/25/2042	117	108
1.895% due 12/19/2039	274	271
2.088% due 01/25/2037	22,471	17,718
2.220% due 02/27/2034	40	41
2.226% due 06/25/2037	6,209	5,019
2.379% due 11/25/2036 ^	12,467	10,270
2.386% due 12/25/2036 ^	579	482
2.406% due 09/25/2036	30,114	25,010
2.428% due 08/25/2034	3,057	3,006
2.440% due 10/25/2034	2,450	2,416
2.444% due 10/25/2035	9,765	9,035
2.463% due 01/25/2036	4,167	3,783
2.469% due 02/25/2033	1,423	1,395
2.470% due 05/25/2046	2,624	2,264
2.470% due 07/25/2046	14,302	13,219
2.475% due 12/25/2036 ^	13,604	11,520
2.486% due 09/25/2035	1,192	1,077
2.490% due 03/25/2036	4,828	4,202
2.497% due 03/25/2035	5,855	5,707
2.514% due 12/25/2035	7,334	6,602
2.553% due 02/25/2037 ^	1,444	1,196
2.563% due 03/25/2037	7,153	6,577
2.658% due 09/25/2036 ^	33	27
2.738% due 01/25/2036	11,394	9,930
4.480% due 05/25/2037 ^	10,637	8,588
4.484% due 01/25/2037	6,704	5,747
4.484% due 01/25/2037 ^	12,691	10,880
4.486% due 01/25/2037 ^	3,056	2,398
4.495% due 03/25/2037	72,804	58,675
4.828% due 12/25/2036 ^	208	164
4.841% due 11/25/2036 ^	3,266	2,781
4.853% due 02/25/2037 ^	2,173	1,795
4.937% due 08/25/2036	40,863	35,958
4.954% due 07/25/2037 ^	9,490	8,563
4.960% due 01/25/2036	1,591	1,472
4.962% due 04/25/2037	205	16
4.981% due 05/25/2037	203	196
5.011% due 02/25/2037	11,518	10,545
5.273% due 08/25/2035	229	221
5.703% due 10/25/2036 ^	4,109	3,238
5.750% due 10/25/2036 ^	1,000	802
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.423% due 12/25/2036	15,029	10,568

0.453% due 12/25/2035		882	674
0.793% due 03/25/2036 ^		5,520	3,631
0.889% due 12/25/2046		16,991	9,467
1.109% due 04/25/2046		3,101	2,066
5.500% due 06/25/2035		8,210	7,819
5.500% due 11/25/2035 ^		1,701	1,416
5.750% due 11/25/2035 ^		2,317	1,928
5.750% due 01/25/2036 ^		10,326	8,117
6.000% due 04/25/2036		8,522	7,008
6.500% due 03/25/2036		29,236	21,673
6.500% due 05/25/2036		13,609	9,229
6.500% due 08/25/2036		72,063	44,074
Washington Mutual MSC Mortgage Pass-Through Certificates
1.600% due 06/25/2033		142	131
5.000% due 03/25/2018		4	5
7.500% due 04/25/2033		62	69
Wells Fargo Commercial Mortgage Trust
1.622% due 11/15/2043 (a)		103,312	7,740
Wells Fargo Mortgage Loan Trust
4.995% due 12/27/2046		33,040	14,308
Wells Fargo Mortgage-Backed Securities Trust
0.493% due 04/25/2037		1,707	1,284
2.605% due 05/25/2036		12,192	11,150
2.611% due 02/25/2035		1,297	1,289
2.614% due 09/25/2034		331	334
2.615% due 09/25/2034		237	237
2.616% due 06/25/2034		941	947
2.619% due 01/25/2035		353	349
2.624% due 12/25/2034		200	203
2.626% due 09/25/2034		657	666
2.628% due 03/25/2036		423	417
2.631% due 10/25/2036 ^		771	691
2.634% due 09/25/2034		262	260
2.641% due 03/25/2036		1,176	1,150
2.646% due 10/25/2034		34	35
2.649% due 10/25/2035		1,599	1,558
2.662% due 06/25/2035		703	700
2.666% due 06/25/2035		228	232
2.674% due 05/25/2035		1,086	1,080
2.678% due 11/25/2034		939	920
2.682% due 03/25/2035		348	341
2.701% due 08/25/2033		235	236
2.701% due 04/25/2036		668	663
2.703% due 03/25/2035		128	125
2.709% due 03/25/2036 ^		6,865	5,905
2.717% due 02/25/2034		1,033	1,035
2.720% due 06/25/2035		544	548
2.720% due 04/25/2036		6,105	5,736
2.720% due 04/25/2036 ^		168	157
2.726% due 04/25/2035		2,330	2,313
2.770% due 03/25/2036		2,555	2,425
2.775% due 07/25/2034		268	269
2.802% due 10/25/2034		210	209
3.010% due 09/25/2036 ^		7,285	6,536
4.155% due 08/25/2036		4,473	4,177
4.787% due 07/25/2034		1,051	1,078
5.000% due 01/25/2020		134	139
5.235% due 06/26/2035		3,498	3,296
5.500% due 12/25/2033		10	10
5.500% due 08/25/2035		50	49
5.500% due 03/25/2036		4,156	4,142
5.500% due 04/25/2036		578	563
5.500% due 09/25/2037		1,341	1,377
5.592% due 04/25/2036		2,876	2,745
5.696% due 04/25/2037		1,398	1,315
5.750% due 03/25/2037 ^		5,874	5,343
6.000% due 06/25/2036 ^		1,658	1,526
6.000% due 07/25/2036		546	534
6.000% due 08/25/2036		4,661	4,529
6.000% due 09/25/2036		373	360
6.000% due 11/25/2036		1,327	1,284
6.000% due 06/25/2037		9,691	9,244
6.000% due 07/25/2037 ^		1,879	1,791
6.000% due 07/25/2037		992	946
6.000% due 08/25/2037		824	806
6.000% due 10/25/2037		1,781	1,751
6.000% due 11/25/2037		521	510
18.857% due 03/25/2036		487	687
Wells Fargo Re-REMIC Trust
5.940% due 05/16/2017		8,501	9,410
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		6,000	6,036
WFRBS Commercial Mortgage Trust
2.658% due 04/15/2045 (a)		100,129	13,207
Windermere CMBS PLC
0.658% due 04/22/2018	EUR	50,963	60,590

0.761% due 04/24/2017	GBP	24,053	35,349

Total Mortgage-Backed Securities (Cost $8,377,240)			8,995,111

ASSET-BACKED SECURITIES 21.0%
Aames Mortgage Trust
1.213% due 10/25/2033		$5,550	5,236
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030		29,469	29,973
Accredited Mortgage Loan Trust
0.373% due 04/25/2036		1,227	1,185
0.493% due 07/25/2034		11,311	9,959
0.663% due 04/25/2035		2,495	2,190
0.793% due 04/25/2034		1,772	1,560
5.210% due 01/25/2034		5,119	4,843
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		292	93
0.283% due 07/25/2036 ^		2,110	728
0.343% due 07/25/2036		38,219	13,946
0.433% due 07/25/2036		14,043	5,149
0.493% due 12/25/2045		1,765	1,724
0.523% due 11/25/2035		5,401	5,225
0.763% due 07/25/2035		5,000	4,290
0.843% due 07/25/2035		9,000	6,824
0.898% due 06/25/2035		2,437	2,400
0.993% due 02/25/2034		655	604
1.093% due 09/25/2033		337	306
1.243% due 12/25/2033		3,398	3,129
1.273% due 02/25/2035		1,995	1,927
Aegis Asset-Backed Securities Trust
0.793% due 06/25/2034		62	61
1.243% due 01/25/2034		588	532
AFC Home Equity Loan Trust
0.793% due 09/27/2027		307	278
1.073% due 02/25/2029		201	179
AIMCO CLO
0.526% due 10/20/2019		32,957	32,689
Alzette European CLO S.A.
0.590% due 12/15/2020		574	571
AMAC CDO Funding Ltd.
0.468% due 11/23/2050		17,249	15,524
0.493% due 11/23/2050		15,000	12,975
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.433% due 10/25/2036		6,616	2,792
0.623% due 01/25/2036		15,183	11,939
0.693% due 09/25/2035		5,050	4,271
0.723% due 03/25/2035		9,000	7,381
0.793% due 08/25/2035		12,000	11,531
0.803% due 01/25/2035		1,189	832
0.843% due 08/25/2035		12,300	10,229
0.873% due 08/25/2034		4,482	3,425
0.893% due 11/25/2033		571	492
1.228% due 12/25/2033		1,264	1,169
3.718% due 11/25/2032 ^		85	7
4.453% due 07/25/2033		3,472	3,068
4.922% due 11/25/2035		1,228	1,235
5.140% due 10/25/2033		210	209
5.818% due 02/25/2033 ^		27	1
5.818% due 12/25/2033		242	221
AMMC CLO Ltd.
0.526% due 12/19/2019		4,625	4,591
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		185	167
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	6,152	7,863
Ares CLO Ltd.
0.903% due 11/25/2020		$11,605	11,524
Argent Securities Trust
0.283% due 07/25/2036		526	198
0.343% due 07/25/2036		2,209	844
0.463% due 05/25/2036		14,588	5,314
0.473% due 04/25/2036		4,854	1,796
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.683% due 10/25/2035		8,000	6,018
1.228% due 01/25/2034		5,062	4,640
1.243% due 12/25/2033		787	746
Asset-Backed Funding Certificates Trust
0.353% due 11/25/2036		18,665	8,773
0.413% due 01/25/2037		28,808	15,702
0.868% due 06/25/2035		7,805	6,685
0.893% due 06/25/2034		3,984	3,739
1.318% due 12/25/2032		2,975	2,734
Asset-Backed Securities Corp. Home Equity Loan Trust
0.333% due 07/25/2036		853	760
0.823% due 05/25/2035		3,500	3,200
1.168% due 12/15/2033		10,304	9,454

1.843% due 03/15/2032		667	623
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028		4,377	5,224
Avalon Capital Ltd.
0.544% due 02/24/2019		430	428
0.554% due 02/24/2019		4,550	4,551
Avoca CLO PLC
0.575% due 09/15/2021	EUR	3,553	4,549
0.588% due 08/03/2022		12,019	15,442
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		$5,000	7,580
Bayview Financial Acquisition Trust
0.465% due 04/28/2036		333	317
0.545% due 05/28/2037		14,065	9,542
0.780% due 08/28/2044		296	294
0.825% due 05/28/2044		278	273
5.660% due 12/28/2036		859	870
Bayview Financial Asset Trust
0.643% due 03/25/2037		14,528	11,684
0.993% due 03/25/2037		7,549	5,581
0.993% due 12/25/2039		1,296	1,204
1.093% due 03/25/2037		6,030	4,037
1.343% due 03/25/2037		4,292	2,573
1.693% due 03/25/2037		3,974	2,184
Bayview Financial Revolving Asset Trust
1.125% due 12/28/2040		8,143	4,419
Bayview Opportunity Master Fund Trust
3.721% due 03/28/2018		38,645	38,907
3.721% due 04/28/2018		43,879	42,519
Bear Stearns Asset-Backed Securities Trust
0.253% due 01/25/2037		325	320
0.263% due 12/25/2036		1,119	1,096
0.273% due 10/25/2036		267	262
0.283% due 06/25/2047		1,047	1,039
0.303% due 11/25/2036		10,860	6,968
0.303% due 02/25/2037		4,252	3,735
0.323% due 10/25/2036		284	279
0.363% due 10/25/2036		10,635	8,439
0.363% due 12/25/2036		15,000	9,356
0.373% due 06/25/2047		23,692	21,694
0.423% due 04/25/2036		261	176
0.433% due 06/25/2047		5,000	3,889
0.473% due 04/25/2036		13,230	11,662
0.513% due 08/25/2036		13,803	13,615
0.543% due 04/25/2037		14,200	5,898
0.543% due 05/25/2037		14,775	4,759
0.593% due 08/25/2036		6,607	6,141
0.593% due 12/25/2042		4,380	4,256
0.593% due 09/25/2046		4,413	3,474
0.643% due 11/25/2035		5,019	3,954
0.683% due 07/25/2035		232	227
0.683% due 06/25/2036		4,496	4,286
0.693% due 09/25/2034		315	282
0.853% due 10/25/2032		47	44
0.863% due 06/25/2035		10,136	7,324
0.873% due 06/25/2035		7,500	5,533
0.913% due 07/25/2035		20,000	17,940
0.913% due 08/25/2035		4,079	1,847
0.993% due 10/27/2032		90	84
1.168% due 02/25/2034		1,013	902
1.193% due 10/25/2037		4,777	4,129
1.193% due 11/25/2042		2,439	2,360
1.293% due 10/25/2033		404	369
2.068% due 08/25/2034		2,416	2,004
3.035% due 10/25/2036		298	227
5.500% due 08/25/2035		9,409	9,105
5.500% due 10/25/2035		18,415	17,821
5.500% due 08/25/2036		1,652	1,446
5.750% due 10/25/2033		910	963
6.000% due 06/25/2034		1,010	1,070
6.000% due 08/25/2036		8,257	6,164
6.500% due 08/25/2036		5,271	4,383
Berica ABS SRL
0.500% due 11/30/2051	EUR	93,328	117,532
0.522% due 12/30/2055		229,300	285,468
BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		$9,066	8,918
BNC Mortgage Loan Trust
0.293% due 03/25/2037		1,300	1,192
0.293% due 05/25/2037		4,430	4,289
0.443% due 11/25/2037		476	467
Bombardier Capital Mortgage Securitization Corp.
5.980% due 01/15/2018		3,076	3,362
6.530% due 10/15/2028		3,346	3,713
6.805% due 12/15/2030		4,394	4,817
6.975% due 12/15/2029		9,759	5,698

7.180% due 12/15/2029		21,438	12,832
7.575% due 06/15/2030		17,035	10,785
Business Mortgage Finance PLC
0.393% due 08/15/2040	EUR	9,087	10,659
Callidus Debt Partners CLO Fund Ltd.
0.514% due 11/20/2020		$10,000	9,792
0.644% due 11/20/2020		8,000	7,512
1.026% due 01/21/2021		49,399	49,405
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035		636	633
Carrington Mortgage Loan Trust
0.443% due 10/25/2036		13,800	6,934
0.513% due 10/25/2035		19	19
0.613% due 02/25/2037		1,688	904
CDC Mortgage Capital Trust
1.108% due 11/25/2034		244	229
Celf Loan Partners Ltd.
0.527% due 11/01/2023	EUR	12,471	15,807
Centex Home Equity Company Loan Trust LLC
0.833% due 06/25/2034		$581	481
Centex Home Equity Loan Trust
0.813% due 09/25/2034		1,493	1,305
5.210% due 11/25/2028		911	912
Chase Funding Trust
0.693% due 05/25/2032		23	21
0.793% due 07/25/2033		18	17
CIT Group Home Equity Loan Trust
1.168% due 12/25/2031		528	486
CIT Mortgage Loan Trust
1.443% due 10/25/2037		1,817	1,810
1.643% due 10/25/2037		1,380	1,168
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		3,966	2,938
0.303% due 08/25/2036		1	1
0.353% due 09/25/2036		12,466	6,306
0.363% due 03/25/2036		1,605	1,127
0.373% due 01/25/2037		24,082	12,292
0.373% due 03/25/2037		1,669	1,527
0.393% due 11/25/2045		1,577	1,500
0.603% due 10/25/2035		19,526	15,993
0.673% due 09/25/2035		7,500	6,021
1.393% due 09/25/2033		1,549	1,354
4.964% due 08/25/2035		466	459
5.249% due 08/25/2035		565	541
Commercial Industrial Finance Corp.
0.535% due 03/01/2021		2,945	2,913
0.535% due 05/10/2021		4,000	3,924
Concord Real Estate CDO Ltd.
0.473% due 12/25/2046		11,731	11,145
Conseco Finance Securitizations Corp.
2.245% due 12/01/2033		24,500	22,921
6.030% due 03/01/2033		12,234	12,627
6.910% due 05/01/2033		47,550	53,511
7.360% due 08/01/2032		13,359	14,283
7.424% due 03/01/2033		9,000	10,245
7.490% due 07/01/2031		61,849	65,973
7.770% due 09/01/2031		19,598	21,863
7.954% due 12/01/2033		5,000	5,750
7.960% due 05/01/2031		29,078	23,985
7.970% due 05/01/2032		6,245	4,531
8.060% due 05/01/2031		8,545	6,180
8.200% due 05/01/2031		41,801	35,992
8.310% due 05/01/2032		36,649	27,555
8.850% due 12/01/2030		2,125	1,582
Conseco Financial Corp.
6.040% due 11/01/2029		2	2
6.440% due 12/01/2030		18,289	18,046
6.660% due 06/01/2030		7,915	8,524
6.680% due 12/01/2030		3,568	3,579
6.740% due 02/01/2031		3,152	3,198
6.760% due 03/01/2030		5,268	5,751
6.870% due 01/15/2029		357	380
7.240% due 11/15/2028		13,106	14,689
7.410% due 05/01/2031		1,063	930
7.550% due 01/15/2029		3,229	3,437
7.860% due 03/01/2030		22,347	20,186
Coronado CDO Ltd.
0.795% due 09/04/2038		27,387	24,443
Countrywide Asset-Backed Certificates
0.313% due 06/25/2047		390	380
0.323% due 03/25/2037		4,709	4,684
0.333% due 07/25/2037		103,300	71,378
0.333% due 08/25/2037		29,000	21,268
0.343% due 01/25/2037		8,145	7,100
0.343% due 05/25/2037		24,518	20,419
0.343% due 04/25/2046		33,231	30,691

0.343% due 03/25/2047		22,436	16,418
0.343% due 06/25/2047		27,806	22,323
0.353% due 03/25/2037		19,795	17,177
0.353% due 09/25/2046		27,688	20,375
0.363% due 06/25/2047		7,707	6,127
0.363% due 09/25/2047		25,713	25,002
0.373% due 07/25/2036		13,432	13,031
0.373% due 09/25/2036		3,959	3,941
0.383% due 06/25/2036		499	479
0.383% due 07/25/2036		6,813	6,595
0.383% due 06/25/2047		45,397	35,392
0.413% due 09/25/2037		12,500	8,538
0.413% due 06/25/2047		12,500	3,532
0.413% due 09/25/2047		37,452	27,621
0.423% due 05/25/2037		5,000	1,865
0.423% due 07/25/2037		5,000	1,782
0.433% due 04/25/2036		30,930	20,756
0.433% due 06/25/2037		13,500	10,516
0.443% due 03/25/2036 ^		27,956	19,645
0.443% due 04/25/2036		322	312
0.493% due 07/25/2036		2,000	1,550
0.513% due 10/25/2036		6,139	4,058
0.523% due 07/25/2036		3,139	2,219
0.533% due 12/25/2036 ^		32,708	18,427
0.543% due 03/25/2036 ^		6,466	4,486
0.543% due 05/25/2046		6,071	5,589
0.583% due 11/25/2034		1,145	1,131
0.643% due 11/25/2034		1,041	1,029
0.643% due 03/25/2047 ^		18,125	9,679
0.653% due 11/25/2035		2,500	2,286
0.653% due 01/25/2036		10,000	9,355
0.713% due 01/25/2036		23,050	18,415
0.903% due 08/25/2035		5,000	2,963
0.943% due 05/25/2034		4,253	3,901
0.993% due 10/25/2035		18,495	11,088
1.043% due 04/25/2035		5,000	4,089
1.048% due 08/25/2034		32,300	30,107
1.053% due 05/25/2033		419	376
1.193% due 08/25/2047		4,160	3,152
1.243% due 07/25/2033		2,284	2,128
1.243% due 11/25/2034		1,440	1,347
4.693% due 10/25/2035		2,978	2,868
4.778% due 02/25/2036		33,465	31,007
4.910% due 04/25/2036		1,270	1,300
5.050% due 02/25/2036		2,709	2,590
5.075% due 02/25/2036		1,341	1,062
5.210% due 02/25/2036		5,503	4,626
5.318% due 09/25/2046		3,966	3,642
5.348% due 07/25/2036		3,273	3,292
5.585% due 10/25/2046		13,505	12,155
5.834% due 07/25/2034		4,077	5,225
5.989% due 10/25/2046		214	183
Countrywide Home Equity Loan Trust
0.423% due 02/15/2036		11,134	8,233
Credit Suisse First Boston Mortgage Securities Corp.
2.543% due 08/25/2032		577	312
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		127	60
0.253% due 04/25/2037		107	57
0.263% due 01/25/2037 ^		41	15
0.313% due 07/25/2037		11,674	5,904
0.423% due 11/25/2036		6,488	3,153
0.443% due 07/25/2036		12,000	6,939
0.533% due 07/25/2037		7,696	4,032
0.913% due 01/25/2035		18,351	16,674
1.213% due 11/25/2033		1,687	1,564
4.635% due 01/25/2037 ^		331	176
5.713% due 05/25/2035		4,808	4,902
5.746% due 12/25/2037		651	662
6.019% due 10/25/2036		2,515	2,612
Crest Ltd.
7.100% due 05/27/2036		9,157	9,180
Denver Arena Trust
6.940% due 11/15/2019		490	504
Doral CLO Ltd.
1.723% due 12/19/2022		165,000	165,000
Dryden Leveraged Loan CDO
0.613% due 01/25/2022	EUR	1,496	1,911
ECP CLO Ltd.
1.123% due 03/17/2022		$21,800	21,278
Educational Funding Co. LLC
0.526% due 10/25/2029		3,030	2,228
EMC Mortgage Loan Trust
0.663% due 04/25/2042		2,881	2,452
0.743% due 03/25/2031		5,407	5,165
0.743% due 08/25/2040		957	894

0.743% due 11/25/2041		134	129
0.933% due 05/25/2040		136	128
Equity One ABS, Inc.
5.495% due 12/25/2033		1,010	971
Farmafactoring SPV SRL
5.706% due 10/25/2021	EUR	47,700	62,725
FBR Securitization Trust
0.953% due 09/25/2035		$2,429	2,359
Finance America Mortgage Loan Trust
1.243% due 09/25/2033		393	362
First Franklin Mortgage Loan Trust
0.343% due 12/25/2036		25,000	13,627
0.353% due 12/25/2037		47,304	26,991
0.383% due 01/25/2036		165	160
0.383% due 03/25/2036		3,338	3,064
0.413% due 01/25/2038		689	421
0.453% due 11/25/2036		401	386
0.473% due 10/25/2035		526	526
0.573% due 09/25/2035		3,350	3,306
0.663% due 07/25/2035		8,950	8,650
1.018% due 05/25/2034		6,586	5,908
1.063% due 09/25/2034		4,204	3,416
1.903% due 05/25/2034		818	616
First NLC Trust
0.263% due 08/25/2037		827	405
Four Corners CLO Ltd.
0.526% due 07/22/2020		2,562	2,540
Fremont Home Loan Trust
0.323% due 11/25/2036		15,828	6,684
0.353% due 08/25/2036		16,616	6,273
0.413% due 01/25/2037		42,125	22,700
0.443% due 05/25/2036		6,600	2,734
0.463% due 04/25/2036		6,221	2,810
1.018% due 01/25/2034		4,182	3,730
Galaxy CLO Ltd.
0.516% due 04/25/2019		5,179	5,134
GCO Education Loan Funding Trust
0.393% due 08/25/2028		17,000	16,726
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		6	2
Gem Ligos Ltd.
0.777% due 03/23/2021		89,358	87,057
Goldman Sachs Asset Management CLO PLC
0.494% due 08/01/2022		17,182	16,731
Gramercy Real Estate CDO Ltd.
0.576% due 07/25/2041		7,167	6,092
0.596% due 07/25/2035		8,170	7,782
0.666% due 07/25/2035		14,000	12,460
Green Tree Servicing LLC
8.970% due 04/25/2038		17,739	19,638
Greenpoint Manufactured Housing
2.196% due 11/22/2031		31,275	30,088
3.698% due 11/17/2031		26,150	26,534
3.699% due 06/08/2031		27,533	27,417
3.699% due 10/14/2031		36,343	38,267
8.300% due 10/15/2026		6,500	7,107
Greenpoint Mortgage Funding Trust
0.793% due 09/25/2034		376	371
Grosvenor Place CLO BV
0.458% due 07/20/2021	EUR	6,572	8,434
0.843% due 03/28/2023	GBP	17,300	25,653
GSAA Home Equity Trust
0.263% due 03/25/2036		$52	29
0.373% due 03/25/2036		49,803	28,109
0.413% due 05/25/2047		6,452	4,050
0.433% due 06/25/2036		7,274	4,309
0.463% due 06/25/2035		685	640
0.463% due 10/25/2035		7,940	7,578
0.563% due 06/25/2035		1,100	1,001
0.563% due 10/25/2035		44,000	35,352
5.344% due 09/25/2035		490	418
6.000% due 11/25/2037		1,554	1,321
GSAMP Trust
0.263% due 12/25/2036		504	252
0.273% due 11/25/2036		869	457
0.323% due 01/25/2037		94	89
0.333% due 11/25/2036		8,279	4,397
0.343% due 08/25/2036		19,390	12,037
0.343% due 10/25/2036		1,913	196
0.373% due 11/25/2035		314	59
0.433% due 12/25/2035		10,300	8,525
0.533% due 01/25/2035		1,092	1,087
0.623% due 11/25/2035		15,304	12,484
0.683% due 07/25/2045		5,500	5,033
0.713% due 07/25/2045		16,866	12,952
1.343% due 12/25/2034		15,000	12,178

1.393% due 10/25/2034		2,082	1,902
GSRPM Mortgage Loan Trust
0.493% due 03/25/2035		2,265	2,162
0.493% due 09/25/2036		5,965	5,497
Guggenheim Structured Real Estate Funding Ltd.
0.743% due 09/25/2046		7,549	7,247
Halcyon Loan Investors CLO Ltd.
0.614% due 11/20/2020		6,000	5,655
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		6,384	6,382
0.498% due 08/07/2021		29,047	28,824
0.593% due 08/07/2021		35,000	33,962
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	3,451	4,437
Harvest CLO S.A.
0.825% due 03/29/2017		1,981	2,577
Hillmark Funding
0.524% due 05/21/2021		$25,000	24,514
Home Equity Asset Trust
0.303% due 07/25/2037		106	105
0.378% due 07/25/2037		28,000	25,096
0.403% due 05/25/2036		3,635	3,492
0.893% due 12/25/2033		97	90
0.953% due 11/25/2032		128	112
1.093% due 11/25/2034		1,500	1,359
1.393% due 06/25/2032		5,351	4,879
Home Equity Loan Trust
0.323% due 05/25/2036		1,950	1,809
Home Equity Mortgage Loan Asset-Backed Trust
0.303% due 11/25/2036		2,902	2,759
0.513% due 04/25/2047		14,900	9,159
0.643% due 08/25/2035		6,475	6,268
Home Loan Trust
5.450% due 08/25/2034		3,833	3,921
HSBC Home Equity Loan Trust
0.482% due 01/20/2034		1,682	1,653
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		453	218
0.563% due 01/25/2036		9,000	7,682
ICE EM CLO
0.815% due 08/15/2022		40,000	38,385
IMC Home Equity Loan Trust
7.520% due 08/20/2028		96	96
Irwin Home Equity Loan Trust
0.733% due 07/25/2032		3	3
IXIS Real Estate Capital Trust
0.393% due 03/25/2036		10,545	5,784
1.138% due 02/25/2035		4,557	3,903
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047		1,164	1,088
0.293% due 03/25/2047		398	276
0.303% due 08/25/2036		6,991	3,747
0.333% due 10/25/2036		15,170	11,014
0.353% due 05/25/2037		10,675	8,476
0.403% due 03/25/2037		21,814	16,744
0.422% due 07/25/2036		10,000	8,870
0.463% due 03/25/2036		10,500	6,192
0.633% due 09/25/2035		1,029	842
5.209% due 01/25/2037		42	34
5.830% due 07/25/2036 ^		9,958	6,231
6.410% due 07/25/2036 ^		14,198	8,882
Jubilee CDO BV
0.719% due 10/15/2019	EUR	814	1,049
Legg Mason Real Estate CDO Corp.
0.458% due 05/25/2045		$52,714	50,634
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		1,737	1,860
Lehman XS Trust
0.343% due 04/25/2037 ^		3,469	2,157
0.383% due 11/25/2046		533	417
0.393% due 11/25/2046		26,569	16,574
0.403% due 09/25/2046		343	232
0.463% due 12/25/2035		210	182
0.463% due 02/25/2036		553	455
0.493% due 12/25/2035 ^		46	19
5.110% due 07/25/2035		2,400	2,047
Locat Securitisation Vehicle SRL
0.364% due 12/12/2028	EUR	2,223	2,852
Long Beach Mortgage Loan Trust
0.453% due 05/25/2036		$939	463
0.523% due 01/25/2046		257	141
0.573% due 08/25/2045		9,860	8,543
0.723% due 06/25/2034		7,171	6,600
1.048% due 07/25/2034		8,730	8,084
1.318% due 05/25/2032		207	191
1.318% due 07/25/2033		4,111	3,764

3.193% due 11/25/2032		50	40
Marathon Real Estate CDO Ltd.
0.523% due 05/25/2046		92,008	86,257
MASTR Asset-Backed Securities Trust
0.243% due 08/25/2036		1,156	483
0.243% due 11/25/2036		12	5
0.243% due 01/25/2037		114	42
0.343% due 08/25/2036		1,875	933
0.383% due 01/25/2036		6,229	5,963
0.403% due 11/25/2036		839	378
0.433% due 06/25/2036		8,380	4,253
0.493% due 05/25/2037		25,382	21,933
0.563% due 06/25/2035		449	441
0.823% due 05/25/2035		4,000	3,182
1.243% due 08/25/2033		352	350
4.843% due 05/25/2033		2,772	2,663
MASTR Specialized Loan Trust
0.453% due 02/25/2036		8,850	7,126
0.563% due 01/25/2037		20,047	10,728
Mercator CLO PLC
0.437% due 02/18/2024	EUR	50,912	64,846
0.661% due 10/12/2023		1,000	1,222
Mercury CDO Ltd.
0.614% due 12/08/2040		$118,266	96,767
Merit Securities Corp.
6.690% due 07/28/2033		3,661	3,860
Merrill Lynch First Franklin Mortgage Loan Trust
0.363% due 04/25/2037		6,067	3,276
0.433% due 05/25/2037		43,700	27,093
0.443% due 04/25/2037		48,708	26,597
0.513% due 05/25/2037		65,020	40,773
Merrill Lynch Mortgage Investors Trust
0.343% due 11/25/2037		22,846	9,622
0.353% due 04/25/2037		17,555	8,136
0.373% due 03/25/2037		6,500	3,226
0.473% due 01/25/2047		3,100	2,037
0.503% due 12/25/2036		5,700	4,640
0.643% due 02/25/2047		28,494	19,382
0.693% due 06/25/2036		16,891	14,924
MESA Trust
3.418% due 11/25/2031 ^		1,382	904
Mid-State Trust
3.500% due 12/15/2045		13,938	14,398
4.864% due 07/15/2038		1,378	1,474
6.005% due 08/15/2037		4,077	4,613
8.330% due 04/01/2030		4,659	4,956
Morgan Stanley ABS Capital, Inc.
0.323% due 01/25/2037		8,068	4,299
0.333% due 10/25/2036		11,982	6,248
0.333% due 05/25/2037		789	417
0.343% due 09/25/2036		4,980	2,283
0.343% due 10/25/2036		20,161	10,117
0.343% due 12/25/2036		1,893	948
0.353% due 09/25/2036		41,000	20,440
0.373% due 01/25/2036		2,151	2,115
0.373% due 02/25/2037		35,732	15,972
0.373% due 03/25/2037		36,391	16,157
0.423% due 09/25/2036		2,573	1,300
0.423% due 10/25/2036		15,000	7,627
0.423% due 02/25/2037		23,520	10,594
0.443% due 08/25/2036		14,650	6,608
0.443% due 03/25/2037		19,259	8,629
0.443% due 05/25/2037		36,798	19,800
0.453% due 05/25/2037		19,500	10,472
0.603% due 11/25/2035		22,000	17,660
0.653% due 06/25/2034		2,108	2,019
0.933% due 01/25/2034		78	77
0.993% due 07/25/2037		3,041	2,795
1.003% due 04/25/2034		4,278	4,096
1.093% due 05/25/2034		11,661	10,749
1.123% due 06/25/2034		5,071	4,822
1.213% due 10/25/2033		4,492	4,096
1.213% due 11/25/2034		135	123
1.253% due 09/25/2034		323	293
1.273% due 03/25/2033		77	74
1.393% due 06/25/2033		3,322	3,193
1.443% due 07/25/2037		8,210	4,133
Morgan Stanley Dean Witter Capital, Inc.
1.543% due 02/25/2033		1,874	1,703
Morgan Stanley Home Equity Loan Trust
0.293% due 04/25/2037		8,256	6,012
0.523% due 12/25/2035		323	297
0.543% due 04/25/2037		2,000	1,125
Morgan Stanley IXIS Real Estate Capital Trust
0.263% due 11/25/2036		16,713	7,105
0.303% due 11/25/2036		19,215	8,223

0.413% due 11/25/2036		20,087	8,768
Morgan Stanley Mortgage Loan Trust
0.423% due 02/25/2037		836	454
5.622% due 01/25/2047		1,118	1,037
5.750% due 04/25/2037 ^		730	585
5.754% due 01/25/2047		18,236	14,545
6.000% due 07/25/2047 ^		1,035	917
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019		1,956	1,946
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019		2,018	2,012
N-Star Real Estate CDO Ltd.
0.544% due 07/27/2040		4,785	4,450
Nationstar Home Equity Loan Trust
0.323% due 06/25/2037		604	557
0.363% due 09/25/2036		192	186
0.423% due 03/25/2037		766	569
0.443% due 06/25/2037		340	214
0.513% due 04/25/2037		550	284
Navigare Funding CLO Ltd.
0.534% due 05/20/2019		2,265	2,257
New Century Home Equity Loan Trust
0.373% due 05/25/2036		1,277	759
0.703% due 07/25/2035		836	672
0.933% due 08/25/2034		181	166
Newcastle CDO Ltd.
0.460% due 05/25/2052		26,090	25,242
0.613% due 12/24/2039		24,452	22,801
Newcastle Investment Trust
6.000% due 07/10/2035		14,428	14,616
6.800% due 12/10/2033		14,113	15,304
Oakwood Mortgage Investors, Inc.
5.190% due 09/15/2019		6,470	6,436
5.410% due 11/15/2032		8,571	8,605
6.190% due 12/15/2013		1,574	1,633
6.340% due 04/15/2029		969	989
7.945% due 03/15/2022		4,115	3,172
8.150% due 09/15/2029		6,635	5,192
Octagon Investment Partners Ltd.
0.533% due 08/25/2021		10,000	9,562
0.573% due 11/28/2018		2,095	2,078
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.443% due 12/25/2035		4,729	4,653
Option One Mortgage Loan Trust
0.333% due 01/25/2037		10,000	5,125
0.333% due 02/25/2037		2,300	1,217
0.373% due 07/25/2037		9,244	4,937
0.653% due 11/25/2035		5,000	3,419
1.048% due 10/25/2032		5,579	5,046
1.093% due 07/25/2032		2,032	1,871
1.093% due 01/25/2034		4,714	4,302
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		4,249	4,374
7.650% due 03/15/2032		8,719	9,275
Ownit Mortgage Loan Trust
3.708% due 12/25/2036		13,939	6,317
Pacifica CDO Corp.
0.536% due 01/26/2020		15,568	15,536
Park Place Securities, Inc.
0.643% due 09/25/2035		200	185
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.663% due 09/25/2035		12,500	10,517
0.693% due 07/25/2035		6,275	5,826
0.713% due 01/25/2036		3,859	3,787
0.913% due 03/25/2035		4,500	3,783
1.213% due 12/25/2034		2,646	2,643
Penta CLO S.A.
0.518% due 06/04/2024	EUR	14,912	18,478
People’s Choice Home Loan Securities Trust
0.913% due 05/25/2035 ^		$6,000	4,856
Plymouth Rock CLO Ltd.
3.274% due 02/16/2019		1,974	1,970
Popular ABS Mortgage Pass-Through Trust
0.473% due 07/25/2035		1,493	1,229
0.853% due 08/25/2035		4,326	3,882
4.733% due 01/25/2036		192	169
5.277% due 04/25/2035		129	106
Primus CLO Ltd.
0.510% due 07/15/2021		10,039	9,709
Quest Trust
2.443% due 05/25/2033		657	642
RAAC Series
0.383% due 09/25/2045		491	481
0.483% due 05/25/2046		19,166	16,505
0.543% due 02/25/2046		854	684
0.543% due 11/25/2046		1,164	892

0.573% due 10/25/2046		4,434	3,551
0.693% due 02/25/2037		5,000	3,145
1.393% due 09/25/2047		5,654	5,480
Renaissance Home Equity Loan Trust
0.633% due 08/25/2033		2,112	1,943
0.693% due 12/25/2033		154	155
Residential Asset Mortgage Products Trust
0.363% due 07/25/2036		5,014	4,706
0.373% due 11/25/2036		23,287	19,689
0.383% due 03/25/2036		4,421	4,115
0.423% due 01/25/2036		7,521	6,889
0.623% due 11/25/2035		9,673	8,070
0.743% due 02/25/2035		5,645	5,197
0.783% due 08/25/2035		13,673	11,489
1.063% due 02/25/2034		5,447	5,069
1.123% due 06/25/2034		6,334	5,543
1.183% due 10/25/2033		8,487	7,409
4.790% due 06/25/2033		69	71
4.828% due 12/25/2033		288	291
5.340% due 08/25/2033		1,503	1,473
5.800% due 10/25/2033		247	243
Residential Asset Securities Corp. Trust
0.353% due 06/25/2036		5,207	4,794
0.353% due 07/25/2036		19,334	15,535
0.363% due 11/25/2036		15,395	11,875
0.373% due 04/25/2036		1,851	1,696
0.433% due 10/25/2036		8,000	2,959
0.453% due 07/25/2036		2,200	1,528
0.513% due 01/25/2036		5,087	4,729
0.563% due 03/25/2036		13,529	11,400
0.603% due 11/25/2035		11,690	10,648
0.653% due 01/25/2036		8,000	5,908
0.693% due 07/25/2032 ^		166	136
0.783% due 08/25/2035		7,500	5,920
0.793% due 04/25/2035		4,724	4,154
0.943% due 04/25/2034		3,938	3,117
0.988% due 01/25/2035		7,335	6,701
1.018% due 02/25/2034		8,170	7,450
1.033% due 12/25/2034		11,908	10,466
5.120% due 12/25/2033		4,298	3,877
6.084% due 06/25/2032 ^		4,685	4,453
6.349% due 03/25/2032		202	192
Salomon Brothers Mortgage Securities, Inc.
1.093% due 11/25/2033		2,370	2,175
Saturn CLO Ltd.
0.500% due 05/13/2022		18,000	17,494
Saturn Ventures Ltd.
1.473% due 11/03/2038		14,364	13,933
Saxon Asset Securities Trust
0.693% due 03/25/2032		855	772
1.168% due 12/25/2033		7,575	6,943
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		670	197
0.273% due 11/25/2036 ^		261	90
0.443% due 06/25/2036		14,188	8,961
0.853% due 10/25/2035		87	86
Silver Birch CLO BV
0.648% due 02/10/2020	EUR	674	872
SLC Student Loan Trust
4.750% due 06/15/2033		$1,480	1,383
SLM Student Loan Trust
0.377% due 10/25/2039	EUR	10,000	11,435
0.453% due 03/15/2024		$3,200	3,055
0.463% due 12/15/2023		17,705	16,685
0.469% due 12/15/2023	EUR	10,071	12,867
0.479% due 09/15/2021		3,166	4,115
0.513% due 12/16/2041		$4,000	2,791
2.843% due 12/16/2019		4,900	5,002
3.443% due 05/16/2044		42,075	43,572
Soundview Home Loan Trust
0.273% due 06/25/2037		148	125
0.303% due 02/25/2037		278	126
0.313% due 11/25/2036		25,051	9,361
0.323% due 07/25/2037		137	100
0.363% due 11/25/2036		39,696	15,009
0.373% due 05/25/2036		529	490
0.403% due 06/25/2037		14,380	7,490
0.423% due 06/25/2036		10,000	6,110
0.453% due 12/25/2035		2,483	2,451
0.703% due 08/25/2035		26,000	21,614
1.493% due 11/25/2033		1,633	1,630
Streeterville ABS CDO Ltd.
0.623% due 11/03/2040		264,304	190,299
Structured Asset Investment Loan Trust
0.343% due 07/25/2036		18,550	12,123
0.703% due 08/25/2035		2,000	1,153

0.713% due 07/25/2035		12,000	9,163
0.893% due 04/25/2033		952	903
0.928% due 03/25/2035		8,100	6,858
1.168% due 09/25/2034		238	176
Structured Asset Securities Corp.
0.343% due 05/25/2037		424	421
0.363% due 06/25/2037		10,520	2,313
0.513% due 05/25/2037		13,000	10,783
0.773% due 01/25/2033		183	171
1.293% due 10/25/2037		82,906	39,113
1.543% due 04/25/2033		694	667
1.694% due 04/25/2035		1,175	1,098
3.450% due 02/25/2032		924	912
5.410% due 06/25/2033		239	238
5.560% due 05/25/2034		1,163	1,215
8.089% due 05/25/2031		4,660	4,153
Symphony CLO Ltd.
1.027% due 01/15/2024		88,800	87,311
Triaxx Prime CDO Ltd.
0.454% due 10/02/2039		59,952	42,866
Truman Capital Mortgage Loan Trust
0.453% due 03/25/2036		269	227
0.943% due 12/25/2032		3,200	3,000
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,467
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		1,344	1,376
6.570% due 08/07/2024		724	749
Venture CDO Ltd.
0.506% due 01/20/2022		10,000	9,716
WaMu Asset-Backed Certificates
0.303% due 04/25/2037		77	34
0.363% due 07/25/2047		11,000	5,123
Wasatch Ltd.
0.433% due 11/14/2022		59,236	57,611
0.515% due 11/14/2022		98,727	96,425
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		222	87
0.343% due 05/25/2036		28,496	15,065
0.373% due 10/25/2036		22,322	8,890
0.433% due 08/25/2036		14,973	6,746
Wells Fargo Home Equity Trust
0.823% due 04/25/2034		315	249
Wrightwood Capital Real Estate CDO Ltd.
0.594% due 11/21/2040		59,235	52,719

Total Asset-Backed Securities (Cost $5,478,892)			5,833,170

SOVEREIGN ISSUES 2.0%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	5,000	6,753
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	877,000	273,703
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		154,000	67,558
10.000% due 01/01/2021		277,000	118,619
10.000% due 01/01/2023		156,000	66,252
Korea Housing Finance Corp.
4.125% due 12/15/2015		$11,500	12,159

Total Sovereign Issues (Cost $558,131)			545,044

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Citigroup, Inc.		19,546	937

HEALTH CARE 0.0%
NVHL S.A. ‘A’ (d)(h)		8,220	23
NVHL S.A. ‘B’ (d)(h)		8,220	23
NVHL S.A. ‘C’ (d)(h)		8,220	23
NVHL S.A. ‘D’ (d)(h)		8,220	23
NVHL S.A. ‘E’ (d)(h)		8,220	23
NVHL S.A. ‘F’ (d)(h)		8,220	22
NVHL S.A. ‘G’ (d)(h)		8,220	22
NVHL S.A. ‘H’ (d)(h)		8,220	22
NVHL S.A. ‘I’ (d)(h)		8,220	22

NVHL S.A. ‘J’ (d)(h)	8,220	22

		225

Total Common Stocks (Cost $1,111)		1,162

WARRANTS 0.0%
INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017	6,775	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (f)	1,200	1,433

INDUSTRIALS 0.0%
United Technologies Corp.
7.500% due 08/01/2015	70,000	4,155

UTILITIES 0.0%
PPL Corp.
9.500% due 07/01/2013	68,700	3,601

Total Convertible Preferred Securities (Cost $8,062)		9,189

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
8.500% due 05/15/2016 (f)	40,000	1,034
GMAC Capital Trust
8.125% due 02/15/2040	30,000	782
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	51,000	1,216

		3,032

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (f)	60,000	6,193

Total Preferred Securities (Cost $8,329)		9,225

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.3%
REPURCHASE AGREEMENTS (i) 0.7%		202,322

U.S. TREASURY BILLS 2.0%
0.121% due 08/15/2013 - 06/26/2014 (e)(j)(k)(m)	$552,177	551,632

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (g) 2.6%
PIMCO Short-Term Floating NAV Portfolio	39,757	398
PIMCO Short-Term Floating NAV Portfolio III	71,852,722	717,880

		718,278

Total Short-Term Instruments (Cost $1,472,386)		1,472,232

PURCHASED OPTIONS (l) 0.0%
(Cost $759)		1,104

Total Investments 120.1% (Cost $32,502,043)		$33,369,254
Other Assets and Liabilities (Net) (20.1%)		(5,595,982)

Net Assets 100.0%		$27,773,272

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$26	$23	0.00%
NVHL S.A. ‘B’	03/09/2012	26	23	0.00%
NVHL S.A. ‘C’	03/09/2012	26	23	0.00%
NVHL S.A. ‘D’	03/09/2012	27	23	0.00%
NVHL S.A. ‘E’	03/09/2012	27	23	0.00%
NVHL S.A. ‘F’	03/09/2012	27	22	0.00%
NVHL S.A. ‘G’	03/09/2012	27	22	0.00%
NVHL S.A. ‘H’	03/09/2012	27	22	0.00%
NVHL S.A. ‘I’	03/09/2012	27	22	0.00%
NVHL S.A. ‘J’	03/09/2012	27	22	0.00%

		$267	$225	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$12,700	U.S. Treasury Bonds 2.750% due 08/15/2042	$(13,235)	$12,700	$12,700
BRC	0.170%	06/28/2013	07/01/2013	188,100	U.S. Treasury Notes 1.875% due 06/30/2015	(190,248)	188,100	188,103
SSB	0.010%	06/28/2013	07/01/2013	1,522	Fannie Mae 2.200% due 10/17/2022	(1,554)	1,522	1,522

						$(205,037)	$202,322	$202,325

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Reverse Repurchase Agreements
BCY	(1.250%)	05/22/2013	04/17/2015		$2,248	$(2,245)
BRC	0.400%	06/24/2013	09/24/2013	EUR	5,956	(7,753)

						$(9,998)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
BCY	0.0%	06/28/2013	07/01/2013	$188,168	$(188,168)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $262,355 at a weighted average interest rate of (2.060%).

(j)	Securities with an aggregate market value of $258,128 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
British pound currency September Futures	Short	09/2013	436	$315
Euro currency September Futures	Short	09/2013	800	3,288

				$3,603

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	$67,400	$(2,868)	$598

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$91,971	$4,629	$7,398
CDX.HY-19 5-Year Index	5.000%	12/20/2017	1,279,150	54,451	45,489
CDX.HY-20 5-Year Index	5.000%	06/20/2018	714,300	20,513	(9,015)

				$79,593	$43,873

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$(10,848)	$(10,835)
Pay	3-Month CAD-Bank Bill	3.000%	03/19/2027		376,200	(8,043)	(26,809)
Pay	3-Month CAD-Bank Bill	2.750%	12/17/2027		132,800	(7,900)	(9,040)
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2043		415,500	41,321	32,485
Receive	3-Month USD-LIBOR	1.000%	06/19/2018		$367,600	9,637	10,045
Receive	3-Month USD-LIBOR	1.500%	06/19/2020		237,000	9,823	5,675
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		439,200	27,240	13,252
Receive	3-Month USD-LIBOR	2.000%	12/18/2023		553,400	44,211	29,462
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	3,175,400	(63,839)	(65,048)

						$41,602	$(20,813)

(k)	Securities with an aggregate market value of $107,382 and cash of $168,523 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	82,687	$	76,835	BRC	$1,258	$0	$1,258
07/2013		35,624		32,921	DUB	360	0	360
07/2013		24,354		23,369	GLM	1,110	0	1,110
07/2013		126,934		119,107	HUS	3,088	0	3,088
07/2013		366,513		358,596	WST	23,599	0	23,599
07/2013	BRL	15,467		7,000	CBK	69	0	69
07/2013		591,681		275,149	HUS	9,982	0	9,982
07/2013		484,103		218,498	MSC	1,542	0	1,542
07/2013		123,058		55,542	UAG	392	0	392
07/2013	EUR	3,383		4,415	FBF	42	(30)	12
07/2013		2,117,348		2,741,356	JPM	0	(14,689)	(14,689)
07/2013	GBP	481,619		730,134	HUS	0	(2,384)	(2,384)
07/2013	JPY	305,900		3,028	BRC	0	(57)	(57)
07/2013		277,200		2,797	CBK	2	0	2
07/2013		612,100		5,963	DUB	0	(209)	(209)
07/2013		278,700		2,844	FBF	33	0	33
07/2013		1,438,900		14,265	HUS	52	(295)	(243)
07/2013		275,000		2,809	JPM	36	0	36
07/2013		304,700		2,996	MSC	0	(76)	(76)
07/2013		575,700		5,798	RBC	0	(7)	(7)
07/2013		298,000		2,917	RYL	0	(88)	(88)

07/2013		26,992,684		273,407	UAG	1,232	0	1,232
07/2013	KRW	34,501,760		29,628	BRC	0	(558)	(558)
07/2013	$	4,961	AUD	5,207	BRC	0	(202)	(202)
07/2013		41,073		43,105	CBK	0	(1,675)	(1,675)
07/2013		23,063		24,008	DUB	0	(1,120)	(1,120)
07/2013		99,680		107,481	HUS	0	(1,441)	(1,441)
07/2013		995		1,035	JPM	0	(49)	(49)
07/2013		51,444		55,187	MSC	0	(1,003)	(1,003)
07/2013		8,932		9,348	RYL	0	(388)	(388)
07/2013		6,981	BRL	15,467	CBK	0	(49)	(49)
07/2013		267,052		591,681	HUS	0	(1,885)	(1,885)
07/2013		226,341		484,103	MSC	0	(9,386)	(9,386)
07/2013		57,477		123,058	UAG	0	(2,327)	(2,327)
07/2013		2,040	EUR	1,530	BRC	0	(49)	(49)
07/2013		61,600		46,184	CBK	0	(1,484)	(1,484)
07/2013		2,719,747		2,072,053	DUB	0	(22,660)	(22,660)
07/2013		1,272		964	MSC	0	(17)	(17)
07/2013		730,647	GBP	474,914	BRC	0	(8,327)	(8,327)
07/2013		3,582		2,280	FBF	0	(114)	(114)
07/2013		5,741		3,718	GLM	0	(86)	(86)
07/2013		1,109		707	HUS	0	(33)	(33)
07/2013		129,061	JPY	12,220,200	BPS	0	(5,841)	(5,841)
07/2013		30,904	KRW	34,501,760	SCX	0	(718)	(718)
08/2013	BRL	165,309	$	75,039	BOA	1,472	0	1,472
08/2013		48,058		21,574	BPS	187	0	187
08/2013		11,789		5,294	BRC	48	0	48
08/2013		11,786		5,275	CBK	29	0	29
08/2013		73,000		32,642	HUS	155	0	155
08/2013		104,138		47,136	JPM	791	0	791
08/2013		804,400		368,530	MSC	10,550	0	10,550
08/2013		123,058		57,125	UAG	2,360	0	2,360
08/2013	EUR	2,066,574		2,712,959	DUB	22,674	0	22,674
08/2013	GBP	547,798		841,096	BRC	8,267	(168)	8,099
08/2013		3,718		5,740	GLM	86	0	86
08/2013		23,558		36,329	HUS	506	0	506
08/2013	$	2,933	BRL	5,957	BOA	0	(282)	(282)
08/2013		6,028		12,520	BRC	0	(456)	(456)
08/2013		5,852		12,072	CBK	0	(480)	(480)
08/2013		12,037		25,187	FBF	0	(828)	(828)
08/2013		2,970		6,119	GLM	0	(247)	(247)
08/2013		32,917		70,854	HUS	0	(1,385)	(1,385)
08/2013		8,825		18,422	JPM	0	(627)	(627)
08/2013		295,261		601,732	UAG	0	(27,473)	(27,473)
08/2013		41,799	GBP	27,276	FBF	0	(323)	(323)
08/2013		36,886		24,034	MSC	0	(339)	(339)
09/2013	CAD	18,178	$	17,831	BRC	581	0	581
09/2013		4,542		4,313	HUS	3	0	3
09/2013	MXN	252,215		20,427	JPM	1,096	0	1,096
09/2013	$	1,630	CAD	1,717	BRC	0	(1)	(1)
09/2013		2,725	EUR	2,032	JPM	0	(79)	(79)
09/2013		1,083	MXN	13,896	MSC	0	(18)	(18)
10/2013	KRW	12,887,698	$	11,112	JPM	0	(117)	(117)
10/2013		22,216,470		19,167	UAG	0	(191)	(191)
10/2013	$	29,528	KRW	34,501,760	BRC	534	0	534

						$92,136	$(110,261)	$(18,125)

(l)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	03/07/2014	$154,200	$281	$406
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	03/07/2014	265,600	478	698

							$759	$1,104

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Centex Corp.	BPS	(1.000%	)	06/20/2016	0.359%	$8,500	$(164)	$913	$(1,077)
D.R. Horton, Inc.	DUB	(1.000%	)	03/20/2016	1.038%	12,500	9	779	(770)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.132%	14,000	50	879	(829)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	0.793%	5,000	(17)	192	(209)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.880%	4,500	(17)	174	(191)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.198%	2,000	(57)	0	(57)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2017	1.634%	14,600	392	1,018	(626)

							$196	$3,955	$(3,759)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.429%		$3,100	$49	$(32)	$81
Japan Government International Bond	CBK	1.000%	03/20/2016	0.429%		700	11	(5)	16
Japan Government International Bond	CBK	1.000%	06/20/2016	0.461%		2,600	42	(1)	43
Japan Government International Bond	GST	1.000%	03/20/2016	0.429%		18,700	297	(194)	491
Japan Government International Bond	HUS	1.000%	06/20/2016	0.461%		6,700	109	(3)	112
Japan Government International Bond	JPM	1.000%	03/20/2016	0.429%		6,300	100	(76)	176
Japan Government International Bond	MYC	1.000%	03/20/2016	0.429%		7,500	119	(87)	206
Japan Government International Bond	RYL	1.000%	03/20/2016	0.429%		5,200	82	(61)	143
JC Penney Corp., Inc.	BPS	5.000%	09/20/2017	7.138%		5,000	(361)	(675)	314
JC Penney Corp., Inc.	MYC	5.000%	03/20/2018	7.599%		2,500	(237)	(450)	213
JC Penney Corp., Inc.	UAG	5.000%	09/20/2017	7.138%		4,000	(289)	(520)	231
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%		31,300	280	(1,754)	2,034
MetLife, Inc.	DUB	1.000%	03/20/2018	1.190%		10,000	(83)	(568)	485
Nokia OYJ	BOA	5.000%	06/20/2017	4.779%	EUR	6,000	73	(751)	824
Nokia OYJ	FBF	5.000%	06/20/2017	4.779%		24,200	295	(4,598)	4,893
Nokia OYJ	FBF	5.000%	09/20/2017	4.978%		1,100	4	(237)	241
Nokia OYJ	JPM	5.000%	06/20/2017	4.779%		20,100	245	(2,535)	2,780
NRG Energy, Inc.	GST	5.000%	06/20/2017	2.880%		$6,200	561	(434)	995
NRG Energy, Inc.	GST	5.000%	03/20/2019	3.977%		500	27	(42)	69
NRG Energy, Inc.	UAG	5.000%	03/20/2017	2.686%		100	9	(8)	17
NRG Energy, Inc.	UAG	5.000%	06/20/2017	2.880%		600	49	(60)	109
Panasonic Corp.	BOA	1.000%	12/20/2017	1.324%	JPY	160,000	(23)	(304)	281
Panasonic Corp.	GST	1.000%	12/20/2017	1.324%		80,000	(11)	(133)	122
Panasonic Corp.	JPM	1.000%	12/20/2017	1.324%		890,000	(126)	(1,483)	1,357
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.805%		$800	(13)	(25)	12
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.805%		1,000	(18)	(29)	11
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		400	(7)	(13)	6
SLM Corp.	BOA	5.000%	12/20/2013	0.628%		1,100	25	0	25
SLM Corp.	CBK	5.000%	12/20/2013	0.628%		800	18	69	(51)
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	1.687%	JPY	890,000	(12)	(779)	767
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	1.687%		80,000	(2)	(44)	42
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	1.687%		70,000	(3)	(43)	40
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%		48,000	(1)	(68)	67
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	1.687%		220,000	(11)	(264)	253
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	0.900%		$2,700	328	(43)	371

							$1,526	$(16,250)	$17,776

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
PrimeX.ARM.2-AAA Index	BRC	(4.580%	)	12/25/2037	$11,137	$368	$473	$(105)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.A.6-1 Index	GST	0.540%	07/25/2045	$14,171	$(12,110)	$(12,347)	$237
ABX.HE.AA.6-1 Index	CBK	0.320%	07/25/2045	23,606	(7,067)	(11,508)	4,441
ABX.HE.AA.6-2 Index	FBF	0.170%	05/25/2046	35,764	(31,243)	(31,785)	542
ABX.HE.AA.6-2 Index	JPM	0.170%	05/25/2046	1,200	(1,048)	(504)	(544)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037	1,824	(1,727)	(1,449)	(278)
ABX.HE.AA.7-1 Index	JPM	0.150%	08/25/2037	497	(471)	(303)	(168)
ABX.HE.AA.7-2 Index	JPM	1.920%	01/25/2038	325	(304)	(202)	(102)
ABX.HE.AAA.7-1 Index	BOA	0.090%	08/25/2037	56,753	(26,492)	(31,853)	5,361
ABX.HE.AAA.7-1 Index	BRC	0.090%	08/25/2037	17,847	(8,330)	(10,083)	1,753
ABX.HE.AAA.7-1 Index	CBK	0.090%	08/25/2037	137,064	(63,980)	(77,140)	13,160
ABX.HE.AAA.7-1 Index	DUB	0.090%	08/25/2037	24,986	(11,663)	(14,054)	2,391
ABX.HE.AAA.7-1 Index	FBF	0.090%	08/25/2037	230,582	(107,633)	(129,615)	21,982
ABX.HE.AAA.7-1 Index	GST	0.090%	08/25/2037	53,540	(24,992)	(30,163)	5,171
ABX.HE.AAA.7-1 Index	JPM	0.090%	08/25/2037	17,847	(8,331)	(10,017)	1,686
ABX.HE.AAA.7-1 Index	MYC	0.090%	08/25/2037	28,555	(13,329)	(16,026)	2,697
ABX.HE.AAA.7-1 Index	RYL	0.090%	08/25/2037	33,017	(15,412)	(18,527)	3,115
ABX.HE.AAA.7-2 Index	BOA	0.760%	01/25/2038	6,747	(3,208)	(3,803)	595
ABX.HE.AAA.7-2 Index	DUB	0.760%	01/25/2038	22,517	(10,708)	(12,694)	1,986
ABX.HE.AAA.7-2 Index	FBF	0.760%	01/25/2038	131,560	(62,561)	(74,167)	11,606
ABX.HE.AAA.7-2 Index	MYC	0.760%	01/25/2038	16,867	(8,021)	(9,509)	1,488
ABX.HE.AAA.7-2 Index	RYL	0.760%	01/25/2038	6,747	(3,209)	(3,803)	594
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017	50,000	3,384	3,588	(204)
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017	25,000	1,692	2,438	(746)
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017	25,000	1,692	1,775	(83)
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017	25,000	1,692	2,450	(758)
CMBX.NA.AAA.2 Index	BOA	0.070%	03/15/2049	9,929	(285)	(335)	50
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	71,200	(2,959)	(1,901)	(1,058)
CMBX.NA.AAA.3 Index	CBK	0.080%	12/13/2049	50,000	(2,076)	(2,277)	201

CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	68,200	(2,832)	(1,816)	(1,016)
CMBX.NA.AAA.3 Index	FBF	0.080%	12/13/2049	87,900	(3,650)	(2,828)	(822)
CMBX.NA.AAA.3 Index	GST	0.080%	12/13/2049	38,000	(1,578)	(1,294)	(284)
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049	31,400	(1,306)	(1,498)	192
CMBX.NA.AAA.3 Index	MYC	0.080%	12/13/2049	50,000	(2,076)	(2,466)	390
CMBX.NA.AAA.3 Index	UAG	0.080%	12/13/2049	25,000	(1,040)	(1,594)	554
CMBX.NA.AAA.4 Index	BOA	0.350%	02/17/2051	64,981	(2,602)	(2,302)	(300)
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051	73,328	(2,937)	(2,558)	(379)
CMBX.NA.AAA.4 Index	DUB	0.350%	02/17/2051	224,355	(8,981)	(9,608)	627
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051	194,149	(7,772)	(10,588)	2,816
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051	146,655	(5,871)	(5,756)	(115)
CMBX.NA.AAA.4 Index	JPM	0.350%	02/17/2051	44,712	(1,790)	(1,750)	(40)
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	157,486	(6,304)	(7,456)	1,152
CMBX.NA.AAA.4 Index	RYL	0.350%	02/17/2051	14,904	(596)	(391)	(205)
CMBX.NA.AAA.4 Index	UAG	0.350%	02/17/2051	100,850	(4,033)	(3,665)	(368)
CMBX.NA.AAA.6 Index	BOA	0.500%	05/11/2063	44,000	(2,463)	(1,235)	(1,228)
CMBX.NA.AAA.6 Index	BRC	0.500%	05/11/2063	12,500	(699)	(444)	(255)
CMBX.NA.AAA.6 Index	CBK	0.500%	05/11/2063	25,000	(1,400)	(897)	(503)
CMBX.NA.AAA.6 Index	DUB	0.500%	05/11/2063	159,000	(8,899)	(4,321)	(4,578)
CMBX.NA.AAA.6 Index	FBF	0.500%	05/11/2063	90,000	(4,999)	(2,744)	(2,255)
CMBX.NA.AAA.6 Index	GST	0.500%	05/11/2063	12,500	(700)	(356)	(344)
CMBX.NA.AAA.6 Index	MYC	0.500%	05/11/2063	27,500	(1,539)	(998)	(541)
CMBX.NA.AAA.6 Index	UAG	0.500%	05/11/2063	57,500	(3,194)	(2,105)	(1,089)
CMBX.NA.AS.6 Index	BOA	1.000%	05/11/2063	8,000	(387)	(19)	(368)
CMBX.NA.AS.6 Index	BRC	1.000%	05/11/2063	20,000	(966)	(679)	(287)
CMBX.NA.AS.6 Index	DUB	1.000%	05/11/2063	10,000	(483)	(208)	(275)
CMBX.NA.AS.6 Index	FBF	1.000%	05/11/2063	48,000	(2,317)	(899)	(1,418)
CMBX.NA.AS.6 Index	RYL	1.000%	05/11/2063	20,000	(965)	(415)	(550)

					$(501,078)	$(564,704)	$63,626

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.250%	01/02/2014	JPM	BRL	250,000	$595	$0	$595
Pay	1-Year BRL-CDI	8.250%	01/02/2014	UAG		250,000	595	0	595
Pay	1-Year BRL-CDI	9.060%	01/02/2014	HUS		870,000	6,535	4,775	1,760
Pay	1-Year BRL-CDI	7.400%	01/02/2015	UAG		150,000	(1,940)	(280)	(1,660)
Pay	1-Year BRL-CDI	7.535%	01/02/2015	MYC		409,700	(4,864)	(207)	(4,657)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM		319,000	(3,770)	(222)	(3,548)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		704,900	(8,123)	(328)	(7,795)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		521,000	(5,896)	(67)	(5,829)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		9,000	(89)	16	(105)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		83,200	(751)	194	(945)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		1,406,000	(4,903)	3,974	(8,877)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		475,000	(822)	2,267	(3,089)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		239,900	(6,246)	(464)	(5,782)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		219,700	(5,151)	260	(5,411)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		54,000	(1,247)	87	(1,334)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		609,900	(14,088)	966	(15,054)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		720,000	(11,865)	1,037	(12,902)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		315,000	(5,843)	241	(6,084)
Pay	1-Year BRL-CDI	9.120%	01/02/2017	BPS		135,000	(2,272)	339	(2,611)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		16,200	(267)	58	(325)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		990,000	(16,391)	3,084	(19,475)
Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	BRC	AUD	97,200	1,334	(138)	1,472
Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	GLM		145,800	2,001	(204)	2,205
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		75,000	4,257	43	4,214
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		100,000	5,677	98	5,579
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	UAG		128,000	7,267	(102)	7,369
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	2,209,000	(2,933)	(1,588)	(1,345)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	GLM		625,000	(830)	(433)	(397)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		750,000	(996)	(493)	(503)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	JPM		130,000	(173)	(76)	(97)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		460,000	(610)	(338)	(272)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		915,000	146	34	112

Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC	130,000	21	14	7
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM	500,000	80	114	(34)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS	80,000	13	15	(2)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC	1,105,000	176	38	138
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG	150,000	24	11	13
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC	500,000	(2,706)	(429)	(2,277)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC	2,193,000	(8,835)	(46)	(8,789)

						$(82,890)	$12,250	$(95,140)

(m)	Securities with an aggregate market value of $617,371 and cash of $32,764 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$1,379,185	$413,906	$1,793,091
Corporate Bonds & Notes
Banking & Finance	0	2,698,319	32,984	2,731,303
Industrials	0	1,246,222	216,365	1,462,587
Utilities	0	711,533	778	712,311
Convertible Bonds & Notes
Banking & Finance	0	30,266	0	30,266
Industrials	0	489	0	489
Municipal Bonds & Notes
California	0	36,006	0	36,006
New Jersey	0	7,086	0	7,086
New York	0	8,495	0	8,495
Ohio	0	1,579	0	1,579
Tennessee	0	2,510	0	2,510
U.S. Government Agencies	0	7,896,183	12,891	7,909,074
U.S. Treasury Obligations	0	1,808,220	0	1,808,220
Mortgage-Backed Securities	0	8,829,749	165,362	8,995,111
Asset-Backed Securities	0	5,359,587	473,583	5,833,170
Sovereign Issues	0	545,044	0	545,044
Common Stocks
Financials	937	0	0	937
Health Care	0	0	225	225
Warrants
Industrials	0	0	0	0
Convertible Preferred Securities
Banking & Finance	1,433	0	0	1,433
Industrials	4,155	0	0	4,155
Utilities	3,601	0	0	3,601
Preferred Securities
Banking & Finance	3,032	0	0	3,032
Industrials	0	6,193	0	6,193
Short-Term Instruments
Repurchase Agreements	0	202,322	0	202,322
U.S. Treasury Bills	0	551,632	0	551,632
Central Funds Used for Cash Management Purposes	718,278	0	0	718,278
Purchased Options
Interest Rate Contracts	0	0	1,104	1,104
	$731,436	$31,320,620	$1,317,198	$33,369,254

Financial Derivative Instruments - Assets
Credit Contracts	0	155,729	371	156,100
Foreign Exchange Contracts	3,603	92,136	0	95,739
Interest Rate Contracts	0	114,978	0	114,978
	$3,603	$362,843	$371	$366,817

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(34,091)	0	(34,091)
Foreign Exchange Contracts	0	(110,261)	0	(110,261)
Interest Rate Contracts	0	(230,931)	0	(230,931)

	$0	$(375,283)	$0	$(375,283)

Totals	$735,039	$31,308,180	$1,317,569	$33,360,788

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$194,379	$95,471	$(31,323)	$(1,922)	$32	$(428)	$167,697	$(10,000)	$413,906	$1,710
Corporate Bonds & Notes Banking & Finance	25,226	8,864	(213)	(1)	0	(892)	0	0	32,984	(877)
Industrials	211,463	21,104	(15,063)	(254)	(749)	(136)	0	0	216,365	441
Utilities	811	0	0	0	0	(33)	0	0	778	(33)
U.S. Government Agencies	0	13,342	(94)	0	0	(357)	0	0	12,891	(357)
Mortgage-Backed Securities	39,396	121,879	(2,957)	500	280	(2,795)	9,059	0	165,362	(3,074)
Asset-Backed Securities	434,121	95,717	(2,301)	318	363	(1,916)	0	(52,719)	473,583	(112)
Common Stocks
Health Care	147	0	0	0	0	78	0	0	225	77
Warrants
Industrials	0	0	0	0	0	0	0	0	0	0
Purchased Options
Interest Rate Contracts	352	0	0	0	0	752	0	0	1,104	752

	$905,895	$356,377	$(51,951)	$(1,359)	$(74)	$(5,727)	$176,756	$(62,719)	$1,317,198	$(1,473)

Financial Derivative Instruments – Assets
Credit Contracts	$270	$0	$0	$0	$0	$101	$0	$0	$371	$101

Totals	$906,165	$356,377	$(51,951)	$(1,359)	$(74)	$(5,626)	$176,756	$(62,719)	$1,317,569	$(1,372)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$23,718	Benchmark Pricing	Base Price	105.49
	390,188	Third Party Vendor	Broker Quote	97.00 - 104.38
Corporate Bonds & Notes
Banking & Finance	24,614	Benchmark Pricing	Base Price	96.00 - 100.88
	8,370	Third Party Vendor	Broker Quote	100.00 - 105.41
Industrials	6,215	Benchmark Pricing	Base Price	100.00
	210,150	Third Party Vendor	Broker Quote	96.25 - 117.00
Utilities	778	Third Party Vendor	Broker Quote	94.00
U.S. Government Agencies	12,891	Other Valuation Techniques (4)	—	—
Mortgage-Backed Securities	141,185	Benchmark Pricing	Base Price	49.42 - 111.00
	8,989	Other Valuation Techniques (4)	—	—
	15,188	Third Party Vendor	Broker Quote	0.66 - 102.50
Asset-Backed Securities	473,583	Benchmark Pricing	Base Price	55.00 - 101.00
Common Stocks
Health Care	225	Other Valuation Techniques (4)	—	—
Purchased Options
Interest Rate Contracts	1,104	Indicative Market Quotation	—	0.26

Financial Derivative Instruments - Assets
Credit Contracts	371	Indicative Market Quotation	Broker Quote	12.01

Total	$1,317,569

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.3%
BANKING & FINANCE 1.0%
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	100	$130
BNP Paribas S.A.
1.179% due 01/10/2014		$250	251
Export-Import Bank of India
2.426% due 03/30/2016		3,000	2,994
Intesa Sanpaolo SpA
3.125% due 01/15/2016		800	787

			4,162

UTILITIES 0.3%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,000	1,315

Total Corporate Bonds & Notes (Cost $5,512)			5,477

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.500% due 05/27/2015		$2,000	2,004
4.119% due 02/25/2018 (a)		5,362	819

Total U.S. Government Agencies (Cost $2,837)			2,823

U.S. TREASURY OBLIGATIONS 47.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		737	757
0.125% due 01/15/2022		205	201
0.125% due 07/15/2022		40,499	39,581
0.125% due 01/15/2023		58,230	56,419
0.625% due 07/15/2021 (i)		4,127	4,261
0.750% due 02/15/2042		51	45
1.125% due 01/15/2021		30,296	32,400
1.250% due 07/15/2020		640	695
1.375% due 01/15/2020		1,075	1,172
1.625% due 01/15/2015		3,410	3,547
1.750% due 01/15/2028		5,550	6,216
1.875% due 07/15/2015		598	636
2.000% due 01/15/2014		3,020	3,064
2.000% due 07/15/2014 (i)(l)		9,993	10,321
2.375% due 01/15/2025 (i)		3,454	4,115
2.375% due 01/15/2027		1,845	2,220
2.500% due 01/15/2029		8,123	10,010
3.875% due 04/15/2029		2,829	4,076
U.S. Treasury Notes
0.250% due 11/30/2013 (i)		638	638
0.250% due 01/31/2014		2,000	2,002
0.250% due 02/28/2014		100	100
0.250% due 03/31/2014 (i)(l)		9,808	9,815
0.250% due 04/30/2014		3,200	3,202
0.250% due 05/31/2014		2,700	2,702
0.250% due 06/30/2014		100	100
0.750% due 06/15/2014		300	302
1.000% due 01/15/2014		400	402
1.000% due 05/15/2014		2,600	2,618
1.250% due 02/15/2014		1,296	1,305
1.250% due 03/15/2014 (i)		904	911
1.250% due 04/15/2014		300	302
1.750% due 01/31/2014		100	101
1.750% due 03/31/2014		300	304
1.875% due 02/28/2014		1,100	1,113
2.250% due 05/31/2014		1,000	1,019

Total U.S. Treasury Obligations (Cost $218,957)			206,672

MORTGAGE-BACKED SECURITIES 0.9%
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049		300	337
Bear Stearns Adjustable Rate Mortgage Trust
5.250% due 03/25/2035		245	233
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029		500	512
Countrywide Alternative Loan Trust
6.000% due 04/25/2037		520	398

GSR Mortgage Loan Trust
6.000% due 11/25/2035 ^		1,200	1,117
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		300	335
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		300	330
Wells Fargo Mortgage-Backed Securities Trust
2.649% due 10/25/2035		326	307
4.591% due 12/25/2033		210	214

Total Mortgage-Backed Securities (Cost $3,845)			3,783

ASSET-BACKED SECURITIES 1.0%
Avalon Capital Ltd.
0.544% due 02/24/2019		113	113
Avenue CLO Ltd.
0.536% due 10/30/2017		681	681
Four Corners CLO Ltd.
0.547% due 01/26/2020		615	610
Galaxy CLO Ltd.
0.516% due 04/25/2019		227	225
Goldentree Loan Opportunities Ltd.
0.972% due 10/18/2021		900	895
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 07/25/2035		300	278
Residential Asset Mortgage Products Trust
0.363% due 05/25/2036		501	491
Saxon Asset Securities Trust
0.988% due 03/25/2035		477	407
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		248	248
Wood Street CLO BV
0.587% due 03/29/2021	EUR	189	241

Total Asset-Backed Securities (Cost $4,172)			4,189

SOVEREIGN ISSUES 6.0%
Australia Government CPI Linked Bond
1.250% due 02/21/2022	AUD	1,000	930
2.500% due 09/20/2030		200	220
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	500	667
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	25,275	7,888
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024		800	883
6.000% due 08/15/2040		200	226
6.000% due 08/15/2050		400	456
Denmark Government Bond
0.100% due 11/15/2023 (c)	DKK	17,013	2,914
Mexico Government International Bond
4.320% due 01/30/2020	MXN	21,900	1,676
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	6,000	4,636
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	3,071	4,195
Sweden Government International Bond CPI Linked Bond
0.250% due 06/01/2022	SEK	900	131
3.500% due 12/01/2028		2,400	610
United Kingdom Gilt
1.750% due 09/07/2022	GBP	200	287
Xunta de Galicia
5.763% due 04/03/2017	EUR	200	274
6.131% due 04/03/2018		100	139

Total Sovereign Issues (Cost $28,404)			26,132

	SHARES
MUTUAL FUNDS (d)(e) 16.1%
PIMCO Emerging Markets Currency Fund		6,903,139	69,929

Total Mutual Funds (Cost $71,845)			69,929

REAL ESTATE INVESTMENT TRUSTS 1.0%
AvalonBay Communities, Inc.		16,007	2,159
Equity Residential		37,096	2,154

Total Real Estate Investment Trusts (Cost $4,069)			4,313

SHORT-TERM INSTRUMENTS 26.3%
CERTIFICATES OF DEPOSIT 0.2%
Banco do Brasil S.A.
0.000% due 01/24/2014	$900	895

COMMERCIAL PAPER 0.8%
Dominion Resources, Inc.
0.290% due 07/01/2013	1,300	1,300
Duke Energy Corp.
0.300% due 07/22/2013	1,300	1,300
Santander S.A.
2.370% due 01/02/2014	800	794

		3,394

REPURCHASE AGREEMENTS (f) 4.7%		20,161

SHORT-TERM NOTES 0.8%
Federal Home Loan Bank
0.051% due 07/29/2013	700	700
Freddie Mac
0.112% due 01/23/2014	1,100	1,099
0.142% due 10/08/2013 - 10/10/2013	700	700
0.162% due 01/15/2014 - 02/11/2014	800	800

		3,299

U.S. TREASURY BILLS 1.4%
0.127% due 08/15/2013 - 06/26/2014 (b)(i)(l)	6,100	6,094

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 18.4%
PIMCO Short-Term Floating NAV Portfolio	2,770	28
PIMCO Short-Term Floating NAV Portfolio III	7,989,676	79,825

		79,853

Total Short-Term Instruments (Cost $113,696)		113,696

PURCHASED OPTIONS (g)(j) 0.3%
(Cost $1,278)		1,222

Total Investments 101.3% (Cost $454,615)		$438,236
Written Options (h)(k) (0.3%) (Premiums $1,077)		(1,439)
Other Assets and Liabilities (Net) (1.0%)		(4,132)

Net Assets 100.0%		$432,665

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$6,700	U.S. Treasury Bills 0.156% due 06/26/2014	$(6,834)	$6,700	$6,700
BRC	0.180%	06/28/2013	07/01/2013	6,700	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(6,863)	6,700	6,700
JPS	0.200%	06/28/2013	07/01/2013	5,300	U.S. Treasury Notes 1.500% due 07/31/2016	(5,422)	5,300	5,300
SSB	0.010%	06/28/2013	07/01/2013	1,461	Fannie Mae 2.200% due 10/17/2022	(1,491)	1,461	1,461

						$(20,610)	$20,161	$20,161

(1)	Includes accrued interest.

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,650 at a weighted average interest rate of 0.118%.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Purchased Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude December Futures	$118.750	12/31/2013	6	$11	$3
Call - NYMEX Brent Crude November Futures	118.750	11/29/2013	6	10	3
Call - NYMEX Brent Crude October Futures	118.750	10/31/2013	6	10	2

				$31	$8

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index September Futures	1,325.000	09/20/2013	300	$340	$73

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares U.S. Real Estate Dow Jones Index Fund	$50.000	01/17/2015	5,082	$895	$1,137

(h)	Written Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - NYMEX Ultra-Low Sulfur Diesel December Futures	$3.300	12/31/2013	6	$13	$(6)
Call - NYMEX Ultra-Low Sulfur Diesel November Futures	3.300	11/29/2013	6	13	(4)
Call - NYMEX Ultra-Low Sulfur Diesel October Futures	3.300	10/31/2013	6	13	(2)
Call - NYMEX WTI Brent Crude Spread May Futures	6.000	05/14/2014	6	10	(13)
Call - NYMEX WTI Brent Crude Spread November Futures	6.000	11/13/2013	74	90	(161)
Put - NYMEX WTI Brent Crude Spread November Futures	11.000	11/13/2013	2	3	(1)
Call - NYMEX WTI Light Sweet Crude Oil August Futures	103.000	07/17/2013	23	11	(3)

				$153	$(190)

Options on Exchange - Traded Futures Contracts

Description	Exercise Price/Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	16	$10	$(46)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	16	4	0
Put - CME E-mini S&P 500 Index September Futures	1,250.000	09/20/2013	300	210	(40)

				$224	$(86)

Options on Exchange - Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE iShares U.S. Real Estate Dow Jones Index Fund	$40.000	01/17/2015	5,082	$320	$(462)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	29	$100
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	3	13
90-Day Eurodollar March Futures	Long	03/2016	43	(74)
Brent Crude June Futures	Short	05/2014	92	138
Canola November Futures	Short	11/2013	200	83
Corn December Futures	Long	12/2013	39	(68)
Corn September Futures	Short	09/2013	39	50
Euro-Mill Wheat November Futures	Long	11/2013	30	(66)
Euro-Mill Wheat November Futures	Long	11/2014	22	(18)
Euro-Rapeseed November Futures	Long	11/2013	80	(175)
Gold 100 oz. August Futures	Long	08/2013	309	(5,780)
Henry Hub Natural Gas Swap April Futures	Short	03/2014	24	24
Henry Hub Natural Gas Swap April Futures	Long	03/2016	34	(18)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	24	18
Henry Hub Natural Gas Swap August Futures	Long	07/2016	34	(9)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	24	2
Henry Hub Natural Gas Swap December Futures	Long	11/2016	34	20
Henry Hub Natural Gas Swap February Futures	Short	01/2014	24	18
Henry Hub Natural Gas Swap February Futures	Long	01/2016	34	9
Henry Hub Natural Gas Swap January Futures	Short	12/2013	24	18
Henry Hub Natural Gas Swap January Futures	Long	12/2015	34	10
Henry Hub Natural Gas Swap July Futures	Short	06/2014	24	19
Henry Hub Natural Gas Swap July Futures	Long	06/2016	34	(11)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	24	21
Henry Hub Natural Gas Swap June Futures	Long	05/2016	34	(15)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	24	20
Henry Hub Natural Gas Swap March Futures	Long	02/2016	34	3
Henry Hub Natural Gas Swap May Futures	Short	04/2014	24	24
Henry Hub Natural Gas Swap May Futures	Long	04/2016	34	(17)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	24	12
Henry Hub Natural Gas Swap November Futures	Long	10/2016	34	2
Henry Hub Natural Gas Swap October Futures	Short	09/2014	24	17
Henry Hub Natural Gas Swap October Futures	Long	09/2016	34	(6)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	24	18
Henry Hub Natural Gas Swap September Futures	Long	08/2016	34	(9)
Natural Gas March Futures	Short	03/2014	211	718
Natural Gas October Futures	Long	09/2014	211	(633)
Platinum October Futures	Long	10/2013	13	0
Soybean November Futures	Short	11/2013	25	86
Sugar No. 11 October Futures	Short	09/2013	37	5
U.S. Treasury 10-Year Note September Futures	Long	09/2013	96	(275)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	25	(106)
Wheat December Futures	Short	12/2013	3	23
Wheat December Futures	Short	12/2014	8	26
Wheat September Futures	Short	09/2013	8	10
White Sugar October Futures	Long	09/2013	37	9
WTI Crude August Futures	Short	07/2013	11	(2)
WTI Crude June Futures	Long	05/2014	92	8

				$(5,758)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$2,600	$356	$200

(i)	Securities with an aggregate market value of $4,215 and cash of $106 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	1,451		$1,420	WST	$93	$0	$93
07/2013	EUR	355		459	BRC	0	(3)	(3)
07/2013		9,495		12,265	MSC	0	(94)	(94)
07/2013	INR	54,626		939	CBK	24	0	24
07/2013		16,473		286	HUS	10	0	10
07/2013	JPY	5,200		55	BPS	2	0	2
07/2013		43,900		459	HUS	16	0	16
07/2013		10,109		102	UAG	0	0	0
07/2013	NZD	6,689		5,473	UAG	292	0	292
07/2013	PHP	7,379		170	BOA	0	(1)	(1)
07/2013	SGD	216		170	CBK	0	0	0
07/2013		$4,099	EUR	3,089	BRC	0	(79)	(79)
07/2013		8,186		6,261	CBK	0	(37)	(37)
07/2013		654		500	JPM	0	(3)	(3)
07/2013		397	INR	21,579	BRC	0	(35)	(35)
07/2013		51		2,792	CBK	0	(4)	(4)
07/2013		467		26,222	FBF	0	(28)	(28)
07/2013		271		14,748	HUS	0	(24)	(24)
07/2013		29		1,585	JPM	0	(2)	(2)
07/2013		77		4,173	UAG	0	(7)	(7)
07/2013		1,498	JPY	141,100	FBF	0	(75)	(75)
07/2013		170	SGD	216	BRC	0	0	0
07/2013		29	ZAR	262	BOA	0	(2)	(2)
07/2013	ZAR	713		$70	MSC	0	(2)	(2)
08/2013	BRL	1,604		740	BOA	26	0	26
08/2013		16,184		7,465	CBK	263	0	263
08/2013		80		37	FBF	1	0	1
08/2013		1,201		591	UAG	57	0	57
08/2013	CNY	653		104	DUB	0	(2)	(2)
08/2013		1,179		190	HUS	0	0	0
08/2013	DKK	17,700		3,130	BRC	40	0	40
08/2013	EUR	6,261		8,187	CBK	37	0	37
08/2013	SEK	5,373		826	HUS	26	0	26
08/2013		$83	DKK	465	HUS	0	(2)	(2)
09/2013	CAD	626		$613	BRC	19	0	19
09/2013		1,701		1,667	CBK	53	0	53
09/2013		38		37	HUS	1	0	1
09/2013	EUR	73		95	HUS	0	0	0
09/2013	GBP	688		1,069	BPS	23	0	23
09/2013	MXN	8,323		642	BOA	4	0	4
09/2013	SGD	216		170	BRC	0	0	0
09/2013		$125	CAD	130	BRC	0	(2)	(2)
09/2013		17	CLP	8,703	UAG	0	(1)	(1)
09/2013		2,233	EUR	1,691	BOA	0	(31)	(31)
09/2013		844		630	FBF	0	(24)	(24)
09/2013		591		443	HUS	0	(14)	(14)
09/2013		776	GBP	497	DUB	0	(21)	(21)
09/2013		457	MXN	5,636	JPM	0	(25)	(25)
10/2013	HKD	2,257		$291	JPM	0	0	0
10/2013	RUB	2,068		62	BRC	0	0	0
10/2013		6,693		200	HUS	0	(1)	(1)
10/2013		$925	INR	54,626	CBK	0	(25)	(25)

						$987	$(544)	$443

(j)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC Brent Crude December Futures	JPM	$118.750	10/31/2013	$300	$4	$1
Call - OTC Brent Crude February Futures	JPM	118.750	12/31/2013	300	4	2
Call - OTC Brent Crude January Futures	JPM	118.750	11/29/2013	300	4	1

					$12	$4

(k)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Ultra-Low Sulfur Diesel December Futures	JPM	$3.300	12/31/2013	$126	$5	$(3)
Call - OTC Ultra-Low Sulfur Diesel November Futures	JPM	3.300	11/29/2013	126	5	(2)
Call - OTC Ultra-Low Sulfur Diesel October Futures	JPM	3.300	10/31/2013	126	5	(1)

					$15	$(6)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	1,900	$4	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		600	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		900	2	0
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		$1,500	5	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		1,500	5	(33)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		5,900	11	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		5,900	30	(128)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		500	0	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		500	1	(11)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		1,700	4	(27)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		500	0	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		500	1	(11)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		1,100	4	(18)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		2,900	2	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		2,900	7	(63)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		5,100	26	(73)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	1,100	6	(1)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		300	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,100	6	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	1	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$1,100	4	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,100	8	(17)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	4	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		900	7	(14)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,600	7	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,600	8	(24)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,000	3	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,000	5	(15)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,300	6	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,300	10	(20)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,900	9	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,900	10	(44)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		600	2	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		600	4	(23)

								$204	$(523)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$900	$8	$(1)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	900	8	0

						$16	$(1)

Options on Indices

Description	Counterparty	Strike Value	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	DUB	0.000	03/04/2014	$25	$21	$(10)
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	GST	(3.000)	03/03/2014	60	50	(26)
Put - OTC NRCAL16 Index	CBK	4.400	08/22/2013	36,000	26	(51)
Put - OTC NRCAL16 Index	JPM	4.400	08/08/2013	24,000	18	(33)
Put - OTC NRCAL16 Index	JPM	4.300	08/15/2013	9,000	6	(8)
Put - OTC PLTMLNPM Index	MYC	1,410.000	12/05/2013	40	22	(42)

					$143	$(170)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$200	$2	$(1)

(1)	YOY options may have a series of expirations.

56

OTC Swap Agreements:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2H13 GOCO Index	$18.100	12/31/2013	MYC	6,000	$14	$0	$14
Pay	2H13 LSFOCO Index	7.100	12/31/2013	MYC	6,000	2	0	2
Pay	CAL14 GOCO Index	17.180	12/31/2014	DUB	6,000	4	0	4
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	1,200	1	0	1
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	1,200	2	0	2
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	1,200	2	0	2
Pay	CAL14 GOCO Index	17.940	12/31/2014	MYC	2,400	4	0	4
Pay	CAL14 GOCO Index	18.000	12/31/2014	GST	2,400	4	0	4
Pay	CAL14 HSFOCO Index	11.000	12/31/2014	GST	2,400	(1)	0	(1)
Pay	CAL14 HSFOCO Index	10.750	12/31/2014	CBK	1,200	0	0	0
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	1,200	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	1,200	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	MYC	2,400	2	0	2
Pay	CAL14 HSFOCO Index	9.880	12/31/2014	DUB	6,000	5	0	5

						$41	$0	$41

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	SOG	EUR	6,200	$216	$34	$182
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		200	6	2	4
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		200	7	3	4
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		300	10	7	3
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		900	30	13	17
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BPS		200	1	0	1
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS	BRL	5,000	1	29	(28)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		$2,000	(45)	4	(49)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,800	(63)	37	(100)

							$163	$129	$34

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ENHGD84T Index	73,847	3-Month U.S. Treasury Bill rate plus a specified spread	$17,491	08/15/2013	BOA	$(842)
Receive	DWRTFT Index	281	1-Month USD-LIBOR plus a specified spread	1,875	12/31/2013	BOA	0
Receive	DWRTFT Index	50	1-Month USD-LIBOR plus a specified spread	341	01/31/2014	BOA	(6)
Receive	DWRTFT Index	3,712	1-Month USD-LIBOR plus a specified spread	25,509	04/29/2014	BOA	(790)
Receive	DWRTFT Index	366	1-Month USD-LIBOR plus a specified spread	2,480	05/28/2014	BRC	(45)
Receive	DJUBSGC Index	27,172	0.160%	4,735	08/15/2013	DUB	(546)
Receive	DJUBSTR Index	132,622	3-Month U.S. Treasury Bill rate plus a specified spread	34,907	08/15/2013	JPM	(1,683)
Pay	DJUBSTR Index	3,900	3-Month U.S. Treasury Bill rate plus a specified spread	1,027	08/15/2013	JPM	49
Receive	JMABNIC0 Index	2,596	3-Month U.S. Treasury Bill rate plus a specified spread	1,772	08/15/2013	JPM	(79)
Receive	JMABNICP Index	16,445	3-Month U.S. Treasury Bill rate plus a specified spread	10,973	08/15/2013	JPM	(497)
Receive	JMCU3A3TR Index	47,132	3-Month U.S. Treasury Bill rate plus a specified spread	18,282	08/15/2013	JPM	(874)
Receive	JMCU3A5TR Index	16,941	3-Month U.S. Treasury Bill rate plus a specified spread	2,207	08/15/2013	JPM	(104)
Receive	DWRTFT Index	1,998	1-Month USD-LIBOR plus a specified spread	13,550	08/30/2013	RYL	(241)
Receive	DWRTFT Index	335	1-Month USD-LIBOR plus a specified spread	2,109	09/30/2013	RYL	(37)

							$(5,695)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	DJUBS Index	2.890%	07/02/2013	JPM	$1,400	$16	$0	$16
Pay	DJUBS Index	3.028%	07/08/2013	GST	400	4	0	4
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM	4,320	(250)	0	(250)
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM	200	(9)	0	(9)
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC	577	(13)	0	(13)
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST	1,070	(5)	0	(5)
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM	450	7	0	7
Pay	GOLDLNPM Index	5.406%	04/21/2016	MYC	260	(5)	0	(5)
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC	370	12	0	12
Receive	London Silver Market Fixing Ltd.	9.151%	04/21/2016	MYC	200	6	0	6

Pay	S&P 500 Index	7.290%	12/20/2013	GST	200	10	0	10
Pay	S&P 500 Index	7.453%	12/20/2013	BRC	90	5	0	5
Receive	S&P GSCI Crude Oil Index	5.290%	08/09/2013	BPS	300	(5)	0	(5)
Pay	SPGCBRP Index	4.928%	08/09/2013	BPS	300	4	0	4

						$(223)	$0	$(223)

(l)	Securities with an aggregate market value of $5,303 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$4,162	$0	$4,162
Utilities	0	1,315	0	1,315
U.S. Government Agencies	0	2,823	0	2,823
U.S. Treasury Obligations	0	206,672	0	206,672
Mortgage-Backed Securities	0	3,783	0	3,783
Asset-Backed Securities	0	4,189	0	4,189
Sovereign Issues	0	26,132	0	26,132
Mutual Funds	69,929	0	0	69,929
Real Estate Investment Trusts	4,313	0	0	4,313
Short-Term Instruments
Certificates of Deposit	0	895	0	895
Commercial Paper	0	3,394	0	3,394
Repurchase Agreements	0	20,161	0	20,161
Short-Term Notes	0	3,299	0	3,299
U.S. Treasury Bills	0	6,094	0	6,094
Central Funds Used for Cash Management Purposes	79,853	0	0	79,853
Purchased Options
Commodity Contracts	8	4	0	12
Equity Contracts	73	1,137	0	1,210
	$154,176	$284,060	$0	$438,236

Financial Derivative Instruments - Assets
Commodity Contracts	1,411	140	0	1,551
Equity Contracts	0	15	0	15
Foreign Exchange Contracts	0	987	0	987
Interest Rate Contracts	113	411	0	524
	$1,524	$1,553	$0	$3,077

Financial Derivative Instruments - Liabilities
Commodity Contracts	(7,017)	(4,961)	(128)	(12,106)
Equity Contracts	(40)	(1,581)	0	(1,621)
Foreign Exchange Contracts	0	(545)	0	(545)
Interest Rate Contracts	(455)	(746)	(1)	(1,202)

	$(7,512)	$(7,833)	$(129)	$(15,474)

Totals	$148,188	$277,780	$(129)	$425,839
There were assets and liabilities valued at $105 transferred from Level 1 to Level 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$95	$0	$(103)	$0	$11	$(3)	$0	$0	$0	$0
Asset-Backed Securities	1,293	0	(624)	0	5	6	0	(680)	0	0

	$1,388	$0	$(727)	$0	$16	$3	$0	$(680)	$0	$0

Financial Derivative Instruments - Liabilities
Commodity Contracts	(329)	0	(50)	0	0	(1,465)	0	1,716	(128)	9
Interest Rate Contracts	(2)	0	0	0	0	1	0	0	(1)	1

	$(331)	$0	$(50)	$0	$0	$(1,464)	$0	$1,716	$(129)	$10

Totals	$1,057	$0	$(777)	$0	$16	$(1,461)	$0	$1,036	$(129)	$10

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivatives Instruments - Liabilities
Commodity Contracts	(128)	Indicative Market Quotations	Broker Quote	0.09 - 43.04
Interest Rate Contracts	(1)	Indicative Market Quotations	Broker Quote	0.72

Total	$(129)

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.0%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$4,831	$4,891
Bausch & Lomb, Inc.
4.000% due 05/17/2019		7,920	7,941
Candy Intermediate Holdings, Inc.
7.500% - 8.500% due 06/18/2018		231	230
Community Health Systems, Inc.
2.695% - 4.750% due 10/25/2016		1,881	1,886
DaVita, Inc.
4.000% due 11/01/2019		6,468	6,491
FMG America Finance, Inc.
5.250% due 10/18/2017		11,116	11,071
Getty Images, Inc.
4.750% due 10/18/2019		4,279	4,245
GFA Brands, Inc.
7.000% due 07/02/2018		7,740	7,817
H.J. Heinz Co.
3.500% due 06/05/2020		10,500	10,512
Health Management Associates, Inc.
3.500% due 11/18/2018		1,455	1,455
Hologic, Inc.
4.500% due 08/01/2019		7,940	7,977
Intelsat Jackson Holdings Ltd.
4.250% due 04/02/2018		8,060	8,087
OSI Restaurant Partners LLC
3.500% due 10/26/2019		7,020	7,005
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		9,925	9,964
Springleaf Financial Funding Co.
5.500% due 05/10/2017		3,039	3,047
Valeant Pharmaceuticals International, Inc.
3.500% due 12/11/2019		2,488	2,473
Wilsonart LLC
4.000% due 10/31/2019		3,184	3,161
WMG Acquisition Corp.
3.750% due 07/01/2020		2,598	2,580

Total Bank Loan Obligations (Cost $99,824)			100,833

CORPORATE BONDS & NOTES 15.2%
BANKING & FINANCE 10.0%
Ally Financial, Inc.
3.125% due 01/15/2016		600	599
4.500% due 02/11/2014		1,700	1,719
4.625% due 06/26/2015		2,400	2,461
8.300% due 02/12/2015		2,200	2,376
American International Group, Inc.
4.875% due 06/01/2022		4,000	4,269
5.850% due 01/16/2018		200	225
Banco do Brasil S.A.
3.875% due 10/10/2022		5,300	4,658
Banco Santander Chile
1.876% due 01/19/2016		100	100
Bank of America Corp.
6.000% due 09/01/2017		11,000	12,338
Bank of Scotland PLC
7.286% due 05/31/2016 (e)	GBP	600	896
Barclays Bank PLC
14.000% due 06/15/2019 (e)		200	398
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,145
Caledonia Generating LLC
1.950% due 02/28/2022		7,118	7,007
CIT Group, Inc.
4.250% due 08/15/2017		7,100	7,162
5.250% due 04/01/2014		600	611
Citigroup, Inc.
1.727% due 01/13/2014		1,700	1,710
CNH Capital LLC
3.875% due 11/01/2015		400	404
DNB Bank ASA
3.200% due 04/03/2017		2,600	2,693
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		4,848	4,848
Eksportfinans ASA
0.480% due 10/07/2013		400	398
1.600% due 03/20/2014	JPY	30,000	300

2.000% due 09/15/2015		$3,100	2,992
2.375% due 05/25/2016		650	626
3.000% due 11/17/2014		4,400	4,411
5.500% due 05/25/2016		400	419
5.500% due 06/26/2017		1,800	1,872
Export-Import Bank of Korea
2.072% due 03/21/2015		4,600	4,602
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		18,300	18,562
7.000% due 04/15/2015		4,450	4,835
8.700% due 10/01/2014		1,700	1,854
General Electric Capital Corp.
3.800% due 06/18/2019		23,500	24,485
General Motors Financial Co., Inc.
2.750% due 05/15/2016		5,200	5,125
3.250% due 05/15/2018		2,500	2,438
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		6,000	6,517
7.500% due 02/15/2019		3,700	4,397
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		800	887
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	900	1,256
Hospitality Properties Trust
5.000% due 08/15/2022		$4,800	4,796
HSBC Bank PLC
2.000% due 01/19/2014		6,150	6,204
HSBC Holdings PLC
4.875% due 01/14/2022		5,000	5,403
ING Bank NV
2.000% due 09/25/2015		7,000	7,062
International Lease Finance Corp.
3.875% due 04/15/2018		3,150	2,967
5.650% due 06/01/2014		100	102
7.125% due 09/01/2018		500	555
Intesa Sanpaolo SpA
3.125% due 01/15/2016		5,700	5,607
JPMorgan Chase & Co.
4.400% due 07/22/2020		2,100	2,198
6.000% due 01/15/2018		11,000	12,561
LBG Capital PLC
6.439% due 05/23/2020	EUR	1,600	2,064
7.588% due 05/12/2020	GBP	9,139	14,026
7.625% due 12/09/2019		500	770
7.625% due 10/14/2020	EUR	950	1,255
7.867% due 12/17/2019	GBP	300	464
7.869% due 08/25/2020		3,750	5,818
9.875% due 02/10/2023		400	654
15.000% due 12/21/2019	EUR	300	547
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,233
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		100	134
Metropolitan Life Global Funding
3.875% due 04/11/2022		7,450	7,557
Morgan Stanley
5.450% due 01/09/2017		2,300	2,487
5.500% due 01/26/2020		4,000	4,298
5.625% due 09/23/2019		9,200	9,897
6.375% due 07/24/2042		900	1,009
6.625% due 04/01/2018		5,500	6,238
Petrobras Global Finance BV
2.414% due 01/15/2019		4,100	4,028
3.000% due 01/15/2019		7,300	6,796
Prudential Covered Trust
2.997% due 09/30/2015		3,150	3,252
Rabobank Group
3.875% due 02/08/2022		8,000	8,066
Royal Bank of Scotland NV
0.950% due 06/08/2015	EUR	5,201	6,519
Royal Bank of Scotland PLC
6.934% due 04/09/2018		200	273
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$7,700	8,056
SL Green Realty Corp.
4.500% due 12/01/2022		5,700	5,504
5.000% due 08/15/2018		3,500	3,729
SLM Corp.
0.576% due 01/27/2014		400	397
5.000% due 04/15/2015		200	207
5.375% due 05/15/2014		500	511
8.450% due 06/15/2018		5,200	5,798
Standard Chartered PLC
3.200% due 05/12/2016		6,100	6,386

3.850% due 04/27/2015		8,400	8,766
5.500% due 11/18/2014		400	422
Trafford Centre Finance Ltd.
0.704% due 07/28/2015	GBP	142	214
UBS AG
7.625% due 08/17/2022		$6,300	6,922
Vesey Street Investment Trust
4.404% due 09/01/2016		3,800	4,049
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,200	1,789
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,000	2,364

			338,549

INDUSTRIALS 4.5%
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		300	296
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	6,000
Altria Group, Inc.
9.250% due 08/06/2019		709	940
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	63,900	4,801
American Tower Corp.
4.500% due 01/15/2018		$1,100	1,174
5.050% due 09/01/2020		200	210
7.000% due 10/15/2017		700	812
Anglo American Capital PLC
9.375% due 04/08/2014		3,200	3,393
Ashland, Inc.
3.000% due 03/15/2016		9,200	9,292
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,379
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		13,800	14,038
Case New Holland, Inc.
7.750% due 09/01/2013		1,600	1,614
Cemex Finance LLC
9.500% due 12/14/2016		3,300	3,506
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		12,700	13,779
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		6,725	6,960
Devon Energy Corp.
3.250% due 05/15/2022		10,000	9,699
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	215
GenCorp, Inc.
7.125% due 03/15/2021		1,500	1,560
Georgia-Pacific LLC
5.400% due 11/01/2020		2,100	2,344
HCA, Inc.
4.750% due 05/01/2023		7,200	6,912
Kraft Foods Group, Inc.
1.625% due 06/04/2015		3,700	3,741
NBCUniversal Media LLC
5.150% due 04/30/2020		3,100	3,533
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		7,800	7,754
OGX Austria GmbH
8.500% due 06/01/2018		3,900	1,268
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,411
Pride International, Inc.
6.875% due 08/15/2020		9,245	10,983
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	213
Rock Tenn Co.
4.900% due 03/01/2022		5,000	5,160
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,779
Seadrill Ltd.
5.625% due 09/15/2017		3,600	3,564
Transocean, Inc.
6.000% due 03/15/2018		2,300	2,579
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,432
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		7,986	8,385
Verizon Wireless Capital LLC
8.500% due 11/15/2018		1,300	1,690

WellPoint, Inc.
4.650% due 01/15/2043		4,800	4,496

			150,912

UTILITIES 0.7%
AES Corp.
7.750% due 03/01/2014		1,445	1,494
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		11,300	10,396
Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022		3,500	3,616
Puget Energy, Inc.
5.625% due 07/15/2022		3,300	3,509
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,100	1,447
Verizon Communications, Inc.
6.100% due 04/15/2018		$1,600	1,874

			22,336

Total Corporate Bonds & Notes (Cost $507,283)			511,797

MUNICIPAL BONDS & NOTES 2.9%
ALASKA 0.1%
Alaska Housing Finance Corp. Revenue Bonds, Series 2012
4.000% due 12/01/2032		5,000	4,855

ARIZONA 0.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2027		5,000	5,155
5.000% due 02/01/2030		2,000	2,040
5.000% due 02/01/2034		3,750	3,784
Arizona Health Facilities Authority Revenue Notes, Series 2012
5.000% due 02/01/2020		2,250	2,480

			13,459

CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.990% due 04/01/2045		3,000	3,017
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		6,200	8,334
7.950% due 03/01/2036		150	178
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		4,260	4,265
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2037		5,100	5,392

			21,186

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	628

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	596

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	329

MASSACHUSETTS 0.2%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	99
Massachusetts School Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2035		6,200	6,669

			6,768

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		2,800	3,350
6.814% due 11/15/2040		200	241
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040		2,550	2,889
6.271% due 12/01/2037		100	118
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035		5,000	5,324
5.000% due 11/01/2038		800	847

New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	110
5.882% due 06/15/2044	200	229
6.124% due 06/15/2042	100	112
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.250% due 06/15/2044	1,350	1,447
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2047	5,725	5,975
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	150	162

		20,804

OHIO 0.1%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,800	2,290
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	259

		2,549

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	108

TEXAS 0.7%
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2037	3,350	3,598
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2029	6,155	6,832
5.000% due 10/01/2031	2,710	2,964
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	4,300	4,493
North Texas Tollway Authority Revenue Bonds, Series 2011
5.250% due 09/01/2027	4,180	4,620

		22,507

VIRGINIA 0.2%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
4.000% due 05/15/2042	3,300	3,122
5.000% due 05/15/2035	2,000	2,102

		5,224

Total Municipal Bonds & Notes (Cost $105,076)		99,013

U.S. GOVERNMENT AGENCIES 28.3%
Fannie Mae
0.000% due 08/25/2039 (b)	6,625	6,270
0.523% due 04/25/2037	129	129
0.543% due 07/25/2037	74	74
0.563% due 05/25/2037	108	109
0.713% due 10/25/2040	280	282
0.743% due 09/25/2041	1,374	1,393
2.310% due 08/01/2022	6,800	6,509
2.500% due 07/01/2043	109,000	101,251
2.790% due 05/01/2022	4,767	4,723
2.900% due 06/01/2020	3,743	3,835
2.910% due 09/01/2022	2,443	2,426
3.000% due 07/01/2028 - 08/01/2043	176,000	173,499
3.500% due 05/01/2019 - 07/01/2043	159,577	164,788
4.000% due 04/01/2024 - 08/01/2043	104,708	109,407
4.500% due 10/01/2014 - 08/01/2043	152,479	161,360
5.000% due 07/01/2028 - 07/01/2043	49,241	52,986
5.500% due 03/01/2028 - 08/01/2043	31,766	34,494
5.657% due 03/25/2041 (a)	23,392	4,190
5.857% due 03/25/2037 (a)	2,336	346
5.907% due 04/25/2037 (a)	6,257	863
5.957% due 11/25/2039 (a)	1,266	166
6.000% due 05/01/2024 - 07/01/2043	3,174	3,436
6.187% due 03/25/2037 (a)	2,719	405
6.207% due 05/25/2037 (a)	5,999	945
6.507% due 03/25/2036 (a)	13,084	1,982
6.557% due 05/25/2036 (a)	3,866	428
6.597% due 04/25/2037 (a)	9,529	1,906
7.007% due 02/25/2037 (a)	1,332	246
7.457% due 07/25/2033 (a)	740	129
9.706% due 11/25/2040	4	4
11.941% due 01/25/2041	5,985	7,159
25.788% due 12/25/2036	1,021	1,506

Freddie Mac
0.493% due 05/15/2037		84	83
0.513% due 02/15/2037		868	872
0.643% due 06/15/2042		5,019	5,059
0.713% due 12/15/2041		1,546	1,560
0.743% due 01/15/2042		3,170	3,202
1.000% due 03/08/2017		2,200	2,191
1.250% due 08/01/2019 - 10/02/2019		18,000	17,177
1.294% due 07/15/2042		4,978	4,956
5.000% due 04/15/2041		1,624	1,826
5.500% due 03/15/2034		943	1,034
6.278% due 07/15/2036 (a)		9,000	1,492
6.378% due 09/15/2036 (a)		1,838	295
6.508% due 04/15/2036 (a)		5,585	727
6.731% due 04/15/2042		184	185
10.475% due 02/15/2040		233	242
12.623% due 02/15/2041		6	6
13.969% due 09/15/2041		602	724
Ginnie Mae
2.500% due 03/15/2043 - 04/15/2043		20,000	18,688
3.000% due 07/01/2043		17,000	16,801
3.500% due 07/01/2043		31,000	31,790
NCUA Guaranteed Notes
0.563% due 11/06/2017		532	532

Total U.S. Government Agencies (Cost $968,708)			956,688

U.S. TREASURY OBLIGATIONS 52.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022		28,767	28,173
0.125% due 07/15/2022		17,898	17,493
0.125% due 01/15/2023		201	195
0.750% due 02/15/2042		31,594	27,817
U.S. Treasury Notes
0.625% due 08/31/2017		15,500	15,178
0.625% due 09/30/2017		22,200	21,700
0.750% due 06/30/2017 (h)(k)		282,500	278,914
0.750% due 10/31/2017		11,600	11,378
1.000% due 08/31/2019		309,250	295,986
1.000% due 11/30/2019		193,200	183,993
1.125% due 12/31/2019 (h)		102,000	97,685
1.125% due 03/31/2020		54,400	51,803
1.250% due 02/29/2020 (h)		38,720	37,256
1.375% due 05/31/2020		14,000	13,503
1.625% due 08/15/2022		248,100	232,652
1.625% due 11/15/2022		120,000	111,956
1.750% due 05/15/2023		95,200	89,109
2.000% due 02/15/2023		275,600	265,060

Total U.S. Treasury Obligations (Cost $1,855,470)			1,779,851

MORTGAGE-BACKED SECURITIES 5.6%
American Home Mortgage Investment Trust
2.416% due 02/25/2045		654	653
Arkle Master Issuer PLC
1.703% due 05/17/2060	EUR	400	530
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$6,275	6,928
5.451% due 01/15/2049		6,068	6,754
Banc of America Funding Corp.
5.359% due 06/20/2037		535	512
5.500% due 08/25/2035		14	14
6.000% due 08/25/2036		356	345
Banc of America Large Loan Trust
2.493% due 11/15/2015		36,074	36,188
Banc of America Mortgage Trust
2.829% due 06/25/2034		256	251
2.875% due 05/25/2033		527	519
2.958% due 02/25/2034		209	206
2.997% due 01/25/2035		220	214
5.426% due 06/25/2035		162	157
Banc of America Re-REMIC Trust
5.698% due 06/24/2050		2,000	2,264
5.823% due 02/24/2051		300	334
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		141	136
5.145% due 08/25/2035		320	326
Bear Stearns Alt-A Trust
0.353% due 01/25/2047		678	351
Chase Mortgage Finance Trust
2.813% due 01/25/2036		184	159
Chevy Chase Funding LLC
0.423% due 05/25/2036		2,494	2,037

Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050	2,650	2,951
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	869	849
2.550% due 10/25/2035	811	754
2.570% due 10/25/2035	613	591
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036	997	845
6.000% due 06/25/2037	1,342	1,138
Commercial Mortgage Pass-Through Certificates
0.373% due 06/15/2022	2,381	2,362
2.365% due 02/10/2029	11,350	11,616
Countrywide Alternative Loan Trust
0.383% due 08/25/2046	7,115	4,810
0.402% due 09/20/2046	304	182
0.453% due 12/25/2035	114	98
0.492% due 11/20/2035	1,016	770
1.568% due 08/25/2035	488	405
1.648% due 01/25/2036	1,300	1,156
3.400% due 08/25/2018	657	662
6.000% due 08/25/2036 ^	854	742
Countrywide Home Loan Mortgage Pass-Through Trust
0.493% due 05/25/2035	731	619
0.523% due 02/25/2035	107	91
2.829% due 10/20/2034	264	227
5.750% due 05/25/2037 ^	114	105
Credit Suisse First Boston Mortgage Securities Corp.
2.792% due 09/25/2034	830	833
Credit Suisse Mortgage Capital Certificates
5.763% due 04/12/2049	82	83
CSMC Mortgage-Backed Trust
5.750% due 08/25/2036 ^	1,337	1,127
DBRR Trust
0.946% due 09/25/2045	12,427	12,451
Deutsche ALT-A Securities, Inc.
0.693% due 02/25/2035	1,486	1,357
DLJ Commercial Mortgage Pass-Through Certificates
6.040% due 11/12/2031	53	53
Extended Stay America Trust
2.958% due 12/05/2031	1,000	976
First Horizon Alternative Mortgage Securities
2.333% due 12/25/2035	785	625
First Horizon Mortgage Pass-Through Trust
2.597% due 10/25/2035	2,289	1,938
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	9,700	10,761
GS Mortgage Securities Trust
5.162% due 12/10/2043	1,585	1,770
GSR Mortgage Loan Trust
1.956% due 04/25/2032	103	98
2.654% due 11/25/2035	459	439
2.655% due 09/25/2035	1,200	1,109
2.794% due 12/25/2034	326	322
5.083% due 11/25/2035	1,190	1,162
5.250% due 07/25/2035	297	293
5.500% due 01/25/2037	1,080	1,061
HomeBanc Mortgage Trust
0.523% due 10/25/2035	1,822	1,495
Impac Secured Assets Trust
3.030% due 07/25/2035	552	437
JPMorgan Chase Commercial Mortgage Securities Trust
2.093% due 11/15/2028	1,506	1,508
5.814% due 06/12/2043	5,460	6,010
JPMorgan Mortgage Trust
2.858% due 07/25/2035	82	82
3.007% due 07/25/2035	2,921	2,878
5.119% due 06/25/2035	199	201
5.500% due 04/25/2036	9,106	9,020
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034	397	407
Merrill Lynch Alternative Note Asset Trust
0.303% due 03/25/2037	1,172	477
Merrill Lynch Floating Trust
0.731% due 07/09/2021	400	392
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035	128	124
1.925% due 02/25/2033	572	566
5.250% due 08/25/2036	1,500	1,504
5.342% due 05/25/2036	1,691	1,630
Morgan Stanley Capital Trust
4.661% due 06/15/2044	250	271
5.439% due 02/12/2044	1,861	1,904
5.763% due 04/12/2049	1,476	1,481

Morgan Stanley Mortgage Loan Trust
1.093% due 02/25/2036		523	415
2.311% due 06/25/2036		70	63
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		963	897
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	240
5.420% due 01/16/2049		150	168
5.509% due 04/16/2047		1,300	1,413
5.695% due 09/16/2040		1,100	1,240
6.090% due 06/16/2049		1,400	1,574
6.122% due 02/16/2051		300	338
Sequoia Mortgage Trust
0.945% due 05/20/2034		552	483
Structured Asset Mortgage Investments Trust
0.403% due 04/25/2036		566	406
Structured Asset Securities Corp.
0.693% due 12/25/2033		61	59
1.952% due 05/25/2032		21	20
2.506% due 02/25/2034		1,761	1,651
5.000% due 05/25/2035		671	690
5.500% due 05/25/2035		1,096	1,129
Suntrust Adjustable Rate Mortgage Loan Trust
2.955% due 01/25/2037 ^		1,770	1,624
Thornburg Mortgage Securities Trust
1.443% due 06/25/2047		3,049	2,721
5.750% due 06/25/2047		8,390	7,849
Wachovia Bank Commercial Mortgage Trust
5.937% due 06/15/2049		2,500	2,808
WaMu Mortgage Pass-Through Certificates
0.463% due 12/25/2045		2,416	2,147
0.979% due 12/25/2046		263	232
2.441% due 06/25/2033		1,076	1,086
2.450% due 08/25/2035		684	659
2.470% due 08/25/2046		572	506
Wells Fargo Mortgage-Backed Securities Trust
2.605% due 05/25/2036 ^		197	180
2.610% due 02/25/2035		926	909

Total Mortgage-Backed Securities (Cost $180,189)			188,203

ASSET-BACKED SECURITIES 2.7%
ACA CLO Ltd.
0.526% due 07/25/2018		3,124	3,107
ACE Securities Corp. Home Equity Loan Trust
1.093% due 12/25/2034		2,287	1,980
Avalon Capital Ltd.
0.544% due 02/24/2019		113	113
Berica ABS SRL
0.522% due 12/30/2055	EUR	21,200	26,393
Carrington Mortgage Loan Trust
0.433% due 06/25/2036		$3,000	1,622
Cars Alliance Auto Loans France
1.379% due 09/25/2021	EUR	980	1,282
CIT Education Loan Trust
0.393% due 03/15/2026		$2,200	2,166
Citigroup Mortgage Loan Trust, Inc.
0.493% due 10/25/2036		1,290	794
Collegiate Funding Services Education Loan Trust
0.376% due 12/28/2021		100	99
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		358	368
Countrywide Asset-Backed Certificates
0.323% due 06/25/2037		563	556
0.353% due 03/25/2037		678	588
0.383% due 06/25/2036		238	228
0.483% due 06/25/2036		760	534
0.543% due 05/25/2036		1,100	991
EFS Volunteer LLC
0.793% due 10/25/2021		3,390	3,381
EMC Mortgage Loan Trust
0.843% due 02/25/2041		67	60
Eurocredit CDO BV
0.686% due 02/22/2020	EUR	533	687
Fraser Sullivan CLO Ltd.
0.533% due 03/15/2020		$1,372	1,366
GSAA Home Equity Trust
0.463% due 06/25/2035		2,569	2,401
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		3,486	3,485
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	213	277
Hyde Park CDO BV
0.569% due 06/14/2022		8,473	10,780

IXIS Real Estate Capital Trust
0.533% due 02/25/2036		$144	140
JPMorgan Mortgage Acquisition Trust
0.383% due 05/25/2035		384	365
Jubilee CDO BV
0.719% due 10/15/2019	EUR	570	734
Kingsland Ltd.
0.522% due 06/13/2019		$1,314	1,312
Lafayette CLO Ltd.
1.674% due 09/06/2022		1,953	1,952
Leopard CLO BV
0.572% due 04/21/2020	EUR	624	801
0.710% due 04/07/2019		127	165
Morgan Stanley ABS Capital, Inc.
0.803% due 03/25/2035		$1,000	789
Morgan Stanley Dean Witter Capital, Inc.
1.173% due 02/25/2033		894	832
North Carolina State Education Assistance Authority
0.726% due 10/26/2020		269	270
0.993% due 07/25/2039		4,016	4,038
Oak Hill Credit Partners
0.524% due 05/17/2021		1,508	1,505
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		326	327
RAAC Series
0.533% due 08/25/2036		1,300	1,081
Residential Asset Mortgage Products Trust
0.493% due 03/25/2036		3,200	2,244
SLC Student Loan Trust
4.750% due 06/15/2033		2,573	2,405
SLM Student Loan Trust
0.479% due 06/17/2024	EUR	1,284	1,646
0.759% due 12/15/2027		900	1,128
1.243% due 06/15/2023		$5,151	5,168
Soundview Home Loan Trust
0.433% due 07/25/2036		2,000	997
Specialty Underwriting & Residential Finance Trust
0.343% due 06/25/2037		377	229
Structured Asset Securities Corp.
0.283% due 06/25/2037		835	781
Tara Hill BV
0.903% due 01/24/2019	EUR	88	114

Total Asset-Backed Securities (Cost $88,470)			92,281

SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
0.656% due 03/27/2017		$15,000	15,143
Province of Quebec
4.500% due 12/01/2020	CAD	400	420
Russia Government International Bond
5.625% due 04/04/2042		$3,000	3,120

Total Sovereign Issues (Cost $18,395)			18,683

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
SL Green Realty Corp.
6.500% due 08/10/2017 (e)		161,300	3,978

Total Preferred Securities (Cost $4,011)			3,978

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.3%
CERTIFICATES OF DEPOSIT 0.7%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$5,300	5,309
1.650% due 09/12/2013		8,000	8,016
1.700% due 09/06/2013		11,500	11,522

			24,847

COMMERCIAL PAPER 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		23,900	23,819

SHORT-TERM NOTES 0.3%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	2,800	3,656
Export-Import Bank of Korea
1.226% due 07/26/2013		$7,000	7,001

			10,657

U.S. TREASURY BILLS 0.5%
0.117% due 08/15/2013 - 05/29/2014 (c)(g)(k)		15,633	15,617

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 11.1%
PIMCO Short-Term Floating NAV Portfolio		37,631,272	376,539
PIMCO Short-Term Floating NAV Portfolio III		4,438	44

			376,583

Total Short-Term Instruments (Cost $451,295)			451,523

PURCHASED OPTIONS (i) 0.1%
(Cost $2,641)			4,168

Total Investments 124.5% (Cost $4,281,362)			$4,207,018
Written Options (j) (0.2%) (Premiums $3,095)			(7,188)
Other Assets and Liabilities (Net) (24.3%)			(821,838)

Net Assets 100.0%			$3,377,992

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.040%	06/28/2013	07/01/2013	$1,126	$(1,126)
MSC	(0.080%)	06/27/2013	07/03/2013	5,505	(5,505)

					$(6,631)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $96,648 at a weighted average interest rate of (0.601%).
(2)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	07/01/2028	$13,000	$13,211	$(13,063)

(g)	Securities with an aggregate market value of $15,836 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	101	$357
90-Day Eurodollar September Futures	Long	09/2015	730	(704)
Euro-OAT France Government Bond September Futures	Short	09/2013	731	2,575

				$2,228

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	68,400	$2	$55
Pay	3-Month CAD-Bank Bill	2.250%	12/15/2016		41,000	(2)	(159)
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$1,860	3	10
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		39,400	(603)	(128)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		52,500	(29)	517
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		183,900	11,406	8,400
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		30,700	4,205	2,366
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	3,140,000	98	988

						$15,080	$12,049

(h)	Securities with an aggregate market value of $15,131 and cash of $76 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	21,100		$20,540	DUB	$1,254	$0	$1,254
07/2013		40,114		39,248	WST	2,583	0	2,583
07/2013	EUR	118,007		152,430	MSC	0	(1,174)	(1,174)
07/2013		118,007		156,664	UAG	3,060	0	3,060
07/2013	GBP	4,318		6,703	CBK	136	0	136
07/2013		35,265		53,462	HUS	0	(174)	(174)
07/2013		$56,242	AUD	59,294	DUB	0	(2,046)	(2,046)
07/2013		24,631	EUR	19,142	BOA	285	0	285
07/2013		5,906		4,456	BRC	0	(106)	(106)
07/2013		72,301		55,304	CBK	4	(318)	(314)
07/2013		156,664		118,007	MSC	0	(3,060)	(3,060)
07/2013		51,792		39,105	RYL	0	(891)	(891)
07/2013		61,461	GBP	39,583	BRC	0	(1,257)	(1,257)
07/2013		1,019	JPY	105,100	DUB	41	0	41
08/2013	BRL	13,715		$6,243	BOA	144	(4)	140
08/2013		8,487		3,948	BPS	171	0	171
08/2013		10,053		4,613	BRC	139	0	139
08/2013		3,575		1,600	DUB	9	0	9
08/2013		3,909		1,794	FBF	55	0	55
08/2013		2,224		978	JPM	0	(12)	(12)
08/2013		53,551		24,680	MSC	864	(16)	848
08/2013	CNY	192,902		30,644	HUS	0	(504)	(504)
08/2013		171,564		27,252	JPM	0	(450)	(450)
08/2013		10,556		1,678	UAG	0	(27)	(27)
08/2013	EUR	981		1,276	BRC	0	(1)	(1)
08/2013		54,341		71,059	CBK	318	0	318
08/2013	GBP	21,822		33,564	BRC	381	0	381
08/2013		$39,000	BRL	80,527	BOA	0	(3,163)	(3,163)
08/2013		26,359		56,026	CBK	0	(1,426)	(1,426)
08/2013		7,036		14,991	HUS	0	(365)	(365)
08/2013		5,613		11,612	UAG	0	(445)	(445)
08/2013		59,755	CNY	375,023	BRC	799	0	799
08/2013		2,147	EUR	1,641	HUS	0	(11)	(11)
09/2013	CAD	507		$483	BRC	2	0	2
09/2013		$11,037	CAD	11,262	CBK	0	(350)	(350)
09/2013		371	MXN	5,000	GLM	12	0	12
09/2013		201		2,480	JPM	0	(11)	(11)

						$10,257	$(15,811)	$(5,554)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$11,300	$935	$1,440
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	21,400	1,706	2,728

							$2,641	$4,168

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	12,500	$23	$(15)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,400	23	(29)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,100	4	(6)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		6,200	11	(7)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,200	13	(17)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		4,300	9	(5)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,300	9	(12)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,100	14	(8)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,100	14	(20)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$32,700	86	(525)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		41,900	790	(1,646)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		82,200	273	(1,319)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		90,000	1,710	(3,536)

								$2,979	$(7,145)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY 97.000	07/05/2013	$21,500	$116	$(43)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized Appreciation
SoftBank Corp.	BRC	1.000%	12/20/2017	1.842%	JPY	185,700	$(68)	$(209)	$141
SoftBank Corp.	GST	1.000%	12/20/2017	1.842%		140,000	(51)	(152)	101
SoftBank Corp.	JPM	1.000%	12/20/2017	1.842%		154,300	(57)	(177)	120
Sony Corp.	BOA	1.000%	03/20/2018	1.957%		30,000	(13)	(44)	31
Sony Corp.	BRC	1.000%	03/20/2018	1.957%		30,000	(13)	(46)	33
Sony Corp.	DUB	1.000%	03/20/2018	1.957%		40,000	(18)	(61)	43
Sony Corp.	GST	1.000%	12/20/2017	1.857%		50,000	(19)	(72)	53
Sony Corp.	GST	1.000%	03/20/2018	1.957%		20,000	(9)	(29)	20
Sony Corp.	JPM	1.000%	12/20/2017	1.857%		60,000	(22)	(89)	67
Sony Corp.	JPM	1.000%	03/20/2018	1.957%		60,000	(26)	(82)	56

							$(296)	$(961)	$665

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums (Received)	Unrealized Appreciation
MCDX-17 5-Year Index	CBK	1.000%	12/20/2016	$3,700	$(7)	$(143)	$136
MCDX-17 5-Year Index	GST	1.000%	12/20/2016	2,100	(4)	(74)	70

					$(11)	$(217)	$206

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	250,000	$(1,613)	$69	$(1,682)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		415,000	(3,275)	(517)	(2,758)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		222,000	(4,291)	230	(4,521)
Pay	1-Year BRL-CDI	8.875%	01/02/2017	DUB		500	(10)	0	(10)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		23,800	(432)	(34)	(398)
Pay	1-Year BRL-CDI	8.940%	01/02/2017	BOA		24,700	(456)	48	(504)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	BRC	MXN	181,400	(345)	(135)	(210)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	CBK		170,400	(324)	(111)	(213)
Pay	28-Day MXN-TIIE	6.250%	06/05/2023	GLM		118,000	(223)	(26)	(197)
Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MYC		237,800	(450)	(200)	(250)

							$(11,419)	$(676)	$(10,743)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERADXULT Index	241,730	1-Month USD-LIBOR plus a specified spread	$298,305	04/30/2014	BOA	$6,583
Receive	ERADXULT Index	459,596	1-Month USD-LIBOR plus a specified spread	580,896	03/07/2014	FBF	(1,326)
Receive	ERADXULT Index	417,688	1-Month USD-LIBOR plus a specified spread	551,578	04/15/2014	FBF	(24,599)
Receive	ERADXULT Index	697,460	1-Month USD-LIBOR plus a specified spread	885,975	05/15/2014	FBF	(6,018)
Receive	ERADXULT Index	525,198	1-Month USD-LIBOR plus a specified spread	685,000	06/16/2014	FBF	(22,478)
Receive	ERADXULT Index	415,300	1-Month USD-LIBOR plus a specified spread	547,170	09/30/2013	JPM	(23,385)
Pay	ERADXULT Index	64,380	1-Month USD-LIBOR plus a specified spread	84,823	09/30/2013	JPM	3,670

							$(67,553)

(k)	Securities with an aggregate market value of $92,588 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$88,125	$12,708	$100,833
Corporate Bonds & Notes
Banking & Finance	0	326,694	11,855	338,549
Industrials	0	142,527	8,385	150,912
Utilities	0	22,336	0	22,336
Municipal Bonds & Notes
Alaska	0	4,855	0	4,855
Arizona	0	13,459	0	13,459
California	0	21,186	0	21,186
Colorado	0	628	0	628
Illinois	0	596	0	596
Louisiana	0	329	0	329
Massachusetts	0	6,768	0	6,768
New York	0	20,804	0	20,804
Ohio	0	2,549	0	2,549
Pennsylvania	0	108	0	108
Texas	0	22,507	0	22,507
Virginia	0	5,224	0	5,224
U.S. Government Agencies	0	956,156	532	956,688
U.S. Treasury Obligations	0	1,779,851	0	1,779,851
Mortgage-Backed Securities	0	174,521	13,682	188,203
Asset-Backed Securities	0	90,329	1,952	92,281
Sovereign Issues	0	18,683	0	18,683
Preferred Securities
Banking & Finance	3,978	0	0	3,978
Short-Term Instruments
Certificates of Deposit	0	24,847	0	24,847
Commercial Paper	0	23,819	0	23,819
Short-Term Notes	0	10,657	0	10,657
U.S. Treasury Bills	0	15,617	0	15,617
Central Funds Used for Cash Management Purposes	376,583	0	0	376,583
Purchased Options
Interest Rate Contracts	0	4,168	0	4,168
	$380,561	$3,777,343	$49,114	$4,207,018

Short Sales, at value
U.S. Government Agencies	$0	$(13,063)	$0	$(13,063)

Financial Derivative Instruments - Assets
Credit Contracts	0	871	0	871
Equity Contracts	0	10,253	0	10,253
Foreign Exchange Contracts	0	10,257	0	10,257
Interest Rate Contracts	2,932	12,336	0	15,268
	$2,932	$33,717	$0	$36,649

Financial Derivative Instruments - Liabilities
Equity Contracts	0	(77,806)	0	(77,806)
Foreign Exchange Contracts	0	(15,854)	0	(15,854)
Interest Rate Contracts	(704)	(18,175)	0	(18,879)

	$(704)	$(111,835)	$0	$(112,539)

Totals	$382,789	$3,686,162	$49,114	$4,118,065
There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$9,498	$0	$(1,620)	$7	$6	$(74)	$4,891	$0	$12,708	$(55)
Corporate Bonds & Notes Banking & Finance	12,676	0	(276)	0	0	(545)	0	0	11,855	(532)
Industrials	8,940	0	(14)	(1)	0	(540)	0	0	8,385	(538)
U.S. Government Agencies	564	0	(30)	0	0	(2)	0	0	532	(2)
Mortgage-Backed Securities	14,069	0	(373)	1	15	(30)	0	0	13,682	(18)
Asset-Backed Securities	3,308	0	(1,354)	0	0	(2)	0	0	1,952	(2)

Totals	$49,055	$0	$(3,667)	$7	$21	$(1,193)	$4,891	$0	$49,114	$(1,147)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$12,708	Third Party Vendor	Broker Quote	101.00 - 101.25
Corporate Bonds & Notes
Banking & Finance	7,007	Benchmark Pricing	Base Price	100.82
	4,848	Third Party Vendor	Broker Quote	100.00
Industrials	8,385	Third Party Vendor	Broker Quote	105.00
U.S. Government Agencies	532	Third Party Vendor	Broker Quote	99.98
Mortgage-Backed Securities	334	Benchmark Pricing	Base Price	111.50
	13,348	Third Party Vendor	Broker Quote	93.16 - 100.20
Asset-Backed Securities	1,952	Benchmark Pricing	Base Price	100.00

Total	$49,114

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Dell, Inc.
5.000% - 6.250% due 11/06/2013	$1,500	$1,496

Total Bank Loan Obligations (Cost $1,492)		1,496

CORPORATE BONDS & NOTES 11.2%
BANKING & FINANCE 8.8%
Ally Financial, Inc.
3.672% due 06/20/2014	400	406
Bank of America Corp.
5.650% due 05/01/2018	400	445
7.625% due 06/01/2019	400	481
Banque PSA Finance S.A.
2.182% due 04/04/2014	500	496
Barclays Bank PLC
10.179% due 06/12/2021	1,040	1,325
Cie de Financement Foncier S.A.
2.500% due 09/16/2015	3,600	3,719
CIT Group, Inc.
5.250% due 04/01/2014	2,300	2,340
Citigroup, Inc.
1.064% due 04/01/2016	7,200	7,222
2.275% due 08/13/2013	1,200	1,203
Export-Import Bank of Korea
5.875% due 01/14/2015	4,000	4,260
8.125% due 01/21/2014	1,845	1,917
Ford Motor Credit Co. LLC
1.373% due 08/28/2014	2,200	2,202
7.000% due 10/01/2013	1,500	1,524
Goldman Sachs Group, Inc.
0.723% due 03/22/2016	400	394
HSBC Bank USA N.A.
4.875% due 08/24/2020	2,300	2,467
International Lease Finance Corp.
7.125% due 09/01/2018	1,750	1,942
JPMorgan Chase & Co.
0.893% due 02/26/2016	7,500	7,489
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^	200	50
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)	1,200	1,613
Loews Corp.
5.250% due 03/15/2016	2,800	3,072
Morgan Stanley
2.875% due 01/24/2014	9,600	9,701
2.875% due 07/28/2014	100	102
6.250% due 08/28/2017	300	335
Prudential Covered Trust
2.997% due 09/30/2015	819	845
SSIF Nevada LP
0.977% due 04/14/2014	1,600	1,608

		57,158

INDUSTRIALS 1.5%
ALROSA Finance S.A.
7.750% due 11/03/2020	1,475	1,585
Barrick North America Finance LLC
4.400% due 05/30/2021	1,800	1,611
Daimler Finance North America LLC
0.886% due 03/28/2014	2,500	2,508
Total Capital Canada Ltd.
0.657% due 01/15/2016	3,400	3,421
Volkswagen International Finance NV
0.884% due 04/01/2014	400	401

		9,526

UTILITIES 0.9%
Embarq Corp.
7.995% due 06/01/2036	200	212
Saudi Electricity Global Sukuk Co.
3.473% due 04/08/2023	1,600	1,540

5.060% due 04/08/2043	4,200	3,832

		5,584

Total Corporate Bonds & Notes (Cost $71,318)		72,268

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 1.4%
California State General Obligation Notes, Series 2013
0.850% due 02/01/2015	5,300	5,312
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,483
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	1,800	2,249
Palomar Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032	100	104

		9,148

NEW YORK 0.4%
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026	100	112
5.000% due 03/15/2027	100	110
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	3,000	2,681

		2,903

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	566

SOUTH CAROLINA 0.3%
South Carolina State Public Service Authority Revenue Notes, Series 2011
0.894% due 06/02/2014	1,800	1,800

TEXAS 0.0%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	208

Total Municipal Bonds & Notes (Cost $14,908)		14,625

U.S. GOVERNMENT AGENCIES 27.6%
Fannie Mae
0.313% due 03/25/2034	14	14
0.323% due 03/25/2036	457	431
0.543% due 09/25/2042	279	277
1.625% due 11/25/2023	75	77
1.719% due 04/25/2024	67	69
1.879% due 08/01/2035	326	341
2.261% due 07/01/2032	21	21
2.317% due 09/01/2035	321	341
2.356% due 09/01/2031	1	1
2.387% due 10/01/2035	275	291
2.492% due 11/01/2034	312	336
2.508% due 02/01/2034	160	170
2.550% due 02/01/2035	102	109
2.617% due 07/01/2035	329	350
2.653% due 10/01/2035	161	172
2.676% due 08/01/2036	358	382
2.742% due 03/01/2036	945	1,010
2.832% due 10/01/2035	170	181
3.000% due 08/01/2028 - 08/01/2043	5,000	4,924
4.000% due 10/01/2030 - 08/01/2043	126,154	131,301
4.500% due 07/01/2043	1,000	1,058
5.500% due 02/01/2024 - 09/01/2027	105	115
Freddie Mac
0.393% due 10/15/2020	207	207
1.374% due 10/25/2044	100	101
1.574% due 07/25/2044	477	489
2.442% due 09/01/2035	89	95
4.000% due 08/01/2043	2,000	2,076
5.500% due 08/15/2030	1	1
Ginnie Mae
0.593% due 03/16/2032	17	17
1.625% due 11/20/2024	53	56
2.500% due 01/15/2043	995	929
3.000% due 04/15/2042 - 07/01/2043	31,000	30,655
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,300	1,333

Small Business Administration
5.680% due 06/01/2028		1,329	1,498

Total U.S. Government Agencies (Cost $181,718)			179,428

U.S. TREASURY OBLIGATIONS 46.3%
U.S. Treasury Bonds
3.000% due 05/15/2042		1,600	1,460
3.125% due 11/15/2041		1,300	1,221
3.750% due 08/15/2041		2,300	2,432
3.875% due 08/15/2040 (h)		70	76
4.375% due 05/15/2041		2,300	2,701
6.250% due 08/15/2023		4,100	5,500
7.625% due 11/15/2022 (h)(j)		7,300	10,581
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)		31,439	30,789
0.125% due 07/15/2022		2,629	2,570
0.125% due 01/15/2023		1,511	1,464
0.625% due 07/15/2021		1,238	1,278
0.750% due 02/15/2042		1,029	906
1.125% due 01/15/2021		1,063	1,137
2.375% due 01/15/2025		987	1,176
U.S. Treasury Notes
0.250% due 03/31/2014 (j)		30,800	30,822
0.250% due 04/30/2014		14,600	14,610
0.250% due 05/31/2014		3,800	3,802
0.250% due 06/30/2014		1,900	1,901
0.250% due 09/15/2014		2,700	2,701
0.250% due 02/28/2015		46,900	46,863
0.250% due 03/31/2015		40,400	40,355
0.250% due 09/15/2015		3,000	2,988
0.250% due 10/15/2015		3,400	3,385
0.375% due 11/15/2014		16,900	16,935
0.500% due 10/15/2014		28,800	28,905
0.500% due 07/31/2017		300	293
0.750% due 06/15/2014		2,700	2,714
0.750% due 02/28/2018		700	683
1.000% due 05/15/2014		21,600	21,754
1.250% due 02/15/2014 (j)		57	57
1.250% due 04/15/2014		8,800	8,875
1.250% due 02/29/2020		2,700	2,598
1.875% due 04/30/2014		1,300	1,318
2.000% due 02/15/2022		6,200	6,061

Total U.S. Treasury Obligations (Cost $304,239)			300,911

MORTGAGE-BACKED SECURITIES 3.5%
American General Mortgage Loan Trust
5.150% due 03/25/2058		494	498
American Home Mortgage Assets Trust
0.383% due 05/25/2046		1,332	922
0.403% due 10/25/2046		478	315
American Home Mortgage Investment Trust
1.914% due 09/25/2045		479	473
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	135	176
Banc of America Funding Corp.
5.630% due 01/20/2047 ^		$78	59
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		210	208
Bear Stearns Alt-A Trust
2.594% due 08/25/2036 ^		692	277
2.709% due 05/25/2035		279	257
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	1,740	2,078
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		$629	607
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		492	560
Countrywide Alternative Loan Trust
0.402% due 03/20/2046		1,053	748
0.402% due 07/20/2046 ^		1,189	668
2.736% due 06/25/2037		1,930	1,542
Countrywide Home Loan Mortgage Pass-Through Trust
0.483% due 04/25/2035		203	172
0.513% due 03/25/2035		145	118
Credit Suisse First Boston Mortgage Securities Corp.
2.341% due 06/25/2033		155	150
Downey Savings & Loan Association Mortgage Loan Trust
0.452% due 08/19/2045		733	630
2.552% due 07/19/2044		58	57
Epic More London PLC
0.756% due 07/15/2017	GBP	1,860	2,770

First Horizon Alternative Mortgage Securities
2.385% due 03/25/2035		$164	129
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		63	60
First Republic Mortgage Loan Trust
0.543% due 11/15/2031		67	66
Greenpoint Mortgage Funding Trust
0.373% due 01/25/2037		1,157	770
GSR Mortgage Loan Trust
2.664% due 09/25/2035		208	205
Harborview Mortgage Loan Trust
0.432% due 03/19/2036		819	556
HomeBanc Mortgage Trust
2.508% due 04/25/2037 ^		889	455
IndyMac Mortgage Loan Trust
0.493% due 06/25/2037 ^		350	165
2.566% due 12/25/2034		39	38
JPMorgan Mortgage Trust
4.479% due 02/25/2035		131	132
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		178	154
0.443% due 11/25/2035		30	28
1.193% due 10/25/2035		56	56
Morgan Stanley Capital Trust
6.090% due 06/11/2049		100	113
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	1,300	1,701
1.675% due 07/15/2042		$600	604
Residential Accredit Loans, Inc. Trust
0.493% due 01/25/2035		252	243
0.593% due 03/25/2033		39	38
Residential Asset Securitization Trust
0.543% due 10/25/2018		351	341
0.593% due 05/25/2033		33	32
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		198	151
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035		240	229
0.473% due 02/25/2036		497	382
UBS-Barclays Commercial Mortgage Trust
1.303% due 03/10/2046 (a)		29,677	2,277
WaMu Mortgage Pass-Through Certificates
0.503% due 01/25/2045		122	112
0.513% due 01/25/2045		127	114
Wells Fargo Mortgage-Backed Securities Trust
2.729% due 10/25/2033		107	105

Total Mortgage-Backed Securities (Cost $24,046)			22,541

ASSET-BACKED SECURITIES 0.9%
Access Group, Inc.
1.576% due 10/27/2025		1,361	1,361
Bear Stearns Asset-Backed Securities Trust
2.995% due 10/25/2036		932	899
Berica ABS SRL
0.522% due 12/30/2055	EUR	967	1,203
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		$15	6
GSAMP Trust
0.373% due 11/25/2035		78	15
GSRPM Mortgage Loan Trust
1.593% due 01/25/2032		0	1
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		186	176
SLM Student Loan Trust
2.350% due 04/15/2039		327	328
Structured Asset Securities Corp.
1.694% due 04/25/2035		384	359
Venture CDO Ltd.
0.496% due 07/22/2021		1,600	1,551

Total Asset-Backed Securities (Cost $5,924)			5,899

SOVEREIGN ISSUES 13.5%
Australia Government Bond
5.750% due 05/15/2021	AUD	3,700	3,885
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	646
Province of Ontario
3.150% due 06/02/2022	CAD	2,900	2,747
Province of Quebec
2.750% due 08/25/2021		$1,900	1,868
Qatar Government International Bond
4.000% due 01/20/2015		1,200	1,250

Republic of Germany
0.750% due 09/13/2013	EUR	38,600	50,314
4.250% due 01/04/2014		20,300	26,991

Total Sovereign Issues (Cost $88,186)			87,701

	SHARES
EXCHANGE-TRADED FUNDS 3.4%
iShares MSCI EAFE Index Fund		387,378	22,228

Total Exchange-Traded Funds (Cost $23,321)			22,228

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.9%
COMMERCIAL PAPER 2.0%
Entergy Corp.
0.790% due 08/13/2013		$4,700	4,695
0.800% due 08/27/2013		2,500	2,497
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		1,800	1,794
1.100% due 10/04/2013		1,900	1,895
1.190% due 07/09/2013		200	200
Vodafone Group PLC
0.590% due 01/02/2014		2,000	1,995

			13,076

REPURCHASE AGREEMENTS (f) 10.1%			65,989

SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.183% due 05/01/2014		1,500	1,498

U.S. TREASURY BILLS 1.7%
0.103% due 02/06/2014 - 05/29/2014 (b)(g)(j)		10,742	10,733

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 5.0%
PIMCO Short-Term Floating NAV Portfolio		3,235,015	32,370

Total Short-Term Instruments (Cost $123,667)			123,666

Total Investments 127.7% (Cost $838,819)			$830,763
Written Options (i) (0.3%) (Premiums $542)			(2,271)
Other Assets and Liabilities (Net) (27.4%)			(177,932)

Net Assets 100.0%			$650,560

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(625)	$600	$600
BRC	0.100%	06/28/2013	07/01/2013	6,000	U.S. Treasury Notes 0.625% due 05/31/2017	(6,133)	6,000	6,000
	0.180%	06/28/2013	07/01/2013	8,200	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(8,399)	8,200	8,200
DEU	0.100%	06/28/2013	07/01/2013	21,600	U.S. Treasury Bonds 4.500% due 05/15/2038	(22,258)	21,600	21,600
JPS	0.200%	06/28/2013	07/01/2013	12,300	U.S. Treasury Notes 0.625% due 11/30/2017	(12,588)	12,300	12,301
SAL	0.200%	06/28/2013	07/01/2013	5,500	U.S. Treasury Notes 0.625% due 09/30/2017	(5,625)	5,500	5,500
SSB	0.010%	06/28/2013	07/01/2013	489	Fannie Mae 2.200% due 10/17/2022	(503)	489	489
TDM	0.190%	06/28/2013	07/01/2013	11,300	U.S. Treasury Notes 0.875% due 02/28/2017	(11,583)	11,300	11,300

						$(67,714)	$65,989	$65,990

(1)	Includes accrued interest.

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $7,312 at a weighted average interest rate of 0.070%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (2)
Fannie Mae	5.500%	07/01/2043	$2,000	$2,164	$(2,172)
Freddie Mac	5.500%	07/01/2043	6,000	6,437	(6,455)
Ginnie Mae	5.500%	07/01/2043	900	976	(980)
U.S. Treasury Notes	1.625%	08/15/2022	10,700	9,991	(10,103)
U.S. Treasury Notes	1.625%	11/15/2022	360	334	(337)
U.S. Treasury Notes	2.125%	08/15/2021	23,500	24,032	(23,580)

				$43,934	$(43,627)

(2)	Market value includes $258 of interest payable on short sales.

(g)	Securities with an aggregate market value of $1,903 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	18
U.S. Treasury 5-Year Note September Futures	Short	09/2013	326	446
U.S. Treasury 10-Year Note September Futures	Short	09/2013	200	533

				997

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015	$14,400	$(1,033)	$(1,753)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	194	1	(7)

				$(1,032)	$(1,760)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		$18,400	$305	$173
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		7,400	(4)	44
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		5,100	699	352
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	800	8	4
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		1,500	(2)	1
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		2,500	(99)	(82)

						$907	$492

(h)	Securities with an aggregate market value of $1,764 and cash of $145 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	3,092		$3,997	BRC	$0	$(28)	$(28)
07/2013		5,548		7,138	DUB	0	(84)	(84)
07/2013		948		1,271	JPM	37	0	37
07/2013		157,244		203,112	MSC	0	(1,564)	(1,564)
07/2013		157,244		208,754	UAG	4,077	0	4,077
07/2013	GBP	2,313		3,494	BRC	0	(24)	(24)
07/2013		3,976		5,982	DUB	0	(66)	(66)
07/2013		101,497		153,232	RYL	0	(1,140)	(1,140)
07/2013	HKD	9,312		1,200	CBK	0	(1)	(1)
07/2013		148,152		19,095	HUS	0	(7)	(7)
07/2013		3,879		500	JPM	0	0	0
07/2013		11,644		1,500	MSC	0	(1)	(1)
07/2013	ILS	1,098		300	BOA	2	(4)	(2)
07/2013		735		200	BPS	0	(2)	(2)
07/2013		6,460		1,811	DUB	36	0	36
07/2013		4,968		1,359	MSC	0	(7)	(7)
07/2013	JPY	125,880		1,301	BOA	32	0	32
07/2013		16,668,430		168,646	BPS	578	0	578
07/2013	SGD	1,481		1,200	BOA	31	0	31
07/2013		873		700	BRC	11	0	11
07/2013		11,880		9,569	FBF	196	0	196
07/2013		1,008		798	JPM	2	0	2
07/2013		370		300	MSC	8	0	8
07/2013		$1,400	AUD	1,511	BRC	0	(18)	(18)
07/2013		2,600		2,819	JPM	0	(23)	(23)
07/2013		5,200	CHF	4,898	BPS	0	(15)	(15)
07/2013		1,600		1,494	FBF	0	(18)	(18)
07/2013		200	DKK	1,138	GLM	0	(1)	(1)
07/2013		13,100	EUR	10,005	BPS	0	(77)	(77)
07/2013		8,064		6,070	BRC	0	(163)	(163)
07/2013		4,900		3,739	CBK	0	(34)	(34)
07/2013		52,717		40,224	DUB	0	(360)	(360)
07/2013		4,318		3,221	JPM	0	(125)	(125)
07/2013		208,754		157,244	MSC	0	(4,077)	(4,077)
07/2013		153,967		117,317	RYL	0	(1,261)	(1,261)
07/2013		11,600	GBP	7,607	BPS	0	(31)	(31)
07/2013		170,243		110,247	GLM	0	(2,562)	(2,562)
07/2013		21,805	HKD	169,107	JPM	0	(1)	(1)
07/2013		500		3,879	MSC	0	0	0
07/2013		100		ILS 363	BOA	0	0	0
07/2013		3,556		12,898	JPM	0	(10)	(10)
07/2013		9,700	JPY	959,923	BRC	0	(21)	(21)
07/2013		21,940		2,084,000	FBF	0	(927)	(927)
07/2013		3,900		381,287	GLM	0	(56)	(56)
07/2013		2,125		202,955	HUS	0	(78)	(78)
07/2013		100	NOK	616	CBK	1	0	1
07/2013		1,700	SEK	11,403	BRC	0	0	0
07/2013		500		3,387	CBK	5	0	5

07/2013		999	SGD	1,261	CBK	0	(4)	(4)
07/2013		11,262		14,352	HUS	61	0	61
08/2013	AUD	77,353		$72,633	BRC	2,045	0	2,045
08/2013		45		42	DUB	0	0	0
08/2013		81		75	HUS	1	0	1
08/2013	BRL	3,665		1,804	UAG	173	0	173
08/2013	CHF	53,437		57,217	BPS	621	0	621
08/2013		1,056		1,096	BRC	0	(23)	(23)
08/2013		5,810		5,969	DUB	0	(184)	(184)
08/2013		1,317		1,401	RBC	6	0	6
08/2013	CNY	9,808		1,578	FBF	0	(6)	(6)
08/2013	DKK	38,605		6,836	BRC	96	(1)	95
08/2013		1,731		299	DUB	0	(3)	(3)
08/2013		1,138		200	RBC	2	0	2
08/2013	EUR	40,224		52,726	DUB	362	0	362
08/2013		117,317		153,991	RYL	1,266	0	1,266
08/2013	GBP	107,786		166,409	GLM	2,507	0	2,507
08/2013	NOK	585		99	BRC	3	0	3
08/2013		2,928		497	DUB	16	0	16
08/2013		30,498		5,287	UAG	274	0	274
08/2013	NZD	870		685	HUS	12	0	12
08/2013	SEK	10,679		1,591	DUB	0	0	0
08/2013		130,374		20,046	HUS	625	0	625
08/2013		3,030		474	JPM	23	0	23
08/2013		3,257		499	RBC	14	0	14
08/2013		$1,446	AUD	1,561	FBF	0	(21)	(21)
08/2013		11,952		13,049	MSC	0	(44)	(44)
08/2013		608	BRL	1,314	BRC	0	(24)	(24)
08/2013		237		511	DUB	0	(9)	(9)
08/2013		243		526	JPM	0	(9)	(9)
08/2013		608		1,314	UAG	0	(23)	(23)
08/2013		1,582	CHF	1,494	FBF	0	0	0
08/2013		1,559	CNY	9,808	UAG	24	0	24
08/2013		199	DKK	1,140	FBF	0	0	0
08/2013		4,879	EUR	3,740	FBF	0	(10)	(10)
08/2013		3,753	GBP	2,462	FBF	0	(10)	(10)
08/2013		102	NOK	615	FBF	0	(1)	(1)
08/2013		502	SEK	3,385	FBF	2	0	2
09/2013	CAD	48		$47	JPM	2	0	2
09/2013		2,837		2,783	RBC	91	0	91
09/2013	EUR	20,800		27,270	BRC	187	0	187
09/2013		18,000		23,585	JPM	147	0	147
09/2013	SGD	14,352		11,263	HUS	0	(62)	(62)
09/2013		$17	CLP	8,500	UAG	0	(1)	(1)
09/2013		199	MXN	2,459	JPM	0	(11)	(11)
09/2013		300	SGD	383	BOA	2	0	2
09/2013		600		760	JPM	0	0	0
10/2013	HKD	169,107		$21,810	JPM	0	(2)	(2)
10/2013	ILS	12,898		3,549	JPM	11	0	11
10/2013		$500	HKD	3,879	JPM	0	0	0
10/2013		2,100		16,285	MSC	1	0	1
01/2014	EUR	20,909		$26,856	UAG	0	(385)	(385)

						$13,590	$(13,619)	$(29)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	9,300	$20	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,400	4	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,700	8	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		$2,600	6	(57)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		2,100	6	(46)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		15,600	55	(250)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		77,500	217	(1,394)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		13,300	34	(290)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	6,100	33	(4)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	4	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,200	11	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,100	12	(1)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$600	3	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		600	4	(9)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,000	6	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,000	19	(46)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,700	7	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,700	13	(26)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		6,800	23	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,800	23	(104)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,800	12	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,800	22	(43)

								$542	$(2,271)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Embarq Corp.	BOA	(1.370%	)	03/20/2014	0.283%	$100	$(1)	$0	$(1)
Embarq Corp.	DUB	(1.425%	)	03/20/2014	0.283%	500	(4)	0	(4)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	0.283%	600	(5)	0	(5)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	0.283%	300	(2)	0	(2)
Embarq Corp.	MYC	(1.300%	)	03/20/2014	0.283%	200	(2)	0	(2)
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.103%	2,100	(28)	0	(28)
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	0.518%	1,000	(17)	0	(17)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.256%	2,300	(2)	0	(2)

							$(61)	$0	$(61)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	CBK	1.000%	09/20/2021	2.164%	$6,000	$(492)	$(258)	$(234)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051	$4,272	$171	$641	$(470)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MYC	0.463%	12/20/2015	$5,600	$(16)	$0	$(16)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM	BRL	1,000	$(11)	$(2)	$(9)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		2,700	(31)	(6)	(25)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		100	(1)	0	(1)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		6,900	(68)	(4)	(64)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		2,200	(21)	0	(21)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		100	(1)	0	(1)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		2,100	(15)	4	(19)
Pay	1-Year BRL-CDI	8.270%	01/02/2015	MYC		28,100	(208)	(56)	(152)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		2,700	(10)	16	(26)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		25,100	(141)	1	(142)
Pay	1-Year BRL-CDI	9.880%	01/02/2015	BOA		900	9	0	9
Pay	1-Year BRL-CDI	9.890%	01/02/2015	BOA		11,300	117	0	117
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,400	15	0	15
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		900	10	0	10
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		8,300	106	15	91
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		3,000	52	18	34
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		100	(2)	0	(2)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		19,700	(455)	(15)	(440)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		11,500	(266)	(13)	(253)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		23,000	(506)	12	(518)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		1,000	(16)	4	(20)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		24,300	(451)	(24)	(427)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		27,200	(494)	(14)	(480)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		1,200	(20)	0	(20)
Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	BRC	AUD	1,200	94	(6)	100
Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	DUB		800	62	(4)	66

							$(2,252)	$(74)	$(2,178)

Total Return Swaps on Exchange-Traded Funds

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	iShares MSCI EAFE Index Fund	239,760	3-Month USD-LIBOR plus a specified spread	$15,119	11/15/2013	BOA	$(1,091)
Receive	iShares MSCI EAFE Index Fund	746,667	3-Month USD-LIBOR plus a specified spread	45,868	01/31/2014	BOA	(2,197)
Receive	iShares MSCI EAFE Index Fund	4,053,332	3-Month USD-LIBOR plus a specified spread	239,995	03/31/2014	BOA	(3,042)
Receive	iShares MSCI EAFE Index Fund	1,171,877	3-Month USD-LIBOR plus a specified spread	69,750	04/30/2014	BPS	(1,247)
Receive	iShares MSCI EAFE Index Fund	635,475	3-Month USD-LIBOR plus a specified spread	39,994	06/13/2014	FBF	(2,829)
Receive	iShares MSCI EAFE Index Fund	3,286,750	3-Month USD-LIBOR plus a specified spread	193,233	02/28/2014	JPM	(985)
Receive	iShares MSCI EAFE Index Fund	657,107	3-Month USD-LIBOR plus a specified spread	38,931	04/04/2014	JPM	(487)

							$(11,878)

(j)	Securities with an aggregate market value of $25,027 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$1,496	$0	$1,496
Corporate Bonds & Notes
Banking & Finance	0	57,158	0	57,158
Industrials	0	9,526	0	9,526
Utilities	0	5,584	0	5,584
Municipal Bonds & Notes
California	0	9,148	0	9,148
New York	0	2,903	0	2,903
Ohio	0	566	0	566
South Carolina	0	1,800	0	1,800
Texas	0	208	0	208
U.S. Government Agencies	0	179,428	0	179,428
U.S. Treasury Obligations	0	300,911	0	300,911
Mortgage-Backed Securities	0	22,541	0	22,541
Asset-Backed Securities	0	5,899	0	5,899
Sovereign Issues	0	87,701	0	87,701
Exchange-Traded Funds	22,228	0	0	22,228
Short-Term Instruments
Commercial Paper	0	13,076	0	13,076
Repurchase Agreements	0	65,989	0	65,989
Short-Term Notes	0	1,498	0	1,498
U.S. Treasury Bills	0	10,733	0	10,733
Central Funds Used for Cash Management Purposes	32,370	0	0	32,370
	$54,598	$776,165	$0	$830,763

Short Sales, at value
U.S. Government Agencies	0	(9,607)	0	(9,607)
U.S. Treasury Obligations	0	(34,020)	0	(34,020)
	$0	$(43,627)	$0	$(43,627)

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	13,590	0	13,590
Interest Rate Contracts	997	1,016	0	2,013
	$997	$14,606	$0	$15,603
Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,541)	0	(2,541)
Equity Contracts	0	(11,878)	0	(11,878)
Foreign Exchange Contracts	0	(13,619)	0	(13,619)
Interest Rate Contracts	0	(4,973)	0	(4,973)

	$0	$(33,011)	$0	$(33,011)

Totals	$55,595	$714,133	$0	$769,728

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
2.695% due 05/02/2016		$1,775	$1,771
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,248	1,252

Total Bank Loan Obligations (Cost $3,015)			3,023

CORPORATE BONDS & NOTES 15.0%
BANKING & FINANCE 11.2%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		600	604
Ally Financial, Inc.
4.500% due 02/11/2014		200	202
4.625% due 06/26/2015		2,000	2,051
6.750% due 12/01/2014		10,125	10,693
7.500% due 12/31/2013		1,400	1,438
7.500% due 09/15/2020		2,300	2,659
8.300% due 02/12/2015		2,400	2,592
American General Institutional Capital
8.125% due 03/15/2046		200	243
American International Group, Inc.
4.900% due 06/02/2014	CAD	1,500	1,460
5.050% due 10/01/2015		$500	542
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		100	100
ASIF
3.000% due 02/17/2017	EUR	200	254
Banco del Estado de Chile
4.125% due 10/07/2020		$2,000	2,015
Banco do Brasil S.A.
5.875% due 01/19/2023		1,700	1,645
Banco Santander Brasil S.A.
2.373% due 03/18/2014		400	398
4.250% due 01/14/2016		300	305
4.500% due 04/06/2015		500	505
4.625% due 02/13/2017		5,000	5,100
Banco Santander Chile
1.876% due 01/19/2016		1,000	1,003
Bank of America Corp.
1.696% due 01/30/2014		700	704
Bank of Nova Scotia
1.650% due 10/29/2015		200	204
Banque PSA Finance S.A.
2.182% due 04/04/2014		600	595
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	209
6.500% due 03/10/2021		200	211
6.750% due 09/30/2022		2,200	2,381
BM&FBovespa S.A.
5.500% due 07/16/2020		100	103
BNP Paribas S.A.
1.179% due 01/10/2014		1,000	1,003
BPCE S.A.
2.375% due 10/04/2013		100	100
CIT Group, Inc.
4.750% due 02/15/2015		2,600	2,649
5.250% due 04/01/2014		7,300	7,428
Citigroup, Inc.
0.544% due 06/09/2016		7,900	7,628
1.727% due 01/13/2014		500	503
2.275% due 08/13/2013		100	100
5.000% due 09/15/2014		8,800	9,147
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		1,600	1,606
Credit Suisse
2.200% due 01/14/2014		300	303
Eksportfinans ASA
0.480% due 10/07/2013		2,000	1,988
2.000% due 09/15/2015		3,100	2,991
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,192
8.125% due 01/21/2014		800	831
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		200	217
8.000% due 12/15/2016		200	235
8.700% due 10/01/2014		1,600	1,744
12.000% due 05/15/2015		600	712

Goldman Sachs Group, Inc.
1.273% due 02/07/2014	3,100	3,109
HBOS PLC
0.976% due 09/30/2016 (g)	3,000	2,865
HSBC Bank PLC
2.000% due 01/19/2014	200	202
ING Bank NV
2.500% due 01/14/2016	100	103
International Lease Finance Corp.
4.875% due 04/01/2015	5,000	5,100
5.650% due 06/01/2014	700	715
6.500% due 09/01/2014	2,100	2,194
6.625% due 11/15/2013	1,300	1,321
6.750% due 09/01/2016	100	109
8.625% due 09/15/2015	2,756	3,028
Intesa Sanpaolo SpA
2.674% due 02/24/2014	500	502
JPMorgan Chase & Co.
0.893% due 02/26/2016	4,900	4,893
1.075% due 01/24/2014	2,400	2,410
4.750% due 03/01/2015	600	638
Korea Development Bank
3.500% due 08/22/2017	300	307
4.375% due 08/10/2015	200	211
Korea Finance Corp.
3.250% due 09/20/2016	100	104
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)	200	269
National Australia Bank Ltd.
0.998% due 04/11/2014	2,100	2,112
Nordea Bank AB
2.125% due 01/14/2014	100	101
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015	900	903
Northern Rock Asset Management PLC
5.625% due 06/22/2017	500	570
Petrobras Global Finance BV
2.414% due 01/15/2019	300	295
3.000% due 01/15/2019	300	279
Pricoa Global Funding
0.476% due 09/27/2013	100	100
Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	109
Qatari Diar Finance QSC
3.500% due 07/21/2015	100	104
RCI Banque S.A.
2.148% due 04/11/2014	1,600	1,604
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)	200	189
SLM Corp.
0.576% due 01/27/2014	200	198
5.000% due 10/01/2013	2,500	2,516
Springleaf Finance Corp.
6.900% due 12/15/2017	200	197
SSIF Nevada LP
0.977% due 04/14/2014	3,900	3,919
State Bank of India
4.500% due 07/27/2015	1,000	1,043
Stone Street Trust
5.902% due 12/15/2015	300	322
Toyota Motor Credit Corp. CPI Linked Bond
2.270% due 09/10/2013	1,200	1,201
UBS AG
2.250% due 08/12/2013	1,802	1,806

		125,241

INDUSTRIALS 2.5%
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014	1,100	1,103
Asciano Finance Ltd.
5.000% due 04/07/2018	1,200	1,276
Braskem Finance Ltd.
5.750% due 04/15/2021	2,700	2,646
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	345
CSN Resources S.A.
6.500% due 07/21/2020	1,100	1,076
Daimler Finance North America LLC
1.472% due 09/13/2013	400	401
Deutsche Telekom International Finance BV
5.875% due 08/20/2013	1,300	1,309
DISH DBS Corp.
7.750% due 05/31/2015	200	218

Gerdau Holdings, Inc.
7.000% due 01/20/2020	400	424
GTL Trade Finance, Inc.
7.250% due 10/20/2017	600	654
HCA, Inc.
7.875% due 02/15/2020	400	432
8.500% due 04/15/2019	1,300	1,398
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	107
5.750% due 09/11/2019	300	338
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	726
Noble Group Ltd.
6.750% due 01/29/2020	600	612
Rohm & Haas Co.
6.000% due 09/15/2017	100	114
Sanofi
0.586% due 03/28/2014	400	401
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	7,700	7,724
Time Warner Cable, Inc.
6.200% due 07/01/2013	6,200	6,200
United Airlines, Inc.
6.750% due 09/15/2015	900	929
Vivendi S.A.
2.400% due 04/10/2015	100	102

		28,535

UTILITIES 1.3%
British Telecommunications PLC
1.397% due 12/20/2013	5,800	5,829
Bruce Mansfield Unit
6.850% due 06/01/2034	5,399	5,878
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	1,100	984
Majapahit Holding BV
7.750% due 01/20/2020	200	220
TNK-BP Finance S.A.
6.625% due 03/20/2017	800	872
Verizon Communications, Inc.
0.886% due 03/28/2014	900	903

		14,686

Total Corporate Bonds & Notes (Cost $167,156)		168,462

MUNICIPAL BONDS & NOTES 8.0%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,147

CALIFORNIA 1.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	124
6.918% due 04/01/2040	900	1,128
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	130
7.550% due 04/01/2039	100	134
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	400	475
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	1,966
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,472
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.360% due 08/01/2040	1,200	1,275
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,077
5.813% due 06/01/2040	1,300	1,426
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	800	900
Riverside County, California Economic Development Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	400	410
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	219

University of California Revenue Bonds, Series 2012
5.000% due 05/15/2032	4,100	4,403

		15,139

DISTRICT OF COLUMBIA 1.3%
District of Columbia Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 10/01/2037	13,460	14,250

FLORIDA 1.4%
Tallahassee, Florida Revenue Bonds, Series 2007
5.000% due 10/01/2037	14,500	15,462

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	232
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	1,500	1,573
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,729

		3,534

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	600	708

MASSACHUSETTS 0.1%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2026	600	683

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	111

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,288

NEW YORK 2.8%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	3,900	4,115
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,100	1,259
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	109
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2029	7,600	8,326
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	14,800	15,445
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2041	1,200	1,258
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	700	762

		31,274

NORTH CAROLINA 0.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2012
5.000% due 01/15/2030	1,000	1,074
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	113

		1,187

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	88

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	116

TEXAS 0.0%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	400	461

VIRGINIA 0.3%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2030	3,500	3,861

WASHINGTON 0.0%
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	166

Total Municipal Bonds & Notes (Cost $91,926)		89,475

U.S. GOVERNMENT AGENCIES 52.1%
Fannie Mae
0.543% due 07/25/2037	104	104
0.573% due 07/25/2037	102	103
0.593% due 09/25/2035	130	130
0.603% due 09/25/2035	200	202
0.875% due 08/28/2017 - 05/21/2018	18,800	18,355
0.913% due 06/25/2037	296	299
0.923% due 06/25/2040	1,056	1,065
0.933% due 03/25/2040	252	255
1.250% due 01/30/2017	2,800	2,819
2.310% due 08/01/2022	100	96
2.500% due 07/01/2028	76,000	76,368
2.870% due 09/01/2027	800	720
3.500% due 10/01/2025 - 07/01/2028	7,072	7,370
4.000% due 07/01/2025 - 08/01/2043	180,915	188,532
4.500% due 07/01/2028 - 08/01/2043	23,851	25,278
5.000% due 02/13/2017 - 07/01/2043	32,891	35,538
5.375% due 06/12/2017	700	811
5.500% due 02/01/2018 - 08/01/2043	54,700	59,432
6.000% due 07/01/2038	144	156
6.500% due 10/01/2035	43	50
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	916	918
Freddie Mac
0.750% due 01/12/2018	34,600	33,537
0.763% due 06/15/2041	1,957	1,976
0.875% due 03/07/2018	2,300	2,228
0.893% due 08/15/2037	247	249
0.903% due 10/15/2037	56	57
0.913% due 05/15/2037 - 09/15/2037	285	287
1.000% due 03/08/2017 - 09/29/2017	11,500	11,384
1.000% due 06/29/2017 (i)	28,000	27,776
1.250% due 05/12/2017 - 10/02/2019	6,100	5,916
1.750% due 05/30/2019	700	690
2.375% due 01/13/2022	500	487
4.000% due 06/15/2038 - 07/15/2042	3,979	4,142
4.500% due 11/01/2040 - 04/01/2041	13,147	13,881
5.500% due 08/23/2017 - 07/01/2038	1,108	1,254
Ginnie Mae
3.000% due 03/15/2042 - 07/01/2043	24,000	23,772
3.500% due 12/15/2040 - 07/01/2043	33,000	33,899
5.000% due 05/15/2039 - 07/01/2043	1,963	2,121
6.000% due 08/15/2037	297	334
Small Business Administration
4.430% due 05/01/2029	208	225
5.290% due 12/01/2027	49	54
5.490% due 03/01/2028	393	440
6.220% due 12/01/2028	59	68

Total U.S. Government Agencies (Cost $590,911)		583,378

U.S. TREASURY OBLIGATIONS 11.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017	307	315
0.125% due 07/15/2022	1,213	1,186
0.625% due 07/15/2021	3,817	3,941
0.625% due 02/15/2043	405	340
0.750% due 02/15/2042 (i)(k)	29,638	26,096
1.125% due 01/15/2021	106	114
1.250% due 07/15/2020	213	232
1.750% due 01/15/2028	3,552	3,978
1.875% due 07/15/2019	218	246
2.000% due 01/15/2026	703	812
2.125% due 02/15/2040	2,152	2,613
2.375% due 01/15/2025	8,142	9,699
2.375% due 01/15/2027 (i)	12,321	14,822
2.500% due 01/15/2029	7,365	9,076
3.625% due 04/15/2028	575	798
3.875% due 04/15/2029	1,273	1,834

U.S. Treasury Notes
0.625% due 11/30/2017		1,900	1,851
0.625% due 04/30/2018 (i)		16,400	15,843
0.750% due 10/31/2017 (i)(k)		2,100	2,060
0.750% due 12/31/2017 (k)		4,200	4,108
0.750% due 02/28/2018 (i)(k)		26,300	25,648
1.375% due 05/31/2020		100	96

Total U.S. Treasury Obligations (Cost $132,120)			125,708

MORTGAGE-BACKED SECURITIES 5.1%
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	176	229
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$194	196
5.857% due 06/10/2049		600	675
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		169	165
Chaseflex Trust
0.493% due 07/25/2037		1,864	1,373
Countrywide Alternative Loan Trust
0.353% due 02/25/2047		135	106
0.373% due 05/25/2047		974	742
0.543% due 05/25/2037 ^		8,805	4,964
1.168% due 02/25/2036		80	65
Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035		87	82
2.915% due 11/25/2034		55	51
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	445	670
Granite Master Issuer PLC
0.342% due 12/20/2054	EUR	1,163	1,478
0.402% due 12/20/2054		431	547
0.452% due 12/20/2054		$507	491
0.733% due 12/20/2054	GBP	5,101	7,568
0.813% due 12/20/2054		2,327	3,449
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	26	33
0.829% due 03/20/2044	GBP	1,127	1,686
0.829% due 06/20/2044		894	1,335
0.884% due 01/20/2044		26	39
0.889% due 09/20/2044		120	180
GS Mortgage Securities Trust
1.103% due 03/06/2020		$814	816
2.716% due 02/10/2021		1,600	1,614
8.059% due 07/13/2030		2,600	2,738
GSR Mortgage Loan Trust
2.679% due 09/25/2035		1,038	1,034
5.083% due 11/25/2035		28	28
6.000% due 03/25/2037		27	25
Indus (Eclipse) PLC
0.674% due 01/25/2020	GBP	491	703
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		$600	663
5.420% due 01/15/2049		300	333
JPMorgan Mortgage Trust
2.858% due 07/25/2035		7,387	7,245
2.868% due 08/25/2034		417	409
4.479% due 02/25/2035		9	9
5.750% due 01/25/2036		22	20
Leek Finance Ltd.
0.789% due 12/21/2037	GBP	1,578	2,466
Merrill Lynch Floating Trust
0.731% due 07/09/2021		$6,303	6,286
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		22	19
0.443% due 11/25/2035		44	41
5.141% due 09/25/2035		697	663
Morgan Stanley Capital Trust
5.439% due 02/12/2044		1,023	1,047
5.610% due 04/15/2049		141	144
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		50	46
Residential Accredit Loans, Inc. Trust
1.528% due 09/25/2045		143	119
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	1,189	1,473
Structured Asset Mortgage Investments Trust
0.323% due 03/25/2037		$79	58
0.442% due 07/19/2035		37	36
Titan Europe PLC
0.784% due 10/23/2016	GBP	913	1,321
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		$74	74

WaMu Mortgage Pass-Through Certificates
0.899% due 01/25/2047		49	45
1.174% due 02/25/2046		276	249
1.368% due 11/25/2042		204	188
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		37	37
2.696% due 11/25/2034		734	736

Total Mortgage-Backed Securities (Cost $56,803)			56,809

ASSET-BACKED SECURITIES 3.3%
Ares CLO Ltd.
0.524% due 02/24/2018		238	238
Asset-Backed Securities Corp. Home Equity Loan Trust
0.833% due 07/25/2035		300	265
Bear Stearns Asset-Backed Securities Trust
0.283% due 06/25/2047		5	5
0.353% due 08/25/2036		2,415	1,647
BNC Mortgage Loan Trust
0.293% due 05/25/2037		48	46
Centurion CDO Ltd.
0.594% due 03/08/2017		4,136	4,117
Citibank Omni Master Trust
2.943% due 08/15/2018		1,800	1,849
Citigroup Mortgage Loan Trust, Inc.
0.303% due 08/25/2036		2	2
Duane Street CLO Ltd.
0.525% due 11/08/2017		319	319
0.528% due 01/11/2021		7,063	7,034
Eurocredit CDO BV
0.808% due 10/20/2016	EUR	3,389	4,368
First Franklin Mortgage Loan Trust
0.683% due 09/25/2035		$1,000	832
GSAMP Trust
0.263% due 12/25/2036		30	15
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		2,730	2,729
Hillmark Funding
0.524% due 05/21/2021		900	883
HSBC Home Equity Loan Trust
1.132% due 11/20/2036		488	487
ING Investment Management CLO Ltd.
0.545% due 12/01/2017		418	415
Lafayette CLO Ltd.
1.674% due 09/06/2022		1,012	1,011
MASTR Asset-Backed Securities Trust
0.243% due 01/25/2037		38	14
Securitized Asset-Backed Receivables LLC
0.233% due 01/25/2037		5	5
SLC Student Loan Trust
4.750% due 06/15/2033		1,351	1,263
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	1,089	1,391
1.293% due 08/15/2023		$5,952	5,987
3.443% due 05/16/2044		388	402
3.500% due 08/17/2043		411	388
Soundview Home Loan Trust
0.273% due 06/25/2037		22	18
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038		9	9
Venture CDO Ltd.
0.496% due 07/22/2021		600	582
Wells Fargo Home Equity Trust
0.783% due 11/25/2035		1,000	846

Total Asset-Backed Securities (Cost $36,993)			37,167

SOVEREIGN ISSUES 3.0%
Autonomous Community of Valencia
4.000% due 11/02/2016	EUR	4,100	5,150
4.375% due 07/16/2015		400	520
Indonesia Government International Bond
7.500% due 01/15/2016		$500	552
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	800	1,115
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,500	527
7.750% due 12/14/2017		7,000	597
10.000% due 12/05/2024		1,200	125
Province of Ontario
2.850% due 06/02/2023	CAD	11,800	10,768
4.200% due 06/02/2020		6,600	6,814
4.300% due 03/08/2017		100	103

Province of Quebec
2.750% due 08/25/2021		$3,900	3,835
3.500% due 07/29/2020		400	421
4.250% due 12/01/2043	CAD	1,800	1,788
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,796

Total Sovereign Issues (Cost $35,398)			34,111

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

EXCHANGE-TRADED FUNDS 5.2%
iShares MSCI EAFE Index Fund		1,007,993	57,839

Total Exchange-Traded Funds (Cost $57,848)			57,839

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 32.3%
CERTIFICATES OF DEPOSIT 1.2%
Dexia Credit Local S.A.
1.500% due 09/27/2013		$1,400	1,403
1.700% due 09/06/2013		900	902
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,300	10,249
0.000% due 11/01/2013		700	697

			13,251

COMMERCIAL PAPER 4.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		14,200	14,152
Daimler Finance North America LLC
1.024% due 10/03/2013		5,500	5,495
1.070% due 10/08/2013		13,200	13,186
Entergy Corp.
0.790% due 08/13/2013		2,900	2,897
0.790% due 08/14/2013		1,500	1,499
0.790% due 08/20/2013		1,700	1,698
0.800% due 08/27/2013		3,100	3,096
0.940% due 11/04/2013		1,700	1,696
Ford Motor Credit Co. LLC
0.750% due 09/03/2013		3,100	3,095
1.021% due 11/01/2013		1,200	1,196
Santander S.A.
3.100% due 10/01/2013		2,800	2,794
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		2,600	2,595

			53,399

REPURCHASE AGREEMENTS (f) 0.2%			2,079

U.S. TREASURY BILLS 3.5%
0.030% due 08/08/2013 - 05/01/2014 (b)(g)(k)		38,979	38,978

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 22.6%
PIMCO Short-Term Floating NAV Portfolio	416	4
PIMCO Short-Term Floating NAV Portfolio III	25,375,310	253,525

		253,529

Total Short-Term Instruments (Cost $361,160)		361,236

Total Investments 135.5% (Cost $1,533,330)		$1,517,208
Written Options (h)(j) (0.3%) (Premiums $1,151)		(3,092)
Other Assets and Liabilities (Net) (35.2%)		(394,397)

Net Assets 100.0%		$1,119,719

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$2,079	Fannie Mae 2.200% due 10/17/2022	$(2,124)	$2,079	$2,079

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BRC	(2.000%)	06/28/2013	12/31/2013	$1,768	$(1,768)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $17,795 at a weighted average interest rate of (0.023%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Ginnie Mae	3.000%	07/01/2043	$24,000	$24,390	$(23,719)

(g)	Securities with an aggregate market value of $3,936 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$ 129.000	08/23/2013	99	$58	$(284)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	99	29	(3)

				$87	$(287)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	14	$2
3-Month Euribor June Futures	Long	06/2015	15	(9)
3-Month Euribor March Futures	Long	03/2015	15	(9)
3-Month Euribor September Futures	Long	09/2015	1	(1)
90-Day Eurodollar December Futures	Long	12/2015	584	(930)
90-Day Eurodollar June Futures	Long	06/2015	501	123
90-Day Eurodollar March Futures	Long	03/2016	111	(209)
90-Day Eurodollar September Futures	Long	09/2014	103	10
90-Day Eurodollar September Futures	Long	09/2015	92	(92)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	8	4
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	8	(10)

				$(1,121)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$5,100	$(79)	$(73)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		107,100	374	(453)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		52,500	7,192	4,300
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	1,400	(2)	4
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		3,800	(5)	3

						$7,480	$3,781

(i)	Securities with an aggregate market value of $5,288 and cash of $47 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	136		$182	DUB	$5	$0	$5
07/2013		2,116		2,820	FBF	66	0	66
07/2013		4,048		5,341	MSC	72	0	72
07/2013		10,253		13,495	RYL	149	0	149
07/2013	GBP	147		231	FBF	7	0	7
07/2013		15,004		22,861	HUS	104	(63)	41
07/2013	JPY	119,200		1,217	BPS	15	0	15
07/2013		26,400		271	BRC	5	0	5
07/2013		39,700		406	MSC	5	0	5
07/2013		185,815		1,882	UAG	9	0	9
07/2013	MYR	416		134	DUB	3	0	3
07/2013		309		100	JPM	3	0	3
07/2013		797		257	UAG	6	0	6
07/2013		$1,082	EUR	841	BOA	13	0	13
07/2013		20,295		15,712	MSC	156	0	156
07/2013		23,308	GBP	15,151	BRC	0	(264)	(264)
07/2013		1,844	JPY	173,700	FBF	0	(93)	(93)
07/2013		300	MYR	913	BRC	0	(12)	(12)
07/2013		200		609	FBF	0	(8)	(8)
08/2013	AUD	38		$35	BRC	0	0	0
08/2013		40		37	DUB	0	0	0
08/2013		2,193		2,079	HUS	78	0	78
08/2013	BRL	11,452		5,280	HUS	183	0	183
08/2013	GBP	15,151		23,303	BRC	264	0	264
08/2013	IDR	1,984,000		200	HUS	6	0	6
08/2013		$939	AUD	1,000	BRC	0	(27)	(27)
08/2013		5,648	BRL	11,476	UAG	0	(541)	(541)
08/2013		13,497	EUR	10,253	RYL	0	(149)	(149)
08/2013		200	IDR	1,984,000	JPM	0	(5)	(5)
09/2013	CAD	22,842		$22,419	DUB	743	0	743
09/2013	EUR	2,446		3,182	UAG	21	(24)	(3)
09/2013	MXN	5,098		394	BRC	3	0	3
09/2013		162,389		12,530	MSC	84	0	84
09/2013		$500	GBP	324	GLM	0	(7)	(7)
09/2013		11,990	MXN	148,038	JPM	0	(643)	(643)
09/2013		11		147	MSC	0	0	0
11/2013	EUR	11,687		$15,102	FBF	0	(119)	(119)
12/2013		11,300		14,263	BOA	0	(458)	(458)
04/2014		200		253	CBK	0	(7)	(7)
06/2014		300		380	FBF	0	(11)	(11)
08/2014		100		127	BPS	0	(4)	(4)

						$2,000	$(2,435)	$(435)

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,100	$11	$(7)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		6,100	14	(17)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,500	3	(2)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,500	3	(4)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,500	3	(2)

Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,500	3	(4)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$7,500	53	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	5,600	12	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		400	1	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$5,900	3	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		5,900	35	(195)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		4,600	12	(74)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		800	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		800	2	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		5,900	19	(95)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		25,200	69	(453)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		38,100	38	(7)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		38,100	162	(547)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		12,600	7	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		12,600	32	(275)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		22,800	115	(328)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		5,800	2	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		5,800	22	(165)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	2,000	10	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		700	3	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$1,900	8	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,900	13	(29)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,900	18	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,900	28	(59)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,700	7	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,700	23	(56)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,400	56	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		11,400	48	(174)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		6,400	24	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,400	26	(98)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		6,600	33	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,600	47	(101)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,600	19	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,600	20	(85)

								$1,005	$(2,796)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$2,800	$20	$(2)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	24	(4)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	4	(1)

						$39	$(7)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%	$200	$1	$1	$0
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	0.721%	1,200	11	(9)	20
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%	1,000	(7)	(8)	1
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.353%	1,300	(10)	(7)	(3)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%	2,000	(25)	(6)	(19)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.295%	200	(1)	(2)	1
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.440%	1,900	(24)	(3)	(21)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.196%	12,500	(38)	(228)	190
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.252%	400	(2)	(11)	9
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.353%	2,500	(21)	(14)	(7)
China Government International Bond	MYC	1.000%	06/20/2015	0.532%	5,200	50	(92)	142
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.642%	400	4	(8)	12
General Electric Capital Corp.	BOA	1.000%	09/20/2016	0.813%	3,000	19	(70)	89
General Electric Capital Corp.	GST	1.000%	03/20/2016	0.709%	1,700	14	(29)	43
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.228%	700	(5)	(12)	7
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.228%	100	(1)	(2)	1
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.228%	300	(2)	(5)	3
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.228%	100	(1)	(2)	1

Indonesia Government International Bond	MYC	1.000%	12/20/2015	1.104%	3,600	(8)	(214)	206
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%	400	(39)	(28)	(11)
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%	1,900	29	(18)	47
JPMorgan Chase & Co.	FBF	1.000%	06/20/2014	0.341%	2,700	19	24	(5)
MetLife, Inc.	BOA	1.000%	12/20/2015	0.681%	500	4	(24)	28
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%	800	7	(23)	30
MetLife, Inc.	CBK	1.000%	12/20/2015	0.681%	400	4	(14)	18
MetLife, Inc.	GST	1.000%	09/20/2015	0.613%	800	8	(51)	59
MetLife, Inc.	JPM	1.000%	09/20/2015	0.613%	1,100	10	(65)	75
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%	1,000	5	(8)	13
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.914%	3,300	9	0	9
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%	2,100	6	5	1
Mexico Government International Bond	GST	1.000%	03/20/2016	0.880%	5,000	18	(154)	172
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.789%	200	1	(2)	3
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.665%	300	2	(9)	11
Prudential Financial, Inc.	GST	1.000%	09/20/2016	0.846%	1,100	5	(22)	27
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.263%	200	3	2	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%	200	3	1	2

						$48	$(1,107)	$1,155

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$2,900	$80	$170	$(90)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	600	17	74	(57)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	5,800	159	365	(206)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	193	3	0	3

					$260	$609	$(349)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	1,300	$(21)	$1	$(22)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		400	(8)	(1)	(7)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		1,300	(24)	0	(24)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		1,000	(17)	0	(17)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	9,300	11	4	7
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,700	4	1	3
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		1,200	1	0	1
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		400	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,400	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		18,000	3	(14)	17
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,000	2	(3)	5
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		6,000	1	(4)	5
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		100	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		2,800	(15)	(5)	(10)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		5,400	(29)	(13)	(16)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		100	0	0	0

							$(94)	$(35)	$(59)

Total Return Swaps on Exchange-Traded Funds

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index Fund	5,181,551	3-Month USD-LIBOR plus a specified spread	$326,749	11/15/2013	BOA	$(23,569)

Receive	iShares MSCI EAFE Index Fund	3,938,524	3-Month USD-LIBOR less a specified spread	248,363	08/15/2013	BPS	(17,872)
Receive	iShares MSCI EAFE Index Fund	6,916,470	3-Month USD-LIBOR plus a specified spread	408,800	04/30/2014	BPS	(4,546)
Pay	iShares MSCI EAFE Index Fund	398,268	3-Month USD-LIBOR plus a specified spread	23,490	04/30/2014	BPS	671
Receive	iShares MSCI EAFE Index Fund	2,928,645	3-Month USD-LIBOR plus a specified spread	172,901	02/28/2014	JPM	(1,600)

							$(46,916)

(k)	Securities with an aggregate market value of $51,964 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$3,023	$0	$3,023
Corporate Bonds & Notes
Banking & Finance	0	125,241	0	125,241
Industrials	0	28,535	0	28,535
Utilities	0	14,686	0	14,686
Municipal Bonds & Notes
Arizona	0	1,147	0	1,147
California	0	15,139	0	15,139
District of Columbia	0	14,250	0	14,250
Florida	0	15,462	0	15,462
Illinois	0	3,534	0	3,534
Louisiana	0	708	0	708
Massachusetts	0	683	0	683
Nebraska	0	111	0	111
New Jersey	0	1,288	0	1,288
New York	0	31,274	0	31,274
North Carolina	0	1,187	0	1,187
Ohio	0	88	0	88
Tennessee	0	116	0	116
Texas	0	461	0	461
Virginia	0	3,861	0	3,861
Washington	0	166	0	166
U.S. Government Agencies	0	582,460	918	583,378
U.S. Treasury Obligations	0	125,708	0	125,708
Mortgage-Backed Securities	0	55,195	1,614	56,809
Asset-Backed Securities	0	32,039	5,128	37,167
Sovereign Issues	0	34,111	0	34,111
Convertible Preferred Securities
Industrials	0	0	0	0
Exchange-Traded Funds	57,839	0	0	57,839
Short-Term Instruments
Certificates of Deposit	0	13,251	0	13,251
Commercial Paper	0	53,399	0	53,399
Repurchase Agreements	0	2,079	0	2,079
U.S. Treasury Bills	0	38,978	0	38,978
Central Funds Used for Cash Management Purposes	253,529	0	0	253,529
	$311,368	$1,198,180	$7,660	$1,517,208

Short Sales, at value
U.S. Government Agencies	$0	$(23,719)	$0	$(23,719)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,225	0	1,225
Equity Contracts	0	671	0	671
Foreign Exchange Contracts	0	2,000	0	2,000
Interest Rate Contracts	139	4,345	0	4,484
	$139	$8,241	$0	$8,380

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(419)	0	(419)
Equity Contracts	0	(47,587)	0	(47,587)
Foreign Exchange Contracts	0	(2,437)	0	(2,437)
Interest Rate Contracts	(1,260)	(3,706)	(7)	(4,973)

	$(1,260)	$(54,149)	$(7)	$(55,416)

Totals	$310,247	$1,128,553	$7,653	$1,446,453
There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Utilities	$6,216	$0	$(336)	$(2)	$(27)	$27	$0	$(5,878)	$0	$0
U.S. Government Agencies	985	0	(68)	0	0	1	0	0	918	1
Mortgage-Backed Securities	1,619	0	0	0	0	(5)	0	0	1,614	(6)
Asset-Backed Securities	1,713	4,116	(700)	0	0	(1)	0	0	5,128	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0

	$10,533	$4,116	$(1,104)	$(2)	$(27)	$22	$0	$(5,878)	$7,660	$(5)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(8)	$0	$0	$0	$0	$1	$0	$0	$(7)	$1

Totals	$10,525	$4,116	$(1,104)	$(2)	$(27)	$23	$0	$(5,878)	$7,653	$(4)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$918	Third Party Vendor	Broker Quote	100.25
Mortgage-Backed Securities	1,614	Third Party Vendor	Broker Quote	100.88
Asset-Backed Securities	5,128	Benchmark Pricing	Base Price	99.65 - 100.00
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(7)	Indicative Market Quotation	Broker Quote	0.16

Total	$7,653

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as the securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.3%
AABS Ltd.
4.875% due 01/10/2038		$19,869	$19,470
AES Corp.
3.750% due 06/01/2018		3,280	3,295
Alliance Boots Holdings Ltd.
3.986% due 07/10/2017	GBP	2,000	3,023
Ancestry.com, Inc.
5.250% due 12/28/2018		$10,678	10,670
Apex Tool Group LLC
4.500% due 02/01/2020		2,993	2,999
Arch Coal, Inc.
5.750% due 05/16/2018		1,092	1,088
Biomet, Inc.
3.943% - 4.023% due 07/25/2017		2,954	2,947
CCM Merger, Inc.
5.000% due 03/01/2017		3,442	3,442
Charter Communications, Inc.
3.000% due 04/10/2020		2,000	1,986
CSC Holdings LLC
2.695% due 04/17/2020		11,200	11,102
Dell, Inc.
5.000% - 6.250% due 11/06/2013		31,775	31,689
Endo Health Solutions, Inc.
4.000% due 06/17/2018		1,151	1,152
FMG America Finance, Inc.
5.250% due 10/18/2017		13,597	13,541
H.J. Heinz Co.
3.500% due 06/05/2020		46,200	46,255
Hertz Corp.
3.750% due 03/11/2018		2,985	2,997
IASIS Healthcare LLC
4.500% due 05/03/2018		10,167	10,174
Intelsat Jackson Holdings Ltd.
4.250% due 04/02/2018		10,933	10,970
Las Vegas Sands LLC
2.700% due 11/23/2015		1,485	1,487
2.700% due 11/23/2016		6,850	6,844
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		10,700	10,679
NXP BV
4.500% due 03/04/2017		5,023	5,106
4.750% due 01/11/2020		6,965	7,072
Penn National Gaming, Inc.
3.750% due 07/14/2018		1,349	1,357
PVH Corp.
3.250% due 02/13/2020		3,342	3,344
Rockwood Holdings, Inc.
3.750% due 02/10/2018		691	695
Roofing Supply Group LLC
5.000% due 05/31/2019		6,032	6,029
RPI Finance Trust
3.500% due 05/09/2018		14,409	14,445
4.000% due 11/09/2018		6,268	6,281
Sensata Technologies BV
3.750% due 05/12/2018		344	347
Spectrum Brands, Inc.
5.750% - 6.000% due 12/17/2019	CAD	9,332	8,874
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$19,479	19,530
Station Casinos, Inc.
5.000% due 03/01/2020		5,287	5,297
Tesoro Corp.
2.523% due 01/31/2016		5,000	5,008
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019		8,716	8,661
Vodafone Americas Finance, Inc.
6.250% due 07/11/2016		11,963	12,172
Walter Investment Management Corp.
5.750% due 11/28/2017		1,998	2,012
Warner Chilcott Co. LLC
3.750% due 03/17/2016		2,780	2,786

4.250% due 03/15/2018		1,566	1,571

Total Bank Loan Obligations (Cost $305,512)			306,397

CORPORATE BONDS & NOTES 58.1%
BANKING & FINANCE 32.2%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,103
Ally Financial, Inc.
4.625% due 06/26/2015		6,200	6,357
5.500% due 02/15/2017		4,275	4,484
6.000% due 02/15/2019		24	24
6.000% due 03/15/2019		21	21
6.050% due 08/15/2019		10	10
6.100% due 09/15/2019		6	6
6.125% due 10/15/2019		6	6
6.150% due 03/15/2016		401	397
6.150% due 08/15/2019		8	8
6.200% due 04/15/2019		13	13
6.500% due 05/15/2019		4	4
6.600% due 06/15/2019		11	11
6.650% due 06/15/2018		10	10
6.700% due 06/15/2019		6	6
6.750% due 05/15/2019		6	6
6.750% due 06/15/2019		5	5
7.000% due 09/15/2018		1,986	1,968
7.150% due 09/15/2018		140	139
7.250% due 04/15/2018		177	176
7.250% due 08/15/2018		64	64
7.250% due 09/15/2018		40	39
7.300% due 01/15/2018		117	117
7.500% due 12/31/2013		679	698
American Express Co.
6.800% due 09/01/2066		4,700	5,035
American Express Credit Corp.
5.375% due 10/01/2014	GBP	3,100	4,953
American International Group, Inc.
4.375% due 04/26/2016	EUR	2,000	2,789
4.900% due 06/02/2014	CAD	2,000	1,947
5.050% due 10/01/2015		$4,100	4,448
5.450% due 05/18/2017		2,000	2,208
5.850% due 01/16/2018		12,120	13,651
6.765% due 11/15/2017	GBP	896	1,591
6.797% due 11/15/2017	EUR	1,211	1,881
8.000% due 05/22/2068		2,000	3,040
8.250% due 08/15/2018		$18,650	23,170
8.625% due 05/22/2068	GBP	500	897
ANZ New Zealand International Ltd.
3.125% due 08/10/2015		$1,100	1,144
6.200% due 07/19/2013		1,700	1,706
Aviation Loan Trust
2.383% due 12/15/2022		5,148	4,769
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,000	3,058
5.750% due 01/18/2017		11,000	11,688
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,651
Banco de Credito del Peru
4.250% due 04/01/2023		6,000	5,565
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,215
Banco do Brasil S.A.
3.875% due 10/10/2022		35,350	31,066
Banco Santander Brasil S.A.
2.373% due 03/18/2014		23,750	23,639
4.250% due 01/14/2016		4,950	5,024
4.500% due 04/06/2015		8,650	8,736
4.625% due 02/13/2017		6,160	6,283
Banco Santander Chile
1.876% due 01/19/2016		5,000	5,012
3.750% due 09/22/2015		15,582	16,095
3.875% due 09/20/2022		4,500	4,193
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,785
Bank of America Corp.
0.000% due 01/04/2017		35,000	31,989
3.750% due 07/12/2016		500	524
4.750% due 08/01/2015		200	212
5.650% due 05/01/2018		26,000	28,906
5.750% due 08/15/2016		500	544
5.750% due 12/01/2017		6,900	7,674
6.000% due 09/01/2017		22,500	25,237
7.375% due 05/15/2014		4,800	5,051
7.625% due 06/01/2019		4,000	4,811

Bank of America N.A.
0.573% due 06/15/2017		5,170	4,956
Banque PSA Finance S.A.
2.182% due 04/04/2014		9,200	9,121
3.500% due 01/17/2014	EUR	2,000	2,611
3.875% due 01/14/2015		23,100	30,297
4.000% due 06/24/2015		4,500	5,921
4.375% due 04/04/2016		$4,100	4,082
6.000% due 07/16/2014	EUR	7,400	9,905
Barclays Bank PLC
10.179% due 06/12/2021		$11,890	15,144
14.000% due 06/15/2019 (b)	GBP	19,736	39,319
BBVA Banco Continental S.A.
2.250% due 07/29/2016		$17,000	16,575
BBVA Bancomer S.A.
4.500% due 03/10/2016		14,450	15,064
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		30,814	31,755
Bear Stearns Cos. LLC
5.700% due 11/15/2014		100	107
6.400% due 10/02/2017		7,200	8,310
7.250% due 02/01/2018		32,250	38,427
BioMed Realty LP
4.250% due 07/15/2022		3,000	2,953
6.125% due 04/15/2020		5,500	6,160
BNP Paribas S.A.
1.179% due 01/10/2014		24,425	24,495
BPCE S.A.
2.023% due 02/07/2014		11,700	11,796
5.250% due 07/30/2014 (b)	EUR	5,000	6,362
9.000% due 03/17/2015 (b)		200	271
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$6,800	6,868
Cantor Fitzgerald LP
6.375% due 06/26/2015		7,645	7,687
7.875% due 10/15/2019		15,100	15,637
CIT Group, Inc.
6.625% due 04/01/2018		5,000	5,425
Citigroup, Inc.
0.399% due 03/07/2014		3,000	2,995
0.866% due 05/31/2017	EUR	5,000	6,082
1.064% due 04/01/2016		$7,800	7,824
1.250% due 01/15/2016		4,000	3,954
5.000% due 09/15/2014		13,265	13,788
5.500% due 10/15/2014		2,600	2,732
5.850% due 07/02/2013		4,800	4,800
6.000% due 08/15/2017		1,600	1,804
6.125% due 11/21/2017		10,125	11,515
8.500% due 05/22/2019		27,550	34,742
Colonial Realty LP
5.500% due 10/01/2015		500	540
6.250% due 06/15/2014		2,500	2,616
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,061
Countrywide Capital
8.050% due 06/15/2027		12,000	14,715
Countrywide Financial Corp.
6.250% due 05/15/2016		70	76
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (b)		9,500	10,252
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,043
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,691	6,691
Eksportfinans ASA
0.890% due 06/16/2015	JPY	200,000	1,904
1.570% due 02/14/2018		500,000	4,150
2.000% due 09/15/2015		$13,300	12,834
2.375% due 05/25/2016		3,500	3,369
3.000% due 11/17/2014		400	401
Export-Import Bank of Korea
1.250% due 11/20/2015		8,300	8,225
3.750% due 10/20/2016		3,000	3,158
4.000% due 01/11/2017		1,200	1,261
5.875% due 01/14/2015		24,700	26,309
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		19	20
Fiat Finance & Trade S.A.
6.875% due 02/13/2015	EUR	1,950	2,673
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$26,540	28,163
First American Financial Corp.
4.300% due 02/01/2023		11,000	10,597
Ford Motor Credit Co. LLC
1.525% due 05/09/2016		15,500	15,619
1.700% due 05/09/2016		24,200	23,818

2.750% due 05/15/2015		2,350	2,384
3.875% due 01/15/2015		14,950	15,414
3.984% due 06/15/2016		4,200	4,402
4.207% due 04/15/2016		19,500	20,381
4.250% due 02/03/2017		850	889
5.625% due 09/15/2015		4,000	4,307
7.000% due 04/15/2015		47,150	51,234
8.000% due 06/01/2014		19,985	21,140
8.700% due 10/01/2014		15,560	16,965
12.000% due 05/15/2015		5,175	6,140
General Electric Capital Corp.
1.000% due 01/08/2016		6,700	6,666
4.650% due 10/17/2021		2,500	2,655
5.500% due 09/15/2067	EUR	1,300	1,709
General Motors Financial Co., Inc.
2.750% due 05/15/2016		$4,900	4,830
GMAC International Finance BV
7.500% due 04/21/2015	EUR	300	417
Goldman Sachs Group, Inc.
0.557% due 01/30/2017		2,300	2,908
0.657% due 02/02/2015		6,700	8,688
0.723% due 03/22/2016		$28,769	28,366
2.375% due 01/22/2018		8,300	8,155
5.250% due 07/27/2021		27,485	29,440
5.950% due 01/18/2018		55,500	62,137
6.000% due 06/15/2020		20,000	22,495
6.150% due 04/01/2018		47,910	54,024
6.250% due 09/01/2017		10,700	12,133
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	10,085
6.375% due 04/15/2021		3,800	4,280
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,591
HDFC Bank Ltd.
3.000% due 03/06/2018		8,000	7,587
Health Care REIT, Inc.
3.750% due 03/15/2023		5,000	4,760
Highmark, Inc.
4.750% due 05/15/2021		600	566
Hospitality Properties Trust
5.000% due 08/15/2022		7,400	7,394
5.625% due 03/15/2017		800	864
6.300% due 06/15/2016		2,015	2,192
6.700% due 01/15/2018		3,000	3,341
7.875% due 08/15/2014		2,000	2,080
HSBC Bank PLC
4.125% due 08/12/2020		5,100	5,348
4.750% due 01/19/2021		11,000	12,011
HSBC Bank USA N.A.
4.875% due 08/24/2020		8,490	9,105
HSBC Finance Corp.
0.527% due 01/15/2014		3,000	2,998
0.705% due 06/01/2016		900	893
6.676% due 01/15/2021		18,400	20,363
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	10,000	16,811
7.350% due 11/27/2032		$692	827
ICICI Bank Ltd.
4.750% due 11/25/2016		1,500	1,550
5.000% due 01/15/2016		1,500	1,554
5.500% due 03/25/2015		3,300	3,437
ING Bank NV
2.000% due 09/25/2015		10,000	10,089
ING U.S., Inc.
2.900% due 02/15/2018		5,900	5,934
International Lease Finance Corp.
6.500% due 09/01/2014		13,000	13,585
6.750% due 09/01/2016		15,700	17,034
7.125% due 09/01/2018		6,460	7,171
Intesa Sanpaolo SpA
2.674% due 02/24/2014		15,030	15,088
3.125% due 01/15/2016		20,950	20,609
3.625% due 08/12/2015		13,000	13,034
3.875% due 01/16/2018		3,100	2,979
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		2,000	1,873
5.500% due 08/06/2022		200	192
6.200% due 12/21/2021		2,000	2,035
Jefferies Finance LLC
7.375% due 04/01/2020		3,000	2,925
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	500	651
0.893% due 02/26/2016		$11,775	11,758
3.450% due 03/01/2016		3,600	3,757
4.250% due 10/15/2020		32,200	33,507
4.500% due 01/24/2022		19,000	19,920

4.950% due 03/25/2020		30,000	32,792
6.000% due 01/15/2018		23,150	26,436
6.300% due 04/23/2019		25,200	29,299
7.900% due 04/30/2018 (b)		46,273	52,342
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		16,000	15,730
0.886% due 05/31/2017	EUR	41,400	52,056
5.375% due 09/28/2016	GBP	700	1,165
5.875% due 06/13/2016		$7,100	7,921
6.000% due 07/05/2017		21,160	23,858
6.000% due 10/01/2017		5,650	6,440
Kilroy Realty LP
5.000% due 11/03/2015		5,000	5,400
Korea Development Bank
3.875% due 05/04/2017		10,000	10,295
Korea Exchange Bank
3.125% due 06/26/2017		5,650	5,612
Korea Finance Corp.
2.250% due 08/07/2017		18,100	17,564
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,686
LBG Capital PLC
7.375% due 03/12/2020	EUR	171	224
7.588% due 05/12/2020	GBP	5,062	7,769
7.625% due 12/09/2019		1,300	2,003
7.625% due 10/14/2020	EUR	2,800	3,699
7.867% due 12/17/2019	GBP	3,100	4,790
7.869% due 08/25/2020		21,416	33,224
8.000% due 06/15/2020 (b)		$5,000	5,112
9.125% due 07/15/2020	GBP	1,300	2,129
9.334% due 02/07/2020		1,334	2,195
15.000% due 12/21/2019	EUR	2,350	4,287
15.000% due 12/21/2019	GBP	5,000	10,601
LeasePlan Corp. NV
2.500% due 05/16/2018		$4,375	4,219
3.000% due 10/23/2017		16,950	17,016
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		3,403	846
1.000% due 12/31/2049 ^		300	74
Lloyds TSB Bank PLC
7.625% due 04/22/2025	GBP	1,200	2,031
12.000% due 12/16/2024 (b)		$5,100	6,857
Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019		2,000	2,619
Merrill Lynch & Co., Inc.
0.499% due 05/30/2014	EUR	1,800	2,338
0.658% due 07/22/2014		1,000	1,300
6.400% due 08/28/2017		$15,900	17,965
6.500% due 07/15/2018		23,671	26,578
6.875% due 04/25/2018		80,475	92,685
6.875% due 11/15/2018		4,600	5,362
MetLife Institutional Funding
1.182% due 04/04/2014		4,400	4,428
Mitchells & Butlers Finance PLC
0.959% due 12/15/2028	GBP	1,353	1,768
Morgan Stanley
0.611% due 04/13/2016	EUR	24,700	31,457
0.727% due 10/18/2016		$3,300	3,197
1.523% due 02/25/2016		15,000	14,967
5.375% due 10/15/2015		3,150	3,373
5.500% due 01/26/2020		7,100	7,628
5.500% due 07/24/2020		10,445	11,260
5.625% due 09/23/2019		10,000	10,758
5.750% due 01/25/2021		7,300	7,932
5.950% due 12/28/2017		6,600	7,328
6.000% due 04/28/2015		500	536
6.625% due 04/01/2018		17,375	19,707
7.300% due 05/13/2019		40,400	46,967
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		24,600	29,001
National City Bank
0.644% due 06/07/2017		2,600	2,574
Nationstar Mortgage LLC
6.500% due 07/01/2021		6,450	6,224
7.875% due 10/01/2020		6,200	6,603
9.625% due 05/01/2019		1,875	2,109
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	13,017
Nile Finance Ltd.
5.250% due 08/05/2015		300	269
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,600	8,444
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,301
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	13,073

Petrobras Global Finance BV
2.414% due 01/15/2019		10,800	10,611
Piper Jaffray Cos.
4.774% due 11/30/2015		11,800	11,825
Preferred Term Securities Ltd.
0.823% due 03/24/2034		65	50
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	12,953
ProLogis LP
4.000% due 01/15/2018		2,000	2,074
6.625% due 12/01/2019		3,000	3,460
Provident Funding Associates LP
10.250% due 04/15/2017		500	564
QBE Capital Funding Ltd.
7.250% due 05/24/2041		8,100	8,566
QBE Insurance Group Ltd.
2.400% due 05/01/2018		7,000	6,868
QNB Finance Ltd.
3.125% due 11/16/2015		500	515
Rabobank Group
6.875% due 03/19/2020	EUR	10,000	14,058
11.000% due 06/30/2019 (b)		$11,555	14,903
RCI Banque S.A.
3.500% due 04/03/2018		15,000	14,937
Regions Financial Corp.
7.750% due 11/10/2014		3,157	3,413
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		10,000	10,228
Santander Holdings USA, Inc.
3.000% due 09/24/2015		1,500	1,539
Santander Issuances S.A.U.
4.750% due 05/29/2019	EUR	4,200	4,756
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$5,900	5,934
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		5,700	5,925
5.400% due 03/24/2017		33,900	35,595
SL Green Realty Corp.
4.500% due 12/01/2022		29,850	28,825
5.000% due 08/15/2018		6,000	6,393
SLM Corp.
0.576% due 01/27/2014		4,325	4,288
3.875% due 09/10/2015		400	405
4.625% due 09/25/2017		9,300	9,184
5.000% due 10/01/2013		5,000	5,031
5.000% due 06/15/2018		4,705	4,575
5.375% due 05/15/2014		1,600	1,634
5.625% due 08/01/2033		5,500	4,593
6.000% due 01/25/2017		6,500	6,825
6.250% due 01/25/2016		36,220	38,529
7.250% due 01/25/2022		1,500	1,583
8.000% due 03/25/2020		25,500	27,699
8.450% due 06/15/2018		29,165	32,519
8.780% due 09/15/2016	MXN	60,000	4,564
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (b)		$1,500	1,868
SSIF Nevada LP
0.977% due 04/14/2014		7,000	7,034
Standard Chartered PLC
3.950% due 01/11/2023		10,000	9,315
State Bank of India
3.250% due 04/18/2018		7,300	6,873
4.125% due 08/01/2017		3,000	2,974
4.500% due 07/27/2015		1,915	1,997
Stone Street Trust
5.902% due 12/15/2015		3,100	3,332
UBS AG
5.750% due 04/25/2018		100	116
5.875% due 12/20/2017		407	468
7.750% due 09/01/2026		12,000	14,927
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	3,996
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	3,500	5,217
Wachovia Corp.
0.543% due 06/15/2017		$11,000	10,823
0.616% due 10/28/2015		10,400	10,285
0.647% due 10/15/2016		1,400	1,376
Washington Real Estate Investment Trust
3.950% due 10/15/2022		4,100	3,912
WEA Finance LLC
7.125% due 04/15/2018		8,000	9,501
Wells Fargo & Co.
3.450% due 02/13/2023		5,000	4,782
7.980% due 03/15/2018 (b)		2,000	2,264

Wells Fargo Bank N.A.
0.484% due 05/16/2016	3,800	3,738
Weyerhaeuser Co.
6.875% due 12/15/2033	3,564	4,087
6.950% due 10/01/2027	8,737	10,013
7.125% due 07/15/2023	6,000	7,142
7.375% due 10/01/2019	25,515	30,159
7.375% due 03/15/2032	11,225	13,522
7.950% due 03/15/2025	7,779	9,658
8.500% due 01/15/2025	16,724	21,823

		2,980,558

INDUSTRIALS 20.9%
ABB Finance USA, Inc.
1.625% due 05/08/2017	7,220	7,177
AbbVie, Inc.
1.200% due 11/06/2015	10,900	10,917
2.000% due 11/06/2018	9,600	9,316
ADT Corp.
3.500% due 07/15/2022	8,100	7,458
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019	5,400	5,440
Agrokor d.d.
8.875% due 02/01/2020	6,500	6,883
Air Canada Pass-Through Trust
4.125% due 11/15/2026	3,000	2,993
Alliance Data Systems Corp.
5.250% due 12/01/2017	6,350	6,572
Altria Group, Inc.
9.250% due 08/06/2019	6,357	8,426
9.700% due 11/10/2018	200	266
9.950% due 11/10/2038	10,000	14,856
American Airlines Pass-Through Trust
5.250% due 07/31/2022	3,021	3,210
7.000% due 07/31/2019	3,682	3,875
8.625% due 04/15/2023	24,024	25,525
10.375% due 01/02/2021	21,523	22,814
American Airlines, Inc.
7.500% due 03/15/2016 ^	11,000	12,842
American Tower Corp.
4.500% due 01/15/2018	6,000	6,403
7.000% due 10/15/2017	10,000	11,593
Amgen, Inc.
4.850% due 11/18/2014	3,845	4,061
5.700% due 02/01/2019	5,128	5,892
6.150% due 06/01/2018	3,000	3,536
Anadarko Petroleum Corp.
7.950% due 06/15/2039	4,600	6,105
Anglo American Capital PLC
9.375% due 04/08/2019	400	505
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	18,250	16,157
Arch Coal, Inc.
7.000% due 06/15/2019	7,950	6,658
7.250% due 10/01/2020	6,000	4,980
7.250% due 06/15/2021	21,575	17,907
Asciano Finance Ltd.
6.000% due 04/07/2023	17,000	18,190
Aviation Capital Group Corp.
4.625% due 01/31/2018	11,600	11,428
7.125% due 10/15/2020	16,150	17,629
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	16,720	17,472
Baidu, Inc.
2.250% due 11/28/2017	3,000	2,925
Boston Scientific Corp.
4.500% due 01/15/2015	698	730
Braskem Finance Ltd.
7.375% due 10/04/2015 (b)	2,000	1,980
BRF S.A.
5.875% due 06/06/2022	1,400	1,440
British Sky Broadcasting Group PLC
6.100% due 02/15/2018	2,000	2,294
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	4,975	4,950
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	15,875	19,175
Cemex Finance LLC
9.500% due 12/14/2016	27,300	29,006
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	141
China Resources Gas Group Ltd.
4.500% due 04/05/2022	11,000	10,796
China Resources Power East Foundation Co. Ltd.
7.250% due 05/09/2016 (b)	1,400	1,414

Cliffs Natural Resources, Inc.
3.950% due 01/15/2018	13,350	12,763
4.800% due 10/01/2020 (e)	8,106	7,314
CNOOC Finance Ltd.
1.750% due 05/09/2018	24,500	23,453
3.000% due 05/09/2023	11,500	10,404
CNPC General Capital Ltd.
1.450% due 04/16/2016	10,700	10,577
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	491	556
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	44
Comcast Corp.
5.150% due 03/01/2020	300	343
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,000	1,965
4.750% due 07/12/2022	2,770	2,963
6.250% due 10/22/2021	1,300	1,336
7.250% due 05/10/2021	20,245	23,687
9.000% due 01/08/2018	5,740	6,587
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^	10,400	4,680
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	5,816
5.495% due 01/15/2037	17,700	19,462
6.113% due 01/15/2020	13,620	15,644
CSN Resources S.A.
6.500% due 07/21/2020	1,400	1,370
CVS Pass-Through Trust
6.943% due 01/10/2030	6,070	7,156
7.507% due 01/10/2032	19,801	24,436
Daimler Finance North America LLC
1.250% due 01/11/2016	9,300	9,244
DCP Midstream Operating LP
3.250% due 10/01/2015	3,500	3,629
Dell, Inc.
5.625% due 04/15/2014	1,500	1,550
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021	3,857	4,031
4.950% due 11/23/2020	2,053	2,182
6.200% due 01/02/2020	3,460	3,710
6.718% due 07/02/2024	1,244	1,356
7.750% due 06/17/2021	9,499	11,043
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019	3,800	1,330
Deutsche Telekom International Finance BV
2.250% due 03/06/2017	5,000	5,027
5.875% due 08/20/2013	5,375	5,412
DISH DBS Corp.
4.250% due 04/01/2018	29,500	29,057
DP World Ltd.
6.850% due 07/02/2037	5,000	5,187
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	2,070	2,752
Energy Transfer Partners LP
9.700% due 03/15/2019	7,467	9,698
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	63,939	67,578
Enterprise Products Operating LLC
5.000% due 03/01/2015	500	533
Flextronics International Ltd.
4.625% due 02/15/2020	1,700	1,658
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	25,100	31,384
FMC Technologies, Inc.
3.450% due 10/01/2022	1,910	1,832
FMG Resources Pty. Ltd.
7.000% due 11/01/2015	1,300	1,320
Freeport-McMoRan Copper & Gold, Inc.
3.875% due 03/15/2023	4,500	4,079
Freeport-McMoRan Corp.
9.500% due 06/01/2031	200	258
General Electric Co.
5.250% due 12/06/2017	8,570	9,683
Georgia-Pacific LLC
7.750% due 11/15/2029	12,915	16,707
8.875% due 05/15/2031	10,000	14,015
GTL Trade Finance, Inc.
7.250% due 10/20/2017	16,500	17,985
Harvest Operations Corp.
6.875% due 10/01/2017	12,800	14,304
HD Supply, Inc.
8.125% due 04/15/2019	20,755	22,830
Heathrow Funding Ltd.
2.500% due 06/25/2017	13,400	13,618

Hiland Partners LP
7.250% due 10/01/2020		28,474	29,471
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,931
Inmet Mining Corp.
7.500% due 06/01/2021		3,050	2,936
Kern River Funding Corp.
4.893% due 04/30/2018		36	39
Kerr-McGee Corp.
6.950% due 07/01/2024		7,800	9,338
7.875% due 09/15/2031		3,500	4,385
Kinder Morgan Energy Partners LP
3.450% due 02/15/2023		3,000	2,818
5.800% due 03/01/2021		600	681
6.500% due 09/01/2039		5,200	5,842
6.850% due 02/15/2020		350	417
9.000% due 02/01/2019		5,380	6,878
Kraft Foods Group, Inc.
2.250% due 06/05/2017		2,670	2,690
Lexmark International, Inc.
5.125% due 03/15/2020		4,400	4,428
Lukoil International Finance BV
3.416% due 04/24/2018		5,900	5,752
LVMH Moet Hennessy Louis Vuitton S.A.
1.625% due 06/29/2017		10,600	10,446
Lynx Corp.
6.000% due 04/15/2021	GBP	8,400	12,732
LyondellBasell Industries NV
5.000% due 04/15/2019		$31,600	34,413
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		3,300	4,018
Masco Corp.
5.850% due 03/15/2017		4,500	4,770
6.125% due 10/03/2016		9,050	9,819
7.125% due 03/15/2020		1,068	1,196
7.750% due 08/01/2029		5,450	6,048
MCE Finance Ltd.
5.000% due 02/15/2021		3,000	2,820
MGM Resorts International
6.625% due 07/15/2015		2,500	2,678
7.500% due 06/01/2016		10,000	10,950
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		23,362	24,124
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		12,920	13,049
Mondelez International, Inc.
4.125% due 02/09/2016		1,649	1,764
Mongolian Mining Corp.
8.875% due 03/29/2017		24,290	20,768
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (b)		19,200	19,230
NBCUniversal Media LLC
5.150% due 04/30/2020		8,500	9,687
New Gold, Inc.
6.250% due 11/15/2022		15,470	14,890
7.000% due 04/15/2020		1,900	1,929
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		8,500	7,338
Northwest Airlines Pass-Through Trust
1.024% due 11/20/2015		451	445
Northwest Pipeline GP
6.050% due 06/15/2018		30	35
NVR, Inc.
3.950% due 09/15/2022		4,000	3,894
OGX Austria GmbH
8.375% due 04/01/2022		24,475	7,342
8.500% due 06/01/2018		22,950	7,459
ONEOK Partners LP
2.000% due 10/01/2017		1,023	1,007
3.375% due 10/01/2022		22,270	20,501
8.625% due 03/01/2019		2,000	2,534
Pearson Funding PLC
3.250% due 05/08/2023		4,950	4,570
Penske Truck Leasing Co. LP
2.500% due 07/11/2014		2,200	2,232
Petrobras International Finance Co.
5.375% due 01/27/2021		34,100	34,415
5.750% due 01/20/2020		9,910	10,356
7.875% due 03/15/2019		4,900	5,688
PHH Corp.
9.250% due 03/01/2016		3,000	3,352
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		9,000	8,887
Pioneer Natural Resources Co.
3.950% due 07/15/2022		2,895	2,862
6.650% due 03/15/2017		7,051	8,048

6.875% due 05/01/2018		23,485	27,747
7.200% due 01/15/2028		4,297	5,230
7.500% due 01/15/2020		14,083	17,310
Pride International, Inc.
8.500% due 06/15/2019		40,560	51,627
QVC, Inc.
4.375% due 03/15/2023		4,100	3,830
5.125% due 07/02/2022		1,344	1,360
Reynolds American, Inc.
7.750% due 06/01/2018		300	369
Rock Tenn Co.
4.900% due 03/01/2022		8,920	9,205
Rockies Express Pipeline LLC
3.900% due 04/15/2015		12,840	12,776
5.625% due 04/15/2020		23,125	20,119
6.000% due 01/15/2019		10,603	9,516
6.850% due 07/15/2018		38,020	36,309
Roofing Supply Group LLC
10.000% due 06/01/2020		5,750	6,282
SBA Tower Trust
5.101% due 04/15/2042		10,000	10,981
Sibur Securities Ltd.
3.914% due 01/31/2018		9,000	8,370
Southern Gas Networks PLC
0.794% due 10/21/2015	GBP	2,600	3,876
Southwestern Energy Co.
4.100% due 03/15/2022		$33,300	33,200
7.500% due 02/01/2018		3,632	4,310
Studio City Finance Ltd.
8.500% due 12/01/2020		8,300	8,922
Sunoco Logistics Partners Operations LP
3.450% due 01/15/2023		8,650	8,047
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,800	5,480
5.125% due 02/22/2021		13,300	13,954
Symantec Corp.
2.750% due 06/15/2017		3,300	3,325
3.950% due 06/15/2022		10,000	9,829
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015		3,000	3,097
3.992% due 02/16/2016		2,000	2,067
4.674% due 02/07/2014	EUR	7,850	10,453
4.949% due 01/15/2015		$6,000	6,271
5.431% due 02/03/2014	EUR	3,800	5,080
6.221% due 07/03/2017		$15,650	17,100
6.421% due 06/20/2016		16,625	18,293
Tesoro Logistics LP
5.875% due 10/01/2020		14,840	14,692
Time Warner Cable, Inc.
8.250% due 04/01/2019		5,900	7,109
8.750% due 02/14/2019		2,750	3,378
Times Square Hotel Trust
8.528% due 08/01/2026		764	1,029
Toll Brothers Finance Corp.
6.750% due 11/01/2019		3,500	3,972
8.910% due 10/15/2017		3,500	4,165
Transocean, Inc.
3.800% due 10/15/2022		10,000	9,538
6.000% due 03/15/2018		2,000	2,243
7.375% due 04/15/2018		6,500	7,453
U.S. Airways Pass-Through Trust
3.950% due 11/15/2025		6,000	5,775
5.375% due 05/15/2023		500	495
5.900% due 04/01/2026		2,296	2,411
6.750% due 12/03/2022		6,200	6,448
7.125% due 04/22/2025		3,278	3,704
8.000% due 04/01/2021		2,698	2,927
UAL Pass-Through Trust
9.750% due 07/15/2018		1,067	1,227
10.125% due 03/22/2015 ^		46	28
10.400% due 05/01/2018		19,801	22,772
United Airlines, Inc.
6.750% due 09/15/2015		10,450	10,790
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		7,400	1,702
USG Corp.
6.300% due 11/15/2016		2,500	2,563
9.750% due 01/15/2018		1,054	1,202
Verisk Analytics, Inc.
4.125% due 09/12/2022		2,650	2,637
Vivendi S.A.
6.625% due 04/04/2018		750	868
Volkswagen International Finance NV
0.874% due 11/20/2014		15,250	15,313
2.375% due 03/22/2017		1,700	1,730

Walter Energy, Inc.
8.500% due 04/15/2021		12,500	10,062
9.875% due 12/15/2020		25,100	21,962
Want Want China Finance Ltd.
1.875% due 05/14/2018		23,800	22,325
Western Gas Partners LP
4.000% due 07/01/2022		16,550	16,086
Whirlpool Corp.
4.700% due 06/01/2022		1,000	1,046
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,286
Wynn Las Vegas LLC
5.375% due 03/15/2022		40,828	41,440
Xstrata Finance Canada Ltd.
2.050% due 10/23/2015		3,300	3,302
2.700% due 10/25/2017		13,100	12,713
4.250% due 10/25/2022		5,000	4,545
Yellowstone Energy LP
5.750% due 12/31/2026		5,000	4,781

			1,938,441

UTILITIES 5.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,600	5,755
7.700% due 08/07/2013		420	421
8.700% due 08/07/2018		36,850	43,529
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		3,700	4,133
Ameren Illinois Co.
9.750% due 11/15/2018		488	655
British Telecommunications PLC
1.397% due 12/20/2013		1,500	1,508
Bruce Mansfield Unit
6.850% due 06/01/2034		3,571	3,887
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	250	165
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		$4,750	4,762
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,250	1,456
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		10,350	10,557
10.000% due 12/01/2020		32,070	35,277
Entergy Corp.
5.125% due 09/15/2020		9,900	10,394
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,528
FirstEnergy Corp.
2.750% due 03/15/2018		10,250	9,986
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		7,500	8,277
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		14,000	14,805
8.125% due 07/31/2014		14,200	15,120
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,200	2,336
Midwest Generation LLC
8.560% due 01/02/2016 ^		594	558
NGPL PipeCo LLC
7.119% due 12/15/2017		92,210	89,905
9.625% due 06/01/2019		27,852	28,966
Plains All American Pipeline LP
2.850% due 01/31/2023		1,700	1,564
6.500% due 05/01/2018		5,000	5,905
6.650% due 01/15/2037		1,000	1,184
8.750% due 05/01/2019		3,000	3,913
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	169
Qtel International Finance Ltd.
4.750% due 02/16/2021		8,500	8,856
Targa Resources Partners LP
5.250% due 05/01/2023		52,204	50,246
6.875% due 02/01/2021		1,900	2,028
Telecom Italia Capital S.A.
5.250% due 11/15/2013		5,150	5,215
6.175% due 06/18/2014		10,421	10,799
Telecom Italia SpA
7.375% due 12/15/2017	GBP	3,500	5,858
Telstra Corp. Ltd.
4.800% due 10/12/2021		$13,800	15,099
TNK-BP Finance S.A.
7.500% due 07/18/2016		21,200	23,611
7.875% due 03/13/2018		16,200	18,509

VimpelCom Holdings BV
5.200% due 02/13/2019	7,900	7,742

		463,678

Total Corporate Bonds & Notes (Cost $5,329,592)		5,382,677

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.4%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	7,200	9,340
7.550% due 04/01/2039	1,300	1,742
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	3,000	3,107
5.450% due 04/01/2015	14,000	15,067
5.950% due 04/01/2016	5,000	5,602
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	3,405	3,409

		38,267

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,703

LOUISIANA 0.1%
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	3,000	3,007

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	10,000	12,068

OHIO 0.0%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,882

TEXAS 0.5%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	10,000	11,339
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	18,000	21,239
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	10,000	11,317

		43,895

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,254

Total Municipal Bonds & Notes (Cost $97,037)		111,076

U.S. TREASURY OBLIGATIONS 21.1%
U.S. Treasury Bonds
2.750% due 08/15/2042 (g)	209,700	181,276
2.750% due 11/15/2042	105,200	90,850
3.000% due 05/15/2042 (g)	99,250	90,604
3.125% due 02/15/2042	132,630	124,382
3.125% due 02/15/2043	600	561
3.500% due 02/15/2039	20,900	21,269
4.375% due 05/15/2040	65,250	76,623
4.375% due 05/15/2041	28,000	32,883
4.750% due 02/15/2041 (g)	188,150	234,100
5.500% due 08/15/2028 (g)	81,600	106,188
U.S. Treasury Notes
0.625% due 11/30/2017	2,605	2,539
0.875% due 01/31/2018	500	491
1.000% due 08/31/2016	17,300	17,432
1.625% due 08/15/2022	40,000	37,509
1.625% due 11/15/2022	139,700	130,336
1.750% due 05/15/2022	17,250	16,439
1.750% due 05/15/2023	85,575	80,100
2.000% due 11/15/2021	96,100	94,388
2.000% due 02/15/2022	370,600	362,290
2.125% due 08/15/2021 (j)	122,600	122,040
3.125% due 05/15/2021	125,400	134,609

Total U.S. Treasury Obligations (Cost $2,010,549)			1,956,909

MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
5.020% due 01/25/2036		1,954	1,802
American Home Mortgage Assets Trust
0.313% due 10/25/2046		5,695	4,110
0.868% due 02/25/2047		8,023	4,798
American Home Mortgage Investment Trust
2.164% due 11/25/2045 ^		2,141	1,681
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	196	256
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$110	123
5.935% due 02/10/2051		1,000	1,134
Banc of America Funding Corp.
0.382% due 10/20/2036		5,179	3,501
0.472% due 06/20/2047		2,000	1,204
0.593% due 05/25/2037		1,452	954
5.500% due 01/25/2036		1,124	1,143
Banc of America Large Loan Trust
2.493% due 11/15/2015		55,947	56,123
BCAP LLC Trust
0.403% due 04/25/2037		2,097	1,790
5.604% due 07/26/2035		2,141	2,115
Bear Stearns Adjustable Rate Mortgage Trust
2.895% due 08/25/2035		615	545
Bear Stearns Alt-A Trust
0.513% due 08/25/2036		1,721	969
2.778% due 03/25/2036 ^		611	403
3.645% due 08/25/2036 ^		2,656	1,806
5.156% due 11/25/2034		191	187
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	12,122	14,478
Chase Mortgage Finance Trust
5.500% due 07/25/2037		$9,301	8,583
Chaseflex Trust
0.533% due 08/25/2037		1,505	988
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,444
5.885% due 12/10/2049		91	104
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		166	160
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	221
5.886% due 11/15/2044		98	112
Countrywide Alternative Loan Trust
0.353% due 12/25/2046 ^		1,695	1,443
0.363% due 11/25/2036		1,271	1,015
0.363% due 05/25/2047		16,466	13,402
0.382% due 09/20/2046		9,502	6,177
0.383% due 08/25/2046		11,432	7,474
0.383% due 09/25/2046		8,646	6,045
0.402% due 03/20/2046		2,309	1,640
0.402% due 09/20/2046		7,310	4,380
0.483% due 05/25/2036		27,205	15,353
0.543% due 05/25/2037 ^		2,219	1,251
0.984% due 08/25/2046		5,500	3,870
0.993% due 12/25/2035		2,059	1,591
6.000% due 08/25/2036 ^		1,638	1,422
6.000% due 01/25/2037 ^		92	73
6.000% due 08/25/2037		2,471	1,635
Countrywide Home Loan Mortgage Pass-Through Trust
2.873% due 04/20/2035		65	65
5.500% due 01/25/2035		988	1,029
5.500% due 03/25/2035		1,834	1,855
5.750% due 07/25/2037		20,833	19,853
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	322
Deutsche ALT-A Securities, Inc.
0.333% due 08/25/2037		19,368	15,086
0.393% due 02/25/2047		3,632	2,883
First Horizon Alternative Mortgage Securities
6.000% due 08/25/2036 ^		2,815	2,375
First Horizon Mortgage Pass-Through Trust
2.444% due 11/25/2037		2,758	2,326
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,500	2,777
GSMPS Mortgage Loan Trust
0.543% due 03/25/2035		1,322	1,131
Harborview Mortgage Loan Trust
0.382% due 09/19/2037		6,163	4,632
0.442% due 01/19/2036		5,502	3,576
1.018% due 12/19/2036 ^		5,057	3,748
2.801% due 06/19/2036 ^		1,979	1,290

Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	14,851	19,467
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037		$606	622
IndyMac Mortgage Loan Trust
0.433% due 06/25/2037		3,349	2,818
JPMorgan Alternative Loan Trust
0.303% due 09/25/2036 ^		2,485	1,783
2.777% due 05/25/2037 ^		3,704	2,634
6.310% due 08/25/2036		3,000	2,221
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		500	556
JPMorgan Mortgage Trust
2.115% due 11/25/2033		53	52
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	223
Lehman Mortgage Trust
6.000% due 07/25/2037		1,603	1,363
Luminent Mortgage Trust
0.433% due 04/25/2036		3,860	2,362
MASTR Asset Securitization Trust
6.000% due 10/25/2036		79	79
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		378	328
0.443% due 11/25/2035		129	119
1.664% due 10/25/2035		154	149
2.304% due 05/25/2033		31	29
2.958% due 05/25/2033		18	18
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,192
5.700% due 09/12/2049		100	112
Morgan Stanley Capital Trust
5.569% due 12/15/2044		1,000	1,087
Mortgages PLC
0.964% due 10/31/2038	GBP	4,244	6,147
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^		$2,377	1,665
6.310% due 07/25/2036 ^		6,802	4,765
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,276
Residential Accredit Loans, Inc. Trust
0.373% due 05/25/2036		3,967	3,052
0.373% due 09/25/2036		1,776	1,257
0.383% due 08/25/2036		3,610	2,668
0.383% due 09/25/2036		3,374	2,391
0.543% due 08/25/2035 ^		7,135	5,129
0.968% due 09/25/2046 ^		1,884	1,070
3.094% due 07/25/2035		1,050	953
3.723% due 12/25/2035		7,261	5,601
3.777% due 09/25/2035		1,009	752
3.810% due 01/25/2036 ^		4,585	3,466
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037 ^		1,183	1,098
Sequoia Mortgage Trust
0.392% due 05/20/2035		429	383
0.953% due 05/20/2034		2,518	2,405
Structured Adjustable Rate Mortgage Loan Trust
0.493% due 08/25/2036		3,603	2,617
2.633% due 03/25/2034		63	63
2.918% due 02/25/2036 ^		3,935	3,154
5.081% due 05/25/2036		1,501	1,489
5.221% due 05/25/2036		5,988	4,986
5.379% due 07/25/2036		3,515	2,477
Structured Asset Mortgage Investments Trust
0.313% due 08/25/2036		2,805	2,035
0.403% due 08/25/2036		1,870	1,375
Thornburg Mortgage Securities Trust
6.098% due 09/25/2037		179	186
Wachovia Mortgage Loan Trust LLC
2.985% due 05/20/2036 ^		3,095	2,570
3.033% due 10/20/2035		807	694
WaMu Mortgage Pass-Through Certificates
2.220% due 07/25/2047		2,985	2,175
2.444% due 10/25/2035		2,700	2,498
2.514% due 12/25/2035		1,565	1,422
4.954% due 07/25/2037 ^		1,848	1,667
4.973% due 06/25/2037		3,704	3,224
4.981% due 05/25/2037		3,090	2,980
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 06/25/2037 ^		9,321	7,689
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		822	735
6.000% due 06/25/2037 ^		905	834
6.250% due 07/25/2037 ^		12,479	11,029
6.250% due 11/25/2037		2,389	2,233

Wells Fargo Mortgage-Backed Securities Trust
2.613% due 07/25/2036 ^		6,019	5,319
2.619% due 01/25/2035		167	165
4.591% due 12/25/2033		108	109
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		2,000	2,012

Total Mortgage-Backed Securities (Cost $355,560)			390,482

ASSET-BACKED SECURITIES 3.0%
ACE Securities Corp. Home Equity Loan Trust
0.353% due 08/25/2036		2,000	702
0.393% due 12/25/2036		7,400	2,530
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		106	109
7.001% due 09/20/2022		22,300	23,020
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.653% due 07/25/2035		3,100	2,871
0.793% due 02/25/2034		2,293	2,222
Argent Securities Trust
0.303% due 09/25/2036		1,278	520
Ballyrock CLO Ltd.
0.493% due 08/28/2019		527	522
Bear Stearns Asset-Backed Securities Trust
0.343% due 11/25/2036		3,990	2,714
0.353% due 08/25/2036		5,545	3,783
0.363% due 01/25/2037		3,035	1,290
0.433% due 06/25/2047		2,700	2,100
0.513% due 01/25/2047		1,100	930
0.543% due 12/25/2035		959	614
0.543% due 04/25/2037		4,900	2,035
1.443% due 08/25/2037		2,349	1,908
Berica ABS SRL
0.522% due 12/30/2055	EUR	20,000	24,899
Citigroup Mortgage Loan Trust, Inc.
0.463% due 05/25/2037		$4,254	2,172
Countrywide Asset-Backed Certificates
0.323% due 11/25/2037		6,731	6,553
0.333% due 07/25/2037		6,300	4,353
0.343% due 01/25/2037		1,891	1,649
0.353% due 09/25/2046		20,749	15,269
0.363% due 05/25/2037		6,300	5,304
0.373% due 06/25/2047		2,000	1,553
0.413% due 09/25/2047		1,500	1,106
0.433% due 03/25/2037		3,800	1,450
0.543% due 03/25/2036 ^		25,054	17,384
5.585% due 10/25/2046		4,450	3,917
Credit-Based Asset Servicing and Securitization LLC
0.343% due 11/25/2036		2,286	1,097
First Franklin Mortgage Loan Trust
0.453% due 11/25/2036		1,873	1,804
0.623% due 05/25/2035		3,386	3,321
0.683% due 09/25/2035		4,300	3,579
Fremont Home Loan Trust
0.343% due 01/25/2037		2,551	1,357
GSAA Home Equity Trust
5.469% due 03/25/2036		4,761	3,500
5.995% due 03/25/2046 ^		3,245	2,474
HSI Asset Securitization Corp. Trust
0.373% due 04/25/2037		5,800	3,008
Inwood Park CDO Ltd.
0.501% due 01/20/2021		3,581	3,573
JPMorgan Mortgage Acquisition Trust
0.383% due 03/25/2047		3,770	1,936
Lehman XS Trust
0.373% due 06/25/2036		1,931	1,378
0.393% due 08/25/2046		4,900	3,769
0.423% due 04/25/2046		7,557	5,359
Madison Park Funding Ltd.
0.545% due 05/10/2019		577	576
Magi Funding PLC
0.578% due 04/11/2021	EUR	5,305	6,768
MASTR Asset-Backed Securities Trust
0.433% due 03/25/2036		$4,500	2,187
Merrill Lynch Mortgage Investors Trust
0.263% due 04/25/2047		2,575	1,303
0.303% due 03/25/2037		3,273	2,164
0.363% due 07/25/2037		2,100	1,047
0.373% due 03/25/2037		6,789	3,369
0.453% due 03/25/2037		16,900	8,511
Morgan Stanley ABS Capital, Inc.
0.333% due 10/25/2036		1,827	953
0.343% due 11/25/2036		3,000	1,570
0.343% due 12/25/2036		1,420	711
0.413% due 10/25/2036		1,997	1,054
0.443% due 08/25/2036		10,600	4,781

0.443% due 03/25/2037		3,696	1,656
Morgan Stanley Home Equity Loan Trust
0.543% due 04/25/2037		2,000	1,125
National Collegiate Student Loan Trust
0.453% due 02/26/2029		1,500	1,041
0.463% due 03/26/2029		500	409
New Century Home Equity Loan Trust
0.523% due 02/25/2036		3,000	2,467
NovaStar Mortgage Funding Trust
0.343% due 03/25/2037		1,947	956
0.403% due 01/25/2037		7,191	2,579
0.443% due 10/25/2036		2,200	980
Option One Mortgage Loan Trust
0.333% due 01/25/2037		7,700	3,946
Residential Asset Mortgage Products Trust
0.493% due 03/25/2036		3,000	2,103
0.813% due 05/25/2035		4,219	3,635
Residential Asset Securities Corp. Trust
0.343% due 08/25/2036		3,513	2,994
0.443% due 08/25/2036		3,900	2,616
0.513% due 01/25/2036		2,000	1,847
Rhodium BV
0.800% due 05/27/2084	EUR	984	1,178
Saxon Asset Securities Trust
0.988% due 03/25/2035		$2,566	2,188
Securitized Asset-Backed Receivables LLC
0.443% due 03/25/2036		2,001	1,106
SLM Student Loan Trust
1.776% due 04/25/2023		12,558	12,925
Specialty Underwriting & Residential Finance Trust
0.343% due 06/25/2037		1,132	688
0.493% due 12/25/2036		8,100	5,312
5.850% due 02/25/2037		2,362	1,336
Structured Asset Investment Loan Trust
0.343% due 09/25/2036		2,264	1,613
0.353% due 05/25/2036		1,300	976
2.143% due 01/25/2035		116	0
Structured Asset Securities Corp.
0.363% due 12/25/2036		5,500	3,741
WG Horizons CLO
0.533% due 05/24/2019		10,786	10,623

Total Asset-Backed Securities (Cost $247,629)			274,668

SOVEREIGN ISSUES 0.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	10,821	4,871
10.000% due 01/01/2017		246	108
10.000% due 01/01/2021		122	52
10.000% due 01/01/2023		122	52
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	2,700	3,741
6.505% due 03/01/2019		1,800	2,508

Total Sovereign Issues (Cost $11,630)			11,332

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Health Care REIT, Inc.
6.500% due 12/31/2049 (b)		84,000	5,216
Wells Fargo & Co.
7.500% due 12/31/2049 (b)		15,500	18,507

			23,723

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		53,150	2,871

Total Convertible Preferred Securities (Cost $17,178)			26,594

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup Capital
7.875% due 10/30/2040		48,000	1,337
Farm Credit Bank of Texas
10.000% due 12/15/2020 (b)		13,000	15,669

SLM Corp. CPI Linked Security
3.474% due 03/15/2017	21,400	509

		17,515

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (b)	25,000	2,580

Total Preferred Securities (Cost $17,299)		20,095

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.3%
CERTIFICATES OF DEPOSIT 1.4%
Banco do Brasil S.A.
0.000% due 01/24/2014	$9,350	9,303
2.556% due 02/14/2014	25,000	24,997
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	25,000	24,877
0.000% due 11/08/2013	17,500	17,419
0.000% due 03/03/2014	56,750	56,384

		132,980

COMMERCIAL PAPER 12.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	31,800	31,692
Exxon Mobil Corp.
0.080% due 07/30/2013	161,500	161,490
Merck & Co., Inc.
0.060% due 07/30/2013	100,000	99,995
PepsiCo, Inc.
0.060% due 07/26/2013	149,500	149,494
Philip Morris International, Inc.
0.070% due 07/25/2013	100,000	99,995
Roche Holdings, Inc.
0.070% due 07/24/2013	100,000	99,996
0.070% due 07/29/2013	6,700	6,700
Sanofi
0.100% due 07/25/2013	100,000	99,993
Santander S.A.
2.750% due 07/02/2013	10,000	9,999
3.100% due 10/01/2013	10,000	9,979
Total Capital Canada Ltd.
0.090% due 07/12/2013	205,380	205,374
Wal-Mart Stores, Inc.
0.060% due 07/17/2013	99,500	99,497
0.065% due 07/16/2013	100,000	99,997

		1,174,201

REPURCHASE AGREEMENTS (d) 0.1%		7,500

U.S. TREASURY BILLS 0.2%
0.104% due 08/15/2013 - 05/29/2014 (a)(e)(j)	16,617	16,603

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 0.9%
PIMCO Short-Term Floating NAV Portfolio	8,823,170	88,285
PIMCO Short-Term Floating NAV Portfolio III	5,139	51

		88,336

Total Short-Term Instruments (Cost $1,419,184)		1,419,620

PURCHASED OPTIONS (h) 0.1%
(Cost $7,087)		11,394

Total Investments 106.9% (Cost $9,818,257)		$9,911,244
Written Options (f)(i) (0.5%) (Premiums $24,091)		(42,171)
Other Assets and Liabilities (Net) (6.4%)		(600,211)

Net Assets 100.0%		$9,268,862

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$7,500	U.S. Treasury Bonds 2.750% due 08/15/2042	$(7,816)	$7,500	$7,500

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	(2.000%)	06/14/2013	06/12/2015	$6,120	$(6,117)
DEU	(1.500%)	06/10/2013	06/07/2015	1,311	(1,310)

					$(7,427)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	06/20/2013	07/11/2013	$182,820	$(182,929)
	0.140%	06/28/2013	07/12/2013	59,382	(59,434)
	0.160%	06/28/2013	07/12/2013	177,633	(177,807)
FOB	0.120%	07/01/2013	07/22/2013	127,697	(127,978)
GSC	(0.070%)	06/26/2013	07/03/2013	117,310	(117,321)
	0.140%	06/18/2013	07/02/2013	175,509	(175,527)

					$(840,996)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $204,396 at a weighted average interest rate of (0.098%).
(3)	Payable for sale-buyback transactions includes $599 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $842,899 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	1,860	$1,079	$(5,343)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	1,860	556	(54)

				$1,635	$(5,397)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2015	2,707	$(4,009)
3-Month Euribor June Futures	Long	06/2015	1,220	969
3-Month Euribor March Futures	Long	03/2015	1,220	933
3-Month Euribor September Futures	Long	09/2015	602	53
90-Day Eurodollar December Futures	Long	12/2015	6	(3)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	77	37
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	77	(94)

				$(2,114)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		$176,864	$(8,919)	$(15,566)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017		194,000	(8,255)	(9,115)
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018		10,000	(287)	150
iTraxx Europe 18 Index	(1.000%)	12/20/2017	EUR	122,900	662	(243)

					$(16,799)	$(24,774)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)
CDX.IG-19 5-Year Index	1.000%	12/20/2017	$361,345	$3,692	$1,429
CDX.IG-19 5-Year Index	1.000%	06/20/2018	678,600	4,250	(1,636)
CDX.IG-20 5-Year Index	1.000%	06/20/2018	133,100	833	(748)

				$8,775	$(955)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	1,496,800	$(2,236)	$(4,280)
Pay	3-Month USD-LIBOR	0.950%	05/01/2018		$65,000	(1,615)	(1,744)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	2,100	(42)	(43)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		27,500	(405)	(594)
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023	EUR	160,800	1,493	3,657
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	3,400,000	106	515

						$(2,699)	$(2,489)

(g)	Securities with an aggregate market value of $60,939 and cash of $52 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	1,294		$1,213	HUS	$30	$0	$30
07/2013		20,011		19,579	WST	1,289	0	1,289
07/2013	EUR	275		358	GLM	0	0	0
07/2013		675,052		871,966	MSC	0	(6,715)	(6,715)
07/2013		675,052		896,184	UAG	17,503	0	17,503
07/2013	GBP	136,807		207,399	HUS	0	(677)	(677)
07/2013		2,003		3,094	MSC	48	0	48
07/2013	JPY	96,800		938	DUB	0	(38)	(38)
07/2013		48,400		484	JPM	0	(4)	(4)
07/2013		14,484,688		146,352	RYL	299	0	299
07/2013	KRW	11,282,000		10,000	DUB	129	0	129
07/2013		7,555,065		6,650	HUS	40	0	40
07/2013	PHP	774,530		18,250	CBK	294	0	294
07/2013	SGD	8,223		6,500	HUS	13	0	13
07/2013		37,896		30,000	UAG	101	0	101
07/2013		$4,178	AUD	4,388	CBK	0	(167)	(167)
07/2013		110,139	EUR	85,595	BOA	1,276	0	1,276
07/2013		243,818		186,481	BPS	0	(1,085)	(1,085)
07/2013		8,030		6,046	BRC	7	(167)	(160)
07/2013		412,004		314,441	CBK	0	(2,712)	(2,712)
07/2013		9,062		6,799	FBF	0	(212)	(212)
07/2013		3,392		2,600	HUS	0	(8)	(8)
07/2013		96,639		73,090	JPM	0	(1,501)	(1,501)
07/2013		896,184		675,052	MSC	0	(17,503)	(17,503)
07/2013		3,079	GBP	2,003	BRC	0	(32)	(32)
07/2013		24,283		15,605	CBK	0	(548)	(548)
07/2013		3,507		2,245	DUB	0	(93)	(93)
07/2013		4,746		3,021	FBF	0	(151)	(151)
07/2013		176,768		115,936	JPM	0	(435)	(435)
07/2013		49,369	JPY	4,688,510	BRC	0	(2,093)	(2,093)
07/2013		62,358		6,089,300	DUB	66	(1,024)	(958)
07/2013		1,074		108,500	HUS	20	0	20
07/2013		29,775		3,023,900	MSC	716	0	716
07/2013		16,933	KRW	18,831,203	UAG	0	(457)	(457)
07/2013		19,123	PHP	774,960	CBK	0	(1,157)	(1,157)
07/2013		37,176	SGD	46,152	FBF	0	(763)	(763)
07/2013		451	ZAR	4,110	BOA	0	(37)	(37)
07/2013		40		411	MSC	1	0	1
07/2013	ZAR	57,070		$5,713	BRC	6	(43)	(37)
07/2013		17,813		1,790	DUB	0	(5)	(5)
07/2013		35		3	UAG	0	0	0
08/2013	BRL	22		10	BOA	0	0	0
08/2013		27,428		12,500	GLM	294	0	294
08/2013		177,721		82,505	UAG	3,414	0	3,414
08/2013	CNY	44,214		6,997	DUB	0	(142)	(142)
08/2013	EUR	281,258		367,789	CBK	1,644	0	1,644
08/2013	GBP	115,936		176,730	JPM	435	0	435
08/2013	NOK	3,776		654	BOA	33	0	33
08/2013		115,484		20,000	DUB	1,017	0	1,017
08/2013		$24,100	BRL	52,082	HUS	0	(922)	(922)
08/2013		91,844		186,608	UAG	0	(8,798)	(8,798)
08/2013		1,756	CNY	11,000	DUB	20	0	20
08/2013		5,259		33,214	UAG	104	0	104
08/2013		1,155	EUR	882	DUB	0	(7)	(7)
08/2013		2,892		2,217	FBF	0	(6)	(6)
08/2013		1,629		1,245	HUS	0	(8)	(8)
08/2013		7,046		5,419	JPM	8	0	8
08/2013		1,019		783	MSC	1	0	1
08/2013		5,094	GBP	3,319	MSC	0	(47)	(47)
08/2013		20,681	NOK	119,292	UAG	0	(1,072)	(1,072)
09/2013	CAD	2,817		$2,710	MSC	37	0	37
09/2013		13,345		13,092	RBC	428	0	428
09/2013	MXN	309,403		24,000	BRC	286	0	286
09/2013		44,320		3,287	CBK	0	(110)	(110)
09/2013		157,421		12,160	FBF	94	0	94
09/2013		311,057		24,000	HUS	159	0	159
09/2013		1,171		90	MSC	0	0	0
09/2013		529,494		41,000	UAG	417	0	417
09/2013		$57,167	EUR	42,643	CBK	0	(1,642)	(1,642)
09/2013		79,790	MXN	993,701	MSC	0	(3,627)	(3,627)
10/2013	RUB	360,680		$11,046	BRC	236	0	236
10/2013		421,253		12,910	MSC	284	0	284
10/2013		$12,872	RUB	409,774	CBK	0	(590)	(590)
10/2013		13,412		430,486	DUB	0	(509)	(509)
04/2014	CNY	60,000		$9,179	RYL	0	(388)	(388)
04/2014		$9,802	CNY	60,000	RYL	0	(236)	(236)
04/2016	CNY	13,651		$2,014	JPM	0	(121)	(121)
04/2016		$2,300	CNY	13,651	JPM	0	(165)	(165)

						$30,749	$(56,017)	$(25,268)

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$89,400	$7,087	$11,394

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$227,100	$804	$(985)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		227,100	804	0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	94,300	176	(110)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		94,300	210	(262)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		26,500	51	(31)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		26,500	58	(73)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		55,700	101	(65)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		55,700	113	(155)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		28,900	60	(34)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		28,900	60	(80)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		112,600	217	(131)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		112,600	217	(312)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		83,000	170	(4)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		42,600	73	(2)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		63,100	128	(3)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		14,600	26	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$27,200	19	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		27,200	68	(593)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		24,000	17	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		24,000	65	(524)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		375,400	7,057	(14,751)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		368,100	1,003	(6,623)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		156,600	87	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		142,300	171	(57)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		156,600	396	(3,417)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		142,300	341	(1,281)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	80,000	413	(46)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		15,600	70	(9)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		38,200	197	(22)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		16,700	99	(10)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$45,500	158	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,200	199	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		93,200	403	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		65,700	232	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		156,300	2,711	(2,711)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		106,400	493	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		236,400	4,091	(4,091)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		57,900	193	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		20,200	53	(307)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	19,800	139	0

								$21,943	$(36,696)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$240	$(43)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	273	(35)

						$513	$(78)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BPS	(1.300%	)	12/20/2018	0.611%	$3,000	$(111)	$0	$(111)
American Electric Power Co., Inc.	BRC	(0.793%	)	06/20/2019	0.504%	36,000	(607)	0	(607)
American International Group, Inc.	GST	(5.000%	)	09/20/2018	1.203%	10,000	(1,891)	(927)	(964)
Black & Decker Corp.	BRC	(2.250%	)	06/20/2014	0.054%	4,000	(89)	0	(89)
International Lease Finance Corp.	CBK	(5.000%	)	06/20/2016	2.756%	12,500	(810)	(1,156)	346
International Lease Finance Corp.	GST	(5.000%	)	06/20/2016	2.756%	15,000	(972)	(1,239)	267
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.565%	2,000	(39)	0	(39)

							$(4,519)	$(3,322)	$(1,197)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	0.131%		$3,000	$60	$0	$60
Anadarko Petroleum Corp.	BRC	1.000%	12/20/2017	0.929%		10,000	34	(242)	276
Anadarko Petroleum Corp.	BRC	1.000%	03/20/2019	1.234%		5,000	(62)	(378)	316
Anadarko Petroleum Corp.	CBK	1.000%	03/20/2017	0.760%		10,000	91	(245)	336
Anadarko Petroleum Corp.	FBF	1.000%	03/20/2018	0.997%		6,000	3	(115)	118
Anadarko Petroleum Corp.	GST	1.000%	12/20/2017	0.929%		10,000	34	(218)	252
Anadarko Petroleum Corp.	JPM	1.000%	03/20/2018	0.997%		20,000	9	(369)	378
Anadarko Petroleum Corp.	UAG	1.000%	03/20/2017	0.760%		10,000	91	(241)	332
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.285%	EUR	20,600	484	(220)	704
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.285%		$25,000	451	(150)	601
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.285%	EUR	3,700	87	(37)	124
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.285%		3,300	78	(41)	119
Barrick Gold Corp.	CBK	1.000%	06/20/2018	3.203%		$3,000	(297)	(89)	(208)
Barrick Gold Corp.	JPM	1.000%	06/20/2018	3.203%		10,000	(990)	(348)	(642)
Barrick Gold Corp.	MYC	1.000%	06/20/2018	3.203%		25,000	(2,475)	(893)	(1,582)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.970%		15,000	24	(248)	272
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.244%		5,000	26	0	26
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2018	1.027%		34,000	(32)	(83)	51
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.398%		16,200	223	(71)	294
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.398%		8,500	116	(49)	165
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.441%		1,200	17	8	9
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.398%		800	11	(4)	15
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.398%		1,900	26	(11)	37
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.398%		3,500	48	(8)	56
BMW Finance NV	BRC	1.000%	06/20/2018	0.776%		500	6	6	0
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.311%		10,000	140	57	83
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2015	0.311%		25,000	350	119	231
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.408%		5,000	82	22	60
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.437%		5,500	93	49	44
BP Capital Markets America, Inc.	MYC	1.000%	06/20/2015	0.311%		5,000	70	31	39
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		800	(5)	(7)	2
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.123%		400	(1)	(4)	3
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	1.348%		1,100	93	0	93
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.301%		800	13	(4)	17
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.362%		14,300	253	198	55
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.362%		5,200	92	71	21
Citigroup, Inc.	BRC	1.000%	12/20/2017	1.116%		1,225	(6)	(31)	25
Citigroup, Inc.	DUB	1.000%	09/20/2017	1.050%		13,200	(23)	(1,048)	1,025
Citigroup, Inc.	FBF	1.000%	06/20/2017	1.012%		2,500	0	(157)	157
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.116%		6,000	(29)	(153)	124
Comcast Corp.	BRC	1.610%	12/20/2013	0.049%		7,000	56	0	56
Daimler Finance North America LLC	GST	1.000%	12/20/2013	0.129%		2,800	12	27	(15)
Danone S.A.	DUB	1.000%	03/20/2016	0.352%		2,000	36	32	4
Danone S.A.	FBF	1.000%	12/20/2015	0.315%	EUR	400	9	8	1
Danone S.A.	JPM	1.000%	12/20/2015	0.315%		14,200	320	270	50
Devon Energy Corp.	DUB	1.000%	06/20/2018	1.051%		$3,500	(7)	(10)	3
Devon Energy Corp.	FBF	1.000%	06/20/2018	1.051%		3,170	(7)	(6)	(1)
Dominion Resources, Inc.	CBK	0.670%	06/20/2015	0.134%		100	1	0	1
Dow Chemical Co.	BPS	1.000%	06/20/2017	0.744%		3,100	32	(71)	103
Dow Chemical Co.	CBK	1.000%	06/20/2017	0.744%		10,000	103	(187)	290
Dow Chemical Co.	DUB	1.000%	06/20/2017	0.744%		5,000	52	(100)	152
Dow Chemical Co.	JPM	1.000%	06/20/2017	0.744%		7,000	72	(168)	240
Dow Chemical Co.	MYC	1.000%	06/20/2017	0.744%		19,500	201	(421)	622
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.463%		3,000	45	32	13
Encana Corp.	FBF	1.000%	03/20/2017	0.953%		13,000	27	(511)	538
Encana Corp.	FBF	1.000%	09/20/2017	1.097%		1,500	(5)	(42)	37
Encana Corp.	JPM	1.000%	06/20/2018	1.401%		1,600	(30)	(37)	7
Exelon Corp.	JPM	1.000%	06/20/2016	0.324%		40,000	817	(38)	855
Finmeccanica Finance S.A.	BOA	5.000%	03/20/2018	3.583%	EUR	2,000	162	178	(16)
Finmeccanica Finance S.A.	FBF	5.000%	03/20/2018	3.583%		5,100	412	403	9
Finmeccanica Finance S.A.	JPM	5.000%	03/20/2018	3.583%		8,500	686	674	12
Finmeccanica Finance S.A.	SOG	5.000%	03/20/2018	3.583%		3,500	282	301	(19)
Ford Motor Co.	BOA	5.000%	09/20/2017	1.593%		$5,000	699	397	302
Ford Motor Co.	FBF	5.000%	09/20/2017	1.593%		11,100	1,552	1,128	424
Ford Motor Co.	GST	5.000%	09/20/2017	1.593%		10,000	1,399	799	600
Forest Oil Corp.	BOA	5.000%	06/20/2015	3.632%		5,000	139	104	35
Forest Oil Corp.	CBK	5.000%	06/20/2015	3.632%		2,500	70	63	7
Forest Oil Corp.	FBF	5.000%	06/20/2015	3.632%		1,500	42	(6)	48
Forest Oil Corp.	GST	5.000%	06/20/2015	3.632%		6,500	180	126	54
Forest Oil Corp.	GST	5.000%	06/20/2017	6.235%		7,000	(284)	(192)	(92)
Forest Oil Corp.	GST	5.000%	06/20/2018	7.000%		17,700	(1,377)	(447)	(930)
Forest Oil Corp.	JPM	5.000%	06/20/2017	6.235%		2,900	(118)	(80)	(38)
Freeport-McMoRan Copper & Gold, Inc.	BOA	1.000%	09/20/2017	1.686%		5,000	(138)	(95)	(43)
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	06/20/2018	2.133%		15,000	(787)	(385)	(402)
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	09/20/2017	1.686%		3,000	(83)	(106)	23
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	03/20/2016	1.015%		5,000	0	(12)	12
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	09/20/2017	1.686%		8,000	(220)	(144)	(76)
General Electric Capital Corp.	RYL	1.000%	03/20/2015	0.509%		1,300	12	(37)	49
Gilead Sciences, Inc.	GST	1.000%	06/20/2017	0.998%		5,000	2	(19)	21
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2018	1.530%		3,300	(77)	(53)	(24)
Goldman Sachs Group, Inc.	CBK	1.000%	03/20/2018	1.530%		10,000	(234)	(143)	(91)
H.J. Heinz Co.	FBF	1.000%	03/20/2018	1.491%		3,200	(70)	(95)	25
ITAU Unibanco Holdings S.A.	DUB	1.000%	03/20/2014	1.042%		2,800	0	(2)	2
KB Home	BOA	5.000%	06/20/2018	3.662%		5,000	307	514	(207)
KB Home	BRC	5.000%	06/20/2018	3.662%		5,000	307	453	(146)
Kinder Morgan Energy Partners LP	CBK	1.000%	03/20/2023	1.747%		3,900	(235)	(236)	1
MetLife, Inc.	BOA	1.000%	12/20/2017	1.136%		1,675	(9)	(61)	52
MetLife, Inc.	BRC	1.000%	12/20/2017	1.136%		25,000	(139)	(906)	767
MetLife, Inc.	CBK	1.000%	12/20/2017	1.136%		8,900	(49)	(358)	309
Metro AG	BPS	1.000%	09/20/2014	0.415%		10,000	75	(44)	119
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%		9,800	49	(71)	120
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.839%		8,850	37	(59)	96
Mexico Government International Bond	HUS	1.690%	09/20/2014	0.632%		15,800	283	0	283
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.880%		14,900	53	(49)	102
Mexico Government International Bond	MYC	1.000%	09/20/2015	0.789%		3,600	18	(28)	46
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.789%		9,800	48	(85)	133
MGM Resorts International	DUB	5.000%	03/20/2018	3.808%		9,000	475	30	445
MGM Resorts International	FBF	5.000%	03/20/2018	3.808%		15,700	827	82	745
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	0.976%		5,100	351	0	351

New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	0.976%		5,000	335	0	335
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	0.976%		1,400	96	0	96
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	0.695%		1,100	88	0	88
Newmont Mining Corp.	BPS	1.000%	06/20/2018	2.790%		15,000	(1,223)	(466)	(757)
Newmont Mining Corp.	GST	1.000%	06/20/2018	2.790%		10,000	(816)	(311)	(505)
Newmont Mining Corp.	JPM	1.000%	06/20/2018	2.790%		3,200	(260)	(99)	(161)
ONEOK Partners LP	FBF	1.000%	03/20/2018	1.092%		10,000	(39)	(167)	128
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.109%		8,000	217	0	217
Pacific Gas & Electric Co.	DUB	1.000%	09/20/2016	0.402%		20,000	391	(202)	593
Pacific Gas & Electric Co.	FBF	1.000%	09/20/2016	0.402%		5,000	98	(50)	148
Pacific Gas & Electric Co.	GST	1.000%	09/20/2016	0.402%		2,500	49	(25)	74
Pacific Gas & Electric Co.	RYL	1.000%	09/20/2016	0.402%		2,500	49	(26)	75
Panasonic Corp.	BOA	1.000%	12/20/2017	1.324%	JPY	180,000	(25)	(193)	168
Panasonic Corp.	GST	1.000%	12/20/2017	1.324%		30,000	(4)	(32)	28
Panasonic Corp.	JPM	1.000%	12/20/2017	1.324%		390,000	(55)	(433)	378
Petrobras International Finance Co.	BPS	1.000%	06/20/2015	1.740%		$2,500	(35)	(17)	(18)
Petrobras International Finance Co.	BRC	1.000%	03/20/2014	1.147%		43,250	(33)	(104)	71
Petrobras International Finance Co.	BRC	1.000%	06/20/2018	2.436%		11,600	(762)	(516)	(246)
Petrobras International Finance Co.	DUB	1.000%	03/20/2015	1.657%		7,650	(83)	(69)	(14)
Petrobras International Finance Co.	DUB	1.000%	06/20/2015	1.740%		33,100	(469)	(94)	(375)
Petrobras International Finance Co.	GST	1.000%	06/20/2018	2.436%		15,000	(986)	(623)	(363)
Petrobras International Finance Co.	JPM	1.000%	03/20/2015	1.657%		20,800	(228)	(161)	(67)
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.805%		5,000	(87)	(143)	56
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		5,700	(99)	(182)	83
Petrobras International Finance Co.	MYC	1.000%	03/20/2018	2.390%		3,900	(237)	(177)	(60)
Pioneer Natural Resources Co.	BRC	1.000%	09/20/2017	0.788%		5,000	45	(254)	299
Plains All American Pipeline LP	DUB	1.000%	09/20/2017	0.715%		2,000	24	(59)	83
Plains All American Pipeline LP	FBF	1.000%	09/20/2017	0.715%		7,500	91	(214)	305
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.291%		2,600	46	(12)	58
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.291%		13,500	241	(17)	258
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.291%		1,500	27	(11)	38
Prudential Financial, Inc.	BOA	1.000%	12/20/2017	1.159%		11,500	(76)	(324)	248
Prudential Financial, Inc.	BRC	1.000%	12/20/2017	1.159%		9,300	(62)	(259)	197
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	0.736%		1,000	8	(19)	27
Prudential Financial, Inc.	GST	1.000%	03/20/2016	0.736%		25,000	186	(633)	819
Russia Government International Bond	UAG	1.000%	06/20/2015	1.224%		5,000	(21)	(76)	55
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.395%		600	(6)	(31)	25
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.395%		900	(9)	(47)	38
Shell International Finance BV	BOA	1.000%	03/20/2016	0.238%	EUR	3,800	104	102	2
Shell International Finance BV	DUB	1.000%	06/20/2016	0.256%		$1,900	43	38	5
Shell International Finance BV	GST	1.000%	03/20/2016	0.238%		3,200	67	66	1
Shell International Finance BV	HUS	1.000%	06/20/2016	0.256%		2,000	44	38	6
Shell International Finance BV	JPM	1.000%	03/20/2016	0.238%		16,300	345	313	32
Shell International Finance BV	MYC	1.000%	06/20/2016	0.256%		16,800	377	315	62
Shell International Finance BV	SOG	1.000%	03/20/2016	0.238%	EUR	1,600	44	44	0
Shell International Finance BV	UAG	1.000%	03/20/2016	0.238%		3,500	96	96	0
SLM Corp.	BPS	5.000%	03/20/2018	3.376%		$10,000	705	914	(209)
SLM Corp.	CBK	5.000%	12/20/2017	3.239%		1,500	110	121	(11)
SLM Corp.	FBF	5.000%	09/20/2017	3.083%		4,000	304	307	(3)
SoftBank Corp.	BRC	1.000%	12/20/2017	1.842%	JPY	60,000	(22)	(65)	43
SoftBank Corp.	GST	1.000%	12/20/2017	1.842%		150,000	(55)	(164)	109
SoftBank Corp.	JPM	1.000%	12/20/2017	1.842%		110,000	(40)	(117)	77
Sony Corp.	BOA	1.000%	03/20/2018	1.957%		280,000	(123)	(259)	136
Sony Corp.	BRC	1.000%	03/20/2018	1.957%		180,000	(79)	(193)	114
Sony Corp.	DUB	1.000%	03/20/2018	1.957%		160,000	(70)	(181)	111
Sony Corp.	GST	1.000%	03/20/2018	1.957%		340,000	(150)	(273)	123
Sony Corp.	JPM	1.000%	12/20/2017	1.857%		440,000	(165)	(655)	490
Sony Corp.	JPM	1.000%	03/20/2018	1.957%		1,680,000	(739)	(1,270)	531
Statoil ASA	BRC	1.000%	06/20/2016	0.235%		$8,600	199	168	31
Statoil ASA	FBF	1.000%	06/20/2016	0.235%		3,000	69	58	11
Statoil ASA	SOG	1.000%	06/20/2016	0.235%		8,600	199	164	35
Statoil ASA	UAG	1.000%	06/20/2016	0.235%		5,000	115	100	15
Teck Resources Ltd.	GST	1.000%	06/20/2018	2.146%		10,000	(531)	(292)	(239)
Teck Resources Ltd.	MYC	1.000%	03/20/2018	2.014%		5,000	(225)	(106)	(119)
Teck Resources Ltd.	MYC	1.000%	03/20/2021	2.786%		10,000	(1,155)	(521)	(634)
Telefonica Emisiones, S.A.U.	BOA	1.000%	06/20/2018	2.244%	EUR	700	(52)	(58)	6
Tesco PLC	HUS	1.000%	03/20/2016	0.549%		$3,900	49	50	(1)
Texas State General Obligation Bonds, Series 2002	GST	1.000%	09/20/2018	0.438%		1,750	50	11	39
Time Warner Cable, Inc.	BRC	1.000%	12/20/2015	0.804%		4,000	20	(39)	59
Time Warner Cable, Inc.	UAG	1.000%	12/20/2015	0.804%		15,000	77	(88)	165
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	1.687%	JPY	470,000	(6)	(412)	406
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	1.687%		90,000	(4)	(108)	104
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.162%		$18,000	268	24	244
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.162%		4,500	66	21	45
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.419%		2,000	35	(5)	40
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	0.419%		2,700	48	(11)	59
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.419%		10,000	176	(60)	236
UPC Holding BV	BRC	5.000%	09/20/2017	3.850%	EUR	10,000	597	(656)	1,253
UPC Holding BV	DUB	5.000%	06/20/2016	2.719%		11,100	966	(19)	985
UPC Holding BV	GST	5.000%	09/20/2017	3.850%		5,000	299	(299)	598
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	0.900		$3,000	365	(47)	412
Volkswagen International Finance NV	BRC	1.000%	06/20/2018	0.868%		500	4	5	(1)
Whirlpool Corp.	BOA	1.000%	09/20/2017	1.022%		4,300	(3)	(181)	178

Whirlpool Corp.	DUB	1.000%	03/20/2018	1.207%	7,500	(68)	(94)	26
Whirlpool Corp.	FBF	1.000%	09/20/2017	1.022%	7,000	(5)	(262)	257

						$4,291	$(14,112)	$18,403

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	$5,600	$(99)	$(225)	$126
CDX.IG-19 5-Year Index	BOA	1.000%	12/20/2017	200	2	0	2
MCDX-20 5-Year Index	GST	1.000%	06/20/2018	25,700	(433)	(119)	(314)

					$(530)	$(344)	$(186)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF	EUR	5,400	$179	$27	$152
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		15,600	517	169	348
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		7,200	238	(8)	246
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	108,600	(2,855)	(299)	(2,556)
Pay	1-Year BRL-CDI	8.210%	01/02/2017	JPM		187,000	(4,889)	(234)	(4,655)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		562,400	(13,860)	(334)	(13,526)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		83,200	(1,951)	45	(1,996)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		12,600	(279)	43	(322)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		59,800	(1,380)	(2)	(1,378)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		19,800	(457)	32	(489)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		100,000	(2,141)	179	(2,320)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		44,000	(907)	(76)	(831)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA		294,600	(5,429)	386	(5,815)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	RBC	CAD	94,500	(146)	151	(297)
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	3,700	145	(23)	168
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		85,000	4,826	170	4,656
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		90,200	5,121	1,175	3,946
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	FBF	JPY	510,000	(134)	170	(304)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,053,700	1,269	(90)	1,359
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		91,000	110	106	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		956,700	1,152	(602)	1,754
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		1,404,200	1,691	(517)	2,208
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	7	(2)	9
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		170,500	205	80	125
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		27,000	45	28	17
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	GLM		5,800	10	8	2
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		175,000	293	158	135
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		10,000	17	6	11
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		269,000	449	213	236
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		689,100	4,083	1,406	2,677
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		227,100	1,346	632	714
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		68,000	138	139	(1)
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		228,000	462	335	127
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		313,900	474	440	34
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		23,800	74	32	42

							$(11,577)	$3,943	$(15,520)

(j)	Securities with an aggregate market value of $83,157 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$265,881	$40,516	$306,397
Corporate Bonds & Notes
Banking & Finance	0	2,952,972	27,586	2,980,558
Industrials	0	1,770,626	167,815	1,938,441
Utilities	0	462,955	723	463,678
Municipal Bonds & Notes
California	0	38,267	0	38,267
Colorado	0	8,703	0	8,703
Louisiana	0	3,007	0	3,007
New York	0	12,068	0	12,068
Ohio	0	2,882	0	2,882
Texas	0	43,895	0	43,895
Washington	0	2,254	0	2,254
U.S. Treasury Obligations	0	1,956,909	0	1,956,909
Mortgage-Backed Securities	0	390,482	0	390,482
Asset-Backed Securities	0	251,017	23,651	274,668
Sovereign Issues	0	11,332	0	11,332
Convertible Preferred Securities
Banking & Finance	23,723	0	0	23,723
Utilities	2,871	0	0	2,871
Preferred Securities
Banking & Finance	1,846	15,669	0	17,515
Industrials	0	2,580	0	2,580
Short-Term Instruments
Certificates of Deposit	0	132,980	0	132,980
Commercial Paper	0	1,174,201	0	1,174,201
Repurchase Agreements	0	7,500	0	7,500
U.S. Treasury Bills	0	16,603	0	16,603
Central Funds Used for Cash Management Purposes	88,336	0	0	88,336
Purchased Options
Interest Rate Contracts	0	11,394	0	11,394
	$116,776	$9,534,177	$260,291	$9,911,244

Financial Derivative Instruments - Assets
Credit Contracts	0	28,626	412	29,038
Foreign Exchange Contracts	0	30,749	0	30,749
Interest Rate Contracts	1,992	23,142	0	25,134
	$1,992	$82,517	$412	$84,921

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(37,747)	0	(37,747)
Foreign Exchange Contracts	0	(56,017)	0	(56,017)
Interest Rate Contracts	(4,106)	(83,244)	(78)	(87,428)

	$(4,106)	$(177,008)	$(78)	$(181,192)

Totals	$114,662	$9,439,686	$260,625	$9,814,973

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$42,615	$0	$(829)	$1	$(11)	$(1,260)	$0	$0	$40,516	$(1,257)
Corporate Bonds & Notes
Banking & Finance	51,238	0	(23,549)	(12)	1,387	(1,478)	0	0	27,586	(415)
Industrials	158,686	16,380	(5,712)	(130)	(140)	(1,269)	0	0	167,815	(646)
Utilities	4,881	0	(221)	28	(17)	(61)	0	(3,887)	723	(75)
Asset-Backed Securities	24,040	0	(663)	21	7	246	0	0	23,651	244

	$281,460	$16,380	$(30,974)	$(92)	$1,226	$(3,822)	$0	$(3,887)	$260,291	$(2,149)

Financial Derivative Instruments - Assets
Credit Contracts	$300	$0	$0	$0	$0	$112	$0	$0	$412	$112

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(89)	$0	$0	$0	$0	$11	$0	$0	$(78)	$11

Totals	$281,671	$16,380	$(30,974)	$(92)	$1,226	$(3,699)	$0	$(3,887)	$260,625	$(2,026)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$19,470	Benchmark Pricing	Base Price	101.00
	21,046	Third Party Vendor	Broker Quote	100.00 - 103.00
Corporate Bonds & Notes
Banking & Finance	16,595	Benchmark Pricing	Base Price	92.71 - 100.23
	10,991	Third Party Vendor	Broker Quote	100.00 - 113.19
Industrials	4,781	Benchmark Pricing	Base Price	100.00
	163,034	Third Party Vendor	Broker Quote	96.25 - 117.00
Utilities	165	Benchmark Pricing	Base Price	152.21
	558	Third Party Vendor	Broker Quote	94.00
Asset-Backed Securities	23,651	Benchmark Pricing	Base Price	99.10 - 103.50

Financial Derivative Instruments - Assets
Credit Contracts	412	Indicative Market Quotation	Broker Quote	12.01

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(78)	Indicative Market Quotation	Broker Quote	0.16

Total	$260,625

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
H.J. Heinz Co.
3.500% due 06/05/2020		$34,000	$34,040

Total Bank Loan Obligations (Cost $33,915)			34,040

CORPORATE BONDS & NOTES 40.8%
BANKING & FINANCE 13.5%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		735	902
American Express Co.
4.050% due 12/03/2042		10,125	8,899
American International Group, Inc.
6.250% due 05/01/2036		8,280	9,629
6.765% due 11/15/2017	GBP	367	652
6.820% due 11/15/2037		$1,680	2,026
8.175% due 05/15/2068		3,400	4,165
8.250% due 08/15/2018		1,900	2,361
Anadarko Finance Co.
7.500% due 05/01/2031		20,222	25,297
Asian Development Bank
5.820% due 06/16/2028		500	617
Aviation Loan Trust
2.383% due 12/15/2022		5,362	4,968
Banco Bradesco S.A.
2.374% due 05/16/2014		19,400	19,585
Banco del Estado de Chile
2.000% due 11/09/2017		12,000	11,463
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	12,000	15,991
Bank of America Corp.
0.605% due 08/15/2016		$100	97
5.700% due 01/24/2022		10,000	11,114
Bank of America N.A.
6.000% due 10/15/2036		12,790	14,282
Bank One Corp.
7.625% due 10/15/2026		95	120
8.000% due 04/29/2027		100	134
Barclays Bank PLC
10.179% due 06/12/2021		11,560	14,724
Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	9,354
BBVA Bancomer S.A.
6.500% due 03/10/2021		3,900	4,114
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		37,400	35,721
BNP Paribas S.A.
5.186% due 06/29/2015 (d)(g)		3,100	2,960
Citigroup, Inc.
6.125% due 08/25/2036		7,000	6,880
6.625% due 06/15/2032		4,250	4,409
6.875% due 03/05/2038		20,500	24,963
8.125% due 07/15/2039		22,200	29,439
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,128
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		10,000	10,637
Fidelity National Financial, Inc.
5.500% due 09/01/2022		700	743
First American Financial Corp.
4.300% due 02/01/2023		4,500	4,335
FMR LLC
4.950% due 02/01/2033		3,000	2,907
5.150% due 02/01/2043		3,300	3,200
Ford Holdings LLC
9.300% due 03/01/2030		10,000	13,716
General Electric Capital Corp.
5.875% due 01/14/2038		29,600	32,724
6.150% due 08/07/2037		4,455	5,062
6.375% due 11/15/2067		250	261
6.750% due 03/15/2032		18,880	22,720
Goldman Sachs Group, Inc.
5.750% due 01/24/2022		16,500	18,222
6.125% due 02/15/2033		350	384
6.250% due 02/01/2041		25,500	28,969
6.450% due 05/01/2036		900	909
6.750% due 10/01/2037		20,185	20,757
7.250% due 04/10/2028	GBP	2,000	3,848

HBOS PLC
6.000% due 11/01/2033		$2,600	2,413
6.750% due 05/21/2018		8,500	9,039
HCP, Inc.
6.750% due 02/01/2041		800	953
Health Care REIT, Inc.
5.125% due 03/15/2043		12,400	11,457
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	412
5.875% due 11/01/2034		230	246
7.000% due 01/15/2039		19,550	23,350
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	3,866
6.500% due 05/02/2036		$7,840	8,726
6.500% due 09/15/2037		7,900	8,818
ING Bank NV
1.674% due 06/09/2014		15,600	15,731
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	8,052
JPMorgan Chase & Co.
3.200% due 01/25/2023		1,400	1,331
4.250% due 10/15/2020		7,000	7,284
4.350% due 08/15/2021		10,000	10,430
4.400% due 07/22/2020		10,000	10,468
6.400% due 05/15/2038		2,305	2,715
7.900% due 04/30/2018 (d)		1,400	1,584
LeasePlan Corp. NV
2.500% due 05/16/2018		2,800	2,700
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^		1,200	296
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		3,500	4,706
Merrill Lynch & Co., Inc.
0.499% due 05/30/2014	EUR	2,500	3,248
6.110% due 01/29/2037		$200	198
6.875% due 04/25/2018		20,350	23,438
7.750% due 04/30/2018	GBP	1,900	3,506
7.750% due 05/14/2038		$400	459
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,123
Morgan Stanley
0.579% due 01/09/2014		5,400	5,386
5.625% due 09/23/2019		800	861
6.250% due 08/28/2017		8,200	9,149
6.375% due 07/24/2042		4,300	4,819
6.625% due 04/01/2018		5,000	5,671
National Rural Utilities Cooperative Finance Corp.
4.023% due 11/01/2032		580	566
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	6,600
North American Development Bank
4.375% due 02/11/2020		10,625	11,582
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	11,309
Pacific Life Insurance Co.
9.250% due 06/15/2039		12,800	17,075
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,192
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (d)		8,000	8,080
Rabobank Group
3.950% due 11/09/2022		3,100	2,968
11.000% due 06/30/2019 (d)		8,200	10,582
RBS Capital Trust
6.425% due 01/03/2034 (d)		6,690	5,419
Regions Financial Corp.
7.375% due 12/10/2037		4,000	4,500
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		100	107
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)		1,250	1,156
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		700	702
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	1,050
5.717% due 06/16/2021		3,200	3,270
6.125% due 02/07/2022		9,000	9,416
Simon Property Group LP
6.750% due 02/01/2040		5,900	7,243
SLM Corp.
5.625% due 08/01/2033		6,400	5,344
8.000% due 03/25/2020		3,900	4,236
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		18,900	23,182
UBS AG
4.875% due 08/04/2020		2,325	2,570

Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025	2,300	2,461
Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,175
6.600% due 01/15/2038	18,561	22,777
Wachovia Corp.
5.625% due 10/15/2016	100	112
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	3,200	3,622
Weyerhaeuser Co.
7.375% due 03/15/2032	18,900	22,768

		824,887

INDUSTRIALS 19.0%
AbbVie, Inc.
2.900% due 11/06/2022	6,800	6,368
4.400% due 11/06/2042	8,900	8,309
Actavis, Inc.
4.625% due 10/01/2042	600	538
ADT Corp.
3.500% due 07/15/2022	4,700	4,328
4.125% due 06/15/2023	12,700	11,979
ALROSA Finance S.A.
7.750% due 11/03/2020	800	860
Altria Group, Inc.
9.950% due 11/10/2038	18,645	27,699
10.200% due 02/06/2039	1,800	2,719
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	7,400	8,084
6.375% due 03/01/2035	700	786
Amgen, Inc.
5.150% due 11/15/2041	6,900	6,905
5.650% due 06/15/2042	19,800	21,223
6.375% due 06/01/2037	2,500	2,913
6.400% due 02/01/2039	5,000	5,785
6.900% due 06/01/2038	1,200	1,478
Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,525	1,774
7.950% due 06/15/2039	1,300	1,725
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	6,724
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	500	623
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	1,000	1,473
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	8,600	7,568
Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	4,277
Barrick Gold Corp.
5.800% due 11/15/2034	10	8
Barrick North America Finance LLC
5.700% due 05/30/2041	9,100	7,416
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	5,100	4,349
BMC Software, Inc.
4.500% due 12/01/2022	4,400	4,440
Boston Scientific Corp.
7.000% due 11/15/2035	4,200	4,984
7.375% due 01/15/2040	12,750	16,161
Braskem Finance Ltd.
7.000% due 05/07/2020	1,000	1,065
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	525
6.200% due 08/15/2036	800	931
6.530% due 07/15/2037	200	236
Cameron International Corp.
5.950% due 06/01/2041	8,100	9,204
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,235
6.250% due 03/15/2038	8,100	9,086
6.450% due 06/30/2033	100	115
6.500% due 02/15/2037	250	288
6.750% due 02/01/2039	3,725	4,397
CC Holdings GS LLC
3.849% due 04/15/2023	3,800	3,588
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	16,131
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,408
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	4,400	3,653
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,449

Comcast Corp.
2.850% due 01/15/2023	2,000	1,902
4.250% due 01/15/2033	9,100	8,743
6.400% due 03/01/2040	27,000	32,419
6.550% due 07/01/2039	1,150	1,392
7.050% due 03/15/2033	7,590	9,508
Conoco Funding Co.
7.250% due 10/15/2031	10	13
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,000	2,993
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	240
COX Communications, Inc.
4.700% due 12/15/2042	3,900	3,476
6.450% due 12/01/2036	400	451
8.375% due 03/01/2039	22,438	30,533
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,650
Crown Castle Towers LLC
6.113% due 01/15/2020	1,100	1,263
CSX Corp.
4.100% due 03/15/2044	8,600	7,507
6.150% due 05/01/2037	800	924
6.220% due 04/30/2040	4,200	4,914
CVS Pass-Through Trust
5.789% due 01/10/2026	2,769	3,140
5.926% due 01/10/2034	2,515	2,816
6.036% due 12/10/2028	136	154
7.507% due 01/10/2032	15,446	19,062
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	27,734
9.250% due 06/01/2032	3,700	5,546
Devon Energy Corp.
4.750% due 05/15/2042	12,000	11,257
5.600% due 07/15/2041	4,000	4,164
7.950% due 04/15/2032	6,905	9,069
Devon Financing Corp. LLC
7.875% due 09/30/2031	3,755	4,879
Dow Chemical Co.
4.375% due 11/15/2042	29,000	25,796
9.400% due 05/15/2039	15,000	22,039
Eaton Corp
4.150% due 11/02/2042	7,900	7,125
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	1,300	1,159
Eli Lilly & Co.
5.550% due 03/15/2037	35	40
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	960
Encana Corp.
6.500% due 02/01/2038	9,550	10,655
6.625% due 08/15/2037	8,400	9,429
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	5,628
Enterprise Products Operating LLC
4.450% due 02/15/2043	10,300	9,189
4.850% due 03/15/2044	2,700	2,574
5.700% due 02/15/2042	16,700	17,767
5.750% due 03/01/2035	600	641
5.950% due 02/01/2041	1,500	1,642
6.125% due 10/15/2039	800	894
6.875% due 03/01/2033	10,000	11,943
Ford Motor Co.
7.450% due 07/16/2031	7,400	8,903
Freeport-McMoRan Copper & Gold, Inc.
3.875% due 03/15/2023	3,200	2,900
5.450% due 03/15/2043	15,800	13,995
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,121
7.750% due 11/15/2029	80	103
8.000% due 01/15/2024	1,750	2,257
8.875% due 05/15/2031	5,700	7,989
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,166
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	99
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	10,500	10,067
Hess Corp.
7.300% due 08/15/2031	1,300	1,564
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	8,360
KeySpan Corp.
5.803% due 04/01/2035	120	130
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,615

6.375% due 03/01/2041	1,300	1,458
6.500% due 09/01/2039	7,000	7,864
6.950% due 01/15/2038	15,970	18,959
7.300% due 08/15/2033	3,000	3,605
7.400% due 03/15/2031	300	357
Kraft Foods Group, Inc.
6.500% due 02/09/2040	41,400	49,614
Kroger Co.
6.900% due 04/15/2038	9,600	11,384
7.500% due 04/01/2031	200	243
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,335
McDonald’s Corp.
5.700% due 02/01/2039	55	65
McKesson Corp.
2.700% due 12/15/2022	3,500	3,268
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,411
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	10,000	10,016
NBCUniversal Media LLC
5.950% due 04/01/2041	8,300	9,524
6.400% due 04/30/2040	9,500	11,412
Newmont Mining Corp.
6.250% due 10/01/2039	16,700	16,064
News America, Inc.
6.150% due 02/15/2041	9,800	10,931
6.200% due 12/15/2034	300	329
6.650% due 11/15/2037	5,000	5,778
Norfolk Southern Corp.
2.903% due 02/15/2023	232	219
4.837% due 10/01/2041	7,000	7,012
ONEOK Partners LP
6.125% due 02/01/2041	7,915	8,205
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	549
6.625% due 06/15/2038	3,600	3,798
Petro-Canada
5.950% due 05/15/2035	300	323
Petrobras International Finance Co.
6.750% due 01/27/2041	19,500	19,596
6.875% due 01/20/2040	16,900	17,244
7.875% due 03/15/2019	10,500	12,190
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,136
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	5,013
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	7,341
Pride International, Inc.
7.875% due 08/15/2040	8,100	11,134
QVC, Inc.
5.950% due 03/15/2043	3,500	3,161
Reynolds American, Inc.
7.250% due 06/15/2037	1,700	2,031
Rio Tinto Finance USA PLC
4.750% due 03/22/2042	600	555
Roche Holdings, Inc.
7.000% due 03/01/2039	5,500	7,440
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	191
6.875% due 04/15/2040	7,500	6,488
7.500% due 07/15/2038	4,100	3,793
SES
3.600% due 04/04/2023	4,600	4,484
5.300% due 04/04/2043	3,800	3,714
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	4,938
Suncor Energy, Inc.
6.500% due 06/15/2038	800	926
6.850% due 06/01/2039	2,500	2,957
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	1,799
Target Corp.
7.000% due 01/15/2038	3,058	4,008
Teck Resources Ltd.
5.400% due 02/01/2043	5,000	4,397
6.000% due 08/15/2040	5,000	4,710
6.250% due 07/15/2041	2,110	2,007
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	7,837
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,656
7.625% due 04/01/2037	4,720	6,231
8.375% due 06/15/2032	3,600	4,837

Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,187
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,012
Time Warner Cable, Inc.
6.550% due 05/01/2037	7,300	7,339
6.750% due 06/15/2039	2,700	2,765
7.300% due 07/01/2038	1,225	1,336
Time Warner, Inc.
5.875% due 11/15/2016	100	114
6.100% due 07/15/2040	14,180	15,550
6.200% due 03/15/2040	7,800	8,623
6.250% due 03/29/2041	14,245	15,788
6.500% due 11/15/2036	8,662	9,836
7.700% due 05/01/2032	70	89
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,100	5,839
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	10,000	13,609
Transocean, Inc.
6.800% due 03/15/2038	14,100	15,059
U.S. Airways Pass-Through Trust
3.950% due 11/15/2025	6,600	6,353
4.625% due 12/03/2026	6,700	6,633
5.900% due 04/01/2026	3,993	4,192
Union Pacific Corp.
6.150% due 05/01/2037	400	478
UST LLC
5.750% due 03/01/2018	600	679
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,232
6.875% due 11/10/2039	4,300	4,366
8.250% due 01/17/2034	3,800	4,485
Viacom, Inc.
4.375% due 03/15/2043	1,064	907
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	4,200	4,456
5.625% due 04/15/2041	18,700	21,737
6.500% due 08/15/2037	22,676	28,777
Whirlpool Corp.
3.700% due 03/01/2023	1,500	1,440
Williams Cos., Inc.
8.750% due 03/15/2032	309	393
Williams Partners LP
6.300% due 04/15/2040	2,200	2,316
Yum! Brands, Inc.
6.875% due 11/15/2037	100	120

		1,156,553

UTILITIES 8.3%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,130
AGL Capital Corp.
5.875% due 03/15/2041	9,600	10,986
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	6,379
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	12,464
Appalachian Power Co.
6.700% due 08/15/2037	210	250
7.000% due 04/01/2038	500	616
AT&T, Inc.
4.300% due 12/15/2042	6,846	5,992
4.350% due 06/15/2045	1,156	1,011
5.350% due 09/01/2040	45,722	46,477
6.300% due 01/15/2038	13,750	15,351
6.500% due 09/01/2037	50	57
6.550% due 02/15/2039	9,700	11,186
BellSouth Corp.
6.550% due 06/15/2034	365	400
British Telecommunications PLC
9.625% due 12/15/2030	730	1,103
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,195
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,097
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,907
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	5,851
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	24,890
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,365

Duke Energy Florida, Inc.
3.850% due 11/15/2042	9,600	8,439
6.350% due 09/15/2037	200	244
6.400% due 06/15/2038	1,300	1,600
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	112
Duke Energy Progress, Inc.
6.300% due 04/01/2038	800	992
Electricite de France S.A.
5.500% due 01/26/2014	100	103
6.950% due 01/26/2039	6,070	7,488
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,755
Exelon Generation Co. LLC
6.250% due 10/01/2039	9,500	10,378
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	9,470
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	17,200	19,235
Florida Power & Light Co.
3.800% due 12/15/2042	1,300	1,171
5.625% due 04/01/2034	100	116
5.850% due 02/01/2033	60	72
5.950% due 02/01/2038	200	243
5.960% due 04/01/2039	5,000	6,102
France Telecom S.A.
8.500% due 03/01/2031	9,875	13,461
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	6,262
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	18,400	15,916
7.288% due 08/16/2037	2,900	3,117
8.146% due 04/11/2018	1,050	1,208
8.625% due 04/28/2034	3,040	3,618
9.250% due 04/23/2019	225	272
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	2,800	2,965
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	895
Kentucky Utilities Co.
5.125% due 11/01/2040	7,500	8,289
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,720
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,393
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	2,305	2,626
6.500% due 09/15/2037	5,300	6,320
NGPL PipeCo LLC
7.119% due 12/15/2017	200	195
7.768% due 12/15/2037	15,945	14,111
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,149
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,579
Ohio Power Co.
5.850% due 10/01/2035	100	113
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	36
6.600% due 03/01/2033	65	78
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,873
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,500	1,645
6.350% due 02/15/2038	13,200	15,994
PacifiCorp
5.750% due 04/01/2037	60	69
6.000% due 01/15/2039	2,040	2,447
6.100% due 08/01/2036	60	72
6.250% due 10/15/2037	105	128
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,634
Petroleos Mexicanos
6.500% due 06/02/2041	10,000	10,375
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,404
4.300% due 01/31/2043	14,650	12,859
6.650% due 01/15/2037	4,100	4,855
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,757
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,544
PSEG Power LLC
8.625% due 04/15/2031	600	828
Public Service Co. of Colorado
6.250% due 09/01/2037	235	297

Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	176
Puget Energy, Inc.
6.000% due 09/01/2021	10,500	11,297
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	918
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	965
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,420
5.500% due 03/25/2040	11,265	13,151
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,591
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,300
5.950% due 02/01/2038	7,710	9,355
6.000% due 01/15/2034	3,600	4,343
Telecom Italia Capital S.A.
7.721% due 06/04/2038	8,900	9,083
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	545
7.500% due 07/18/2016	1,100	1,225
Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,358
6.900% due 04/15/2038	16,100	19,874
7.350% due 04/01/2039	1,512	1,959
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	24
8.875% due 11/15/2038	6,550	10,393
Vodafone Group PLC
6.150% due 02/27/2037	10,410	11,542

		503,873

Total Corporate Bonds & Notes (Cost $2,381,041)		2,485,313

MUNICIPAL BONDS & NOTES 7.7%
CALIFORNIA 3.1%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,712
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	11,000	12,779
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	15,009
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	20,035	25,874
7.500% due 04/01/2034	200	259
7.550% due 04/01/2039	100	134
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,900	10,619
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	7,755
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,336
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	3,900	4,589
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	309
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	170
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	11,300	13,916
6.750% due 08/01/2049	17,000	21,238
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	2,798
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,600	10,274
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2035	3,020	3,118
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	200	251
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	100	108
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	160
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	11,194
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	586
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	991
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,100	1,268
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,421

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	620
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,760
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,660
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	9,134
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	3,905	4,319
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	13,709
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,181
6.548% due 05/15/2048	4,300	5,137

		191,388

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,552
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,223
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	2,550	2,917
Denver, Colorado Airport System City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,145

		6,837

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	2,100	2,147

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	5,125

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	697

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	134

MICHIGAN 0.2%
Detroit, Michigan Water Supply System Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	238
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	12,621

		12,859

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,585

NEW JERSEY 0.6%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	8,600	11,458
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,665	4,722
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	50,000	18,809
0.000% due 12/15/2040	20,760	4,426

		39,415

NEW YORK 1.1%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.005% due 06/15/2031	2,000	2,355
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.687% due 11/15/2040	10,000	12,060
6.814% due 11/15/2040	6,800	8,206
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	4,711
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	200	228
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	200	213

New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	10,650	11,949
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	400	430
5.882% due 06/15/2044	1,100	1,259
6.011% due 06/15/2042	11,220	13,045
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2043	5,500	5,761
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	700	779
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	300	329
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	7,753

		69,078

OHIO 0.5%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	16,480	20,964
American Municipal Power Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	5,649
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	324
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,400	1,321

		28,258

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	622
6.765% due 06/01/2040	2,900	3,040

		3,662

TEXAS 1.8%
Austin, Texas Electric Utility Revenue Bonds, Series 2012
5.000% due 11/15/2037	8,000	8,542
5.000% due 11/15/2040	1,300	1,352
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,474
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	15,955
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	6,900	7,857
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	14,600	15,254
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,431
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,419
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.089% due 02/15/2031	1,300	1,659
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.992% due 02/01/2027	1,000	1,246
10.090% due 10/01/2031	2,400	2,959
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,900	3,420
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	5,350	6,290
5.808% due 02/01/2041	4,800	5,527
6.308% due 02/01/2037	2,500	2,863
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,263
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	15,600	17,681
5.178% due 04/01/2030	3,200	3,584

		106,776

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,220	1,916

Total Municipal Bonds & Notes (Cost $429,573)		471,877

U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	124,562	98,998
0.253% due 07/25/2037	61	58
0.323% due 03/25/2036	18	17
0.393% due 10/27/2037	2,400	2,401
0.593% due 09/25/2032	90	90
0.793% due 05/25/2030	1,660	1,662

1.374% due 06/01/2043	301	306
1.908% due 10/01/2035	1,444	1,508
1.955% due 04/01/2035	743	786
2.008% due 06/01/2035	2,014	2,101
2.099% due 06/01/2035	1,301	1,371
2.256% due 12/01/2034	1,326	1,412
2.281% due 12/01/2033	59	63
2.492% due 11/01/2034	2,413	2,599
2.571% due 05/25/2035	1,638	1,682
2.638% due 09/01/2035	91	97
2.794% due 08/01/2035	158	168
3.314% due 09/25/2020	20,000	20,542
4.000% due 02/25/2019	72	77
5.000% due 08/25/2033	49	55
5.282% due 11/01/2035	71	75
5.500% due 04/25/2033 - 09/25/2035	3,468	4,003
5.625% due 04/17/2028 - 07/15/2037	47,925	59,347
5.900% due 07/25/2042	18	21
6.000% due 10/25/2021 - 04/18/2036	16,074	18,161
6.080% due 09/01/2028	1,800	2,319
6.210% due 08/06/2038	12,900	17,593
6.250% due 05/15/2029	5,400	7,045
6.593% due 05/25/2032	24	24
6.625% due 11/15/2030 (h)	10,860	14,792
8.100% due 08/12/2019	200	270
Federal Farm Credit Bank
5.125% due 07/09/2029	500	589
5.750% due 12/07/2028	20	25
Federal Home Loan Bank
6.640% due 12/13/2016	50	59
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	64,077
Freddie Mac
0.000% due 03/15/2031	22,400	10,926
0.343% due 07/15/2019 - 10/15/2020	550	550
0.423% due 02/15/2019	241	242
0.593% due 01/15/2033	13	13
0.693% due 09/15/2030	5	5
1.374% due 10/25/2044 - 02/25/2045	88	89
2.573% due 04/01/2035	194	205
2.624% due 06/01/2035	67	71
2.724% due 10/01/2035	133	142
4.000% due 06/15/2041	11,752	12,118
5.000% due 08/15/2020 - 12/01/2038	3,176	3,444
5.400% due 03/17/2021	500	557
5.500% due 02/15/2024	67	72
6.000% due 06/15/2035 - 10/01/2037	25,860	28,188
6.250% due 07/15/2032	1,500	1,996
6.500% due 10/25/2043	128	152
6.750% due 03/15/2031	10,100	13,888
8.250% due 06/01/2016	130	157
Ginnie Mae
1.750% due 05/20/2030	146	152
5.000% due 03/20/2040	9,971	11,290
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	45,126	33,027
5.500% due 09/18/2023 - 09/18/2033	124,636	151,458
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	358,302	218,013
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029	48,108	30,092
Small Business Administration
5.290% due 12/01/2027	984	1,084
5.510% due 11/01/2027	267	297
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	24,838
4.875% due 01/15/2048	4,050	4,311
5.375% due 04/01/2056	14,983	17,130
5.880% due 04/01/2036	21,400	26,651
6.235% due 07/15/2045	1,022	1,201
7.125% due 05/01/2030	45,000	62,162

Total U.S. Government Agencies (Cost $906,096)		978,914

U.S. TREASURY OBLIGATIONS 29.9%
U.S. Treasury Bonds
2.750% due 11/15/2042 (j)	191,500	165,378
2.875% due 05/15/2043	6,400	5,673
3.125% due 11/15/2041 (g)	142,100	133,430
3.125% due 02/15/2042 (g)(h)	337,600	316,606
4.250% due 11/15/2040 (j)	125,350	144,309
4.375% due 11/15/2039	11,400	13,384
4.375% due 05/15/2041	60,300	70,815
4.500% due 05/15/2038 (g)(j)	123,800	147,883
4.625% due 02/15/2040 (g)(h)(j)	51,200	62,460
4.750% due 02/15/2041	30,800	38,322

5.250% due 11/15/2028	66,500	84,533
5.375% due 02/15/2031	32,700	42,602
5.500% due 08/15/2028 (g)(j)	150,700	196,110
6.000% due 02/15/2026	15,000	20,135
6.125% due 11/15/2027	7,800	10,702
U.S. Treasury Inflation Protected Securities (c)
0.750% due 02/15/2042	21,920	19,300
1.250% due 07/15/2020	26,657	28,959
2.000% due 01/15/2026	6,912	7,982
U.S. Treasury Strips
0.000% due 08/15/2023	36,500	28,002
0.000% due 11/15/2032	52,000	26,345
0.000% due 05/15/2033	8,800	4,373
0.000% due 11/15/2033	18,800	9,151
0.000% due 05/15/2034	10,700	5,104
0.000% due 02/15/2036	29,600	13,408
0.000% due 05/15/2037	134,800	57,904
0.000% due 05/15/2039	13,100	5,182
0.000% due 11/15/2039	246,600	95,455
0.000% due 05/15/2040	19,850	7,538
0.000% due 08/15/2040	43,900	16,472
0.000% due 11/15/2040	110,700	41,169
0.000% due 02/15/2041	17,880	6,586
0.000% due 05/15/2042	1,300	450

Total U.S. Treasury Obligations (Cost $1,959,658)		1,825,722

MORTGAGE-BACKED SECURITIES 3.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,775
American Home Mortgage Assets Trust
1.094% due 11/25/2046	2,774	1,532
American Home Mortgage Investment Trust
2.416% due 02/25/2045	36	36
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049	523	522
5.857% due 06/10/2049	488	488
Banc of America Funding Corp.
2.639% due 05/25/2035	53	53
2.700% due 02/20/2036	1,944	1,922
5.630% due 01/20/2047 ^	117	89
Banc of America Large Loan Trust
2.493% due 11/15/2015	26,812	26,896
Banc of America Mortgage Trust
6.500% due 09/25/2033	3	3
Banc of America Re-REMIC Trust
5.823% due 02/24/2051	5,300	5,898
5.909% due 12/24/2049	8,800	9,789
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	725	747
7.226% due 10/11/2037	88	89
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035	700	692
2.470% due 10/25/2035	327	313
2.595% due 11/25/2034	109	107
2.600% due 03/25/2035	2,941	2,911
2.674% due 10/25/2035	950	952
2.734% due 11/25/2030	167	168
2.793% due 03/25/2035	282	280
2.799% due 05/25/2034	23	20
2.878% due 05/25/2047 ^	3,700	2,977
2.982% due 02/25/2034	44	43
Bear Stearns Alt-A Trust
2.845% due 11/25/2036	425	290
2.864% due 09/25/2035	11,423	9,408
2.911% due 11/25/2036	267	176
Chase Mortgage Finance Trust
2.676% due 03/25/2037	1,235	1,086
5.500% due 11/25/2035	5,000	4,961
Citigroup Mortgage Loan Trust, Inc.
0.263% due 01/25/2037	105	56
0.993% due 08/25/2035	537	385
2.270% due 09/25/2035	499	490
2.290% due 09/25/2035	365	356
2.550% due 10/25/2035	15,869	14,748
2.570% due 10/25/2035	232	224
Countrywide Alternative Loan Trust
0.383% due 09/25/2046	3,133	2,190
0.387% due 12/20/2046	1,924	1,281
0.402% due 03/20/2046	446	317
0.473% due 02/25/2037	207	143
5.500% due 03/25/2036	228	175
6.250% due 08/25/2037 ^	328	261
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035	204	168
0.513% due 03/25/2035	627	446

0.533% due 06/25/2035	154	139
2.459% due 02/20/2036	370	280
2.740% due 02/20/2035	131	123
2.783% due 02/20/2036	309	266
2.814% due 08/25/2034	313	287
2.873% due 04/20/2035	78	78
2.890% due 11/20/2034	54	50
2.915% due 11/25/2034	311	287
2.963% due 08/25/2034	106	92
5.250% due 05/25/2035	230	71
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 07/25/2033	85	84
2.500% due 08/25/2033	42	42
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	500	558
DBUBS Mortgage Trust
1.543% due 07/12/2044	8,942	9,130
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	12	12
Downey Savings & Loan Association Mortgage Loan Trust
0.452% due 08/19/2045	329	282
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035	94	90
2.678% due 12/25/2034	24	23
GE Capital Commercial Mortgage Corp.
4.596% due 11/10/2038	1,078	1,087
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,313
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,853
GSR Mortgage Loan Trust
2.664% due 09/25/2035	268	264
5.083% due 11/25/2035	57	55
Harborview Mortgage Loan Trust
0.372% due 07/19/2046	3,982	2,713
0.382% due 01/19/2038	1,160	939
0.432% due 03/19/2036	390	265
2.853% due 07/19/2035	491	457
IndyMac Mortgage Loan Trust
0.393% due 06/25/2047	1,443	1,086
2.566% due 12/25/2034	59	56
2.703% due 04/25/2037	286	205
5.012% due 04/25/2037 ^	646	463
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	12,229
5.429% due 12/12/2043	600	661
JPMorgan Mortgage Trust
3.005% due 07/25/2035	9,611	9,757
4.479% due 02/25/2035	28	28
LB-UBS Commercial Mortgage Trust
5.020% due 08/15/2029	1,140	1,169
5.866% due 09/15/2045	3,073	3,438
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046	1,297	944
2.625% due 11/21/2034	561	575
MASTR Alternative Loan Trust
5.500% due 01/25/2025	296	299
Mellon Residential Funding Corp.
0.633% due 12/15/2030	185	179
0.893% due 11/15/2031	156	153
Merrill Lynch Floating Trust
0.731% due 07/09/2021	1,868	1,863
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	733	637
0.443% due 11/25/2035	20	18
1.193% due 10/25/2035	38	37
1.664% due 10/25/2035	205	199
2.304% due 05/25/2033	49	46
2.560% due 02/25/2034	32	32
2.958% due 05/25/2033	21	21
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	3,700	4,203
Morgan Stanley Capital Trust
5.332% due 12/15/2043	495	547
Prime Mortgage Trust
0.593% due 02/25/2034	11	11
Residential Accredit Loans, Inc. Trust
0.403% due 04/25/2046	350	178
6.000% due 06/25/2036	158	123
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^	426	194
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 05/25/2037	497	352
1.563% due 01/25/2035	154	118
2.512% due 12/25/2034	558	536
2.609% due 08/25/2035	69	63

Structured Asset Mortgage Investments Trust
0.403% due 04/25/2036	1,995	1,432
0.413% due 05/25/2036	439	301
0.442% due 07/19/2035	151	138
0.473% due 02/25/2036	953	732
0.503% due 12/25/2035	15	12
0.852% due 10/19/2034	62	61
Structured Asset Securities Corp.
2.352% due 01/25/2032	32	28
2.566% due 12/25/2033	70	69
2.584% due 02/25/2032	29	29
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	1,408	1,397
5.478% due 07/15/2041	490	503
WaMu Mortgage Pass-Through Certificates
0.463% due 12/25/2045	182	170
0.483% due 10/25/2045	2,411	2,192
0.503% due 01/25/2045	122	112
0.869% due 02/25/2047	1,340	1,004
0.869% due 03/25/2047	811	614
0.899% due 01/25/2047	5	5
0.929% due 04/25/2047	2,879	2,499
1.169% due 08/25/2046	4,327	3,544
1.370% due 05/25/2041	39	37
1.568% due 08/25/2042	4	4
2.386% due 12/25/2036 ^	754	627
2.470% due 05/25/2046	80	69
2.470% due 09/25/2046	46	43
2.470% due 10/25/2046	13	12
2.470% due 11/25/2046	147	131
2.558% due 03/25/2034	500	494
4.853% due 02/25/2037 ^	1,207	997
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.139% due 05/25/2046	1,010	652
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	13,916
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	56	55
2.626% due 09/25/2034	263	266
2.641% due 03/25/2036	2,096	2,028

Total Mortgage-Backed Securities (Cost $184,000)		200,896

ASSET-BACKED SECURITIES 0.6%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,696	7,945
Amortizing Residential Collateral Trust
0.773% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034	16	16
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	215	217
Bear Stearns Asset-Backed Securities Trust
2.995% due 10/25/2036	67	64
3.049% due 07/25/2036	244	228
Centex Home Equity Loan Trust
4.680% due 06/25/2032	302	315
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045	26	19
Countrywide Asset-Backed Certificates
0.373% due 09/25/2036	269	268
0.673% due 12/25/2031	11	8
Credit-Based Asset Servicing and Securitization LLC
0.263% due 01/25/2037 ^	41	15
0.313% due 07/25/2037	42	21
Equity One ABS, Inc.
5.199% due 07/25/2034	925	948
First NLC Trust
0.263% due 08/25/2037	29	14
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036	2	1
GSAMP Trust
0.263% due 12/25/2036	10	5
HSBC Home Equity Loan Trust
0.462% due 01/20/2035	81	80
Lehman ABS Mortgage Loan Trust
0.283% due 06/25/2037	27	15
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	5	4
MASTR Asset-Backed Securities Trust
0.273% due 05/25/2037	2	2
MESA Trust
0.993% due 12/25/2031	65	59
New Century Home Equity Loan Trust
0.933% due 08/25/2034	17	15
4.884% due 08/25/2035	468	437

Residential Asset Securities Corp. Trust
5.010% due 04/25/2033		741	793
Securitized Asset-Backed Receivables LLC
0.323% due 05/25/2037 ^		84	44
SLM Student Loan Trust
0.776% due 10/25/2017		3,072	3,076
1.776% due 04/25/2023		19,913	20,495
Soundview Home Loan Trust
0.273% due 06/25/2037		22	19

Total Asset-Backed Securities (Cost $32,879)			35,124

SOVEREIGN ISSUES 3.8%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,935
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	14,214
6.500% due 06/10/2019		2,100	2,299
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,527
Canada Housing Trust
2.650% due 03/15/2022	CAD	19,700	18,571
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	9,744
7.375% due 09/18/2037		720	925
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,533
5.750% due 10/12/2110		10,400	9,542
5.950% due 03/19/2019		18,800	21,611
6.050% due 01/11/2040		7,425	8,130
6.750% due 09/27/2034		428	507
Province of Ontario
4.200% due 06/02/2020	CAD	16,100	16,622
4.700% due 06/02/2037		7,400	7,875
Province of Quebec
4.250% due 12/01/2043		6,700	6,654
5.750% due 12/01/2036		75,000	90,054
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	12,599

Total Sovereign Issues (Cost $233,014)			231,342

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc. (a)		3,712	166

Total Common Stocks (Cost $108)			166

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		7,300	8,716

Total Convertible Preferred Securities (Cost $6,263)			8,716

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.534% due 07/29/2013 (d)		46	325

Total Preferred Securities (Cost $465)			325

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.4%
CERTIFICATES OF DEPOSIT 0.1%
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		$7,000	6,966

REPURCHASE AGREEMENTS (f) 0.0%		1,072

U.S. TREASURY BILLS 0.1%
0.104% due 08/15/2013 - 05/29/2014 (b)(g)(j)	7,329	7,323

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 5.2%
PIMCO Short-Term Floating NAV Portfolio	31,757,727	317,768

Total Short-Term Instruments (Cost $333,141)		333,129

Total Investments 108.3% (Cost $6,500,153)		$6,605,564
Written Options (i) (0.4%) (Premiums $11,142)		(21,791)
Other Assets and Liabilities (Net) (7.9%)		(486,078)

Net Assets 100.0%		$6,097,695

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$1,072	Fannie Mae 2.200% due 10/17/2022	$(1,098)	$1,072	$1,072

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	05/16/2013	05/15/2015	$3,051	$(3,046)
BOM	0.130%	06/13/2013	07/09/2013	66,326	(66,331)
BSN	0.110%	06/11/2013	07/01/2013	65,681	(65,685)
	0.110%	06/12/2013	07/02/2013	140,909	(140,917)
	0.110%	06/14/2013	07/09/2013	1,849	(1,849)
RDR	0.120%	06/12/2013	07/05/2013	164,288	(164,298)

					$(442,126)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	06/18/2013	07/11/2013	$77,113	$(77,193)
FOB	0.120%	07/01/2013	07/22/2013	48,341	(48,443)
GSC	0.140%	06/04/2013	07/03/2013	80,907	(80,930)

					$(206,566)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $653,574 at a weighted average interest rate of 0.142%.
(3)	Payable for sale-buyback transactions includes $185 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2043	$12,000	$12,907	$(12,915)
Fannie Mae	6.000%	07/01/2043	5,000	5,440	(5,435)
Freddie Mac	5.500%	07/01/2043	1,000	1,073	(1,076)

				$19,420	$(19,426)

(g)	Securities with an aggregate market value of $649,113 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar June Futures	Long	06/2015	2,671	$(1,274)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	88	(205)

				$(1,479)

(h)	Securities with an aggregate market value of $1,142 and cash of $18 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	BRL	996		$443	JPM	$0	$(3)	$(3)
07/2013		995		449	MSC	3	0	3
07/2013		$449	BRL	995	JPM	0	(3)	(3)
07/2013		443		995	MSC	3	0	3
08/2013	BRL	3,815		$1,747	BOA	49	0	49
08/2013		10,441		4,590	DUB	0	(57)	(57)
08/2013		9,161		4,180	FBF	103	0	103
08/2013		2,260		997	HUS	0	(9)	(9)
08/2013		12,474		5,700	MSC	151	(2)	149
08/2013		9,594		4,210	UAG	0	(59)	(59)
08/2013		$61,358	BRL	124,667	UAG	0	(5,877)	(5,877)
09/2013	CAD	148,302		$145,557	DUB	4,826	0	4,826
09/2013	EUR	50,750		67,501	BRC	1,420	0	1,420
09/2013	GBP	6,829		10,610	BPS	228	0	228
09/2013		$4,499	CAD	4,592	JPM	0	(142)	(142)
09/2013		49,055	EUR	36,589	DUB	0	(1,413)	(1,413)
09/2013		823	MXN	10,161	JPM	0	(44)	(44)
04/2014	CNY	56,844		$8,933	HUS	0	(131)	(131)
04/2014		$9,247	CNY	56,843	RYL	0	(184)	(184)

						$6,783	$(7,924)	$(1,141)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$188,500	$500	$(3,024)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	86,000	60	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	86,000	232	(1,876)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	68,600	192	(1,101)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	115,200	288	(2,073)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013	523,100	2,651	(7,515)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	41,700	200	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	61,200	214	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	28,500	90	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	66,300	1,150	(1,150)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	121,700	536	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	239,800	4,150	(4,150)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	107,900	380	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	54,900	132	(836)

							$10,775	$(21,727)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$367	$(64)

OTC Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	BRC	MXN	211,800	$1,985	$152	$1,833
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		19,000	(91)	(51)	(40)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		9,000	(44)	(25)	(19)

							$1,850	$76	$1,774

(j)	Securities with an aggregate market value of $23,231 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$34,040	$0	$34,040
Corporate Bonds & Notes
Banking & Finance	0	819,919	4,968	824,887
Industrials	0	1,133,242	23,311	1,156,553
Utilities	0	503,873	0	503,873
Municipal Bonds & Notes
California	0	191,388	0	191,388
Colorado	0	6,837	0	6,837
Florida	0	2,147	0	2,147
Georgia	0	5,125	0	5,125
Illinois	0	697	0	697
Iowa	0	134	0	134
Michigan	0	12,859	0	12,859
Mississippi	0	3,585	0	3,585
New Jersey	0	39,415	0	39,415
New York	0	69,078	0	69,078
Ohio	0	28,258	0	28,258
Pennsylvania	0	3,662	0	3,662
Texas	0	106,776	0	106,776
West Virginia	0	1,916	0	1,916
U.S. Government Agencies	0	978,914	0	978,914
U.S. Treasury Obligations	0	1,825,722	0	1,825,722
Mortgage-Backed Securities	0	194,998	5,898	200,896
Asset-Backed Securities	0	27,179	7,945	35,124
Sovereign Issues	0	228,407	2,935	231,342
Common Stocks
Financials	166	0	0	166
Convertible Preferred Securities
Banking & Finance	8,716	0	0	8,716
Preferred Securities
Banking & Finance	0	0	325	325
Short-Term Instruments
Certificates of Deposit	0	6,966	0	6,966
Repurchase Agreements	0	1,072	0	1,072
U.S. Treasury Bills	0	7,323	0	7,323
Central Funds Used for Cash Management Purposes	317,768	0	0	317,768
	$326,650	$6,233,532	$45,382	$6,605,564

Short Sales, at value
U.S. Government Agencies	$0	$(19,426)	$0	$(19,426)

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	6,783	0	6,783
Interest Rate Contracts	0	1,833	0	1,833
	$0	$8,616	$0	$8,616

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	0	(7,924)	0	(7,924)
Interest Rate Contracts	(1,479)	(21,786)	(64)	(23,329)

	$(1,479)	$(29,710)	$(64)	$(31,253)

Totals	$325,171	$6,193,012	$45,318	$6,563,501

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$5,088	$0	$(115)	$8	$8	$(21)	$0	$0	$4,968	$(21)
Industrials	17,752	6,600	(46)	(5)	(1)	(989)	0	0	23,311	(985)
Mortgage-Backed Securities	6,016	0	0	(1)	0	(117)	0	0	5,898	(117)
Asset-Backed Securities	7,855	0	0	7	0	83	0	0	7,945	83
Sovereign Issues	2,568	0	0	35	0	332	0	0	2,935	332
Preferred Securities
Banking & Finance	334	0	0	0	0	(9)	0	0	325	(9)

	$39,613	$6,600	$(161)	$44	$7	$(721)	$0	$0	$45,382	$(717)

Financial Derivative Instruments – Liabilities
Interest Rate Contracts	$(73)	$0	$0	$0	$0	$9	$0	$0	$(64)	$9

Totals	$39,540	$6,600	$(161)	$44	$7	$(712)	$0	$0	$45,318	$(708)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,968	Benchmark Pricing	Base Price	92.71
Industrials	23,311	Third Party Vendor	Broker Quote	96.25-113.38
Mortgage-Backed Securities	5,898	Benchmark Pricing	Base Price	111.50
Asset-Backed Securities	7,945	Benchmark Pricing	Base Price	103.50
Sovereign Issues	2,935	Benchmark Pricing	Base Price	63.00
Preferred Securities
Banking & Finance	325	Benchmark Pricing	Base Price	$ 7,183.47

Financial Derivative Instruments – Liabilities
Interest Rate Contracts	(64)	Indicative Market Quotations	Broker Quote	0.16

Total	$45,318

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.9%
Alliance Boots Holdings Ltd.
3.986% due 07/09/2015	GBP	20,900	$31,289
Arch Coal, Inc.
5.750% due 05/16/2018		$796	794
CSC Holdings LLC
2.695% due 04/17/2020		4,400	4,362
Dell, Inc.
5.000% - 6.250% due 11/06/2013		7,887	7,866
EP Energy LLC
3.500% due 05/24/2018		6,500	6,473
FMG America Finance, Inc.
5.250% due 10/18/2017		9,429	9,390
H.J. Heinz Co.
3.500% due 06/05/2020		33,000	33,039
Hertz Corp.
3.750% due 03/11/2018		1,990	1,998
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		4,000	3,992
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		2,978	2,989
RPI Finance Trust
3.500% due 05/09/2018		2,460	2,466
Springleaf Financial Funding Co.
5.500% due 05/10/2017		6,241	6,257
Station Casinos, Inc.
5.000% due 03/01/2020		2,195	2,199
Vodafone Americas Finance, Inc.
6.250% due 07/11/2016		5,156	5,246
6.875% due 08/11/2015		14,619	15,058

Total Bank Loan Obligations (Cost $133,919)			133,418

CORPORATE BONDS & NOTES 65.3%
BANKING & FINANCE 20.9%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		800	824
Allstate Corp.
6.500% due 05/15/2067		1,000	1,085
American International Group, Inc.
5.850% due 01/16/2018		5,380	6,059
6.250% due 05/01/2036		3,680	4,280
8.175% due 05/15/2068		3,000	3,675
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	6,880
Aviation Loan Trust
2.383% due 12/15/2022		2,730	2,529
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		5,000	5,097
5.750% due 01/18/2017		500	531
Banco Continental SAECA
8.875% due 10/15/2017		1,000	1,074
Banco de Credito e Inversiones
4.000% due 02/11/2023		1,000	945
Banco do Brasil S.A.
3.875% due 10/10/2022		8,200	7,206
4.500% due 01/20/2016	EUR	3,000	3,998
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$27,000	27,540
Banco Santander Chile
3.875% due 09/20/2022		16,000	14,907
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,884
Bank of America Corp.
5.000% due 05/13/2021		1,200	1,281
5.875% due 02/07/2042		300	337
Bank of Montreal
2.550% due 11/06/2022		1,100	1,022
Bank One Capital
8.750% due 09/01/2030		275	369
Banque PSA Finance S.A.
3.500% due 01/17/2014	EUR	3,000	3,917
3.875% due 01/14/2015		7,000	9,181
4.250% due 02/25/2016		5,400	7,111
Barclays Bank PLC
10.179% due 06/12/2021		$6,940	8,839
14.000% due 06/15/2019 (b)	GBP	3,350	6,674

Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	1,605
BBVA Banco Continental S.A.
5.000% due 08/26/2022		7,800	7,624
BBVA Bancomer S.A.
4.500% due 03/10/2016		5,000	5,213
6.500% due 03/10/2021		10,250	10,814
Bear Stearns Cos. LLC
7.250% due 02/01/2018		4,725	5,630
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	4,041
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		300	287
BNP Paribas S.A.
7.195% due 06/25/2037 (b)		3,000	2,918
7.195% due 12/31/2049		400	389
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		2,400	2,424
Cantor Fitzgerald LP
7.875% due 10/15/2019		3,330	3,448
Citigroup, Inc.
0.866% due 05/31/2017	EUR	2,500	3,041
5.950% due 01/30/2023 (b)		$6,600	6,576
6.125% due 08/25/2036		800	786
6.875% due 03/05/2038		630	767
8.125% due 07/15/2039		20,150	26,721
8.500% due 05/22/2019		400	504
Credit Agricole S.A.
8.125% due 10/26/2019 (b)	GBP	200	310
8.375% due 10/13/2019 (b)		$4,100	4,361
E*TRADE Financial Corp.
6.375% due 11/15/2019		2,000	2,040
Eksportfinans ASA
2.000% due 09/15/2015		500	483
2.375% due 05/25/2016		3,500	3,369
5.500% due 06/26/2017		3,000	3,120
Export-Import Bank of Korea
4.000% due 01/11/2017		2,800	2,943
Fidelity National Financial, Inc.
5.500% due 09/01/2022		8,925	9,471
Ford Motor Credit Co. LLC
3.875% due 01/15/2015		14,000	14,434
4.250% due 02/03/2017		6,000	6,272
6.625% due 08/15/2017		7,700	8,720
7.000% due 04/15/2015		4,700	5,107
8.000% due 12/15/2016		10,600	12,439
8.125% due 01/15/2020		500	604
8.700% due 10/01/2014		400	436
General Electric Capital Corp.
6.875% due 01/10/2039		1,200	1,485
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,500	4,435
Goldman Sachs Group, Inc.
3.625% due 01/22/2023		2,730	2,616
5.250% due 07/27/2021		4,400	4,713
5.750% due 01/24/2022		7,700	8,503
5.950% due 01/18/2018		15,200	17,018
6.125% due 02/15/2033		1,900	2,086
6.250% due 02/01/2041		1,700	1,931
6.450% due 05/01/2036		1,000	1,010
6.750% due 10/01/2037		51,550	53,010
7.500% due 02/15/2019		5,500	6,537
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		4,200	4,706
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,345
HBOS Capital Funding LP
6.461% due 11/30/2018 (b)	GBP	2,615	3,649
HBOS PLC
6.000% due 11/01/2033		$400	371
Health Care REIT, Inc.
5.125% due 03/15/2043		2,300	2,125
6.500% due 03/15/2041		5,000	5,572
HSBC Bank USA N.A.
7.000% due 01/15/2039		6,750	8,062
HSBC Capital Funding LP
10.176% due 06/30/2030 (b)		4,000	5,690
HSBC Finance Corp.
6.676% due 01/15/2021		16,000	17,707
HSBC Holdings PLC
4.875% due 01/14/2022		2,500	2,702
5.100% due 04/05/2021		300	330
6.100% due 01/14/2042		1,100	1,286
6.500% due 09/15/2037		4,800	5,358
6.800% due 06/01/2038		12,800	14,783
7.350% due 11/27/2032		1,550	1,852

7.625% due 05/17/2032		1,300	1,573
HSBC USA, Inc.
5.000% due 09/27/2020		7,000	7,341
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,434
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		10,500	9,831
5.500% due 08/06/2022		5,100	4,896
5.650% due 03/19/2022		2,100	2,042
5.750% due 01/22/2021		5,000	5,000
6.200% due 12/21/2021		1,100	1,119
Jefferies Finance LLC
7.375% due 04/01/2020		5,100	4,973
JPMorgan Chase & Co.
4.350% due 08/15/2021		2,800	2,920
4.400% due 07/22/2020		5,000	5,234
4.500% due 01/24/2022		9,400	9,855
4.625% due 05/10/2021		7,300	7,725
6.400% due 05/15/2038		3,000	3,534
7.900% due 04/30/2018 (b)		10,400	11,764
Korea Development Bank
3.000% due 09/14/2022		5,800	5,315
3.500% due 08/22/2017		2,200	2,250
LBG Capital PLC
6.385% due 05/12/2020	EUR	1,900	2,450
7.588% due 05/12/2020	GBP	10,000	15,348
7.625% due 12/09/2019		2,000	3,081
7.869% due 08/25/2020		3,474	5,389
15.000% due 12/21/2019		7,750	16,432
15.000% due 12/21/2019	EUR	4,400	8,027
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (b)		$2,800	3,764
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	8,829
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		17,500	20,155
6.875% due 11/15/2018		4,846	5,648
7.750% due 05/14/2038		7,700	8,841
MetLife Capital Trust
9.250% due 04/08/2068		2,800	3,710
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		600	591
Morgan Stanley
6.375% due 07/24/2042		10,400	11,655
6.625% due 04/01/2018		11,350	12,874
7.250% due 04/01/2032		2,650	3,186
7.300% due 05/13/2019		2,200	2,558
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	12,260
Nationstar Mortgage LLC
6.500% due 07/01/2021		6,250	6,031
7.875% due 10/01/2020		2,000	2,130
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,425
Nile Finance Ltd.
5.250% due 08/05/2015		100	90
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,749
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		2,000	2,262
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	538
Pacific Life Insurance Co.
9.250% due 06/15/2039		20,725	27,647
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,304
Petrobras Global Finance BV
4.250% due 10/02/2023	EUR	1,000	1,300
5.625% due 05/20/2043		$20,000	17,475
Piper Jaffray Cos.
4.774% due 11/30/2015		4,300	4,309
Provident Funding Associates LP
10.250% due 04/15/2017		600	676
Prudential Financial, Inc.
5.875% due 09/15/2042		4,500	4,523
QBE Capital Funding Ltd.
7.250% due 05/24/2041		4,000	4,230
Rabobank Group
5.250% due 05/24/2041		9,300	9,598
6.875% due 03/19/2020	EUR	2,000	2,812
11.000% due 06/30/2019 (b)		$4,925	6,356
RCI Banque S.A.
3.500% due 04/03/2018		3,250	3,236
Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,813

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.000% due 06/03/2021		3,100	3,100
6.299% due 05/15/2017		2,500	2,666
Santander Issuances S.A.U.
4.750% due 05/29/2019	EUR	8,300	9,399
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,410	1,481
5.499% due 07/07/2015		2,225	2,363
5.717% due 06/16/2021		5,900	6,029
6.125% due 02/07/2022		1,100	1,151
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,228
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	4,828
SLM Corp.
0.576% due 01/27/2014		5,000	4,957
5.000% due 10/01/2013		500	503
5.375% due 05/15/2014		400	409
5.625% due 08/01/2033		9,100	7,599
7.250% due 01/25/2022		450	475
8.000% due 03/25/2020		9,950	10,808
8.450% due 06/15/2018		24,252	27,041
State Bank of India
3.250% due 04/18/2018		6,950	6,543
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		3,895	4,777
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	96	163
Wachovia Corp.
0.616% due 10/28/2015		$5,000	4,945
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,955
Weyerhaeuser Co.
6.875% due 12/15/2033		7,731	8,865
6.950% due 10/01/2027		6,185	7,088
7.375% due 10/01/2019		8,400	9,929
7.375% due 03/15/2032		22,889	27,574
7.950% due 03/15/2025		200	248
8.500% due 01/15/2025		3,955	5,161

			972,417

INDUSTRIALS 33.8%
AbbVie, Inc.
4.400% due 11/06/2042		7,000	6,535
Actavis, Inc.
4.625% due 10/01/2042		6,500	5,829
ADT Corp.
3.500% due 07/15/2022		2,250	2,072
4.125% due 06/15/2023		2,000	1,886
4.875% due 07/15/2042		1,400	1,194
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		1,800	1,814
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,500	1,496
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	2,986
8.125% due 09/15/2030		1,850	2,348
Alcoa, Inc.
5.900% due 02/01/2027		4,370	4,094
ALROSA Finance S.A.
7.750% due 11/03/2020		6,050	6,504
Altria Group, Inc.
4.250% due 08/09/2042		2,500	2,144
9.950% due 11/10/2038		11,800	17,530
10.200% due 02/06/2039		14,188	21,434
American Airlines Pass-Through Trust
5.250% due 07/31/2022		3,607	3,832
7.000% due 07/31/2019		1,370	1,442
8.625% due 04/15/2023		3,549	3,771
10.375% due 01/02/2021		8,746	9,271
American Airlines, Inc.
7.500% due 03/15/2016 ^		4,200	4,904
American Tower Corp.
5.050% due 09/01/2020		2,300	2,420
Amgen, Inc.
4.950% due 10/01/2041		2,500	2,435
5.150% due 11/15/2041		27,967	27,986
5.375% due 05/15/2043		1,200	1,247
5.650% due 06/15/2042		3,000	3,216
5.750% due 03/15/2040		5,000	5,390
6.400% due 02/01/2039		15,690	18,152
Anadarko Holding Co.
7.150% due 05/15/2028		1,722	1,975
Anadarko Petroleum Corp.
6.200% due 03/15/2040		15,810	17,817

6.450% due 09/15/2036	7,900	9,192
7.000% due 11/15/2027	600	621
7.950% due 06/15/2039	7,931	10,525
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	3,200	2,833
5.375% due 04/15/2020	4,000	3,743
Arch Coal, Inc.
7.000% due 06/15/2019	5,050	4,229
7.250% due 10/01/2020	6,700	5,561
7.250% due 06/15/2021	6,288	5,219
9.875% due 06/15/2019	1,400	1,337
Asciano Finance Ltd.
6.000% due 04/07/2023	5,000	5,350
Ashland, Inc.
6.875% due 05/15/2043	14,600	14,965
Aviation Capital Group Corp.
7.125% due 10/15/2020	5,500	6,004
Barrick Gold Corp.
5.250% due 04/01/2042	12,200	9,405
5.800% due 11/15/2034	100	81
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	1,630
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	1,500	1,279
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,665
7.000% due 11/15/2035	4,030	4,782
7.375% due 01/15/2040	11,900	15,084
Braskem Finance Ltd.
5.750% due 04/15/2021	600	588
7.375% due 10/04/2015 (b)	4,400	4,356
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	21,250	19,543
Cameron International Corp.
7.000% due 07/15/2038	6,703	8,129
Canadian Oil Sands Ltd.
6.000% due 04/01/2042	13,200	13,651
CC Holdings GS LLC
3.849% due 04/15/2023	9,000	8,499
Cemex Espana Luxembourg
9.875% due 04/30/2019	4,283	4,647
Cemex Finance LLC
9.500% due 12/14/2016	5,000	5,313
Cemex S.A.B. de C.V.
5.875% due 03/25/2019	2,000	1,945
9.500% due 06/15/2018	2,000	2,170
CF Industries, Inc.
4.950% due 06/01/2043	10,000	9,542
6.875% due 05/01/2018	9,500	11,177
China Resources Gas Group Ltd.
4.500% due 04/05/2022	2,500	2,453
Cliffs Natural Resources, Inc.
3.950% due 01/15/2018	1,025	980
6.250% due 10/01/2040	13,603	11,293
CNOOC Finance Ltd.
3.875% due 05/02/2022	2,100	2,030
4.250% due 05/09/2043	10,100	8,512
Comcast Corp.
4.250% due 01/15/2033	15,000	14,412
4.500% due 01/15/2043	7,100	6,814
4.650% due 07/15/2042	5,311	5,118
6.400% due 05/15/2038	3,000	3,596
6.400% due 03/01/2040	11,250	13,508
6.450% due 03/15/2037	5,000	6,004
6.550% due 07/01/2039	8,100	9,801
6.950% due 08/15/2037	3,400	4,298
7.050% due 03/15/2033	10,725	13,436
CONSOL Energy, Inc.
6.375% due 03/01/2021	350	350
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,790	2,783
4.150% due 10/11/2025	3,550	3,488
7.250% due 05/10/2021	1,745	2,042
Continental Resources, Inc.
4.500% due 04/15/2023	9,500	9,251
COX Communications, Inc.
4.700% due 12/15/2042	13,400	11,943
8.375% due 03/01/2039	5,500	7,484
CSX Corp.
5.500% due 04/15/2041	1,700	1,823
CVS Caremark Corp.
6.125% due 09/15/2039	1,200	1,409
CVS Pass-Through Trust
5.789% due 01/10/2026	4,261	4,830
5.880% due 01/10/2028	1,746	1,955
5.926% due 01/10/2034	6,045	6,770

6.943% due 01/10/2030	6,987	8,238
7.507% due 01/10/2032	15,758	19,446
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	4,071	4,733
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	15,675	21,816
9.250% due 06/01/2032	6,160	9,233
Devon Energy Corp.
4.750% due 05/15/2042	4,000	3,752
5.600% due 07/15/2041	2,450	2,550
Devon Financing Corp. LLC
7.875% due 09/30/2031	5,000	6,497
DISH DBS Corp.
4.250% due 04/01/2018	7,000	6,895
5.000% due 03/15/2023	9,500	9,191
5.875% due 07/15/2022	1,500	1,530
Dow Chemical Co.
9.400% due 05/15/2039	7,000	10,285
El Paso LLC
6.950% due 06/01/2028	3,795	3,602
7.420% due 02/15/2037	2,980	2,927
7.800% due 08/01/2031	11,000	11,681
8.050% due 10/15/2030	3,825	4,091
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	5,400	7,178
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042	2,950	2,631
7.500% due 11/15/2040	5,000	6,281
Encana Corp.
5.150% due 11/15/2041	5,580	5,312
6.500% due 02/01/2038	9,250	10,320
6.625% due 08/15/2037	4,000	4,490
Energy Transfer Partners LP
7.500% due 07/01/2038	13,234	15,528
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	4,000	4,228
Enterprise Products Operating LLC
4.450% due 02/15/2043	17,897	15,966
4.850% due 03/15/2044	39,179	37,345
5.700% due 02/15/2042	8,210	8,735
6.125% due 10/15/2039	700	782
6.875% due 03/01/2033	500	597
7.034% due 01/15/2068	2,550	2,865
7.550% due 04/15/2038	4,014	5,129
8.375% due 08/01/2066	1,600	1,785
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	2,000	1,809
Ford Motor Co.
4.750% due 01/15/2043	2,000	1,771
7.400% due 11/01/2046	2,710	3,210
Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	2,578
Georgia-Pacific LLC
7.250% due 06/01/2028	10,460	13,089
7.750% due 11/15/2029	2,180	2,820
8.875% due 05/15/2031	9,820	13,763
Gerdau Trade, Inc.
5.750% due 01/30/2021	8,800	8,712
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	5,000	4,229
Graphic Packaging International, Inc.
4.750% due 04/15/2021	1,100	1,070
Harvest Operations Corp.
6.875% due 10/01/2017	5,680	6,347
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	10,000	9,587
HCA, Inc.
8.500% due 04/15/2019	500	538
HD Supply, Inc.
8.125% due 04/15/2019	9,348	10,283
Hess Corp.
5.600% due 02/15/2041	13,486	13,900
6.000% due 01/15/2040	1,500	1,603
Hiland Partners LP
7.250% due 10/01/2020	6,010	6,220
HJ Heinz Finance Co.
7.125% due 08/01/2039	223	237
Intel Corp.
4.800% due 10/01/2041	9,900	9,892
International Paper Co.
8.700% due 06/15/2038	1,500	2,044
KazMunayGas National Co. JSC
5.750% due 04/30/2043	4,900	4,355
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	1,800	1,706
5.000% due 03/01/2043	12,500	11,843

5.800% due 03/15/2035		1,000	1,037
6.500% due 02/01/2037		200	225
6.500% due 09/01/2039		8,100	9,100
6.550% due 09/15/2040		3,800	4,321
6.950% due 01/15/2038		14,250	16,917
7.300% due 08/15/2033		25	30
7.400% due 03/15/2031		100	119
Kraft Foods Group, Inc.
5.000% due 06/04/2042		17,700	18,013
6.500% due 02/09/2040		2,500	2,996
6.875% due 01/26/2039		2,947	3,590
Lynx Corp.
5.375% due 04/15/2021		14,300	14,443
6.000% due 04/15/2021	GBP	3,450	5,229
LyondellBasell Industries NV
5.750% due 04/15/2024		$1,500	1,652
Magellan Midstream Partners LP
6.400% due 05/01/2037		900	1,046
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,200	8,481
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		13,000	11,960
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		3,800	3,924
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		8,150	8,231
Mongolian Mining Corp.
8.875% due 03/29/2017		8,510	7,276
Nakilat, Inc.
6.067% due 12/31/2033		400	452
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (b)		11,000	11,017
NBCUniversal Media LLC
4.450% due 01/15/2043		7,500	7,037
5.950% due 04/01/2041		3,600	4,131
New Gold, Inc.
6.250% due 11/15/2022		12,180	11,723
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		9,900	7,822
Newmont Mining Corp.
4.875% due 03/15/2042		2,000	1,549
News America, Inc.
6.150% due 02/15/2041		5,100	5,689
6.650% due 11/15/2037		4,250	4,911
6.900% due 08/15/2039		2,500	2,953
Noble Holding International Ltd.
6.050% due 03/01/2041		5,900	5,991
NVR, Inc.
3.950% due 09/15/2022		2,500	2,434
OGX Austria GmbH
8.375% due 04/01/2022		12,900	3,870
8.500% due 06/01/2018		7,200	2,341
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018		1,000	935
ONEOK Partners LP
6.125% due 02/01/2041		7,900	8,190
6.650% due 10/01/2036		18,935	21,116
6.850% due 10/15/2037		4,298	4,891
Owens Corning
4.200% due 12/15/2022		1,400	1,358
Pacific Drilling Ltd.
7.250% due 12/01/2017		400	418
Petrobras International Finance Co.
5.375% due 01/27/2021		1,900	1,918
5.875% due 03/01/2018		3,500	3,783
6.750% due 01/27/2041		1,200	1,206
PHH Corp.
9.250% due 03/01/2016		1,000	1,118
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,216
6.375% due 05/16/2038		600	716
Pioneer Natural Resources Co.
6.875% due 05/01/2018		3,000	3,544
7.200% due 01/15/2028		6,000	7,302
7.500% due 01/15/2020		4,800	5,900
Pride International, Inc.
6.875% due 08/15/2020		4,200	4,990
7.875% due 08/15/2040		9,600	13,195
Repsol International Finance BV
4.250% due 02/12/2016	EUR	1,000	1,385
Reynolds American, Inc.
7.250% due 06/15/2037		$5,000	5,972
Rock Tenn Co.
4.000% due 03/01/2023		2,000	1,930
4.900% due 03/01/2022		2,000	2,064

Rockies Express Pipeline LLC
5.625% due 04/15/2020	6,350	5,524
6.000% due 01/15/2019	9,015	8,091
6.850% due 07/15/2018	1,100	1,051
6.875% due 04/15/2040	12,340	10,674
7.500% due 07/15/2038	6,100	5,642
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	5,250	5,578
SABMiller Holdings, Inc.
4.950% due 01/15/2042	5,600	5,596
SandRidge Energy, Inc.
8.125% due 10/15/2022	5,600	5,572
Southern Copper Corp.
5.250% due 11/08/2042	1,800	1,487
Southern Natural Gas Co. LLC
7.350% due 02/15/2031	1,400	1,755
Southwestern Energy Co.
4.100% due 03/15/2022	3,420	3,410
Studio City Finance Ltd.
8.500% due 12/01/2020	6,400	6,880
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	8,350	7,509
6.100% due 02/15/2042	3,460	3,631
Teck Resources Ltd.
5.400% due 02/01/2043	21,370	18,791
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	11,345	11,711
3.992% due 02/16/2016	1,610	1,664
4.949% due 01/15/2015	1,100	1,150
6.421% due 06/20/2016	5,000	5,502
7.045% due 06/20/2036	6,400	7,064
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032	1,275	1,713
Tesoro Logistics LP
5.875% due 10/01/2020	19,091	18,900
Texas Eastern Transmission LP
7.000% due 07/15/2032	1,000	1,235
Time Warner Cable, Inc.
4.500% due 09/15/2042	7,900	6,155
6.750% due 06/15/2039	4,000	4,097
Time Warner, Inc.
4.900% due 06/15/2042	3,700	3,537
6.200% due 03/15/2040	5,275	5,832
6.250% due 03/29/2041	15,800	17,511
6.500% due 11/15/2036	500	568
7.700% due 05/01/2032	1,890	2,411
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	2,900	3,947
Transocean, Inc.
6.500% due 11/15/2020	2,900	3,268
6.800% due 03/15/2038	11,272	12,038
7.500% due 04/15/2031	1,100	1,227
U.S. Airways Pass-Through Trust
3.950% due 11/15/2025	1,500	1,444
4.625% due 12/03/2026	9,000	8,910
6.750% due 12/03/2022	2,500	2,600
7.125% due 04/22/2025	1,002	1,132
8.000% due 04/01/2021	999	1,084
UAL Pass-Through Trust
10.400% due 05/01/2018	5,643	6,489
United Airlines, Inc.
6.750% due 09/15/2015	7,800	8,053
UnitedHealth Group, Inc.
3.950% due 10/15/2042	5,250	4,541
4.250% due 03/15/2043	5,750	5,273
4.625% due 11/15/2041	10,000	9,647
Unitymedia Hessen GmbH & Co. KG
5.500% due 01/15/2023	850	808
UPCB Finance Ltd.
7.250% due 11/15/2021	2,250	2,391
USG Corp.
6.300% due 11/15/2016	379	388
7.875% due 03/30/2020	5,800	6,351
9.750% due 01/15/2018	1,325	1,511
Vale Overseas Ltd.
6.875% due 11/21/2036	3,900	3,971
Vale S.A.
5.625% due 09/11/2042	20,400	17,916
Verisk Analytics, Inc.
4.125% due 09/12/2022	850	846
Walter Energy, Inc.
8.500% due 04/15/2021	10,150	8,171
9.875% due 12/15/2020	16,200	14,175
WellPoint, Inc.
4.625% due 05/15/2042	8,000	7,457
4.650% due 01/15/2043	14,992	14,044

Western Gas Partners LP
4.000% due 07/01/2022	4,000	3,888
Whirlpool Corp.
4.700% due 06/01/2022	5,895	6,165
5.150% due 03/01/2043	19,000	18,071
Williams Cos., Inc.
7.875% due 09/01/2021	458	553
8.750% due 03/15/2032	2,416	3,075
Wynn Las Vegas LLC
5.375% due 03/15/2022	8,200	8,323
Yellowstone Energy LP
5.750% due 12/31/2026	1,900	1,817

		1,576,889

UTILITIES 10.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	5,500	5,652
8.700% due 08/07/2018	5,950	7,028
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	15,277	16,557
Appalachian Power Co.
6.375% due 04/01/2036	7,850	9,182
6.700% due 08/15/2037	2,300	2,737
AT&T, Inc.
4.300% due 12/15/2042	11,713	10,252
4.350% due 06/15/2045	15,174	13,270
6.500% due 09/01/2037	500	570
6.550% due 02/15/2039	36,783	42,416
BellSouth Corp.
6.875% due 10/15/2031	2,390	2,719
British Telecommunications PLC
9.625% due 12/15/2030	1,300	1,963
Bruce Mansfield Unit
6.850% due 06/01/2034	3,759	4,092
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	850	893
Cleco Power LLC
6.000% due 12/01/2040	6,100	6,616
Dominion Resources, Inc.
4.050% due 09/15/2042	10,000	8,821
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	3,950	3,960
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	22,200	22,644
10.000% due 12/01/2020	7,550	8,286
Exelon Generation Co. LLC
5.600% due 06/15/2042	6,058	6,114
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,225	15,908
France Telecom S.A.
8.500% due 03/01/2031	600	818
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	2,000	1,842
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	8,300	8,819
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	400	424
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	282
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,083
MarkWest Energy Partners LP
4.500% due 07/15/2023	9,600	8,832
6.250% due 06/15/2022	5,995	6,205
MetroPCS Wireless, Inc.
6.625% due 04/01/2023	11,500	11,744
Narragansett Electric Co.
4.170% due 12/10/2042	5,050	4,584
NGPL PipeCo LLC
7.119% due 12/15/2017	11,040	10,764
7.768% due 12/15/2037	35,980	31,842
9.625% due 06/01/2019	13,071	13,594
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	5,300	4,769
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	842
6.604% due 02/03/2021	8,400	9,072
NRG Energy, Inc.
8.250% due 09/01/2020	2,100	2,273
Ohio Edison Co.
6.875% due 07/15/2036	1,900	2,314
8.250% due 10/15/2038	2,950	4,342
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,800	1,974

Perusahaan Listrik Negara PT
5.250% due 10/24/2042		3,900	3,257
Plains All American Pipeline LP
4.300% due 01/31/2043		2,550	2,238
5.150% due 06/01/2042		15,200	15,211
PSEG Power LLC
8.625% due 04/15/2031		1,500	2,071
Public Service Co. of Oklahoma
6.625% due 11/15/2037		360	442
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		5,700	6,691
6.750% due 09/30/2019		2,500	2,938
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		27,800	25,367
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,271
Sprint Nextel Corp.
6.000% due 11/15/2022		7,500	7,388
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043		9,500	8,590
Talent Yield Investments Ltd.
4.500% due 04/25/2022		645	631
Targa Resources Partners LP
5.250% due 05/01/2023		12,087	11,634
6.375% due 08/01/2022		3,375	3,552
6.875% due 02/01/2021		7,450	7,953
Telecom Italia Capital S.A.
5.250% due 11/15/2013		1,000	1,013
7.200% due 07/18/2036		5,000	4,953
7.721% due 06/04/2038		2,501	2,553
Telecom Italia SpA
7.375% due 12/15/2017	GBP	1,500	2,511
TNK-BP Finance S.A.
7.250% due 02/02/2020		$10,700	12,024
7.500% due 07/18/2016		2,500	2,784
7.875% due 03/13/2018		14,150	16,166
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	30,000	303
1.470% due 10/28/2013		20,000	202
1.500% due 05/30/2014		68,000	686
1.850% due 07/28/2014		68,000	689
4.500% due 03/24/2014	EUR	3,600	4,735
4.750% due 02/28/2014	JPY	30,000	309
Verizon Communications, Inc.
3.850% due 11/01/2042		$16,675	13,908
6.000% due 04/01/2041		2,400	2,705
VimpelCom Holdings BV
5.950% due 02/13/2023		8,000	7,520

			493,394

Total Corporate Bonds & Notes (Cost $3,109,660)			3,042,700

MUNICIPAL BONDS & NOTES 5.9%
CALIFORNIA 2.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		6,600	7,668
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		8,900	11,346
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,558
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		13,600	17,563
7.350% due 11/01/2039		1,700	2,208
7.500% due 04/01/2034		165	214
7.550% due 04/01/2039		7,595	10,178
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		5,000	6,776
7.950% due 03/01/2036		9,300	11,046
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		2,600	2,925
7.804% due 03/01/2035		2,600	2,965
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	765
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040		5,000	5,883
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		6,400	7,996
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	5,973
7.618% due 08/01/2040		4,500	5,530
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039		1,100	1,210
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		6,200	7,608

Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	1,961
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	3,000	3,358
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,861
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	338
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,829
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	6,034
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,767
4.250% due 09/01/2028	2,450	2,394
5.000% due 09/01/2031	325	336
5.000% due 09/01/2034	1,000	1,029

		134,319

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,553

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,229

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	984
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,325

		3,309

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,661

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,400	3,092
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	1,001
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2033	10,000	3,323

		7,416

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,800	3,260
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,200	4,811
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	14,433
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,000	2,207
5.882% due 06/15/2044	3,000	3,433
6.011% due 06/15/2042	6,300	7,325
6.124% due 06/15/2042	700	787
6.491% due 06/15/2042	400	458
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2044	5,100	5,321

		42,035

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,603

OHIO 0.4%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	2,693
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	6,922
7.834% due 02/15/2041	4,990	6,348

8.084% due 02/15/2050		1,000	1,331

			17,294

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		11,500	13,314
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039		2,250	2,589
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030		1,800	1,867

			17,770

TENNESSEE 0.1%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027		6,260	6,781

TEXAS 0.7%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038		7,800	8,953
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034		1,000	1,139
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048		5,100	5,328
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041		1,500	1,614
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049		7,000	8,255
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		8,400	9,407

			34,696

Total Municipal Bonds & Notes (Cost $250,079)			276,666

U.S. TREASURY OBLIGATIONS 27.3%
U.S. Treasury Bonds
2.750% due 08/15/2042 (e)(g)		373,000	322,441
2.750% due 11/15/2042 (e)(g)(j)		201,400	173,928
3.125% due 02/15/2042 (e)(g)(j)		104,600	98,095
3.125% due 02/15/2043		162,950	152,333
3.750% due 08/15/2041 (e)(g)(j)		209,050	221,021
U.S. Treasury Notes
1.625% due 11/15/2022 (e)(j)		209,200	195,177
1.750% due 05/15/2023		14,900	13,947
2.000% due 02/15/2023 (e)		99,100	95,310

Total U.S. Treasury Obligations (Cost $1,380,699)			1,272,252

MORTGAGE-BACKED SECURITIES 1.5%
Banc of America Funding Corp.
5.750% due 03/25/2036		2,000	1,983
Banc of America Large Loan Trust
2.493% due 11/15/2015		10,993	11,027
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.358% due 09/10/2047		1,720	1,857
BCAP LLC Trust
0.343% due 05/26/2037		1,100	1,066
Bear Stearns Adjustable Rate Mortgage Trust
2.595% due 11/25/2034		3,470	3,411
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,200	7,082
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	4,097	4,893
Chase Mortgage Finance Trust
5.335% due 12/25/2037		$981	923
Citigroup Mortgage Loan Trust, Inc.
0.433% due 11/25/2036		2,736	2,188
2.570% due 10/25/2035		1,815	1,751
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,862
Countrywide Alternative Loan Trust
0.523% due 09/25/2035		1,716	1,199
0.573% due 08/25/2036		422	416
Deutsche ALT-A Securities, Inc.
0.333% due 07/25/2047		605	500
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,920	2,060
GSMPS Mortgage Loan Trust
0.543% due 03/25/2035		783	670
GSR Mortgage Loan Trust
2.849% due 04/25/2035		1,909	1,892
HomeBanc Mortgage Trust
0.463% due 10/25/2035		790	662

Homestar Mortgage Acceptance Corp.
0.643% due 07/25/2034	158	156
Impac CMB Trust
0.833% due 10/25/2033	10	10
IndyMac Mortgage Loan Trust
0.493% due 07/25/2035	898	757
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047	3,045	3,386
Merrill Lynch Floating Trust
0.731% due 07/09/2021	800	783
Morgan Stanley Capital Trust
5.692% due 04/15/2049	1,395	1,560
Nomura Asset Acceptance Corp.
0.763% due 02/25/2035	1,800	1,455
2.979% due 08/25/2035	1,497	1,395
Residential Accredit Loans, Inc. Trust
3.113% due 03/25/2035 ^	1,516	1,199
3.269% due 02/25/2035	2,193	1,726
5.750% due 01/25/2034	5,124	5,507
Residential Funding Mortgage Securities, Inc. Trust
3.370% due 02/25/2036 ^	1,271	1,089
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042	870	919
WaMu Mortgage Pass-Through Certificates
0.628% due 07/25/2044	1,066	956
1.958% due 11/25/2041	564	524
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035	2,441	2,406
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	700	704

Total Mortgage-Backed Securities (Cost $64,621)		70,974

ASSET-BACKED SECURITIES 1.3%
Access Group, Inc.
1.576% due 10/27/2025	681	681
ACE Securities Corp. Home Equity Loan Trust
0.988% due 01/25/2035	1,738	1,546
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	14,400	14,865
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.583% due 03/25/2036	1,280	981
0.663% due 10/25/2035	1,000	900
0.673% due 04/25/2035	1,000	910
0.893% due 11/25/2034	2,789	2,560
1.063% due 07/25/2034	928	844
Asset-Backed Securities Corp. Home Equity Loan Trust
0.833% due 07/25/2035	2,000	1,767
Bayview Financial Acquisition Trust
6.101% due 05/28/2037	160	161
Bear Stearns Asset-Backed Securities Trust
0.743% due 10/25/2034	900	898
0.933% due 01/25/2034	12	11
Countrywide Asset-Backed Certificates
0.543% due 04/25/2036	5,900	5,528
0.913% due 07/25/2034	2,000	1,771
0.943% due 03/25/2034	1,600	1,485
First Franklin Mortgage Loan Trust
0.673% due 05/25/2035	1,000	886
First NLC Trust
0.898% due 12/25/2035	2,337	2,156
GSAMP Trust
1.063% due 11/25/2034	1,200	1,073
Home Equity Asset Trust
1.243% due 07/25/2035	2,200	1,954
IXIS Real Estate Capital Trust
0.973% due 06/25/2035	1,933	1,869
Lehman XS Trust
0.593% due 10/25/2035	981	937
Merrill Lynch Mortgage Investors Trust
0.413% due 08/25/2036	1,000	908
Morgan Stanley ABS Capital, Inc.
0.513% due 11/25/2035	2,908	2,819
Morgan Stanley Home Equity Loan Trust
0.663% due 08/25/2035	1,045	964
New Century Home Equity Loan Trust
0.703% due 07/25/2035	2,200	1,767
Option One Mortgage Loan Trust
0.773% due 02/25/2032	1,279	1,164
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 07/25/2035	3,000	2,785
RAAC Series
0.573% due 10/25/2046	239	192
0.673% due 03/25/2037	3,600	3,196
Residential Asset Securities Corp. Trust
0.593% due 12/25/2035	1,300	1,127

0.633% due 11/25/2035		200	164
Salomon Brothers Mortgage Securities, Inc.
1.093% due 11/25/2033		49	44

Total Asset-Backed Securities (Cost $56,355)			58,913

SOVEREIGN ISSUES 1.6%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	16,600	27,910
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	10,900	14,534
4.305% due 03/06/2014		2,200	2,910
Brazil Government International Bond
5.625% due 01/07/2041		$5,000	5,000
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	969	436
10.000% due 01/01/2017		7,799	3,421
10.000% due 01/01/2021		144	62
10.000% due 01/01/2023		144	61
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	3,200	4,434
6.505% due 03/01/2019		3,500	4,876
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,533
Russia Government International Bond
4.500% due 04/04/2022		3,200	3,276
5.625% due 04/04/2042		3,000	3,120

Total Sovereign Issues (Cost $76,337)			73,573

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		26,550	1,434

Total Convertible Preferred Securities (Cost $1,328)			1,434

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		110,000	2,860

Total Preferred Securities (Cost $2,750)			2,860

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.5%
CERTIFICATES OF DEPOSIT 0.2%
Itau Unibanco Holding S.A.
0.000% due 03/03/2014		$10,000	9,895

COMMERCIAL PAPER 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		10,000	9,966
Santander S.A.
2.390% due 07/02/2013		1,000	1,000
2.690% due 10/01/2013		3,000	2,994

			13,960

REPURCHASE AGREEMENTS (d) 0.3%			12,007

U.S. TREASURY BILLS 0.1%
0.092% due 08/15/2013 - 05/29/2014 (a)(j)		4,829	4,825

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 3.6%
PIMCO Short-Term Floating NAV Portfolio		17,006,915	170,171

Total Short-Term Instruments (Cost $210,788)	210,858

PURCHASED OPTIONS (h) 0.1%
(Cost $2,109)	3,390

Total Investments 110.5% (Cost $5,288,645)	$5,147,038
Written Options (f)(i) (0.3%) (Premiums $8,051)	(13,905)
Other Assets and Liabilities (Net) (10.2%)	(477,127)

Net Assets 100.0%	$4,656,006

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$11,900	U.S. Treasury Bonds 2.750% due 08/15/2042	$(12,401)	$11,900	$11,900
SSB	0.010%	06/28/2013	07/01/2013	107	Fannie Mae 2.200% due 10/17/2022	(110)	107	107

						$(12,511)	$12,007	$12,007

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOA	0.060%	06/21/2013	07/03/2013	$48,625	$(48,626)
BOM	0.130%	06/05/2013	07/03/2013	61,178	(61,184)
	0.130%	06/19/2013	07/11/2013	15,775	(15,776)
BOS	0.060%	06/21/2013	07/03/2013	23,632	(23,632)
BSN	0.090%	06/11/2013	07/01/2013	44,370	(44,372)
	0.110%	06/12/2013	07/02/2013	211,780	(211,792)
DEU	0.100%	06/19/2013	07/11/2013	80,640	(80,643)
JPS	0.110%	06/12/2013	07/09/2013	11,330	(11,330)

					$(497,355)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
GSC	(0.040%)	06/24/2013	07/01/2013	$13,955	$(13,955)
MSC	(0.020%)	07/01/2013	07/02/2013	5,622	(5,622)

					$(19,577)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $852,366 at a weighted average interest rate of 0.118%.

(e)	Securities with an aggregate market value of $516,685 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	825	$479	$(2,370)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	825	246	(24)

				$725	$(2,394)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2015	264	$17
3-Month Euribor March Futures	Long	03/2015	794	(285)
3-Month Euribor September Futures	Long	09/2015	290	25
90-Day Eurodollar March Futures	Long	03/2015	1,188	(480)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	33	16
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	33	(40)

				$(747)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)
iTraxx Europe 18 Index	(1.000%)	12/20/2017	EUR	18,900	$102	$(37)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)
CDX.IG-18 10-Year Index	1.000%	06/20/2022	$45,000	$(843)	$(30)
CDX.IG-19 10-Year Index	1.000%	12/20/2022	231,700	(5,358)	542

				$(6,201)	$512

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	569,000	$(850)	$(1,594)
Pay	3-Month USD-LIBOR	0.950%	05/01/2018		$24,900	(618)	(668)
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		268,500	16,168	16,874
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		110,500	7,146	7,448
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		122,000	(12,517)	(13,317)
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		48,900	(5,439)	(5,772)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	5,900	(119)	(120)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		77,700	(1,146)	(1,676)
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023	EUR	41,200	383	937
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	1,500,000	47	227
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		154,000	56	(33)

						$3,111	$2,306

(g)	Securities with an aggregate market value of $18,799 and cash of $2,744 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	1,068	$	980	BRC	$4	$0	$4
07/2013		1,015		938	DUB	10	0	10
07/2013		3,844		3,614	HUS	101	0	101
07/2013		34,167		33,429	WST	2,200	0	2,200
07/2013	EUR	261,242		337,447	MSC	0	(2,599)	(2,599)
07/2013		261,242		346,819	UAG	6,774	0	6,774
07/2013	GBP	47,425		71,896	HUS	0	(235)	(235)
07/2013	JPY	5,586,422		56,584	UAG	255	0	255
07/2013	KRW	5,133,310		4,550	DUB	59	0	59
07/2013		198,818		175	HUS	1	0	1
07/2013	PHP	240,912		5,600	JPM	15	0	15
07/2013	SGD	1,581		1,250	HUS	2	0	2
07/2013		12,632		10,000	UAG	34	0	34
07/2013	$	3,706	AUD	3,915	CBK	0	(128)	(128)
07/2013		1,458		1,564	MSC	0	(28)	(28)
07/2013		5,743	EUR	4,463	BOA	66	0	66
07/2013		155,766		118,490	BPS	0	(1,533)	(1,533)
07/2013		42,475		32,402	BRC	22	(320)	(298)
07/2013		133,353		101,680	CBK	0	(1,001)	(1,001)
07/2013		3,379		2,535	FBF	0	(79)	(79)

07/2013		2,181		1,672	HUS	0	(5)	(5)
07/2013		346,819		261,242	MSC	0	(6,774)	(6,774)
07/2013		64,019	GBP	41,614	BRC	0	(726)	(726)
07/2013		9,042		5,811	CBK	0	(204)	(204)
07/2013		21,717	JPY	2,060,900	BRC	0	(937)	(937)
07/2013		21,959		2,148,600	DUB	39	(334)	(295)
07/2013		10,943		1,111,400	MSC	263	0	263
07/2013		4,797	KRW	5,354,281	UAG	0	(112)	(112)
07/2013		5,829	PHP	236,430	JPM	0	(348)	(348)
07/2013		11,466	SGD	14,234	FBF	0	(235)	(235)
07/2013		197	ZAR	1,800	BOA	0	(16)	(16)
07/2013	ZAR	27,126	$	2,717	BRC	3	(19)	(16)
07/2013		3,256		326	DUB	0	(2)	(2)
08/2013	BRL	8,336		3,860	CBK	150	0	150
08/2013		42,712		19,920	MSC	912	0	912
08/2013		6,464		3,000	UAG	123	0	123
08/2013	CNY	59,255		9,442	BRC	0	(126)	(126)
08/2013		4,000		622	DUB	0	(24)	(24)
08/2013	EUR	86,237		112,768	CBK	504	0	504
08/2013	GBP	41,614		64,006	BRC	726	0	726
08/2013		20,389		31,292	MSC	287	0	287
08/2013	NOK	39,030		6,777	HUS	362	0	362
08/2013	$	4,890	BRL	10,543	CBK	0	(198)	(198)
08/2013		5,000		10,844	HUS	0	(174)	(174)
08/2013		28,974		58,869	UAG	0	(2,776)	(2,776)
08/2013		639	CNY	4,000	DUB	7	0	7
08/2013		7,541		47,000	GST	49	0	49
08/2013		1,941		12,255	UAG	38	0	38
08/2013		11,183	EUR	8,547	HUS	0	(56)	(56)
08/2013		31,797	GBP	20,858	FBF	0	(80)	(80)
08/2013		6,624	NOK	38,209	UAG	0	(343)	(343)
09/2013	CAD	1,073	$	1,052	BRC	34	0	34
09/2013		1,234		1,170	DUB	0	(1)	(1)
09/2013	MXN	493,271		37,890	FBF	83	0	83
09/2013	$	9,469	EUR	7,063	CBK	0	(272)	(272)
09/2013		930	MXN	11,932	MSC	0	(15)	(15)
09/2013		33,728		419,006	UAG	0	(1,614)	(1,614)
10/2013	RUB	320,100	$	9,810	MSC	216	0	216
10/2013	$	9,917	RUB	322,903	BOA	0	(239)	(239)
04/2016	CNY	4,214	$	622	JPM	0	(37)	(37)
04/2016	$	710	CNY	4,214	JPM	0	(51)	(51)

						$13,339	$(21,641)	$(8,302)

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$26,600	$2,109	$3,390

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$72,100	$255	$(313)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		72,100	255	0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	36,600	68	(43)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		36,600	81	(102)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		10,300	20	(12)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,300	23	(29)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		21,800	39	(25)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		21,800	44	(61)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		11,200	23	(13)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,200	23	(31)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		45,000	87	(52)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		45,000	87	(125)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		31,600	65	(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		16,300	28	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		24,000	49	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		5,600	10	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$10,700	7	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		10,700	27	(233)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		9,500	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		9,500	26	(207)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		111,600	2,098	(4,385)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		67,000	204	(1,205)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		62,000	35	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		64,400	77	(26)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		62,000	157	(1,353)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		64,400	154	(580)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	30,500	157	(18)

Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	6,000	27	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	14,500	75	(8)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	6,400	38	(4)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$16,300	57	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	16,800	76	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	35,500	154	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	12,600	32	(192)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	25,100	88	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	32,100	557	(557)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	40,800	189	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	89,800	1,554	(1,554)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	22,400	75	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	22,400	85	(341)

							$7,113	$(11,477)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$10,900	$94	$(17)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	7,000	90	(11)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	29	(6)

						$213	$(34)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	1.600%		$1,600	$173	$64	$109
AES Corp.	MYC	5.000%	09/20/2016	1.600%		2,000	216	113	103
Anadarko Petroleum Corp.	FBF	1.000%	03/20/2018	0.997%		4,000	1	(77)	78
Anheuser-Busch InBev Worldwide, Inc.	BPS	1.000%	09/20/2017	0.499%	EUR	1,800	50	7	43
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.285%		1,500	35	(15)	50
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.285%		$7,000	126	(41)	167
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.285%	EUR	700	16	(7)	23
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.285%		600	14	(8)	22
AT&T, Inc.	FBF	1.000%	03/20/2023	1.165%		$13,400	(181)	(360)	179
Barrick Gold Corp.	BPS	1.000%	06/20/2018	3.203%		6,450	(638)	(233)	(405)
Barrick Gold Corp.	MYC	1.000%	06/20/2018	3.203%		4,000	(396)	(148)	(248)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.970%		55,900	91	(866)	957
Berkshire Hathaway Finance Corp.	MYC	1.000%	06/20/2015	0.488%		5,000	52	5	47
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.398%		5,200	71	(26)	97
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.398%		700	10	(4)	14
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.441%		100	2	1	1
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.398%		2,300	32	(21)	53
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.398%		4,900	67	(15)	82
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.311%		2,000	28	14	14
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.310%	EUR	600	11	(90)	101
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.408%		$100	1	0	1
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.408%		200	3	0	3
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.437%		300	5	3	2
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.311%		600	57	5	52
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.408%		4,200	69	4	65
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.353%		4,900	(41)	(41)	0
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.645%		1,100	(28)	(28)	0
Brazil Government International Bond	BPS	1.000%	06/20/2018	1.816%		5,000	(190)	(14)	(176)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		8,300	(86)	(57)	(29)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.353%		3,200	(27)	(20)	(7)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.610%		200	(5)	(2)	(3)
Brazil Government International Bond	DUB	1.000%	06/20/2018	1.816%		15,000	(568)	(208)	(360)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.252%		10,000	(46)	(91)	45
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		100	(1)	(1)	0
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%		7,700	(80)	(47)	(33)
Brazil Government International Bond	HUS	1.000%	06/20/2018	1.816%		13,000	(492)	(77)	(415)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.123%		3,350	(5)	(30)	25
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		4,600	(29)	(44)	15
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.353%		2,600	(21)	(19)	(2)
Brazil Government International Bond	JPM	1.000%	06/20/2018	1.816%		5,150	(195)	(15)	(180)
Brazil Government International Bond	MYC	1.000%	06/20/2018	1.816%		15,000	(569)	(41)	(528)
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.363%		2,400	39	7	32
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.301%		2,400	38	(8)	46
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.301%		2,400	38	(8)	46
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.363%		1,500	24	5	19
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.362%		3,200	56	44	12
Caterpillar, Inc.	CBK	1.000%	09/20/2017	0.630%		10,400	163	(82)	245

Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.362%		1,200	21	16	5
Caterpillar, Inc.	MYC	1.000%	09/20/2017	0.630%		2,000	31	(12)	43
China Government International Bond	BOA	1.000%	09/20/2017	0.950%		5,000	12	(49)	61
China Government International Bond	DUB	1.000%	09/20/2017	0.950%		15,100	36	(133)	169
Comcast Corp.	DUB	1.000%	12/20/2015	0.223%		1,500	30	(1)	31
Comcast Corp.	RYL	1.000%	12/20/2015	0.223%		14,500	285	0	285
Danone S.A.	DUB	1.000%	03/20/2016	0.352%		1,800	32	29	3
Dell, Inc.	BRC	1.000%	12/20/2017	3.251%		2,875	(268)	(222)	(46)
DISH DBS Corp.	DUB	5.000%	09/20/2017	2.454%		1,000	103	84	19
DISH DBS Corp.	GST	5.000%	09/20/2017	2.454%		2,000	205	180	25
Dow Chemical Co.	JPM	1.000%	06/20/2017	0.744%		3,000	31	(72)	103
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.618%		4,200	60	18	42
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.463%		900	14	10	4
El Paso LLC	GST	5.000%	09/20/2014	0.637%		1,100	61	(85)	146
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.360%		1,400	20	(7)	27
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.407%		500	8	(3)	11
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.360%		2,200	32	(13)	45
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.407%		1,800	27	6	21
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.360%		2,400	35	(13)	48
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.360%		2,600	38	(12)	50
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	0.407%		100	1	0	1
Encana Corp.	FBF	1.000%	03/20/2017	0.953%		3,000	6	(115)	121
Entergy Corp.	MYC	1.000%	03/20/2021	1.922%		2,500	(155)	(271)	116
Exelon Corp.	JPM	1.000%	06/20/2016	0.324%		10,000	204	(10)	214
Finmeccanica Finance S.A.	FBF	5.000%	03/20/2018	3.583%	EUR	4,500	364	356	8
Ford Motor Co.	BOA	5.000%	09/20/2017	1.593%		$18,175	2,542	1,443	1,099
Forest Oil Corp.	CBK	5.000%	06/20/2015	3.632%		5,000	138	135	3
Forest Oil Corp.	GST	5.000%	06/20/2018	7.000%		10,000	(777)	(362)	(415)
Forest Oil Corp.	JPM	5.000%	06/20/2017	6.235%		4,700	(191)	(106)	(85)
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	06/20/2018	2.133%		5,900	(309)	(164)	(145)
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	09/20/2017	1.686%		2,000	(55)	(36)	(19)
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	06/20/2018	2.133%		4,000	(210)	(111)	(99)
H.J. Heinz Co.	FBF	1.000%	03/20/2018	1.491%		800	(18)	(24)	6
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.021%		2,500	0	(61)	61
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.021%		1,000	0	(22)	22
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.021%		2,000	(1)	(50)	49
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.104%		3,300	(8)	(41)	33
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.021%		2,500	0	(60)	60
Masco Corp.	BPS	5.000%	09/20/2017	1.666%		2,500	341	233	108
Masco Corp.	GST	5.000%	09/20/2017	1.666%		5,000	683	470	213
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%		3,400	17	(43)	60
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.839%		2,800	12	(30)	42
Mexico Government International Bond	BRC	1.000%	03/20/2018	1.232%		22,450	(229)	96	(325)
Mexico Government International Bond	CBK	1.000%	03/20/2018	1.232%		4,450	(46)	20	(66)
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.789%		4,000	20	(40)	60
Mexico Government International Bond	DUB	1.000%	09/20/2017	1.113%		8,300	(35)	(116)	81
Mexico Government International Bond	GST	1.000%	03/20/2018	1.232%		4,700	(49)	19	(68)
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.880%		3,600	13	(12)	25
Mexico Government International Bond	HUS	1.000%	03/20/2018	1.232%		4,900	(50)	26	(76)
Mexico Government International Bond	JPM	1.000%	06/20/2016	0.914%		1,900	5	(1)	6
Mexico Government International Bond	JPM	1.000%	09/20/2017	1.113%		400	(2)	(4)	2
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.880%		4,900	18	(16)	34
Mexico Government International Bond	MYC	1.000%	03/20/2018	1.232%		12,500	(128)	56	(184)
Mexico Government International Bond	UAG	1.000%	06/20/2017	1.078%		6,200	(17)	(26)	9
MGM Resorts International	FBF	5.000%	03/20/2018	3.808%		7,600	401	59	342
MGM Resorts International	GST	5.000%	03/20/2018	3.808%		19,400	1,022	242	780
Newmont Mining Corp.	CBK	1.000%	06/20/2018	2.790%		8,400	(685)	(253)	(432)
NRG Energy, Inc.	BOA	5.000%	06/20/2017	2.880%		1,950	158	(107)	265
NRG Energy, Inc.	CBK	5.000%	06/20/2017	2.880%		500	40	(40)	80
NRG Energy, Inc.	GST	5.000%	03/20/2017	2.686%		5,500	459	(391)	850
NRG Energy, Inc.	GST	5.000%	06/20/2017	2.880%		5,300	429	(361)	790
NRG Energy, Inc.	GST	5.000%	03/20/2019	3.977%		800	42	(68)	110
NRG Energy, Inc.	MYC	5.000%	03/20/2017	2.686%		100	8	(7)	15
NRG Energy, Inc.	MYC	5.000%	06/20/2017	2.880%		1,200	97	(69)	166
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.012%		2,000	(1)	(88)	87
Panasonic Corp.	BOA	1.000%	12/20/2017	1.324%	JPY	40,000	(6)	(43)	37
Panasonic Corp.	JPM	1.000%	12/20/2017	1.324%		140,000	(20)	(166)	146
Petrobras International Finance Co.	BPS	1.000%	06/20/2015	1.740%		$800	(12)	(5)	(7)
Petrobras International Finance Co.	BPS	1.000%	06/20/2018	2.436%		10,400	(683)	(523)	(160)
Petrobras International Finance Co.	BRC	1.000%	06/20/2018	2.436%		14,000	(920)	(635)	(285)
Petrobras International Finance Co.	DUB	1.000%	06/20/2015	1.740%		19,600	(278)	(54)	(224)
Petrobras International Finance Co.	GST	1.000%	06/20/2018	2.436%		5,000	(328)	(207)	(121)
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	1.147%		3,500	(1)	(11)	10
Petrobras International Finance Co.	JPM	1.000%	03/20/2015	1.657%		7,300	(80)	(48)	(32)
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		1,400	(25)	(45)	20
Pioneer Natural Resources Co.	BRC	1.000%	09/20/2017	0.788%		4,600	42	(235)	277
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.291%		1,500	27	(7)	34
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.291%		5,000	89	(4)	93
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	0.736%		7,200	54	(299)	353

Prudential Financial, Inc.	BOA	1.000%	12/20/2017	1.159%		2,100	(14)	(58)	44
Prudential Financial, Inc.	BRC	1.000%	12/20/2017	1.159%		22,900	(150)	(613)	463
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.586%		3,800	36	(7)	43
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.306%		1,300	27	9	18
Russia Government International Bond	GST	1.000%	09/20/2017	1.691%		700	(20)	(40)	20
Russia Government International Bond	HUS	1.000%	09/20/2017	1.691%		500	(14)	(28)	14
Russia Government International Bond	JPM	1.000%	09/20/2017	1.691%		8,400	(233)	(424)	191
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.395%		300	(3)	(16)	13
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.395%		400	(4)	(21)	17
Shell International Finance BV	BRC	1.000%	09/20/2015	0.189%		12,200	226	141	85
Shell International Finance BV	DUB	1.000%	09/20/2015	0.189%		5,200	96	60	36
Shell International Finance BV	FBF	1.000%	12/20/2015	0.216%		2,900	57	49	8
Shell International Finance BV	JPM	1.000%	03/20/2016	0.238%		1,100	23	21	2
Shell International Finance BV	MYC	1.000%	06/20/2016	0.256%		1,200	27	23	4
SLM Corp.	FBF	5.000%	09/20/2017	3.083%		1,500	114	115	(1)
SLM Corp.	GST	5.000%	09/20/2017	3.083%		2,000	152	153	(1)
SoftBank Corp.	BRC	1.000%	12/20/2017	1.842%	JPY	20,000	(7)	(22)	15
SoftBank Corp.	GST	1.000%	12/20/2017	1.842%		40,000	(14)	(44)	30
SoftBank Corp.	JPM	1.000%	12/20/2017	1.842%		30,000	(11)	(32)	21
Sony Corp.	BOA	1.000%	03/20/2018	1.957%		30,000	(13)	(44)	31
Sony Corp.	BRC	1.000%	03/20/2018	1.957%		30,000	(13)	(46)	33
Sony Corp.	DUB	1.000%	03/20/2018	1.957%		30,000	(13)	(46)	33
Sony Corp.	GST	1.000%	03/20/2018	1.957%		10,000	(4)	(14)	10
Sony Corp.	JPM	1.000%	12/20/2017	1.857%		160,000	(60)	(238)	178
Sony Corp.	JPM	1.000%	03/20/2018	1.957%		120,000	(52)	(159)	107
Statoil ASA	BRC	1.000%	06/20/2016	0.235%		$3,200	74	62	12
Statoil ASA	SOG	1.000%	06/20/2016	0.235%		3,200	74	61	13
Teck Resources Ltd.	UAG	1.000%	03/20/2016	0.990%		8,000	5	(27)	32
Telecom Italia SpA	JPM	1.000%	12/20/2015	1.694%	EUR	2,300	(49)	(154)	105
Telefonica Emisiones, S.A.U.	BOA	1.000%	06/20/2018	2.244%		3,500	(260)	(290)	30
Tesco PLC	HUS	1.000%	03/20/2016	0.549%		$1,100	14	14	0
Time Warner Cable, Inc.	GST	1.000%	12/20/2015	0.804%		6,500	34	(3)	37
Time Warner Cable, Inc.	HUS	1.000%	12/20/2015	0.804%		4,300	22	(6)	28
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	1.687%	JPY	10,000	(1)	(6)	5
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	1.687%		60,000	(3)	(60)	57
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%		10,000	0	(4)	4
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	1.687%		40,000	(2)	(27)	25
Tokyo Electric Power Co., Inc.	GST	1.000%	12/20/2013	1.687%		30,000	0	(25)	25
Total Capital S.A.	CBK	1.000%	09/20/2015	0.164%		$700	13	10	3
Total Capital S.A.	JPM	1.000%	09/20/2015	0.164%		1,800	34	25	9
Total Capital S.A.	MYC	1.000%	09/20/2015	0.164%		2,500	48	37	11
Total Capital S.A.	MYC	1.000%	12/20/2015	0.192%		10,800	220	183	37
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.162%		3,300	49	8	41
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.162%		1,200	18	6	12
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.419%		2,000	35	(5)	40
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.419%		4,600	81	(28)	109
UPC Holding BV	BRC	5.000%	09/20/2017	3.850%	EUR	5,000	298	(318)	616
UPC Holding BV	DUB	5.000%	06/20/2016	2.719%		3,000	261	(5)	266
Whirlpool Corp.	DUB	1.000%	03/20/2018	1.207%		$1,000	(9)	(13)	4
Whirlpool Corp.	FBF	1.000%	09/20/2017	1.022%		5,000	(3)	(186)	183

							$1,702	$(7,015)	$8,717

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$1,980	$54	$264	$(210)
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	1,700	(30)	(68)	38
MCDX-20 5-Year Index	GST	1.000%	06/20/2018	95,500	(1,610)	(825)	(785)

					$(1,586)	$(629)	$(957)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF	EUR	2,100	$70	$11	$59
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		6,100	202	66	136
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		2,800	93	(3)	96
Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRC	BRL	41,000	(1,088)	(124)	(964)
Pay	1-Year BRL-CDI	8.210%	01/02/2017	JPM		46,400	(1,213)	(49)	(1,164)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		327,100	(8,062)	(259)	(7,803)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		56,500	(1,397)	(10)	(1,387)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		50,000	(1,172)	(23)	(1,149)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		61,800	(1,368)	210	(1,578)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		50,000	(1,154)	(2)	(1,152)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		50,000	(1,071)	92	(1,163)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA		172,600	(3,181)	217	(3,398)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	RBC	CAD	35,400	(55)	56	(111)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	407,000	490	(134)	624
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		37,000	45	43	2
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		49,000	59	(1)	60
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		628,200	756	(187)	943
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		37,100	44	17	27
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	GLM		1,200	(4)	(1)	(3)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		75,000	(237)	(54)	(183)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		116,000	194	126	68
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		32,000	54	29	25
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		26,000	44	16	28
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		45,000	76	36	40
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		178,000	1,054	374	680
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		12,900	77	33	44
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		91,000	185	134	51
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		41,800	63	46	17
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		11,800	18	16	2
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		123,900	187	193	(6)
Pay	28-Day MXN-TIIE	5.000%	02/22/2023	HUS		273,600	(2,414)	(270)	(2,144)
Pay	28-Day MXN-TIIE	5.000%	02/22/2023	MYC		246,900	(2,178)	(307)	(1,871)
Pay	28-Day MXN-TIIE	5.250%	02/22/2023	MYC		168,500	(1,246)	(210)	(1,036)

							$(22,129)	$81	$(22,210)

(j)	Securities with an aggregate market value of $44,503 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$113,114	$20,304	$133,418
Corporate Bonds & Notes
Banking & Finance	0	965,579	6,838	972,417
Industrials	0	1,515,725	61,164	1,576,889
Utilities	0	493,394	0	493,394
Municipal Bonds & Notes
California	0	134,319	0	134,319
Florida	0	4,553	0	4,553
Illinois	0	2,229	0	2,229
Indiana	0	3,309	0	3,309
Iowa	0	3,661	0	3,661
New Jersey	0	7,416	0	7,416
New York	0	42,035	0	42,035
North Carolina	0	2,603	0	2,603
Ohio	0	17,294	0	17,294
Pennsylvania	0	17,770	0	17,770
Tennessee	0	6,781	0	6,781
Texas	0	34,696	0	34,696
U.S. Treasury Obligations	0	1,272,252	0	1,272,252
Mortgage-Backed Securities	0	70,974	0	70,974
Asset-Backed Securities	0	44,048	14,865	58,913
Sovereign Issues	0	73,573	0	73,573
Convertible Preferred Securities
Utilities	1,434	0	0	1,434
Preferred Securities
Banking & Finance	2,860	0	0	2,860
Short-Term Instruments
Certificates of Deposit	0	9,895	0	9,895
Commercial Paper	0	13,960	0	13,960
Repurchase Agreements	0	12,007	0	12,007
U.S. Treasury Bills	0	4,825	0	4,825
Central Funds Used for Cash Management Purposes	170,171	0	0	170,171
Purchased Options
Interest Rate Contracts	0	3,390	0	3,390
	$174,465	$4,869,402	$103,171	$5,147,038

Financial Derivative Instruments - Assets
Credit Contracts	0	14,474	0	14,474
Foreign Exchange Contracts	0	13,339	0	13,339
Interest Rate Contracts	58	28,388	0	28,446
	$58	$56,201	$0	$56,259

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(6,239)	0	(6,239)
Foreign Exchange Contracts	0	(21,642)	0	(21,642)
Interest Rate Contracts	(805)	(62,163)	(34)	(63,002)

	$(805)	$(90,044)	$(34)	$(90,883)

Totals	$173,718	$4,835,559	$103,137	$5,112,414

There were assets and liabilities valued at $1,066 transferred from Level 1 to Level 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$20,309	$0	$0	$5	$0	$(10)	$0	$0	$20,304	$(10)
Corporate Bonds & Notes	17,763	0	(11,068)	(2)	299	(154)	0	0	6,838	(17)
Banking & Finance
Industrials	58,843	4,900	(1,473)	(42)	(39)	(1,025)	0	0	61,164	(855)
Utilities	4,327	0	(233)	(2)	(17)	17	0	(4,092)	0	0
Asset-Backed Securities	7,450	7,366	0	4	0	45	0	0	14,865	45

	$108,692	$12,266	$(12,774)	$(37)	$243	$(1,127)	$0	$(4,092)	$103,171	$(837)

Financial Derivative Instruments – Liabilities
Interest Rate Contracts	$(38)	$0	$0	$0	$0	$4	$0	$0	$(34)	$4

Totals	$108,654	$12,266	$(12,774)	$(37)	$243	$(1,123)	$0	$(4,092)	$103,137	$(833)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$20,304	Third Party Vendor	Broker Quote	101.75 - 103.00
Corporate Bonds & Notes
Banking & Finance	6,838	Benchmark Pricing	Base Price	92.71 - 100.23
Industrials	1,817	Benchmark Pricing	Base Price	100.00
	59,347	Third Party Vendor	Broker Quote	96.25 - 117.00
Asset-Backed Securities	14,865	Benchmark Pricing	Base Price	103.50

Financial Derivative Instruments – Liabilities
Interest Rate Contracts	(34)	Indicative Market Quotation	Broker Quote	0.16 - 0.18

Total	$103,137

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.4%
Private Export Funding Corp.
5.000% due 12/15/2016	$7,200	$8,132

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,486	6,521

Total Corporate Bonds & Notes (Cost $13,684)		14,653

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.5%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,369
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,521
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,118

		10,008

NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	771

TEXAS 0.0%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	113
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	428
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	106

		647

Total Municipal Bonds & Notes (Cost $10,634)		11,426

U.S. GOVERNMENT AGENCIES 10.1%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	16,282	9,674
0.253% due 07/25/2037	593	561
0.393% due 03/18/2031	281	281
0.643% due 10/25/2030	7	7
0.793% due 10/25/2017	61	61
1.093% due 04/25/2032	71	73
1.269% due 03/25/2022	67	68
1.374% due 06/01/2043 - 03/01/2044	897	920
2.000% due 10/01/2024	48	49
2.146% due 04/01/2028	47	49
2.220% due 08/01/2026	11	12
2.262% due 11/01/2023	79	85
2.440% due 05/01/2025	7	8
2.513% due 02/01/2028	8	9
2.650% due 12/01/2027	47	51
2.671% due 07/01/2035	156	167
2.804% due 11/01/2034	209	222
3.000% due 10/01/2024	1	1
4.250% due 04/25/2037	418	442
4.500% due 10/25/2023 - 06/25/2025	6,033	6,591
5.000% due 08/25/2033 - 08/25/2036	11,336	12,357
5.380% due 07/01/2033	2,166	2,367
5.500% due 11/25/2033	256	263
5.625% due 04/17/2028	200	240
6.000% due 05/17/2027	496	548
6.500% due 02/01/2022 - 08/01/2037	3,097	3,497
6.750% due 06/25/2032	4,518	5,152
6.900% due 05/25/2023	75	85
6.950% due 07/25/2020	23	25
7.000% due 12/25/2022 - 03/01/2038	3,610	4,151
7.800% due 10/25/2022	14	17
9.000% due 08/01/2021 - 11/01/2030	45	52
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,157
5.125% due 07/09/2029	675	795

5.150% due 03/25/2020	1,000	1,185
5.750% due 12/07/2028	500	632
Federal Housing Administration
6.896% due 07/01/2020	670	652
7.000% due 11/25/2019	139	135
7.430% due 10/01/2022 - 01/01/2024	89	87
Financing Corp.
0.000% due 09/26/2019	2,500	2,184
Freddie Mac
0.593% due 01/15/2033	146	147
0.693% due 04/15/2029 - 12/15/2032	140	141
0.743% due 06/15/2031	61	62
1.250% due 09/15/2021	26	27
1.330% due 10/25/2023	52	51
1.374% due 10/25/2044	4,708	4,753
1.574% due 07/25/2044	1,254	1,288
2.250% due 05/01/2022	4	4
2.256% due 10/01/2026	19	19
2.262% due 01/01/2028	43	46
2.271% due 01/01/2028	18	20
2.325% due 09/01/2027	30	30
2.331% due 06/01/2022	3	3
2.369% due 02/01/2028	52	53
2.542% due 12/01/2024	36	38
4.500% due 02/15/2035 - 07/15/2035	14,910	16,108
5.000% due 03/15/2032 - 07/15/2033	1,266	1,287
5.500% due 07/15/2033 - 06/15/2035	5,789	6,638
5.625% due 11/23/2035	19,400	21,116
6.000% due 05/15/2028 - 09/15/2029	102	114
6.250% due 09/15/2023 - 07/15/2032	1,231	1,264
6.500% due 08/01/2022 - 10/25/2043	1,084	1,214
7.000% due 07/15/2022 - 01/15/2024	290	327
Ginnie Mae
1.142% due 03/20/2031	483	495
1.625% due 11/20/2021 - 01/20/2028	340	355
1.750% due 04/20/2017 - 05/20/2032	806	843
2.000% due 02/20/2017 - 10/20/2026	55	58
2.500% due 09/20/2017 - 03/20/2025	78	81
3.000% due 12/20/2017 - 06/20/2021	36	37
3.500% due 03/20/2021	6	7
6.000% due 08/20/2033	3,608	4,099
6.500% due 08/20/2034 - 09/20/2034	32	37
7.000% due 03/16/2029	676	724
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	11,881	8,800
5.500% due 12/04/2023 - 09/18/2033	3,300	4,019
NCUA Guaranteed Notes
0.563% due 11/06/2017	1,596	1,596
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,059	3,320
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	32,600	17,845
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	7,051
Small Business Administration
5.240% due 08/01/2023	2,646	2,884
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	4,832
4.875% due 01/15/2048	11,700	12,455
5.375% due 04/01/2056	4,900	5,602
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	3,797

Total U.S. Government Agencies (Cost $173,166)		188,599

U.S. TREASURY OBLIGATIONS 91.3%
U.S. Treasury Bonds
2.750% due 11/15/2042	63,400	54,752
3.125% due 11/15/2041 (d)(f)	445,600	418,411
3.125% due 02/15/2042 (f)	212,100	198,910
3.750% due 08/15/2041	4,100	4,335
4.250% due 11/15/2040	53,900	62,052
4.375% due 05/15/2041	16,400	19,260
4.500% due 05/15/2038 (f)	133,500	159,470
4.500% due 08/15/2039	130,900	156,671
4.625% due 02/15/2040	42,600	51,969
4.750% due 02/15/2041	15,000	18,663
5.250% due 11/15/2028	51,300	65,211
5.375% due 02/15/2031	9,800	12,768
5.500% due 08/15/2028 (f)	142,400	185,309
6.125% due 11/15/2027	6,700	9,193
6.250% due 08/15/2023	30,800	41,315
6.250% due 05/15/2030	54,100	76,636
6.750% due 08/15/2026	4,500	6,442
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	10,703	9,423

U.S. Treasury Notes
1.625% due 11/15/2022 (f)	25,000	23,324
U.S. Treasury Strips
0.000% due 08/15/2023	39,400	30,227
0.000% due 05/15/2028	13,300	8,141
0.000% due 08/15/2028	5,000	3,052
0.000% due 11/15/2028	6,400	3,865
0.000% due 08/15/2029	9,100	5,331
0.000% due 02/15/2031	28,700	15,823
0.000% due 02/15/2033	20,400	10,227
0.000% due 05/15/2033	19,700	9,791
0.000% due 05/15/2034	800	382
0.000% due 11/15/2034	2,300	1,076
0.000% due 05/15/2037	2,000	859
0.000% due 11/15/2039	14,100	5,458
0.000% due 05/15/2040	17,150	6,512
0.000% due 08/15/2040	38,600	14,484
0.000% due 11/15/2040	38,400	14,281

Total U.S. Treasury Obligations (Cost $1,859,987)		1,703,623

MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	372	414
5.706% due 02/10/2051	488	505
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.589% due 07/10/2043	116	118
Bear Stearns Adjustable Rate Mortgage Trust
2.493% due 04/25/2033	61	61
2.959% due 02/25/2033	26	23
2.982% due 02/25/2034	468	459
3.071% due 01/25/2034	145	145
Bear Stearns Alt-A Trust
2.864% due 09/25/2035	979	806
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,120	1,273
5.746% due 09/11/2042	678	718
5.905% due 06/11/2040	779	812
Bear Stearns Mortgage Securities, Inc.
2.482% due 06/25/2030	4	4
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	50	51
5.886% due 11/15/2044	399	455
Commercial Mortgage Pass-Through Certificates
5.993% due 12/10/2049	513	584
Countrywide Alternative Loan Trust
0.373% due 05/25/2047	1,082	824
0.403% due 05/25/2035	889	711
Countrywide Home Loan Mortgage Pass-Through Trust
0.483% due 04/25/2035	281	221
0.513% due 03/25/2035	1,567	1,105
0.533% due 06/25/2035	879	794
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 07/25/2033	489	487
6.500% due 04/25/2033	5	5
First Republic Mortgage Loan Trust
0.673% due 06/25/2030	105	103
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	85	86
5.381% due 03/10/2039	388	400
GS Mortgage Securities Trust
1.103% due 03/06/2020	252	252
Harborview Mortgage Loan Trust
0.412% due 05/19/2035	700	575
0.432% due 03/19/2036	780	530
2.853% due 07/19/2035	848	789
Impac CMB Trust
0.693% due 10/25/2035	3,956	3,139
JPMorgan Chase Commercial Mortgage Securities Trust
5.882% due 02/15/2051	206	233
5.884% due 02/12/2049	595	643
JPMorgan Mortgage Trust
3.005% due 07/25/2035	572	581
MASTR Asset Securitization Trust
5.500% due 09/25/2033	152	160
Merrill Lynch Floating Trust
0.731% due 07/09/2021	1,167	1,164
Nomura Asset Acceptance Corp.
2.623% due 10/25/2035	3,673	3,194
Residential Accredit Loans, Inc. Trust
0.493% due 08/25/2035	719	563
0.593% due 01/25/2033	34	33
0.593% due 03/25/2033	137	133
6.000% due 06/25/2036	2,094	1,627
Sequoia Mortgage Trust
0.542% due 07/20/2033	623	610

0.892% due 10/19/2026	33	32
0.952% due 10/20/2027	18	18
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 05/25/2037	2,225	1,576
Structured Asset Mortgage Investments Trust
0.413% due 05/25/2036	244	167
0.852% due 09/19/2032	25	24
1.032% due 10/19/2033	201	174
Structured Asset Securities Corp.
2.352% due 01/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
5.090% due 07/15/2042	19	19
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	538	488
0.453% due 11/25/2045	54	48
0.503% due 01/25/2045	978	895
0.979% due 12/25/2046	956	844
1.174% due 02/25/2046	1,516	1,369
1.370% due 05/25/2041	54	52
1.568% due 06/25/2042	48	44
1.568% due 08/25/2042	33	30
2.470% due 08/25/2046	572	506
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 03/25/2036	1,654	1,597

Total Mortgage-Backed Securities (Cost $36,954)		33,275

ASSET-BACKED SECURITIES 0.1%
Amortizing Residential Collateral Trust
0.733% due 06/25/2032	12	11
0.773% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.853% due 10/25/2032	111	103
1.193% due 11/25/2042	609	589
Carrington Mortgage Loan Trust
0.513% due 10/25/2035	125	125
CIT Group Home Equity Loan Trust
0.733% due 06/25/2033	30	27
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036	20	9
L.A. Arena Funding LLC
7.656% due 12/15/2026	57	65
Massachusetts Educational Financing Authority
1.226% due 04/25/2038	674	679
SACO, Inc.
0.953% due 11/25/2035	290	287
Soundview Home Loan Trust
0.253% due 11/25/2036	210	78
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036	134	52

Total Asset-Backed Securities (Cost $2,288)		2,046

SHORT-TERM INSTRUMENTS 4.7%
REPURCHASE AGREEMENTS (c) 0.0%		674

U.S. TREASURY BILLS 0.0%
0.035% due 08/15/2013 (d)	900	900

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 4.7%
PIMCO Short-Term Floating NAV Portfolio	8,714,030	87,193

Total Short-Term Instruments (Cost $88,773)		88,767

Total Investments 109.4% (Cost $2,185,486)		$2,042,389
Written Options (e) (0.4%) (Premiums $2,350)		(7,778)
Other Assets and Liabilities (Net) (9.0%)		(168,273)

Net Assets 100.0%		$1,866,338

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$674	Fannie Mae 2.200% due 10/17/2022	$(691)	$674	$674

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOM	0.130%	06/05/2013	07/03/2013	$1,753	$(1,753)
	0.130%	06/13/2013	07/09/2013	50,273	(50,277)
	0.160%	06/26/2013	07/12/2013	6,348	(6,348)
BSN	0.110%	06/11/2013	07/01/2013	481	(481)
	0.110%	06/14/2013	07/09/2013	485	(485)
	0.120%	06/06/2013	07/10/2013	1,476	(1,476)
	0.120%	06/07/2013	07/10/2013	4,740	(4,740)
JPS	0.110%	06/12/2013	07/09/2013	79,417	(79,422)

					$(144,982)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	06/21/2013	07/19/2013	$19,923	$(19,956)
	0.130%	06/24/2013	07/01/2013	1,117	(1,117)
	0.140%	06/17/2013	07/11/2013	1,268	(1,269)
	0.140%	06/20/2013	07/11/2013	9,826	(9,835)
	0.150%	06/25/2013	07/09/2013	1,759	(1,760)
GSC	0.140%	06/04/2013	07/03/2013	4,319	(4,321)
	0.160%	06/27/2013	07/18/2013	464	(464)

					$(38,722)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $190,433 at a weighted average interest rate of 0.142%.
(3)	Payable for sale-buyback transactions includes $43 of deferred price drop on sale-buyback transactions.

(d)	Securities with an aggregate market value of $184,399 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

(e)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$22,800	$60	$(366)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	30,000	21	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	30,000	81	(655)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	56,500	201	(906)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	76,900	108	(22)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013	76,900	331	(1,105)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	78,000	227	(1,403)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	93,500	56	(2)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	93,500	229	(2,040)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013	23,600	119	(339)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	18,700	75	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	12,900	86	(196)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	25,400	104	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	13,200	71	(201)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	12,200	212	(212)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	5,800	100	(100)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013	5,000	16	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013	5,000	36	(190)

							$2,133	$(7,739)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$66	$(13)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	151	(26)

						$217	$(39)

(f)	Securities with an aggregate market value of $7,905 have been pledged as collateral for swaptions as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$8,132	$0	$8,132
Industrials	0	6,521	0	6,521
Municipal Bonds & Notes
California	0	10,008	0	10,008
New York	0	771	0	771
Texas	0	647	0	647
U.S. Government Agencies	0	186,129	2,470	188,599
U.S. Treasury Obligations	0	1,703,623	0	1,703,623
Mortgage-Backed Securities	0	33,275	0	33,275
Asset-Backed Securities	0	2,046	0	2,046
Short-Term Instruments
Repurchase Agreements	0	674	0	674
U.S. Treasury Bills	0	900	0	900
Central Funds Used for Cash Management Purposes	87,193	0	0	87,193
	$87,193	$1,952,726	$2,470	$2,042,389

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$0	$(7,739)	$(39)	$(7,778)

Totals	$87,193	$1,944,987	$2,431	$2,034,611

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$2,775	$0	$(297)	$0	$(1)	$(7)	$0	$0	$2,470	$(12)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(44)	$0	$0	$0	$0	$5	$0	$0	$(39)	$5

Totals	$2,731	$0	$(297)	$0	$(1)	$(2)	$0	$0	$2,431	$(7)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$874	Benchmark Pricing	Base Price	97.25 - 97.88
	1,596	Third Party Vendor	Broker Quote	99.98

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(39)	Indicative Market Quotations	Broker Quote	0.16

Total	$2,431

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.3%
Biomet, Inc.
3.193% - 3.195% due 03/25/2015	$880	$882
3.943% - 4.023% due 07/25/2017	10,620	10,594
Community Health Systems, Inc.
2.445% due 07/25/2014	642	644
2.695% - 4.750% due 10/25/2016	11,009	11,036
Dell, Inc.
5.000% - 6.250% due 11/06/2013	17,200	17,154
H.J. Heinz Co.
3.500% due 06/05/2020	171,600	171,803
HCA, Inc.
2.695% due 05/02/2016	23,075	23,027
2.945% due 05/01/2018	1,903	1,897
Health Management Associates, Inc.
2.780% due 11/18/2016	1,711	1,715
Intelsat Jackson Holdings Ltd.
4.250% due 04/02/2018	4,925	4,942
Nielsen Finance LLC
2.193% due 02/02/2017	13,125	13,201
Novelis, Inc.
3.750% due 03/10/2017	22,035	22,139
Scientific Games International, Inc.
3.450% due 06/30/2015	7,933	7,914
Springleaf Financial Funding Co.
5.500% due 05/10/2017	23,335	23,397
SunGard Data Systems, Inc.
1.942% due 02/28/2014	19	19
Vodafone Americas Finance, Inc.
6.250% due 07/11/2016	13,509	13,746
Warner Chilcott Co. LLC
3.194% - 3.195% due 08/20/2017	463	463

Total Bank Loan Obligations (Cost $323,234)		324,573

CORPORATE BONDS & NOTES 14.8%
BANKING & FINANCE 11.8%
Ally Financial, Inc.
2.475% due 12/01/2014	9,161	9,137
3.125% due 01/15/2016	4,000	3,992
3.672% due 06/20/2014	3,400	3,447
4.500% due 02/11/2014	34,100	34,475
4.625% due 06/26/2015	10,800	11,074
5.900% due 10/15/2019	18	18
6.000% due 02/15/2019	591	586
6.000% due 03/15/2019	2,865	2,825
6.050% due 08/15/2019	21	20
6.050% due 10/15/2019	951	926
6.100% due 09/15/2019	490	484
6.150% due 03/15/2016	531	525
6.250% due 12/15/2018	933	920
6.300% due 03/15/2016	185	183
6.400% due 12/15/2018	208	204
6.500% due 09/15/2016	210	209
6.500% due 10/15/2016	40	40
6.500% due 06/15/2018	1,215	1,205
6.500% due 11/15/2018	1,010	986
6.500% due 12/15/2018	843	825
6.600% due 05/15/2018	821	809
6.600% due 06/15/2019	38	38
6.650% due 04/15/2016	195	197
6.650% due 06/15/2018	97	97
6.650% due 10/15/2018	809	800
6.700% due 08/15/2016	100	99
6.700% due 06/15/2018	1,592	1,568
6.700% due 11/15/2018	562	549
6.750% due 12/01/2014	24,078	25,425
6.750% due 08/15/2016	2,172	2,172
6.750% due 09/15/2016	10	10
6.750% due 11/15/2016	25	25
6.750% due 03/15/2018	100	100
6.750% due 07/15/2018	500	501
6.750% due 09/15/2018	147	145
6.750% due 10/15/2018	50	49
6.750% due 11/15/2018	175	171
6.750% due 06/15/2019	75	73

6.800% due 09/15/2016		71	70
6.800% due 09/15/2018		824	825
6.800% due 10/15/2018		321	314
6.850% due 04/15/2016		389	391
6.875% due 08/15/2016		35	35
6.875% due 07/15/2018		835	823
6.900% due 07/15/2018		256	256
6.900% due 08/15/2018		156	153
7.000% due 07/15/2016		10	10
7.000% due 02/15/2018		506	506
7.000% due 03/15/2018		288	288
7.000% due 05/15/2018		1,141	1,137
7.000% due 08/15/2018		160	159
7.000% due 09/15/2018		956	947
7.050% due 03/15/2018		345	345
7.050% due 04/15/2018		374	373
7.150% due 09/15/2018		319	317
7.250% due 06/15/2016		178	181
7.250% due 01/15/2018		608	609
7.250% due 04/15/2018		100	100
7.250% due 08/15/2018		1,856	1,854
7.250% due 01/15/2025		3,495	3,467
7.300% due 01/15/2018		6,579	6,569
7.500% due 12/31/2013		3,800	3,904
7.500% due 06/15/2016		117	116
7.500% due 12/15/2017		590	590
8.300% due 02/12/2015		21,500	23,220
American Express Credit Corp.
7.300% due 08/20/2013		8,700	8,780
American International Group, Inc.
4.900% due 06/02/2014	CAD	500	487
5.050% due 10/01/2015		$36,300	39,381
5.600% due 10/18/2016		1,900	2,119
5.750% due 03/15/2067	GBP	2,800	4,057
6.765% due 11/15/2017		35,200	62,516
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$61,100	61,323
Banco Bradesco S.A.
2.374% due 05/16/2014		90,600	91,463
Banco do Brasil S.A.
4.500% due 01/22/2015		5,500	5,631
Banco Santander Brasil S.A.
4.625% due 02/13/2017		4,100	4,182
Banco Santander Chile
3.750% due 09/22/2015		45,200	46,688
Bank of America Corp.
0.537% due 10/14/2016		8,100	7,935
0.603% due 09/15/2014		6,000	5,974
0.605% due 08/15/2016		13,400	12,936
1.696% due 01/30/2014		8,500	8,548
5.420% due 03/15/2017		1,000	1,072
6.500% due 08/01/2016		15,575	17,570
7.375% due 05/15/2014		27,100	28,516
7.800% due 09/15/2016		1,000	1,153
Bank of America N.A.
0.553% due 06/15/2016		2,300	2,219
Bank of Montreal
1.300% due 10/31/2014		18,700	18,897
1.950% due 01/30/2018		53,100	54,310
Bankia S.A.
3.500% due 12/14/2015	EUR	8,300	10,915
BBVA Bancomer S.A.
4.500% due 03/10/2016		$10,050	10,477
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		13,100	13,500
BNP Paribas S.A.
1.179% due 01/10/2014		37,800	37,909
BPCE S.A.
2.023% due 02/07/2014		6,700	6,755
2.375% due 10/04/2013		10,500	10,549
Caledonia Generating LLC
1.950% due 02/28/2022		21,439	21,105
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		30,000	31,136
CIT Group, Inc.
4.750% due 02/15/2015		15,100	15,383
5.000% due 05/15/2017		4,200	4,310
5.250% due 04/01/2014		20,700	21,062
Citigroup, Inc.
0.544% due 06/09/2016		3,100	2,993
1.727% due 01/13/2014		34,800	35,003
2.275% due 08/13/2013		4,300	4,309
4.587% due 12/15/2015		5,903	6,307
4.750% due 05/19/2015		20	21
5.850% due 07/02/2013		4,100	4,100
6.000% due 12/13/2013		580	594

6.010% due 01/15/2015		4,365	4,663
6.500% due 08/19/2013		11,700	11,787
CNA Financial Corp.
5.850% due 12/15/2014		38,500	40,966
Commonwealth Bank of Australia
0.553% due 09/17/2014		51,400	51,560
Credit Agricole S.A.
1.726% due 01/21/2014		35,800	36,022
Dexia Credit Local S.A.
2.750% due 01/10/2014		3,500	3,537
2.750% due 04/29/2014		40,100	40,805
DNB Boligkreditt A/S
2.100% due 10/14/2016		3,600	3,696
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	897
1.570% due 02/14/2018		1,500,000	12,451
2.000% due 09/15/2015		$11,300	10,904
2.375% due 05/25/2016		21,700	20,886
3.000% due 11/17/2014		5,100	5,113
5.500% due 06/26/2017		35,100	36,504
Export-Import Bank of India
2.426% due 03/30/2016		1,500	1,497
Export-Import Bank of Korea
1.250% due 11/20/2015		94,400	93,543
2.072% due 03/21/2015		5,200	5,202
4.125% due 09/09/2015		2,000	2,111
5.875% due 01/14/2015		3,100	3,302
8.125% due 01/21/2014		107,200	111,361
First Horizon National Corp.
5.375% due 12/15/2015		15,600	16,863
Ford Motor Credit Co. LLC
1.373% due 08/28/2014		49,700	49,754
2.750% due 05/15/2015		20,000	20,287
7.000% due 10/01/2013		12,300	12,496
7.000% due 04/15/2015		14,800	16,082
8.000% due 06/01/2014		2,400	2,539
8.000% due 12/15/2016		3,600	4,224
8.700% due 10/01/2014		6,900	7,523
12.000% due 05/15/2015		5,000	5,933
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,312
Goldman Sachs Group, Inc.
1.273% due 02/07/2014		26,000	26,072
HBOS PLC
0.974% due 09/06/2017		32,300	29,991
6.750% due 05/21/2018		4,000	4,254
HCP, Inc.
5.650% due 12/15/2013		725	741
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,159
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,210
HSBC USA Capital Trust
8.380% due 05/15/2027		700	712
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,880
Industrial Bank of Korea
2.375% due 07/17/2017		39,200	38,153
3.750% due 09/29/2016		59,200	62,257
ING Bank NV
1.674% due 06/09/2014		19,200	19,361
International Lease Finance Corp.
4.875% due 04/01/2015		4,210	4,294
5.625% due 09/20/2013		9,430	9,520
5.650% due 06/01/2014		14,100	14,400
6.500% due 09/01/2014		2,000	2,090
6.625% due 11/15/2013		14,100	14,329
8.625% due 09/15/2015		9,400	10,328
Intesa Sanpaolo SpA
2.674% due 02/24/2014		30,500	30,617
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,407
JPMorgan Chase & Co.
0.471% due 09/26/2013		22,100	28,783
0.893% due 02/26/2016		$21,800	21,769
1.026% due 09/30/2013		9,900	9,918
1.322% due 03/20/2015		1,400	1,411
3.700% due 01/20/2015		5,600	5,818
4.650% due 06/01/2014		3,000	3,108
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	26,300	33,069
Korea Development Bank
3.250% due 03/09/2016		$74,100	76,763
4.000% due 09/09/2016		10,000	10,614
4.375% due 08/10/2015		2,000	2,111
8.000% due 01/23/2014		16,900	17,559

Korea Finance Corp.
3.250% due 09/20/2016		8,000	8,299
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,184	2,399
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	10,000	13,007
0.499% due 05/30/2014		10,000	12,991
0.658% due 07/22/2014		9,500	12,351
1.033% due 09/15/2026		$10,600	9,000
8.950% due 05/18/2017		180	203
Morgan Stanley
0.757% due 10/15/2015		8,800	8,634
1.875% due 01/24/2014		29,600	29,777
5.375% due 10/15/2015		6,900	7,389
6.000% due 04/28/2015		3,000	3,218
Murray Street Investment Trust
4.647% due 03/09/2017		14,912	15,797
National Bank of Canada
1.500% due 06/26/2015		7,500	7,592
National City Bank
0.623% due 12/15/2016		8,090	8,042
0.644% due 06/07/2017		7,950	7,869
Nationwide Building Society
4.650% due 02/25/2015		2,600	2,710
New York Life Global Funding
1.850% due 12/13/2013		19,200	19,321
Nordea Bank AB
2.250% due 03/20/2015		14,800	15,125
Pacific Life Global Funding CPI Linked Bond
3.482% due 06/02/2018		7,450	7,310
Petrobras Global Finance BV
1.894% due 05/20/2016		87,500	87,194
Preferred Term Securities Ltd.
0.823% due 03/24/2034		1,298	1,006
Pricoa Global Funding
0.476% due 09/27/2013		9,670	9,673
Prudential Covered Trust
2.997% due 09/30/2015		34,920	36,049
Qatari Diar Finance QSC
3.500% due 07/21/2015		65,300	67,585
QNB Finance Ltd.
3.125% due 11/16/2015		2,000	2,058
3.375% due 02/22/2017		8,000	8,240
Regions Financial Corp.
7.750% due 11/10/2014		5,721	6,184
Royal Bank of Scotland PLC
0.978% due 04/11/2016		5,956	5,539
Santander Issuances S.A.U.
5.911% due 06/20/2016		1,600	1,703
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		500	531
SLM Corp.
0.576% due 01/27/2014		3,000	2,974
3.875% due 09/10/2015		2,800	2,835
5.000% due 10/01/2013		1,545	1,555
5.000% due 04/15/2015		26,035	26,946
5.050% due 11/14/2014		12,200	12,505
5.375% due 05/15/2014		21,300	21,753
6.250% due 01/25/2016		60,700	64,570
SLM Corp. CPI Linked Bond
3.662% due 11/01/2013		2,946	2,955
SLM Student Loan Trust
0.759% due 12/15/2033	EUR	893	1,102
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		$98,400	98,663
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	20,500	26,684
6.900% due 12/15/2017		$1,125	1,110
Standard Chartered PLC
1.225% due 05/12/2014		9,300	9,366
Tayarra Ltd.
3.628% due 02/15/2022		19,746	21,179
TECO Finance, Inc.
6.750% due 05/01/2015		6,000	6,546
Toyota Motor Credit Corp.
0.728% due 10/11/2013		14,700	14,717
UBS AG
1.276% due 01/28/2014		14,294	14,371
2.250% due 08/12/2013		12,318	12,343
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,200	1,249
Wachovia Corp.
0.647% due 10/15/2016		38,570	37,907
Wells Fargo & Co.
1.500% due 07/01/2015		10,000	10,118

			2,819,415

INDUSTRIALS 2.2%
Amgen, Inc.
1.875% due 11/15/2014		5,000	5,077
AutoZone, Inc.
5.750% due 01/15/2015		12,900	13,848
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,819
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		$3,693	3,732
CNPC General Capital Ltd.
1.450% due 04/16/2016		39,500	39,046
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,610
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,412
Comcast Corp.
5.850% due 11/15/2015		2,100	2,340
COX Communications, Inc.
5.450% due 12/15/2014		832	888
CSX Corp.
7.900% due 05/01/2017		17,000	20,443
Daimler Finance North America LLC
1.472% due 09/13/2013		1,400	1,403
1.608% due 07/11/2013		25,600	25,606
6.500% due 11/15/2013		23,900	24,402
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,009
DISH DBS Corp.
6.625% due 10/01/2014		4,000	4,180
7.000% due 10/01/2013		6,800	6,883
7.750% due 05/31/2015		6,200	6,742
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,090
EOG Resources, Inc.
1.023% due 02/03/2014		88,700	89,029
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	26,686
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015	EUR	500	734
General Electric Co.
0.850% due 10/09/2015		$35,200	35,182
General Mills, Inc.
0.624% due 05/16/2014		3,000	3,004
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,180
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		20,900	20,038
HCA, Inc.
5.750% due 03/15/2014		6,020	6,155
Hewlett-Packard Co.
0.673% due 05/30/2014		4,600	4,578
Kinder Morgan, Inc.
5.150% due 03/01/2015		775	804
Lennar Corp.
5.500% due 09/01/2014		8,800	9,130
Mondelez International, Inc.
5.250% due 10/01/2013		3,575	3,617
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,234	3,452
Olin Corp.
6.750% due 06/15/2016		15,000	15,825
PACCAR, Inc.
6.875% due 02/15/2014		19,900	20,663
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	500	782
Petrobras International Finance Co.
3.875% due 01/27/2016		$9,500	9,820
Reynolds American, Inc.
7.625% due 06/01/2016		800	933
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	2,800	4,557
SABIC Capital BV
3.000% due 11/02/2015		$2,300	2,383
SABMiller PLC
5.700% due 01/15/2014		3,000	3,081
Sanofi
0.586% due 03/28/2014		17,625	17,663
Schlumberger Investment S.A.
0.824% due 09/12/2014		7,400	7,444
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	60,051
UAL Pass-Through Trust
10.400% due 05/01/2018		931	1,071

United Airlines, Inc.
6.750% due 09/15/2015	3,250	3,356
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	600	138
Vivendi S.A.
2.400% due 04/10/2015	2,100	2,140
Volkswagen International Finance NV
0.884% due 04/01/2014	2,900	2,907
Wynn Las Vegas LLC
7.875% due 11/01/2017	1,400	1,477

		530,410

UTILITIES 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	1,000	1,028
7.700% due 08/07/2013	89,600	89,891
Arizona Public Service Co.
5.800% due 06/30/2014	1,265	1,326
CMS Energy Corp.
2.750% due 05/15/2014	2,700	2,739
Duke Energy Corp.
3.950% due 09/15/2014	2,100	2,177
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	44,800	45,069
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,700	1,800
10.500% due 03/25/2014	8,000	8,495
Majapahit Holding BV
8.000% due 08/07/2019	5,000	5,650
NGPL PipeCo LLC
7.119% due 12/15/2017	5,000	4,875
Qtel International Finance Ltd.
3.375% due 10/14/2016	21,600	22,527
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	3,000	3,146
5.832% due 09/30/2016	7,359	7,837
Shell International Finance BV
3.100% due 06/28/2015	3,100	3,250

		199,810

Total Corporate Bonds & Notes (Cost $3,492,218)		3,549,635

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.0%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	4,050	4,735

FLORIDA 0.0%
Broward County, Florida Airport System Revenue Notes, Series 2012
5.000% due 10/01/2016	600	673

LOUISIANA 0.2%
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	36,500	36,581

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	5,000	5,075
3.093% due 03/01/2015	7,000	7,262

		12,337

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	6,000	5,659

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	5,063	5,149

Total Municipal Bonds & Notes (Cost $65,152)		65,134

U.S. GOVERNMENT AGENCIES 34.4%
Fannie Mae
0.253% due 12/25/2036	2,517	2,490
0.313% due 06/25/2034	597	586
0.393% due 10/27/2037	107,500	107,545
0.493% due 03/25/2037	7,518	7,553
0.543% due 03/25/2037 - 03/25/2044	12,124	12,184
0.553% due 03/25/2037	659	663

0.573% due 07/25/2037	8,909	8,974
0.593% due 06/25/2032 - 09/25/2035	779	777
0.663% due 07/25/2037 - 12/25/2040	12,054	12,171
0.693% due 05/25/2039 - 09/25/2041	99,256	100,684
0.793% due 05/25/2030	66	66
0.819% due 04/25/2022	5	5
0.843% due 05/25/2030 - 12/25/2037	8,977	9,080
0.875% due 08/28/2017 - 05/21/2018	21,700	21,245
0.893% due 10/25/2037	18,883	19,076
0.923% due 06/25/2040	2,779	2,801
0.928% due 11/01/2021	4,400	4,416
0.933% due 03/25/2040	63,479	64,194
0.943% due 03/25/2038 - 01/25/2040	55,515	56,191
1.000% due 01/25/2043	11,296	11,110
1.043% due 02/25/2040	6,676	6,743
1.093% due 07/25/2039	7,865	7,964
1.250% due 01/30/2017	2,300	2,315
1.374% due 07/01/2042 - 07/01/2044	1,361	1,383
1.375% due 01/01/2021	11	11
1.399% due 03/01/2035	537	553
1.424% due 09/01/2041	103	107
1.574% due 10/01/2030 - 11/01/2039	981	1,023
1.687% due 11/01/2017	9	9
1.795% due 11/01/2018	1	1
1.893% due 07/01/2017	15	16
1.904% due 03/01/2035	5,456	5,696
2.045% due 07/25/2017	141	140
2.229% due 11/01/2027	28	30
2.240% due 08/01/2017	2	2
2.248% due 11/01/2017	11	12
2.249% due 07/01/2018	4	4
2.250% due 07/01/2017	12	12
2.253% due 08/01/2029	462	487
2.259% due 05/01/2035	1,069	1,126
2.263% due 10/01/2035	3,236	3,460
2.281% due 12/01/2033	207	220
2.289% due 06/01/2017	3	3
2.301% due 01/01/2035	3,656	3,866
2.307% due 06/01/2022	3	3
2.310% due 08/01/2022	1,300	1,244
2.344% due 03/01/2035	1,272	1,350
2.357% due 11/01/2034	565	598
2.372% due 05/01/2035	2,950	3,128
2.381% due 04/01/2024	52	55
2.417% due 10/01/2034	2,146	2,287
2.455% due 03/01/2024	123	130
2.464% due 10/01/2024	107	108
2.492% due 04/01/2034	557	591
2.500% due 11/01/2027 - 07/01/2028	126,000	126,877
2.513% due 02/01/2028	112	120
2.537% due 07/01/2035	3,143	3,344
2.574% due 06/01/2035	1,066	1,130
2.585% due 11/01/2023	17	17
2.599% due 01/01/2024	69	74
2.617% due 07/01/2035	2,806	2,983
2.652% due 08/01/2035	4,345	4,632
2.691% due 09/01/2035	153	163
2.708% due 09/01/2032	873	927
2.757% due 09/01/2035	3,671	3,922
2.794% due 08/01/2035	1,164	1,239
2.864% due 06/01/2035	718	766
3.000% due 10/01/2020 - 09/01/2042	308,324	317,193
3.079% due 12/01/2017	10	10
3.500% due 09/01/2018 - 02/01/2043	413,331	431,313
4.000% due 04/01/2019 - 08/01/2043	2,434,481	2,540,072
4.250% due 05/25/2033	2,331	2,499
4.382% due 02/01/2028	5	5
4.452% due 12/01/2036	129	136
4.500% due 02/01/2016 - 08/01/2043	1,472,851	1,561,113
4.505% due 01/01/2028	27	29
4.580% due 09/01/2034	112	120
4.991% due 04/01/2018	204	218
5.000% due 02/13/2017 - 08/01/2043	1,070,521	1,156,481
5.243% due 11/01/2035	75	80
5.375% due 06/12/2017	9,900	11,468
5.500% due 10/01/2017 - 08/01/2043	777,883	845,511
6.000% due 05/01/2016 - 07/01/2043	136,978	149,567
6.062% due 12/25/2042	2,383	2,666
6.307% due 02/25/2037 (a)	36,644	4,795
6.500% due 07/25/2023 - 03/01/2038	11,552	12,990
7.000% due 05/01/2026 - 04/01/2034	98	110
7.537% due 01/25/2043	7,500	7,390
8.000% due 11/25/2023 - 11/01/2031	1,253	1,504
8.500% due 04/01/2025	81	95
8.800% due 01/25/2019	35	39
9.000% due 03/25/2021 - 04/25/2021	121	137

9.250% due 10/25/2018	2	2
9.500% due 03/25/2020 - 11/01/2025	327	382
10.000% due 08/01/2015 - 05/01/2022	1	0
11.000% due 11/01/2020	1	1
11.750% due 02/01/2016	1	1
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	40,528	41,931
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	1,881	1,840
Freddie Mac
0.343% due 07/15/2019 - 08/15/2019	15,774	15,780
0.453% due 08/25/2031	2,225	2,180
0.473% due 09/25/2031	4,019	3,733
0.493% due 05/15/2036	8,533	8,552
0.523% due 02/15/2037	417	420
0.533% due 02/15/2037	167	168
0.593% due 06/15/2018	973	978
0.643% due 11/15/2030 - 10/15/2041	22,745	22,918
0.693% due 09/15/2041	40,208	40,715
0.750% due 01/12/2018	1,500	1,454
0.803% due 07/15/2037	562	567
0.875% due 03/07/2018	21,300	20,635
0.893% due 08/15/2037	1,049	1,059
0.913% due 09/15/2037	12,025	12,146
1.000% due 06/29/2017 - 09/29/2017	32,300	31,985
1.043% due 12/15/2039	132	133
1.048% due 01/15/2038	14,578	14,736
1.200% due 10/15/2020	20	20
1.250% due 08/01/2019 - 03/15/2021	2,312	2,208
1.574% due 07/25/2044	677	696
1.625% due 03/01/2017	8	8
1.750% due 01/01/2017	1	1
2.015% due 02/01/2020	71	72
2.200% due 10/01/2027	16	17
2.250% due 11/01/2022	150	157
2.338% due 06/01/2024	29	31
2.365% due 11/01/2023	8	8
2.375% due 02/01/2023	1	1
2.384% due 12/01/2022	25	27
2.406% due 10/01/2023	49	50
2.451% due 09/01/2023	7	7
2.482% due 07/01/2027	46	49
2.500% due 03/01/2035 - 04/01/2035	5,533	5,899
2.501% due 04/01/2035	393	412
2.538% due 04/01/2035	2,691	2,856
2.563% due 08/01/2035	8,196	8,767
2.600% due 03/01/2035	298	316
2.613% due 03/01/2035	1,451	1,542
2.624% due 01/01/2024	29	30
2.724% due 10/01/2035	4,335	4,636
2.733% due 07/01/2035	55	58
2.948% due 04/01/2035	1,252	1,339
3.000% due 03/15/2041	8,384	8,623
3.047% due 05/15/2040 (a)	49,306	50,090
3.063% due 02/01/2037	83	89
3.095% due 08/15/2032	297	311
3.750% due 03/27/2019	2,100	2,311
4.000% due 01/15/2024 (a)	903	111
4.000% due 02/01/2041 - 08/01/2043	20,171	20,976
4.375% due 07/17/2015	2,800	3,026
4.500% due 09/15/2018 - 06/01/2041	35,972	37,971
5.000% due 02/16/2017 - 07/01/2043	17,917	19,341
5.500% due 11/01/2013 - 01/01/2039	17,824	19,550
5.971% due 05/01/2037	157	169
6.000% due 02/01/2016 - 10/01/2035	1,966	2,094
6.278% due 07/15/2036 (a)	6,000	995
6.500% due 02/15/2014 - 07/25/2043	27,190	30,335
6.958% due 08/15/2036 (a)	21,588	3,506
7.000% due 01/01/2030 - 04/01/2032	32	36
7.500% due 07/15/2030	238	278
8.000% due 04/15/2021 - 12/01/2024	97	104
8.500% due 06/01/2022 - 11/01/2025	307	356
9.000% due 12/15/2020 - 08/01/2022	117	132
9.500% due 08/01/2016 - 09/01/2021	43	48
10.000% due 11/01/2016 - 05/15/2020	13	15
Ginnie Mae
0.743% due 12/16/2025	61	62
1.625% due 03/20/2017 - 02/20/2032	5,674	5,927
1.750% due 05/20/2022 - 07/20/2034	3,179	3,320
1.945% due 02/20/2041	26,915	27,221
2.000% due 09/20/2024 - 07/20/2030	895	933
2.500% due 11/20/2026	5	5
3.000% due 04/20/2016	2	2
4.000% due 03/20/2019	12	13
5.000% due 06/20/2032 - 01/15/2041	13,134	14,206
5.500% due 10/17/2022	50	52

6.500% due 01/15/2028		1	2
7.000% due 06/15/2024 - 06/15/2027		5	6
7.500% due 03/15/2022 - 09/15/2031		52	57
8.000% due 05/15/2016 - 06/20/2031		636	674
8.500% due 12/15/2021 - 05/15/2030		4	4
9.000% due 08/15/2030 - 09/15/2030		150	164
9.500% due 10/15/2016 - 06/15/2025		12	12
10.000% due 09/15/2018 - 11/15/2020		1	1
10.500% due 11/15/2019 - 02/15/2021		1	0
Small Business Administration
4.310% due 04/01/2029		20,135	21,727
5.110% due 04/01/2025		391	431
5.640% due 04/01/2026		9,891	10,933
Vendee Mortgage Trust 6.500% due 05/15/2029		22,747	26,337

Total U.S. Government Agencies (Cost $8,290,882)			8,242,302

U.S. TREASURY OBLIGATIONS 7.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)		379,114	371,280
0.125% due 07/15/2022		718,458	702,180
0.625% due 07/15/2021 (j)		194,279	200,570
1.125% due 01/15/2021		102,156	109,252
1.250% due 07/15/2020 (j)		119,850	130,201
1.375% due 01/15/2020 (j)		54,305	59,177
2.125% due 01/15/2019		433	490
2.375% due 01/15/2025		2,097	2,498
U.S. Treasury Notes
0.625% due 11/30/2017 (j)(l)		50,200	48,920
0.625% due 04/30/2018 (j)		83,400	80,569
0.750% due 12/31/2017 (j)(l)		158,600	155,124

Total U.S. Treasury Obligations (Cost $2,001,427)			1,860,261

MORTGAGE-BACKED SECURITIES 5.9%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		753	768
Aggregator of Loans Backed by Assets PLC
2.760% due 12/16/2042	GBP	17,915	28,090
American Home Mortgage Assets Trust
0.403% due 10/25/2046		$20,330	13,421
American Home Mortgage Investment Trust
1.914% due 09/25/2045		252	247
2.416% due 02/25/2045		91	91
Arran Residential Mortgages Funding PLC
1.603% due 05/16/2047	EUR	669	884
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049		$3,400	3,822
Banc of America Funding Corp.
0.432% due 05/20/2035		5,297	4,826
0.473% due 07/25/2037		19,372	15,694
2.639% due 05/25/2035		898	904
2.700% due 02/20/2036		3,852	3,810
Banc of America Large Loan Trust
2.493% due 11/15/2015		16,266	16,317
Banc of America Mortgage Trust
2.875% due 05/25/2033		140	138
2.945% due 02/25/2035		670	659
3.110% due 09/25/2035		13,547	12,131
6.500% due 10/25/2031		1,150	1,219
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.500% due 07/10/2043		9,423	9,896
BCAP LLC Trust
0.343% due 05/26/2037		5,600	5,426
0.365% due 09/26/2035		9,874	9,671
BCRR Trust
5.858% due 07/17/2040		1,450	1,602
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		444	438
2.489% due 08/25/2033		2,635	2,602
2.573% due 04/25/2033		2,610	2,652
2.600% due 03/25/2035		1,486	1,471
2.677% due 02/25/2033		190	191
2.734% due 11/25/2030		45	45
2.771% due 10/25/2036 ^		2,926	2,366
2.793% due 03/25/2035		789	783
2.845% due 01/25/2035		2,257	2,100
2.895% due 08/25/2035		44,539	39,428
2.913% due 08/25/2035 ^		6,940	5,712
2.915% due 08/25/2033		664	654
2.959% due 02/25/2033		475	422
2.976% due 01/25/2035		12	12
3.071% due 01/25/2034		36	36
5.250% due 03/25/2035		419	399

Bear Stearns Alt-A Trust
2.463% due 09/25/2034		1,258	1,210
2.529% due 04/25/2035		16,472	14,767
2.709% due 05/25/2035		670	629
2.864% due 09/25/2035		5,124	4,220
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,500	1,648
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		10,384	7,879
Chevy Chase Funding LLC
0.473% due 01/25/2035		1,623	1,450
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		133	131
2.570% due 10/25/2035		33	32
2.823% due 03/25/2034		1,962	1,953
2.937% due 03/25/2036		15,942	13,883
Countrywide Alternative Loan Trust
0.373% due 05/25/2047		8,660	6,595
0.473% due 02/25/2037		10,162	7,027
0.593% due 06/25/2036 ^		1,263	778
Countrywide Home Loan Mortgage Pass-Through Trust
0.483% due 04/25/2035		2,839	2,412
2.459% due 02/20/2036		18,429	13,910
5.000% due 08/25/2019		756	772
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		1,012	932
2.656% due 10/25/2033		206	202
4.499% due 11/15/2037		1,003	1,004
4.848% due 06/25/2032		57	56
Credit Suisse Mortgage Capital Certificates
0.491% due 02/27/2036		14,047	13,182
2.628% due 02/26/2036		5,519	5,189
2.726% due 05/26/2036		3,477	3,382
2.753% due 09/26/2047		8,472	8,618
Credit Suisse Mortgage Pass-Through Certificates
0.313% due 02/15/2022		3,692	3,661
5.383% due 02/15/2040		4,500	4,855
5.448% due 01/15/2049		1,600	1,602
5.954% due 09/15/2039		3,900	4,028
DBRR Trust
0.853% due 02/25/2045		37,516	37,515
DLJ Acceptance Trust
11.000% due 08/01/2019		25	29
EMF-NL
1.060% due 04/17/2041	EUR	3,000	2,002
1.210% due 07/17/2041		7,300	7,174
First Horizon Alternative Mortgage Securities
2.313% due 09/25/2034		$673	664
2.339% due 09/25/2035		1,365	1,139
First Horizon Mortgage Pass-Through Trust
2.545% due 02/25/2035		685	683
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		14	14
Granite Master Issuer PLC
0.302% due 12/20/2054	EUR	7,890	10,004
0.322% due 12/20/2054		27,848	35,359
0.332% due 12/20/2054		$51,475	49,931
0.373% due 12/17/2054		3,460	3,357
0.392% due 12/20/2054		44,184	42,859
0.452% due 12/20/2054		7,220	7,004
0.603% due 12/17/2054	GBP	2,536	3,762
0.603% due 12/20/2054		4,475	6,628
0.813% due 12/20/2054		37,896	56,187
Granite Mortgages PLC
0.889% due 09/20/2044		1,129	1,690
Great Hall Mortgages PLC
0.403% due 06/18/2039		$19,053	16,944
Greenpoint Mortgage Funding Trust
0.273% due 10/25/2046		1	1
0.273% due 01/25/2047 ^		1	1
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	522
5.224% due 04/10/2037		54,273	58,236
5.444% due 03/10/2039		7,400	8,210
6.056% due 07/10/2038		300	333
GS Mortgage Securities Trust
1.103% due 03/06/2020		5,674	5,689
1.260% due 03/06/2020		14,900	14,944
1.456% due 03/06/2020		10,400	10,433
1.731% due 03/06/2020		1,825	1,830
2.202% due 03/06/2020		2,900	2,911
5.396% due 08/10/2038		9,197	9,465
GSR Mortgage Loan Trust
2.831% due 07/25/2035		2,158	1,730
6.000% due 03/25/2032		113	119

Harborview Mortgage Loan Trust
2.765% due 07/19/2035		7,483	6,393
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	13,509	17,708
IndyMac Mortgage Loan Trust
0.403% due 05/25/2046		$3,748	3,126
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		52,695	58,035
JPMorgan Chase Commercial Mortgage Securities Trust
0.568% due 07/15/2019		442	430
0.643% due 07/15/2019		12,800	12,428
4.878% due 01/15/2042		6,892	7,185
5.420% due 01/15/2049		2,285	2,540
6.003% due 06/15/2049		18,945	21,285
JPMorgan Mortgage Trust
2.882% due 07/25/2035		932	930
2.893% due 04/25/2037 ^		1,338	1,056
3.010% due 08/25/2035 ^		13,083	12,084
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		6,198	6,934
Mall Funding PLC
1.184% due 04/22/2017	GBP	4,273	6,182
Marble Arch Residential Securitisation Ltd.
0.850% due 03/20/2036	EUR	186	239
1.150% due 03/20/2036	GBP	179	268
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034		$748	766
MASTR Alternative Loan Trust
4.500% due 11/25/2018		2,379	2,390
MASTR Asset Securitization Trust
5.500% due 09/25/2033		5,293	5,591
Merrill Lynch Floating Trust
0.731% due 07/09/2021		139,152	138,496
Merrill Lynch Mortgage Investors Trust
0.443% due 11/25/2035		1,202	1,114
Merrill Lynch Mortgage Trust
6.038% due 06/12/2050		1,662	1,770
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,441
Morgan Stanley Mortgage Loan Trust
0.453% due 04/25/2035		16,535	14,355
0.463% due 11/25/2035		3,700	3,529
0.513% due 01/25/2035		2,207	2,039
2.584% due 08/25/2034		1,274	1,247
5.500% due 11/25/2035		6,000	6,009
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		6,200	6,969
5.982% due 08/15/2045		9,500	10,686
MortgageIT Trust
0.513% due 02/25/2035		2,215	2,113
Newgate Funding PLC
0.810% due 12/15/2050	EUR	2,500	2,970
Opera Finance PLC
0.428% due 10/20/2014		8,913	11,517
Paine Webber CMO Trust
8.950% due 07/01/2018		$3	3
Permanent Master Issuer PLC
1.911% due 07/15/2042	EUR	3,600	4,767
Prime Mortgage Trust
0.593% due 02/25/2019		$58	57
0.593% due 02/25/2034		1,939	1,886
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	1,158	1,722
Resecuritization Mortgage Trust
0.445% due 04/26/2021		$21	20
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036		244	221
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,346
6.068% due 02/17/2051		10,000	10,223
Silverstone Master Issuer PLC
1.826% due 01/21/2055		10,000	10,234
SOMF Ltd.
0.664% due 04/22/2017 (g)	GBP	28,994	41,952
Structured Adjustable Rate Mortgage Loan Trust
2.578% due 02/25/2034		$160	159
Structured Asset Mortgage Investments Trust
0.323% due 03/25/2037		189	140
0.473% due 02/25/2036		4,351	3,344
0.852% due 09/19/2032		3,185	3,061
0.852% due 10/19/2034		410	405
9.165% due 06/25/2029		243	257
Structured Asset Securities Corp.
2.352% due 01/25/2032		99	86
2.473% due 06/25/2033		363	357
5.250% due 09/25/2034		4,045	4,207

Suntrust Adjustable Rate Mortgage Loan Trust
2.955% due 01/25/2037 ^		5,489	5,037
Thornburg Mortgage Securities Trust
2.734% due 10/25/2045		18,531	17,292
2.784% due 12/25/2045		14,151	13,102
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		3,825	3,818
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		24,836	24,638
0.333% due 06/15/2020		73,200	71,031
5.421% due 04/15/2047		9,493	9,515
5.509% due 04/15/2047		6,200	6,840
5.572% due 10/15/2048		16,500	18,293
5.932% due 06/15/2049		578	575
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045		2,433	2,179
0.463% due 12/25/2045		7,723	6,863
0.483% due 10/25/2045		192	175
0.503% due 01/25/2045		220	201
0.558% due 11/25/2034		8,817	8,207
0.899% due 01/25/2047		6,315	5,894
1.169% due 08/25/2046		157	129
1.368% due 11/25/2042		1,158	1,066
1.568% due 06/25/2042		1,782	1,633
1.568% due 08/25/2042		1,608	1,483
2.220% due 02/27/2034		94	96
2.220% due 01/25/2047		4,318	3,905
2.463% due 01/25/2036		628	570
2.470% due 09/25/2046		137	127
2.558% due 03/25/2034		1,943	1,919
Washington Mutual MSC Mortgage Pass-Through Certificates
2.190% due 02/25/2033		21	20
2.418% due 02/25/2033		117	114
Wells Fargo Mortgage-Backed Securities Trust
2.611% due 02/25/2035		1,012	1,006
2.613% due 07/25/2036 ^		13,692	12,100
2.617% due 01/25/2035		4,131	4,071
2.641% due 03/25/2036		17,761	17,276
2.663% due 03/25/2035		803	811
2.707% due 04/25/2036		438	399
2.720% due 04/25/2036		2,767	2,599
4.693% due 12/25/2033		1,062	1,075
5.500% due 12/25/2035		228	226

Total Mortgage-Backed Securities (Cost $1,406,261)			1,423,860

ASSET-BACKED SECURITIES 6.0%
Academic Loan Funding Trust
0.993% due 12/27/2022		2,681	2,708
Access Group, Inc.
1.576% due 10/27/2025		6,297	6,295
Accredited Mortgage Loan Trust
0.323% due 02/25/2037		8,443	7,604
0.430% due 09/25/2035		446	438
0.543% due 04/25/2035		9,336	8,962
ALM Loan Funding
1.074% due 11/20/2020		3,427	3,425
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.496% due 11/25/2034		5,592	5,558
0.653% due 07/25/2035		6,900	6,390
0.663% due 01/25/2035		298	295
0.693% due 09/25/2035		7,300	6,175
1.543% due 02/25/2033		2,616	2,570
AMMC CLO Ltd.
0.498% due 05/03/2018		1,958	1,957
Amortizing Residential Collateral Trust
0.733% due 06/25/2032		63	58
0.773% due 07/25/2032		744	673
Apidos CDO Ltd.
0.536% due 07/27/2017		7,209	7,183
Asset-Backed Securities Corp. Home Equity Loan Trust
0.423% due 05/25/2037		30,073	13,692
0.713% due 06/15/2031		4	4
AUTO ABS SRL
0.347% due 10/25/2020	EUR	574	747
Avenue CLO Ltd.
0.536% due 10/30/2017		$20,175	20,171
Bear Stearns Asset-Backed Securities Trust
0.253% due 01/25/2037		361	355
0.273% due 10/25/2036		235	231
0.693% due 06/25/2035		6,143	5,965
0.873% due 09/25/2035		917	904
1.193% due 10/25/2037		19,056	16,470
1.193% due 11/25/2042		804	778
1.393% due 03/25/2043		4,466	3,984

BNC Mortgage Loan Trust
0.313% due 11/25/2036		723	714
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	42,634	54,029
Callidus Debt Partners CLO Fund Ltd.
0.538% due 04/17/2020		$10,965	10,967
Carrington Mortgage Loan Trust
0.293% due 06/25/2037		395	382
Centex Home Equity Loan Trust
0.813% due 09/25/2034		3,808	3,328
Chase Issuance Trust
1.773% due 09/15/2015		7,000	7,020
Citibank Omni Master Trust
2.943% due 08/15/2018		44,500	45,711
Concord Real Estate CDO Ltd.
0.473% due 12/25/2046		12,964	12,316
Countrywide Asset-Backed Certificates
0.323% due 06/25/2047		4,186	4,123
0.373% due 09/25/2036		431	429
0.453% due 05/25/2036		1,879	1,871
0.533% due 04/25/2036		7,900	6,830
0.913% due 07/25/2034		5,300	4,693
0.943% due 03/25/2034		3,000	2,785
Credit Suisse First Boston Mortgage Securities Corp.
0.893% due 07/25/2032		12	9
Denali Capital CLO Ltd.
0.536% due 04/21/2020		30,600	30,537
Dryden Leveraged Loan CDO
0.523% due 05/22/2017		10,997	10,962
Duane Street CLO Ltd.
0.528% due 01/11/2021		7,769	7,738
Educational Services of America, Inc.
1.343% due 09/25/2040		38,487	39,419
EquiFirst Mortgage Loan Trust
0.673% due 01/25/2034		625	604
Eurocredit CDO BV
0.808% due 10/20/2016	EUR	12,460	16,062
First Franklin Mortgage Loan Trust
0.473% due 10/25/2035		$352	352
0.673% due 05/25/2035		2,800	2,480
1.018% due 05/25/2034		4,939	4,431
First NLC Trust
0.898% due 12/25/2035		7,791	7,186
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		476	477
Four Corners CLO Ltd.
0.547% due 01/26/2020		30,726	30,516
Franklin CLO Ltd.
0.533% due 06/15/2018		65,574	64,523
Fremont Home Loan Trust
0.253% due 01/25/2037		314	165
0.673% due 07/25/2035		3,528	3,526
Galaxy CLO Ltd.
0.536% due 10/20/2017		2,278	2,279
Gallatin CLO Ltd.
0.525% due 08/15/2017		1,815	1,812
Glacier Funding CDO Ltd.
0.605% due 11/12/2042		55,610	52,067
Global Senior Loan Index Fund
0.920% due 12/11/2023	EUR	7,342	9,134
Goldentree Loan Opportunities Ltd.
0.972% due 10/18/2021		$16,000	15,912
Grosvenor Place CLO BV
0.458% due 07/20/2021	EUR	1,972	2,530
GSAMP Trust
0.263% due 12/25/2036		$2,537	1,269
0.743% due 03/25/2034		1,607	1,602
1.063% due 11/25/2034		4,600	4,114
Gulf Stream Compass CLO Ltd.
0.535% due 01/24/2020		6,628	6,618
Gulf Stream Sextant CLO Ltd.
0.504% due 08/21/2020		4,004	3,991
Halcyon Structured Asset Management CLO Ltd.
0.464% due 05/21/2018		19,086	19,083
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		27,088	27,082
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	5,566	7,156
Hewett’s Island CDO Ltd.
0.545% due 08/09/2017		$616	617
Home Equity Asset Trust
0.473% due 08/25/2036		21,100	15,031
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		992	983
0.462% due 01/20/2035		1,622	1,602
0.672% due 03/20/2036		11,000	9,159

HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		67	32
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	6,778	8,624
Hyundai Capital Auto Funding Ltd.
1.193% due 09/20/2016		$10,751	10,770
ING Investment Management CLO Ltd.
0.528% due 12/13/2020		23,363	22,971
Inwood Park CDO Ltd.
0.501% due 01/20/2021		62,663	62,523
Landmark CDO Ltd.
0.552% due 07/15/2018		42,615	42,381
0.575% due 06/01/2017		1,072	1,070
Leopard CLO BV
0.572% due 04/21/2020	EUR	7,410	9,523
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		$597	565
1.018% due 06/25/2035		2,961	2,864
Madison Park Funding Ltd.
0.545% due 05/10/2019		18,568	18,542
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		11,006	11,090
Mercator CLO PLC
0.437% due 02/18/2024	EUR	16,237	20,681
Merrill Lynch Mortgage Investors Trust
0.393% due 08/25/2036		$13,543	13,074
0.483% due 08/25/2036		8,200	7,306
Mid-State Trust
4.864% due 07/15/2038		368	394
Morgan Stanley ABS Capital, Inc.
0.898% due 12/25/2034		6,100	6,008
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		8,336	8,311
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036		23	10
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		14,423	14,440
1.593% due 04/20/2019	GBP	10,032	15,268
Nautique Funding Ltd.
0.527% due 04/15/2020		$14,434	14,163
Navigare Funding CLO Ltd.
0.534% due 05/20/2019		2,265	2,257
Neptune Finance CCS Ltd.
0.891% due 04/20/2020		9,700	9,676
New Century Home Equity Loan Trust
0.473% due 10/25/2035		7,636	7,424
0.523% due 02/25/2036		16,000	13,157
0.673% due 03/25/2035		12,000	10,167
NOB Hill CLO Ltd.
0.525% due 08/15/2018		6,497	6,464
Nomura Home Equity Loan, Inc.
0.683% due 05/25/2035		5,600	4,845
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.473% due 12/25/2035		12,005	10,123
0.610% due 11/25/2035		45,890	40,532
Option One Mortgage Loan Trust
0.683% due 08/25/2035		2,800	2,280
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		195	196
RAAC Series
0.543% due 03/25/2034		989	958
0.673% due 03/25/2037		10,400	9,234
Renaissance Home Equity Loan Trust
0.813% due 03/25/2034		3,043	2,794
0.893% due 08/25/2032		40	35
Residential Asset Securities Corp. Trust
0.593% due 12/25/2035		4,200	3,640
0.633% due 01/25/2036		5,500	4,749
0.643% due 09/25/2035		6,285	5,938
0.653% due 06/25/2031		2	2
0.988% due 01/25/2035		1,794	1,639
1.018% due 07/25/2034		3,596	3,044
Saxon Asset Securities Trust
0.513% due 09/25/2047		7,400	5,878
0.988% due 03/25/2035		6,565	5,596
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		4,168	1,227
0.323% due 05/25/2037 ^		1,006	531
SLC Student Loan Trust
0.355% due 11/15/2021		15,256	15,175
SLM Student Loan Trust
0.406% due 01/25/2019		7,928	7,928
0.426% due 01/25/2021		2,620	2,616
0.446% due 04/27/2020		9,639	9,602
0.453% due 03/15/2024		22,600	21,578
0.469% due 12/15/2023	EUR	1,701	2,173

0.479% due 09/15/2021		4,791	6,227
0.776% due 10/25/2017		$6,424	6,431
0.943% due 10/16/2023		31,470	31,505
1.243% due 06/15/2023		44,866	45,011
1.293% due 12/15/2021		15,066	15,139
1.473% due 12/15/2033		714	696
1.776% due 04/25/2023		8,182	8,422
1.843% due 12/15/2017		7,821	7,843
Soundview Home Loan Trust
0.253% due 11/25/2036		1,772	656
South Carolina Student Loan Corp.
0.825% due 03/01/2018		214	214
1.025% due 03/02/2020		900	904
1.275% due 09/03/2024		3,500	3,551
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038		534	521
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		20,447	20,398
Stone Tower CLO Ltd.
0.533% due 05/26/2017		3,492	3,484
Structured Asset Investment Loan Trust
0.653% due 06/25/2035		3,200	2,917
0.898% due 03/25/2034		7,232	6,645
0.913% due 02/25/2035		6,500	5,338
1.168% due 10/25/2033		20,668	19,544
Structured Asset Securities Corp.
0.633% due 02/25/2035		1,412	1,291
0.643% due 11/25/2035		5,000	4,287
0.773% due 01/25/2033		400	374
0.793% due 02/25/2035		1,627	1,602
4.930% due 01/25/2035		282	283
Summit Lake CLO Ltd.
0.504% due 02/24/2018		1,558	1,560
Venture CDO Ltd.
0.506% due 01/20/2022		30,500	29,634
Wells Fargo Home Equity Trust
0.283% due 04/25/2037		427	424
0.733% due 08/25/2035		2,900	2,631
Wood Street CLO BV
0.544% due 11/22/2021	EUR	18,079	23,077

Total Asset-Backed Securities (Cost $1,422,881)			1,432,495

SOVEREIGN ISSUES 5.2%
Autonomous Community of Catalonia
1.500% due 09/16/2014	JPY	300,000	2,861
2.125% due 10/01/2014	CHF	1,000	1,040
2.750% due 03/24/2016		9,200	9,183
3.875% due 04/07/2015	EUR	16,800	21,634
4.750% due 06/04/2018		3,100	3,843
Autonomous Community of Madrid
4.200% due 09/24/2014		9,600	12,800
4.305% due 03/06/2014		9,500	12,567
Autonomous Community of Valencia
3.250% due 07/06/2015		3,800	4,782
4.375% due 07/16/2015		14,225	18,497
4.750% due 03/20/2014		6,300	8,342
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	70,000	21,846
Hydro-Quebec
1.375% due 06/19/2017		$10,000	9,974
2.000% due 06/30/2016		157,600	162,216
Indonesia Government International Bond
7.500% due 01/15/2016		1,400	1,545
Kommunalbanken A/S
1.375% due 06/08/2017		80,000	79,763
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,643
Mexico Government International Bond
2.500% due 12/10/2020 (d)	MXN	334,243	26,312
5.000% due 06/16/2016 (d)		264,424	22,686
6.250% due 06/16/2016		435,600	35,333
Province of British Columbia
1.200% due 04/25/2017		$22,000	22,155
Province of Ontario
1.100% due 10/25/2017		111,100	108,465
1.375% due 01/27/2014		33,100	33,295
1.600% due 09/21/2016		2,900	2,944
2.450% due 06/29/2022		20,000	18,865
3.000% due 07/16/2018		15,000	15,758
3.150% due 06/02/2022	CAD	117,400	111,222
3.200% due 09/08/2016		9,700	9,628
4.000% due 10/07/2019		$94,500	102,881
4.000% due 06/02/2021	CAD	115,900	117,747
4.200% due 03/08/2018		1,000	1,031
4.200% due 06/02/2020		2,300	2,375

4.300% due 03/08/2017		129,000	132,863
4.400% due 06/02/2019		2,600	2,714
4.400% due 04/14/2020		$25,000	27,743
Province of Quebec
2.750% due 08/25/2021		10,400	10,228
3.500% due 07/29/2020		21,700	22,856
4.250% due 12/01/2021	CAD	29,200	30,040
4.500% due 12/01/2017		6,400	6,671
4.500% due 12/01/2018		2,500	2,620
Republic of Korea
4.875% due 09/22/2014		$2,400	2,504
5.750% due 04/16/2014		4,000	4,147

Total Sovereign Issues (Cost $1,266,143)			1,246,619

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Citigroup Capital
7.875% due 10/30/2040		250,000	6,963
DG Funding Trust
2.534% due 07/29/2013 (e)		10,254	72,549
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		38,600	46,525
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (e)		8,050	10,279

Total Preferred Securities (Cost $165,465)			136,316

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.4%
CERTIFICATES OF DEPOSIT 2.2%
Bank of Nova Scotia
0.483% due 03/27/2014		$60,600	60,718
Dexia Credit Local S.A.
1.400% due 09/20/2013		36,600	36,660
1.500% due 09/27/2013		32,100	32,165
1.700% due 09/06/2013		287,900	288,459
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		70,400	70,053
0.000% due 11/01/2013		50,000	49,780
0.000% due 11/08/2013		700	697

			538,532

COMMERCIAL PAPER 3.6%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		195,300	194,639
British Telecommunications PLC
0.750% due 04/08/2014		18,400	18,313
Entergy Corp.
0.780% due 07/01/2013		22,600	22,600
0.790% due 07/02/2013		11,100	11,100
0.790% due 07/08/2013		7,400	7,399
0.790% due 07/09/2013		17,000	16,997
0.790% due 07/23/2013		16,200	16,192
0.800% due 07/15/2013		16,453	16,448
0.800% due 07/16/2013		8,300	8,297
0.800% due 07/18/2013		7,300	7,297
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		25,200	25,116
1.021% due 11/08/2013		39,100	38,963
1.021% due 12/20/2013		57,100	56,829
Kells Funding LLC
0.325% due 08/01/2013		10,000	9,997
Standard Chartered Bank
0.950% due 09/26/2013		55,100	55,074

Vodafone Group PLC
0.700% due 02/10/2014		48,800	48,639
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		51,800	51,699
0.740% due 10/10/2013		190,900	190,699
0.740% due 10/15/2013		58,300	58,235

			854,533

REPURCHASE AGREEMENTS (h) 0.1%
			13,313

MEXICO TREASURY BILLS 1.6%
3.807% due 09/05/2013 - 10/03/2013 (c)	MXN	5,023,400	384,170

U.S. TREASURY BILLS 0.1%
0.036% due 08/08/2013 - 08/22/2013 (c)(i)(l)		$14,259	14,258

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 21.8%
PIMCO Short-Term Floating NAV Portfolio		2,351	24
PIMCO Short-Term Floating NAV Portfolio III		523,053,664	5,225,829

			5,225,853

Total Short-Term Instruments (Cost $7,037,993)			7,030,659

Total Investments 105.6% (Cost $25,471,656)			$25,311,854
Written Options (k) (0.3%) (Premiums $26,622)			(61,657)
Other Assets and Liabilities (Net) (5.3%)			(1,286,986)

Net Assets 100.0%			$23,963,211

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SOMF Ltd.	0.664%	04/22/2017	12/11/2012	$44,493	$41,952	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$11,600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(12,089)	$11,600	$11,600
SSB	0.010%	06/28/2013	07/01/2013	1,713	Fannie Mae 2.200% due 10/17/2022	(1,750)	1,713	1,713

						$(13,839)	$13,313	$13,313

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $35,943 at a weighted average interest rate of (0.481%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	06/01/2028	$14,000	$14,498	$(14,335)
Fannie Mae	4.000%	07/01/2043	93,000	96,415	(96,880)
Fannie Mae	6.000%	07/01/2043	84,000	91,389	(91,310)
Freddie Mac	5.000%	07/01/2043	14,500	15,513	(15,479)

				$217,815	$(218,004)

(i)	Securities with an aggregate market value of $8,856 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	292	$30
3-Month Euribor June Futures	Long	06/2015	86	(74)
3-Month Euribor March Futures	Long	03/2015	114	(69)
90-Day Eurodollar December Futures	Long	12/2014	8	0
90-Day Eurodollar December Futures	Long	12/2015	28,531	(46,260)
90-Day Eurodollar June Futures	Long	06/2015	7,583	(4,046)
90-Day Eurodollar March Futures	Long	03/2015	22,678	(7,451)
90-Day Eurodollar March Futures	Long	03/2016	3,624	(5,921)
90-Day Eurodollar September Futures	Long	09/2014	44	4

				$(63,787)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$3,776,500	$13,189	$(13,378)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	241,100	33,027	17,897

					$46,216	$4,519

(j)	Securities with an aggregate market value of $67,385 and cash of $15 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	311,456	$	403,246	JPM	$0	$(2,161)	$(2,161)
07/2013		4,747		6,212	RYL	33	0	33
07/2013	GBP	210,091		318,498	HUS	0	(1,040)	(1,040)
07/2013	JPY	557,800		5,723	BRC	98	0	98
07/2013		11,908,867		120,624	UAG	544	0	544
07/2013	$	57,598	EUR	43,895	BPS	0	(462)	(462)
07/2013		78,218		60,069	BRC	307	(336)	(29)
07/2013		69,297		52,093	CBK	0	(1,490)	(1,490)
07/2013		13,957		10,694	DUB	16	(53)	(37)
07/2013		9,886		7,417	FBF	0	(232)	(232)
07/2013		52,953		39,695	GLM	0	(1,284)	(1,284)
07/2013		16,354		12,263	HUS	0	(392)	(392)
07/2013		39,618		30,162	JPM	0	(358)	(358)
07/2013		1,664		1,261	MSC	0	(22)	(22)
07/2013		56,940		42,992	RYL	0	(980)	(980)
07/2013		20,317		15,662	WST	70	0	70
07/2013		17,370	GBP	11,080	BPS	0	(518)	(518)
07/2013		248,356		161,565	BRC	73	(2,696)	(2,624)
07/2013		13,474		8,641	CBK	0	(332)	(332)
07/2013		35,062		23,305	DUB	384	0	384
07/2013		8,624		5,500	HUS	0	(258)	(258)
07/2013		19,778	JPY	1,927,700	BRC	0	(341)	(341)
07/2013		8,774		866,300	CBK	0	(39)	(39)
07/2013		24,368		2,320,800	DUB	0	(967)	(967)
07/2013		10,565		995,400	FBF	0	(529)	(529)
07/2013		40,868		3,890,100	JPM	0	(1,643)	(1,643)
08/2013	BRL	24,210	$	10,996	HUS	222	0	222
08/2013		24,222		10,992	MSC	212	0	212
08/2013	GBP	153,251		235,712	BRC	2,674	0	2,674
08/2013	IDR	53,570,000		5,408	HUS	150	0	150
08/2013	$	127,702	BRL	259,465	UAG	0	(12,233)	(12,233)
08/2013		113,503	EUR	87,185	BOA	0	(5)	(5)
08/2013		52,218		39,910	HUS	0	(263)	(263)
08/2013		40,016		30,761	MSC	29	0	29
08/2013		6,213		4,747	RYL	0	(33)	(33)
08/2013		1,000	IDR	9,922,000	FBF	0	(26)	(26)
08/2013		4,400		43,648,000	JPM	0	(115)	(115)
09/2013	CAD	445,397	$	437,153	DUB	14,496	0	14,496
09/2013	EUR	205,700		258,441	BOA	0	(9,381)	(9,381)
09/2013	MXN	319,808		24,734	BOA	222	0	222
09/2013		3,974,540		314,409	BPS	9,787	(8)	9,779
09/2013		30,938		2,425	FBF	54	0	54
09/2013		221,452		16,964	HUS	122	(131)	(9)
09/2013		1,067,683		83,482	JPM	1,705	(49)	1,656
09/2013		464,165		35,614	MSC	287	(249)	38
09/2013		4,725		354	UAG	0	(8)	(8)
09/2013	$	129,378	EUR	96,544	FBF	0	(3,670)	(3,670)
09/2013		178,850	MXN	2,258,146	HUS	0	(5,775)	(5,774)
09/2013		1,859		23,858	MSC	0	(31)	(31)
10/2013	MXN	30,795	$	2,410	FBF	53	0	53
12/2013	EUR	262,100		330,823	BOA	0	(10,615)	(10,615)
01/2014		77,600		97,961	BPS	0	(3,156)	(3,156)
04/2014		2,900		3,675	CBK	0	(105)	(105)
05/2014		77,800		98,377	BPS	0	(3,085)	(3,085)
06/2014		4,400		5,579	FBF	0	(159)	(159)

						$31,538	$(65,230)	$(33,692)

(k) Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		$684,000	$2,397	$0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	128,100	239	(149)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		128,100	285	(356)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		31,100	60	(36)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,100	68	(86)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		31,100	64	(36)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		31,100	64	(86)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$410,000	3,162	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,395,300	906	(37)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,395,300	3,488	(30,442)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		479,500	1,463	(8,627)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		749,100	749	(145)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		749,100	3,184	(10,761)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		40,500	20	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		40,500	109	(884)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		343,300	1,742	(4,932)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	362,700	1,935	(208)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		169,600	909	(97)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		241,600	1,426	(139)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$283,300	850	(1)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		283,300	2,040	(4,312)

								$25,160	$(61,335)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$89,700	$639	$(42)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	68,000	648	(32)
Put - OTC USD versus JPY	BOA		96.000	08/12/2013	29,600	175	(248)

						$1,462	$(322)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized (Depreciation)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	0.946%	$7,500	$(906)	$(902)	$(4)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BRC	1.000%	03/20/2017	1.067%	$8,000	$(17)	$(9)	$(8)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.638%	15,600	158	(203)	361
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%	7,800	31	44	(13)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.244%	20,000	41	0	41
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.295%	1,800	(11)	(16)	5
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%	19,800	(123)	(158)	35
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%	63,900	(801)	(102)	(699)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.473%	13,000	(190)	(122)	(68)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%	2,600	(16)	(41)	25
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%	4,700	(50)	(21)	(29)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%	33,500	(420)	(57)	(363)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%	20,000	(250)	(48)	(202)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.295%	25,000	(155)	(205)	50
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%	41,600	(258)	(339)	81
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%	19,500	(203)	(93)	(110)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%	65,100	(816)	(94)	(722)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%	6,000	(37)	(57)	20
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%	1,900	(12)	(18)	6
Caterpillar, Inc.	BRC	1.000%	09/20/2013	0.079%	10,000	25	93	(68)
Caterpillar, Inc.	GST	1.000%	06/20/2014	0.097%	43,600	402	505	(103)
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.982%	27,100	24	(2,192)	2,216
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	0.593%	12,000	171	(767)	938
General Electric Capital Corp.	BOA	1.000%	06/20/2016	0.766%	300	3	(4)	7
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%	16,600	317	0	317
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%	10,200	212	0	212
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.310%	11,100	60	(322)	382
General Electric Capital Corp.	MYC	1.000%	06/20/2014	0.378%	10,000	65	92	(27)
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.533%	500	0	(2)	2

Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.021%	3,200	0	(76)	76
Japan Government International Bond	BOA	1.000%	09/20/2015	0.343%	100,000	1,500	1,653	(153)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.390%	14,000	216	239	(23)
Japan Government International Bond	BPS	1.000%	09/20/2015	0.343%	25,000	375	413	(38)
Japan Government International Bond	BPS	1.000%	12/20/2015	0.390%	50,000	771	316	455
Japan Government International Bond	BRC	1.000%	03/20/2015	0.293%	16,700	210	88	122
Japan Government International Bond	BRC	1.000%	06/20/2015	0.321%	16,600	229	258	(29)
Japan Government International Bond	BRC	1.000%	12/20/2015	0.390%	20,400	315	358	(43)
Japan Government International Bond	GST	1.000%	06/20/2015	0.321%	8,000	110	120	(10)
Japan Government International Bond	UAG	1.000%	12/20/2015	0.390%	14,700	227	236	(9)
JPMorgan Chase & Co.	CBK	1.000%	06/20/2014	0.341%	30,700	209	280	(71)
JPMorgan Chase & Co.	CBK	1.000%	09/20/2014	0.389%	27,000	212	272	(60)
MetLife, Inc.	BRC	1.000%	09/20/2013	0.195%	10,000	22	(417)	439
MetLife, Inc.	GST	1.000%	09/20/2015	0.613%	10,000	89	(507)	596
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%	14,900	75	(115)	190
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%	7,700	(21)	(111)	90
Mexico Government International Bond	BRC	1.000%	03/20/2018	1.232%	15,000	(154)	(26)	(128)
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%	42,300	151	(240)	391
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%	11,000	(112)	(21)	(91)
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.789%	25,000	125	(205)	330
Mexico Government International Bond	HUS	1.000%	09/20/2015	0.789%	33,600	167	(260)	427
Mexico Government International Bond	HUS	1.000%	03/20/2018	1.232%	4,000	(41)	(6)	(35)
Mexico Government International Bond	JPM	1.000%	03/20/2018	1.232%	22,800	(233)	(39)	(194)
Mexico Government International Bond	MYC	1.000%	03/20/2018	1.232%	10,100	(104)	(20)	(84)
Morgan Stanley	BRC	1.000%	09/20/2014	0.821%	500	1	(14)	15
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.805%	6,000	(104)	(171)	67
Shell International Finance BV	FBF	1.000%	09/20/2015	0.189%	11,300	209	188	21
Toyota Motor Credit Corp.	BOA	1.000%	06/20/2014	0.170%	10,000	85	76	9
Toyota Motor Credit Corp.	DUB	1.000%	06/20/2014	0.170%	10,000	85	76	9
United Kingdom Gilt	GST	1.000%	03/20/2015	0.243%	5,600	75	33	42
Vodafone Group PLC	GST	1.000%	09/20/2015	0.464%	10,000	122	83	39

						$2,961	$(1,675)	$4,636

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$27,600	$446	$2,760	$(2,314)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	15,300	247	1,522	(1,275)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	95,000	2,616	10,159	(7,543)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	37,900	1,044	4,512	(3,468)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	400	11	46	(35)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	5,500	152	687	(535)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	55,900	1,540	6,314	(4,774)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	6,100	168	689	(521)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	18,200	501	2,168	(1,667)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	4,437	68	0	68
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	9,548	149	0	149

					$6,942	$28,857	$(21,915)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG	BRL	201,600	$(3,739)	$137	$(3,876)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		5,700	(105)	0	(105)
Pay	1-Year BRL-CDI	9.120%	01/02/2017	BPS		106,100	(1,786)	266	(2,052)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		20,000	(329)	72	(401)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		56,900	(943)	167	(1,110)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	28,800	(39)	(17)	(22)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		86,600	(115)	(55)	(60)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,136,000	180	(336)	516
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		641,000	103	(188)	291
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		310,000	50	(62)	112
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		917,100	147	(80)	227
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		343,000	55	23	32

							$(6,521)	$(73)	$(6,448)

(l)	Securities with an aggregate market value of $113,572 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$310,827	$13,746	$324,573
Corporate Bonds & Notes
Banking & Finance	0	2,791,000	28,415	2,819,415
Industrials	0	529,339	1,071	530,410
Utilities	0	199,810	0	199,810
Municipal Bonds & Notes
California	0	4,735	0	4,735
Florida	0	673	0	673
Louisiana	0	36,581	0	36,581
Minnesota	0	12,337	0	12,337
New York	0	5,659	0	5,659
Texas	0	5,149	0	5,149
U.S. Government Agencies	0	8,240,462	1,840	8,242,302
U.S. Treasury Obligations	0	1,860,261	0	1,860,261
Mortgage-Backed Securities	0	1,328,296	95,564	1,423,860
Asset-Backed Securities	0	1,376,173	56,322	1,432,495
Sovereign Issues	0	1,246,619	0	1,246,619
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	6,963	56,804	72,549	136,316
Short-Term Instruments
Certificates of Deposit	0	538,532	0	538,532
Commercial Paper	0	854,533	0	854,533
Repurchase Agreements	0	13,313	0	13,313
Mexico Treasury Bills	0	384,170	0	384,170
U.S. Treasury Bills	0	14,258	0	14,258
Central Funds Used for Cash Management Purposes	5,225,853	0	0	5,225,853
	$5,232,816	$19,809,531	$269,507	$25,311,854

Short Sales, at value
U.S. Government Agencies	0	(218,004)	0	(218,004)
	$0	$(218,004)	$0	$(218,004)

Financial Derivative Instruments - Assets
Credit Contracts	0	8,233	0	8,233
Foreign Exchange Contracts	0	31,537	0	31,537
Interest Rate Contracts	34	19,076	0	19,110
	$34	$58,846	$0	$58,880

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(25,517)	0	(25,517)
Foreign Exchange Contracts	0	(65,551)	0	(65,551)
Interest Rate Contracts	(63,821)	(82,339)	0	(146,160)
	$(63,821)	$(173,407)	$0	$(237,228)

Totals	$5,169,029	$19,476,966	$269,507	$24,915,502

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$13,948	$0	$0	$0	$0	$(202)	$0	$0	$13,746	$(203)
Corporate Bonds & Notes
Banking & Finance	58,164	0	(28,981)	(14)	(169)	(585)	0	0	28,415	(910)
Industrials	1,243	0	(150)	(1)	(3)	(18)	0	0	1,071	1
U.S. Government Agencies	1,890	0	(42)	0	0	(8)	0	0	1,840	(8)
Mortgage-Backed Securities	152,186	0	(13,198)	121	696	(2,289)	0	(41,952)	95,564	(1,229)
Asset-Backed Securities	162,487	0	(40,976)	39	317	491	0	(66,036)	56,322	(326)
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	74,500	0	0	0	0	(1,951)	0	0	72,549	(1,951)

Totals	$464,418	$0	$(83,347)	$145	$841	$(4,562)	$0	$(107,988)	$269,507	$(4,626)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$13,746	Third Party Vendor	Broker Quote	103.00
Corporate Bonds & Notes
Banking & Finance	21,105	Benchmark Pricing	Base Price	100.82
	7,310	Third Party Vendor	Broker Quote	98.12
Industrials	1,071	Third Party Vendor	Broker Quote	115.00
U.S. Government Agencies	1,840	Benchmark Pricing	Base Price	97.88
Mortgage-Backed Securities	95,564	Benchmark Pricing	Base Price	97.88 - 111.50
Asset-Backed Securities	3,424	Benchmark Pricing	Base Price	100.00
	52,898	Third Party Vendor	Broker Quote	100.17 - 102.42
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	72,549	Benchmark Pricing	Base Price	$ 7,183.47

Total	$269,507

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 6.9%
BANKING & FINANCE 3.4%
American International Group, Inc.
3.750% due 11/30/2013	$570	$577
Bank of America Corp.
0.603% due 09/15/2014	1,000	996
1.696% due 01/30/2014	3,000	3,017
7.375% due 05/15/2014	700	737
Caledonia Generating LLC
1.950% due 02/28/2022	633	623
Citigroup, Inc.
1.727% due 01/13/2014	500	503
2.275% due 08/13/2013	200	200
Goldman Sachs Group, Inc.
1.273% due 02/07/2014	2,300	2,306
JPMorgan Chase & Co.
0.893% due 02/26/2016	3,300	3,295
1.322% due 03/20/2015	400	403
4.750% due 03/01/2015	400	426
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016	700	688
Merrill Lynch & Co., Inc.
1.033% due 09/15/2026	400	340
Morgan Stanley
0.757% due 10/15/2015	1,300	1,275
5.375% due 10/15/2015	3,100	3,320
Prudential Covered Trust
2.997% due 09/30/2015	1,440	1,487
Toyota Motor Credit Corp.
0.564% due 05/17/2016	2,300	2,298
Wachovia Corp.
0.647% due 10/15/2016	1,600	1,572

		24,063

INDUSTRIALS 2.6%
Daimler Finance North America LLC
0.886% due 03/28/2014	1,000	1,003
1.059% due 04/10/2014	4,900	4,918
Dell, Inc.
2.100% due 04/01/2014	500	502
EOG Resources, Inc.
1.023% due 02/03/2014	1,600	1,606
General Electric Co.
0.850% due 10/09/2015	10,000	9,995
PACCAR, Inc.
6.875% due 02/15/2014	100	104

		18,128

UTILITIES 0.9%
Pacific Gas & Electric Co.
6.250% due 12/01/2013	6,600	6,752

Total Corporate Bonds & Notes (Cost $48,496)		48,943

U.S. GOVERNMENT AGENCIES 56.9%
Fannie Mae
0.543% due 07/25/2037	842	847
0.643% due 10/25/2030	68	68
0.773% due 06/25/2041	4,609	4,661
0.875% due 08/28/2017	100	98
0.913% due 06/25/2037	1,297	1,309
0.933% due 03/25/2040	2,020	2,042
1.125% due 04/27/2017	3,400	3,391
1.374% due 07/01/2042	160	164
1.424% due 09/01/2041	507	525
1.574% due 08/01/2030	119	123
2.301% due 01/01/2035	157	167
2.375% due 01/01/2024	97	104
2.492% due 11/01/2034	903	973
2.617% due 07/01/2035	125	133
2.864% due 06/01/2035	1,495	1,595
3.000% due 03/01/2021 - 08/01/2028	45,223	46,485
3.333% due 12/01/2034	565	587
4.000% due 10/01/2018 - 08/01/2043	34,528	36,097
4.410% due 09/01/2028	98	106

4.500% due 08/01/2018 - 08/01/2043	61,637	65,206
4.989% due 06/01/2015	2,605	2,762
5.000% due 02/13/2017-07/01/2043	76,553	82,882
5.375% due 06/12/2017	200	232
5.500% due 01/01/2025 - 08/01/2043	36,710	39,910
5.700% due 08/01/2018	968	1,040
6.000% due 11/01/2016 - 06/01/2040	12,311	13,379
6.062% due 12/25/2042	122	136
7.000% due 05/01/2029 - 04/01/2035	9,796	11,408
8.000% due 11/25/2023	78	90
9.250% due 10/25/2018	2	2
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	991	1,025
Freddie Mac
0.000% due 05/15/2037 (a)	4,519	4,263
0.343% due 07/15/2019 - 08/15/2019	499	499
0.593% due 06/15/2018	40	40
0.743% due 07/15/2041	3,619	3,644
0.803% due 07/15/2037	13,312	13,439
0.893% due 08/15/2037	1,789	1,807
0.913% due 05/15/2037	995	1,001
1.000% due 06/29/2017 - 07/28/2017	1,200	1,189
1.250% due 08/01/2019 - 10/02/2019	10,000	9,541
1.374% due 02/25/2045	481	487
1.750% due 05/30/2019	8,700	8,577
2.465% due 07/01/2023	63	63
2.733% due 07/01/2035	239	255
2.750% due 09/15/2040	3,756	3,839
3.000% due 08/01/2019	21,300	21,342
5.336% due 03/01/2035	159	171
5.500% due 08/23/2017 - 07/01/2038	645	702
6.000% due 02/01/2016 - 01/01/2038	236	256
6.500% due 07/25/2043	909	1,014
8.500% due 06/01/2025	5	6
Ginnie Mae
1.625% due 10/20/2025	225	235
1.750% due 04/20/2022 - 07/20/2030	839	876
5.000% due 08/15/2035 - 08/15/2041	10,150	10,985
7.000% due 11/15/2022	51	58
7.500% due 02/15/2022 - 03/15/2024	93	99
8.000% due 03/15/2023 - 05/15/2024	22	24
9.000% due 07/20/2016 - 08/15/2030	50	54
Small Business Administration
4.310% due 04/01/2029	724	781

Total U.S. Government Agencies (Cost $403,342)		402,794

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (h)(j)	20,527	20,062
0.625% due 07/15/2021 (h)(j)	2,476	2,557
1.125% due 01/15/2021	3,295	3,524
1.250% due 07/15/2020	4,585	4,981
1.375% due 01/15/2020	1,183	1,289
U.S. Treasury Notes
0.625% due 04/30/2018 (h)	36,800	35,551

Total U.S. Treasury Obligations (Cost $71,984)		67,964

MORTGAGE-BACKED SECURITIES 10.7%
American Home Mortgage Investment Trust
2.416% due 02/25/2045	291	290
2.559% due 10/25/2034	712	700
Banc of America Funding Corp.
2.639% due 05/25/2035	1,903	1,914
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.061% due 03/11/2041	1,175	1,179
BCAP LLC Trust
0.365% due 09/26/2035	292	286
2.551% due 05/26/2036	2,916	2,970
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	829	823
2.450% due 04/25/2033	222	220
2.677% due 02/25/2033	10	10
2.793% due 03/25/2035	160	158
2.959% due 02/25/2033	27	24
3.071% due 01/25/2034	157	157
5.374% due 02/25/2036	135	127
Bear Stearns Alt-A Trust
2.709% due 05/25/2035	782	719
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	100	110
Citigroup Mortgage Loan Trust, Inc.
0.543% due 05/25/2037	331	318
2.270% due 09/25/2035	249	245
2.290% due 09/25/2035	280	274

Countrywide Home Loan Mortgage Pass-Through Trust
2.459% due 02/20/2036	782	590
2.740% due 02/20/2035	415	390
2.915% due 11/25/2034	237	220
4.180% due 11/19/2033	99	97
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	61	56
4.848% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.753% due 09/26/2047	839	853
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040	200	216
DBRR Trust
0.853% due 02/25/2045	1,080	1,080
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034	471	465
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	104
5.444% due 03/10/2039	2,500	2,774
GS Mortgage Securities Trust
1.103% due 03/06/2020	2,778	2,786
1.456% due 03/06/2020	3,000	3,009
2.716% due 02/10/2021	1,699	1,714
GSR Mortgage Loan Trust
2.457% due 06/25/2034	352	347
2.664% due 09/25/2035	1,784	1,762
HomeBanc Mortgage Trust
0.433% due 07/25/2035	3,932	3,503
Impac CMB Trust
0.543% due 02/25/2036	2,698	2,458
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051	800	890
JPMorgan Chase Commercial Mortgage Securities Trust
0.643% due 07/15/2019	1,000	971
5.420% due 01/15/2049	100	111
JPMorgan Mortgage Trust
4.479% due 02/25/2035	19	19
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034	2,899	2,970
Mellon Residential Funding Corp.
1.053% due 08/15/2032	4,571	4,396
Merrill Lynch Floating Trust
0.731% due 07/09/2021	5,369	5,355
Merrill Lynch Mortgage Investors Trust
2.540% due 02/25/2035	593	596
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	444
Morgan Stanley Capital Trust
5.270% due 06/13/2041	5,000	5,151
Morgan Stanley Re-REMIC Trust
4.970% due 04/16/2040	5,679	5,816
5.982% due 08/12/2045	7,000	7,868
Prime Mortgage Trust
0.593% due 02/25/2019	3	3
0.593% due 02/25/2034	98	95
Structured Asset Mortgage Investments Trust
0.323% due 03/25/2037	520	384
0.442% due 07/19/2035	257	251
0.852% due 09/19/2032	176	170
9.165% due 06/25/2029	151	160
Structured Asset Securities Corp.
2.243% due 07/25/2032	4	4
2.718% due 10/28/2035	89	84
UBS Commercial Mortgage Trust
0.768% due 07/15/2024	111	110
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	2,223	2,205
5.077% due 10/15/2035	1,943	1,951
WaMu Mortgage Pass-Through Certificates
0.463% due 07/25/2045	187	173
0.463% due 12/25/2045	222	207
0.483% due 10/25/2045	149	136
0.899% due 01/25/2047	194	181
1.238% due 01/25/2046	949	885
1.368% due 11/25/2042	38	35
1.568% due 06/25/2042	72	66
2.220% due 02/27/2034	441	448
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	1,040	1,029

Total Mortgage-Backed Securities (Cost $75,820)		76,114

ASSET-BACKED SECURITIES 7.7%
Access Group, Inc.
0.506% due 07/25/2022	4,039	3,966

Accredited Mortgage Loan Trust
0.543% due 04/25/2035	7,623	7,317
Amortizing Residential Collateral Trust
0.773% due 07/25/2032	43	39
Asset-Backed Funding Certificates Trust
0.913% due 06/25/2035	48	48
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034	151	150
1.438% due 08/15/2033	833	771
1.843% due 03/15/2032	320	299
Bear Stearns Asset-Backed Securities Trust
0.253% due 01/25/2037	72	71
1.193% due 10/25/2037	622	538
Citibank Omni Master Trust
2.943% due 08/15/2018	4,200	4,314
Countrywide Asset-Backed Certificates
0.373% due 09/25/2036	862	858
0.673% due 12/25/2031	103	71
0.723% due 05/25/2035	2,217	2,207
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036	23	11
Educational Services of America, Inc.
1.343% due 09/25/2040	1,554	1,592
First Franklin Mortgage Loan Trust
0.633% due 04/25/2035	7,400	7,370
0.673% due 05/25/2035	100	89
Fremont Home Loan Trust
0.253% due 01/25/2037	12	6
GSAMP Trust
0.263% due 12/25/2036	80	40
HSI Asset Loan Obligation Trust
0.253% due 12/25/2036	120	39
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	60	57
Merrill Lynch Mortgage Investors Trust
0.483% due 08/25/2036	200	178
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035	652	653
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.913% due 03/25/2035	500	420
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^	118	35
SLC Student Loan Trust
4.750% due 06/15/2033	643	601
SLM Student Loan Trust
0.453% due 03/15/2024	7,000	6,684
0.463% due 12/15/2023	6,000	5,654
0.943% due 10/16/2023	815	816
1.293% due 12/15/2021	584	587
1.293% due 08/15/2023	6,025	6,060
1.843% due 12/15/2017	223	223
2.350% due 04/15/2039	278	279
3.500% due 08/17/2043	754	712
Structured Asset Investment Loan Trust
1.168% due 10/25/2033	606	574
Structured Asset Securities Corp.
0.773% due 01/25/2033	25	24
Vanderbilt Mortgage Finance
0.843% due 05/07/2026	1,383	1,330

Total Asset-Backed Securities (Cost $55,256)		54,683

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
DG Funding Trust
2.534% due 07/29/2013 (d)	510	3,608

Total Preferred Securities (Cost $5,100)		3,608

SHORT-TERM INSTRUMENTS 28.3%
REPURCHASE AGREEMENTS (f) 0.1%		440

U.S. TREASURY BILLS 0.2%
0.022% due 08/15/2013 - 05/01/2014 (b)(g)	$1,450	1,450

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 28.0%
PIMCO Short-Term Floating NAV Portfolio	210	2
PIMCO Short-Term Floating NAV Portfolio III	19,818,076	198,003

		198,005

Total Short-Term Instruments (Cost $199,935)		199,895

Total Investments 120.6% (Cost $859,933)		$854,001
Written Options (i) (0.3%) (Premiums $508)		(2,356)
Other Assets and Liabilities (Net) (20.1%)		(143,256)

Net Assets 100.0%		$708,389

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$440	Fannie Mae 2.200% due 10/17/2022	$(451)	$440	$440

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $26,862 at a weighted average interest rate of (0.483%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2043	$6,000	$6,220	$(6,251)
Fannie Mae	6.000%	07/01/2043	6,000	6,528	(6,522)

				$12,748	$(12,773)

(g)	Securities with an aggregate market value of $880 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	567	$(1,002)
90-Day Eurodollar June Futures	Long	06/2015	2	0
90-Day Eurodollar March Futures	Long	03/2015	1,773	(583)
90-Day Eurodollar March Futures	Long	03/2016	87	(190)

				$(1,775)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$120,600	$421	$(376)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	33,900	4,644	480

					$5,065	$104

(h)	Securities with an aggregate market value of $1,592 and cash of $95 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$61,100	$39	$(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	61,100	153	(1,333)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	12,100	32	(194)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	14,000	43	(252)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013	21,700	22	(4)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013	21,700	92	(312)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013	10,100	51	(145)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	7,500	22	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	7,500	54	(114)

							$508	$(2,356)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%	$200	$1	$1	$0
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	0.520%	10,000	110	(259)	369
General Electric Capital Corp.	BOA	1.000%	09/20/2015	0.560%	10,000	101	(381)	482
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%	300	6	0	6
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%	300	6	0	6
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.318%	400	9	0	9
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.318%	300	6	0	6
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.318%	400	9	0	9
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.533%	2,900	4	(10)	14
JPMorgan Chase & Co.	FBF	1.000%	06/20/2014	0.341%	1,900	13	17	(4)
MetLife, Inc.	JPM	1.000%	09/20/2013	0.195%	2,300	5	(129)	134
MetLife, Inc.	JPM	1.000%	09/20/2015	0.613%	10,000	90	(562)	652

						$360	$(1,323)	$1,683

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $1,839 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$23,440	$623	$24,063
Industrials	0	18,128	0	18,128
Utilities	0	6,752	0	6,752
U.S. Government Agencies	0	402,794	0	402,794
U.S. Treasury Obligations	0	67,964	0	67,964
Mortgage-Backed Securities	0	72,429	3,685	76,114
Asset-Backed Securities	0	53,091	1,592	54,683
Preferred Securities
Banking & Finance	0	0	3,608	3,608
Short-Term Instruments
Repurchase Agreements	0	440	0	440
U.S. Treasury Bills	0	1,450	0	1,450
Central Funds Used for Cash Management Purposes	198,005	0	0	198,005
	$198,005	$646,488	$9,508	$854,001

Short Sales, at value
U.S. Government Agencies	$0	$(12,773)	$0	$(12,773)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,687	0	1,687
Interest Rate Contracts	0	480	0	480
	$0	$2,167	$0	$2,167

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4)	0	(4)
Interest Rate Contracts	(1,775)	(2,732)	0	(4,507)
	$(1,775)	$(2,736)	$0	$(4,511)

Totals	$196,230	$633,146	$9,508	$838,884

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$655	$0	$(17)	$0	$0	$(15)	$0	$0	$623	$(15)
Mortgage-Backed Securities	3,727	0	(18)	0	0	(24)	0	0	3,685	(24)
Asset-Backed Securities	1,682	0	(75)	0	0	(15)	0	0	1,592	(13)
Preferred Securities
Banking & Finance	3,705	0	0	0	0	(97)	0	0	3,608	(97)

Totals	$9,769	$0	$(110)	$0	$0	$(151)	$0	$0	$9,508	$(149)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$623	Benchmark Pricing	Base Price	100.82
Mortgage-Backed Securities	1,971	Benchmark Pricing	Base Price	100.00 - 111.50
	1,714	Third Party Vendor	Broker Quote	100.88
Asset-Backed Securities	1,592	Third Party Vendor	Broker Quote	102.42
Preferred Securities
Banking & Finance	3,608	Benchmark Pricing	Base Price	$ 7,183.47

Total	$9,508

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.2%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,300	$2,303
Nielsen Finance LLC
2.193% due 02/02/2017		99	99
Springleaf Financial Funding Co.
5.500% due 05/10/2017		651	653

Total Bank Loan Obligations (Cost $3,042)			3,055

CORPORATE BONDS & NOTES 14.3%
BANKING & FINANCE 11.2%
Ally Financial, Inc.
2.475% due 12/01/2014		600	594
3.125% due 01/15/2016		100	100
3.475% due 02/11/2014		100	101
4.500% due 02/11/2014		300	303
4.625% due 06/26/2015		400	410
6.750% due 12/01/2014		200	211
7.500% due 12/31/2013		400	411
8.300% due 02/12/2015		100	108
American International Group, Inc.
0.385% due 07/19/2013	EUR	1,200	1,563
3.750% due 11/30/2013		$1,000	1,012
Banco Bradesco S.A.
2.374% due 05/16/2014		200	202
Banco do Brasil S.A.
4.500% due 01/22/2015		100	102
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	209
Banco Santander Chile
3.750% due 09/22/2015		400	413
Bank of America Corp.
0.605% due 08/15/2016		100	97
7.375% due 05/15/2014		200	210
Bankia S.A.
3.500% due 12/14/2015	EUR	300	395
Banque PSA Finance S.A.
2.182% due 04/04/2014		$300	297
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		300	309
BPCE S.A.
2.375% due 10/04/2013		100	100
CIT Group, Inc.
4.750% due 02/15/2015		400	408
5.250% due 04/01/2014		600	611
Citigroup, Inc.
1.727% due 01/13/2014		300	302
Credit Agricole S.A.
1.726% due 01/21/2014		100	101
Dexia Credit Local S.A.
0.756% due 04/29/2014		600	601
2.750% due 04/29/2014		1,600	1,628
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		679	679
Eksportfinans ASA
5.500% due 05/25/2016		600	628
5.500% due 06/26/2017		400	416
Export-Import Bank of Korea
1.250% due 11/20/2015		1,100	1,090
2.072% due 03/21/2015		200	200
8.125% due 01/21/2014		1,100	1,143
First Horizon National Corp.
5.375% due 12/15/2015		100	108
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		400	435
8.700% due 10/01/2014		1,800	1,963
Industrial Bank of Korea
2.375% due 07/17/2017		400	389
3.750% due 09/29/2016		800	841
International Lease Finance Corp.
6.500% due 09/01/2014		1,700	1,776
Intesa Sanpaolo SpA
2.674% due 02/24/2014		300	301
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	300	377
Korea Development Bank
3.250% due 03/09/2016		$700	725

Merrill Lynch & Co., Inc.
1.033% due 09/15/2026	100	85
Petrobras Global Finance BV
1.894% due 05/20/2016	1,000	996
Prudential Covered Trust
2.997% due 09/30/2015	450	465
Qatari Diar Finance QSC
3.500% due 07/21/2015	600	621
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)	700	661
SLM Corp.
0.576% due 01/27/2014	1,200	1,190
6.250% due 01/25/2016	200	213
SLM Corp. CPI Linked Bond
2.982% due 04/01/2014	100	101
Sparebank Boligkreditt A/S
1.250% due 10/25/2014	800	802
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015	1,300	1,307
Tayarra Ltd.
3.628% due 02/15/2022	768	824
Toyota Motor Credit Corp.
0.728% due 10/11/2013	500	501

		29,635

INDUSTRIALS 2.3%
CNPC General Capital Ltd.
1.450% due 04/16/2016	400	396
Daimler Finance North America LLC
1.472% due 09/13/2013	200	200
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	900	902
EOG Resources, Inc.
1.023% due 02/03/2014	900	903
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	200	211
PACCAR, Inc.
6.875% due 02/15/2014	700	727
Schlumberger Investment S.A.
0.824% due 09/12/2014	100	101
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	700	705
Time Warner Cable, Inc.
6.200% due 07/01/2013	2,000	2,000

		6,145

UTILITIES 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013	1,100	1,104
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	100	105
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	500	503
Qtel International Finance Ltd.
3.375% due 10/14/2016	300	313

		2,025

Total Corporate Bonds & Notes (Cost $37,360)		37,805

MUNICIPAL BONDS & NOTES 0.2%
LOUISIANA 0.2%
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	400	401

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	100	94

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	97	99

Total Municipal Bonds & Notes (Cost $597)		594

U.S. GOVERNMENT AGENCIES 44.3%
Fannie Mae
0.000% due 07/01/2036 (a)	1,114	1,020
0.293% due 01/25/2021	87	87
0.393% due 10/27/2037	1,900	1,901
0.543% due 07/25/2037 - 09/25/2042	690	692

0.669% due 06/25/2021	5	5
0.773% due 06/25/2041	1,400	1,416
0.923% due 06/25/2040	567	571
0.933% due 03/25/2040	685	693
0.943% due 01/25/2040	760	768
1.000% due 01/25/2043	160	158
1.119% due 06/25/2021 - 09/25/2021	27	28
1.125% due 04/27/2017	700	698
1.250% due 01/30/2017	600	604
1.374% due 07/01/2042	29	30
1.424% due 09/01/2041	92	95
1.574% due 09/01/2040	16	17
2.053% due 11/01/2035	20	21
2.259% due 05/01/2035	29	30
2.344% due 03/01/2035	7	8
2.357% due 11/01/2034	16	17
2.617% due 07/01/2035	23	24
2.711% due 11/01/2035	76	81
2.794% due 08/01/2035	178	189
3.000% due 08/01/2028	5,000	5,130
3.139% due 08/01/2029	86	91
4.000% due 03/01/2023 - 08/01/2043	35,633	37,117
4.500% due 07/01/2029 - 10/01/2041	15,349	16,276
5.000% due 04/01/2028 - 08/01/2043	18,498	19,970
5.375% due 06/12/2017	1,900	2,201
5.500% due 01/01/2025 - 08/01/2043	11,402	12,371
5.750% due 10/25/2035	62	69
5.809% due 02/01/2031	27	30
6.000% due 03/01/2017 - 05/01/2037	192	206
6.062% due 12/25/2042	11	12
7.500% due 07/25/2022	34	38
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	791	793
2.980% due 12/06/2020	417	432
Freddie Mac
0.233% due 12/25/2036	173	172
0.343% due 07/15/2019 - 08/15/2019	180	180
0.593% due 06/15/2018	11	11
0.643% due 11/15/2030	6	6
0.750% due 01/12/2018	1,400	1,357
0.903% due 10/15/2037	253	255
1.000% due 07/28/2017	400	395
1.250% due 10/02/2019	200	190
1.374% due 02/25/2045	69	70
2.375% due 08/01/2035	155	164
2.529% due 06/01/2035	134	143
2.733% due 07/01/2035	51	55
4.500% due 06/01/2039 - 07/01/2043	7,170	7,549
5.000% due 12/01/2025 - 10/01/2033	76	83
5.500% due 08/23/2017 - 07/01/2038	694	756
6.000% due 03/01/2016 - 08/01/2016	12	12
6.500% due 07/25/2043	112	125
7.000% due 04/15/2023	20	22
Ginnie Mae
0.743% due 12/16/2025	4	4
1.625% due 02/20/2032	22	23
1.750% due 06/20/2027	20	21
1.945% due 02/20/2041	296	299
2.000% due 05/20/2030	28	29
5.000% due 06/15/2038 - 09/15/2039	1,000	1,082
8.500% due 10/20/2026	7	9
13.117% due 12/20/2032	75	81

Total U.S. Government Agencies (Cost $117,516)		116,982

U.S. TREASURY OBLIGATIONS 9.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	11,427	11,168
0.625% due 07/15/2021 (g)	1,857	1,917
1.125% due 01/15/2021 (g)	1,807	1,932
1.250% due 07/15/2020 (g)	2,133	2,317
1.375% due 01/15/2020	753	820
U.S. Treasury Notes
0.625% due 04/30/2018	6,800	6,569
0.750% due 10/31/2017 (g)(i)	700	687
0.750% due 12/31/2017 (i)	600	587

Total U.S. Treasury Obligations (Cost $27,913)		25,997

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
2.416% due 02/25/2045	36	36
2.559% due 10/25/2034	128	126
Banc of America Funding Corp.
0.473% due 07/25/2037	243	197
2.639% due 05/25/2035	846	851

Banc of America Large Loan Trust
2.493% due 11/15/2015		89	90
Banc of America Mortgage Trust
3.102% due 08/25/2034		523	514
3.115% due 03/25/2033		505	488
BCAP LLC Trust
0.365% due 09/26/2035		97	95
Bear Stearns Adjustable Rate Mortgage Trust
2.450% due 04/25/2033		27	27
2.677% due 02/25/2033		1	1
2.913% due 08/25/2035 ^		89	74
2.959% due 02/25/2033		3	2
3.071% due 01/25/2034		24	24
Bear Stearns Alt-A Trust
2.709% due 05/25/2035		140	128
2.864% due 09/25/2035		33	27
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		100	110
Citigroup Mortgage Loan Trust, Inc.
0.263% due 01/25/2037		120	64
2.540% due 05/25/2035		48	47
2.570% due 10/25/2035		33	32
Countrywide Home Loan Mortgage Pass-Through Trust
2.459% due 02/20/2036		123	93
2.740% due 02/20/2035		153	143
2.915% due 11/25/2034		91	84
Credit Suisse Mortgage Capital Certificates
2.753% due 09/26/2047		839	853
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		300	324
5.448% due 01/15/2049		18	18
DBRR Trust
0.853% due 02/25/2045		393	393
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035		200	205
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	346	449
GMAC Mortgage Corp. Loan Trust
3.231% due 11/19/2035		$59	54
Granite Master Issuer PLC
0.332% due 12/20/2054		626	608
0.392% due 12/20/2054		89	87
0.813% due 12/20/2054	GBP	119	177
Granite Mortgages PLC
0.889% due 09/20/2044		48	72
Great Hall Mortgages PLC
0.403% due 06/18/2039		$312	278
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	104
GS Mortgage Securities Trust
1.103% due 03/06/2020		67	67
GSR Mortgage Loan Trust
2.457% due 06/25/2034		50	49
2.664% due 09/25/2035		268	264
5.083% due 11/25/2035		368	360
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		300	334
JPMorgan Mortgage Trust
5.750% due 01/25/2036		88	80
Mellon Residential Funding Corp.
0.633% due 12/15/2030		235	227
Merrill Lynch Floating Trust
0.731% due 07/09/2021		389	388
Merrill Lynch Mortgage Investors Trust
0.443% due 11/25/2035		20	18
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	333
Prime Mortgage Trust
0.593% due 02/25/2019		1	1
0.593% due 02/25/2034		11	11
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	8	12
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		$99	76
2.578% due 02/25/2034		136	135
2.607% due 08/25/2034		192	187
Structured Asset Mortgage Investments Trust
0.323% due 03/25/2037		189	140
0.442% due 07/19/2035		76	71
0.473% due 02/25/2036		41	32
Structured Asset Securities Corp.
2.352% due 01/25/2032		3	2
2.718% due 10/28/2035		500	470
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		43	43

Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		259	257
0.333% due 06/15/2020		900	873
5.012% due 12/15/2035		125	126
WaMu Mortgage Pass-Through Certificates
0.463% due 12/25/2045		40	38
0.483% due 10/25/2045		256	233
0.558% due 11/25/2034		129	120
0.899% due 01/25/2047		49	45
1.370% due 05/25/2041		7	7
1.568% due 06/25/2042		34	31
2.470% due 09/25/2046		92	85
Washington Mutual MSC Mortgage Pass-Through Certificates
2.190% due 02/25/2033		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.636% due 06/25/2035		363	359
2.649% due 10/25/2035		1,369	1,337

Total Mortgage-Backed Securities (Cost $13,479)			13,690

ASSET-BACKED SECURITIES 6.0%
ACA CLO Ltd.
0.526% due 07/25/2018		56	55
Avalon Capital Ltd.
0.544% due 02/24/2019		204	203
Avenue CLO Ltd.
0.536% due 10/30/2017		309	309
Avoca CLO PLC
0.547% due 01/16/2023	EUR	199	254
Bear Stearns Asset-Backed Securities Trust
0.253% due 01/25/2037		$21	20
1.193% due 10/25/2037		259	224
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	389	493
Citibank Omni Master Trust
2.943% due 08/15/2018		$200	205
Countrywide Asset-Backed Certificates
0.563% due 12/25/2034		2,372	2,292
0.673% due 12/25/2031		17	12
CSAM Funding
0.717% due 10/15/2016		90	90
Dryden Leveraged Loan CDO
0.523% due 05/22/2017		144	144
Educational Services of America, Inc.
1.343% due 09/25/2040		444	455
Eurocredit CDO BV
0.808% due 10/20/2016	EUR	261	336
Four Corners CLO Ltd.
0.547% due 01/26/2020		$512	509
Franklin CLO Ltd.
0.533% due 06/15/2018		683	672
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		4	2
Goldentree Loan Opportunities Ltd.
0.972% due 10/18/2021		500	497
Gulf Stream Compass CLO Ltd.
0.535% due 01/24/2020		789	788
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		294	294
0.498% due 08/07/2021		916	908
Landmark CDO Ltd.
0.552% due 07/15/2018		444	442
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		6	6
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		87	87
Mercator CLO PLC
0.437% due 02/18/2024	EUR	183	234
Morgan Stanley ABS Capital, Inc.
0.243% due 07/25/2036		$22	9
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		201	201
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		200	201
1.593% due 04/20/2019	GBP	105	160
Neptune Finance CCS Ltd.
0.891% due 04/20/2020		$400	399
New Century Home Equity Loan Trust
0.473% due 10/25/2035		265	258
NOB Hill CLO Ltd.
0.525% due 08/15/2018		500	497
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.473% due 12/25/2035		146	123
Pacifica CDO Corp.
0.536% due 01/26/2020		309	308

Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		261	261
RAAC Series
0.673% due 03/25/2037		200	178
Sandelman Finance Ltd.
0.535% due 02/15/2019		301	301
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		59	17
SLC Student Loan Trust
0.355% due 11/15/2021		68	67
4.750% due 06/15/2033		257	241
SLM Student Loan Trust
0.413% due 03/15/2017		28	28
0.453% due 03/15/2024		300	286
0.469% due 12/15/2023	EUR	476	609
0.943% due 10/16/2023		$408	408
1.293% due 12/15/2021		195	196
1.776% due 04/25/2023		97	99
South Carolina Student Loan Corp.
1.025% due 03/02/2020		300	301
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		213	212
Stone Tower CLO Ltd.
0.533% due 05/26/2017		129	129
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		61	58
0.898% due 03/25/2034		168	154
1.168% due 10/25/2033		233	221
Wood Street CLO BV
0.544% due 11/22/2021	EUR	217	277

Total Asset-Backed Securities (Cost $15,570)			15,730

SOVEREIGN ISSUES 4.7%
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	496
Autonomous Community of Valencia
3.250% due 07/06/2015		300	378
Hydro-Quebec
2.000% due 06/30/2016		$1,800	1,853
Kommunalbanken A/S
1.375% due 06/08/2017		900	897
Mexico Government International Bond
5.000% due 06/16/2016 (c)	MXN	3,466	297
6.250% due 06/16/2016		4,800	389
Province of Ontario
0.950% due 05/26/2015		$1,700	1,711
1.100% due 10/25/2017		3,400	3,319
1.650% due 09/27/2019		300	287
3.150% due 06/02/2022	CAD	700	663
3.200% due 09/08/2016		200	199
4.000% due 06/02/2021		300	305
4.300% due 03/08/2017		1,300	1,339
4.400% due 06/02/2019		100	104
Province of Quebec
4.250% due 12/01/2021		300	309

Total Sovereign Issues (Cost $12,721)			12,546

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.534% due 07/29/2013 (d)		65	460

Total Preferred Securities (Cost $687)			460

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 27.8%
CERTIFICATES OF DEPOSIT 1.2%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$400	401
1.500% due 09/27/2013		400	401
1.700% due 09/06/2013		1,100	1,102
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		800	796
0.000% due 11/01/2013		400	398

			3,098

COMMERCIAL PAPER 1.9%
Entergy Corp.
0.790% due 07/23/2013		300	300
0.800% due 07/18/2013		400	400
Ford Motor Credit Co. LLC
1.021% due 12/20/2013		200	199
Standard Chartered Bank
0.950% due 09/26/2013		600	599
Vodafone Group PLC
0.700% due 02/10/2014		600	598
Xstrata Finance Dubai Ltd.
0.740% due 10/10/2013		2,100	2,098
0.740% due 10/15/2013		700	699

			4,893

REPURCHASE AGREEMENTS (f) 0.2%			499

MEXICO TREASURY BILLS 1.2%
3.862% due 08/08/2013 - 09/19/2013 (b)	MXN	43,000	3,292

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 23.3%
PIMCO Short-Term Floating NAV Portfolio		89	1
PIMCO Short-Term Floating NAV Portfolio III		6,171,540	61,660

			61,661

Total Short-Term Instruments (Cost $73,508)			73,443

Total Investments 113.7% (Cost $302,393)			$300,302
Written Options (h) (0.3%) (Premiums $218)			(711)
Other Assets and Liabilities (Net) (13.4%)			(35,418)

Net Assets 100.0%			$264,173

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$499	Fannie Mae 2.200% due 10/17/2022	$(513)	$499	$499

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $3,767 at a weighted average interest rate of (0.239%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2043	$14,000	$14,514	$(14,584)
Fannie Mae	4.500%	07/01/2043	4,000	4,284	(4,233)

				$18,798	$(18,817)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	4	$0
3-Month Euribor June Futures	Long	06/2015	1	(1)
3-Month Euribor March Futures	Long	03/2015	1	(1)
90-Day Eurodollar December Futures	Long	12/2015	308	(500)
90-Day Eurodollar June Futures	Long	06/2015	85	(45)
90-Day Eurodollar March Futures	Long	03/2015	12	(4)
90-Day Eurodollar March Futures	Long	03/2016	34	(52)

				$(603)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$44,800	$157	$(151)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	2,600	356	200

					$513	$49

(g)	Securities with an aggregate market value of $527 and cash of $27 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	9,440		$12,194	MSC	$0	$(94)	$(94)
07/2013	JPY	39,800		406	BPS	5	0	5
07/2013		5,900		61	BRC	1	0	1
07/2013		9,900		101	MSC	1	0	1
07/2013		107,325		1,087	UAG	5	0	5
07/2013	MYR	104		34	DUB	1	0	1
07/2013		200		65	UAG	2	0	2
07/2013		$551	EUR	425	BOA	2	0	2
07/2013		1,261		971	BRC	6	(2)	4
07/2013		6,917		5,258	CBK	0	(72)	(72)
07/2013		413		316	DUB	0	(2)	(2)
07/2013		1,268		951	FBF	0	(30)	(30)
07/2013		1,149		874	JPM	0	(12)	(12)
07/2013		854		645	RYL	0	(15)	(15)
07/2013		529	JPY	51,600	BRC	0	(9)	(9)
07/2013		296		29,200	CBK	0	(1)	(1)
07/2013		583		55,500	JPM	0	(23)	(23)
07/2013		100	MYR	305	FBF	0	(4)	(4)
08/2013	EUR	200		$252	BPS	0	(8)	(8)
08/2013		3,168		4,143	CBK	19	0	19
08/2013		4		5	HUS	0	0	0
08/2013	IDR	992,000		100	HUS	3	0	3
08/2013	MXN	297		24	DUB	1	0	1
08/2013		13,524		1,093	MSC	54	0	54
08/2013		$1,513	BRL	3,074	UAG	0	(145)	(145)
08/2013		1,160	EUR	889	FBF	0	(2)	(2)
08/2013		517		395	HUS	0	(2)	(2)
08/2013		386		297	MSC	0	0	0
08/2013		100	IDR	992,000	JPM	0	(3)	(3)
09/2013	CAD	3,191		$3,130	RBC	102	0	102
09/2013	EUR	1,800		2,262	BOA	0	(82)	(82)
09/2013	GBP	698		1,084	BPS	23	0	23
09/2013	MXN	1,011		77	BOA	0	(1)	(1)
09/2013		16,639		1,287	BPS	12	0	12
09/2013		5,543		429	BRC	4	0	4
09/2013		887		71	DUB	3	0	3
09/2013		2,527		194	HUS	2	(2)	0
09/2013		12,216		956	JPM	20	0	20
09/2013		1,009		76	MSC	0	(1)	(1)
09/2013		13		1	UAG	0	0	0
09/2013		$1,152	EUR	860	FBF	0	(33)	(33)
09/2013		640	GBP	410	CBK	0	(17)	(17)
09/2013		2,027	MXN	25,033	JPM	0	(109)	(109)
01/2014	EUR	800		$1,010	BPS	0	(32)	(32)
04/2014		100		127	CBK	0	(4)	(4)
05/2014		800		1,012	BPS	0	(32)	(32)
06/2014		100		127	FBF	0	(4)	(4)

						$266	$(741)	$(475)

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,500	$3	$(2)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,500	3	(4)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		300	1	0
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		300	1	(1)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		300	1	0
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		300	1	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$17,700	11	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		17,700	44	(386)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		5,400	16	(97)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		8,300	8	(2)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		8,300	35	(119)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		3,800	19	(55)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,000	21	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,800	10	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,700	16	(2)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$2,500	8	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,500	18	(38)

								$216	$(711)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$300	$2	$0

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.638%		$200	$2	$(3)	$5
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%		500	(7)	(1)	(6)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%		200	(2)	0	(2)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		600	(4)	(6)	2
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%		200	(2)	(1)	(1)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%		700	(9)	(1)	(8)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		100	(1)	(1)	0
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		500	(3)	(5)	2
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.982%		300	1	(24)	25
General Electric Capital Corp.	BRC	4.400%	12/20/2013	0.318%		100	2	0	2
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.318%		200	5	0	5
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%		300	6	0	6
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.318%		300	6	0	6
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%		200	4	0	4
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.318%		300	6	0	6
Japan Government International Bond	BOA	1.000%	12/20/2015	0.390%		400	6	7	(1)
Japan Government International Bond	BRC	1.000%	06/20/2015	0.321%		400	5	6	(1)
Japan Government International Bond	UAG	1.000%	12/20/2015	0.390%		400	6	6	0
MetLife, Inc.	BOA	1.000%	12/20/2014	0.412%		900	8	(16)	24
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%		100	1	(1)	2
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		500	2	(3)	5
Mexico Government International Bond	MYC	1.000%	03/20/2018	1.232%		1,100	(11)	(2)	(9)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.149%	EUR	900	4	(17)	21
United Kingdom Gilt	GST	1.000%	03/20/2015	0.243%		$100	2	1	1

							$27	$(61)	$88

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,000	$28	$87	$(59)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	200	5	25	(20)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	700	19	78	(59)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	900	24	113	(89)
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	96	2	0	2

					$78	$303	$(225)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG	BRL	1,800	$(34)	$1	$(35)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		300	(6)	0	(6)
Pay	1-Year BRL-CDI	9.120%	01/02/2017	BPS		1,100	(19)	2	(21)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		900	(14)	3	(17)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	300	0	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		900	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		12,000	2	(4)	6
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		5,000	1	(2)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		10,000	2	(2)	4
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,600	2	0	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		4,000	0	0	0

							$(67)	$(2)	$(65)

(i)	Securities with an aggregate market value of $876 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$3,055	$0	$3,055
Corporate Bonds & Notes
Banking & Finance	0	28,956	679	29,635
Industrials	0	6,145	0	6,145
Utilities	0	2,025	0	2,025
Municipal Bonds & Notes
Louisiana	0	401	0	401
New York	0	94	0	94
Texas	0	99	0	99
U.S. Government Agencies	0	116,189	793	116,982
U.S. Treasury Obligations	0	25,997	0	25,997
Mortgage-Backed Securities	0	12,963	727	13,690
Asset-Backed Securities	0	15,275	455	15,730
Sovereign Issues	0	12,546	0	12,546
Preferred Securities
Banking & Finance	0	0	460	460
Short-Term Instruments
Certificates of Deposit	0	3,098	0	3,098
Commercial Paper	0	4,893	0	4,893
Repurchase Agreements	0	499	0	499
Mexico Treasury Bills	0	3,292	0	3,292
Central Funds Used for Cash Management Purposes	61,661	0	0	61,661
	$61,661	$235,527	$3,114	$300,302

Short Sales, at value
U.S. Government Agencies	$0	$(18,817)	$0	$(18,817)

Financial Derivative Instruments - Assets
Credit Contracts	0	118	0	118
Foreign Exchange Contracts	0	266	0	266
Interest Rate Contracts	0	215	0	215
	$0	$599	$0	$599

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(255)	0	(255)
Foreign Exchange Contracts	0	(741)	0	(741)
Interest Rate Contracts	(603)	(942)	0	(1,545)
	$(603)	$(1,938)	$0	$(2,541)

Totals	$61,058	$215,371	$3,114	$279,543

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$752	$0	$(21)	$0	$0	$(52)	$0	$0	$679	$(51)
U.S. Government Agencies	851	0	(59)	0	0	1	0	0	793	1
Mortgage-Backed Securities	741	0	(7)	0	0	(7)	0	0	727	(7)
Asset-Backed Securities	1,892	0	(580)	0	5	18	0	(880)	455	(3)
Preferred Securities
Banking & Finance	472	0	0	0	0	(12)	0	0	460	(12)

Totals	$4,708	$0	$(667)	$0	$5	$(52)	$0	$(880)	$3,114	$(72)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$679	Third Party Vendor	Broker Quote	100.00
U.S. Government Agencies	793	Third Party Vendor	Broker Quote	100.25
Mortgage-Backed Securities	727	Benchmark Pricing	Base Price	100.00 - 111.50
Asset-Backed Securities	455	Third Party Vendor	Broker Quote	102.42
Preferred Securities
Banking & Finance	460	Benchmark Pricing	Base Price	$ 7,183.47

Total	$3,114

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$2,340	$2,351

Total Bank Loan Obligations (Cost $2,326)			2,351

CORPORATE BONDS & NOTES 18.3%
BANKING & FINANCE 15.1%
Ally Financial, Inc.
3.475% due 02/11/2014		900	907
4.500% due 02/11/2014		6,600	6,673
4.625% due 06/26/2015		3,100	3,179
6.000% due 02/15/2019		12	12
6.000% due 03/15/2019		51	51
6.100% due 09/15/2019		52	51
6.150% due 08/15/2019		85	84
6.150% due 09/15/2019		37	36
6.200% due 04/15/2019		84	84
6.250% due 07/15/2019		30	30
6.350% due 02/15/2016		60	60
6.350% due 07/15/2019		10	10
6.400% due 12/15/2018		15	15
6.500% due 06/15/2018		30	30
6.600% due 05/15/2018		14	14
6.650% due 08/15/2016		10	10
6.700% due 06/15/2018		27	27
6.700% due 06/15/2019		20	20
6.750% due 08/15/2016		20	20
6.750% due 11/15/2016		10	10
6.750% due 07/15/2018		41	41
6.750% due 10/15/2018		10	10
6.750% due 05/15/2019		84	82
6.750% due 06/15/2019		38	37
6.800% due 09/15/2016		62	61
6.800% due 10/15/2018		35	34
6.875% due 07/15/2018		21	21
6.900% due 06/15/2017		25	25
6.900% due 07/15/2018		107	107
6.900% due 08/15/2018		17	17
7.000% due 08/15/2016		22	22
7.000% due 11/15/2016		27	27
7.000% due 12/15/2016		20	20
7.000% due 07/15/2017		59	59
7.000% due 02/15/2018		26	26
7.000% due 05/15/2018		51	51
7.000% due 08/15/2018		11	11
7.000% due 09/15/2018		15	15
7.050% due 03/15/2018		49	49
7.050% due 04/15/2018		11	11
7.200% due 10/15/2017		10	10
7.250% due 09/15/2017		214	214
7.250% due 08/15/2018		53	53
7.300% due 01/15/2018		10	10
7.375% due 11/15/2016		56	56
7.375% due 04/15/2018		21	21
7.500% due 12/15/2017		10	10
American International Group, Inc.
3.650% due 01/15/2014		32,200	32,680
3.750% due 11/30/2013		6,000	6,075
5.450% due 05/18/2017		5,100	5,630
6.765% due 11/15/2017	GBP	20,900	37,119
6.797% due 11/15/2017	EUR	1,800	2,796
8.250% due 08/15/2018		$6,650	8,262
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		2,600	2,609
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,850
Banco Santander Brasil S.A.
2.373% due 03/18/2014		500	498
Bank of America Corp.
0.605% due 08/15/2016		900	869
7.375% due 05/15/2014		13,700	14,416
Bank of America N.A.
0.553% due 06/15/2016		28,200	27,210
Bankia S.A.
3.500% due 12/14/2015	EUR	2,400	3,156
Banque PSA Finance S.A.
2.182% due 04/04/2014		$3,400	3,371

Bear Stearns Cos. LLC
7.250% due 02/01/2018		10,630	12,666
BPCE S.A.
2.375% due 10/04/2013		600	603
Citigroup, Inc.
0.544% due 06/09/2016		26,300	25,396
1.727% due 01/13/2014		3,700	3,721
6.000% due 12/13/2013		200	205
6.500% due 08/19/2013		886	893
Dexia Credit Local S.A.
0.756% due 04/29/2014		6,400	6,412
Export-Import Bank of Korea
4.125% due 09/09/2015		100	105
5.875% due 01/14/2015		5,300	5,645
8.125% due 01/21/2014		500	519
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	1,500
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$3,800	3,861
8.000% due 12/15/2016		1,100	1,291
Goldman Sachs Group, Inc.
5.000% due 10/01/2014		4,215	4,402
HCP, Inc.
5.650% due 12/15/2013		5,000	5,112
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,074
Industrial Bank of Korea
3.750% due 09/29/2016		500	526
ING Bank NV
1.674% due 06/09/2014		2,100	2,118
Intesa Sanpaolo SpA
2.674% due 02/24/2014		3,300	3,313
JPMorgan Chase & Co.
4.750% due 03/01/2015		5,300	5,640
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		7,900	7,766
Korea Development Bank
3.250% due 03/09/2016		8,000	8,287
8.000% due 01/23/2014		2,500	2,597
Korea Exchange Bank
4.875% due 01/14/2016		700	751
Merrill Lynch & Co., Inc.
0.499% due 05/30/2014	EUR	3,600	4,677
8.680% due 05/02/2017		$95	106
8.950% due 05/18/2017		95	107
Morgan Stanley
3.450% due 11/02/2015		18,300	18,891
5.375% due 10/15/2015		12,700	13,600
National Australia Bank Ltd.
0.998% due 04/11/2014		10,800	10,860
Regions Financial Corp.
7.750% due 11/10/2014		2,706	2,925
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		100	101
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	4,300	6,654
SLM Corp.
5.050% due 11/14/2014		$1,200	1,230
6.250% due 01/25/2016		7,800	8,297
8.450% due 06/15/2018		10,000	11,150
8.780% due 09/15/2016	MXN	131,600	10,010
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	3,846
SSIF Nevada LP
0.977% due 04/14/2014		20,100	20,198
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,363
Toyota Motor Credit Corp. CPI Linked Bond
2.270% due 09/10/2013		2,800	2,802
Wachovia Corp.
0.647% due 10/15/2016		5,200	5,111

			414,295

INDUSTRIALS 2.1%
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	80
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		26	29
Daimler Finance North America LLC
1.472% due 09/13/2013		1,600	1,603
DISH DBS Corp.
6.625% due 10/01/2014		1,800	1,881
7.000% due 10/01/2013		2,300	2,328
HCA, Inc.
8.500% due 04/15/2019		4,400	4,733

Hewlett-Packard Co.
6.125% due 03/01/2014	7,396	7,647
JetBlue Airways Pass-Through Trust
0.648% due 06/15/2015	50	50
Marks & Spencer PLC
6.250% due 12/01/2017	1,600	1,777
Petrobras International Finance Co.
7.875% due 03/15/2019	400	464
RR Donnelley & Sons Co.
5.500% due 05/15/2015	3	3
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	23,200	23,272
Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,828
UAL Pass-Through Trust
10.400% due 05/01/2018	64	74
United Technologies Corp.
0.545% due 12/02/2013	10,800	10,813

		56,582

UTILITIES 1.1%
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,425
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,500	13,236
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	10,200	10,668
Southern California Edison Co.
5.000% due 01/15/2014	50	51

		29,380

Total Corporate Bonds & Notes (Cost $487,100)		500,257

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	100	125
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	130
7.550% due 04/01/2039	700	938
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	117
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	500	543
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	206
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	200	246

		2,305

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,278
Cook County, Illinois Township High School District No. 21 J. Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2017	2,500	2,103
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.171% due 01/01/2019	250	265

		3,646

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.800% due 12/01/2039	1,000	1,209

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	129

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	1,000	1,164
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	669
New York City, New York Water & Sewer System Revenue Notes, Series 2006
9.119% due 12/15/2013	345	363

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	107

		2,303

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	2,000	2,411

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	800	892

Total Municipal Bonds & Notes (Cost $12,193)		12,895

U.S. GOVERNMENT AGENCIES 31.1%
Fannie Mae
0.253% due 07/25/2037	1,022	968
0.503% due 04/25/2037	911	915
0.623% due 11/25/2040	2,157	2,171
0.673% due 11/25/2040	1,780	1,793
0.743% due 06/25/2041	11,803	11,919
0.873% due 02/25/2041	557	564
0.875% due 08/28/2017 - 05/21/2018	17,200	16,721
1.250% due 01/30/2017	2,800	2,819
1.374% due 10/01/2044	62	64
1.785% due 04/01/2027	4	4
2.310% due 08/01/2022	200	191
2.500% due 07/01/2028	85,000	85,412
2.549% due 02/01/2035	44	47
2.627% due 10/01/2037	41	44
2.741% due 06/01/2035	3,570	3,809
3.000% due 08/01/2028	6,000	6,156
3.500% due 07/01/2043	3,000	3,045
4.000% due 03/01/2029 - 08/01/2043	141,455	147,469
4.500% due 05/01/2018 - 07/01/2042	234,527	248,747
4.760% due 01/01/2027	27	27
5.000% due 02/13/2017 - 07/01/2043	29,784	32,084
5.012% due 03/01/2034	31	34
5.228% due 11/01/2035	23	25
5.375% due 06/12/2017	500	579
5.500% due 09/01/2024 - 08/01/2043	49,146	53,419
5.703% due 05/01/2037	63	68
5.778% due 06/01/2036	31	33
5.793% due 02/01/2037	45	49
5.827% due 05/01/2037	54	58
6.000% due 09/25/2016 - 01/01/2039	4,436	4,863
6.062% due 12/25/2042	233	260
6.287% due 09/01/2036	31	33
6.500% due 03/01/2017 - 06/25/2044	18,812	21,806
7.000% due 06/01/2016 - 05/01/2032	71	80
7.500% due 03/01/2015 - 07/25/2041	66	74
8.000% due 06/01/2015 - 08/01/2031	18	19
8.400% due 08/25/2019	1	1
Freddie Mac
0.343% due 07/15/2019 - 08/15/2019	2,371	2,371
0.423% due 02/15/2019	71	71
0.693% due 10/15/2040	2,830	2,857
0.750% due 01/12/2018	1,700	1,648
0.793% due 12/15/2037	1,300	1,315
0.875% due 03/07/2018	100	97
1.000% due 03/08/2017 - 09/29/2017	16,600	16,500
1.250% due 08/01/2019 - 10/02/2019	3,000	2,852
1.750% due 05/30/2019	700	690
2.375% due 01/13/2022	1,600	1,557
3.119% due 05/01/2035	67	72
3.750% due 03/27/2019	200	220
4.500% due 11/01/2029 - 07/01/2043	100,087	105,509
5.000% due 10/01/2033 - 07/01/2041	566	613
5.500% due 06/01/2017 - 07/01/2038	2,117	2,300
5.971% due 05/01/2037	83	90
6.000% due 09/01/2013 - 11/01/2037	577	637
6.500% due 12/01/2021 - 07/25/2043	191	212
7.000% due 04/01/2032 - 01/01/2033	60	69
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	134	159
Ginnie Mae
0.643% due 10/16/2030	12	12
0.793% due 02/16/2030	301	306
0.843% due 02/16/2030	190	194
1.625% due 11/20/2025 - 03/20/2028	166	174
1.750% due 06/20/2032 - 07/20/2034	60	63
2.125% due 11/20/2034	5	6
2.500% due 11/20/2017	8	8
3.000% due 03/20/2020	4	4

3.500% due 12/20/2017	6	7
5.500% due 01/15/2017 - 11/20/2032	17,201	19,295
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	36	41
7.000% due 07/15/2031 - 12/15/2032	36	42
8.000% due 04/15/2017 - 11/15/2022	247	263
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	7	9
Small Business Administration
4.340% due 03/01/2024	32	35
4.504% due 02/10/2014	5	5
4.727% due 02/10/2019	25,395	27,097
4.750% due 07/01/2025	8,516	9,299
5.130% due 09/01/2023	7	8
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,007
5.290% due 08/01/2017	5,000	5,021

Total U.S. Government Agencies (Cost $850,298)		850,130

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	6,473	6,339
0.125% due 07/15/2022	2,427	2,372
0.625% due 07/15/2021 (h)	87,802	90,645
1.125% due 01/15/2021	957	1,023
1.250% due 07/15/2020	3,519	3,823
1.750% due 01/15/2028	444	497
2.000% due 01/15/2026	72,991	84,285
2.375% due 01/15/2025	17,888	21,308
2.500% due 01/15/2029	1,516	1,868
U.S. Treasury Notes
0.625% due 11/30/2017 (h)(j)	4,500	4,385
0.625% due 04/30/2018	6,700	6,473
0.750% due 10/31/2017	45,500	44,631
0.750% due 12/31/2017	10,300	10,074
1.000% due 06/30/2019 (h)	420	404
1.000% due 09/30/2019 (h)(j)	8,700	8,316
1.125% due 05/31/2019	10,500	10,187
1.125% due 04/30/2020	6,900	6,558
1.375% due 05/31/2020	1,200	1,157
1.500% due 08/31/2018 (h)(j)	30,200	30,280
1.625% due 08/15/2022	100	94
1.750% due 05/15/2022	100	95
2.000% due 02/15/2023	300	289
2.625% due 04/30/2018	400	424
2.625% due 08/15/2020	900	940
2.875% due 03/31/2018 (h)	400	429
3.500% due 02/15/2018	4,700	5,171

Total U.S. Treasury Obligations (Cost $350,197)		342,067

MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
5.214% due 10/25/2035	208	191
American Home Mortgage Investment Trust
1.914% due 09/25/2045	4,737	4,647
2.416% due 02/25/2045	980	979
Banc of America Funding Corp.
0.432% due 05/20/2035	6,357	5,791
2.639% due 05/25/2035	1,321	1,329
2.700% due 02/20/2036	813	804
Banc of America Large Loan Trust
2.493% due 11/15/2015	6,256	6,276
Banc of America Mortgage Trust
2.958% due 02/25/2034	181	179
5.500% due 07/25/2035	433	430
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	43	44
2.600% due 03/25/2035	619	613
2.677% due 02/25/2033	24	24
2.793% due 03/25/2035	216	214
2.845% due 01/25/2035	127	118
2.917% due 07/25/2034	96	94
2.959% due 02/25/2033	49	44
2.982% due 02/25/2034	132	130
Bear Stearns Alt-A Trust
0.733% due 08/25/2035	5,973	5,290
2.432% due 10/25/2033	44	40
2.709% due 05/25/2035	2,682	2,466
2.864% due 09/25/2035	914	753
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	100	110
Chase Mortgage Finance Trust
2.758% due 02/25/2037	807	788

Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2035		168	168
5.500% due 12/25/2036		6,535	6,481
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		6,350	6,245
2.823% due 03/25/2034		101	101
3.027% due 09/25/2037 ^		49	39
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		1,157	942
1.173% due 12/25/2035		150	107
Countrywide Home Loan Mortgage Pass-Through Trust
0.483% due 04/25/2035		206	162
2.740% due 02/20/2035		2,117	1,989
2.915% due 11/25/2034		1,279	1,183
5.000% due 08/25/2019		63	64
5.111% due 03/25/2034		1,249	1,213
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		30	28
Credit Suisse Mortgage Capital Certificates
0.363% due 10/15/2021		867	853
4.459% due 04/26/2047		2,872	2,826
Credit Suisse Mortgage Pass-Through Certificates
5.311% due 12/15/2039		145	160
5.383% due 02/15/2040		395	426
6.253% due 02/15/2041		12,100	13,867
CW Capital Cobalt Commerical Mortgage Trust
5.223% due 08/15/2048		145	158
First Horizon Alternative Mortgage Securities
2.339% due 09/25/2035		111	92
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		718	708
Granite Master Issuer PLC
0.322% due 12/20/2054	EUR	1,342	1,701
0.342% due 12/20/2054		3,311	4,204
0.392% due 12/20/2054		$1,014	984
0.733% due 12/20/2054	GBP	13,693	20,313
0.813% due 12/20/2054		7,249	10,745
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	174	223
0.884% due 01/20/2044	GBP	158	236
0.889% due 09/20/2044		937	1,402
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	104
GS Mortgage Securities Trust
1.103% due 03/06/2020		814	816
GSR Mortgage Loan Trust
2.679% due 09/25/2035		407	405
Harborview Mortgage Loan Trust
0.382% due 01/19/2038		8,121	6,571
IndyMac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032		31	29
IndyMac Mortgage Loan Trust
0.443% due 02/25/2037		10,900	5,319
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		315	350
5.901% due 02/12/2049		60	67
JPMorgan Mortgage Trust
4.479% due 02/25/2035		366	367
4.742% due 02/25/2034		138	136
Mall Funding PLC
1.184% due 04/22/2017	GBP	6,295	9,108
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		$226	235
Mellon Residential Funding Corp.
1.053% due 08/15/2032		302	291
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		1,000	869
0.443% due 11/25/2035		198	184
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	444
5.810% due 06/12/2050		150	168
Morgan Stanley Capital Trust
5.610% due 04/15/2049		170	173
5.692% due 04/15/2049		4,400	4,919
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		319	289
Morgan Stanley Re-REMIC Trust
5.982% due 08/15/2045		15,000	16,872
Prime Mortgage Trust
0.593% due 02/25/2019		6	6
0.593% due 02/25/2034		200	195
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^		507	404
3.662% due 09/25/2035		2,302	2,030
Structured Adjustable Rate Mortgage Loan Trust
2.561% due 07/25/2034		403	397

Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035		2,292	2,127
1.032% due 10/19/2033		52	45
Structured Asset Securities Corp.
2.584% due 02/25/2032		16	16
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		1,667	1,654
5.509% due 04/15/2047		300	331
WaMu Mortgage Pass-Through Certificates
0.483% due 10/25/2045		661	601
0.513% due 01/25/2045		191	171
1.368% due 11/25/2042		171	158
2.220% due 02/27/2034		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		3,917	3,878
2.640% due 06/25/2035		262	261
2.641% due 03/25/2036		2,500	2,445
2.682% due 03/25/2035		482	471
2.696% due 11/25/2034		5,141	5,154

Total Mortgage-Backed Securities (Cost $165,336)			177,038

ASSET-BACKED SECURITIES 3.8%
ACE Securities Corp. Home Equity Loan Trust
0.683% due 08/25/2035		6,700	6,407
Babson CLO, Inc.
0.525% due 11/10/2019		2,126	2,112
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		1,073	1,087
Centex Home Equity Loan Trust
4.670% due 09/25/2034		284	298
Conseco Finance Home Equity Loan Trust
7.550% due 04/15/2032		9	9
First Franklin Mortgage Loan Trust
0.303% due 11/25/2036		2,241	2,234
Fremont Home Loan Trust
0.983% due 12/25/2029		95	72
Galaxy CLO Ltd.
0.516% due 04/25/2019		7,561	7,495
GSAMP Trust
0.583% due 01/25/2036		6,000	4,354
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		3,234	3,233
Hillmark Funding
0.524% due 05/21/2021		6,800	6,668
HSBC Home Equity Loan Trust
0.452% due 01/20/2035		13	13
0.482% due 01/20/2034		1,508	1,482
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		87	82
Nelnet Student Loan Trust
0.976% due 07/25/2018		81	81
Pacifica CDO Corp.
0.536% due 01/26/2020		3,212	3,206
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		3,323	3,331
Penta CLO S.A.
0.518% due 06/04/2024	EUR	32,826	40,675
SLM Student Loan Trust
0.356% due 04/26/2021		$108	108
0.943% due 10/16/2023		3,587	3,591
1.293% due 08/15/2023		7,985	8,031
3.500% due 08/17/2043		8,563	8,092
South Carolina Student Loan Corp.
0.726% due 01/25/2021		49	49
Structured Asset Securities Corp.
0.423% due 07/25/2035		29	29
1.694% due 04/25/2035		2,039	1,905

Total Asset-Backed Securities (Cost $99,632)			104,644

SOVEREIGN ISSUES 3.6%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	260
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	1,000	312
Hydro-Quebec
0.563% due 09/30/2013 (d)		$5,000	3,725
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,201
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,287
Mexico Government International Bond
6.250% due 06/16/2016	MXN	158,100	12,824
Panama Government International Bond
7.250% due 03/15/2015		$700	767

Province of British Columbia
3.250% due 12/18/2021	CAD	100	97
4.300% due 06/18/2042		200	205
Province of Ontario
0.950% due 05/26/2015		$4,900	4,933
1.100% due 10/25/2017		800	781
1.650% due 09/27/2019		15,000	14,341
2.850% due 06/02/2023	CAD	200	183
3.150% due 06/02/2022		15,800	14,969
3.200% due 09/08/2016		1,200	1,191
4.000% due 06/02/2021		3,500	3,556
4.200% due 03/08/2018		100	103
4.200% due 06/02/2020		200	207
4.300% due 03/08/2017		600	618
4.400% due 06/02/2019		1,100	1,148
5.500% due 06/02/2018		300	326
Province of Quebec
3.000% due 09/01/2023		3,400	3,118
3.500% due 12/01/2022		2,600	2,511
4.250% due 12/01/2021		20,200	20,781
4.500% due 12/01/2016		100	103
4.500% due 12/01/2017		900	938
4.500% due 12/01/2018		400	419
4.875% due 05/05/2014		$220	228
5.125% due 11/14/2016		25	28
Republic of Korea
4.875% due 09/22/2014		900	939

Total Sovereign Issues (Cost $100,816)			98,099

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Ally Financial, Inc.
7.000% due 07/29/2013 (d)		8,000	7,604
DG Funding Trust
2.534% due 07/29/2013 (d)		912	6,453
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		4,000	4,821

Total Preferred Securities (Cost $21,490)			18,878

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 30.2%
CERTIFICATES OF DEPOSIT 1.6%
Dexia Credit Local S.A.
1.500% due 09/27/2013		$3,800	3,808
1.700% due 09/06/2013		18,900	18,941
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		22,600	22,488

			45,237

COMMERCIAL PAPER 0.8%
Entergy Corp.
0.790% due 07/08/2013		2,700	2,700
0.800% due 07/18/2013		3,000	2,999
Ford Motor Credit Co. LLC
1.021% due 12/20/2013		3,300	3,283
Santander S.A.
3.100% due 10/01/2013		7,700	7,682

Standard Chartered Bank
0.950% due 09/26/2013		6,700	6,696

			23,360

REPURCHASE AGREEMENTS (f) 0.2%			5,915

MEXICO TREASURY BILLS 2.5%
3.843% due 07/18/2013 - 09/19/2013 (b)	MXN	914,400	70,066

U.S. TREASURY BILLS 0.1%
0.021% due 08/08/2013 - 05/01/2014 (b)(g)		$2,730	2,730

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 25.0%
PIMCO Short-Term Floating NAV Portfolio		506	5
PIMCO Short-Term Floating NAV Portfolio III		68,382,418	683,209

			683,214

Total Short-Term Instruments (Cost $834,023)			830,522

Total Investments 107.3% (Cost $2,923,411)			$2,936,881
Written Options (i) (0.2%) (Premiums $1,792)			(6,250)
Other Assets and Liabilities (Net) (7.1%)			(193,668)

Net Assets 100.0%			$2,736,963

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,300	U.S. Treasury Bonds 2.750% due 08/15/2042	$(2,397)	$2,300	$2,300
SSB	0.010%	06/28/2013	07/01/2013	3,615	Fannie Mae 2.200% due 10/17/2022	(3,688)	3,615	3,615

						$(6,085)	$5,915	$5,915

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $11,076 at a weighted average interest rate of (0.158%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2043	$44,000	$47,112	$(46,564)
Fannie Mae	6.000%	07/01/2043	2,900	3,155	(3,153)

				$50,267	$(49,717)

(g)	Securities with an aggregate market value of $1,320 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	37	$4
3-Month Euribor June Futures	Long	06/2015	9	(8)
3-Month Euribor March Futures	Long	03/2015	11	(8)
90-Day Eurodollar December Futures	Long	12/2015	3,310	(5,407)
90-Day Eurodollar June Futures	Long	06/2015	236	(123)
90-Day Eurodollar March Futures	Long	03/2015	7,385	(2,426)
90-Day Eurodollar March Futures	Long	03/2016	223	(332)
90-Day Eurodollar September Futures	Long	09/2014	3	0
90-Day Eurodollar September Futures	Long	09/2015	65	21
U.S. Treasury 10-Year Note September Futures	Long	09/2013	58	(184)

				$(8,463)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$200	$(3)	$(3)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	210,400	735	(577)

					$732	$(580)

(h)	Securities with an aggregate market value of $5,806 and cash of $44 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	28,705		$37,078	MSC	$0	$(286)	$(286)
07/2013		13,514		17,787	RYL	197	0	197
07/2013	GBP	60,474		91,678	HUS	0	(299)	(299)
07/2013	JPY	357,700		3,652	BPS	45	0	45
07/2013		62,700		643	BRC	11	0	11
07/2013		119,200		1,218	MSC	16	0	16
07/2013		1,116,187		11,306	UAG	51	0	51
07/2013	MXN	92,297		7,535	JPM	422	0	422
07/2013	MYR	827		267	DUB	6	0	6
07/2013		618		200	HUS	5	0	5
07/2013		618		200	JPM	5	0	5
07/2013		1,588		512	UAG	11	0	11
07/2013		$1,918	EUR	1,479	BOA	6	0	6
07/2013		13,646		10,349	BRC	14	(189)	(175)
07/2013		13,681		10,277	CBK	0	(304)	(304)
07/2013		6,446		4,836	FBF	0	(151)	(151)
07/2013		6,209		4,656	HUS	0	(149)	(149)
07/2013		7,038		5,348	JPM	0	(77)	(77)
07/2013		1,429		1,083	MSC	0	(19)	(19)
07/2013		5,551		4,191	RYL	0	(95)	(95)
07/2013		1,941	GBP	1,238	BPS	0	(58)	(58)
07/2013		88,360		57,436	BRC	0	(1,002)	(1,002)
07/2013		2,814		1,800	CBK	0	(76)	(76)
07/2013		5,153	JPY	502,200	BRC	0	(89)	(89)
07/2013		2,269		224,000	CBK	0	(10)	(10)
07/2013		1,134		106,900	FBF	0	(56)	(56)
07/2013		5,811		553,100	JPM	0	(234)	(234)
07/2013		900	MYR	2,739	BRC	0	(36)	(36)
07/2013		300		914	FBF	0	(12)	(12)
08/2013	BRL	1,140		$512	MSC	5	0	5
08/2013	GBP	57,436		88,341	BRC	1,002	0	1,002
08/2013	IDR	5,952,200		601	HUS	16	0	16
08/2013	MXN	3,461		279	DUB	12	0	12
08/2013		223,783		18,086	MSC	893	0	893
08/2013		$14,923	BRL	30,320	UAG	0	(1,429)	(1,429)
08/2013		3,903	EUR	2,983	HUS	0	(20)	(20)
08/2013		17,790		13,514	RYL	0	(197)	(197)
08/2013		100	IDR	992,200	FBF	0	(3)	(3)
08/2013		500		4,960,000	JPM	0	(13)	(13)
09/2013	CAD	54,757		$53,744	DUB	1,782	0	1,782
09/2013	EUR	11,077		14,549	UAG	126	0	126
09/2013	MXN	39,436		3,050	BOA	28	0	28
09/2013		277,985		22,028	BPS	722	(1)	721
09/2013		13,803		1,109	DUB	50	0	50
09/2013		8,092		614	HUS	4	(10)	(6)
09/2013		13,288		1,020	JPM	8	(6)	2
09/2013		46,633		3,570	MSC	26	(30)	(4)
09/2013		308,016		24,902	UAG	1,308	(12)	1,296
09/2013		$1,107	EUR	826	CBK	0	(32)	(32)
09/2013		3,173		2,368	FBF	0	(90)	(90)
09/2013		4,914	MXN	60,671	JPM	0	(264)	(264)
11/2013	EUR	21,525		$27,815	FBF	0	(219)	(219)
12/2013		31,300		39,507	BOA	0	(1,267)	(1,267)
04/2014		500		634	CBK	0	(18)	(18)
06/2014		800		1,014	FBF	0	(29)	(29)
08/2014		200		253	BPS	0	(8)	(8)

						$6,771	$(6,790)	$(19)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	13,900	$26	$(16)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		13,900	31	(39)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		3,400	6	(4)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,400	7	(9)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		3,400	7	(4)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		3,400	7	(9)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$79,500	56	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		79,500	199	(1,734)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		45,500	120	(730)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		52,800	161	(950)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		87,200	87	(17)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		87,200	371	(1,253)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		9,200	5	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		9,200	25	(201)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		38,100	193	(547)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,600	134	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		44,600	321	(679)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,100	5	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,100	5	(17)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	4	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	3	(11)

								$1,773	$(6,222)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY 96.000	08/12/2013	$3,300	$19	$(28)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		$15,000	$60	$85	$(25)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		25,000	(155)	(310)	155
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%		16,500	(172)	(64)	(108)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(7)	(16)	9
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.252%		3,400	(16)	(39)	23
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		1,200	(8)	(12)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		200	(1)	(2)	1
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		500	(3)	(5)	2
China Government International Bond	RYL	1.000%	03/20/2015	0.492%		10,000	91	137	(46)
China Government International Bond	UAG	1.000%	03/20/2015	0.492%		25,000	227	355	(128)
Goldman Sachs Group, Inc.	FBF	1.000%	12/20/2014	0.829%		10,000	28	(210)	238
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.228%		3,300	(21)	(55)	34
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.171%		1,200	(5)	(27)	22
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.228%		1,300	(8)	(22)	14
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.171%		1,200	(5)	(26)	21
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%		1,300	(125)	(89)	(36)
JPMorgan Chase & Co.	FBF	1.000%	06/20/2014	0.341%		11,900	81	106	(25)
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%		5,800	53	(148)	201
MetLife, Inc.	FBF	1.000%	12/20/2014	0.412%		1,200	12	(18)	30
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.141%	EUR	4,900	20	(69)	89

							$46	$(429)	$475

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	$193	$3	$0	$3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	9	0	9

					$12	$0	$12

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG	BRL	22,800	$(422)	$16	$(438)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		2,000	(33)	7	(40)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		1,000	(17)	3	(20)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	10,500	(14)	(6)	(8)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		31,400	(42)	(20)	(22)

							$(528)	$0	$(528)

(j)	Securities with an aggregate market value of $10,064 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$2,351	$0	$2,351
Corporate Bonds & Notes
Banking & Finance	0	414,189	106	414,295
Industrials	0	56,479	103	56,582
Utilities	0	29,380	0	29,380
Municipal Bonds & Notes
California	0	2,305	0	2,305
Illinois	0	3,646	0	3,646
Louisiana	0	1,209	0	1,209
New Jersey	0	129	0	129
New York	0	2,303	0	2,303
Texas	0	2,411	0	2,411
Wisconsin	0	892	0	892
U.S. Government Agencies	0	850,130	0	850,130
U.S. Treasury Obligations	0	342,067	0	342,067
Mortgage-Backed Securities	0	177,038	0	177,038
Asset-Backed Securities	0	104,644	0	104,644
Sovereign Issues	0	98,099	0	98,099
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	12,425	6,453	18,878
Short-Term Instruments
Certificates of Deposit	0	45,237	0	45,237
Commercial Paper	0	23,360	0	23,360
Repurchase Agreements	0	5,915	0	5,915
Mexico Treasury Bills	0	70,066	0	70,066
U.S. Treasury Bills	0	2,730	0	2,730
Central Funds Used for Cash Management Purposes	683,214	0	0	683,214
	$683,214	$2,247,005	$6,662	$2,936,881

Short Sales, at value
U.S. Government Agencies	$0	$(49,717)	$0	$(49,717)

Financial Derivative Instruments - Assets
Credit Contracts	0	855	0	855
Foreign Exchange Contracts	0	6,771	0	6,771
Interest Rate Contracts	25	0	0	25
	$25	$7,626	$0	$7,651

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(368)	0	(368)
Foreign Exchange Contracts	0	(6,818)	0	(6,818)
Interest Rate Contracts	(8,488)	(7,330)	0	(15,818)
	$(8,488)	$(14,516)	$0	$(23,004)

Totals	$674,751	$2,190,398	$6,662	$2,871,811

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$109	$0	$0	$0	$0	$(3)	$0	$0	$106	$(3)
Industrials	117	0	(11)	0	(1)	(2)	0	0	103	(1)
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	6,626	0	0	0	0	(173)	0	0	6,453	(173)

Totals	$6,852	$0	$(11)	$0	$(1)	$(178)	$0	$0	$6,662	$(177)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$106	Benchmark Pricing	Base Price	111.00
Industrials	103	Third Party Vendor	Broker Quote	112.00 - 115.00
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	6,453	Benchmark Pricing	Base Price	$ 7,183.47

Total	$6,662

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 100.0%
GOVERNMENT AGENCY DEBT 14.1%
Federal Farm Credit Bank
2.625% due 04/17/2014	$3,400	$3,467
Federal Home Loan Bank
0.120% due 07/12/2013	38,000	38,000
0.130% due 07/12/2013	7,400	7,400
0.140% due 07/25/2013	40,000	40,000
0.140% due 09/04/2013	33,800	33,799
Freddie Mac
0.130% due 02/11/2014	2,750	2,748
0.130% due 02/24/2014	900	899

		126,313

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (b) 19.6%		175,349

TREASURY DEBT 11.9%
U.S. Treasury Notes
0.25 due 01/31/2014	19,600	19,608
0.25 due 02/28/2014	7,300	7,304
0.25 due 04/30/2014	12,500	12,508
0.25 due 05/31/2014	27,225	27,251
0.75 due 12/15/2013	22,085	22,142
1.00 due 02/15/2014	9,700	9,742
1.25 due 01/15/2014	7,600	7,651

		106,206

U.S. TREASURY BILLS 2.9%
U.S. Treasury Bills
0.148% due 05/29/2014 - 06/26/2014 (a)	26,275	26,238

TREASURY REPURCHASE AGREEMENTS (b) 51.5%		460,800

Total Short-Term Instruments (Cost $894,906)		894,906

Total Investments 100.0% (Cost $894,906)		$894,906
Other Assets and Liabilities (Net) 0.0%		(447)

Net Assets 100.0%		$894,459

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
Government Agency Repurchase Agreements
BPS	0.200%	06/28/2013	07/01/2013	$50,000	Freddie Mac 3.500% due 04/01/2042	$(51,832)	$50,000	$50,001
GSC	0.150%	06/28/2013	07/01/2013	25,000	Freddie Mac 3.000% due 06/01/2043	(25,914)	25,000	25,000
MSC	0.220%	06/28/2013	07/01/2013	8,900	Fannie Mae 1.600% due 12/24/2020	(9,102)	8,900	8,900
RYL	0.210%	06/28/2013	07/01/2013	44,700	Freddie Mac 4.375% due 07/17/2015	(45,638)	44,700	44,701
SAL	0.220%	06/28/2013	07/01/2013	44,700	Freddie Mac 1.620% due 11/21/2019	(45,263)	44,700	44,701
SSB	0.010%	06/28/2013	07/01/2013	2,049	Fannie Mae 2.200% due 10/17/2022	(2,091)	2,049	2,049
Treasury Repurchase Agreements
BOA	0.140%	06/28/2013	07/01/2013	2,600	U.S. Treasury Bonds 2.750% due 08/15/2042	(2,710)	2,600	2,600
BPS	0.160%	06/28/2013	07/01/2013	25,000	U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032	(25,794)	25,000	25,000
BRC	0.180%	06/28/2013	07/01/2013	100,000	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(102,421)	100,000	100,002
JPS	0.200%	06/28/2013	07/01/2013	75,800	U.S. Treasury Notes 0.625% due 11/30/2017	(77,572)	75,800	75,801
MBC	0.200%	06/28/2013	07/01/2013	107,400	U.S. Treasury Notes 0.250% - 2.125% due 08/15/2015 - 12/31/2015	(109,257)	107,400	107,402
RBC	0.170%	06/28/2013	07/01/2013	100,000	U.S. Treasury Notes 0.250% due 03/31/2015	(102,070)	100,000	100,001
TDM	0.190%	06/28/2013	07/01/2013	50,000	U.S. Treasury Notes 0.875% - 1.000% due 02/28/2017 - 03/31/2017	(51,244)	50,000	50,001

						$(650,908)	$636,149	$636,159

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$126,313	$0	$126,313
Government Agency Repurchase Agreements	0	175,349	0	175,349
Treasury Debt	0	106,206	0	106,206
U.S. Treasury Bills	0	26,238	0	26,238
Treasury Repurchase Agreements	0	460,800	0	460,800
	$0	$894,906	$0	$894,906

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 122.3%
Fannie Mae
0.000% due 07/25/2022 (b)	$20	$18
0.262% due 12/25/2036	3,431	3,251
0.313% due 03/25/2034	793	787
0.343% due 08/25/2034 - 10/25/2035	7,664	7,494
0.433% due 06/25/2033	62	59
0.453% due 06/25/2032	247	250
0.493% due 03/25/2018	231	232
0.533% due 11/25/2032	139	133
0.593% due 04/18/2028	3	3
0.643% due 05/25/2023	437	439
0.693% due 03/25/2017 - 03/25/2032	491	496
0.869% due 02/25/2024	310	313
1.193% due 04/25/2032	271	278
1.219% due 04/25/2023	2	2
1.288% due 05/01/2033	302	315
1.374% due 08/01/2042 - 10/01/2044	2,599	2,659
1.550% due 02/01/2036	326	331
1.833% due 08/01/2027	540	577
1.877% due 03/01/2032	80	85
2.000% due 07/01/2028	4,000	3,889
2.023% due 01/01/2035	439	464
2.035% due 03/01/2035	13	13
2.039% due 02/01/2035	78	83
2.041% due 01/01/2035	229	243
2.050% due 05/01/2035	599	632
2.054% due 01/01/2035	145	153
2.115% due 04/01/2035	327	342
2.140% due 11/01/2035	126	133
2.159% due 12/01/2034	578	614
2.232% due 02/01/2035	154	163
2.237% due 03/01/2035	56	59
2.249% due 04/01/2033	164	174
2.250% due 03/01/2027	80	84
2.257% due 01/01/2035	71	75
2.275% due 12/01/2035	555	592
2.291% due 12/01/2034	55	58
2.301% due 10/01/2028	11	11
2.336% due 12/01/2034	12	12
2.355% due 03/01/2023	1,995	1,869
2.371% due 03/01/2035	32	34
2.373% due 06/01/2030	12	12
2.424% due 11/01/2034	37	39
2.453% due 10/01/2035	29	31
2.469% due 02/01/2035	48	51
2.500% due 07/01/2028 - 07/01/2043	34,400	33,657
2.506% due 02/01/2035	94	100
2.516% due 05/01/2035	219	232
2.522% due 02/01/2035	78	83
2.529% due 01/25/2022 (a)	7,380	1,022
2.545% due 07/01/2035	142	151
2.549% due 07/01/2035	118	127
2.550% due 09/01/2034	544	574
2.571% due 05/25/2035	287	295
2.604% due 07/01/2035	73	77
2.610% due 02/01/2035	74	79
2.666% due 10/01/2035	86	92
2.676% due 08/01/2036	1,096	1,169
2.755% due 10/01/2032	250	254
2.862% due 09/01/2035	408	435
3.000% due 07/01/2028 - 08/01/2043	32,300	32,042
3.162% due 05/01/2023	9	10
3.500% due 07/01/2028 - 07/01/2043	33,295	34,078
4.000% due 08/01/2018 - 08/01/2043	43,213	45,153
4.500% due 08/01/2020 - 07/01/2043	29,013	30,807
5.000% due 01/01/2019 - 07/01/2043	19,704	21,190
5.075% due 11/01/2018	1	1
5.282% due 11/01/2035	142	150
5.363% due 11/01/2035	159	171
5.500% due 08/01/2024 - 08/01/2043	12,459	13,572
5.709% due 01/25/2043	1,379	1,224
5.990% due 08/01/2017	1,079	1,172
6.000% due 07/01/2017 - 07/01/2043	17,398	19,136
6.500% due 06/01/2021 - 07/01/2043	4,381	4,893
7.000% due 09/25/2023	31	35
7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	24	27
8.200% due 04/25/2025	1	1

Federal Housing Administration
7.430% due 06/01/2019	59	58
Freddie Mac
0.343% due 08/15/2019	600	600
0.593% due 06/15/2032 - 12/15/2032	245	245
0.643% due 12/15/2031	188	190
0.693% due 09/15/2030	20	20
0.733% due 01/15/2042	8,219	8,360
0.963% due 01/25/2023 (a)	23,595	1,447
1.150% due 02/15/2021	337	337
1.178% due 11/25/2022 (a)	10,697	813
1.374% due 10/25/2044 - 02/25/2045	2,141	2,164
1.438% due 04/25/2021 (a)	6,960	545
1.510% due 11/25/2019 (a)	3,996	285
1.567% due 11/25/2019 (a)	36,950	2,748
2.249% due 02/01/2018	27	28
2.355% due 02/01/2028	84	87
2.367% due 01/01/2034	34	36
2.375% due 07/01/2030 - 04/01/2035	166	177
2.377% due 04/01/2035	159	169
2.386% due 02/01/2035	17	18
2.500% due 03/01/2035	50	51
2.511% due 02/01/2035	18	19
2.527% due 05/01/2035	169	179
2.548% due 05/01/2032	20	20
2.573% due 10/01/2036	591	634
2.602% due 01/01/2035	96	102
2.615% due 03/01/2034	679	725
2.622% due 06/01/2035	60	64
2.732% due 01/01/2035	1,447	1,544
2.735% due 09/01/2035	442	470
2.775% due 03/01/2035	32	34
2.786% due 02/01/2035	46	49
2.825% due 08/01/2036	65	70
2.896% due 09/01/2035	1,739	1,844
3.000% due 07/01/2043	4,000	3,899
3.252% due 08/01/2025	3	3
3.500% due 12/15/2022	1	1
3.549% due 11/01/2028	3	3
4.000% due 07/01/2043 - 08/01/2043	14,000	14,554
4.500% due 03/15/2021 - 06/01/2041	19,521	20,613
5.000% due 10/01/2029 - 07/01/2041	15,865	17,024
5.500% due 12/01/2017 - 06/01/2040	13,496	14,546
6.000% due 11/01/2027 - 07/01/2043	6,060	6,575
6.500% due 12/15/2023 - 05/15/2028	554	627
8.000% due 06/15/2026	10	12
Ginnie Mae
0.393% due 02/16/2032 - 07/16/2032	137	138
0.443% due 08/16/2032	592	595
0.743% due 04/16/2032	177	179
1.198% due 04/20/2063	2,967	3,070
1.750% due 06/20/2017 - 08/20/2026	24	25
2.000% due 02/20/2017 - 07/20/2025	14	15
2.500% due 12/20/2021 - 07/01/2043	14,934	13,948
3.000% due 06/15/2043 - 07/01/2043	7,500	7,415
3.500% due 02/20/2018 - 07/01/2043	37,567	38,574
4.000% due 03/20/2016 - 07/01/2043	15,887	16,676
4.500% due 08/20/2033 - 07/01/2043	27,910	29,775
5.000% due 04/15/2035 - 07/01/2043	30,104	32,653
5.500% due 09/15/2033 - 07/01/2043	8,745	9,524
6.000% due 02/15/2032 - 04/15/2036	1,408	1,572
6.500% due 07/15/2024 - 08/15/2038	1,087	1,231
7.500% due 08/15/2027	1	2

Total U.S. Government Agencies (Cost $529,585)		526,944

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
0.625% due 04/30/2018	880	850
1.750% due 05/15/2023	300	281
2.000% due 02/15/2023	700	673

Total U.S. Treasury Obligations (Cost $1,882)		1,804

MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Assets Trust
0.483% due 08/25/2037 ^	1,671	429
American Home Mortgage Investment Trust
0.433% due 05/25/2047 ^	63	4
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	130	145
Banc of America Funding Corp.
0.482% due 05/20/2035	143	92
5.630% due 01/20/2047 ^	856	653
Bear Stearns Alt-A Trust
2.594% due 08/25/2036 ^	4,842	1,937

4.689% due 11/25/2036 ^	1,592	1,276
CBA Commercial Small Balance Commercial Mortgage
0.473% due 12/25/2036	361	295
Chevy Chase Funding LLC
0.473% due 01/25/2035	79	70
Citigroup Mortgage Loan Trust, Inc.
0.993% due 08/25/2035	1,142	819
Countrywide Alternative Loan Trust
0.392% due 07/20/2046 ^	179	97
0.403% due 05/25/2035	811	649
0.423% due 08/25/2046	70	7
0.443% due 09/25/2046	442	102
0.443% due 10/25/2046 ^	178	49
0.453% due 07/25/2046 ^	378	89
0.463% due 05/25/2036 ^	103	18
0.472% due 09/20/2046	385	68
0.533% due 10/25/2046 ^	393	6
0.563% due 11/25/2035 ^	41	5
0.613% due 12/25/2035	101	47
Countrywide Home Loan Mortgage Pass-Through Trust
0.483% due 02/25/2035	20	14
0.483% due 04/25/2035	478	375
0.493% due 04/25/2046 ^	133	23
0.533% due 03/25/2036	119	53
0.543% due 02/25/2036 ^	80	22
1.113% due 09/25/2034	415	239
2.712% due 04/25/2035	979	768
2.716% due 03/25/2037 ^	1,929	1,308
2.862% due 02/25/2047 ^	2,338	1,804
Credit Suisse First Boston Mortgage Securities Corp.
2.756% due 09/25/2034	602	608
Greenpoint Mortgage Funding Trust
0.393% due 10/25/2046	389	191
0.393% due 12/25/2046 ^	378	160
0.463% due 04/25/2036 ^	88	9
0.513% due 09/25/2046 ^	396	99
0.533% due 10/25/2046	391	136
GSR Mortgage Loan Trust
0.453% due 08/25/2046	319	79
Harborview Mortgage Loan Trust
0.442% due 09/19/2046 ^	61	9
HomeBanc Mortgage Trust
0.373% due 12/25/2036	326	268
IndyMac Mortgage Loan Trust
0.393% due 11/25/2046	358	182
0.443% due 02/25/2037	450	220
JPMorgan Alternative Loan Trust
0.694% due 06/27/2037	3,824	3,166
JPMorgan Chase Commercial Mortgage Securities Trust
0.568% due 07/15/2019	776	756
2.373% due 06/15/2043 (a)	21,320	1,024
LB Commercial Mortgage Trust
5.517% due 07/15/2044	100	113
MASTR Adjustable Rate Mortgages Trust
0.493% due 05/25/2047 ^	414	174
0.533% due 05/25/2047 ^	414	133
MASTR Alternative Loan Trust
0.593% due 03/25/2036	1,356	289
Mellon Residential Funding Corp.
0.893% due 11/15/2031	190	186
Morgan Stanley Dean Witter Capital, Inc.
5.500% due 04/25/2017	2	2
Mortgage Equity Conversion Asset Trust
0.580% due 02/25/2042	3,302	2,788
0.620% due 01/25/2042	2,304	1,887
0.640% due 10/25/2041	1,929	1,579
RBSSP Resecuritization Trust
0.693% due 11/21/2035	2,745	2,717
Residential Accredit Loans, Inc. Trust
0.393% due 12/25/2046 ^	391	150
0.423% due 05/25/2037 ^	230	60
0.463% due 05/25/2046 ^	361	121
3.348% due 08/25/2035 ^	233	134
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	293	319
RiverView HECM Trust
0.253% due 07/25/2047	390	343
Sequoia Mortgage Trust
0.892% due 10/19/2026	139	138
0.952% due 10/20/2027	37	36
Structured Asset Mortgage Investments Trust
0.493% due 08/25/2036	450	129
0.852% due 09/19/2032	74	71
Thornburg Mortgage Securities Trust
6.128% due 09/25/2037	216	212

UBS-Barclays Commercial Mortgage Trust
1.521% due 04/10/2046 (a)	3,494	317
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045	1,299	1,344
WaMu Mortgage Pass-Through Certificates
0.413% due 07/25/2046 ^	45	3
0.688% due 07/25/2044	287	235
0.893% due 12/25/2045	356	73
1.174% due 02/25/2046	827	747
2.470% due 10/25/2046	3,713	3,319
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.443% due 07/25/2046	83	15
0.939% due 04/25/2047	260	55
Wells Fargo Commercial Mortgage Trust
2.309% due 10/15/2045 (a)	3,467	436

Total Mortgage-Backed Securities (Cost $40,441)		36,495

ASSET-BACKED SECURITIES 1.3%
Amortizing Residential Collateral Trust
0.773% due 07/25/2032	25	23
0.893% due 10/25/2031	17	15
Amresco Residential Securities Mortgage Loan Trust
0.688% due 06/25/2028	195	177
0.748% due 06/25/2027	133	129
0.748% due 09/25/2027	299	276
0.823% due 09/25/2028	538	472
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.468% due 11/25/2034	726	494
Centex Home Equity Loan Trust
0.493% due 01/25/2032	25	22
CIT Group Home Equity Loan Trust
0.733% due 06/25/2033	90	82
Conseco Finance Home Equity Loan Trust
1.693% due 05/15/2032	663	641
Countrywide Asset-Backed Certificates
0.873% due 06/25/2033	202	196
EMC Mortgage Loan Trust
0.943% due 08/25/2040	124	114
GSAA Home Equity Trust
0.493% due 03/25/2037	472	279
0.493% due 05/25/2047	1,524	1,006
Home Equity Asset Trust
0.793% due 11/25/2032	3	2
Lehman XS Trust
0.423% due 06/25/2046 ^	32	1
0.513% due 11/25/2046 ^	399	91
Morgan Stanley Mortgage Loan Trust
0.423% due 02/25/2037	129	70
0.553% due 04/25/2037	1,051	537
RAAC Series
0.593% due 06/25/2047	700	622
Renaissance Home Equity Loan Trust
0.953% due 12/25/2032	54	40
Salomon Brothers Mortgage Securities, Inc.
1.168% due 10/25/2028	305	296
Specialty Underwriting & Residential Finance Trust
0.873% due 01/25/2034	35	31
Structured Asset Securities Corp.
0.773% due 01/25/2033	23	21
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	136	142

Total Asset-Backed Securities (Cost $5,548)		5,779

SHORT-TERM INSTRUMENTS 27.1%
REPURCHASE AGREEMENTS (e) 0.1%		220

U.S. TREASURY BILLS 0.7%
0.098% due 08/15/2013 - 05/29/2014 (c)(f)	3,180	3,177

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 26.3%
PIMCO Short-Term Floating NAV Portfolio	9,393,065	93,987
PIMCO Short-Term Floating NAV Portfolio III	1,910,421	19,087

		113,074

Total Short-Term Instruments (Cost $116,490)		116,471

Total Investments 159.6% (Cost $693,946)		$687,493
Other Assets and Liabilities (Net) (59.6%)		(256,717)

Net Assets 100.0%		$430,776

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$220	Fannie Mae 2.200% due 10/17/2022	$(225)	$220	$220

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $3,487 at a weighted average interest rate of (0.250%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2028	$21,000	$22,028	$(21,886)
Fannie Mae	4.500%	07/01/2043	11,000	11,644	(11,641)
Fannie Mae	4.500%	08/01/2043	5,000	5,317	(5,282)
Freddie Mac	4.500%	07/01/2043	1,000	1,057	(1,053)
Ginnie Mae	2.500%	07/01/2043	15,000	14,369	(13,980)
Ginnie Mae	5.000%	07/01/2043	18,000	19,441	(19,432)

				$73,856	$(73,274)

(f)	Securities with an aggregate market value of $2,278 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%)	10/11/2021	$500	$22	$0	$22

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
U.S. Government Agencies	$0	$525,864	$1,080	$526,944
U.S. Treasury Obligations	0	1,804	0	1,804
Mortgage-Backed Securities	0	28,554	7,941	36,495
Asset-Backed Securities	0	5,779	0	5,779
Short-Term Instruments
Repurchase Agreements	0	220	0	220
U.S. Treasury Bills	0	3,177	0	3,177
Central Funds Used for Cash Management Purposes	113,074	0	0	113,074
	$113,074	$565,398	$9,021	$687,493

Short Sales, at value
U.S. Government Agencies	$0	$(73,274)	$0	$(73,274)

Financial Derivative Instruments - Assets
Credit Contracts	$0	$22	$0	$22

Totals	$113,074	$492,146	$9,021	$614,241

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
U.S. Government Agencies	$61	$1,154	$(97)	$0	$0	$(38)	$0	$0	$1,080	$(38)
Mortgage-Backed Securities	24,916	3,886	(20,541)	26	(1,321)	975	0	0	7,941	(37)

Totals	$24,977	$5,040	$(20,638)	$26	$(1,321)	$937	$0	$0	$9,021	$(75)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$58	Benchmark Pricing	Base Price	97.88
	1,022	Other Valuation Techniques (3)	—	—
Mortgage-Backed Securities	7,941	Third Party Vendor	Broker Quote	81.88 - 103.31

Total	$9,021

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
SLM Student Loan Trust
4.400% due 07/25/2039	EUR	880	$1,028

Total Corporate Bonds & Notes (Cost $1,071)			1,028

U.S. GOVERNMENT AGENCIES 74.8%
Fannie Mae
0.000% due 01/01/2033 - 11/25/2042 (b)		$4,857	4,241
0.819% due 02/25/2024		27	27
1.100% due 09/25/2022 (a)		34,743	2,269
2.000% due 07/01/2028 - 12/25/2042		14,074	13,655
2.355% due 03/01/2023		2,993	2,804
2.500% due 06/25/2022 - 07/01/2043		3,301	3,127
2.500% due 12/25/2027 - 02/25/2028 (a)		17,102	1,941
3.000% due 05/25/2040 - 08/01/2043		8,602	8,382
3.000% due 01/25/2042 - 02/25/2043 (a)		30,251	4,924
3.146% due 08/25/2043		114	120
3.303% due 05/25/2042		93	100
3.500% due 01/25/2041 - 08/01/2043		62,419	63,183
3.500% due 07/25/2042 - 08/25/2042 (a)		7,216	1,274
3.750% due 05/25/2033		84	88
4.000% due 02/25/2024 (a)		555	37
4.000% due 11/01/2040 - 07/01/2043		48,637	50,794
4.500% due 03/01/2039 - 07/01/2043		44,556	48,011
5.000% due 04/25/2033 - 12/01/2041		24,890	27,465
5.000% due 10/01/2035		666	717
5.500% due 02/01/2029 - 01/25/2032 (a)		1,110	171
5.500% due 01/25/2034 - 06/25/2036		4,631	5,209
5.907% due 06/25/2037 (a)		2,873	409
6.000% due 02/01/2033 (a)		872	166
6.000% due 02/25/2034 - 07/01/2043		4,110	4,472
6.057% due 03/25/2024 (a)		373	29
6.300% due 06/25/2031		1,364	1,515
6.507% due 08/25/2040 (a)		6,336	933
6.557% due 09/25/2039 (a)		779	122
6.730% due 04/25/2042		188	184
7.000% due 12/25/2023 - 03/25/2049		121	142
7.098% due 05/25/2042		120	117
7.208% due 08/25/2033		1,163	1,139
8.907% due 07/25/2033		1,942	2,301
12.274% due 03/25/2040		506	609
17.344% due 09/25/2024		61	78
19.181% due 09/25/2023		15	20
24.748% due 12/25/2036		850	1,354
Freddie Mac
0.000% due 09/15/2032 - 11/15/2037 (b)		4,630	4,377
1.026% due 09/25/2022 (a)		47,892	3,054
1.471% due 08/25/2019 (a)		127,071	8,638
1.567% due 11/25/2019 (a)		105,989	7,882
2.375% due 01/13/2022 (g)(j)		5,000	4,865
2.500% due 09/15/2027 - 12/15/2027 (a)		24,349	2,754
3.000% due 04/15/2027 - 12/15/2032 (a)		4,585	546
3.000% due 06/15/2036		192	196
3.500% due 03/15/2035 - 10/15/2042		4,124	4,167
4.000% due 04/15/2019 - 08/15/2042		10,395	10,849
4.500% due 07/15/2032 - 12/01/2041		11,384	12,326
5.000% due 05/15/2019 - 12/01/2039		4,471	4,887
5.500% due 02/15/2033 - 07/01/2037		5,814	6,383
5.808% due 06/15/2018 - 10/15/2036 (a)		4,706	541
6.000% due 07/15/2035		321	403
6.408% due 01/15/2041 (a)		3,239	652
6.458% due 03/15/2035 (a)		7,310	988
6.508% due 10/15/2034 (a)		6,021	793
6.558% due 03/15/2037 (a)		4,516	708
6.580% due 12/15/2023 (a)		1,767	284
7.538% due 12/15/2042		702	694
7.808% due 06/15/2031 (a)		827	166
7.946% due 09/17/2032		100	118
8.670% due 05/15/2024 (a)		986	181
9.415% due 10/15/2040		1,226	1,247
9.515% due 01/15/2041		749	768
11.844% due 05/15/2033		94	106
12.615% due 05/15/2033		23	27
15.467% due 10/15/2033		1,563	1,970
16.025% due 11/15/2034		29	39
17.628% due 05/15/2035		724	996

18.616% due 10/15/2023		141	213
Ginnie Mae
0.000% due 03/16/2033 - 03/20/2041 (b)		379	326
0.678% due 12/16/2043 (a)		47,846	398
1.287% due 08/16/2048 (a)		25,934	1,925
1.344% due 05/16/2050 (a)		37,958	2,069
1.510% due 12/16/2043 (a)		847	50
1.895% due 05/16/2053 (a)		2,244	174
2.500% due 07/20/2042 - 07/01/2043		5,001	4,652
3.000% due 10/20/2042 (a)		10,322	1,502
3.000% due 07/01/2043		1,000	988
3.500% due 05/16/2042 - 07/01/2043		1,001	1,026
4.000% due 09/20/2038 - 08/20/2042		11,203	11,808
4.250% due 10/20/2038		1,040	1,146
4.500% due 02/15/2039 - 01/20/2042		18,215	19,515
5.000% due 08/20/2034 - 07/01/2043		1,143	1,244
5.000% due 09/20/2038 (a)		2,000	551
5.500% due 02/20/2034 - 04/20/2040		56	62
5.500% due 11/16/2037 (a)		428	55
5.908% due 11/16/2034 (a)		2,305	393
8.000% due 05/17/2034		304	331
9.217% due 12/20/2040		4,000	4,320

Total U.S. Government Agencies (Cost $390,144)			386,482

MORTGAGE-BACKED SECURITIES 24.9%
Aggregator of Loans Backed by Assets PLC
2.760% due 12/16/2042	GBP	943	1,478
American Home Mortgage Assets Trust
3.057% due 01/25/2036		$3,536	2,387
American Home Mortgage Investment Trust
2.414% due 06/25/2045		1,079	1,054
Banc of America Funding Corp.
2.887% due 02/20/2036		3,038	2,406
6.000% due 09/25/2036		135	125
Banc of America Large Loan Trust
2.493% due 11/15/2015		3,396	3,407
Banc of America Mortgage Trust
2.927% due 04/25/2035		1,569	1,279
3.172% due 11/20/2046 ^		720	565
5.309% due 04/25/2035		124	123
Bancaja Fondo de Titulizacion de Activos
0.452% due 02/20/2036	EUR	2,512	2,923
BCAP LLC Trust
0.378% due 01/26/2037		$5,652	3,114
2.793% due 12/26/2037		590	598
Bear Stearns Adjustable Rate Mortgage Trust
2.756% due 10/25/2036		813	602
2.763% due 12/25/2046		2,633	2,042
Bear Stearns Alt-A Trust
0.693% due 01/25/2036 ^		4,060	2,350
5.246% due 09/25/2035		968	764
Bear Stearns Mortgage Funding Trust
0.423% due 09/25/2046 ^		315	186
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		9,797	7,434
Celtic Residential Irish Mortgage Securitisation PLC
0.450% due 04/10/2048	EUR	6,069	6,377
0.468% due 12/14/2048		2,341	2,590
Chase Mortgage Finance Trust
2.766% due 02/25/2037		$46	46
Citigroup Mortgage Loan Trust, Inc.
2.570% due 03/25/2036		331	299
6.000% due 08/25/2037		4,839	3,652
Commercial Mortgage Pass-Through Certificates
2.086% due 12/10/2045 (a)		8,040	907
Countrywide Alternative Loan Trust
0.512% due 11/20/2035		1,178	912
0.593% due 06/25/2036 ^		55	34
0.893% due 05/25/2036		547	292
1.668% due 09/25/2035		111	96
2.409% due 03/25/2047 ^		364	278
5.057% due 02/25/2035 (a)		5,071	653
6.000% due 05/25/2036		155	119
Countrywide Home Loan Mortgage Pass-Through Trust
2.793% due 01/25/2036		306	239
5.180% due 09/25/2037		1,025	871
5.500% due 01/25/2035		988	1,029
5.750% due 05/25/2037 ^		106	92
6.000% due 01/25/2038		1,167	1,019
6.250% due 09/25/2037 ^		376	348
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036		102	61
First Horizon Alternative Mortgage Securities
2.164% due 07/25/2036		708	441

First Horizon Mortgage Pass-Through Trust
2.714% due 11/25/2035		131	120
Global Mortgage Securitization Ltd.
0.463% due 04/25/2032		6,645	6,238
GMAC Mortgage Corp. Loan Trust
3.482% due 05/25/2035		95	90
Great Hall Mortgages PLC
0.403% due 06/18/2039		3,061	2,722
Harborview Mortgage Loan Trust
0.502% due 08/19/2045		160	139
Hercules Eclipse PLC
0.744% due 10/25/2018	GBP	1,231	1,724
Impac Secured Assets Trust
0.363% due 01/25/2037		$2,751	1,991
Indus (Eclipse) PLC
0.674% due 01/25/2020	GBP	457	654
IndyMac Mortgage Loan Trust
2.458% due 08/25/2035		$237	202
2.713% due 09/25/2036		4,022	2,872
5.065% due 09/25/2036		574	391
Jefferies Resecuritization Trust
2.546% due 02/26/2036		2,358	2,357
JPMorgan Alternative Loan Trust
0.353% due 09/25/2036		7,197	5,175
0.353% due 11/25/2036 ^		3,393	2,248
JPMorgan Mortgage Trust
2.882% due 07/25/2035		54	54
2.897% due 04/25/2035		308	298
JPMorgan Resecuritization Trust
2.701% due 03/21/2037		21	21
6.000% due 09/26/2036		12,385	6,972
LB Commercial Mortgage Trust
5.517% due 07/15/2044		50	56
Lehman Mortgage Trust
0.513% due 08/25/2036 ^		592	415
Lehman XS Trust
1.093% due 08/25/2047		1,144	793
Luminent Mortgage Trust
0.423% due 05/25/2037 ^		142	85
Mall Funding PLC
1.184% due 04/22/2017	GBP	1,526	2,208
Merrill Lynch Mortgage Investors Trust
2.127% due 07/25/2029		$53	52
2.610% due 12/25/2035		259	235
2.681% due 02/25/2036		1,810	1,315
Morgan Stanley Mortgage Loan Trust
2.579% due 06/25/2037		934	520
5.500% due 10/25/2037		2,436	2,218
Morgan Stanley Re-REMIC Trust
3.250% due 11/26/2036		464	463
5.000% due 11/26/2036		600	615
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.662% due 12/15/2048 (a)		11,548	892
Mortgage Equity Conversion Asset Trust
0.630% due 05/25/2042		4,907	4,039
RBSSP Resecuritization Trust
9.445% due 06/26/2037		1,500	916
Residential Accredit Loans, Inc. Trust
0.393% due 10/25/2046		4,434	2,442
0.493% due 08/25/2035		553	433
0.543% due 08/25/2035 ^		3,883	2,791
0.593% due 10/25/2045		466	339
3.739% due 05/25/2035		212	141
8.000% due 04/25/2036 ^		755	672
Residential Asset Securitization Trust
6.250% due 08/25/2036		1,804	1,613
Rural Hipotecario Fondo De Titulizacion Hipotec
0.443% due 02/13/2033	EUR	1,099	1,321
Sequoia Mortgage Trust
4.828% due 07/20/2037		$369	299
Structured Adjustable Rate Mortgage Loan Trust
2.609% due 08/25/2035		514	474
Structured Asset Mortgage Investments Trust
0.383% due 07/25/2046		557	342
Thornburg Mortgage Securities Trust
1.093% due 03/25/2044		148	137
UBS-Barclays Commercial Mortgage Trust
0.263% due 08/10/2049 (a)		178,586	3,136
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045		1,191	1,232
WaMu Mortgage Pass-Through Certificates
2.428% due 07/25/2037		275	208
4.954% due 07/25/2037 ^		214	193
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.443% due 02/25/2036		729	535
0.869% due 01/25/2047		5,416	3,158

5.750% due 11/25/2035		3,375	2,808
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 06/25/2037		343	273
2.605% due 05/25/2036 ^		237	216
2.610% due 02/25/2035		54	53
2.701% due 08/25/2033		62	62
2.720% due 04/25/2036		580	542
6.000% due 09/25/2036		140	137
Windermere CMBS PLC
0.761% due 04/24/2017	GBP	1,846	2,713

Total Mortgage-Backed Securities (Cost $124,224)			128,552

ASSET-BACKED SECURITIES 10.4%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.983% due 10/25/2033		$2,746	2,485
Avoca CLO PLC
0.547% due 01/16/2023	EUR	1,995	2,541
Bear Stearns Asset-Backed Securities Trust
0.393% due 12/25/2036		$9,941	8,924
Citigroup Mortgage Loan Trust, Inc.
0.603% due 10/25/2035		1,700	1,392
Countrywide Asset-Backed Certificates
0.333% due 07/25/2037		7,100	4,906
0.343% due 05/25/2037		1,441	1,200
0.353% due 10/25/2047		1,450	1,414
0.433% due 04/25/2036		842	565
0.673% due 01/25/2036		900	638
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		2,978	1,408
5.938% due 10/25/2036		1,100	920
First Franklin Mortgage Loan Trust
1.003% due 04/25/2035		4,881	4,372
GSAA Home Equity Trust
0.423% due 04/25/2047		776	445
GSAMP Trust
0.313% due 12/25/2036		1,433	726
HSI Asset Securitization Corp. Trust
0.343% due 12/25/2036		8,533	4,504
Lehman XS Trust
0.313% due 08/25/2036		1,062	712
Marquette U.S./European CLO LLC
0.631% due 07/15/2020	EUR	3,000	3,661
MASTR Asset-Backed Securities Trust
0.643% due 10/25/2035		$1,000	924
Merrill Lynch Mortgage Investors Trust
0.303% due 03/25/2037		1,365	903
0.303% due 08/25/2037		985	546
Morgan Stanley Mortgage Loan Trust
0.433% due 04/25/2037		3,092	1,551
RAAC Series
0.363% due 11/25/2036		495	490
Residential Asset Mortgage Products Trust
0.373% due 08/25/2046		1,072	981
Residential Asset Securities Corp. Trust
0.443% due 01/25/2036		195	193
Securitized Asset-Backed Receivables LLC
1.168% due 03/25/2035		1,102	1,005
Specialty Underwriting & Residential Finance Trust
0.543% due 03/25/2037		919	502
Vanderbilt Mortgage Finance
7.120% due 04/07/2032		684	727
Wrightwood Capital Real Estate CDO Ltd.
0.594% due 11/21/2040		6,056	5,390

Total Asset-Backed Securities (Cost $53,813)			54,025

SHORT-TERM INSTRUMENTS 14.0%
REPURCHASE AGREEMENTS (e) 0.2%			959

U.S. TREASURY BILLS 1.1%
0.118% due 08/15/2013 - 05/29/2014 (c)(f)(j)		5,581	5,577

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 12.7%
PIMCO Short-Term Floating NAV Portfolio	6,542,798	65,468

Total Short-Term Instruments (Cost $72,002)		72,004

PURCHASED OPTIONS (h) 0.1%
(Cost $418)		623

Total Investments 124.4% (Cost $641,672)		$642,714
Written Options (i) (0.2%) (Premiums $403)		(998)
Other Assets and Liabilities (Net) (24.2%)		(124,951)

Net Assets 100.0%		$516,765

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$959	Fannie Mae 2.200% due 10/17/2022	$(978)	$959	$959

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $33,553 at a weighted average interest rate of 0.229%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	07/01/2028	$1,000	$1,029	$(1,005)
Fannie Mae	3.000%	07/01/2028	10,000	10,375	(10,281)
Fannie Mae	3.000%	07/01/2043	1,000	962	(977)
Fannie Mae	3.500%	07/01/2028	4,000	4,207	(4,169)
Fannie Mae	4.500%	08/01/2043	33,000	35,091	(34,861)
Fannie Mae	5.000%	07/01/2043	15,000	16,150	(16,144)
Fannie Mae	5.500%	07/01/2043	9,000	9,740	(9,776)
Freddie Mac	4.500%	07/01/2043	2,000	2,114	(2,106)
Ginnie Mae	4.500%	07/01/2043	4,000	4,114	(4,110)

				$83,782	$(83,429)

(f)	Securities with an aggregate market value of $2,069 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	06/19/2020	$7,000	$(290)	$(277)

(g)	Securities with an aggregate market value of $72 and cash of $259 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	15,275	$	19,731	MSC	$0	$(152)	$(152)
07/2013	$	19,989	EUR	15,275	RYL	0	(106)	(106)
08/2013	EUR	15,275	$	19,992	RYL	107	0	107
09/2013		542		710	FBF	4	0	4
09/2013	GBP	5,812		8,919	HUS	84	0	84

						$195	$(258)	$(63)

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 3-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.900%	07/08/2013	$105,000	$127	$56
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.550%	07/08/2013	35,000	291	567

							$418	$623

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.400%	07/08/2013	$35,000	$403	$(998)

OTC Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.6-1 Index	BOA	0.320%	07/25/2045	$6,610	$(1,979)	$(2,280)	$301
CMBX.NA.AAA.3 Index	FBF	0.080%	12/13/2049	14,400	(598)	(585)	(13)
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049	600	(25)	(23)	(2)
CMBX.NA.AAA.4 Index	CBK	0.350%	02/17/2051	1,987	(79)	(94)	15
CMBX.NA.AAA.4 Index	FBF	0.350%	02/17/2051	298	(12)	(15)	3
CMBX.NA.AAA.4 Index	GST	0.350%	02/17/2051	695	(28)	(34)	6

					$(2,721)	$(3,031)	$310

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $3,209 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,028	$0	$1,028
U.S. Government Agencies	0	386,482	0	386,482
Mortgage-Backed Securities	0	123,281	5,271	128,552
Asset-Backed Securities	0	54,025	0	54,025
Short-Term Instruments
Repurchase Agreements	0	959	0	959
U.S. Treasury Bills	0	5,577	0	5,577
Central Funds Used for Cash Management Purposes	65,468	0	0	65,468
Purchased Options
Interest Rate Contracts	0	623	0	623
	$65,468	$571,975	$5,271	$642,714

Short Sales, at value
U.S. Government Agencies	$0	$(83,429)	$0	$(83,429)

Financial Derivative Instruments - Assets
Credit Contracts	0	325	0	325
Foreign Exchange Contracts	0	195	0	195
	$0	$520	$0	$520

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(15)	0	(15)
Foreign Exchange Contracts	0	(258)	0	(258)
Interest Rate Contracts	0	(1,275)	0	(1,275)

	$0	$(1,548)	$0	$(1,548)

Totals	$65,468	$487,518	$5,271	$558,257

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Mortgage-Backed Securities	$0	$5,275	$(83)	$0	$16	$63	$0	$0	$5,271	$63
Asset-Backed Securities	5,567	0	(1)	5	0	(181)	0	(5,390)	0	0

Totals	$5,567	$5,275	$(84)	$5	$16	$(118)	$0	$(5,390)	$5,271	$63

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Mortgage-Backed Securities	$5,271	Third Party Vendor	Broker Quote	82.31 - 103.31

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 82.7%
ALABAMA 1.0%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$3,000	$3,000
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,298

		6,298

ARIZONA 0.4%
Arizona Transportation Board Revenue Bonds, Series 2011
5.250% due 07/01/2024	2,000	2,302

CALIFORNIA 11.0%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	5,495	5,854
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,133
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	2,000	2,004
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,285
5.000% due 04/01/2037	4,500	4,596
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 11/15/2043	8,000	8,219
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,300	6,408
Culver Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	633
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,273
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,000	1,185
7.000% due 11/01/2034	1,000	1,245
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,273
5.125% due 05/01/2030	1,500	1,519
5.125% due 05/01/2031	1,500	1,513
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	930	960
4.800% due 09/01/2017	870	898
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2030	7,000	7,675
San Jose Unified School District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2027	405	457
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	2,144
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2042	1,000	1,050
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,211

		69,535

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,432
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,029
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	11,566

		14,027

CONNECTICUT 1.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,080
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	5,000	5,036
South Central Connecticut Regional Water Authority Revenue Bonds, Series 2013
5.000% due 08/01/2038	2,000	2,128
5.000% due 08/01/2043	2,000	2,115

		11,359

FLORIDA 2.8%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,865
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	790
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,173
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	5,000	5,362
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	530	570

		17,760

GEORGIA 3.0%
Atlanta, Georgia Department of Aviation Revenue Bonds, Series 2012
5.000% due 01/01/2042	2,000	2,057
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	15,725
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	758
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	560	613

		19,153

ILLINOIS 2.3%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,337
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2014	650	659
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	178
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,042
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	502
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,515
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,140
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,473

		14,846

INDIANA 1.1%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,666
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	4,790
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 1992
6.750% due 02/01/2014	240	249
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	571

		7,276

KANSAS 1.0%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	548
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	5,000	5,122
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	585

		6,255

LOUISIANA 0.8%
St. Tammany Parish, Louisiana Revenue Notes, Series 2010
5.000% due 08/01/2016	615	675
5.000% due 08/01/2018	505	561
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	4,030	4,030

		5,266

MARYLAND 0.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2039	2,000	2,118

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013	2,500	2,524

5.000% due 07/01/2043		4,642

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
2.821% due 01/01/2016	250	261
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	3,025	3,320
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	3,910	4,390

		7,971

MINNESOTA 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2012
5.000% due 01/01/2029	1,250	1,354
5.000% due 01/01/2030	1,000	1,076
5.000% due 01/01/2031	750	804

		3,234

MISSOURI 1.0%
Kansas City, Missouri General Obligation Bonds, Series 2012
5.000% due 02/01/2023	1,555	1,805
Metropolitan St Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	1,325	1,564
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,024
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2015	540	562
Missouri Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	90	90
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	107
Strother Interchange Transportation Development District, Missouri Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	471

		6,623

NEBRASKA 2.7%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	17,000	17,283

NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,065
5.000% due 07/01/2017	1,075	1,179

		2,244

NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,500	2,361
6.500% due 04/01/2018	475	510
6.500% due 04/01/2031	500	558
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,500	1,578
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,764

		8,771

NEW MEXICO 0.5%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	2,845	2,973

NEW YORK 20.5%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,620
Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	540
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2006
5.000% due 02/15/2047	2,500	2,518
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	9,000	9,383
5.750% due 02/15/2047	16,195	17,401
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	6,250	6,594
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	904
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,913

New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,255
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,190
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,668
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2042	2,000	2,144
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2045	14,000	14,607
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
5.000% due 06/15/2034	3,000	3,229
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,206
5.000% due 11/15/2044	2,000	2,023
5.750% due 11/15/2051	5,000	5,512
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	2,851
5.000% due 12/15/2026	10,000	11,258
5.000% due 02/15/2037	3,100	3,284
5.000% due 02/15/2040	3,500	3,690
5.000% due 03/15/2042	5,000	5,263
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2029	4,000	4,395
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2028	5,000	5,477

		129,925

NORTH CAROLINA 3.0%
Charlotte, North Carolina Certificates of Participation Bonds, Series 2013
5.000% due 06/01/2029	1,340	1,461
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,330
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2035	5,000	5,238
5.000% due 06/01/2036	2,500	2,593
5.000% due 10/01/2038	2,000	2,067
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,018

		18,707

OHIO 5.9%
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2028	7,205	7,861
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	8,675	7,853
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,490
JobsOhio Beverage System Revenue Bonds, Series 2013
5.000% due 01/01/2038	11,500	11,913
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2023	3,665	4,207

		37,324

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
4.750% due 06/15/2028	650	653
5.000% due 06/15/2029	1,000	1,027
5.000% due 06/15/2031	500	509

		2,189

PENNSYLVANIA 4.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	440	444
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series
2008 2.700% due 04/01/2035	2,800	2,712
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,000	6,159
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series
2008 4.000% due 10/01/2023	1,000	1,031
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	769
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,032
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042	3,000	2,898
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,252
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2012
5.000% due 11/01/2028	5,900	6,442

Wilkes-Barre Finance Authority, Pennsylvania Revenue Notes, Series 2010	560	593

4.000% due 11/01/2015		27,332

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,163

SOUTH CAROLINA 0.5%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,655
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	264

		2,919

TENNESSEE 0.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,250
5.000% due 02/01/2024	1,400	1,477

		5,727

TEXAS 8.2%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,045
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	6,000	6,269
5.000% due 11/01/2035	8,000	8,247
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,300
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.060% due 09/01/2031	1,200	1,200
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	230	253
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,000
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	872
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012
5.000% due 05/15/2033	250	263
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	986
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
1.350% due 06/01/2039	1,450	1,458
Southwest Higher Education Authority, Inc., Texas Revenue Bonds, Series 2013
5.000% due 10/01/2029	1,000	1,103
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,695
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,343
5.250% due 12/15/2022	3,825	4,164
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2031	5,000	4,988
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	2,205	2,389
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	3,000	3,530
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2025	9,000	5,433
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (b)	1,400	1,544

		52,082

VIRGINIA 1.8%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2040	6,490	6,773
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2025	2,285	2,671
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,049

		11,493

WASHINGTON 0.9%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,260

Yakima County, Washington School District No. 28 West Valley General Obligation Bonds, (AGM Insured), Series 2007	1,220	1,296

5.000% due 12/01/2023		5,556

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	603
Wisconsin Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.350% due 11/01/2022	660	661

		1,264

Total Municipal Bonds & Notes (Cost $525,178)		524,499

SHORT-TERM INSTRUMENTS 14.7%
REPURCHASE AGREEMENTS (c) 0.3%		2,179

U.S. TREASURY BILLS 0.1%
0.124% due 05/01/2014 (d)	290	290

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 14.3%
PIMCO Short-Term Floating NAV Portfolio	9,069,268	90,747

Total Short-Term Instruments (Cost $93,216)		93,216

Total Investments 97.4% (Cost $618,394)		$617,715
Other Assets and Liabilities (Net) 2.6%		16,671

Net Assets 100.0%		$634,386

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,400	$1,544	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$2,179	Fannie Mae 2.200% due 10/17/2022	$(2,225)	$2,179	$2,179

(1)	Includes accrued interest.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%)	12/20/2016	$8,300	$16	$190	$(174)
MCDX 5-Year Index	JPM	(1.000%)	12/20/2016	16,300	31	400	(369)

					$47	$590	$(543)

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GST	0.650%	06/20/2018	1.537%	$5,000	$(194)	$0	$(194)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Securities with an aggregate market value of $290 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$6,298	$0	$6,298
Arizona	0	2,302	0	2,302
California	0	69,535	0	69,535
Colorado	0	14,027	0	14,027
Connecticut	0	11,359	0	11,359
Florida	0	17,760	0	17,760
Georgia	0	19,153	0	19,153
Illinois	0	14,846	0	14,846
Indiana	0	7,276	0	7,276
Kansas	0	6,255	0	6,255
Louisiana	0	5,266	0	5,266
Maryland	0	4,642	0	4,642
Massachusetts	0	7,971	0	7,971
Minnesota	0	3,234	0	3,234
Missouri	0	6,623	0	6,623
Nebraska	0	17,283	0	17,283
New Hampshire	0	2,244	0	2,244
New Jersey	0	8,771	0	8,771
New Mexico	0	2,973	0	2,973
New York	0	129,925	0	129,925
North Carolina	0	18,707	0	18,707
Ohio	0	37,324	0	37,324
Oregon	0	2,189	0	2,189
Pennsylvania	0	27,332	0	27,332
Rhode Island	0	2,163	0	2,163
South Carolina	0	2,919	0	2,919
Tennessee	0	5,727	0	5,727
Texas	0	52,082	0	52,082
Virginia	0	11,493	0	11,493
Washington	0	5,556	0	5,556
Wisconsin	0	1,264	0	1,264
Short-Term Instruments
Repurchase Agreements	0	2,179	0	2,179
U.S. Treasury Bills	0	290	0	290
Central Funds Used for Cash Management Purposes	90,747	0	0	90,747
	$90,747	$526,968	$0	$617,715

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(737)	$0	$(737)

Totals	$90,747	$526,231	$0	$616,978
There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 89.8%
ARIZONA 0.5%
Tucson, Arizona Water System Revenue Bonds, Series 2012
5.000% due 07/01/2024	$100	$114

CALIFORNIA 5.1%
Bay Area Water Supply & Conservation Agency, California Revenue Bonds, Series 2013
5.000% due 10/01/2026	500	558
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	100	106
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	100	112
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	265	307

		1,083

COLORADO 1.9%
Colorado State Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	288
University of Colorado Revenue Bonds, Series 2011
5.000% due 06/01/2023	100	115

		403

DISTRICT OF COLUMBIA 1.8%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2021	325	389

FLORIDA 0.6%
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	117

INDIANA 0.5%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	115

LOUISIANA 2.7%
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	565

MASSACHUSETTS 4.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2006
0.040% due 03/01/2026	500	500
Commonwealth of Massachusetts General Obligation Bonds, Series 2011
5.000% due 10/01/2026	105	119
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	200	220

		839

MICHIGAN 0.6%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	119

MINNESOTA 0.5%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	115

MISSOURI 4.2%
Metropolitan St Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	375	443
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	116
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	275	325

		884

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	100	111

NEW JERSEY 4.7%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	167
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	500	562
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028 (a)	250	277

		1,006

NEW MEXICO 4.4%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	932

NEW YORK 16.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	100	106
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2026	600	677
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	116
5.000% due 12/15/2026	1,000	1,126
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2032	170	182
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	201
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	1,015	1,146

		3,554

NORTH CAROLINA 2.6%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	200	217
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	160	174
North Carolina State Revenue Bonds, Series 2011
5.000% due 05/01/2026	150	170

		561

OHIO 3.1%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	169
American Municipal Power Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	227
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2024	225	254

		650

OKLAHOMA 0.5%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	113

PENNSYLVANIA 5.8%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	100	97
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 06/01/2023	500	565
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	558

		1,220

TEXAS 14.8%
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	364
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	541
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	116
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	100	119
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	219
North Texas Tollway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2028	100	105
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	400	409

Texas State General Obligation Bonds, Series 2013
5.000% due 08/01/2027	1,105	1,264

		3,137

VIRGINIA 10.8%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2025	1,000	1,169
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	300	344
Virginia Public Building Authority Revenue Bonds, Series 2013
5.000% due 08/01/2025	580	668
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	118

		2,299

WASHINGTON 2.4%
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2012
5.000% due 11/01/2021	100	119
Pierce County, Washington School District No. 10 Tacoma General Obligation Notes, Series 2012
4.000% due 06/01/2020	100	111
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	178
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 01/01/2015	100	107

		515

WISCONSIN 1.1%
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	118
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	119

		237

Total Municipal Bonds & Notes (Cost $19,978)		19,078

SHORT-TERM INSTRUMENTS 6.1%
REPURCHASE AGREEMENTS (c) 1.1%		236

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 6.1%
PIMCO Short-Term Floating NAV Portfolio	130,054	1,301

Total Short-Term Instruments (Cost $1,537)		1,537

Total Investments 95.9% (Cost $21,515)		$20,615
Other Assets and Liabilities (Net) 4.1%		640

Net Assets 100.0%		$21,255

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	07/01/2013	06/03/2013	$236	Fannie Mae 2.200% due 10/17/2022	$(245)	$236	$236

(1)	Includes accrued interest.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$ 2,200	$301	$134

Cash of $179 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$114	$0	$114
California	0	1,083	0	1,083
Colorado	0	403	0	403
District of Columbia	0	389	0	389
Florida	0	117	0	117
Indiana	0	115	0	115
Louisiana	0	565	0	565
Massachusetts	0	839	0	839
Michigan	0	119	0	119
Minnesota	0	115	0	115
Missouri	0	884	0	884
New Hampshire	0	111	0	111
New Jersey	0	1,006	0	1,006
New Mexico	0	932	0	932
New York	0	3,554	0	3,554
North Carolina	0	561	0	561
Ohio	0	650	0	650
Oklahoma	0	113	0	113
Pennsylvania	0	1,220	0	1,220
Texas	0	3,137	0	3,137
Virginia	0	2,299	0	2,299
Washington	0	515	0	515
Wisconsin	0	237	0	237
Short-Term Instruments
Repurchase Agreements	0	236	0	236
Central Funds Used for Cash Management Purposes	1,301	0	0	1,301
	$1,301	$19,314	$0	$20,615

Financial Derivative Instruments - Assets
Interest Rate Contracts	$0	$134	$0	$134

Totals	$1,301	$19,448	$0	$20,749

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 87.4%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$190	$199

NEW YORK 87.3%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,203
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,073
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	851
Build NYC Resource Corp., New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,033
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	95
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,727
5.000% due 07/01/2041	1,500	1,549
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	7,000	7,521
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,069
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,269
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,664
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,144
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,030
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,616
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,095
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000	3,063
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,455
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,339
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,889
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,095
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,137
5.000% due 10/01/2019	2,300	2,628
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,480
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,132
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	585
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 01/01/2046	500	440
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	758
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	824
5.500% due 01/01/2016	1,000	1,100
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,896
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,820
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2033	3,000	3,291
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,102
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,039
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	75	76
5.750% due 11/15/2051	7,000	7,717
New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,889

New York Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	549
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,088
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,121
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,168
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	763
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,139
5.000% due 07/01/2026	500	521
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,094
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,756
5.000% due 07/01/2038	1,000	1,056
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,066
5.500% due 05/01/2037	400	430
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	530
5.500% due 07/01/2040	1,000	1,088
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	551
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	5,500	5,776
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 05/01/2024	500	534
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,158
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	891
5.000% due 07/01/2016	1,000	1,107
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,082
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,523
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,472
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,061
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,076
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	492
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,888
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	291
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,154
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,085
Rensselaer Municipal Leasing Corp., New York Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,019
Sales Tax Asset Receivable Corp., New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,060
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	340	359
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,558
Tobacco Settlement Financing Corp., New York Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,003
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2022	600	630
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	715	822
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	4,000	4,432
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,208
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	2,915

TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,640

		136,850

Total Municipal Bonds & Notes (Cost $130,103)		137,049

SHORT-TERM INSTRUMENTS 11.3%
REPURCHASE AGREEMENTS (b) 0.3%		418

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 11.0%
PIMCO Short-Term Floating NAV Portfolio	1,719,846	17,209

Total Short-Term Instruments (Cost $17,627)		17,627

Total Investments 98.7% (Cost $147,730)		$154,676
Other Assets and Liabilities (Net) 1.3%		2,009

Net Assets 100.0%		$156,685

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$418	Fannie Mae 2.200% due 10/17/2022	$(427)	$418	$418

(1)	Includes accrued interest.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%)	12/20/2016	$2,600	$5	$60	$(55)
MCDX 5-Year Index	JPM	(1.000%)	12/20/2016	5,100	10	125	(115)

					$15	$185	$(170)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
California	$0	$199	$0	$199
New York	0	136,850	0	136,850
Short-Term Instruments
Repurchase Agreements	0	418	0	418
Central Funds Used for Cash Management Purposes	17,209	0	0	17,209
	$17,209	$137,467	$0	$154,676

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(170)	$0	$(170)

Totals	$17,209	$137,297	$0	$154,506

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income 2019 Fund®

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$1,438	$1,476
0.125% due 04/15/2017	1,280	1,314
0.125% due 01/15/2023	201	195
0.500% due 04/15/2015	773	792
1.250% due 04/15/2014	1,121	1,137
1.375% due 07/15/2018	1,866	2,038
1.625% due 01/15/2015	1,046	1,088
1.625% due 01/15/2018	1,754	1,920
1.875% due 07/15/2013	76	76
1.875% due 07/15/2015	938	998
1.875% due 07/15/2019	1,340	1,511
2.000% due 07/15/2014	1,129	1,166
2.000% due 01/15/2016	1,025	1,101
2.125% due 01/15/2019	1,924	2,176
2.500% due 07/15/2016	1,416	1,566
2.625% due 07/15/2017	1,066	1,209

Total U.S. Treasury Obligations (Cost $20,184)		19,763

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS (c) 0.9%		187

U.S. TREASURY BILLS 1.5%
0.120% due 05/01/2014 - 06/26/2014 (a)	300	300

Total Short-Term Instruments (Cost $487)		487

Total Investments 101.1% (Cost $20,671)		$20,250
Other Assets and Liabilities (Net) (1.1%)		(218)

Net Assets 100.0%		$20,032

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$187	Fannie Mae 2.200% due 10/17/2022	$(192)	$187	$187

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
U.S. Treasury Obligations	$0	$19,763	$0	$19,763
Short-Term Instruments
Repurchase Agreements	0	187	0	187
U.S. Treasury Bills	0	300	0	300

	$0	$20,250	$0	$20,250

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income 2029 Fund®

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$458	$470
0.125% due 04/15/2017	665	683
0.125% due 01/15/2022	658	644
0.125% due 07/15/2022	1,163	1,137
0.125% due 01/15/2023	1,007	976
0.500% due 04/15/2015	215	220
0.625% due 07/15/2021	547	565
1.125% due 01/15/2021	654	699
1.250% due 04/15/2014	220	223
1.250% due 07/15/2020	736	799
1.375% due 07/15/2018	480	524
1.375% due 01/15/2020	591	644
1.625% due 01/15/2015	451	469
1.625% due 01/15/2018	788	863
1.750% due 01/15/2028	971	1,088
1.875% due 07/15/2013	13	13
1.875% due 07/15/2015	508	540
1.875% due 07/15/2019	741	835
2.000% due 01/15/2014	151	153
2.000% due 07/15/2014	173	178
2.000% due 01/15/2016	158	170
2.000% due 01/15/2026	953	1,100
2.125% due 01/15/2019	472	534
2.375% due 01/15/2017	231	256
2.375% due 01/15/2025	1,813	2,160
2.375% due 01/15/2027	1,181	1,421
2.500% due 07/15/2016	564	624
2.500% due 01/15/2029	845	1,041
2.625% due 07/15/2017	258	293
3.625% due 04/15/2028	913	1,267
3.875% due 04/15/2029	622	897

Total U.S. Treasury Obligations (Cost $22,060)		21,486

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		136

Total Short-Term Instruments (Cost $136)		136

Total Investments 99.9% (Cost $22,196)		$21,622
Other Assets and Liabilities (Net) 0.1%		13

Net Assets 100.0%		$21,635

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$136	Fannie Mae 2.200% due 10/17/2022	$(139)	$136	$136

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
U.S. Treasury Obligations	$0	$21,486	$0	$21,486
Short-Term Instruments
Repurchase Agreements	0	136	0	136

Totals	$0	$21,622	$0	$21,622

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.3%
AES Corp.
3.750% due 06/01/2018	$629	$632
Community Health Systems, Inc.
2.445% due 07/25/2014	32	33
HCA, Inc.
2.695% due 05/02/2016	1,775	1,771
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015	1,218	1,255

Total Bank Loan Obligations (Cost $3,645)		3,691

CORPORATE BONDS & NOTES 2.7%
BANKING & FINANCE 0.8%
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014	1,000	1,035
ICICI Bank Ltd.
2.023% due 02/24/2014	800	802
Intesa Sanpaolo SpA
3.125% due 01/15/2016	400	393

		2,230

INDUSTRIALS 1.9%
Mohawk Industries, Inc.
6.375% due 01/15/2016	2,800	3,101
Pearson Dollar Finance PLC
5.700% due 06/01/2014	2,500	2,576

		5,677

Total Corporate Bonds & Notes (Cost $7,451)		7,907

U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac
0.473% due 09/25/2031	73	68
0.553% due 10/25/2029	541	531
5.000% due 11/15/2017	47	48
Small Business Administration
5.902% due 02/10/2018	379	416

Total U.S. Government Agencies (Cost $1,014)		1,063

U.S. TREASURY OBLIGATIONS 101.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2022 (d)	18,404	17,987
0.625% due 02/15/2043	8,901	7,481
0.750% due 02/15/2042 (d)(f)(i)	48,111	42,360
1.125% due 01/15/2021	319	341
1.250% due 07/15/2020	960	1,043
1.750% due 01/15/2028	18,073	20,243
1.875% due 07/15/2015	359	382
2.000% due 07/15/2014	740	765
2.000% due 01/15/2026	17,926	20,699
2.125% due 02/15/2040	12,910	15,681
2.375% due 01/15/2027	25,763	30,994
2.500% due 01/15/2029 (d)(f)(i)	13,789	16,991
3.375% due 04/15/2032 (d)(f)	18,268	25,653
3.625% due 04/15/2028 (d)(f)	28,083	38,969
3.875% due 04/15/2029 (d)(f)(i)	36,079	51,979
U.S. Treasury Notes
2.000% due 02/15/2023 (d)	3,200	3,077

Total U.S. Treasury Obligations (Cost $311,785)		294,645

MORTGAGE-BACKED SECURITIES 3.5%
Adjustable Rate Mortgage Trust
2.897% due 11/25/2035	790	666
5.020% due 01/25/2036	496	457
Banc of America Funding Corp.
2.872% due 03/20/2036	633	557
Banc of America Re-REMIC Trust
5.665% due 02/17/2051	800	890
Bear Stearns Alt-A Trust
2.594% due 08/25/2036 ^	1,998	799
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035	113	112

2.270% due 09/25/2035		648	637
2.540% due 05/25/2035		121	118
2.730% due 12/25/2035 ^		551	361
Countrywide Alternative Loan Trust
1.173% due 12/25/2035		659	471
2.905% due 02/25/2037 ^		418	350
GMAC Mortgage Corp. Loan Trust
3.425% due 06/19/2035		949	895
3.610% due 11/19/2035		598	552
GSR Mortgage Loan Trust
2.679% due 09/25/2035		204	203
HomeBanc Mortgage Trust
0.463% due 10/25/2035		112	93
Prime Mortgage Trust
5.000% due 02/25/2019		29	30
Residential Accredit Loans, Inc. Trust
0.373% due 06/25/2046		275	124
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^		1,791	816
0.643% due 12/25/2036 ^		528	191
5.000% due 08/25/2019		239	246
6.250% due 10/25/2036 ^		467	344
Structured Adjustable Rate Mortgage Loan Trust
5.271% due 07/25/2035 ^		394	343
Wachovia Mortgage Loan Trust LLC
5.381% due 10/20/2035		483	473
WaMu Mortgage Pass-Through Certificates
0.463% due 12/25/2045		197	175
0.483% due 07/25/2045		60	56
0.513% due 08/25/2045		145	131

Total Mortgage-Backed Securities (Cost $10,841)			10,090

ASSET-BACKED SECURITIES 1.6%
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		63	20
Bear Stearns Asset-Backed Securities Trust
1.193% due 10/25/2037		1,762	1,523
BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		498	490
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		45	46
Countrywide Asset-Backed Certificates
0.443% due 04/25/2036		225	219
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		33	16
Galaxy CLO Ltd.
0.516% due 04/25/2019		227	225
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	137	178
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		$1,004	521
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019		489	486
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019		273	272
Octagon Investment Partners Ltd.
0.573% due 11/28/2018		201	200
Soundview Home Loan Trust
0.253% due 11/25/2036		419	155
Wood Street CLO BV
0.587% due 03/29/2021	EUR	189	241

Total Asset-Backed Securities (Cost $5,060)			4,592

SOVEREIGN ISSUES 4.5%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	2,900	3,198
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	12,900	4,026
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017		2,500	2,674
6.000% due 08/15/2040		100	113
6.000% due 08/15/2050		675	769
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	1,200	1,358

Republic of Germany
0.750% due 04/15/2018 (a)	EUR	741	1,012

Total Sovereign Issues (Cost $14,763)			13,150

SHORT-TERM INSTRUMENTS 10.4%
CERTIFICATES OF DEPOSIT 0.4%
Dexia Credit Local S.A.
1.650% due 09/12/2013		$1,200	1,202

REPURCHASE AGREEMENTS (c) 0.1%			160

SHORT-TERM NOTES 0.8%
Bank of America Corp.
0.284% due 11/27/2013		3,600	2,305

U.S. TREASURY BILLS 0.1%
0.027% due 08/15/2013 (i)		310	310

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 9.0%
PIMCO Short-Term Floating NAV Portfolio		2,609,790	26,114

Total Short-Term Instruments (Cost $31,383)			30,091

PURCHASED OPTIONS (g) 0.2%
(Cost $646)			476

Total Investments 126.3% (Cost $386,588)			$365,705
Written Options (e)(h) (0.5%) (Premiums $2,025)			(1,430)
Other Assets and Liabilities (Net) (25.8%)			(74,676)

Net Assets 100.0%			$289,599

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$160	Fannie Mae 2.200% due 10/17/2022	$(168)	$160	$160

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOM	0.160%	05/10/2013	07/19/2013	$12,175	$(12,178)
BSN	0.160%	05/09/2013	10/16/2013	16,204	(16,208)
	0.160%	05/09/2013	10/17/2013	49,565	(49,577)
	0.190%	03/01/2013	07/18/2013	230	(230)
GSC	0.170%	05/03/2013	07/19/2013	7,771	(7,773)
TDM	0.100%	05/24/2013	07/22/2013	3,981	(3,981)
	0.150%	05/20/2013	08/20/2013	876	(876)

					$(90,823)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
GSC	0.070%	07/01/2013	07/02/2013	$773	$(773)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $94,229 at a weighted average interest rate of 0.162%.

(d)	Securities with an aggregate market value of $91,783 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(e)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	18	$10	$(51)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	18	6	(1)

				$16	$(52)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	63	$220
90-Day Eurodollar March Futures	Long	03/2016	188	(309)
90-Day Eurodollar March Futures	Long	03/2017	406	(569)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	13	(38)
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	184	801

				$105

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018	$3,300	$(95)	$8

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	$34,200	$(897)	$(843)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	13,000	1,781	1,002

					$884	$159

(f)	Securities with an aggregate market value of $3,007 and cash of $153 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	8,909		$8,717	WST	$574	$0	$574
07/2013	BRL	292		130	JPM	0	(1)	(1)
07/2013		292		132	MSC	1	0	1
07/2013	EUR	582		752	BRC	0	(5)	(5)
07/2013		8,253		10,660	MSC	0	(82)	(82)
07/2013	INR	126,672		2,112	DUB	0	(10)	(10)
07/2013		6,731		116	UAG	3	0	3
07/2013	JPY	48,800		498	FBF	6	0	6
07/2013		157,100		1,631	HUS	47	0	47
07/2013		105,600		1,068	JPM	3	0	3
07/2013		17,000		173	RBC	2	0	2
07/2013		91,900		931	UAG	4	0	4
07/2013		$3,209	AUD	3,338	CBK	0	(158)	(158)
07/2013		132	BRL	292	JPM	0	(1)	(1)
07/2013		130		292	MSC	1	0	1
07/2013		6,359	EUR	4,772	BRC	0	(147)	(147)
07/2013		2,373		1,815	CBK	0	(10)	(10)
07/2013		392		294	HUS	0	(9)	(9)
07/2013		2,584		1,954	JPM	0	(40)	(40)
07/2013		458	INR	24,910	BRC	0	(41)	(41)
07/2013		598		32,622	CBK	0	(51)	(51)
07/2013		393		21,387	HUS	0	(35)	(35)
07/2013		220		12,027	JPM	0	(19)	(19)
07/2013		756		42,457	UAG	0	(45)	(45)
07/2013		516	JPY	48,900	BPS	0	(23)	(23)
07/2013		1,448		136,400	FBF	0	(73)	(73)
07/2013		3,489		339,500	RYL	0	(66)	(66)
08/2013	BRL	9,102		$4,237	BOA	186	0	186
08/2013		100		45	BPS	0	0	0
08/2013		1,383		637	FBF	22	0	22
08/2013		207		91	JPM	0	(1)	(1)
08/2013		294		130	MSC	0	(1)	(1)
08/2013		1,463		720	UAG	69	0	69
08/2013	EUR	1,815		2,373	CBK	10	0	10
09/2013	CAD	220		216	BRC	7	0	7
09/2013	GBP	791		1,229	BPS	26	0	26
09/2013	MXN	544		41	BOA	0	(1)	(1)
09/2013		4,093		306	HUS	0	(8)	(8)
09/2013		2,181		166	JPM	0	(1)	(1)
09/2013		1,025		77	MSC	0	(2)	(2)
09/2013		$546	EUR	407	CBK	0	(16)	(16)
09/2013		1,220	GBP	781	DUB	0	(32)	(32)
09/2013		3,005	MXN	37,099	JPM	0	(161)	(161)
10/2013	INR	33,059		$547	BRC	3	0	3
10/2013		16,630		275	DUB	2	(1)	1
10/2013		3,661		60	JPM	0	0	0
10/2013		4,574		75	UAG	0	0	0
10/2013		$2,076	INR	126,672	DUB	9	0	9

						$975	$(1,040)	$(65)

(g)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$12,700	$646	$476

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	3,900	$8	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,500	3	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,600	5	0
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		$2,100	7	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		2,100	7	(46)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		8,300	15	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		8,300	41	(180)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		900	1	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		900	2	(20)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		2,300	6	(37)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		600	0	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		600	2	(13)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		1,700	6	(27)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		53,300	640	(358)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		6,000	17	(108)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		4,100	2	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		4,100	10	(90)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		6,100	31	(88)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,200	22	(2)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		700	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		900	5	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		300	2	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$2,300	8	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,100	9	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,700	13	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,500	5	(23)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,400	5	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		2,600	45	(45)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,200	15	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		7,600	132	(132)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		800	3	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		800	5	(12)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		800	2	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		800	6	(30)

								$1,083	$(1,212)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$1,200	$11	$0
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	1,300	12	(1)

						$23	$(1)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$93,600	$834	$(146)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	8,500	63	(14)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	600	6	(5)

						$903	$(165)

(1)	YOY options may have a series of expirations.

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Everest Reinsurance Holdings, Inc.	BRC	(0.535%	)	12/20/2014	0.433%	$1,000	$(2)	$0	$(2)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.603%	7,000	(184)	0	(184)
Pearson Dollar Finance PLC	MYC	(0.750%	)	06/20/2014	0.195%	2,500	(14)	0	(14)

							$(200)	$0	$(200)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	1,900	$66	$10	$56
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		200	7	0	7
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		200	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		500	17	0	17
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		200	7	0	7
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BOA		4,000	133	105	28
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		600	20	4	16
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		300	10	5	5
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		300	10	7	3
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		100	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		1,300	43	17	26
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BOA		3,000	8	(6)	14
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BPS		300	0	(1)	1
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BRC		3,600	9	4	5
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	FBF		700	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		600	23	(6)	29
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		500	19	(5)	24
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		500	19	(5)	24
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	SOG		300	12	(2)	14
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	5,900	(53)	(21)	(32)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		4,400	(23)	6	(29)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		6,100	(37)	(1)	(36)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		9,100	(51)	7	(58)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		39,700	5	243	(238)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM		$1,800	(45)	0	(45)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		3,100	(69)	23	(92)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,300	(29)	8	(37)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		1,700	(32)	0	(32)

							$80	$392	$(312)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DJUBSF3T Index	13,500	3-Month U.S. Treasury Bill rate plus a specified spread	$7,678	08/15/2013	SOG	$(371)

(i)	Securities with an aggregate market value of $2,059 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$2,436	$1,255	$3,691
Corporate Bonds & Notes
Banking & Finance	0	2,230	0	2,230
Industrials	0	5,677	0	5,677
U.S. Government Agencies	0	1,063	0	1,063
U.S. Treasury Obligations	0	294,645	0	294,645
Mortgage-Backed Securities	0	9,200	890	10,090
Asset-Backed Securities	0	4,592	0	4,592
Sovereign Issues	0	13,150	0	13,150
Short-Term Instruments
Certificates of Deposit	0	1,202	0	1,202
Repurchase Agreements	0	160	0	160
Short-Term Notes	0	2,305	0	2,305
U.S. Treasury Bills	0	310	0	310
Central Funds Used for Cash Management Purposes	26,114	0	0	26,114
Purchased Options
Interest Rate Contracts	0	476	0	476
	$26,114	$337,446	$2,145	$365,705

Financial Derivative Instruments - Assets
Credit Contracts	0	8	0	8
Foreign Exchange Contracts	0	975	0	975
Interest Rate Contracts	1,021	1,289	0	2,310
	$1,021	$2,272	$0	$3,293

Financial Derivative Instruments - Liabilities
Commodity Contracts	0	(371)	0	(371)
Credit Contracts	0	(200)	0	(200)
Foreign Exchange Contracts	0	(1,041)	0	(1,041)
Interest Rate Contracts	(916)	(2,706)	(165)	(3,787)
	$(916)	$(4,318)	$(165)	$(5,399)

Totals	$26,219	$335,400	$1,980	$363,599

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$1,249	$0	$0	$0	$0	$6	$0	$0	$1,255	$6
Mortgage-Backed Securities	909	0	0	0	0	(19)	0	0	890	(19)

	$2,158	$0	$0	$0	$0	$(13)	$0	$0	$2,145	$(13)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(187)	$0	$0	$0	$0	$22	$0	$0	$(165)	$22

Totals	$1,971	$0	$0	$0	$0	$9	$0	$0	$1,980	$9

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,255	Third Party Vendor	Broker Quote	101.75
Mortgage-Backed Securities	890	Benchmark Pricing	Base Price	111.50

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(165)	Indicative Market Quotation	Broker Quote	0.16 - 0.81

Total	$1,980

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
AES Corp.
3.750% due 06/01/2018		$4,195	$4,214
Community Health Systems, Inc.
2.445% due 07/25/2014		304	305
HCA, Inc.
2.695% due 05/02/2016		5,325	5,314
Springleaf Financial Funding Co.
5.500% due 05/10/2017		14,110	14,147
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		11,075	11,408

Total Bank Loan Obligations (Cost $34,892)			35,388

CORPORATE BONDS & NOTES 3.4%
BANKING & FINANCE 2.6%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		37,000	37,277
Ally Financial, Inc.
0.000% due 06/15/2015		2,000	1,855
2.475% due 12/01/2014		2,000	1,981
3.475% due 02/11/2014		44,900	45,243
3.672% due 06/20/2014		1,000	1,014
4.500% due 02/11/2014		8,700	8,796
7.500% due 12/31/2013		4,300	4,418
American International Group, Inc.
3.750% due 11/30/2013		600	607
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		28,200	28,303
Banco Bradesco S.A.
2.374% due 05/16/2014		10,000	10,095
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,534
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	104
Banco Santander Brasil S.A.
2.373% due 03/18/2014		56,600	56,337
4.250% due 01/14/2016		10,000	10,150
Bank of America Corp. Inflation Linked Bond
4.854% due 04/29/2025	MXN	18,000	1,632
BBVA Bancomer S.A.
6.500% due 03/10/2021		$5,900	6,224
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		40,600	40,755
Dexia Credit Local S.A.
0.756% due 04/29/2014		35,000	35,066
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	952
2.000% due 09/15/2015		$9,100	8,781
2.375% due 05/25/2016		3,600	3,465
2.875% due 11/16/2016	CHF	400	419
5.500% due 05/25/2016		$1,000	1,047
5.500% due 06/26/2017		4,750	4,940
Export-Import Bank of Korea
4.000% due 01/29/2021		2,700	2,690
4.125% due 09/09/2015		3,100	3,273
5.125% due 06/29/2020		3,300	3,509
8.125% due 01/21/2014		500	519
HSBC Finance Corp. CPI Linked Bond
3.910% due 09/15/2013		1,477	1,488
International Lease Finance Corp.
5.625% due 09/20/2013		1,800	1,817
6.500% due 09/01/2014		5,500	5,748
6.750% due 09/01/2016		1,300	1,411
7.125% due 09/01/2018		21,600	23,976
Intesa Sanpaolo SpA
2.674% due 02/24/2014		22,100	22,185
3.125% due 01/15/2016		22,400	22,035
3.625% due 08/12/2015		5,000	5,013
Korea Development Bank
4.375% due 08/10/2015		600	633
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^		4,500	1,108
Merrill Lynch & Co., Inc.
0.658% due 07/22/2014	EUR	100	130
Morgan Stanley
0.579% due 01/09/2014		$1,300	1,297
1.875% due 01/24/2014		29,100	29,274

Qatari Diar Finance QSC
5.000% due 07/21/2020		500	554
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	728
5.400% due 03/24/2017		700	735
5.499% due 07/07/2015		1,000	1,062
SLM Corp.
5.000% due 10/01/2013		13,425	13,509
SLM Corp. CPI Linked Bond
2.043% due 11/01/2016		2,975	2,763
2.982% due 04/01/2014		160	161
3.324% due 03/15/2015		60	59
3.362% due 03/01/2014		145	146
3.412% due 02/01/2014		1,134	1,140
3.482% due 01/31/2014		1,837	1,853
3.512% due 02/01/2014		40	40
3.662% due 11/01/2013		1,344	1,348
Societe Generale S.A.
1.328% due 04/11/2014		45,000	45,227

			521,426

INDUSTRIALS 0.7%
Anglo American Capital PLC
9.375% due 04/08/2014		1,945	2,062
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,372
CSN Islands Corp.
6.875% due 09/21/2019		600	609
CVS Pass-Through Trust
6.943% due 01/10/2030		4,672	5,509
D.R. Horton, Inc.
5.625% due 09/15/2014		2,700	2,811
DISH DBS Corp.
7.000% due 10/01/2013		3,800	3,847
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	423
Jones Group, Inc.
5.125% due 11/15/2014		10,000	10,400
Lennar Corp.
5.500% due 09/01/2014		1,500	1,556
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		6,109	6,929
Masco Corp.
5.850% due 03/15/2017		8,000	8,480
New York Times Co.
5.000% due 03/15/2015		8,500	8,776
Noble Group Ltd.
4.875% due 08/05/2015		6,800	7,064
Office Depot, Inc.
6.250% due 08/15/2013		3,036	3,063
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	22,154
Petrobras International Finance Co.
3.875% due 01/27/2016		8,200	8,476
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		10,200	9,001
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,789
SABIC Capital BV
3.000% due 11/02/2015		2,400	2,487
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,943
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,373
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,278	3,704
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	800

			139,628

UTILITIES 0.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	9,732
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,690
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,845	4,918
Qtel International Finance Ltd.
4.750% due 02/16/2021		200	208
5.000% due 10/19/2025		1,000	1,020
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	34,000	343
1.850% due 07/28/2014		34,000	345
4.500% due 03/24/2014	EUR	5,300	6,971

			26,227

Total Corporate Bonds & Notes (Cost $672,430)			687,281

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	$4,100	3,459

ILLINOIS 0.0%
Will County, Illinois Community Unit School District No. 201-U Crete-Monee General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 11/01/2022	9,990	6,917

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	2,433

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	3,376

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,445	7,290

Total Municipal Bonds & Notes (Cost $23,114)		23,475

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.253% due 07/25/2037	1,574	1,491
0.293% due 01/25/2021	9	9
0.311% due 04/25/2035	37	37
0.323% due 03/25/2036	605	571
0.543% due 07/25/2037 - 05/25/2042	747	752
0.633% due 05/25/2036	679	684
0.638% due 02/25/2037	3,211	3,227
0.873% due 02/25/2041	15,175	15,358
1.374% due 06/01/2043 - 10/01/2044	2,074	2,122
1.525% due 02/01/2032	6	7
1.602% due 04/01/2032	39	41
1.785% due 04/01/2027	84	89
1.840% due 11/01/2033	39	41
2.011% due 02/01/2034	39	41
2.017% due 10/01/2033	4	4
2.038% due 04/01/2033	495	522
2.331% due 09/01/2034	47	49
2.372% due 05/01/2035	409	434
2.522% due 05/01/2036	66	70
2.571% due 05/25/2035	57	59
3.018% due 04/01/2035	248	263
4.452% due 12/01/2036	190	202
4.580% due 09/01/2034	139	149
6.500% due 06/25/2028	68	73
Federal Housing Administration
7.430% due 12/01/2020	48	47
Freddie Mac
0.233% due 12/25/2036	1,214	1,206
0.453% due 08/25/2031	369	362
0.463% due 01/15/2037	41	41
0.473% due 09/25/2031	951	883
1.374% due 10/25/2044 - 02/25/2045	5,925	5,989
1.574% due 07/25/2044	339	348
2.207% due 07/01/2036	234	248
2.350% due 01/01/2034	405	430
2.603% due 09/01/2036	227	240
2.689% due 10/01/2036	143	153
2.703% due 06/01/2033	352	375
3.094% due 01/01/2034	492	523
4.500% due 07/15/2020	2,000	2,165
6.500% due 01/25/2028	32	36
7.000% due 10/15/2030	87	100
Ginnie Mae
0.593% due 06/16/2031 - 03/16/2032	69	69
1.625% due 12/20/2035	1,079	1,126
1.750% due 07/20/2035	43	45
3.500% due 07/01/2043	1,000	1,025
NCUA Guaranteed Notes
0.643% due 10/07/2020	10,609	10,662
2.650% due 10/29/2020	4,799	4,995
Small Business Administration
5.902% due 02/10/2018	2,311	2,540

Total U.S. Government Agencies (Cost $58,686)		59,903

U.S. TREASURY OBLIGATIONS 101.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		633,467	649,997
0.125% due 04/15/2017		96,468	99,020
0.125% due 01/15/2022		1,107,844	1,084,951
0.125% due 07/15/2022 (f)		2,228,002	2,177,525
0.125% due 01/15/2023 (f)(k)		255,870	247,914
0.500% due 04/15/2015 (k)		224,692	230,415
0.625% due 07/15/2021		1,007,600	1,040,229
0.625% due 02/15/2043 (h)		200,981	168,934
0.750% due 02/15/2042 (f)(h)(k)		257,998	227,159
1.125% due 01/15/2021		470,790	503,488
1.250% due 04/15/2014		155,477	157,688
1.250% due 07/15/2020 (f)(h)(k)		1,309,591	1,422,697
1.375% due 01/15/2020		351,449	382,983
1.625% due 01/15/2015		477,633	496,850
1.750% due 01/15/2028		404,281	452,826
1.875% due 07/15/2013		941,112	942,509
1.875% due 07/15/2015 (f)(h)(k)		230,969	245,684
1.875% due 07/15/2019		372,878	420,493
2.000% due 01/15/2014		195,172	197,993
2.000% due 07/15/2014		561,198	579,657
2.000% due 01/15/2016		835,182	897,364
2.000% due 01/15/2026		838,486	968,222
2.125% due 01/15/2019		253,312	286,520
2.125% due 02/15/2040 (f)(h)(k)		38,672	46,971
2.125% due 02/15/2041		319	388
2.375% due 01/15/2025 (f)		1,071,689	1,276,566
2.375% due 01/15/2027		446,326	536,951
2.500% due 07/15/2016		533,481	589,996
2.500% due 01/15/2029		235,550	290,261
2.625% due 07/15/2017 (f)		823,531	934,450
3.375% due 04/15/2032 (h)		58,194	81,721
3.625% due 04/15/2028 (f)		1,074,617	1,491,157
3.875% due 04/15/2029 (f)(h)		1,016,573	1,464,580

Total U.S. Treasury Obligations (Cost $20,892,727)			20,594,159

MORTGAGE-BACKED SECURITIES 3.1%
Adjustable Rate Mortgage Trust
2.936% due 08/25/2035		2,586	2,363
5.214% due 10/25/2035		2,967	2,734
American General Mortgage Loan Trust
5.150% due 03/25/2058		4,003	4,041
American Home Mortgage Assets Trust
0.383% due 05/25/2046		966	669
0.383% due 09/25/2046		812	554
0.403% due 10/25/2046		13,758	9,082
American Home Mortgage Investment Trust
1.914% due 09/25/2045		2,192	2,151
Arran Residential Mortgages Funding PLC
1.652% due 11/19/2047	EUR	15,300	20,201
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		$375	374
5.492% due 02/10/2051		530	594
5.634% due 04/10/2049		611	619
5.857% due 06/10/2049		10,000	11,242
5.919% due 05/10/2045		12,525	13,863
5.935% due 02/10/2051		10,000	11,341
Banc of America Funding Corp.
5.630% due 01/20/2047 ^		661	505
5.753% due 10/25/2036 ^		590	486
5.837% due 01/25/2037		472	385
5.888% due 04/25/2037		366	331
Banc of America Mortgage Trust
2.954% due 07/25/2035		2,448	2,294
3.071% due 12/25/2034		1,893	1,854
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		6,800	7,565
BCAP LLC Trust
0.363% due 01/25/2037 ^		3,329	2,396
5.340% due 03/26/2037		3,781	3,487
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		3,524	3,499
2.469% due 02/25/2036 ^		755	496
2.674% due 10/25/2035		2,829	2,777
2.734% due 11/25/2030		226	227
2.793% due 03/25/2035		3,172	3,149
2.878% due 05/25/2047 ^		3,262	2,625
2.982% due 02/25/2034		2,641	2,588
3.071% due 01/25/2034		574	573

3.082% due 01/25/2034		1,644	1,623
3.148% due 01/25/2035		3,209	3,165
3.458% due 11/25/2034		386	391
Bear Stearns Alt-A Trust
2.594% due 08/25/2036 ^		692	277
2.645% due 08/25/2036 ^		685	445
2.709% due 05/25/2035		140	139
2.845% due 11/25/2036		2,127	1,451
2.864% due 09/25/2035		196	161
Bear Stearns Commercial Mortgage Securities Trust
5.853% due 06/11/2040		1,528	1,549
Chase Mortgage Finance Trust
2.888% due 02/25/2037		292	285
2.914% due 02/25/2037		212	213
5.106% due 12/25/2035		3,817	3,659
Chaseflex Trust
0.693% due 06/25/2035		584	357
Chevy Chase Funding LLC
0.373% due 07/25/2036		1,011	846
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		1,049	1,037
2.270% due 09/25/2035		3,940	3,874
2.290% due 09/25/2035		3,955	3,861
2.540% due 05/25/2035		1,017	990
2.550% due 10/25/2035		3,407	3,167
2.570% due 10/25/2035		563	543
2.823% due 03/25/2034		392	391
2.833% due 07/25/2046 ^		2,816	2,172
3.027% due 09/25/2037 ^		931	743
5.292% due 08/25/2035		2,051	2,015
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		480	484
5.886% due 11/15/2044		6,193	7,062
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^		3,485	3,569
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		13,484	14,031
Countrywide Alternative Loan Trust
0.363% due 01/25/2037 ^		828	621
0.372% due 02/20/2047		169	113
0.387% due 12/20/2046		10,323	6,872
0.402% due 07/20/2046 ^		10,836	6,083
0.512% due 11/20/2035		1,407	1,089
0.893% due 10/25/2035		384	303
1.173% due 12/25/2035		2,790	1,994
2.905% due 02/25/2037 ^		8,456	7,076
5.500% due 10/25/2033		1,275	1,332
6.000% due 10/25/2032		3	3
6.000% due 01/25/2037 ^		5,137	4,072
6.000% due 02/25/2037 ^		174	125
6.500% due 08/25/2032		1,543	1,549
Countrywide Home Loan Mortgage Pass-Through Trust
0.483% due 04/25/2035		1,014	861
0.533% due 06/25/2035		4,964	4,486
2.700% due 01/20/2035		406	378
2.716% due 03/25/2037 ^		556	377
2.805% due 04/20/2036 ^		578	443
2.862% due 02/25/2047 ^		675	520
2.873% due 04/20/2035		402	405
2.915% due 11/25/2034		37	34
4.835% due 11/20/2034		749	689
4.936% due 04/25/2035 ^		1,697	1,471
5.052% due 01/20/2035		311	305
5.155% due 02/20/2036 ^		388	332
5.500% due 11/25/2035 ^		546	491
5.500% due 04/25/2038		1,707	1,678
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 07/25/2033		42	42
2.513% due 04/25/2034		311	311
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		1,500	1,618
5.467% due 09/15/2039		384	425
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		332	236
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037		647	396
DECO Series
0.664% due 01/27/2020	GBP	1,198	1,724
Deutsche ALT-A Securities, Inc.
4.937% due 10/25/2035		$510	440
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035		4,000	4,091
EMF-NL
1.010% due 04/17/2041	EUR	7,239	8,234
1.060% due 04/17/2041		1,000	667

First Horizon Alternative Mortgage Securities
2.313% due 09/25/2034		$767	756
2.334% due 06/25/2034		1,293	1,276
6.250% due 08/25/2037 ^		571	489
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		2,417	2,321
Fosse Master Issuer PLC
1.610% due 10/18/2054	EUR	394	514
Granite Mortgages PLC
0.676% due 01/20/2044		$347	340
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045		87	78
Greenwich Capital Commercial Funding Corp.
0.334% due 11/05/2021		95	93
5.444% due 03/10/2039		1,200	1,331
GS Mortgage Securities Trust
1.103% due 03/06/2020		537	539
1.260% due 03/06/2020		2,900	2,908
1.456% due 03/06/2020		17,100	17,153
GSR Mortgage Loan Trust
2.654% due 11/25/2035		2,964	2,839
2.679% due 09/25/2035		1,018	1,013
2.806% due 04/25/2035		212	195
2.816% due 05/25/2035		2,166	1,946
5.083% due 11/25/2035		283	277
5.099% due 11/25/2035		3,179	2,898
Harborview Mortgage Loan Trust
0.382% due 07/21/2036		1,588	1,214
0.412% due 05/19/2035		16	13
0.432% due 03/19/2036		1,598	1,086
0.442% due 01/19/2036		3,199	2,079
0.502% due 11/19/2035		2,027	1,630
0.532% due 06/20/2035		539	496
2.703% due 04/19/2034		425	420
2.710% due 01/19/2035		1,791	1,782
HomeBanc Mortgage Trust
0.463% due 10/25/2035		3,979	3,334
2.508% due 04/25/2037 ^		1,580	810
Impac CMB Trust
1.093% due 10/25/2033		586	570
Indus (Eclipse) PLC
0.674% due 01/25/2020	GBP	47	67
IndyMac Mortgage Loan Trust
0.393% due 06/25/2047		$4,015	3,023
0.493% due 11/25/2035 ^		392	223
0.493% due 06/25/2037 ^		583	276
2.566% due 12/25/2034		256	244
2.592% due 10/25/2034		1,293	1,245
2.703% due 01/25/2036		507	421
2.845% due 11/25/2035 ^		154	132
4.700% due 09/25/2035 ^		302	23
4.730% due 06/25/2036		748	718
4.784% due 08/25/2035		502	413
4.784% due 08/25/2035 ^		402	324
4.896% due 11/25/2035		1,391	1,321
4.917% due 10/25/2035		413	347
5.332% due 08/25/2036		1,230	1,190
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		13,300	14,702
5.794% due 02/12/2051		1,210	1,383
5.901% due 02/12/2049		11,100	12,498
JPMorgan Mortgage Trust
2.510% due 06/25/2036		110	96
2.551% due 08/25/2035		1,400	1,347
2.829% due 10/25/2035		346	274
2.858% due 07/25/2035		520	510
2.974% due 07/25/2035		278	275
3.094% due 08/25/2035		77	75
4.247% due 04/25/2035		182	181
5.119% due 06/25/2035		232	235
5.169% due 11/25/2035		1,033	978
5.263% due 07/25/2035		2,833	2,916
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		5,610	6,258
5.866% due 09/15/2045		13,922	15,577
Luminent Mortgage Trust
0.373% due 12/25/2036		2,086	1,501
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046		3,611	2,626
2.301% due 12/25/2033		3,561	3,538
2.625% due 11/21/2034		1,683	1,725
2.864% due 12/25/2033		154	152
MASTR Alternative Loan Trust
0.593% due 03/25/2036		1,295	276
Mellon Residential Funding Corp.
0.633% due 12/15/2030		470	454

0.673% due 06/15/2030		258	254
0.893% due 11/15/2031		294	288
0.933% due 09/15/2030		121	116
1.053% due 08/15/2032		684	658
2.607% due 10/20/2029		191	189
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		2,333	2,027
0.443% due 11/25/2035		2,565	2,387
0.797% due 11/25/2029		93	89
0.961% due 03/25/2030		138	133
1.193% due 10/25/2035		2,014	1,993
1.664% due 10/25/2035		4,667	4,529
2.266% due 12/25/2034		1,515	1,540
2.333% due 02/25/2033		2,288	2,143
2.440% due 10/25/2035		1,262	1,261
2.540% due 02/25/2035		1,410	1,373
2.560% due 02/25/2034		3,559	3,519
2.590% due 02/25/2036		193	177
5.003% due 12/25/2035		528	489
5.141% due 09/25/2035		610	580
5.352% due 05/25/2036		2,269	2,133
Merrill Lynch Mortgage Trust
5.872% due 05/12/2039		15,125	16,738
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		4,437	4,991
Morgan Stanley Capital Trust
6.090% due 06/11/2049		2,960	3,343
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		484	306
Morgan Stanley Re-REMIC Trust
5.982% due 08/15/2045		5,000	5,624
New York Mortgage Trust
2.862% due 05/25/2036		766	658
Nomura Asset Acceptance Corp.
5.260% due 02/25/2036 ^		320	260
5.820% due 03/25/2047		785	789
6.138% due 03/25/2047		727	731
OBP Depositor LLC Trust
4.646% due 07/15/2045		14,500	15,832
Opera Finance PLC
0.428% due 10/20/2014	EUR	1,850	2,390
Permanent Master Issuer PLC
1.511% due 07/15/2042		8,900	11,646
Provident Funding Mortgage Loan Trust
2.503% due 08/25/2033		$1,693	1,687
2.587% due 04/25/2034		73	72
RBSSP Resecuritization Trust
2.475% due 12/26/2036		2,518	2,547
Real Estate Capital PLC
0.734% due 07/25/2016	GBP	3,506	5,328
Residential Accredit Loans, Inc. Trust
0.373% due 06/25/2046		$15,572	7,009
0.473% due 12/25/2045		2,421	1,616
0.493% due 08/25/2035		194	152
1.528% due 09/25/2045		257	215
3.777% due 09/25/2035		709	529
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^		128	58
5.000% due 08/25/2019		358	369
5.500% due 06/25/2033		547	568
6.250% due 10/25/2036 ^		1,867	1,375
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049		461	461
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033		1,469	1,546
Sequoia Mortgage Trust
0.392% due 07/20/2036		3,924	3,484
0.892% due 10/19/2026		98	97
0.945% due 05/20/2034		1,859	1,627
0.952% due 10/20/2027		180	176
0.992% due 10/20/2027		257	251
1.092% due 12/20/2032		262	254
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	1,563	1,936
Structured Adjustable Rate Mortgage Loan Trust
0.513% due 10/25/2035		$1,585	1,345
1.563% due 01/25/2035		44	34
1.914% due 10/25/2037 ^		574	331
2.578% due 02/25/2034		913	907
2.593% due 04/25/2034		33	33
2.609% due 08/25/2035		309	284
2.648% due 09/25/2035		2,092	1,973
2.764% due 09/25/2034		64	64
2.957% due 11/25/2035 ^		452	333
4.416% due 09/25/2036 ^		1,308	777
5.081% due 05/25/2036		1,500	1,351

Structured Asset Mortgage Investments Trust
0.313% due 08/25/2036	8,835	6,412
0.323% due 03/25/2037	315	233
0.383% due 07/25/2046	8,783	6,630
0.403% due 04/25/2036	1,617	1,161
0.403% due 05/25/2046	6,640	4,117
0.442% due 07/19/2035	2,604	2,487
0.503% due 12/25/2035	536	410
0.852% due 09/19/2032	500	480
0.852% due 10/19/2034	11	11
0.892% due 03/19/2034	581	575
Structured Asset Securities Corp.
2.555% due 01/25/2034	98	96
5.500% due 05/25/2035	602	627
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	326
Thornburg Mortgage Securities Trust
6.060% due 07/25/2036	10,532	10,257
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	6,433	6,381
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045	7,003	6,270
0.483% due 07/25/2045	60	56
0.483% due 10/25/2045	6,045	5,499
0.503% due 01/25/2045	37	34
0.513% due 08/25/2045	6,639	6,001
0.533% due 01/25/2045	2,546	2,266
0.588% due 10/25/2044	823	743
0.738% due 07/25/2044	3,862	3,459
0.869% due 03/25/2047	11,444	8,663
0.939% due 05/25/2047	1,450	1,229
0.989% due 12/25/2046	5,420	4,158
1.148% due 06/25/2046	184	169
1.174% due 02/25/2046	1,351	1,220
1.368% due 11/25/2042	3	2
1.370% due 05/25/2041	2	2
1.568% due 06/25/2042	281	257
2.088% due 01/25/2037 ^	3,203	2,526
2.144% due 04/25/2037	2,217	1,730
2.211% due 03/25/2033	5,909	5,874
2.220% due 02/27/2034	2,203	2,240
2.386% due 12/25/2036 ^	2,097	1,746
2.443% due 02/25/2037 ^	5,519	4,262
2.449% due 06/25/2033	155	152
2.481% due 12/25/2035	119	107
2.486% due 09/25/2035	4,212	3,868
2.497% due 03/25/2035	349	345
2.558% due 03/25/2034	233	230
2.563% due 03/25/2037	9,945	9,145
2.862% due 12/25/2035	1,445	1,322
4.480% due 05/25/2037 ^	5,206	4,203
5.906% due 08/25/2046	7,156	6,529
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.139% due 05/25/2046	2,811	1,814
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035	2,911	2,868
2.625% due 01/25/2035	1,017	996
2.641% due 03/25/2036	5,478	5,127
2.649% due 10/25/2035	522	509
2.659% due 03/25/2035	1,012	1,009
2.666% due 06/25/2035	374	380
2.701% due 04/25/2036	1,454	1,424
2.707% due 04/25/2036	723	658
5.006% due 03/25/2036	639	631
5.159% due 10/25/2035	3,090	3,021
5.500% due 05/25/2022	1,018	1,073
5.500% due 12/25/2035	466	462
6.000% due 07/25/2036	1,580	1,566
6.000% due 08/25/2036	4,500	4,594

Total Mortgage-Backed Securities (Cost $591,017)		642,012

ASSET-BACKED SECURITIES 2.0%
Access Group, Inc.
1.576% due 10/27/2025	16,337	16,334
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	213	218
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.813% due 05/25/2035	1,800	1,315
AMMC CLO Ltd.
0.498% due 05/03/2018	268	268
0.507% due 08/08/2017	1,137	1,138
Ares CLO Ltd.
0.502% due 03/12/2018	10,548	10,472
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.553% due 10/25/2035	3,300	2,883

Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034		3,337	3,132
Babson CLO, Inc.
0.525% due 11/10/2019		7,259	7,209
Bear Stearns Asset-Backed Securities Trust
0.303% due 11/25/2036		812	521
0.853% due 10/25/2032		3	3
1.193% due 10/25/2037		1,241	1,072
1.443% due 08/25/2037		2,397	1,947
BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		1,993	1,960
Carrington Mortgage Loan Trust
0.513% due 10/25/2035		56	56
Citibank Omni Master Trust
2.943% due 08/15/2018		8,400	8,629
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		323	332
Countrywide Asset-Backed Certificates
0.343% due 02/25/2037		3,679	3,259
0.443% due 04/25/2036		2,831	2,747
0.493% due 08/25/2035		504	467
0.583% due 11/25/2034		1,183	1,168
0.813% due 08/25/2035		1,325	1,171
Denver Arena Trust
6.940% due 11/15/2019		204	210
Dryden Leveraged Loan CDO
0.523% due 05/22/2017		1,443	1,438
0.555% due 08/08/2022	EUR	7,573	9,590
Duane Street CLO Ltd.
0.525% due 11/08/2017		$1,140	1,139
Equity One ABS, Inc.
0.493% due 04/25/2034		154	128
First Alliance Mortgage Loan Trust
0.422% due 12/20/2027		10	9
First Franklin Mortgage Loan Trust
0.673% due 05/25/2035		1,100	974
Galaxy CLO Ltd.
0.516% due 04/25/2019		3,478	3,448
Globaldrive BV
1.722% due 04/20/2018	EUR	123	161
GSAMP Trust
0.563% due 03/25/2047		$3,000	1,586
Halcyon Structured Asset Management CLO Ltd.
0.464% due 05/21/2018		1,693	1,693
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	762	991
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		$3,440	3,411
HSI Asset Securitization Corp. Trust
0.463% due 02/25/2036		2,300	1,671
Hyundai Capital Auto Funding Ltd.
1.193% due 09/20/2016		2,486	2,490
JPMorgan Mortgage Acquisition Trust
0.273% due 03/25/2037		1	1
Lehman XS Trust
0.593% due 10/25/2035		1,716	1,640
Long Beach Mortgage Loan Trust
0.883% due 04/25/2035		27	26
0.988% due 02/25/2035		1,000	953
Magi Funding PLC
0.578% due 04/11/2021	EUR	9,783	12,481
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037		$146	38
0.313% due 02/25/2037		178	78
Morgan Stanley ABS Capital, Inc.
0.993% due 07/25/2037		455	418
Morgan Stanley Dean Witter Capital, Inc.
1.543% due 02/25/2033		1,516	1,377
Morgan Stanley Home Equity Loan Trust
0.898% due 12/25/2034		1,117	1,095
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		243	195
6.000% due 07/25/2047 ^		324	262
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019		978	973
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019		1,309	1,305
Navigare Funding CLO Ltd.
0.534% due 05/20/2019		1,473	1,467
Octagon Investment Partners Ltd.
0.573% due 11/28/2018		1,450	1,438
Pacifica CDO Corp.
0.536% due 01/26/2020		3,089	3,083
Panhandle-Plains Higher Education Authority, Inc.
0.774% due 10/01/2018		958	957

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.843% due 10/25/2034		1,900	1,834
1.183% due 09/25/2034		977	820
1.243% due 12/25/2034		210	210
Popular ABS Mortgage Pass-Through Trust
0.283% due 06/25/2047 ^		21	19
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033		797	799
Residential Asset Mortgage Products Trust
0.363% due 05/25/2036		501	491
Sherwood Castle Funding PLC
0.689% due 06/15/2016	GBP	1,000	1,518
SLC Student Loan Trust
4.750% due 06/15/2033		$11,580	10,825
SLM Student Loan Trust
0.356% due 04/26/2021		180	180
0.479% due 06/17/2024	EUR	1,566	2,007
1.176% due 07/25/2023		$10,582	10,403
1.776% due 04/25/2023		186,284	191,731
1.843% due 12/15/2017		1,237	1,241
2.350% due 04/15/2039		1,473	1,477
3.443% due 05/16/2044		6,055	6,270
3.500% due 08/17/2043		35,418	33,470
Soundview Home Loan Trust
0.333% due 12/25/2036		1,305	1,264
South Carolina Student Loan Corp.
1.025% due 03/02/2020		13,500	13,558
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038		40	39
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		1,211	1,159
Structured Asset Securities Corp.
0.773% due 01/25/2033		7	6
1.694% due 04/25/2035		432	403
Titrisocram
1.022% due 05/25/2020	EUR	171	224
Volkswagen Car Lease
0.753% due 02/21/2017		155	203
Wood Street CLO BV
0.587% due 03/29/2021		4,120	5,259

Total Asset-Backed Securities (Cost $401,946)			408,437

SOVEREIGN ISSUES 4.7%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	30,570	36,025
4.000% due 08/20/2015		33,100	53,959
4.000% due 08/20/2020		64,700	108,780
Bonos de la Tesoreria de la Republica
3.000% due 01/01/2032	CLP	6,810,096	14,272
Bonos del Banco Central de Chile en UF
3.000% due 03/01/2022		2,742,320	5,643
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014	BRL	7,917	8,357
6.000% due 05/15/2015		6,100	6,493
6.000% due 05/15/2017		33,784	36,131
6.000% due 08/15/2040		2,800	3,163
6.000% due 08/15/2050		70,300	80,071
10.000% due 01/01/2023		3,900	1,656
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	40,175	49,980
Denmark Government Bond
0.100% due 11/15/2023 (b)	DKK	3,299	565
Instituto de Credito Oficial
1.966% due 03/25/2014	EUR	122,500	159,707
Mexico Government International Bond
4.000% due 06/13/2019 (b)	MXN	413,471	35,496
4.050% due 03/19/2015		116,180	8,972
4.320% due 01/30/2020		1,365,900	104,542
4.500% due 12/18/2014 (b)		509,139	41,723
5.000% due 06/16/2016 (b)		278,635	23,906
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	15,500	16,254
2.750% due 11/20/2025		101,600	115,010
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	9,000	6,954
Qatar Government International Bond
5.250% due 01/20/2020		$20,000	22,450
6.400% due 01/20/2040		11,100	13,070

Total Sovereign Issues (Cost $1,014,406)			953,179

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 07/29/2013 (c)	5,000	4,753
GMAC Capital Trust
8.125% due 02/15/2040	500,000	13,025

Total Preferred Securities (Cost $17,203)		17,778

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.5%
CERTIFICATES OF DEPOSIT 0.2%
Dexia Credit Local S.A.
1.650% due 09/12/2013	$32,500	32,565

COMMERCIAL PAPER 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	67,600	67,371
Santander S.A.
3.100% due 10/01/2013	5,000	4,989

		72,360

REPURCHASE AGREEMENTS (e) 0.0%		310

U.S. TREASURY BILLS 0.2%
0.093% due 08/15/2013 - 05/29/2014 (a)(f)(k)	33,113	33,091

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 1.8%
PIMCO Short-Term Floating NAV Portfolio	36,914,111	369,363

Total Short-Term Instruments (Cost $507,165)		507,689

PURCHASED OPTIONS (i) 0.0%
(Cost $6,707)		4,943

Total Investments 117.5% (Cost $24,220,293)		$23,934,244
Written Options (g)(j) (0.3%) (Premiums $40,216)		(61,079)
Other Assets and Liabilities (Net) (17.2%)		(3,498,943)

Net Assets 100.0%		$20,374,222

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$310	Fannie Mae 2.200% due 10/17/2022	$(316)	$310	$310

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOM	0.150%	06/05/2013	07/09/2013	$47,025	$(47,030)
	0.160%	05/10/2013	07/19/2013	317,795	(317,868)
BPG	0.190%	02/05/2013	08/05/2013	13,658	(13,669)
	0.200%	02/05/2013	07/29/2013	303,366	(303,612)
	0.200%	02/05/2013	08/19/2013	240,889	(241,084)
	0.210%	02/25/2013	07/29/2013	108,125	(108,204)
BSN	0.120%	06/14/2013	07/08/2013	145,270	(145,278)
	0.160%	05/09/2013	10/16/2013	195,859	(195,905)
	0.160%	05/09/2013	10/17/2013	16,905	(16,909)
DEU	0.180%	02/06/2013	08/08/2013	74,736	(74,791)
GSC	0.170%	05/03/2013	07/19/2013	85,152	(85,176)
JPS	0.120%	06/12/2013	07/10/2013	369,768	(369,791)
	0.140%	06/07/2013	08/29/2013	133,900	(133,913)
	0.140%	06/07/2013	09/06/2013	250,800	(250,823)
	0.160%	05/07/2013	07/16/2013	72,456	(72,474)
	0.170%	04/26/2013	07/18/2013	500,775	(500,931)
RDR	0.140%	06/17/2013	07/01/2013	194,603	(194,613)
TDM	0.150%	05/20/2013	08/20/2013	237,175	(237,216)

					$(3,309,287)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.160%	05/06/2013	07/12/2013	$117,767	$(117,832)
TDM	0.150%	05/14/2013	07/09/2013	19,462	(19,469)
	0.180%	02/04/2013	07/10/2013	38,998	(39,051)
	0.180%	02/04/2013	07/11/2013	170,716	(170,958)
	0.180%	02/04/2013	07/12/2013	170,716	(170,970)
	0.180%	04/26/2013	07/11/2013	33,101	(33,144)

					$(551,424)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $3,760,152 at a weighted average interest rate of 0.170%.
(3)	Payable for sale-buyback transactions includes $312 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $3,821,210 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	1,252	$705	$(3,596)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	1,252	401	(36)

				$1,106	$(3,632)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2015	500	$(367)
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	389	1,757
90-Day Eurodollar March Futures	Long	03/2016	10,053	(16,169)
90-Day Eurodollar March Futures	Long	03/2017	1,841	(3,510)
90-Day Eurodollar September Futures	Long	09/2015	4,077	(3,792)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	235	(482)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	1,053	(3,397)

				$(25,960)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018	$30,900	$(887)	$70

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$73,700	$4,571	$2,327
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	387,980	53,147	27,923

					$57,718	$30,250

(h)	Securities with an aggregate market value of $53,321 and cash of $1,134 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	4,537	$	4,140	BRC	$0	$(8)	$(8)
07/2013		1,000		980	CBK	66	0	66
07/2013		574,060		562,579	JPM	37,881	0	37,881
07/2013	EUR	738,263		956,207	BOA	0	(4,753)	(4,753)
07/2013		46,860		60,588	BRC	8	(415)	(407)
07/2013		250		335	JPM	10	0	10
07/2013	GBP	9		14	DUB	0	0	0
07/2013		104,483		158,396	HUS	0	(517)	(517)
07/2013	INR	4,462,870		74,257	JPM	0	(527)	(527)
07/2013		2,545,100		42,454	SCX	0	(194)	(194)
07/2013		1,804,854		30,249	UAG	123	(118)	5
07/2013	JPY	4,101,300		42,128	FBF	774	(1)	773
07/2013		7,072,700		73,193	HUS	1,877	0	1,877
07/2013		5,419,100		54,798	JPM	156	0	156
07/2013		617,300		6,289	RBC	65	0	65
07/2013		5,102,847		51,686	UAG	233	0	233
07/2013		$18,401	AUD	19,140	CBK	0	(907)	(907)
07/2013		130,553		135,020	DUB	0	(7,143)	(7,143)
07/2013		26,030		27,082	JPM	0	(1,277)	(1,277)
07/2013		237,777	EUR	180,309	BPS	0	(3,078)	(3,078)
07/2013		53,694		40,266	BRC	0	(1,282)	(1,282)
07/2013		554,632		420,528	CBK	0	(7,252)	(7,252)
07/2013		74,375		55,769	HUS	0	(1,783)	(1,783)
07/2013		115,783		88,501	JPM	0	(585)	(585)
07/2013		1,270	GBP	810	BPS	0	(38)	(38)
07/2013		8,534		5,547	BRC	0	(97)	(97)
07/2013		59,476		39,183	CBK	119	0	119
07/2013		22,042		14,651	DUB	242	0	242
07/2013		69,362		44,301	JPM	0	(1,982)	(1,982)

07/2013		24,130	INR	1,314,361	BRC	0	(2,105)	(2,105)
07/2013		13,767		753,606	CBK	0	(1,139)	(1,139)
07/2013		30,983		1,741,245	DUB	0	(1,805)	(1,805)
07/2013		7,720		433,478	FBF	0	(456)	(456)
07/2013		3,741		202,837	GLM	0	(342)	(342)
07/2013		27,611		1,500,591	HUS	0	(2,466)	(2,466)
07/2013		27,853		1,530,861	JPM	0	(2,200)	(2,200)
07/2013		24,072		1,335,847	UAG	0	(1,687)	(1,687)
07/2013		10,388	JPY	983,600	BPS	0	(470)	(470)
07/2013		56,252		5,449,300	BRC	0	(1,305)	(1,305)
07/2013		30,451		2,868,300	FBF	0	(1,529)	(1,529)
07/2013		193,890		18,866,500	RYL	0	(3,653)	(3,653)
08/2013	BRL	24,865	$	11,054	BOA	26	(37)	(11)
08/2013		92,774		42,908	BRC	1,621	0	1,621
08/2013		6,057		2,711	DUB	15	0	15
08/2013		43,185		19,936	FBF	717	0	717
08/2013		5,750		2,537	HUS	0	(22)	(22)
08/2013		9,115		4,000	UAG	0	(57)	(57)
08/2013	EUR	227,123		296,999	CBK	1,328	0	1,328
08/2013	GBP	5,547		8,532	BRC	97	0	97
08/2013		$30	BRL	62	BOA	0	(3)	(3)
08/2013		300		640	HUS	0	(15)	(15)
08/2013		95,883		194,815	UAG	0	(9,185)	(9,185)
09/2013	CAD	224,455	$	220,192	RBC	7,196	0	7,196
09/2013	CLP	7,327,237		14,710	UAG	452	0	452
09/2013	MXN	15,952		1,219	BOA	0	(4)	(4)
09/2013		24,522		1,876	BPS	0	(3)	(3)
09/2013		754,303		58,169	BRC	355	0	355
09/2013		38,502		2,885	HUS	0	(66)	(66)
09/2013		26,665		2,013	JPM	0	(31)	(31)
09/2013		171,444		12,807	MSC	0	(333)	(333)
09/2013		96,798		7,293	UAG	0	(126)	(126)
09/2013		$1,360	CAD	1,391	DUB	0	(40)	(40)
09/2013		159,521		162,807	JPM	0	(5,026)	(5,026)
09/2013		34,731	EUR	25,907	CBK	0	(998)	(998)
09/2013		28,257	MXN	351,041	UAG	0	(1,352)	(1,352)
10/2013	INR	1,123,502	$	18,661	BRC	161	0	161
10/2013		1,633,703		26,968	DUB	134	(67)	67
10/2013		926,497		15,251	JPM	25	(30)	(5)
10/2013		73,920		1,212	UAG	0	(5)	(5)
10/2013		$73,030	INR	4,462,870	JPM	456	0	456
10/2013		41,737		2,545,100	SCX	171	0	171
10/2013		25,346		1,546,214	UAG	114	0	114

						$54,422	$(68,514)	$(14,092)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$131,900	$6,707	$4,943

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	250,300	$512	$(11)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		85,500	146	(4)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		107,000	205	(5)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		$125,100	431	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		125,100	431	(2,719)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		512,600	923	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		512,600	2,563	(11,139)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		49,100	34	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		49,100	123	(1,071)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		140,200	366	(2,249)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		38,900	27	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		38,900	105	(849)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		101,100	337	(1,622)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		553,200	6,638	(3,712)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		380,800	1,056	(6,852)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		247,600	139	(7)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		247,600	624	(5,402)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		391,800	1,986	(5,628)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	169,900	878	(97)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		38,700	174	(22)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		73,800	375	(42)

Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	55,600	328	(32)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$120,600	425	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	86,500	381	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	142,700	679	(1)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	99,200	338	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	153,300	2,659	(2,659)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	206,600	956	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	510,100	8,828	(8,828)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	104,600	369	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	96,800	424	(1,473)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013	48,600	153	(10)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013	48,600	350	(1,846)

							$33,963	$(56,283)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$75,200	$714	$(35)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	76,000	673	(36)

						$1,387	$(71)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$264,700	$2,362	$(414)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	34,000	439	(56)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	38,300	287	(61)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	20,600	177	(148)
Floor - OTC YOY CPURNSA Index	DUB	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	50,000	495	(414)

						$3,760	$(1,093)

(1)	YOY options may have a series of expirations.

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	1.717%		$10,000	$(58)	$0	$(58)
D.R. Horton, Inc.	DUB	(1.000%	)	09/20/2014	0.407%		2,700	(21)	149	(170)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	0.459%		3,800	(11)	207	(218)
Intesa Sanpaolo SpA	BPS	(3.000%	)	03/20/2014	1.608%		1,000	(11)	40	(51)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	1.608%		2,200	(24)	81	(105)
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2015	2.505%		5,000	160	157	3
Intesa Sanpaolo SpA	GST	(3.000%	)	03/20/2014	1.628%	EUR	11,600	(165)	673	(838)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	0.853%		$10,000	(24)	320	(344)
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2016	1.018%		2,500	1	76	(75)
Lennar Corp.	BPS	(5.000%	)	09/20/2014	0.575%		1,500	(84)	(50)	(34)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	0.252%		3,000	(456)	0	(456)
Macy’s Retail Holdings, Inc.	MYC	(2.470%	)	09/20/2015	0.231%		10,000	(509)	0	(509)
Masco Corp.	CBK	(1.920%	)	03/20/2017	1.501%		8,000	(126)	0	(126)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.513%		1,000	(8)	58	(66)
New York Times Co.	DUB	(5.000%	)	03/20/2015	0.513%		7,500	(595)	(735)	140
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.303%		10,000	(124)	96	(220)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.804%		3,500	18	0	18
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.804%		11,000	42	0	42
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.804%		3,500	(41)	0	(41)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.086%		1,000	(16)	(2)	(14)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.049%		8,550	5	0	5
Societe Generale S.A.	CBK	(1.000%	)	06/20/2014	0.436%	EUR	2,500	(20)	154	(174)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	0.436%		7,800	(266)	49	(315)
Societe Generale S.A.	MYC	(3.000%	)	06/20/2014	0.436%		10,000	(341)	16	(357)
Springleaf Finance Corp.	RYL	(1.820%	)	12/20/2017	5.207%		$5,000	632	0	632
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.437%		3,500	(75)	0	(75)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.194%		6,000	(57)	0	(57)

								$(2,174)	$1,289	$(3,463)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (4)	Notional Amount (5)	Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.076%	$6,900	$(460)	$(202)	$(258)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	21,700	$755	$228	$527
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	SOG		40,100	1,396	220	1,176
Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016	BPS		55,000	2,117	82	2,035
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	BPS		15,300	571	0	571
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		41,100	1,534	(143)	1,677
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		10,300	348	3	345
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		10,300	349	8	341
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		35,500	1,202	14	1,188
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		11,200	379	12	367
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		19,200	637	223	414
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		16,400	544	256	288
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		17,200	571	379	192
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		11,800	392	19	373
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		88,650	2,939	1,048	1,891
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		17,600	584	(64)	648
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BPS		700	2	(1)	3
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BRC		3,400	9	4	5
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	CBK		50,000	129	80	49
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	DUB		50,000	129	(13)	142
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	FBF		6,600	18	(5)	23
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	JPM		50,000	129	(44)	173
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	UAG		50,000	129	60	69
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		36,800	1,415	(359)	1,774
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		19,000	730	(183)	913
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		19,000	730	(182)	912
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	SOG		22,400	861	(192)	1,053
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	137,400	(1,230)	(491)	(739)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		691,300	(5,503)	(1,790)	(3,713)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		164,400	(851)	208	(1,059)
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		119,100	(611)	212	(823)
Pay	1-Year BRL-CDI	8.270%	01/02/2015	MYC		122,100	(899)	(199)	(700)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		346,700	(2,107)	(28)	(2,079)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		918,600	(5,171)	610	(5,781)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		116,800	(3,041)	(100)	(2,941)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		63,200	(1,558)	39	(1,597)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		200	(5)	0	(5)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		26,500	(482)	24	(506)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		19,300	(291)	210	(501)
Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017	DUB		$37,100	(901)	0	(901)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM		98,100	(2,460)	0	(2,460)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		37,300	(848)	41	(889)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		444,400	(10,101)	246	(10,347)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BOA		50,000	(1,114)	330	(1,444)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		61,700	(1,376)	805	(2,181)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	CBK		134,500	(2,998)	1,937	(4,935)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		7,200	(161)	97	(258)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		101,500	(1,930)	0	(1,930)
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	DUB	AUD	36,700	(942)	(17)	(925)
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	UAG		44,100	(1,132)	(209)	(923)

							$(27,113)	$3,375	$(30,488)

(k)	Securities with an aggregate market value of $128,346 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$23,980	$11,408	$35,388
Corporate Bonds & Notes
Banking & Finance	0	519,794	1,632	521,426
Industrials	0	135,924	3,704	139,628
Utilities	0	26,227	0	26,227
Municipal Bonds & Notes
California	0	3,459	0	3,459
Illinois	0	6,917	0	6,917
Puerto Rico	0	2,433	0	2,433
Texas	0	3,376	0	3,376
West Virginia	0	7,290	0	7,290
U.S. Government Agencies	0	49,194	10,709	59,903
U.S. Treasury Obligations	0	20,594,159	0	20,594,159
Mortgage-Backed Securities	0	634,447	7,565	642,012
Asset-Backed Securities	0	405,729	2,708	408,437
Sovereign Issues	0	953,179	0	953,179
Preferred Securities
Banking & Finance	13,025	4,753	0	17,778
Short-Term Instruments
Certificates of Deposit	0	32,565	0	32,565
Commercial Paper	0	72,360	0	72,360
Repurchase Agreements	0	310	0	310
U.S. Treasury Bills	0	33,091	0	33,091
Central Funds Used for Cash Management Purposes	369,363	0	0	369,363
Purchased Options
Interest Rate Contracts	0	4,943	0	4,943
	$382,388	$23,514,130	$37,726	$23,934,244

Financial Derivative Instruments - Assets
Credit Contracts	0	910	0	910
Foreign Exchange Contracts	0	54,422	0	54,422
Interest Rate Contracts	1,757	47,399	0	49,156
	$1,757	$102,731	$0	$104,488

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,561)	0	(4,561)
Foreign Exchange Contracts	0	(68,585)	0	(68,585)
Interest Rate Contracts	(27,717)	(107,552)	(1,093)	(136,362)

	$(27,717)	$(180,698)	$(1,093)	$(209,508)

Totals	$356,428	$23,436,163	$36,633	$23,829,224

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$11,352	$0	$0	$4	$0	$52	$0	$0	$11,408	$52
Corporate Bonds & Notes Banking & Finance	1,704	0	0	(4)	0	(68)	0	0	1,632	(68)
Industrials	3,898	0	(119)	(1)	(2)	(72)	0	0	3,704	(57)
U.S. Government Agencies	11,127	0	(436)	0	0	18	0	0	10,709	20
Mortgage-Backed Securities	7,727	0	0	(1)	0	(161)	0	0	7,565	(161)
Asset-Backed Securities	3,267	0	(559)	3	8	(11)	0	0	2,708	(2)

	$39,075	$0	$(1,114)	$1	$6	$(242)	$0	$0	$37,726	$(216)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(1,271)	$0	$0	$0	$0	$178	$0	$0	$(1,093)	$178

Totals	$37,804	$0	$(1,114)	$1	$6	$(64)	$0	$0	$36,633	$(38)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$11,408	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes
Banking & Finance	1,632	Benchmark Pricing	Base Price	119.00
Industrials	3,704	Third Party Vendor	Broker Quote	113.00
U.S. Government Agencies	47	Benchmark Pricing	Base Price	97.88
	10,662	Third Party Vendor	Broker Quote	100.50
Mortgage-Backed Securities	7,565	Benchmark Pricing	Base Price	111.50
Asset-Backed Securities	218	Benchmark Pricing	Base Price	103.00
	2,490	Third Party Vendor	Broker Quote	100.17

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(1,093)	Indicative Market Quotation	Broker Quote	0.16 - 0.83

Total	$36,633

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Community Health Systems, Inc.
2.445% due 07/25/2014		$32	$33
HCA, Inc.
2.695% due 05/02/2016		1,775	1,771
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		332	342

Total Bank Loan Obligations (Cost $2,135)			2,146

CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 4.7%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		200	201
Ally Financial, Inc.
2.475% due 12/01/2014		1,100	1,089
3.475% due 02/11/2014		1,800	1,814
3.672% due 06/20/2014		100	101
4.500% due 02/11/2014		600	607
6.750% due 12/01/2014		500	528
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,355
Banco Santander Brasil S.A.
2.373% due 03/18/2014		6,600	6,569
4.250% due 01/14/2016		1,600	1,624
Bank of America Corp.
1.696% due 01/30/2014		1,500	1,508
Bank of America Corp. Inflation Linked Bond
4.854% due 04/29/2025	MXN	2,000	181
BPCE S.A.
2.023% due 02/07/2014		$9,000	9,074
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,053
Citigroup, Inc.
1.727% due 01/13/2014		2,000	2,012
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		2,800	2,811
Danske Bank A/S
1.327% due 04/14/2014		7,500	7,534
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		1,900	1,930
8.000% due 06/01/2014		500	529
GATX Financial Corp.
5.800% due 03/01/2016		300	328
International Lease Finance Corp.
6.500% due 09/01/2014		300	314
6.750% due 09/01/2016		300	326
7.125% due 09/01/2018		600	666
Morgan Stanley
1.875% due 01/24/2014		9,200	9,255
RCI Banque S.A.
2.148% due 04/11/2014		7,500	7,517
SLM Corp.
5.050% due 11/14/2014		500	513
6.250% due 01/25/2016		7,600	8,084
Societe Generale S.A.
1.328% due 04/11/2014		8,000	8,040
Stone Street Trust
5.902% due 12/15/2015		7,000	7,524
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		900	884

			85,971

INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	618
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		455	514

			1,132

UTILITIES 0.0%
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	20
1.850% due 07/28/2014		2,000	21

			41

Total Corporate Bonds & Notes (Cost $85,575)			87,144

U.S. GOVERNMENT AGENCIES 1.3%
Fannie Mae
0.873% due 02/25/2041		$1,500	1,518
1.374% due 09/01/2044 - 10/01/2044		58	59
3.000% due 07/01/2043		15,000	14,655
Freddie Mac
0.793% due 12/15/2037		1,517	1,535
2.207% due 07/01/2036		223	236
2.603% due 09/01/2036		216	229
2.689% due 10/01/2036		136	146
NCUA Guaranteed Notes
0.753% due 12/08/2020		1,351	1,359
2.650% due 10/29/2020		2,716	2,827

Total U.S. Government Agencies (Cost $22,841)			22,564

U.S. TREASURY OBLIGATIONS 105.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (g)		95,549	93,575
0.125% due 07/15/2022 (e)(j)		230,250	225,034
0.125% due 01/15/2023 (e)		315,597	305,784
0.625% due 07/15/2021		12,587	12,995
0.625% due 02/15/2043 (e)(j)		60,534	50,882
0.750% due 02/15/2042		437	385
1.125% due 01/15/2021 (e)(g)(j)		203,962	218,127
1.250% due 07/15/2020 (e)		199,074	216,268
1.375% due 01/15/2020		49,681	54,138
1.750% due 01/15/2028 (e)(g)(j)		18,570	20,800
1.875% due 07/15/2019		33,217	37,459
2.000% due 01/15/2026		93,260	107,690
2.125% due 01/15/2019		4,549	5,145
2.125% due 02/15/2040		69,286	84,155
2.125% due 02/15/2041		3,717	4,523
2.375% due 01/15/2025		40,834	48,640
2.375% due 01/15/2027 (e)(g)(j)		197,987	238,188
2.500% due 01/15/2029		4,657	5,739
3.375% due 04/15/2032		11,529	16,190
3.625% due 04/15/2028 (g)		50,608	70,225
3.875% due 04/15/2029 (e)(g)(j)		57,079	82,234

Total U.S. Treasury Obligations (Cost $2,017,647)			1,898,176

MORTGAGE-BACKED SECURITIES 2.9%
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	310	405
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		$14	14
5.492% due 02/10/2051		210	235
5.857% due 06/10/2049		14	14
Banc of America Large Loan Trust
2.493% due 11/15/2015		5,362	5,379
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		27	26
2.320% due 08/25/2035		49	48
2.600% due 03/25/2035		82	81
2.793% due 03/25/2035		22	22
3.148% due 01/25/2035		359	354
Chase Mortgage Finance Trust
5.106% due 12/25/2035		254	244
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		33	33
2.290% due 09/25/2035		56	55
2.540% due 05/25/2035		24	24
2.823% due 03/25/2034		270	269
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		98	112
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		5,787	4,710
Countrywide Home Loan Mortgage Pass-Through Trust
0.533% due 06/25/2035		198	179
Credit Suisse Mortgage Pass-Through Certificates
5.467% due 09/15/2039		192	212
Granite Master Issuer PLC
0.322% due 12/20/2054	EUR	895	1,136
GS Mortgage Securities Trust
1.456% due 03/06/2020		$1,000	1,003
4.592% due 08/10/2043		1,100	1,189
GSR Mortgage Loan Trust
2.679% due 09/25/2035		204	203
2.796% due 01/25/2036 ^		383	341

Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	4,102	5,378
HomeBanc Mortgage Trust
0.463% due 10/25/2035		$372	312
Indus (Eclipse) PLC
0.674% due 01/25/2020	GBP	1,100	1,574
JPMorgan Mortgage Trust
5.119% due 06/25/2035		$1,261	1,274
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	234
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035		180	174
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	112
Morgan Stanley Capital Trust
6.090% due 06/11/2049		330	373
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	800	1,047
RBSSP Resecuritization Trust
2.590% due 07/26/2045		$4,439	4,622
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^		554	252
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	1,291	1,599
Structured Adjustable Rate Mortgage Loan Trust
5.189% due 03/25/2036 ^		$619	513
5.500% due 12/25/2034		478	461
Thornburg Mortgage Securities Trust
6.098% due 09/25/2037		1,496	1,550
WaMu Mortgage Pass-Through Certificates
0.463% due 07/25/2045		2,014	1,867
0.503% due 01/25/2045		621	568
0.513% due 08/25/2045		10,032	9,069
1.238% due 01/25/2046		3,871	3,608
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 03/25/2036		441	413
5.159% due 10/25/2035		195	191

Total Mortgage-Backed Securities (Cost $48,771)			51,479

ASSET-BACKED SECURITIES 2.2%
AMMC CLO Ltd.
0.498% due 05/03/2018		52	51
Ares CLO Ltd.
0.502% due 03/12/2018		251	249
Babson CLO, Inc.
0.525% due 11/10/2019		807	801
BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		498	490
Callidus Debt Partners CLO Fund Ltd.
0.538% due 04/17/2020		1,097	1,097
Citibank Omni Master Trust
2.943% due 08/15/2018		7,000	7,191
Countrywide Asset-Backed Certificates
0.373% due 07/25/2036		609	591
0.443% due 04/25/2036		161	156
Duane Street CLO Ltd.
0.525% due 11/08/2017		55	55
Galaxy CLO Ltd.
0.516% due 04/25/2019		378	375
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	76	99
Hillmark Funding
0.524% due 05/21/2021		$5,900	5,785
HSI Asset Securitization Corp. Trust
0.463% due 02/25/2036		500	363
Magi Funding PLC
0.578% due 04/11/2021	EUR	896	1,143
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019		$489	486
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019		273	272
Octagon Investment Partners Ltd.
0.573% due 11/28/2018		201	200
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.213% due 12/25/2034		995	994
Saxon Asset Securities Trust
0.988% due 03/25/2035		1,731	1,475
4.034% due 06/25/2033		240	244
SLC Student Loan Trust
4.750% due 06/15/2033		5,790	5,412
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	4,763	6,086
0.479% due 09/15/2021		1,437	1,868
3.500% due 08/17/2043		$4,042	3,820

Wood Street CLO BV
0.587% due 03/29/2021	EUR	157	201

Total Asset-Backed Securities (Cost $40,334)			39,504

SOVEREIGN ISSUES 2.9%
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	3,840	4,778
Instituto de Credito Oficial
1.966% due 03/25/2014	EUR	8,800	11,473
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,500	2,622
2.750% due 11/20/2025		25,900	29,318
Xunta de Galicia
5.763% due 04/03/2017	EUR	1,900	2,602
6.131% due 04/03/2018		1,100	1,526

Total Sovereign Issues (Cost $56,366)			52,319

	SHARES
REAL ESTATE INVESTMENT TRUSTS 2.3%
AvalonBay Communities, Inc.		150,884	20,356
Equity Residential		349,677	20,302

Total Real Estate Investment Trusts (Cost $38,350)			40,658

	PRINCIPAL AMOUNT
SHORT-TERM INSTRUMENTS 17.0%
CERTIFICATES OF DEPOSIT 0.3%
Dexia Credit Local S.A.
1.650% due 09/12/2013		$5,300	5,311

COMMERCIAL PAPER 0.1%
Santander S.A.
1.710% due 10/11/2013		2,300	2,294

REPURCHASE AGREEMENTS (d) 0.3%			4,902

U.S. TREASURY BILLS 1.2%
0.107% due 08/15/2013 - 05/29/2014 (a)(e)(j)		21,155	21,138

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 15.1%
PIMCO Short-Term Floating NAV Portfolio		27,109,183	271,254

Total Short-Term Instruments (Cost $304,888)			304,899

PURCHASED OPTIONS (h) 0.0%
(Cost $692)			510

Total Investments 139.3% (Cost $2,617,599)			$2,499,399
Written Options (f)(i) (0.3%) (Premiums $3,163)			(4,738)
Other Assets and Liabilities (Net) (39.0%)			(700,098)

Net Assets 100.0%			$1,794,563

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$4,000	U.S. Treasury Bonds 2.750% due 08/15/2042	$(4,168)	$4,000	$4,000
SSB	0.010%	06/28/2013	07/01/2013	902	Fannie Mae 2.200% due 10/17/2022	(921)	902	902

						$(5,089)	$4,902	$4,902

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOM	0.150%	06/05/2013	07/09/2013	$164,170	$(164,187)
	0.160%	05/10/2013	07/19/2013	9,483	(9,485)
BSN	0.130%	06/06/2013	08/06/2013	75,911	(75,918)
	0.180%	02/27/2013	07/17/2013	14,378	(14,386)
	0.190%	03/01/2013	07/18/2013	40,095	(40,121)
	0.190%	03/04/2013	07/18/2013	32,192	(32,212)
JPS	0.140%	06/07/2013	08/29/2013	20,909	(20,911)
	0.150%	06/28/2013	07/08/2013	19,278	(19,279)
TDM	0.130%	06/04/2013	07/19/2013	65,691	(65,697)
	0.140%	06/04/2013	07/22/2013	33,689	(33,693)
	0.150%	05/20/2013	08/09/2013	33,404	(33,410)

					$(509,299)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.100%	05/10/2013	07/11/2013	$198,787	$(198,863)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $596,229 at a weighted average interest rate of 0.146%.
(3)	Payable for sale-buyback transactions includes $42 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $706,723 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	127	$81	$(365)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	127	30	(3)

				$111	$(368)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar September Futures	Long	09/2015	332	$(309)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$22,600	$1,402	$713
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	7,200	986	571

					$2,388	$1,284

(g)	Securities with an aggregate market value of $2,279 and cash of $18 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	38,414		$37,584	WST	$2,473	$0	$2,473
07/2013	INR	778,537		12,982	DUB	0	(64)	(64)
07/2013		75,207		1,296	UAG	36	0	36
07/2013	JPY	289,600		2,955	FBF	35	0	35
07/2013		571,300		5,908	HUS	147	0	147
07/2013		196,300		1,985	JPM	6	0	6
07/2013		13,800		141	RBC	1	0	1
07/2013		268,700		2,722	UAG	12	0	12
07/2013		$3,338	INR	181,471	BRC	0	(297)	(297)
07/2013		2,075		113,586	CBK	0	(172)	(172)
07/2013		2,345		127,615	HUS	0	(207)	(207)
07/2013		1,290		70,524	JPM	0	(108)	(108)
07/2013		6,441		360,549	UAG	0	(399)	(399)
07/2013		1,035	JPY	98,000	BPS	0	(47)	(47)
07/2013		6,719		632,900	FBF	0	(337)	(337)
07/2013		11,863		1,154,300	RYL	0	(224)	(224)
07/2013	ZAR	5,842		$641	BOA	52	0	52
08/2013		$12,882	BRL	26,174	UAG	0	(1,234)	(1,234)
09/2013	CAD	25,279		$24,799	RBC	811	0	811
09/2013	EUR	71,335		94,923	CBK	2,038	0	2,038
09/2013		277		369	FBF	9	0	9
09/2013		15		20	JPM	1	0	1
09/2013	GBP	5,713		8,876	BPS	191	0	191
09/2013		$13,205	CAD	13,504	DUB	0	(389)	(389)
09/2013		5,427		5,539	JPM	0	(171)	(171)
09/2013		31,332	EUR	23,574	BRC	0	(637)	(637)
09/2013		15,096		11,341	CBK	0	(329)	(329)
09/2013		3,679		2,744	DUB	0	(106)	(106)
09/2013		7,209		5,403	HUS	0	(173)	(173)
09/2013		7,200	GBP	4,611	DUB	0	(191)	(191)
09/2013		13,242	MXN	163,502	JPM	0	(711)	(711)
10/2013	INR	151,218		$2,504	BRC	15	(1)	14
10/2013		127,963		2,111	DUB	12	(8)	4
10/2013		45,826		751	JPM	0	(4)	(4)
10/2013		26,409		433	UAG	0	(2)	(2)
10/2013		$12,761	INR	778,537	DUB	58	0	58

						$5,897	$(5,811)	$86

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$13,600	$692	$510

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	18,200	$38	$(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		6,300	11	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,800	8	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		5,000	9	0
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		$10,400	36	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		10,400	36	(226)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		42,400	76	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		42,400	212	(921)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		4,300	3	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		4,300	11	(94)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		11,800	31	(189)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		3,300	2	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		3,300	9	(72)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		8,300	28	(133)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		57,200	686	(384)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		22,100	12	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		22,100	55	(482)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		38,100	193	(547)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	16,800	87	(10)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,800	13	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,200	21	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,600	9	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$10,500	37	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,700	39	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		10,900	51	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,100	2	(17)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,500	28	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		13,800	239	(239)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		13,300	62	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		37,000	640	(640)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,400	38	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		11,400	45	(174)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		5,100	16	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		5,100	37	(194)

								$2,820	$(4,331)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$6,500	$62	$(3)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	6,700	59	(3)

						$121	$(6)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$39	$(7)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	12	(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	4,000	39	(7)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	2,200	21	(18)

						$111	$(33)

(1)	YOY options may have a series of expirations.

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	0.467%		$300	$(4)	$0	$(4)
Societe Generale S.A.	BRC	(1.000%	)	06/20/2014	0.429%		5,300	(32)	206	(238)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	0.436%	EUR	2,000	(68)	13	(81)

								$(104)	$219	$(323)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (4)	Notional Amount (5)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.076%	$100	$(6)	$(3)	$(3)
SLM Corp.	GST	5.000%	03/20/2016	2.098%	100	8	0	8

						$2	$(3)	$5

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	7,100	$247	$52	$195
Pay	1-Month EUR-FRCPXTOB Index	2.000%	09/01/2016	BPS		5,500	211	7	204
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		1,200	45	7	38
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		800	27	0	27
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		900	31	1	30
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		3,000	101	1	100
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		900	31	1	30
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		4,800	159	27	132
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		1,900	63	30	33
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		30,200	1,001	776	225
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		1,500	49	2	47
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		4,900	163	46	117
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BOA		29,800	76	(26)	102
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		4,800	185	(45)	230
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		1,500	58	(14)	72
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		1,500	58	(14)	72
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	27,100	(243)	(97)	(146)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		21,200	(110)	27	(137)
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		109,800	(563)	131	(694)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		27,900	(170)	0	(170)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		67,400	(379)	35	(414)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		12,300	(303)	6	(309)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM		$7,400	(186)	0	(186)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		3,100	(70)	24	(94)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		5,200	(116)	38	(154)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		33,100	(628)	0	(628)

							$(263)	$1,015	$(1,278)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DWRTFT Index	16,475	1-Month USD-LIBOR plus a specified spread	$111,733	01/31/2014	BOA	$(2,002)
Receive	DWRTFT Index	123,222	1-Month USD-LIBOR plus a specified spread	595,123	04/29/2014	BOA	(18,421)
Receive	DWRTFT Index	23,673	1-Month USD-LIBOR plus a specified spread	162,694	07/30/2013	BRC	(5,038)
Receive	DWRTFT Index	31,764	1-Month USD-LIBOR plus a specified spread	215,420	05/28/2014	BRC	(3,893)
Receive	DWRTFT Index	16,655	1-Month USD-LIBOR plus a specified spread	112,950	08/28/2013	CBK	(2,036)
Receive	DWRTFT Index	33,407	1-Month USD-LIBOR plus a specified spread	226,561	01/31/2014	FBF	(4,070)
Receive	DWRTFT Index	45,483	1-Month USD-LIBOR plus a specified spread	229,861	08/30/2013	RYL	(4,090)
Receive	DWRTFT Index	22,735	1-Month USD-LIBOR plus a specified spread	31,265	09/30/2013	RYL	(555)

							$(40,105)

(j)	Securities with an aggregate market value of $44,228 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$1,804	$342	$2,146
Corporate Bonds & Notes
Banking & Finance	0	85,790	181	85,971
Industrials	0	618	514	1,132
Utilities	0	41	0	41
U.S. Government Agencies	0	21,205	1,359	22,564
U.S. Treasury Obligations	0	1,898,176	0	1,898,176
Mortgage-Backed Securities	0	51,479	0	51,479
Asset-Backed Securities	0	39,504	0	39,504
Sovereign Issues	0	52,319	0	52,319
Real Estate Investment Trusts	40,658	0	0	40,658
Short-Term Instruments
Certificates of Deposit	0	5,311	0	5,311
Commercial Paper	0	2,294	0	2,294
Repurchase Agreements	0	4,902	0	4,902
U.S. Treasury Bills	0	21,138	0	21,138
Central Funds Used for Cash Management Purposes	271,254	0	0	271,254
Purchased Options
Interest Rate Contracts	0	510	0	510
	$311,912	$2,185,091	$2,396	$2,499,399

Financial Derivative Instruments - Assets
Credit Contracts	0	8	0	8
Foreign Exchange Contracts	0	5,897	0	5,897
Interest Rate Contracts	0	2,938	0	2,938
	$0	$8,843	$0	$8,843

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(327)	0	(327)
Equity Contracts	0	(40,105)	0	(40,105)
Foreign Exchange Contracts	0	(5,817)	0	(5,817)
Interest Rate Contracts	(309)	(7,630)	(33)	(7,972)

	$(309)	$(53,879)	$(33)	$(54,221)

Totals	$311,603	$2,140,055	$2,363	$2,454,021

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$341	$0	$0	$0	$0	$1	$0	$0	$342	$1
Corporate Bonds & Notes
Banking & Finance	189	0	0	0	0	(8)	0	0	181	(8)
Industrials	542	0	(17)	0	0	(11)	0	0	514	(8)
U.S. Government Agencies	1,391	0	(34)	0	0	2	0	0	1,359	3

	$2,463	$0	$(51)	$0	$0	$(16)	$0	$0	$2,396	$(12)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(37)	$0	$0	$0	$0	$4	$0	$0	$(33)	$4

Totals	$2,426	$0	$(51)	$0	$0	$(12)	$0	$0	$2,363	$(8)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$342	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes
Banking & Finance	181	Benchmark Pricing	Base Price	119.00
Industrials	514	Third Party Vendor	Broker Quote	113.00
U.S. Government Agencies	1,359	Third Party Vendor	Broker Quote	100.63

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(33)	Indicative Market Quotation	Broker Quote	0.16 - 0.81

Total	$2,363

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2015 Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 89.2%
PIMCO CommoditiesPLUS® Strategy Fund	166,687	$1,700
PIMCO Emerging Markets Bond Fund	151,346	1,703
PIMCO EqS® Dividend Fund	122,641	1,456
PIMCO EqS® Emerging Markets Fund	126,335	1,044
PIMCO EqS Pathfinder Fund®	69,057	747
PIMCO Global Advantage® Strategy Bond Fund	175,302	1,930
PIMCO High Yield Fund	198,288	1,868
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	206,077	1,508
PIMCO Low Duration Fund	384,205	3,938
PIMCO Mortgage Opportunities Fund	19,608	214
PIMCO Real Return Fund	651,421	7,296
PIMCO RealEstateRealReturn Strategy Fund	239,852	1,053
PIMCO Short-Term Fund	99,442	977
PIMCO Small Cap StocksPLUS® AR Strategy Fund	140,106	1,272
PIMCO StocksPLUS® Fund	583,888	5,424
PIMCO Total Return Fund	1,051,338	11,312

Total Mutual Funds (Cost $44,196)		43,442

EXCHANGE-TRADED FUNDS 1.7%
Vanguard FTSE Emerging Markets ETF	20,581	798

Total Exchange-Traded Funds (Cost $862)		798

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	232	1

Total Exchange-Traded Notes (Cost $18)		1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.0%

U.S. TREASURY BILLS 1.0%
0.106% due 05/01/2014 (a)(d)	$500	500

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 8.0%
PIMCO Short-Term Floating NAV Portfolio	341,026	3,412
PIMCO Short-Term Floating NAV Portfolio III	50,428	504

		3,916

Total Short-Term Instruments (Cost $4,417)		4,416

PURCHASED OPTIONS (e)(h) 0.0%
(Cost $30)		16

Total Investments 99.9% (Cost $49,523)		$48,673
Written Options (f) (0.0%) (Premiums $8)		(9)
Other Assets and Liabilities (Net) 0.1%		59

Net Assets 100.0%		$48,723

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Securities with an aggregate market value of $500 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(e)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	6	$7	$1
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	2	7	1

				$14	$2

(f)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	3	$3	$(3)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	3	5	(6)

				$8	$(9)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	17	$39

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 240	$(11)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $129 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	209		$205	WST	$13	$0	$13
07/2013		$60	JPY	5,975	RYL	0	0	0
08/2013		711	BRL	1,443	UAG	0	(68)	(68)
09/2013	EUR	686		$912	BRC	19	0	19

						$32	$(68)	$(36)

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swaps	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$300	$16	$14

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$100	$0	$(2)	$2

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$0	$1	$(1)
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	200	3	2	1

							$3	$3	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$43,442	$0	$0	$43,442
Exchange-Traded Funds	798	0	0	798
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
U.S. Treasury Bills	0	500	0	500
Central Funds Used for Cash Management Purposes	3,916	0	0	3,916
Purchased Options
Equity Contracts	0	2	0	2
Interest Rate Contracts	0	14	0	14
	$48,157	$516	$0	$48,673

Financial Derivative Instruments - Assets
Credit Contracts	0	3	0	3
Equity Contracts	40	0	0	40
Foreign Exchange Contracts	0	32	0	32
	$40	$35	$0	$75

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	0	(9)	0	(9)
Foreign Exchange Contracts	0	(68)	0	(68)

	$0	$(78)	$0	$(78)

Totals	$48,197	$473	$0	$48,670

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 89.3%
PIMCO CommoditiesPLUS® Strategy Fund	565,207	$5,765
PIMCO Emerging Markets Bond Fund	316,890	3,565
PIMCO EqS® Dividend Fund	232,948	2,765
PIMCO EqS® Emerging Markets Fund	317,102	2,619
PIMCO EqS Pathfinder Fund®	187,922	2,033
PIMCO Global Advantage® Strategy Bond Fund	330,005	3,633
PIMCO High Yield Fund	384,971	3,627
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	537,671	3,936
PIMCO Low Duration Fund	500,901	5,134
PIMCO Mortgage Opportunities Fund	38,723	422
PIMCO Real Return Fund	1,037,760	11,623
PIMCO RealEstateRealReturn Strategy Fund	785,879	3,450
PIMCO Small Cap StocksPLUS® AR Strategy Fund	252,729	2,295
PIMCO StocksPLUS® Fund	1,278,514	11,878
PIMCO Total Return Fund	1,750,920	18,840

Total Mutual Funds (Cost $82,510)		81,585

EXCHANGE-TRADED FUNDS 3.0%
Vanguard FTSE Emerging Markets ETF	70,225	2,723

Total Exchange-Traded Funds (Cost $2,916)		2,723

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	526	2

Total Exchange-Traded Notes (Cost $41)		2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.6%
REPURCHASE AGREEMENTS (d) 0.3%		231

U.S. TREASURY BILLS 0.7%
0.109% due 05/01/2014 (a)(e)	$675	674

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 7.6%
PIMCO Short-Term Floating NAV Portfolio	372,535	3,728
PIMCO Short-Term Floating NAV Portfolio III	321,692	3,214

		6,942

Total Short-Term Instruments (Cost $7,850)		7,847

PURCHASED OPTIONS (f)(i) 0.1%
(Cost $173)		92

Total Investments 101.0% (Cost $93,490)		$92,249
Written Options (g) (0.0%) (Premiums $15)		(18)
Other Assets and Liabilities (Net) (1.0%)		(877)

Net Assets 100.0%		$91,354

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$231	Fannie Mae 2.200% due 10/17/2022	$(240)	$231	$231

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $674 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	12	$15	$1
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	6	19	5

				$34	$6

(g)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	6	$6	$(5)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	6	9	(13)

				$15	$(18)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	22	$50

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	500	$(23)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Cash of $162 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	317		$310	WST	$20	$0	$20
07/2013		$226	JPY	22,381	RYL	0	0	0
08/2013		1,492	BRL	3,031	UAG	0	(143)	(143)
09/2013	EUR	1,882		$2,505	CBK	54	0	54
09/2013		$198	GBP	129	HUS	0	(2)	(2)

						$74	$(145)	$(71)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$530	$6	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	1,100	59	52
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	1,300	48	30

							$113	$82

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.000	05/22/2015	EUR 520	$26	$4

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$300	$0	$(6)	$6

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	380	$(8)	$2	$(10)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		50	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	(1)	(1)	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		70	2	3	(1)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		35	2	2	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		35	2	2	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	600	10	6	4

							$6	$14	$(8)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$81,585	$0	$0	$81,585
Exchange-Traded Funds	2,723	0	0	2,723
Exchange-Traded Notes	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	231	0	231
U.S. Treasury Bills	0	674	0	674
Central Funds Used for Cash Management Purposes	6,942	0	0	6,942
Purchased Options
Equity Contracts	0	6	0	6
Foreign Exchange Contracts	0	4	0	4
Interest Rate Contracts	0	82	0	82
	$91,252	$997	$0	$92,249

Financial Derivative Instruments - Assets
Credit Contracts	0	11	0	11
Equity Contracts	50	0	0	50
Foreign Exchange Contracts	0	74	0	74
	$50	$85	$0	$135

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(12)	0	(12)
Equity Contracts	0	(18)	0	(18)
Foreign Exchange Contracts	0	(145)	0	(145)
	$0	$(175)	$0	$(175)
Totals	$91,302	$907	$0	$92,209

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2025 Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 90.6%
PIMCO CommoditiesPLUS® Strategy Fund	698,300	$7,123
PIMCO Emerging Markets Bond Fund	223,940	2,519
PIMCO EqS® Dividend Fund	181,166	2,150
PIMCO EqS® Emerging Markets Fund	283,760	2,344
PIMCO EqS Pathfinder Fund®	167,475	1,812
PIMCO Global Advantage® Strategy Bond Fund	251,866	2,773
PIMCO High Yield Fund	286,583	2,700
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	606,115	4,437
PIMCO Mortgage Opportunities Fund	32,533	355
PIMCO Real Return Fund	725,378	8,124
PIMCO RealEstateRealReturn Strategy Fund	842,599	3,699
PIMCO Small Cap StocksPLUS® AR Strategy Fund	321,861	2,923
PIMCO StocksPLUS® Fund	1,306,823	12,140
PIMCO Total Return Fund	912,584	9,819

Total Mutual Funds (Cost $63,378)		62,918

EXCHANGE-TRADED FUNDS 3.7%
Vanguard FTSE Emerging Markets ETF	66,262	2,570

Total Exchange-Traded Funds (Cost $2,746)		2,570

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	281	1

Total Exchange-Traded Notes (Cost $22)		1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.4%
U.S. TREASURY BILLS 0.7%
0.109% due 05/01/2014 (a)(d)	$450	449

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 4.7%
PIMCO Short-Term Floating NAV Portfolio	191,434	1,916
PIMCO Short-Term Floating NAV Portfolio III	130,864	1,307

		3,223

Total Short-Term Instruments (Cost $3,674)		3,672

PURCHASED OPTIONS (e)(h) 0.0%
(Cost $41)		18

Total Investments 99.7% (Cost $69,861)		$69,179
Written Options (f) (0.0%) (Premiums $10)		(12)
Other Assets and Liabilities (Net) 0.3%		254

Net Assets 100.0%		$69,421

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $450 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(e)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	8	$10	$1
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	5	16	4

				$26	$5

(f)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	4	$4	$(3)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	4	6	(9)

				$10	$(12)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	36	$64

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	310	$(14)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Cash of $198 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	211		$207	WST	$14	$0	$14
07/2013		$134	JPY	13,231	RYL	0	0	0
08/2013		1,015	BRL	2,062	UAG	0	(97)	(97)
09/2013	EUR	1,004		$1,335	BRC	28	0	28

						$42	$(97)	$(55)

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$280	$15	$13

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$200	$0	$(4)	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$(1)	$0	$(1)
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	300	6	4	2

							$5	$4	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$62,918	$0	$0	$62,918
Exchange-Traded Funds	2,570	0	0	2,570
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
U.S. Treasury Bills	0	449	0	449
Central Funds Used for Cash Management Purposes	3,223	0	0	3,223
Purchased Options
Equity Contracts	0	5	0	5
Interest Rate Contracts	0	13	0	13
	$68,712	$467	$0	$69,179

Financial Derivative Instruments - Assets
Credit Contracts	0	7	0	7
Equity Contracts	64	0	0	64
Foreign Exchange Contracts	0	42	0	42
	$64	$49	$0	$113

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	0	(12)	0	(12)
Foreign Exchange Contracts	0	(97)	0	(97)

	$0	$(110)	$0	$(110)

Totals	$68,776	$406	$0	$69,182

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 87.3%
PIMCO CommoditiesPLUS® Strategy Fund	1,003,659	$10,237
PIMCO Emerging Markets Bond Fund	231,099	2,600
PIMCO EqS® Dividend Fund	243,055	2,885
PIMCO EqS® Emerging Markets Fund	383,680	3,169
PIMCO EqS Pathfinder Fund®	224,663	2,431
PIMCO Global Advantage® Strategy Bond Fund	271,382	2,988
PIMCO High Yield Fund	294,183	2,771
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,153,625	8,445
PIMCO Long-Term U.S. Government Fund	78,768	792
PIMCO Mortgage Opportunities Fund	41,437	452
PIMCO Real Return Fund	620,205	6,946
PIMCO RealEstateRealReturn Strategy Fund	1,298,190	5,699
PIMCO Small Cap StocksPLUS® AR Strategy Fund	696,068	6,320
PIMCO StocksPLUS® Fund	2,005,345	18,630
PIMCO Total Return Fund	831,508	8,947

Total Mutual Funds (Cost $82,950)		83,312

EXCHANGE-TRADED FUNDS 4.9%
Vanguard FTSE Emerging Markets ETF	121,458	4,710

Total Exchange-Traded Funds (Cost $5,046)		4,710

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	381	1

Total Exchange-Traded Notes (Cost $29)		1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS (d) 0.2%		174

U.S. TREASURY BILLS 0.7%
0.109% due 05/01/2014 (a)(e)	$675	674

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 6.7%
PIMCO Short-Term Floating NAV Portfolio	472,596	4,729
PIMCO Short-Term Floating NAV Portfolio III	171,053	1,709

		6,438

Total Short-Term Instruments (Cost $7,288)		7,286

PURCHASED OPTIONS (f)(i) 0.1%
(Cost $152)		73

Total Investments 99.9% (Cost $95,465)		$95,382
Written Options (g) (0.0%) (Premiums $15)		(18)
Other Assets and Liabilities (Net) 0.1%		110

Net Assets 100.0%		$95,474

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$174	Fannie Mae 2.200% due 10/17/2022	$(182)	$174	$174

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $674 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	12	$15	$1
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	9	29	7

				$44	$8

(g)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	6	$6	$(5)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	6	9	(13)

				$15	$(18)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	57	$99

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	470	$(21)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Cash of $279 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	315		$308	WST	$20	$0	$20
07/2013		$406	JPY	40,120	RYL	0	(1)	(1)
08/2013		1,522	BRL	3,093	UAG	0	(146)	(146)
09/2013	EUR	1,446		$1,924	BRC	41	0	41
09/2013		$198	GBP	129	HUS	0	(2)	(2)

						$61	$(149)	$(88)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$520	$6	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	800	42	38
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	990	37	23

							$85	$61

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.000	05/22/2015	EUR	460	$23	$4

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$300	$0	$(6)	$6

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$340	$(8)	$2	$(10)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	(1)	(1)	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		45	2	2	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	500	8	5	3

							$2	$10	$(8)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$83,312	$0	$0	$83,312
Exchange-Traded Funds	4,710	0	0	4,710
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	174	0	174
U.S. Treasury Bills	0	674	0	674
Central Funds Used for Cash Management Purposes	6,438	0	0	6,438
Purchased Options
Equity Contracts	0	8	0	8
Foreign Exchange Contracts	0	4	0	4
Interest Rate Contracts	0	61	0	61
	$94,461	$921	$0	$95,382

Financial Derivative Instruments - Assets
Credit Contracts	0	10	0	10
Equity Contracts	99	0	0	99
Foreign Exchange Contracts	0	61	0	61
	$99	$71	$0	$170

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(11)	0	(11)
Equity Contracts	0	(18)	0	(18)
Foreign Exchange Contracts	0	(149)	0	(149)

	$0	$(178)	$0	$(178)

Totals	$94,560	$814	$0	$95,374
There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2035 Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 89.3%
PIMCO CommoditiesPLUS® Strategy Fund	670,101	$6,835
PIMCO Emerging Markets Bond Fund	95,157	1,070
PIMCO EqS® Dividend Fund	151,652	1,800
PIMCO EqS® Emerging Markets Fund	283,169	2,339
PIMCO EqS Pathfinder Fund®	168,724	1,826
PIMCO Global Advantage® Strategy Bond Fund	75,313	829
PIMCO High Yield Fund	64,176	605
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	800,977	5,863
PIMCO Long-Term U.S. Government Fund	192,915	1,941
PIMCO Mortgage Opportunities Fund	27,103	295
PIMCO Real Return Fund	278,870	3,123
PIMCO RealEstateRealReturn Strategy Fund	1,040,704	4,569
PIMCO Small Cap StocksPLUS® AR Strategy Fund	639,426	5,806
PIMCO StocksPLUS® Fund	1,575,809	14,639
PIMCO Total Return Fund	340,970	3,669

Total Mutual Funds (Cost $54,575)		55,209

EXCHANGE-TRADED FUNDS 5.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (b)	5,005	305
Vanguard FTSE Emerging Markets ETF	77,681	3,013

Total Exchange-Traded Funds (Cost $3,559)		3,318

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	221	1

Total Exchange-Traded Notes (Cost $17)		1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (d) 0.3%		155

U.S. TREASURY BILLS 0.7%
0.109% due 05/01/2014 (a)(e)	$450	449

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 4.1%
PIMCO Short-Term Floating NAV Portfolio	251,293	2,514
PIMCO Short-Term Floating NAV Portfolio III	286	3

		2,517

Total Short-Term Instruments (Cost $3,122)		3,121

PURCHASED OPTIONS (f)(i) 0.0%
(Cost $50)		20

Total Investments 99.8% (Cost $61,323)		$61,669
Written Options (g) (0.0%) (Premiums $10)		(12)
Other Assets and Liabilities (Net) 0.2%		127

Net Assets 100.0%		$61,784

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$155	Fannie Mae 2.200% due 10/17/2022	$(158)	$155	$155

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $450 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	8	$10	$1
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	8	25	6

				$35	$7

(g)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	4	$4	$(3)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	4	6	(9)

				$10	$(12)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	43	$77

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	270	$(12)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Cash of $221 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	210		$206	WST	$14	$0	$14
07/2013		$172	JPY	17,055	RYL	0	0	0
08/2013		964	BRL	1,959	UAG	0	(93)	(93)
09/2013	EUR	898		$1,194	BRC	25	0	25

						$39	$(93)	$(54)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$270	$15	$13

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$200	$0	$(4)	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$0	$1	$(1)
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	200	3	2	1

							$3	$3	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$55,209	$0	$0	$55,209
Exchange-Traded Funds	3,318	0	0	3,318
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	155	0	155
U.S. Treasury Bills	0	449	0	449
Central Funds Used for Cash Management Purposes	2,517	0	0	2,517
Purchased Options
Equity Contracts	0	7	0	7
Interest Rate Contracts	0	13	0	13
	$61,045	$624	$0	$61,669

Financial Derivative Instruments - Assets
Credit Contracts	0	6	0	6
Equity Contracts	77	0	0	77
Foreign Exchange Contracts	0	39	0	39
	$77	$45	$0	$122

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	0	(12)	0	(12)
Foreign Exchange Contracts	0	(93)	0	(93)

	$0	$(106)	$0	$(106)

Totals	$61,122	$563	$0	$61,685

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 85.8%
PIMCO CommoditiesPLUS® Strategy Fund	984,148	$10,038
PIMCO Emerging Markets Bond Fund	59,566	670
PIMCO EqS® Dividend Fund	213,390	2,533
PIMCO EqS® Emerging Markets Fund	368,349	3,043
PIMCO EqS Pathfinder Fund®	229,807	2,487
PIMCO High Yield Fund	75,811	714
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,108,119	8,111
PIMCO Long-Term U.S. Government Fund	274,131	2,758
PIMCO Mortgage Opportunities Fund	31,832	347
PIMCO Real Return Fund	183,111	2,051
PIMCO RealEstateRealReturn Strategy Fund	1,469,712	6,452
PIMCO Small Cap StocksPLUS® AR Strategy Fund	916,174	8,319
PIMCO StocksPLUS® Fund	2,306,221	21,425
PIMCO Total Return Fund	234,423	2,522

Total Mutual Funds (Cost $70,187)		71,470

EXCHANGE-TRADED FUNDS 6.2%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (b)	8,095	494
Vanguard FTSE Emerging Markets ETF	120,805	4,685

Total Exchange-Traded Funds (Cost $5,523)		5,179

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	398	1

Total Exchange-Traded Notes (Cost $31)		1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS (d) 0.4%		306

U.S. TREASURY BILLS 0.7%
0.110% due 05/01/2014 (a)(e)	$600	599

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 6.5%
PIMCO Short-Term Floating NAV Portfolio	543,112	5,434
PIMCO Short-Term Floating NAV Portfolio III	300	3

		5,437

Total Short-Term Instruments (Cost $6,342)		6,342

PURCHASED OPTIONS (f)(i) 0.1%
(Cost $122)		54

Total Investments 99.7% (Cost $82,205)		$83,046
Written Options (g) (0.0%) (Premiums $13)		(15)
Other Assets and Liabilities (Net) 0.3%		239

Net Assets 100.0%		$83,270

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$306	Fannie Mae 2.200% due 10/17/2022	$(316)	$306	$306

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $599 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	10	$13	$2
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	11	35	8

				$48	$10

(g)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	5	$5	$(4)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	5	8	(11)

				$13	$(15)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	30	$72

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR 440	$(20)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Cash of $183 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	214		$209	WST	$14	$0	$14
07/2013		$505	JPY	49,997	RYL	0	(1)	(1)
08/2013		1,512	BRL	3,073	UAG	0	(145)	(145)
09/2013	EUR	1,453		$1,933	CBK	42	0	42
09/2013		$198	GBP	129	HUS	0	(2)	(2)

						$56	$(148)	$(92)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$340	$4	$0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	540	29	26
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	700	26	16

							$59	$42

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.000	05/22/2015	EUR	310	$15	$2

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$200	$0	$(5)	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$280	$(7)	$0	$(7)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		40	(1)	(1)	0
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		15	1	1	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		10	1	1	0
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		15	1	1	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		20	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		20	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	500	8	5	3

							$4	$9	$(5)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$71,470	$0	$0	$71,470
Exchange-Traded Funds	5,179	0	0	5,179
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	306	0	306
U.S. Treasury Bills	0	599	0	599
Central Funds Used for Cash Management Purposes	5,437	0	0	5,437
Purchased Options
Equity Contracts	0	10	0	10
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	42	0	42
	$82,087	$959	$0	$83,046

Financial Derivative Instruments - Assets
Credit Contracts	0	8	0	8
Equity Contracts	72	0	0	72
Foreign Exchange Contracts	0	56	0	56
	$72	$64	$0	$136

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(8)	0	(8)
Equity Contracts	0	(15)	0	(15)
Foreign Exchange Contracts	0	(148)	0	(148)

	$0	$(171)	$0	$(171)

Totals	$82,159	$852	$0	$83,011

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2045 Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 88.2%
PIMCO CommoditiesPLUS® Strategy Fund	423,905	$4,324
PIMCO Emerging Markets Bond Fund	26,366	297
PIMCO EqS® Dividend Fund	87,291	1,036
PIMCO EqS® Emerging Markets Fund	163,234	1,348
PIMCO EqS Pathfinder Fund®	102,910	1,114
PIMCO High Yield Fund	33,699	318
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	510,843	3,739
PIMCO Long-Term U.S. Government Fund	124,294	1,250
PIMCO Mortgage Opportunities Fund	16,330	178
PIMCO RealEstateRealReturn Strategy Fund	730,101	3,205
PIMCO Small Cap StocksPLUS® AR Strategy Fund	404,604	3,674
PIMCO StocksPLUS® Fund	980,873	9,112
PIMCO Total Return Fund	81,124	873

Total Mutual Funds (Cost $30,034)		30,468

EXCHANGE-TRADED FUNDS 6.5%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (b)	3,240	198
Vanguard FTSE Emerging Markets ETF	52,610	2,040

Total Exchange-Traded Funds (Cost $2,425)		2,238

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	38	0

Total Exchange-Traded Notes (Cost $3)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS (d) 0.6%		191

U.S. TREASURY BILLS 0.7%
0.109% due 05/01/2014 (a)(e)	$250	250

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 3.8%
PIMCO Short-Term Floating NAV Portfolio	130,688	1,308
PIMCO Short-Term Floating NAV Portfolio III	551	5

		1,313

Total Short-Term Instruments (Cost $1,754)		1,754

PURCHASED OPTIONS (f) 0.0%
(Cost $21)		4

Total Investments 99.8% (Cost $34,237)		$34,464
Written Options (g) (0.0%) (Premiums $5)		(6)
Other Assets and Liabilities (Net) 0.2%		67

Net Assets 100.0%		$34,525

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$191	Fannie Mae 2.200% due 10/17/2022	$(197)	$191	$191

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $250 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	4	$5	$0
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	5	16	4

				$21	$4

(g)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	2	$2	$(2)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	2	3	(4)

				$5	$(6)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	12	$28

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR 180	$(8)	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Cash of $120 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	106		$104	CBK	$7	$0	$7
08/2013		$599	BRL	1,217	UAG	0	(57)	(57)
09/2013	EUR	2		$3	DUB	0	0	0
09/2013		10		13	FBF	0	0	0

						$7	$(57)	$(50)

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$100	$0	$(2)	$2

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$30,468	$0	$0	$30,468
Exchange-Traded Funds	2,238	0	0	2,238
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	191	0	191
U.S. Treasury Bills	0	250	0	250
Central Funds Used for Cash Management Purposes	1,313	0	0	1,313
Purchased Options
Equity Contracts	0	4	0	4
	$34,019	$445	$0	$34,464

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Equity Contracts	28	0	0	28
Foreign Exchange Contracts	0	7	0	7
	$28	$9	$0	$37

Financial Derivative Instruments - Liabilities
Equity Contracts	0	(6)	0	(6)
Foreign Exchange Contracts	0	(57)	0	(57)

	$0	$(63)	$0	$(63)

Totals	$34,047	$391	$0	$34,438

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 85.2%
PIMCO CommoditiesPLUS® Strategy Fund	773,262	$7,887
PIMCO Emerging Markets Bond Fund	47,027	529
PIMCO EqS® Dividend Fund	153,393	1,821
PIMCO EqS® Emerging Markets Fund	263,324	2,175
PIMCO EqS Pathfinder Fund®	152,285	1,648
PIMCO High Yield Fund	59,541	561
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	941,275	6,890
PIMCO Long-Term U.S. Government Fund	205,434	2,067
PIMCO Mortgage Opportunities Fund	19,447	212
PIMCO RealEstateRealReturn Strategy Fund	1,350,156	5,927
PIMCO Small Cap StocksPLUS® AR Strategy Fund	660,857	6,000
PIMCO StocksPLUS® Fund	1,512,519	14,051
PIMCO Total Return Fund	83,706	901

Total Mutual Funds (Cost $50,614)		50,669

EXCHANGE-TRADED FUNDS 6.8%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (b)	4,720	288
Vanguard FTSE Emerging Markets ETF	96,673	3,749

Total Exchange-Traded Funds (Cost $4,335)		4,037

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	207	1

Total Exchange-Traded Notes (Cost $16)		1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS (d) 0.3%		184

U.S. TREASURY BILLS 0.7%
0.109% due 05/01/2014 (a)(e)	$450	450

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 6.6%
PIMCO Short-Term Floating NAV Portfolio	390,900	3,911
PIMCO Short-Term Floating NAV Portfolio III	611	6

		3,917

Total Short-Term Instruments (Cost $4,551)		4,551

PURCHASED OPTIONS (f)(i) 0.1%
(Cost $110)		53

Total Investments 99.7% (Cost $59,626)		$59,311
Written Options (g) (0.0%) (Premiums $10)		(12)
Other Assets and Liabilities (Net) 0.3%		184

Net Assets 100.0%		$59,483

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$184	Fannie Mae 2.200% due 10/17/2022	$(192)	$184	$184

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $450 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	8	$10	$1
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	7	22	5

				$32	$6

(g)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	4	$4	$(3)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	4	6	(9)

				$10	$(12)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	1	$2

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	260	$(12)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Cash of $74 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered			Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	261		$256	WST	$17	$0	$17
07/2013		$292	JPY	28,901	RYL	0	(1)	(1)
08/2013		883	BRL	1,794	UAG	0	(84)	(84)
09/2013	EUR	719		$956	BRC	20	0	20
09/2013		$198	GBP	129	HUS	0	(2)	(2)

						$37	$(87)	$(50)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$310	$4	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	510	27	24
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	880	33	20

							$64	$45

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	DUB	$1.000	05/22/2015	EUR	280	$14	$2

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$200	$0	$(4)	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$230	$(5)	$1	$(6)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		40	(1)	(1)	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		45	2	2	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	200	3	2	1

							$0	$6	$(6)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$50,669	$0	$0	$50,669
Exchange-Traded Funds	4,037	0	0	4,037
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	184	0	184
U.S. Treasury Bills	0	450	0	450
Central Funds Used for Cash Management Purposes	3,917	0	0	3,917
Purchased Options
Equity Contracts	0	6	0	6
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	45	0	45
	$58,624	$687	$0	$59,311

Financial Derivative Instruments - Assets
Credit Contracts	0	6	0	6
Equity Contracts	2	0	0	2
Foreign Exchange Contracts	0	37	0	37
	$2	$43	$0	$45

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(7)	0	(7)
Equity Contracts	0	(12)	0	(12)
Foreign Exchange Contracts	0	(87)	0	(87)

	$0	$(106)	$0	$(106)

Totals	$58,626	$624	$0	$59,250

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® Income and Distribution Fund

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 88.6%
PIMCO CommoditiesPLUS® Strategy Fund	202,007	$2,060
PIMCO Emerging Markets Bond Fund	230,086	2,588
PIMCO EqS® Dividend Fund	154,542	1,834
PIMCO EqS® Emerging Markets Fund	118,120	976
PIMCO EqS Pathfinder Fund®	70,395	762
PIMCO Global Advantage® Strategy Bond Fund	227,265	2,502
PIMCO High Yield Fund	300,156	2,827
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	302,830	2,217
PIMCO Low Duration Fund	496,918	5,093
PIMCO Mortgage Opportunities Fund	23,923	261
PIMCO Real Return Fund	820,145	9,186
PIMCO RealEstateRealReturn Strategy Fund	286,291	1,257
PIMCO Short-Term Fund	128,868	1,266
PIMCO Small Cap StocksPLUS® AR Strategy Fund	171,233	1,555
PIMCO StocksPLUS® Fund	557,336	5,178
PIMCO Total Return Fund	1,332,107	14,333

Total Mutual Funds (Cost $54,736)		53,895

EXCHANGE-TRADED FUNDS 0.8%
Vanguard FTSE Emerging Markets ETF	11,770	457

Total Exchange-Traded Funds (Cost $489)		457

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	314	1

Total Exchange-Traded Notes (Cost $24)		1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.6%
REPURCHASE AGREEMENTS (d) 0.5%		287

U.S. TREASURY BILLS 0.7%
0.109% due 05/01/2014 (a)(e)	$450	450

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 9.4%
PIMCO Short-Term Floating NAV Portfolio	572,064	5,724
PIMCO Short-Term Floating NAV Portfolio III	120	1

		5,725

Total Short-Term Instruments (Cost $6,462)		6,462

PURCHASED OPTIONS (f)(i) 0.1%
(Cost $137)		79

Total Investments 100.1% (Cost $61,848)		$60,894
Written Options (g) (0.0%) (Premiums $10)		(12)
Other Assets and Liabilities (Net) (0.1%)		(60)

Net Assets 100.0%		$60,822

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$287	Fannie Mae 2.200% due 10/17/2022	$(297)	$287	$287

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $450 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,675.000	07/20/2013	8	$10	$1
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	2	6	1

				$16	$2

(g)	Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,550.000	07/20/2013	4	$4	$(3)
Put - CBOE S&P 500 Index	1,600.000	07/20/2013	4	6	(9)

				$10	$(12)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Short	09/2013	12	$28

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR	310	$(14)	$1

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Cash of $114 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	210		$205	WST	$14	$0	$14
07/2013		$98	JPY	9,732	RYL	0	0	0
08/2013		934	BRL	1,897	UAG	0	(90)	(90)
09/2013	EUR	939		$1,249	BRC	26	0	26
09/2013		$198	GBP	129	HUS	0	(2)	(2)

						$40	$(92)	$(52)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$450	$5	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	1,000	54	47
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	1,130	42	26

							$101	$74

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.000	05/22/2015	EUR	410	$20	$3

OTC Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$200	$0	$(4)	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$260	$(6)	$2	$(8)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	(1)	0	(1)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	(1)	(1)	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		40	2	2	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	1	1	0
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	1	1	0
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	400	6	4	2

							$2	$9	$(7)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$53,895	$0	$0	$53,895
Exchange-Traded Funds	457	0	0	457
Exchange-Traded Notes	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	287	0	287
U.S. Treasury Bills	0	450	0	450
Central Funds Used for Cash Management Purposes	5,725	0	0	5,725
Purchased Options
Equity Contracts	0	2	0	2
Foreign Exchange Contracts	0	3	0	3
Interest Rate Contracts	0	74	0	74
	$60,078	$816	$0	$60,894

Financial Derivative Instruments - Assets
Credit Contracts	0	7	0	7
Equity Contracts	28	0	0	28
Foreign Exchange Contracts	0	40	0	40
	$28	$47	$0	$75

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(9)	0	(9)
Equity Contracts	0	(12)	0	(12)
Foreign Exchange Contracts	0	(92)	0	(92)

	$0	$(113)	$0	$(113)

Totals	$60,106	$750	$0	$60,856

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 80.6%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$15,250	$15,168
Acosta, Inc.
5.000% due 03/02/2018		5,941	5,980
Acquisitions Cogeco Cable, Inc.
3.250% due 11/30/2019		8,930	8,958
Advantage Sales & Marketing, Inc.
4.250% due 12/17/2017		6,915	6,931
8.250% due 06/17/2018		750	754
AES Corp.
3.750% due 06/01/2018		6,454	6,482
Affinia Group Intermediate Holdings, Inc.
3.500% due 04/24/2016		2,500	2,506
4.750% due 04/25/2020		3,950	3,935
AI Chem & Cy S.C.A.
4.500% due 10/03/2019		4,500	4,505
8.250% due 04/03/2020		3,250	3,299
Air Medical Group Holdings, Inc.
6.500% due 06/30/2018		17,860	18,084
Albertson’s LLC
4.250% due 03/21/2016		15,852	15,857
Alcatel-Lucent USA, Inc.
6.250% due 08/01/2016		750	759
7.250% due 01/30/2019		10,448	10,563
Alliance Boots Holdings Ltd.
3.604% due 07/10/2017	EUR	2,000	2,590
Alliant Holdings, Inc.
5.000% due 12/20/2019		$8,384	8,406
Allison Transmission, Inc.
4.250% due 08/23/2019		11,985	12,062
AMC Entertainment, Inc.
3.500% due 04/30/2020		8,978	8,973
American Renal Holdings, Inc.
4.500% due 09/22/2019		12,444	12,374
Ameristar Casinos, Inc.
4.000% due 04/14/2018		4,838	4,853
AmWINS Group, Inc.
5.000% due 09/06/2019		9,403	9,440
Ancestry.com, Inc.
4.250% due 05/15/2018		1,164	1,164
5.250% due 12/28/2018		5,602	5,598
Apex Tool Group LLC
4.500% due 02/01/2020		12,419	12,445
Apria Healthcare, Inc.
6.750% due 04/05/2020		9,500	9,476
Aptalis Pharma, Inc.
5.500% due 02/10/2017		4,444	4,460
5.500% due 02/11/2017		273	273
ARAMARK Corp.
2.070% due 01/26/2014		103	103
3.695% - 3.776% due 07/26/2016		1,500	1,505
Arch Coal, Inc.
5.750% due 05/16/2018		13,870	13,822
Ardent Medical Services, Inc.
6.750% due 07/02/2018		11,418	11,479
Asurion LLC
4.500% due 05/24/2019		12,438	12,352
4.750% due 07/18/2017		2,266	2,253
Atlantic Aviation FBO, Inc.
3.250% due 05/16/2020		6,900	6,896
August LuxUK Holding Company SARL
5.000% due 04/27/2018		1,426	1,425
August U.S. Holding Company, Inc.
5.000% due 04/27/2018		1,097	1,096
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		17,835	18,058
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		22,893	22,940
Bausch & Lomb, Inc.
3.526% due 11/01/2016		17,855	17,855
4.000% due 05/17/2019		16,810	16,855
BBHI Acquisition LLC
5.250% due 12/14/2017		2,711	2,725
Berlin Packaging LLC
4.750% due 04/02/2019		5,950	5,950
Biomet, Inc.
3.943% - 4.023% due 07/25/2017		21,212	21,160

BJ’s Wholesale Club, Inc.
9.750% due 03/26/2020	4,000	4,071
Booz Allen Hamilton, Inc.
4.500% due 07/31/2019	2,978	2,966
Brickman Group Holdings, Inc.
4.000% due 10/14/2016	1,314	1,321
4.000% due 09/28/2018	1,921	1,922
Bright Horizons Family Solutions, Inc.
4.000% - 5.250% due 01/30/2020	7,935	7,972
Burger King Corp.
2.563% due 09/28/2017	1,000	1,003
3.750% due 09/28/2019	2,978	2,994
Caesars Entertainment Operating Co., Inc.
5.443% due 01/28/2018	903	800
9.500% due 10/31/2016	489	487
Calceus Acquisition, Inc.
5.750% due 02/01/2020	6,211	6,234
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	11,250	11,160
Calpine Corp.
4.000% due 04/01/2018	5,871	5,875
4.000% due 10/09/2019	3,325	3,323
Candy Intermediate Holdings, Inc.
7.500% - 8.500% due 06/18/2018	8,480	8,453
Capsugel Holdings U.S., Inc.
4.250% due 08/01/2018	2,429	2,453
Catalent Pharma Solutions, Inc.
3.695% due 09/15/2016	3,966	3,953
4.250% due 09/15/2017	3,950	3,940
6.500% due 12/29/2017	2,500	2,491
CCC Information Services, Inc.
4.000% due 12/20/2019	5,199	5,212
CCM Merger, Inc.
5.000% due 03/01/2017	5,264	5,264
CCO Holdings LLC
2.695% due 09/05/2014	2,500	2,504
Cequel Communications LLC
3.500% due 02/14/2019	4,987	4,965
Charter Communications, Inc.
3.000% due 04/10/2020	18,250	18,120
Chesapeake Energy Corp.
5.750% due 12/02/2017	3,000	3,040
Clear Channel Communications, Inc.
3.845% due 01/29/2016	25,600	23,475
CNO Financial Group, Inc.
3.000% due 09/28/2016	2,125	2,141
3.750% due 09/20/2018	9,689	9,810
Colfax Corp.
3.250% due 01/11/2019	9,490	9,502
Commercial Barge Line Co.
7.500% due 09/20/2019	3,990	3,870
CommScope, Inc.
3.750% due 01/14/2018	13,292	13,338
Community Health Systems, Inc.
2.695% - 4.750% due 10/25/2016	6,055	6,070
3.773% - 3.776% due 01/25/2017	535	536
Compass Investments, Inc.
5.250% due 12/27/2019	5,648	5,666
Consolidated Container Co. LLC
5.000% due 07/03/2019	8,930	8,980
Convatec, Inc.
5.000% due 12/22/2016	5,818	5,863
Covanta Energy Corp.
3.500% due 03/28/2019	1,481	1,499
Covis Pharma Holdings SARL
6.000% due 04/24/2019	7,880	7,887
CPG International, Inc.
5.750% due 09/18/2019	7,444	7,458
Crown Castle International Corp.
3.250% due 01/31/2019	6,539	6,532
CSC Holdings LLC
2.695% due 04/17/2020	21,500	21,312
Cunningham Lindsey U.S., Inc.
5.000% due 12/10/2019	11,154	11,196
David’s Bridal, Inc.
5.000% due 10/11/2019	9,925	9,965
DaVita, Inc.
4.000% due 11/01/2019	9,701	9,737
4.500% due 10/20/2016	2,470	2,487
Dealer Computer Services, Inc.
2.195% due 04/21/2016	2,959	2,970
Del Monte Foods Co.
4.000% due 03/08/2018	12,976	12,950
Dell, Inc.
5.000% - 6.250% due 11/06/2013	5,850	5,834

DJO Finance LLC
4.750% due 09/15/2017		5,925	5,938
Dole Food Co., Inc.
3.750% - 5.000% due 04/01/2020		13,616	13,585
Dunkin’ Brands, Inc.
3.750% due 02/14/2020		11,190	11,182
Dynegy Holdings, Inc.
4.000% due 04/23/2020		6,587	6,562
Eagle Spinco, Inc.
3.500% due 01/27/2017		4,717	4,776
Endo Health Solutions, Inc.
4.000% due 06/17/2018		1,161	1,162
Envision Healthcare Corp.
4.000% due 05/25/2018		9,838	9,834
EP Energy LLC
3.500% due 05/24/2018		7,450	7,419
4.500% due 04/30/2019		8,000	8,002
Federal Mogul Corp.
2.128% - 2.138% due 12/27/2014		6,468	6,190
FGI Operating Co. LLC
5.500% due 04/19/2019		7,867	7,897
First Data Corp.
4.193% due 03/24/2017		9,595	9,420
4.193% due 03/24/2018		4,000	3,907
4.193% due 09/24/2018		10,800	10,548
FMG America Finance, Inc.
5.250% due 10/18/2017		19,850	19,769
Foxco Acquisition Sub LLC
5.500% due 07/14/2017		14,646	14,817
Freescale Semiconductor, Inc.
4.250% due 12/01/2016		2,968	2,981
5.000% due 03/01/2020		12,843	12,759
Generac Power Systems, Inc.
3.500% due 05/29/2020		10,250	10,189
General Nutrition Centers, Inc.
3.750% due 03/02/2018		822	822
Genesys Telecom Holdings U.S., Inc.
4.000% due 02/08/2020		7,207	7,220
Getty Images, Inc.
4.750% due 10/18/2019		14,900	14,783
GFA Brands, Inc.
7.000% due 07/02/2018		3,822	3,860
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019		5,000	5,020
Gray Television, Inc.
4.750% due 10/14/2019		7,712	7,774
Grifols, Inc.
4.250% due 06/01/2017		2,981	3,000
Gymboree Corp.
5.000% due 02/23/2018		3,024	2,927
H.J. Heinz Co.
3.500% due 06/05/2020		40,000	40,047
HCA, Inc.
2.695% due 02/02/2016		1,500	1,497
2.945% due 05/01/2018		25,953	25,880
HD Supply, Inc.
4.500% due 10/12/2017		11,895	11,930
Health Management Associates, Inc.
2.780% due 11/18/2016		6,295	6,309
3.500% due 11/18/2018		7,434	7,434
Hertz Corp.
3.000% - 3.750% due 03/11/2018		8,013	8,035
Hologic, Inc.
4.500% due 08/01/2019		9,548	9,592
Hub International Ltd.
3.695% due 06/13/2017		2,444	2,449
IASIS Healthcare LLC
4.500% due 05/03/2018		7,846	7,852
IMG Worldwide, Inc.
5.500% due 06/16/2016		2,940	2,966
IMS Health, Inc.
3.750% due 09/01/2017		4,576	4,582
Ineos U.S. Finance LLC
2.195% due 05/04/2015		1,979	1,996
Infor U.S., Inc.
5.250% due 04/05/2018		2,021	2,036
Intelsat Jackson Holdings Ltd.
4.250% due 04/02/2018		20,010	20,078
ISS Holdings A/S
3.623% - 4.210% due 04/30/2015	EUR	976	1,279
J Crew Group, Inc.
4.000% due 03/07/2018		$6,842	6,820
JFB Firth Rixson, Inc.
4.250% due 06/14/2017		4,975	4,971
JMC Steel Group
4.750% due 04/01/2017		3,119	3,112

Kabel Deutschland GmbH
3.250% due 02/01/2019		4,000	3,998
Kabel Deutschland Holding
2.876% due 03/25/2020	EUR	5,600	7,283
KAR Auction Services, Inc.
3.750% due 05/19/2017		$3,710	3,726
Kasima LLC
3.250% due 05/17/2021		11,000	10,876
Kion Group GmbH
3.855% due 12/29/2015	EUR	110	143
Kronos, Inc.
4.500% due 10/30/2019		$13,930	14,026
9.750% due 04/30/2020		3,000	3,112
Las Vegas Sands LLC
2.700% due 11/23/2015		565	565
Leslie’s Poolmart, Inc.
5.250% due 10/16/2019		6,349	6,385
Light Tower Fiber LLC
4.500% due 04/11/2020		12,000	11,972
Live Nation Entertainment, Inc.
4.500% due 11/07/2016		2,909	2,931
LPL Holdings, Inc.
3.250% - 4.750% due 03/29/2019		3,123	3,119
Manitowoc Co., Inc.
3.000% due 05/13/2016		3,523	3,527
4.250% due 11/13/2017		179	180
McJunkin Red Man Corp.
6.000% due 11/09/2019		6,948	6,991
Mediacom Communications Corp.
3.250% due 05/29/2021		1,000	994
Mediacom Illinois LLC
4.500% due 10/23/2017		2,932	2,934
MGM Resorts International, Inc.
3.500% due 12/20/2019		12,950	12,864
Michael Foods Group, Inc.
4.250% due 02/25/2018		3,063	3,096
Michaels Stores, Inc.
3.750% due 01/28/2020		12,975	12,952
MultiPlan, Inc.
4.000% due 08/26/2017		5,565	5,590
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		17,150	17,117
NFR Energy LLC
8.750% - 9.750% due 12/31/2018		19,000	19,000
NGPL PipeCo LLC
6.750% due 09/15/2017		15,863	15,853
Nielsen Finance LLC
2.193% due 02/02/2017		2,860	2,876
Nielsen Holdings NV
3.000% due 02/21/2014		3,500	3,488
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019		13,867	13,590
Novelis, Inc.
3.750% due 03/10/2017		10,795	10,846
NRG Energy, Inc.
2.750% due 07/02/2018		16,775	16,643
Nuveen Investments, Inc.
4.195% due 05/13/2017		20,000	19,940
NXP BV
4.500% due 03/04/2017		496	504
4.750% due 01/11/2020		12,428	12,619
Oberthur Technologies S.A.
6.252% due 03/30/2019		3,960	3,940
Ocwen Financial Corp.
5.000% due 02/15/2018		15,411	15,531
OSI Restaurant Partners LLC
3.500% due 10/26/2019		15,000	14,967
Oxbow Carbon & Mineral Holdings LLC
3.695% due 05/08/2016		1,863	1,866
Pact Group Pty Ltd.
3.750% due 05/29/2020		10,250	10,212
Patriot Merger Corp.
5.250% due 06/19/2020		16,250	16,216
Penn National Gaming, Inc.
3.750% due 07/14/2018		14,200	14,291
Performance Food Group Co.
6.250% due 11/29/2019		4,200	4,179
Petco Animal Supplies, Inc.
4.000% due 11/24/2017		7,437	7,448
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018		3,442	3,454
Philadelphia Energy Solutions LLC
6.250% due 04/04/2018		7,481	7,472
Pinnacle Entertainment, Inc.
4.000% due 03/19/2019		1,975	1,981

Pinnacle Foods Finance LLC
3.250% due 04/29/2020		16,711	16,646
PQ Corp
4.500% due 08/07/2017		5,000	5,010
Progressive Waste Solutions Ltd.
3.500% due 10/24/2019		6,915	6,946
PVH Corp.
3.250% due 02/13/2020		19,900	19,917
Quintiles Transnational Corp.
4.500% due 06/08/2018		13,334	13,384
Realogy Corp.
4.453% due 10/10/2016		422	422
4.500% due 03/05/2020		12,769	12,841
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018		7,975	7,980
Rexnord LLC
3.750% due 04/01/2018		7,993	7,998
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018		14,838	14,897
Riverbed Technology, Inc.
4.000% due 12/18/2019		7,281	7,327
Rockwood Holdings, Inc.
3.750% due 02/10/2018		2,052	2,063
Roofing Supply Group LLC
5.000% due 05/31/2019		11,414	11,409
Rotac Sweden AB
1.876% due 03/30/2015	EUR	1,346	1,748
2.376% due 03/30/2016		577	753
RPI Finance Trust
3.500% due 05/09/2018		$13,020	13,052
4.000% due 11/09/2018		6,791	6,805
Ruby Western Pipeline Holdings LLC
3.500% due 03/27/2020		8,250	8,229
Sage Products Holdings LLC
9.250% due 06/13/2020		3,975	4,074
Sage Products, Inc.
4.250% due 12/13/2019		8,244	8,258
Salem Communications Corp.
4.500% due 03/16/2020		4,687	4,714
Samson Investment Co.
6.000% due 09/25/2018		12,210	12,210
Saxon Energy Services, Inc.
5.500% due 01/22/2019		3,990	3,964
SBA Senior Finance LLC
3.750% due 06/30/2018		1,080	1,083
3.750% due 09/20/2019		1,833	1,837
Schaeffler AG
4.250% due 01/27/2017		9,500	9,524
Scientific Games International, Inc.
3.450% due 06/30/2015		4,958	4,946
4.250% due 05/22/2020		4,400	4,354
Sealed Air Corp.
4.000% due 10/03/2018		5,600	5,654
SeaWorld Parks & Entertainment, Inc.
3.000% due 05/14/2020		11,539	11,483
Seminole Tribe of Florida
3.000% - 4.500% due 04/29/2020		2,750	2,748
Sensata Technologies BV
3.750% due 05/12/2018		1,375	1,390
Sensus USA, Inc.
4.750% - 5.750% due 05/09/2017		2,842	2,840
Sequa Corp.
5.250% due 06/19/2017		8,955	9,014
Serta Simmons Holdings LLC
5.000% - 6.000% due 10/01/2019		10,987	11,029
ServiceMaster Co.
4.250% due 01/31/2017		19,900	19,736
Six3 Systems, Inc.
7.000% due 10/04/2019		5,970	6,007
Smart & Final Stores LLC
4.500% due 11/15/2019		7,940	8,018
Spectrum Brands, Inc.
4.500% - 5.500% due 12/17/2019		16,715	16,792
Spin Holdco, Inc.
4.250% due 11/14/2019		10,000	9,983
Spirit Aerosystems, Inc.
3.750% due 04/18/2019		5,925	5,979
Springleaf Financial Funding Co.
5.500% due 05/10/2017		9,604	9,629
Sprouts Farmers Markets Holdings LLC
4.500% due 04/23/2020		7,000	7,009
Starwood Property Trust, Inc.
3.500% due 04/17/2020		3,491	3,490
Station Casinos, Inc.
5.000% due 03/01/2020		17,456	17,491

Sun Products Corp.
5.500% due 03/23/2020		15,162	15,023
SunGard Data Systems, Inc.
1.942% due 02/28/2014		1,831	1,829
4.000% due 03/08/2020		13,416	13,472
4.500% due 01/31/2020		8,955	8,994
Syniverse Holdings, Inc.
4.000% - 5.000% due 04/23/2019		21,920	21,951
TallGrass Operations LLC
5.250% due 11/13/2018		4,289	4,330
Taminco NV
4.250% due 02/15/2019		7,935	7,970
Telesat LLC
3.500% - 5.500% due 03/28/2019		4,950	4,958
Tempur-Pedic International, Inc.
3.500% due 03/18/2020		8,861	8,808
Time Warner Telecom Holdings, Inc.
2.700% due 04/17/2020		5,500	5,507
Tomkins LLC
3.750% due 09/29/2016		14,572	14,668
Toys “R” Us, Inc.
5.250% due 05/25/2018		871	838
Trans Union, LLC
4.250% due 02/08/2019		4,726	4,755
Transdigm, Inc.
3.500% due 02/14/2017		17,860	17,988
3.750% due 02/28/2020		2,000	1,982
Tribune Co.
4.000% due 12/31/2019		18,905	19,078
Tronox Pigments BV
4.500% due 03/19/2020		13,950	14,040
Truven Health Analytics, Inc.
4.500% due 06/06/2019		6,883	6,866
United Biscuits Ltd.
2.742% - 2.743% due 12/15/2014	GBP	2,000	3,032
United Surgical Partners International, Inc.
4.250% due 04/19/2017		$5,911	5,905
4.750% due 04/03/2019		7,201	7,221
Univar, Inc.
5.000% due 06/30/2017		15,711	15,404
Universal Health Services, Inc.
2.443% due 11/15/2016		1,749	1,762
Univision Communications, Inc.
4.000% - 4.500% due 03/01/2020		30,424	30,191
UPC Financing Partnership
3.250% due 06/30/2021		13,900	13,852
3.864% due 03/31/2021	EUR	1,000	1,296
US Airways Group, Inc.
3.500% due 11/23/2016		$12,750	12,762
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019		12,422	12,343
3.500% due 12/11/2019		4,955	4,926
4.500% due 06/24/2020		26,700	26,688
Vanguard Health Holding Co. LLC
3.750% due 01/29/2016		3,725	3,745
VeriFone Holdings, Inc.
4.250% due 12/28/2018		638	639
Vertafore, Inc.
4.250% due 10/03/2019		4,356	4,368
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		21,000	20,836
Vodafone Americas Finance, Inc.
6.250% due 07/11/2016		3,016	3,069
VWR Funding, Inc.
4.195% due 04/03/2017		4,104	4,094
Walter Energy, Inc.
5.750% due 04/01/2018		9,355	9,217
Walter Investment Management Corp.
5.750% due 11/28/2017		17,531	17,649
Warner Chilcott Co. LLC
3.194% - 3.195% due 08/20/2017		3,392	3,397
4.250% due 03/15/2018		13,304	13,336
Waste Industries USA, Inc.
4.000% due 03/17/2017		5,572	5,575
WaveDivision Holdings LLC
4.000% due 10/15/2019		5,473	5,463
Weather Channel
3.500% due 02/13/2017		11,828	11,869
Weight Watchers International, Inc.
3.750% due 04/02/2020		10,500	10,457
Wendy’s International, Inc.
3.250% due 05/15/2019		2,556	2,553
West Corp.
3.750% due 06/30/2018		13,820	13,844
Wilsonart LLC
4.000% due 10/31/2019		18,909	18,773

Windstream Corp.
3.500% due 01/23/2020		10,398	10,426
WMG Acquisition Corp.
3.750% due 07/01/2020		17,500	17,399
WNA Holdings, Inc.
4.500% due 05/21/2020		5,184	5,178
4.500% due 06/07/2020	CAD	2,816	2,691
Worldpay Ltd.
4.750% due 11/30/2019		$6,000	6,043
WP Prism, Inc.
6.250% due 05/31/2018		750	751
Yankee Candle Co., Inc.
5.250% due 04/02/2019		828	830
Zuffa LLC
4.500% due 02/25/2020		13,935	13,865

Total Bank Loan Obligations (Cost $2,251,179)			2,259,664

CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 0.4%
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/2023		2,000	2,119
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	952
CNH Capital LLC
3.625% due 04/15/2018		600	573
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,530
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,014
General Motors Financial Co., Inc.
3.250% due 05/15/2018		600	585
Hub International Ltd.
8.125% due 10/15/2018		500	523
International Lease Finance Corp.
5.750% due 05/15/2016		625	645
Jefferies Finance LLC
7.375% due 04/01/2020		1,000	975
Nationstar Mortgage LLC
6.500% due 07/01/2021		2,000	1,930
7.875% due 10/01/2020		300	320
Realogy Group LLC
3.375% due 05/01/2016		1,250	1,228

			12,394

INDUSTRIALS 3.6%
ACCO Brands Corp.
6.750% due 04/30/2020		375	379
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,500	3,622
Anixter, Inc.
5.625% due 05/01/2019		125	130
Arch Coal, Inc.
9.875% due 06/15/2019		500	478
Avis Budget Car Rental LLC
4.875% due 11/15/2017		1,500	1,515
Biomet, Inc.
6.500% due 08/01/2020		1,000	1,036
6.500% due 10/01/2020		875	877
Carlson Wagonlit BV
6.875% due 06/15/2019		400	406
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		250	252
CCO Holdings LLC
5.125% due 02/15/2023		2,500	2,356
5.250% due 09/30/2022		2,500	2,387
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,068
Community Health Systems, Inc.
5.125% due 08/15/2018		500	509
Constellation Brands, Inc.
6.000% due 05/01/2022		500	539
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,646
Cooper-Standard Holding, Inc.
7.375% due 04/01/2018		325	324
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	1,927
CSC Holdings LLC
6.750% due 11/15/2021		350	379
DISH DBS Corp.
5.875% due 07/15/2022		2,500	2,550

DJO Finance LLC
9.875% due 04/15/2018		200	211
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		2,000	2,015
Flextronics International Ltd.
4.625% due 02/15/2020		1,000	975
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	250	244
Griffey Intermediate, Inc.
7.000% due 10/15/2020		$250	243
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		3,000	2,876
HCA, Inc.
6.500% due 02/15/2020		750	813
HD Supply, Inc.
7.500% due 07/15/2020		1,500	1,522
11.000% due 04/15/2020		500	585
Hertz Corp.
4.250% due 04/01/2018		650	637
Hiland Partners LP
7.250% due 10/01/2020		500	518
Host Hotels & Resorts LP
4.750% due 03/01/2023		100	100
Huntsman International LLC
4.875% due 11/15/2020		750	744
IMS Health, Inc.
6.000% due 11/01/2020		300	306
Ineos Finance PLC
7.500% due 05/01/2020		500	534
Infor U.S., Inc.
9.375% due 04/01/2019		125	136
Inmet Mining Corp.
7.500% due 06/01/2021		250	241
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		375	380
KION Finance S.A.
6.750% due 02/15/2020	EUR	950	1,337
Lamar Media Corp.
5.000% due 05/01/2023		$1,000	965
5.875% due 02/01/2022		200	207
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	258
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	528
Lender Processing Services, Inc.
5.750% due 04/15/2023		1,000	1,067
Libbey Glass, Inc.
6.875% due 05/15/2020		900	946
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		200	211
Lynx Corp.
5.375% due 04/15/2021		1,500	1,515
6.000% due 04/15/2021	GBP	3,000	4,547
LyondellBasell Industries NV
5.000% due 04/15/2019		$2,000	2,178
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		250	247
MasTec, Inc.
4.875% due 03/15/2023		1,000	952
McClatchy Co.
9.000% due 12/15/2022		500	528
MGM Resorts International
6.750% due 10/01/2020		3,500	3,631
Nara Cable Funding Ltd.
8.875% due 12/01/2018		1,500	1,567
NCR Corp.
5.000% due 07/15/2022		350	340
New Gold, Inc.
6.250% due 11/15/2022		1,250	1,203
Oil States International, Inc.
5.125% due 01/15/2023		750	787
Ontex S.A.
7.500% due 04/15/2018	EUR	100	135
Petco Holdings, Inc.
8.500% due 10/15/2017 (a)		$700	718
Post Holdings, Inc.
7.375% due 02/15/2022		125	134
Rain CII Carbon LLC
8.250% due 01/15/2021		300	302
Regency Energy Partners LP
4.500% due 11/01/2023		850	771
5.500% due 04/15/2023		600	594
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		4,000	4,040
7.875% due 08/15/2019		725	794

Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,522
Ryland Group, Inc.
5.375% due 10/01/2022		200	194
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	972
Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,020
6.875% due 11/15/2019		250	269
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	1,000	1,282
7.750% due 02/15/2017		$2,000	2,220
8.500% due 02/15/2019		225	252
Sealed Air Corp.
6.500% due 12/01/2020		400	424
8.125% due 09/15/2019		525	588
Service Corp. International
4.500% due 11/15/2020		1,500	1,444
Sirius XM Radio, Inc.
5.250% due 08/15/2022		2,000	1,950
Sky Growth Acquisition Corp.
7.375% due 10/15/2020		200	206
Smithfield Foods, Inc.
6.625% due 08/15/2022		250	269
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		200	210
6.625% due 11/15/2022		200	210
Steel Dynamics, Inc.
6.125% due 08/15/2019		100	106
6.375% due 08/15/2022		100	106
Sun Products Corp.
7.750% due 03/15/2021		500	499
SunGard Data Systems, Inc.
6.625% due 11/01/2019		500	505
Telesat Canada
6.000% due 05/15/2017		2,000	2,047
Tesoro Logistics LP
5.875% due 10/01/2020		250	248
Townsquare Radio LLC
9.000% due 04/01/2019		500	535
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)		400	426
Truven Health Analytics, Inc.
10.625% due 06/01/2020		1,000	1,105
Univision Communications, Inc.
6.750% due 09/15/2022		6,000	6,330
Viasystems, Inc.
7.875% due 05/01/2019		2,000	2,120
Videotron Ltd
5.000% due 07/15/2022		2,000	1,960
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,080
Walter Energy, Inc.
8.500% due 04/15/2021		850	684
Western Refining, Inc.
6.250% due 04/01/2021		1,000	980

			100,725

UTILITIES 0.3%
Athlon Holdings LP
7.375% due 04/15/2021		800	792
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		150	153
Inergy Midstream LP
6.000% due 12/15/2020		1,000	970
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		500	504
MetroPCS Wireless, Inc.
6.250% due 04/01/2021		3,250	3,319
Penn Virginia Corp.
8.500% due 05/01/2020		300	292
Sprint Nextel Corp.
6.000% due 11/15/2022		2,000	1,970

tw telecom Holdings, Inc.
5.375% due 10/01/2022	250	249
		8,249

Total Corporate Bonds & Notes (Cost $120,106)		121,368

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Large Loan Trust
2.493% due 11/15/2015	2,234	2,241

Total Mortgage-Backed Securities (Cost $2,204)		2,241

SHORT-TERM INSTRUMENTS 21.1%
REPURCHASE AGREEMENTS (c) 0.3%		8,124

SHORT-TERM NOTES 0.0%
Federal Home Loan Bank
0.183% due 05/01/2014	200	200

U.S. TREASURY BILLS 0.0%
0.105% due 05/01/2014 (e)	100	100

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 20.8%
PIMCO Short-Term Floating NAV Portfolio	39,715,877	397,397
PIMCO Short-Term Floating NAV Portfolio III	18,466,899	184,503

		581,900

Total Short-Term Instruments (Cost $590,490)		590,324

Total Investments 106.1% (Cost $2,963,979)		$2,973,597
Other Assets and Liabilities (Net) (6.1%)		(171,230)

Net Assets 100.0%		$2,802,367

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind bond security.

(b)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,300	U.S. Treasury Bonds 2.750% due 08/15/2042	$(2,397)	$2,300	$2,300
SSB	0.010%	06/28/2013	07/01/2013	5,824	Fannie Mae 2.200% due 10/17/2022	(5,941)	5,824	5,824

						$(8,338)	$8,124	$8,124

(1)	Includes accrued interest.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)
CDX.HY-20 5-Year Index	5.000%	06/20/2018	$38,500	$1,106	$(1,211)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Cash of $2,149 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	15,064		$19,504	JPM	$0	$(104)	$(104)
07/2013		$19,696	EUR	15,064	CBK	0	(88)	(88)
08/2013	EUR	15,064		$19,699	CBK	88	0	88
09/2013	GBP	4,978		7,734	BPS	166	0	166

						$254	$(192)	$62

(e)	Securities with an aggregate market value of $100 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$2,142,880	$116,784	$2,259,664
Corporate Bonds & Notes
Banking & Finance	0	12,394	0	12,394
Industrials	0	100,725	0	100,725
Utilities	0	8,249	0	8,249
Mortgage-Backed Securities	0	2,241	0	2,241
Short-Term Instruments
Repurchase Agreements	0	8,124	0	8,124
Short-Term Notes	0	200	0	200
U.S. Treasury Bills	0	100	0	100
Central Funds Used for Cash Management Purposes	581,900	0	0	581,900
	$581,900	$2,274,913	$116,784	$2,973,597

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$254	$0	$254

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,211)	0	(1,211)
Foreign Exchange Contracts	0	(192)	0	(192)

	$0	$(1,403)	$0	$(1,403)

Totals	$581,900	$2,273,764	$116,784	$2,972,448

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$162,628	$53,329	$(45,658)	$46	$62	$(2,398)	$28,657	$(79,882)	$116,784	$(236)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$116,784	Third Party Vendor	Broker Quote	97.00 - 103.00

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 51.7%
BANKING & FINANCE 30.1%
American Express Co.
7.250% due 05/20/2014	$700	$740
American Express Credit Corp.
5.125% due 08/25/2014	85	89
7.300% due 08/20/2013	150	151
American Honda Finance Corp.
0.648% due 05/26/2016	800	799
1.850% due 09/19/2014	200	203
American International Group, Inc.
3.650% due 01/15/2014	1,000	1,015
3.750% due 11/30/2013	100	101
Bank Nederlandse Gemeenten
0.555% due 02/08/2016	500	502
1.000% due 11/17/2014	300	302
4.350% due 12/02/2013	100	101
Bank of America Corp.
4.750% due 08/15/2013	700	703
7.375% due 05/15/2014	1,850	1,947
Bank of Nova Scotia
1.250% due 11/07/2014	325	328
1.850% due 01/12/2015	600	609
Bear Stearns Cos. LLC
5.700% due 11/15/2014	925	986
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014	1,800	1,826
CDP Financial, Inc.
3.000% due 11/25/2014	600	619
Citigroup, Inc.
0.553% due 11/05/2014	1,000	993
6.375% due 08/12/2014	1,000	1,056
6.500% due 08/19/2013	275	277
CME Group, Inc.
5.750% due 02/15/2014	100	103
Dexia Credit Local S.A.
2.750% due 04/29/2014	1,000	1,018
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	950	988
Ford Motor Credit Co. LLC
1.373% due 08/28/2014	300	300
8.000% due 06/01/2014	250	265
General Electric Capital Corp.
2.150% due 01/09/2015	1,700	1,734
3.750% due 11/14/2014	250	260
Goldman Sachs Group, Inc.
0.777% due 01/12/2015	1,200	1,198
0.876% due 09/29/2014	385	385
5.500% due 11/15/2014	556	588
HSBC Finance Corp.
0.527% due 01/15/2014	1,150	1,149
5.250% due 01/15/2014	950	972
HSBC USA, Inc.
2.375% due 02/13/2015	100	102
International Lease Finance Corp.
6.625% due 11/15/2013	200	203
JPMorgan Chase & Co.
1.075% due 01/24/2014	200	201
3.700% due 01/20/2015	900	935
Korea Development Bank
8.000% due 01/23/2014	650	675
MassMutual Global Funding
2.875% due 04/21/2014	200	204
Monumental Global Funding
0.477% due 01/15/2014	418	418
Morgan Stanley
0.579% due 01/09/2014	100	100
4.200% due 11/20/2014	1,700	1,759
6.000% due 05/13/2014	225	234
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
1.275% due 03/02/2015	275	279
Nederlandse Waterschapsbank NV
0.554% due 05/23/2015	200	200
2.000% due 09/09/2015	75	77
Nordea Bank AB
3.700% due 11/13/2014	300	311
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015	700	702

Oesterreichische Kontrollbank AG
0.403% due 02/26/2016	500	500
Rabobank Group
0.753% due 03/18/2016	400	401
4.200% due 05/13/2014	500	516
Royal Bank of Canada
1.200% due 09/19/2018	1,000	976
Standard Chartered PLC
1.225% due 05/12/2014	325	327
5.500% due 11/18/2014	150	158
Sun Life Financial Global Funding LP
0.530% due 10/06/2013	1,000	998
Svensk Exportkredit AB
0.625% due 05/31/2016	200	198
0.650% due 11/09/2017	800	807
1.125% due 04/05/2018	500	486
Svenska Handelsbanken AB
0.722% due 03/21/2016	500	500
Toyota Motor Credit Corp.
0.424% due 03/10/2015	300	300
0.875% due 07/17/2015	500	502
Union Bank N.A.
2.125% due 12/16/2013	250	252

		35,628

INDUSTRIALS 16.8%
Altria Group, Inc.
4.125% due 09/11/2015	685	730
7.750% due 02/06/2014	245	255
America Movil S.A.B. de C.V.
5.500% due 03/01/2014	200	206
Amgen, Inc.
2.500% due 11/15/2016	230	238
Anglo American Capital PLC
9.375% due 04/08/2014	400	424
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014	900	956
BAT International Finance PLC
1.400% due 06/05/2015	500	504
BG Energy Capital PLC
2.500% due 12/09/2015	240	248
Boeing Co.
5.000% due 03/15/2014	100	103
Burlington Northern Santa Fe LLC
4.300% due 07/01/2013	85	85
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	300	303
Campbell Soup Co.
0.574% due 08/01/2014	90	90
Canadian National Railway Co.
4.950% due 01/15/2014	200	205
CRH America, Inc.
5.300% due 10/15/2013	270	273
Daimler Finance North America LLC
1.472% due 09/13/2013	495	496
Dell, Inc.
0.874% due 04/01/2014	25	25
1.400% due 09/10/2013	1,000	1,000
Devon Energy Corp.
5.625% due 01/15/2014	900	923
Genentech, Inc.
4.750% due 07/15/2015	190	205
GlaxoSmithKline Capital, Inc.
0.700% due 03/18/2016	250	248
HP Enterprise Services LLC
6.000% due 08/01/2013	500	502
ICI Wilmington, Inc.
5.625% due 12/01/2013	459	467
International Business Machines Corp.
1.950% due 07/22/2016	500	513
Linde Finance BV
3.625% due 11/13/2014	500	520
Mondelez International, Inc.
5.250% due 10/01/2013	700	708
NBCUniversal Media LLC
3.650% due 04/30/2015	900	946
Novartis Capital Corp.
4.125% due 02/10/2014	900	920
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	1,000	1,015
PepsiCo, Inc.
0.700% due 02/26/2016	200	199
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	900	933

Rogers Communications, Inc.
5.500% due 03/15/2014	785	811
SABMiller PLC
5.500% due 08/15/2013	85	85
Statoil ASA
3.875% due 04/15/2014	175	180
Teva Pharmaceutical Finance BV
0.772% due 03/21/2014	950	952
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	950	957
Time Warner Cable, Inc.
6.200% due 07/01/2013	185	185
Union Pacific Corp.
4.875% due 01/15/2015	200	212
5.375% due 05/01/2014	25	26
UnitedHealth Group, Inc.
0.398% due 08/28/2014	200	200
Volkswagen International Finance NV
0.884% due 04/01/2014	400	401
1.074% due 02/17/2014	600	602
Walgreen Co.
0.772% due 03/13/2014	980	981
Yale University
2.900% due 10/15/2014	13	13

		19,845

UTILITIES 4.8%
Dominion Resources, Inc.
1.800% due 03/15/2014	1,033	1,040
Duke Energy Carolinas LLC
5.750% due 11/15/2013	100	102
Duke Energy Progress, Inc.
5.250% due 12/15/2015	800	888
Electricite de France S.A.
5.500% due 01/26/2014	961	986
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	8	8
Great Plains Energy, Inc.
2.750% due 08/15/2013	85	85
Pennsylvania Electric Co.
5.125% due 04/01/2014	600	619
Plains All American Pipeline LP
5.625% due 12/15/2013	900	921
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	250	264
Vodafone Group PLC
4.150% due 06/10/2014	750	773

		5,686

Total Corporate Bonds & Notes (Cost $61,293)		61,159

MUNICIPAL BONDS & NOTES 3.7%
ARIZONA 0.6%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
0.600% due 07/01/2015	100	100
Arizona School Facilities Board Revenue Notes, Series 2013
0.812% due 07/01/2016	600	596

		696

CALIFORNIA 0.6%
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	200	207
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2010
2.605% due 03/15/2014	200	203
University of California Revenue Bonds, Series 2011
0.774% due 07/01/2041	150	150
University of California Revenue Notes, Series 2013
0.659% due 05/15/2016	200	199

		759

FLORIDA 0.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2014	100	104

Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	100	105

		209

MARYLAND 0.2%
Northeast Maryland Waste Disposal Authority Revenue Notes, Series 2013
4.000% due 04/01/2016	200	216

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.400% due 01/01/2017	100	100

MICHIGAN 0.6%
Muskegon County, Michigan General Obligation Notes, Series 2013
0.500% due 06/01/2014	200	200
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2020	40	41
Oakland County, Michigan Certificates of Participation Notes, Series 2007
6.000% due 04/01/2016	500	520

		761

MINNESOTA 0.8%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	800	812
3.093% due 03/01/2015	100	104

		916

NEBRASKA 0.1%
Nebraska Public Power District Revenue Notes, (AGC Insured), Series 2008
5.140% due 01/01/2014	100	102

NEW JERSEY 0.2%
Orange Township, New Jersey General Obligation Notes, (AGM Insured), Series 2008
4.000% due 12/01/2014	250	262

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.188% due 06/01/2015	200	199

VIRGINIA 0.1%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Notes, Series 2013
0.660% due 03/01/2015	150	150

Total Municipal Bonds & Notes (Cost $4,378)		4,370

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
0.500% due 04/29/2016 (b)	1,000	992
0.743% due 06/25/2027 - 09/25/2041	211	212
0.873% due 02/25/2041	171	174
Federal Farm Credit Bank
0.270% due 11/05/2014	3,600	3,599
Freddie Mac
0.693% due 08/15/2041	87	89
0.773% due 07/15/2037	399	403
0.793% due 11/15/2037	520	528
1.143% due 01/15/2032	981	994
1.193% due 01/15/2039	403	409
Ginnie Mae
0.768% due 04/20/2062	140	141

Total U.S. Government Agencies (Cost $7,535)		7,541

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Notes
0.250% due 01/31/2015	200	200
0.250% due 03/31/2015	1,700	1,698
0.375% due 06/15/2016 (b)	19,400	19,316

Total U.S. Treasury Obligations (Cost $21,253)		21,214

MORTGAGE-BACKED SECURITIES 4.9%
Bear Stearns Commercial Mortgage Securities Trust
4.804% due 09/11/2042	203	206
4.825% due 11/11/2041	600	626
5.468% due 06/11/2041	412	424
Credit Suisse First Boston Mortgage Securities Corp.
4.691% due 10/15/2039	348	358

GS Mortgage Securities Trust
1.103% due 03/06/2020	50	51
1.144% due 05/10/2045	121	122
2.006% due 03/06/2020	100	100
4.761% due 07/10/2039	1,000	1,059
JPMorgan Chase Commercial Mortgage Securities Corp.
4.824% due 10/15/2042	316	324
JPMorgan Chase Commercial Mortgage Securities Trust
2.093% due 11/15/2028	502	503
5.884% due 02/12/2049	666	720
LB-UBS Commercial Mortgage Trust
5.150% due 04/15/2030	500	530
Morgan Stanley Capital Trust
4.989% due 08/13/2042	200	213
Wachovia Bank Commercial Mortgage Trust
5.760% due 02/15/2041	512	524

Total Mortgage-Backed Securities (Cost $5,806)		5,760

ASSET-BACKED SECURITIES 7.7%
Ally Auto Receivables Trust
0.460% due 10/15/2015	1,200	1,199
0.740% due 04/15/2016	200	200
Chase Issuance Trust
0.590% due 08/15/2017	500	498
Citibank Omni Master Trust
2.943% due 08/15/2018	1,730	1,777
4.900% due 11/15/2018	2,000	2,114
College Loan Corp. Trust
0.376% due 07/25/2024	565	560
Ford Credit Auto Owner Trust
0.380% due 11/15/2015	200	200
SLM Student Loan Trust
0.353% due 02/27/2017	118	118
0.643% due 09/25/2026	592	583
0.676% due 04/25/2023	1,000	997
3.500% due 08/17/2043	411	388
Toyota Auto Receivables Owner Trust
0.370% due 09/15/2015	500	499

Total Asset-Backed Securities (Cost $9,178)		9,133

SOVEREIGN ISSUES 3.8%
Development Bank of Japan, Inc.
0.478% due 04/17/2015	1,600	1,598
0.603% due 02/25/2015	600	603
Kommunalbanken A/S
0.296% due 01/26/2015	250	250
0.454% due 02/20/2018	200	200
0.656% due 03/27/2017	100	101
1.750% due 10/05/2015	700	716
2.375% due 01/19/2016	100	104
Municipality Finance PLC
2.375% due 05/16/2016	250	260
Province of Ontario
0.423% due 04/01/2015	90	90
Republic of Korea
5.750% due 04/16/2014	100	104
State of North Rhine-Westphalia
0.576% due 04/28/2017	500	501

Total Sovereign Issues (Cost $4,532)		4,527

SHORT-TERM INSTRUMENTS 20.3%
CERTIFICATES OF DEPOSIT 2.4%
Banco Bradesco S.A.
0.000% due 07/29/2013	600	599
Dexia Credit Local S.A.
1.400% due 09/20/2013	1,100	1,102
1.600% due 09/16/2013	625	626
Sumitomo Mitsui Banking Corp.
0.672% due 03/13/2015	500	500

		2,827

COMMERCIAL PAPER 1.8%
City of Dallas, Texas
0.300% due 07/09/2013	1,000	1,000
Entergy Corp.
0.845% due 11/07/2013	600	599
0.940% due 11/07/2013	400	399

Ford Motor Credit Co. LLC
0.750% due 08/01/2013	100	100

		2,098

REPURCHASE AGREEMENTS (b) 0.6%		735

SHORT-TERM NOTES 0.2%
Korea Development Bank
0.723% due 11/26/2013	300	300

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 15.3%
PIMCO Short-Term Floating NAV Portfolio	31	0
PIMCO Short-Term Floating NAV Portfolio III	1,809,936	18,083

		18,083

Total Short-Term Instruments (Cost $24,046)		24,043

Total Investments 116.4% (Cost $138,021)		$137,747
Other Assets and Liabilities (Net) (16.4%)		(19,389)

Net Assets 100.0%		$118,358

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%		07/01/2013	$735	Fannie Mae 2.200% due 10/17/2022	$(753)	$735	$735

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
JPS	0.070%	06/28/2013	07/01/2013	$15,423	$(15,423)
RBS	0.150%	06/18/2013	07/02/2013	1,001	(1,001)

					$(16,424)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $5,743 at a weighted average interest rate of 0.063%.

Securities with an aggregate market value of $16,425 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$35,628	$0	$35,628
Industrials	0	19,845	0	19,845
Utilities	0	5,686	0	5,686
Municipal Bonds & Notes
Arizona	0	696	0	696
California	0	759	0	759
Florida	0	209	0	209
Maryland	0	216	0	216
Massachusetts	0	100	0	100
Michigan	0	761	0	761
Minnesota	0	916	0	916
Nebraska	0	102	0	102
New Jersey	0	262	0	262
South Dakota	0	199	0	199
Virginia	0	150	0	150
U.S. Government Agencies	0	7,541	0	7,541
U.S. Treasury Obligations	0	21,214	0	21,214
Mortgage-Backed Securities	0	5,760	0	5,760
Asset-Backed Securities	0	9,133	0	9,133
Sovereign Issues	0	2,929	1,598	4,527
Short-Term Instruments
Certificates of Deposit	0	2,827	0	2,827
Commercial Paper	0	2,098	0	2,098
Repurchase Agreements	0	735	0	735
Short-Term Notes	0	0	300	300
Central Funds Used for Cash Management Purposes	18,083	0	0	18,083

	$18,083	$117,766	$1,898	$137,747

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Sovereign Issues	$0	$1,599	$0	$0	$0	$(1)	$0	$0	$1,598	$(1)
Short-Term Instruments
Certificates of Deposit	500	0	0	0	0	0	0	(500)	0	0
Short-Term Notes	0	300	0	0	0	0	0	0	300	0

Totals	$500	$1,899	$0	$0	$0	$(1)	$0	$(500)	$1,898	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Sovereign Issues	$1,598	Benchmark Pricing	Base Price	100.01
Short-Term Instruments
Short-Term Notes	300	Benchmark Pricing	Base Price	99.87

Total	$1,898

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 82.9%
ARIZONA 0.6%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	$1,105	$1,181
Phoenix, Arizona General Obligation Notes, Series 2012
4.000% due 07/01/2017	1,000	1,107

		2,288

CALIFORNIA 16.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.760% due 04/01/2047	5,000	4,874
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.990% due 04/01/2045	2,500	2,514
California Educational Facilities Authority Revenue Notes, Series 2010
0.860% due 10/01/2015	865	868
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	783
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,095	1,167
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.340% due 10/01/2047	3,200	3,194
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,240
California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,026
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	506
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	6,000	6,000
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.500% due 03/01/2034	5,000	5,007
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	2,280	2,673
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	4,500	4,926
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,224
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,578
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	482
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,503
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,002
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,017
3.000% due 09/01/2015	1,115	1,136
South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.890% due 11/01/2014	3,500	3,513
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,114
University of California Revenue Notes, Series 2013
5.000% due 05/15/2017	2,000	2,290
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,770

		60,407

COLORADO 0.6%
Colorado Educational & Cultural Facilities Authority Revenue Notes, Series 2010
5.000% due 09/01/2013	2,145	2,160

CONNECTICUT 1.5%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	4,000	4,006
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	637
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	524

		5,167

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	255

FLORIDA 3.4%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,467
Florida Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	177
3.000% due 10/01/2013	175	176
3.000% due 10/01/2014	125	129
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,000
JEA Electric System, Florida Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,517
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,045
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,012
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,789

		12,312

GEORGIA 3.7%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,522
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	4,000	4,044
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.750% due 12/01/2049	3,000	3,026
DeKalb County Hospital Authority, Georgia Revenue Notes, Series 2010
3.500% due 09/01/2013	35	35
4.000% due 09/01/2014	40	41
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	1,979
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	225	228
Private Colleges & Universities Authority, Georgia Revenue Notes, Series 2011
5.000% due 09/01/2016	2,040	2,293

		13,168

HAWAII 0.1%
Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	494

ILLINOIS 3.3%
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	320
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,035
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,143
5.000% due 11/01/2018	1,160	1,345
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	507
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,115
Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	4,400	4,598
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	511
Kane County, Illinois Community Unit School District No. 34 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	993
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	112

		11,679

INDIANA 0.3%
Indiana Finance Authority Revenue Notes, Series 2010
3.000% due 10/01/2013	640	643
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	432

		1,075

KANSAS 0.2%
Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	504

KENTUCKY 0.8%
Kentucky Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2013	500	500

Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,075
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,244

		2,819

LOUISIANA 0.2%
Louisiana Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	844

MAINE 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	1,395	1,395

MARYLAND 0.9%
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	490	531
5.000% due 07/01/2017	450	511
Maryland State General Obligation Notes, Series 2013
4.500% due 08/01/2017	2,000	2,269

		3,311

MASSACHUSETTS 1.4%
Commonwealth of Massachusetts General Obligation Notes, Series 2007
5.000% due 11/01/2015	1,980	2,176
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.420% due 02/01/2017	1,000	996
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	256
Massachusetts Development Finance Agency Revenue Notes, Series 2012
2.000% due 10/01/2014	1,425	1,439

		4,867

MICHIGAN 3.4%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	5,000	5,741
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,009
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	495	449
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	574
Royal Oak Hospital Finance Authority, Michigan Revenue Notes, Series 2009
4.000% due 08/01/2013	500	501

		12,274

MINNESOTA 0.9%
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2013	750	753
4.000% due 03/01/2014	210	214
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,392

		3,359

MISSOURI 0.3%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,085

NEVADA 0.4%
Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	1,400	1,514

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,093

NEW JERSEY 1.6%
New Jersey Building Authority Revenue Notes, Series 2011
5.000% due 06/15/2016	1,500	1,662
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	500	516
New Jersey Economic Development Authority Revenue Notes, Series 2012
5.000% due 06/15/2014	750	778
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2017	525	591
5.000% due 01/01/2018	400	457

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,570

		5,574

NEW MEXICO 0.6%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2015	2,000	2,174

NEW YORK 10.7%
Build NYC Resource Corp., New York Revenue Notes, Series 2012
4.000% due 08/01/2014	940	972
4.000% due 08/01/2015	700	740
5.000% due 08/01/2016	800	882
5.000% due 08/01/2017	650	726
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2013	1,205	1,226
5.000% due 11/15/2015	140	153
New York City, New York General Obligation Notes, Series 2009
5.000% due 08/01/2015	7,680	8,380
New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,006
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,032
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,410
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.230% due 12/01/2049	5,000	5,000
New York State Dormitory Authority Revenue Notes, Series 2010
3.500% due 10/01/2013	150	151
3.750% due 10/01/2014	295	305
5.000% due 07/01/2013	1,100	1,100
New York State Dormitory Authority Revenue Notes, Series 2012
3.000% due 05/15/2014	1,000	1,024
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,531
New York State Thruway Authority Revenue Bonds, Series 2007
5.000% due 04/01/2017	100	114
New York State Thruway Authority Revenue Notes, Series 2012
4.000% due 04/01/2015	2,000	2,119
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,022
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	549

		38,442

NORTH CAROLINA 0.5%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	310
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,457

		1,767

OHIO 3.1%
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2013	1,000	1,008
American Municipal Power Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,122
Bowling Green State University, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2014	500	512
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,070
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	641
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,074
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,118
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,246
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,152

		10,943

OREGON 1.5%
Tri-County Metropolitan Transportation District, Oregon Revenue Notes, Series 2013
4.000% due 11/01/2017	5,000	5,403

PENNSYLVANIA 5.0%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,040

Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,643
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,034
Centre County, Pennsylvania Hospital Authority Revenue Notes, Series 2011
3.000% due 11/15/2013	135	136
Commonwealth of Pennsylvania General Obligation Notes, Series 2007
5.000% due 08/01/2013	5,000	5,020
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	205	209
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	2,500	2,512
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	3,185	3,648
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	225
4.000% due 07/01/2013	535	535
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2010
5.000% due 06/15/2014	945	987

		17,989

SOUTH CAROLINA 0.6%
South Carolina State General Obligation Notes, Series 2012
5.000% due 04/01/2016	1,750	1,951

TENNESSEE 3.4%
Memphis, Tennessee Electric System Revenue Notes, Series 2010
5.000% due 12/01/2016	4,325	4,896
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2013	2,400	2,422
5.000% due 10/01/2017	2,000	2,304
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,602

		12,224

TEXAS 6.3%
Clifton Higher Education Finance Corp., Texas Revenue Notes, Series 2010
3.200% due 12/01/2013	600	602
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2009
5.000% due 11/01/2013	900	914
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	6,112
Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	500
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	1,500	1,535
Houston, Texas Airport System Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	250
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,128
Laredo Community College District, Texas Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2013	175	175
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
5.000% due 05/15/2015	550	595
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2016	1,000	1,115
5.000% due 05/15/2018	500	577
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,126
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	5,000	4,903
South San Antonio Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	635	638
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,253

		22,423

UTAH 0.2%
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 08/01/2013	310	311
Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2013	500	500

		811

VIRGINIA 2.6%
Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	1,030	1,030
Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2013	1,000	1,000
Virginia Housing Development Authority Revenue Notes, Series 2010
0.950% due 10/01/2013	340	340

Virginia Public School Authority Revenue Bonds, Series 2005
5.250% due 08/01/2016	5,000	5,646
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,148

		9,164

WASHINGTON 6.4%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	530
Energy Northwest, Washington Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	115
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	2,115	2,298
Energy Northwest, Washington Revenue Notes, Series 2008
5.250% due 07/01/2016	3,800	4,279
Energy Northwest, Washington Revenue Notes, Series 2012
5.000% due 07/01/2017	2,500	2,864
Washington Health Care Facilities Authority Revenue Notes, Series 2011
3.000% due 10/01/2013	1,325	1,334
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 07/01/2013	2,000	2,000
Washington State General Obligation Notes, Series 2012
5.000% due 07/01/2017	1,125	1,286
Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	2,250	2,456
5.000% due 09/01/2017	5,000	5,732

		22,894

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,529

WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,168

Total Municipal Bonds & Notes (Cost $296,495)		296,526

SHORT-TERM INSTRUMENTS 16.5%
REPURCHASE AGREEMENTS (b) 0.1%		503

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 16.4%
PIMCO Short-Term Floating NAV Portfolio	5,870,970	58,745

Total Short-Term Instruments (Cost $59,248)		59,248

Total Investments 99.4% (Cost $355,743)		$355,774
Other Assets and Liabilities (Net) 0.6%		2,183

Net Assets 100.0%		$357,957

Notes to Schedule of Investments (amounts in thousands*):

(a)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$503	Fannie Mae 2.200% due 10/17/2022	$(513)	$503	$503

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$2,288	$0	$2,288
California	0	60,407	0	60,407
Colorado	0	2,160	0	2,160
Connecticut	0	5,167	0	5,167
District of Columbia	0	255	0	255
Florida	0	12,312	0	12,312
Georgia	0	13,168	0	13,168
Hawaii	0	494	0	494
Illinois	0	11,679	0	11,679
Indiana	0	1,075	0	1,075
Kansas	0	504	0	504
Kentucky	0	2,819	0	2,819
Louisiana	0	844	0	844
Maine	0	1,395	0	1,395
Maryland	0	3,311	0	3,311
Massachusetts	0	4,867	0	4,867
Michigan	0	12,274	0	12,274
Minnesota	0	3,359	0	3,359
Missouri	0	1,085	0	1,085
Nevada	0	1,514	0	1,514
New Hampshire	0	1,093	0	1,093
New Jersey	0	5,574	0	5,574
New Mexico	0	2,174	0	2,174
New York	0	38,442	0	38,442
North Carolina	0	1,767	0	1,767
Ohio	0	10,943	0	10,943
Oregon	0	5,403	0	5,403
Pennsylvania	0	17,989	0	17,989
South Carolina	0	1,951	0	1,951
Tennessee	0	12,224	0	12,224
Texas	0	22,423	0	22,423
Utah	0	811	0	811
Virginia	0	9,164	0	9,164
Washington	0	22,894	0	22,894
West Virginia	0	1,529	0	1,529
Wyoming	0	1,168	0	1,168
Short-Term Instruments
Repurchase Agreements	0	503	0	503
Central Funds Used for Cash Management Purposes	58,745	0	0	58,745

	$58,745	$297,029	$0	$355,774

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
H.J. Heinz Co.
3.500% due 06/05/2020		$20,000	$20,024
HCA, Inc.
2.695% due 05/02/2016		17,299	17,263
Las Vegas Sands LLC
1.700% due 05/23/2014		13,430	13,425
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,085	1,088

Total Bank Loan Obligations (Cost $51,644)			51,800

CORPORATE BONDS & NOTES 49.9%
BANKING & FINANCE 33.1%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		25,200	25,389
Achmea Hypotheekbank NV
3.200% due 11/03/2014		732	760
Ally Financial, Inc.
2.475% due 12/01/2014		1,800	1,821
3.125% due 01/15/2016		10,300	10,280
3.475% due 02/11/2014		15,600	15,719
4.500% due 02/11/2014		19,226	19,437
4.625% due 06/26/2015		14,875	15,253
5.500% due 02/15/2017		5,725	6,004
6.750% due 12/01/2014		21,902	23,128
7.500% due 12/31/2013		9,225	9,479
8.300% due 02/12/2015		17,670	19,084
American Express Centurion Bank
0.725% due 11/13/2015		40,900	40,954
American Express Co.
7.250% due 05/20/2014		3,100	3,279
American Express Credit Corp.
1.374% due 06/12/2015		28,000	28,456
5.125% due 08/25/2014		10,000	10,483
American Honda Finance Corp.
0.648% due 05/26/2016		12,700	12,689
0.673% due 06/18/2014		31,000	31,095
1.000% due 08/11/2015		30,950	31,012
1.450% due 02/27/2015		3,838	3,879
1.850% due 09/19/2014		2,253	2,284
2.125% due 02/28/2017		3,000	3,036
2.600% due 09/20/2016		3,425	3,546
3.500% due 03/16/2015		3,254	3,400
American International Group, Inc.
3.650% due 01/15/2014		13,870	14,077
3.750% due 11/30/2013		1,580	1,600
3.800% due 03/22/2017		290	304
4.250% due 09/15/2014		20,268	21,030
4.900% due 06/02/2014	CAD	5,000	4,868
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$700	699
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		10,000	9,798
Bank of America Corp.
5.375% due 06/15/2014		13,155	13,649
7.375% due 05/15/2014		166,364	175,057
Bank of Nova Scotia
2.150% due 08/03/2016		2,400	2,479
Banque PSA Finance S.A.
2.182% due 04/04/2014		69,320	68,727
3.375% due 04/04/2014		2,256	2,265
Bear Stearns Cos. LLC
5.700% due 11/15/2014		16,488	17,569
BPCE S.A.
2.375% due 10/04/2013		17,640	17,722
Caixa Economica Federal
2.375% due 11/06/2017		2,750	2,544
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		138,650	140,671
2.600% due 07/02/2015		28,050	29,113
2.750% due 01/27/2016		6,000	6,277
CIT Group, Inc.
4.750% due 02/15/2015		15,590	15,882
5.000% due 05/15/2017		1,600	1,642
5.250% due 04/01/2014		36,050	36,681
Citigroup, Inc.
0.372% due 09/20/2014		5,700	5,528

0.399% due 03/07/2014		14,620	14,595
0.553% due 11/05/2014		4,100	4,073
1.204% due 04/01/2014		3,499	3,514
1.727% due 01/13/2014		1,825	1,836
3.953% due 06/15/2016		5,000	5,273
5.500% due 10/15/2014		3,500	3,682
6.000% due 12/13/2013		9,975	10,208
6.375% due 08/12/2014		23,888	25,214
CME Group, Inc.
5.750% due 02/15/2014		900	928
Corp. Andina de Fomento
3.110% due 05/29/2014		5,650	5,740
Credit Mutuel - CIC Home Loan SFH
1.500% due 11/16/2017		16,000	15,565
2.750% due 02/11/2014	EUR	25,900	34,224
Depfa ACS Bank
0.160% due 03/20/2014		10,500	13,527
3.875% due 07/15/2013		41,850	54,519
3.905% due 04/15/2014		$42,300	42,825
Dexia Credit Local S.A.
0.756% due 04/29/2014		18,800	18,835
0.910% due 04/01/2014	GBP	1,000	1,535
2.750% due 01/10/2014		$40,820	41,261
2.750% due 04/29/2014		41,600	42,331
DNB Boligkreditt A/S
1.450% due 03/21/2019		30,000	29,193
2.100% due 10/14/2016		60,380	61,998
2.900% due 03/29/2017		16,500	17,252
Eksportfinans ASA
0.480% due 10/07/2013		32,450	32,258
0.890% due 06/16/2015	JPY	400,000	3,808
1.570% due 02/14/2018		500,000	4,150
1.600% due 03/20/2014		89,000	890
2.000% due 09/15/2015		$8,260	7,971
2.375% due 05/25/2016		5,300	5,101
3.000% due 11/17/2014		6,900	6,917
5.500% due 05/25/2016		2,450	2,565
5.500% due 06/26/2017		7,900	8,216
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		14,135	14,695
Erste Abwicklungsanstalt
0.576% due 01/29/2016		5,400	5,417
1.022% due 03/13/2015		204,800	206,931
Export-Import Bank of Korea
1.250% due 11/20/2015		14,200	14,071
2.072% due 03/21/2015		18,000	18,006
8.125% due 01/21/2014		8,590	8,923
Ford Motor Credit Co. LLC
1.373% due 08/28/2014		32,175	32,210
2.500% due 01/15/2016		410	414
3.875% due 01/15/2015		25,000	25,776
8.000% due 06/01/2014		42,893	45,373
8.700% due 10/01/2014		9,665	10,538
General Electric Capital Corp.
0.533% due 09/15/2014		5,964	5,969
1.025% due 08/11/2015		7,950	7,982
2.150% due 01/09/2015		450	459
3.750% due 11/14/2014		2,880	2,994
4.750% due 09/15/2014		18,185	19,058
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,100	2,916
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		$2,300	2,276
0.777% due 01/12/2015		24,550	24,501
0.876% due 09/29/2014		29,772	29,726
1.274% due 11/21/2014		16,200	16,295
2.773% due 12/05/2014		10,000	10,273
5.000% due 10/01/2014		5,340	5,577
5.125% due 01/15/2015		10,245	10,810
5.500% due 11/15/2014		12,497	13,210
6.000% due 05/01/2014		10,274	10,703
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		6,201	6,192
2.700% due 03/15/2017		30	30
HSBC Bank USA N.A.
4.625% due 04/01/2014		5,000	5,140
HSBC Finance Corp.
0.527% due 01/15/2014		41,039	41,005
0.705% due 06/01/2016		10,702	10,618
4.750% due 07/15/2013		36,741	36,790
5.250% due 01/15/2014		200	205
HSBC USA, Inc.
2.375% due 02/13/2015		17,200	17,582
HSH Nordbank AG
0.425% due 12/31/2015		59,650	59,079

ING Bank NV
1.674% due 06/09/2014		1,385	1,397
1.913% due 09/25/2015		200	204
2.000% due 10/18/2013		3,000	3,012
International Lease Finance Corp.
4.875% due 04/01/2015		4,120	4,202
5.625% due 09/20/2013		27,735	27,998
5.650% due 06/01/2014		12,830	13,103
6.500% due 09/01/2014		4,985	5,209
6.625% due 11/15/2013		43,146	43,847
8.625% due 09/15/2015		7,425	8,158
Intesa Sanpaolo SpA
2.674% due 02/24/2014		20,450	20,528
John Deere Capital Corp.
0.750% due 01/22/2016		5,000	4,973
JPMorgan Chase & Co.
0.611% due 10/12/2015	EUR	15,400	19,668
0.726% due 04/23/2015		$10,275	10,256
0.893% due 02/26/2016		52,700	52,626
0.937% due 10/15/2015		58,800	58,981
3.400% due 06/24/2015		3,712	3,876
3.700% due 01/20/2015		4,900	5,091
4.650% due 06/01/2014		9,250	9,584
4.750% due 03/01/2015		35,100	37,351
5.125% due 09/15/2014		2,636	2,766
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		13,250	13,026
KFW
4.125% due 10/15/2014		2,895	3,032
Korea Development Bank
4.375% due 08/10/2015		1,000	1,055
8.000% due 01/23/2014		59,287	61,599
LBBW
2.000% due 07/15/2013		3,486	3,487
LeasePlan Corp. NV
3.000% due 10/23/2017		16,000	16,062
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014		2,500	2,554
MetLife Institutional Funding
0.650% due 01/06/2015		2,200	2,205
Monumental Global Funding
5.250% due 01/15/2014		10,885	11,159
Morgan Stanley
0.579% due 01/09/2014		55,758	55,616
1.875% due 01/24/2014		65,953	66,348
2.875% due 01/24/2014		5,000	5,052
2.875% due 07/28/2014		6,600	6,723
4.100% due 01/26/2015		5,320	5,551
4.200% due 11/20/2014		17,997	18,622
6.000% due 05/13/2014		15,165	15,775
National City Bank
0.644% due 06/07/2017		1,800	1,782
Nederlandse Waterschapsbank NV
0.554% due 05/23/2015		18,308	18,316
2.000% due 09/09/2015		2,550	2,617
New York Life Global Funding
0.330% due 12/20/2013	EUR	22,800	29,679
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		$104,200	104,155
Nordea Bank AB
1.750% due 10/04/2013		9,600	9,634
3.700% due 11/13/2014		500	519
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015		82,300	82,541
2.125% due 09/22/2017		19,200	19,743
Nykredit Realkredit A/S
2.000% due 01/01/2014	DKK	137,300	24,205
Petrobras Global Finance BV
1.894% due 05/20/2016		$24,800	24,713
Piper Jaffray Cos.
4.274% due 05/31/2014		24,550	24,582
Principal Life Global Funding
0.904% due 07/09/2014		3,500	3,518
Prudential Covered Trust
2.997% due 09/30/2015		34,245	35,353
Rabobank Group
0.753% due 03/18/2016		22,600	22,664
4.200% due 05/13/2014		12,075	12,453
RCI Banque S.A.
2.148% due 04/11/2014		23,990	24,044
3.400% due 04/11/2014		2,500	2,531
Royal Bank of Canada
0.625% due 12/05/2016		17,300	17,206
1.200% due 09/19/2018		53,000	51,745
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		3,600	3,662

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		5,870	6,037
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		1,900	2,018
SLM Corp.
0.576% due 01/27/2014		650	644
3.875% due 09/10/2015		1,725	1,746
5.000% due 10/01/2013		62,397	62,787
5.375% due 05/15/2014		6,900	7,047
6.250% due 01/25/2016		27,366	29,111
SSIF Nevada LP
0.977% due 04/14/2014		32,675	32,834
Stadshypotek AB
1.875% due 10/02/2019		21,500	20,580
Standard Chartered PLC
1.225% due 05/12/2014		18,650	18,782
3.200% due 05/12/2016		12,413	12,994
3.850% due 04/27/2015		8,750	9,131
5.500% due 11/18/2014		36,921	38,933
Sun Life Financial Global Funding LP
0.530% due 10/06/2013		125,275	125,068
Suncorp-Metway Ltd.
4.000% due 01/16/2014	GBP	4,300	6,663
Svensk Exportkredit AB
0.424% due 04/29/2016		$75,250	75,262
0.454% due 06/12/2017		13,500	13,524
0.576% due 01/23/2017		72,100	72,368
0.650% due 11/09/2017		75,863	76,470
0.924% due 03/09/2015		2,300	2,323
1.125% due 04/05/2018		14,900	14,493
Swedbank Hypotek AB
2.950% due 03/28/2016 (f)		46,500	48,692
Toronto-Dominion Bank
1.500% due 03/13/2017		24,600	24,735
1.625% due 09/14/2016		6,000	6,098
Toyota Motor Credit Corp.
0.564% due 05/17/2016		35,000	34,965
Trafford Centre Finance Ltd.
0.704% due 07/28/2015	GBP	142	214
UFJ Finance Aruba AEC
6.750% due 07/15/2013		$7,384	7,399
Union Bank N.A.
2.125% due 12/16/2013		1,400	1,409
WEA Finance LLC
5.750% due 09/02/2015		5,200	5,683
7.500% due 06/02/2014		3,700	3,931
Weyerhaeuser Co.
6.950% due 08/01/2017		4,900	5,758
WM Covered Bond Program
4.375% due 09/16/2014	EUR	24,260	32,664

			4,087,118

INDUSTRIALS 14.8%
AbbVie, Inc.
1.200% due 11/06/2015		$90,500	90,639
1.750% due 11/06/2017		1,080	1,059
Abu Dhabi National Energy Co.
6.600% due 08/01/2013		5,000	5,027
Agilent Technologies, Inc.
2.500% due 07/15/2013		350	350
Altria Group, Inc.
4.125% due 09/11/2015		5,650	6,023
7.750% due 02/06/2014		23,759	24,741
8.500% due 11/10/2013		34,358	35,302
Amgen, Inc.
1.875% due 11/15/2014		74,801	75,950
2.125% due 05/15/2017		9,300	9,344
2.300% due 06/15/2016		2,300	2,363
4.850% due 11/18/2014		28,470	30,066
Anadarko Petroleum Corp.
5.750% due 06/15/2014		13,100	13,699
5.950% due 09/15/2016		3,875	4,349
7.625% due 03/15/2014		10,223	10,699
Anglo American Capital PLC
2.150% due 09/27/2013		26,210	26,288
9.375% due 04/08/2014		72,729	77,109
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016		5,600	5,571
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		200	200
3.625% due 04/15/2015		6,050	6,355
4.125% due 01/15/2015		6,750	7,094
5.375% due 11/15/2014		10,650	11,307
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	5,200	7,090

Barrick Gold Financeco LLC
6.125% due 09/15/2013	$1,748	1,765
BAT International Finance PLC
1.400% due 06/05/2015	18,710	18,865
BG Energy Capital PLC
2.875% due 10/15/2016	4,000	4,189
Boston Scientific Corp.
4.500% due 01/15/2015	45,724	47,850
5.450% due 06/15/2014	55,425	57,733
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014	4,690	4,858
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	375	377
Case New Holland, Inc.
7.750% due 09/01/2013	23,115	23,317
Chevron Corp.
1.718% due 06/24/2018	3,000	2,975
CNOOC Finance Ltd.
1.125% due 05/09/2016	10,600	10,434
CNPC General Capital Ltd.
1.450% due 04/16/2016	1,600	1,582
Comcast Corp.
5.900% due 03/15/2016	5,160	5,812
6.500% due 01/15/2015	1,725	1,874
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013	1,410	1,427
Covidien International Finance S.A.
1.350% due 05/29/2015	31,625	31,909
2.800% due 06/15/2015	2,025	2,097
COX Communications, Inc.
5.450% due 12/15/2014	848	905
CRH America, Inc.
5.300% due 10/15/2013	19,152	19,396
Crown Castle Towers LLC
4.523% due 01/15/2035	11,300	11,831
CSN Islands Corp.
9.750% due 12/16/2013	28,500	29,319
CSX Corp.
5.500% due 08/01/2013	9,245	9,279
Dell, Inc.
0.874% due 04/01/2014	605	603
1.400% due 09/10/2013	32,572	32,586
2.100% due 04/01/2014	1,685	1,692
Devon Energy Corp.
5.625% due 01/15/2014	6,153	6,308
DISH DBS Corp.
6.625% due 10/01/2014	6,900	7,210
7.000% due 10/01/2013	20,705	20,959
7.750% due 05/31/2015	2,400	2,610
Dow Chemical Co.
2.500% due 02/15/2016	1,314	1,356
Eaton Corp.
0.603% due 06/16/2014	21,667	21,683
Ecolab, Inc.
1.000% due 08/09/2015	5,000	4,997
2.375% due 12/08/2014	3,000	3,060
3.000% due 12/08/2016	5,000	5,220
Encana Corp.
4.750% due 10/15/2013	9,167	9,269
Energy Transfer Partners LP
6.000% due 07/01/2013	3,600	3,600
8.500% due 04/15/2014	732	775
Ensco PLC
3.250% due 03/15/2016	7,125	7,449
Enterprise Products Operating LLC
1.250% due 08/13/2015	2,350	2,359
9.750% due 01/31/2014	15,485	16,270
EOG Resources, Inc.
6.125% due 10/01/2013	500	507
ERAC USA Finance LLC
2.250% due 01/10/2014	6,000	6,046
Express Scripts Holding Co.
2.100% due 02/12/2015	5,000	5,086
FBG Finance Ltd.
5.125% due 06/15/2015	2,150	2,313
General Mills, Inc.
0.576% due 01/29/2016	16,100	16,090
Georgia-Pacific LLC
7.700% due 06/15/2015	4,770	5,357
Gilead Sciences, Inc.
3.050% due 12/01/2016	700	740
Glencore Funding LLC
6.000% due 04/15/2014	2,750	2,847
Harley-Davidson Funding Corp.
5.750% due 12/15/2014	3,132	3,345

HCA, Inc.
5.750% due 03/15/2014	3,335	3,410
6.375% due 01/15/2015	21,800	22,890
6.750% due 07/15/2013	7,980	7,988
7.250% due 09/15/2020	245	264
7.875% due 02/15/2020	10,938	11,806
8.500% due 04/15/2019	25,738	27,684
Heathrow Funding Ltd.
2.500% due 06/25/2017	4,500	4,573
Hewlett-Packard Co.
1.250% due 09/13/2013	32,870	32,882
4.750% due 06/02/2014	11,166	11,517
6.125% due 03/01/2014	17,866	18,473
HJ Heinz Co.
5.350% due 07/15/2013	10,367	10,379
HP Enterprise Services LLC
6.000% due 08/01/2013	6,745	6,772
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	8,350	8,922
6.250% due 01/24/2014	15,300	15,732
ICI Wilmington, Inc.
5.625% due 12/01/2013	1,500	1,528
KazMunayGas National Co. JSC
8.375% due 07/02/2013	1,300	1,300
Kellogg Co.
0.505% due 02/13/2015	5,400	5,404
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	300	306
Masco Corp.
7.125% due 08/15/2013	2,845	2,873
Maytag Corp.
5.000% due 05/15/2015	1,400	1,485
MGM Resorts International
5.875% due 02/27/2014	5,000	5,138
6.625% due 07/15/2015	7,000	7,499
Mondelez International, Inc.
5.250% due 10/01/2013	13,259	13,415
6.750% due 02/19/2014	2,200	2,278
Mylan, Inc.
7.875% due 07/15/2020	20,926	24,154
NBCUniversal Enterprise, Inc.
0.817% due 04/15/2016	25,600	25,694
0.965% due 04/15/2018	14,702	14,847
NBCUniversal Media LLC
2.100% due 04/01/2014	26,704	27,031
3.650% due 04/30/2015	8,734	9,180
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	800	810
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	8,000	7,917
1.950% due 09/12/2017	23,500	23,363
4.500% due 01/30/2015	7,115	7,502
Norfolk Southern Corp.
5.257% due 09/17/2014	4,000	4,213
Novartis Capital Corp.
4.125% due 02/10/2014	18,724	19,137
Pearson Funding PLC
4.000% due 05/17/2016	2,550	2,712
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	14,745	14,959
2.500% due 03/15/2016	26,000	26,460
3.125% due 05/11/2015	6,656	6,880
3.750% due 05/11/2017	3,000	3,141
PepsiCo, Inc.
0.483% due 02/26/2016	3,600	3,608
Petrobras International Finance Co.
3.875% due 01/27/2016	34,500	35,662
Phillips 66
1.950% due 03/05/2015	13,760	13,978
2.950% due 05/01/2017	3,925	4,048
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	3,700	3,842
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	14,300	14,820
Reynolds American, Inc.
1.050% due 10/30/2015	4,218	4,219
7.300% due 07/15/2015	5,830	6,530
7.625% due 06/01/2016	8,926	10,412
Rockies Express Pipeline LLC
3.900% due 04/15/2015	12,075	12,015
Rogers Communications, Inc.
5.500% due 03/15/2014	14,455	14,928
6.750% due 03/15/2015	8,436	9,255
SABMiller Holdings, Inc.
1.850% due 01/15/2015	35,950	36,484

SABMiller PLC
5.500% due 08/15/2013	17,095	17,193
5.700% due 01/15/2014	9,425	9,679
6.500% due 07/01/2016	8,100	9,265
Sanofi
2.625% due 03/29/2016	22,140	23,064
Sutter Health
1.090% due 08/15/2053	7,700	7,622
Tesco PLC
2.000% due 12/05/2014	4,625	4,685
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	3,335	3,467
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	16,574	16,702
2.250% due 08/15/2016	6,864	6,969
3.200% due 05/01/2015	226	233
3.200% due 03/01/2016	4,700	4,881
3.250% due 11/20/2014	6,145	6,319
5.000% due 06/01/2015	1,000	1,067
Total Capital Canada Ltd.
0.657% due 01/15/2016	10,700	10,766
Tyco Electronics Group S.A.
1.600% due 02/03/2015	4,200	4,231
5.950% due 01/15/2014	7,069	7,272
Union Pacific Corp.
5.125% due 02/15/2014	2,860	2,936
UnitedHealth Group, Inc.
0.850% due 10/15/2015	992	994
USG Corp.
6.300% due 11/15/2016	24,257	24,863
Vivendi S.A.
2.400% due 04/10/2015	7,800	7,947
Volkswagen International Finance NV
0.874% due 11/20/2014	40,200	40,365
0.884% due 04/01/2014	1,400	1,403
Volvo Treasury AB
5.950% due 04/01/2015	2,280	2,452
Walgreen Co.
0.772% due 03/13/2014	25,475	25,503
Want Want China Finance Ltd.
1.875% due 05/14/2018	7,600	7,129
WellPoint, Inc.
1.250% due 09/10/2015	5,608	5,620
5.250% due 01/15/2016	1,400	1,531
Wesfarmers Ltd.
2.983% due 05/18/2016	3,200	3,331
WM Wrigley Jr. Co.
3.700% due 06/30/2014	4,036	4,143
Woodside Finance Ltd.
5.000% due 11/15/2013	5,300	5,378
8.125% due 03/01/2014	5,381	5,625
Xerox Corp.
1.672% due 09/13/2013	8,225	8,238
Xstrata Canada Financial Corp.
2.850% due 11/10/2014	7,100	7,230

		1,829,178

UTILITIES 2.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	11,250	11,561
7.700% due 08/07/2013	19,200	19,263
BP Capital Markets PLC
0.700% due 11/06/2015	22,700	22,625
3.125% due 10/01/2015	14,075	14,717
3.875% due 03/10/2015	6,616	6,951
British Telecommunications PLC
1.397% due 12/20/2013	5,300	5,327
2.000% due 06/22/2015	4,000	4,080
CMS Energy Corp.
2.750% due 05/15/2014	3,073	3,117
Consolidated Natural Gas Co.
5.000% due 03/01/2014	1,200	1,236
Consumers Energy Co.
5.500% due 08/15/2016	10,540	11,941
Dayton Power & Light Co.
5.125% due 10/01/2013	900	910
Dominion Resources, Inc.
1.400% due 09/15/2017	2,700	2,646
Duke Energy Carolinas LLC
1.750% due 12/15/2016	660	669
Duke Energy Corp.
6.300% due 02/01/2014	3,684	3,802
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	3,000	3,173
8.125% due 07/31/2014	1,400	1,491

Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	26	26
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	14,450	15,302
10.500% due 03/25/2014	15,890	16,874
Great Plains Energy, Inc.
2.750% due 08/15/2013	1,965	1,969
Korea Electric Power Corp.
3.000% due 10/05/2015	4,000	4,126
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	3,757	3,929
KT Corp.
5.875% due 06/24/2014	700	728
Metropolitan Edison Co.
4.875% due 04/01/2014	1,149	1,183
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	505	509
Plains All American Pipeline LP
3.950% due 09/15/2015	10,250	10,875
5.250% due 06/15/2015	4,150	4,465
5.625% due 12/15/2013	9,675	9,894
5.875% due 08/15/2016	1,000	1,089
Public Service Co. of Colorado
5.500% due 04/01/2014	80	83
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	15,585	16,345
Telecom Italia Capital S.A.
5.250% due 11/15/2013	21,936	22,213
6.175% due 06/18/2014	718	744
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,400	1,481
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,700	3,880
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR 10,200	13,416

		242,640

Total Corporate Bonds & Notes (Cost $6,160,480)		6,158,936

MUNICIPAL BONDS & NOTES 1.7%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.173% due 11/25/2043	$6,797	6,806

CALIFORNIA 0.7%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	10,090	10,859
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	6,000	6,441
California State General Obligation Notes, Series 2013
1.050% due 02/01/2016	30,000	30,030
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	8,425	8,435
University of California Revenue Bonds, Series 2011
0.774% due 07/01/2041	35,200	35,253

		91,018

GEORGIA 0.0%
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	1,979

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.400% due 01/01/2017	10,300	10,303

MICHIGAN 0.1%
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2019	15,340	15,886
6.250% due 04/01/2020	2,965	3,068

		18,954

MINNESOTA 0.1%
Northstar Education Finance, Inc., Minnesota Revenue Bonds, Series 2004
0.466% due 04/29/2019	7,755	7,733

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	4,000	4,004

New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016	11,520	11,795

		15,799

NEW YORK 0.5%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	5,400	5,715
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	14,335	15,145
5.125% due 10/01/2015	26,745	29,407
New York City, New York General Obligation Notes, Series 2011
2.560% due 08/01/2017	5,055	5,272
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 10/01/2014	1,200	1,252

		56,791

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	4,250	4,236

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,021

Total Municipal Bonds & Notes (Cost $214,583)		214,640

U.S. GOVERNMENT AGENCIES 14.6%
Fannie Mae
0.253% due 07/25/2037	1,226	1,162
0.262% due 12/25/2036	257	244
0.313% due 03/25/2034	83	82
0.323% due 03/25/2036	170	161
0.343% due 08/25/2034	487	479
0.393% due 10/27/2037	1,000	1,000
0.493% due 12/25/2028 - 03/25/2036	2,928	2,942
0.500% due 04/29/2016 (f)	145,975	144,861
0.513% due 06/25/2036	321	322
0.533% due 11/25/2036	315	317
0.543% due 04/25/2036 - 03/25/2044	1,765	1,740
0.563% due 03/25/2036	247	249
0.593% due 02/25/2018 - 01/25/2038	2,483	2,493
0.595% due 08/25/2015	18,041	18,029
0.623% due 07/25/2036	161	162
0.643% due 10/25/2030 - 06/25/2042	11,852	11,963
0.669% due 08/25/2021 - 09/17/2027	24	24
0.693% due 05/18/2032 - 04/25/2042	4,408	4,448
0.719% due 02/25/2022 - 07/18/2027	18	19
0.733% due 07/25/2037	225	228
0.743% due 09/25/2041	20,515	20,684
0.750% due 12/19/2014 (g)	70,300	70,753
0.750% due 01/30/2015	100	100
0.750% due 03/04/2016 (f)	150,000	150,343
0.793% due 10/25/2017	93	93
0.819% due 08/25/2022	6	6
0.823% due 04/25/2031	261	262
0.869% due 12/25/2022	8	8
0.873% due 12/25/2037 - 02/25/2041	7,674	7,752
0.898% due 01/01/2021	12,871	12,941
0.919% due 09/25/2022	4	4
1.000% due 09/20/2017 (g)	34,125	33,387
1.043% due 07/25/2038	62	63
1.069% due 02/25/2023	2	3
1.093% due 04/25/2032 - 11/25/2049	81	82
1.193% due 11/25/2049	77	78
1.369% due 09/25/2023	55	56
1.374% due 06/01/2043 - 10/01/2044	6,257	6,445
1.413% due 10/25/2038	189	193
1.700% due 10/04/2019	34,260	33,227
1.750% due 01/30/2019	1,000	990
1.960% due 05/01/2035	70	71
2.000% due 09/27/2019 - 08/28/2020	25,915	25,156
2.090% due 10/01/2015 - 06/01/2033	14,437	14,533
2.123% due 09/01/2035	34	36
2.148% due 12/01/2035	51	55
2.210% due 02/01/2018	8	8
2.217% due 01/01/2027 - 04/01/2029	113	115
2.220% due 08/01/2026	11	12
2.249% due 05/01/2021	17	17
2.250% due 07/01/2031	6	6
2.300% due 07/01/2029	129	138
2.304% due 09/01/2034	66	70
2.309% due 09/01/2034	89	94
2.314% due 01/01/2036	192	204

2.342% due 06/01/2035	53	57
2.350% due 08/01/2024	1	1
2.360% due 04/01/2029	5	5
2.378% due 12/01/2040	166	178
2.384% due 11/01/2027	6	6
2.392% due 08/01/2029	842	901
2.395% due 05/01/2035	170	180
2.412% due 04/01/2033	9	9
2.443% due 07/01/2034	16	17
2.452% due 02/01/2033	14	15
2.474% due 11/01/2035	219	232
2.475% due 10/01/2035	114	122
2.492% due 11/01/2034	312	336
2.537% due 05/01/2034	64	68
2.550% due 09/01/2034	799	843
2.563% due 01/01/2032	212	226
2.570% due 02/01/2035	17	17
2.573% due 06/01/2034	8	8
2.585% due 01/01/2036	96	102
2.621% due 03/01/2036	81	86
2.631% due 12/01/2036	42	44
2.672% due 12/01/2036	38	41
2.677% due 02/01/2034	106	112
2.786% due 11/01/2024	8	9
2.795% due 09/01/2034	68	72
2.810% due 08/01/2034	19	20
2.862% due 09/01/2035	171	182
2.864% due 06/01/2035	385	410
3.063% due 09/01/2035	130	139
3.153% due 05/01/2036	5,354	5,547
3.305% due 06/25/2019	1,068	1,118
3.854% due 05/01/2036	98	104
4.081% due 11/01/2025	5	5
4.119% due 02/25/2018 (a)	26,984	4,122
4.200% due 07/01/2035	1,142	1,172
4.354% due 07/01/2028	14	15
4.426% due 06/01/2017	765	784
4.866% due 07/01/2018	746	780
5.057% due 05/01/2035	144	154
5.083% due 07/01/2035	69	74
5.130% due 08/01/2035	164	176
5.202% due 12/01/2035	76	82
5.234% due 08/01/2035	155	167
5.279% due 10/01/2035	194	209
5.282% due 11/01/2035	128	135
5.309% due 01/01/2036	112	120
5.310% due 08/25/2033	71	73
5.339% due 01/01/2036	173	186
5.363% due 11/01/2035	143	154
5.375% due 10/01/2035	91	99
5.410% due 01/13/2023	440	451
5.437% due 03/01/2036	130	140
5.794% due 06/01/2036	30	33
6.449% due 10/25/2042	557	597
8.669% due 06/25/2032	130	133
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	2,040	2,045
Federal Farm Credit Bank
0.250% due 11/28/2014	22,810	22,790
Federal Housing Administration
6.896% due 07/01/2020	168	163
7.350% due 04/01/2019	35	34
7.430% due 07/01/2021	72	70
7.435% due 02/01/2019	44	43
Freddie Mac
0.233% due 12/25/2036	9,037	8,983
0.443% due 07/15/2034	319	319
0.500% due 09/14/2015 (f)(g)	101,300	101,148
0.543% due 02/15/2018	237	239
0.593% due 06/15/2031 - 07/15/2034	21,035	21,177
0.613% due 04/15/2041	6,485	6,538
0.625% due 12/29/2014 (g)	68,500	68,836
0.643% due 12/15/2031 - 09/15/2041	8,402	8,512
0.650% due 01/30/2015 - 01/15/2022	3,700	3,710
0.673% due 11/15/2036	128	129
0.693% due 07/15/2039 - 02/15/2041	13,430	13,566
0.743% due 06/15/2031	36	37
0.793% due 06/15/2031 - 12/15/2037	1,817	1,838
0.893% due 03/15/2032	8	9
0.900% due 03/15/2020	1	1
1.000% due 02/10/2016 - 03/15/2023	1,008	1,011
1.193% due 11/15/2033 - 10/15/2049	525	536
1.374% due 10/25/2044 - 02/25/2045	7,458	7,538
1.471% due 08/25/2019 (a)	191,660	13,028
1.625% due 08/01/2017	32	33
2.000% due 07/17/2017 (g)	91,500	91,575

2.000% due 10/09/2019		14,100	13,945
2.250% due 06/20/2017 (g)		80,000	80,337
2.250% due 03/13/2020		41,245	41,166
2.265% due 02/01/2023		2	2
2.319% due 04/01/2025		11	12
2.406% due 07/01/2033		85	91
2.410% due 05/01/2034		52	56
2.840% due 08/01/2035		221	235
2.847% due 09/01/2035		480	508
2.856% due 08/01/2034		93	99
3.000% due 01/17/2019 - 08/08/2019		42,600	42,783
3.000% due 07/31/2019 (f)(g)(h)		122,545	122,778
3.000% due 08/01/2019 (f)		242,100	242,576
3.074% due 10/01/2033		43	46
5.000% due 01/15/2032 - 08/15/2035		3,372	3,633
5.100% due 08/01/2035		79	84
5.305% due 12/01/2035		131	141
5.400% due 03/17/2021		15,950	17,767
5.426% due 11/01/2035		58	63
5.500% due 08/15/2030		7	8
6.500% due 07/25/2043		335	374
6.750% due 08/15/2023		96	96
Ginnie Mae
0.593% due 02/16/2032 - 03/16/2032		312	315
0.693% due 02/16/2030		96	97
0.748% due 04/20/2062		21,476	21,567
0.768% due 04/20/2062		15,026	15,102
0.793% due 02/16/2030		68	70
0.843% due 02/16/2030		122	125
0.898% due 02/20/2062		44,534	45,060
1.142% due 03/20/2031		416	426
1.193% due 08/16/2039		137	140
1.248% due 02/20/2062		33,549	34,486
1.625% due 12/20/2021 - 12/20/2033		1,966	2,052
1.750% due 07/20/2022 - 05/20/2032		3,112	3,248
2.000% due 04/20/2025 - 02/20/2030		194	202
2.500% due 10/20/2017 - 01/20/2022		38	40
4.000% due 02/20/2019		9	10
7.500% due 02/20/2030		74	88
Israel Government AID Bond
0.000% due 09/15/2014		2,255	2,242
NCUA Guaranteed Notes
0.543% due 12/07/2020		9,606	9,633
0.563% due 11/06/2017		79,020	79,007
0.573% due 03/06/2020		2,152	2,150
0.643% due 10/07/2020		10,246	10,297
0.753% due 12/08/2020		33,811	34,022
1.600% due 10/29/2020		9,599	9,736
Overseas Private Investment Corp.
0.000% due 05/02/2016		135	141
Small Business Administration
1.250% due 12/25/2017		26	27
4.340% due 03/01/2024		213	230
5.370% due 04/01/2028		288	321
5.490% due 03/01/2028		168	189

Total U.S. Government Agencies (Cost $1,806,691)			1,801,709

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Notes
0.125% due 04/30/2015 (f)		250,000	249,038
0.250% due 03/31/2015 (f)(g)(h)		970,000	968,920
0.375% due 06/15/2016 (g)(h)		14,600	14,537

Total U.S. Treasury Obligations (Cost $1,234,560)			1,232,495

MORTGAGE-BACKED SECURITIES 8.0%
Adjustable Rate Mortgage Trust
2.682% due 02/25/2035		4,982	4,932
American Home Mortgage Assets Trust
0.383% due 05/25/2046		2,813	1,947
0.383% due 09/25/2046		1,167	795
American Home Mortgage Investment Trust
1.914% due 09/25/2045		776	761
2.416% due 02/25/2045		116	115
2.559% due 10/25/2034		992	975
Arran Residential Mortgages Funding PLC
1.603% due 05/16/2047	EUR	13,444	17,774
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		$240	240
5.309% due 10/10/2045		5,587	5,628
5.414% due 09/10/2047		11,515	12,713
5.857% due 06/10/2049		240	241
Banc of America Funding Corp.
2.700% due 02/20/2036		3,746	3,705
5.630% due 01/20/2047 ^		233	178

Banc of America Large Loan Trust
2.493% due 11/15/2015	51,746	51,909
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^	219	184
3.107% due 08/25/2033	6,084	6,041
3.437% due 07/20/2032	138	137
6.500% due 09/25/2033	224	232
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	131	131
2.288% due 04/17/2049	173	173
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.877% due 07/10/2042	3,085	3,178
5.061% due 03/11/2041	6,998	7,022
5.380% due 11/10/2042	2,000	2,112
5.743% due 06/10/2039	3,792	3,906
BCAP LLC Trust
2.845% due 11/26/2035	599	601
2.859% due 11/26/2035	8,333	8,362
2.878% due 05/26/2047	4,780	4,768
2.897% due 10/26/2035	437	441
3.089% due 09/26/2035	6,908	6,936
4.954% due 07/26/2037	1,949	2,033
BCRR Trust
4.230% due 05/22/2034	163	170
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	55	55
2.600% due 03/25/2035	3,362	3,328
2.613% due 07/25/2033	13,230	13,137
2.655% due 11/25/2034	1,344	1,322
2.674% due 10/25/2035	216	216
2.706% due 08/25/2033	4,058	4,073
2.734% due 11/25/2030	113	113
2.793% due 03/25/2035	235	233
2.845% due 01/25/2035	184	171
2.878% due 05/25/2047 ^	2,489	2,003
3.071% due 01/25/2034	115	115
3.082% due 01/25/2034	379	375
3.182% due 11/25/2034	11,959	11,125
Bear Stearns Alt-A Trust
0.353% due 02/25/2034	1,382	1,351
0.893% due 09/25/2034	6,942	6,602
2.491% due 01/25/2036 ^	3,011	2,045
2.709% due 05/25/2035	419	417
2.845% due 11/25/2036	3,971	2,708
2.864% due 09/25/2035	5,189	4,274
Bear Stearns Commercial Mortgage Securities Trust
4.680% due 08/13/2039	999	1,002
4.735% due 09/11/2042	1,184	1,203
4.825% due 11/11/2041	6,820	7,118
5.186% due 05/11/2039	403	404
5.405% due 12/11/2040	3,100	3,326
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036	11,488	8,717
2.653% due 12/26/2046	5,595	3,925
Chase Mortgage Finance Trust
2.676% due 03/25/2037	831	730
Chevy Chase Funding LLC
0.443% due 08/25/2035	448	387
Citigroup Mortgage Loan Trust, Inc.
0.263% due 01/25/2037	545	289
1.940% due 09/25/2035	113	112
2.540% due 05/25/2035	848	825
2.550% due 10/25/2035	386	359
2.703% due 08/25/2035	2,626	2,619
2.823% due 03/25/2034	160	159
2.833% due 07/25/2046 ^	681	525
3.027% due 09/25/2037 ^	4,388	3,502
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,297	2,315
5.392% due 07/15/2044	4,469	4,714
Commercial Mortgage Pass-Through Certificates
0.323% due 12/15/2020	15,409	15,095
0.373% due 06/15/2022	2,413	2,394
2.365% due 02/10/2029	30,600	31,317
Countrywide Alternative Loan Trust
0.353% due 02/25/2047	271	212
0.372% due 02/20/2047	6,424	4,277
0.373% due 05/25/2047	4,925	3,751
0.383% due 09/25/2046	2,107	1,473
0.387% due 12/20/2046	4,535	3,019
0.402% due 07/20/2046 ^	2,620	1,471
0.403% due 07/25/2046	475	389
1.168% due 02/25/2036	536	434
1.173% due 12/25/2035	1,257	898
2.905% due 02/25/2037 ^	2,145	1,795
6.000% due 10/25/2032	30	29
6.000% due 04/25/2037 ^	265	199
6.250% due 12/25/2033	1,005	1,066

Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035		391	323
0.483% due 04/25/2035		75	59
0.513% due 03/25/2035		631	444
0.533% due 06/25/2035		5,821	5,260
2.250% due 07/19/2031		5	5
2.866% due 11/19/2033		167	161
3.080% due 09/25/2047 ^		425	345
6.500% due 01/25/2034		17	18
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		76	70
5.000% due 09/25/2015		29	29
Credit Suisse Mortgage Capital Certificates
0.423% due 10/15/2021		3,976	3,965
4.617% due 07/27/2037		2,256	2,294
Credit Suisse Mortgage Pass-Through Certificates
5.448% due 01/15/2049		254	255
DBRR Trust
0.853% due 02/25/2045		25,436	25,435
0.946% due 09/25/2045		83,704	83,868
Dutch Mortgage Portfolio Loans BV
1.157% due 07/25/2047	EUR	2,046	2,678
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		$1,130	1,085
First Republic Mortgage Loan Trust
0.493% due 08/15/2032		4,357	4,266
0.543% due 11/15/2031		369	362
0.673% due 06/25/2030		302	297
Fosse Master Issuer PLC
1.677% due 10/18/2054		17,288	17,510
GE Capital Commercial Mortgage Corp.
5.543% due 12/10/2049		1,800	2,004
GMAC Mortgage Corp. Loan Trust
5.365% due 08/19/2034		778	774
Greenpoint Mortgage Funding Trust
0.273% due 10/25/2046		1	1
0.413% due 06/25/2045		424	377
0.423% due 06/25/2045		212	173
0.463% due 11/25/2045		481	399
Greenwich Capital Acceptance, Inc.
2.907% due 06/25/2024		6	6
Greenwich Capital Commercial Funding Corp.
4.915% due 01/05/2036		3,438	3,454
5.246% due 04/10/2037		3,000	3,053
5.381% due 03/10/2039		1,158	1,194
5.444% due 03/10/2039		11,900	13,202
GS Mortgage Securities Trust
1.103% due 03/06/2020		2,829	2,836
1.260% due 03/06/2020		13,934	13,974
1.456% due 03/06/2020		5,800	5,818
1.731% due 03/06/2020		5,500	5,514
2.476% due 03/06/2020		1,000	1,005
4.761% due 07/10/2039		7,704	8,162
GSR Mortgage Loan Trust
2.664% due 09/25/2035		5,441	5,373
2.796% due 01/25/2036 ^		1,056	942
2.881% due 04/25/2036		574	529
Harborview Mortgage Loan Trust
0.322% due 04/19/2038		1,373	1,111
0.372% due 07/19/2046		2,679	1,825
0.412% due 05/19/2035		1,873	1,538
0.432% due 03/19/2036		4,833	3,283
0.932% due 02/19/2034		238	232
5.162% due 08/19/2036 ^		314	256
Impac CMB Trust
1.093% due 10/25/2033		31	30
IndyMac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032		1	1
1.820% due 01/25/2032		4	4
IndyMac Mortgage Loan Trust
0.373% due 07/25/2047		1,062	700
0.383% due 09/25/2046		1,787	1,426
0.393% due 06/25/2047		971	731
0.403% due 05/25/2046		306	255
0.433% due 07/25/2035		289	253
2.566% due 12/25/2034		59	56
JPMorgan Chase Commercial Mortgage Securities Corp.
4.678% due 07/15/2042		523	526
4.846% due 09/12/2037		4,839	4,966
4.959% due 08/15/2042		89	89
5.130% due 01/12/2043		173	174
5.247% due 01/12/2043		251	252
5.357% due 12/15/2044		444	457

JPMorgan Chase Commercial Mortgage Securities Trust
0.568% due 07/15/2019		2,999	2,921
0.643% due 07/15/2019		2,000	1,942
1.525% due 07/15/2046		1,878	1,892
2.093% due 11/15/2028		12,756	12,772
4.654% due 01/12/2037		810	813
4.878% due 01/15/2042		1,500	1,564
4.899% due 01/12/2037		2,940	3,048
5.326% due 08/12/2040		214	214
5.440% due 06/12/2047		12,910	14,358
5.884% due 02/12/2049		4,910	5,304
6.003% due 06/15/2049		12,239	13,216
JPMorgan Mortgage Trust
3.034% due 04/25/2035		6,263	5,769
LB-UBS Commercial Mortgage Trust
4.786% due 10/15/2029		9,489	9,801
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		333	332
Luminent Mortgage Trust
0.363% due 12/25/2036		1,356	1,006
0.373% due 12/25/2036		504	363
0.393% due 10/25/2046		431	350
Mach One Trust Commercial Mortgage-Backed
0.512% due 07/21/2037		8,497	8,359
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046		873	635
2.625% due 11/21/2034		3,053	3,128
MASTR Alternative Loan Trust
5.000% due 04/25/2019		250	257
6.000% due 08/25/2033		701	749
MASTR Asset Securitization Trust
5.500% due 09/25/2033		336	355
MASTR Seasoned Securitization Trust
6.205% due 09/25/2017		57	60
Mellon Residential Funding Corp.
0.893% due 11/15/2031		2,186	2,139
2.607% due 10/20/2029		1,361	1,351
Merrill Lynch Floating Trust
0.731% due 07/09/2021		36,547	36,362
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		7,956	6,910
0.443% due 11/25/2035		3,438	3,195
1.193% due 10/25/2035		5,458	5,399
1.664% due 10/25/2035		2,975	2,887
1.925% due 12/25/2032		13	13
Merrill Lynch Mortgage Trust
6.038% due 06/12/2050		860	916
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^		854	690
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		8,600	9,426
Morgan Stanley Capital Trust
1.085% due 03/15/2045		8,261	8,271
4.989% due 08/13/2042		2,175	2,313
5.010% due 04/15/2038		381	381
5.168% due 01/14/2042		8,075	8,445
5.378% due 11/14/2042		3,000	3,230
5.439% due 02/12/2044		479	490
5.610% due 04/15/2049		1,528	1,555
5.763% due 04/12/2049		838	842
Morgan Stanley Mortgage Loan Trust
0.413% due 02/25/2047		970	131
2.311% due 06/25/2036		221	200
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		4,300	4,833
5.982% due 08/15/2045		2,500	2,812
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	523	777
RBSSP Resecuritization Trust
0.513% due 08/26/2045		$13,171	11,799
0.693% due 10/26/2036		8,915	8,287
0.695% due 09/26/2036		6,775	6,665
2.475% due 12/26/2036		8,014	8,108
2.727% due 10/26/2036		8,756	8,944
Residential Accredit Loans, Inc. Trust
0.403% due 04/25/2046		273	138
0.443% due 08/25/2037		737	522
0.493% due 08/25/2035		1,411	1,105
1.528% due 09/25/2045		856	716
Residential Asset Securitization Trust
2.703% due 12/25/2034		5,480	5,387
5.750% due 02/25/2036 ^		247	201
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		49	51
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039		8,000	8,719

Sequoia Mortgage Trust
2.549% due 01/20/2047		420	345
2.652% due 04/20/2035		589	581
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	3,075	3,809
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		$88	67
2.578% due 02/25/2034		173	171
2.609% due 08/25/2035		1,097	1,011
Structured Asset Mortgage Investments Trust
0.323% due 03/25/2037		1,182	873
0.383% due 07/25/2046		3,153	2,380
0.413% due 05/25/2036		8,003	5,477
0.413% due 05/25/2046		1,233	658
0.423% due 05/25/2045		640	523
0.442% due 07/19/2035		7,670	7,479
0.473% due 02/25/2036		41	32
0.772% due 07/19/2034		40	40
0.852% due 09/19/2032		49	47
0.892% due 03/19/2034		587	580
0.892% due 04/19/2035		2,088	1,999
Structured Asset Securities Corp.
2.243% due 07/25/2032		107	105
2.352% due 01/25/2032		10	9
2.584% due 02/25/2032		134	135
2.718% due 10/28/2035		300	282
4.550% due 02/25/2034		114	117
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		185	184
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		4,558	4,521
0.313% due 09/15/2021		8,646	8,571
5.077% due 10/15/2035		1,821	1,829
5.421% due 04/15/2047		1,336	1,340
5.439% due 07/15/2041		5,147	5,257
5.932% due 06/15/2049		447	445
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045		70,293	72,739
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045		176	157
0.463% due 12/25/2045		323	302
0.483% due 10/25/2045		704	640
0.503% due 01/25/2045		257	235
0.869% due 02/25/2047		880	659
0.899% due 01/25/2047		631	589
0.909% due 01/25/2047		1,352	1,058
0.929% due 04/25/2047		1,936	1,681
0.979% due 12/25/2046		2,534	2,238
0.989% due 12/25/2046		1,287	987
1.169% due 08/25/2046		18,016	14,757
1.174% due 02/25/2046		3,115	2,813
1.368% due 11/25/2042		516	475
1.568% due 06/25/2042		639	585
1.568% due 08/25/2042		748	690
2.088% due 01/25/2037 ^		774	610
2.144% due 04/25/2037		536	418
2.211% due 03/25/2033		113	113
2.220% due 02/27/2034		110	112
2.220% due 01/25/2047		353	319
2.386% due 12/25/2036 ^		507	422
2.429% due 09/25/2033		3,330	3,344
2.443% due 02/25/2037 ^		1,334	1,030
2.462% due 09/25/2033		1,363	1,368
2.470% due 07/25/2046		344	318
2.470% due 08/25/2046		8,619	7,626
2.470% due 09/25/2046		641	595
2.470% due 11/25/2046		246	218
2.470% due 12/25/2046		1,341	1,249
2.553% due 02/25/2037 ^		3,072	2,544
2.658% due 09/25/2036 ^		897	732
4.480% due 05/25/2037 ^		1,258	1,016
4.853% due 02/25/2037 ^		1,655	1,367
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.139% due 05/25/2046		679	439
Washington Mutual MSC Mortgage Pass-Through Certificates
2.190% due 02/25/2033		45	43
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 07/25/2036 ^		1,117	987
2.626% due 09/25/2034		351	355
2.636% due 06/25/2035		3,916	3,877
2.641% due 03/25/2036		294	288
WFRBS Commercial Mortgage Trust
1.456% due 11/15/2044		2,620	2,643
1.607% due 06/15/2044		6,785	6,849

Total Mortgage-Backed Securities (Cost $999,460)			989,509

ASSET-BACKED SECURITIES 7.5%
ACA CLO Ltd.
0.526% due 07/25/2018		7,809	7,768
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		23	7
AIMCO CLO
0.526% due 10/20/2019		2,783	2,760
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		362	371
ALM Loan Funding
1.074% due 11/20/2020		6,855	6,849
AMMC CLO Ltd.
0.498% due 05/03/2018		536	536
0.646% due 07/25/2016		3,914	3,915
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		63	57
0.893% due 10/25/2031		391	338
0.893% due 08/25/2032		394	363
Amresco Residential Securities Mortgage Loan Trust
1.133% due 06/25/2029		99	89
Apidos CDO Ltd.
0.534% due 06/12/2020		7,094	7,057
0.536% due 07/27/2017		1,890	1,883
Ares CLO Ltd.
0.524% due 02/24/2018		690	690
0.903% due 11/25/2020		26,885	26,698
Asset-Backed European Securitisation Transaction SRL
1.020% due 09/21/2020	EUR	1,336	1,741
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034		$777	729
Asset-Backed Securities Corp. Home Equity Loan Trust
0.273% due 05/25/2037		39	38
0.468% due 09/25/2034		445	443
Avalon Capital Ltd.
0.544% due 02/24/2019		1,200	1,195
0.554% due 02/24/2019		770	770
Avenue CLO Ltd.
0.536% due 10/30/2017		5,879	5,878
Bear Stearns Asset-Backed Securities Trust
0.263% due 12/25/2036		131	128
0.273% due 10/25/2036		16	16
0.853% due 10/25/2032		548	510
0.993% due 10/27/2032		82	76
1.193% due 10/25/2037		2,850	2,464
1.193% due 11/25/2042		44	43
Black Diamond CLO Delaware Corp.
0.522% due 06/20/2017		320	320
BlackRock Senior Income Series Corp.
0.523% due 05/25/2017		1,554	1,549
BlueMountain CLO Ltd.
0.513% due 11/15/2017		6,704	6,709
Carrington Mortgage Loan Trust
0.513% due 10/25/2035		257	256
Celf Loan Partners Ltd.
1.381% due 07/25/2019		28,875	28,819
1.553% due 07/25/2019	GBP	22,090	33,532
Centurion CDO Ltd.
0.594% due 03/08/2017		$41,239	41,047
Chase Funding Trust
0.833% due 08/25/2032		36	32
CIT Group Home Equity Loan Trust
0.733% due 06/25/2033		36	33
Citibank Omni Master Trust
2.943% due 08/15/2018		152,091	156,231
4.900% due 11/15/2018		32,694	34,553
5.350% due 08/15/2018		14,800	15,567
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		772	572
0.303% due 08/25/2036		6	6
College Loan Corp. Trust
0.376% due 07/25/2024		42,191	41,776
Collegiate Funding Services Education Loan Trust
0.376% due 12/28/2021		427	425
ContiMortgage Home Equity Loan Trust
0.873% due 03/15/2027		1	1
Countrywide Asset-Backed Certificates
0.293% due 08/25/2037		6,685	6,567
0.373% due 09/25/2036		862	858
0.383% due 06/25/2036		555	533
0.673% due 12/25/2031		46	32
0.933% due 05/25/2032		239	219
1.053% due 05/25/2033		16	14

Countrywide Home Equity Loan Trust
0.333% due 01/15/2037		50	44
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		70	33
0.313% due 07/25/2037		547	276
Delta Funding Home Equity Loan Trust
1.013% due 09/15/2029		34	30
Denali Capital CLO Ltd.
0.536% due 04/21/2020		2,790	2,784
Dryden Leveraged Loan CDO
0.516% due 10/20/2020		7,564	7,490
Duane Street CLO Ltd.
0.528% due 01/11/2021		6,396	6,370
Educational Services of America, Inc.
0.923% due 04/25/2039		11,057	10,984
EMC Mortgage Loan Trust
0.893% due 01/25/2041		1,088	1,026
0.933% due 05/25/2040		68	64
Equity One ABS, Inc.
0.493% due 04/25/2034		596	493
0.753% due 11/25/2032		466	426
Fairbanks Capital Mortgage Loan Trust
1.468% due 05/25/2028		261	246
First NLC Trust
0.263% due 08/25/2037		656	321
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	309	295
1.960% due 07/15/2015		5,811	5,572
Fore CLO Ltd.
0.521% due 07/20/2019		$28,300	27,730
Four Corners CLO Ltd.
0.547% due 01/26/2020		3,585	3,560
Franklin CLO Ltd.
0.533% due 06/15/2018		9,875	9,717
Fraser Sullivan CLO Ltd.
0.533% due 03/15/2020		704	701
1.923% due 11/22/2022		10,100	10,128
Galaxy CLO Ltd.
0.536% due 10/20/2017		974	974
GCO Education Loan Funding Trust
0.353% due 11/25/2020		281	280
Goldentree Loan Opportunities Ltd.
0.972% due 10/18/2021		1,900	1,890
Gracechurch Card Funding PLC
0.890% due 02/15/2017		73,000	73,211
Greenpoint Home Equity Loan Trust
0.553% due 01/15/2030		165	144
GSAMP Trust
0.263% due 12/25/2036		481	241
GSRPM Mortgage Loan Trust
1.593% due 01/25/2032		12	12
Gulf Stream Sextant CLO Ltd.
0.504% due 08/21/2020		501	499
Halcyon Structured Asset Management CLO Ltd.
0.464% due 05/21/2018		7,337	7,336
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		2,226	2,225
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	152	198
Hewett’s Island CDO Ltd.
0.545% due 08/09/2017		$258	258
Home Equity Asset Trust
0.253% due 05/25/2037		16	16
1.113% due 02/25/2033		1	1
HSBC Home Equity Loan Trust
0.482% due 01/20/2034		1,031	1,013
HSI Asset Loan Obligation Trust
0.253% due 12/25/2036		139	44
Hyundai Capital Auto Funding Ltd.
1.193% due 09/20/2016		2,175	2,179
ING Investment Management CLO Ltd.
0.498% due 12/13/2020		4,027	4,001
0.528% due 12/13/2020		6,604	6,494
Inwood Park CDO Ltd.
0.501% due 01/20/2021		1,994	1,989
Irwin Home Equity Loan Trust
0.733% due 07/25/2032		111	92
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047		180	168
0.273% due 03/25/2037		1	1
Kingsland Ltd.
0.522% due 06/13/2019		8,883	8,895
Lafayette CLO Ltd.
1.674% due 09/06/2022		4,256	4,252

Landmark CDO Ltd.
0.552% due 07/15/2018		11,890	11,825
LCM Ltd.
1.877% due 01/14/2021		9,750	9,753
Lehman ABS Mortgage Loan Trust
0.283% due 06/25/2037		549	304
Lehman XS Trust
0.343% due 04/25/2037 ^		1,957	1,217
Leopard CLO BV
0.572% due 04/21/2020	EUR	3,118	4,007
LightPoint Pan-European CLO PLC
0.457% due 01/31/2022		1,477	1,879
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		$359	339
0.893% due 03/25/2032		65	57
Louisiana Public Facilities Authority
0.776% due 04/26/2021		1,025	1,026
Madison Park Funding Ltd.
0.545% due 05/10/2019		577	576
Marathon CLO Ltd.
0.542% due 12/20/2019		1,377	1,366
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		3,176	3,200
MASTR Asset-Backed Securities Trust
0.243% due 11/25/2036		87	38
0.243% due 01/25/2037		456	168
0.273% due 05/25/2037		19	19
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037		6	2
0.313% due 02/25/2037		431	189
Morgan Stanley ABS Capital, Inc.
0.253% due 05/25/2037		308	162
0.293% due 09/25/2036		30	21
0.993% due 07/25/2037		619	569
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		30,604	30,514
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036		13	5
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		3,025	3,028
Nautique Funding Ltd.
0.527% due 04/15/2020		1,925	1,888
Nelnet Education Loan Funding, Inc.
0.413% due 08/26/2019		1,212	1,209
Nelnet Student Loan Trust
0.976% due 07/25/2018		1,350	1,353
Neptune Finance CCS Ltd.
0.891% due 04/20/2020		7,900	7,880
New Century Home Equity Loan Trust
0.373% due 05/25/2036		730	433
0.453% due 06/25/2035		82	82
Northstar Education Finance, Inc.
0.416% due 01/28/2017		5,400	5,372
0.893% due 12/26/2031		20,933	20,767
Oak Hill Credit Partners
0.524% due 05/17/2021		1,456	1,453
Option One Mortgage Loan Trust
0.733% due 06/25/2032		28	26
0.733% due 08/25/2032		177	158
5.599% due 01/25/2037 ^		325	326
Pacifica CDO Corp.
0.536% due 01/26/2020		2,656	2,651
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		1,433	1,437
Park Place Securities, Inc.
0.453% due 09/25/2035		617	598
Popular ABS Mortgage Pass-Through Trust
0.283% due 06/25/2047 ^		742	669
Renaissance Home Equity Loan Trust
0.553% due 11/25/2034		232	213
0.633% due 08/25/2033		916	843
0.693% due 12/25/2033		391	392
Residential Asset Mortgage Products Trust
0.753% due 06/25/2032		6	6
Residential Asset Securities Corp. Trust
0.693% due 07/25/2032 ^		95	78
Securitized Asset-Backed Receivables LLC
0.233% due 01/25/2037		15	15
SLC Student Loan Trust
4.750% due 06/15/2033		9,393	8,780
SLM Student Loan Trust
0.276% due 07/25/2017		818	816
0.346% due 04/27/2020		7,887	7,870
0.346% due 04/25/2022		15,973	15,919
0.356% due 07/25/2019		3,205	3,192
0.356% due 04/25/2023		2,576	2,574

0.396% due 01/27/2025		7,000	6,933
0.406% due 04/25/2019		15	15
0.416% due 01/27/2020		60	60
0.426% due 01/25/2021		6,876	6,865
0.453% due 03/15/2024		2,000	1,910
0.893% due 01/25/2029		12,474	12,453
0.943% due 10/16/2023		1,631	1,632
1.243% due 06/15/2023		1,269	1,273
1.293% due 12/15/2021		4,546	4,568
1.376% due 10/25/2016		447	447
1.776% due 04/25/2023		12,764	13,137
2.350% due 04/15/2039		1,358	1,362
3.500% due 08/17/2043		16,647	15,731
South Carolina Student Loan Corp.
0.726% due 01/25/2021		2,569	2,572
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038		94	92
0.873% due 01/25/2034		90	81
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		1,775	1,771
Stone Tower CLO Ltd.
0.548% due 03/16/2018		11,874	11,808
Structured Asset Securities Corp.
0.293% due 01/25/2037		262	247
0.773% due 01/25/2033		946	886
1.694% due 04/25/2035		2,015	1,882
Trimaran CLO Ltd.
0.524% due 11/01/2018		973	965
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		81	31
WG Horizons CLO
0.533% due 05/24/2019		10,187	10,032
WhiteHorse Ltd.
0.544% due 05/01/2018		29,733	29,683

Total Asset-Backed Securities (Cost $937,564)			931,469

SOVEREIGN ISSUES 8.3%
Development Bank of Japan, Inc.
0.478% due 04/17/2015		51,500	51,444
1.736% due 04/27/2017		12,000	12,114
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		2,100	2,177
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	7,500	10,392
6.505% due 03/01/2019		7,400	10,310
Kommunalbanken A/S
0.454% due 02/20/2018		$18,426	18,421
0.474% due 04/01/2015		100	100
0.656% due 03/27/2017		64,900	65,519
1.000% due 02/09/2015		39,720	40,057
1.000% due 09/26/2017		5,300	5,173
1.750% due 10/05/2015		25,300	25,889
2.375% due 01/19/2016		6,350	6,599
2.750% due 05/05/2015		46,200	48,086
Kommunekredit
1.000% due 05/05/2015		20,000	20,182
Kommuninvest Sverige AB
1.000% due 10/24/2017		5,000	4,886
Mexico Government International Bond
5.000% due 06/15/2017	MXN	158,840	12,306
6.250% due 06/16/2016		4,421,640	358,649
Province of Ontario
0.423% due 04/01/2015		$15,110	15,145
0.950% due 05/26/2015		64,250	64,682
1.600% due 09/21/2016		15,100	15,331
2.700% due 06/16/2015		40,712	42,343
2.950% due 02/05/2015		76,800	79,733
4.500% due 02/03/2015		34,600	36,762
Qatar Government International Bond
5.150% due 04/09/2014		8,200	8,498
Republic of Korea
5.750% due 04/16/2014		8,781	9,104
State of North Rhine-Westphalia
0.576% due 04/28/2017		58,400	58,544
0.978% due 07/11/2017		3,000	3,051

Total Sovereign Issues (Cost $1,004,286)			1,025,497

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.534% due 07/29/2013 (c)		328	2,321

Total Preferred Securities (Cost $3,489)			2,321

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.7%
CERTIFICATES OF DEPOSIT 1.8%
Banco do Brasil S.A.
0.000% due 10/11/2013		$16,700	16,666
0.000% due 11/01/2013		8,000	7,978
0.000% due 01/24/2014		38,400	38,204
Dexia Credit Local S.A.
1.600% due 09/16/2013		36,125	36,197
1.650% due 09/12/2013		5,400	5,411
1.700% due 09/06/2013		111,850	112,067

			216,523

COMMERCIAL PAPER 5.2%
Banco Bilbao Vizcaya Argentaria S.A.
2.250% due 10/21/2013		2,700	2,691
2.500% due 10/21/2013		300	299
3.120% due 10/21/2013		101,200	100,857
British Telecommunications PLC
0.750% due 04/08/2014		7,550	7,514
0.750% due 04/10/2014		22,600	22,493
0.800% due 03/07/2014		42,000	41,835
Daimler Finance North America LLC
0.700% due 03/13/2014		19,200	19,122
Electricite de France S.A.
0.810% due 01/06/2014		29,500	29,440
0.825% due 01/15/2014		80,600	80,424
Entergy Corp.
0.940% due 11/07/2013		12,300	12,274
Ford Motor Credit Co. LLC
0.750% due 08/01/2013		10,000	9,994
Santander S.A.
1.400% due 07/02/2013		600	600
1.710% due 10/11/2013		51,300	51,175
2.050% due 10/11/2013		3,500	3,491
2.190% due 01/02/2014		13,900	13,800
2.370% due 01/02/2014		10,800	10,722
Standard Chartered Bank
0.858% due 09/26/2013		5,000	4,998
0.950% due 09/26/2013		40,500	40,481
Vodafone Group PLC
0.690% due 02/10/2014		9,200	9,169
0.720% due 01/28/2014		83,700	83,447
0.750% due 01/02/2014		24,400	24,339
0.780% due 01/02/2014		11,000	10,972
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013		25,800	25,773
0.740% due 10/10/2013		8,900	8,891
0.740% due 10/15/2013		26,100	26,070

			640,871

REPURCHASE AGREEMENTS (e) 0.1%			7,300

SHORT-TERM NOTES 0.3%
Export-Import Bank of Korea
1.226% due 07/26/2013		33,500	33,503

MEXICO TREASURY BILLS 0.0%
3.883% due 08/08/2013	MXN	1,000	77

U.S. TREASURY BILLS 0.1%
0.110% due 08/15/2013 - 05/29/2014 (b)(f)(h)	$6,962	6,956

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 9.2%
PIMCO Short-Term Floating NAV Portfolio	5,984	60
PIMCO Short-Term Floating NAV Portfolio III	113,550,412	1,134,482

		1,134,542

Total Short-Term Instruments (Cost $2,038,013)		2,039,772

Total Investments 117.1% (Cost $14,450,770)		$14,448,148
Other Assets and Liabilities (Net) (17.1%)		(2,114,979)

Net Assets 100.0%		$12,333,169

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,700	U.S. Treasury Bonds 2.750% due 08/15/2042	$(2,814)	$2,700	$2,700
SSB	0.010%	06/28/2013	07/01/2013	4,600	Freddie Mac 2.080% due 10/17/2022	(4,693)	4,600	4,600

						$(7,507)	$7,300	$7,300

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	12/13/2012	12/13/2014	$1,041	$(1,034)
BSN	0.110%	06/12/2013	07/02/2013	585,008	(585,042)
RBS	(0.010%)	06/25/2013	07/02/2013	248,750	(248,749)
	0.120%	06/25/2013	07/02/2013	404,694	(404,701)
	0.150%	06/18/2013	07/02/2013	23,529	(23,531)
RDR	0.140%	06/24/2013	07/01/2013	539,325	(539,340)
SAL	(1.250%)	02/22/2013	02/22/2015	9,191	(9,150)

					$(1,811,547)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
TDM	0.140%	06/04/2013	07/03/2013	$283,682	$(283,571)
	0.141%	06/04/2013	07/03/2013	69,463	(69,215)
	0.142%	06/04/2013	07/03/2013	81,307	(80,426)

					$(433,212)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,886,585 at a weighted average interest rate of 0.094%.
(3)	Payable for sale-buyback transactions includes $33 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $2,238,994 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.225%	05/24/2017		$2,870,000	$(19,098)	$(19,098)
Receive	3-Month USD-LIBOR	0.315%	12/18/2013		28,233,000	(357)	215
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	121,000	(1,424)	(2,200)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		120,000	(165)	(2,375)

						$(21,044)	$(23,458)

(g)	Securities with an aggregate market value of $43,717 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	2,244		$2,059	BRC	$8	$0	$8
07/2013		1,913		1,768	DUB	19	0	19
07/2013		2,762		2,555	HUS	30	0	30
07/2013		2,730		2,671	WST	176	0	176
07/2013	EUR	11,125		14,744	CBK	263	0	263
07/2013		338,459		438,207	JPM	0	(2,348)	(2,348)
07/2013		21,200		27,564	MSC	0	(33)	(33)
07/2013		2,500		3,348	RBC	94	0	94
07/2013		7,000		9,405	UAG	293	0	293
07/2013	JPY	795,880		8,061	UAG	36	0	36
07/2013		$1,695	AUD	1,818	MSC	0	(33)	(33)
07/2013		443,865	EUR	337,657	CBK	0	(4,354)	(4,354)
07/2013		1,070		802	HUS	0	(26)	(26)
08/2013	BRL	2,134		$1,050	UAG	101	0	101
08/2013	CNY	60,000		9,536	HUS	0	(152)	(152)
08/2013	EUR	247,178		323,224	CBK	1,445	0	1,445
08/2013		51,126		66,477	JPM	0	(80)	(80)
08/2013	MXN	148,591		12,153	BOA	716	0	716
08/2013		301,214		24,637	DUB	1,453	0	1,453
08/2013		148,591		12,142	JPM	705	0	705
08/2013		995		78	MSC	2	0	2
08/2013		$1,095	CHF	1,023	DUB	0	(12)	(12)
08/2013		3,831	CNY	24,000	DUB	44	0	44
08/2013		2,703		17,000	RYL	42	0	42
08/2013		3,027		19,000	UAG	41	0	41
08/2013		95,241	EUR	72,702	DUB	0	(597)	(597)
08/2013		48,993	MXN	599,228	BPS	0	(2,870)	(2,870)
09/2013	CAD	13,196		$12,936	BRC	413	0	413
09/2013		136		133	DUB	4	0	4
09/2013	GBP	4,456		6,764	BRC	0	(10)	(10)
09/2013		155,119		238,050	HUS	2,233	0	2,233
09/2013	MXN	4,438,158		351,512	HUS	11,349	0	11,349
09/2013		204,300		16,540	JPM	881	0	881
09/2013		9,099		731	MSC	34	0	34
09/2013		55,271		4,449	UAG	213	0	213
09/2013		$2,678	CAD	2,739	DUB	0	(79)	(79)
09/2013		150,608	EUR	112,344	CBK	0	(4,326)	(4,326)
09/2013		205,874	GBP	131,250	CBK	0	(6,343)	(6,343)
01/2014	DKK	138,982		$24,278	RYL	0	(24)	(24)
01/2014	EUR	146,400		195,374	BRC	4,614	0	4,614
01/2014		98,100		131,322	HUS	3,497	0	3,497
01/2014		$191,214	EUR	146,400	BRC	0	(454)	(454)
01/2014		130,818		98,100	HUS	0	(2,994)	(2,994)

						$28,706	$(24,735)	$3,971

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Anheuser-Busch InBev Worldwide, Inc.	CBK	1.000%	09/20/2015	0.247%		$10,000	$172	$127	$45
BP Capital Markets America, Inc.	BOA	1.000%	09/20/2015	0.330%		25,000	382	181	201
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.311%		600	57	11	46
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		2,100	198	(48)	246
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.330%		1,100	116	18	98
BP Capital Markets America, Inc.	HUS	1.000%	09/20/2015	0.330%		25,000	382	157	225
BP Capital Markets America, Inc.	HUS	1.000%	12/20/2015	0.373%		21,500	341	397	(56)
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.311%		3,000	284	21	263
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	12/20/2015	0.890%		25,000	75	152	(77)
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	06/20/2018	2.133%		12,000	(629)	(277)	(352)
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	12/20/2015	0.890%		19,200	58	117	(59)
General Electric Capital Corp.	BPS	1.000%	12/20/2015	0.642%		1,500	14	21	(7)
General Electric Capital Corp.	JPM	1.000%	12/20/2015	0.642%		71,200	650	1,011	(361)
Shell International Finance BV	CBK	1.000%	09/20/2015	0.189%		23,560	435	344	91
Sony Corp.	GST	1.000%	03/20/2016	1.191%	JPY	2,250,000	(112)	(89)	(23)
Teck Resources Ltd.	BOA	1.000%	12/20/2015	0.866%		$9,700	35	15	20
Teck Resources Ltd.	DUB	1.000%	12/20/2015	0.866%		5,000	18	15	3
Teck Resources Ltd.	GST	1.000%	12/20/2015	0.866%		10,000	36	30	6
Teck Resources Ltd.	JPM	1.000%	12/20/2015	0.866%		15,000	54	67	(13)
Teck Resources Ltd.	MYC	1.000%	12/20/2015	0.866%		10,000	36	9	27

							$2,602	$2,279	$323

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (4)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.231% based on the notional amount of currency received	12/20/2013	JPM	$29,219	EUR	22,002	$601	$(139)	$740
Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.260% based on the notional amount of currency received	01/31/2014	FBF	10,857		7,700	849	(103)	952
Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.300% based on the notional amount of currency received	05/30/2014	FBF	10,826		7,700	817	(134)	951

							$2,267	$(376)	$2,643

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

(h)	Securities with an aggregate market value of $16,148 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$51,800	$0	$51,800
Corporate Bonds & Notes
Banking & Finance	0	4,022,194	64,924	4,087,118
Industrials	0	1,829,178	0	1,829,178
Utilities	0	242,640	0	242,640
Municipal Bonds & Notes
Arkansas	0	6,806	0	6,806
California	0	91,018	0	91,018
Georgia	0	1,979	0	1,979
Massachusetts	0	10,303	0	10,303
Michigan	0	18,954	0	18,954
Minnesota	0	7,733	0	7,733
New Jersey	0	15,799	0	15,799
New York	0	56,791	0	56,791
North Carolina	0	4,236	0	4,236
South Dakota	0	1,021	0	1,021
U.S. Government Agencies	0	1,664,245	137,464	1,801,709
U.S. Treasury Obligations	0	1,232,495	0	1,232,495
Mortgage-Backed Securities	0	799,108	190,401	989,509
Asset-Backed Securities	0	876,771	54,698	931,469
Sovereign Issues	0	974,053	51,444	1,025,497
Preferred Securities
Banking & Finance	0	0	2,321	2,321
Short-Term Instruments
Certificates of Deposit	0	216,523	0	216,523
Commercial Paper	0	640,871	0	640,871
Repurchase Agreements	0	7,300	0	7,300
Short-Term Notes	0	33,503	0	33,503
Mexico Treasury Bills	0	77	0	77
U.S. Treasury Bills	0	6,956	0	6,956
Central Funds Used for Cash Management Purposes	1,134,542	0	0	1,134,542
	$1,134,542	$12,812,354	$501,252	$14,448,148

Financial Derivative Instruments - Assets
Credit Contracts	0	1,271	0	1,271
Foreign Exchange Contracts	0	31,349	0	31,349
Interest Rate Contracts	0	215	0	215
	$0	$32,835	$0	$32,835

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(948)	0	(948)
Foreign Exchange Contracts	0	(24,735)	0	(24,735)
Interest Rate Contracts	0	(23,673)	0	(23,673)

	$0	$(49,356)	$0	$(49,356)

Totals	$1,134,542	$12,795,833	$501,252	$14,431,627

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$64,819	$0	$0	$35	$0	$70	$0	$0	$64,924	$70
U.S. Government Agencies	144,461	0	(6,727)	0	0	(270)	0	0	137,464	(245)
Mortgage-Backed Securities	113,618	79,495	(2,444)	0	0	(268)	0	0	190,401	(261)
Asset-Backed Securities	47,380	41,041	(16,259)	14	97	128	0	(17,703)	54,698	8
Sovereign Issues	0	51,488	0	1	0	(45)	0	0	51,444	(45)
Preferred Securities
Banking & Finance	2,383	0	0	0	0	(62)	0	0	2,321	(62)

Totals	$372,661	$172,024	$(25,430)	$50	$97	$(447)	$0	$(17,703)	$501,252	$(535)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$64,924	Benchmark Pricing	Base Price	99.25 - 100.15
U.S. Government Agencies	311	Benchmark Pricing	Base Price	97.25 - 97.88
	137,153	Third Party Vendor	Broker Quote	99.88 - 100.63
Mortgage-Backed Securities	33,794	Benchmark Pricing	Base Price	98.75 - 100.00
	156,607	Third Party Vendor	Broker Quote	100.20 - 103.31
Asset-Backed Securities	52,519	Benchmark Pricing	Base Price	99.65 - 103.00
	2,179	Third Party Vendor	Broker Quote	100.17
Sovereign Issues	51,444	Benchmark Pricing	Base Price	100.01
Preferred Securities
Banking & Finance	2,321	Benchmark Pricing	Base Price	$ 7,183.47

Total	$501,252

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Cap StocksPLUS® AR Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 19.7%
BANKING & FINANCE 14.7%
Ally Financial, Inc.
4.500% due 02/11/2014		$2,500	$2,528
4.625% due 06/26/2015		3,500	3,589
6.750% due 12/01/2014		400	422
7.500% due 12/31/2013		3,000	3,082
7.500% due 09/15/2020		3,600	4,162
8.300% due 02/12/2015		3,200	3,456
American General Institutional Capital
7.570% due 12/01/2045		8,200	9,799
8.125% due 03/15/2046		100	121
American International Group, Inc.
5.050% due 10/01/2015		400	434
5.450% due 05/18/2017		1,800	1,987
8.250% due 08/15/2018		3,500	4,348
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,813
Banco do Brasil S.A.
2.963% due 07/02/2014		200	202
3.875% due 10/10/2022		700	615
5.875% due 01/19/2023		1,600	1,548
Banco Santander Brasil S.A.
2.373% due 03/18/2014		600	597
4.250% due 01/14/2016		1,000	1,015
Banco Santander Chile
1.876% due 01/19/2016		1,000	1,003
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		500	470
Bank of America Corp.
0.605% due 08/15/2016		400	386
1.696% due 01/30/2014		5,100	5,129
4.500% due 04/01/2015		1,700	1,784
Bank of America N.A.
6.000% due 10/15/2036		500	558
Bank of Montreal
2.850% due 06/09/2015		200	208
Banque PSA Finance S.A.
2.182% due 04/04/2014		500	496
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	5,600	11,157
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	209
6.500% due 03/10/2021		200	211
6.750% due 09/30/2022		3,900	4,222
7.250% due 04/22/2020		400	438
BNP Paribas S.A.
1.179% due 01/10/2014		1,000	1,003
Caledonia Generating LLC
1.950% due 02/28/2022		1,990	1,959
CIT Group, Inc.
4.750% due 02/15/2015		3,900	3,973
5.250% due 04/01/2014		2,900	2,951
Citigroup, Inc.
0.544% due 06/09/2016		4,600	4,442
1.727% due 01/13/2014		400	402
2.275% due 08/13/2013		4,200	4,209
5.000% due 09/15/2014		3,800	3,950
5.850% due 07/02/2013		100	100
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		1,600	1,606
Eksportfinans ASA
2.000% due 09/15/2015		700	676
Export-Import Bank of Korea
4.000% due 01/29/2021		2,000	1,992
5.875% due 01/14/2015		600	639
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		400	435
8.000% due 06/01/2014		4,900	5,183
8.000% due 12/15/2016		200	235
8.700% due 10/01/2014		100	109
General Electric Capital Corp.
7.500% due 08/21/2035		1,500	1,942
Goldman Sachs Group, Inc.
1.273% due 02/07/2014		2,400	2,407
International Lease Finance Corp.
4.875% due 04/01/2015		1,900	1,938
5.650% due 06/01/2014		100	102
6.500% due 09/01/2014		3,700	3,866
6.750% due 09/01/2016		200	217

Intesa Sanpaolo SpA
2.674% due 02/24/2014		400	402
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	100	130
0.893% due 02/26/2016		$7,000	6,990
Korea Development Bank
3.500% due 08/22/2017		200	205
Korea Finance Corp.
3.250% due 09/20/2016		600	622
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,900	3,072
Macquarie Group Ltd.
7.300% due 08/01/2014		500	527
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		200	226
Moody’s Corp.
4.500% due 09/01/2022		1,800	1,805
Morgan Stanley
0.757% due 10/15/2015		5,300	5,200
National Australia Bank Ltd.
0.998% due 04/11/2014		2,000	2,011
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015		800	802
Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,254
Petrobras Global Finance BV
2.000% due 05/20/2016		7,700	7,558
2.414% due 01/15/2019		200	197
3.000% due 01/15/2019		300	279
Pricoa Global Funding
0.476% due 09/27/2013		100	100
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	109
Rabobank Group
6.875% due 03/19/2020	EUR	900	1,265
RCI Banque S.A.
2.148% due 04/11/2014		$1,500	1,503
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		100	95
SLM Corp.
0.576% due 01/27/2014		4,000	3,965
5.000% due 10/01/2013		100	101
5.375% due 05/15/2014		800	817
6.250% due 01/25/2016		300	319
Springleaf Finance Corp.
6.900% due 12/15/2017		100	99
SSIF Nevada LP
0.977% due 04/14/2014		3,700	3,718
State Bank of India
4.500% due 10/23/2014		800	824
4.500% due 07/27/2015		100	104
Stone Street Trust
5.902% due 12/15/2015		200	215
Toyota Motor Credit Corp. CPI Linked Bond
2.270% due 09/10/2013		1,100	1,101
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,339	1,094
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		200	197

			157,231

INDUSTRIALS 4.2%
AbbVie, Inc.
1.033% due 11/06/2015		1,400	1,414
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		1,300	1,304
Braskem Finance Ltd.
5.750% due 04/15/2021		2,500	2,450
7.000% due 05/07/2020		1,000	1,065
CSN Resources S.A.
6.500% due 07/21/2020		400	392
Daimler Finance North America LLC
0.879% due 01/09/2015		2,300	2,308
DISH DBS Corp.
7.000% due 10/01/2013		2,100	2,126
7.750% due 05/31/2015		4,900	5,329
DP World Sukuk Ltd.
6.250% due 07/02/2017		1,100	1,180
Gerdau Holdings, Inc.
7.000% due 01/20/2020		400	424
GTL Trade Finance, Inc.
7.250% due 10/20/2017		700	763

Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	1,300	1,246
HCA, Inc.
7.875% due 02/15/2020	4,700	5,073
8.500% due 04/15/2019	400	430
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	300	338
President and Fellows of Harvard College
6.500% due 01/15/2039	1,100	1,493
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	2,900	2,909
Total Capital Canada Ltd.
0.657% due 01/15/2016	3,300	3,320
UAL Pass-Through Trust
10.400% due 05/01/2018	55	63
Volkswagen International Finance NV
0.874% due 11/20/2014	1,520	1,526
0.884% due 04/01/2014	390	391
1.074% due 02/17/2014	2,000	2,008
WM Wrigley Jr. Co.
3.700% due 06/30/2014	7,200	7,391

		44,943

UTILITIES 0.8%
British Telecommunications PLC
1.397% due 12/20/2013	6,400	6,433
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	500	447
Telefonica Chile S.A.
3.875% due 10/12/2022	500	459
TNK-BP Finance S.A.
6.625% due 03/20/2017	100	109
Verizon Communications, Inc.
0.474% due 03/06/2015	900	899

		8,347

Total Corporate Bonds & Notes (Cost $210,820)		210,521

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 1.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	124
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	500	594
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	4,142
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	491
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	600	675
San Luis Obispo County, California Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 09/01/2027	7,100	3,036
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.943% due 07/01/2040	1,800	1,985
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	438

		11,485

COLORADO 0.5%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	4,867

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	900	944
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,000	1,152

		2,096

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	130

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,288

NEW YORK 0.6%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,000	1,145
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	109
New York City, New York Water & Sewer System Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
4.750% due 06/15/2033	3,300	3,447
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,147

		5,848

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	88

TEXAS 0.2%
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2022	2,000	2,207
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	300	346

		2,553

VIRGINIA 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,000	1,119

Total Municipal Bonds & Notes (Cost $27,394)		29,474

U.S. GOVERNMENT AGENCIES 28.6%
Fannie Mae
0.543% due 07/25/2037	220	222
0.573% due 07/25/2037	216	217
0.593% due 09/25/2035	390	389
0.643% due 09/25/2035	305	308
0.875% due 08/28/2017 - 05/21/2018	7,400	7,219
0.933% due 03/25/2040	505	511
1.250% due 01/30/2017	1,300	1,309
2.310% due 08/01/2022	100	96
2.500% due 07/01/2028	38,000	38,184
2.870% due 09/01/2027	300	270
3.000% due 08/01/2043	7,000	6,821
4.000% due 08/01/2025 - 08/01/2043	62,421	64,949
4.500% due 04/01/2025 - 08/01/2043	37,222	39,471
4.501% due 07/01/2019	954	1,066
5.000% due 02/13/2017 - 07/01/2043	31,183	33,728
5.375% due 06/12/2017	100	116
5.500% due 09/01/2023 - 08/01/2043	6,801	7,395
6.000% due 05/01/2041	938	1,019
7.500% due 04/01/2024 - 11/01/2037	732	854
Freddie Mac
0.233% due 12/25/2036	22	22
0.343% due 07/15/2019	14	14
0.875% due 03/07/2018	1,600	1,550
0.903% due 10/15/2037	141	142
1.000% due 06/29/2017 - 09/29/2017	7,200	7,123
1.250% due 10/02/2019	600	569
1.750% due 05/30/2019	600	592
2.375% due 01/13/2022	100	97
3.000% due 08/01/2019	15,900	15,931
4.500% due 12/01/2039 - 07/01/2043	8,933	9,427
5.500% due 08/23/2017 - 05/01/2040	2,103	2,271
6.000% due 04/01/2040 - 07/01/2043	1,027	1,113
Ginnie Mae
3.000% due 05/15/2043 - 07/01/2043	30,000	29,668
3.500% due 02/15/2042 - 07/01/2043	28,000	28,766
6.000% due 12/15/2038	461	511
Small Business Administration
5.290% due 12/01/2027	98	108
5.720% due 01/01/2029	1,848	2,082
6.020% due 08/01/2028	1,715	1,954

Total U.S. Government Agencies (Cost $310,146)		306,084

U.S. TREASURY OBLIGATIONS 10.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	717	736
0.125% due 01/15/2022	205	201
0.125% due 07/15/2022	1,820	1,779
0.625% due 07/15/2021	310	320
0.625% due 02/15/2043	5,462	4,591
0.750% due 02/15/2042 (h)	25,728	22,653

1.125% due 01/15/2021		213	227
1.250% due 07/15/2020		533	579
1.750% due 01/15/2028		3,219	3,606
1.875% due 07/15/2019		545	614
2.375% due 01/15/2025		1,727	2,057
2.375% due 01/15/2027 (h)		2,422	2,913
2.500% due 01/15/2029 (h)		8,448	10,410
U.S. Treasury Notes
0.625% due 11/30/2017		2,300	2,241
0.625% due 04/30/2018		3,400	3,285
0.750% due 10/31/2017		700	687
0.750% due 12/31/2017 (h)(j)		6,700	6,553
0.750% due 02/28/2018 (h)(j)		42,200	41,153
0.875% due 01/31/2018 (h)		3,800	3,731
1.375% due 05/31/2020		2,300	2,218
2.625% due 04/30/2018		1,000	1,060
2.875% due 03/31/2018		300	322

Total U.S. Treasury Obligations (Cost $115,360)			111,936

MORTGAGE-BACKED SECURITIES 3.4%
Adjustable Rate Mortgage Trust
3.779% due 11/25/2037 ^		14,531	9,248
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	163	213
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$143	144
Banc of America Large Loan Trust
2.493% due 11/15/2015		536	538
Chaseflex Trust
0.493% due 07/25/2037		737	543
Citigroup Mortgage Loan Trust, Inc.
0.263% due 01/25/2037		10	6
2.570% due 03/25/2036		1,076	971
5.292% due 08/25/2035		538	529
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.392% due 07/15/2044		490	496
Countrywide Alternative Loan Trust
0.353% due 02/25/2047		45	35
0.393% due 06/25/2037		156	123
1.168% due 02/25/2036		16	13
Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035		22	21
2.915% due 11/25/2034		18	17
5.500% due 11/25/2035 ^		150	135
Granite Master Issuer PLC
0.733% due 12/20/2054	GBP	2,387	3,540
0.813% due 12/20/2054		1,074	1,592
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	17	22
0.829% due 03/20/2044	GBP	520	778
0.829% due 06/20/2044		406	607
0.884% due 01/20/2044		26	39
0.889% due 09/20/2044		120	180
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		$1,000	1,018
GS Mortgage Securities Trust
1.103% due 03/06/2020		1,225	1,229
1.260% due 03/06/2020		1,000	1,003
GSR Mortgage Loan Trust
5.083% due 11/25/2035		28	28
Harborview Mortgage Loan Trust
0.362% due 12/19/2036 ^		1,427	874
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		171	174
JPMorgan Mortgage Trust
2.868% due 08/25/2034		303	297
4.479% due 02/25/2035		9	9
5.263% due 07/25/2035		213	219
5.750% due 01/25/2036		44	40
Leek Finance Ltd.
0.789% due 12/21/2037	GBP	661	1,032
Merrill Lynch Floating Trust
0.731% due 07/09/2021		$3,191	3,182
Merrill Lynch Mortgage Investors Trust
5.141% due 09/25/2035		453	431
Morgan Stanley Capital Trust
5.610% due 04/15/2049		113	115
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	1,121	1,389
Structured Adjustable Rate Mortgage Loan Trust
2.535% due 04/25/2035		$501	478
Structured Asset Securities Corp.
2.718% due 10/28/2035		433	407
Titan Europe PLC
0.784% due 10/23/2016	GBP	870	1,259

UBS Commercial Mortgage Trust
0.768% due 07/15/2024		$135	135
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		1,445	1,434
WaMu Mortgage Pass-Through Certificates
0.899% due 01/25/2047		49	45
2.470% due 09/25/2046		92	85
2.470% due 10/25/2046		86	77
Wells Fargo Mortgage-Backed Securities Trust
2.641% due 03/25/2036		882	826
5.409% due 12/25/2036		848	821

Total Mortgage-Backed Securities (Cost $36,665)			36,397

ASSET-BACKED SECURITIES 4.3%
Apidos CDO Ltd.
0.536% due 07/27/2017		270	269
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034		8	8
0.833% due 07/25/2035		300	265
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036		1	1
0.303% due 02/25/2037		4,888	4,293
0.353% due 08/25/2036		1,699	1,159
0.393% due 12/25/2036		596	536
Centurion CDO Ltd.
0.594% due 03/08/2017		3,760	3,743
Citibank Omni Master Trust
2.943% due 08/15/2018		1,700	1,746
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		51	38
Countrywide Asset-Backed Certificates
0.373% due 09/25/2036		81	81
Credit-Based Asset Servicing and Securitization LLC
0.313% due 07/25/2037		14	7
Duane Street CLO Ltd.
0.525% due 11/08/2017		301	301
0.528% due 01/11/2021		4,709	4,689
Eurocredit CDO BV
0.808% due 10/20/2016	EUR	2,607	3,360
First Franklin Mortgage Loan Trust
0.723% due 09/25/2035		$4,000	3,616
Globaldrive BV
2.470% due 08/20/2017	EUR	212	277
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		$311	308
1.132% due 11/20/2036		288	288
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047		14	13
Lafayette CLO Ltd.
1.674% due 09/06/2022		419	418
Morgan Stanley ABS Capital, Inc.
0.243% due 07/25/2036		7	3
NOB Hill CLO Ltd.
0.525% due 08/15/2018		1,499	1,492
Pacifica CDO Corp.
0.536% due 01/26/2020		618	617
Residential Asset Securities Corp. Trust
0.443% due 04/25/2037		18,700	15,601
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	953	1,217
3.443% due 05/16/2044		$388	402
3.500% due 08/17/2043		411	388
Soundview Home Loan Trust
0.253% due 11/25/2036		10	4
South Texas Higher Education Authority, Inc.
0.774% due 10/01/2020		1,047	1,046
Venture CDO Ltd.
0.496% due 07/22/2021		400	388

Total Asset-Backed Securities (Cost $46,854)			46,574

SOVEREIGN ISSUES 2.1%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	300	390
Junta de Castilla y Leon
6.505% due 03/01/2019		200	279
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	317
Mexico Government International Bond
5.000% due 06/16/2016 (b)	MXN	17,084	1,466
6.250% due 06/16/2016		8,000	649
10.000% due 12/05/2024		5,700	594
Province of British Columbia
4.300% due 06/18/2042	CAD	100	103

Province of Ontario
0.950% due 05/26/2015		$600	604
1.100% due 10/25/2017		200	195
1.650% due 09/27/2019		500	478
2.850% due 06/02/2023	CAD	8,700	7,939
3.150% due 06/02/2022		1,100	1,042
4.000% due 06/02/2021		900	914
4.200% due 06/02/2020		100	103
4.300% due 03/08/2017		100	103
Province of Quebec
2.750% due 08/25/2021		$2,400	2,360
3.500% due 07/29/2020		100	105
3.500% due 12/01/2022	CAD	3,200	3,090
4.250% due 12/01/2021		100	103
4.500% due 12/01/2018		300	315
Qatar Government International Bond
5.250% due 01/20/2020		$1,500	1,684

Total Sovereign Issues (Cost $24,006)			22,833

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		4,400	5,254

Total Convertible Preferred Securities (Cost $5,487)			5,254

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.534% due 07/29/2013 (c)		2	14

Total Preferred Securities (Cost $21)			14

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.6%
CERTIFICATES OF DEPOSIT 1.3%
Banco do Brasil S.A.
0.000% due 01/24/2014		$300	298
Dexia Credit Local S.A.
1.650% due 09/12/2013		7,900	7,916
1.700% due 09/06/2013		4,700	4,709
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		900	896
0.000% due 11/01/2013		400	398

			14,217

COMMERCIAL PAPER 3.5%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		6,200	6,179
British Telecommunications PLC
0.750% due 04/08/2014		600	596
Entergy Corp.
0.790% due 07/08/2013		900	900
0.790% due 07/23/2013		600	600
0.790% due 08/05/2013		2,300	2,298
0.790% due 08/13/2013		2,200	2,198
0.790% due 08/14/2013		1,100	1,099
0.800% due 07/15/2013		600	600
0.800% due 07/18/2013		1,000	1,000
0.800% due 08/27/2013		400	400
0.940% due 11/04/2013		300	299
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		800	797
1.021% due 11/08/2013		1,400	1,395
1.021% due 12/20/2013		1,600	1,592
Santander S.A.
2.370% due 01/02/2014		3,600	3,574
3.100% due 10/01/2013		1,300	1,297
Vodafone Group PLC
0.700% due 02/10/2014		1,800	1,794

Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		2,200	2,196
0.740% due 10/10/2013		6,900	6,893
0.740% due 10/15/2013		2,200	2,198

			37,905

REPURCHASE AGREEMENTS (e) 1.2%			12,755

MEXICO TREASURY BILLS 4.7%
3.830% due 07/18/2013 - 09/19/2013 (a)	MXN	653,100	50,072

U.S. TREASURY BILLS 0.3%
0.024% due 08/08/2013 - 05/01/2014 (a)(f)		$3,026	3,026

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 30.6%
PIMCO Short-Term Floating NAV Portfolio		161	1
PIMCO Short-Term Floating NAV Portfolio III		32,847,327	328,178

			328,179

Total Short-Term Instruments (Cost $448,727)			446,154

Total Investments 113.5% (Cost $1,225,480)			$1,215,241
Written Options (g)(i) (0.3%) (Premiums $1,016)			(3,184)
Other Assets and Liabilities (Net) (13.2%)			(141,223)

Net Assets 100.0%			$1,070,834

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$11,200	U.S. Treasury Bonds 2.750% due 08/15/2042	$(11,672)	$11,200	$11,200
SSB	0.010%	06/28/2013	07/01/2013	1,555	Fannie Mae 2.200% due 10/17/2022	(1,587)	1,555	1,555

						$(13,259)	$12,755	$12,755

(1)	Includes accrued interest.

(f)	Securities with an aggregate market value of $1,500 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	82	$48	$(236)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	82	24	(2)

				$72	$(238)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	6	$1
3-Month Euribor June Futures	Long	06/2015	13	(7)
3-Month Euribor March Futures	Long	03/2015	12	(6)
3-Month Euribor September Futures	Long	09/2015	1	(1)
90-Day Eurodollar December Futures	Long	12/2015	328	(542)
90-Day Eurodollar June Futures	Long	06/2015	306	(135)
90-Day Eurodollar March Futures	Long	03/2016	44	(79)
90-Day Eurodollar September Futures	Long	09/2014	125	22
90-Day Eurodollar September Futures	Long	09/2015	75	(99)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	7	3
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	7	(9)
Russell 2000 Mini Index September Futures	Long	09/2013	3,371	(1,145)

				$(1,997)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$2,400	$(37)	$(34)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		45,200	158	(190)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		11,500	1,575	801
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	600	(1)	2
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		1,700	(2)	1

						$1,693	$580

(h)	Securities with an aggregate market value of $18,835 and cash of $193 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	35		$32	HUS	$0	$0	$0
07/2013	EUR	14,926		19,280	MSC	0	(148)	(148)
07/2013	JPY	109,300		1,116	BPS	14	0	14
07/2013		24,600		252	BRC	4	0	4
07/2013		39,800		407	MSC	5	0	5
07/2013		350,199		3,547	UAG	16	0	16
07/2013	MXN	55,365		4,482	GLM	218	0	218
07/2013		28,719		2,345	JPM	131	0	131
07/2013	MYR	311		100	DUB	2	0	2
07/2013		309		100	JPM	2	0	2
07/2013		597		193	UAG	4	0	4
07/2013		$1,350	EUR	1,016	BRC	0	(27)	(27)
07/2013		13,104		9,963	CBK	0	(136)	(136)
07/2013		1,083		842	DUB	13	0	13
07/2013		4,139		3,105	FBF	0	(97)	(97)
07/2013		1,992	JPY	194,200	BRC	0	(34)	(34)
07/2013		2,454		233,600	JPM	0	(99)	(99)
07/2013		300	MYR	913	BRC	0	(12)	(12)
07/2013		100		305	FBF	0	(4)	(4)
08/2013	EUR	100		$126	BPS	0	(4)	(4)
08/2013		6,939		9,074	CBK	41	0	41
08/2013	IDR	992,000		100	HUS	3	0	3
08/2013	MXN	57,560		4,744	BOA	316	0	316
08/2013		989		80	DUB	4	0	4
08/2013		15,241		1,242	FBF	70	0	70
08/2013		27,593		2,227	HUS	104	0	104
08/2013		21,098		1,736	JPM	113	0	113
08/2013		70,777		5,720	MSC	282	0	282
08/2013		$2,632	BRL	5,347	UAG	0	(252)	(252)
08/2013		1,299	EUR	996	FBF	0	(3)	(3)
08/2013		1,207		928	MSC	1	0	1
08/2013		100	IDR	992,000	JPM	0	(3)	(3)
09/2013	CAD	14,996		$14,718	DUB	488	0	488
09/2013	EUR	100		126	BOA	0	(5)	(5)
09/2013		1,000		1,262	UAG	0	(40)	(40)
09/2013	GBP	15,332		23,529	HUS	221	0	221
09/2013	MXN	153,803		12,153	BPS	365	0	365
09/2013		3,944		317	DUB	14	0	14
09/2013		57,451		4,721	FBF	315	0	315
09/2013		5,590		432	HUS	7	(3)	4
09/2013		52,775		4,110	JPM	75	(9)	66
09/2013		2,005		152	MSC	0	(2)	(2)
09/2013		110,515		8,948	UAG	481	(2)	479
09/2013		$1,097	GBP	714	BRC	0	(11)	(11)
09/2013		2,179		1,388	FBF	0	(69)	(69)
09/2013		11	MXN	145	BOA	0	0	0
09/2013		21		278	BPS	0	0	0
09/2013		10		133	BRC	0	0	0
09/2013		6,232		76,953	JPM	0	(333)	(333)
09/2013		46		587	MSC	0	(1)	(1)
09/2013		43		564	UAG	0	0	0
04/2014	EUR	100		$127	CBK	0	(4)	(4)
06/2014		200		254	FBF	0	(7)	(7)
08/2014		100		127	BPS	0	(4)	(4)

						$3,309	$(1,309)	$2,000

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	4,300	$8	$(5)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		4,300	10	(12)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,100	2	(1)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,100	2	(3)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,100	2	(1)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,100	2	(3)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$4,800	34	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	3,300	7	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		200	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$4,500	3	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		4,500	26	(149)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		22,400	59	(359)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		2,800	2	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		4,500	5	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		4,500	25	(128)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		2,800	8	(61)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		9,400	32	(151)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		20,800	57	(374)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		37,800	38	(7)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		37,800	161	(543)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		10,400	6	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		10,400	27	(227)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		19,800	100	(285)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		4,500	2	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		4,500	17	(128)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	1,200	6	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		400	2	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$2,200	9	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,200	15	(34)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(11)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,300	7	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,300	21	(50)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		9,900	49	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		9,900	37	(151)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,300	29	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,300	31	(126)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,000	15	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,000	21	(46)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,800	19	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,800	21	(88)

								$925	$(2,945)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$2,100	$15	$(1)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$4	$0

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%	$100	$1	$1	$0
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%	500	(2)	(7)	5
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%	1,000	(12)	(1)	(11)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%	1,800	(22)	(5)	(17)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%	1,000	(4)	(10)	6
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.440%	1,800	(23)	(3)	(20)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.252%	500	(3)	(7)	4
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%	1,300	(17)	(2)	(15)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.709%	2,200	18	(23)	41
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.318%	1,700	39	0	39
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%	300	6	0	6
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.318%	900	21	0	21
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.318%	900	21	0	21
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.228%	800	(5)	(15)	10
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.228%	600	(4)	(10)	6
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.228%	100	(1)	(2)	1
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.228%	200	(2)	(4)	2
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.228%	100	(1)	(2)	1
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.440%	600	(58)	(42)	(16)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%	300	(29)	(21)	(8)
JPMorgan Chase & Co.	CBK	1.000%	06/20/2014	0.341%	3,200	22	30	(8)
MetLife, Inc.	BOA	1.000%	12/20/2014	0.412%	1,200	11	(22)	33
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%	400	4	(10)	14
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.914%	3,100	9	0	9
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%	600	3	(4)	7
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%	2,000	6	5	1
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.880%	800	3	(6)	9
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.880%	1,000	4	(6)	10
Prudential Financial, Inc.	GST	1.000%	09/20/2016	0.846%	700	3	(14)	17
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%	300	4	2	2

						$(8)	$(178)	$170

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$2,600	$72	$152	$(80)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	1,000	27	130	(103)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	500	13	62	(49)
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	193	3	0	3

					$115	$344	$(229)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	1,000	$(16)	$1	$(17)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		300	(6)	(1)	(5)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		900	(17)	0	(17)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		700	(12)	0	(12)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	1,100	1	0	1
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		32,500	(43)	5	(48)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,700	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		43,000	(57)	7	(64)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		9,000	1	(5)	6
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,000	1	(1)	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		2,000	1	(1)	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		1,000	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		2,400	(13)	(4)	(9)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		17,000	(92)	(34)	(58)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		6,700	(36)	(13)	(23)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		4,000	(11)	(2)	(9)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		2,000	(6)	(1)	(5)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		200	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		200	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		300	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		200	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		400	(2)	(2)	0

							$(313)	$(54)	$(259)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	108,457	3-Month USD-LIBOR less a specified spread	$471,854	05/15/2014	BOA	$18,581
Receive	Russell 2000 Index	52,000	3-Month USD-LIBOR less a specified spread	217,502	10/15/2013	FCT	17,780

							$36,361

(j)	Securities with an aggregate market value of $1,885 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$155,070	$2,161	$157,231
Industrials	0	44,880	63	44,943
Utilities	0	8,347	0	8,347
Municipal Bonds & Notes
California	0	11,485	0	11,485
Colorado	0	4,867	0	4,867
Illinois	0	2,096	0	2,096
Nevada	0	130	0	130
New Jersey	0	1,288	0	1,288
New York	0	5,848	0	5,848
Ohio	0	88	0	88
Texas	0	2,553	0	2,553
Virginia	0	1,119	0	1,119
U.S. Government Agencies	0	306,084	0	306,084
U.S. Treasury Obligations	0	111,936	0	111,936
Mortgage-Backed Securities	0	36,397	0	36,397
Asset-Backed Securities	0	42,413	4,161	46,574
Sovereign Issues	0	22,833	0	22,833
Convertible Preferred Securities
Banking & Finance	5,254	0	0	5,254
Preferred Securities
Banking & Finance	0	0	14	14
Short-Term Instruments
Certificates of Deposit	0	14,217	0	14,217
Commercial Paper	0	37,905	0	37,905
Repurchase Agreements	0	12,755	0	12,755
Mexico Treasury Bills	0	50,072	0	50,072
U.S. Treasury Bills	0	3,026	0	3,026
Central Funds Used for Cash Management Purposes	328,179	0	0	328,179
	$333,433	$875,409	$6,399	$1,215,241

Financial Derivative Instruments - Assets
Credit Contracts	0	268	0	268
Equity Contracts	0	36,361	0	36,361
Foreign Exchange Contracts	0	3,309	0	3,309
Interest Rate Contracts	26	815	0	841
	$26	$40,753	$0	$40,779

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(327)	0	(327)
Equity Contracts	(1,145)	0	0	(1,145)
Foreign Exchange Contracts	0	(1,309)	0	(1,309)
Interest Rate Contracts	(878)	(3,677)	(1)	(4,556)

	$(2,023)	$(5,313)	$(1)	$(7,337)

Totals	$331,436	$910,849	$6,398	$1,248,683

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,261	$0	$(70)	$0	$0	$(30)	$0	$0	$2,161	$(47)
Industrials	73	0	(9)	0	0	(1)	0	0	63	0
Asset-Backed Securities	709	3,742	(290)	0	0	0	0	0	4,161	0
Preferred Securities
Banking & Finance	14	0	0	0	0	0	0	0	14	0

	$3,057	$3,742	$(369)	$0	$0	$(31)	$0	$0	$6,399	$(47)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(1)	$0	$0	$0	$0	$0	$0	$0	$(1)	$0

Totals	$3,056	$3,742	$(369)	$0	$0	$(31)	$0	$0	$6,398	$(47)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,161	Benchmark Pricing	Base Price	100.82 - 100.88
Industrials	63	Third Party Vendor	Broker Quote	115.00
Asset-Backed Securities	4,161	Benchmark Pricing	Base Price	99.65 - 100.00
Preferred Securities
Banking & Finance	14	Benchmark Pricing	Base Price	$ 7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(1)	Indicative Market Quotation	Broker Quote	0.16

Total	$6,398

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.5%
Bausch & Lomb, Inc.
4.000% due 05/17/2019		$594	$596
H.J. Heinz Co.
3.500% due 06/05/2020		800	801
Health Management Associates, Inc.
3.500% due 11/18/2018		1,261	1,261
Hologic, Inc.
4.500% due 08/01/2019		993	997
MGM Resorts International, Inc.
3.500% due 12/20/2019		697	692
OSI Restaurant Partners LLC
3.500% due 10/26/2019		975	973
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,248	1,251
Walter Investment Management Corp.
5.750% due 11/28/2017		975	981
WMG Acquisition Corp.
3.750% due 07/01/2020		402	400

Total Bank Loan Obligations (Cost $7,811)			7,952

CORPORATE BONDS & NOTES 14.5%
BANKING & FINANCE 8.8%
Ally Financial, Inc.
4.500% due 02/11/2014		900	910
4.625% due 06/26/2015		1,600	1,641
6.750% due 12/01/2014		300	317
8.300% due 02/12/2015		1,500	1,620
American International Group, Inc.
5.850% due 01/16/2018		200	225
Banco do Brasil S.A.
3.875% due 10/10/2022		700	615
Banco Santander Chile
1.876% due 01/19/2016		100	100
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,145
CIT Group, Inc.
4.250% due 08/15/2017		1,100	1,110
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,036
Eksportfinans ASA
1.600% due 03/20/2014	JPY	16,000	160
2.375% due 05/25/2016		$700	674
3.000% due 11/17/2014		2,100	2,105
Export-Import Bank of Korea
2.072% due 03/21/2015		1,600	1,601
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,014
8.700% due 10/01/2014		500	545
General Motors Financial Co., Inc.
2.750% due 05/15/2016		800	788
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		3,000	3,566
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		300	332
HSBC Bank PLC
2.000% due 01/19/2014		1,100	1,110
HSBC Holdings PLC
4.875% due 01/14/2022		800	865
ING Bank NV
2.000% due 09/25/2015		1,300	1,312
International Lease Finance Corp.
3.875% due 04/15/2018		1,300	1,224
4.875% due 04/01/2015		900	918
7.125% due 09/01/2018		500	555
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	689
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,256
LBG Capital PLC
7.869% due 08/25/2020	GBP	100	155
9.125% due 07/15/2020		1,300	2,129
LeasePlan Corp. NV
2.500% due 05/16/2018		$1,500	1,447
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		100	134

Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,116
Morgan Stanley
5.500% due 01/26/2020		3,400	3,653
Petrobras Global Finance BV
2.414% due 01/15/2019		600	589
3.000% due 01/15/2019		1,100	1,024
Prudential Covered Trust
2.997% due 09/30/2015		1,080	1,115
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	273
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		$1,000	1,046
SL Green Realty Corp.
4.500% due 12/01/2022		800	773
SLM Corp.
0.576% due 01/27/2014		300	297
5.000% due 04/15/2015		200	207
5.375% due 05/15/2014		500	511
8.450% due 06/15/2018		1,200	1,338
Standard Chartered PLC
3.200% due 05/12/2016		100	105
3.850% due 04/27/2015		900	939
UBS AG
7.625% due 08/17/2022		700	769
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	447
Weyerhaeuser Co.
7.375% due 10/01/2019		$1,500	1,773

			48,273

INDUSTRIALS 5.1%
Altria Group, Inc.
9.250% due 08/06/2019		540	716
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	9,100	684
American Tower Corp.
4.500% due 01/15/2018		$700	747
5.050% due 09/01/2020		200	210
7.000% due 10/15/2017		700	812
Anadarko Petroleum Corp.
8.700% due 03/15/2019		900	1,159
Anglo American Capital PLC
9.375% due 04/08/2014		1,500	1,590
Ashland, Inc.
3.000% due 03/15/2016		1,300	1,313
Boston Scientific Corp.
6.000% due 01/15/2020		1,600	1,813
Cemex Finance LLC
9.500% due 12/14/2016		1,200	1,275
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		1,000	1,085
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,000	1,035
Dow Chemical Co.
8.550% due 05/15/2019		100	128
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	215
Georgia-Pacific LLC
5.400% due 11/01/2020		1,700	1,898
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		2,500	2,397
Kraft Foods Group, Inc.
1.625% due 06/04/2015		300	303
2.250% due 06/05/2017		100	101
NBCUniversal Media LLC
5.150% due 04/30/2020		2,400	2,735
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	994
OGX Austria GmbH
8.375% due 04/01/2022		1,000	300
8.500% due 06/01/2018		600	195
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		150	160
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,812
Transocean, Inc.
6.000% due 03/15/2018		1,800	2,019

Verizon Wireless Capital LLC
8.500% due 11/15/2018		1,400	1,820

			27,516

UTILITIES 0.6%
AES Corp.
7.750% due 03/01/2014		474	490
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022		900	828
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	800	1,052
Verizon Communications, Inc.
6.100% due 04/15/2018		$800	937

			3,307

Total Corporate Bonds & Notes (Cost $78,208)			79,096

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 0.4%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	519
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		900	1,210
7.950% due 03/01/2036		150	178

			1,907

LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	329

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	99

NEW YORK 1.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,196
6.814% due 11/15/2040		200	241
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040		900	1,020
6.271% due 12/01/2037		100	118
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038		800	847
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044		200	229
6.124% due 06/15/2042		100	112
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.250% due 06/15/2044		1,150	1,233
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2047		700	731
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2026		1,310	1,466
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	161

			7,354

OHIO 0.2%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		700	890
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	259

			1,149

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041		100	108

Total Municipal Bonds & Notes (Cost $11,511)			10,946

U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
0.563% due 05/25/2037		121	121
0.743% due 09/25/2041		636	644
0.863% due 03/25/2038		1,317	1,332
2.500% due 07/01/2043		19,000	17,649
2.900% due 06/01/2020		1,281	1,312

3.000% due 07/01/2043	18,000	17,587
3.500% due 10/01/2013 - 07/01/2043	22,352	23,054
4.000% due 10/01/2024 - 08/01/2043	12,941	13,476
4.500% due 12/01/2033 - 08/01/2043	21,109	22,330
5.000% due 06/01/2035 - 07/01/2043	8,835	9,522
5.500% due 08/01/2043	4,000	4,336
5.857% due 03/25/2037 (a)	752	111
5.957% due 11/25/2039 (a)	594	78
6.000% due 05/01/2024	1,006	1,107
6.187% due 03/25/2037 (a)	1,317	196
6.307% due 02/25/2037 (a)	3,979	521
7.007% due 02/25/2037 (a)	559	103
9.706% due 11/25/2040	4	3
Freddie Mac
0.713% due 12/15/2041	1,346	1,359
0.743% due 01/15/2042	1,887	1,906
1.000% due 03/08/2017	2,200	2,191
1.250% due 08/01/2019 - 10/02/2019	2,500	2,387
1.294% due 07/15/2042	50	50
5.000% due 04/15/2041	400	450
5.500% due 03/15/2034	653	716
6.378% due 09/15/2036 (a)	781	125
6.731% due 04/15/2042	71	71
10.475% due 02/15/2040	146	151
11.492% due 09/15/2041	36	37
12.623% due 02/15/2041	12	13
Ginnie Mae
2.500% due 07/01/2043	2,000	1,864
3.000% due 07/01/2043	2,000	1,977
3.500% due 07/01/2043	4,000	4,102

Total U.S. Government Agencies (Cost $132,368)		130,881

U.S. TREASURY OBLIGATIONS 51.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	4,418	4,326
0.125% due 07/15/2022	5,359	5,238
0.750% due 02/15/2042	4,219	3,715
U.S. Treasury Notes
0.500% due 08/15/2014 (h)(k)	4,614	4,629
0.625% due 08/31/2017	2,200	2,154
0.625% due 09/30/2017	8,900	8,700
0.750% due 06/30/2017	24,600	24,288
0.750% due 10/31/2017	1,600	1,569
0.875% due 12/31/2016	4,300	4,297
0.875% due 01/31/2017	10,300	10,282
1.000% due 08/31/2019 (h)(k)	42,300	40,486
1.000% due 11/30/2019	24,200	23,047
1.125% due 03/31/2020	7,900	7,523
1.250% due 02/29/2020	4,000	3,849
1.375% due 05/31/2020	2,000	1,929
1.625% due 08/15/2022	42,000	39,385
1.625% due 11/15/2022	3,300	3,079
1.750% due 05/15/2022	20,800	19,822
1.750% due 05/15/2023	25,700	24,056
2.000% due 02/15/2023	53,100	51,069

Total U.S. Treasury Obligations (Cost $294,914)		283,443

MORTGAGE-BACKED SECURITIES 6.2%
American Home Mortgage Investment Trust
2.416% due 02/25/2045	672	671
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	900	1,002
Banc of America Funding Corp.
5.500% due 08/25/2035	14	14
Banc of America Large Loan Trust
2.493% due 11/15/2015	5,273	5,289
Banc of America Mortgage Trust
2.875% due 05/25/2033	404	398
2.958% due 02/25/2034	154	152
2.997% due 01/25/2035	231	224
5.426% due 06/25/2035	161	156
Banc of America Re-REMIC Trust
5.823% due 02/24/2051	200	222
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036	140	135
5.145% due 08/25/2035	229	233
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^	381	327
Chaseflex Trust
0.493% due 07/25/2037	867	639
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050	150	167

Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		645	630
2.570% due 10/25/2035		99	96
5.292% due 08/25/2035		128	126
Commercial Mortgage Pass-Through Certificates
2.365% due 02/10/2029		200	205
Countrywide Alternative Loan Trust
0.383% due 08/25/2046		1,010	683
0.492% due 11/20/2035		150	114
1.568% due 08/25/2035		81	67
1.648% due 01/25/2036		279	248
Countrywide Home Loan Mortgage Pass-Through Trust
0.523% due 02/25/2035		107	91
2.829% due 10/20/2034		515	444
2.963% due 08/25/2034		238	213
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		123	128
Credit Suisse Mortgage Capital Certificates
5.763% due 04/12/2049		82	83
CSMC Mortgage-Backed Trust
5.750% due 03/25/2037 ^		386	343
DBRR Trust
0.946% due 09/25/2045		1,721	1,724
Deutsche ALT-A Securities, Inc.
0.693% due 02/25/2035		1,278	1,167
DLJ Commercial Mortgage Pass-Through Certificates
6.040% due 11/12/2031		53	53
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		263	248
Granite Master Issuer PLC
0.322% due 12/20/2054	EUR	60	76
GS Mortgage Securities Trust
5.162% due 12/10/2043		$1,200	1,340
GSR Mortgage Loan Trust
2.654% due 11/25/2035		335	321
2.655% due 09/25/2035		900	832
2.794% due 12/25/2034		181	179
5.083% due 11/25/2035		198	194
5.250% due 07/25/2035		297	293
5.500% due 01/25/2037		997	979
JPMorgan Chase Commercial Mortgage Securities Trust
2.093% due 11/15/2028		1,171	1,172
JPMorgan Mortgage Trust
3.007% due 07/25/2035		1,464	1,432
Luminent Mortgage Trust
0.433% due 04/25/2036		645	395
MASTR Asset Securitization Trust
6.000% due 10/25/2036		36	36
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035		77	75
1.925% due 02/25/2033		592	586
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	271
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		65	59
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		722	673
Nomura Asset Acceptance Corp.
3.030% due 07/25/2035		157	152
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		220	240
5.420% due 01/16/2049		150	168
5.695% due 09/16/2040		150	169
6.090% due 06/16/2049		200	225
6.122% due 02/16/2051		300	338
Sequoia Mortgage Trust
0.945% due 05/20/2034		377	330
Structured Adjustable Rate Mortgage Loan Trust
0.493% due 08/25/2036		1,128	819
Structured Asset Mortgage Investments Trust
0.423% due 02/25/2036		1,388	1,023
Structured Asset Securities Corp.
0.693% due 12/25/2033		41	39
2.506% due 02/25/2034		1,473	1,381
5.000% due 05/25/2035		498	512
6.000% due 05/25/2034		24	23
Thornburg Mortgage Securities Trust
1.443% due 06/25/2047		318	283
5.750% due 06/25/2047		813	760
Wachovia Bank Commercial Mortgage Trust
5.937% due 06/15/2049		500	561
WaMu Mortgage Pass-Through Certificates
0.473% due 11/25/2045		97	84
2.450% due 08/25/2035		89	89
2.470% due 08/25/2046		572	506

Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		768	754
5.428% due 11/25/2036		213	193

Total Mortgage-Backed Securities (Cost $30,471)			33,854

ASSET-BACKED SECURITIES 2.8%
ACA CLO Ltd.
0.526% due 07/25/2018		446	444
Bear Stearns Asset-Backed Securities Trust
0.683% due 07/25/2035		836	817
Berica ABS SRL
0.522% due 12/30/2055	EUR	3,600	4,482
Carrington Mortgage Loan Trust
0.293% due 06/25/2037		$126	122
Citibank Omni Master Trust
4.900% due 11/15/2018		250	264
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		223	230
Countrywide Asset-Backed Certificates
0.493% due 08/25/2035		432	401
EFS Volunteer LLC
0.793% due 10/25/2021		512	510
EMC Mortgage Loan Trust
0.643% due 05/25/2043		384	345
Home Equity Asset Trust
1.288% due 07/25/2035		1,000	852
HSI Asset Securitization Corp. Trust
0.373% due 04/25/2037		1,500	778
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	904	1,150
IXIS Real Estate Capital Trust
0.533% due 02/25/2036		$144	140
JPMorgan Mortgage Acquisition Trust
0.383% due 05/25/2035		299	284
Kingsland Ltd.
0.522% due 06/13/2019		193	192
Morgan Stanley ABS Capital, Inc.
0.443% due 03/25/2037		1,945	872
Morgan Stanley Dean Witter Capital, Inc.
1.173% due 02/25/2033		753	700
Panhandle-Plains Higher Education Authority, Inc.
0.774% due 10/01/2018		120	119
RAAC Series
1.393% due 09/25/2047		1,123	1,088
SLM Student Loan Trust
0.479% due 06/17/2024	EUR	885	1,134
South Carolina Student Loan Corp.
0.726% due 01/25/2021		$123	123

Total Asset-Backed Securities (Cost $14,154)			15,047

SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
0.656% due 03/27/2017		2,300	2,322
Russia Government International Bond
5.625% due 04/04/2042		1,000	1,040

Total Sovereign Issues (Cost $3,278)			3,362

SHORT-TERM INSTRUMENTS 15.8%
CERTIFICATES OF DEPOSIT 0.5%
Dexia Credit Local S.A.
1.400% due 09/20/2013		500	501
1.650% due 09/12/2013		900	902
1.700% due 09/06/2013		1,600	1,603

			3,006

COMMERCIAL PAPER 1.5%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		7,000	6,976

Daimler Finance North America LLC
1.050% due 10/11/2013		1,500	1,499

			8,475

REPURCHASE AGREEMENTS (f) 0.1%			349

SHORT-TERM NOTES 0.1%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	400	522

U.S. TREASURY BILLS 0.3%
0.113% due 02/06/2014 - 05/29/2014 (b)(g)		$1,680	1,678

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 13.3%
PIMCO Short-Term Floating NAV Portfolio		7,276,840	72,812
PIMCO Short-Term Floating NAV Portfolio III		5,500	55

			72,867

Total Short-Term Instruments (Cost $86,835)			86,897

PURCHASED OPTIONS (i) 0.1%
(Cost $332)			523

Total Investments 119.3% (Cost $659,882)			$652,001
Written Options (j) (0.2%) (Premiums $414)			(978)
Other Assets and Liabilities (Net) (19.1%)			(104,534)

Net Assets 100.0%			$546,489

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$349	Fannie Mae 2.200% due 10/17/2022	$(360)	$349	$349

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $19,291 at a weighted average interest rate of (1.022%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	07/01/2028	$1,000	$1,016	$(1,005)
Fannie Mae	4.000%	07/01/2028	500	529	(527)

				$1,545	$(1,532)

(g)	Securities with an aggregate market value of $1,679 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	1	$2
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	13	46
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	9	41
90-Day Eurodollar September Futures	Long	09/2015	91	(88)
Euro-OAT France Government Bond September Futures	Short	09/2013	100	355

				$356

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	13,100	$0	$11
Pay	3-Month CAD-Bank Bill	2.250%	12/15/2016		9,200	0	(36)
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$200	0	1
Receive	3-Month USD-LIBOR	1.700%	03/20/2018		12,600	(193)	(43)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		22,000	(12)	217
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		24,600	1,526	1,124
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	490,000	15	154

						$1,336	$1,428

(h)	Securities with an aggregate market value of $1,944 and cash of $228 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	2,900		$2,823	DUB	$173	$0	$173
07/2013		7,557		7,394	WST	487	0	487
07/2013	BRL	384		171	JPM	0	(1)	(1)
07/2013		384		173	MSC	1	0	1
07/2013	EUR	18,708		24,165	MSC	0	(186)	(186)
07/2013	JPY	186,738		1,892	UAG	9	0	9
07/2013		$9,756	AUD	10,286	DUB	0	(355)	(355)
07/2013		173	BRL	384	JPM	0	(1)	(1)
07/2013		171		384	MSC	1	0	1
07/2013		3,154	EUR	2,451	BOA	36	0	36
07/2013		5,485		4,113	BRC	0	(131)	(131)
07/2013		8,811		6,739	CBK	0	(40)	(40)
07/2013		7,159		5,405	RYL	0	(123)	(123)
08/2013	BRL	338		$155	BOA	4	0	4
08/2013		1,491		687	BPS	24	0	24
08/2013		1,399		632	BRC	13	(4)	9
08/2013		606		272	FBF	2	0	2
08/2013		740		339	GLM	10	0	10
08/2013		652		297	HUS	7	0	7
08/2013		266		117	JPM	0	(1)	(1)
08/2013		386		171	MSC	0	(1)	(1)
08/2013		8,672		4,009	UAG	150	0	150
08/2013	CNY	50,998		8,105	UAG	0	(130)	(130)
08/2013	EUR	6,739		8,812	CBK	39	0	39
08/2013		$11,378	BRL	23,839	HUS	0	(769)	(769)
08/2013		670		1,386	UAG	0	(53)	(53)
08/2013		8,126	CNY	50,998	BRC	109	0	109
09/2013	CAD	81		$77	BRC	0	0	0
09/2013	GBP	6,272		9,625	HUS	90	0	90
09/2013		$986	CAD	1,006	CBK	0	(31)	(31)
09/2013		6,558	GBP	4,178	BRC	0	(206)	(206)

						$1,155	$(2,032)	$(877)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,600	$133	$204
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,500	199	319

							$332	$523

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,700	$3	$(2)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,700	4	(5)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,000	2	(1)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,000	2	(3)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		500	1	(1)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		500	1	(1)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,200	2	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,200	2	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$4,400	12	(71)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	126	(263)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		13,000	43	(208)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		10,500	200	(413)

								$398	$(972)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY	97.000	07/05/2013	$2,900	$16	$(6)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized Appreciation
Dell, Inc.	DUB	(1.000%	)	03/20/2017	2.574%	$2,200	$122	$117	$5

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
Dell, Inc.	DUB	1.000%	03/20/2018	3.494%	$1,900	$(204)	$(206)	$2

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR	2,600	$82	$245	$(163)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		1,300	41	127	(86)

							$123	$372	$(249)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-17 5-Year Index	CBK	1.000%	12/20/2016	$3,800	$(7)	$(147)	$140
MCDX-17 5-Year Index	GST	1.000%	12/20/2016	2,200	(4)	(78)	74

					$(11)	$(225)	$214

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA	BRL	96,300	$(760)	$(123)	$(637)
Pay	1-Year BRL-CDI	8.875%	01/02/2017	DUB		12,700	(250)	5	(255)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		4,100	(75)	(6)	(69)
Pay	1-Year BRL-CDI	8.940%	01/02/2017	BOA		26,500	(489)	52	(541)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	BRC	MXN	28,800	(54)	(21)	(33)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	CBK		26,700	(50)	(17)	(33)
Pay	28-Day MXN-TIIE	6.250%	06/05/2023	JPM		46,200	(87)	(25)	(62)
Pay	28-Day MXN-TIIE	6.250%	06/05/2023	MYC		10,000	(19)	(8)	(11)

							$(1,784)	$(143)	$(1,641)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSST Index	265,500	1-Month USD-LIBOR less a specified spread	$537,231	09/30/2013	BOA	$1,096
Pay	ERAUSST Index	13,071	1-Month USD-LIBOR less a specified spread	26,449	09/30/2013	BOA	(54)
Receive	ERAUSST Index	8,655	1-Month USD-LIBOR less a specified spread	15,987	03/31/2014	FBF	1,563
Receive	ERAUSST Index	7,207	1-Month USD-LIBOR less a specified spread	13,998	06/13/2014	JPM	614

							$3,219

(k)	Securities with an aggregate market value of $1,790 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$7,952	$0	$7,952
Corporate Bonds & Notes
Banking & Finance	0	48,273	0	48,273
Industrials	0	27,516	0	27,516
Utilities	0	3,307	0	3,307
Municipal Bonds & Notes
California	0	1,907	0	1,907
Louisiana	0	329	0	329
Massachusetts	0	99	0	99
New York	0	7,354	0	7,354
Ohio	0	1,149	0	1,149
Pennsylvania	0	108	0	108
U.S. Government Agencies	0	130,881	0	130,881
U.S. Treasury Obligations	0	283,443	0	283,443
Mortgage-Backed Securities	0	31,235	2,619	33,854
Asset-Backed Securities	0	15,047	0	15,047
Sovereign Issues	0	3,362	0	3,362
Short-Term Instruments
Certificates of Deposit	0	3,006	0	3,006
Commercial Paper	0	8,475	0	8,475
Repurchase Agreements	0	349	0	349
Short-Term Notes	0	522	0	522
U.S. Treasury Bills	0	1,678	0	1,678
Central Funds Used for Cash Management Purposes	72,867	0	0	72,867
Purchased Options
Interest Rate Contracts	0	523	0	523
	$72,867	$576,515	$2,619	$652,001

Short Sales, at value
U.S. Government Agencies	$0	$(1,532)	$0	$(1,532)

Financial Derivative Instruments - Assets
Credit Contracts	0	221	0	221
Equity Contracts	0	3,273	0	3,273
Foreign Exchange Contracts	0	1,155	0	1,155
Interest Rate Contracts	444	1,507	0	1,951
	$444	$6,156	$0	$6,600

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(249)	0	(249)
Equity Contracts	0	(54)	0	(54)
Foreign Exchange Contracts	0	(2,038)	0	(2,038)
Interest Rate Contracts	(88)	(2,692)	0	(2,780)

	$(88)	$(5,033)	$0	$(5,121)

Totals	$73,223	$576,106	$2,619	$651,948

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Mortgage-Backed Securities	$2,728	$0	$(106)	$1	$11	$(15)	$0	$0	$2,619	$(7)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Mortgage-Backed Securities	$223	Benchmark Pricing	Base Price	111.50
	2,396	Third Party Vendor	Broker Quote	93.16 - 100.20

Total	$2,619

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.2%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,300	$2,303
Springleaf Financial Funding Co.
5.500% due 05/10/2017		6,729	6,747

Total Bank Loan Obligations (Cost $8,749)			9,050

CORPORATE BONDS & NOTES 24.5%
BANKING & FINANCE 16.2%
Abbey National Treasury Services PLC
1.856% due 04/25/2014		2,000	2,015
Ally Financial, Inc.
3.672% due 06/20/2014		900	913
4.500% due 02/11/2014		900	910
4.625% due 06/26/2015		1,400	1,436
7.500% due 12/31/2013		11,207	11,515
8.300% due 02/12/2015		2,000	2,160
American Express Co.
4.875% due 07/15/2013		300	300
American Express Credit Corp.
7.300% due 08/20/2013		1,700	1,716
American International Group, Inc.
4.900% due 06/02/2014	CAD	7,700	7,497
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	5,100	6,651
BNP Paribas S.A.
1.179% due 01/10/2014		$6,900	6,920
BPCE S.A.
2.023% due 02/07/2014		7,900	7,965
CIT Group, Inc.
4.750% due 02/15/2015		1,400	1,426
Citigroup, Inc.
0.866% due 05/31/2017	EUR	600	730
2.275% due 08/13/2013		$12,800	12,828
Dexia Credit Local S.A.
2.750% due 01/10/2014		5,300	5,357
2.750% due 04/29/2014		3,800	3,867
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		2,200	2,235
8.700% due 10/01/2014		4,800	5,233
Goldman Sachs Group, Inc.
1.273% due 02/07/2014		9,900	9,927
HSBC USA, Inc.
2.375% due 02/13/2015		6,000	6,133
Intesa Sanpaolo SpA
2.674% due 02/24/2014		1,800	1,807
JPMorgan Chase & Co.
1.026% due 09/30/2013		3,500	3,506
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		700	688
National Australia Bank Ltd.
0.998% due 04/11/2014		6,300	6,335
SSIF Nevada LP
0.977% due 04/14/2014		7,800	7,838
UBS AG
1.276% due 01/28/2014		988	993
Wachovia Corp.
0.647% due 10/15/2016		2,700	2,654

			121,555

INDUSTRIALS 5.7%
AbbVie, Inc.
1.033% due 11/06/2015		8,975	9,066
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		4,400	4,414
DISH DBS Corp.
7.125% due 02/01/2016		200	218
EOG Resources, Inc.
1.023% due 02/03/2014		4,400	4,416
HCA, Inc.
5.750% due 03/15/2014		3,419	3,496
HJ Heinz Co.
5.350% due 07/15/2013		8,300	8,309
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		141	160

PepsiCo, Inc.
0.483% due 02/26/2016	6,000	6,013
UnitedHealth Group, Inc.
0.398% due 08/28/2014	5,200	5,200
Volkswagen International Finance NV
0.874% due 11/20/2014	1,400	1,406
1.022% due 03/21/2014	100	100

		42,798

UTILITIES 2.6%
AT&T, Inc.
0.660% due 02/12/2016	10,300	10,250
British Telecommunications PLC
1.397% due 12/20/2013	8,800	8,844

		19,094

Total Corporate Bonds & Notes (Cost $183,048)		183,447

U.S. GOVERNMENT AGENCIES 34.6%
Fannie Mae
0.313% due 03/25/2034	669	664
0.443% due 05/25/2037	974	976
0.543% due 03/25/2037 - 07/25/2037	1,147	1,154
0.553% due 03/25/2037	684	689
0.573% due 07/25/2037	886	893
0.593% due 09/25/2035	1,170	1,168
0.603% due 09/25/2035	1,986	2,003
0.638% due 02/25/2037	1,246	1,252
0.823% due 05/25/2040	2,695	2,732
0.893% due 10/25/2037	2,631	2,657
0.913% due 06/25/2037	852	860
0.923% due 06/25/2040	10,159	10,238
0.933% due 03/25/2040	2,128	2,152
0.943% due 03/25/2038 - 01/25/2040	19,054	19,319
1.013% due 12/25/2039	1,410	1,429
1.093% due 07/25/2039	1,201	1,216
1.125% due 04/27/2017 (g)(i)	2,100	2,094
1.250% due 01/30/2017 (g)	500	503
1.374% due 07/01/2044	125	127
2.053% due 11/01/2035	226	237
2.345% due 04/01/2035	1,050	1,114
2.475% due 05/01/2022	1	1
2.770% due 12/01/2033	285	304
4.000% due 02/01/2025 - 03/01/2042	8,750	9,203
4.242% due 11/01/2028	23	25
4.303% due 04/01/2028	14	15
4.345% due 11/01/2027	20	21
4.354% due 07/01/2028	16	17
4.452% due 12/01/2036	741	785
4.494% due 11/01/2028	21	22
4.500% due 04/01/2029 - 08/01/2043	76,743	81,275
4.580% due 09/01/2034	535	572
4.692% due 02/01/2027	2	2
5.000% due 12/01/2023 - 10/01/2041	26,306	28,654
5.500% due 12/01/2034 - 02/01/2039	4,994	5,433
5.738% due 08/01/2029	16	16
6.000% due 06/01/2017 - 11/01/2038	5,614	6,178
6.000% due 07/15/2043 (a)	1,000	1,088
7.000% due 02/01/2015 - 03/01/2015	63	64
7.500% due 09/01/2015 - 05/01/2016	86	90
8.000% due 03/01/2030 - 07/01/2031	51	55
Freddie Mac
0.493% due 02/15/2037	103	103
0.523% due 02/15/2037	196	197
0.533% due 02/15/2037	416	419
0.593% due 06/15/2018	96	97
0.743% due 07/15/2041	6,741	6,788
0.763% due 06/15/2041	6,382	6,443
0.793% due 10/15/2037	360	364
0.803% due 07/15/2037	3,161	3,191
0.863% due 08/15/2037	2,769	2,796
0.893% due 08/15/2037	5,768	5,826
0.903% due 10/15/2037	1,321	1,334
0.913% due 05/15/2037 - 09/15/2037	6,320	6,370
0.943% due 08/15/2036	814	823
1.000% due 09/29/2017 (g)	400	396
1.043% due 11/15/2039 - 12/15/2039	590	596
1.048% due 01/15/2038	1,763	1,782
1.250% due 10/02/2019 (g)	200	190
1.374% due 02/25/2045	996	1,009
1.898% due 06/01/2022	5	5
2.207% due 12/01/2022	12	12
2.529% due 06/01/2035	1,187	1,268
2.845% due 07/01/2019	90	92

4.000% due 06/15/2038		2,056	2,097
4.500% due 07/01/2043		1,000	1,053
5.000% due 12/01/2026 - 08/01/2041		868	925
5.500% due 07/01/2038		136	146
6.000% due 03/01/2016 - 02/01/2034		1,230	1,372
6.500% due 10/25/2043		1,211	1,430
8.500% due 04/01/2025		2	2
Ginnie Mae
1.625% due 12/20/2022 - 02/20/2028		468	489
1.750% due 08/20/2022 - 07/20/2027		1,054	1,100
2.500% due 04/20/2041		18,197	19,140
3.500% due 07/20/2018		51	54
5.000% due 05/15/2039		972	1,053
8.000% due 04/20/2030		82	102
NCUA Guaranteed Notes
0.643% due 10/07/2020		3,031	3,046

Total U.S. Government Agencies (Cost $256,883)			259,407

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.250% due 05/31/2015 (i)		260	259

Total U.S. Treasury Obligations (Cost $260)			259

MORTGAGE-BACKED SECURITIES 9.1%
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049		4,000	4,497
Banc of America Large Loan Trust
2.493% due 11/15/2015		1,341	1,345
Bank Mart
2.287% due 03/01/2019		220	190
BCAP LLC Trust
0.868% due 02/26/2047		10,900	9,756
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033		173	175
2.595% due 11/25/2034		1,254	1,232
2.901% due 01/25/2034		35	34
2.959% due 02/25/2033		41	36
3.082% due 01/25/2034		989	976
Bear Stearns Alt-A Trust
2.864% due 09/25/2035		359	296
Bear Stearns Commercial Mortgage Securities Trust
5.186% due 05/11/2039		1,334	1,337
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		1,181	896
2.653% due 12/26/2046		633	444
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		678	660
2.550% due 10/25/2035		2,332	2,167
Countrywide Alternative Loan Trust
0.373% due 05/25/2047		1,028	783
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		162	149
2.278% due 06/25/2032		21	14
4.848% due 06/25/2032		9	9
Fund America Investors Corp.
2.246% due 06/25/2023		1	1
Granite Master Issuer PLC
0.392% due 12/20/2054		597	579
0.813% due 12/20/2054	GBP	626	928
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	95	122
0.884% due 01/20/2044	GBP	79	118
0.889% due 09/20/2044		504	755
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045		$347	288
GS Mortgage Securities Trust
1.260% due 03/06/2020		2,300	2,307
GSR Mortgage Loan Trust
0.543% due 01/25/2034		102	98
Harborview Mortgage Loan Trust
0.382% due 01/19/2038		2,320	1,878
Impac CMB Trust
0.953% due 10/25/2033		41	40
1.193% due 07/25/2033		681	612
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		516	517
5.255% due 07/12/2037		362	363
JPMorgan Mortgage Trust
3.075% due 09/25/2035		77	77
Lehman Mortgage Trust
0.513% due 08/25/2036 ^		4,288	3,005
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		533	463

Prime Mortgage Trust
0.593% due 02/25/2019		6	6
0.593% due 02/25/2034		195	190
Resecuritization Mortgage Trust
0.445% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.648% due 09/25/2035		4,095	3,861
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035		1,065	1,042
0.473% due 02/25/2036		539	414
9.165% due 06/25/2029		307	325
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		172	172
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		1,186	1,176
0.333% due 06/15/2020		3,200	3,105
WaMu Mortgage Pass-Through Certificates
0.463% due 12/25/2045		525	490
0.483% due 10/25/2045		299	272
0.513% due 01/25/2045		4,048	3,622
1.174% due 02/25/2046		2,812	2,539
1.368% due 11/25/2042		108	100
1.568% due 06/25/2042		366	335
2.220% due 02/27/2034		889	903
4.981% due 05/25/2037		12,361	11,920
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		668	662

Total Mortgage-Backed Securities (Cost $68,442)			68,282

ASSET-BACKED SECURITIES 8.0%
Aames Mortgage Investment Trust
1.768% due 01/25/2035		1,075	1,072
AFC Home Equity Loan Trust
0.743% due 06/25/2028		241	210
AMMC CLO Ltd.
0.507% due 08/08/2017		245	245
Apidos CDO Ltd.
0.536% due 07/27/2017		324	323
Asset-Backed Funding Certificates Trust
0.913% due 06/25/2035		448	447
Bear Stearns Asset-Backed Securities Trust
0.283% due 06/25/2047		73	72
Chase Funding Trust
0.933% due 10/25/2032		119	110
Chase Issuance Trust
1.773% due 09/15/2015		5,200	5,215
Citibank Omni Master Trust
2.943% due 08/15/2018		2,800	2,876
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		1,339	992
Countrywide Asset-Backed Certificates
0.593% due 08/25/2034		989	917
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		240	218
CSAM Funding
0.717% due 10/15/2016		1,694	1,694
Globaldrive BV
1.722% due 04/20/2018	EUR	3,278	4,293
Gulf Stream Compass CLO Ltd.
0.535% due 01/24/2020		$2,788	2,784
Halcyon Structured Asset Management Long/Short Ltd.
0.498% due 08/07/2021		6,076	6,029
HSBC Home Equity Loan Trust
0.462% due 01/20/2035		860	849
Landmark CDO Ltd.
0.552% due 07/15/2018		1,889	1,879
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		49	47
Motor PLC
0.694% due 02/25/2020		300	301
Pacifica CDO Corp.
0.536% due 01/26/2020		1,421	1,418
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		1,368	1,371
Sherwood Castle Funding PLC
0.419% due 03/15/2016	EUR	3,000	3,900
0.689% due 06/15/2016	GBP	1,300	1,974
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	4,151	5,303
0.479% due 06/17/2024		7,362	9,432
3.500% due 08/17/2043		$6,645	6,280

Total Asset-Backed Securities (Cost $60,929)			60,251

SOVEREIGN ISSUES 7.8%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	260
Hydro-Quebec
0.563% due 09/30/2013 (d)		$1,200	894
Kommunalbanken A/S
0.656% due 03/27/2017		28,500	28,772
Province of Ontario
1.375% due 01/27/2014		27,600	27,762
Province of Quebec
3.500% due 07/29/2020		600	632

Total Sovereign Issues (Cost $58,214)			58,320

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
DG Funding Trust
2.534% due 07/29/2013 (d)		913	6,460

Total Preferred Securities (Cost $9,564)			6,460

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.4%
CERTIFICATES OF DEPOSIT 2.6%
Dexia Credit Local S.A.
1.700% due 09/06/2013		$8,400	8,417
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,900	10,846

			19,263

COMMERCIAL PAPER 2.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		9,900	9,866
Daimler Finance North America LLC
1.024% due 10/03/2013		2,300	2,298
1.070% due 10/08/2013		5,600	5,594
Entergy Corp.
0.780% due 07/01/2013		1,800	1,800
0.800% due 07/18/2013		1,000	1,000

			20,558

REPURCHASE AGREEMENTS (f) 0.2%			1,153

MEXICO TREASURY BILLS 7.0%
3.777% due 08/08/2013 - 10/03/2013 (c)	MXN	690,300	52,937

U.S. TREASURY BILLS 0.4%
0.026% due 08/08/2013 - 05/01/2014 (c)(i)		$3,420	3,420

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 3.5%
PIMCO Short-Term Floating NAV Portfolio	391	4
PIMCO Short-Term Floating NAV Portfolio III	2,596,050	25,937

		25,941

Total Short-Term Instruments (Cost $125,723)		123,272

Total Investments 102.5% (Cost $771,812)		$768,748
Written Options (h) (0.2%) (Premiums $522)		(1,246)
Other Assets and Liabilities (Net) (2.3%)		(17,478)

Net Assets 100.0%		$750,024

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$400	U.S. Treasury Bonds 2.750% due 08/15/2042	$(417)	$400	$400
SSB	0.010%	06/28/2013	07/01/2013	753	Fannie Mae 2.200% due 10/17/2022	(772)	753	753

						$(1,189)	$1,153	$1,153

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $10,796 at a weighted average interest rate of (0.011%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2043	$17,500	$18,820	$(18,835)
Fannie Mae	6.000%	07/01/2043	4,000	4,352	(4,348)

				$23,172	$(23,183)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor June Futures	Long	06/2015	11	$(10)
3-Month Euribor March Futures	Long	03/2015	12	(10)
90-Day Eurodollar December Futures	Long	12/2015	19	(29)
90-Day Eurodollar June Futures	Long	06/2015	2	0
90-Day Eurodollar March Futures	Long	03/2015	730	(240)
90-Day Eurodollar March Futures	Long	03/2016	7	(10)
90-Day Eurodollar September Futures	Long	09/2014	6	1
90-Day Eurodollar September Futures	Long	09/2015	124	(160)
E-mini S&P 500 Index September Futures	Long	09/2013	3,204	(5,273)
S&P 500 Index September Futures	Long	09/2013	11	(127)

				$(5,858)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$34,100	$119	$(150)

(g)	Securities with an aggregate market value of $3,175 and cash of $9,163 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	600		$587	WST	$39	$0	$39
07/2013	JPY	129,200		1,319	BPS	16	0	16
07/2013		39,800		407	MSC	5	0	5
07/2013		368,816		3,736	UAG	17	0	17
07/2013		$2,012	JPY	196,100	BRC	0	(35)	(35)
07/2013		2,683		255,400	JPM	0	(108)	(108)
08/2013	BRL	304		$135	BOA	0	0	0
08/2013		110		49	BPS	0	0	0
08/2013		95		43	BRC	1	0	1
08/2013		1,407		621	HUS	0	(5)	(5)
08/2013		340		150	MSC	0	(1)	(1)
08/2013	EUR	700		884	BPS	0	(28)	(28)
08/2013	IDR	1,984,000		200	HUS	6	0	6
08/2013	MXN	395,126		32,535	MSC	2,141	0	2,141
08/2013		$6,052	BRL	12,296	UAG	0	(580)	(580)
08/2013		200	IDR	1,984,000	JPM	0	(5)	(5)
09/2013	CAD	8,083		$7,929	RBC	259	0	259
09/2013	EUR	28,284		37,636	CBK	808	0	808
09/2013		3,109		4,084	UAG	35	0	35
09/2013	GBP	3,163		4,914	BPS	106	0	106
09/2013	MXN	8,922		688	BOA	4	0	4
09/2013		99,062		7,740	BPS	148	0	148
09/2013		6,804		529	BRC	8	0	8
09/2013		95,188		7,460	FBF	165	0	165
09/2013		22,237		1,669	HUS	4	(39)	(35)
09/2013		4,131		312	JPM	0	(4)	(4)
09/2013		23,795		1,814	MSC	9	(19)	(10)
09/2013		$1,496	EUR	1,122	CBK	0	(35)	(35)
09/2013		12,759		9,531	FBF	0	(349)	(349)
09/2013		1,165	GBP	743	CBK	0	(36)	(36)
09/2013		10,900	MXN	134,586	JPM	0	(585)	(585)
10/2013	MXN	94,951		$7,432	FBF	164	0	164
04/2014	EUR	400		505	BPS	0	(16)	(16)
04/2014		300		380	CBK	0	(11)	(11)
06/2014		600		759	BPS	0	(24)	(24)
06/2014		500		634	FBF	0	(18)	(18)
07/2014		400		506	BPS	0	(16)	(16)
08/2014		300		380	BPS	0	(12)	(12)

						$3,935	$(1,926)	$2,009

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	5,600	$10	$(6)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,600	12	(15)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,400	3	(2)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,400	3	(4)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,400	3	(2)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,400	3	(4)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$27,900	19	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		27,900	70	(609)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		40,600	41	(8)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		40,600	173	(583)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,000	119	0

								$456	$(1,234)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$15	$(3)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	44	(8)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	7	(1)

						$66	$(12)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		$200	$1	$1	$0
General Electric Capital Corp.	BPS	4.600%	12/20/2013	0.318%		2,800	62	0	62
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.318%		600	14	0	14
General Electric Capital Corp.	BPS	1.000%	12/20/2015	0.642%		11,900	108	(497)	605
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%		700	13	0	13
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.318%		1,300	26	0	26
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%		800	17	0	17
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.318%		900	18	0	18
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.310%		5,800	31	(168)	199
Indonesia Government International Bond	RYL	1.000%	12/20/2015	1.104%		10,300	(23)	(128)	105
JPMorgan Chase & Co.	CBK	1.000%	09/20/2014	0.389%		9,000	71	91	(20)
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%		300	2	(5)	7
MetLife, Inc.	DUB	1.000%	12/20/2014	0.412%		7,200	65	(167)	232
MetLife, Inc.	FBF	1.000%	12/20/2014	0.412%		1,200	11	(18)	29
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.839%		12,400	54	(5)	59
Michigan State General Obligation Notes, Series 2003	GST	0.440%	03/20/2018	0.684%		1,400	(15)	0	(15)
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	1.147%		12,900	0	9	(9)
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	0.736%		5,800	43	(111)	154
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.149%	EUR	12,200	53	(311)	364

							$551	$(1,309)	$1,860

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$100	$3	$12	$(9)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	4,600	126	579	(453)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	386	6	0	6
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	7,500	13	(154)	167

					$151	$437	$(286)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	100,000	3-Month USD-LIBOR plus a specified spread	$263,590	02/28/2014	BRC	$21,162
Receive	S&P 500 Total Return Index	74,948	3-Month USD-LIBOR plus a specified spread	200,196	03/31/2014	BRC	13,177

							$34,339

(i)	Securities with an aggregate market value of $2,737 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$9,050	$0	$9,050
Corporate Bonds & Notes
Banking & Finance	0	121,555	0	121,555
Industrials	0	42,798	0	42,798
Utilities	0	19,094	0	19,094
U.S. Government Agencies	0	256,361	3,046	259,407
U.S. Treasury Obligations	0	259	0	259
Mortgage-Backed Securities	0	68,092	190	68,282
Asset-Backed Securities	0	60,251	0	60,251
Sovereign Issues	0	58,320	0	58,320
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	0	6,460	6,460
Short-Term Instruments
Certificates of Deposit	0	19,263	0	19,263
Commercial Paper	0	20,558	0	20,558
Repurchase Agreements	0	1,153	0	1,153
Mexico Treasury Bills	0	52,937	0	52,937
U.S. Treasury Bills	0	3,420	0	3,420
Central Funds Used for Cash Management Purposes	25,941	0	0	25,941
	$25,941	$733,111	$9,696	$768,748

Short Sales, at value
U.S. Government Agencies	$0	$(23,183)	$0	$(23,183)

Financial Derivative Instruments - Assets
Credit Contracts	0	2,080	0	2,080
Equity Contracts	0	34,339	0	34,339
Foreign Exchange Contracts	0	3,935	0	3,935
Interest Rate Contracts	1	0	0	1
	$1	$40,354	$0	$40,355

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(506)	0	(506)
Equity Contracts	(5,400)	0	0	(5,400)
Foreign Exchange Contracts	0	(1,926)	0	(1,926)
Interest Rate Contracts	(459)	(1,384)	(12)	(1,855)

	$(5,859)	$(3,816)	$(12)	$(9,687)

Totals	$20,083	$746,466	$9,684	$776,233

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$3,166	$0	$(125)	$0	$0	$5	$0	$0	$3,046	$6
Mortgage-Backed Securities	200	0	(11)	0	0	1	0	0	190	(1)
Asset-Backed Securities	2,409	0	(546)	1	5	10	0	(1,879)	0	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	6,633	0	0	0	0	(173)	0	0	6,460	(173)

	$12,408	$0	$(682)	$1	$5	$(157)	$0	$(1,879)	$9,696	$(168)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(13)	$0	$0	$0	$0	$1	$0	$0	$(12)	$1

Totals	$12,395	$0	$(682)	$1	$5	$(156)	$0	$(1,879)	$9,684	$(167)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$3,046	Third Party Vendor	Broker Quote	100.50
Mortgage-Backed Securities	190	Benchmark Pricing	Base Price	86.56
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—
Preferred Securities
Banking & Finance	6,460	Benchmark Pricing	Base Price	$ 7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(12)	Indicative Market Quotation	Broker Quote	0.16

Total	$9,684

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
H.J. Heinz Co.
3.500% due 06/05/2020		$3,000	$3,003

Total Bank Loan Obligations (Cost $2,993)			3,003

CORPORATE BONDS & NOTES 45.3%
BANKING & FINANCE 13.8%
American International Group, Inc.
5.850% due 01/16/2018		900	1,014
Anadarko Finance Co.
7.500% due 05/01/2031		900	1,126
Aviation Loan Trust
2.383% due 12/15/2022		1,462	1,355
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,000	1,333
6.000% due 01/22/2020		$1,300	1,397
Bank of America Corp.
7.625% due 06/01/2019		1,700	2,045
Barclays Bank PLC
10.179% due 06/12/2021		740	943
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	535
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	693
7.250% due 02/01/2018		700	834
BNP Paribas S.A.
5.186% due 06/29/2015 (b)(e)		700	668
Cantor Fitzgerald LP
7.875% due 10/15/2019		600	621
Capital One Bank USA N.A.
3.375% due 02/15/2023		480	454
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		2,100	1,994
Citigroup, Inc.
5.875% due 05/29/2037		3,800	4,135
6.125% due 08/25/2036		400	393
6.625% due 06/15/2032		600	622
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	2,971
FMR LLC
4.950% due 02/01/2033		2,000	1,938
General Electric Capital Corp.
5.875% due 01/14/2038		2,000	2,211
6.750% due 03/15/2032		2,900	3,490
6.875% due 01/10/2039		300	371
Goldman Sachs Group, Inc.
6.250% due 02/01/2041		800	909
7.500% due 02/15/2019		3,600	4,279
HBOS Capital Funding LP
6.071% due 06/30/2014 (b)		600	525
HBOS PLC
6.750% due 05/21/2018		1,900	2,021
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		900	977
HSBC Bank USA N.A.
7.000% due 01/15/2039		550	657
HSBC Holdings PLC
5.100% due 04/05/2021		3,900	4,290
HSBC USA Capital Trust
7.808% due 12/15/2026		350	357
ING Bank NV
1.674% due 06/09/2014		2,600	2,622
JPMorgan Chase & Co.
5.500% due 10/15/2040		2,700	2,856
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	198
6.875% due 04/25/2018		2,200	2,534
Morgan Stanley
5.500% due 01/26/2020		100	107
6.375% due 07/24/2042		1,900	2,129
New York Life Insurance Co.
6.750% due 11/15/2039		1,200	1,494
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,601
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (b)		2,400	2,424

Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (b)	1,900	1,757
SAFG Retirement Services, Inc.
5.600% due 07/31/2097	1,900	1,907
Sallie Mae, Inc.
0.000% due 10/03/2022	655	499
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	1,000	1,046
SLM Corp.
5.625% due 08/01/2033	1,000	835
Wachovia Bank N.A.
5.850% due 02/01/2037	750	839
6.600% due 01/15/2038	2,400	2,945
Weyerhaeuser Co.
7.375% due 03/15/2032	3,200	3,855

		74,806

INDUSTRIALS 23.4%
Actavis, Inc.
4.625% due 10/01/2042	1,800	1,614
ADT Corp.
4.125% due 06/15/2023	1,300	1,226
Altria Group, Inc.
9.250% due 08/06/2019	135	179
9.950% due 11/10/2038	2,900	4,308
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	900	831
American Airlines Pass-Through Trust
8.625% due 04/15/2023	1,274	1,354
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,033
6.900% due 06/01/2038	1,600	1,971
Anadarko Petroleum Corp.
7.950% due 06/15/2039	1,800	2,389
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,122
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	1,630
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,535
Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	400	375
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,477
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,000	2,243
Cenovus Energy, Inc.
6.750% due 11/15/2039	1,300	1,565
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	900	1,058
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	1,650	1,370
Comcast Corp.
6.400% due 05/15/2038	50	60
6.400% due 03/01/2040	1,600	1,921
6.500% due 11/15/2035	200	243
6.950% due 08/15/2037	700	885
7.050% due 03/15/2033	600	752
COX Communications, Inc.
8.375% due 03/01/2039	3,100	4,218
CSX Corp.
6.150% due 05/01/2037	1,000	1,155
CVS Pass-Through Trust
7.507% due 01/10/2032	2,140	2,641
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,619
Devon Energy Corp.
4.750% due 05/15/2042	2,900	2,720
7.950% due 04/15/2032	400	525
Devon Financing Corp. LLC
7.875% due 09/30/2031	400	520
Discovery Communications LLC
4.950% due 05/15/2042	1,700	1,599
Dow Chemical Co.
9.400% due 05/15/2039	1,800	2,645
Encana Corp.
6.500% due 08/15/2034	2,000	2,207
Energy Transfer Partners LP
6.625% due 10/15/2036	500	541
7.500% due 07/01/2038	400	469
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,800	2,498
4.850% due 03/15/2044	600	572
5.750% due 03/01/2035	200	214

Ford Motor Co.
4.750% due 01/15/2043	1,100	974
7.450% due 07/16/2031	2,200	2,647
Freeport-McMoRan Copper & Gold, Inc.
5.450% due 03/15/2043	500	443
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,000	1,060
HJ Heinz Finance Co.
7.125% due 08/01/2039	700	745
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,900	2,256
Kraft Foods Group, Inc.
6.500% due 02/09/2040	2,800	3,356
Mondelez International, Inc.
7.000% due 08/11/2037	900	1,117
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,321
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	3,300	2,607
Newmont Mining Corp.
4.875% due 03/15/2042	1,000	774
6.250% due 10/01/2039	1,600	1,539
Petrobras International Finance Co.
6.875% due 01/20/2040	1,600	1,633
7.875% due 03/15/2019	1,700	1,974
Pfizer, Inc.
7.200% due 03/15/2039	670	902
Philip Morris International, Inc.
3.875% due 08/21/2042	1,200	1,023
6.375% due 05/16/2038	700	835
Pride International, Inc.
7.875% due 08/15/2040	200	275
QVC, Inc.
5.950% due 03/15/2043	2,100	1,897
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,038
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	1,000	1,062
SES
5.300% due 04/04/2043	1,800	1,759
Suncor Energy, Inc.
6.500% due 06/15/2038	200	232
6.850% due 06/01/2039	800	946
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,225
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	132
8.375% due 06/15/2032	2,400	3,225
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	712
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	3,100	2,869
Time Warner Cable, Inc.
6.550% due 05/01/2037	2,000	2,011
Time Warner, Inc.
6.250% due 03/29/2041	100	111
6.500% due 11/15/2036	2,469	2,804
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	117
7.250% due 08/15/2038	300	392
Transocean, Inc.
7.500% due 04/15/2031	1,000	1,115
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	807	901
UnitedHealth Group, Inc.
4.625% due 11/15/2041	1,000	965
6.625% due 11/15/2037	1,300	1,588
Vale Overseas Ltd.
6.250% due 01/23/2017	200	224
6.875% due 11/10/2039	2,800	2,843
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,350	2,363
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,167
5.625% due 04/15/2041	1,600	1,860
6.200% due 04/15/2038	900	1,109
Walgreen Co.
4.400% due 09/15/2042	1,900	1,716
WellPoint, Inc.
4.650% due 01/15/2043	1,600	1,499
Whirlpool Corp.
5.150% due 03/01/2043	2,000	1,902
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,556
8.750% due 03/15/2032	137	174

		127,279

UTILITIES 8.1%
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	2,300	2,493
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,666
7.000% due 04/01/2038	100	123
AT&T, Inc.
4.350% due 06/15/2045	210	184
5.350% due 09/01/2040	6,218	6,321
6.550% due 02/15/2039	600	692
British Telecommunications PLC
9.625% due 12/15/2030	600	906
Bruce Mansfield Unit
6.850% due 06/01/2034	1,480	1,612
CMS Energy Corp.
4.700% due 03/31/2043	2,500	2,321
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	519
Dominion Resources, Inc.
4.050% due 09/15/2042	500	441
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	869
Electricite de France S.A.
6.950% due 01/26/2039	800	987
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,590
FirstEnergy Corp.
7.375% due 11/15/2031	400	423
France Telecom S.A.
8.500% due 03/01/2031	1,300	1,772
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	400	368
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,063
8.625% due 04/28/2034	200	238
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,100	1,165
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	559
Majapahit Holding BV
7.750% due 01/20/2020	900	990
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	446
6.500% due 09/15/2037	1,600	1,908
NGPL PipeCo LLC
7.768% due 12/15/2037	1,700	1,505
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,340
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	219
6.050% due 03/01/2034	400	468
PacifiCorp
6.000% due 01/15/2039	1,300	1,560
Plains All American Pipeline LP
5.150% due 06/01/2042	1,700	1,701
6.650% due 01/15/2037	100	118
Progress Energy, Inc.
7.750% due 03/01/2031	400	519
PSEG Power LLC
8.625% due 04/15/2031	400	552
Shell International Finance BV
3.625% due 08/21/2042	1,100	976
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,275
Southern California Edison Co.
5.625% due 02/01/2036	200	230
6.000% due 01/15/2034	300	362
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,587
Vodafone Group PLC
6.150% due 02/27/2037	1,700	1,885

		43,953

Total Corporate Bonds & Notes (Cost $240,159)		246,038

MUNICIPAL BONDS & NOTES 6.6%
CALIFORNIA 3.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,612

California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	520
7.500% due 04/01/2034	700	908
7.550% due 04/01/2039	2,500	3,350
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	800	1,084
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	170	144
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	1,600	1,999
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	1,200	1,343
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	1,911
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	123
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	104
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,900	2,225
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	1,912

		17,235

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	700	747

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,137

NEVADA 0.3%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,256
7.100% due 06/01/2039	200	222

		1,478

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	556

NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	1,400	1,690
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,099
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,346

		4,135

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	340

OHIO 0.4%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,162
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	81

		2,243

TEXAS 1.2%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	1,500	1,722
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	600	683
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,100	2,476
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	1,300	1,497

		6,378

UTAH 0.3%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	1,300	1,555

WASHINGTON 0.0%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	209
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	82

Total Municipal Bonds & Notes (Cost $34,491)		36,095

U.S. GOVERNMENT AGENCIES 12.2%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	13,100	7,534
0.000% due 05/15/2030 (g)	9,300	4,784
0.393% due 10/27/2037	400	400
3.980% due 07/01/2021	2,500	2,645
5.625% due 04/17/2028	100	120
6.000% due 04/18/2036	900	1,018
6.250% due 05/15/2029	600	783
Financing Corp.
0.000% due 12/27/2018	5,200	4,714
8.600% due 09/26/2019	1,470	2,010
Freddie Mac
5.000% due 04/15/2038	300	328
6.250% due 07/15/2032	1,900	2,528
6.750% due 03/15/2031 (i)	2,800	3,850
Ginnie Mae
5.500% due 10/20/2037	408	471
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	10,167
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 01/15/2030	14,500	10,279
Resolution Funding Corp. Strips
0.000% due 01/15/2030 - 04/15/2030	2,300	1,234
Small Business Administration
5.290% due 12/01/2027	344	379
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,256
4.875% due 01/15/2048	1,900	2,023
5.250% due 09/15/2039	900	1,018
5.375% due 04/01/2056	1,200	1,372
5.880% due 04/01/2036	3,000	3,736
Tennessee Valley Authority Strips
0.000% due 01/15/2038	9,914	3,498

Total U.S. Government Agencies (Cost $61,757)		66,147

U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Bonds
3.125% due 11/15/2041	100	94
3.125% due 02/15/2042 (e)	21,700	20,350
4.250% due 11/15/2040 (e)(g)(i)	22,800	26,248
4.500% due 05/15/2038 (i)	1,300	1,553
4.500% due 08/15/2039	1,400	1,676
4.750% due 02/15/2041	200	249
5.500% due 08/15/2028	700	911
6.000% due 02/15/2026 (i)	1,300	1,745
6.125% due 11/15/2027 (e)	2,400	3,293
U.S. Treasury Strips
0.000% due 08/15/2028	1,400	855
0.000% due 11/15/2028	300	181
0.000% due 02/15/2031 (g)	4,300	2,371
0.000% due 05/15/2032	1,100	568
0.000% due 11/15/2032	7,400	3,749
0.000% due 08/15/2033	2,500	1,229
0.000% due 11/15/2033	500	243
0.000% due 05/15/2034	600	286
0.000% due 11/15/2034	200	94
0.000% due 05/15/2037	200	86
0.000% due 05/15/2039	6,700	2,650
0.000% due 11/15/2039	1,700	658
0.000% due 05/15/2040	4,850	1,842
0.000% due 08/15/2040	18,800	7,054
0.000% due 11/15/2040 (g)	25,200	9,372
0.000% due 02/15/2041	2,600	958

Total U.S. Treasury Obligations (Cost $93,050)		88,315

MORTGAGE-BACKED SECURITIES 2.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,355
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049	35	35

Banc of America Large Loan Trust
2.493% due 11/15/2015		894	897
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034		238	237
DBUBS Mortgage Trust
1.543% due 07/12/2044		2,070	2,113
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,900	2,039
5.444% due 03/10/2039		700	777
IndyMac Mortgage Loan Trust
0.373% due 07/25/2047		235	155
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046		1,200	1,287
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,824	2,041
Structured Asset Mortgage Investments Trust
0.383% due 07/25/2046		105	79
0.413% due 05/25/2036		195	134
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,381

Total Mortgage-Backed Securities (Cost $12,044)			12,530

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		170	174
SLM Student Loan Trust
1.776% due 04/25/2023		362	373

Total Asset-Backed Securities (Cost $526)			547

SOVEREIGN ISSUES 5.1%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,660
6.500% due 06/10/2019		800	876
Canada Housing Trust
2.650% due 03/15/2022	CAD	1,000	943
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,344
Hydro-Quebec
6.500% due 02/15/2035	CAD	6,400	8,279
Mexico Government International Bond
5.950% due 03/19/2019		$2,800	3,218
6.050% due 01/11/2040		1,200	1,314
Province of Ontario
4.700% due 06/02/2037	CAD	900	958
5.600% due 06/02/2035		6,400	7,594
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,531

Total Sovereign Issues (Cost $29,152)			27,717

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc. (a)		463	21

Total Common Stocks (Cost $13)			21

PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.4%
REPURCHASE AGREEMENTS (d) 3.4%		18,386

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 14.0%
PIMCO Short-Term Floating NAV Portfolio	7,603,915	76,085

Total Short-Term Instruments (Cost $94,477)		94,471

PURCHASED OPTIONS (f) 0.0%
(Cost $17)		8

Total Investments 105.9% (Cost $568,679)		$574,892
Written Options (h) (0.3%) (Premiums $861)		(1,360)
Other Assets and Liabilities (Net) (5.6%)		(30,693)

Net Assets 100.0%		$542,839

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$18,100	U.S. Treasury Bonds 2.750% due 08/15/2042	$(18,862)	$18,100	$18,100
SSB	0.010%	06/28/2013	07/01/2013	286	Fannie Mae 2.200% due 10/17/2022	(293)	286	286

						$(19,155)	$18,386	$18,386

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	(1.250%)	05/16/2013	05/15/2015	$689	$(688)
BOM	0.130%	06/05/2013	07/03/2013	7,990	(7,990)
	0.160%	06/26/2013	07/12/2013	7,727	(7,727)
BSN	0.110%	06/14/2013	07/09/2013	3,026	(3,027)
	0.120%	06/06/2013	07/10/2013	3,006	(3,007)
	0.120%	06/07/2013	07/10/2013	11,351	(11,351)
DEU	0.150%	06/18/2013	07/11/2013	3,015	(3,015)

					$(36,805)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	06/24/2013	07/01/2013	$14,534	$(14,534)
	0.150%	06/25/2013	07/09/2013	7,502	(7,508)
FOB	0.120%	07/01/2013	07/22/2013	2,638	(2,643)

					$(24,685)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $28,224 at a weighted average interest rate of 0.032%.
(3)	Payable for sale-buyback transactions includes $11 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2043	$1,000	$1,088	$(1,087)

				$1,088	$(1,087)

(e)	Securities with an aggregate market value of $61,211 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index September Futures	675.000	09/19/2013	612	$17	$8

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index September Futures	Long	09/2013	963	$(1,577)
S&P 500 Index September Futures	Long	09/2013	899	(6,871)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	577	(2,494)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2013	50	(264)

				$(11,206)

(g)	Securities with an aggregate market value of $26,461 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	5,722		$7,391	MSC	$0	$(57)	$(57)
07/2013		$7,482	EUR	5,722	CBK	0	(34)	(34)
08/2013	BRL	591		$268	BOA	5	0	5
08/2013		79		35	BPS	0	0	0
08/2013		1,675		767	BRC	22	0	22
08/2013		1,019		474	FBF	20	0	20
08/2013		2,344		1,068	JPM	26	(1)	25
08/2013		3,458		1,541	UAG	16	(14)	2
08/2013	EUR	5,722		7,482	CBK	33	0	33
08/2013		$8,045	BRL	16,345	UAG	0	(771)	(771)
09/2013	CAD	20,079		$19,679	CBK	625	0	625
09/2013		$706	CAD	721	JPM	0	(22)	(22)
09/2013		6,310	EUR	4,707	CBK	0	(181)	(181)

						$747	$(1,080)	$(333)

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$40,200	$21	$(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		40,200	104	(877)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	19,200	100	(11)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		7,500	39	(4)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		5,100	30	(3)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$18,000	36	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	4	(11)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,600	56	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,200	4	(18)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		7,400	128	(128)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		17,300	300	(300)

								$822	$(1,353)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$39	$(7)

OTC Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	BRC	MXN	26,800	$251	$19	$232

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Total Return Index	36,254	3-Month USD-LIBOR plus a specified spread	$105,395	03/14/2014	BOA	$(2,066)

(i)	Securities with an aggregate market value of $4,122 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$3,003	$0	$3,003
Corporate Bonds & Notes
Banking & Finance	0	73,451	1,355	74,806
Industrials	0	125,925	1,354	127,279
Utilities	0	43,953	0	43,953
Municipal Bonds & Notes
California	0	17,235	0	17,235
Georgia	0	747	0	747
Michigan	0	1,137	0	1,137
Nevada	0	1,478	0	1,478
New Jersey	0	556	0	556
New York	0	4,135	0	4,135
North Carolina	0	340	0	340
Ohio	0	2,243	0	2,243
Texas	0	6,378	0	6,378
Utah	0	1,555	0	1,555
Washington	0	209	0	209
West Virginia	0	82	0	82
U.S. Government Agencies	0	66,147	0	66,147
U.S. Treasury Obligations	0	88,315	0	88,315
Mortgage-Backed Securities	0	12,530	0	12,530
Asset-Backed Securities	0	373	174	547
Sovereign Issues	0	27,717	0	27,717
Common Stocks
Financials	21	0	0	21
Short-Term Instruments
Repurchase Agreements	0	18,386	0	18,386
Central Funds Used for Cash Management Purposes	76,085	0	0	76,085
Purchased Options
Equity Contracts	8	0	0	8
	$76,114	$495,895	$2,883	$574,892

Short Sales, at value
U.S. Government Agencies	0	(1,087)	0	(1,087)
	$0	$(1,087)	$0	$(1,087)

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	747	0	747
Interest Rate Contracts	0	232	0	232
	$0	$979	$0	$979

Financial Derivative Instruments - Liabilities
Equity Contracts	(8,448)	(2,066)	0	(10,514)
Foreign Exchange Contracts	0	(1,080)	0	(1,080)
Interest Rate Contracts	(2,758)	(1,353)	(7)	(4,118)

	$(11,206)	$(4,499)	$(7)	$(15,712)

Totals	$64,908	$491,288	$2,876	$559,072

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,388	$0	$(31)	$2	$2	$(6)	$0	$0	$1,355	$(6)
Industrials	1,369	0	(42)	(2)	(3)	32	0	0	1,354	30
Utilities	1,704	0	(92)	(1)	(6)	6	0	(1,611)	0	0
Asset-Backed Securities	173	0	0	0	0	1	0	0	174	2

	$4,634	$0	$(165)	$(1)	$(7)	$33	$0	$(1,611)	$2,883	$26

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(8)	$0	$0	$0	$0	$1	$0	$0	$(7)	$1

Totals	$4,626	$0	$(165)	$(1)	$(7)	$34	$0	$(1,611)	$2,876	$27

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,355	Benchmark Pricing	Base Price	92.71
Industrials	1,354	Third Party Vendor	Broker Quote	106.25
Asset-Backed Securities	174	Benchmark Pricing	Base Price	103.00

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(7)	Indicative Market Quotation	Broker Quote	0.16

Total	$2,876

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 18.6%
BANKING & FINANCE 13.6%
Ally Financial, Inc.
3.475% due 02/11/2014		$300	$302
3.672% due 06/20/2014		700	710
4.500% due 02/11/2014		800	809
4.625% due 06/26/2015		3,900	3,999
6.750% due 12/01/2014		4,400	4,646
7.500% due 12/31/2013		1,200	1,233
7.500% due 09/15/2020		3,800	4,394
8.300% due 02/12/2015		2,400	2,592
American General Institutional Capital
7.570% due 12/01/2045		9,300	11,113
8.125% due 03/15/2046		100	121
American International Group, Inc.
5.050% due 10/01/2015		500	542
8.250% due 08/15/2018		2,200	2,733
ASIF
6.150% due 10/14/2019	EUR	3,200	4,907
Australia & New Zealand Banking Group Ltd.
2.400% due 11/23/2016		$300	311
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,914
Banco do Brasil S.A.
2.963% due 07/02/2014		300	302
3.875% due 10/10/2022		1,200	1,055
5.875% due 01/19/2023		1,700	1,645
Banco Santander Brasil S.A.
2.373% due 03/18/2014		700	697
4.250% due 01/14/2016		400	406
4.500% due 04/06/2015		500	505
Banco Santander Chile
1.876% due 01/19/2016		1,000	1,002
Bank of America Corp.
0.605% due 08/15/2016		100	97
1.696% due 01/30/2014		2,000	2,011
Bank of Montreal
2.850% due 06/09/2015		100	104
Bank of Nova Scotia
1.650% due 10/29/2015		200	204
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	5,600	11,157
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	209
6.500% due 03/10/2021		200	211
6.750% due 09/30/2022		1,200	1,299
7.250% due 04/22/2020		500	548
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,847
BNP Paribas S.A.
1.179% due 01/10/2014		1,000	1,003
BPCE S.A.
2.023% due 02/07/2014		3,100	3,126
2.375% due 10/04/2013		100	100
CIT Group, Inc.
4.750% due 02/15/2015		1,500	1,528
5.250% due 04/01/2014		4,000	4,070
Citigroup, Inc.
0.544% due 06/09/2016		5,000	4,828
1.727% due 01/13/2014		1,300	1,308
2.275% due 08/13/2013		200	200
Eksportfinans ASA
2.000% due 09/15/2015		900	868
Export-Import Bank of Korea
4.000% due 01/29/2021		2,200	2,192
8.125% due 01/21/2014		800	831
Goldman Sachs Group, Inc.
1.273% due 02/07/2014		4,300	4,312
ILFC E-Capital Trust
6.250% due 12/21/2065		3,100	2,836
ING Bank NV
2.500% due 01/14/2016		100	103
International Lease Finance Corp.
5.650% due 06/01/2014		100	102
6.500% due 09/01/2014		2,700	2,821
6.750% due 09/01/2016		2,300	2,495
Intesa Sanpaolo SpA
2.674% due 02/24/2014		500	502

Itau Unibanco Holding S.A.
5.500% due 08/06/2022		2,200	2,112
JPMorgan Chase & Co.
0.893% due 02/26/2016		3,900	3,894
1.026% due 09/30/2013		1,000	1,002
Korea Development Bank
3.000% due 09/14/2022		1,100	1,008
Korea Exchange Bank
3.125% due 06/26/2017		200	199
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,305
Morgan Stanley
6.000% due 04/28/2015		1,500	1,609
Petrobras Global Finance BV
2.000% due 05/20/2016		9,000	8,834
2.414% due 01/15/2019		200	197
3.000% due 01/15/2019		300	279
PKO Finance AB
4.630% due 09/26/2022		500	488
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	543
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		700	662
Santander Issuances S.A.U.
7.300% due 07/27/2019	GBP	9,700	15,011
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$200	202
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		700	743
SLM Corp.
0.576% due 01/27/2014		3,400	3,371
5.000% due 10/01/2013		200	201
5.375% due 05/15/2014		200	204
6.250% due 01/25/2016		500	532
SLM Corp. CPI Linked Bond
3.482% due 01/31/2014		1,100	1,109
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		3,200	3,209
Springleaf Finance Corp.
6.900% due 12/15/2017		700	690
State Bank of India
4.500% due 10/23/2014		400	412
4.500% due 07/27/2015		1,000	1,043
Toyota Motor Credit Corp. CPI Linked Bond
2.270% due 09/10/2013		1,200	1,201
Tri-Command Military Housing LLC
5.383% due 02/15/2048		2,104	1,719
UBS AG
2.250% due 08/12/2013		2,150	2,154

			150,783

INDUSTRIALS 4.4%
AbbVie, Inc.
1.033% due 11/06/2015		9,200	9,293
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		1,300	1,304
Baidu, Inc.
2.250% due 11/28/2017		800	780
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,646
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,500	1,496
CSN Resources S.A.
6.500% due 07/21/2020		500	489
Daimler Finance North America LLC
0.879% due 01/09/2015		3,700	3,713
1.472% due 09/13/2013		400	401
DISH DBS Corp.
7.000% due 10/01/2013		800	810
7.750% due 05/31/2015		200	218
Gerdau Holdings, Inc.
7.000% due 01/20/2020		400	424
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		1,500	1,438
HCA, Inc.
7.875% due 02/15/2020		2,200	2,375
8.500% due 04/15/2019		3,800	4,087
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		400	451
President and Fellows of Harvard College
6.000% due 01/15/2019		400	478
Rohm & Haas Co.
6.000% due 09/15/2017		400	456
Sanofi
0.586% due 03/28/2014		2,700	2,706

Transocean, Inc.
4.950% due 11/15/2015	200	215
Volkswagen International Finance NV
0.874% due 11/20/2014	4,000	4,017
1.074% due 02/17/2014	1,600	1,606
WM Wrigley Jr. Co.
3.700% due 06/30/2014	9,300	9,547

		48,950

UTILITIES 0.6%
British Telecommunications PLC
1.397% due 12/20/2013	3,100	3,116
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	700	743
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	800	716
Telefonica Chile S.A.
3.875% due 10/12/2022	800	734
TNK-BP Finance S.A.
6.625% due 03/20/2017	300	327
Verizon Communications, Inc.
0.474% due 03/06/2015	900	899

		6,535

Total Corporate Bonds & Notes (Cost $207,149)		206,268

MUNICIPAL BONDS & NOTES 3.2%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	124
6.918% due 04/01/2040	1,100	1,379
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	130
7.550% due 04/01/2039	100	134
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	110
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,628
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	672
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	700	787
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	240	214
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	547

		6,725

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	814
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	500	527
5.250% due 12/01/2040	600	629
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,600	1,844
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	223

		4,037

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	572

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	130

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,288

NEW YORK 1.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,200	1,374
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	109

New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,043
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	4,800	5,292
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	800	921
5.000% due 03/15/2034	2,500	2,671
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,147

		12,557

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	226

OHIO 0.2%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,331
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	567

		1,898

TEXAS 0.1%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	600	691

VIRGINIA 0.2%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	1,690	1,891

WASHINGTON 0.4%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	4,400	5,063

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	535	462

Total Municipal Bonds & Notes (Cost $34,291)		35,540

U.S. GOVERNMENT AGENCIES 27.9%
Fannie Mae
0.253% due 12/25/2036	72	71
0.543% due 07/25/2037 - 03/25/2044	585	579
0.573% due 07/25/2037	284	286
0.593% due 09/25/2035	347	346
0.603% due 09/25/2035	600	606
0.875% due 08/28/2017 - 05/21/2018	20,000	19,566
0.913% due 06/25/2037	778	785
0.923% due 06/25/2040	1,639	1,652
0.933% due 03/25/2040	685	693
0.943% due 01/25/2040	2,402	2,437
1.125% due 04/27/2017	700	698
1.250% due 01/30/2017	700	705
1.374% due 07/01/2044	39	40
2.260% due 08/01/2033	39	42
2.310% due 08/01/2022	100	96
2.354% due 09/01/2033	120	127
2.500% due 07/01/2028	93,000	93,450
2.571% due 05/25/2035	29	30
2.838% due 06/01/2033	206	214
2.870% due 09/01/2027	100	90
2.960% due 05/01/2022	4,100	4,103
3.000% due 08/01/2028 - 08/01/2043	8,000	7,898
3.043% due 01/01/2036	75	81
3.153% due 05/01/2036	5	5
3.156% due 05/01/2022	1,092	1,150
3.500% due 07/01/2028 - 07/01/2043	4,000	4,114
3.750% due 07/25/2042	4,316	4,288
4.000% due 07/01/2025 - 08/01/2043	42,631	44,425
4.452% due 12/01/2036	26	27
4.500% due 06/01/2019 - 08/01/2043	30,884	32,748
4.501% due 07/01/2019	1,240	1,386
4.580% due 09/01/2034	21	23
5.000% due 05/11/2017 - 07/01/2043	21,489	23,185
5.375% due 06/12/2017	1,100	1,274
5.500% due 01/01/2021 - 08/01/2043	11,152	12,103
6.000% due 08/01/2036 - 02/01/2038	564	614
6.500% due 10/01/2035 - 10/01/2036	261	293
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	791	793

Freddie Mac
0.763% due 06/15/2041		425	430
0.875% due 03/07/2018		2,000	1,938
0.893% due 08/15/2037		463	467
0.903% due 10/15/2037		112	114
0.913% due 05/15/2037 - 09/15/2037		509	513
1.000% due 03/08/2017 (i)		2,900	2,888
1.000% due 07/28/2017 - 09/29/2017		3,400	3,357
1.250% due 10/02/2019		1,200	1,138
1.374% due 02/25/2045		34	35
1.750% due 05/30/2019		1,100	1,084
2.250% due 02/01/2024		6	6
2.362% due 03/01/2034		167	177
4.000% due 06/15/2038		1,730	1,763
4.375% due 07/17/2015		10,500	11,346
4.500% due 03/01/2029 - 09/01/2041		11,240	11,864
5.500% due 08/23/2017 - 07/01/2038		305	337
Ginnie Mae
1.625% due 03/20/2027		2	2
3.000% due 07/01/2043		5,000	4,941
3.500% due 07/01/2043		3,000	3,077
5.000% due 04/15/2036 - 02/15/2039		1,000	1,083
8.000% due 02/15/2030		1	1
Small Business Administration
5.520% due 06/01/2024		462	513

Total U.S. Government Agencies (Cost $311,711)			308,097

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017		410	420
0.125% due 01/15/2022 (i)		5,240	5,132
0.125% due 07/15/2022		4,753	4,645
0.625% due 07/15/2021		206	213
0.625% due 02/15/2043		1,416	1,190
0.750% due 02/15/2042		21,714	19,119
1.125% due 01/15/2021		213	227
1.250% due 07/15/2020		853	927
1.750% due 01/15/2028 (i)		3,108	3,481
1.875% due 07/15/2019		218	246
2.000% due 01/15/2026 (i)		3,281	3,788
2.125% due 01/15/2019		108	123
2.125% due 02/15/2040		1,076	1,307
2.375% due 01/15/2025 (i)		7,772	9,258
2.375% due 01/15/2027 (i)(k)		14,875	17,895
2.500% due 01/15/2029 (i)		4,224	5,205
3.625% due 04/15/2028		431	598
3.875% due 04/15/2029		2,122	3,057
U.S. Treasury Notes
0.625% due 04/30/2018		4,600	4,444
0.750% due 12/31/2017		2,900	2,836
0.750% due 02/28/2018 (i)(k)		15,300	14,920
0.875% due 01/31/2018		2,400	2,357
0.875% due 07/31/2019 (i)(k)		1,900	1,809
1.000% due 06/30/2019 (i)(k)		1,600	1,538
1.125% due 05/31/2019 (i)		200	194
1.375% due 05/31/2020		2,700	2,604

Total U.S. Treasury Obligations (Cost $112,575)			107,533

MORTGAGE-BACKED SECURITIES 6.6%
American Home Mortgage Investment Trust
2.416% due 02/25/2045		127	127
Arran Residential Mortgages Funding PLC
1.603% due 05/16/2047	EUR	896	1,185
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		$214	217
5.919% due 05/10/2045		400	443
Banc of America Funding Corp.
2.639% due 05/25/2035		185	186
5.630% due 01/20/2047 ^		233	178
Banc of America Large Loan Trust
2.493% due 11/15/2015		179	179
BCRR Trust
5.858% due 07/17/2040		500	552
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033		2	2
2.901% due 01/25/2034		2	2
3.082% due 01/25/2034		69	68
Bear Stearns Alt-A Trust
2.709% due 05/25/2035		615	565
2.864% due 09/25/2035		131	108
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		1,800	1,931
Chaseflex Trust
0.493% due 07/25/2037		1,084	799

Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		66	64
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.392% due 07/15/2044		1,800	1,936
Countrywide Alternative Loan Trust
0.313% due 06/25/2036		6,825	4,693
0.373% due 05/25/2047		325	247
6.000% due 10/25/2033		24	25
Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035		524	492
2.783% due 02/20/2036		69	59
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		100	108
CSMC Mortgage-Backed Trust
5.000% due 03/25/2037		4,330	4,186
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	222	335
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		$188	181
Granite Master Issuer PLC
0.302% due 12/20/2054	EUR	1,024	1,298
0.392% due 12/20/2054		$149	145
0.733% due 12/20/2054	GBP	3,848	5,710
0.813% due 12/20/2054		1,969	2,919
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	26	33
0.884% due 01/20/2044	GBP	26	39
0.889% due 09/20/2044		168	252
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	104
GS Mortgage Securities Trust
1.260% due 03/06/2020		1,000	1,003
1.456% due 03/06/2020		9,100	9,128
GSR Mortgage Loan Trust
2.457% due 06/25/2034		144	142
5.083% due 11/25/2035		227	221
5.099% due 11/25/2035		636	580
6.000% due 03/25/2032		1	1
6.000% due 03/25/2037		82	75
Impac CMB Trust
1.193% due 07/25/2033		43	39
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,300	1,445
JPMorgan Mortgage Trust
2.823% due 08/25/2034		2,388	2,357
3.005% due 07/25/2035		2,802	2,755
5.169% due 11/25/2035		382	362
5.750% due 01/25/2036		88	80
Lanark Master Issuer PLC
1.673% due 12/22/2054		3,700	3,784
Leek Finance Ltd.
0.492% due 12/21/2038		1,798	1,802
0.789% due 12/21/2037	GBP	73	115
Merrill Lynch Floating Trust
0.731% due 07/09/2021		$7,704	7,683
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		156	135
0.443% due 11/25/2035		132	123
1.925% due 12/25/2032		4	4
2.081% due 01/25/2029		28	28
2.540% due 02/25/2035		2,698	2,713
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	222
Morgan Stanley Capital Trust
5.378% due 11/14/2042		1,900	2,046
5.439% due 02/12/2044		1,582	1,619
5.610% due 04/15/2049		141	144
Prime Mortgage Trust
0.593% due 02/25/2019		1	1
0.593% due 02/25/2034		27	26
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		68	73
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	34	42
Structured Adjustable Rate Mortgage Loan Trust
2.609% due 08/25/2035		$137	126
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035		331	323
Structured Asset Securities Corp.
2.718% due 10/28/2035		833	783
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		1,386	1,282
Titan Europe PLC
0.784% due 10/23/2016	GBP	870	1,258
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		$314	313

WaMu Mortgage Pass-Through Certificates
0.483% due 10/25/2045		64	58
1.174% due 02/25/2046		221	199
1.368% due 11/25/2042		35	32
1.568% due 08/25/2042		24	22
2.220% due 02/27/2034		29	30
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		241	239
2.641% due 03/25/2036		294	288

Total Mortgage-Backed Securities (Cost $73,117)			73,069

ASSET-BACKED SECURITIES 3.7%
Access Group, Inc.
1.576% due 10/27/2025		851	851
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		18	16
Apidos CDO Ltd.
0.536% due 07/27/2017		324	323
Ares CLO Ltd.
0.524% due 02/24/2018		119	119
Asset-Backed Securities Corp. Home Equity Loan Trust
0.833% due 07/25/2035		300	265
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036		8	8
Centurion CDO Ltd.
0.594% due 03/08/2017		4,053	4,034
Chase Issuance Trust
1.773% due 09/15/2015		2,200	2,206
Citibank Omni Master Trust
2.943% due 08/15/2018		800	822
Cougar CLO PLC
0.581% due 07/15/2020	EUR	2,234	2,878
Countrywide Asset-Backed Certificates
0.673% due 12/25/2031		$51	35
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		12	11
Duane Street CLO Ltd.
0.525% due 11/08/2017		383	383
Fremont Home Loan Trust
0.253% due 01/25/2037		12	6
Hillmark Funding
0.524% due 05/21/2021		1,100	1,079
HSBC Home Equity Loan Trust
1.132% due 11/20/2036		488	487
Lafayette CLO Ltd.
1.674% due 09/06/2022		628	627
Long Beach Mortgage Loan Trust
0.573% due 08/25/2045		13,000	11,263
0.753% due 10/25/2034		12	12
NOB Hill CLO Ltd.
0.525% due 08/15/2018		1,999	1,989
Pacifica CDO Corp.
0.536% due 01/26/2020		1,050	1,048
Sherwood Castle Funding PLC
0.419% due 03/15/2016	EUR	2,500	3,250
0.689% due 06/15/2016	GBP	2,200	3,340
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	1,225	1,565
3.443% due 05/16/2044		$311	321
3.500% due 08/17/2043		1,781	1,683
Structured Asset Securities Corp.
0.513% due 05/25/2037		2,000	1,659
Wood Street CLO BV
0.544% due 11/22/2021	EUR	434	554

Total Asset-Backed Securities (Cost $40,683)			40,834

SOVEREIGN ISSUES 3.8%
Autonomous Community of Valencia
4.750% due 03/20/2014		300	397
Indonesia Government International Bond
7.500% due 01/15/2016		$500	552
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	317
Mexico Government International Bond
6.250% due 06/16/2016	MXN	9,200	746
10.000% due 12/05/2024		10,700	1,116
Province of British Columbia
4.300% due 06/18/2042	CAD	100	103
Province of Ontario
1.100% due 10/25/2017		$300	293
1.650% due 09/27/2019		1,100	1,052
2.450% due 06/29/2022		6,000	5,660
3.150% due 06/02/2022	CAD	2,200	2,084
4.000% due 06/02/2021		1,200	1,219

4.200% due 03/08/2018		100	103
4.200% due 06/02/2020		100	103
4.300% due 03/08/2017		200	206
4.400% due 06/02/2019		100	104
4.600% due 06/02/2039		100	105
5.500% due 06/02/2018		100	109
Province of Quebec
2.750% due 08/25/2021		$18,300	17,997
3.500% due 07/29/2020		600	632
3.500% due 12/01/2022	CAD	3,900	3,766
4.250% due 12/01/2021		3,000	3,086
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,796

Total Sovereign Issues (Cost $42,865)			41,546

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		6,450	7,701

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		40,000	0

Total Convertible Preferred Securities (Cost $8,369)			7,701

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
DG Funding Trust
2.534% due 07/29/2013 (d)		217	1,535

Total Preferred Securities (Cost $2,294)			1,535

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 39.5%
CERTIFICATES OF DEPOSIT 2.3%
Banco do Brasil S.A.
0.000% due 01/24/2014		$300	299
Dexia Credit Local S.A.
1.650% due 09/12/2013		10,200	10,220
1.700% due 09/06/2013		7,400	7,414
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		7,700	7,662

			25,595

COMMERCIAL PAPER 4.4%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		11,000	10,963
British Telecommunications PLC
0.800% due 03/10/2014		7,000	6,958
Entergy Corp.
0.790% due 08/13/2013		2,700	2,698
0.790% due 08/20/2013		1,600	1,598
0.800% due 07/18/2013		1,200	1,200
Ford Motor Credit Co. LLC
0.750% due 09/03/2013		2,800	2,795
1.021% due 11/08/2013		1,600	1,594
1.021% due 12/20/2013		1,200	1,194
Santander S.A.
2.370% due 01/02/2014		3,200	3,177
3.100% due 10/01/2013		2,000	1,996
Standard Chartered Bank
0.950% due 09/26/2013		1,800	1,799
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		2,400	2,395
0.740% due 10/10/2013		8,300	8,291
0.740% due 10/15/2013		2,500	2,497

			49,155

REPURCHASE AGREEMENTS (f) 1.7%			18,624

MEXICO TREASURY BILLS 4.2%
3.831% due 07/18/2013 - 09/19/2013 (b)	MXN	612,300	46,976

U.S. TREASURY BILLS 0.3%
0.030% due 08/08/2013 - 05/01/2014 (b)(g)(k)		$3,052	3,052

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 26.6%
PIMCO Short-Term Floating NAV Portfolio		250	3
PIMCO Short-Term Floating NAV Portfolio III		29,417,070	293,906

			293,909

Total Short-Term Instruments (Cost $440,131)			437,311

Total Investments 113.8% (Cost $1,273,185)			$1,259,434
Written Options (h)(j) (0.3%) (Premiums $1,165)			(3,595)
Other Assets and Liabilities (Net) (13.5%)			(149,419)

Net Assets 100.0%			$1,106,420

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$18,000	U.S. Treasury Bonds 2.750% due 08/15/2042	$(18,758)	$18,000	$18,000
SSB	0.010%	06/28/2013	07/01/2013	624	Fannie Mae 2.200% due 10/17/2022	(638)	624	624

						$(19,396)	$18,624	$18,624

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $4,602 at a weighted average interest rate of (0.392%).

(g)	Securities with an aggregate market value of $2,380 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	92	$54	$(264)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	92	27	(3)

				$81	$(267)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	10	$1
3-Month Euribor June Futures	Long	06/2015	14	(9)
3-Month Euribor March Futures	Long	03/2015	13	(8)
3-Month Euribor September Futures	Long	09/2015	2	(1)
90-Day Eurodollar December Futures	Long	12/2015	461	(709)
90-Day Eurodollar June Futures	Long	06/2015	291	79
90-Day Eurodollar March Futures	Long	03/2016	82	(157)
90-Day Eurodollar September Futures	Long	09/2014	7	1
90-Day Eurodollar September Futures	Long	09/2015	566	(782)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	8	4
E-mini S&P 500 Index September Futures	Long	09/2013	7,635	(10,563)
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	8	(10)
S&P 500 Index September Futures	Long	09/2013	80	(679)

				$(12,833)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$4,800	$(74)	$(69)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		92,800	324	(388)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		21,200	2,904	1,978
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	900	(1)	3
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		2,700	(4)	2

						$3,149	$1,526

(i)	Securities with an aggregate market value of $33,152 and cash of $114 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	55		$51	HUS	$1	$0	$1
07/2013	EUR	37,334		48,224	MSC	0	(371)	(371)
07/2013	JPY	119,200		1,217	BPS	15	0	15
07/2013		26,500		272	BRC	5	0	5
07/2013		39,800		407	MSC	5	0	5
07/2013		437,686		4,433	UAG	20	0	20
07/2013	MXN	66,854		5,412	GLM	263	0	263
07/2013		35,948		2,935	JPM	164	0	164
07/2013	MYR	416		134	DUB	3	0	3
07/2013		309		100	JPM	2	0	2
07/2013		797		257	UAG	6	0	6
07/2013		$3,748	EUR	2,889	BOA	13	0	13
07/2013		9,501		7,322	BRC	56	(27)	29
07/2013		9,879		7,489	CBK	0	(131)	(131)
07/2013		5,350		4,014	FBF	0	(125)	(125)
07/2013		1,476		1,107	HUS	0	(35)	(35)
07/2013		19,149		14,513	JPM	0	(258)	(258)
07/2013		2,208	JPY	215,200	BRC	0	(38)	(38)
07/2013		3,227		307,200	JPM	0	(130)	(130)
07/2013		300	MYR	913	BRC	0	(12)	(12)
07/2013		200		609	FBF	0	(8)	(8)
08/2013	EUR	4,104		$5,367	CBK	24	0	24
08/2013	IDR	1,984,000		200	HUS	6	0	6
08/2013	MXN	67,467		5,560	BOA	370	0	370
08/2013		1,286		104	DUB	5	0	5
08/2013		11,579		944	FBF	53	0	53
08/2013		33,429		2,697	HUS	126	0	126
08/2013		85,584		6,917	MSC	342	0	342
08/2013		$4,437	BRL	9,015	UAG	0	(425)	(425)
08/2013		200	IDR	1,984,000	JPM	0	(5)	(5)
09/2013	CAD	11,810		$11,586	RBC	379	0	379
09/2013	EUR	400		505	UAG	0	(16)	(16)
09/2013	GBP	29,482		45,244	HUS	424	0	424
09/2013	MXN	720		55	BOA	0	0	0
09/2013		104,536		8,396	BPS	384	0	384
09/2013		11,335		879	BRC	10	0	10
09/2013		4,831		388	DUB	17	0	17
09/2013		67,322		5,532	FBF	369	0	369
09/2013		12,414		946	HUS	6	(12)	(6)
09/2013		7,800		596	JPM	3	(5)	(2)
09/2013		3,563		268	MSC	0	(5)	(5)
09/2013		126,363		10,238	UAG	554	0	554
09/2013		$1,106	GBP	720	BRC	0	(12)	(12)
09/2013		1,243		799	CBK	0	(28)	(28)
09/2013		1,558		992	FBF	0	(50)	(50)
09/2013		23	MXN	291	BOA	0	0	0
09/2013		53		695	BPS	0	0	0
09/2013		20		266	BRC	1	0	1
09/2013		8,759		108,201	JPM	1	(467)	(466)
09/2013		92		1,173	MSC	0	(2)	(2)
09/2013		97		1,265	UAG	0	0	0
12/2013	EUR	7,500		$9,467	BOA	0	(304)	(304)
04/2014		200		253	CBK	0	(7)	(7)
06/2014		300		380	FBF	0	(11)	(11)
08/2014		200		253	BPS	0	(8)	(8)

						$3,627	$(2,492)	$1,135

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	5,200	$10	$(6)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,200	12	(14)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,300	3	(2)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,300	3	(4)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		1,300	3	(2)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,300	3	(4)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$5,300	37	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	4,900	10	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		300	1	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$5,300	3	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		5,300	31	(175)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		24,300	64	(390)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		2,500	2	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		5,300	6	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		5,300	30	(151)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		2,500	7	(55)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		9,000	31	(144)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		23,400	64	(421)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		43,100	43	(8)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		43,100	183	(619)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		14,000	8	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		14,000	35	(305)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		22,100	112	(318)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		5,300	2	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		5,300	20	(151)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	1,700	9	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		700	3	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$1,800	7	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,800	12	(27)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,100	5	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,100	8	(17)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,200	8	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		4,200	26	(64)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,000	54	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		11,000	44	(167)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,000	29	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,000	30	(122)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,600	23	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		4,600	32	(70)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,700	19	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,700	20	(87)

								$1,052	$(3,325)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$2,500	$18	$(1)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$9	$(1)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	5	(1)

						$14	$(2)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	0.664%	$800	$8	$(28)	$36
American International Group, Inc.	CBK	1.000%	03/20/2016	0.664%	800	7	(29)	36
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%	400	1	2	(1)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%	500	(2)	(7)	5
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%	900	(11)	(1)	(10)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%	1,000	(5)	(10)	5
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%	400	(5)	(1)	(4)
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.440%	1,700	(21)	(2)	(19)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.252%	500	(3)	(7)	4
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%	600	(4)	(6)	2
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%	5,300	(67)	(142)	75
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%	100	(1)	(1)	0
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%	500	(3)	(5)	2
China Government International Bond	MYC	1.000%	06/20/2016	0.708%	600	6	(18)	24
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.108%	100	0	(4)	4
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.228%	500	(3)	(8)	5
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.228%	200	(1)	(3)	2
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.440%	600	(58)	(42)	(16)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.276%	1,600	(13)	(122)	109
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%	200	(20)	(14)	(6)
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%	1,400	22	(13)	35
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%	800	3	(6)	9
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%	1,900	6	5	1
Mexico Government International Bond	GST	1.000%	06/20/2016	0.914%	3,600	10	(122)	132
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.880%	1,400	5	(9)	14
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%	200	2	1	1

						$(147)	$(592)	$445

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$900	$25	$53	$(28)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	24	117	(93)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	4,200	116	265	(149)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	700	20	79	(59)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	386	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	675	11	0	11

					$202	$514	$(312)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	1,100	$(18)	$1	$(19)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		400	(8)	(1)	(7)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		1,100	(20)	0	(20)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		900	(15)	0	(15)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	1,400	1	0	1
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		48,600	(65)	7	(72)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,800	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		64,000	(85)	10	(95)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		3,000	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,000	1	(7)	8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		4,000	0	(2)	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,000	1	(1)	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		2,000	1	0	1
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		500	(3)	(1)	(2)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		21,400	(115)	(43)	(72)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		9,600	(52)	(18)	(34)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		200	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		200	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		400	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		500	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		600	(3)	(1)	(2)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		500	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		900	(3)	(3)	0

							$(393)	$(64)	$(329)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	59,000	3-Month USD-LIBOR plus a specified spread	$155,518	02/28/2014	BRC	$12,485
Receive	S&P 500 Total Return Index	103,567	3-Month USD-LIBOR plus a specified spread	276,642	03/31/2014	BRC	18,209

							$30,694

(k)	Securities with an aggregate market value of $3,975 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$145,574	$5,209	$150,783
Industrials	0	47,454	1,496	48,950
Utilities	0	6,535	0	6,535
Municipal Bonds & Notes
California	0	6,725	0	6,725
Illinois	0	4,037	0	4,037
Iowa	0	572	0	572
Nevada	0	130	0	130
New Jersey	0	1,288	0	1,288
New York	0	12,557	0	12,557
North Carolina	0	226	0	226
Ohio	0	1,898	0	1,898
Texas	0	691	0	691
Virginia	0	1,891	0	1,891
Washington	0	5,063	0	5,063
West Virginia	0	462	0	462
U.S. Government Agencies	0	307,304	793	308,097
U.S. Treasury Obligations	0	107,533	0	107,533
Mortgage-Backed Securities	0	73,069	0	73,069
Asset-Backed Securities	0	36,173	4,661	40,834
Sovereign Issues	0	41,546	0	41,546
Convertible Preferred Securities
Banking & Finance	7,701	0	0	7,701
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	0	1,535	1,535
Short-Term Instruments
Certificates of Deposit	0	25,595	0	25,595
Commercial Paper	0	49,155	0	49,155
Repurchase Agreements	0	18,624	0	18,624
Mexico Treasury Bills	0	46,976	0	46,976
U.S. Treasury Bills	0	3,052	0	3,052
Central Funds Used for Cash Management Purposes	293,909	0	0	293,909
	$301,610	$944,130	$13,694	$1,259,434

Financial Derivative Instruments - Assets
Credit Contracts	0	518	0	518
Equity Contracts	0	30,694	0	30,694
Foreign Exchange Contracts	0	3,627	0	3,627
Interest Rate Contracts	85	1,997	0	2,082
	$85	$36,836	$0	$36,921

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(385)	0	(385)
Equity Contracts	(11,242)	0	0	(11,242)
Foreign Exchange Contracts	0	(2,493)	0	(2,493)
Interest Rate Contracts	(1,676)	(4,392)	(2)	(6,070)

	$(12,918)	$(7,270)	$(2)	$(20,190)

Totals	$288,777	$973,696	$13,692	$1,276,165

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$303	$5,120	$0	$(17)	$0	$(197)	$0	$0	$5,209	$(197)
Industrials	1,560	0	0	0	0	(64)	0	0	1,496	(64)
U.S. Government Agencies	851	0	(59)	0	0	1	0	0	793	1
Asset-Backed Securities	1,063	4,032	(435)	0	0	1	0	0	4,661	0
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	1,577	0	0	0	0	(42)	0	0	1,535	(41)

	$5,354	$9,152	$(494)	$(17)	$0	$(301)	$0	$0	$13,694	$(301)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(3)	$0	$0	$0	$0	$1	$0	$0	$(2)	$1

Totals	$5,351	$9,152	$(494)	$(17)	$0	$(300)	$0	$0	$13,692	$(300)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$5,209	Benchmark Pricing	Base Price	100.88 - 118.00
Industrials	1,496	Third Party Vendor	Broker Quote	99.75
U.S. Government Agencies	793	Third Party Vendor	Broker Quote	100.25
Asset-Backed Securities	4,661	Benchmark Pricing	Base Price	99.65 - 100.00
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—
Preferred Securities
Banking & Finance	1,535	Benchmark Pricing	Base Price	$ 7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(2)	Indicative Market Quotation	Broker Quote	0.16

Total	$13,692

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® AR Short Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 17.9%
BANKING & FINANCE 13.9%
Ally Financial, Inc.
3.672% due 06/20/2014		$600	$608
4.500% due 02/11/2014		14,000	14,154
4.625% due 06/26/2015		36,300	37,222
6.750% due 12/01/2014		3,200	3,376
7.500% due 09/15/2020		26,700	30,872
8.300% due 02/12/2015		6,700	7,236
American International Group, Inc.
5.450% due 05/18/2017		100	110
5.600% due 10/18/2016		3,000	3,345
5.850% due 01/16/2018		2,200	2,478
6.250% due 03/15/2087		1,000	1,026
6.765% due 11/15/2017	GBP	1,500	2,664
7.980% due 06/15/2017	MXN	170,000	13,108
8.625% due 05/22/2068	GBP	49,450	88,674
ASIF
3.000% due 02/17/2017	EUR	3,100	3,944
Banco del Estado de Chile
4.125% due 10/07/2020		$13,000	13,096
Banco do Brasil S.A.
2.963% due 07/02/2014		1,900	1,915
5.875% due 01/19/2023		11,500	11,126
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,030
4.500% due 04/06/2015		3,400	3,434
Banco Santander Chile
1.876% due 01/19/2016		1,400	1,403
Bank of America Corp.
0.895% due 05/23/2017	EUR	5,700	6,917
1.696% due 01/30/2014		$14,335	14,416
6.500% due 08/01/2016		2,200	2,482
Bank of Montreal
1.950% due 01/30/2018		1,500	1,534
2.850% due 06/09/2015		700	729
Bank One Capital
8.750% due 09/01/2030		325	436
Barclays Bank PLC
10.179% due 06/12/2021		19,800	25,219
14.000% due 06/15/2019 (d)	GBP	15,100	30,083
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	626
6.500% due 03/10/2021		3,300	3,481
6.750% due 09/30/2022		34,200	37,021
BPCE S.A.
2.375% due 10/04/2013		500	502
Caledonia Generating LLC
1.950% due 02/28/2022		16,244	15,991
CIT Group, Inc.
4.250% due 08/15/2017		3,000	3,026
4.750% due 02/15/2015		5,900	6,011
5.250% due 04/01/2014		10,900	11,091
Citigroup, Inc.
0.544% due 06/09/2016		35,500	34,280
0.866% due 05/31/2017	EUR	3,500	4,257
1.727% due 01/13/2014		$8,400	8,449
2.275% due 08/13/2013		12,000	12,026
5.000% due 09/15/2014		17,800	18,502
6.125% due 08/25/2036		1,300	1,278
Credit Suisse
2.200% due 01/14/2014		1,200	1,211
Eksportfinans ASA
2.000% due 09/15/2015		19,200	18,528
2.375% due 05/25/2016		22,310	21,473
Erste Abwicklungsanstalt
1.125% due 09/30/2015	EUR	17,500	23,113
Export-Import Bank of India
4.000% due 08/07/2017		$10,000	10,008
Export-Import Bank of Korea
4.000% due 01/29/2021		17,700	17,633
5.875% due 01/14/2015		1,900	2,024
8.125% due 01/21/2014		6,400	6,648
Fifth Third Bancorp
8.250% due 03/01/2038		1,300	1,655
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		3,100	3,149
8.000% due 06/01/2014		2,500	2,645

GSPA Monetization Trust
6.422% due 10/09/2029		2,489	2,558
HBOS PLC
0.974% due 09/06/2017		900	836
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,210
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	16,282
HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,718
ILFC E-Capital Trust
6.250% due 12/21/2065		25,330	23,177
ING Bank NV
1.674% due 06/09/2014		1,900	1,916
2.500% due 01/14/2016		800	827
International Lease Finance Corp.
4.875% due 04/01/2015		8,600	8,772
5.625% due 09/20/2013		5,000	5,047
5.650% due 06/01/2014		4,100	4,187
6.500% due 09/01/2014		13,000	13,585
Intesa Sanpaolo SpA
2.674% due 02/24/2014		2,700	2,710
3.125% due 01/15/2016		1,100	1,082
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	1,900	2,475
0.893% due 02/26/2016		$40,000	39,943
1.075% due 01/24/2014		1,400	1,406
5.250% due 05/01/2015		1,000	1,067
Korea Development Bank
4.375% due 08/10/2015		2,500	2,639
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,245
LBG Capital PLC
7.375% due 03/12/2020	EUR	1,500	1,967
7.588% due 05/12/2020	GBP	6,300	9,669
7.625% due 12/09/2019		3,810	5,869
7.625% due 10/14/2020	EUR	2,400	3,171
7.869% due 08/25/2020	GBP	12,039	18,677
8.000% due 06/15/2020 (d)		$5,000	5,112
9.125% due 07/15/2020	GBP	3,223	5,279
Lloyds TSB Bank PLC 12.000%
due 12/16/2024 (d)		$7,600	10,218
Merrill Lynch & Co., Inc.
0.499% due 05/30/2014	EUR	5,800	7,535
1.033% due 09/15/2026		$20,900	17,745
5.000% due 01/15/2015		1,700	1,791
Morgan Stanley
0.757% due 10/15/2015		61,820	60,651
National City Bank
0.644% due 06/07/2017		700	693
Nordea Bank AB
2.125% due 01/14/2014		600	605
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,964
Petrobras Global Finance BV
2.414% due 01/15/2019		1,500	1,474
3.000% due 01/15/2019		1,900	1,769
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,346
Rabobank Group
6.875% due 03/19/2020	EUR	6,000	8,435
11.000% due 06/30/2019 (d)		$24,490	31,604
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		900	851
Santander Holdings USA, Inc.
3.000% due 09/24/2015		35,600	36,517
SLM Corp.
0.576% due 01/27/2014		700	694
4.000% due 07/25/2014		5,000	5,031
4.250% due 08/11/2014		3,343	3,345
5.000% due 10/01/2013		4,000	4,025
5.000% due 04/15/2015		2,900	3,001
5.050% due 11/14/2014		3,600	3,690
8.000% due 03/25/2020		10,700	11,623
SLM Corp. CPI Linked Bond
3.482% due 01/31/2014		1,000	1,009
State Bank of India
4.500% due 07/27/2015		4,300	4,483
Toll Road Investors Partnership LP
0.000% due 02/15/2045		330,868	55,132
Toyota Motor Credit Corp. CPI Linked Bond
2.270% due 09/10/2013		7,900	7,905
UBS AG
7.750% due 09/01/2026		5,000	6,220
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		17,000	17,574
Wachovia Corp.
0.464% due 08/01/2013		700	700

			1,079,321

INDUSTRIALS 2.9%
AbbVie, Inc.
1.033% due 11/06/2015		4,900	4,950
Altria Group, Inc.
7.750% due 02/06/2014		2,300	2,395
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		7,500	7,523
Ashland, Inc.
3.000% due 03/15/2016		21,500	21,715
Braskem Finance Ltd.
5.750% due 04/15/2021		17,900	17,542
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,449
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019		200	240
CSN Islands Corp.
6.875% due 09/21/2019		400	406
CVS Pass-Through Trust
6.943% due 01/10/2030		1,109	1,308
Daimler Finance North America LLC
0.879% due 01/09/2015		18,650	18,716
1.472% due 09/13/2013		2,000	2,004
DCP Midstream LLC
9.700% due 12/01/2013		3,435	3,557
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		5,000	5,012
DISH DBS Corp.
6.625% due 10/01/2014		10,000	10,450
7.000% due 10/01/2013		9,350	9,464
7.750% due 05/31/2015		1,000	1,087
Ford Motor Co.
7.700% due 05/15/2097		52,231	56,650
General Mills, Inc.
5.250% due 08/15/2013		4,784	4,810
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,600	2,756
HCA, Inc.
8.500% due 04/15/2019		2,700	2,904
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,000	1,068
5.750% due 09/11/2019		2,400	2,707
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	156
Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	3,762
5.875% due 03/01/2018		2,100	2,270
8.375% due 12/10/2018		400	476
Time Warner Cable, Inc.
6.200% due 07/01/2013		10,700	10,700
Total Capital Canada Ltd.
0.657% due 01/15/2016		4,700	4,729
Transocean, Inc.
4.950% due 11/15/2015		2,000	2,146
UAL Pass-Through Trust
7.336% due 01/02/2021		1,273	1,312
United Airlines, Inc.
6.750% due 09/15/2015		6,500	6,711
Vivendi S.A.
2.400% due 04/10/2015		1,200	1,223
Volkswagen International Finance NV
0.874% due 11/20/2014		2,500	2,510
WM Wrigley Jr. Co.
3.700% due 06/30/2014		10,000	10,266

			225,974

UTILITIES 1.1%
AT&T, Inc.
0.660% due 02/12/2016		42,000	41,795
British Telecommunications PLC
1.397% due 12/20/2013		10,000	10,051
Electricite de France S.A.
5.500% due 01/26/2014		200	205
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		2,900	2,595
Majapahit Holding BV
8.000% due 08/07/2019		3,000	3,390
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,900	1,982
Southern California Edison Co.
0.723% due 09/15/2014		12,100	12,158

Telefonica Chile S.A.
3.875% due 10/12/2022	4,000	3,671
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,900	2,071
Verizon Communications, Inc.
0.474% due 03/06/2015	6,070	6,062

		83,980

Total Corporate Bonds & Notes (Cost $1,396,851)		1,389,275

MUNICIPAL BONDS & NOTES 2.6%
ALABAMA 0.2%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	15,300	16,744

CALIFORNIA 1.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	868
6.918% due 04/01/2040	490	614
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2026	12,300	13,728
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,112
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	130
7.550% due 04/01/2039	100	134
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,033
7.950% due 03/01/2036	19,340	22,970
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	20,855	23,783
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	932
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	2,872
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.360% due 08/01/2040	2,225	2,363
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	358
7.618% due 08/01/2040	500	615
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,257
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	982
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,077
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	4,800	5,401
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	111
7.021% due 08/01/2040	200	224
Riverside County, California Economic Development Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	820	840
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	80	71
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2036	10,000	10,547
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	300	342
6.548% due 05/15/2048	500	597

		93,961

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,080
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	929

		2,009

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	60	58

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	1,200	1,416
8.550% due 12/01/2034	3,850	4,599
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	25

		6,040

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	779
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	3,900	4,039

		4,818

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,546

NEW YORK 0.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,743
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	2,911
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	5,000	5,747
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2030	6,000	6,484
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	764
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	114
6.011% due 06/15/2042	1,000	1,163
6.282% due 06/15/2042	100	114
New York City, New York Water & Sewer System Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
4.750% due 06/15/2033	6,615	6,910
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.250% due 06/15/2044	1,250	1,340
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	100	104
5.750% due 11/15/2051	10,300	11,355
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2022	3,300	3,807
5.000% due 07/01/2041	6,670	7,048
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 03/15/2031	1,000	1,077
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,099

		51,780

OHIO 0.1%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	1,997
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	2,775	2,825
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	200	173

		4,995

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	116

TEXAS 0.0%
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
5.000% due 11/01/2021	980	1,101

		1,101

VIRGINIA 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2028	5,000	5,596

WASHINGTON 0.1%
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	9,400	10,816

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	270	233

Total Municipal Bonds & Notes (Cost $202,817)		199,813

U.S. GOVERNMENT AGENCIES 24.9%
Fannie Mae
0.543% due 07/25/2037 - 09/25/2042	1,334	1,340
0.573% due 07/25/2037	1,216	1,225
0.593% due 09/25/2035	1,539	1,535
0.603% due 09/25/2035	2,602	2,624
0.643% due 09/25/2035 - 07/25/2041	16,884	17,077
0.793% due 01/25/2051	3,194	3,226
0.875% due 08/28/2017 - 05/21/2018	65,400	63,792
0.913% due 06/25/2037	4,119	4,157
0.923% due 06/25/2040	7,020	7,075
0.933% due 03/25/2040	2,993	3,027
1.250% due 01/30/2017	1,000	1,007
1.893% due 09/01/2035	65	68
2.053% due 11/01/2035	10	10
2.281% due 12/01/2033	30	31
2.344% due 03/01/2035	7	8
2.397% due 06/01/2034	240	257
2.417% due 10/01/2034	5	5
2.500% due 03/01/2022 - 07/01/2028	340,533	342,194
2.671% due 07/01/2035	31	34
2.741% due 06/01/2035	72	77
2.770% due 12/01/2033	10	11
2.864% due 06/01/2035	103	109
2.870% due 09/01/2027	1,700	1,531
3.000% due 09/01/2027 - 08/01/2043	91,770	92,886
3.500% due 07/01/2020 - 10/01/2042	189,828	194,348
3.890% due 07/01/2021	2,600	2,790
4.000% due 01/01/2025 - 08/01/2043	124,885	130,527
4.500% due 05/01/2023 - 08/01/2043	227,917	241,592
5.000% due 02/13/2017 - 07/01/2043	206,982	223,161
5.375% due 06/12/2017	300	348
5.500% due 11/01/2021 - 08/01/2043	117,803	127,993
6.000% due 10/01/2026 - 07/01/2043	12,235	13,306
Freddie Mac
0.573% due 03/15/2037	5,551	5,586
0.750% due 01/12/2018 (i)	157,600	152,759
0.875% due 03/07/2018	6,600	6,394
0.893% due 08/15/2037	5,460	5,514
0.903% due 10/15/2037	1,237	1,249
0.913% due 05/15/2037 - 09/15/2037	5,938	5,985
1.000% due 03/08/2017 - 09/29/2017	33,200	32,816
1.000% due 06/29/2017 (i)	16,500	16,368
1.250% due 05/12/2017 - 10/02/2019	9,800	9,694
1.750% due 05/30/2019	600	592
2.375% due 01/13/2022	12,900	12,553
2.529% due 06/01/2035	104	111
2.977% due 11/01/2034	44	47
3.500% due 08/01/2042 - 10/01/2042	53,007	53,805
3.750% due 03/27/2019	2,500	2,752
4.000% due 12/15/2040 - 07/15/2041	25,466	26,620
5.500% due 08/23/2017 - 03/01/2039	2,401	2,606
6.000% due 08/01/2027 - 04/01/2038	1,300	1,412
Ginnie Mae
3.000% due 06/01/2040 - 07/01/2043	80,002	79,238
3.500% due 04/15/2042 - 07/01/2043	24,000	24,633
4.000% due 07/01/2043	2,000	2,096
5.000% due 06/15/2035 - 03/15/2042	16,069	17,396
6.000% due 07/15/2037 - 08/15/2037	88	97
Small Business Administration
4.430% due 05/01/2029	901	975
5.520% due 06/01/2024	7	8

Total U.S. Government Agencies (Cost $1,961,536)		1,938,677

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017	9,726	9,983
0.125% due 01/15/2022 (i)	20,856	20,425
0.125% due 07/15/2022	16,078	15,714
0.625% due 07/15/2021	4,849	5,006
0.625% due 02/15/2043 (i)	36,411	30,606
0.750% due 02/15/2042 (i)	158,689	139,721
1.125% due 01/15/2021	1,701	1,819
1.250% due 07/15/2020	5,118	5,560
1.375% due 01/15/2020	2,043	2,226
1.750% due 01/15/2028 (i)	7,326	8,206
1.875% due 07/15/2019	6,426	7,246
2.000% due 01/15/2026	2,812	3,247
2.125% due 01/15/2019	1,408	1,593
2.125% due 02/15/2040 (i)	16,353	19,863
2.375% due 01/15/2025 (i)	66,000	78,618
2.375% due 01/15/2027 (i)	39,090	47,027
2.500% due 01/15/2029 (i)	31,410	38,705
3.625% due 04/15/2028 (i)	3,451	4,788

U.S. Treasury Notes
0.625% due 04/30/2018 (i)		84,800	81,921
0.750% due 12/31/2017 (g)(i)(k)		24,800	24,257
0.750% due 02/28/2018 (i)(k)		223,300	217,761
0.875% due 01/31/2018 (i)(k)		13,700	13,452
1.375% due 05/31/2020		1,400	1,350
2.000% due 02/15/2023		400	385
2.625% due 04/30/2018		400	424
2.875% due 03/31/2018		500	536

Total U.S. Treasury Obligations (Cost $815,480)			780,439

MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Investment Trust
2.416% due 02/25/2045		18	18
Arran Residential Mortgages Funding PLC
1.603% due 05/16/2047	EUR	2,510	3,318
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049		$2,900	3,260
5.919% due 05/10/2045		300	332
Banc of America Funding Corp.
1.195% due 08/26/2037		1,516	1,476
2.615% due 06/25/2034		66	65
2.639% due 05/25/2035		26	27
Banc of America Large Loan Trust
2.493% due 11/15/2015		13,037	13,078
Banc of America Mortgage Trust
2.875% due 05/25/2033		91	90
2.954% due 07/25/2035		3,495	3,276
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		58	57
BCRR Trust
5.858% due 07/17/2040		500	552
Bear Stearns Adjustable Rate Mortgage Trust
2.595% due 11/25/2034		200	196
3.335% due 12/25/2035		102	101
3.458% due 11/25/2034		46	47
Bear Stearns Alt-A Trust
2.864% due 09/25/2035		33	27
Bear Stearns Commercial Mortgage Securities Trust
8.553% due 10/15/2032		1,050	1,158
Chase Mortgage Finance Trust
5.106% due 12/25/2035		3,970	3,805
5.741% due 09/25/2036		1,420	1,306
6.000% due 12/25/2036		640	633
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		48	47
2.570% due 10/25/2035		33	32
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.392% due 07/15/2044		4,014	4,064
Commercial Mortgage Asset Trust
7.800% due 11/17/2032		11,627	11,925
Commercial Mortgage Pass-Through Certificates
5.543% due 12/11/2049		3,800	4,177
Countrywide Alternative Loan Trust
0.383% due 09/25/2046		6,482	4,532
0.473% due 02/25/2037		518	358
5.500% due 07/25/2035		22	19
6.000% due 05/25/2037 ^		5,668	4,399
Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035		218	205
2.783% due 02/20/2036		34	30
2.915% due 11/25/2034		1,681	1,554
Credit Suisse First Boston Mortgage Securities Corp.
7.130% due 11/15/2030		914	915
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		100	108
Deutsche ALT-A Securities, Inc.
0.523% due 02/25/2036		13,862	8,907
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	979	1,473
Four Times Square Trust
5.401% due 12/13/2028		$6,900	7,730
Granite Master Issuer PLC
0.392% due 12/20/2054		895	868
0.733% due 12/20/2054	GBP	19,510	28,943
0.813% due 12/20/2054		9,815	14,549
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	148	189
0.884% due 01/20/2044	GBP	132	197
0.889% due 09/20/2044		817	1,222
Greenwich Capital Commercial Funding Corp.
5.246% due 04/10/2037		$8,200	8,345

GS Mortgage Securities Trust
1.103% due 03/06/2020		2,535	2,542
GSR Mortgage Loan Trust
2.664% due 09/25/2035		89	88
5.083% due 11/25/2035		113	111
5.099% due 11/25/2035		4,032	3,675
6.000% due 02/25/2036		25,231	23,358
6.000% due 07/25/2037		8,470	7,756
6.000% due 07/25/2037 ^		78	73
Harborview Mortgage Loan Trust
0.362% due 12/19/2036 ^		903	554
0.412% due 05/19/2035		33	27
0.432% due 06/19/2035		5,822	4,803
5.366% due 06/19/2036 ^		3,922	2,796
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	1,231	1,613
Impac Secured Assets Trust
0.363% due 01/25/2037		$15,849	11,468
IndyMac Mortgage Loan Trust
2.958% due 06/25/2036		9,197	6,661
JPMorgan Alternative Loan Trust
2.629% due 05/25/2036 ^		5,571	4,156
JPMorgan Chase Commercial Mortgage Securities Corp.
5.130% due 01/12/2043		698	699
JPMorgan Chase Commercial Mortgage Securities Trust
4.158% due 01/12/2039		1,255	1,272
5.336% due 05/15/2047		1,700	1,879
JPMorgan Mortgage Trust
2.968% due 10/25/2036		4,558	3,618
4.479% due 02/25/2035		19	19
5.263% due 07/25/2035		1,725	1,776
5.679% due 10/25/2036		675	603
5.750% due 01/25/2036		132	120
Leek Finance Ltd.
0.492% due 12/21/2038		6,709	6,721
Lehman Mortgage Trust
6.000% due 09/25/2037		9,723	9,116
MASTR Adjustable Rate Mortgages Trust
2.316% due 07/25/2035		1,817	1,522
Mellon Residential Funding Corp.
0.633% due 12/15/2030		185	179
0.673% due 06/15/2030		3	2
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		111	96
0.443% due 11/25/2035		132	123
2.304% due 05/25/2033		93	87
5.141% due 09/25/2035		4,637	4,406
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,752
5.485% due 03/12/2051		100	111
Morgan Stanley Capital Trust
5.610% due 04/15/2049		905	921
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,043	1,063
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		347	321
Prime Mortgage Trust
6.000% due 06/25/2036		2,435	2,059
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2037		4,939	3,710
0.383% due 07/25/2036		8,421	5,912
0.383% due 09/25/2036		14,880	10,547
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	102	126
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		$77	59
2.578% due 02/25/2034		99	98
2.607% due 08/25/2034		149	145
5.081% due 05/25/2036		1,414	1,403
Structured Asset Mortgage Investments Trust
0.473% due 02/25/2036		41	32
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		6,575	6,080
Titan Europe PLC
0.784% due 10/23/2016	GBP	3,479	5,034
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		$11,969	11,873
5.509% due 04/15/2047		100	110
WaMu Mortgage Pass-Through Certificates
1.368% due 11/25/2042		15	14
2.470% due 10/25/2046		389	347
5.011% due 02/25/2037		2,071	1,896
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		111	110
2.641% due 03/25/2036		147	144
2.694% due 07/25/2036 ^		2,166	1,920
5.409% due 12/25/2036		4,625	4,478
6.000% due 04/25/2037 ^		11,391	10,973

Total Mortgage-Backed Securities (Cost $308,701)			310,767

ASSET-BACKED SECURITIES 2.5%
ACA CLO Ltd.
0.526% due 07/25/2018		1,116	1,110
Accredited Mortgage Loan Trust
0.323% due 02/25/2037		8,443	7,604
0.660% due 09/25/2035		6,000	4,761
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		29	9
Apidos CDO Ltd.
0.536% due 07/27/2017		2,025	2,018
Ares CLO Ltd.
0.524% due 02/24/2018		529	529
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034		71	71
0.833% due 07/25/2035		2,000	1,767
Avoca CLO PLC
0.587% due 02/18/2022	EUR	1,665	2,145
Bear Stearns Asset-Backed Securities Trust
0.353% due 08/25/2036		$5,992	4,088
0.433% due 06/25/2047		7,000	5,444
Centurion CDO Ltd.
0.594% due 03/08/2017		26,908	26,782
Citigroup Mortgage Loan Trust, Inc.
0.393% due 05/25/2037		10,135	4,939
Cougar CLO PLC
0.581% due 07/15/2020	EUR	8,937	11,512
Countrywide Asset-Backed Certificates
0.373% due 06/25/2047		$4,000	3,105
0.443% due 04/25/2036		2,895	2,810
0.673% due 12/25/2031		4	3
Duane Street CLO Ltd.
0.525% due 11/08/2017		729	729
0.528% due 01/11/2021		9,417	9,379
First Franklin Mortgage Loan Trust
0.333% due 09/25/2036		10,948	9,261
0.683% due 09/25/2035		1,600	1,331
GSAMP Trust
0.243% due 12/25/2046		5,506	2,775
Gulf Stream Sextant CLO Ltd.
0.504% due 08/21/2020		2,162	2,155
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		4,620	4,619
0.498% due 08/07/2021		2,330	2,312
Lafayette CLO Ltd.
1.674% due 09/06/2022		2,267	2,266
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		9	9
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		1,732	1,746
MASTR Asset-Backed Securities Trust
0.403% due 05/25/2037		11,000	6,591
0.483% due 12/25/2035		5,000	4,225
Morgan Stanley ABS Capital, Inc.
0.283% due 01/25/2037		5,281	2,797
Morgan Stanley Home Equity Loan Trust
0.293% due 12/25/2036		7,798	4,164
NOB Hill CLO Ltd.
0.525% due 08/15/2018		6,497	6,464
Option One Mortgage Loan Trust
0.333% due 01/25/2037		4,800	2,460
Penta CLO S.A.
0.518% due 06/04/2024	EUR	968	1,200
RAAC Series
0.363% due 11/25/2036		$1,303	1,291
Residential Asset Securities Corp. Trust
0.343% due 08/25/2036		17,415	15,447
Sandelman Finance Ltd.
0.535% due 02/15/2019		7,464	7,454
Securitized Asset-Backed Receivables LLC
1.153% due 01/25/2036		3,500	2,545
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	9,526	12,171
0.776% due 10/25/2017		$1,100	1,096
3.443% due 05/16/2044		1,320	1,367
3.500% due 08/17/2043		1,850	1,748
Structured Asset Securities Corp.
0.363% due 12/25/2036		2,000	1,360
0.513% due 05/25/2037		8,600	7,133
Tara Hill BV
0.903% due 01/24/2019	EUR	600	782

Trimaran CLO Ltd.
0.524% due 11/01/2018		$1,038	1,030
Wells Fargo Home Equity Trust
0.783% due 11/25/2035		1,000	846

Total Asset-Backed Securities (Cost $193,907)			197,450

SOVEREIGN ISSUES 1.4%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	900	1,170
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	810
5.500% due 07/12/2020		$2,100	2,179
Indonesia Government International Bond
7.500% due 01/15/2016		1,500	1,656
Korea Housing Finance Corp.
4.125% due 12/15/2015		500	529
Mexico Government International Bond
3.500% due 12/14/2017 (c)	MXN	113,890	9,499
5.000% due 06/16/2016 (c)		19,361	1,661
6.250% due 06/16/2016		14,700	1,192
7.750% due 12/14/2017		16,200	1,382
10.000% due 12/05/2024		3,100	323
Province of British Columbia
4.300% due 06/18/2042	CAD	100	103
Province of Ontario
1.650% due 09/27/2019		$2,400	2,295
2.850% due 06/02/2023	CAD	400	365
3.150% due 06/02/2022		5,400	5,116
4.000% due 10/07/2019		$500	544
4.000% due 06/02/2021	CAD	22,800	23,163
4.200% due 03/08/2018		100	103
4.200% due 06/02/2020		14,300	14,764
4.300% due 03/08/2017		1,100	1,133
4.400% due 06/02/2019		1,200	1,253
4.600% due 06/02/2039		1,000	1,053
5.500% due 06/02/2018		300	326
Province of Quebec
2.750% due 08/25/2021		$10,500	10,326
3.000% due 09/01/2023	CAD	7,100	6,511
3.500% due 07/29/2020		$200	211
3.500% due 12/01/2022	CAD	1,300	1,255
4.250% due 12/01/2021		3,800	3,909
4.250% due 12/01/2043		6,100	6,058
4.500% due 12/01/2016		100	103
4.500% due 12/01/2017		100	104
4.500% due 12/01/2018		200	210
4.500% due 12/01/2020		400	420
Qatar Government International Bond
5.250% due 01/20/2020		$11,420	12,819

Total Sovereign Issues (Cost $115,654)			112,545

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 12/31/2049 (d)		9,550	11,403

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $11,809)			11,403

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
DG Funding Trust
2.534% due 07/29/2013 (d)		85	601
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,100	1,326
GMAC Capital Trust
8.125% due 02/15/2040		1,068,600	27,837

Total Preferred Securities (Cost $30,178)			29,764

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 44.0%
CERTIFICATES OF DEPOSIT 1.2%
Bank of Nova Scotia
0.483% due 03/27/2014		$10,200	10,220
Dexia Credit Local S.A.
1.650% due 09/12/2013		34,900	34,970
1.700% due 09/06/2013		36,800	36,871
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		5,400	5,373
0.000% due 11/01/2013		3,700	3,684

			91,118

COMMERCIAL PAPER 4.1%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		35,900	35,779
Daimler Finance North America LLC
0.840% due 10/11/2013		2,200	2,198
Electricite de France S.A.
0.830% due 01/17/2014		14,000	13,969
Entergy Corp.
0.790% due 07/08/2013		6,800	6,799
0.790% due 08/02/2013		12,200	12,191
0.790% due 08/13/2013		16,900	16,884
0.790% due 08/14/2013		8,700	8,692
0.790% due 08/20/2013		7,200	7,192
0.800% due 07/18/2013		7,630	7,627
0.800% due 08/27/2013		4,800	4,794
0.940% due 11/04/2013		4,700	4,690
Ford Motor Credit Co. LLC
0.750% due 09/03/2013		18,500	18,468
1.021% due 11/01/2013		6,500	6,478
1.021% due 11/08/2013		18,600	18,535
1.021% due 11/12/2013		3,800	3,786
1.021% due 12/20/2013		16,800	16,720
Santander S.A.
2.370% due 01/02/2014		23,000	22,834
3.100% due 10/01/2013		9,200	9,180
Vodafone Group PLC
0.700% due 02/10/2014		14,000	13,954
Xstrata Finance Dubai Ltd.
0.710% due 12/06/2013		15,100	15,070
0.740% due 10/10/2013		57,100	57,040
0.740% due 10/15/2013		17,400	17,381

			320,261

REPURCHASE AGREEMENTS (f) 4.2%			329,400

MEXICO TREASURY BILLS 4.3%
3.833% due 07/18/2013 - 09/19/2013 (b)	MXN	4,340,500	332,730

U.S. TREASURY BILLS 0.1%
0.037% due 08/08/2013 - 05/01/2014 (b)(g)(k)		$7,500	7,499

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 30.1%
PIMCO Short-Term Floating NAV Portfolio		1,810	18
PIMCO Short-Term Floating NAV Portfolio III		234,599,357	2,343,882

			2,343,900

Total Short-Term Instruments (Cost $3,442,130)			3,424,908

Total Investments 107.9% (Cost $8,479,063)			$8,395,041
Written Options (h)(j) (0.3%) (Premiums $8,482)			(21,969)
Other Assets and Liabilities (Net) (7.6%)			(589,537)

Net Assets 100.0%			$7,783,535

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	0.060%	06/26/2013	07/12/2013	$216,100	U.S. Treasury Notes 2.125% due 12/31/2015	$(218,532)	$216,100	$216,102
RYL	0.030%	06/26/2013	07/03/2013	113,300	U.S. Treasury Notes 1.000% due 03/31/2017	(115,994)	113,300	113,300

						$(334,526)	$329,400	$329,402

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $115,681 at a weighted average interest rate of 0.021%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2028	$4,000	$4,210	$(4,169)
Fannie Mae	3.500%	07/01/2043	120,000	125,038	(121,800)
Fannie Mae	4.000%	07/01/2028	1,000	1,057	(1,054)

				$130,305	$(127,023)

(g)	Securities with an aggregate market value of $4,165 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	577	$336	$(1,657)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	577	170	(17)

				$506	$(1,674)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	35	$4
3-Month Euribor June Futures	Long	06/2015	101	(59)
3-Month Euribor March Futures	Long	03/2015	102	(55)
3-Month Euribor September Futures	Long	09/2015	24	(14)
90-Day Eurodollar December Futures	Long	12/2015	2,584	(4,230)
90-Day Eurodollar June Futures	Long	06/2015	2,255	(1,031)
90-Day Eurodollar March Futures	Long	03/2016	688	(1,300)
90-Day Eurodollar September Futures	Long	09/2014	1,040	184
90-Day Eurodollar September Futures	Long	09/2015	602	(775)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	50	24
E-mini S&P 500 Index September Futures	Short	09/2013	47,366	56,236
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	50	(61)
S&P 500 Index September Futures	Short	09/2013	423	2,293

				$51,216

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$44,600	$(689)	$(636)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		2,505,900	8,752	(8,798)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		84,400	11,562	6,009
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	3,400	(4)	9
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		9,600	(13)	8

						$19,608	$(3,408)

(i)	Securities with an aggregate market value of $209,466 and cash of $58 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	202		$187	HUS	$2	$0	$2
07/2013	EUR	199,971		258,303	MSC	0	(1,989)	(1,989)
07/2013		199,971		265,477	UAG	5,185	0	5,185
07/2013	GBP	55,838		84,757	CBK	0	(170)	(170)
07/2013		88,914		137,060	HUS	2,051	(224)	1,827
07/2013		7,120		10,895	JPM	66	0	66
07/2013	JPY	288,100		2,941	BPS	36	0	36
07/2013		175,500		1,801	BRC	31	0	31
07/2013		115,000		1,176	MSC	16	0	16
07/2013		2,812,219		28,485	UAG	128	0	128
07/2013	MXN	207,794		16,821	GLM	817	0	817
07/2013		240,844		19,662	JPM	1,101	0	1,101
07/2013	MYR	2,384		769	DUB	17	0	17
07/2013		1,237		400	HUS	10	0	10
07/2013		1,546		500	JPM	12	0	12
07/2013		4,574		1,476	UAG	33	0	33
07/2013		$31,722	EUR	24,530	BOA	208	0	208
07/2013		14,552		10,961	BPS	0	(285)	(285)
07/2013		32,623		25,184	BRC	188	(30)	158
07/2013		134,821		102,534	CBK	0	(1,357)	(1,357)
07/2013		1,682		1,287	DUB	0	(7)	(7)
07/2013		15,612		11,703	GLM	0	(379)	(379)
07/2013		4,366		3,274	HUS	0	(105)	(105)
07/2013		13,033		9,902	JPM	0	(144)	(144)
07/2013		269,390		202,937	MSC	0	(5,238)	(5,238)
07/2013		10,105		7,630	RYL	0	(174)	(174)
07/2013		5,244	GBP	3,345	BPS	0	(156)	(156)
07/2013		3,266		2,080	BRC	0	(103)	(103)
07/2013		5,057		3,241	CBK	0	(128)	(128)
07/2013		1,411		900	HUS	0	(42)	(42)
07/2013		216,974		142,306	JPM	0	(534)	(534)
07/2013		6,605	JPY	652,100	CBK	0	(29)	(29)
07/2013		17,814		1,696,600	DUB	0	(707)	(707)
07/2013		4,914		463,000	FBF	0	(246)	(246)
07/2013		8,605		819,100	JPM	0	(346)	(346)
07/2013		2,400	MYR	7,304	BRC	0	(95)	(95)
07/2013		800		2,437	FBF	0	(31)	(31)
08/2013	EUR	71,115		$92,994	CBK	416	0	416
08/2013		203		266	DUB	2	0	2
08/2013	GBP	142,306		216,928	JPM	533	0	533
08/2013	IDR	11,904,400		1,202	HUS	33	0	33
08/2013	MXN	440,570		36,307	BOA	2,418	0	2,418
08/2013		8,901		717	DUB	32	0	32
08/2013		7,027		573	FBF	32	0	32
08/2013		103,747		8,372	HUS	391	0	391
08/2013		162,052		13,335	JPM	870	0	870
08/2013		618,043		49,949	MSC	2,467	0	2,467
08/2013		$22,398	BRL	45,508	UAG	0	(2,146)	(2,146)
08/2013		1,928	EUR	1,472	DUB	0	(12)	(12)
08/2013		10,517		8,062	FBF	0	(21)	(21)
08/2013		13,097		10,010	HUS	0	(66)	(66)
08/2013		3,302		2,538	MSC	2	0	2
08/2013		200	IDR	1,984,400	FBF	0	(5)	(5)
08/2013		1,000		9,920,000	JPM	0	(26)	(26)
09/2013	CAD	71,214		$69,861	RBC	2,283	0	2,283
09/2013	EUR	200		251	BOA	0	(9)	(9)
09/2013		3,638		4,701	UAG	24	(59)	(35)
09/2013	MXN	21,684		1,657	BOA	0	(5)	(5)
09/2013		953,677		75,059	BPS	1,969	(3)	1,966
09/2013		35,494		2,851	DUB	128	0	128
09/2013		438,085		35,997	FBF	2,402	0	2,402
09/2013		169,449		13,077	HUS	89	0	89
09/2013		323,475		25,351	JPM	560	0	560
09/2013		22,555		1,718	MSC	0	(11)	(11)
09/2013		796,978		64,572	UAG	3,493	0	3,493
09/2013		$1,165	EUR	869	CBK	0	(33)	(33)
09/2013		8,255		6,160	FBF	0	(234)	(234)
09/2013		11	MXN	145	BOA	0	0	0
09/2013		11		139	BPS	0	0	0
09/2013		11,385		141,822	JPM	0	(515)	(515)
09/2013		23		294	MSC	0	0	0
09/2013		40,026		497,257	UAG	0	(1,914)	(1,914)
12/2013	EUR	27,500		$34,711	BOA	0	(1,114)	(1,114)
04/2014		100		126	BPS	0	(4)	(4)
04/2014		600		760	CBK	0	(22)	(22)
06/2014		100		126	BPS	0	(4)	(4)
06/2014		800		1,014	FBF	0	(29)	(29)
07/2014		100		127	BPS	0	(4)	(4)
08/2014		100		127	BPS	0	(4)	(4)

						$28,045	$(18,759)	$9,286

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	32,600	$61	$(38)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		32,600	72	(90)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,900	15	(9)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,900	17	(22)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		7,900	16	(9)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		7,900	16	(22)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$16,800	119	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	27,200	56	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		11,300	22	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,500	6	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$34,600	21	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		34,600	204	(1,145)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		46,500	121	(746)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		18,000	13	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		34,400	36	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		34,400	195	(978)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		18,000	49	(393)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		30,700	100	(493)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		145,100	400	(2,611)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		287,600	288	(55)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		287,600	1,222	(4,131)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		99,400	56	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		99,400	251	(2,169)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		138,600	702	(1,991)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		34,200	14	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		34,200	132	(972)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	15,800	80	(9)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		7,700	39	(4)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$19,000	76	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		19,000	127	(289)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		12,000	54	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		12,000	87	(183)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,200	36	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,200	115	(277)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		95,700	468	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		95,700	333	(1,457)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		63,500	240	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		63,500	285	(967)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		28,200	142	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		28,200	199	(429)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		39,700	132	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		39,700	153	(604)

								$6,770	$(20,104)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	93.000	07/05/2013	$9,200	$95	$(1)
Put - OTC USD versus JPY	BPS		95.000	07/05/2013	51,300	419	(24)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	16,700	158	(8)
Put - OTC USD versus JPY	BOA		96.000	08/12/2013	8,700	52	(73)

						$724	$(106)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$117	$(22)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	271	(47)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	48	(6)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	46	(10)

						$482	$(85)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		$400	$1	$2	$(1)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%		500	(2)	(7)	5
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(6)	(16)	10
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		1,500	(7)	(15)	8
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.252%		300	(2)	(8)	6
Brazil Government International Bond	GST	1.000%	06/20/2015	1.252%		500	(3)	(7)	4
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.252%		400	(2)	(11)	9
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		1,100	(7)	(11)	4
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.353%		16,300	(135)	(92)	(43)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.252%		1,700	(8)	(19)	11
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		13,000	(81)	(177)	96
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.252%		500	(2)	(5)	3
Brazil Government International Bond	MYC	1.950%	08/20/2016	1.466%		500	11	0	11
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		500	(3)	(5)	2
China Government International Bond	BOA	1.000%	06/20/2015	0.532%		900	9	15	(6)
China Government International Bond	CBK	1.000%	06/20/2015	0.532%		200	2	3	(1)
China Government International Bond	RYL	1.000%	06/20/2015	0.532%		400	4	7	(3)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.642%		3,000	28	(59)	87
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.418%		3,900	227	139	88
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.524%		700	(14)	(21)	7
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.524%		1,900	(38)	(57)	19
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.524%		900	(18)	(28)	10
JPMorgan Chase & Co.	CBK	1.000%	06/20/2014	0.341%		4,600	32	43	(11)
MetLife, Inc.	BOA	1.000%	12/20/2015	0.681%		4,200	35	(203)	238
MetLife, Inc.	CBK	1.000%	12/20/2015	0.681%		2,300	18	(84)	102
MetLife, Inc.	GST	1.000%	09/20/2015	0.613%		3,700	33	(238)	271
MetLife, Inc.	JPM	1.000%	09/20/2015	0.613%		5,800	52	(344)	396
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.789%		300	2	(4)	6
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%		800	4	(18)	22
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%		600	(1)	(7)	6
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.733%		500	3	(11)	14
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.789%		700	3	(11)	14
Mexico Government International Bond	JPM	1.000%	03/20/2018	1.232%		15,900	(163)	(9)	(154)
Mexico Government International Bond	MYC	1.000%	03/20/2018	1.232%		16,700	(171)	(16)	(155)
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.665%		2,200	19	(64)	83
U.S. Treasury Notes	HUS	0.250%	06/20/2017	0.197%	EUR	2,100	6	(4)	10
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%		$1,900	26	4	22
Vodafone Group PLC	FBF	1.000%	03/20/2016	0.561%		3,200	39	46	(7)

							$(109)	$(1,292)	$1,183

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$5,200	$143	$644	$(501)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	3,500	97	421	(324)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	6,100	168	718	(550)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	700	19	80	(61)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	2,600	71	300	(229)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	289	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	9	0	9

					$511	$2,163	$(1,652)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	7,500	$(124)	$6	$(130)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		9,600	(178)	2	(180)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		7,600	(139)	0	(139)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		5,600	(96)	0	(96)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		5,000	(82)	18	(100)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		4,000	(66)	13	(79)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	2,200	3	1	2
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		4,200	5	2	3
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	7	1	6
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		305,000	(405)	47	(452)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		3,000	(4)	(2)	(2)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		355,000	(472)	55	(527)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		13,000	2	1	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		50,000	8	(24)	32
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		19,000	3	(7)	10
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		15,000	2	(10)	12
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		18,000	(43)	(29)	(14)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MYC		12,000	(29)	(20)	(9)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		100	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		9,000	(48)	(3)	(45)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		6,800	(37)	(13)	(24)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		3,700	(21)	(9)	(12)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		19,000	(51)	(10)	(41)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		298,000	(788)	(99)	(689)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		200	(1)	0	(1)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		100	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		300	(1)	(1)	0

							$(2,555)	$(81)	$(2,474)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Pay	S&P 500 Total Return Index	514,440	3-Month USD-LIBOR plus a specified spread	$1,495,536	07/15/2014	BRC	$29,314
Pay	S&P 500 Total Return Index	811,834	3-Month USD-LIBOR plus a specified spread	2,328,815	07/15/2014	JPM	14,918

							$44,232

(k)	Securities with an aggregate market value of $20,327 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,058,857	$20,464	$1,079,321
Industrials	0	224,662	1,312	225,974
Utilities	0	83,980	0	83,980
Municipal Bonds & Notes
Alabama	0	16,744	0	16,744
California	0	93,961	0	93,961
Illinois	0	2,009	0	2,009
Iowa	0	58	0	58
Louisiana	0	6,040	0	6,040
Nevada	0	4,818	0	4,818
New Jersey	0	1,546	0	1,546
New York	0	51,780	0	51,780
Ohio	0	4,995	0	4,995
Tennessee	0	116	0	116
Texas	0	1,101	0	1,101
Virginia	0	5,596	0	5,596
Washington	0	10,816	0	10,816
West Virginia	0	233	0	233
U.S. Government Agencies	0	1,938,677	0	1,938,677
U.S. Treasury Obligations	0	780,439	0	780,439
Mortgage-Backed Securities	0	310,767	0	310,767
Asset-Backed Securities	0	168,402	29,048	197,450
Sovereign Issues	0	112,545	0	112,545
Convertible Preferred Securities
Banking & Finance	11,403	0	0	11,403
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	27,837	1,326	601	29,764
Short-Term Instruments
Certificates of Deposit	0	91,118	0	91,118
Commercial Paper	0	320,261	0	320,261
Repurchase Agreements	0	329,400	0	329,400
Mexico Treasury Bills	0	332,730	0	332,730
U.S. Treasury Bills	0	7,499	0	7,499
Central Funds Used for Cash Management Purposes	2,343,900	0	0	2,343,900
	$2,383,140	$5,960,476	$51,425	$8,395,041

Short Sales, at value
U.S. Government Agencies	$0	$(127,023)	$0	$(127,023)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,577	0	1,577
Equity Contracts	58,529	44,232	0	102,761
Foreign Exchange Contracts	0	28,045	0	28,045
Interest Rate Contracts	212	6,092	0	6,304
	$58,741	$79,946	$0	$138,687

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,046)	0	(2,046)
Foreign Exchange Contracts	0	(18,865)	0	(18,865)
Interest Rate Contracts	(7,525)	(33,752)	(85)	(41,362)

	$(7,525)	$(54,663)	$(85)	$(62,273)

Totals	$2,434,356	$5,858,736	$51,340	$8,344,432

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$21,202	$0	$(433)	$(7)	$(4)	$(294)	$0	$0	$20,464	$(435)
Industrials	0	1,328	0	0	0	(16)	0	0	1,312	(16)
Asset-Backed Securities	3,839	26,778	(1,570)	1	0	0	0	0	29,048	1
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	618	0	0	0	0	(17)	0	0	601	(16)

	$25,659	$28,106	$(2,003)	$(6)	$(4)	$(327)	$0	$0	$51,425	$(466)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(95)	$0	$0	$0	$0	$10	$0	$0	$(85)	$11

Totals	$25,564	$28,106	$(2,003)	$(6)	$(4)	$(317)	$0	$0	$51,340	$(455)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$17,905	Benchmark Pricing	Base Price	100.82 - 100.88
	2,559	Third Party Vendor	Broker Quote	102.79
Industrials	1,312	Third Party Vendor	Broker Quote	103.00
Asset-Backed Securities	29,048	Benchmark Pricing	Base Price	99.65 - 100.00
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (4)	—	—
Preferred Securities
Banking & Finance	601	Benchmark Pricing	Base Price	$ 7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(85)	Indicative Market Quotation	Broker Quote	0.16

Total	$51,340

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 90.5%
ARIZONA 1.0%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$329
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	250	289

		618

CALIFORNIA 8.6%
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.040% due 11/01/2026	1,000	1,000
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	401
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	275
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,686
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	573
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	273
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	22
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	66
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	584
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2023	520	601

		5,481

FLORIDA 4.2%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,000	1,093
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,168
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	263
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	170

		2,694

GEORGIA 0.9%
Atlanta, Georgia Department of Aviation Revenue Notes, Series 2010
5.000% due 01/01/2019	500	577

ILLINOIS 0.5%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	333

INDIANA 3.3%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,171
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	341
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	588

		2,100

IOWA 0.4%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	272

LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	278

MASSACHUSETTS 3.3%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
0.545% due 12/01/2014	400	414

Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
1.871% due 01/01/2018	500	508
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,164

		2,086

MICHIGAN 3.4%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,148
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,002

		2,150

MISSISSIPPI 0.7%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	440

MISSOURI 3.4%
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	400
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.050% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.040% due 02/15/2034	590	590

		2,190

NEW JERSEY 4.5%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	497
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,130
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	582
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	673

		2,882

NEW MEXICO 0.9%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	572

NEW YORK 17.5%
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	409
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	809
5.250% due 03/01/2021	1,000	1,150
New York City, New York General Obligation Bonds, Series 2012
0.030% due 04/01/2042	1,000	1,000
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
1.953% due 03/01/2027	450	369
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	343
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.040% due 11/01/2022	1,000	1,000
New York City, New York Water & Sewer System Revenue Notes, Series 2011
5.000% due 06/15/2020	500	590
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 07/01/2018	500	590
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	856
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	577
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,548
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,154
5.000% due 03/15/2019	250	291
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	475

		11,161

NORTH CAROLINA 3.1%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	286
5.000% due 07/01/2018	500	569

North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,143

		1,998

OHIO 10.5%
American Municipal Power Inc., Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	540	601
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2024	900	1,041
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	143
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	685
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	447
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,155
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,192
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	283
University of Akron, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,147

		6,694

OREGON 0.5%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	292

PENNSYLVANIA 2.3%
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.060% due 07/01/2025	1,000	1,000
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	446

		1,446

SOUTH CAROLINA 0.4%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	229

TEXAS 8.5%
Garland Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2021	1,000	1,195
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,165
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	886
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,156
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2012
0.030% due 05/01/2046	1,000	1,000

		5,402

UTAH 0.6%
Herriman City, Utah Special Assessment Notes, Series 2010
3.000% due 11/01/2013	355	356

VIRGINIA 1.5%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	747
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	176

		923

WASHINGTON 6.3%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 02/01/2024	1,250	1,443
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2023	750	886
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	256
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,178

Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	226

		3,989

WISCONSIN 3.8%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	289
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	835	996
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,121

		2,406

Total Municipal Bonds & Notes (Cost $56,623)		57,569

SHORT-TERM INSTRUMENTS 9.5%
REPURCHASE AGREEMENTS (b) 6.9%		4,396

U.S. TREASURY BILLS 2.6%
0.105% due 10/03/2013 - 05/29/2014 (a)(c)	1,661	1,660

Total Short-Term Instruments (Cost $6,056)		6,056

Total Investments 100.0% (Cost $62,679)		$63,625
Other Assets and Liabilities (Net) 0.0%		(18)

Net Assets 100.0%		$63,607

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$4,396	Fannie Mae 2.200% due 10/17/2022	$(4,488)	$4,396	$4,396

(1)	Includes accrued interest.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	DUB	$600	$5	$0	$5
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MYC	6,793	48	30	18
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	DUB	600	(4)	0	(4)
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MYC	6,793	(47)	31	(78)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	DUB	600	(11)	0	(11)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MYC	6,793	(123)	31	(154)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	DUB	600	(17)	0	(17)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MYC	6,793	(192)	31	(223)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	DUB	600	(20)	0	(20)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	DUB	600	(22)	0	(22)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MYC	6,793	(248)	31	(279)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	DUB	600	(24)	0	(24)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MYC	6,793	(266)	(13)	(253)
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	BRC	1,250	(28)	1	(29)
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	DUB	600	(14)	0	(14)
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	MYC	5,543	(127)	35	(162)
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	BRC	5,293	(96)	0	(96)
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	DUB	600	(11)	0	(11)
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	MYC	1,500	(27)	6	(33)
Receive	3-Month USD-CPURNSA Index	2.725%	11/01/2022	DUB	9,300	(368)	0	(368)
Receive	3-Month USD-CPURNSA Index	2.535%	06/05/2023	MYC	1,500	(20)	0	(20)

						$(1,612)	$183	$(1,795)

(c)	Securities with an aggregate market value of $1,660 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$618	$0	$618
California	0	5,481	0	5,481
Florida	0	2,694	0	2,694
Georgia	0	577	0	577
Illinois	0	333	0	333
Indiana	0	2,100	0	2,100
Iowa	0	272	0	272
Louisiana	0	278	0	278
Massachusetts	0	2,086	0	2,086
Michigan	0	2,150	0	2,150
Mississippi	0	440	0	440
Missouri	0	2,190	0	2,190
New Jersey	0	2,882	0	2,882
New Mexico	0	572	0	572
New York	0	11,161	0	11,161
North Carolina	0	1,998	0	1,998
Ohio	0	6,694	0	6,694
Oregon	0	292	0	292
Pennsylvania	0	1,446	0	1,446
South Carolina	0	229	0	229
Texas	0	5,402	0	5,402
Utah	0	356	0	356
Virginia	0	923	0	923
Washington	0	3,989	0	3,989
Wisconsin	0	2,406	0	2,406
Short-Term Instruments
Repurchase Agreements	0	4,396	0	4,396
U.S. Treasury Bills	0	1,660	0	1,660
	$0	$63,625	$0	$63,625

Financial Derivative Instruments - Assets
Interest Rate Contracts	$0	$23	$0	$23

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$0	$(1,818)	$0	$(1,818)

Totals	$0	$61,830	$0	$61,830

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Ameristar Casinos, Inc.
2.695% due 04/14/2016		$1,825	$1,829
Aptalis Pharma, Inc.
5.500% due 02/11/2017		9,750	9,756
Biomet, Inc.
3.193% - 3.195% due 03/25/2015		9,327	9,348
3.943% - 4.023% due 07/25/2017		25,658	25,596
Community Health Systems, Inc.
2.445% due 07/25/2014		3,623	3,635
2.695% - 4.750% due 10/25/2016		24,512	24,573
DaVita, Inc.
2.700% due 09/02/2017		43,875	43,861
2.950% due 10/20/2015		32,682	32,771
Dell, Inc.
5.000% due 11/06/2013		210,150	209,584
Flextronics International Ltd.
2.445% due 10/01/2014		2,170	2,173
Gresham Capital BV
0.945% - 1.206% due 03/23/2026	GBP	4,799	7,076
HCA, Inc.
2.695% due 05/02/2016		$100,641	100,431
2.945% due 05/01/2018		40,548	40,434
Health Management Associates, Inc.
2.780% due 11/18/2016		17,354	17,393
Hilton Hotels Corp.
3.565% due 11/12/2015		9,018	8,917
Huntsman International LLC
2.731% due 04/19/2017		7,000	7,028
Las Vegas Sands LLC
1.700% due 05/23/2014		15,980	15,974
2.700% due 11/23/2015		4,492	4,499
2.700% due 11/23/2016		3,445	3,442
Lombard Street PLC
0.648% - 0.924% due 02/28/2023	EUR	17,445	20,517
0.648% - 0.924% due 02/28/2023		$19,150	17,318
0.648% - 0.924% due 02/28/2023	GBP	23,127	31,735
MGM Resorts International, Inc.
3.195% due 12/20/2017		$2,985	2,986
Penn National Gaming, Inc.
2.030% due 07/17/2016		9,736	9,755
Scientific Games International, Inc.
3.450% due 06/30/2015		9,916	9,893
Sensata Technologies BV
3.750% due 05/12/2018		8,591	8,685
Spectrum Brands, Inc.
4.500% - 5.500% due 12/17/2019		21,013	21,110
Springleaf Financial Funding Co.
5.500% due 05/10/2017		275,656	276,386
Universal Health Services, Inc.
2.023% - 2.025% due 08/15/2016		9,492	9,504
Valeant Pharmaceuticals International, Inc.
2.450% due 04/20/2016		6,680	6,703
3.500% due 12/11/2019		24,875	24,727
Vodafone Americas Finance, Inc.
6.250% due 07/11/2016		150,975	153,617
6.875% due 08/11/2015		153,946	158,565
Warner Chilcott Co. LLC
3.194% due 08/20/2017		16,188	16,213
3.750% due 03/17/2016		2,780	2,786
Yell Group PLC
3.945% due 07/31/2014 ^		25,003	5,966

Total Bank Loan Obligations (Cost $1,355,749)			1,344,786

CORPORATE BONDS & NOTES 13.9%
BANKING & FINANCE 11.9%
21st Century Insurance Group
5.900% due 12/15/2013		160	163
Abbey National Treasury Services PLC
1.856% due 04/25/2014		224,900	226,585
2.106% due 02/16/2016	GBP	200	311
4.000% due 04/27/2016		$575	608
ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400	3,562
AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	55,176

Ally Financial, Inc.
0.000% due 06/15/2015	$9,100	8,442
2.475% due 12/01/2014	46,578	46,443
3.125% due 01/15/2016	75,200	75,057
3.475% due 02/11/2014	512,170	516,083
3.672% due 06/20/2014	301,300	305,470
4.500% due 02/11/2014	480,925	486,215
4.625% due 06/26/2015	357,703	366,787
5.250% due 01/15/2014	61	61
5.500% due 02/15/2017	105,275	110,412
5.700% due 12/15/2013	312	314
5.750% due 01/15/2014	150	150
5.900% due 12/15/2013	194	194
5.900% due 01/15/2019	491	491
5.900% due 02/15/2019	474	469
5.900% due 10/15/2019	86	86
6.000% due 11/15/2013	239	239
6.000% due 12/15/2013	111	112
6.000% due 02/15/2019	5,469	5,428
6.000% due 03/15/2019	15,434	15,310
6.000% due 04/15/2019	3,479	3,484
6.000% due 09/15/2019	569	561
6.050% due 08/15/2019	1,404	1,371
6.050% due 10/15/2019	1,732	1,687
6.100% due 11/15/2013	124	125
6.100% due 09/15/2019	820	810
6.125% due 10/15/2019	306	299
6.150% due 09/15/2013	50	50
6.150% due 11/15/2013	25	25
6.150% due 12/15/2013	35	35
6.150% due 08/15/2019	2,022	2,012
6.150% due 09/15/2019	785	769
6.150% due 10/15/2019	1,736	1,704
6.200% due 11/15/2013	206	208
6.200% due 03/15/2016	135	134
6.200% due 04/15/2019	2,980	2,977
6.250% due 07/15/2013	230	230
6.250% due 10/15/2013	111	112
6.250% due 11/15/2013	170	171
6.250% due 02/15/2016	280	277
6.250% due 12/15/2018	360	355
6.250% due 01/15/2019	554	555
6.250% due 04/15/2019	2,697	2,637
6.250% due 05/15/2019	1,161	1,135
6.250% due 07/15/2019	1,686	1,689
6.300% due 10/15/2013	210	212
6.300% due 11/15/2013	211	213
6.300% due 03/15/2016	1,195	1,182
6.300% due 08/15/2019	542	530
6.350% due 02/15/2016	75	75
6.350% due 04/15/2016	259	256
6.350% due 10/15/2016	60	60
6.350% due 04/15/2019	1,208	1,194
6.350% due 07/15/2019	1,540	1,542
6.375% due 01/15/2014	120	120
6.400% due 03/15/2016	50	50
6.400% due 12/15/2018	136	133
6.400% due 11/15/2019	2,414	2,386
6.500% due 11/15/2013	443	446
6.500% due 02/15/2016	46	46
6.500% due 03/15/2016	167	167
6.500% due 09/15/2016	436	432
6.500% due 10/15/2016	798	804
6.500% due 06/15/2018	2,870	2,845
6.500% due 11/15/2018	25	24
6.500% due 12/15/2018	812	795
6.500% due 05/15/2019	1,397	1,371
6.500% due 01/15/2020	42	42
6.550% due 10/15/2016	450	450
6.550% due 12/15/2019	105	104
6.600% due 08/15/2016	5,162	5,163
6.600% due 05/15/2018	100	99
6.600% due 06/15/2019	346	346
6.650% due 04/15/2016	119	120
6.650% due 06/15/2018	67	67
6.650% due 10/15/2018	562	552
6.700% due 05/15/2014	55	55
6.700% due 08/15/2016	125	124
6.700% due 06/15/2018	2,858	2,819
6.700% due 11/15/2018	154	150
6.700% due 06/15/2019	592	583
6.700% due 12/15/2019	60	60
6.750% due 06/15/2014	95	96
6.750% due 12/01/2014	354,989	374,748
6.750% due 07/15/2016	236	236
6.750% due 08/15/2016	1,968	1,971

6.750% due 09/15/2016	534	528
6.750% due 11/15/2016	236	237
6.750% due 06/15/2017	23	23
6.750% due 03/15/2018	421	420
6.750% due 07/15/2018	421	422
6.750% due 09/15/2018	286	281
6.750% due 10/15/2018	301	294
6.750% due 11/15/2018	488	478
6.750% due 05/15/2019	2,309	2,284
6.750% due 06/15/2019	751	745
6.800% due 09/15/2016	89	88
6.800% due 09/15/2018	310	310
6.800% due 10/15/2018	501	490
6.850% due 04/15/2016	220	220
6.850% due 05/15/2016	60	60
6.850% due 07/15/2016	50	50
6.850% due 05/15/2018	201	199
6.875% due 08/15/2016	1,712	1,713
6.875% due 07/15/2018	135	133
6.900% due 06/15/2017	540	540
6.900% due 07/15/2018	1,022	1,024
6.900% due 08/15/2018	310	304
6.950% due 06/15/2017	138	138
7.000% due 05/15/2016	269	266
7.000% due 08/15/2016	64	64
7.000% due 11/15/2016	427	425
7.000% due 12/15/2016	235	235
7.000% due 02/15/2017	75	75
7.000% due 06/15/2017	743	738
7.000% due 07/15/2017	789	790
7.000% due 02/15/2018	3,283	3,283
7.000% due 03/15/2018	508	508
7.000% due 05/15/2018	316	315
7.000% due 08/15/2018	187	186
7.000% due 09/15/2018	336	333
7.000% due 02/15/2021	191	190
7.000% due 09/15/2021	386	384
7.000% due 11/15/2024	11,604	11,551
7.050% due 03/15/2018	1,281	1,281
7.050% due 04/15/2018	558	557
7.125% due 10/15/2017	2,450	2,450
7.150% due 06/15/2016	297	298
7.150% due 09/15/2018	353	351
7.150% due 03/15/2025	90	90
7.200% due 10/15/2017	736	732
7.250% due 06/15/2016	375	377
7.250% due 09/15/2017	10,108	10,140
7.250% due 01/15/2018	912	914
7.250% due 04/15/2018	4,778	4,753
7.250% due 08/15/2018	5,497	5,348
7.250% due 09/15/2018	261	256
7.250% due 01/15/2025	2,346	2,327
7.250% due 02/15/2025	297	292
7.250% due 03/15/2025	210	209
7.300% due 12/15/2017	102	102
7.300% due 01/15/2018	2,684	2,683
7.350% due 04/15/2018	2,123	2,125
7.375% due 11/15/2016	5,102	5,102
7.375% due 04/15/2018	357	357
7.400% due 12/15/2017	2,217	2,217
7.500% due 12/31/2013	260,872	268,046
7.500% due 05/15/2016	555	561
7.500% due 11/15/2016	8,653	8,655
7.500% due 08/15/2017	752	740
7.500% due 11/15/2017	1,551	1,551
7.500% due 12/15/2017	2,463	2,464
7.500% due 09/15/2020	124,910	144,427
7.500% due 03/15/2025	50	50
7.550% due 05/15/2016	10	10
7.750% due 10/15/2017	133	133
8.000% due 10/15/2017	167	168
8.000% due 11/15/2017	144	144
8.125% due 11/15/2017	296	296
8.250% due 03/15/2017	40	40
8.300% due 02/12/2015	468,235	505,694
9.000% due 07/15/2015	276	278
9.000% due 07/15/2020	154	155
American Express Bank FSB
6.000% due 09/13/2017	268,210	309,219
American Express Centurion Bank
6.000% due 09/13/2017	235,900	271,253
American Express Co.
4.875% due 07/15/2013	1,400	1,402
7.250% due 05/20/2014	12,500	13,221
American Express Credit Corp.
1.750% due 06/12/2015	4,000	4,056

5.125% due 08/25/2014		38,500	40,360
5.375% due 10/01/2014	GBP	28,800	46,017
7.300% due 08/20/2013		$1,015	1,024
American General Institutional Capital
7.570% due 12/01/2045		18,200	21,749
8.125% due 03/15/2046		90,935	110,259
American Honda Finance Corp.
0.493% due 11/03/2014		4,400	4,406
American International Group, Inc.
0.385% due 07/19/2013	EUR	30,050	39,139
2.375% due 08/24/2015		$32,600	33,127
2.750% due 12/21/2016	CHF	23,820	26,662
2.875% due 04/16/2015		87,690	96,923
3.375% due 06/29/2017		23,320	26,534
3.650% due 01/15/2014		$2,800	2,842
3.750% due 11/30/2013		140,100	141,843
4.375% due 04/26/2016	EUR	10,350	14,435
4.500% due 12/20/2017 (h)	HKD	500,000	68,253
4.900% due 06/02/2014	CAD	82,586	80,409
5.000% due 06/26/2017	EUR	9,800	14,124
5.050% due 10/01/2015		$201,911	219,046
5.450% due 05/18/2017		275,035	303,626
5.600% due 10/18/2016		58,771	65,536
5.850% due 01/16/2018		56,575	63,720
6.250% due 05/01/2036		79,092	91,979
6.250% due 03/15/2087		140,521	144,210
6.765% due 11/15/2017	GBP	203,578	361,557
6.797% due 11/15/2017	EUR	64,463	100,151
7.980% due 06/15/2017	MXN	587,485	45,299
8.000% due 05/22/2068	EUR	102,300	155,497
8.175% due 05/15/2068		$1,092,036	1,337,744
8.250% due 08/15/2018		799,570	993,364
8.590% due 09/15/2016	MXN	95,834	7,465
8.625% due 05/22/2068	GBP	145,600	261,091
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		$244,750	245,645
ASIF
3.000% due 02/17/2017	EUR	6,983	8,883
ASIF Jersey Ltd.
4.750% due 09/11/2013		17,479	22,940
14.157% due 04/09/2018		7,126,000	6,982
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		$116,700	117,696
2.400% due 11/23/2016		64,600	66,897
Banco de Credito e Inversiones
3.000% due 09/13/2017		25,000	24,558
Banco do Brasil S.A.
2.963% due 07/02/2014		4,700	4,737
4.500% due 01/22/2015		25,200	25,799
4.500% due 01/20/2016	EUR	50,000	66,630
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$5,000	4,991
Banco Santander Brasil S.A.
2.373% due 03/18/2014		490,900	488,615
4.250% due 01/14/2016		244,000	247,660
4.500% due 04/06/2015		44,200	44,642
4.625% due 02/13/2017		137,500	140,250
Banco Santander Chile
1.876% due 01/19/2016		175,300	175,738
Bank of America Corp.
0.605% due 08/15/2016		10,000	9,654
0.895% due 05/23/2017	EUR	1,900	2,306
1.696% due 01/30/2014		$41,200	41,433
1.828% due 07/11/2014		13,200	13,344
3.189% due 02/14/2017	AUD	11,000	9,525
4.750% due 08/15/2013		$500	502
7.375% due 05/15/2014		137,775	144,974
7.800% due 09/15/2016		2,000	2,307
Bank of America N.A.
0.553% due 06/15/2016		74,260	71,652
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	128,774
Bank of India
4.750% due 09/30/2015		10,550	10,892
Bank of Montreal
1.300% due 10/31/2014		95,000	96,002
1.950% due 01/30/2018		48,200	49,298
Bank of Nova Scotia
1.650% due 10/29/2015		154,300	157,361
1.950% due 01/30/2017		79,300	81,088
Bank of Scotland PLC
5.250% due 02/21/2017		675	762
Bank One Corp.
4.900% due 04/30/2015		10,000	10,652
Bankia S.A.
5.000% due 10/30/2014	EUR	20,400	27,358

Barclays Bank PLC
2.375% due 01/13/2014		$7,000	7,059
5.200% due 07/10/2014		15,100	15,755
10.179% due 06/12/2021		432,337	550,652
14.000% due 06/15/2019 (f)	GBP	338,134	673,651
BBVA Bancomer S.A.
4.500% due 03/10/2016		$101,800	106,126
6.500% due 03/10/2021		179,700	189,583
BBVA U.S. Senior S.A.U.
2.399% due 05/16/2014		10,000	10,056
Bear Stearns Cos. LLC
6.400% due 10/02/2017		229,525	264,911
7.250% due 02/01/2018		9,325	11,111
BFC Finance Corp.
7.375% due 12/01/2017		624	676
BNY Mellon N.A.
4.750% due 12/15/2014		50	53
BPCE S.A.
2.023% due 02/07/2014		75,600	76,223
2.375% due 10/04/2013		59,900	60,179
Caixa Economica Federal
2.375% due 11/06/2017		25,000	23,125
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		65,000	65,947
Capital One Financial Corp.
6.250% due 11/15/2013		193	197
7.375% due 05/23/2014		13,582	14,357
CIT Group, Inc.
4.750% due 02/15/2015		211,343	215,306
5.250% due 04/01/2014		355,275	361,492
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	21,757
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,858
Citigroup, Inc.
0.399% due 03/07/2014		21,000	20,965
0.553% due 11/05/2014		1,265	1,257
1.525% due 11/08/2013		100	100
1.727% due 01/13/2014		413,500	415,909
2.275% due 08/13/2013		215,480	215,949
4.250% due 02/25/2030	EUR	14,000	17,483
5.000% due 09/15/2014		$86,010	89,404
5.850% due 07/02/2013		77,379	77,379
6.000% due 12/13/2013		9,508	9,730
6.010% due 01/15/2015		29,587	31,606
6.375% due 08/12/2014		16,784	17,715
6.500% due 08/19/2013		256,804	258,709
Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,152
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	48,830
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		12,600	12,648
Credit Suisse
2.200% due 01/14/2014		141,400	142,639
Credit Suisse USA, Inc.
5.500% due 08/15/2013		275	277
Danske Bank A/S
1.327% due 04/14/2014		12,600	12,656
Dexia Credit Local S.A.
0.756% due 04/29/2014		839,540	841,114
2.750% due 01/10/2014		258,970	261,756
2.750% due 04/29/2014		273,200	278,001
DNB Boligkreditt A/S
2.100% due 10/14/2016		1,050	1,078
2.500% due 10/18/2017	EUR	3,800	5,204
Dragon LLC
1.972% due 03/12/2024		$18,479	18,127
Eksportfinans ASA
0.480% due 10/07/2013		17,750	17,645
0.774% due 03/09/2015		5,000	4,792
0.890% due 06/16/2015	JPY	2,400,000	22,847
1.600% due 03/20/2014		319,000	3,191
2.000% due 09/15/2015		$28,365	27,372
2.375% due 05/25/2016		52,300	50,339
2.875% due 11/16/2016	CHF	1,100	1,151
3.000% due 11/17/2014		$43,214	43,322
5.500% due 05/25/2016		15,990	16,738
5.500% due 06/26/2017		53,703	55,851
Export-Import Bank of Korea
2.072% due 03/21/2015		184,600	184,661
4.125% due 09/09/2015		27,200	28,714
5.125% due 06/29/2020		91,061	96,822
5.875% due 01/14/2015		30,960	32,976
8.125% due 01/21/2014		44,200	45,916

FNBC Pass-Through Trust
8.080% due 01/05/2018		141	155
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		23,600	23,938
3.875% due 01/15/2015		113,900	117,435
3.984% due 06/15/2016		4,900	5,136
4.207% due 04/15/2016		14,050	14,685
5.625% due 09/15/2015		15,400	16,582
7.000% due 10/01/2013		112,054	113,843
7.000% due 04/15/2015		136,091	147,878
8.000% due 06/01/2014		283,563	299,957
8.000% due 12/15/2016		222,619	261,231
8.700% due 10/01/2014		155,945	170,025
12.000% due 05/15/2015		123,450	146,480
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	21,882	29,269
General Electric Capital Corp.
0.272% due 09/20/2013		$22,000	22,000
0.402% due 06/20/2014		23,000	22,977
3.800% due 06/18/2019		40,000	41,676
6.375% due 11/15/2067		56,370	58,766
General Motors Financial Co., Inc.
2.750% due 05/15/2016		20,000	19,712
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	21,565
GMAC International Finance BV
7.500% due 04/21/2015	EUR	91,420	126,944
Goldman Sachs Group, Inc.
1.273% due 02/07/2014		$137,255	137,633
1.276% due 07/29/2013		1,200	1,201
3.300% due 05/03/2015		21,600	22,271
4.750% due 07/15/2013		500	501
4.750% due 01/28/2014	EUR	1,800	2,400
6.000% due 05/01/2014		$3,390	3,532
GSPA Monetization Trust
6.422% due 10/09/2029		21,978	22,591
HBOS PLC
0.897% due 03/29/2016	EUR	14,953	18,607
1.000% due 09/01/2016		1,231	1,511
6.750% due 05/21/2018		$273,366	290,717
HCP, Inc.
2.700% due 02/01/2014		14,000	14,141
5.650% due 12/15/2013		2,530	2,587
6.300% due 09/15/2016		13,000	14,774
6.700% due 01/30/2018		27,900	32,677
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,411
HSBC Bank PLC
2.000% due 01/19/2014		148,800	150,099
HSBC Finance Corp. CPI Linked Bond
3.180% due 01/10/2014		264	267
3.260% due 11/10/2013		229	231
3.310% due 10/10/2013		100	101
3.440% due 11/10/2013		550	546
3.910% due 09/15/2013		1,115	1,123
HSBC USA, Inc.
2.375% due 02/13/2015		75,300	76,971
ILFC E-Capital Trust
4.960% due 12/21/2065		45,708	39,309
6.250% due 12/21/2065		46,420	42,474
Industrial Bank of Korea
1.375% due 10/05/2015		40,000	39,544
ING Bank NV
1.674% due 06/09/2014		199,800	201,476
2.000% due 10/18/2013		91,600	91,952
2.500% due 01/14/2016		92,700	95,777
3.375% due 03/03/2014	EUR	33,880	45,051
International Lease Finance Corp.
4.875% due 04/01/2015		$105,900	108,018
5.625% due 09/20/2013		71,718	72,399
5.650% due 06/01/2014		96,150	98,193
5.750% due 05/15/2016		450	465
6.500% due 09/01/2014		350,452	366,222
6.625% due 11/15/2013		171,234	174,017
6.750% due 09/01/2016		168,710	183,050
8.625% due 09/15/2015		128,078	140,726
Intesa Sanpaolo SpA
2.674% due 02/24/2014		366,800	368,206
3.125% due 01/15/2016		18,800	18,494
3.625% due 08/12/2015		6,000	6,016
IPIC GMTN Ltd.
3.125% due 11/15/2015		7,000	7,219
3.750% due 03/01/2017		10,000	10,450
4.875% due 05/14/2016	EUR	1,400	1,982
Itau Unibanco Holding S.A.
6.200% due 04/15/2020		$8,200	8,466

JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	16,475	21,457
1.026% due 09/30/2013		$300	301
3.150% due 07/05/2016		25,291	26,282
3.400% due 06/24/2015		16,700	17,437
4.650% due 06/01/2014		9,800	10,153
4.750% due 03/01/2015		14,000	14,898
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		73,765	72,519
0.886% due 05/31/2017	EUR	5,100	6,413
6.000% due 10/01/2017		$319,000	363,600
Korea Development Bank
3.250% due 03/09/2016		9,800	10,152
3.500% due 08/22/2017		14,000	14,321
4.000% due 09/09/2016		20,000	21,227
4.375% due 08/10/2015		8,000	8,443
8.000% due 01/23/2014		41,900	43,534
Korea Exchange Bank
3.125% due 06/26/2017		28,200	28,011
Korea Finance Corp.
2.250% due 08/07/2017		50,000	48,519
3.250% due 09/20/2016		21,600	22,409
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015		175	192
LBG Capital PLC
7.375% due 03/12/2020	EUR	3,415	4,478
7.588% due 05/12/2020	GBP	85,030	130,503
7.625% due 12/09/2019		19,420	29,917
7.625% due 10/14/2020	EUR	16,205	21,410
7.867% due 12/17/2019	GBP	25,967	40,125
7.869% due 08/25/2020		81,692	126,734
8.000% due 06/15/2020 (f)		$33,800	34,558
8.500% due 12/17/2021 (f)		55,300	56,593
8.875% due 02/07/2020	EUR	6,000	8,393
9.125% due 07/15/2020	GBP	12,033	19,710
9.334% due 02/07/2020		42,028	69,164
9.875% due 02/10/2023		4,700	7,685
11.040% due 03/19/2020		22,553	38,405
15.000% due 12/21/2019		14,600	30,955
15.000% due 12/21/2019	EUR	11,700	21,345
LeasePlan Corp. NV
3.250% due 05/22/2014		13,514	18,070
Leveraged Finance Europe Capital BV
0.793% due 11/15/2017		3,687	4,759
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		$1,193,200	1,604,205
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,594
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	62,600	81,426
0.499% due 05/30/2014		85,400	110,940
0.500% due 08/25/2014		2,000	2,594
0.658% due 07/22/2014		52,490	68,241
0.737% due 01/15/2015		$40,900	40,457
0.823% due 05/02/2017		1,100	1,052
4.875% due 05/30/2014	EUR	4,400	5,937
6.050% due 05/16/2016		$400	433
6.400% due 08/28/2017		316,429	357,520
6.500% due 07/15/2018		32,350	36,323
6.875% due 04/25/2018		763,895	879,794
8.680% due 05/02/2017		395	440
Metropolitan Life Global Funding
5.250% due 01/09/2014	GBP	150	233
Morgan Stanley
0.579% due 01/09/2014		$61,850	61,693
0.757% due 10/15/2015		4,600	4,513
1.875% due 01/24/2014		394,900	397,263
4.100% due 01/26/2015		145,000	151,303
5.375% due 11/14/2013	GBP	31,600	48,729
5.375% due 10/15/2015		$26,600	28,486
6.000% due 05/13/2014		1,480	1,540
6.000% due 04/28/2015		9,200	9,867
Murray Street Investment Trust
4.647% due 03/09/2017		55,300	58,581
National Australia Bank Ltd.
1.226% due 07/25/2014		90,000	90,874
National Bank of Canada
1.500% due 06/26/2015		25,000	25,307
2.200% due 10/19/2016		267,100	276,034
Nationwide Building Society
4.650% due 02/25/2015		78,700	82,029
NCUA Guaranteed Notes
3.000% due 06/12/2019		350	366
NIBC Bank NV
3.500% due 04/07/2014	EUR	18,140	24,204

Nordea Bank AB
2.125% due 01/14/2014		$70,900	71,547
2.250% due 03/20/2015		13,900	14,206
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015		2,000	2,006
Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	25,874
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		91,600	103,682
Pacific Life Funding LLC
0.631% due 02/05/2021	EUR	4,500	5,157
Petrobras Global Finance BV
2.414% due 01/15/2019		$60,500	59,441
3.000% due 01/15/2019		74,400	69,266
Pricoa Global Funding
5.300% due 09/27/2013		21,000	21,232
QBE Capital Funding Ltd.
7.250% due 05/24/2041		350	370
QNB Finance Ltd.
3.125% due 11/16/2015		7,800	8,027
3.375% due 02/22/2017		20,000	20,600
Rabobank Group
6.875% due 03/19/2020	EUR	14,150	19,892
11.000% due 06/30/2019 (f)		$232,900	300,553
RCI Banque S.A.
2.148% due 04/11/2014		7,800	7,818
Regions Financial Corp.
5.750% due 06/15/2015		200	216
7.750% due 11/10/2014		17,042	18,421
Royal Bank of Canada
3.770% due 03/30/2018	CAD	8,000	7,992
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$225	229
5.000% due 11/12/2013		30,024	30,227
5.000% due 10/01/2014		3,046	3,115
7.648% due 09/30/2031 (f)		15,090	13,958
Royal Bank of Scotland NV
1.706% due 10/26/2015	EUR	5,000	6,288
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		$30,000	31,986
Santander Holdings USA, Inc.
3.000% due 09/24/2015		225	231
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,751
7.300% due 07/27/2019	GBP	3,800	5,880
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$80,300	80,763
3.724% due 01/20/2015		19,100	19,284
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		18,200	18,919
Shinhan Bank
4.125% due 10/04/2016		25,000	26,542
SLM Corp.
0.576% due 01/27/2014		112,218	111,247
3.875% due 09/10/2015		17,700	17,920
4.800% due 02/13/2014 (h)	HKD	74,000	9,638
5.000% due 10/01/2013		$129,311	130,120
5.000% due 04/15/2015		35,158	36,389
5.050% due 11/14/2014		75,651	77,542
5.140% due 06/15/2016		80,000	82,328
5.375% due 05/15/2014		88,562	90,444
6.250% due 01/25/2016		142,975	152,090
8.450% due 06/15/2018		158,385	176,599
8.780% due 09/15/2016	MXN	150,000	11,410
SLM Corp. CPI Linked Bond
3.482% due 01/31/2014		$13,400	13,514
3.512% due 01/01/2014		7,701	7,751
3.662% due 11/01/2013		36,546	36,654
4.103% due 11/21/2013		3,670	3,685
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		32,000	32,086
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	87,400	113,764
5.400% due 12/01/2015		$40,159	40,259
6.900% due 12/15/2017		176,100	173,679
SSIF Nevada LP
0.977% due 04/14/2014		27,500	27,634
Standard Chartered PLC
5.500% due 11/18/2014		225	237
State Bank of India
4.500% due 10/23/2014		600	618
4.500% due 07/27/2015 (j)		194,900	203,209
Stone Street Trust
5.902% due 12/15/2015		5,500	5,912
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		51,300	51,666

Svensk Exportkredit AB
5.125% due 03/01/2017		75	85
Temasek Financial Ltd.
4.300% due 10/25/2019		153,300	165,973
Toll Road Investors Partnership LP
0.000% due 02/15/2045		660	110
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		89,000	87,442
UBS AG
1.276% due 01/28/2014		28,781	28,936
2.250% due 08/12/2013		21,034	21,076
UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,708
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		71,850	74,814
5.450% due 11/22/2017		45,900	47,851
Wachovia Bank N.A.
0.653% due 11/03/2014		88,312	88,368
3.189% due 05/25/2017	AUD	1,100	960
6.000% due 11/15/2017		$600	685
Wachovia Capital Trust
5.570% due 07/29/2013 (f)		121,615	119,487
Wachovia Corp.
0.464% due 08/01/2013		14,150	14,155
4.875% due 02/15/2014		21,280	21,829
5.250% due 08/01/2014		2,900	3,030
Wells Fargo & Co.
7.980% due 03/15/2018 (f)		161,659	182,978
Wells Fargo Bank N.A.
0.484% due 05/16/2016		1,500	1,476
Westpac Banking Corp.
2.450% due 11/28/2016		100,000	103,737
XL Group PLC
5.250% due 09/15/2014		5,500	5,772
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (f)	EUR	19,000	27,575

			31,868,350

INDUSTRIALS 1.4%
ABB Finance USA, Inc.
1.625% due 05/08/2017		$10	10
AbbVie, Inc.
1.033% due 11/06/2015		200	202
Altria Group, Inc.
8.500% due 11/10/2013		24,805	25,487
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		976	1,030
American Airlines Pass-Through Trust
10.375% due 01/02/2021		11,137	11,806
Amgen, Inc.
1.875% due 11/15/2014		56,000	56,860
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		65,200	65,402
Apache Corp.
6.000% due 09/15/2013		30	30
AutoZone, Inc.
5.500% due 11/15/2015		10,050	11,052
6.500% due 01/15/2014		40,000	41,208
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,737
Baidu, Inc.
2.250% due 11/28/2017		200	195
Beam, Inc.
5.375% due 01/15/2016		6,093	6,663
Berry Petroleum Co.
10.250% due 06/01/2014		310	329
Boston Scientific Corp.
5.450% due 06/15/2014		2,000	2,083
6.400% due 06/15/2016		2,000	2,251
Braskem Finance Ltd.
7.250% due 06/05/2018		9,500	10,450
Cardinal Health, Inc.
6.000% due 06/15/2017		30,000	34,063
Case New Holland, Inc.
7.750% due 09/01/2013		1,706	1,721
Cenovus Energy, Inc.
4.500% due 09/15/2014		2,300	2,402
Centex Corp.
5.250% due 06/15/2015		4,500	4,809
Cie Generale de Geophysique - Veritas
7.750% due 05/15/2017		2,000	2,040
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		17,900	18,368
CityCenter Holdings LLC
7.625% due 01/15/2016		19,900	21,094

Con-way, Inc.
7.250% due 01/15/2018	15,400	17,513
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,814	5,126
7.707% due 10/02/2022	2,407	2,623
9.000% due 01/08/2018	11,414	13,098
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^	2,900	1,305
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	800	961
Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	8,052
CRH America, Inc.
8.125% due 07/15/2018	10,000	12,176
CSN Islands Corp.
6.875% due 09/21/2019 (j)	22,600	22,939
6.875% due 09/21/2019	5,000	5,075
CSN Resources S.A.
6.500% due 07/21/2020	28,700	28,090
CVS Pass-Through Trust
6.036% due 12/10/2028	25	28
D.R. Horton, Inc.
5.250% due 02/15/2015	10,000	10,450
5.625% due 09/15/2014	3,000	3,124
6.125% due 01/15/2014	5,000	5,125
Daimler Finance North America LLC
1.472% due 09/13/2013	79,700	79,853
6.500% due 11/15/2013	37,700	38,491
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	17,700	18,984
7.750% due 06/17/2021	3,581	4,163
Deluxe Corp.
5.125% due 10/01/2014	6,200	6,370
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	5,537	1,938
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	10,500	10,525
DISH DBS Corp.
6.625% due 10/01/2014	62,292	65,095
7.000% due 10/01/2013	26,250	26,572
7.125% due 02/01/2016	26,550	28,873
7.750% due 05/31/2015	47,550	51,711
Domtar Corp.
9.500% due 08/01/2016	30,670	36,275
Dow Chemical Co.
6.850% due 08/15/2013	500	503
Energy Transfer Partners LP
6.000% due 07/01/2013	1,435	1,435
Express Scripts Holding Co.
3.125% due 05/15/2016	350	364
Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,611
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	1,600	1,776
General Mills, Inc.
5.250% due 08/15/2013	15,000	15,083
General Motors Co.
8.375% due 07/05/2033	20,000	0
Georgia-Pacific LLC
7.700% due 06/15/2015	1,150	1,291
Gerdau Holdings, Inc.
7.000% due 01/20/2020	125,700	133,242
Gerdau Trade, Inc.
5.750% due 01/30/2021	68,900	68,211
Hanson Ltd.
6.125% due 08/15/2016	73,000	79,387
HCA, Inc.
5.750% due 03/15/2014	19,400	19,836
6.375% due 01/15/2015	34,089	35,793
6.750% due 07/15/2013	25,200	25,225
7.250% due 09/15/2020	7,403	7,967
7.875% due 02/15/2020	53,239	57,465
8.500% due 04/15/2019	120,775	129,909
9.000% due 12/15/2014	11,552	12,592
Heathrow Funding Ltd.
2.500% due 06/25/2017	22,000	22,358
Hidden Ridge Facility Trustee
5.750% due 01/01/2021	8,826	9,297
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	8,000	8,548
7.625% due 04/09/2019	2,000	2,441
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	5,000	5,189
Jones Group, Inc.
5.125% due 11/15/2014	44,170	45,937

KB Home
5.750% due 02/01/2014		10,000	10,250
6.250% due 06/15/2015		17,355	18,526
Kimberly-Clark Corp.
5.000% due 08/15/2013		20	20
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	214
Kinder Morgan, Inc.
5.150% due 03/01/2015		1,900	1,972
Lennar Corp.
5.500% due 09/01/2014		29,500	30,606
5.600% due 05/31/2015		44,986	47,460
6.500% due 04/15/2016		4,000	4,340
Limited Brands, Inc.
5.250% due 11/01/2014		4,496	4,687
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,382
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015		24,252	27,508
Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,444
Masco Corp.
4.800% due 06/15/2015		9,000	9,270
7.125% due 08/15/2013		10,000	10,100
Maytag Corp.
5.000% due 05/15/2015		10,000	10,611
MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,564
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	4,957
Nabors Industries, Inc.
6.150% due 02/15/2018		9,300	10,381
New York Times Co.
5.000% due 03/15/2015		26,930	27,805
Noble Group Ltd.
4.875% due 08/05/2015		4,300	4,467
6.750% due 01/29/2020		26,700	27,234
Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,528
Northwest Airlines Pass-Through Trust
1.024% due 11/20/2015		1,127	1,112
7.041% due 10/01/2023		10,496	11,861
7.150% due 04/01/2021		1,316	1,405
Office Depot, Inc.
6.250% due 08/15/2013		22,175	22,369
PACCAR, Inc.
6.875% due 02/15/2014		3,600	3,738
Pactiv LLC
8.125% due 06/15/2017		9,800	10,192
Pearson Dollar Finance PLC
5.700% due 06/01/2014		5,000	5,152
6.250% due 05/06/2018		28,000	32,309
Pemex Project Funding Master Trust
6.250% due 08/05/2013	EUR	1,200	1,573
7.500% due 12/18/2013	GBP	2,260	3,533
Petrobras International Finance Co.
3.875% due 01/27/2016		$190,000	196,401
5.750% due 01/20/2020		58,800	61,444
5.875% due 03/01/2018		49,400	53,393
7.875% due 03/15/2019		98,830	114,733
8.375% due 12/10/2018		5,025	5,977
Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	31,060
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,357
PulteGroup, Inc.
5.200% due 02/15/2015		9,200	9,660
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,075
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,386
Rohm & Haas Co.
6.000% due 09/15/2017		155,299	177,196
RPM International, Inc.
6.500% due 02/15/2018		26,800	30,683
Ryland Group, Inc.
5.375% due 01/15/2015		21,900	22,831
SABMiller PLC
5.500% due 08/15/2013		38,300	38,520
6.500% due 07/01/2016		1,900	2,173
Sanofi
0.586% due 03/28/2014		36,400	36,479
SCA Finans AB
4.500% due 07/15/2015		5,250	5,552
Spectra Energy Capital LLC
5.500% due 03/01/2014		23,850	24,545

STATS ChipPAC Ltd.
4.500% due 03/20/2018	10,633	10,181
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,537
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	5,196	5,717
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	217,000	217,674
Time Warner Cable, Inc.
6.200% due 07/01/2013	25,553	25,553
Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,450
5.950% due 09/15/2013	10,000	10,100
Transocean, Inc.
4.950% due 11/15/2015	224,000	240,362
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	1,489	599
UAL Pass-Through Trust
9.200% due 03/29/2049 ^	1,243	684
10.020% due 03/22/2014 ^	4,761	2,416
10.125% due 03/22/2015 ^	6,625	4,025
10.400% due 05/01/2018	29,939	34,430
United Airlines, Inc.
6.750% due 09/15/2015	35,200	36,344
Universal Corp.
6.250% due 12/01/2014	33,000	34,911
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	9,700	2,230
Verizon Wireless Capital LLC
5.550% due 02/01/2014	1,262	1,296
Videotron Ltd
9.125% due 04/15/2018	1,850	1,945
Vivendi S.A.
2.400% due 04/10/2015	64,000	65,204
6.625% due 04/04/2018	61,225	70,840
Volkswagen International Finance NV
0.874% due 11/20/2014	50,300	50,506
1.022% due 03/21/2014	20,200	20,283
Waste Management, Inc.
5.000% due 03/15/2014	7,650	7,875
Whirlpool Corp.
6.500% due 06/15/2016	5,000	5,638
WPP Finance UK
5.875% due 06/15/2014	2,400	2,503
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,381

		3,581,006

UTILITIES 0.6%
AES Corp.
8.000% due 10/15/2017	332	375
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	16,900	17,367
7.700% due 08/07/2013	25,400	25,483
8.700% due 08/07/2018	91,750	108,380
Ameren Corp.
8.875% due 05/15/2014	25,500	27,186
Appalachian Power Co.
4.950% due 02/01/2015	25	26
Arizona Public Service Co.
5.800% due 06/30/2014	125	131
AT&T, Inc.
5.100% due 09/15/2014	1,510	1,587
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	30
BellSouth Corp.
5.200% due 09/15/2014	27,800	29,198
6.550% due 06/15/2034	17,000	18,632
British Telecommunications PLC
2.000% due 06/22/2015	21,000	21,420
Bruce Mansfield Unit
6.850% due 06/01/2034	9,492	10,333
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	35,700	37,485
7.750% due 11/30/2015	1,300	1,411
Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	3,195
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	16,712
Duke Energy Carolinas LLC
5.750% due 11/15/2013	300	306
Duke Energy Florida, Inc.
5.650% due 06/15/2018	20	23
Duke Energy Progress, Inc.
5.125% due 09/15/2013	50	50

Electricite de France S.A.
5.500% due 01/26/2014		151,600	155,544
Entergy Corp.
3.625% due 09/15/2015		200	207
France Telecom S.A.
4.375% due 07/08/2014		6,400	6,593
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		94,700	100,145
5.875% due 06/01/2015	EUR	20,000	27,907
6.212% due 11/22/2016		$42,800	46,417
7.510% due 07/31/2013		35,000	35,210
8.125% due 07/31/2014		5,000	5,324
8.146% due 04/11/2018		138,850	159,677
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		78,600	83,232
10.500% due 03/25/2014		55,100	58,511
Intergas Finance BV
6.375% due 05/14/2017		990	1,076
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		710	764
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		27,000	26,386
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,364
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,581
6.250% due 06/17/2014		5,700	5,962
Majapahit Holding BV
7.250% due 06/28/2017		9,100	10,078
7.750% due 01/20/2020		10,000	11,000
8.000% due 08/07/2019		4,600	5,198
Midwest Generation LLC
8.560% due 01/02/2016 ^		85	80
Monongahela Power Co., Inc.
7.950% due 12/15/2013		13,000	13,408
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		8,000	9,280
Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	20,913
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		49,300	51,888
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		67,355	68,365
Peco Energy Co.
5.600% due 10/15/2013		8,500	8,623
Petroleos Mexicanos
8.000% due 05/03/2019		9,523	11,570
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,227
PPL Energy Supply LLC
6.300% due 07/15/2013		10,000	10,019
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,194
6.330% due 11/01/2013		25	25
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,791
Qwest Corp.
7.200% due 11/10/2026		1,000	1,008
7.500% due 10/01/2014		1,700	1,830
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		42,429	45,824
5.500% due 09/30/2014		2,000	2,098
5.832% due 09/30/2016		7,969	8,488
6.750% due 09/30/2019		11,400	13,395
Tenaska Alabama Partners LP
7.000% due 06/30/2021		68	73
TNK-BP Finance S.A.
6.625% due 03/20/2017		34,240	37,322
7.250% due 02/02/2020		3,800	4,270
7.500% due 07/18/2016		65,120	72,527
7.875% due 03/13/2018		9,300	10,625
Tokyo Electric Power Co., Inc.
1.415% due 12/24/2013	JPY	270,000	2,724
1.500% due 05/30/2014		293,000	2,958
1.850% due 07/28/2014		223,000	2,259
4.100% due 05/29/2015		184,000	1,948
4.500% due 03/24/2014	EUR	123,850	162,902
4.750% due 02/28/2014	JPY	100,000	1,031
5.050% due 11/28/2014		50,000	529

			1,663,700

Total Corporate Bonds & Notes (Cost $34,407,628)			37,113,056

MUNICIPAL BONDS & NOTES 4.5%
ALABAMA 0.0%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027	$100,000	109,439

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,467

CALIFORNIA 1.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	130
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	61,700	72,169
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	117,320
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	108,600	134,709
6.918% due 04/01/2040	60,000	75,196
7.043% due 04/01/2050	172,220	219,543
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.990% due 04/01/2045	25,000	25,140
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	27,684
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	2,495	2,524
6.000% due 06/01/2035	10,000	9,999
6.125% due 06/01/2038	2,000	1,889
6.125% due 06/01/2043	2,000	1,889
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	46,645	46,744
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	69,200	76,966
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	89
4.000% due 10/01/2017	100	110
California State Department of Water Resources Revenue Notes, Series 2012
1.291% due 12/01/2017	17,000	16,964
1.671% due 12/01/2018	20,000	19,898
1.871% due 12/01/2019	5,000	4,905
2.237% due 12/01/2020	22,355	21,885
2.437% due 12/01/2021	13,155	12,799
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100,200	129,400
7.350% due 11/01/2039	137,640	178,793
7.500% due 04/01/2034	125,882	163,304
7.550% due 04/01/2039	163,702	219,367
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	332,640	450,807
7.625% due 03/01/2040	12,000	16,130
7.700% due 11/01/2030	18,250	21,999
7.950% due 03/01/2036	75,900	90,147
California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	413
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	161
5.950% due 04/01/2016	3,200	3,585
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	71,117
8.000% due 03/01/2035	7,070	7,529
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 11/01/2024	2,000	2,220
5.000% due 11/01/2026	7,000	7,597
5.000% due 11/01/2027	5,000	5,358
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	17,344
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2024	4,180	4,750
5.000% due 11/01/2027	24,935	27,409
5.000% due 11/01/2037	6,000	6,287
California Statewide Communities Development Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 08/15/2038	10,000	10,426

California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	46,350
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	18,794
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	7,468
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	38,000
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	20,846
5.000% due 06/01/2038	45,000	46,354
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	27,000	20,834
5.750% due 06/01/2047	67,100	56,880
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	17,200	21,131
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	409
4.931% due 09/01/2016	500	515
5.395% due 09/01/2017	1,000	1,038
5.845% due 09/01/2018	750	784
6.328% due 09/01/2019	500	525
6.578% due 09/01/2020	1,000	1,050
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	11,900	14,084
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	45,658
6.750% due 08/01/2049	131,755	164,604
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	15,998
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,200	77,460
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	117,748
7.618% due 08/01/2040	60,600	74,475
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	31,867
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	68,178
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	44,590	50,025
6.574% due 07/01/2045	2,440	3,105
6.603% due 07/01/2050	103,220	129,710
7.000% due 07/01/2041	1,500	1,765
7.003% due 07/01/2041	6,665	7,453
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	56,852
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	216
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	77,527
5.755% due 07/01/2029	3,600	3,924
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	76,250	93,568
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	59,600	68,743
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	38,351
5.813% due 06/01/2040	27,000	29,615
Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,028
6.538% due 07/01/2039	41,240	46,164
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	30,500	35,734
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	10,494
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	51,255
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,402
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	33,001
6.400% due 02/01/2044	6,000	7,442
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	47,541
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	38,817
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,112
7.021% due 08/01/2040	24,900	27,852
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	30,928
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	22,769
7.200% due 08/01/2039	35,000	40,055

Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	11,487
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	15	15
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	41,002
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	58,548
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,500	7,994
7.750% due 09/01/2040	6,000	6,370
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	45,855	40,917
San Francisco, California Public Utilities Commission Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	9,738
5.600% due 10/01/2030	9,520	10,117
5.820% due 10/01/2040	19,315	20,988
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	8,000	9,079
6.950% due 11/01/2050	10,500	13,456
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2034	15,245	16,194
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	17,459
Santa Clara County, California Financing Authority Revenue Notes, Series 2012
5.000% due 02/01/2021	8,555	9,670
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2029	12,500	13,741
5.000% due 08/01/2031	12,100	13,196
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,202
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	95	96
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	16,330
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,552
5.943% due 07/01/2040	21,300	23,489
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	923
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	946
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	20,608
6.270% due 05/15/2031	3,445	3,769
6.583% due 05/15/2049	56,400	66,942
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	36,000	40,020
6.296% due 05/15/2050	34,000	37,904
6.398% due 05/15/2031	37,000	42,165
6.548% due 05/15/2048	113,400	135,486
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	109
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2028	2,000	2,198
5.000% due 05/15/2031	33,530	36,141
University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,000
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,290
Yorba Linda Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	10	10

		4,994,534

COLORADO 0.0%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	27,392
7.017% due 12/15/2037	31,000	38,961
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,632

		71,985

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	178

DISTRICT OF COLUMBIA 0.0%
District of Columbia Water & Sewer Authority Revenue Bonds, (BABs), Series 2010
5.522% due 10/01/2044	9,030	10,049

FLORIDA 0.0%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	15,941
6.206% due 10/01/2030	15,000	15,872
Daytona Beach, Florida Utility System Revenue Bonds, (AGM Insured), Series 2012
5.000% due 11/01/2027	2,285	2,502
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,565
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2026	5,700	6,436
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,900	3,110
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	37,622
Tampa, Florida Revenue Bonds, Series 2012
5.000% due 09/01/2023	700	781
5.000% due 09/01/2025	875	965
5.000% due 09/01/2026	800	867
5.000% due 09/01/2027	700	750
5.000% due 09/01/2028	1,000	1,059
5.000% due 09/01/2029	1,050	1,099

		92,569

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	124,934	133,395

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	77,200	83,361
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,920	64,581
6.899% due 12/01/2040	405,165	470,758
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	11,149
7.517% due 01/01/2040	61,700	71,106
Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,177
6.845% due 01/01/2038	2,000	2,189
Chicago, Illinois Wastewater Transmission Revenue Bonds, Series 2012
5.000% due 01/01/2023	2,500	2,864
5.000% due 01/01/2025	5,250	5,898
5.000% due 01/01/2027	5,000	5,485
5.000% due 01/01/2028	8,960	9,734
5.000% due 01/01/2029	4,700	5,071
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	24,869
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	9,643
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	38,121
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	22,705
6.184% due 01/01/2034	10,800	12,645

		841,376

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,220
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	744
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	52,305

		61,269

IOWA 0.0%
Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045 ^	1,025	5
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	25,740
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	38,415	36,897

		62,642

KANSAS 0.0%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,980	3,166

5.000% due 11/15/2029	2,500	2,622
5.000% due 11/15/2032	10,500	10,811
5.000% due 11/15/2034	5,000	5,122

		21,721

LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	87,585
Louisiana Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.694% due 05/01/2043	2,600	2,623
3.000% due 05/01/2043	2,000	2,004
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,305

		111,517

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	6,790	7,774
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	39,490
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	19,500	22,456
5.000% due 08/15/2026	22,500	25,623
5.000% due 08/15/2030	36,300	39,834
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	27,400	32,914

		168,091

MICHIGAN 0.0%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (h)	105	97
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	56,850
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	295	254

		57,201

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	11,278

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	502

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	634
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	46,400	51,674

		52,308

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,200	183,440
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	38,936
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	94,199
7.100% due 06/01/2039	33,000	36,543
7.263% due 06/01/2034	27,500	29,572
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	15,772
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	34,382

		432,844

NEW JERSEY 0.1%
Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	525
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	9,345
0.000% due 02/15/2020	65,775	51,775
0.000% due 02/15/2021	3,000	2,214
0.000% due 02/15/2026	2,710	1,404
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,195	1,196

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	25,153	33,512
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	97,005	124,978
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	27,793
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	14,555	11,633

		264,375

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2012
5.000% due 08/01/2042	8,755	9,085

NEW YORK 0.9%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.328% due 09/15/2029	13,810	16,693
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,421
7.336% due 11/15/2039	1,020	1,368
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	45,342
6.089% due 11/15/2040	40,000	46,569
6.548% due 11/15/2031	27,525	32,093
6.648% due 11/15/2039	80,000	97,044
7.134% due 11/15/2030	4,200	4,893
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2023	14,850	15,924
5.000% due 11/15/2029	10,000	10,622
5.000% due 11/15/2042	1,635	1,669
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,179
5.985% due 12/01/2036	16,860	19,125
6.435% due 12/01/2035	4,900	5,548
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.517% due 10/01/2037	3,600	3,889
5.817% due 10/01/2031	2,500	2,796
5.968% due 03/01/2036	47,580	53,772
6.246% due 06/01/2035	38,255	43,819
6.271% due 12/01/2037	4,000	4,711
6.646% due 12/01/2031	13,800	15,798
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	229
New York City, New York General Obligation Bonds, Series 2011
5.000% due 10/01/2029	10,000	10,849
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2025	10,000	11,341
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2025	14,820	16,737
5.000% due 07/15/2028	13,995	15,347
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	76,948
5.572% due 11/01/2038	60,100	68,518
5.808% due 08/01/2030	20,000	22,550
5.932% due 11/01/2036	22,900	25,001
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	10,934
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2024	13,345	15,408
5.000% due 08/01/2025	12,350	14,152
5.000% due 11/01/2025	23,000	26,415
5.000% due 11/01/2026	30,000	34,091
5.000% due 11/01/2027	47,510	53,540
5.000% due 02/01/2028	10,000	11,080
5.000% due 11/01/2028	28,325	31,608
5.000% due 05/01/2029	28,000	30,741
5.000% due 11/01/2029	27,930	30,794
5.000% due 02/01/2030	32,655	35,675
5.000% due 05/01/2030	5,000	5,474
5.000% due 02/01/2031	28,785	31,315
5.000% due 11/01/2032	2,335	2,544
5.000% due 05/01/2039	59,395	63,001
5.000% due 02/01/2042	23,000	24,279
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	105,301	113,140
5.790% due 06/15/2041	65,285	72,064
6.124% due 06/15/2042	75,000	84,290
6.282% due 06/15/2042	52,100	59,477
6.491% due 06/15/2042	18,000	20,626
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	42,900	44,771
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2045	33,565	34,987

New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	14,225	12,820
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,970	11,422
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	31,303
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	53,358
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	15,342
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2026	5,000	5,552
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2023	1,335	1,551
5.000% due 03/15/2024	26,675	30,556
5.000% due 03/15/2025	28,005	31,669
5.000% due 07/01/2025	2,500	2,839
5.000% due 12/15/2025	15,900	18,079
5.000% due 07/01/2026	2,500	2,804
5.000% due 12/15/2026	42,900	48,296
5.000% due 03/15/2027	30,875	34,199
5.000% due 07/01/2027	3,170	3,521
5.000% due 12/15/2027	50,000	55,777
5.000% due 07/01/2028	2,500	2,751
5.000% due 12/15/2028	31,330	34,605
5.000% due 07/01/2029	2,250	2,456
5.000% due 12/15/2029	54,145	59,307
5.000% due 03/15/2030	34,185	36,987
5.000% due 12/15/2030	29,475	32,065
5.000% due 03/15/2031	26,540	28,594
5.000% due 06/15/2031	9,000	9,746
5.000% due 03/15/2035	14,130	15,052
5.000% due 03/15/2042	25,515	26,855
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,147
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2024	4,070	4,632
5.000% due 03/15/2028	25,470	27,830
5.000% due 03/15/2029	17,000	18,437
5.000% due 04/01/2029	10,000	10,893
5.000% due 03/15/2030	15,000	16,170
5.000% due 03/15/2031	13,060	14,021
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	57,847
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	463
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	100,302
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	9,086
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	55,000	49,152
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2025	9,635	10,893
5.000% due 01/01/2027	12,700	14,089
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2024	19,420	22,314
5.000% due 11/15/2027	6,000	6,713

		2,499,696

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,519
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	12,000	12,445
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	41,092

		55,056

OHIO 0.3%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	93,331
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	62,026
6.270% due 02/15/2050	175	186
7.834% due 02/15/2041	17,400	22,134
8.084% due 02/15/2050	218,460	290,868
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	284,475	230,226
6.500% due 06/01/2047	16,900	14,924
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,296
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2038	7,700	7,838

Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	64
Princeton City School District, Ohio General Obligation Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	20,885
Student Loan Funding LLC, Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.080% due 06/01/2025	9,300	8,732
0.123% due 06/01/2025	10,500	9,859
0.140% due 06/01/2025	10,500	9,859
0.210% due 06/01/2025	9,300	8,732
0.263% due 06/01/2025	6,800	6,385

		789,345

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	17,407
6.180% due 05/01/2035	18,170	19,913

		37,320

PENNSYLVANIA 0.1%
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	510
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
3.125% due 02/15/2024	3,825	3,476
5.000% due 02/15/2026	5,390	5,809
5.000% due 02/15/2027	4,625	4,936
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,000	38,204
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,036
Pennsylvania Turnpike Commission Revenue Bonds, Series 2012
5.000% due 12/01/2042	22,150	22,700
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	7,260
6.765% due 06/01/2040	25,000	26,206

		110,137

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	174
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,011

		7,185

SOUTH CAROLINA 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	4
South Carolina State Public Service Authority Revenue Bonds, Series 2012
5.000% due 12/01/2043	50,000	52,115

		52,119

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	7,004
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	178	2
Tennessee State School Bond Authority Revenue Bonds, Series 2012
5.000% due 05/01/2031	8,285	8,845
5.000% due 05/01/2039	5,500	5,759

		21,610

TEXAS 0.2%
Austin Trust, Texas Revenue Bonds, Series 2008
8.823% due 08/15/2030	6,595	7,568
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2028	12,755	14,250
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	34,308
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
8.994% due 02/15/2014	6,500	7,291
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	169
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	132,400	156,221
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	572
Houston, Texas General Obligation Bonds, Series 2009
5.000% due 03/01/2021	10,000	11,448
Houston, Texas Utility System Revenue Bonds, Series 2012
5.000% due 11/15/2042	2,300	2,405

North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	13,068	13,291
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2025	17,025	19,577
5.000% due 09/01/2028	20,180	22,616
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	88
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	20,726
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2029	6,000	6,487
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	11,054
6.308% due 02/01/2037	40,400	46,272
San Antonio, Texas City Public Service Board Revenue Bonds, Series 2012
5.250% due 02/01/2024	26,750	31,558
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	11,664
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	44,550	49,893
Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,452

		472,910

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	756

VIRGINIA 0.0%
Virginia College Building Authority Revenue Bonds, Series 2012
5.000% due 02/01/2026	15,340	17,250
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2029	23,835	26,462

		43,712

WASHINGTON 0.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2024	3,000	3,485
5.000% due 11/01/2025	2,500	2,876
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,766
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2012
5.000% due 06/01/2026	15,315	17,348
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,014
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,218
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,256
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,142
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2025	6,500	7,336
Washington State General Obligation Bonds, Series 2011
5.000% due 08/01/2025	11,120	12,611
5.000% due 08/01/2028	12,235	13,580
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2025	14,250	16,277
5.000% due 08/01/2025	12,115	13,852
5.000% due 07/01/2026	43,130	48,868
5.000% due 08/01/2026	12,745	14,454
5.000% due 08/01/2027	8,395	9,436
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	2,450	2,351
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	33,755	38,951

		233,821

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	155,570	134,286

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin State General Obligation Bonds, Series 2012
5.000% due 05/01/2025	11,160	12,656

Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	82,300	91,786

		104,892

Total Municipal Bonds & Notes (Cost $11,326,573)		12,080,670

U.S. GOVERNMENT AGENCIES 34.6%
Bolivia Government AID Bond
0.376% due 02/01/2019	2,806	2,695
Fannie Mae
0.000% due 06/01/2017 - 10/09/2019	142,499	133,571
0.000% due 04/25/2018 - 03/25/2036 (b)	5,486	5,109
0.253% due 07/25/2037	470	445
0.293% due 01/25/2021	66	66
0.313% due 03/25/2034	172	171
0.323% due 03/25/2036	3,998	3,770
0.343% due 08/25/2034	156	153
0.393% due 05/25/2035 - 10/27/2037	102,944	102,986
0.433% due 06/25/2032	27	25
0.443% due 03/25/2035 - 05/25/2037	136	136
0.493% due 12/25/2028 - 03/25/2037	5,530	5,555
0.503% due 04/25/2037	112,906	113,441
0.513% due 06/25/2037	17	17
0.543% due 08/25/2033 - 03/25/2044	36,864	37,015
0.553% due 03/25/2037	127	128
0.573% due 07/25/2037	3,750	3,777
0.593% due 04/18/2028 - 11/25/2036	6,227	6,213
0.603% due 09/25/2035	28,865	29,117
0.638% due 02/25/2037	18,161	18,251
0.643% due 10/18/2030 - 12/25/2041	89,241	90,232
0.669% due 08/25/2021 - 03/25/2022	13	13
0.693% due 03/25/2017 - 04/25/2038	70,669	71,497
0.743% due 12/18/2031	140	142
0.762% due 08/25/2022 (a)	79,665	3,608
0.773% due 08/25/2037 - 06/25/2041	32,084	32,435
0.793% due 05/25/2030	69	69
0.819% due 11/25/2013 - 08/25/2022	9	9
0.823% due 05/25/2040	5,152	5,221
0.843% due 05/25/2030	69	69
0.869% due 10/25/2023 - 03/25/2024	1,252	1,267
0.875% due 08/28/2017 - 05/21/2018	1,147,455	1,117,231
0.893% due 10/25/2037 - 06/25/2040	32,237	32,542
0.913% due 06/25/2037	17,455	17,617
0.923% due 06/25/2040	86,781	87,462
0.928% due 11/01/2021	6,000	6,022
0.933% due 03/25/2040	9,197	9,300
0.943% due 03/25/2038 - 06/25/2040	44,517	44,962
1.013% due 12/25/2039	2,053	2,081
1.019% due 01/25/2022	17	17
1.049% due 01/25/2022	45	46
1.069% due 12/25/2021	22	22
1.093% due 04/25/2032	27	28
1.125% due 04/27/2017	857,700	855,411
1.219% due 04/25/2023	151	154
1.250% due 01/30/2017	8,800	8,859
1.305% due 04/01/2027	24	26
1.374% due 07/01/2042 - 10/01/2044	34,418	35,159
1.375% due 01/01/2021 - 12/01/2044	3,829	3,891
1.424% due 09/01/2041	12,355	12,794
1.574% due 10/01/2030 - 10/01/2040	4,054	4,216
1.730% due 06/01/2035	1,298	1,364
1.750% due 02/01/2022	88	89
1.753% due 05/01/2023	103	105
1.785% due 04/01/2027	28	30
1.800% due 09/01/2022	73	75
1.825% due 02/01/2023	47	48
1.866% due 06/01/2023	68	69
1.875% due 02/01/2020 - 12/01/2020	225	235
1.890% due 03/01/2019	334	349
1.893% due 09/01/2035	104	108
1.895% due 11/01/2031	109	109
1.904% due 03/01/2035	44	46
1.906% due 01/01/2020	265	279
1.920% due 11/01/2023	15	15
1.975% due 09/01/2014	2	3
2.022% due 02/01/2034	52	55
2.035% due 06/01/2030	39	39
2.042% due 02/01/2035	2,483	2,629
2.043% due 07/01/2019	40	40
2.049% due 05/01/2030	6	7
2.050% due 03/01/2034	6,482	6,817

2.053% due 10/01/2034 - 11/01/2035	3,508	3,688
2.059% due 08/01/2025	685	731
2.068% due 06/01/2021	197	206
2.110% due 05/01/2024	9	9
2.127% due 11/01/2023	23	24
2.138% due 10/01/2024	45	45
2.141% due 04/01/2036	205	217
2.154% due 10/01/2019	64	67
2.161% due 02/01/2035	2,388	2,527
2.178% due 08/01/2032	35	35
2.181% due 11/01/2019 - 07/01/2024	203	207
2.190% due 12/01/2023 - 11/01/2025	202	212
2.212% due 03/01/2033	88	92
2.217% due 10/01/2020	12	12
2.220% due 07/01/2019 - 04/01/2027	15	15
2.222% due 05/01/2036	813	867
2.225% due 01/01/2035	5,549	5,907
2.233% due 09/01/2024	69	70
2.234% due 02/01/2035	306	323
2.242% due 01/01/2035	7,959	8,432
2.245% due 11/01/2025	81	86
2.246% due 11/01/2035	7,433	7,828
2.250% due 12/01/2024	9	10
2.255% due 09/01/2033	90	94
2.256% due 04/01/2034	9	9
2.259% due 05/01/2035	144	152
2.260% due 08/01/2033	18	19
2.265% due 08/01/2027 - 09/01/2029	804	857
2.273% due 09/01/2024	104	107
2.277% due 09/01/2033	38	38
2.280% due 12/01/2022	18	19
2.281% due 05/01/2025 - 12/01/2033	858	911
2.282% due 05/01/2034	339	358
2.286% due 08/01/2026	68	72
2.289% due 03/01/2025 - 11/01/2025	657	701
2.291% due 12/01/2034	31	33
2.301% due 01/01/2035	112	119
2.310% due 08/01/2022 - 07/01/2035	80,878	78,243
2.314% due 06/01/2015 - 01/01/2036	688	734
2.315% due 11/01/2023	112	113
2.318% due 01/01/2036	14	15
2.320% due 06/01/2023 - 07/01/2035	124	132
2.325% due 12/01/2023 - 02/01/2027	306	321
2.326% due 04/01/2033	52	56
2.334% due 12/01/2025 - 01/01/2026	208	221
2.336% due 11/01/2035	2,525	2,690
2.338% due 04/01/2027	27	29
2.339% due 07/01/2021 - 10/01/2034	1,520	1,614
2.340% due 06/01/2035	5,199	5,546
2.342% due 10/01/2024	70	74
2.344% due 03/01/2035	44	46
2.345% due 07/01/2026	9	9
2.354% due 12/01/2034	164	174
2.355% due 09/01/2023	107	111
2.356% due 03/01/2033	126	134
2.361% due 05/01/2026	29	30
2.363% due 06/01/2035	1,220	1,289
2.364% due 11/01/2025	19	19
2.373% due 06/01/2030	69	70
2.375% due 04/01/2017 - 03/01/2024	18	19
2.377% due 11/01/2034	1,091	1,159
2.382% due 08/01/2035	62	66
2.387% due 12/01/2034 - 06/01/2035	3,889	4,144
2.388% due 06/01/2025	50	54
2.395% due 07/01/2020 - 12/01/2025	263	280
2.404% due 05/01/2030	6	7
2.411% due 05/01/2037	24	25
2.415% due 08/01/2035	31	33
2.417% due 10/01/2034 - 09/01/2035	1,475	1,559
2.420% due 02/01/2019	50	51
2.424% due 05/01/2033	162	171
2.425% due 08/01/2031	110	113
2.426% due 11/01/2034	1,680	1,777
2.430% due 01/25/2019	45,000	46,313
2.440% due 11/01/2025 - 06/01/2034	68	69
2.443% due 01/01/2035	1,162	1,236
2.450% due 10/01/2027 - 08/01/2035	311	330
2.459% due 03/01/2035	776	824
2.460% due 08/01/2022 - 03/01/2026	17,842	17,243
2.474% due 11/01/2035	265	280
2.475% due 05/01/2022 - 10/01/2035	735	784
2.476% due 02/01/2035	1,695	1,809
2.477% due 12/01/2033	352	374
2.484% due 05/01/2035	6,233	6,609
2.490% due 02/01/2035	1,820	1,935
2.492% due 11/01/2034	2,823	3,041

2.499% due 06/01/2025	263	281
2.500% due 04/01/2027 - 07/01/2028	1,616,000	1,623,827
2.513% due 02/01/2028	25	27
2.516% due 04/01/2024	172	172
2.530% due 10/01/2022	17,799	17,220
2.536% due 12/01/2034	907	963
2.538% due 06/01/2033	80	86
2.541% due 10/01/2023	15	16
2.542% due 07/01/2017	353	362
2.544% due 04/01/2038	16	17
2.549% due 02/01/2035 - 05/01/2035	4,751	5,064
2.550% due 09/01/2034 - 02/01/2035	896	946
2.552% due 05/01/2035	12,350	13,121
2.556% due 11/01/2032	56	60
2.560% due 02/01/2036	139	148
2.567% due 09/01/2035	5,429	5,728
2.571% due 05/25/2035	15,848	16,270
2.580% due 02/01/2024 - 03/01/2035	78	81
2.584% due 07/01/2033	10	11
2.585% due 11/01/2023 - 01/01/2036	529	565
2.595% due 01/01/2036	449	478
2.607% due 12/01/2034	60	64
2.610% due 12/01/2023 - 11/01/2024	831	871
2.613% due 08/01/2027	69	73
2.621% due 11/01/2034 - 03/01/2036	444	472
2.631% due 12/01/2036	78	83
2.634% due 09/01/2017	209	215
2.638% due 09/01/2035	45	48
2.640% due 06/01/2022	8,000	7,843
2.642% due 04/01/2018 - 04/01/2034	259	273
2.650% due 12/01/2027 - 07/01/2034	221	236
2.652% due 08/01/2035	658	701
2.655% due 12/01/2035	7	8
2.660% due 08/01/2022 - 10/01/2034	7,471	7,506
2.665% due 07/01/2022	5,904	5,790
2.666% due 10/01/2035	902	964
2.667% due 01/01/2037	153	163
2.670% due 08/01/2022	20,843	20,408
2.671% due 07/01/2035	39	42
2.674% due 09/01/2034	11,357	12,050
2.677% due 12/01/2030	11	12
2.680% due 02/01/2022 - 06/01/2022	27,727	27,232
2.709% due 12/01/2017	279	294
2.711% due 11/01/2035	629	672
2.715% due 11/01/2035	4,442	4,737
2.720% due 07/01/2035 - 09/01/2035	6,238	6,689
2.722% due 04/01/2026	13	13
2.725% due 12/01/2026	10	11
2.732% due 01/01/2037	87	92
2.733% due 08/01/2035	1,815	1,942
2.735% due 08/01/2023	36	36
2.740% due 08/01/2022 - 03/01/2034	16,663	16,749
2.741% due 06/01/2035	84	90
2.742% due 03/01/2036	267	285
2.750% due 01/01/2018 - 09/01/2022	11,622	11,582
2.751% due 08/01/2035	4,745	5,071
2.754% due 07/01/2034	2,609	2,778
2.767% due 04/01/2035	1,682	1,776
2.770% due 06/01/2022 - 12/01/2033	14,880	14,767
2.773% due 09/01/2035	250	262
2.780% due 06/01/2022 - 08/01/2022	15,361	15,176
2.782% due 10/01/2026 - 02/01/2036	106	114
2.790% due 07/01/2022	4,433	4,382
2.794% due 08/01/2035	454	483
2.800% due 03/01/2018 - 08/01/2022	12,642	12,531
2.804% due 11/01/2034	1,179	1,254
2.820% due 04/01/2022 - 07/01/2022	24,067	23,891
2.824% due 09/01/2035	126	134
2.825% due 02/01/2020	20	20
2.830% due 07/01/2022	3,623	3,590
2.850% due 05/01/2022	2,153	2,141
2.855% due 09/01/2037	65	70
2.862% due 09/01/2035	939	1,001
2.864% due 06/01/2035	769	821
2.870% due 03/01/2022 - 09/01/2027	210,142	189,520
2.875% due 11/01/2027	39	42
2.888% due 02/01/2028	271	281
2.900% due 05/01/2022	6,800	6,780
2.914% due 07/01/2035	1,772	1,890
2.920% due 03/01/2022 - 07/01/2022	28,193	27,935
2.933% due 05/01/2014	6	6
2.940% due 06/01/2022	8,368	8,351
2.960% due 05/01/2022 - 07/01/2022	6,950	6,923
2.975% due 06/01/2019	1	1
2.990% due 06/01/2022	17,000	16,836
3.000% due 10/01/2020 - 08/01/2043	6,566,037	6,514,514

3.019% due 02/01/2033	1	1
3.025% due 11/01/2022	12	13
3.040% due 04/01/2022	3,178	3,106
3.044% due 05/01/2022	8,849	9,231
3.050% due 10/01/2020	20	20
3.063% due 09/01/2035	773	822
3.120% due 04/01/2022	6,592	6,666
3.140% due 11/01/2021	8,700	8,846
3.156% due 05/01/2022	596	627
3.162% due 05/01/2023	159	164
3.167% due 02/01/2021	36	36
3.239% due 02/01/2021	32	32
3.330% due 11/01/2021 - 12/01/2021	35,500	37,141
3.341% due 08/01/2027	383	412
3.360% due 09/01/2019	343	355
3.380% due 11/01/2021	1,074	1,149
3.416% due 10/01/2020	410	432
3.420% due 11/01/2021	5,487	5,755
3.430% due 03/01/2022	68,810	71,522
3.484% due 10/01/2027	120	127
3.500% due 08/01/2018 - 08/01/2043	4,096,354	4,247,466
3.513% due 09/01/2021	5	5
3.553% due 07/01/2024	41	42
3.570% due 11/01/2021	2,846	3,067
3.605% due 08/01/2022	487	497
3.632% due 12/01/2020	314	334
3.725% due 03/01/2023	105	107
3.750% due 01/01/2020	5	5
3.840% due 05/01/2018	350	382
3.957% due 07/01/2021 - 02/25/2033	1,299	1,131
3.975% due 09/01/2028	98	102
3.980% due 07/01/2021	45,500	48,145
4.000% due 03/01/2014 - 08/01/2043	31,050,573	32,376,779
4.250% due 05/01/2016	11,785	12,643
4.295% due 11/01/2021	31	32
4.374% due 06/01/2021	570	628
4.375% due 03/01/2023	63	68
4.382% due 02/01/2028	17	18
4.452% due 12/01/2036	519	551
4.500% due 08/01/2013 - 08/01/2043	15,306,153	16,226,357
4.501% due 07/01/2019	33,957	37,958
4.580% due 09/01/2034	489	522
4.995% due 03/01/2024	13	13
5.000% due 02/13/2017 - 07/01/2043	3,047,862	3,319,216
5.019% due 06/01/2035	840	898
5.030% due 05/01/2024	2,190	2,428
5.053% due 10/01/2035	573	614
5.057% due 05/01/2035	112	120
5.083% due 07/01/2035	508	546
5.084% due 09/01/2035	1,261	1,352
5.121% due 11/01/2035	630	676
5.130% due 08/01/2035	1,193	1,283
5.139% due 02/01/2016	142	154
5.141% due 11/01/2035	1,554	1,671
5.144% due 09/01/2035	17	18
5.152% due 08/01/2035	1,049	1,127
5.169% due 09/01/2035	315	338
5.196% due 07/01/2035	982	1,056
5.202% due 12/01/2035	704	758
5.210% due 12/01/2035	163	176
5.228% due 11/01/2035	2	2
5.234% due 08/01/2035	1,085	1,168
5.242% due 07/01/2035	554	597
5.279% due 10/01/2035	1,402	1,510
5.282% due 11/01/2035	930	986
5.284% due 10/01/2035	1,247	1,345
5.286% due 06/01/2029	31	32
5.288% due 09/01/2035	1,301	1,401
5.290% due 11/25/2033	122	124
5.309% due 01/01/2036	800	861
5.310% due 08/25/2033	784	799
5.355% due 03/01/2023	252	272
5.363% due 11/01/2035	1,042	1,123
5.370% due 08/25/2043	642	665
5.375% due 06/12/2017 - 10/01/2035	144,960	167,869
5.437% due 03/01/2036	764	821
5.467% due 10/01/2035	191	205
5.500% due 06/01/2017 - 08/01/2043	4,805,515	5,230,234
5.518% due 12/01/2035	730	785
5.645% due 02/01/2036	1,293	1,394
5.705% due 04/01/2036	2	2
5.726% due 03/01/2036	763	825
5.749% due 09/01/2014	186	193
5.750% due 12/20/2027 - 08/25/2034	1,583	1,663
5.784% due 03/01/2036	850	920
5.790% due 10/01/2017	372	421

5.794% due 06/01/2036	156	169
5.825% due 09/01/2037	6	6
5.907% due 06/25/2037 (a)	2,439	291
5.959% due 09/01/2036	1	1
5.996% due 09/01/2036	14	15
6.000% due 09/01/2013 - 10/25/2044	2,239,059	2,439,941
6.057% due 05/25/2037 - 06/25/2037 (a)	4,689	716
6.062% due 12/25/2042	17,158	19,195
6.160% due 08/01/2017	144	158
6.250% due 07/01/2024 - 02/25/2029	727	820
6.290% due 02/25/2029	444	477
6.300% due 10/17/2038	2,415	2,421
6.357% due 07/25/2036 (a)	2,457	401
6.407% due 06/25/2037 (a)	2,495	394
6.449% due 10/25/2042	17,856	19,150
6.457% due 07/25/2037 (a)	2,587	314
6.500% due 07/01/2013 - 02/25/2047	64,496	72,778
6.730% due 03/25/2042	299	302
6.750% due 10/25/2023	135	153
6.900% due 05/25/2023	18	21
7.000% due 09/01/2013 - 01/25/2048	10,449	11,774
7.066% due 08/25/2037	217	248
7.250% due 01/01/2023	326	362
7.307% due 09/25/2038 (a)	1,693	229
7.375% due 05/25/2022	453	529
7.500% due 10/01/2014 - 07/25/2041	4,048	4,442
7.750% due 01/25/2022	556	611
7.780% due 01/01/2018	1,838	1,964
7.800% due 10/25/2022 - 06/25/2026	114	133
8.000% due 06/01/2015 - 08/01/2032	8,763	10,325
8.000% due 08/18/2027 (a)	5	1
8.060% due 04/01/2030	1,551	1,858
8.080% due 04/01/2030	855	928
8.200% due 04/25/2025	0	1
8.490% due 06/01/2025	734	809
8.500% due 06/01/2017 - 07/01/2037	2,101	2,444
8.500% due 01/01/2018 (a)	2	0
8.750% due 01/25/2021	89	101
8.846% due 03/25/2039	12	14
9.000% due 04/01/2017 - 11/01/2025	662	763
9.000% due 06/25/2022 (a)	20	3
9.250% due 04/25/2018	8	8
9.300% due 05/25/2018 - 08/25/2019	25	28
9.475% due 09/25/2028	90	95
9.500% due 01/01/2018 - 03/01/2026	322	364
10.000% due 11/01/2013 - 05/01/2022	53	56
10.500% due 11/01/2013 - 04/01/2022	3	3
11.000% due 11/01/2013 - 11/01/2020	32	34
11.500% due 08/20/2016 - 11/01/2019	1	1
903.213% due 08/25/2021 (a)	0	2
1,000.000% due 04/25/2022 (a)	0	3
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	13,016	13,048
2.980% due 12/06/2020	5,842	6,044
Federal Housing Administration
1.000% due 12/01/2018 - 08/01/2020	2,245	2,239
6.896% due 07/01/2020	4,783	4,651
7.110% due 05/01/2019	856	833
7.315% due 08/01/2019	2,406	2,340
7.350% due 04/01/2019	12	11
7.375% due 02/01/2018	87	84
7.400% due 01/25/2020	498	484
7.430% due 10/01/2018 - 05/01/2024	2,962	2,899
7.430% due 12/01/2018 ^	246	241
7.450% due 05/01/2021	1,683	1,647
7.460% due 01/01/2023	26	25
7.465% due 11/01/2019	1,189	1,162
Freddie Mac
0.233% due 12/25/2036	8,496	8,445
0.343% due 07/15/2019 - 08/15/2019	6,290	6,292
0.433% due 05/15/2036	23	23
0.443% due 07/15/2034	477	476
0.453% due 08/25/2031	432	424
0.493% due 02/15/2037	13	13
0.533% due 02/15/2037	76	77
0.543% due 12/15/2029	77	77
0.593% due 06/15/2018 - 05/15/2041	26,618	26,825
0.643% due 06/15/2023 - 12/15/2031	194	195
0.693% due 06/15/2030 - 12/15/2032	188	190
0.750% due 01/12/2018	1,038,100	1,006,211
0.763% due 06/15/2041 - 07/15/2041	33,043	33,358
0.773% due 05/15/2032 - 07/15/2037	11,316	11,468
0.803% due 07/15/2037	1,686	1,702
0.863% due 08/15/2037	11,043	11,153
0.875% due 03/07/2018	383,500	371,528
0.893% due 08/15/2037	3,732	3,770

0.903% due 10/15/2037	6,044	6,103
0.913% due 05/15/2037 - 09/15/2037	4,635	4,672
0.943% due 08/15/2036	159	161
1.000% due 03/08/2017 - 09/29/2017	2,540,450	2,524,722
1.043% due 11/15/2039	75	76
1.193% due 05/25/2043	8,357	8,435
1.250% due 05/12/2017 - 02/15/2021	2,290,899	2,204,731
1.330% due 10/25/2023	104	102
1.374% due 10/25/2044 - 02/25/2045	36,401	36,862
1.574% due 07/25/2044	4,420	4,539
1.625% due 04/01/2017 - 06/01/2017	2	3
1.671% due 01/01/2022	45	45
1.694% due 12/25/2018 (a)	293,736	21,155
1.750% due 05/30/2019	148,200	146,100
1.875% due 12/01/2016	31	32
1.898% due 06/01/2022	7	7
1.920% due 10/25/2023	519	541
1.948% due 10/01/2023	32	33
2.039% due 10/01/2022	28	28
2.070% due 02/01/2037	21	23
2.125% due 09/01/2018	34	34
2.140% due 05/01/2020	27	27
2.141% due 05/01/2023	66	66
2.167% due 06/01/2033	214	226
2.170% due 07/01/2023	37	38
2.207% due 12/01/2022	6	6
2.210% due 07/01/2020	85	86
2.222% due 07/01/2032 - 03/01/2035	1,157	1,226
2.235% due 07/01/2022	68	69
2.250% due 02/01/2018	30	30
2.265% due 11/01/2026	202	216
2.270% due 12/01/2026	339	350
2.305% due 06/01/2022	207	214
2.310% due 04/01/2025	1	2
2.313% due 06/01/2021	190	202
2.314% due 09/01/2023	107	108
2.315% due 07/01/2024	55	57
2.316% due 08/01/2023	67	70
2.318% due 04/01/2025	51	52
2.319% due 04/01/2025	7	8
2.323% due 10/25/2018	15	15
2.331% due 06/01/2022	63	64
2.338% due 06/01/2024 - 09/01/2028	236	252
2.340% due 04/01/2024	322	344
2.344% due 11/01/2023	119	126
2.349% due 07/01/2024	44	47
2.351% due 02/01/2025	11	12
2.360% due 08/01/2023 - 09/01/2023	282	293
2.362% due 05/01/2023	26	26
2.363% due 03/01/2024	165	175
2.365% due 05/01/2022 - 11/01/2023	103	106
2.367% due 01/01/2034	3,319	3,542
2.369% due 07/01/2025	278	297
2.375% due 01/01/2019 - 08/01/2035	1,260,866	1,228,986
2.377% due 04/01/2029	88	93
2.378% due 11/01/2028	352	375
2.382% due 10/01/2026	222	236
2.385% due 09/01/2023	325	346
2.388% due 05/01/2023	37	38
2.393% due 08/01/2035	53	57
2.394% due 11/01/2035	11,133	11,824
2.400% due 10/01/2024	52	55
2.403% due 10/01/2023	92	98
2.406% due 10/01/2023	75	77
2.411% due 05/01/2027	14	15
2.428% due 02/01/2026	317	340
2.442% due 09/01/2035	75	79
2.450% due 04/01/2036	712	760
2.462% due 05/01/2035	13,232	14,083
2.470% due 10/01/2023	200	213
2.480% due 02/01/2021	4	4
2.482% due 07/01/2027	14	15
2.486% due 02/01/2023 - 08/01/2023	634	675
2.493% due 05/01/2037	111	119
2.494% due 09/01/2023	224	236
2.497% due 01/01/2028	22	23
2.500% due 12/01/2023 - 03/01/2035	196	203
2.519% due 06/01/2037	27	29
2.524% due 07/01/2023	62	62
2.525% due 01/01/2036	5	5
2.527% due 06/01/2020	48	49
2.528% due 10/01/2024	15	16
2.529% due 06/01/2035	26,960	28,808
2.530% due 01/01/2019	34	34
2.533% due 07/01/2030	510	528
2.563% due 08/01/2035	153	164

2.583% due 10/01/2023		68	72
2.586% due 09/01/2035		34	36
2.590% due 03/01/2035		18	19
2.606% due 10/01/2023		41	41
2.620% due 05/01/2036 - 05/01/2037		453	480
2.624% due 01/01/2024		15	15
2.627% due 08/01/2023 - 02/01/2036		426	451
2.629% due 01/01/2037		144	153
2.638% due 04/01/2036		6	6
2.645% due 01/01/2035		196	198
2.670% due 06/01/2030		324	347
2.700% due 08/01/2035		399	424
2.724% due 10/01/2035		478	511
2.733% due 07/01/2035		6,218	6,616
2.734% due 09/01/2037		18	19
2.744% due 10/01/2035		12,185	12,989
2.751% due 07/01/2019		100	101
2.774% due 07/01/2033		9	9
2.795% due 10/01/2035		8,879	9,465
2.804% due 12/01/2037		113	121
2.813% due 05/01/2021		497	513
2.814% due 02/01/2037		16	17
2.836% due 07/01/2036		7	7
2.840% due 08/01/2035		26	28
2.842% due 10/01/2035		18,221	19,306
2.860% due 09/01/2035		4,199	4,473
2.874% due 11/01/2035		8,749	9,349
2.896% due 09/01/2035		193	205
2.916% due 10/01/2035		8,879	9,486
2.939% due 12/01/2018 - 07/01/2035		5,777	6,103
2.944% due 07/01/2032		61	65
2.977% due 11/01/2034		348	372
3.000% due 03/01/2027		46	48
3.013% due 03/01/2022		464	495
3.045% due 03/01/2021		225	228
3.075% due 01/01/2019		1	1
3.095% due 08/15/2032		3,401	3,558
3.105% due 05/01/2018		32	33
3.126% due 07/01/2019		2	2
3.150% due 04/01/2029		20	21
3.227% due 05/01/2018		83	85
3.250% due 05/01/2023 - 11/15/2025		137	137
3.261% due 10/01/2020		4	5
3.262% due 01/01/2021		21	21
3.346% due 05/01/2018		112	114
3.350% due 11/15/2025		500	500
3.500% due 09/01/2018 - 08/15/2042		19,807	17,997
3.750% due 03/27/2019		207,800	228,719
4.000% due 09/15/2018 - 08/01/2043		482,666	501,747
4.030% due 05/01/2020		9	9
4.150% due 06/15/2030		570	577
4.375% due 01/15/2014	EUR	375	499
4.405% due 10/01/2020		$21	21
4.500% due 03/01/2018 - 07/01/2043		2,359,845	2,488,535
4.896% due 10/01/2035		453	488
5.000% due 10/01/2016 - 07/01/2040		70,470	75,910
5.032% due 10/01/2035		933	997
5.050% due 01/26/2015		180	193
5.305% due 12/01/2035		890	958
5.426% due 11/01/2035		451	485
5.448% due 02/01/2038		11	12
5.500% due 08/23/2017 - 07/01/2047		383,091	414,067
5.628% due 03/01/2036		591	625
5.813% due 04/01/2036		882	954
5.950% due 06/15/2028		29,769	33,324
6.000% due 08/01/2013 - 07/01/2043		645,803	702,456
6.058% due 02/15/2038 (a)		1,695	219
6.250% due 12/15/2028		479	531
6.458% due 11/15/2036 (a)		28,413	5,125
6.500% due 12/01/2013 - 10/25/2043		136,237	150,562
6.950% due 07/15/2021 - 08/15/2021		49	55
7.000% due 01/01/2014 - 10/25/2043		20,905	23,333
7.000% due 09/15/2023 (a)		9	1
7.400% due 02/01/2021		383	372
7.500% due 02/01/2016 - 11/01/2037		8,411	9,769
7.645% due 05/01/2025		6,334	7,407
7.800% due 09/15/2020		4	4
8.000% due 11/01/2013 - 06/01/2030		1,481	1,701
8.250% due 06/15/2022		97	112
8.500% due 07/01/2014 - 06/01/2030		938	1,072
8.750% due 12/15/2020		46	54
8.784% due 11/15/2033		1,127	1,244
8.900% due 11/15/2020		261	293
9.000% due 10/01/2013 - 07/01/2030		293	330
9.000% due 05/01/2022 (a)		2	0
9.250% due 07/01/2017		1	1

9.500% due 09/01/2016 - 12/01/2022	234	258
9.515% due 01/15/2041	45,268	46,431
10.000% due 06/01/2017 - 03/01/2021	12	13
10.500% due 10/01/2017 - 01/01/2021	5	5
11.000% due 07/25/2018 - 05/01/2020	2	2
13.250% due 10/01/2013	5	5
20.132% due 05/15/2033	785	1,049
37.485% due 08/15/2037	1,924	3,219
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	1
Ginnie Mae
0.492% due 05/20/2037	40,035	40,202
0.593% due 06/16/2031 - 03/16/2032	292	294
0.643% due 11/16/2029 - 10/16/2030	294	298
0.693% due 02/16/2030 - 04/16/2032	1,549	1,567
0.743% due 12/16/2025	49	49
0.793% due 02/16/2030	1,196	1,216
0.843% due 02/16/2030	509	518
1.080% due 02/20/2060	47,368	48,164
1.142% due 03/20/2031	79	81
1.461% due 11/16/2043 (a)	174,133	13,734
1.625% due 02/20/2017 - 02/20/2034	29,818	31,137
1.750% due 07/20/2017 - 07/20/2034	33,687	35,182
2.000% due 05/20/2017 - 08/20/2030	10,676	11,139
2.125% due 01/20/2025	11	12
2.500% due 06/20/2021 - 04/20/2041	18,364	19,315
3.000% due 12/20/2018 - 07/01/2043	1,721,178	1,704,424
3.500% due 12/20/2017 - 07/01/2043	1,333,085	1,368,194
3.950% due 07/15/2025	122	128
4.000% due 12/20/2015 - 07/01/2043	123,265	129,019
4.500% due 11/16/2028 - 08/15/2033	2,606	2,845
4.750% due 07/20/2035	2,148	2,381
5.000% due 02/20/2031 - 09/15/2040	57,740	62,457
5.196% due 10/16/2037	1,299	1,383
5.244% due 04/16/2038	1,560	1,650
5.500% due 05/20/2017 - 03/16/2034	1,738	1,978
6.000% due 08/15/2013 - 11/15/2039	16,557	18,697
6.250% due 03/16/2029	297	316
6.375% due 03/20/2028	912	953
6.408% due 08/16/2033 (a)	1,892	361
6.500% due 11/15/2023 - 09/20/2038	24,044	26,928
6.750% due 06/20/2028 - 10/16/2040	9,815	10,801
7.000% due 10/15/2013 - 10/15/2034	3,204	3,652
7.500% due 05/20/2017 - 02/15/2035	2,144	2,560
7.750% due 08/20/2025 - 12/15/2040	1,500	1,603
8.000% due 01/15/2017 - 10/20/2031	733	828
8.250% due 04/15/2020	30	35
8.300% due 06/15/2019	9	10
8.500% due 07/15/2016 - 04/15/2031	462	513
9.000% due 04/20/2016 - 01/15/2031	498	541
9.500% due 09/15/2016 - 12/15/2026	212	229
10.000% due 08/15/2015 - 02/15/2025	132	144
10.250% due 02/20/2019	6	6
10.500% due 12/15/2015 - 09/15/2021	49	50
11.000% due 12/15/2015 - 09/15/2017	1	2
12.000% due 12/15/2013 - 05/15/2016	2	2
13.500% due 09/15/2014	1	1
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	65	66
1.000% due 03/25/2025 - 07/25/2025	61	62
1.100% due 01/25/2019 - 11/25/2024	71	73
3.870% due 01/01/2014	103	103
4.120% due 03/10/2014	93	94
4.190% due 03/01/2030	20,328	21,678
4.330% due 07/01/2014	24	24
4.340% due 03/01/2024	121	130
4.350% due 07/01/2023	363	389
4.430% due 05/01/2029	4,150	4,491
4.504% due 02/10/2014	9	10
4.580% due 03/01/2018	284	300
4.625% due 02/01/2025	811	883
4.684% due 09/10/2014	3,077	3,188
4.750% due 07/01/2025	2,777	3,032
4.754% due 08/10/2014	456	466
4.770% due 04/01/2024	492	528
4.840% due 02/01/2023 - 05/01/2025	10,922	11,988
4.870% due 12/01/2024	990	1,094
4.890% due 12/01/2023	569	622
4.930% due 01/01/2024	1,281	1,393
4.950% due 03/01/2025	1,130	1,224
4.980% due 11/01/2023	3,826	4,188
5.090% due 10/01/2025	401	443
5.110% due 05/01/2017 - 08/01/2025	1,116	1,226
5.120% due 11/01/2017	68	71
5.130% due 09/01/2023	3,030	3,286
5.136% due 08/10/2013	32	32

5.160% due 02/01/2028	2,159	2,357
5.170% due 01/01/2028	1,611	1,788
5.190% due 01/01/2017 - 07/01/2024	234	254
5.200% due 11/01/2015	74	77
5.230% due 11/01/2016	105	110
5.240% due 08/01/2023	347	378
5.290% due 12/01/2027	44,576	49,120
5.310% due 05/01/2027	238	262
5.320% due 04/01/2027	292	323
5.340% due 11/01/2021	2,170	2,369
5.370% due 09/01/2016	127	133
5.471% due 03/10/2018	357	390
5.490% due 05/01/2028	17,154	19,231
5.510% due 11/01/2027	534	595
5.520% due 06/01/2024	3,607	4,006
5.600% due 09/01/2028	5,462	6,144
5.680% due 05/01/2016 - 06/01/2028	16,054	18,101
5.725% due 09/10/2018	11,205	12,085
5.780% due 08/01/2027	53	60
5.820% due 07/01/2027	2,125	2,384
5.870% due 07/01/2028	540	610
5.902% due 02/10/2018	2,954	3,248
6.020% due 08/01/2028	553	630
6.070% due 07/01/2026	800	901
6.340% due 03/01/2021	3,381	3,698
6.440% due 02/01/2021	709	776
6.700% due 12/01/2016	747	787
6.900% due 12/01/2020	833	923
6.950% due 11/01/2016	162	171
7.060% due 11/01/2019	411	451
7.150% due 03/01/2017	283	305
7.190% due 12/01/2019	142	158
7.200% due 10/01/2019	238	263
7.220% due 11/01/2020	209	233
7.500% due 04/01/2017	156	166
7.630% due 06/01/2020	1,196	1,337
7.700% due 07/01/2016	81	85
Tennessee Valley Authority
4.375% due 06/15/2041	850	853
Vendee Mortgage Trust
0.433% due 06/15/2023 (a)	11,688	154
6.500% due 09/15/2024	8,813	10,088
6.519% due 01/15/2030	1,382	1,602

Total U.S. Government Agencies (Cost $93,217,593)		92,596,083

U.S. TREASURY OBLIGATIONS 34.3%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022	2,607,229	2,553,353
0.125% due 07/15/2022	2,780,223	2,717,234
0.125% due 01/15/2023	296,620	287,397
0.625% due 07/15/2021 (l)	4,903,501	5,062,291
0.750% due 02/15/2042	214,497	188,858
1.125% due 01/15/2021	402,194	430,127
1.250% due 07/15/2020	695,001	755,027
1.375% due 01/15/2020	546,380	595,405
1.750% due 01/15/2028 (l)	2,441,957	2,735,182
1.875% due 07/15/2019	109,453	123,429
2.000% due 01/15/2026	2,373,096	2,740,278
2.125% due 01/15/2019	85,889	97,149
2.125% due 02/15/2040 (l)	49,813	60,503
2.375% due 01/15/2025	2,831,936	3,373,323
2.375% due 01/15/2027 (l)	3,035,318	3,651,630
2.500% due 01/15/2029 (l)	3,026,648	3,729,636
3.625% due 04/15/2028 (l)	246,348	341,836
3.875% due 04/15/2029 (l)	549,585	791,788
U.S. Treasury Notes
0.625% due 11/30/2017 (l)(n)	177,899	173,361
0.625% due 04/30/2018	2,679,900	2,588,931
0.750% due 12/31/2017 (l)	2,804,200	2,742,749
0.750% due 02/28/2018	4,731,000	4,613,648
0.750% due 03/31/2018	4,163,500	4,051,281
0.875% due 01/31/2018	2,279,000	2,237,693
0.875% due 07/31/2019 (l)(n)	1,287,500	1,225,740
1.000% due 05/31/2018	4,600	4,520
1.000% due 06/30/2019 (l)(n)	3,237,683	3,111,213
1.000% due 08/31/2019	2,132,200	2,040,748
1.000% due 09/30/2019	2,307,899	2,206,026
1.000% due 11/30/2019	4,241,380	4,039,253
1.125% due 05/31/2019	533,800	517,869
1.125% due 12/31/2019	1,598,800	1,531,163
1.125% due 03/31/2020	2,678,800	2,550,930
1.125% due 04/30/2020 (l)	2,780,671	2,642,833
1.250% due 10/31/2019 (l)	1,243,900	1,206,292
1.250% due 02/29/2020	1,511,100	1,453,962
1.375% due 01/31/2020	1,025,300	996,343

1.375% due 05/31/2020 (l)(n)		781,900	754,136
1.625% due 08/15/2022		3,695,500	3,465,396
1.625% due 11/15/2022		4,328,250	4,038,123
1.750% due 05/15/2022 (l)(n)		2,065,428	1,968,369
1.750% due 05/15/2023		4,502,600	4,214,506
2.000% due 02/15/2022		488,300	477,351
2.000% due 02/15/2023		6,010,000	5,780,166
2.125% due 08/15/2021		377,200	375,476
2.625% due 04/30/2018		128,300	136,048
2.625% due 08/15/2020 (l)		220,700	230,545
2.875% due 03/31/2018		172,800	185,267

Total U.S. Treasury Obligations (Cost $95,924,952)			91,794,384

MORTGAGE-BACKED SECURITIES 6.1%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		4,391	4,591
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		418	426
Adjustable Rate Mortgage Trust
0.733% due 11/25/2035		45	36
2.665% due 07/25/2035		2,467	2,213
2.731% due 01/25/2035		611	602
2.775% due 09/25/2035		4,540	3,590
2.782% due 11/25/2035		9,477	8,506
2.860% due 03/25/2035		7,157	6,517
2.878% due 09/25/2035		564	505
2.897% due 11/25/2035		1,053	887
2.936% due 08/25/2035		5,773	5,274
2.948% due 01/25/2036		4,214	3,547
3.218% due 03/25/2036		443	343
3.230% due 07/25/2035		8,359	7,550
5.020% due 01/25/2036		13,248	12,219
5.214% due 10/25/2035		19,814	18,259
American Home Mortgage Assets Trust
0.313% due 10/25/2046		24,922	17,984
0.383% due 05/25/2046		34,447	23,847
0.383% due 09/25/2046		20,114	13,713
0.403% due 10/25/2046		21,014	13,873
0.868% due 02/25/2047		45,319	27,104
1.094% due 11/25/2046		76,244	42,108
1.108% due 10/25/2046		22,859	16,619
1.128% due 09/25/2046		6,148	4,363
2.951% due 11/25/2035 ^		16,480	11,695
American Home Mortgage Investment Trust
0.493% due 02/25/2045		2,410	2,308
0.933% due 10/25/2034		44	44
1.914% due 09/25/2045		16,805	16,538
2.039% due 09/25/2035		412	410
2.164% due 12/25/2035		3,899	2,765
2.164% due 11/25/2045 ^		12,774	10,031
2.416% due 02/25/2045		66,810	66,535
2.559% due 10/25/2034		20,169	19,835
Arkle Master Issuer PLC
1.974% due 05/17/2060		60,700	62,260
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	2,397	3,127
1.603% due 05/16/2047		318,898	421,605
Banc of America Alternative Loan Trust
0.593% due 05/25/2035		$1,988	1,414
5.000% due 08/25/2019		887	914
5.500% due 06/25/2037		2,845	2,079
6.000% due 11/25/2035		2,404	2,058
6.000% due 07/25/2046		4,308	3,515
Banc of America Commercial Mortgage Trust
0.612% due 07/10/2046 (a)		54,446	30
5.369% due 10/10/2045		9,200	9,438
5.414% due 09/10/2047		15,400	17,003
5.449% due 01/15/2049		723	733
5.451% due 01/15/2049		5,410	6,021
5.634% due 04/10/2049		1,281	1,297
5.793% due 04/10/2049		9,454	10,638
5.857% due 06/10/2049		21,810	24,444
5.919% due 05/10/2045		29,100	32,209
Banc of America Funding Corp.
0.293% due 04/25/2037		604	412
0.382% due 10/20/2036		21,809	14,742
0.382% due 10/20/2046 ^		5,606	3,982
0.402% due 04/20/2047		9,414	6,857
0.432% due 04/20/2035		2,240	1,916
0.482% due 05/20/2035		1,712	1,101
0.492% due 02/20/2035		1,867	1,787
0.593% due 05/25/2037		5,405	3,552
2.639% due 05/25/2035		165,252	166,277
2.687% due 03/20/2035		2,125	2,121
2.700% due 02/20/2036		5,195	5,138

2.872% due 03/20/2036	1,666	1,466
2.887% due 02/20/2036	2,124	1,682
2.976% due 11/20/2034	1,603	1,469
3.120% due 11/20/2035	3,411	3,095
3.181% due 11/20/2034	8,869	8,511
5.359% due 05/20/2036	10,080	9,366
5.419% due 05/20/2036	11,295	10,820
5.500% due 09/25/2034	17,613	18,028
5.500% due 09/25/2035	25,660	26,244
5.500% due 01/25/2036	6,915	6,800
5.562% due 03/20/2036	659	615
5.574% due 04/20/2036	12,516	11,064
5.576% due 05/20/2036 ^	5,307	4,740
5.630% due 01/20/2047 ^	233	178
5.645% due 09/20/2034	906	918
5.750% due 10/25/2035	43	43
5.750% due 07/20/2036	5,500	5,364
5.750% due 09/25/2036	5,447	5,387
5.753% due 10/25/2036 ^	1,574	1,297
5.756% due 10/20/2046	6,713	5,946
5.837% due 01/25/2037	1,282	1,044
5.865% due 10/20/2046 ^	3,547	2,781
5.888% due 04/25/2037	4,101	3,701
6.000% due 09/25/2036 ^	15,982	14,090
6.000% due 09/25/2036	15,759	14,488
Banc of America Large Loan Trust
2.493% due 11/15/2015	272,328	273,183
Banc of America Mortgage Trust
0.893% due 11/25/2035	1,378	1,239
2.657% due 07/25/2034	301	300
2.798% due 06/25/2035	6,000	5,403
2.853% due 03/25/2035	16,620	15,604
2.864% due 05/25/2035	23,203	20,521
2.868% due 05/25/2034	1,392	1,351
2.875% due 05/25/2033	1,992	1,962
2.908% due 04/25/2034	259	259
2.916% due 07/25/2033	197	197
2.929% due 02/25/2036 ^	2,682	2,253
2.945% due 02/25/2035	4,018	3,943
2.954% due 07/25/2035	3,304	3,097
2.995% due 01/25/2036	7,614	6,182
2.997% due 01/25/2035	3,408	3,313
3.034% due 07/25/2035	4,234	4,110
3.041% due 12/25/2035 ^	11,587	10,330
3.076% due 09/25/2033	1,735	1,730
3.094% due 12/25/2033	2,402	2,397
3.100% due 11/25/2035	1,938	1,703
3.101% due 11/25/2034	3,440	3,385
3.123% due 08/25/2035	22,825	20,652
3.163% due 11/25/2034	2,617	2,231
3.437% due 07/20/2032	864	862
4.871% due 11/25/2034	1,833	1,784
5.051% due 02/25/2035	3,455	3,359
5.286% due 07/25/2035	2,264	2,234
5.309% due 04/25/2035	2,996	2,970
5.500% due 12/25/2020	1,018	1,057
5.500% due 11/25/2035	1,004	997
5.500% due 05/25/2037	1,156	983
6.000% due 10/25/2036 ^	9,152	8,074
6.000% due 07/25/2046 ^	3,801	3,434
6.500% due 10/25/2031	79	83
6.500% due 09/25/2033	3,523	3,643
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	550	550
5.665% due 02/17/2051	91,308	101,576
5.698% due 06/24/2050	35,400	40,080
6.118% due 02/15/2051	40,000	45,020
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.742% due 07/10/2043	145	146
4.811% due 12/10/2042	10	10
4.933% due 07/10/2045	250	267
5.115% due 10/10/2045	200	215
5.743% due 06/10/2039	375	386
9.073% due 10/11/2037	88	90
Bayview Commercial Asset Trust
0.623% due 08/25/2034	609	562
BCAP LLC Trust
0.333% due 11/26/2036	8,879	6,565
0.353% due 11/26/2036	30,000	19,898
0.363% due 01/25/2037 ^	60,500	43,531
0.365% due 09/26/2035	3,666	3,591
0.365% due 08/26/2046	3,000	2,427
0.522% due 11/26/2035	9,063	7,258
0.523% due 11/26/2035	7,292	6,044
0.933% due 01/26/2047	26,678	23,010
2.629% due 10/26/2036	7,657	6,590

2.773% due 02/26/2036	11,979	11,813
2.892% due 05/26/2036	16,794	12,596
4.674% due 03/26/2037	6,749	6,796
4.936% due 07/26/2037	27,203	25,093
5.000% due 01/26/2021	13,349	13,971
5.250% due 06/26/2036	86,646	79,498
5.250% due 09/26/2036	26,400	23,305
5.250% due 04/26/2037	94,166	88,003
5.250% due 06/26/2037	10,280	10,269
5.250% due 08/26/2037	17,789	18,034
5.340% due 03/26/2037	37,539	34,616
5.500% due 11/25/2034	14,764	15,484
BCRR Trust
4.230% due 05/22/2034	2,391	2,482
5.858% due 07/17/2040	10,000	11,038
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	2,142	2,126
2.320% due 08/25/2035	3,782	3,738
2.370% due 02/25/2036	12,035	11,612
2.450% due 04/25/2033	4,891	4,838
2.469% due 02/25/2036 ^	21,203	13,914
2.470% due 10/25/2035	38,515	36,848
2.481% due 04/25/2034	5,298	5,053
2.493% due 04/25/2033	2,235	2,244
2.514% due 05/25/2033	1,198	1,194
2.571% due 08/25/2033	38	38
2.573% due 04/25/2033	176	179
2.595% due 11/25/2034	7,457	7,330
2.600% due 03/25/2035	41,187	40,775
2.655% due 11/25/2034	1,578	1,553
2.674% due 10/25/2035	138,464	136,878
2.677% due 02/25/2033	1,335	1,344
2.706% due 08/25/2033	682	685
2.734% due 11/25/2030	3,377	3,388
2.762% due 04/25/2033	886	878
2.778% due 10/25/2033	33	33
2.793% due 03/25/2035	2,076	2,061
2.799% due 05/25/2034	20	18
2.823% due 03/25/2035	5,480	4,874
2.831% due 02/25/2047	7,747	5,978
2.836% due 03/25/2035	5,836	5,349
2.845% due 01/25/2035	51	47
2.875% due 04/25/2034	44	42
2.878% due 05/25/2047 ^	47,474	38,203
2.887% due 04/25/2034	2,615	2,553
2.895% due 08/25/2035	21,055	18,639
2.901% due 01/25/2034	45	43
2.907% due 05/25/2034	18	18
2.913% due 08/25/2035 ^	7,706	6,343
2.917% due 07/25/2034	458	440
2.918% due 05/25/2034	98	92
2.959% due 02/25/2033	112	100
2.976% due 01/25/2035	1,504	1,424
2.982% due 02/25/2034	2,473	2,423
3.071% due 01/25/2034	4,261	4,251
3.082% due 01/25/2034	2,725	2,691
3.095% due 09/25/2034	3,368	3,106
3.148% due 01/25/2035	302	298
3.335% due 12/25/2035	4,873	4,848
3.458% due 11/25/2034	3,724	3,771
4.650% due 07/25/2034	1,367	1,375
5.145% due 08/25/2035	41,902	42,700
5.374% due 02/25/2036	3,365	3,155
Bear Stearns Alt-A Trust
0.353% due 02/25/2034	4,853	4,746
0.353% due 01/25/2047	8,032	4,152
0.363% due 08/25/2036	7,250	3,967
0.393% due 02/25/2034	67	43
0.633% due 04/25/2035	2,550	2,259
0.673% due 02/25/2036	3,530	2,471
0.693% due 03/25/2035	757	734
0.873% due 09/25/2034	1,413	1,373
0.893% due 09/25/2034	3,507	3,335
2.432% due 10/25/2033	131	120
2.491% due 01/25/2036 ^	20,837	14,155
2.499% due 12/25/2033	2,365	2,355
2.529% due 04/25/2035	22	20
2.556% due 02/25/2034	171	168
2.576% due 03/25/2036	29,914	20,537
2.594% due 08/25/2036 ^	6,994	2,797
2.628% due 02/25/2036 ^	1,974	1,187
2.709% due 05/25/2035	134,271	123,566
2.778% due 03/25/2036 ^	15,384	10,132
2.845% due 11/25/2036	2,222	1,515
2.849% due 02/25/2034	5,297	5,263
2.864% due 09/25/2035	54,587	44,959

2.911% due 11/25/2036	89	59
2.943% due 05/25/2036	15,499	8,622
2.944% due 03/25/2036	9,587	5,964
2.972% due 09/25/2034	1,572	1,354
3.009% due 01/25/2035	4,271	3,412
3.645% due 08/25/2036 ^	114	77
4.689% due 11/25/2036 ^	557	446
5.153% due 11/25/2035 ^	11,251	8,461
5.468% due 12/25/2046 ^	1,460	1,078
Bear Stearns Commercial Mortgage Securities Trust
4.715% due 02/11/2041	4,096	4,142
4.825% due 11/11/2041	10,000	10,437
4.830% due 08/15/2038	1	1
4.868% due 09/11/2042	17,825	17,984
4.871% due 09/11/2042	100	107
4.980% due 02/11/2041	147	149
5.116% due 02/11/2041	900	951
5.186% due 05/11/2039	8,877	8,897
5.331% due 02/11/2044	51,225	56,277
5.382% due 12/11/2040	10,824	11,040
5.405% due 12/11/2040	565	606
5.468% due 06/11/2041	82	85
5.611% due 03/11/2039	13,950	15,240
5.694% due 06/11/2050	5,255	5,975
5.703% due 06/11/2050	1,104	1,146
5.853% due 06/11/2040	3,247	3,291
5.877% due 09/11/2038	265	265
5.902% due 09/11/2038	300	332
5.905% due 06/11/2040	13,121	14,855
7.000% due 05/20/2030	7,275	8,197
Bear Stearns Mortgage Securities, Inc.
2.482% due 06/25/2030	30	30
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036	5,476	4,155
2.653% due 12/26/2046	4,592	3,222
Bella Vista Mortgage Trust
0.442% due 05/20/2045	48	37
Chase Mortgage Finance Trust
2.676% due 03/25/2037	14,712	12,939
2.744% due 02/25/2037	97	96
2.758% due 02/25/2037	1,336	1,304
2.852% due 02/25/2037	2,895	2,706
2.884% due 12/25/2035	42,755	38,348
2.888% due 02/25/2037	1,022	997
2.903% due 02/25/2037	10,099	9,789
2.914% due 02/25/2037	154	153
2.916% due 12/25/2035	7,254	6,487
3.037% due 09/25/2036	1,478	1,248
4.626% due 09/25/2036	191	163
4.755% due 03/25/2037	12,310	10,008
5.106% due 12/25/2035	5,090	4,878
5.116% due 01/25/2036 ^	26,350	24,537
5.384% due 03/25/2037	494	447
5.500% due 12/25/2022	13,148	13,472
6.000% due 11/25/2036 ^	3,555	3,048
6.000% due 02/25/2037 ^	2,199	1,961
6.000% due 03/25/2037 ^	16,806	14,665
Chaseflex Trust
0.343% due 06/25/2036	6,022	5,542
0.533% due 08/25/2037	17,340	11,384
0.693% due 06/25/2035	4,537	2,778
6.000% due 02/25/2037 ^	3,468	2,952
Chevy Chase Funding LLC
0.373% due 05/25/2036	2,752	2,230
0.423% due 05/25/2036	10,686	8,729
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	1,830	1,831
5.500% due 08/25/2022	499	507
5.500% due 12/25/2022	363	367
5.500% due 02/25/2026	636	652
5.500% due 04/25/2037	2,244	2,251
5.750% due 09/25/2037	3,466	3,467
6.000% due 06/25/2036	7,565	7,665
6.000% due 08/25/2036	2,534	2,555
6.000% due 04/25/2037	50,379	49,375
6.000% due 05/25/2037	5,369	5,340
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	389
5.885% due 12/10/2049	500	518
5.939% due 03/15/2049	425	466
Citigroup Mortgage Loan Trust, Inc.
0.263% due 01/25/2037	1,010	535
0.993% due 08/25/2035	4,567	3,276
1.940% due 09/25/2035	6,268	6,196
2.270% due 09/25/2035	16,541	16,266
2.290% due 09/25/2035	52,250	51,013

2.540% due 05/25/2035	315	306
2.550% due 10/25/2035	35,265	32,773
2.570% due 10/25/2035	43,067	41,532
2.641% due 05/25/2035	3,920	3,845
2.703% due 08/25/2035	54,454	54,230
2.726% due 09/25/2034	1,209	1,190
2.730% due 12/25/2035 ^	3,443	2,254
2.806% due 02/25/2034	4,532	4,407
2.833% due 07/25/2046 ^	8,338	6,432
3.027% due 09/25/2037 ^	54,091	43,170
5.111% due 09/25/2035	68,628	65,491
5.292% due 08/25/2035	11,676	11,471
5.466% due 04/25/2037	5,580	4,835
5.500% due 11/25/2035 ^	4,109	3,707
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	10,122	10,200
5.322% due 12/11/2049	34,250	37,843
5.392% due 07/15/2044	900	968
5.484% due 01/15/2046	300	325
5.617% due 10/15/2048	3,720	4,118
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	2,982	3,068
6.000% due 06/25/2037	2,299	1,927
6.000% due 06/25/2037 ^	14,159	11,872
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	179	199
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	5	5
Commercial Mortgage Loan Trust
6.208% due 12/10/2049	43,265	49,167
Commercial Mortgage Pass-Through Certificates
0.373% due 06/15/2022	13,898	13,788
0.661% due 12/10/2046 (a)	67,774	167
5.116% due 06/10/2044	250	268
5.543% due 12/11/2049	19,400	21,324
Community Program Loan Trust
4.500% due 04/01/2029	19,882	20,146
Countrywide Alternative Loan Trust
0.333% due 04/25/2047	17,438	14,387
0.353% due 12/25/2046 ^	7,052	6,003
0.363% due 11/25/2036	9,283	7,409
0.363% due 01/25/2037 ^	2,265	1,697
0.363% due 06/25/2046	3,441	2,621
0.363% due 05/25/2047	66,591	54,200
0.372% due 02/20/2047	1,296	863
0.373% due 05/25/2047	8,227	6,265
0.382% due 09/20/2046	41,102	26,719
0.382% due 03/20/2047	64,317	45,449
0.383% due 08/25/2046	105,074	69,478
0.383% due 09/25/2046	28,811	20,142
0.383% due 10/25/2046	28,108	26,115
0.387% due 12/20/2046	92,021	61,255
0.393% due 05/25/2036	2,450	1,767
0.393% due 06/25/2037	16	12
0.393% due 04/25/2047	13,551	9,740
0.402% due 03/20/2046	2,727	1,937
0.402% due 05/20/2046	1,593	1,058
0.402% due 07/20/2046 ^	32,083	18,011
0.403% due 05/25/2035	274	219
0.403% due 07/25/2046	5,889	4,824
0.443% due 09/25/2046	983	226
0.443% due 10/25/2046 ^	357	99
0.453% due 07/25/2035	5,449	4,536
0.453% due 12/25/2035	1,773	1,532
0.453% due 07/25/2036	31,122	15,565
0.453% due 07/25/2046 ^	672	159
0.463% due 05/25/2036 ^	228	39
0.473% due 02/25/2037	4,531	3,133
0.473% due 10/25/2046	11,000	6,824
0.483% due 11/25/2035	1,754	1,161
0.523% due 09/25/2035	2,539	1,775
0.527% due 11/20/2035	38,257	27,936
0.543% due 09/25/2035	3,065	2,564
0.543% due 05/25/2037 ^	411	232
0.573% due 08/25/2036	5,578	5,493
0.643% due 08/25/2033	60	59
0.643% due 09/25/2034	175	174
0.743% due 08/25/2034	79	70
0.743% due 10/25/2036 ^	7,188	4,371
0.773% due 06/25/2034	4,960	4,777
0.893% due 10/25/2035	3,460	2,731
0.984% due 08/25/2046	22,334	15,717
0.993% due 12/25/2035	5,319	4,110
1.168% due 02/25/2036	949	768
1.173% due 12/25/2035	1,096	784
1.268% due 08/25/2035	383	247

1.293% due 02/25/2036 ^	10,785	7,761
1.493% due 10/25/2035	44,743	36,490
1.568% due 08/25/2035	2,896	2,403
1.673% due 11/25/2035	2,075	1,527
2.213% due 11/25/2035	900	681
2.905% due 02/25/2037 ^	43,913	36,750
4.594% due 08/25/2036	225	225
4.791% due 10/25/2035 ^	2,252	1,835
5.000% due 08/25/2019	111	112
5.000% due 01/25/2035	29	29
5.250% due 10/25/2033	11,109	11,427
5.250% due 06/25/2035	1,447	1,294
5.347% due 11/25/2035 ^	2,166	1,601
5.500% due 06/25/2035	17,000	15,329
5.500% due 11/25/2035 ^	1,217	1,023
5.500% due 11/25/2035	12,806	11,176
5.500% due 12/25/2035	4,583	3,956
5.750% due 03/25/2037 ^	2,252	1,751
6.000% due 10/25/2032	547	535
6.000% due 10/25/2033	672	701
6.000% due 12/25/2033	13	13
6.000% due 02/25/2034	13	13
6.000% due 03/25/2035	505	430
6.000% due 03/25/2036	15,389	12,154
6.000% due 04/25/2036 ^	2,848	2,372
6.000% due 05/25/2036	3,224	2,475
6.000% due 05/25/2036 ^	2,867	2,246
6.000% due 06/25/2036	582	527
6.000% due 08/25/2036 ^	6,915	5,913
6.000% due 01/25/2037 ^	11,192	8,870
6.000% due 01/25/2037	10,628	8,424
6.000% due 02/25/2037	897	732
6.000% due 02/25/2037 ^	9,201	6,889
6.000% due 03/25/2037 ^	4,496	3,575
6.000% due 04/25/2037	3,774	2,834
6.000% due 08/25/2037 ^	11,460	9,900
6.000% due 08/25/2037	1,549	1,321
6.250% due 12/25/2033	216	229
6.250% due 11/25/2036 ^	1,422	1,200
6.250% due 11/25/2036	5,040	4,237
6.250% due 08/25/2037 ^	5,521	4,396
6.500% due 05/25/2036 ^	5,543	4,433
6.500% due 09/25/2036	2,423	1,952
20.926% due 02/25/2036	4,719	6,227
Countrywide Home Loan Mortgage Pass-Through Trust
0.393% due 04/25/2046	11,902	8,872
0.423% due 05/25/2035	13,171	10,877
0.483% due 04/25/2035	18,372	15,567
0.493% due 05/25/2035	3,400	2,882
0.513% due 03/25/2035	466	357
0.523% due 02/25/2035	1,908	1,692
0.533% due 02/25/2035	397	381
0.533% due 06/25/2035	5,864	5,299
0.533% due 03/25/2036	609	273
0.543% due 02/25/2036 ^	233	63
0.593% due 08/25/2018	560	541
0.693% due 10/25/2033	5,386	5,413
0.733% due 02/25/2035	606	559
0.733% due 03/25/2035	1,351	1,241
0.953% due 09/25/2034	29	27
1.133% due 04/25/2046 ^	10,658	5,583
1.952% due 06/19/2031	131	130
2.242% due 07/25/2034	3,502	3,412
2.250% due 07/19/2031	27	27
2.459% due 02/20/2036	41	31
2.589% due 06/20/2034	1,241	1,143
2.679% due 05/20/2036	24,648	15,887
2.699% due 07/20/2034	1,025	994
2.710% due 05/20/2036	3,315	2,571
2.716% due 03/25/2037 ^	1,521	1,031
2.740% due 02/20/2035	19,286	18,117
2.783% due 02/20/2036	28,165	24,257
2.805% due 04/20/2036 ^	4,622	3,548
2.814% due 08/25/2034	6,905	6,330
2.855% due 11/20/2034	7,686	7,527
2.862% due 02/25/2047 ^	1,844	1,422
2.868% due 10/19/2032	52	36
2.873% due 04/20/2035	13	13
2.890% due 11/20/2034	493	451
2.915% due 11/25/2034	10,641	9,842
2.963% due 08/25/2034	323	288
3.080% due 09/25/2047 ^	5,211	4,222
4.180% due 11/19/2033	582	572
4.500% due 09/25/2035	6,140	5,806
4.570% due 12/19/2033	129	127
4.922% due 10/25/2035 ^	8,949	7,507

4.936% due 04/25/2035 ^		9,279	8,044
5.029% due 10/20/2035		2,460	2,006
5.052% due 01/20/2035		2,869	2,812
5.155% due 02/20/2036 ^		583	498
5.250% due 04/25/2035		2,475	2,461
5.500% due 12/25/2034		19,039	19,564
5.500% due 01/25/2035		1,035	1,077
5.500% due 03/25/2035		7,411	7,494
5.500% due 04/25/2035		2,071	2,061
5.500% due 05/25/2035		23,519	23,280
5.500% due 09/25/2035		17,374	16,973
5.500% due 10/25/2035		12,019	11,434
5.500% due 10/25/2035 ^		2,307	2,241
5.500% due 11/25/2035		17,955	16,403
5.500% due 11/25/2035 ^		1,938	1,743
5.500% due 04/25/2038		9,126	8,971
5.750% due 12/25/2035		313	287
5.750% due 02/25/2037 ^		4,607	4,043
5.750% due 07/25/2037		2,580	2,459
6.000% due 05/25/2036		5,830	5,298
6.000% due 12/25/2036		502	446
6.000% due 02/25/2037		32,905	27,444
6.000% due 03/25/2037 ^		1,887	1,711
6.000% due 07/25/2037		2,844	2,533
6.000% due 08/25/2037		18,144	16,417
6.000% due 09/25/2037		1,452	1,392
6.250% due 09/25/2036 ^		13,351	11,788
6.250% due 09/25/2036		3,271	2,888
6.500% due 01/25/2034		618	644
6.500% due 11/25/2034		2,303	2,409
7.500% due 11/25/2034		1,198	1,301
7.500% due 06/25/2035		3,110	3,242
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		706	650
0.933% due 06/25/2034		1,040	1,002
2.087% due 10/25/2033		103	102
2.278% due 06/25/2032		46	32
2.407% due 07/25/2033		5,898	5,842
2.500% due 08/25/2033		690	682
2.513% due 04/25/2034		17,729	17,724
2.694% due 05/25/2034		5,577	5,480
2.792% due 09/25/2034		4,982	4,996
4.832% due 04/15/2037		10,553	11,097
4.848% due 06/25/2032		22	22
5.100% due 08/15/2038		200	214
5.104% due 08/15/2038		247	263
5.500% due 09/25/2035		12,280	11,914
5.500% due 10/25/2035		3,447	3,370
6.000% due 11/25/2035 ^		51	42
6.500% due 04/25/2033		1,072	1,142
7.500% due 05/25/2032		124	129
7.500% due 12/25/2032		3	3
Credit Suisse Mortgage Capital Certificates
0.363% due 10/15/2021		4,928	4,849
0.423% due 10/15/2021		9,939	9,913
5.153% due 11/26/2035		5,111	5,106
5.467% due 09/18/2039		24,595	27,156
5.467% due 12/18/2043		44,840	49,509
5.509% due 04/15/2047		40,150	43,423
5.695% due 09/15/2040		21,500	24,228
5.857% due 06/10/2049		34,815	38,964
5.921% due 12/18/2049		118,445	133,707
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		4,300	4,639
5.448% due 01/15/2049		944	944
5.467% due 09/15/2039		28,482	31,470
5.569% due 02/15/2039		825	830
5.871% due 06/15/2039		3,360	3,747
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,724	1,933
5.720% due 09/25/2036		2,824	2,301
6.172% due 06/25/2036		4,249	2,874
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037		1,700	1,038
5.863% due 02/25/2037 ^		4,427	2,982
6.000% due 04/25/2037		3,472	3,134
7.000% due 08/25/2037		14,004	9,142
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047		4,100	4,574
DBUBS Mortgage Trust
3.386% due 07/10/2044		49,500	52,203
DECO Series
0.476% due 01/27/2018	EUR	10,214	13,017
0.664% due 01/27/2020	GBP	11,219	16,145
Deutsche ALT-A Securities, Inc.
0.293% due 08/25/2037		$16,909	12,670

0.313% due 08/25/2036		9,834	6,402
0.333% due 08/25/2037		77,979	60,740
0.333% due 07/25/2047		30,065	24,841
0.343% due 02/25/2047		12,612	9,047
0.373% due 06/25/2037		43,191	32,695
0.393% due 02/25/2047		14,846	11,786
0.403% due 02/25/2036		1,218	1,206
0.523% due 02/25/2036		35,128	22,573
3.170% due 10/25/2035		4,787	4,696
4.937% due 10/25/2035		8,573	7,397
5.000% due 10/25/2018		179	184
5.500% due 12/25/2035 ^		3,240	2,750
Deutsche ALT-B Securities, Inc.
0.293% due 10/25/2036 ^		9	4
5.869% due 10/25/2036 ^		2,532	1,861
5.886% due 10/25/2036 ^		2,532	1,863
6.005% due 10/25/2036 ^		1,897	1,407
6.300% due 07/25/2036 ^		2,707	1,748
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035		25,000	25,571
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		124	100
Downey Savings & Loan Association Mortgage Loan Trust
0.372% due 04/19/2047 ^		2,554	610
1.012% due 09/19/2044		212	193
2.552% due 07/19/2044		58	57
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		6	6
EMF-NL
1.010% due 04/17/2041	EUR	9,845	11,199
1.210% due 10/17/2041		28,576	36,764
Eurosail PLC
1.710% due 10/17/2040		4,434	5,471
First Horizon Alternative Mortgage Securities
0.693% due 06/25/2035		$9,574	7,504
2.300% due 01/25/2037		16,203	11,867
2.308% due 08/25/2034		1,469	1,408
2.314% due 08/25/2035		5,210	4,532
2.319% due 06/25/2036		9,301	7,138
2.334% due 06/25/2034		10,300	10,166
2.334% due 04/25/2035		4,429	4,282
2.339% due 09/25/2035		8,336	6,957
2.385% due 03/25/2035		105	82
5.500% due 05/25/2035		6,658	5,999
5.500% due 06/25/2035		9,483	8,738
6.000% due 07/25/2036 ^		5,649	4,920
6.250% due 08/25/2037 ^		1,590	1,362
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		7,457	7,493
First Horizon Mortgage Pass-Through Trust
0.463% due 02/25/2035		56	53
2.444% due 11/25/2037		11,733	9,895
2.545% due 02/25/2035		4,987	4,973
2.558% due 02/25/2034		78	78
2.558% due 06/25/2035		5,752	5,521
2.568% due 01/25/2037 ^		156	132
2.569% due 08/25/2034		1,785	1,769
2.597% due 10/25/2035		13,188	11,169
2.602% due 10/25/2035		2,778	2,670
2.614% due 05/25/2035		1,386	1,184
2.615% due 08/25/2035		4,959	4,763
2.625% due 06/25/2035		3,584	3,464
2.634% due 04/25/2035		7,225	7,211
5.052% due 11/25/2035		5,153	4,623
5.104% due 06/25/2035		14,403	13,907
5.250% due 05/25/2021		785	712
5.329% due 10/25/2036		2,725	2,490
5.348% due 11/25/2034		8,155	8,156
5.354% due 09/25/2035		9,152	9,014
5.500% due 01/25/2035		1,600	1,578
5.750% due 02/25/2036		3,491	3,486
6.250% due 11/25/2036		13,725	14,007
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		326	338
First Republic Mortgage Loan Trust
0.493% due 08/15/2032		346	339
0.543% due 11/15/2031		302	296
0.593% due 11/15/2032		54	50
0.673% due 06/25/2030		1,183	1,163
0.693% due 11/15/2030		45	45
Fosse Master Issuer PLC
1.410% due 10/18/2054	EUR	5,600	7,361
1.510% due 10/18/2054		3,294	4,326
1.610% due 10/18/2054		11,728	15,312
FREMF Mortgage Trust
0.200% due 09/25/2043 (a)		$1,126,256	12,800
4.018% due 01/25/2047		100	92

Fund America Investors Corp.
2.246% due 06/25/2023		32	33
GE Capital Commercial Mortgage Corp.
5.471% due 11/10/2045		1,656	1,653
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,428
GMAC Mortgage Corp. Loan Trust
3.250% due 06/25/2034		42	41
3.425% due 06/19/2035		615	580
3.442% due 06/25/2034		3,857	3,606
3.517% due 04/19/2036		13,552	12,040
5.095% due 05/25/2035		5,737	5,612
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		83	81
8.950% due 08/20/2017		30	32
Granite Master Issuer PLC
0.302% due 12/20/2054	EUR	9,565	12,127
0.320% due 12/17/2054		1,492	1,892
0.322% due 12/20/2054		14,856	18,849
0.342% due 12/20/2054		13,946	17,706
0.373% due 12/17/2054		$3,997	3,878
0.392% due 12/20/2054		54,741	53,099
0.452% due 12/20/2054		3,418	3,315
0.603% due 12/17/2054	GBP	19,462	28,877
0.603% due 12/20/2054		1,492	2,209
0.683% due 12/20/2054		2,267	3,378
0.713% due 12/20/2054		48,328	71,753
0.733% due 12/20/2054		35,321	52,420
0.813% due 12/20/2054		16,967	25,138
Granite Mortgages PLC
0.789% due 06/20/2044		11,234	16,769
0.829% due 03/20/2044		434	648
0.869% due 09/20/2044		2,786	4,167
0.884% due 01/20/2044		4,480	6,690
Great Hall Mortgages PLC
0.339% due 03/18/2039	EUR	2,954	3,496
0.403% due 06/18/2039		$35,607	31,666
0.640% due 03/18/2039	GBP	86,062	119,011
0.649% due 06/18/2039		23,113	31,839
Greenpoint Mortgage Funding Trust
0.393% due 10/25/2046		$865	424
0.393% due 12/25/2046 ^		756	320
0.413% due 06/25/2045		1,098	975
0.463% due 04/25/2036 ^		234	25
0.463% due 11/25/2045		575	476
0.533% due 10/25/2046		780	271
Greenwich Capital Commercial Funding Corp.
0.334% due 11/05/2021		815	803
4.799% due 08/10/2042		2,700	2,819
5.224% due 04/10/2037		64,453	69,159
5.381% due 03/10/2039		9,309	9,593
5.444% due 03/10/2039		109,441	121,417
GS Mortgage Securities Trust
1.103% due 03/06/2020		1,391	1,395
1.260% due 03/06/2020		76,080	76,302
1.456% due 03/06/2020		46,490	46,635
2.716% due 02/10/2021		29,991	30,255
2.999% due 08/10/2044		30	31
4.761% due 07/10/2039		10,225	10,833
5.396% due 08/10/2038		50	51
5.479% due 11/10/2039		6	6
5.506% due 04/10/2038		35	36
5.553% due 04/10/2038		70	76
GSMPS Mortgage Loan Trust
0.543% due 03/25/2035		3,497	2,990
0.543% due 09/25/2035		9,819	8,178
7.500% due 06/25/2043		4,495	4,692
GSR Mortgage Loan Trust
0.493% due 07/25/2035		408	355
0.543% due 01/25/2034		158	152
1.940% due 03/25/2033		39	38
1.956% due 04/25/2032		152	144
2.457% due 06/25/2034		911	897
2.648% due 07/25/2035		9,800	8,585
2.654% due 11/25/2035		36,902	35,339
2.655% due 09/25/2035		12,900	11,927
2.664% due 09/25/2035		97,396	96,176
2.679% due 09/25/2035		40,594	40,420
2.794% due 12/25/2034		4,668	4,609
2.796% due 01/25/2036 ^		345	307
2.800% due 05/25/2034		2,808	2,760
2.806% due 04/25/2035		713	657
2.816% due 05/25/2035		29,797	26,768
2.828% due 04/25/2035		14,061	13,780
2.849% due 04/25/2035		5,891	5,839

2.881% due 04/25/2036		153	141
2.977% due 03/25/2037 ^		14,546	11,368
3.011% due 11/25/2035		6,568	5,581
3.024% due 01/25/2035		5,352	5,232
5.000% due 05/25/2036		2,472	2,338
5.083% due 11/25/2035		87,233	85,159
5.250% due 07/25/2035		3,612	3,557
5.381% due 05/25/2035		6,645	6,659
5.500% due 03/25/2035		150	149
5.500% due 07/25/2035		1,888	1,898
5.500% due 01/25/2037		13,287	13,058
5.750% due 02/25/2036		3,183	3,301
5.750% due 02/25/2037		6,788	6,495
6.000% due 08/25/2021		424	421
6.000% due 03/25/2032		18	19
6.000% due 11/25/2035 ^		12,640	11,763
6.000% due 01/25/2037		13,965	12,813
6.000% due 03/25/2037		18,624	17,005
6.000% due 05/25/2037		9,479	8,882
6.250% due 09/25/2036		2,340	2,101
6.500% due 09/25/2036		6,674	5,820
Harborview Mortgage Loan Trust
0.322% due 04/19/2038		20,437	16,533
0.342% due 01/25/2047		5,235	3,998
0.372% due 07/19/2046		38,340	26,125
0.382% due 07/21/2036		4,704	3,596
0.382% due 09/19/2037		26,175	19,670
0.382% due 01/19/2038		9,142	7,397
0.392% due 09/19/2046		7,347	5,593
0.412% due 05/19/2035		2,571	2,112
0.432% due 06/19/2035		2,477	2,043
0.432% due 03/19/2036		13,452	9,138
0.472% due 02/19/2036		12,348	8,849
0.492% due 04/19/2034		1,640	1,563
0.502% due 11/19/2035		22,087	17,769
0.512% due 01/19/2035		2,523	2,140
0.532% due 06/20/2035		6,037	5,559
0.542% due 01/19/2035		5,714	4,063
0.592% due 11/19/2034		237	173
0.752% due 06/19/2034		1,615	1,549
0.912% due 01/19/2035		805	733
0.932% due 02/19/2034		5	5
1.193% due 11/25/2047		3,183	2,776
2.396% due 06/19/2034		5,822	5,733
2.599% due 05/19/2033		82	81
2.644% due 06/19/2036		10,474	7,089
2.765% due 07/19/2035		868	742
2.801% due 06/19/2036 ^		6,494	4,233
2.817% due 06/19/2045		20,090	12,748
2.853% due 07/19/2035		134	125
5.162% due 08/19/2036 ^		3,841	3,137
Hercules Eclipse PLC
0.744% due 10/25/2018	GBP	24,615	34,476
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	154,279	202,234
1.611% due 10/15/2054		123	161
HomeBanc Mortgage Trust
0.373% due 12/25/2036		$6,587	5,429
0.453% due 01/25/2036		5,142	4,227
0.463% due 10/25/2035		58,329	48,880
0.933% due 12/25/2034		7,495	6,833
1.053% due 08/25/2029		3,628	3,305
2.508% due 04/25/2037 ^		4,050	2,075
5.464% due 04/25/2037 ^		7,365	5,760
Homestar Mortgage Acceptance Corp.
0.643% due 07/25/2034		4,330	4,279
HSI Asset Securitization Corp. Trust
0.413% due 11/25/2035		23,422	14,068
Impac CMB Trust
0.833% due 10/25/2033		266	257
0.933% due 11/25/2034		2,905	2,777
0.953% due 10/25/2033		48	47
0.973% due 10/25/2034		1,388	1,329
1.193% due 07/25/2033		1,062	954
4.757% due 09/25/2034		408	412
Impac Secured Assets Trust
0.363% due 01/25/2037		8,134	5,885
0.993% due 11/25/2034		876	803
3.030% due 07/25/2035		1,998	1,582
IndyMac Adjustable Rate Mortgage Trust
1.786% due 01/25/2032		80	75
1.820% due 01/25/2032		505	472
2.197% due 08/25/2031		425	428
IndyMac Mortgage Loan Trust
0.333% due 04/25/2037		11,708	10,833
0.353% due 04/25/2037		3,530	2,986

0.373% due 02/25/2037		29,530	20,149
0.373% due 07/25/2047		13,594	8,966
0.383% due 04/25/2037		1,574	1,058
0.383% due 09/25/2046		22,658	18,085
0.393% due 11/25/2046		875	445
0.393% due 06/25/2047		11,889	8,950
0.403% due 04/25/2046		7,729	5,984
0.403% due 05/25/2046		197	165
0.433% due 04/25/2035		1,966	1,720
0.433% due 07/25/2035		3,914	3,425
0.433% due 06/25/2037		13,630	11,472
0.493% due 07/25/2035		21,707	18,300
0.493% due 11/25/2035 ^		1,010	574
0.493% due 06/25/2037 ^		1,593	753
0.973% due 05/25/2034		18	15
0.993% due 11/25/2034		80	69
2.434% due 01/25/2036		10,122	7,982
2.452% due 01/25/2035		224	195
2.458% due 08/25/2035		115	98
2.466% due 01/25/2036		17,418	15,701
2.501% due 06/25/2037		11,707	5,970
2.506% due 07/25/2037		2,257	1,365
2.566% due 12/25/2034		2,282	2,180
2.581% due 02/25/2035		762	636
2.592% due 10/25/2034		5,954	5,732
2.660% due 03/25/2036		5,464	3,760
2.703% due 01/25/2036		1,352	1,124
2.703% due 04/25/2037		11,977	8,565
2.780% due 06/25/2035 ^		1,977	1,674
2.980% due 05/25/2036		5,323	3,740
4.700% due 09/25/2035		2,447	2,125
4.700% due 09/25/2035 ^		791	60
4.730% due 06/25/2036		1,973	1,893
4.784% due 08/25/2035		19,881	16,074
4.784% due 08/25/2035 ^		1,112	898
4.917% due 10/25/2035		1,156	972
5.012% due 04/25/2037 ^		26,717	19,167
5.332% due 08/25/2036		3,363	3,253
5.575% due 08/25/2037		20,498	18,378
Isobel Finance PLC
3.057% due 10/17/2038	GBP	15,421	23,606
Jamaica Housing Development AID Bond
0.708% due 10/01/2018		$3,549	3,401
JPMorgan Alternative Loan Trust
0.303% due 09/25/2036 ^		8,824	6,330
0.333% due 03/25/2037		3,008	1,760
0.363% due 08/25/2036		24,667	18,471
2.777% due 05/25/2037 ^		13,530	9,623
5.550% due 10/25/2036		8	8
5.600% due 12/25/2036		3,834	3,264
5.613% due 05/26/2037		59,591	48,503
5.750% due 12/25/2036		19,321	13,572
6.050% due 11/25/2036		2,975	2,306
JPMorgan Chase Commercial Mortgage Securities Corp.
4.678% due 07/15/2042		4,715	4,745
4.918% due 10/15/2042		200	214
4.936% due 08/15/2042		200	213
5.038% due 03/15/2046		485	509
5.247% due 01/12/2043		22	22
5.472% due 01/12/2043		24,984	27,041
JPMorgan Chase Commercial Mortgage Securities Trust
0.568% due 07/15/2019		2,417	2,354
2.749% due 11/15/2043		675	698
3.341% due 07/15/2046		8,100	8,528
3.673% due 02/15/2046		32,700	34,655
3.853% due 06/15/2043		26,013	27,205
4.070% due 11/15/2043		1,600	1,696
4.608% due 06/15/2043		2,000	2,194
4.657% due 01/15/2042		1,678	1,679
5.298% due 05/15/2047		5,841	5,914
5.336% due 05/15/2047		173,058	191,304
5.399% due 05/15/2045		2,235	2,463
5.420% due 01/15/2049		73,659	81,880
5.440% due 06/12/2047		27,530	30,617
5.882% due 02/15/2051		33,040	37,428
5.884% due 02/12/2049		3,147	3,400
5.901% due 02/12/2049		79,566	89,588
6.003% due 06/15/2049		3,500	3,932
6.056% due 04/15/2045		43,365	48,027
JPMorgan Mortgage Trust
2.115% due 11/25/2033		35	35
2.240% due 07/27/2037		24,777	21,308
2.551% due 08/25/2035		12,068	11,608
2.725% due 04/25/2036		10,061	9,366
2.731% due 06/25/2035		1,076	989
2.798% due 05/25/2036		9,326	8,243

2.819% due 10/25/2035		4,109	3,488
2.829% due 10/25/2035		1,662	1,313
2.843% due 02/25/2036		47,429	40,893
2.854% due 07/25/2035		5,418	5,312
2.858% due 07/25/2035		20,191	20,261
2.882% due 07/25/2035		2,210	2,183
2.905% due 07/25/2035		6,145	5,984
2.921% due 02/25/2036		257	242
2.968% due 10/25/2036		9,859	7,826
2.974% due 07/25/2035		8,402	8,309
3.005% due 07/25/2035		3,292	3,270
3.007% due 07/25/2035		3,043	2,999
3.010% due 08/25/2035 ^		6,767	6,250
3.013% due 10/25/2035		26,445	25,219
3.094% due 08/25/2035		4,169	4,083
3.159% due 10/25/2035		30,846	29,558
3.207% due 08/25/2036		8,728	7,262
4.108% due 10/25/2036		119	98
4.247% due 04/25/2035		623	618
4.479% due 02/25/2035		5,461	5,479
4.608% due 10/25/2036		64,983	53,291
4.742% due 02/25/2034		1,692	1,663
5.000% due 08/25/2020		7,235	7,465
5.109% due 06/25/2035		15,672	15,790
5.119% due 06/25/2035		20,011	20,224
5.169% due 11/25/2035		8,742	8,278
5.207% due 09/25/2035		1,620	1,581
5.212% due 04/25/2037		1,170	1,049
5.263% due 07/25/2035		1,693	1,743
5.263% due 04/25/2036		11,687	10,302
5.500% due 03/25/2022		2,332	2,318
5.500% due 07/25/2036		2,942	2,656
5.750% due 01/25/2036		7,181	6,547
6.000% due 01/25/2037 ^		35,719	29,854
6.500% due 07/25/2036		7,253	6,398
6.500% due 08/25/2036 ^		1,927	1,750
JPMorgan Resecuritization Trust
2.281% due 05/27/2037		12,244	10,266
2.793% due 05/27/2036		7,878	7,748
Lanark Master Issuer PLC
1.673% due 12/22/2054		4,100	4,193
LB Mortgage Trust
8.516% due 01/20/2017		3,018	3,077
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		336	342
4.739% due 07/15/2030		200	210
4.742% due 02/15/2030		45	47
5.084% due 02/15/2031		3	3
5.124% due 11/15/2032		179	180
5.303% due 02/15/2040		2,535	2,538
5.430% due 02/15/2040		38,983	42,907
5.858% due 07/15/2040		85	94
5.866% due 09/15/2045		47,629	53,289
Leek Finance Ltd.
0.492% due 12/21/2038		207	208
Lehman Mortgage Trust
0.513% due 08/25/2036 ^		20,441	14,324
5.000% due 12/25/2035 ^		1,395	1,311
5.500% due 01/25/2036		2,667	2,262
6.334% due 04/25/2036		2,408	2,295
Lehman XS Trust
0.313% due 07/25/2037		13,585	8,053
0.353% due 03/25/2047		14,960	9,846
1.093% due 08/25/2047		19,245	13,348
Luminent Mortgage Trust
0.353% due 11/25/2036		580	409
0.363% due 12/25/2036		17,573	13,041
0.373% due 12/25/2036		6,337	4,559
0.393% due 02/25/2046		132	93
0.393% due 10/25/2046		5,813	4,715
0.433% due 04/25/2036		23,815	14,576
Mall Funding PLC
1.184% due 04/22/2017	GBP	12,551	18,161
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046		$10,691	7,776
0.403% due 05/25/2047		3,380	2,606
0.433% due 05/25/2037		1,948	1,310
0.493% due 05/25/2047 ^		920	387
2.316% due 07/25/2035		3,341	2,799
2.500% due 10/25/2032		1,397	1,379
2.508% due 05/25/2034		302	295
2.625% due 11/21/2034		38,030	38,964
2.758% due 03/25/2035		1,035	833
2.864% due 12/25/2033		385	380
2.874% due 12/25/2034		12,088	11,795

MASTR Alternative Loan Trust
0.593% due 03/25/2036	9,617	2,048
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,504	1,588
5.750% due 05/25/2036	18,789	18,334
6.000% due 10/25/2036	462	460
MASTR Reperforming Loan Trust
0.553% due 07/25/2035	6,081	5,187
7.000% due 08/25/2034	3,888	4,052
7.000% due 05/25/2035	1,158	1,105
MASTR Seasoned Securitization Trust
6.205% due 09/25/2017	2,889	3,004
6.500% due 08/25/2032	12,122	13,218
Mellon Residential Funding Corp.
0.633% due 12/15/2030	1,774	1,713
0.673% due 06/15/2030	10,589	10,426
0.893% due 11/15/2031	6,671	6,530
0.933% due 09/15/2030	1,732	1,665
1.053% due 08/15/2032	253	244
1.073% due 11/15/2031	130	105
2.607% due 10/20/2029	4,446	4,412
Merrill Lynch Alternative Note Asset Trust
0.303% due 03/25/2037	1,498	610
0.363% due 02/25/2037	7,171	6,223
0.493% due 03/25/2037	3,964	1,657
2.854% due 06/25/2037 ^	2,576	1,653
Merrill Lynch Floating Trust
0.731% due 07/09/2021	106,471	105,927
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	10,999	9,553
0.443% due 11/25/2035	3,214	2,979
0.443% due 08/25/2036	968	882
0.463% due 04/25/2035	2,001	1,912
0.473% due 08/25/2035	4,197	4,073
0.523% due 11/25/2029	691	659
0.653% due 04/25/2029	347	339
0.693% due 05/25/2029	197	189
0.807% due 11/25/2029	913	878
0.813% due 10/25/2028	198	192
0.853% due 06/25/2028	2,413	2,393
0.933% due 03/25/2028	141	141
0.947% due 04/25/2029	1,823	1,781
0.973% due 03/25/2028	71	69
1.121% due 10/25/2028	113	107
1.193% due 10/25/2035	1,845	1,825
1.664% due 10/25/2035	63,213	61,346
1.925% due 12/25/2032	769	762
2.081% due 01/25/2029	624	627
2.250% due 04/25/2035	745	734
2.304% due 05/25/2033	6,877	6,442
2.333% due 02/25/2033	49	46
2.440% due 10/25/2035	16,645	16,639
2.473% due 05/25/2036	11,553	11,109
2.481% due 06/25/2035	25,954	25,205
2.515% due 08/25/2034	2,402	2,465
2.528% due 12/25/2035	3,305	2,815
2.540% due 02/25/2035	18,147	18,247
2.560% due 02/25/2034	22	21
2.590% due 02/25/2036	7,964	7,286
2.610% due 12/25/2035	3,164	2,865
2.672% due 07/25/2035	1,201	1,060
2.705% due 12/25/2034	157	157
2.713% due 09/25/2035	12,269	12,154
2.958% due 05/25/2033	7	7
2.958% due 06/25/2037	2,812	2,602
5.003% due 12/25/2035	10,388	9,627
5.141% due 09/25/2035	37,858	35,976
5.250% due 08/25/2036	18,925	18,925
6.720% due 11/15/2026	8	9
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038	6,296	6,515
5.204% due 09/12/2042	27,661	29,219
5.934% due 06/12/2050	827	841
6.038% due 06/12/2050	13,851	14,458
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^	10,627	8,588
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.811% due 12/12/2049 (a)	87,287	840
5.172% due 12/12/2049	7,165	7,853
5.414% due 07/12/2046	300	331
5.485% due 03/12/2051	33,890	37,645
5.700% due 09/12/2049	51,307	57,718
5.810% due 06/12/2050	29,150	32,704
6.093% due 08/12/2049	8,832	10,032
Morgan Stanley Capital Trust
3.884% due 09/15/2047	2,010	2,132

4.700% due 07/15/2056		100	105
5.168% due 01/14/2042		200	209
5.378% due 11/14/2042		300	323
5.439% due 02/12/2044		15,257	15,615
5.569% due 12/15/2044		26,700	29,018
5.597% due 03/12/2044		700	754
5.610% due 04/15/2049		15,309	15,582
5.649% due 12/15/2044		948	974
5.692% due 04/15/2049		58,600	65,513
5.763% due 04/12/2049		1,342	1,347
5.852% due 12/12/2049		103	104
Morgan Stanley Dean Witter Capital, Inc.
5.500% due 04/25/2017		14	15
Morgan Stanley Mortgage Loan Trust
0.453% due 03/25/2036		4,246	2,923
0.473% due 01/25/2036		25,935	17,884
0.483% due 12/25/2035		99	73
0.503% due 01/25/2035		22	21
0.513% due 01/25/2035		10,744	9,925
1.093% due 02/25/2036		229	181
2.311% due 06/25/2036		3,424	3,100
2.429% due 07/25/2035		4,053	3,725
2.524% due 07/25/2035		1,380	1,136
2.605% due 11/25/2037		22,894	17,396
2.973% due 09/25/2035		6,987	5,624
5.147% due 06/25/2036		21,818	15,362
5.701% due 02/25/2047		3,306	2,088
6.000% due 10/25/2037 ^		3,468	2,703
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		48,491	45,174
5.982% due 08/12/2045		138,737	155,941
5.982% due 08/15/2045		81,900	92,122
MortgageIT Trust
0.493% due 08/25/2035		8,490	7,788
0.583% due 02/25/2035		1,994	1,788
New York Mortgage Trust
2.862% due 05/25/2036		28,924	24,828
Newgate Funding PLC
0.810% due 12/15/2050	EUR	107,200	127,342
1.109% due 12/15/2050	GBP	21,407	32,538
Nomura Asset Acceptance Corp.
0.413% due 05/25/2035		$468	463
0.693% due 05/25/2035		4,000	2,513
2.623% due 10/25/2035		216	188
5.260% due 02/25/2036 ^		839	682
5.820% due 03/25/2047		2,159	2,170
6.138% due 03/25/2047		1,984	1,994
7.000% due 02/19/2030		1,646	1,646
7.500% due 03/25/2034		1,340	1,449
Nomura Resecuritization Trust
0.633% due 08/27/2047		101,082	94,580
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		2	0
Opera Finance PLC
0.401% due 01/15/2015	EUR	13,679	17,324
0.706% due 02/02/2017	GBP	25,264	37,780
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		$12	13
Paine Webber CMO Trust
8.625% due 09/01/2018		1	1
1,359.500% due 08/01/2019 (a)		0	1
Paragon Mortgages PLC
0.746% due 10/15/2041	GBP	2,393	3,219
0.866% due 05/15/2041		26,386	36,463
0.886% due 04/16/2035		5,892	8,116
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	29,400	38,470
1.911% due 07/15/2042		7,900	10,461
PHH Alternative Mortgage Trust
0.353% due 02/25/2037		$14,575	11,346
Prime Mortgage Trust
0.593% due 02/25/2019		139	136
0.593% due 02/25/2034		4,776	4,645
0.693% due 02/25/2035		17,461	15,867
5.000% due 02/25/2019		5	5
Provident Funding Mortgage Loan Trust
2.512% due 04/25/2034		6,422	6,350
2.587% due 04/25/2034		1,304	1,289
2.597% due 10/25/2035		4,400	4,471
RBSSP Resecuritization Trust
0.413% due 10/27/2036		5,400	4,109
0.433% due 08/27/2037		7,831	5,773
0.463% due 09/27/2037		9,301	4,691
0.523% due 02/27/2037		6,317	4,980
3.000% due 06/26/2037		4,688	4,710
5.500% due 02/26/2036		1,118	1,109

Real Estate Capital PLC
0.734% due 07/25/2016	GBP	28,145	42,764
Regal Trust
2.470% due 09/29/2031		$457	418
Resecuritization Mortgage Trust
0.445% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.293% due 05/25/2037		27,274	19,011
0.323% due 02/25/2037		25,655	20,515
0.333% due 01/25/2037		14,345	11,509
0.343% due 02/25/2037		6,226	4,676
0.343% due 02/25/2047		46,750	24,936
0.373% due 05/25/2036		31,230	24,027
0.373% due 09/25/2036		6,248	4,424
0.373% due 06/25/2046		109,209	49,158
0.378% due 12/25/2036		73	50
0.383% due 07/25/2036		7,891	5,540
0.383% due 08/25/2036		14,687	10,854
0.383% due 09/25/2036		129	92
0.383% due 12/25/2036		7,377	5,414
0.393% due 10/25/2046		22,171	12,210
0.403% due 04/25/2046		21,339	10,828
0.443% due 08/25/2037		9,024	6,395
0.463% due 02/25/2046		4,196	2,338
0.493% due 08/25/2035		968	758
0.498% due 09/25/2046		389	73
0.523% due 03/25/2037		2,259	816
0.593% due 01/25/2033		23	22
0.593% due 11/25/2036 ^		3,889	2,288
0.733% due 03/25/2034		1,867	1,822
0.843% due 07/25/2033		146	137
0.968% due 09/25/2046 ^		7,355	4,177
1.528% due 09/25/2045		428	358
3.080% due 04/25/2035		10,784	10,365
3.348% due 08/25/2035 ^		1,658	954
3.723% due 12/25/2035		25,370	19,570
3.726% due 02/25/2036 ^		1,810	1,206
3.777% due 09/25/2035		1,876	1,399
3.810% due 01/25/2036 ^		18,659	14,104
5.250% due 09/25/2020		20,248	20,532
5.500% due 06/25/2034		5,735	5,699
6.000% due 06/25/2036		119	92
6.000% due 08/25/2036		5,442	4,276
6.000% due 11/25/2036 ^		5,181	4,049
6.250% due 03/25/2037 ^		4,276	2,959
6.500% due 09/25/2037 ^		4,682	3,688
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		439	479
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^		21,153	9,632
0.643% due 12/25/2036 ^		739	268
0.693% due 03/25/2035		16,818	12,962
5.000% due 08/25/2019		3,494	3,597
5.500% due 06/25/2035		1,100	1,012
5.750% due 02/25/2036 ^		1,607	1,303
6.000% due 04/25/2037		666	589
6.250% due 10/25/2036 ^		794	584
6.500% due 08/25/2036		2,064	1,491
6.500% due 09/25/2036		2,172	1,565
Residential Funding Mortgage Securities, Inc. Trust
0.593% due 07/25/2018		84	81
3.270% due 09/25/2035 ^		230	184
3.295% due 11/25/2035		2,096	1,784
3.370% due 02/25/2036 ^		6,617	5,671
3.953% due 07/27/2037		22,517	18,225
5.250% due 07/25/2035		5,650	5,708
5.349% due 06/25/2035		3,123	3,076
5.500% due 12/25/2034		1,600	1,648
6.000% due 06/25/2036 ^		4,246	3,972
6.000% due 07/25/2036 ^		5,168	4,729
6.000% due 10/25/2036		22,782	20,761
6.000% due 06/25/2037		2,271	2,018
6.500% due 03/25/2032		322	339
ResLoc U.K. PLC
0.730% due 12/15/2043	GBP	4,696	5,677
RMAC Securities PLC
0.354% due 06/12/2044	EUR	3,473	4,106
0.656% due 06/12/2044	GBP	53,015	73,600
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$48,438	53,141
5.305% due 01/16/2049		962	962
5.331% due 02/16/2044		21,173	23,325
5.336% due 05/16/2047		29,124	31,751
5.420% due 01/16/2049		28,804	32,257
5.467% due 09/16/2039		8,419	9,215
5.692% due 04/16/2049		26,300	29,539

5.695% due 09/16/2040		7,500	8,451
6.068% due 09/17/2039		2,600	2,843
6.122% due 02/16/2051		42,211	47,237
6.208% due 12/16/2049		37,000	41,112
Salomon Brothers Mortgage Securities, Inc.
0.693% due 05/25/2032		78	70
7.000% due 12/25/2018		68	73
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		71	76
Sears Mortgage Securities
12.000% due 02/25/2014		2	2
Securitized Asset Sales, Inc.
0.637% due 11/26/2023		106	88
Sequoia Mortgage Trust
0.392% due 07/20/2036		6,262	5,560
0.402% due 06/20/2036		4,006	3,340
0.542% due 07/20/2033		422	413
0.739% due 09/20/2033		1,691	1,656
0.852% due 06/20/2033		42	42
0.892% due 10/19/2026		259	257
0.945% due 05/20/2034		5,472	4,790
0.952% due 10/20/2027		239	233
0.953% due 05/20/2034		1,144	1,093
0.992% due 10/20/2027		2,401	2,339
1.087% due 02/20/2034		3,832	3,691
2.549% due 01/20/2047		5,152	4,224
2.652% due 04/20/2035		20,780	20,516
3.898% due 09/20/2046		11,137	9,227
5.333% due 01/20/2047		7,150	6,083
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	19,776	24,498
Storm BV
0.950% due 08/22/2054		3,322	4,349
1.258% due 04/22/2054		1,156	1,519
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 05/25/2037		$271	192
0.413% due 06/25/2037		23,212	18,865
0.493% due 09/25/2034		3,642	3,092
0.493% due 10/25/2035		3,002	2,721
0.493% due 08/25/2036		14,567	10,582
0.513% due 10/25/2035		19,223	16,317
0.673% due 06/25/2035		568	555
1.563% due 01/25/2035		396	302
1.914% due 10/25/2037 ^		1,475	851
2.460% due 06/25/2035		4,283	4,118
2.467% due 12/25/2035		5,685	3,644
2.495% due 04/25/2036		7,714	6,596
2.499% due 03/25/2034		4,302	4,248
2.512% due 12/25/2034		206	197
2.537% due 04/25/2035		7,673	7,090
2.550% due 05/25/2034		327	321
2.550% due 09/25/2034		60	60
2.561% due 07/25/2034		2,618	2,582
2.578% due 02/25/2034		4,442	4,416
2.593% due 04/25/2034		6,366	6,317
2.607% due 08/25/2034		2,027	1,990
2.608% due 01/25/2035		2,112	1,945
2.609% due 11/25/2034		1,565	1,471
2.609% due 08/25/2035		103	95
2.610% due 01/25/2036 ^		3,343	3,120
2.618% due 05/25/2036		12,183	9,522
2.633% due 03/25/2034		111	109
2.648% due 09/25/2035		4,699	4,431
2.764% due 09/25/2034		2,244	2,241
2.918% due 02/25/2036 ^		25,360	20,327
2.957% due 11/25/2035 ^		1,232	908
4.416% due 09/25/2036 ^		33,844	20,117
4.871% due 11/25/2036 ^		6,603	6,315
5.057% due 04/25/2036 ^		11,528	9,166
5.081% due 05/25/2036		6,409	5,983
5.141% due 01/25/2036 ^		29,644	23,072
5.189% due 03/25/2036 ^		1,662	1,378
5.271% due 07/25/2035 ^		11,602	10,087
5.502% due 02/25/2036 ^		2,158	1,797
5.577% due 09/25/2036 ^		6,704	6,548
Structured Asset Mortgage Investments Trust
0.313% due 08/25/2036		27,766	20,151
0.323% due 03/25/2037		4,692	3,466
0.363% due 03/25/2037 ^		775	101
0.383% due 06/25/2036		1,242	976
0.383% due 07/25/2046		43,713	33,001
0.403% due 04/25/2036		1,321	948
0.403% due 08/25/2036		9,115	6,703
0.403% due 05/25/2046		165	103
0.413% due 05/25/2036		49	33
0.413% due 05/25/2046		15,054	8,040

0.413% due 09/25/2047		300	196
0.423% due 05/25/2045		1,299	1,062
0.442% due 07/19/2035		11,920	11,062
0.453% due 05/25/2046 ^		324	45
0.493% due 08/25/2036		1,100	316
0.503% due 12/25/2035		6,025	4,607
0.772% due 07/19/2034		29	29
0.852% due 09/19/2032		6,546	6,291
0.852% due 10/19/2034		916	905
0.892% due 03/19/2034		11	11
1.032% due 10/19/2033		1,117	966
3.176% due 05/25/2022		625	635
9.165% due 06/25/2029		51	54
Structured Asset Securities Corp.
1.952% due 05/25/2032		198	189
2.243% due 07/25/2032		648	635
2.352% due 01/25/2032		1,397	1,220
2.497% due 03/25/2033		2,053	2,013
2.516% due 01/25/2034		6,669	6,383
2.584% due 02/25/2032		1,067	1,075
2.615% due 06/25/2033		4,107	4,068
2.718% due 10/28/2035		447	421
2.721% due 11/25/2033		384	381
5.000% due 05/25/2035		15,754	16,170
5.500% due 06/25/2035		4,635	4,581
5.750% due 02/25/2035		28,549	28,621
7.440% due 04/15/2027		35	36
7.500% due 10/25/2036 ^		4,883	4,622
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		31	31
Suntrust Adjustable Rate Mortgage Loan Trust
2.955% due 01/25/2037 ^		13,453	12,344
Suntrust Alternative Loan Trust
0.843% due 12/25/2035 ^		14,325	9,348
5.750% due 12/25/2035 ^		9,417	7,869
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		1,149	775
5.970% due 09/25/2036		5,583	1,482
6.015% due 07/25/2037		2,219	1,883
6.500% due 07/25/2036		8,243	4,322
Thornburg Mortgage Securities Trust
0.893% due 12/25/2033		2,694	2,655
1.443% due 06/25/2047		51,320	45,801
2.496% due 10/25/2043		819	802
2.742% due 09/25/2047 ^		116,590	99,118
5.750% due 06/25/2047		71,581	67,124
5.800% due 03/25/2037		36,626	33,520
6.006% due 10/25/2046		349,969	340,898
6.060% due 07/25/2036		234,608	228,490
6.128% due 09/25/2037		12,228	12,019
Titan Europe PLC
0.784% due 10/23/2016	GBP	3,958	5,726
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		$6,151	6,102
0.368% due 06/15/2049		184,222	172,433
5.088% due 08/15/2041		10	10
5.090% due 07/15/2042		661	665
5.118% due 07/15/2042		100	107
5.215% due 01/15/2041		433	445
5.342% due 12/15/2043		174,950	194,997
5.416% due 01/15/2045		16,615	18,251
5.500% due 10/15/2048		15,684	15,799
5.509% due 04/15/2047		62,108	68,520
5.932% due 06/15/2049		1,183	1,177
5.937% due 06/15/2049		49,279	55,320
6.122% due 02/15/2051		20,000	22,321
Wachovia Mortgage Loan Trust LLC
2.637% due 08/20/2035		13,965	12,871
2.952% due 08/20/2035		18,968	18,058
3.070% due 10/20/2035		156	151
4.674% due 03/20/2037 ^		6,154	5,525
5.381% due 10/20/2035		2,674	2,622
WaMu Mortgage Pass-Through Certificates
0.413% due 07/25/2046 ^		101	7
0.423% due 04/25/2045		13,242	11,992
0.453% due 11/25/2045		30,833	27,605
0.463% due 12/25/2045		1,443	1,346
0.473% due 11/25/2045		31,394	27,045
0.483% due 07/25/2045		634	589
0.483% due 10/25/2045		62,599	56,935
0.483% due 12/25/2045		27,739	25,103
0.503% due 01/25/2045		1,996	1,826
0.513% due 01/25/2045		5,286	4,729
0.513% due 07/25/2045		336	311
0.523% due 01/25/2045		7,331	6,651
0.548% due 11/25/2034		5,956	5,603

0.558% due 11/25/2034	2,034	1,893
0.603% due 11/25/2045	649	522
0.603% due 12/25/2045	585	494
0.608% due 06/25/2044	3,241	2,731
0.678% due 11/25/2034	988	889
0.869% due 02/25/2047	13,723	10,278
0.869% due 03/25/2047	36,002	27,253
0.909% due 01/25/2047	17,467	13,669
0.919% due 06/25/2047	10,947	9,109
0.929% due 04/25/2047	24,358	21,145
0.939% due 05/25/2047	27,334	23,169
0.979% due 12/25/2046	31,225	27,572
0.979% due 07/25/2047	967	777
0.989% due 12/25/2046	16,727	12,831
1.108% due 05/25/2046	20,919	19,106
1.148% due 06/25/2046	36,985	33,953
1.169% due 08/25/2046	315	258
1.174% due 02/25/2046	3,876	3,500
1.368% due 11/25/2042	732	674
1.370% due 05/25/2041	91	87
1.568% due 06/25/2042	1,444	1,323
1.568% due 08/25/2042	689	636
2.088% due 01/25/2037 ^	9,484	7,478
2.144% due 04/25/2037	6,565	5,122
2.211% due 03/25/2033	40	40
2.220% due 02/27/2034	8,046	8,179
2.220% due 07/25/2047	8,224	5,991
2.226% due 06/25/2037	42,171	34,090
2.386% due 12/25/2036 ^	6,209	5,169
2.425% due 05/25/2035	78,016	72,846
2.428% due 08/25/2034	880	865
2.429% due 09/25/2033	2,270	2,280
2.443% due 02/25/2037 ^	16,558	12,788
2.444% due 01/25/2033	323	324
2.444% due 10/25/2035	3,605	3,340
2.449% due 06/25/2033	6,774	6,672
2.450% due 08/25/2035	29,327	28,694
2.451% due 04/25/2035	16,727	15,488
2.458% due 06/25/2034	73	73
2.462% due 09/25/2033	300	301
2.470% due 05/25/2046	2,063	1,780
2.470% due 07/25/2046	1,758	1,625
2.470% due 08/25/2046	1,055	934
2.470% due 09/25/2046	12,583	11,685
2.470% due 10/25/2046	22,205	19,849
2.470% due 11/25/2046	5,118	4,535
2.470% due 12/25/2046	15,286	14,238
2.475% due 12/25/2036 ^	22,491	19,046
2.481% due 12/25/2035	42,229	38,342
2.486% due 09/25/2035	37,134	33,693
2.490% due 03/25/2036	23,937	20,831
2.497% due 03/25/2035	5,789	5,638
2.514% due 12/25/2035	25,000	22,493
2.553% due 02/25/2037 ^	37,633	31,169
2.558% due 03/25/2034	1,489	1,471
2.563% due 03/25/2037	74,966	68,931
2.654% due 08/25/2046	8,873	7,448
2.658% due 09/25/2036 ^	14,851	12,111
2.862% due 12/25/2035	6,046	5,534
3.841% due 08/25/2036	25,842	22,184
4.480% due 05/25/2037 ^	15,622	12,612
4.485% due 05/25/2037	345	283
4.534% due 12/25/2036 ^	23,246	19,746
4.556% due 03/25/2036	35,309	32,808
4.853% due 02/25/2037 ^	23,878	19,726
4.937% due 08/25/2036	20,387	17,940
4.954% due 07/25/2037 ^	1,005	907
4.960% due 01/25/2036	17,184	15,891
4.962% due 04/25/2037	3,695	3,317
5.011% due 02/25/2037	1,371	1,255
5.106% due 08/25/2036 ^	12,374	11,172
5.273% due 08/25/2035	4,240	4,084
5.906% due 08/25/2046	26,500	24,180
6.000% due 07/25/2034	1,371	1,420
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.353% due 02/25/2037	31,066	21,139
0.433% due 01/25/2047 ^	10,452	6,047
0.643% due 04/25/2035	21,983	15,823
0.889% due 12/25/2046	45,360	25,274
0.939% due 04/25/2047	751	158
1.139% due 05/25/2046	8,323	5,372
5.500% due 07/25/2035	10,954	10,759
5.500% due 11/25/2035	2,307	2,029
5.500% due 06/25/2037 ^	4,825	4,579
6.000% due 04/25/2036	3,448	2,835
6.000% due 06/25/2037 ^	39,034	32,197
6.268% due 07/25/2036	1,946	1,028
6.449% due 07/25/2036	3,325	1,756

Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	3	3
2.190% due 02/25/2033	27	27
2.350% due 05/25/2033	139	135
2.455% due 01/25/2035	694	672
2.491% due 06/25/2033	7,593	7,560
Wells Fargo Alternative Loan Trust
6.250% due 11/25/2037	9,566	8,943
Wells Fargo Commercial Mortgage Trust
2.309% due 10/15/2045 (a)	89,379	11,246
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 07/25/2037	3,960	3,088
2.496% due 06/25/2033	767	759
2.613% due 07/25/2036 ^	50,261	44,417
2.615% due 01/25/2035	1,525	1,513
2.616% due 06/25/2034	26,218	26,398
2.619% due 01/25/2035	2,766	2,739
2.624% due 12/25/2034	42,840	42,877
2.625% due 01/25/2035	13,188	12,876
2.626% due 09/25/2034	11,195	11,348
2.631% due 10/25/2036 ^	14,927	13,369
2.634% due 09/25/2034	465	461
2.636% due 06/25/2035	8,048	7,969
2.640% due 06/25/2035	70,866	70,700
2.641% due 03/25/2036	149,659	145,903
2.644% due 10/25/2035	30,423	29,428
2.649% due 10/25/2035	19,983	18,870
2.651% due 03/25/2036	4,447	4,010
2.653% due 06/25/2034	7,363	7,329
2.659% due 03/25/2035	9,478	9,450
2.666% due 06/25/2035	2,846	2,894
2.674% due 05/25/2035	4,546	4,522
2.682% due 03/25/2035	9,639	9,599
2.694% due 07/25/2036 ^	2,087	1,851
2.696% due 11/25/2034	1,836	1,841
2.701% due 08/25/2033	470	473
2.701% due 04/25/2036	420	412
2.707% due 04/25/2036	24,066	21,898
2.717% due 02/25/2034	4,004	4,012
2.720% due 06/25/2035	892	899
2.770% due 03/25/2036	13,977	13,269
3.010% due 09/25/2036 ^	7,555	6,778
4.591% due 12/25/2033	2,864	2,911
4.615% due 09/25/2033	323	324
4.693% due 12/25/2033	314	317
4.728% due 07/25/2034	58	59
5.000% due 03/25/2036	3,583	3,547
5.006% due 03/25/2036	40,315	39,867
5.159% due 10/25/2035	37,179	36,358
5.250% due 01/25/2034	1,399	1,436
5.250% due 10/25/2035	5,468	5,615
5.362% due 03/25/2036	506	491
5.500% due 11/25/2035	553	562
5.500% due 01/25/2036	8,251	7,933
5.500% due 02/25/2037 ^	2,322	2,127
5.592% due 04/25/2036	24,315	22,742
5.696% due 04/25/2037	13,982	13,151
5.750% due 03/25/2036	9,452	9,269
5.750% due 02/25/2037	1,275	1,243
5.750% due 04/25/2037	8,663	8,174
6.000% due 06/25/2036 ^	10,043	9,246
6.000% due 08/25/2036	17,797	18,229
6.000% due 03/25/2037 ^	7,381	6,779
6.000% due 04/25/2037 ^	3,307	3,186
6.000% due 04/25/2037	6,278	6,048
6.000% due 07/25/2037	48,310	46,136
6.000% due 08/25/2037	29,926	29,321
6.250% due 07/25/2037	629	605

Total Mortgage-Backed Securities (Cost $15,409,884)		16,335,806

ASSET-BACKED SECURITIES 2.4%
ACA CLO Ltd.
0.526% due 07/25/2018	65,988	65,637
0.526% due 01/20/2021	15,438	15,318
Academic Loan Funding Trust
0.993% due 12/27/2022	32,600	32,918
Access Group, Inc.
1.576% due 10/27/2025	48,666	48,657
Accredited Mortgage Loan Trust
0.323% due 02/25/2037	3,546	3,194
0.453% due 09/25/2036	13,457	9,564
4.330% due 06/25/2033	4,231	3,647
4.980% due 10/25/2033	3,002	2,610

ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		24	8
0.353% due 08/25/2036		6,000	2,106
0.393% due 12/25/2036		30,045	10,273
0.413% due 08/25/2036		7,710	2,744
0.633% due 11/25/2035		8,600	5,720
0.743% due 12/25/2045		5,800	3,378
1.168% due 11/25/2033		3,906	3,730
AFC Home Equity Loan Trust
0.903% due 12/22/2027		3	3
Ally Auto Receivables Trust
0.910% due 11/17/2014		447	447
ALM Loan Funding
1.074% due 11/20/2020		41,597	41,562
Alzette European CLO S.A.
0.590% due 12/15/2020		2,985	2,968
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.393% due 05/25/2035		149	149
0.423% due 11/25/2035		5	5
0.496% due 11/25/2034		702	698
0.643% due 03/25/2035		2,498	2,457
0.713% due 05/25/2034		3,838	3,250
3.568% due 11/25/2032		3,848	3,783
4.922% due 11/25/2035		6,674	6,706
AMMC CLO Ltd.
0.498% due 05/03/2018		1,958	1,957
0.507% due 08/08/2017		3,794	3,795
Amortizing Residential Collateral Trust
0.733% due 06/25/2032		241	225
0.773% due 07/25/2032		97	87
0.893% due 10/25/2031		139	121
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	29,057	37,139
Argent Securities Trust
0.343% due 06/25/2036		$25,271	9,015
0.343% due 07/25/2036		9,466	3,615
0.343% due 09/25/2036		9,320	3,815
0.433% due 07/25/2036		8,677	3,393
0.463% due 05/25/2036		32,214	11,734
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.393% due 10/25/2035		1,015	1,004
1.318% due 11/25/2034		4,197	3,480
Asset-Backed Funding Certificates Trust
0.353% due 01/25/2037		28,706	15,503
0.413% due 01/25/2037		12,463	6,793
0.503% due 12/25/2034		978	947
0.893% due 06/25/2034		2,113	1,983
1.053% due 12/25/2030		1,612	1,590
1.243% due 03/25/2034		3,537	2,613
1.288% due 05/25/2032		1,219	1,110
Asset-Backed Securities Corp. Home Equity Loan Trust
0.273% due 05/25/2037		332	327
0.423% due 11/25/2036		7,500	3,473
0.468% due 09/25/2034		2,027	2,015
0.683% due 07/25/2035		605	605
0.953% due 10/25/2034		1	1
1.003% due 06/25/2034		17,509	15,954
1.243% due 12/25/2034		10,000	8,611
1.543% due 04/15/2033		467	439
Avoca CLO PLC
0.549% due 10/15/2023	EUR	6,899	8,687
0.575% due 09/15/2021		49,887	63,875
Bank of America Auto Trust
2.670% due 12/15/2016		$1,960	1,962
Bank One Issuance Trust
0.443% due 05/16/2016		500	500
Bear Stearns Asset-Backed Securities Trust
0.253% due 01/25/2037		129	127
0.263% due 12/25/2036		1,309	1,282
0.273% due 10/25/2036		10	10
0.283% due 06/25/2047		5	5
0.303% due 11/25/2036		846	543
0.303% due 02/25/2037		14,579	12,804
0.343% due 01/25/2037		5,160	4,844
0.353% due 01/25/2037		25,163	14,785
0.363% due 05/25/2036 ^		8,315	5,509
0.363% due 10/25/2036		18,048	16,315
0.363% due 01/25/2037		18,087	7,689
0.373% due 04/25/2036		16,732	16,460
0.373% due 06/25/2047		10,200	9,340
0.383% due 01/25/2047		3,791	3,737
0.393% due 12/25/2036		24,853	22,311
0.393% due 04/25/2037		11,855	9,494
0.433% due 06/25/2047		7,500	5,833
0.473% due 02/25/2036		97	95
0.473% due 04/25/2036		6,724	5,928

0.513% due 01/25/2047		7,600	6,422
0.543% due 04/25/2037		10,800	4,486
0.593% due 11/25/2034		3,358	2,840
0.593% due 09/25/2046		5,399	4,250
0.713% due 07/25/2035		244	243
0.833% due 12/25/2034		7	7
0.843% due 08/25/2035		7,000	5,668
0.853% due 10/25/2032		3,037	2,822
0.863% due 06/25/2035		14,000	10,117
0.993% due 10/27/2032		967	894
1.193% due 10/25/2037		466	403
1.193% due 11/25/2042		338	327
1.443% due 08/25/2037		10,447	8,486
2.958% due 06/25/2043		1,400	1,412
2.995% due 10/25/2036		233	225
3.049% due 07/25/2036		268	250
5.500% due 01/25/2034		76	79
Berica ABS SRL
0.522% due 12/30/2055	EUR	48,181	59,984
BNC Mortgage Loan Trust
0.293% due 05/25/2037		$575	556
0.323% due 07/25/2037		5,819	5,326
Bumper S.A.
1.375% due 02/23/2023	EUR	324	425
Callidus Debt Partners CLO Fund Ltd.
0.538% due 04/17/2020		$13,158	13,161
1.026% due 01/21/2021		9,483	9,485
Carrington Mortgage Loan Trust
0.253% due 01/25/2037		1,963	1,347
0.293% due 06/25/2037		1,006	973
0.313% due 02/25/2037		4	4
0.353% due 10/25/2036		8,877	4,402
0.433% due 06/25/2036		16,000	8,649
0.433% due 10/25/2036		13,800	5,835
0.443% due 10/25/2036		10,400	5,226
0.453% due 02/25/2037		25,200	14,204
0.513% due 10/25/2035		2,933	2,921
0.573% due 12/25/2035		21,844	19,946
0.653% due 06/25/2035		3,800	3,288
Chase Funding Trust
0.753% due 02/25/2033		50	46
0.833% due 08/25/2032		822	739
0.853% due 11/25/2032		23	21
0.933% due 10/25/2032		275	254
4.396% due 02/25/2030		149	150
4.499% due 11/25/2034		13	13
Chase Issuance Trust
1.773% due 09/15/2015		2,200	2,206
CIT Group Home Equity Loan Trust
1.243% due 09/25/2030		3,873	3,230
CIT Mortgage Loan Trust
1.443% due 10/25/2037		1,137	1,132
Citibank Omni Master Trust
2.943% due 08/15/2018		87,740	90,129
4.900% due 11/15/2018		175,000	184,949
5.350% due 08/15/2018		25,000	26,295
Citigroup Mortgage Loan Trust, Inc.
0.253% due 05/25/2037		4	4
0.253% due 07/25/2045		4,557	3,376
0.263% due 05/25/2037		6,546	5,291
0.303% due 08/25/2036		7	7
0.343% due 10/25/2036		5,349	5,292
0.353% due 09/25/2036		7,280	3,467
0.363% due 07/25/2045		16,200	7,851
0.393% due 05/25/2037		8,000	3,899
0.443% due 08/25/2036		24,500	11,219
0.453% due 09/25/2036		5,344	2,504
0.453% due 07/25/2045		7,717	3,619
0.463% due 05/25/2037		17,700	9,038
0.593% due 11/25/2046		6,597	4,893
1.168% due 11/25/2034		19,471	17,707
5.764% due 01/25/2037		1,973	1,256
ColumbusNova CLO Ltd.
0.524% due 05/16/2019		4,870	4,794
Commercial Industrial Finance Corp.
0.535% due 05/10/2021		10,600	10,400
Concord Real Estate CDO Ltd.
0.473% due 12/25/2046		12,975	12,326
Conseco Finance Home Equity Loan Trust
0.643% due 05/15/2032		40	39
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		106	110
6.681% due 12/01/2033		221	227
7.490% due 07/01/2031		611	652
Conseco Financial Corp.
6.240% due 12/01/2028		259	268
6.870% due 04/01/2030		473	505
7.140% due 01/15/2029		30	32

Cougar CLO PLC
0.581% due 07/15/2020	EUR	590	760
Countrywide Asset-Backed Certificates
0.313% due 06/25/2047		$31,238	30,403
0.323% due 06/25/2047		3,127	3,080
0.343% due 01/25/2037		13,670	11,916
0.343% due 02/25/2037		27,957	24,771
0.343% due 05/25/2037		28,995	24,148
0.343% due 01/25/2045		18,602	18,326
0.343% due 06/25/2047		61,150	49,092
0.353% due 01/25/2034		5,000	4,012
0.353% due 03/25/2037		14,298	12,407
0.353% due 01/25/2046		6,193	5,320
0.363% due 05/25/2037		54,800	46,137
0.363% due 06/25/2047		13,400	10,654
0.373% due 08/25/2036		1,236	1,191
0.373% due 09/25/2036		4,328	4,309
0.383% due 06/25/2036		13,264	12,730
0.413% due 06/25/2037		11,000	4,773
0.413% due 09/25/2047		64,600	47,643
0.433% due 03/25/2037		14,200	5,419
0.443% due 04/25/2036		11,687	11,342
0.443% due 05/25/2036		6,029	5,921
0.463% due 01/25/2036		4,581	4,254
0.483% due 06/25/2036		4,440	3,118
0.483% due 07/25/2036		7,400	5,201
0.483% due 08/25/2036		8,697	5,608
0.493% due 08/25/2035		5,954	5,526
0.493% due 06/25/2036		9,400	7,112
0.503% due 09/25/2037		7,200	2,549
0.533% due 04/25/2036		10,159	8,783
0.533% due 12/25/2036 ^		81	45
0.543% due 05/25/2036		33,100	29,832
0.563% due 11/25/2033		1	1
0.563% due 12/25/2034		3,649	3,526
0.578% due 11/25/2035		9,354	8,563
0.583% due 11/25/2034		2,652	2,619
0.593% due 08/25/2034		853	791
0.633% due 04/25/2036		4,500	3,088
0.643% due 11/25/2034		914	904
0.643% due 04/25/2036		5,000	3,958
0.673% due 12/25/2031		328	226
0.683% due 10/25/2035		6,600	6,429
0.683% due 02/25/2036		7,000	6,115
0.693% due 08/25/2047		20,000	19,718
0.723% due 05/25/2035		3,806	3,788
0.793% due 07/25/2035		19,000	17,421
0.893% due 11/25/2035		2,000	1,738
0.933% due 05/25/2032		22	20
1.168% due 11/25/2034		6,000	4,839
2.593% due 01/25/2034		21,585	16,749
4.693% due 10/25/2035		11,610	11,179
4.740% due 10/25/2035		1,432	1,426
4.910% due 04/25/2036		2,379	2,287
5.103% due 05/25/2035		3,500	3,305
5.210% due 02/25/2036		11,000	9,247
5.526% due 07/25/2036		13,998	14,261
5.585% due 10/25/2046		45,667	41,026
5.668% due 07/25/2036		4,200	3,553
5.714% due 04/25/2047		10,126	6,652
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		1,013	918
0.893% due 07/25/2032		54	42
0.933% due 08/25/2032		2,042	1,709
0.993% due 05/25/2043		1,644	1,509
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		167	79
0.263% due 01/25/2037 ^		41	15
0.313% due 07/25/2037		561	283
0.343% due 11/25/2036		16,093	7,720
0.443% due 07/25/2036		10,000	5,782
0.443% due 04/25/2037		1,723	944
1.293% due 04/25/2032		299	275
4.522% due 03/25/2037 ^		7,838	4,474
4.579% due 08/25/2035		56	57
5.713% due 05/25/2035		1,793	1,828
CSAM Funding
0.717% due 10/15/2016		1,694	1,694
Delta Funding Home Equity Loan Trust
1.013% due 09/15/2029		210	185
Denver Arena Trust
6.940% due 11/15/2019		1,381	1,421
Dryden Leveraged Loan CDO
0.613% due 01/25/2022	EUR	9,128	11,659

Educational Funding Co. LLC
0.526% due 10/25/2029		$9,253	6,806
Educational Services of America, Inc.
1.126% due 07/25/2023		39,345	39,311
EFS Volunteer LLC
1.126% due 10/26/2026		27,492	27,233
EMC Mortgage Loan Trust
0.643% due 12/25/2042		2,187	1,900
0.643% due 05/25/2043		640	575
0.933% due 05/25/2040		45	43
Equity One ABS, Inc.
0.753% due 11/25/2032		5,321	4,861
Eurocredit CDO BV
0.686% due 02/22/2020	EUR	16,072	20,716
FAB CBO BV
0.710% due 12/31/2078		7,471	8,947
FAB U.S. Ltd.
1.089% due 12/06/2045	GBP	26,505	31,444
Faxtor ABS BV
0.803% due 07/25/2094	EUR	18,067	21,976
Fieldstone Mortgage Investment Trust
0.353% due 11/25/2036		$16,636	8,624
Finance America Mortgage Loan Trust
1.093% due 08/25/2034		2,491	2,355
First Alliance Mortgage Loan Trust
0.952% due 03/20/2031		227	198
First Franklin Mortgage Loan Trust
0.333% due 09/25/2036		1,702	1,439
0.433% due 10/25/2036		8,700	5,132
0.453% due 11/25/2036		3,702	3,564
0.473% due 10/25/2035		1,075	1,074
0.593% due 04/25/2035		46	46
0.623% due 05/25/2035		1,693	1,660
0.663% due 07/25/2035		825	797
0.673% due 12/25/2035		3,500	2,968
1.093% due 03/25/2034		5,861	5,233
1.618% due 10/25/2034		2,688	1,825
First NLC Trust
0.263% due 08/25/2037		1,539	753
0.463% due 02/25/2036		18,693	17,246
Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	29,057	27,858
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		$684	686
Fraser Sullivan CLO Ltd.
0.533% due 03/15/2020		17,344	17,274
Fremont Home Loan Trust
0.253% due 01/25/2037		43	22
0.343% due 01/25/2037		9,332	4,964
0.363% due 02/25/2036		26,677	19,423
0.363% due 02/25/2037		14,300	6,942
0.433% due 02/25/2037		28,906	14,251
0.443% due 05/25/2036		16,103	6,670
0.523% due 01/25/2036		18,955	11,845
GCO Education Loan Funding Trust
0.353% due 11/25/2020		750	748
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		13	5
Globaldrive BV
1.722% due 04/20/2018	EUR	14,688	19,240
GMAC Mortgage Corp. Home Equity Loan Trust
7.000% due 09/25/2037		$166	166
Greenpoint Manufactured Housing
7.270% due 06/15/2029		522	528
8.300% due 10/15/2026		500	547
Grosvenor Place CLO BV
0.552% due 03/28/2023	EUR	127,000	162,117
GSAA Home Equity Trust
0.363% due 09/25/2036		$5,125	2,505
0.423% due 03/25/2036		18,437	15,309
0.493% due 03/25/2037		4,179	2,471
0.493% due 05/25/2047		804	530
0.563% due 06/25/2035		8,804	8,010
0.643% due 08/25/2037		13,330	10,596
4.605% due 06/25/2034		76	78
5.469% due 03/25/2036		17,853	13,125
5.995% due 03/25/2046 ^		23,961	18,268
GSAMP Trust
0.263% due 12/25/2036		341	170
0.293% due 12/25/2046		21,366	10,848
0.313% due 12/25/2036		10,034	5,079
0.343% due 08/25/2036		33,500	20,796
0.343% due 12/25/2046		4,706	2,407
0.373% due 11/25/2035		613	116
0.423% due 03/25/2047		10,726	4,416
0.433% due 08/25/2036		4,000	2,516

0.463% due 04/25/2036		5,500	2,745
0.533% due 01/25/2035		221	221
0.563% due 03/25/2047		2,000	1,057
0.863% due 06/25/2035		3,760	3,460
0.893% due 06/25/2034		3,790	3,650
1.043% due 02/25/2047		70,372	64,661
GSRPM Mortgage Loan Trust
1.593% due 01/25/2032		62	62
Gulf Stream Sextant CLO Ltd.
0.504% due 08/21/2020		7,968	7,942
Halcyon Structured Asset Management Long/Short Ltd.
0.498% due 08/07/2021		160,218	158,984
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	14,658	18,844
Hewett’s Island CDO Ltd.
0.545% due 08/09/2017		$654	655
Hewett’s Island CLO Ltd.
0.513% due 12/05/2018		2,136	2,120
Home Equity Asset Trust
0.253% due 05/25/2037		284	281
0.363% due 08/25/2036		5,462	5,323
0.378% due 07/25/2037		8,100	7,260
0.683% due 12/25/2035		12,200	10,205
0.793% due 11/25/2032		154	132
Home Equity Mortgage Loan Asset-Backed Trust
0.403% due 04/25/2037		6,600	3,775
0.433% due 11/25/2036		35,326	18,779
0.433% due 04/25/2047		15,000	8,036
0.443% due 03/25/2036		12,613	11,769
1.053% due 10/25/2033		1,000	951
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		8,841	8,766
0.352% due 01/20/2036		5,767	5,616
0.462% due 01/20/2035		1,736	1,714
0.482% due 01/20/2034		33,390	32,814
HSI Asset Loan Obligation Trust
0.253% due 12/25/2036		153	49
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		313	151
0.373% due 04/25/2037		54,858	28,451
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	12,803	16,290
ICE EM CLO
0.815% due 08/15/2022		$122,000	117,074
IMC Home Equity Loan Trust
5.403% due 07/25/2026		43	39
7.310% due 11/20/2028		43	43
7.520% due 08/20/2028		44	44
IXIS Real Estate Capital Trust
0.533% due 02/25/2036		346	335
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047		1,372	1,282
0.273% due 08/25/2036		392	143
0.340% due 07/25/2036		27,634	12,778
0.353% due 07/25/2036 ^		10,296	4,648
0.383% due 05/25/2035		441	419
0.383% due 03/25/2047		25,812	13,252
0.453% due 05/25/2037		4,600	3,127
0.633% due 09/25/2035		6,718	5,501
Jubilee CDO BV
0.536% due 09/20/2022	EUR	16,446	20,934
0.580% due 07/30/2024		6,400	7,949
0.719% due 10/15/2019		5,537	7,134
L.A. Arena Funding LLC
7.656% due 12/15/2026		$175	197
Landmark CDO Ltd.
0.575% due 06/01/2017		471	470
LCM Ltd.
0.502% due 03/21/2019		18,200	17,936
Lehman ABS Mortgage Loan Trust
0.283% due 06/25/2037		5,872	3,252
Lehman XS Trust
0.363% due 10/25/2036		21,136	17,161
0.363% due 12/25/2036 ^		3,367	2,236
0.383% due 11/25/2046		533	417
0.393% due 08/25/2046		25,470	19,590
0.423% due 04/25/2046		30,983	21,974
0.453% due 02/25/2046		5,958	4,166
0.463% due 12/25/2035		118	102
0.473% due 08/25/2035		38	35
1.693% due 07/25/2035		10,403	10,054
5.420% due 11/25/2035		1,641	1,582
Loan to Learn Education Loan Trust
0.423% due 07/15/2025		3,948	3,925
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		5,246	4,965
1.018% due 06/25/2035		1,917	1,854
1.123% due 04/25/2035		6,000	5,417

Magi Funding PLC
0.578% due 04/11/2021	EUR	51,740	66,006
Marathon CLO Ltd.
0.542% due 12/20/2019		$17,348	17,218
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		5,967	6,013
MASTR Asset-Backed Securities Trust
0.243% due 01/25/2037		152	56
0.273% due 05/25/2037		34	34
0.423% due 02/25/2036		6,518	6,282
0.433% due 03/25/2036		10,700	5,200
0.493% due 05/25/2037		25,382	21,933
5.471% due 11/25/2035		3,433	3,314
5.719% due 02/25/2036		8,419	8,490
MASTR Specialized Loan Trust
0.593% due 07/25/2034		533	519
Merrill Lynch First Franklin Mortgage Loan Trust
0.363% due 04/25/2037		4,915	2,653
Merrill Lynch Mortgage Investors Trust
0.253% due 11/25/2037		2,860	1,183
0.263% due 04/25/2047		20,532	10,393
0.303% due 03/25/2037		9,677	6,399
0.303% due 08/25/2037		6,060	3,359
0.313% due 02/25/2037		1,517	665
0.343% due 08/25/2037		69,115	38,663
0.363% due 07/25/2037		8,000	3,990
0.433% due 08/25/2037		3,456	1,966
0.453% due 03/25/2037		75,100	37,820
0.453% due 04/25/2037		4,000	1,908
0.483% due 08/25/2036		10,700	9,534
0.513% due 03/25/2037		3,000	1,534
MESA Trust
0.993% due 12/25/2031		1,224	1,114
Mid-State Trust
6.005% due 08/15/2037		418	473
7.340% due 07/01/2035		825	899
7.791% due 03/15/2038		3,123	3,264
8.330% due 04/01/2030		1,646	1,750
Morgan Stanley ABS Capital, Inc.
0.243% due 07/25/2036		350	140
0.253% due 12/25/2036		4,696	2,319
0.253% due 05/25/2037		3,116	1,638
0.283% due 01/25/2037		8,943	4,737
0.293% due 11/25/2036		2,768	1,698
0.303% due 03/25/2037		10,764	4,727
0.333% due 10/25/2036		42,497	22,158
0.343% due 09/25/2036		14,300	6,555
0.343% due 10/25/2036		10,800	5,420
0.343% due 11/25/2036		30,000	15,697
0.343% due 12/25/2036		3,786	1,896
0.353% due 09/25/2036		6,000	2,991
0.373% due 03/25/2037		7,295	3,239
0.413% due 10/25/2036		3,994	2,107
0.423% due 09/25/2036		4,482	2,265
0.423% due 10/25/2036		2,500	1,271
0.423% due 02/25/2037		15,872	7,149
0.443% due 08/25/2036		25,200	11,367
0.443% due 03/25/2037		51,358	23,012
0.443% due 05/25/2037		5,584	3,005
0.533% due 03/25/2037		5,350	2,431
0.553% due 02/25/2037		12,790	5,872
0.623% due 09/25/2035		3,000	2,356
0.933% due 01/25/2034		106	104
0.993% due 07/25/2037		8,104	7,449
1.048% due 03/25/2034		7,680	6,970
1.093% due 05/25/2034		17,487	16,119
1.138% due 06/25/2034		3,840	3,599
1.193% due 03/25/2033		1,977	1,836
1.213% due 08/25/2034		729	671
Morgan Stanley Dean Witter Capital, Inc.
1.468% due 09/25/2032		3,609	3,284
1.543% due 02/25/2033		2,144	1,948
Morgan Stanley Home Equity Loan Trust
0.423% due 04/25/2037		10,000	5,647
0.543% due 04/25/2037		7,513	4,227
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036		8	4
0.303% due 11/25/2036		180	77
Morgan Stanley Mortgage Loan Trust
0.263% due 01/25/2047		12	11
0.273% due 11/25/2036		5,538	2,466
0.423% due 02/25/2037		1,094	594
0.553% due 04/25/2037		4,823	2,465
5.577% due 10/25/2046 ^		2,377	1,405

5.726% due 10/25/2036 ^		2,169	1,337
5.750% due 11/25/2036 ^		2,658	1,379
5.750% due 04/25/2037 ^		1,356	1,086
6.000% due 07/25/2047 ^		1,438	1,165
National Collegiate Student Loan Trust
0.453% due 02/26/2029		5,000	3,468
0.463% due 03/26/2029		23,500	19,232
Nelnet Student Loan Trust
0.976% due 07/25/2018		13,557	13,588
1.206% due 10/25/2019		5,000	5,035
New Century Home Equity Loan Trust
0.453% due 06/25/2035		810	806
0.463% due 09/25/2035		2,311	2,297
0.473% due 10/25/2035		9,545	9,280
0.643% due 03/25/2035		3,500	3,327
1.078% due 05/25/2034		2,700	2,441
3.193% due 01/25/2033		6,601	5,691
Nomura Home Equity Loan, Inc.
0.523% due 10/25/2036		30,783	10,175
NovaStar Mortgage Funding Trust
0.293% due 01/25/2037		6,070	2,137
0.313% due 11/25/2036		2,078	850
0.343% due 09/25/2036		27,862	12,968
0.343% due 03/25/2037		6,814	3,346
0.363% due 11/25/2036		15,076	6,217
0.373% due 03/25/2037		5,641	2,783
0.403% due 01/25/2037		27,303	9,790
0.443% due 10/25/2036		8,828	3,934
0.903% due 12/25/2033		1,161	1,091
2.068% due 03/25/2035		9,200	7,837
NYLIM Flatiron CLO Ltd.
0.495% due 08/08/2020		10,750	10,576
Oak Hill Credit Partners
0.524% due 05/17/2021		260	259
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.453% due 07/25/2035		449	447
0.493% due 02/25/2035		821	810
0.543% due 02/25/2035		381	376
0.573% due 12/25/2035		32,107	25,696
0.663% due 02/25/2035		5,000	4,769
Option One Mortgage Loan Trust
0.333% due 01/25/2037		27,628	14,160
0.373% due 04/25/2037		10,984	6,081
0.433% due 04/25/2037		5,000	2,642
0.443% due 03/25/2037		2,378	1,249
0.443% due 07/25/2037		5,000	2,628
Ownit Mortgage Loan Trust
0.343% due 05/25/2037		28,082	15,817
Palisades CDO Ltd.
0.636% due 07/22/2039		42,819	39,607
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		28,584	28,650
Park Place Securities, Inc.
0.453% due 09/25/2035		247	239
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.743% due 03/25/2035		8,000	7,082
0.843% due 10/25/2034		10,700	10,328
Penta CLO S.A.
0.518% due 06/04/2024	EUR	58,970	73,070
People’s Choice Home Loan Securities Trust
1.138% due 05/25/2035 ^		$7,000	3,871
1.543% due 01/25/2035		6,500	4,064
Popular ABS Mortgage Pass-Through Trust
0.283% due 06/25/2047 ^		10,339	9,324
0.403% due 01/25/2037		7,000	4,974
Primus CLO Ltd.
0.510% due 07/15/2021		163,977	158,573
RAAC Series
0.463% due 05/25/2036		2,638	2,336
0.593% due 06/25/2047		1,700	1,510
1.393% due 09/25/2047		9,408	9,119
Renaissance Home Equity Loan Trust
0.553% due 11/25/2034		445	408
0.693% due 12/25/2033		236	237
0.893% due 08/25/2032		104	92
5.565% due 02/25/2036		11	10
Residential Asset Mortgage Products Trust
0.363% due 05/25/2036		1,953	1,915
0.473% due 05/25/2037		22,232	17,659
0.493% due 03/25/2036		34,000	23,837
0.703% due 06/25/2035		4,090	3,680
5.072% due 04/25/2034		1,320	1,363
Residential Asset Securities Corp. Trust
0.343% due 08/25/2036		3,323	2,832
0.343% due 09/25/2036		5,345	5,192
0.353% due 06/25/2036		2,930	2,697

0.353% due 07/25/2036		4,647	4,279
0.363% due 11/25/2036		7,700	5,940
0.373% due 04/25/2036		6,799	6,229
0.373% due 04/25/2037		21,722	21,198
0.393% due 02/25/2036		2,805	2,731
0.443% due 08/25/2036		23,900	16,032
0.443% due 04/25/2037		14,000	11,680
0.463% due 07/25/2036		12,000	5,076
0.483% due 03/25/2036		3,500	3,132
0.633% due 11/25/2035		6,840	5,627
0.633% due 01/25/2036		5,535	4,779
0.663% due 09/25/2035		3,000	1,918
0.693% due 07/25/2032 ^		5	4
0.783% due 09/25/2035		5,000	3,917
1.018% due 07/25/2034		2,055	1,740
Residential Mortgage Loan Trust
1.693% due 09/25/2029		12	11
RMF Euro CDO S.A.
0.561% due 09/11/2022	EUR	26,057	33,244
0.814% due 02/25/2015		7,773	10,024
SACO, Inc.
0.613% due 03/25/2036		$105	84
0.693% due 12/25/2035		110	95
Salomon Brothers Mortgage Securities, Inc.
0.753% due 09/25/2028		669	648
Saxon Asset Securities Trust
0.363% due 10/25/2046		25,060	18,654
0.713% due 08/25/2032		7	7
0.883% due 05/25/2035		4,823	4,420
Securitized Asset-Backed Receivables LLC
0.233% due 01/25/2037		27	27
0.253% due 12/25/2036 ^		335	99
0.323% due 05/25/2037 ^		1,153	609
0.443% due 03/25/2036		15,310	8,463
1.153% due 01/25/2036		5,000	3,635
SG Mortgage Securities Trust
0.343% due 10/25/2036		20,988	10,688
Sherwood Castle Funding PLC
0.419% due 03/15/2016	EUR	17,986	23,381
0.689% due 06/15/2016	GBP	5,200	7,895
SLC Student Loan Trust
1.173% due 06/15/2021		$4,300	4,329
4.750% due 06/15/2033		25,990	24,295
SLM Student Loan Trust
0.276% due 07/25/2017		5,177	5,159
0.356% due 10/25/2021		4,825	4,822
0.366% due 10/25/2022		1,445	1,439
0.386% due 04/25/2017		49	49
0.406% due 01/25/2019		3,502	3,502
0.413% due 03/15/2017		735	732
0.416% due 04/25/2017		1,272	1,272
0.426% due 01/25/2021		68,636	68,524
0.446% due 04/27/2020		7,574	7,544
0.469% due 12/15/2023	EUR	136	174
0.479% due 09/15/2021		7,389	9,603
0.479% due 06/17/2024		27,413	35,119
0.513% due 12/16/2041		$12,000	8,372
0.606% due 01/25/2022		12,000	11,648
0.676% due 04/25/2023		20,000	19,944
0.776% due 10/25/2017		66,632	66,448
0.826% due 10/25/2017		76	77
0.926% due 04/25/2019		700	692
1.026% due 01/25/2019		40,000	40,359
1.176% due 07/25/2023		700	688
1.376% due 10/25/2016		365	365
1.376% due 07/25/2023		5,000	4,982
1.473% due 12/15/2033		27,494	26,812
1.576% due 01/25/2018		1,490	1,508
1.593% due 12/15/2023		23,950	24,121
1.776% due 04/25/2023		697,926	718,332
1.976% due 07/25/2023		3,075	3,181
2.443% due 06/16/2042		18,000	18,513
2.843% due 12/16/2019		42,483	43,364
3.200% due 05/16/2044		4,322	4,481
3.443% due 05/16/2044		49,411	51,169
3.500% due 08/17/2043		72,007	68,046
Soundview Home Loan Trust
0.253% due 11/25/2036		1,342	497
0.273% due 06/25/2037		428	361
0.353% due 01/25/2037		6,835	4,144
0.373% due 08/25/2037		4,000	2,497
0.403% due 06/25/2037		28,400	14,793
0.433% due 07/25/2036		10,000	4,986
0.443% due 08/25/2037		3,828	2,369
0.453% due 02/25/2037		15,179	7,045
0.473% due 06/25/2037		23,637	12,426
0.493% due 11/25/2035		7	7

South Carolina Student Loan Corp.
0.825% due 03/01/2018		886	888
1.025% due 03/02/2020		700	703
1.275% due 09/03/2024		600	609
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038		287	280
0.293% due 11/25/2037		1,463	1,107
0.493% due 12/25/2036		9,514	6,240
0.543% due 09/25/2036		4,644	4,529
0.543% due 03/25/2037		6,068	3,311
0.873% due 01/25/2034		23	21
5.850% due 02/25/2037		8,661	4,897
Stone Tower CLO Ltd.
0.508% due 04/17/2021		5,000	4,855
Structured Asset Investment Loan Trust
0.343% due 09/25/2036		31,357	22,333
0.353% due 05/25/2036		7,697	5,775
0.553% due 10/25/2035		8,037	7,691
0.893% due 04/25/2033		2,194	2,080
1.093% due 01/25/2035		47,108	46,749
1.123% due 01/25/2035		46,787	36,833
1.168% due 01/25/2035		10,188	1,687
1.318% due 01/25/2035		3,957	121
1.573% due 04/25/2033		2,695	2,343
1.768% due 01/25/2035		4,313	83
1.918% due 01/25/2035		5,776	68
2.143% due 01/25/2035		388	1
Structured Asset Securities Corp.
0.293% due 01/25/2037		287	271
0.303% due 01/25/2037		7,869	7,568
0.333% due 05/25/2047		9,438	8,608
0.343% due 05/25/2037		271	269
0.363% due 12/25/2036		21,000	14,284
0.373% due 01/25/2037		4,197	1,910
0.493% due 06/25/2035		4,047	3,468
0.693% due 11/25/2037		22,200	14,721
0.773% due 01/25/2033		3,685	3,451
1.694% due 04/25/2035		16,764	15,662
5.180% due 10/25/2034		2,685	2,794
5.410% due 06/25/2033		73	72
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034		5	5
Symphony CLO Ltd.
0.515% due 05/15/2019		92,000	91,264
Triaxx Prime CDO Ltd.
0.454% due 10/02/2039		166,812	119,271
Trimaran CLO Ltd.
0.524% due 11/01/2018		6,488	6,437
Wachovia Loan Trust
0.553% due 05/25/2035		1,786	1,654
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		2,459	960
Wells Fargo Home Equity Trust
0.423% due 05/25/2036		15,683	14,988
WMC Mortgage Loan Pass-Through Certificates
0.873% due 05/15/2030		1,792	1,701
Wood Street CLO BV
0.587% due 03/29/2021	EUR	30,859	39,389

Total Asset-Backed Securities (Cost $6,102,817)			6,382,073

SOVEREIGN ISSUES 5.9%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$14,300	15,013
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	6,000	6,241
3.875% due 04/07/2015	EUR	26,950	34,704
3.875% due 09/15/2015		3,285	4,227
4.300% due 11/15/2016		4,750	6,152
4.750% due 06/04/2018		12,136	15,046
4.950% due 02/11/2020		1,750	2,021
Autonomous Community of Madrid
4.200% due 09/24/2014		95,400	127,203
4.305% due 03/06/2014		55,600	73,547
5.750% due 02/01/2018 (j)		14,400	19,785
Autonomous Community of Valencia
3.250% due 07/06/2015		2,713	3,414
4.000% due 11/02/2016		5,900	7,411
4.375% due 07/16/2015		43,612	56,711
4.750% due 03/20/2014		1,025	1,357
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		46,200	62,397
5.500% due 07/12/2020		$600	623
6.369% due 06/16/2018		10,000	10,900
6.500% due 06/10/2019		5,000	5,475

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	780,000	243,430
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		9,977,199	4,376,921
10.000% due 01/01/2021		1,123,465	481,098
10.000% due 01/01/2023		885,201	375,573
Hydro-Quebec
0.563% due 09/30/2013 (f)		$5,600	4,172
8.400% due 01/15/2022		150	204
Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,162
6.875% due 03/09/2017		3,000	3,349
7.250% due 04/20/2015		12,800	13,872
7.500% due 01/15/2016		21,037	23,220
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	23,400	32,422
6.505% due 03/01/2019		32,700	45,560
Korea Housing Finance Corp.
4.125% due 12/15/2015		$95,800	101,291
Mexico Government International Bond
4.050% due 03/19/2015	MXN	100,000	7,723
4.490% due 01/04/2018		125,000	9,589
5.000% due 06/15/2017		1,295,000	100,332
6.000% due 06/18/2015		386,600	30,810
6.250% due 06/16/2016		5,672,300	460,093
7.750% due 12/14/2017		439,170	37,458
10.000% due 12/05/2024		6,636,800	691,880
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	10,000	10,487
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	25,000	19,315
Panama Government International Bond
7.250% due 03/15/2015		$20,700	22,666
Province of British Columbia
3.700% due 12/18/2020	CAD	10,000	10,094
4.300% due 06/18/2042		36,700	37,673
Province of Ontario
1.600% due 09/21/2016		$8,200	8,325
1.650% due 09/27/2019		104,500	99,910
2.450% due 06/29/2022		16,100	15,187
2.850% due 06/02/2023	CAD	109,400	99,833
3.000% due 07/16/2018		$17,500	18,384
3.150% due 06/02/2022	CAD	988,550	936,531
4.000% due 10/07/2019		$34,655	37,729
4.000% due 06/02/2021	CAD	1,202,700	1,221,869
4.200% due 03/08/2018		77,400	79,828
4.200% due 06/02/2020		574,500	593,133
4.300% due 03/08/2017		334,700	344,722
4.400% due 06/02/2019		204,875	213,877
4.400% due 04/14/2020		$18,900	20,974
4.600% due 06/02/2039	CAD	120,560	126,933
4.650% due 06/02/2041		282,000	301,127
4.700% due 06/02/2037		49,700	52,890
5.500% due 06/02/2018		71,100	77,332
5.600% due 06/02/2035		75,000	88,994
5.850% due 03/08/2033		167,700	202,507
6.200% due 06/02/2031		5,000	6,201
6.500% due 03/08/2029		26,800	33,809
7.600% due 06/02/2027		20,000	27,159
Province of Quebec
2.625% due 02/13/2023		$25,000	23,482
2.750% due 08/25/2021		178,900	175,937
3.000% due 09/01/2023	CAD	48,100	44,111
3.500% due 07/29/2020		$11,900	12,534
3.500% due 12/01/2022	CAD	323,953	312,835
4.250% due 12/01/2021		694,200	714,167
4.250% due 12/01/2043		62,600	62,169
4.500% due 12/01/2016		20,700	21,400
4.500% due 12/01/2017		102,300	106,630
4.500% due 12/01/2018		255,500	267,721
4.500% due 12/01/2019		357,000	374,875
4.500% due 12/01/2020		1,057,600	1,109,502
4.625% due 05/14/2018		$1,000	1,127
5.000% due 12/01/2041	CAD	25,000	27,719
5.750% due 12/01/2036		25,000	30,018
7.500% due 09/15/2029		$210	289
Qatar Government International Bond
4.000% due 01/20/2015		65,000	67,684
5.150% due 04/09/2014		9,100	9,430
Republic of Korea
5.750% due 04/16/2014		10,000	10,367
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014		300	308
Xunta de Galicia
5.763% due 04/03/2017	EUR	76,900	105,322
6.131% due 04/03/2018		44,200	61,314
6.964% due 12/28/2017		10,600	15,164

Total Sovereign Issues (Cost $17,058,357)			15,757,980

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049 (f)	146,918		175,420

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)	8,712,560		0
6.250% due 07/14/2033 (c)	475,440		0

			0

Total Convertible Preferred Securities (Cost $169,038)			175,420

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.250% due 02/07/2033	2,654,829		66,928
7.300% due 03/09/2031	1,573,542		39,417
7.350% due 08/08/2032	517,462		13,035
Citigroup Capital
7.875% due 10/30/2040	900,000		25,065
Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (f)	742,213		20,032
SLM Corp. CPI Linked Security
3.474% due 03/15/2017	4,700		112

			164,589

INDUSTRIALS 0.0%
CoBank ACB
6.250% due 10/01/2022 (f)	40,000		4,129

Total Preferred Securities (Cost $163,228)			168,718

	PRINCIPAL AMOUNT (000s	)
SHORT-TERM INSTRUMENTS 7.9%
CERTIFICATES OF DEPOSIT 0.6%
Banco do Brasil S.A.
0.000% due 01/24/2014	$176,800		175,897
0.000% due 03/27/2014	62,300		61,865
Dexia Credit Local S.A.
1.400% due 09/20/2013	446,700		447,431
1.500% due 09/27/2013	395,400		396,200
1.650% due 09/12/2013	5,400		5,411
1.700% due 09/06/2013	116,200		116,426
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	262,300		261,006
0.000% due 11/01/2013	109,650		109,169
0.000% due 11/08/2013	113,300		112,775

			1,686,180

COMMERCIAL PAPER 0.4%
Daimler Finance North America LLC
0.870% due 11/05/2013	20,000		19,972
0.950% due 11/05/2013	36,250		36,199
Electricite de France S.A.
0.800% due 01/10/2014	17,400		17,364
0.810% due 01/10/2014	11,915		11,890
Entergy Corp.
0.790% due 07/24/2013	25,000		24,987
Ford Motor Credit Co. LLC
1.021% due 11/22/2013	260,400		259,390
Santander S.A.
1.284% due 10/01/2013	300		299
3.100% due 10/01/2013	787,900		786,212

			1,156,313

REPURCHASE AGREEMENTS (i) 0.1%			254,800

SHORT-TERM NOTES 0.0%
Appalachian Power Co.
0.649% due 08/16/2013		200	200

MEXICO TREASURY BILLS 0.6%
3.807% due 07/04/2013 - 09/19/2013 (d)	MXN	22,093,400	1,695,476

U.S. TREASURY BILLS 0.2%
0.035% due 08/08/2013 - 10/03/2013 (d)(j)(n)		$479,142	479,124

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (g) 6.0%
PIMCO Short-Term Floating NAV Portfolio		11,643	116
PIMCO Short-Term Floating NAV Portfolio III		1,607,377,211	16,059,306

			16,059,422

Total Short-Term Instruments (Cost $21,417,236)			21,331,515

Total Investments 110.3% (Cost $296,553,055)			$295,080,491
Written Options (k)(m) (0.3%) (Premiums $603,369)			(842,201)
Other Assets and Liabilities (Net) (10.0%)			(26,628,944)

Net Assets 100.0%			$267,609,346

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$58,785	$68,253	0.03%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	80	97	0.00%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,420	9,638	0.00%

				$68,285	$77,988	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	0.170%	06/28/2013	07/01/2013	$235,800	U.S. Treasury Notes 1.875% due 06/30/2015	$(238,493)	$235,800	$235,803
SSB	0.010%	06/28/2013	07/01/2013	19,000	Fannie Mae 2.200% due 10/17/2022	(16,035)	19,000	19,000
					Freddie Mac 2.080% due 10/17/2022	(3,349)

						$(257,877)	$254,800	$254,803

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)		Payable for Reverse Repurchase Agreements
BRC	(1.250%)	02/28/2013	02/27/2015		$3,510	$(3,495)
	(1.200%)	05/15/2013	05/15/2015		1,352	(1,350)
CFR	(1.250%)	04/05/2013	04/05/2015		1,382	(1,379)
	(0.250%)	06/05/2013	12/31/2013	EUR	11,201	(14,578)

						$(20,802)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.000%	06/28/2013	07/01/2013	$235,070	$(235,210)
	0.030%	06/28/2013	07/01/2013	4,516	(4,516)
	0.040%	06/28/2013	07/01/2013	85,295	(85,155)

					$(324,881)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $6,035,594 at a weighted average interest rate of (0.131%).
(3)	Payable for sale-buyback financing transactions includes $323,495 of deferred price drop on sale-buyback financing transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2043	$1,565,532	$1,683,648	$(1,684,904)
Ginnie Mae	6.000%	07/01/2043	900	1,003	(998)

				$1,684,651	$(1,685,902)

(j)	Securities with an aggregate market value of $305,165 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(k)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	22,813	$13,263	$(65,530)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	22,813	6,736	(658)

				$19,999	$(66,188)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	1,134	$117
3-Month Euribor June Futures	Long	06/2015	4,329	(2,578)
3-Month Euribor March Futures	Long	03/2015	4,711	(1,703)
3-Month Euribor September Futures	Long	09/2015	839	(491)
90-Day Eurodollar December Futures	Long	12/2015	106,701	(164,981)
90-Day Eurodollar June Futures	Long	06/2015	166,236	(54,553)
90-Day Eurodollar March Futures	Long	03/2015	19,266	(6,288)
90-Day Eurodollar March Futures	Long	03/2016	29,021	(53,532)
90-Day Eurodollar September Futures	Long	09/2014	1,685	172
90-Day Eurodollar September Futures	Long	09/2015	30,329	(27,637)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	1,961	944
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	1,961	(2,398)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	64,938	(214,591)

				$(527,519)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		$4,473,200	$(69,098)	$(63,825)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		35,754,000	124,866	(111,835)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		4,122,700	(653,000)	509,569
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		8,669,600	1,189,526	676,721
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2018	AUD	65,000	(75)	(322)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		185,000	(255)	158

						$591,964	$1,010,466

(l)	Securities with an aggregate market value of $1,547,510 and cash of $33 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	BRL	168,367		$78,288	BOA	$2,833	$0	$2,833
07/2013		37,460		16,907	BRC	119	0	119
07/2013		135,839		63,228	CBK	2,350	0	2,350
07/2013		66,889		30,190	DUB	213	0	213
07/2013		27,709		12,506	FBF	88	0	88
07/2013		114,946		52,640	HUS	1,126	0	1,126
07/2013		202		95	MSC	4	0	4
07/2013		87,569		39,524	UAG	279	0	279
07/2013	EUR	5,633,295		7,296,311	BOA	0	(36,264)	(36,264)
07/2013		269,760		355,059	RYL	3,925	0	3,925
07/2013	GBP	655,000		996,258	BOA	36	0	36
07/2013		639,000		971,984	BRC	97	0	97
07/2013		578,173		879,403	DUB	31	0	31
07/2013		242,955		368,320	HUS	0	(1,203)	(1,203)
07/2013		70,000		106,478	MSC	11	0	11
07/2013	HKD	376,237		48,493	HUS	0	(18)	(18)
07/2013	JPY	124,564,613		1,260,888	BPS	4,895	0	4,895
07/2013		6,267,400		64,300	BRC	1,106	0	1,106
07/2013		4,495,000		45,973	HUS	650	0	650
07/2013		6,348,000		65,105	MSC	1,098	0	1,098
07/2013	MXN	247,653		20,061	FBF	987	0	987
07/2013		2,675,668		217,561	MSC	11,267	0	11,267
07/2013		742,960		60,052	UAG	2,830	0	2,830
07/2013	MYR	89,109		28,740	DUB	623	0	623
07/2013		74,851		24,200	HUS	581	0	581
07/2013		57,211		18,500	JPM	447	0	447
07/2013		170,610		55,058	UAG	1,223	0	1,223
07/2013	NZD	26,517		21,695	UAG	1,157	0	1,157
07/2013		$76,335	BRL	168,367	BOA	0	(880)	(880)
07/2013		17,400		37,460	BRC	0	(612)	(612)
07/2013		61,310		135,839	CBK	0	(433)	(433)
07/2013		31,162		66,889	DUB	0	(1,185)	(1,185)
07/2013		12,900		27,709	FBF	0	(482)	(482)
07/2013		53,501		114,946	HUS	0	(1,987)	(1,987)
07/2013		91		202	MSC	0	(1)	(1)
07/2013		40,696		87,569	UAG	0	(1,451)	(1,451)
07/2013		481,837	EUR	374,462	BOA	5,581	0	5,581
07/2013		1,160,902		876,644	BPS	0	(19,818)	(19,818)
07/2013		673,032		504,718	BRC	0	(16,066)	(16,066)
07/2013		2,662,531		2,014,327	CBK	0	(40,583)	(40,583)
07/2013		385,338		295,100	DUB	299	(1,521)	(1,222)
07/2013		639,134		489,202	FBF	18	(2,382)	(2,364)
07/2013		93,540		70,121	GLM	0	(2,267)	(2,267)
07/2013		5,785		4,434	HUS	0	(13)	(13)
07/2013		654,104		492,584	JPM	0	(12,933)	(12,933)
07/2013		4,073		3,087	MSC	0	(55)	(55)
07/2013		469,417		354,427	RYL	0	(8,078)	(8,078)
07/2013		549,941		423,949	WST	1,892	0	1,892
07/2013		197,066	GBP	125,707	BPS	0	(5,872)	(5,872)
07/2013		6,208		4,037	BRC	0	(68)	(68)
07/2013		219,820		141,039	CBK	0	(5,307)	(5,307)
07/2013		7,936		5,080	DUB	0	(210)	(210)
07/2013		80,008		50,933	FBF	0	(2,542)	(2,542)
07/2013		97,024		61,914	HUS	0	(2,856)	(2,856)
07/2013		1,826,204		1,197,682	JPM	0	(4,589)	(4,589)
07/2013		172	HKD	1,339	DUB	0	0	0
07/2013		48,329		374,898	SCX	9	0	9
07/2013		303,012	JPY	29,383,300	BRC	0	(6,738)	(6,738)
07/2013		854,460		82,088,600	CBK	0	(26,757)	(26,757)
07/2013		249,846		23,799,800	DUB	2	(9,873)	(9,871)
07/2013		250,861		23,652,900	FBF	0	(12,367)	(12,367)
07/2013		404,559		38,510,200	JPM	0	(16,259)	(16,259)
07/2013		95,600	MYR	290,958	BRC	0	(3,790)	(3,790)
07/2013		33,100		100,823	FBF	0	(1,286)	(1,286)
08/2013	AUD	1,925		$1,764	BRC	7	0	7
08/2013		339,433		318,753	DUB	9,008	0	9,008
08/2013		2,738		2,528	HUS	30	0	30
08/2013	BRL	243,818		111,198	BOA	2,692	0	2,692
08/2013		270,608		125,000	BRC	4,572	0	4,572
08/2013		108,075		50,000	FBF	1,904	0	1,904
08/2013		145,895		66,154	HUS	1,226	0	1,226
08/2013		204,821		92,986	MSC	1,835	0	1,835
08/2013		9,264,492		4,554,857	UAG	431,900	0	431,900
08/2013	CHF	134,255		143,751	BPS	1,561	0	1,561
08/2013	CNY	61,799		9,781	HUS	0	(197)	(197)
08/2013	EUR	224,400		283,243	BPS	0	(8,899)	(8,899)
08/2013	GBP	596,408		905,456	DUB	0	(1,460)	(1,460)
08/2013		1,191,710		1,816,617	JPM	4,467	0	4,467
08/2013	IDR	300,000,000		30,288	DUB	839	0	839
08/2013		729,800		74	HUS	2	0	2
08/2013		292,512,600		29,538	UAG	824	0	824
08/2013	MXN	3,430,512		274,593	BOA	10,974	0	10,974
08/2013		2,230,060		184,715	BPS	13,173	0	13,173
08/2013		359,389		28,941	DUB	1,296	0	1,296
08/2013		493,865		39,914	FBF	1,971	0	1,971
08/2013		1,053,168		86,061	JPM	4,998	0	4,998
08/2013		2,861,422		226,940	MSC	7,223	0	7,223
08/2013		$1,650	AUD	1,773	MSC	0	(32)	(32)
08/2013		94	BRL	202	MSC	0	(4)	(4)
08/2013		1,095	CHF	1,023	DUB	0	(12)	(12)
08/2013		833		787	FBF	0	0	0
08/2013		9,915	CNY	61,799	GST	64	0	64
08/2013		335,793	EUR	257,933	BOA	0	(13)	(13)
08/2013		1,799		1,383	BRC	2	0	2
08/2013		39,128		29,868	DUB	0	(245)	(245)
08/2013		3,895		2,986	FBF	0	(8)	(8)
08/2013		326,336		249,492	GLM	0	(1,544)	(1,544)
08/2013		614,550		466,864	MSC	77	(6,859)	(6,782)
08/2013		355,112		269,760	RYL	0	(3,935)	(3,935)
08/2013		2,328	GBP	1,517	MSC	0	(21)	(21)
08/2013		46,600	IDR	462,272,000	BPS	0	(1,221)	(1,221)
08/2013		13,200		130,970,400	FBF	0	(343)	(343)
09/2013	CAD	2,856,462		$2,805,018	BRC	94,391	0	94,391
09/2013		1,657,303		1,624,258	CBK	51,567	0	51,567
09/2013		1,148,959		1,127,693	DUB	37,393	0	37,393
09/2013		2,578,030		2,529,067	RBC	82,657	0	82,657
09/2013	EUR	657,900		826,586	BOA	0	(30,004)	(30,004)
09/2013		1,976,200		2,563,527	BRC	0	(9,607)	(9,607)
09/2013		794,965		1,015,816	UAG	1,425	(20,682)	(19,257)
09/2013	GBP	59		92	BPS	2	0	2
09/2013	MXN	2,714,601		213,340	BOA	5,977	(688)	5,289
09/2013		324,775		25,000	BRC	108	0	108
09/2013		324,913		25,000	CBK	97	0	97
09/2013		1,449,338		116,427	DUB	5,215	0	5,215
09/2013		324,263		25,000	FBF	147	0	147
09/2013		4,163,579		326,522	HUS	8,245	(831)	7,414
09/2013		4,131,533		326,759	JPM	10,469	(356)	10,113
09/2013		3,337,542		259,607	MSC	4,643	(836)	3,807
09/2013		935,391		71,455	UAG	242	(480)	(238)
09/2013		$1,007	CAD	1,027	CBK	0	(32)	(32)
09/2013		2,923		2,989	DUB	0	(86)	(86)
09/2013		1,115		1,138	JPM	0	(35)	(35)
09/2013		261,400	EUR	194,988	CBK	0	(7,509)	(7,509)
09/2013		605,747		452,018	FBF	0	(17,181)	(17,181)
09/2013		16,883	MXN	217,937	BOA	0	(179)	(179)
09/2013		29,613		385,071	BPS	0	(100)	(100)
09/2013		10,402		140,811	BRC	391	0	391
09/2013		809,314		10,494,769	CBK	0	(4,941)	(4,941)
09/2013		174,401		2,300,000	HUS	2,856	(973)	1,883
09/2013		49,782		638,922	JPM	253	(1,064)	(811)
09/2013		350,327		4,472,712	MSC	0	(7,516)	(7,516)
09/2013		67,680		877,846	UAG	199	(596)	(397)
10/2013	HKD	25,473		$3,285	DUB	0	(1)	(1)
10/2013		73,604		9,492	JPM	0	(2)	(2)
10/2013		374,898		48,348	SCX	0	(7)	(7)
11/2013	EUR	225,500		283,882	BOA	0	(9,807)	(9,807)
11/2013		324,100		408,172	BRC	0	(13,932)	(13,932)
11/2013		17,711		22,887	FBF	0	(180)	(180)
01/2014		21,800		27,520	BPS	0	(887)	(887)
04/2014	CNY	75,000		11,818	HUS	0	(140)	(140)
04/2014		209,365		33,002	UAG	0	(380)	(380)
04/2014	EUR	90,600		114,463	BPS	0	(3,639)	(3,639)
04/2014		70,800		89,728	CBK	0	(2,564)	(2,564)
04/2014		$10,899	CNY	66,994	JPM	0	(217)	(217)
04/2014		35,423		217,371	RYL	0	(765)	(765)
05/2014	EUR	51,900		$65,627	BPS	0	(2,058)	(2,058)
05/2014		200,000		253,695	CBK	0	(7,134)	(7,134)
06/2014		129,600		163,883	BPS	0	(5,138)	(5,138)
06/2014		106,300		134,788	FBF	0	(3,845)	(3,845)
07/2014		85,700		108,411	BPS	0	(3,382)	(3,382)
08/2014		61,300		77,581	BPS	0	(2,406)	(2,406)

						$852,699	$(431,719)	$420,980

(m)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		$7,724,000	$27,069	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,890	(7,972)
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	1,496,400	2,796	(1,744)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		1,496,400	3,327	(4,153)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		364,900	705	(425)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		364,900	799	(1,013)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		375,800	775	(438)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		375,800	775	(1,043)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$2,627,000	18,541	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	1,064,900	2,169	(48)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		877,400	1,784	(39)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		182,700	320	(8)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$1,377,500	827	(55)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		1,377,500	8,127	(45,593)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		1,448,100	3,762	(23,231)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,000	(20,365)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,050	(20,365)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		596,400	417	(16)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		1,334,800	1,402	(119)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		1,334,800	7,575	(37,945)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		596,400	1,610	(13,012)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		1,489,500	4,884	(23,895)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013		4,100,000	5,740	(1,150)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		4,100,000	17,630	(58,897)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		5,758,000	15,855	(103,600)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		3,650,100	2,038	(97)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		1,894,500	1,895	(365)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		1,438,500	1,726	(581)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		3,650,100	9,228	(79,636)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		7,244,600	35,642	(104,070)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		1,438,500	3,452	(12,951)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(10,183)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,357,300	543	(36)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		1,357,300	5,226	(38,585)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(10,183)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	793,500	4,032	(455)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		394,700	2,013	(226)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$218,500	874	(1)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		218,500	1,464	(3,326)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		615,500	2,764	(2)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		615,500	4,467	(9,368)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,438	(1,332)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(263)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		693,400	1,387	(2)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		693,400	4,368	(10,554)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,738,500	13,143	(9)
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,738,500	11,188	(41,680)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,624,100	6,272	(5)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,624,100	6,514	(24,719)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	200	(107)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,439,900	7,228	(5)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,439,900	10,166	(21,915)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(1,066)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,334,200	4,286	(4)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,334,200	4,224	(20,307)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(1,869)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	0

								$484,493	$(759,029)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-20 5-Year Index	BOA	Buy	0.650%	09/18/2013	$738,200	$369	$(267)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.650%	09/18/2013	738,000	516	(266)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.700%	09/18/2013	357,500	304	(255)

						$1,189	$(788)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	93.000	07/05/2013	$391,500	$4,044	$(44)
Put - OTC USD versus JPY	BPS		95.000	07/05/2013	2,102,400	17,232	(982)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	686,100	6,506	(320)
Put - OTC USD versus JPY	BOA		96.000	08/12/2013	344,000	2,033	(2,891)

						$29,815	$(4,237)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$14,866	$(2,741)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	37,277	(6,537)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	6,231	(791)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	4,733	(1,003)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	4,766	(887)

						$67,873	$(11,959)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	1.807%	$10,000	$(390)	$0	$(390)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	1.200%	21,500	(2,628)	(2,701)	73
FBG Finance Ltd.	BRC	(2.140%	)	12/20/2014	0.172%	6,000	(180)	0	(180)
Hanson Building Materials, Inc.	BPS	(1.000%	)	09/20/2016	0.745%	53,000	(448)	1,683	(2,131)
Hanson Ltd.	BRC	(1.000%	)	09/20/2016	0.745%	20,000	(169)	3,056	(3,225)
Intesa Sanpaolo SpA	JPM	(3.000%	)	09/20/2015	2.505%	6,000	(69)	192	(261)
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	0.805%	10,000	8	0	8
Marks & Spencer PLC	BPS	(0.950%	)	12/20/2017	1.725%	2,200	72	0	72
Pactiv LLC	MYC	(5.000%	)	06/20/2017	4.068%	9,800	(349)	(677)	328
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.242%	12,000	(185)	0	(185)
Universal Corp.	DUB	(1.000%	)	12/20/2014	0.145%	33,000	(431)	580	(1,011)
UST LLC	BRC	(0.700%	)	03/20/2018	0.199%	24,000	(565)	0	(565)
UST LLC	CBK	(1.000%	)	03/20/2018	0.195%	2,500	(94)	(133)	39
UST LLC	DUB	(1.000%	)	03/20/2018	0.195%	1,500	(57)	(74)	17

							$(5,485)	$1,926	$(7,411)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Argentine Republic Government International Bond	DUB	5.000%	09/20/2017	32.744%		$10,000	$(4,823)	$(2,428)	$(2,395)
Australia & New Zealand Banking Group Ltd.	DUB	1.000%	06/20/2017	0.918%		12,100	42	(516)	558
Barclays Bank PLC	DUB	1.000%	03/20/2014	0.487%	EUR	6,400	34	44	(10)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2013	0.238%		$5,000	10	32	(22)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.447%		162,200	1,603	(2,827)	4,430
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	0.585%		20,000	211	(298)	509
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	0.447%		25,000	247	(468)	715
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.244%		20,000	42	0	42
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		19,700	78	111	(33)
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	0.447%		65,000	642	(1,169)	1,811
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	0.447%		25,000	247	(434)	681
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	0.638%		10,400	106	(117)	223
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.238%		15,700	32	77	(45)
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.393%		25,000	233	(495)	728
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.447%		65,000	643	(932)	1,575
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.447%		111,400	1,100	(1,718)	2,818
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	0.488%		30,000	313	(962)	1,275
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	0.585%		60,000	633	(1,275)	1,908
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	0.488%		20,000	209	(816)	1,025
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	0.585%		15,000	159	(463)	622
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.447%		77,000	760	(1,445)	2,205
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.447%		3,300	32	(60)	92
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.169%		900	4	8	(4)
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.295%		34,600	(215)	(407)	192
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.417%		300	6	0	6
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.440%		24,600	(308)	(71)	(237)
Brazil Government International Bond	BRC	1.000%	03/20/2015	1.196%		75,000	(230)	(1,413)	1,183
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%		127,100	(590)	(1,967)	1,377
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		240,700	(1,495)	(2,853)	1,358
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.353%		105,000	(874)	(514)	(360)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%		54,390	(568)	(474)	(94)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%		21,200	(266)	(51)	(215)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.473%		25,000	(365)	(719)	354
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.526%		25,000	(437)	(871)	434
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		21,000	(131)	(330)	199
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		113,700	(1,186)	(915)	(271)
Brazil Government International Bond	CBK	1.000%	12/20/2016	1.526%		25,000	(437)	(871)	434
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		61,800	(287)	(873)	586
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.295%		110,000	(684)	(1,220)	536
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.353%		75,000	(625)	(494)	(131)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%		100,000	(1,253)	(168)	(1,085)
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.526%		22,900	(400)	(809)	409
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.295%		70,000	(435)	(777)	342
Brazil Government International Bond	GST	1.000%	03/20/2015	1.196%		100,000	(307)	(1,931)	1,624
Brazil Government International Bond	GST	1.000%	06/20/2015	1.252%		30,800	(143)	(414)	271
Brazil Government International Bond	GST	1.000%	09/20/2016	1.473%		47,500	(694)	(289)	(405)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.252%		248,900	(1,156)	(3,152)	1,996
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		130,500	(811)	(1,332)	521
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.353%		100,000	(834)	(756)	(78)
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%		61,200	(638)	(502)	(136)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.196%		25,000	(77)	(506)	429
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.252%		40,000	(186)	(420)	234
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		107,000	(665)	(1,219)	554
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.440%		50,000	(626)	(84)	(542)
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.473%		99,000	(1,447)	(1,137)	(310)
Brazil Government International Bond	MYC	1.770%	09/20/2014	1.020%		15,000	215	0	215
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.252%		31,500	(146)	(305)	159
Brazil Government International Bond	MYC	1.000%	09/20/2015	1.295%		25,000	(155)	(157)	2
Brazil Government International Bond	MYC	1.000%	12/20/2015	1.353%		100,000	(833)	(806)	(27)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.400%		75,000	(783)	(608)	(175)
Brazil Government International Bond	MYC	1.000%	12/20/2016	1.526%		25,000	(437)	(883)	446
Brazil Government International Bond	RYL	1.000%	03/20/2015	1.196%		50,000	(154)	(989)	835
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		27,600	(171)	(261)	90
Brazil Government International Bond	UAG	1.000%	03/20/2016	1.400%		35,000	(365)	(336)	(29)
Canada Government Bond	GST	1.000%	03/20/2015	0.140%		10,000	153	243	(90)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	0.634%		590	9	(23)	32
China Development Bank Corp.	BRC	1.000%	06/20/2016	0.908%		20,000	60	(97)	157
China Development Bank Corp.	JPM	1.000%	06/20/2016	0.908%		15,000	45	(131)	176
China Development Bank Corp.	MYC	1.000%	06/20/2016	0.908%		50,000	151	(326)	477
China Government International Bond	BOA	0.780%	12/20/2014	0.440%		50,000	265	0	265
China Government International Bond	BOA	1.000%	06/20/2015	0.532%		126,600	1,212	1,811	(599)
China Government International Bond	BOA	1.000%	09/20/2015	0.562%		50,000	503	402	101
China Government International Bond	BOA	1.000%	12/20/2015	0.621%		25,000	242	362	(120)
China Government International Bond	BPS	1.000%	06/20/2015	0.532%		25,000	240	385	(145)
China Government International Bond	BPS	1.000%	09/20/2015	0.562%		15,000	151	94	57
China Government International Bond	BRC	1.000%	03/20/2015	0.492%		50,000	455	520	(65)
China Government International Bond	BRC	1.000%	06/20/2015	0.532%		50,000	479	817	(338)
China Government International Bond	BRC	1.000%	12/20/2015	0.621%		75,000	726	1,074	(348)
China Government International Bond	CBK	1.000%	06/20/2015	0.532%		24,900	239	388	(149)
China Government International Bond	DUB	1.000%	03/20/2015	0.492%		30,000	273	312	(39)
China Government International Bond	DUB	1.000%	12/20/2015	0.621%		25,000	242	349	(107)
China Government International Bond	FBF	1.000%	03/20/2015	0.492%		85,000	773	410	363
China Government International Bond	FBF	1.000%	06/20/2015	0.532%		25,000	240	136	104
China Government International Bond	GST	1.000%	09/20/2015	0.562%		25,000	251	182	69
China Government International Bond	JPM	1.000%	03/20/2015	0.492%		35,000	319	157	162
China Government International Bond	JPM	1.000%	06/20/2015	0.532%		60,000	575	494	81
China Government International Bond	JPM	1.000%	09/20/2015	0.562%		10,000	100	62	38
China Government International Bond	JPM	1.000%	12/20/2015	0.621%		25,000	242	349	(107)
China Government International Bond	MYC	1.000%	03/20/2015	0.492%		100,000	911	463	448
China Government International Bond	MYC	1.000%	12/20/2015	0.621%		50,000	484	712	(228)
China Government International Bond	RYL	1.000%	03/20/2015	0.492%		20,000	182	198	(16)
China Government International Bond	RYL	1.000%	06/20/2015	0.532%		104,600	1,002	1,382	(380)
China Government International Bond	RYL	1.000%	12/20/2015	0.621%		25,000	242	362	(120)
China Government International Bond	RYL	1.000%	09/20/2016	0.742%		1,300	11	(16)	27
China Government International Bond	UAG	1.000%	03/20/2015	0.492%		25,000	228	119	109
China Government International Bond	UAG	1.000%	06/20/2015	0.532%		25,000	239	396	(157)
China Government International Bond	UAG	1.000%	09/20/2015	0.562%		25,000	251	219	32
CIT Group, Inc.	DUB	5.000%	09/20/2015	1.114%		75,000	6,480	5,841	639
Dell, Inc.	BRC	1.000%	09/20/2013	0.302%		14,100	27	74	(47)
Dell, Inc.	CBK	1.000%	09/20/2013	0.302%		19,400	38	111	(73)
Export-Import Bank of China	BPS	1.000%	06/20/2016	0.864%		15,000	65	(141)	206
Export-Import Bank of China	BRC	1.000%	06/20/2016	0.864%		30,000	129	(266)	395
Export-Import Bank of China	CBK	1.000%	06/20/2016	0.864%		10,000	43	(97)	140
Export-Import Bank of China	CBK	1.000%	06/20/2017	1.108%		10,000	(39)	(396)	357
Export-Import Bank of China	DUB	1.000%	06/20/2016	0.864%		10,000	43	(48)	91
Export-Import Bank of China	FBF	1.000%	06/20/2016	0.864%		5,000	22	(43)	65
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.982%		10,000	9	(970)	979
Export-Import Bank of China	FBF	1.000%	06/20/2017	1.108%		11,300	(43)	(437)	394
Export-Import Bank of China	GST	1.000%	06/20/2016	0.864%		20,000	86	(184)	270
Export-Import Bank of China	HUS	1.000%	06/20/2016	0.864%		10,000	43	(53)	96
Export-Import Bank of China	HUS	1.000%	06/20/2017	1.108%		2,800	(10)	(108)	98
Export-Import Bank of China	JPM	1.000%	06/20/2016	0.864%		25,000	108	(193)	301
Export-Import Bank of China	MYC	1.000%	06/20/2016	0.864%		40,000	172	(232)	404
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	0.512%		10,000	(17)	0	(17)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.310%		10,000	19	54	(35)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	0.378%		70,500	3,319	2,605	714
General Electric Capital Corp.	BOA	1.000%	12/20/2014	0.471%		25,000	204	(1,123)	1,327
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.642%		32,900	300	(1,099)	1,399
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.709%		65,000	532	(784)	1,316
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.318%		7,300	166	0	166
General Electric Capital Corp.	BPS	1.000%	12/20/2014	0.471%		34,400	281	(1,730)	2,011
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.318%		25,000	483	0	483
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.318%		30,000	696	0	696
General Electric Capital Corp.	BRC	1.000%	12/20/2014	0.471%		50,000	408	(2,557)	2,965
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%		17,300	330	0	330
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%		57,300	1,189	0	1,189
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.318%		50,000	1,160	0	1,160
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.318%		46,900	1,106	0	1,106
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.318%		30,000	801	0	801
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.318%		50,000	1,342	0	1,342
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.318%		25,900	701	0	701
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.318%		15,000	417	0	417
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.318%		50,000	1,411	0	1,411
General Electric Capital Corp.	CBK	5.000%	09/20/2014	0.418%		50,000	2,911	1,187	1,724
General Electric Capital Corp.	CBK	1.000%	12/20/2014	0.471%		25,000	204	(1,123)	1,327
General Electric Capital Corp.	CBK	1.000%	09/20/2015	0.560%		25,000	253	(876)	1,129
General Electric Capital Corp.	CBK	1.000%	03/20/2016	0.709%		25,000	205	(190)	395
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.310%		30,000	374	634	(260)
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.318%		24,700	509	0	509

General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.318%		20,000	464	0	464
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.318%		34,100	809	0	809
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.318%		10,000	282	0	282
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.318%		25,000	715	0	715
General Electric Capital Corp.	DUB	5.000%	06/20/2014	0.378%		29,800	1,404	1,011	393
General Electric Capital Corp.	DUB	1.000%	09/20/2015	0.560%		110,000	1,111	(4,219)	5,330
General Electric Capital Corp.	DUB	1.000%	12/20/2015	0.642%		50,000	457	(1,411)	1,868
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.709%		2,600	21	(210)	231
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.310%		10,000	54	(263)	317
General Electric Capital Corp.	JPM	1.000%	12/20/2014	0.471%		75,000	612	(3,867)	4,479
General Electric Capital Corp.	JPM	1.000%	09/20/2015	0.560%		15,000	151	(526)	677
General Electric Capital Corp.	JPM	0.280%	03/20/2016	0.727%		10,000	(120)	0	(120)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.310%		65,000	125	349	(224)
General Electric Capital Corp.	MYC	1.000%	06/20/2014	0.378%		20,000	128	183	(55)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	0.471%		50,000	407	(2,368)	2,775
General Electric Capital Corp.	MYC	1.000%	09/20/2015	0.560%		85,000	858	(3,104)	3,962
General Electric Capital Corp.	UAG	1.000%	12/20/2014	0.471%		65,000	530	(3,362)	3,892
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2013	0.533%		6,600	9	(22)	31
Goldman Sachs Group, Inc.	FBF	1.000%	09/20/2014	0.751%		11,200	38	(181)	219
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.021%		15,000	(3)	(435)	432
Indonesia Government International Bond	BOA	1.000%	12/20/2015	1.104%		50,000	(112)	(660)	548
Indonesia Government International Bond	BPS	1.000%	09/20/2015	1.021%		35,000	(5)	(951)	946
Indonesia Government International Bond	BPS	1.000%	03/20/2016	1.171%		10,000	(42)	(149)	107
Indonesia Government International Bond	BRC	1.000%	09/20/2015	1.021%		45,000	(6)	(1,437)	1,431
Indonesia Government International Bond	BRC	1.000%	12/20/2015	1.104%		60,000	(134)	(891)	757
Indonesia Government International Bond	BRC	1.000%	03/20/2016	1.171%		10,000	(42)	(149)	107
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.021%		12,100	(2)	(274)	272
Indonesia Government International Bond	CBK	1.000%	12/20/2015	1.104%		15,000	(34)	(218)	184
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.228%		5,000	(32)	(95)	63
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.021%		25,000	(3)	(619)	616
Indonesia Government International Bond	DUB	1.000%	12/20/2015	1.104%		15,000	(34)	(211)	177
Indonesia Government International Bond	FBF	1.000%	09/20/2015	1.021%		10,000	(2)	(218)	216
Indonesia Government International Bond	FBF	1.000%	12/20/2015	1.104%		20,000	(44)	(318)	274
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.171%		21,900	(94)	(496)	402
Indonesia Government International Bond	GST	1.000%	09/20/2015	1.021%		10,000	(2)	(333)	331
Indonesia Government International Bond	HUS	1.000%	09/20/2015	1.021%		25,000	(4)	(792)	788
Indonesia Government International Bond	HUS	1.000%	03/20/2016	1.171%		25,000	(107)	(566)	459
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.276%		2,000	(17)	(39)	22
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.021%		35,000	(6)	(814)	808
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.104%		8,700	(19)	(138)	119
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.171%		10,000	(43)	(178)	135
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.228%		2,500	(16)	(46)	30
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.276%		5,000	(42)	(79)	37
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.021%		25,000	(4)	(623)	619
Indonesia Government International Bond	MYC	1.000%	12/20/2015	1.104%		30,000	(67)	(449)	382
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.171%		20,000	(86)	(342)	256
Indonesia Government International Bond	RYL	1.000%	09/20/2015	1.021%		65,000	(10)	(1,465)	1,455
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.171%		46,900	(202)	(1,041)	839
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.276%		13,700	(115)	(216)	101
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.276%		13,600	(114)	(215)	101
Japan Government International Bond	BOA	1.000%	06/20/2015	0.321%		46,700	643	443	200
Japan Government International Bond	BOA	1.000%	09/20/2015	0.343%		125,000	1,875	2,043	(168)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.390%		40,300	622	727	(105)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.390%		41,700	643	786	(143)
Japan Government International Bond	GST	1.000%	06/20/2015	0.321%		41,900	578	49	529
Japan Government International Bond	GST	1.000%	09/20/2015	0.343%		50,000	750	806	(56)
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%		30,200	466	568	(102)
Japan Government International Bond	JPM	1.000%	09/20/2015	0.343%		75,000	1,125	1,220	(95)
Japan Government International Bond	MYC	1.000%	06/20/2015	0.321%		25,000	345	82	263
Japan Government International Bond	MYC	1.000%	12/20/2015	0.390%		5,000	77	90	(13)
Japan Government International Bond	RYL	1.000%	06/20/2015	0.321%		2,100	29	20	9
Japan Government International Bond	RYL	1.000%	12/20/2015	0.390%		50,000	772	930	(158)
JPMorgan Chase & Co.	CBK	1.000%	06/20/2014	0.341%		20,700	141	189	(48)
JPMorgan Chase & Co.	CBK	1.000%	09/20/2014	0.389%		31,000	244	312	(68)
JPMorgan Chase & Co.	FBF	1.000%	06/20/2014	0.341%		31,600	215	276	(61)
MetLife, Inc.	BOA	1.000%	09/20/2013	0.195%		26,500	58	(1,434)	1,492
MetLife, Inc.	BOA	1.000%	12/20/2014	0.412%		9,100	83	(125)	208
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%		25,000	224	(1,584)	1,808
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%		10,800	98	(272)	370
MetLife, Inc.	CBK	1.000%	06/20/2016	0.782%		15,500	104	(368)	472
MetLife, Inc.	FBF	1.000%	09/20/2013	0.195%		20,000	43	(919)	962
MetLife, Inc.	FBF	1.000%	12/20/2014	0.412%		13,900	126	(271)	397
MetLife, Inc.	GST	1.000%	03/20/2015	0.497%		25,000	225	(1,561)	1,786
MetLife, Inc.	GST	1.000%	12/20/2015	0.681%		27,000	221	(1,638)	1,859
MetLife, Inc.	GST	1.000%	03/20/2016	0.736%		15,000	112	(373)	485
MetLife, Inc.	JPM	1.000%	09/20/2015	0.613%		25,000	224	(1,694)	1,918
MetLife, Inc.	JPM	1.000%	12/20/2015	0.681%		23,000	189	(1,415)	1,604
MetLife, Inc.	SOG	1.000%	09/20/2013	0.195%		21,400	47	(1,004)	1,051
MetLife, Inc.	UAG	1.000%	09/20/2013	0.195%		10,000	22	(490)	512
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.789%		19,800	99	(280)	379
Mexico Government International Bond	BOA	1.000%	09/20/2017	1.113%		25,000	(108)	(358)	250
Mexico Government International Bond	BPS	1.000%	09/20/2017	1.113%		19,500	(85)	(280)	195
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%		42,400	209	(916)	1,125
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%		61,000	305	(635)	940
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.839%		50,000	213	(124)	337
Mexico Government International Bond	BRC	1.000%	03/20/2016	0.880%		1,400	5	(12)	17
Mexico Government International Bond	BRC	1.000%	12/20/2016	0.994%		23,500	12	(830)	842
Mexico Government International Bond	BRC	1.000%	03/20/2017	1.039%		10,000	(11)	(135)	124
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%		14,200	(38)	(190)	152
Mexico Government International Bond	BRC	1.000%	09/20/2017	1.113%		5,000	(21)	(112)	91
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.789%		91,800	458	(808)	1,266
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.880%		232,600	829	(2,150)	2,979
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.914%		50,000	143	(48)	191
Mexico Government International Bond	CBK	1.000%	09/20/2016	0.942%		25,000	54	(707)	761
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.994%		25,000	13	(871)	884
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.789%		9,400	47	(118)	165
Mexico Government International Bond	DUB	1.000%	12/20/2015	0.839%		50,000	213	(456)	669
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		143,200	510	(1,131)	1,641
Mexico Government International Bond	DUB	1.000%	12/20/2016	0.994%		25,000	13	(871)	884
Mexico Government International Bond	DUB	1.000%	03/20/2017	1.039%		15,000	(16)	(165)	149
Mexico Government International Bond	DUB	1.000%	09/20/2017	1.113%		46,700	(202)	(762)	560
Mexico Government International Bond	FBF	1.000%	09/20/2015	0.789%		25,000	125	(217)	342
Mexico Government International Bond	GST	1.000%	09/20/2016	0.942%		54,400	117	(485)	602
Mexico Government International Bond	GST	1.000%	06/20/2017	1.078%		3,300	(9)	(108)	99
Mexico Government International Bond	GST	1.000%	09/20/2017	1.113%		10,000	(44)	(143)	99
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.733%		22,300	110	(471)	581
Mexico Government International Bond	HUS	1.000%	12/20/2015	0.839%		50,000	214	(479)	693
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.880%		10,000	35	(44)	79
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.078%		11,700	(32)	(264)	232
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.113%		48,500	(209)	(808)	599
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.881%		6,950	26	0	26
Mexico Government International Bond	JPM	1.000%	09/20/2016	0.942%		10,000	22	(46)	68
Mexico Government International Bond	JPM	1.000%	12/20/2016	0.994%		25,000	12	(889)	901
Mexico Government International Bond	JPM	1.000%	06/20/2017	1.078%		400	(1)	(13)	12
Mexico Government International Bond	JPM	1.000%	09/20/2017	1.113%		25,000	(108)	(332)	224
Mexico Government International Bond	MYC	1.000%	12/20/2015	0.839%		25,000	107	(356)	463
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.942%		63,900	137	(506)	643
Mexico Government International Bond	MYC	1.000%	03/20/2017	1.039%		5,000	(5)	(55)	50
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.078%		10,600	(28)	(356)	328
Mexico Government International Bond	MYC	1.000%	09/20/2017	1.113%		25,000	(108)	(332)	224
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.733%		25,000	123	(529)	652
Mexico Government International Bond	RYL	1.000%	09/20/2016	0.942%		5,000	11	(139)	150
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.789%		19,100	95	(270)	365
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.942%		17,900	38	(79)	117
Mexico Government International Bond	UAG	1.000%	09/20/2017	1.113%		10,000	(43)	(135)	92
Morgan Stanley	BRC	1.000%	09/20/2014	0.821%		100	0	(3)	3
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	0.296%		10,000	598	(179)	777
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	0.736%		10,000	74	(114)	188
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	0.296%		5,000	299	(90)	389
Prudential Financial, Inc.	GST	1.000%	03/20/2016	0.736%		20,000	149	(382)	531
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%	JPY	571,000	(8)	(1,233)	1,225
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.126%	EUR	45,000	131	(219)	350
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.149%		25,000	108	(495)	603
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.126%		104,000	303	(1,467)	1,770
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.126%		25,000	72	(344)	416
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.128%		50,000	163	(526)	689
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.129%		50,000	181	(689)	870
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.146%		50,000	208	(951)	1,159
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.149%		50,000	217	(931)	1,148
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.141%		173,500	689	(2,143)	2,832
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.141%		100,000	398	(1,239)	1,637
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.149%		50,000	216	(1,084)	1,300
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.141%		62,000	247	(752)	999
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.146%		25,000	103	(429)	532
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.128%		25,000	82	(221)	303
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.129%		50,000	181	(689)	870
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.149%		50,000	217	(1,095)	1,312
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.141%		35,500	141	(408)	549
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.146%		125,000	519	(2,169)	2,688
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.149%		175,700	762	(2,371)	3,133
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.243%		$70,000	941	463	478
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.263%		47,400	708	362	346
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.263%		50,000	747	538	209
United Kingdom Gilt	GST	1.000%	03/20/2015	0.243%		37,200	500	133	367
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.243%		30,000	6	(339)	345
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.243%		200,000	2,688	1,757	931
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%		72,700	977	160	817
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.263%		19,200	287	202	85
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.263%		100,000	1,494	1,202	292
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.310%		37,300	649	858	(209)
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.132%		1,500	4	(4)	8

							$54,527	$(109,334)	$163,861

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$75,200	$1,214	$8,835	$(7,621)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	99,900	1,613	11,676	(10,063)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014	24,300	393	2,892	(2,499)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014	25,000	404	2,900	(2,496)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	404	2,838	(2,434)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014	25,000	404	2,963	(2,559)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	50,000	808	4,975	(4,167)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	494,500	13,620	60,593	(46,973)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	491,800	13,546	61,681	(48,135)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	32,400	892	4,200	(3,308)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	50,700	1,397	6,337	(4,940)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	934,300	25,735	115,625	(89,890)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	1,876	7,866	(5,990)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	153,200	4,220	16,939	(12,719)
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017	241,125	3,275	0	3,275
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	62,017	952	0	952
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	1,981	0	1,981
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	130,979	2,039	0	2,039
MCDX-14 5-Year Index	GST	1.000%	06/20/2015	80,000	473	(4,046)	4,519
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	28,100	118	(1,093)	1,211
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	105	(980)	1,085
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	10,000	42	(389)	431
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	21,900	92	(866)	958
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	25,000	42	(214)	256
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017	12,000	(76)	(266)	190

					$75,569	$302,466	$(226,897)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD	250,000	$257,075	$(27,492)	$(8,487)	$(19,005)
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF		50,000	51,415	(5,499)	(1,698)	(3,801)

							$(32,991)	$(10,185)	$(22,806)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC	BRL	133,800	$(2,587)	$(155)	$(2,432)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		271,100	(4,467)	702	(5,169)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		553,200	(10,260)	108	(10,368)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		239,700	(4,102)	(27)	(4,075)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		219,700	(3,623)	571	(4,194)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		486,200	(8,050)	1,596	(9,646)
Pay	3-Month MYR-KLIBOR	3.320%	04/26/2018	DUB	MYR	250,000	(929)	(2)	(927)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	2,071	832	1,239
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200	3,912	531	3,381
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700	2,527	852	1,675
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		367,700	(488)	(214)	(274)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		1,119,200	(1,486)	(713)	(773)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MYC		500,000	(664)	52	(716)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,020,000	163	(210)	373
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,268,300	1,322	(3,992)	5,314
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		2,009,300	322	(1,025)	1,347
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,033,000	485	(1,781)	2,266
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,355,000	537	(1,687)	2,224
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		175,000	28	(31)	59
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	BRC		951,000	(2,631)	(679)	(1,952)
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	GLM		875,400	(2,423)	(638)	(1,785)
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	HUS		363,100	(1,005)	(290)	(715)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		73,000	(172)	(117)	(55)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MYC		47,000	(110)	(76)	(34)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	BRC		536,000	(1,014)	(748)	(266)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	DUB		300,000	(567)	(442)	(125)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	HUS		345,000	(653)	(449)	(204)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MYC		450,000	(852)	(559)	(293)
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		770,500	131	179	(48)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		800,000	1,338	555	783
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400,000	669	298	371
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		743,300	(4,023)	(1,254)	(2,769)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		277,000	(1,500)	(548)	(952)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		573,000	(3,101)	(667)	(2,434)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		2,226,300	(12,051)	(4,252)	(7,799)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		4,752,800	(25,727)	(9,820)	(15,907)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	UAG		350,000	(1,894)	(157)	(1,737)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		156,000	(629)	64	(693)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	HUS		500,000	(2,015)	(38)	(1,977)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		466,000	(1,233)	(240)	(993)
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		1,098,000	(2,904)	(416)	(2,488)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		136,900	(659)	(176)	(483)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		121,800	(585)	(350)	(235)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		272,800	(1,314)	(460)	(854)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		299,400	(1,442)	(734)	(708)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		345,400	(1,661)	(568)	(1,093)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		277,100	(930)	(482)	(448)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		446,600	(1,499)	(1,797)	298
Pay	28-Day MXN-TIIE	6.250%	06/05/2023	JPM		347,000	(653)	(361)	(292)
Pay	28-Day MXN-TIIE	6.500%	06/05/2023	BRC		105,000	(44)	9	(53)
Pay	28-Day MXN-TIIE	6.500%	06/05/2023	DUB		200,000	(84)	5	(89)
Pay	28-Day MXN-TIIE	6.500%	06/05/2023	HUS		400,000	(168)	23	(191)
Pay	28-Day MXN-TIIE	6.500%	06/05/2023	MYC		293,000	(123)	(31)	(92)

							$(96,817)	$(29,809)	$(67,008)

(n)	Securities with an aggregate market value of $937,461 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$946,455	$398,331	$1,344,786
Corporate Bonds & Notes
Banking & Finance	0	31,680,683	187,667	31,868,350
Industrials	0	3,473,032	107,974	3,581,006
Utilities	0	1,663,620	80	1,663,700
Municipal Bonds & Notes
Alabama	0	109,439	0	109,439
Arizona	0	11,467	0	11,467
California	0	4,994,534	0	4,994,534
Colorado	0	71,985	0	71,985
Connecticut	0	178	0	178
District of Columbia	0	10,049	0	10,049
Florida	0	92,569	0	92,569
Georgia	0	133,395	0	133,395
Illinois	0	841,376	0	841,376
Indiana	0	61,269	0	61,269
Iowa	0	62,642	0	62,642
Kansas	0	21,721	0	21,721
Louisiana	0	111,517	0	111,517
Massachusetts	0	168,091	0	168,091
Michigan	0	57,201	0	57,201
Mississippi	0	11,278	0	11,278
Missouri	0	502	0	502
Nebraska	0	52,308	0	52,308
Nevada	0	432,844	0	432,844
New Jersey	0	264,375	0	264,375
New Mexico	0	9,085	0	9,085
New York	0	2,499,696	0	2,499,696
North Carolina	0	55,056	0	55,056
Ohio	0	745,779	43,566	789,345
Oregon	0	37,320	0	37,320
Pennsylvania	0	110,137	0	110,137
Rhode Island	0	7,185	0	7,185
South Carolina	0	52,119	0	52,119
Tennessee	0	21,610	0	21,610
Texas	0	472,910	0	472,910
Utah	0	756	0	756
Virginia	0	43,712	0	43,712
Washington	0	233,821	0	233,821
West Virginia	0	134,286	0	134,286
Wisconsin	0	104,892	0	104,892
U.S. Government Agencies	0	92,556,059	40,024	92,596,083
U.S. Treasury Obligations	0	91,794,384	0	91,794,384
Mortgage-Backed Securities	0	15,954,331	381,475	16,335,806
Asset-Backed Securities	0	6,158,519	223,554	6,382,073
Sovereign Issues	0	15,757,980	0	15,757,980
Convertible Preferred Securities
Banking & Finance	175,420	0	0	175,420
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	164,589	0	0	164,589
Industrials	0	4,129	0	4,129
Short-Term Instruments
Certificates of Deposit	0	1,686,180	0	1,686,180
Commercial Paper	0	1,156,313	0	1,156,313
Repurchase Agreements	0	254,800	0	254,800
Short-Term Notes	0	200	0	200
Mexico Treasury Bills	0	1,695,476	0	1,695,476
U.S. Treasury Bills	0	479,124	0	479,124
Central Funds Used for Cash Management Purposes	16,059,422	0	0	16,059,422
	$16,399,431	$277,298,389	$1,382,671	$295,080,491

Short Sales, at value
U.S. Government Agencies	$0	$(1,685,902)	$0	$(1,685,902)

Financial Derivative Instruments - Assets
Credit Contracts	0	192,964	0	192,964
Foreign Exchange Contracts	0	852,699	0	852,699
Interest Rate Contracts	1,233	1,205,778	0	1,207,011
	$1,233	$2,251,441	$0	$2,252,674

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(263,411)	0	(263,411)
Foreign Exchange Contracts	0	(458,762)	0	(458,762)
Interest Rate Contracts	(528,752)	(1,088,325)	(11,959)	(1,629,036)

	$(528,752)	$(1,810,498)	$(11,959)	$(2,351,209)

Totals	$15,871,912	$276,053,430	$1,370,712	$293,296,054

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$434,777	$0	$(44,767)	$280	$124	$(1,588)	$9,505	$0	$398,331	$(1,172)
Corporate Bonds & Notes
Banking & Finance	185,161	201	(85)	(75)	(2)	2,467	0	0	187,667	2,460
Industrials	115,423	0	(5,408)	(85)	(9)	(1,947)	0	0	107,974	(1,187)
Utilities	11,011	0	(590)	(3)	(36)	31	0	(10,333)	80	(3)
Municipal Bonds & Notes
Ohio	50,766	0	(7,900)	61	467	172	0	0	43,566	124
U.S. Government Agencies	41,548	1,457	(3,220)	3	(11)	247	0	0	40,024	(58)
Mortgage-Backed Securities	370,606	75	(10,745)	321	992	(1,088)	21,314	0	381,475	(871)
Asset-Backed Securities	223,909	22,386	(23,386)	305	42	298	0	0	223,554	331
Convertible Preferred Securities Industrials	0	0	0	0	0	0	0	0	0	0

	$1,433,201	$24,119	$(96,101)	$807	$1,567	$(1,408)	$30,819	$(10,333)	$1,382,671	$(376)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(13,392)	$0	$0	$0	$0	$1,433	$0	$0	$(11,959)	$1,432

Totals	$1,419,809	$24,119	$(96,101)	$807	$1,567	$25	$30,819	$(10,333)	$1,370,712	$1,056

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$76,646	Benchmark Pricing	Base Price	90.45 - 97.20
	321,685	Third Party Vendor	Broker Quote	100.13 - 103.00
Corporate Bonds & Notes
Banking & Finance	61,028	Benchmark Pricing	Base Price	100.88 - 111.00
	126,639	Third Party Vendor	Broker Quote	102.79 - 113.19
Industrials	9,297	Benchmark Pricing	Base Price	105.52
	683	Other Valuation Techniques (4)	—	—
	97,994	Third Party Vendor	Broker Quote	105.50 - 116.25
Utilities	80	Third Party Vendor	Broker Quote	94.00
Municipal Bonds & Notes
Ohio	43,566	Benchmark Pricing	Base Price	94.00
U.S. Government Agencies	24,993	Benchmark Pricing	Base Price	96.09 - 110.81
	1,983	Other Valuation Techniques (4)	—	—
	13,048	Third Party Vendor	Broker Quote	100.25
Mortgage-Backed Securities	105,164	Benchmark Pricing	Base Price	0.20 - 111.50
	276,311	Third Party Vendor	Broker Quote	86.00 - 100.88
Asset-Backed Securities	190,636	Benchmark Pricing	Base Price	94.08 - 100.00
	32,918	Third Party Vendor	Broker Quote	100.98
Convertible Preferred Securities Industrials	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(11,959)	Indicative Market Quotation	Broker Quote	0.16 - 0.18

Total	$1,370,712

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.7%
BANKING & FINANCE 10.1%
American International Group, Inc.
4.250% due 09/15/2014	$265	$275
5.050% due 10/01/2015	10,300	11,174
5.450% due 05/18/2017	14,500	16,007
8.250% due 08/15/2018	6,800	8,448
Bank of America Corp.
5.750% due 08/15/2016	375	408
Bank of America N.A.
6.000% due 10/15/2036	9,200	10,273
Citigroup, Inc.
2.275% due 08/13/2013	2,600	2,606
4.750% due 05/19/2015	251	266
5.000% due 09/15/2014	6,090	6,330
5.500% due 10/15/2014	15,681	16,497
5.850% due 07/02/2013	700	700
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	7,200	7,303
Goldman Sachs Group, Inc.
1.273% due 02/07/2014	7,600	7,621
GSPA Monetization Trust
6.422% due 10/09/2029	9,381	9,643
HCP, Inc.
5.650% due 12/15/2013	2,300	2,351
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,523
HSBC Finance Corp.
6.676% due 01/15/2021	1,585	1,754
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	5,264
6.750% due 09/01/2016	2,000	2,170
JPMorgan Chase & Co.
4.650% due 06/01/2014	28,100	29,114
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017	4,400	4,971
6.875% due 04/25/2018	23,900	27,526
Morgan Stanley
0.757% due 10/15/2015	3,700	3,630
4.100% due 01/26/2015	30,000	31,304
4.750% due 04/01/2014	250	256
5.375% due 10/15/2015	300	321
6.000% due 04/28/2015	10,400	11,154
NYSE Euronext
2.000% due 10/05/2017	185	184
Principal Life Income Funding Trusts
5.550% due 04/27/2015	4,000	4,342
Prudential Financial, Inc.
4.750% due 09/17/2015	185	199
SLM Corp.
4.000% due 07/25/2014	2,000	2,013
5.000% due 04/15/2015	30,000	31,050
6.250% due 01/25/2016	9,700	10,318
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	7,800	8,063

		278,058

INDUSTRIALS 1.4%
Comcast Corp.
5.900% due 03/15/2016	205	231
CRH America, Inc.
5.300% due 10/15/2013	170	172
Daimler Finance North America LLC
1.472% due 09/13/2013	700	701
1.608% due 07/11/2013	6,000	6,002
General Mills, Inc.
5.250% due 08/15/2013	8,000	8,044
Mondelez International, Inc.
5.250% due 10/01/2013	20,000	20,236
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	2,396
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	127

UAL Pass-Through Trust
9.190% due 12/24/2013 ^	3,316	1,670

		39,579

UTILITIES 0.2%
Entergy Corp.
3.625% due 09/15/2015	5,400	5,597

Total Corporate Bonds & Notes (Cost $309,264)		323,234

MUNICIPAL BONDS & NOTES 10.1%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,491

CALIFORNIA 4.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,170
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,200	1,489
7.043% due 04/01/2050	3,900	4,972
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,889
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,224
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	365	471
7.500% due 04/01/2034	4,300	5,578
7.550% due 04/01/2039	6,200	8,308
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,388
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,229
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	123
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,694
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,508
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	6,300	6,831
5.000% due 07/01/2028	5,345	5,778
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,099
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,077
Los Angeles, California Wastewater System Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 06/01/2034	38,000	40,910
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,132
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	222
7.021% due 08/01/2040	300	336
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030	1,000	1,094
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,461
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	7,384
6.583% due 05/15/2049	3,800	4,510
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	600	717

		115,594

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	110	133

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	669
6.899% due 12/01/2040	7,100	8,249
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	2,000	2,305

		11,223

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	615	591

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	109

MICHIGAN 0.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.375% due 10/15/2041	5,000	5,170

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,600	2,895

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	2,988
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,870

		5,858

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2016	3,355	3,172
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,180	4,097

		7,269

NEW YORK 3.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,200	1,609
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	15,493
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,201
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	100	114
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	1,200	1,252
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2044	44,000	45,814
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,494
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	10,000	11,519
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,209

		88,705

OHIO 0.2%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	4,660
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,325

		5,985

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,236

TEXAS 0.6%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,400	7,370
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	6,500	7,370
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,250

		15,990

WASHINGTON 0.6%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	10,000	9,903

Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	5,000	5,753

		15,656

Total Municipal Bonds & Notes (Cost $261,233)		279,905

U.S. GOVERNMENT AGENCIES 53.3%
Fannie Mae
0.253% due 12/25/2036	503	498
0.503% due 04/25/2037	1,423	1,430
0.643% due 09/25/2035 - 12/25/2041	3,175	3,204
0.644% due 10/25/2022	31	31
0.669% due 05/25/2023	27	27
0.719% due 02/25/2022	11	11
0.769% due 01/25/2022	25	25
0.819% due 08/25/2022	25	25
0.823% due 05/25/2040	5,937	6,017
0.875% due 08/28/2017 - 05/21/2018	51,800	50,593
0.919% due 04/25/2022 - 09/25/2022	27	28
0.943% due 11/25/2039 - 01/25/2040	1,042	1,056
1.250% due 01/30/2017	3,000	3,020
1.374% due 07/01/2044	266	270
2.310% due 08/01/2022 - 01/01/2035	1,027	1,037
2.500% due 07/01/2028	4,000	4,019
2.571% due 05/25/2035	287	295
2.630% due 10/10/2024	165	152
3.000% due 08/01/2027 - 08/01/2043	70,641	69,371
3.327% due 04/01/2041	164	172
3.330% due 11/01/2021	292	312
3.500% due 01/01/2026 - 07/01/2043	15,477	15,808
3.980% due 07/01/2021	118,300	125,176
4.000% due 08/01/2025 - 08/01/2043	98,341	102,392
4.500% due 09/01/2018 - 08/01/2043	257,792	273,035
4.829% due 09/01/2035	139	149
5.000% due 02/13/2017 - 07/01/2043	18,164	19,688
5.375% due 06/12/2017	2,800	3,244
5.500% due 03/01/2022 - 08/01/2043	77,891	84,646
6.000% due 05/01/2017 - 02/01/2040	31,224	34,077
6.062% due 12/25/2042	554	620
6.500% due 04/01/2014 - 06/25/2044	412	470
7.000% due 05/01/2014 - 09/25/2020	2	3
8.000% due 04/01/2015 - 10/01/2030	2	2
9.000% due 12/01/2017 - 06/25/2018	3	3
9.250% due 07/25/2019	42	48
10.000% due 11/01/2021	1	1
Freddie Mac
0.343% due 07/15/2019 - 08/15/2019	3,246	3,248
0.750% due 01/12/2018	68,000	65,911
0.803% due 07/15/2037	12,012	12,127
0.875% due 03/07/2018	900	872
0.943% due 08/15/2036	5,026	5,077
1.000% due 03/08/2017 - 09/29/2017	64,300	63,761
1.250% due 05/12/2017 - 10/02/2019	9,300	8,956
1.374% due 02/25/2045	275	278
1.750% due 05/30/2019	800	789
2.220% due 02/01/2023	25	26
2.384% due 12/01/2022	158	168
2.533% due 07/01/2030	37	38
3.000% due 08/01/2019 - 11/01/2042	106,555	106,756
3.750% due 03/27/2019	2,000	2,201
4.000% due 04/01/2024 - 07/01/2043	200,612	208,783
4.500% due 02/01/2029 - 11/01/2041	26,000	27,495
5.000% due 02/15/2032 - 07/01/2040	359	381
5.500% due 03/15/2014 - 07/01/2039	4,499	4,861
6.000% due 02/01/2016 - 06/01/2039	15,277	16,597
7.000% due 07/15/2022	424	480
7.500% due 01/15/2023	1,101	1,260
8.000% due 11/01/2025 - 06/15/2030	611	724
9.000% due 12/15/2020	30	33
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	4	4
10.000% due 03/01/2021	2	3
Ginnie Mae
0.593% due 04/16/2029 - 06/16/2031	45	45
0.793% due 02/16/2030	48	48
1.625% due 01/20/2024 - 12/20/2029	995	1,040
1.750% due 06/20/2023 - 07/20/2030	748	783
2.000% due 09/20/2024 - 07/20/2027	412	430
3.000% due 07/01/2043	28,000	27,672
3.500% due 07/01/2043	88,000	90,243
4.000% due 07/01/2043	2,000	2,096
5.000% due 07/15/2034 - 07/01/2043	15,240	16,463
6.000% due 01/15/2024	3	3
7.500% due 09/15/2014 - 09/15/2025	9	9
8.000% due 01/15/2022 - 08/15/2024	24	27
9.000% due 11/15/2017	6	7
9.500% due 01/20/2019 - 12/15/2021	4	5

Small Business Administration
7.970% due 01/25/2025	93	97

Total U.S. Government Agencies (Cost $1,470,113)		1,470,753

U.S. TREASURY OBLIGATIONS 28.8%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	1,945	1,997
0.125% due 01/15/2022	411	402
0.125% due 07/15/2022	8,494	8,302
0.625% due 07/15/2021	480	495
0.625% due 02/15/2043	8,496	7,141
0.750% due 02/15/2042	32,829	28,905
1.125% due 01/15/2021	532	568
1.250% due 07/15/2020	746	811
1.375% due 07/15/2018	421	459
1.375% due 01/15/2020	220	240
1.750% due 01/15/2028	34,343	38,467
1.875% due 07/15/2019	871	983
2.000% due 01/15/2026	4,101	4,735
2.125% due 01/15/2019	650	735
2.125% due 02/15/2040	18,505	22,476
2.375% due 01/15/2017	288	320
2.375% due 01/15/2025	8,142	9,699
2.375% due 01/15/2027	317	381
2.500% due 01/15/2029 (h)	41,916	51,651
3.625% due 04/15/2028	8,483	11,771
3.875% due 04/15/2029	10,750	15,488
U.S. Treasury Notes
0.625% due 11/30/2017	7,400	7,211
0.625% due 04/30/2018	65,900	63,663
0.750% due 10/31/2017	4,745	4,654
0.750% due 12/31/2017	20,100	19,659
0.750% due 02/28/2018	180,800	176,315
0.750% due 03/31/2018	43,300	42,133
0.875% due 07/31/2019 (h)(j)	11,600	11,044
1.000% due 06/30/2019	1,700	1,634
1.125% due 03/31/2020 (h)	4,505	4,290
1.125% due 04/30/2020	6,200	5,893
1.250% due 04/30/2019	265	259
1.250% due 10/31/2019	19,205	18,624
1.250% due 02/29/2020	15,500	14,914
1.375% due 02/28/2019	525	519
1.500% due 08/31/2018 (h)(j)	4,800	4,813
1.625% due 11/15/2022 (h)(j)	125,500	117,088
1.750% due 05/15/2022 (j)	60	57
1.750% due 05/15/2023	24,700	23,120
2.000% due 02/15/2022 (h)	5,080	4,966
2.000% due 02/15/2023	65,900	63,380
2.125% due 08/15/2021	4,000	3,982
2.250% due 07/31/2018	370	385

Total U.S. Treasury Obligations (Cost $818,245)		794,629

MORTGAGE-BACKED SECURITIES 8.1%
American Home Mortgage Investment Trust
2.416% due 02/25/2045	1,108	1,106
Banc of America Funding Corp.
2.639% due 05/25/2035	1,559	1,569
Banc of America Large Loan Trust
2.493% due 11/15/2015	6,792	6,814
BCRR Trust
5.858% due 07/17/2040	1,400	1,547
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	451	459
2.996% due 01/25/2035	3,321	3,120
5.374% due 02/25/2036	1,792	1,680
Bear Stearns Alt-A Trust
2.709% due 05/25/2035	3,436	3,160
2.864% due 09/25/2035	490	403
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	500	549
5.405% due 12/11/2040	9,900	10,622
5.700% due 06/11/2050	4,000	4,569
Bear Stearns Mortgage Funding Trust
0.383% due 01/25/2037	9,208	6,628
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035	1,739	1,698
2.570% due 10/25/2035	530	511
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.392% due 07/15/2044	9,900	10,650
Countrywide Alternative Loan Trust
0.373% due 05/25/2047	2,165	1,649

Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035	44	41
2.783% due 02/20/2036	721	621
Credit Suisse First Boston Mortgage Securities Corp.
2.476% due 09/25/2033	7,782	7,779
4.848% due 06/25/2032	58	57
Credit Suisse Mortgage Capital Certificates
0.363% due 10/15/2021	3,071	3,022
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040	1,200	1,295
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	17,823
DLJ Acceptance Trust
11.000% due 08/01/2019	5	5
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	209
5.444% due 03/10/2039	2,200	2,441
GS Mortgage Securities Trust
1.731% due 03/06/2020	18,200	18,246
2.716% due 02/10/2021	11,796	11,900
GSR Mortgage Loan Trust
2.796% due 01/25/2036 ^	3	3
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	12	14
HomeBanc Mortgage Trust
0.443% due 03/25/2035	8,370	6,804
0.463% due 10/25/2035	6,284	5,266
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	20	18
IndyMac Mortgage Loan Trust
4.814% due 11/25/2035 ^	2,977	2,450
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051	1,700	1,848
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	5,000	5,299
4.158% due 01/12/2039	2,054	2,082
5.336% due 05/15/2047	3,700	4,090
5.420% due 01/15/2049	500	556
5.440% due 06/12/2047	1,300	1,446
JPMorgan Mortgage Trust
4.479% due 02/25/2035	19	19
5.263% due 07/25/2035	2,875	2,959
Merrill Lynch Floating Trust
0.731% due 07/09/2021	22,723	22,662
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	771
5.485% due 03/12/2051	2,900	3,221
Morgan Stanley Capital Trust
5.378% due 11/14/2042	9,600	10,336
5.610% due 04/15/2049	1,556	1,584
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036	9,265	8,392
5.500% due 08/25/2035	1,800	1,833
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045	1,700	1,911
Prime Mortgage Trust
0.593% due 02/25/2019	9	9
0.593% due 02/25/2034	325	316
RBSSP Resecuritization Trust
0.443% due 02/26/2037	3,594	3,251
Residential Funding Mortgage Securities, Inc. Trust
4.004% due 02/25/2036 ^	387	321
Sequoia Mortgage Trust
0.832% due 04/19/2027	2,165	1,990
Structured Asset Mortgage Investments Trust
0.852% due 09/19/2032	319	306
Structured Asset Securities Corp.
2.352% due 01/25/2032	46	40
2.584% due 02/25/2032	40	41
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	363
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	1,705	1,691
5.342% due 12/15/2043	3,800	4,235
WaMu Mortgage Pass-Through Certificates
0.483% due 10/25/2045	619	563
1.368% due 11/25/2042	232	213
2.425% due 05/25/2035	252	251
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 07/25/2037	550	429
2.619% due 01/25/2035	37	37
2.624% due 12/25/2034	2,836	2,880
2.641% due 03/25/2036	2,721	2,660

WFRBS Commercial Mortgage Trust
2.684% due 11/15/2044	150	155

Total Mortgage-Backed Securities (Cost $215,917)		223,488

ASSET-BACKED SECURITIES 3.0%
Ally Auto Receivables Trust
1.550% due 08/17/2015	60	60
AmeriCredit Automobile Receivables Trust
1.170% due 01/08/2016	146	147
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.643% due 01/25/2036	4,000	3,177
Amortizing Residential Collateral Trust
0.733% due 06/25/2032	451	421
Asset-Backed Securities Corp. Home Equity Loan Trust
1.438% due 08/15/2033	3,987	3,691
Bank of America Auto Trust
2.670% due 12/15/2016	29	29
Bear Stearns Asset-Backed Securities Trust
0.253% due 01/25/2037	494	485
0.283% due 06/25/2047	150	149
Carrington Mortgage Loan Trust
0.653% due 06/25/2035	6,619	5,727
Citibank Omni Master Trust
2.943% due 08/15/2018	28,800	29,584
Countrywide Asset-Backed Certificates
0.603% due 05/25/2036	2,593	2,572
EMC Mortgage Loan Trust
0.933% due 05/25/2040	909	853
First Franklin Mortgage Loan Trust
0.453% due 11/25/2036	11,060	10,650
0.703% due 09/25/2035	3,131	3,074
Fremont Home Loan Trust
0.253% due 01/25/2037	72	38
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	107	101
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036	21	9
Nissan Auto Receivables Owner Trust
1.310% due 09/15/2016	75	75
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 07/25/2035	7,000	6,499
Quest Trust
0.313% due 08/25/2036	1,147	1,105
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^	828	244
SLM Student Loan Trust
2.350% due 04/15/2039	1,227	1,231
2.843% due 12/16/2019	1,000	1,021
SMS Student Loan Trust
0.466% due 10/28/2028	3,080	3,062
0.476% due 04/28/2029	2,257	2,246
Structured Asset Investment Loan Trust
1.093% due 09/25/2034	3,500	3,102
1.318% due 07/25/2033	4,457	3,898
Structured Asset Securities Corp.
0.773% due 01/25/2033	126	118
World Omni Auto Receivables Trust
1.110% due 05/15/2015	44	44

Total Asset-Backed Securities (Cost $83,457)		83,412

	SHARES
PREFERRED SECURITIES 2.5%
BANKING & FINANCE 0.6%
DG Funding Trust
2.534% due 07/29/2013 (c)	1,568	11,094
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)	4,000	4,821

		15,915

UTILITIES 1.9%
Qwest Corp.
7.375% due 06/01/2051	2,000,000	52,920

Total Preferred Securities (Cost $71,692)		68,835

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS (e) 0.4%		9,900

U.S. TREASURY BILLS 0.5%
0.028% due 08/08/2013 - 08/22/2013 (a)(f)(j)	$14,882	14,882

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 3.0%
PIMCO Short-Term Floating NAV Portfolio	985	10
PIMCO Short-Term Floating NAV Portfolio III	8,207,387	82,000

		82,010

Total Short-Term Instruments (Cost $106,800)		106,792

Total Investments 121.4% (Cost $3,336,721)		$3,351,048
Written Options (g)(i) (0.3%) (Premiums $3,804)		(8,341)
Other Assets and Liabilities (Net) (21.1%)		(581,557)

Net Assets 100.0%		$2,761,150

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$9,900	U.S. Treasury Bonds 2.750% due 08/15/2042	$(10,317)	$9,900	$9,900

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $107,018 at a weighted average interest rate of (0.148%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2043	$12,000	$13,056	$(13,044)

				$13,056	$(13,044)

(f)	Securities with an aggregate market value of $8,101 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	238	$139	$(684)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	238	70	(7)

				$209	$(691)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	962	$(1,446)
90-Day Eurodollar June Futures	Long	06/2015	1,534	(477)
90-Day Eurodollar March Futures	Long	03/2016	309	(567)
90-Day Eurodollar September Futures	Long	09/2014	31	3
90-Day Eurodollar September Futures	Long	09/2015	2,058	(2,738)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	342	(1,072)

				$(6,297)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$35,600	$(550)	$(508)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	364,100	1,272	(916)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	238,600	32,684	18,342

					$33,406	$16,918

(h)	Securities with an aggregate market value of $22,777 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	$108,000	$378	$0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	38,900	275	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	66,000	509	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013	14,500	9	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013	14,500	86	(480)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	10,400	27	(167)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	3,400	2	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013	14,200	15	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013	14,200	81	(404)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	3,400	9	(74)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	14,900	49	(239)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013	59,900	165	(1,078)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	34,000	19	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.000%	09/03/2013	19,800	20	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013	96,600	116	(39)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	34,000	86	(742)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013	75,800	373	(1,089)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013	96,600	232	(870)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	14,200	6	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013	14,200	55	(404)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.700%	07/18/2013	36,100	11	0
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.000%	07/18/2013	36,100	108	(1,058)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	1,800	7	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	1,800	12	(27)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	6,400	29	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	6,400	46	(97)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	19,200	92	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	19,200	83	(292)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	9,500	30	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	9,500	34	(145)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	15,100	76	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	15,100	107	(230)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	8,900	27	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	8,900	30	(135)

							$3,204	$(7,577)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-20 5-Year Index	BOA	Buy	0.650%	09/18/2013	$7,600	$4	$(3)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.650%	09/18/2013	7,600	5	(3)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.700%	09/18/2013	5,000	4	(3)

						$13	$(9)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$7,000	$59	$(11)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	151	(26)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,500	84	(11)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	19	(4)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	65	(12)

						$378	$(64)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums (Received)	Unrealized Appreciation
General Electric Capital Corp.	BOA	1.000%	03/20/2016	0.709%	$4,600	$37	$(56)	$93
Goldman Sachs Group, Inc.	BOA	1.000%	09/20/2014	0.751%	15,000	51	(258)	309
MetLife, Inc.	CBK	1.000%	12/20/2015	0.681%	3,800	31	(138)	169
MetLife, Inc.	DUB	1.000%	09/20/2015	0.613%	15,000	134	(985)	1,119
MetLife, Inc.	GST	1.000%	09/20/2015	0.613%	1,000	9	(64)	73
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.665%	6,100	52	(178)	230

						$314	$(1,679)	$1,993

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	$1,833	$28	$0	$28
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	3,954	62	0	62

					$90	$0	$90

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $7,195 have been pledged as collateral for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$268,415	$9,643	$278,058
Industrials	0	39,579	0	39,579
Utilities	0	5,597	0	5,597
Municipal Bonds & Notes
Arizona	0	1,491	0	1,491
California	0	115,594	0	115,594
Florida	0	133	0	133
Illinois	0	11,223	0	11,223
Iowa	0	591	0	591
Massachusetts	0	109	0	109
Michigan	0	5,170	0	5,170
Nebraska	0	2,895	0	2,895
Nevada	0	5,858	0	5,858
New Jersey	0	7,269	0	7,269
New York	0	88,705	0	88,705
Ohio	0	5,985	0	5,985
Tennessee	0	3,236	0	3,236
Texas	0	15,990	0	15,990
Washington	0	15,656	0	15,656
U.S. Government Agencies	0	1,470,753	0	1,470,753
U.S. Treasury Obligations	0	794,629	0	794,629
Mortgage-Backed Securities	0	209,740	13,748	223,488
Asset-Backed Securities	0	83,412	0	83,412
Preferred Securities
Banking & Finance	0	4,821	11,094	15,915
Utilities	52,920	0	0	52,920
Short-Term Instruments
Repurchase Agreements	0	9,900	0	9,900
U.S. Treasury Bills	0	14,882	0	14,882
Central Funds Used for Cash Management Purposes	82,010	0	0	82,010
	$134,930	$3,181,633	$34,485	$3,351,048

Short Sales, at value
U.S. Government Agencies	$0	$(13,044)	$0	$(13,044)

Financial Derivative Instruments - Assets
Credit Contracts	$0	$2,083	$0	$2,083
Interest Rate Contracts	3	18,342	0	18,345
	$3	$20,425	$0	$20,428

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(6,300)	$(9,701)	$(64)	$(16,065)

Totals	$128,633	$3,179,313	$34,421	$3,342,367

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$9,885	$0	$(37)	$(1)	$0	$(204)	$0	$0	$9,643	$(203)
Mortgage-Backed Securities	13,830	0	0	1	0	(83)	0	0	13,748	(83)
Preferred Securities
Banking & Finance	11,392	0	0	0	0	(298)	0	0	11,094	(298)

	$35,107	$0	$(37)	$0	$0	$(585)	$0	$0	$34,485	$(584)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(71)	$0	$0	$0	$0	$7	$0	$0	$(64)	$7

Totals	$35,036	$0	$(37)	$0	$0	$(578)	$0	$0	$34,421	$(577)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$9,643	Third Party Vendor	Broker Quote	102.79
Mortgage-Backed Securities	1,848	Benchmark Pricing	Base Price	111.00
	11,900	Third Party Vendor	Broker Quote	100.88
Preferred Securities
Banking & Finance	11,094	Benchmark Pricing	Base Price	$ 7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(64)	Indicative Market Quotation	Broker Quote	0.16 - 0.18

Total	$34,421

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Dell, Inc.
5.000% - 6.250% due 11/06/2013	$2,900	$2,892
Springleaf Financial Funding Co.
5.500% due 05/10/2017	15,141	15,181

Total Bank Loan Obligations (Cost $18,096)		18,073

CORPORATE BONDS & NOTES 13.0%
BANKING & FINANCE 11.2%
Ally Financial, Inc.
3.672% due 06/20/2014	800	811
4.500% due 02/11/2014	11,900	12,031
4.625% due 06/26/2015	1,700	1,743
5.500% due 02/15/2017	2,000	2,098
6.750% due 12/01/2014	1,900	2,005
7.500% due 12/31/2013	3,200	3,288
8.300% due 02/12/2015	36,999	39,959
American Express Bank FSB
6.000% due 09/13/2017	3,700	4,266
American International Group, Inc.
4.875% due 09/15/2016	140	153
5.050% due 10/01/2015	400	434
8.250% due 08/15/2018	6,600	8,200
Australia & New Zealand Banking Group Ltd.
2.400% due 11/23/2016	2,800	2,900
Banco do Brasil S.A.
2.963% due 07/02/2014	3,100	3,124
3.875% due 10/10/2022	7,000	6,152
Banco Santander Brasil S.A.
4.250% due 01/14/2016	600	609
4.500% due 04/06/2015	500	505
4.625% due 02/13/2017	2,200	2,244
Bank of America Corp.
0.605% due 08/15/2016	1,400	1,352
6.500% due 08/01/2016	17,500	19,741
Bank of America N.A.
0.553% due 06/15/2016	2,400	2,316
Bank of Montreal
1.950% due 01/30/2018	400	409
2.850% due 06/09/2015	2,000	2,083
Bank of Nova Scotia
1.650% due 10/29/2015	2,200	2,244
1.950% due 01/30/2017	2,000	2,045
BBVA Bancomer S.A.
4.500% due 03/10/2016	1,300	1,355
6.500% due 03/10/2021	2,600	2,743
7.250% due 04/22/2020	3,300	3,613
Bear Stearns Cos. LLC
6.400% due 10/02/2017	8,900	10,272
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	85	85
BPCE S.A.
2.375% due 10/04/2013	900	904
CIT Group, Inc.
4.250% due 08/15/2017	145	146
5.250% due 04/01/2014	9,000	9,157
Citigroup, Inc.
0.544% due 06/09/2016	5,500	5,311
1.727% due 01/13/2014	3,600	3,621
4.875% due 05/07/2015	3,200	3,377
5.000% due 09/15/2014	335	348
5.500% due 10/15/2014	6,000	6,305
5.850% due 07/02/2013	700	700
Commonwealth Bank of Australia
1.073% due 09/18/2015	400	404
Countrywide Financial Corp.
6.250% due 05/15/2016	445	486
Credit Agricole S.A.
8.375% due 10/13/2019 (d)	7,600	8,084
Credit Suisse
2.200% due 01/14/2014	1,900	1,917
Dexia Credit Local S.A.
0.756% due 04/29/2014	9,800	9,818
Export-Import Bank of Korea
4.000% due 01/29/2021	9,500	9,464
5.875% due 01/14/2015	14,500	15,444

Fifth Third Bancorp
0.692% due 12/20/2016		1,200	1,179
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	543
8.000% due 12/15/2016		3,500	4,107
8.700% due 10/01/2014		2,500	2,726
12.000% due 05/15/2015		7,600	9,018
Goldman Sachs Group, Inc.
4.750% due 07/15/2013		790	791
GSPA Monetization Trust
6.422% due 10/09/2029		19,337	19,876
HSBC Bank PLC
2.000% due 01/19/2014		2,000	2,017
ING Bank NV
2.000% due 10/18/2013		1,200	1,205
International Lease Finance Corp.
5.625% due 09/20/2013		3,000	3,028
5.750% due 05/15/2016		140	145
6.750% due 09/01/2016		2,000	2,170
Intesa Sanpaolo SpA
2.674% due 02/24/2014		4,700	4,718
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	200	260
0.893% due 02/26/2016		$4,800	4,793
1.322% due 03/20/2015		12,100	12,196
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,409
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,887
Korea Finance Corp.
3.250% due 09/20/2016		800	830
LBG Capital PLC
7.869% due 08/25/2020	GBP	500	776
Lloyds TSB Bank PLC
9.875% due 12/16/2021		$2,473	2,850
Macquarie Bank Ltd.
6.625% due 04/07/2021		9,700	10,275
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	12,553
Merrill Lynch & Co., Inc.
0.499% due 05/30/2014	EUR	8,400	10,912
6.400% due 08/28/2017		$4,000	4,519
6.500% due 07/15/2018		200	225
6.875% due 04/25/2018		1,970	2,269
Morgan Stanley
4.750% due 04/01/2014		195	199
National Australia Bank Ltd.
0.998% due 04/11/2014		8,200	8,246
National Bank of Canada
2.200% due 10/19/2016		1,900	1,964
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,798
Nordea Bank AB
2.125% due 01/14/2014		900	908
Petrobras Global Finance BV
2.414% due 01/15/2019		800	786
3.000% due 01/15/2019		1,000	931
ProLogis LP
7.375% due 10/30/2019		100	120
Rabobank Group
6.875% due 03/19/2020	EUR	11,000	15,464
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$170	173
5.000% due 11/12/2013		1,990	2,003
6.400% due 10/21/2019		140	156
6.990% due 10/05/2017 (d)		4,400	4,158
Santander Holdings USA, Inc.
3.000% due 09/24/2015		125	128
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		2,000	2,012
SLM Corp.
5.000% due 10/01/2013		410	413
6.250% due 01/25/2016		500	532
Springleaf Finance Corp.
6.900% due 12/15/2017		4,300	4,241
State Bank of India
4.500% due 07/27/2015		2,600	2,711
Temasek Financial Ltd.
4.300% due 10/25/2019		2,300	2,490
UBS AG
1.276% due 01/28/2014		756	760
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,811
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		1,000	1,043

Wachovia Capital Trust
5.570% due 07/29/2013 (d)		25,000	24,562
XL Group PLC
6.500% due 04/15/2017 (d)		220	216

			418,368

INDUSTRIALS 1.4%
Anglo American Capital PLC
2.150% due 09/27/2013		100	100
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		971	1,005
CSN Resources S.A.
6.500% due 07/21/2020		6,000	5,873
Darling International, Inc.
8.500% due 12/15/2018		15	17
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		200	211
GCI, Inc.
8.625% due 11/15/2019		15	15
General Mills, Inc.
5.250% due 08/15/2013		120	121
Gerdau Holdings, Inc.
7.000% due 01/20/2020		6,500	6,890
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	313
Petrobras International Finance Co.
3.875% due 01/27/2016		$8,600	8,890
7.875% due 03/15/2019		14,120	16,392
Rohm & Haas Co.
6.000% due 09/15/2017		2,000	2,282
SM Energy Co.
6.625% due 02/15/2019		15	16
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028		7,400	9,017

			51,142

UTILITIES 0.4%
AES Corp.
8.000% due 10/15/2017		3	3
Alltel Corp.
6.500% due 11/01/2013		145	148
CMS Energy Corp.
6.250% due 02/01/2020		70	81
6.875% due 12/15/2015		250	281
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,000	1,058
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		700	743
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		950	964
Petroleos Mexicanos
8.000% due 05/03/2019		2,400	2,916
Puget Energy, Inc.
6.000% due 09/01/2021		280	301
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	209
5.000% due 10/19/2025		4,300	4,386
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		2,900	3,292
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	4,000	40
1.850% due 07/28/2014		19,000	193

			14,615

Total Corporate Bonds & Notes (Cost $463,016)			484,125

MUNICIPAL BONDS & NOTES 4.0%
CALIFORNIA 1.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		$1,000	1,170
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		1,100	1,364
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		1,000	1,112
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		1,500	1,946
7.550% due 04/01/2039		1,500	2,010
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		6,700	9,006
7.950% due 03/01/2036		9,200	10,927

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	1,878
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	123
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,500	3,068
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,077
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,132
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	222
7.021% due 08/01/2040	300	336
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	4,400	5,532

		40,903

FLORIDA 0.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,000	2,145

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,000	1,068

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,188
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	6,300	6,645

		7,833

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,100	2,339

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,600	3,378

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	4,657
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,201
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2039	10,000	10,616
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,100	1,279
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,043
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	17,500	19,292
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2033	17,800	18,985
5.000% due 03/15/2041	4,500	4,716
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	2,800	3,046

		64,835

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	1,100	1,273

TEXAS 0.7%
Lower Colorado River Authority, Texas Revenue Bonds, Series 2011
5.000% due 05/15/2041	20,100	20,651
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	3,800
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,667

		26,118

Total Municipal Bonds & Notes (Cost $145,095)		149,892

U.S. GOVERNMENT AGENCIES 37.0%
Fannie Mae
0.253% due 07/25/2037	1,287	1,220
0.443% due 05/25/2037	169	169

0.503% due 04/25/2037	1,395	1,401
0.553% due 03/25/2037	266	268
0.643% due 09/25/2035	3,048	3,076
0.793% due 05/25/2040	3,500	3,530
0.875% due 08/28/2017 - 05/21/2018	13,600	13,240
1.093% due 07/25/2039	440	446
1.125% due 04/27/2017	4,200	4,189
1.250% due 01/30/2017	1,600	1,611
1.374% due 07/01/2044	227	230
1.894% due 08/01/2035	1,669	1,741
2.225% due 01/01/2035	340	362
2.310% due 08/01/2022	200	191
2.322% due 03/01/2033	22	24
2.499% due 07/01/2035	1,832	1,945
2.500% due 07/01/2028	42,000	42,203
2.542% due 08/01/2035	644	684
2.544% due 04/01/2038	328	349
2.566% due 04/01/2038	161	171
2.571% due 05/25/2035	230	236
2.639% due 04/01/2038	116	124
2.663% due 07/01/2034	16	17
2.674% due 09/01/2034	221	234
2.870% due 09/01/2027	3,400	3,062
3.000% due 07/01/2028 - 08/01/2043	124,000	122,175
3.334% due 01/25/2019	2,500	2,610
3.500% due 10/01/2025 - 07/01/2043	23,787	24,362
4.000% due 07/01/2028 - 08/01/2043	258,318	269,075
4.500% due 08/01/2018 - 08/01/2043	299,751	318,014
4.829% due 09/01/2035	139	149
5.000% due 05/11/2017 - 08/01/2043	22,696	24,497
5.375% due 06/12/2017	700	811
5.500% due 12/01/2018 - 08/01/2043	134,478	146,457
5.809% due 02/01/2031	2	2
5.825% due 09/01/2037	91	99
6.000% due 10/01/2016 - 07/01/2043	31,001	33,728
6.500% due 07/01/2014 - 06/25/2044	263	295
7.000% due 08/01/2016 - 10/01/2031	10	12
7.500% due 09/01/2015 - 02/01/2027	163	184
Freddie Mac
0.343% due 07/15/2019 - 08/15/2019	2,960	2,961
0.875% due 03/07/2018	4,100	3,972
0.903% due 10/15/2037	56	57
1.000% due 03/08/2017 - 09/29/2017	35,700	35,411
1.250% due 05/12/2017 - 10/02/2019	9,100	8,717
1.374% due 02/25/2045	223	226
1.750% due 05/30/2019	800	789
2.375% due 01/13/2022	2,000	1,946
2.384% due 12/01/2022	26	27
2.533% due 07/01/2030	11	11
2.639% due 04/01/2033	4	5
2.663% due 04/01/2038	355	379
3.095% due 08/15/2032	297	311
3.500% due 10/01/2025 - 11/01/2025	230	241
3.750% due 03/27/2019	800	881
4.000% due 08/01/2030 - 08/01/2043	53,411	55,609
4.500% due 02/01/2029 - 07/01/2043	88,908	94,327
5.000% due 10/01/2039	72	80
5.500% due 06/01/2019 - 01/01/2039	3,115	3,350
6.000% due 02/01/2016 - 07/01/2043	12,576	13,641
6.500% due 05/01/2016 - 05/15/2032	9,454	10,593
7.000% due 02/15/2027 - 07/01/2029	794	910
7.500% due 09/01/2025	6	7
Ginnie Mae
0.793% due 02/16/2030	60	61
1.625% due 01/20/2024 - 02/20/2032	903	943
1.750% due 06/20/2022 - 08/20/2027	273	286
3.000% due 06/15/2042 - 07/01/2043	54,000	53,403
3.500% due 12/15/2040 - 07/01/2043	37,000	37,986
4.000% due 09/20/2040 - 07/01/2043	2,120	2,224
5.000% due 03/15/2033 - 05/15/2042	13,294	14,388
6.000% due 04/15/2037	60	67
7.000% due 08/15/2031 - 02/20/2032	17	20
Small Business Administration
4.430% due 05/01/2029	9,839	10,647
5.130% due 09/01/2023	321	349
5.520% due 06/01/2024	1,961	2,177

Total U.S. Government Agencies (Cost $1,386,127)		1,380,195

U.S. TREASURY OBLIGATIONS 34.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017	2,457	2,522
0.125% due 01/15/2022	5,548	5,433
0.125% due 07/15/2022	36,605	35,776
0.125% due 01/15/2023	2,015	1,952
0.625% due 07/15/2021 (i)	143,206	147,844

0.625% due 02/15/2043		1,113	935
0.750% due 02/15/2042		58,351	51,376
1.125% due 01/15/2021		17,115	18,303
1.250% due 07/15/2020		10,450	11,352
1.375% due 01/15/2020		19,786	21,562
1.875% due 07/15/2019		1,198	1,351
2.125% due 01/15/2019		650	735
2.375% due 01/15/2025		1,234	1,470
2.375% due 01/15/2027		461	555
2.500% due 01/15/2029		53,180	65,532
3.625% due 04/15/2028		1,006	1,397
3.875% due 04/15/2029		7,214	10,393
U.S. Treasury Notes
0.625% due 11/30/2017		6,300	6,139
0.625% due 04/30/2018		53,200	51,394
0.750% due 12/31/2017		28,400	27,778
0.750% due 02/28/2018		126,600	123,460
0.750% due 03/31/2018 (i)(k)		48,500	47,193
0.875% due 01/31/2018		20,000	19,638
0.875% due 07/31/2019		100	95
1.000% due 06/30/2019 (i)(k)		30,500	29,309
1.000% due 08/31/2019		26,300	25,172
1.000% due 09/30/2019		9,600	9,176
1.000% due 11/30/2019		31,600	30,094
1.125% due 05/31/2019		16,700	16,202
1.125% due 12/31/2019		10,700	10,247
1.125% due 03/31/2020		41,600	39,614
1.125% due 04/30/2020		31,700	30,129
1.250% due 10/31/2019		26,600	25,796
1.250% due 02/29/2020		20,800	20,014
1.375% due 01/31/2020		38,200	37,121
1.375% due 05/31/2020		11,900	11,477
1.625% due 08/15/2022 (i)(k)		99,245	93,065
1.625% due 11/15/2022		110,900	103,466
1.750% due 05/15/2023 (g)		58,900	55,131
2.000% due 02/15/2022		5,500	5,377
2.000% due 02/15/2023		101,500	97,618
2.125% due 08/15/2021		5,200	5,176

Total U.S. Treasury Obligations (Cost $1,351,598)			1,298,369

MORTGAGE-BACKED SECURITIES 5.2%
Adjustable Rate Mortgage Trust
3.008% due 11/25/2035		7,827	7,861
American Home Mortgage Investment Trust
2.416% due 02/25/2045		872	870
Arran Residential Mortgages Funding PLC
1.603% due 05/16/2047	EUR	4,392	5,806
Banc of America Commercial Mortgage Trust
5.793% due 04/10/2049		$230	259
Banc of America Funding Corp.
2.639% due 05/25/2035		1,057	1,064
Banc of America Large Loan Trust
2.493% due 11/15/2015		894	897
Banc of America Mortgage Trust
3.108% due 09/25/2034		3,923	3,863
BCAP LLC Trust
5.340% due 03/26/2037		582	536
BCRR Trust
5.858% due 07/17/2040		1,450	1,602
Bear Stearns Adjustable Rate Mortgage Trust
2.677% due 02/25/2033		19	19
2.959% due 02/25/2033		52	46
3.082% due 01/25/2034		874	863
Bear Stearns Alt-A Trust
2.709% due 05/25/2035		2,151	1,978
2.864% due 09/25/2035		1,012	833
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,000	1,099
5.405% due 12/11/2040		140	150
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		4,509	3,422
2.653% due 12/26/2046		1,267	889
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		431	415
2.823% due 03/25/2034		54	54
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		215	238
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		1,683	1,370
0.373% due 05/25/2047		1,840	1,401
Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035		2,663	2,501
2.783% due 02/20/2036		584	503
2.915% due 11/25/2034		1,608	1,487

GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		1,599	1,651
Granite Master Issuer PLC
0.372% due 12/20/2054		13,523	13,117
0.392% due 12/20/2054		626	608
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		947	933
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	522
5.444% due 03/10/2039		3,000	3,328
GS Mortgage Securities Trust
5.396% due 08/10/2038		40	41
5.553% due 04/10/2038		140	153
GSR Mortgage Loan Trust
5.083% due 11/25/2035		1,332	1,300
Harborview Mortgage Loan Trust
2.765% due 07/19/2035		1,527	1,304
3.258% due 07/19/2035		2,609	2,560
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	2,133	2,796
HSI Asset Loan Obligation Trust
2.691% due 09/25/2037 ^		$7,441	5,530
Indus (Eclipse) PLC
0.674% due 01/25/2020	GBP	3,065	4,387
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		$10	9
IndyMac Mortgage Loan Trust
0.333% due 04/25/2037		12,993	12,022
2.434% due 01/25/2036		2,171	1,712
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		1,800	1,957
JPMorgan Chase Commercial Mortgage Securities Trust
0.568% due 07/15/2019		1,731	1,685
4.070% due 11/15/2043		1,200	1,272
5.336% due 05/15/2047		3,600	3,980
5.420% due 01/15/2049		120	133
5.440% due 06/12/2047		2,225	2,475
JPMorgan Mortgage Trust
6.500% due 07/25/2036		5,445	4,803
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,100	2,311
5.858% due 07/15/2040		90	100
Lehman Mortgage Trust
6.000% due 09/25/2037		6,391	5,993
MASTR Alternative Loan Trust
5.000% due 11/25/2018		3,101	3,144
MASTR Asset Securitization Trust
4.500% due 11/25/2018		1,642	1,682
Mellon Residential Funding Corp.
0.673% due 06/15/2030		1,145	1,127
Merrill Lynch Floating Trust
0.731% due 07/09/2021		4,825	4,812
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		1,133	984
0.443% due 11/25/2035		228	211
1.193% due 10/25/2035		301	298
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	661
5.485% due 03/12/2051		3,000	3,332
Morgan Stanley Capital Trust
4.970% due 12/15/2041		549	553
6.090% due 06/11/2049		1,725	1,948
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		1,300	1,461
Prime Mortgage Trust
0.593% due 02/25/2019		5	5
0.593% due 02/25/2034		168	163
Residential Accredit Loans, Inc. Trust
0.383% due 07/25/2036		4,000	2,809
3.723% due 12/25/2035		358	276
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	204	253
Structured Adjustable Rate Mortgage Loan Trust
5.271% due 07/25/2035 ^		$362	314
Structured Asset Mortgage Investments Trust
0.323% due 03/25/2037		2,647	1,956
0.442% due 07/19/2035		2,277	2,228
Structured Asset Securities Corp.
2.584% due 02/25/2032		19	19
2.718% due 10/28/2035		566	533
Thornburg Mortgage Securities Trust
6.006% due 10/25/2046		5,044	4,913
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		180	200
5.342% due 12/15/2043		4,000	4,458
5.509% due 04/15/2047		8,675	9,571
6.122% due 02/15/2051		115	128

WaMu Mortgage Pass-Through Certificates
0.483% due 10/25/2045		491	446
1.368% due 11/25/2042		201	185
2.444% due 10/25/2035		10,300	9,531
2.563% due 03/25/2037		4,458	4,099
4.534% due 12/25/2036 ^		2,980	2,531
Wells Fargo Mortgage-Backed Securities Trust
2.640% due 06/25/2035		8,741	8,724
2.641% due 03/25/2036		2,169	2,121
6.000% due 08/25/2037		832	815

Total Mortgage-Backed Securities (Cost $187,697)			193,199

ASSET-BACKED SECURITIES 1.5%
ACA CLO Ltd.
0.526% due 07/25/2018		1,116	1,110
AMMC CLO Ltd.
0.498% due 05/03/2018		1,628	1,627
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034		778	773
AUTO ABS SRL
0.347% due 10/25/2020	EUR	103	134
Bank of America Auto Trust
2.670% due 12/15/2016		$44	44
Bear Stearns Asset-Backed Securities Trust
0.253% due 01/25/2037		449	441
0.353% due 08/25/2036		1,163	793
Carrington Mortgage Loan Trust
0.513% due 10/25/2035		182	181
Concord Real Estate CDO Ltd.
0.473% due 12/25/2046		8,751	8,313
Countrywide Asset-Backed Certificates
0.453% due 05/25/2036		1,509	1,503
0.673% due 12/25/2031		221	153
Duane Street CLO Ltd.
0.528% due 01/11/2021		5,493	5,471
First Franklin Mortgage Loan Trust
0.683% due 09/25/2035		1,000	832
Fremont Home Loan Trust
0.253% due 01/25/2037		64	34
GSAMP Trust
0.263% due 12/25/2036		461	231
Gulf Stream Sextant CLO Ltd.
0.504% due 08/21/2020		4,004	3,991
HSBC Home Equity Loan Trust
0.482% due 01/20/2034		1,909	1,876
HSI Asset Loan Obligation Trust
0.253% due 12/25/2036		334	107
JPMorgan Mortgage Acquisition Trust
0.453% due 05/25/2037		16,574	11,267
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		97	92
Morgan Stanley Mortgage Loan Trust
0.553% due 04/25/2037		556	284
New Century Home Equity Loan Trust
3.193% due 01/25/2033		2,853	2,460
NOB Hill CLO Ltd.
0.525% due 08/15/2018		1,000	994
Penta CLO S.A.
0.518% due 06/04/2024	EUR	968	1,200
Residential Asset Securities Corp. Trust
0.343% due 08/25/2036		$5,186	4,806
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		769	226
SLM Student Loan Trust
2.843% due 12/16/2019		1,000	1,021
Wells Fargo Home Equity Trust
0.783% due 11/25/2035		1,000	846
Wood Street CLO BV
0.544% due 11/22/2021	EUR	3,254	4,154

Total Asset-Backed Securities (Cost $55,467)			54,964

SOVEREIGN ISSUES 4.5%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,000	1,351
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	8,000	2,497
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		7,687	3,372
10.000% due 01/01/2021		130	56
10.000% due 01/01/2023		88	37
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,057

Mexico Government International Bond
6.000% due 06/18/2015	MXN	240,700	19,183
6.250% due 06/16/2016		70,400	5,710
10.000% due 12/05/2024		6,000	625
Panama Government International Bond
7.250% due 03/15/2015		$900	986
Province of British Columbia
4.300% due 06/18/2042	CAD	1,200	1,232
Province of Ontario
1.100% due 10/25/2017		$2,900	2,831
1.650% due 09/27/2019		9,700	9,274
2.850% due 06/02/2023	CAD	1,800	1,643
3.000% due 07/16/2018		$1,200	1,261
3.150% due 06/02/2022	CAD	45,800	43,390
4.000% due 10/07/2019		$6,400	6,968
4.000% due 06/02/2021	CAD	16,400	16,661
4.200% due 03/08/2018		300	309
4.200% due 06/02/2020		9,400	9,705
4.300% due 03/08/2017		2,800	2,884
4.400% due 06/02/2019		2,400	2,505
4.600% due 06/02/2039		1,700	1,790
5.500% due 06/02/2018		700	761
Province of Quebec
2.750% due 08/25/2021		$1,500	1,475
3.000% due 09/01/2023	CAD	1,100	1,009
3.500% due 07/29/2020		$1,000	1,053
3.500% due 12/01/2022	CAD	12,100	11,685
4.250% due 12/01/2021		11,200	11,522
4.500% due 12/01/2016		100	103
4.500% due 12/01/2017		1,600	1,668
4.500% due 12/01/2018		2,800	2,934
4.500% due 12/01/2019		200	210
4.500% due 12/01/2020		1,400	1,469

Total Sovereign Issues (Cost $176,080)			169,216

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Ally Financial, Inc.
7.000% due 07/29/2013 (d)		1,000	950
DG Funding Trust
2.534% due 07/29/2013 (d)		1,065	7,535
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		2,000	2,411
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		8,000	10,215

			21,111

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	157

Total Preferred Securities (Cost $24,922)			21,268

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.5%
CERTIFICATES OF DEPOSIT 0.7%
Banco do Brasil S.A.
0.000% due 01/24/2014		$2,400	2,388
Dexia Credit Local S.A.
1.500% due 09/27/2013		5,600	5,611
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,900	10,846
0.000% due 11/01/2013		7,300	7,268

			26,113

COMMERCIAL PAPER 0.8%
Ford Motor Credit Co. LLC
1.021% due 11/08/2013	6,800	6,776
Santander S.A.
3.100% due 10/01/2013	11,200	11,176
Vodafone Group PLC
0.700% due 02/10/2014	10,900	10,864

		28,816

REPURCHASE AGREEMENTS (f) 1.3%		50,147

U.S. TREASURY BILLS 0.3%
0.025% due 08/08/2013 – 08/22/2013 (b)(g)(k)	10,147	10,147

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 14.4%
PIMCO Short-Term Floating NAV Portfolio	833	8
PIMCO Short-Term Floating NAV Portfolio III	53,942,600	538,941

		538,949

Total Short-Term Instruments (Cost $654,175)		654,172

Total Investments 118.6% (Cost $4,462,273)		$4,423,473
Written Options (h)(j) (0.3%) (Premiums $5,202)		(10,407)
Other Assets and Liabilities (Net) (18.3%)		(681,989)

Net Assets 100.0%		$3,731,077

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	0.170%	06/28/2013	07/01/2013	$47,000	U.S. Treasury Notes 1.875% due 06/30/2015	$(47,537)	$47,000	$47,001
SSB	0.010%	06/28/2013	07/01/2013	3,147	Fannie Mae 2.200% due 10/17/2022	(3,213)	3,147	3,147

						$(50,750)	$50,147	$50,148

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
BCY	0.0%	06/28/2013	07/01/2013	$47,042	$(47,042)

(2)	As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $60,836 at a weighted average interest rate of (0.282%).

(g)	Securities with an aggregate market value of $52,380 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	314	$182	$(902)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	314	93	(9)

				$275	$(911)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	53	$5
3-Month Euribor June Futures	Long	06/2015	53	(32)
3-Month Euribor March Futures	Long	03/2015	54	(30)
90-Day Eurodollar December Futures	Long	12/2015	1,434	(2,195)
90-Day Eurodollar June Futures	Long	06/2015	2,210	(900)
90-Day Eurodollar March Futures	Long	03/2016	418	(774)
90-Day Eurodollar September Futures	Long	09/2014	18	2
90-Day Eurodollar September Futures	Long	09/2015	396	(341)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	27	13
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	27	(33)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	644	(2,020)

				$(6,305)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$46,700	$(721)	$(666)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	411,500	1,437	(1,219)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	133,800	18,328	9,639

					$19,044	$7,754

(i)	Securities with an aggregate market value of $18,509 and cash of $77 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	90,898		$117,413	MSC	$0	$(904)	$(904)
07/2013		4,806		6,326	RYL	70	0	70
07/2013		90,898		120,674	UAG	2,357	0	2,357
07/2013	JPY	109,300		1,116	BPS	14	0	14
07/2013		88,300		906	BRC	16	0	16
07/2013		50,400		516	MSC	7	0	7
07/2013		1,716,950		17,391	UAG	78	0	78
07/2013	MYR	1,241		400	DUB	9	0	9
07/2013		928		300	HUS	7	0	7
07/2013		928		300	JPM	7	0	7
07/2013		2,382		769	UAG	17	0	17
07/2013		$1,942	EUR	1,509	BOA	23	0	23
07/2013		12,502		9,490	BRC	18	(167)	(149)
07/2013		80,489		60,594	CBK	0	(1,617)	(1,617)
07/2013		1,508		1,154	DUB	0	(6)	(6)
07/2013		16,824		12,615	HUS	0	(403)	(403)
07/2013		11,440		8,652	JPM	0	(178)	(178)
07/2013		122,904		92,588	MSC	0	(2,387)	(2,387)
07/2013		5,126	JPY	506,100	CBK	0	(23)	(23)
07/2013		9,675		921,400	DUB	0	(384)	(384)
07/2013		2,611		245,900	FBF	0	(131)	(131)
07/2013		4,573		435,300	JPM	0	(184)	(184)
07/2013		1,500	MYR	4,565	BRC	0	(60)	(60)
07/2013		300		914	FBF	0	(12)	(12)
08/2013	BRL	3,394		$1,548	BOA	38	0	38
08/2013		2,759		1,263	HUS	35	0	35
08/2013		1,808		812	MSC	7	0	7
08/2013	EUR	2,900		3,660	BPS	0	(115)	(115)
08/2013		116		152	DUB	1	0	1
08/2013	IDR	8,928,400		901	HUS	25	0	25
08/2013		$18,120	BRL	36,816	UAG	0	(1,736)	(1,736)
08/2013		6,327	EUR	4,806	RYL	0	(70)	(70)
08/2013		200	IDR	1,984,400	FBF	0	(5)	(5)
08/2013		700		6,944,000	JPM	0	(18)	(18)
09/2013	CAD	126,817		$124,288	CBK	3,946	0	3,946
09/2013	EUR	6,700		8,418	BOA	0	(306)	(306)
09/2013		10,540		13,410	UAG	23	(337)	(314)
09/2013	GBP	7,327		11,383	BPS	245	0	245
09/2013	MXN	41,425		3,183	BOA	16	(8)	8
09/2013		9,032		691	BPS	0	(1)	(1)
09/2013		90,914		7,036	HUS	83	(15)	68
09/2013		32,351		2,475	JPM	16	(21)	(5)
09/2013		5,908		441	MSC	0	(12)	(12)
09/2013		1,402		105	UAG	0	(2)	(2)
09/2013		$8,233	CAD	8,403	JPM	0	(259)	(259)
09/2013		5,601	EUR	4,178	CBK	0	(161)	(161)
09/2013		11,190		8,350	FBF	0	(317)	(317)
09/2013		5,165	GBP	3,302	CBK	0	(145)	(145)
09/2013		1,411		900	HUS	0	(42)	(42)
09/2013		11	MXN	145	BOA	0	0	0
09/2013		21		278	BPS	0	0	0
09/2013		10		133	BRC	0	0	0
09/2013		15,181		187,454	JPM	0	(814)	(814)
09/2013		46		587	MSC	0	(1)	(1)
09/2013		54		702	UAG	0	0	0
11/2013	EUR	20,900		$26,311	BOA	0	(909)	(909)
04/2014		1,500		1,895	BPS	0	(60)	(60)
04/2014		1,200		1,521	CBK	0	(44)	(44)
06/2014		2,100		2,656	BPS	0	(83)	(83)
06/2014		1,700		2,156	FBF	0	(62)	(62)
07/2014		1,500		1,898	BPS	0	(59)	(59)
08/2014		1,200		1,519	BPS	0	(47)	(47)

						$7,058	$(12,105)	$(5,047)

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		$112,000	$392	$0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	21,300	40	(25)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		21,300	47	(59)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		5,200	10	(6)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,200	11	(14)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		5,200	11	(6)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		5,200	11	(14)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		$37,800	267	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		68,000	524	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	19,800	41	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		8,100	16	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,600	5	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013		$18,900	11	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		18,900	112	(626)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		23,900	62	(383)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		9,300	6	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		18,600	20	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		18,600	106	(529)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		9,300	25	(203)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		26,200	87	(420)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		79,200	218	(1,425)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		50,600	28	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		26,600	27	(5)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		64,200	77	(26)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		50,600	128	(1,104)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		100,500	494	(1,444)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		64,200	154	(578)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		18,600	7	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		18,600	72	(529)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	11,400	58	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		5,700	29	(3)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$2,800	11	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,800	19	(43)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		8,600	39	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		8,600	62	(131)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,400	23	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		11,400	72	(174)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		42,400	204	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		42,400	168	(645)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		24,500	90	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		24,500	86	(373)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		20,600	103	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		20,600	145	(314)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,900	60	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,900	59	(288)

								$4,237	$(9,379)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-20 5-Year Index	BOA	Buy	0.650%	09/18/2013	$10,200	$5	$(3)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.650%	09/18/2013	10,200	7	(4)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.700%	09/18/2013	5,400	5	(4)

						$17	$(11)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY 93.000	07/05/2013	$5,500	$57	$(1)
Put - OTC USD versus JPY	BPS	95.000	07/05/2013	30,300	248	(14)
Put - OTC USD versus JPY	BOA	95.000	07/05/2013	5,100	45	(2)
Put - OTC USD versus JPY	BOA	96.000	08/12/2013	4,700	28	(40)

					$378	$(57)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$6,500	$55	$(10)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	15,700	140	(25)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	6,400	83	(10)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	17	(4)

						$295	$(49)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.447%	$2,500	$25	$(44)	$69
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.447%	1,200	12	(21)	33
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.447%	1,200	12	(22)	34
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%	3,100	(33)	(21)	(12)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%	1,000	(7)	(16)	9
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%	32,300	(404)	(62)	(342)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%	32,500	(408)	(63)	(345)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%	1,600	(10)	(16)	6
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%	2,000	(12)	(21)	9
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%	500	(3)	(5)	2
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	0.634%	535	8	(21)	29
China Government International Bond	FBF	1.000%	03/20/2015	0.492%	5,000	46	24	22
China Government International Bond	RYL	1.000%	09/20/2016	0.742%	200	1	1	0
Dell, Inc.	CBK	1.000%	09/20/2013	0.302%	5,800	11	30	(19)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.108%	400	(1)	(17)	16
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.642%	1,500	14	(29)	43
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%	2,000	38	0	38
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%	1,900	39	0	39
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.318%	1,500	36	0	36
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.276%	2,700	(22)	(41)	19
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.588%	4,500	(106)	(164)	58
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.021%	500	0	(11)	11
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.588%	3,100	(73)	(106)	33
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.171%	1,900	(8)	(43)	35
Indonesia Government International Bond	FBF	1.000%	09/20/2017	1.588%	2,600	(60)	(93)	33
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.104%	1,300	(3)	(21)	18
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.276%	2,100	(17)	(31)	14
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.171%	1,900	(8)	(42)	34
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.276%	900	(7)	(14)	7
Japan Government International Bond	BOA	1.000%	12/20/2015	0.390%	200	3	3	0
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%	400	6	6	0
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	0.760%	2,600	18	(55)	73
MetLife, Inc.	DUB	1.000%	03/20/2015	0.497%	11,500	104	(694)	798
MetLife, Inc.	DUB	1.000%	03/20/2016	0.736%	900	6	(19)	25
MetLife, Inc.	JPM	1.000%	09/20/2013	0.195%	690	1	(39)	40
MetLife, Inc.	JPM	1.000%	03/20/2016	0.736%	1,800	13	(43)	56
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.789%	300	2	(4)	6
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%	2,600	12	(59)	71
Mexico Government International Bond	BRC	1.000%	03/20/2018	1.232%	9,300	(95)	23	(118)
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.733%	1,700	8	(39)	47
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.789%	700	3	(11)	14
Mexico Government International Bond	DUB	1.000%	09/20/2017	1.113%	2,600	(12)	(37)	25
Mexico Government International Bond	GST	1.000%	09/20/2016	0.942%	2,700	6	(13)	19
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.113%	1,000	(4)	(22)	18
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.881%	100	0	0	0
Mexico Government International Bond	JPM	1.000%	03/20/2018	1.232%	6,500	(66)	19	(85)
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.942%	5,400	12	(22)	34
Mexico Government International Bond	MYC	1.000%	09/20/2017	1.113%	2,100	(9)	(30)	21
Mexico Government International Bond	UAG	1.000%	09/20/2016	0.942%	3,500	8	(15)	23
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	1.147%	8,000	0	(14)	14
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.129%	EUR 11,800	42	(177)	219

						$(882)	$(2,111)	$1,229

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$1,200	$19	$119	$(100)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	1,061	16	0	16
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	2,218	35	0	35

					$70	$119	$(49)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	2,000	$(33)	$2	$(35)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		4,500	(83)	0	(83)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		400	(7)	0	(7)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		3,400	(58)	0	(58)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		3,000	(49)	11	(60)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		3,000	(50)	10	(60)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	72,800	88	36	52
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		250,100	301	95	206
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		12,400	15	2	13
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		4,700	(7)	(3)	(4)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		14,000	(19)	(9)	(10)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		26,000	4	3	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		94,000	15	(57)	72
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		65,000	11	(18)	29
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		43,000	6	(19)	25
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		54,000	8	(26)	34
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	HUS		65,800	(183)	(53)	(130)
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		11,300	2	3	(1)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		300	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		13,200	(71)	(25)	(46)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		24,700	(134)	(60)	(74)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		100	0	0	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		200	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		200	(1)	(1)	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		300	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		200	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		600	(2)	(2)	0

							$(251)	$(112)	$(139)

(k)	Securities with an aggregate market value of $18,079 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$18,073	$0	$18,073
Corporate Bonds & Notes
Banking & Finance	0	395,368	23,000	418,368
Industrials	0	50,137	1,005	51,142
Utilities	0	14,615	0	14,615
Municipal Bonds & Notes
California	0	40,903	0	40,903
Florida	0	2,145	0	2,145
Georgia	0	1,068	0	1,068
Illinois	0	7,833	0	7,833
Nebraska	0	2,339	0	2,339
Nevada	0	3,378	0	3,378
New York	0	64,835	0	64,835
Pennsylvania	0	1,273	0	1,273
Texas	0	26,118	0	26,118
U.S. Government Agencies	0	1,380,195	0	1,380,195
U.S. Treasury Obligations	0	1,298,369	0	1,298,369
Mortgage-Backed Securities	0	191,242	1,957	193,199
Asset-Backed Securities	0	54,964	0	54,964
Sovereign Issues	0	169,216	0	169,216
Convertible Preferred Securities
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	13,576	7,535	21,111
Industrials	0	157	0	157
Short-Term Instruments
Certificates of Deposit	0	26,113	0	26,113
Commercial Paper	0	28,816	0	28,816
Repurchase Agreements	0	50,147	0	50,147
U.S. Treasury Bills	0	10,147	0	10,147
Central Funds Used for Cash Management Purposes	538,949	0	0	538,949
	$538,949	$3,851,027	$33,497	$4,423,473

Financial Derivative Instruments - Assets
Credit Contracts	0	2,201	0	2,201
Foreign Exchange Contracts	0	7,058	0	7,058
Interest Rate Contracts	20	10,071	0	10,091
	$20	$19,330	$0	$19,350

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,021)	0	(1,021)
Foreign Exchange Contracts	0	(12,162)	0	(12,162)
Interest Rate Contracts	(6,325)	(12,757)	(49)	(19,131)

	$(6,325)	$(25,940)	$(49)	$(32,314)

Totals	$532,644	$3,844,417	$33,448	$4,410,509

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$23,505	$0	$(75)	$(9)	$(2)	$(419)	$0	$0	$23,000	$(417)
Industrials	1,004	0	0	0	0	1	0	0	1,005	1
Mortgage-Backed Securities	2,001	0	0	0	0	(44)	0	0	1,957	(44)
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	7,738	0	0	0	0	(203)	0	0	7,535	(203)

	$34,248	$0	$(75)	$(9)	$(2)	$(665)	$0	$0	$33,497	$(663)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(55)	0	0	0	0	6	0	0	(49)	6

Totals	$34,193	$0	$(75)	$(9)	$(2)	$(659)	$0	$0	$33,448	$(657)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,124	Benchmark Pricing	Base Price	100.88
	19,876	Third Party Vendor	Broker Quote	102.79
Industrials	1,005	Third Party Vendor	Broker Quote	103.50
Mortgage-Backed Securities	1,957	Benchmark Pricing	Base Price	111.00
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	7,535	Benchmark Pricing	Base Price	$ 7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(49)	Indicative Market Quotation	Broker Quote	0.16

Total	$33,448

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 14.0%
BANKING & FINANCE 13.6%
American Express Credit Corp.
7.300% due 08/20/2013		$400	$404
American International Group, Inc.
6.765% due 11/15/2017	GBP	2,300	4,085
8.000% due 05/22/2068	EUR	10,000	15,200
8.175% due 05/15/2068		$3,300	4,042
8.625% due 05/22/2068	GBP	2,350	4,214
Bank of America Corp.
0.895% due 05/23/2017	EUR	2,600	3,155
4.500% due 04/01/2015		$300	315
6.500% due 08/01/2016		2,300	2,595
Bank of America N.A.
0.553% due 06/15/2016		6,300	6,079
Bank of Montreal
1.950% due 01/30/2018		2,400	2,455
Bankia S.A.
3.500% due 12/14/2015	EUR	2,300	3,025
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,095
Cantor Fitzgerald LP
7.875% due 10/15/2019		650	673
Citigroup, Inc.
1.525% due 11/08/2013		3,900	3,902
4.750% due 05/19/2015		12	13
5.500% due 10/15/2014		900	946
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,500	1,521
8.000% due 06/01/2014		1,700	1,798
General Electric Capital Corp.
7.500% due 08/21/2035		3,700	4,790
Goldman Sachs Group, Inc.
1.273% due 02/07/2014		5,000	5,014
HBOS PLC
0.974% due 09/06/2017		4,300	3,993
ICICI Bank Ltd.
5.750% due 11/16/2020		1,900	1,945
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,821
JPMorgan Chase & Co.
3.400% due 06/24/2015		9,700	10,128
Korea Development Bank
4.375% due 08/10/2015		5,000	5,277
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	900	1,171
1.033% due 09/15/2026		$400	340
6.875% due 04/25/2018		3,600	4,146
Morgan Stanley
0.757% due 10/15/2015		8,100	7,947
5.375% due 10/15/2015		3,000	3,213
Petrobras Global Finance BV
2.414% due 01/15/2019		200	196
3.000% due 01/15/2019		200	186
SLM Corp.
5.140% due 06/15/2016		10,000	10,291
6.250% due 01/25/2016		900	957
SLM Corp. CPI Linked Bond
4.103% due 11/21/2013		45	45
SSIF Nevada LP
0.977% due 04/14/2014		3,500	3,517
Toyota Motor Credit Corp.
0.564% due 05/17/2016		2,900	2,897
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		3,500	3,962

			128,353

INDUSTRIALS 0.4%
Baidu, Inc.
2.250% due 11/28/2017		700	682
Gerdau Holdings, Inc.
7.000% due 01/20/2020		200	212
President and Fellows of Harvard College
6.500% due 01/15/2039		1,200	1,629

Time Warner, Inc.
6.100% due 07/15/2040	1,500	1,645

		4,168

Total Corporate Bonds & Notes (Cost $121,354)		132,521

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 0.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	4,300	5,389
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	102
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,300	2,891

		8,382

NEW YORK 1.3%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2026	1,100	1,224
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,000	2,289
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	670
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,190
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	6,419

		12,792

TEXAS 0.6%
University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046	5,150	5,299

Total Municipal Bonds & Notes (Cost $27,279)		26,473

U.S. GOVERNMENT AGENCIES 25.5%
Fannie Mae
0.743% due 06/25/2041	18	18
0.875% due 10/26/2017 - 05/21/2018	15,000	14,668
2.310% due 08/01/2022	100	96
2.870% due 09/01/2027	100	90
2.935% due 11/01/2021	11,449	11,507
3.000% due 07/01/2028 - 08/01/2043	11,000	10,879
3.500% due 12/01/2031 - 07/01/2043	21,789	21,506
3.957% due 02/25/2033	6,409	5,200
4.000% due 05/01/2039 - 08/01/2043	48,109	50,021
4.500% due 07/01/2029 - 08/01/2043	28,234	29,898
5.000% due 05/11/2017 - 05/01/2041	7,756	8,460
5.375% due 06/12/2017	100	116
5.500% due 11/01/2032 - 08/01/2043	7,043	7,647
Freddie Mac
0.750% due 01/12/2018	4,900	4,749
0.875% due 03/07/2018	1,700	1,647
1.000% due 06/29/2017 - 09/29/2017	2,100	2,078
1.250% due 10/02/2019	1,100	1,044
1.750% due 05/30/2019	1,200	1,183
3.750% due 03/27/2019	300	330
4.375% due 07/17/2015	13,100	14,155
Ginnie Mae
0.000% due 11/20/2039 (a)	3,500	2,372
3.000% due 09/15/2042 - 07/01/2043	32,000	31,646
3.500% due 11/15/2042 - 07/01/2043	18,000	18,488
4.000% due 07/01/2043	2,000	2,096
5.000% due 12/15/2038	1,000	1,079

Total U.S. Government Agencies (Cost $245,500)		240,973

U.S. TREASURY OBLIGATIONS 45.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	4,348	4,250
0.625% due 02/15/2043	1,315	1,105
0.750% due 02/15/2042	12,041	10,601
1.250% due 07/15/2020	3,305	3,591
1.750% due 01/15/2028 (h)	21,600	24,194
2.000% due 01/15/2026	1,875	2,165
2.125% due 02/15/2040	27	33
2.375% due 01/15/2025	5,798	6,906
2.375% due 01/15/2027	10,954	13,179
2.500% due 01/15/2029	5,632	6,940
U.S. Treasury Notes
0.625% due 04/30/2018	9,900	9,564

0.750% due 10/31/2017		800	785
0.750% due 12/31/2017		5,300	5,184
0.750% due 02/28/2018 (h)(i)		57,300	55,879
0.750% due 03/31/2018		6,000	5,838
0.875% due 01/31/2018		4,000	3,928
0.875% due 07/31/2019 (h)		30,000	28,561
1.000% due 06/30/2019		12,800	12,300
1.000% due 08/31/2019 (h)		74,400	71,209
1.000% due 09/30/2019		4,300	4,110
1.000% due 11/30/2019		40,000	38,094
1.125% due 05/31/2019 (h)(i)		8,100	7,858
1.125% due 12/31/2019		2,400	2,298
1.125% due 03/31/2020		7,700	7,332
1.125% due 04/30/2020		4,900	4,657
1.250% due 02/29/2020		4,400	4,234
1.375% due 05/31/2020		3,000	2,893
1.500% due 08/31/2018		2,600	2,607
1.625% due 08/15/2022		22,200	20,818
1.625% due 11/15/2022		43,800	40,864
1.750% due 05/15/2022		2,000	1,906
1.750% due 05/15/2023		11,500	10,764
2.000% due 02/15/2022		100	98
2.000% due 02/15/2023		15,100	14,523

Total U.S. Treasury Obligations (Cost $446,899)			429,268

MORTGAGE-BACKED SECURITIES 5.2%
Adjustable Rate Mortgage Trust
0.443% due 10/25/2035		6,139	5,186
Banc of America Funding Corp.
2.639% due 05/25/2035		53	53
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		327	323
2.677% due 02/25/2033		5	5
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		2,400	2,575
Chase Mortgage Finance Trust
2.852% due 02/25/2037		151	141
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.392% due 07/15/2044		2,400	2,582
Countrywide Home Loan Mortgage Pass-Through Trust
2.778% due 11/19/2033		714	687
Credit Suisse First Boston Mortgage Securities Corp.
2.476% due 09/25/2033		21	21
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		7,121	6,485
Granite Master Issuer PLC
0.322% due 12/20/2054	EUR	1,283	1,627
0.342% due 12/20/2054		1,677	2,128
0.733% due 12/20/2054	GBP	3,908	5,798
0.813% due 12/20/2054		1,790	2,653
Granite Mortgages PLC
0.829% due 03/20/2044		882	1,318
0.829% due 06/20/2044		704	1,052
GSR Mortgage Loan Trust
2.664% due 09/25/2035		$297	294
HomeBanc Mortgage Trust
0.443% due 03/25/2035		2,137	1,737
Leek Finance Ltd.
0.492% due 12/21/2038		1,107	1,109
0.532% due 09/21/2038		326	327
0.789% due 12/21/2037	GBP	220	344
Merrill Lynch Mortgage Investors Trust
0.443% due 11/25/2035		$1,494	1,392
Morgan Stanley Capital Trust
5.378% due 11/14/2042		2,300	2,476
Prime Mortgage Trust
5.000% due 02/25/2019		7	7
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		394	393
WaMu Mortgage Pass-Through Certificates
2.470% due 09/25/2046		366	340
Wells Fargo Mortgage-Backed Securities Trust
2.640% due 06/25/2035		7,552	7,526

Total Mortgage-Backed Securities (Cost $48,001)			48,579

ASSET-BACKED SECURITIES 0.5%
Countrywide Asset-Backed Certificates
0.293% due 05/25/2047		256	253
0.373% due 06/25/2036		108	103
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		47	48
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		48	47
0.462% due 01/20/2035		65	64

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 07/25/2035		2,940	2,730
SLM Student Loan Trust
1.243% due 06/15/2023		1,493	1,498
SMS Student Loan Trust
0.466% due 10/28/2028		31	31
0.476% due 04/28/2029		20	20

Total Asset-Backed Securities (Cost $4,778)			4,794

SOVEREIGN ISSUES 3.5%
Mexico Government International Bond
2.000% due 06/09/2022 (c)	MXN	49,518	3,772
5.000% due 06/16/2016 (c)		19,361	1,661
Province of British Columbia
4.300% due 06/18/2042	CAD	1,600	1,642
Province of Ontario
1.100% due 10/25/2017		$600	586
1.600% due 09/21/2016		10,100	10,255
1.650% due 09/27/2019		800	765
2.850% due 06/02/2023	CAD	1,200	1,095
3.000% due 07/16/2018		$200	210
3.150% due 06/02/2022	CAD	5,900	5,589
4.000% due 10/07/2019		$1,300	1,415
4.400% due 04/14/2020		1,600	1,776
Province of Quebec
2.750% due 08/25/2021		500	492
3.500% due 12/01/2022	CAD	3,800	3,670

Total Sovereign Issues (Cost $34,139)			32,928

SHORT-TERM INSTRUMENTS 15.4%
CERTIFICATES OF DEPOSIT 2.6%
Banco do Brasil S.A.
0.000% due 03/27/2014		$8,100	8,044
Dexia Credit Local S.A.
1.650% due 09/12/2013		1,700	1,703
1.700% due 09/06/2013		9,500	9,518
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		5,300	5,274

			24,539

COMMERCIAL PAPER 2.3%
British Telecommunications PLC
0.800% due 03/10/2014		7,800	7,753
Daimler Finance North America LLC
1.024% due 10/03/2013		2,150	2,148
1.070% due 10/08/2013		5,300	5,295
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		900	897
1.021% due 11/08/2013		1,400	1,395
Santander S.A.
3.100% due 10/01/2013		2,200	2,195
Vodafone Group PLC
0.700% due 02/10/2014		2,200	2,193

			21,876

REPURCHASE AGREEMENTS (f) 0.1%			971

U.S. TREASURY BILLS 0.1%
0.046% due 08/08/2013 - 02/06/2014 (b)(g)		631	631

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 10.3%
PIMCO Short-Term Floating NAV Portfolio		133	1
PIMCO Short-Term Floating NAV Portfolio III		9,750,676	97,419

			97,420

Total Short-Term Instruments (Cost $145,387)			145,437

Total Investments 112.4% (Cost $1,073,337)			$1,060,973
Other Assets and Liabilities (Net) (12.4%)			(116,760)

Net Assets 100.0%			$944,213

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$971	Fannie Mae 2.200% due 10/17/2022	$(993)	$971	$971

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $13,375 at a weighted average interest rate of (0.224%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2043	$7,000	$7,526	$(7,534)

(g)	Securities with an aggregate market value of $1,041 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	11	$1
3-Month Euribor June Futures	Long	06/2015	11	(7)
3-Month Euribor March Futures	Long	03/2015	12	(7)
90-Day Eurodollar December Futures	Long	12/2015	293	(459)
90-Day Eurodollar June Futures	Long	06/2015	406	(106)
90-Day Eurodollar March Futures	Long	03/2016	103	(193)
90-Day Eurodollar September Futures	Long	09/2014	1	0
90-Day Eurodollar September Futures	Long	09/2015	83	(76)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	230	(723)

				$(1,570)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$52,500	$183	$(231)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	52,200	7,151	4,019

					$7,334	$3,788

(h)	Securities with an aggregate market value of $5,017 and cash of $15 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	501		$671	DUB	$19	$0	$19
07/2013		28,604		37,097	JPM	53	(189)	(136)
07/2013	JPY	188,700		1,926	BRC	24	0	24
07/2013		59,700		610	JPM	8	0	8
07/2013		267,924		2,714	UAG	12	0	12
07/2013	MYR	311		100	DUB	2	0	2
07/2013		309		100	JPM	2	0	2
07/2013		597		193	UAG	4	0	4
07/2013		$4,146	EUR	3,172	BRC	17	(34)	(17)
07/2013		19,183		14,610	CBK	0	(166)	(166)
07/2013		5,663		4,297	DUB	18	(88)	(70)
07/2013		3,681		2,762	FBF	0	(86)	(86)
07/2013		3,122		2,341	HUS	0	(75)	(75)
07/2013		1,249		955	JPM	0	(6)	(6)
07/2013		1,282		968	RYL	0	(22)	(22)
07/2013		1,924	JPY	187,500	BRC	0	(33)	(33)
07/2013		2,592		246,700	JPM	0	(104)	(104)
07/2013		300	MYR	913	BRC	0	(12)	(12)
07/2013		100		305	FBF	0	(4)	(4)
08/2013	EUR	11,155		$14,587	CBK	65	0	65
08/2013	IDR	1,984,000		200	UAG	6	0	6
08/2013		$4,337	BRL	8,812	UAG	0	(415)	(415)
08/2013		200	IDR	1,984,000	JPM	0	(5)	(5)
09/2013	CAD	13,210		$12,965	DUB	430	0	430
09/2013	EUR	500		631	UAG	0	(20)	(20)
09/2013	GBP	14,149		21,713	HUS	204	0	204
09/2013	MXN	28,478		2,202	BOA	20	(1)	19
09/2013		905		70	BRC	1	0	1
09/2013		2,163		167	HUS	2	(1)	1
09/2013		6,434		493	JPM	4	(4)	0
09/2013		1,849		139	UAG	0	(3)	(3)
09/2013		$1,028	GBP	669	BRC	0	(11)	(11)
09/2013		942		601	HUS	0	(28)	(28)
09/2013		4,988	MXN	61,586	JPM	0	(268)	(268)
12/2013	EUR	8,900		$11,234	BOA	0	(360)	(360)

						$891	$(1,935)	$(1,044)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	1.000%	09/20/2014	0.487%	$800	$5	$(16)	$21
Indonesia Government International Bond	BRC	1.000%	09/20/2017	1.588%	600	(14)	(22)	8
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.588%	400	(10)	(14)	4
Indonesia Government International Bond	FBF	1.000%	09/20/2017	1.588%	400	(9)	(14)	5
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%	1,700	26	(16)	42
Japan Government International Bond	UAG	1.000%	12/20/2015	0.390%	2,600	41	1	40
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%	400	(1)	(4)	3
Mexico Government International Bond	CBK	1.000%	03/20/2016	0.880%	500	2	(9)	11
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%	3,400	(34)	(3)	(31)

						$6	$(97)	$103

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	1,000	$1	$0	$1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		14,000	2	(10)	12
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		26,000	(61)	(41)	(20)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	JPM		17,000	(40)	(26)	(14)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	BRC		1,000	(2)	(1)	(1)
Pay	28-Day MXN-TIIE	6.500%	06/05/2023	BRC		40,000	(17)	3	(20)

							$(117)	$(75)	$(42)

(i)	Securities with an aggregate market value of $1,432 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$128,353	$0	$128,353
Industrials	0	4,168	0	4,168
Municipal Bonds & Notes
California	0	8,382	0	8,382
New York	0	12,792	0	12,792
Texas	0	5,299	0	5,299
U.S. Government Agencies	0	240,973	0	240,973
U.S. Treasury Obligations	0	429,268	0	429,268
Mortgage-Backed Securities	0	48,579	0	48,579
Asset-Backed Securities	0	4,794	0	4,794
Sovereign Issues	0	32,928	0	32,928
Short-Term Instruments
Certificates of Deposit	0	24,539	0	24,539
Commercial Paper	0	21,876	0	21,876
Repurchase Agreements	0	971	0	971
U.S. Treasury Bills	0	631	0	631
Central Funds Used for Cash Management Purposes	97,420	0	0	97,420
	$97,420	$963,553	$0	$1,060,973

Short Sales, at value
U.S. Government Agencies	$0	$(7,534)	$0	$(7,534)

Financial Derivative Instruments - Assets
Credit Contracts	0	134	0	134
Foreign Exchange Contracts	0	891	0	891
Interest Rate Contracts	1	4,032	0	4,033
	$1	$5,057	$0	$5,058

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(31)	0	(31)
Foreign Exchange Contracts	0	(1,935)	0	(1,935)
Interest Rate Contracts	(1,571)	(286)	0	(1,857)

	$(1,571)	$(2,252)	$0	$(3,823)

Totals	$95,850	$958,824	$0	$1,054,674

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,922	$0	$0	$(5)	$0	$(15)	$0	$(3,902)	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.1%
AES Corp.
3.750% due 06/01/2018		$15,411	$15,478
Del Monte Foods Co.
4.000% due 03/08/2018		14,650	14,621
Dell, Inc.
5.000% - 6.250% due 11/06/2013		131,200	130,847
FMG America Finance, Inc.
5.250% due 10/18/2017		22,629	22,536
Hilton Hotels Corp.
3.565% due 11/12/2015		5,997	5,929
Penn National Gaming, Inc.
3.750% due 07/14/2018		4,589	4,618
PVH Corp.
3.250% due 02/13/2020		4,489	4,492
Springleaf Financial Funding Co.
5.500% due 05/10/2017		56,184	56,333
Vodafone Americas Finance, Inc.
6.250% due 07/11/2016		20,625	20,986
6.875% due 08/11/2015		17,720	18,252
WaveDivision Holdings LLC
4.000% due 10/15/2019		2,985	2,980

Total Bank Loan Obligations (Cost $294,947)			297,072

CORPORATE BONDS & NOTES 12.9%
BANKING & FINANCE 9.7%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		68,600	72,522
AGFC Capital Trust
6.000% due 01/15/2067		6,600	5,016
Ally Financial, Inc.
3.672% due 06/20/2014		70,200	71,172
8.000% due 03/15/2020		1,200	1,399
American Express Co.
7.000% due 03/19/2018		5,400	6,501
7.250% due 05/20/2014		1,000	1,058
American International Group, Inc.
4.250% due 09/15/2014		29,000	30,090
5.600% due 10/18/2016		1,500	1,673
5.850% due 01/16/2018		400	450
6.765% due 11/15/2017	GBP	220	391
8.000% due 05/22/2068	EUR	900	1,368
8.250% due 08/15/2018		$15,730	19,543
8.625% due 05/22/2068	GBP	200	359
Aviation Loan Trust
2.383% due 12/15/2022		$10,530	9,755
Banco Bradesco S.A.
2.374% due 05/16/2014		49,700	50,173
Banco Santander Chile
1.876% due 01/19/2016		25,000	25,062
Bank of America Corp.
0.537% due 10/14/2016		1,700	1,665
1.696% due 01/30/2014		44,100	44,349
4.500% due 04/01/2015		5,000	5,246
5.650% due 05/01/2018		62,400	69,374
5.750% due 12/01/2017		3,240	3,603
6.000% due 09/01/2017		1,610	1,806
7.375% due 05/15/2014		19,100	20,098
7.625% due 06/01/2019		11,500	13,832
Banque PSA Finance S.A.
2.182% due 04/04/2014		50,900	50,465
Barclays Bank PLC
1.317% due 01/13/2014		55,300	55,567
2.375% due 01/13/2014		76,300	76,942
7.700% due 04/25/2018 (e)		1,919	1,999
10.179% due 06/12/2021		7,380	9,400
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,200	29,085
7.250% due 02/01/2018		52,900	63,032
Berkshire Hathaway Finance Corp.
3.000% due 05/15/2022		26,100	25,285
BPCE S.A.
2.375% due 10/04/2013		2,500	2,512
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	11,287

CIT Group, Inc.
4.750% due 02/15/2015		13,950	14,212
5.250% due 04/01/2014		8,400	8,547
CitiFinancial, Inc.
6.625% due 06/01/2015		100	109
Citigroup, Inc.
4.587% due 12/15/2015		2,200	2,350
6.125% due 05/15/2018		6,640	7,606
Credit Agricole Home Loan SFH
1.026% due 07/21/2014		20,000	20,076
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,030	15,030
Export-Import Bank of Korea
1.422% due 09/21/2013		1,600	1,600
4.000% due 01/29/2021		22,500	22,415
Ford Motor Credit Co. LLC
1.373% due 08/28/2014		9,700	9,711
3.984% due 06/15/2016		2,300	2,411
5.625% due 09/15/2015		600	646
5.875% due 08/02/2021		17,184	18,756
6.625% due 08/15/2017		14,500	16,421
7.000% due 10/01/2013		3,162	3,212
7.000% due 04/15/2015		1,158	1,258
8.000% due 06/01/2014		15,350	16,237
8.000% due 12/15/2016		2,600	3,051
8.700% due 10/01/2014		4,215	4,596
General Electric Capital Corp.
0.412% due 12/20/2013		4,000	4,002
Goldman Sachs Group, Inc.
0.503% due 11/15/2014	EUR	100	130
0.723% due 03/22/2016		$850	838
4.750% due 01/28/2014	EUR	30	40
5.250% due 07/27/2021		$24,200	25,922
5.375% due 03/15/2020		98,750	107,255
5.750% due 10/01/2016		200	223
5.950% due 01/18/2018		17,400	19,481
6.150% due 04/01/2018		19,500	21,989
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,000	2,145
6.000% due 08/09/2017		18,800	21,258
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	505
HSBC Finance Corp.
0.527% due 01/15/2014		1,800	1,798
0.705% due 06/01/2016		4,100	4,068
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	100	168
6.500% due 05/02/2036		$2,300	2,560
HSBC USA Capital Trust
7.808% due 12/15/2026		1,000	1,020
HSBC USA, Inc.
2.375% due 02/13/2015		6,800	6,951
International Lease Finance Corp.
5.625% due 09/20/2013		10,480	10,580
6.500% due 09/01/2014		78,200	81,719
6.625% due 11/15/2013		4,700	4,776
6.750% due 09/01/2016		70,400	76,384
Intesa Sanpaolo SpA
6.500% due 02/24/2021		61,000	61,502
JPMorgan Chase & Co.
3.450% due 03/01/2016		24,300	25,360
4.250% due 10/15/2020		125	130
4.400% due 07/22/2020		10,100	10,573
4.500% due 01/24/2022		11,200	11,742
4.625% due 05/10/2021		48,400	51,220
6.300% due 04/23/2019		1,000	1,163
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,973
6.000% due 10/01/2017		$22,000	25,076
Korea Development Bank
1.500% due 01/22/2018		22,500	21,019
LBG Capital PLC
6.385% due 05/12/2020	EUR	8,750	11,284
7.588% due 05/12/2020	GBP	11,000	16,883
7.867% due 12/17/2019		850	1,313
7.875% due 11/01/2020		$560	583
8.500% due 12/17/2021 (e)		3,600	3,684
9.334% due 02/07/2020	GBP	2,200	3,620
15.000% due 12/21/2019	EUR	1,100	2,007
Lloyds TSB Bank PLC
4.385% due 05/12/2017 (e)		600	577
12.000% due 12/16/2024 (e)		$57,000	76,634
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		364	400
Merrill Lynch & Co., Inc.
0.499% due 05/30/2014	EUR	300	390

0.500% due 08/25/2014		1,300	1,686
5.000% due 02/03/2014		$5,000	5,109
5.000% due 01/15/2015		13,886	14,626
5.450% due 07/15/2014		4,500	4,694
6.400% due 08/28/2017		6,150	6,949
6.875% due 04/25/2018		22,150	25,511
6.875% due 11/15/2018		300	350
MetLife Institutional Funding
1.182% due 04/04/2014		17,500	17,613
Morgan Stanley
2.875% due 07/28/2014		13,900	14,160
5.500% due 01/26/2020		9,000	9,670
5.500% due 07/24/2020		1,300	1,401
5.550% due 04/27/2017		940	1,017
5.750% due 10/18/2016		500	552
5.750% due 01/25/2021		75,500	82,040
5.950% due 12/28/2017		500	555
6.000% due 04/28/2015		5,900	6,328
6.250% due 08/28/2017		19,300	21,534
6.625% due 04/01/2018		3,500	3,970
7.300% due 05/13/2019		19,500	22,670
Murray Street Investment Trust
4.647% due 03/09/2017		25,900	27,437
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		5,000	5,715
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	679
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	20,282
Prudential Covered Trust
2.997% due 09/30/2015		$63,810	65,874
Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	58,144
QBE Capital Funding Ltd.
7.250% due 05/24/2041		32,700	34,583
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (e)		4,600	4,623
5.260% due 12/31/2013 (e)		300	303
Rabobank Group
4.500% due 01/11/2021		89,000	93,992
6.875% due 03/19/2020	EUR	11,300	15,885
8.375% due 07/26/2016 (e)		$2,000	2,122
8.400% due 06/29/2017 (e)(h)		2,000	2,137
11.000% due 06/30/2019 (e)		300	387
RBS Capital Trust
2.319% due 09/30/2013 (e)	EUR	1,150	935
4.709% due 07/29/2013 (e)		$900	634
5.512% due 09/30/2014 (e)		2,000	1,480
RCI Banque S.A.
2.148% due 04/11/2014		21,500	21,549
4.600% due 04/12/2016		14,400	15,023
Royal Bank of Scotland Group PLC
6.400% due 10/21/2019		52,650	58,550
6.666% due 10/05/2017 (e)	CAD	5,200	4,607
6.990% due 10/05/2017 (e)		$20,945	19,793
7.387% due 12/29/2049 (e)	GBP	939	1,071
7.648% due 09/30/2031 (e)		$2,125	1,966
Royal Bank of Scotland NV
0.974% due 03/09/2015		4,500	4,327
Royal Bank of Scotland PLC
4.375% due 03/16/2016		11,500	12,179
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		21,700	22,195
SLM Corp.
0.576% due 01/27/2014		22,600	22,404
6.250% due 01/25/2016		19,600	20,849
8.450% due 06/15/2018		8,430	9,399
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	4,300	5,597
5.750% due 09/15/2016		$900	882
Standard Chartered PLC
3.950% due 01/11/2023		13,600	12,669
Stone Street Trust
5.902% due 12/15/2015		29,800	32,030
UBS AG
4.280% due 04/15/2015 (e)	EUR	3,100	3,993
4.875% due 08/04/2020		$6,386	7,059
5.875% due 12/20/2017		345	397
7.625% due 08/17/2022		49,700	54,607
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		36,500	37,777
Waha Aerospace BV
3.925% due 07/28/2020		38,325	39,954
Weyerhaeuser Co.
7.375% due 10/01/2019		25,136	29,711
7.375% due 03/15/2032		600	723
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (e)	EUR	1,200	1,742

			2,688,968

INDUSTRIALS 2.5%
Altria Group, Inc.
4.125% due 09/11/2015	$600	640
9.700% due 11/10/2018	3,074	4,090
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	31,400	28,994
American Airlines Pass-Through Trust
10.375% due 01/02/2021	2,452	2,599
Arcelik A/S
5.000% due 04/03/2023	5,200	4,680
Avnet, Inc.
6.625% due 09/15/2016	1,450	1,625
Barrick North America Finance LLC
4.400% due 05/30/2021	14,800	13,247
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,665
Braskem Finance Ltd.
5.750% due 04/15/2021	1,000	980
BRF S.A.
5.875% due 06/06/2022	7,200	7,407
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020	1,000	1,271
California Institute of Technology
4.700% due 11/01/2111	25,000	23,256
CBS Corp.
8.875% due 05/15/2019	5,000	6,449
Centex Corp.
6.500% due 05/01/2016	4,500	5,040
Chesapeake Energy Corp.
7.625% due 07/15/2013	225	225
Con-way, Inc.
7.250% due 01/15/2018	2,500	2,843
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022	478	509
CVS Pass-Through Trust
7.507% due 01/10/2032	40,476	49,951
D.R. Horton, Inc.
5.625% due 01/15/2016	2,500	2,653
6.500% due 04/15/2016	4,330	4,698
Daimler Finance North America LLC
0.886% due 03/28/2014	37,400	37,515
6.500% due 11/15/2013	5,000	5,105
Dell, Inc.
0.874% due 04/01/2014	1,554	1,550
5.650% due 04/15/2018	2,000	2,026
5.875% due 06/15/2019	2,000	2,028
7.100% due 04/15/2028	2,000	1,976
Deluxe Corp.
5.125% due 10/01/2014	6,900	7,090
DISH DBS Corp.
5.000% due 03/15/2023	8,000	7,740
El Paso LLC
7.800% due 08/01/2031	100	106
Flextronics International Ltd.
4.625% due 02/15/2020	6,500	6,337
5.000% due 02/15/2023	17,600	17,116
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018	575	628
General Electric Co.
2.700% due 10/09/2022	25,400	24,073
Harvest Operations Corp.
2.125% due 05/14/2018	6,500	6,180
6.875% due 10/01/2017	5,500	6,146
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	9,900	9,492
HCA, Inc.
5.750% due 03/15/2014	5,000	5,112
6.500% due 02/15/2020	7,600	8,241
7.875% due 02/15/2020	10,000	10,794
KB Home
5.875% due 01/15/2015	1,200	1,257
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	9,000	10,004
Masco Corp.
4.800% due 06/15/2015	3,000	3,090
5.850% due 03/15/2017	2,500	2,650
6.125% due 10/03/2016	5,000	5,425
Massachusetts Institute of Technology
5.600% due 07/01/2111	9,000	10,909
McKesson Corp.
7.500% due 02/15/2019	5,000	6,265

New York Times Co.
5.000% due 03/15/2015		2,000	2,065
Office Depot, Inc.
6.250% due 08/15/2013		2,598	2,621
Pactiv LLC
8.125% due 06/15/2017		5,000	5,200
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	29,914
Petrobras International Finance Co.
7.875% due 03/15/2019		10,600	12,306
PulteGroup, Inc.
5.200% due 02/15/2015		4,715	4,951
Reynolds American, Inc.
6.750% due 06/15/2017		300	348
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		7,000	7,070
7.125% due 04/15/2019		8,700	9,233
7.875% due 08/15/2019		2,375	2,601
Rohm & Haas Co.
6.000% due 09/15/2017		700	799
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,579
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		24,000	25,500
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	5,004
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,866
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,577
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,944
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,908
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	2,023
Transocean, Inc.
6.500% due 11/15/2020		11,100	12,507
UAL Pass-Through Trust
10.400% due 05/01/2018		11,285	12,978
United Airlines, Inc.
1.000% due 01/02/2099 ^		300	0
6.750% due 09/15/2015		5,200	5,369
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	115
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,200	2,513
Volkswagen International Finance NV
1.875% due 04/01/2014		89,900	90,796
Volvo Treasury AB
5.950% due 04/01/2015		20,000	21,505
Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,309
Williams Cos., Inc.
3.700% due 01/15/2023		6,400	5,954
WPP Finance UK
5.875% due 06/15/2014		18,751	19,559
Wynn Las Vegas LLC
7.750% due 08/15/2020		28,050	31,287
7.875% due 11/01/2017		3,125	3,297

			704,375

UTILITIES 0.7%
AES Corp.
7.375% due 07/01/2021		725	799
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		5,000	5,906
BP Capital Markets PLC
3.625% due 05/08/2014		4,900	5,029
4.500% due 10/01/2020		26,300	28,564
Cleveland Electric Illuminating Co.
5.650% due 12/15/2013		4,298	4,389
Dominion Resources, Inc.
4.450% due 03/15/2021		35,000	37,813
7.500% due 06/30/2066		5,000	5,429
Duke Energy Corp.
3.950% due 09/15/2014		300	311
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		4,400	4,955
6.400% due 09/15/2020		6,462	7,529
Embarq Corp.
7.995% due 06/01/2036		3,800	4,023
Enel Finance International NV
3.875% due 10/07/2014		8,800	9,013

Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020	5,000	5,204
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	8,510	9,229
6.510% due 03/07/2022	28,850	30,653
8.125% due 07/31/2014	700	745
8.146% due 04/11/2018	5,850	6,728
9.250% due 04/23/2019	5,750	6,957
Korea Electric Power Corp.
3.000% due 10/05/2015	1,500	1,547
Midwest Generation LLC
8.560% due 01/02/2016 ^	1,625	1,528
Petroleos Mexicanos
5.500% due 01/21/2021	5,500	5,885
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	4,200	4,405
TNK-BP Finance S.A.
6.625% due 03/20/2017	6,200	6,758
7.500% due 07/18/2016	4,500	5,012
7.875% due 03/13/2018	4,400	5,027

		203,438

Total Corporate Bonds & Notes (Cost $3,416,186)		3,596,781

MUNICIPAL BONDS & NOTES 3.0%
ALASKA 0.1%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	21,000	24,273

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,440

CALIFORNIA 1.4%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	3,000	3,337
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	926
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	12,914
7.500% due 04/01/2034	2,500	3,243
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	49,500	67,084
7.950% due 03/01/2036	48,325	57,396
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	400	409
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	772
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,800	27,695
6.200% due 03/01/2019	30,000	35,048
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	5,000	5,625
7.804% due 03/01/2035	500	570
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	3,500	2,953
5.300% due 06/01/2037	1,100	929
5.750% due 06/01/2047	3,725	3,158
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	19,000	23,342
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,959
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	5,500	6,759
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	25,000	27,508
6.166% due 07/01/2040	13,500	15,145
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	14,000	15,078
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	6,344
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	9,000	9,696
Metropolitan Water District of Southern California Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 10/01/2036	85	86
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,100	2,391
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	792
San Mateo Union High School District, California General Obligation Bonds, Series 2011
0.000% due 09/01/2041 (c)	7,500	2,659
0.000% due 09/01/2046 (c)	12,930	4,496

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	3,085	3,314
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	785	859
6.583% due 05/15/2049	10,300	12,225
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	7,000	7,782
University of California Revenue Bonds, Series 2013
2.750% due 05/15/2023	11,635	11,005
2.900% due 05/15/2024	9,850	9,175
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	1,000	942
2.570% due 05/15/2022	1,000	946

		385,562

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	200	207
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	20,632

		20,839

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2024	11,250	13,133
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	175

		13,308

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	300	307
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	7,000	7,611

		7,918

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,800	9,396

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	22,700	26,375
Chicago, Illinois General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2032	500	517
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
3.171% due 01/01/2019	350	370

		27,262

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,106
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	3,000	3,525

		10,631

LOUISIANA 0.0%
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	290

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
1.861% due 07/01/2020	450	452
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,943

		8,395

MINNESOTA 0.0%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	9,433

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,583

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	12,900	14,508
5.000% due 03/01/2025	25,800	28,657

		43,165

NEW YORK 0.5%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	730	710
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	8,000	9,319
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	2,200	2,549
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	5,036
5.687% due 12/01/2023	6,470	7,627
5.887% due 12/01/2024	3,845	4,590
6.246% due 06/01/2035	7,300	8,362
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	11,770	13,618
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	10,800	12,489
5.000% due 03/01/2025	3,055	3,487
5.000% due 03/01/2026	4,000	4,516
5.000% due 08/01/2027	9,300	10,386
New York City, New York General Obligation Notes, (BABs), Series 2010
4.787% due 12/01/2018	4,525	5,072
4.937% due 12/01/2019	3,075	3,497
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	5,860
4.905% due 11/01/2024	300	336
5.075% due 11/01/2025	1,500	1,695
5.808% due 08/01/2030	5,000	5,638
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	8,000	8,445
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.000% due 06/15/2037	210	219
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,770
5.750% due 06/01/2043	6,100	6,172
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	442

		122,835

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,513

OHIO 0.1%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	500	666
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,255	1,841
5.875% due 06/01/2030	1,300	1,103
5.875% due 06/01/2047	25,525	20,657
6.500% due 06/01/2047	9,295	8,208

		32,475

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	3,880
5.501% due 06/15/2023	3,500	3,879
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	300	333

		8,092

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	200	15

TEXAS 0.1%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2008
5.000% due 10/01/2037	360	382
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2035	5,800	5,810
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.089% due 02/15/2031	100	127

North Texas Tollway Authority Revenue Bonds, Series 2011
0.000% due 09/01/2037	15,000	3,887
0.000% due 09/01/2043	3,800	619
5.500% due 09/01/2041	7,500	8,060
San Antonio, Texas City Public Service Board Revenue Bonds, Series 2008
5.000% due 02/01/2032	210	226
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,759
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	513

		24,383

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	768

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,228
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	14,653
2.803% due 07/01/2021	8,500	8,418
2.953% due 07/01/2022	15,000	14,793
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	11,000	12,716

		54,808

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,440	4,696

Total Municipal Bonds & Notes (Cost $743,628)		817,080

U.S. GOVERNMENT AGENCIES 23.1%
Fannie Mae
0.253% due 07/25/2037	245	232
0.262% due 12/25/2036	172	163
0.293% due 01/25/2021	19	19
0.313% due 03/25/2034	200	198
0.323% due 03/25/2036	90	85
0.343% due 08/25/2034	73	71
0.393% due 10/27/2037	400	400
0.493% due 12/25/2028	12	12
0.543% due 03/25/2037 - 09/25/2042	957	960
0.643% due 10/18/2030	6	6
0.693% due 03/25/2017	16	16
0.843% due 05/25/2030	105	105
1.093% due 04/25/2032	4	5
1.374% due 08/01/2042 - 09/01/2044	445	459
1.625% due 11/25/2023	64	66
2.222% due 05/01/2036	248	264
2.253% due 08/01/2029	21	22
2.291% due 12/01/2034	94	99
2.314% due 01/01/2036	288	307
2.356% due 09/01/2031	29	31
2.373% due 06/01/2030	1	1
2.387% due 12/01/2034	80	85
2.401% due 09/01/2039	31	33
2.423% due 06/01/2035	158	167
2.425% due 03/01/2036	401	427
2.492% due 11/01/2034	755	813
2.500% due 11/01/2021 - 01/01/2043	806,912	811,958
2.506% due 02/01/2036	111	118
2.655% due 12/01/2035	7	8
2.750% due 09/01/2035	1,323	1,414
2.864% due 09/01/2034	41	44
3.000% due 10/01/2026 - 08/01/2043	2,664,537	2,605,186
3.153% due 05/01/2036	35	36
3.500% due 11/01/2025 - 12/01/2042	7,878	8,239
4.000% due 04/01/2019 - 07/01/2042	819	858
4.333% due 08/01/2028	8	9
4.400% due 03/01/2027	2	2
4.452% due 12/01/2036	72	76
4.500% due 11/01/2024 - 01/01/2025	1,386	1,477
5.000% due 06/01/2018 - 06/01/2040	12,264	13,167
5.610% due 01/25/2032	113	120
5.719% due 02/25/2033	288	299
6.000% due 04/25/2043 - 07/25/2044	218	252
6.473% due 10/25/2031	59	63
6.500% due 06/01/2036 - 10/01/2038	10,830	11,987
6.589% due 10/25/2031	355	397
7.500% due 12/25/2019 - 06/01/2031	381	428
8.500% due 10/25/2019	7	8
9.000% due 12/25/2019	40	45

Federal Housing Administration
6.896% due 07/01/2020	838	815
7.430% due 02/01/2023	5	5
7.465% due 11/01/2019	43	42
Financing Corp.
0.000% due 10/05/2018 - 09/26/2019	5,464	4,937
Freddie Mac
0.393% due 10/15/2020	21	21
0.543% due 12/15/2029	123	123
0.693% due 01/15/2032	25	25
1.200% due 10/15/2020	2	2
1.250% due 10/02/2019	50,000	47,434
1.374% due 10/25/2044	499	504
1.574% due 07/25/2044	4,414	4,534
1.736% due 10/25/2021 (a)	37,615	3,837
2.348% due 12/01/2032	12	12
2.442% due 09/01/2035	22	24
2.606% due 03/01/2036	199	212
2.830% due 05/01/2025	5	5
2.840% due 08/01/2035	39	41
2.896% due 09/01/2035	12	13
4.000% due 11/01/2040 - 02/01/2041	12,056	12,653
4.500% due 02/15/2020 - 09/01/2041	1,062	1,120
5.000% due 03/15/2021 - 04/01/2030	16,916	18,075
5.500% due 03/01/2023	18	19
6.500% due 10/25/2043	128	152
6.555% due 09/25/2029	235	239
7.002% due 11/25/2030	77	78
7.500% due 08/15/2030	36	42
7.972% due 12/25/2030	184	189
Ginnie Mae
0.492% due 05/20/2037	2,573	2,584
0.693% due 04/16/2032	18	18
0.743% due 12/16/2025	76	77
1.625% due 12/20/2021 - 10/20/2029	259	270
1.750% due 09/20/2023 - 07/20/2030	91	95
2.000% due 06/20/2021 - 10/20/2027	115	119
2.500% due 07/15/2027 - 04/15/2043	249,710	245,316
3.000% due 12/15/2041 - 06/15/2043	2,090,371	2,071,264
3.500% due 11/20/2017 - 07/01/2043	49,631	50,957
4.000% due 12/20/2017	3	4
4.500% due 08/15/2033 - 07/01/2043	401,420	426,104
5.000% due 01/15/2039 - 05/15/2039	8,008	8,673
5.500% due 10/15/2034 - 04/15/2039	1,499	1,637
6.000% due 06/20/2038	134	141
7.500% due 08/20/2029	95	112
8.000% due 03/20/2030	26	32
8.500% due 04/20/2030 - 07/20/2030	2	2
NCUA Guaranteed Notes
0.723% due 03/09/2021	15,025	15,122
Overseas Private Investment Corp.
0.000% due 12/14/2014 - 05/02/2016	18,330	22,265
Residual Funding Corp. Strips
0.000% due 10/15/2019	12,600	11,086
Small Business Administration
4.760% due 09/01/2025	196	215
4.875% due 09/10/2013	23	23
5.600% due 09/01/2028	565	636
6.220% due 12/01/2028	592	679
7.190% due 12/01/2019	117	129
7.200% due 10/01/2019	517	571
Tennessee Valley Authority
5.250% due 09/15/2039	5,000	5,653

Total U.S. Government Agencies (Cost $6,611,336)		6,420,174

U.S. TREASURY OBLIGATIONS 36.4%
U.S. Treasury Bonds
2.750% due 11/15/2042 (j)	190,700	164,687
3.000% due 05/15/2042	22,000	20,084
3.125% due 11/15/2041	1,100	1,033
3.500% due 02/15/2039 (j)	76,800	78,156
3.750% due 08/15/2041 (j)	166,700	176,246
4.375% due 02/15/2038	35,700	41,853
4.375% due 05/15/2040	22,000	25,835
4.500% due 08/15/2039	44,200	52,902
6.250% due 08/15/2023	70,000	93,898
7.125% due 02/15/2023	37,900	53,498
7.250% due 08/15/2022	32,350	45,651
7.500% due 11/15/2024	46,400	68,806
7.625% due 11/15/2022	73,000	105,816
7.875% due 02/15/2021	51,600	73,103
8.000% due 11/15/2021	80,372	116,495
8.125% due 05/15/2021	33,000	47,658
8.125% due 08/15/2021	35,400	51,383

U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)		172,091	168,535
0.125% due 07/15/2022		284,450	278,005
0.125% due 01/15/2023		74,349	72,037
0.750% due 02/15/2042		204,278	179,861
1.125% due 01/15/2021		38,662	41,347
1.250% due 07/15/2020		137,657	149,546
2.000% due 01/15/2026		49,442	57,092
2.125% due 02/15/2041 (j)		72,738	88,522
2.375% due 01/15/2025		34,974	41,660
2.375% due 01/15/2027		147,712	177,705
U.S. Treasury Notes
0.125% due 12/31/2013		28,700	28,702
0.250% due 01/31/2014		55,880	55,925
0.250% due 02/28/2014		190,100	190,252
0.250% due 03/31/2014		726,290	726,801
0.250% due 04/30/2014		521,300	521,657
0.250% due 05/31/2014		484,700	485,013
0.250% due 02/15/2015		24,500	24,485
0.625% due 07/15/2014		236,500	237,549
0.625% due 08/31/2017		17,700	17,332
0.625% due 11/30/2017		118,400	115,380
0.750% due 06/15/2014		112,000	112,599
0.750% due 03/31/2018		14,000	13,623
0.875% due 01/31/2017		58,300	58,200
0.875% due 02/28/2017		28,500	28,424
0.875% due 04/30/2017		7,900	7,860
1.000% due 01/15/2014		81,900	82,292
1.000% due 05/15/2014		155,600	156,709
1.000% due 06/30/2019		37,300	35,843
1.000% due 09/30/2019		21,200	20,264
1.000% due 11/30/2019		71,300	67,902
1.250% due 02/15/2014		42,931	43,229
1.250% due 03/15/2014		299,700	302,036
1.250% due 04/15/2014		90,900	91,676
1.250% due 04/30/2019		22,700	22,221
1.250% due 02/29/2020		7,900	7,601
1.500% due 12/31/2013		32,600	32,823
1.500% due 07/31/2016		155,900	159,590
1.625% due 08/15/2022		593,192	556,256
1.625% due 11/15/2022 (m)		172,995	161,399
1.750% due 01/31/2014		68,300	68,950
1.750% due 03/31/2014		110,810	112,130
1.750% due 05/15/2022		575,555	548,509
1.750% due 05/15/2023 (h)		253,600	237,374
1.875% due 02/28/2014		38,100	38,538
1.875% due 04/30/2014		51,000	51,722
1.875% due 08/31/2017		200	206
2.000% due 11/15/2021		496,400	487,558
2.000% due 02/15/2022		55,800	54,549
2.125% due 08/15/2021		423,760	421,823
2.250% due 05/31/2014		621,600	633,316
2.250% due 03/31/2016		15,200	15,885
2.250% due 07/31/2018		204,100	212,503
2.625% due 07/31/2014		150,900	154,855
2.625% due 11/15/2020		7,500	7,812
3.125% due 05/15/2021		201,900	216,727
3.625% due 08/15/2019		64	71
4.000% due 02/15/2014		5,250	5,376
4.000% due 02/15/2015		5,250	5,565
4.250% due 11/15/2014		5,250	5,539
4.250% due 08/15/2015		5,250	5,677
4.500% due 02/15/2016		5,250	5,789
4.875% due 08/15/2016		5,250	5,922

Total U.S. Treasury Obligations (Cost $10,379,140)			10,131,453

MORTGAGE-BACKED SECURITIES 6.1%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		31	28
5.214% due 10/25/2035		5,341	4,922
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,599	2,624
American Home Mortgage Assets Trust
0.383% due 05/25/2046		1,015	702
0.403% due 10/25/2046		291	192
1.094% due 11/25/2046		12,320	6,804
1.108% due 10/25/2046		5,625	4,089
1.128% due 09/25/2046		2,203	1,563
1.138% due 10/25/2046		221	172
American Home Mortgage Investment Trust
1.914% due 09/25/2045		1,075	1,054
2.416% due 02/25/2045		2,124	2,121
2.559% due 10/25/2034		93	92
Arran Residential Mortgages Funding PLC 1.
402% due 11/19/2047	EUR	588	767

Banc of America Alternative Loan Trust
5.750% due 04/25/2033		$619	674
6.000% due 01/25/2036		1,807	1,407
Banc of America Funding Corp.
0.422% due 06/20/2047		20,578	18,773
0.472% due 06/20/2047		2,000	1,204
0.473% due 07/25/2037		7,044	5,707
0.483% due 07/25/2037		9,729	7,888
0.593% due 05/25/2037		726	477
2.639% due 05/25/2035		53	53
5.359% due 05/20/2036		2,208	2,052
5.359% due 06/20/2037		606	580
5.500% due 09/25/2034		3,939	4,094
5.630% due 01/20/2047 ^		972	742
5.756% due 10/20/2046		5,100	4,516
5.806% due 03/25/2037 ^		43	37
6.000% due 03/25/2037 ^		5,571	4,916
Banc of America Large Loan Trust
2.493% due 11/15/2015		130,160	130,569
Banc of America Mortgage Trust
2.868% due 05/25/2034		2,239	2,173
2.929% due 02/25/2036 ^		120	101
2.958% due 02/25/2034		281	277
2.997% due 01/25/2035		687	668
3.108% due 09/25/2034		1,934	1,904
6.500% due 10/25/2031		9	9
6.500% due 09/25/2033		182	188
BCAP LLC Trust
2.551% due 05/26/2036		1,944	1,980
2.629% due 10/26/2036		442	14
5.250% due 02/26/2036		7,354	6,735
5.250% due 04/26/2037		16,988	16,139
5.250% due 06/26/2037		3,536	3,532
5.340% due 03/26/2037		12,895	11,891
5.604% due 07/26/2035		1,700	1,679
10.203% due 04/26/2037		4,380	1,539
11.071% due 02/26/2036		3,521	1,317
14.015% due 06/26/2036		5,685	1,242
BCRR Trust
5.982% due 08/17/2045		6,890	7,752
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		397	392
2.370% due 02/25/2036		699	538
2.470% due 10/25/2035		981	938
2.481% due 04/25/2034		248	237
2.600% due 03/25/2035		1,628	1,612
2.655% due 11/25/2034		489	481
2.677% due 02/25/2033		24	24
2.706% due 08/25/2033		834	837
2.778% due 10/25/2033		45	44
2.793% due 03/25/2035		3,147	3,124
2.857% due 01/25/2035		1,037	1,018
2.878% due 05/25/2047 ^		909	731
2.907% due 05/25/2034		37	35
2.913% due 08/25/2035 ^		3,172	2,611
2.917% due 07/25/2034		220	215
2.918% due 05/25/2034		108	101
2.959% due 02/25/2033		22	19
2.982% due 02/25/2034		71	69
3.082% due 01/25/2034		724	715
3.115% due 10/25/2034		139	116
3.458% due 11/25/2034		15	16
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		169	165
0.363% due 08/25/2036		1,699	930
0.393% due 02/25/2034		270	172
0.513% due 08/25/2036		4,518	2,956
0.873% due 09/25/2034		266	258
0.893% due 09/25/2034		2,175	2,069
2.491% due 01/25/2036 ^		3,433	2,332
2.576% due 03/25/2036		3,665	2,517
2.645% due 08/25/2036 ^		33	21
2.709% due 05/25/2035		6,928	6,854
2.845% due 11/25/2035 ^		327	242
2.845% due 11/25/2036		3,545	2,418
2.911% due 11/25/2036		6,009	3,967
2.944% due 03/25/2036		1,168	727
4.689% due 11/25/2036 ^		1,353	1,084
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		483	367
2.653% due 12/26/2046		2,030	1,424
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	19,587	23,392
Chase Mortgage Finance Trust
2.676% due 03/25/2037		$217	191
2.766% due 02/25/2037		622	623

2.888% due 02/25/2037	2,940	2,867
2.914% due 02/25/2037	255	252
3.028% due 07/25/2037	206	205
Chaseflex Trust
0.493% due 07/25/2037	1,474	1,086
0.653% due 07/25/2037 ^	759	415
5.072% due 08/25/2037	5,304	4,187
6.000% due 02/25/2037 ^	1,541	1,312
Chevy Chase Funding LLC
0.423% due 05/25/2036	3,197	2,612
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	666	668
6.000% due 09/25/2037	1,038	1,063
Citigroup Commercial Mortgage Trust
4.639% due 05/15/2043	13	13
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035	1,418	1,402
2.270% due 09/25/2035	399	392
2.290% due 09/25/2035	5,834	5,695
2.703% due 08/25/2035	3,553	3,365
2.806% due 02/25/2034	434	422
2.912% due 11/25/2036 ^	1,725	1,253
6.078% due 09/25/2037 ^	7,873	6,868
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	2,608	2,187
6.000% due 10/25/2037 ^	15,197	13,344
Countrywide Alternative Loan Trust
0.313% due 06/25/2036	3,261	2,242
0.333% due 04/25/2047	8,243	6,801
0.353% due 02/25/2047	497	389
0.363% due 01/25/2037 ^	497	372
0.372% due 02/20/2047	6,931	4,615
0.373% due 05/25/2047	8,389	6,389
0.383% due 09/25/2046	352	246
0.383% due 11/25/2046	338	236
0.387% due 12/20/2046	10,370	6,903
0.393% due 05/25/2036	226	163
0.393% due 06/25/2037	52	41
0.402% due 03/20/2046	4,324	3,071
0.402% due 07/20/2046 ^	906	509
0.422% due 07/20/2035	104	87
0.443% due 09/25/2046	885	204
0.473% due 12/25/2035	721	586
0.473% due 02/25/2037	778	538
0.493% due 01/25/2036	9,733	6,780
0.512% due 11/20/2035	7,341	5,557
0.543% due 05/25/2037 ^	117	66
0.563% due 02/25/2037	23,161	11,460
0.593% due 05/25/2036	5,675	3,726
0.643% due 09/25/2035	8,092	5,701
0.693% due 12/25/2035 ^	10,884	7,805
0.693% due 05/25/2037 ^	2,857	1,634
0.893% due 05/25/2036	3,315	1,768
0.903% due 07/25/2036	2,650	1,332
0.984% due 08/25/2046	3,945	2,777
0.993% due 12/25/2035	2,059	1,591
1.093% due 12/25/2036 ^	12,064	7,793
1.168% due 02/25/2036	27	22
1.173% due 12/25/2035	1,731	1,237
1.648% due 01/25/2036	2,229	1,982
2.736% due 06/25/2037	7,345	5,867
4.594% due 08/25/2036	99	99
5.090% due 10/25/2035 ^	1,501	1,122
5.250% due 10/25/2033	2,711	2,788
5.250% due 06/25/2035	62	55
5.500% due 04/25/2035	1,000	989
5.500% due 10/25/2035	1,527	1,250
5.500% due 11/25/2035 ^	4,326	3,683
5.500% due 11/25/2035	1,928	1,700
5.500% due 01/25/2036	1,364	1,191
5.500% due 03/25/2036	145	111
5.750% due 02/25/2035	1,684	1,581
5.750% due 07/25/2035	5,300	4,531
6.000% due 04/25/2036 ^	1,989	1,656
6.000% due 05/25/2036	992	762
6.000% due 05/25/2036 ^	1,555	1,194
6.000% due 02/25/2037	1,336	958
6.000% due 02/25/2037 ^	3,130	2,353
6.000% due 03/25/2037 ^	2,650	2,107
6.000% due 04/25/2037	12,400	9,485
6.000% due 05/25/2037 ^	1,902	1,476
6.000% due 08/25/2037	1,538	1,180
6.250% due 11/25/2036 ^	1,485	1,252
6.500% due 06/25/2036 ^	222	171
6.500% due 09/25/2037	2,482	1,919

Countrywide Home Loan Mortgage Pass-Through Trust
0.393% due 04/25/2046		2,587	1,929
0.483% due 04/25/2035		913	774
0.513% due 03/25/2035		8,673	6,167
0.523% due 02/25/2035		156	143
0.533% due 02/25/2035		191	183
0.533% due 06/25/2035		3,976	3,592
0.593% due 11/25/2034		107	91
0.953% due 09/25/2034		14	13
2.242% due 07/25/2034		661	644
2.459% due 02/20/2036		2,017	1,522
2.661% due 06/20/2035		59	44
2.679% due 05/20/2036		6,027	3,885
2.716% due 03/25/2037 ^		334	226
2.719% due 11/19/2033		85	80
2.763% due 09/20/2036 ^		3,021	1,989
2.783% due 02/20/2036		1,408	1,213
2.814% due 08/25/2034		1,440	1,320
2.831% due 06/25/2033		846	836
2.859% due 09/25/2034		67	54
2.862% due 02/25/2047 ^		2	2
2.915% due 11/25/2034		183	169
2.963% due 08/25/2034		524	469
5.500% due 03/25/2035		1,761	1,781
5.500% due 11/25/2035 ^		341	307
5.750% due 07/25/2037 ^		31,346	29,377
6.000% due 02/25/2036		1,697	1,433
6.000% due 03/25/2036 ^		17	15
6.000% due 05/25/2036 ^		9,703	8,711
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		140	129
2.341% due 06/25/2033		60	58
2.407% due 07/25/2033		8	8
2.500% due 08/25/2033		93	92
6.000% due 01/25/2036		4,093	3,030
6.500% due 04/25/2033		2	2
7.000% due 02/25/2034		502	536
Credit Suisse Mortgage Capital Certificates
0.491% due 02/27/2036		1,529	1,435
2.628% due 02/26/2036		1,840	1,730
5.383% due 02/15/2040		4,455	4,893
5.467% due 09/18/2039		2,365	2,611
Credit Suisse Mortgage Pass-Through Certificates
0.458% due 05/15/2023 (a)		219,000	3,944
CSMC Mortgage-Backed Trust
6.250% due 08/25/2036 ^		2,392	2,092
7.000% due 08/25/2037		2,447	1,597
DECO Series
0.664% due 01/27/2020	GBP	2,396	3,447
Deutsche ALT-A Securities, Inc.
0.293% due 08/25/2037		$2,068	1,549
0.343% due 03/25/2037		1,942	1,098
0.523% due 02/25/2036		13,537	8,699
1.838% due 08/25/2035 ^		725	537
Downey Savings & Loan Association Mortgage Loan Trust
0.452% due 08/19/2045		51	43
1.088% due 03/19/2046 ^		1,995	1,353
2.552% due 07/19/2044		786	772
EF Hutton Trust
9.950% due 10/20/2018		19	21
EMF-NL
1.010% due 04/17/2041	EUR	7,432	8,454
1.210% due 07/17/2041		1,200	1,179
Eurosail PLC
1.710% due 10/17/2040		4,540	5,601
First Horizon Alternative Mortgage Securities
2.313% due 09/25/2034		$830	819
2.319% due 06/25/2036		1,817	1,394
2.339% due 09/25/2035		1,512	1,262
2.385% due 03/25/2035		90	70
6.000% due 08/25/2036 ^		2,815	2,375
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		4,287	4,035
First Horizon Mortgage Pass-Through Trust
2.558% due 02/25/2034		1,031	1,027
2.597% due 10/25/2035		7,294	6,177
2.615% due 08/25/2035		785	754
First Republic Mortgage Loan Trust
0.543% due 11/15/2031		1,140	1,118
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	16,532	21,488
GMAC Commercial Mortgage Securities, Inc.
1.025% due 04/15/2034 (a)		$3,384	3
Granite Master Issuer PLC
0.733% due 12/20/2054	GBP	1,678	2,486

Granite Mortgages PLC
0.776% due 07/20/2043		$665	651
0.889% due 09/20/2044	GBP	312	467
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045		$25	22
0.463% due 11/25/2045		147	122
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		120	118
GS Mortgage Securities Trust
1.103% due 03/06/2020		449	450
2.006% due 03/06/2020		300	301
5.374% due 05/17/2045		4,600	5,112
GSMPS Mortgage Loan Trust
0.543% due 03/25/2035		112	96
GSR Mortgage Loan Trust
1.940% due 03/25/2033		39	38
2.298% due 06/25/2034		800	789
2.457% due 06/25/2034		872	859
2.664% due 09/25/2035		2,081	2,055
2.679% due 09/25/2035		590	588
5.000% due 05/25/2037		682	642
5.083% due 11/25/2035		680	664
5.750% due 03/25/2036 ^		1,243	1,158
5.750% due 01/25/2037		2,981	2,874
6.000% due 03/25/2032		12	12
6.000% due 02/25/2036		6,397	5,922
6.000% due 03/25/2037		3,894	3,555
6.000% due 05/25/2037		1,699	1,592
6.500% due 09/25/2036		1,025	894
Harborview Mortgage Loan Trust
0.372% due 11/19/2036		343	286
0.372% due 07/19/2046		356	243
0.372% due 11/19/2046 ^		110	73
0.382% due 01/19/2038		12,530	10,139
0.412% due 05/19/2035		1,124	923
0.432% due 06/19/2035		152	126
0.432% due 03/19/2036		4,561	3,098
0.442% due 01/19/2036		2,892	1,880
0.462% due 03/19/2035		4,740	4,075
0.472% due 02/19/2036		2,249	1,612
0.502% due 11/19/2035		2,273	1,829
0.602% due 11/19/2034		1,799	1,331
1.018% due 12/19/2036 ^		6,785	5,028
2.599% due 05/19/2033		95	94
2.817% due 06/19/2045		5,408	3,431
2.853% due 07/19/2035		803	748
Impac CMB Trust
0.853% due 03/25/2035		451	408
Impac Secured Assets Trust
0.363% due 01/25/2037		8,911	6,448
0.543% due 05/25/2036		556	548
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		5	5
IndyMac Mortgage Loan Trust
0.333% due 04/25/2037		5,163	4,777
0.353% due 04/25/2037		1,177	995
0.383% due 09/25/2046		59	47
0.393% due 11/25/2046		795	404
0.433% due 06/25/2037		3,349	2,818
0.443% due 02/25/2037		2,700	1,318
0.493% due 07/25/2035		2,552	2,152
2.434% due 01/25/2036		1,057	833
2.466% due 01/25/2036		3,513	3,167
2.566% due 12/25/2034		1,416	1,353
2.592% due 10/25/2034		3,710	3,572
2.859% due 06/25/2037 ^		1,554	1,125
2.889% due 12/25/2036 ^		111	92
2.958% due 06/25/2036		1,999	1,448
4.607% due 05/25/2036 ^		8,236	6,959
4.784% due 08/25/2035		3,793	3,062
Isobel Finance PLC
3.057% due 10/17/2038	GBP	275	422
JPMorgan Alternative Loan Trust
0.333% due 03/25/2037		$1,765	1,033
0.343% due 07/25/2036		9,768	9,607
0.353% due 09/25/2036		17,273	12,420
2.777% due 05/25/2037 ^		3,755	2,671
5.500% due 11/25/2036		40	39
5.613% due 05/26/2037		11,274	9,176
6.310% due 08/25/2036		3,000	2,221
JPMorgan Mortgage Trust
2.115% due 11/25/2033		35	35
2.769% due 05/25/2034		290	285
2.843% due 02/25/2036		33	28
2.853% due 04/25/2037		148	121
2.858% due 07/25/2035		131	132

3.005% due 07/25/2035		112	113
4.479% due 02/25/2035		759	762
5.169% due 11/25/2035		1,682	1,593
5.263% due 04/25/2036		934	816
5.750% due 01/25/2036		3,253	2,967
6.000% due 08/25/2037 ^		10,303	9,079
6.250% due 07/25/2036		4,067	3,641
6.500% due 08/25/2036 ^		7,279	6,527
JPMorgan Resecuritization Trust
2.281% due 05/27/2037		3,947	3,309
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/2021		636	636
Lehman XS Trust
0.353% due 03/25/2047		3,272	2,154
Luminent Mortgage Trust
0.363% due 12/25/2036		341	253
0.433% due 04/25/2036		5,906	3,615
Mall Funding PLC
1.184% due 04/22/2017	GBP	8,012	11,592
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046		$850	618
0.403% due 05/25/2047		1,647	1,269
0.493% due 05/25/2047 ^		828	348
2.314% due 05/25/2034		574	567
2.508% due 05/25/2034		308	301
MASTR Asset Securitization Trust
5.500% due 11/25/2017		11	12
5.500% due 09/25/2033		175	184
6.000% due 10/25/2036		131	131
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		1,024	1,059
MASTR Seasoned Securitization Trust
3.688% due 10/25/2032		49	48
Mellon Residential Funding Corp.
0.633% due 12/15/2030		562	543
0.893% due 11/15/2031		308	302
Merrill Lynch Alternative Note Asset Trust
0.363% due 02/25/2037		1,749	1,518
Merrill Lynch Floating Trust
0.731% due 07/09/2021		3,735	3,725
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		2,178	1,892
0.443% due 11/25/2035		2,505	2,333
0.443% due 08/25/2036		32	29
0.573% due 08/25/2035		2,500	2,146
1.131% due 11/25/2029 (a)		8,785	316
1.193% due 10/25/2035		1,450	1,434
1.664% due 10/25/2035		333	324
2.254% due 11/25/2035		1,509	1,409
2.333% due 02/25/2033		55	51
3.006% due 03/25/2036 ^		2,312	1,574
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	56
5.763% due 04/12/2049		570	572
Morgan Stanley Mortgage Loan Trust
1.093% due 02/25/2036		720	570
2.270% due 06/25/2036		14,499	14,030
2.311% due 06/25/2036		120	108
2.524% due 07/25/2035		747	614
2.584% due 08/25/2034		882	863
2.605% due 11/25/2037		4,579	3,479
2.724% due 07/25/2035		401	333
2.888% due 08/25/2034		90	86
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		900	1,012
Mortgages PLC
0.964% due 10/31/2038	GBP	2,532	3,667
Newgate Funding PLC
0.810% due 12/15/2050	EUR	19,000	22,570
Nomura Asset Acceptance Corp.
2.623% due 10/25/2035		$1,636	1,422
2.979% due 08/25/2035		1,448	1,350
6.500% due 02/25/2035		1,403	1,475
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	55,900	73,146
1.675% due 07/15/2042		$58,600	58,973
Prime Mortgage Trust
0.593% due 02/25/2019		1	1
0.593% due 02/25/2034		11	11
0.693% due 02/25/2035		3,252	2,955
5.500% due 06/25/2036 ^		781	722
RBSGC Structured Trust
5.500% due 11/25/2035		36,759	31,206
RBSSP Resecuritization Trust
0.433% due 06/27/2036		9,319	5,426
0.433% due 08/27/2037		3,916	2,887

Residential Accredit Loans, Inc. Trust
0.333% due 01/25/2037	3,527	2,830
0.343% due 02/25/2047	13,882	7,405
0.373% due 05/25/2036	3,937	3,029
0.378% due 12/25/2036	263	181
0.443% due 02/25/2036 ^	608	383
0.493% due 08/25/2035	1,992	1,560
0.593% due 03/25/2033	118	114
0.593% due 11/25/2036 ^	972	572
0.593% due 10/25/2045	574	418
0.873% due 12/25/2033	352	314
3.113% due 03/25/2035 ^	1,824	1,442
3.269% due 02/25/2035	2,643	2,080
3.723% due 12/25/2035	7,976	6,152
3.777% due 09/25/2035	1,751	1,306
3.810% due 01/25/2036 ^	4,944	3,737
6.000% due 08/25/2036	1,340	1,053
6.500% due 09/25/2037 ^	1,041	820
Residential Asset Securitization Trust
0.543% due 10/25/2018	47	46
0.593% due 05/25/2033	63	61
0.593% due 01/25/2046 ^	3,412	1,553
0.643% due 02/25/2034	387	369
0.893% due 10/25/2035 ^	9,904	7,643
5.500% due 09/25/2035	281	258
5.500% due 12/25/2035	698	584
5.750% due 02/25/2036 ^	124	100
5.750% due 02/25/2036	2,303	1,890
6.000% due 03/25/2037 ^	2,985	2,237
6.000% due 07/25/2037	2,629	2,079
6.250% due 07/25/2036 ^	8,525	7,529
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^	46	37
3.370% due 02/25/2036 ^	1,568	1,344
3.559% due 09/25/2036 ^	107	77
5.500% due 11/25/2035	10,673	10,270
6.000% due 10/25/2036 ^	2,314	2,108
6.500% due 03/25/2032	33	35
Royal Bank of Scotland Capital Funding Trust
6.122% due 02/16/2051	2,500	2,768
6.208% due 12/16/2049	8,000	8,889
Salomon Brothers Mortgage Securities, Inc.
0.693% due 05/25/2032	144	130
Sequoia Mortgage Trust
0.913% due 11/22/2024	215	213
3.898% due 09/20/2046	287	238
STRIPS Ltd.
5.000% due 03/24/2018	730	730
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 06/25/2037	6,175	5,018
0.513% due 10/25/2035	11,602	9,848
1.563% due 01/25/2035	44	34
2.550% due 05/25/2034	939	924
2.561% due 07/25/2034	1,309	1,291
2.578% due 02/25/2034	74	74
2.583% due 01/25/2035	367	305
2.593% due 04/25/2034	201	199
2.609% due 08/25/2035	69	63
2.764% due 09/25/2034	160	160
4.416% due 09/25/2036 ^	785	466
5.057% due 04/25/2036 ^	1,771	1,408
Structured Asset Mortgage Investments Trust
0.313% due 08/25/2036	514	373
0.383% due 07/25/2046	195	147
0.403% due 04/25/2036	566	406
0.403% due 08/25/2036	2,538	1,867
0.403% due 05/25/2046	413	256
0.413% due 05/25/2036	146	100
0.442% due 07/19/2035	1,484	1,385
0.473% due 02/25/2036	870	669
0.493% due 08/25/2036	1,000	288
0.772% due 07/19/2034	37	37
0.852% due 09/19/2032	10	9
0.892% due 03/19/2034	11	11
Structured Asset Securities Corp.
2.352% due 01/25/2032	216	189
2.473% due 06/25/2033	68	67
2.497% due 03/25/2033	129	126
2.584% due 02/25/2032	7	7
2.718% due 10/28/2035	455	428
4.740% due 12/25/2034	318	322
5.500% due 09/25/2035	10,141	10,143
Thornburg Mortgage Securities Trust
1.443% due 06/25/2037	14,444	12,295
2.496% due 10/25/2043	292	286
5.750% due 06/25/2037	69,730	66,272

TIAA Seasoned Commercial Mortgage Trust
5.526% due 08/15/2039	1,800	1,940
UBS-Citigroup Commercial Mortgage Trust
2.698% due 01/10/2045 (a)	42,313	5,352
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	2,000	2,217
Wachovia Mortgage Loan Trust LLC
2.985% due 05/20/2036 ^	3,063	2,543
4.674% due 03/20/2037 ^	1,177	1,056
5.381% due 10/20/2035	5,979	5,862
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	1,686	1,527
0.453% due 11/25/2045	81	73
0.483% due 07/25/2045	226	210
0.503% due 01/25/2045	4,414	4,039
0.513% due 07/25/2045	26	24
0.513% due 08/25/2045	1,560	1,410
0.548% due 11/25/2034	2,583	2,430
0.869% due 02/25/2047	64	48
0.899% due 01/25/2047	389	363
0.919% due 06/25/2047	547	131
0.929% due 04/25/2047	125	109
0.979% due 12/25/2046	765	676
0.989% due 12/25/2046	5,241	4,020
1.049% due 10/25/2046	49,277	36,915
1.148% due 06/25/2046	883	810
1.169% due 08/25/2046	5,782	4,736
1.174% due 02/25/2046	165	149
1.368% due 11/25/2042	38	35
1.568% due 06/25/2042	867	795
1.568% due 08/25/2042	398	367
2.088% due 01/25/2037 ^	742	585
2.211% due 03/25/2033	186	185
2.220% due 02/27/2034	525	534
2.320% due 12/25/2032	8,657	8,554
2.428% due 07/25/2037 ^	1,032	781
2.440% due 10/25/2034	781	770
2.443% due 02/25/2037 ^	734	567
2.449% due 06/25/2033	365	359
2.450% due 08/25/2035	1,965	1,895
2.462% due 09/25/2033	68	68
2.463% due 01/25/2036	3,247	3,103
2.470% due 05/25/2046	321	277
2.470% due 08/25/2046	15,963	14,124
2.470% due 09/25/2046	458	425
2.470% due 10/25/2046	389	347
2.470% due 11/25/2046	934	827
2.490% due 03/25/2036	1,537	1,337
2.497% due 03/25/2035	954	929
2.558% due 03/25/2034	12	11
4.495% due 03/25/2037	107,195	86,392
4.534% due 12/25/2036 ^	6,110	5,190
4.638% due 06/25/2037	4,717	3,826
4.853% due 02/25/2037 ^	264	218
4.962% due 04/25/2037	91,001	81,690
5.703% due 10/25/2036 ^	125	98
6.099% due 10/25/2036	3,086	2,541
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.893% due 01/25/2036 ^	11,378	6,728
1.109% due 07/25/2046 ^	138	72
5.750% due 11/25/2035	2,893	2,407
5.750% due 01/25/2036 ^	10,254	8,061
6.000% due 10/25/2035 ^	1,351	1,087
Washington Mutual MSC Mortgage Pass-Through Certificates
2.190% due 02/25/2033	22	22
Wells Fargo Alternative Loan Trust
0.543% due 06/25/2037 ^	6,983	3,642
6.000% due 07/25/2037	1,807	1,672
6.250% due 07/25/2037 ^	13,443	11,881
6.250% due 11/25/2037	2,336	2,184
Wells Fargo Mortgage-Backed Securities Trust
2.605% due 05/25/2036 ^	1,190	1,088
2.613% due 07/25/2036 ^	6,893	6,091
2.619% due 01/25/2035	371	368
2.626% due 09/25/2034	2,605	2,269
2.636% due 06/25/2035	657	651
2.641% due 03/25/2036	2,279	2,229
2.659% due 03/25/2035	4,133	4,121
2.666% due 06/25/2035	634	645
2.682% due 03/25/2035	760	760
2.701% due 04/25/2036	19	19
2.707% due 04/25/2036	1,467	1,335
2.717% due 02/25/2034	858	860
2.720% due 04/25/2036 ^	192	180
2.720% due 04/25/2036	4,405	4,138
2.729% due 10/25/2033	1,143	1,128

4.615% due 09/25/2033		1,206	1,208
4.693% due 12/25/2033		8	9
4.997% due 04/25/2035		132	133
5.592% due 04/25/2036		684	654
6.000% due 03/25/2037 ^		5,961	5,476
6.000% due 04/25/2037		5,269	5,032
6.000% due 07/25/2037		2,831	2,657

Total Mortgage-Backed Securities (Cost $1,572,930)			1,705,815

ASSET-BACKED SECURITIES 5.8%
Access Group, Inc.
1.576% due 10/27/2025		4,651	4,651
Accredited Mortgage Loan Trust
0.323% due 02/25/2037		5,825	5,247
0.473% due 04/25/2036		10,500	7,088
ACE Securities Corp. Home Equity Loan Trust
0.263% due 11/25/2036		4,568	1,951
0.313% due 08/25/2036		3,730	1,298
0.353% due 08/25/2036		2,000	702
0.393% due 12/25/2036		7,300	2,496
0.633% due 11/25/2035		3,000	1,995
0.683% due 08/25/2035		2,400	2,295
1.993% due 10/25/2032		2,198	2,127
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		291	298
7.001% due 09/20/2022		9,100	9,394
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.643% due 01/25/2036		2,000	1,588
0.663% due 10/25/2035		1,670	1,503
0.663% due 01/25/2036		11,921	8,989
0.693% due 09/25/2035		2,350	1,988
0.893% due 11/25/2034		3,287	3,017
0.943% due 11/25/2034		1,499	1,232
1.063% due 07/25/2034		928	844
4.922% due 11/25/2035		203	204
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		6	6
0.893% due 10/25/2031		910	787
Apidos CDO Ltd.
0.536% due 07/27/2017		2,565	2,556
Argent Securities Trust
0.343% due 06/25/2036		4,848	1,729
0.343% due 07/25/2036		2,998	1,145
0.343% due 09/25/2036		1,308	535
0.353% due 05/25/2036		2,418	862
0.433% due 07/25/2036		2,761	1,079
0.463% due 05/25/2036		5,722	2,084
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.393% due 10/25/2035		25	25
1.013% due 02/25/2034		2,133	1,813
Asset-Backed Funding Certificates Trust
0.353% due 01/25/2037		2,831	1,529
0.893% due 06/25/2034		986	926
1.318% due 12/25/2032		1,163	1,107
Avoca CLO PLC
0.575% due 09/15/2021	EUR	1,421	1,820
Bayview Financial Acquisition Trust
5.638% due 11/28/2036		$754	740
Bayview Financial Revolving Asset Trust
1.125% due 02/28/2040		260	180
Bear Stearns Asset-Backed Securities Trust
0.263% due 12/25/2036		13	13
0.343% due 11/25/2036		8,754	5,955
0.353% due 08/25/2036		5,456	3,722
0.363% due 01/25/2037		3,035	1,290
0.393% due 12/25/2036		5,169	4,641
0.393% due 04/25/2037		4,347	3,481
0.433% due 06/25/2047		3,500	2,722
0.513% due 01/25/2047		2,300	1,944
0.623% due 11/25/2035		2,700	2,449
0.683% due 07/25/2035		3,483	3,404
0.683% due 09/25/2035		2,266	1,529
0.843% due 08/25/2035		6,500	5,263
0.873% due 10/25/2035		4,000	2,263
1.193% due 10/25/2037		985	851
1.193% due 11/25/2042		14	13
1.443% due 08/25/2037		9,682	7,865
5.500% due 08/25/2036		1,832	1,604
6.500% due 10/25/2036		6,349	5,268
Belle Haven ABS CDO Ltd.
0.633% due 11/03/2044		27,004	12,827
0.673% due 11/03/2044		40,485	19,129
Berica ABS SRL
0.522% due 12/30/2055	EUR	10,707	13,330

BlackRock Senior Income Series Corp.
0.516% due 04/20/2019		$3,089	3,038
Carrington Mortgage Loan Trust
0.243% due 12/25/2036		9	9
0.253% due 01/25/2037		982	674
0.343% due 05/25/2036		2,444	2,254
0.353% due 10/25/2036		2,300	1,141
0.433% due 06/25/2036		3,400	1,838
0.453% due 02/25/2037		5,885	3,317
0.653% due 06/25/2035		1,780	1,540
1.093% due 05/25/2034		3,588	3,239
Cavendish Square Funding PLC
0.473% due 02/11/2055	EUR	1,662	1,709
Centex Home Equity Company Loan Trust LLC
3.693% due 07/25/2034 ^		$10	9
Chester Asset Receivables Dealings Issuer PLC
0.696% due 04/15/2016	GBP	600	912
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		$77	57
0.333% due 08/25/2036		10,123	6,654
0.353% due 09/25/2036		28,836	13,735
0.353% due 12/25/2036		4,283	2,001
0.593% due 11/25/2046		1,184	878
Clavos Euro CDO Ltd.
0.790% due 04/18/2023	EUR	1,537	1,976
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		$17,929	20,002
Countrywide Asset-Backed Certificates
0.323% due 06/25/2047		889	876
0.333% due 07/25/2037		10,800	7,463
0.333% due 08/25/2037		30,500	22,368
0.343% due 01/25/2037		12,221	10,653
0.343% due 10/25/2046		7,556	6,407
0.343% due 12/25/2046		14,113	12,047
0.343% due 04/25/2047		20,050	14,758
0.343% due 06/25/2047		26,300	21,114
0.353% due 03/25/2037		11,920	10,343
0.353% due 01/25/2046		1,483	1,274
0.363% due 06/25/2047		3,800	3,021
0.373% due 08/25/2036		2,631	2,536
0.383% due 06/25/2047		19,400	15,124
0.413% due 06/25/2037		3,000	1,302
0.453% due 05/25/2036		1,480	1,474
0.493% due 06/25/2036		4,600	3,480
0.503% due 09/25/2037		1,800	637
0.533% due 04/25/2036		7,900	6,830
0.533% due 12/25/2036 ^		649	366
0.543% due 04/25/2036		2,400	2,249
0.543% due 05/25/2036		12,000	10,815
0.673% due 12/25/2031		2	1
0.673% due 01/25/2036		5,100	3,614
0.693% due 08/25/2047		18,676	18,412
0.793% due 07/25/2035		9,000	8,252
0.913% due 07/25/2034		2,200	1,948
1.048% due 08/25/2034		2,000	1,864
4.910% due 04/25/2036		1,100	1,057
5.348% due 07/25/2036		1,187	1,195
5.585% due 10/25/2046		5,215	4,654
5.714% due 04/25/2047		10,000	6,569
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		9	8
Credit-Based Asset Servicing and Securitization LLC
0.343% due 11/25/2036		1,737	833
0.533% due 07/25/2037		12,699	6,653
4.522% due 03/25/2037 ^		13,664	7,831
4.635% due 01/25/2037 ^		1,867	995
5.065% due 04/25/2037		51	52
5.713% due 05/25/2035		2,119	2,160
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		402	413
7.790% due 05/25/2030 ^		999	992
Denver Arena Trust
6.940% due 11/15/2019		41	42
Fairbanks Capital Mortgage Loan Trust
1.393% due 05/25/2028		33	31
Faxtor ABS BV
0.477% due 11/02/2070	EUR	3,709	4,152
Fieldstone Mortgage Investment Trust
0.353% due 11/25/2036		$2,764	1,433
First Franklin Mortgage Loan Trust
0.333% due 09/25/2036		2,722	2,303
0.433% due 10/25/2036		3,223	1,901
0.553% due 10/25/2035		13,500	11,372
0.673% due 05/25/2035		2,000	1,771
0.683% due 09/25/2035		3,200	2,663
1.043% due 07/25/2034		1,700	1,357

First NLC Trust
0.263% due 08/25/2037		29	14
Fremont Home Loan Trust
0.323% due 11/25/2036		7,977	3,368
0.343% due 01/25/2037		2,476	1,317
0.433% due 02/25/2037		6,200	3,057
0.443% due 05/25/2036		13,213	5,473
Galaxy CLO Ltd.
0.516% due 04/25/2019		4,461	4,422
Gracechurch Card Funding PLC
0.970% due 01/15/2016	EUR	80,000	104,484
GSAA Home Equity Trust
0.643% due 08/25/2037		$2,251	1,789
4.999% due 09/25/2035		941	934
5.995% due 03/25/2046 ^		5,896	4,495
GSAMP Trust
0.293% due 12/25/2046		6,289	3,193
0.343% due 08/25/2036		3,000	1,862
0.343% due 12/25/2046		1,882	963
0.433% due 08/25/2036		2,000	1,258
0.453% due 06/25/2036		7,462	3,925
0.463% due 04/25/2036		3,600	1,797
GSRPM Mortgage Loan Trust
1.593% due 01/25/2032		16	16
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	2,598	3,340
Home Equity Asset Trust
0.473% due 08/25/2036		$4,100	2,921
1.893% due 05/25/2033		6,993	6,455
Home Equity Loan Trust
0.533% due 04/25/2037		3,000	1,703
Home Equity Mortgage Loan Asset-Backed Trust
0.353% due 07/25/2037		5,309	3,268
0.433% due 04/25/2047		3,500	1,875
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^		350	87
HSBC Home Equity Loan Trust
0.502% due 01/20/2035		32	32
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		46	22
0.373% due 04/25/2037		26,300	13,640
0.383% due 01/25/2037		2,500	1,339
Huntington CDO Ltd.
0.543% due 11/05/2040		46,652	41,522
ING Investment Management CLO Ltd.
0.528% due 12/13/2020		4,953	4,870
Inwood Park CDO Ltd.
0.501% due 01/20/2021		10,173	10,150
IXIS Real Estate Capital Trust
0.423% due 01/25/2037		6,244	2,806
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047		236	220
0.273% due 08/25/2036		3	1
0.333% due 10/25/2036		14,500	10,528
0.340% due 07/25/2036		2,632	1,217
0.353% due 07/25/2036 ^		2,536	1,145
0.383% due 05/25/2035		1,213	1,153
0.383% due 03/25/2047		5,800	2,978
0.433% due 05/25/2036		4,500	3,159
0.453% due 05/25/2037		1,400	952
6.130% due 07/25/2036 ^		541	338
Landmark CDO Ltd.
0.552% due 07/15/2018		11,112	11,051
Lehman XS Trust
0.343% due 04/25/2037 ^		119	74
0.393% due 08/25/2046		5,900	4,538
0.423% due 04/25/2046		7,641	5,419
0.453% due 05/25/2046 ^		49,169	18,059
Loan to Learn Education Loan Trust
0.533% due 06/15/2031		8,400	7,443
Long Beach Mortgage Loan Trust
0.353% due 09/25/2036		3,120	1,408
0.493% due 02/25/2036		2,890	1,729
0.533% due 01/25/2046		5,000	2,451
0.753% due 10/25/2034		629	596
1.093% due 06/25/2035		1,800	1,450
1.123% due 04/25/2035		1,097	990
MASTR Asset-Backed Securities Trust
0.243% due 11/25/2036		99	43
0.403% due 05/25/2037		3,930	2,355
0.433% due 03/25/2036		5,159	2,507
0.453% due 06/25/2036		14,451	6,847
Merit Securities Corp.
6.690% due 07/28/2033		1,202	1,268
Meritage Mortgage Loan Trust
0.943% due 11/25/2035		1,056	979

Merrill Lynch Mortgage Investors Trust
0.263% due 04/25/2047	3,876	1,962
0.303% due 03/25/2037	693	458
0.343% due 08/25/2037	22,294	12,472
0.693% due 06/25/2036	1,000	884
5.450% due 02/25/2037 ^	1,894	417
Morgan Stanley ABS Capital, Inc.
0.253% due 12/25/2036	6,417	3,169
0.303% due 03/25/2037	2,449	1,075
0.333% due 11/25/2036	16,786	10,105
0.343% due 09/25/2036	14,300	6,555
0.343% due 10/25/2036	2,900	1,455
0.343% due 11/25/2036	5,600	2,930
0.343% due 12/25/2036	1,420	711
0.353% due 09/25/2036	2,000	997
0.423% due 09/25/2036	2,000	1,011
0.423% due 02/25/2037	3,607	1,625
0.433% due 06/25/2036	2,000	1,072
0.443% due 03/25/2037	26,263	11,767
0.533% due 03/25/2037	3,891	1,768
0.553% due 02/25/2037	4,810	2,208
0.803% due 03/25/2035	1,100	868
0.993% due 07/25/2037	382	352
1.243% due 09/25/2033	2,368	2,192
Morgan Stanley Dean Witter Capital, Inc.
1.468% due 09/25/2032	8,246	7,504
Morgan Stanley Home Equity Loan Trust
0.293% due 12/25/2036	2,599	1,388
0.543% due 04/25/2037	2,600	1,463
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036	2	1
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019	1,956	1,946
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019	2,018	2,012
National Collegiate Student Loan Trust
0.303% due 03/25/2026	535	534
0.453% due 02/26/2029	3,000	2,081
New Century Home Equity Loan Trust
0.703% due 09/25/2035	3,400	2,839
3.193% due 01/25/2033	1,297	1,118
Newcastle CDO Ltd.
0.613% due 12/24/2039	42,113	39,270
Nomura Home Equity Loan, Inc.
0.523% due 10/25/2036	6,157	2,035
North Carolina State Education Assistance Authority
0.993% due 07/25/2039	1,874	1,885
NovaStar Mortgage Funding Trust
0.313% due 11/25/2036	1,989	814
0.343% due 09/25/2036	8,500	3,956
0.363% due 11/25/2036	13,026	5,372
0.403% due 01/25/2037	4,794	1,719
0.443% due 10/25/2036	2,200	980
Octagon Investment Partners Ltd.
0.573% due 11/28/2018	2,095	2,078
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.573% due 12/25/2035	9,000	7,203
5.675% due 12/25/2035	5,371	5,330
Option One Mortgage Loan Trust
0.323% due 07/25/2037	1,840	1,149
0.333% due 01/25/2037	10,600	5,433
0.373% due 04/25/2037	1,841	1,019
0.433% due 04/25/2037	1,848	976
0.443% due 03/25/2037	991	520
0.443% due 07/25/2037	2,300	1,209
5.599% due 01/25/2037 ^	2,435	2,445
Ownit Mortgage Loan Trust
0.343% due 05/25/2037	3,739	2,106
3.708% due 12/25/2036	1,258	570
Pacifica CDO Corp.
0.536% due 01/26/2020	3,212	3,206
Panhandle-Plains Higher Education Authority, Inc.
0.774% due 10/01/2018	2,540	2,535
1.404% due 10/01/2035	8,145	8,163
Park Place Securities, Inc.
0.453% due 09/25/2035	46	45
RAAC Series
0.493% due 06/25/2044	1,384	1,191
0.533% due 08/25/2036	3,510	2,920
0.873% due 05/25/2044	6,124	5,419
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033	31	31
4.206% due 09/25/2037	7,821	4,489
5.612% due 04/25/2037	4,021	2,247
Residential Asset Mortgage Products Trust
0.383% due 02/25/2036	1,851	1,708

0.393% due 03/25/2036		13,124	12,379
0.493% due 03/25/2036		12,900	9,044
0.753% due 06/25/2032		7	7
Residential Asset Securities Corp. Trust
0.343% due 07/25/2036		20,917	17,790
0.343% due 08/25/2036		2,660	2,465
0.343% due 09/25/2036		1,305	1,268
0.363% due 11/25/2036		1,700	1,311
0.373% due 04/25/2036		3,093	2,834
0.443% due 08/25/2036		6,600	4,427
0.443% due 04/25/2037		15,500	12,932
0.463% due 07/25/2036		3,000	1,269
0.533% due 11/25/2035		3,405	3,142
0.633% due 11/25/2035		3,300	2,715
0.868% due 02/25/2035		2,491	2,226
1.018% due 07/25/2034		1,027	870
5.010% due 04/25/2033		4,101	4,389
6.228% due 04/25/2032		560	576
7.279% due 04/25/2032		637	615
Restructured Asset-Backed Securities Trust
4.000% due 12/15/2030		770	768
SACO, Inc.
0.593% due 04/25/2035		6	4
Saxon Asset Securities Trust
0.363% due 10/25/2046		4,300	3,201
0.988% due 03/25/2035		2,387	2,035
Securitized Asset-Backed Receivables LLC
0.443% due 03/25/2036		4,000	2,211
0.958% due 02/25/2034		3,256	2,943
SG Mortgage Securities Trust
0.343% due 10/25/2036		5,100	2,597
0.403% due 10/25/2036		2,300	1,185
0.463% due 02/25/2036		7,689	3,684
Sierra Madre Funding Ltd.
0.573% due 09/07/2039		99,310	71,503
0.593% due 09/07/2039		230,442	166,494
SLC Student Loan Trust
4.750% due 06/15/2033		3,152	2,947
SLM Student Loan Trust
0.276% due 07/25/2017		590	588
0.469% due 12/15/2023	EUR	15,854	20,256
0.479% due 09/15/2021		3,041	3,953
1.576% due 01/25/2018		$3,525	3,567
1.776% due 04/25/2023		16,654	17,141
3.443% due 05/16/2044		3,881	4,020
3.500% due 08/17/2043		3,425	3,237
Soundview Home Loan Trust
0.253% due 11/25/2036		157	58
0.393% due 01/25/2037		16,880	11,395
0.453% due 02/25/2037		3,795	1,761
0.473% due 10/25/2036		10,201	6,648
Specialty Underwriting & Residential Finance Trust
0.343% due 09/25/2037		6,700	2,667
0.493% due 12/25/2036		8,000	5,247
Structured Asset Investment Loan Trust
0.343% due 09/25/2036		3,005	2,140
0.353% due 05/25/2036		1,300	976
0.553% due 10/25/2035		20,463	19,582
0.898% due 03/25/2034		85	78
0.913% due 02/25/2035		1,900	1,560
1.093% due 09/25/2034		1,700	1,507
1.093% due 01/25/2035		6,930	6,877
1.123% due 01/25/2035		7,500	5,904
1.168% due 01/25/2035		1,713	284
1.318% due 07/25/2033		1,687	1,476
1.318% due 01/25/2035		606	19
1.573% due 04/25/2033		750	653
1.768% due 01/25/2035		684	13
1.918% due 01/25/2035		950	11
2.143% due 01/25/2035		73	0
Structured Asset Securities Corp.
0.363% due 12/25/2036		7,100	4,829
0.513% due 05/25/2037		4,500	3,733
0.533% due 02/25/2036		2,618	2,077
0.633% due 02/25/2035		3,670	3,355
0.773% due 01/25/2033		7	6
Talon Funding Ltd.
0.763% due 06/05/2035		5,387	3,317
Terwin Mortgage Trust
1.133% due 12/25/2034		103	96
4.636% due 09/25/2036		358	378
4.650% due 07/25/2036		4	4
4.849% due 08/25/2036		342	355
Triaxx Prime CDO Ltd.
0.454% due 10/02/2039		104,385	87,956

WaMu Asset-Backed Certificates
0.343% due 01/25/2037		9,155	4,867
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		2,868	1,120
0.433% due 05/25/2036		3,300	1,534
Wells Fargo Home Equity Trust
0.453% due 05/25/2036		2,000	1,687
0.653% due 11/25/2035		1,400	1,287

Total Asset-Backed Securities (Cost $1,435,467)			1,602,348

SOVEREIGN ISSUES 8.0%
Australia Government Bond
5.500% due 12/15/2013	AUD	201,800	187,037
5.500% due 04/21/2023		378,600	395,406
5.750% due 05/15/2021		50,700	53,233
5.750% due 07/15/2022		91,900	97,179
Autonomous Community of Catalonia
2.125% due 10/01/2014	CHF	200	208
3.875% due 04/07/2015	EUR	3,100	3,992
4.300% due 11/15/2016		200	259
4.750% due 06/04/2018		600	744
4.950% due 02/11/2020		300	346
Autonomous Community of Valencia
3.250% due 07/06/2015		700	881
4.375% due 07/16/2015		700	910
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	372,000	116,097
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014		14,419	6,490
10.000% due 01/01/2017		115,812	50,806
10.000% due 01/01/2021		2,155	923
10.000% due 01/01/2023		2,153	914
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	4,300	5,991
Mexico Government International Bond
6.500% due 06/10/2021	MXN	596,700	48,786
10.000% due 12/05/2024		1,157,670	120,686
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	16,000	12,362
Province of Quebec
2.750% due 08/25/2021		$38,500	37,862
3.000% due 09/01/2023	CAD	18,400	16,874
5.000% due 12/01/2041		5,000	5,544
Qatar Government International Bond
5.250% due 01/20/2020		$25,900	29,073
Republic of Germany
0.750% due 09/13/2013	EUR	611,900	797,589
4.250% due 01/04/2014		160,500	213,399
Russia Government International Bond
4.500% due 04/04/2022		$26,600	27,235
State of North Rhine-Westphalia
1.625% due 09/17/2014		500	507

Total Sovereign Issues (Cost $2,352,031)			2,231,333

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (e)		2,500	2,985

UTILITIES 0.1%
PPL Corp.
9.500% due 07/01/2013		488,400	25,597

Total Convertible Preferred Securities (Cost $27,843)			28,582

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.6%
CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
2.556% due 02/14/2014		$75,950	75,942

COMMERCIAL PAPER 0.4%
Commonwealth Edison Co.
0.390% due 07/25/2013	10,000	9,997
Entergy Corp.
0.940% due 11/01/2013	10,000	9,980
Ford Motor Credit Co. LLC
1.021% due 11/01/2013	5,700	5,681
1.021% due 11/05/2013	13,000	12,956
1.021% due 11/12/2013	41,800	41,649
1.022% due 11/04/2013	36,400	36,276

		116,539

REPURCHASE AGREEMENTS (g) 3.0%		840,200

SHORT-TERM NOTES 0.0%
Export-Import Bank of Korea
1.226% due 07/26/2013	900	900

U.S. TREASURY BILLS 0.9%
0.117% due 07/05/2013 - 06/26/2014 (b)(h)(j)(m)	253,401	253,148

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 5.0%
PIMCO Short-Term Floating NAV Portfolio	130,957,664	1,310,362
PIMCO Short-Term Floating NAV Portfolio III	7,262,014	72,555

		1,382,917

Total Short-Term Instruments (Cost $2,669,687)		2,669,646

PURCHASED OPTIONS (i)(k) 0.6%
(Cost $244,790)		172,881

Total Investments 106.7% (Cost $29,747,985)		$29,673,165
Written Options (l) (0.6%) (Premiums $62,709)		(168,957)
Other Assets and Liabilities (Net) (6.1%)		(1,694,795)

Net Assets 100.0%		$27,809,413

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	0.070%	06/24/2013	07/08/2013	$20,800	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014	$(21,254)	$20,800	$20,800
	0.100%	06/28/2013	07/01/2013	37,000	U.S. Treasury Notes 0.625% due 05/31/2017	(37,745)	37,000	37,000
	0.170%	06/28/2013	07/01/2013	188,100	U.S. Treasury Notes 1.875% due 06/30/2015	(190,248)	188,100	188,103
BSN	0.150%	06/28/2013	07/01/2013	8,200	U.S. Treasury Notes 2.375% due 02/28/2015	(8,377)	8,200	8,200
FOB	0.170%	06/28/2013	07/01/2013	100,000	U.S. Treasury Notes 2.125% due 12/31/2015	(101,275)	100,000	100,001
JPS	0.200%	06/28/2013	07/01/2013	8,200	U.S. Treasury Notes 0.625% due 11/30/2017	(8,392)	8,200	8,200
MBC	0.200%	06/28/2013	07/01/2013	216,800	U.S. Treasury Notes 2.125% due 12/31/2015	(219,105)	216,800	216,804
MSC	0.200%	06/28/2013	07/01/2013	11,100	U.S. Treasury Bonds 2.750% due 11/15/2042	(11,500)	11,100	11,100
RBC	0.170%	06/28/2013	07/01/2013	100,000	U.S. Treasury Notes 0.250% due 03/31/2015	(102,070)	100,000	100,001
RYL	0.200%	06/28/2013	07/01/2013	100,000	U.S. Treasury Notes 4.500% due 05/15/2017	(101,994)	100,000	100,002
	0.210%	06/28/2013	07/01/2013	50,000	Freddie Mac 4.375% due 07/17/2015	(51,047)	50,000	50,001

						$(853,007)	$840,200	$840,212

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BRC	(1.500%)	05/17/2013	05/16/2015	$2,326	$(2,322)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
BCY	0.0%	06/28/2013	07/01/2013	$188,168	$(188,168)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $65,771 at a weighted average interest rate of (0.934%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (3)
Fannie Mae	2.500%	07/01/2028	$470,000	$479,045	$(472,276)
Fannie Mae	3.000%	07/01/2028	215,000	222,895	(221,047)
Fannie Mae	3.500%	07/01/2028	171,400	179,943	(178,631)
Fannie Mae	3.500%	07/01/2043	3,169,400	3,300,091	(3,216,941)
Fannie Mae	4.000%	07/01/2028	129,400	136,770	(136,416)
Fannie Mae	4.000%	07/01/2043	516,090	542,298	(537,621)
Fannie Mae	4.500%	07/01/2028	4,000	4,249	(4,239)
Fannie Mae	4.500%	07/01/2043	952,000	1,015,909	(1,007,484)
Fannie Mae	4.500%	08/01/2043	5,000	5,317	(5,282)
Fannie Mae	5.000%	07/01/2028	68,000	72,526	(72,431)
Fannie Mae	5.000%	07/01/2043	16,390	17,626	(17,640)
Fannie Mae	5.500%	07/01/2028	11,000	11,675	(11,601)
Fannie Mae	5.500%	07/01/2043	5,000	5,411	(5,431)
Fannie Mae	6.000%	07/01/2043	104,500	113,693	(113,595)
Freddie Mac	4.000%	07/01/2043	13,000	13,605	(13,522)
Freddie Mac	5.000%	07/01/2043	128,300	137,261	(136,960)
Ginnie Mae	3.000%	07/01/2043	741,000	751,081	(732,316)
Ginnie Mae	3.500%	07/01/2043	273,000	285,048	(279,953)
Ginnie Mae	6.000%	07/01/2043	10,000	11,148	(11,085)
Ginnie Mae	6.500%	07/01/2043	8,000	9,110	(9,000)
U.S. Treasury Bonds	3.125%	02/15/2042	92,000	89,160	(87,359)
U.S. Treasury Bonds	4.625%	02/15/2040	29,300	35,719	(36,279)
U.S. Treasury Inflation Protected Securities	0.625%	07/15/2021	15,588	15,972	(16,141)
U.S. Treasury Notes	1.000%	09/30/2016	1,200	306,235	(306,417)
U.S. Treasury Notes	1.125%	12/31/2019	92,400	88,739	(88,514)
U.S. Treasury Notes	1.250%	01/31/2019	48,800	48,883	(48,261)
U.S. Treasury Notes	1.375%	12/31/2018	9,200	9,095	(9,124)
U.S. Treasury Notes	2.000%	02/15/2023	271,770	260,960	(263,538)
U.S. Treasury Notes	2.375%	05/31/2018	13,200	14,038	(13,863)
U.S. Treasury Notes	2.625%	01/31/2018	104,900	112,597	(112,465)
U.S. Treasury Notes	2.625%	08/15/2020	1,400	1,497	(1,476)
U.S. Treasury Notes	3.125%	05/15/2019	48,200	52,218	(52,500)
U.S. Treasury Notes	3.750%	11/15/2018	4,800	5,347	(5,392)

				$8,355,161	$(8,224,800)

(3)	Market value includes $6,343 of interest payable on short sales.

(h)	Securities with an aggregate market value of $192,187 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(i)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,650.000	07/20/2013	284	$796	$122

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	129	$456
90-Day Eurodollar December Futures	Long	12/2014	76	(22)
90-Day Eurodollar December Futures	Long	12/2015	7,024	(9,791)
90-Day Eurodollar September Futures	Long	09/2014	2,798	(425)
Euro-Bund 10-Year Bond September Futures	Short	09/2013	2,421	5,560
Euro-OAT France Government Bond September Futures	Short	09/2013	5,003	17,912
Japan Government 10-Year Bond September Futures	Short	09/2013	567	(3,716)
U.S. Treasury 2-Year Note September Futures	Short	09/2013	3,004	1,076
U.S. Treasury 5-Year Note September Futures	Short	09/2013	1,272	1,847
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	129	(543)

				$12,354

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	(5.000%)	06/20/2014		$173,160	$(6,850)	$(5,010)
CDX.HY-13 5-Year Index	(5.000%)	12/20/2014		114,000	(6,231)	(6,801)
CDX.HY-14 5-Year Index	(5.000%)	06/20/2015		174,816	(11,387)	(14,009)
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015		598,656	(42,940)	(69,897)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016		7,776	(449)	(1,052)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017		45,837	(2,307)	(4,349)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017		128,900	(5,485)	(5,750)
CDX.IG-12 5-Year Index	(1.000%)	06/20/2014		71,732	(599)	(598)
CDX.IG-13 5-Year Index	(1.000%)	12/20/2014		484,000	(5,612)	(5,299)
CDX.IG-14 5-Year Index	(1.000%)	06/20/2015		195,100	(2,788)	(3,097)
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015		629,400	(9,769)	(13,225)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017		619,300	(6,336)	(2,580)
iTraxx Europe 9 Index	(1.750%)	06/20/2018	EUR	207,500	(3,739)	178
iTraxx Europe 12 Index	(1.000%)	12/20/2014		25,600	(207)	28
iTraxx Europe 17 Index	(1.000%)	06/20/2017		563,900	708	296
iTraxx Europe 18 Index	(1.000%)	12/20/2017		560,800	3,019	(1,459)
iTraxx Europe 19 Index	(1.000%)	06/20/2018		248,800	2,906	(471)
iTraxx Europe Crossover 17 Index	(5.000%)	06/20/2017		82,200	(5,652)	1,090
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017		62,800	(2,868)	(155)

					$(106,586)	$(132,160)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.IG-19 5-Year Index	1.000%	12/20/2017	$308,900	$3,156	$1,913

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	133,900	$5	$434
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		17,100	(12)	(20)
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		34,200	(724)	(751)
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		390,000	(18,201)	(17,079)
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		17,100	446	518
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		30,900	870	1,001
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		163,900	20,877	17,065
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	818,500	3,603	(855)
Receive	3-Month USD-LIBOR	0.500%	06/19/2015		$16,100	0	10
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		1,950,840	2,626	10,538
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		2,594,200	43,025	27,496
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		375,700	(208)	2,148
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		123,500	7,437	7,757
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		223,100	14,428	15,052
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		1,340,000	(56,446)	(32,063)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		246,300	21,907	22,155
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		186,400	14,335	11,055
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		171,300	23,465	18,009
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	12,300	(722)	(384)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		196,500	(7,740)	(6,457)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		13,100	(263)	(344)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		219,200	(173)	(914)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		172,100	(2,537)	(3,713)
Receive	6-Month EUR-EURIBOR	1.829%	06/21/2023	EUR	146,900	3,100	3,100
Receive	6-Month EUR-EURIBOR	1.828%	06/21/2023		149,600	3,176	3,176
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023		1,031,450	9,576	33,857
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		229,700	(2,070)	582
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	47,150,000	7,758	5,657
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		27,780,000	865	4,183
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		19,810,000	(4,884)	14,272
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		8,460,000	3,096	3,350

						$86,615	$138,835

(j)	Securities with an aggregate market value of $313,920 and cash of $87 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	951,877		$1,232,883	BOA	$0	$(6,128)	$(6,128)
07/2013	GBP	371,748		563,570	HUS	0	(1,840)	(1,840)
07/2013	JPY	16,047,400		163,226	BRC	1,415	0	1,415
07/2013		11,168,350		113,123	UAG	510	0	510
07/2013	NZD	17,280		14,137	UAG	754	0	754
07/2013		$2,762	AUD	2,927	CBK	0	(86)	(86)
07/2013		76,242	EUR	59,252	BOA	883	0	883
07/2013		48,402		36,457	BPS	0	(947)	(947)
07/2013		255,447		192,361	BRC	17	(5,078)	(5,061)
07/2013		803,095		614,222	CBK	0	(3,594)	(3,594)
07/2013		2,205		1,687	DUB	0	(9)	(9)
07/2013		26,482		19,852	GLM	0	(642)	(642)
07/2013		28,801		21,887	HUS	0	(312)	(312)
07/2013		8,058		6,159	JPM	0	(41)	(41)
07/2013		148,328	GBP	95,937	BRC	0	(2,413)	(2,413)
07/2013		430,895		275,811	DUB	0	(11,401)	(11,401)
07/2013		183,771	JPY	17,920,800	BRC	65	(3,136)	(3,071)
07/2013		19,753		2,010,291	CBK	517	0	517
07/2013		10,312		997,600	DUB	0	(253)	(253)
07/2013		3,611		364,600	HUS	66	0	66
07/2013		26,480		2,702,500	UAG	770	0	770
08/2013	AUD	1,497,481		$1,405,903	BRC	39,397	0	39,397
08/2013		7,058		6,512	DUB	71	0	71
08/2013		20,474		19,069	HUS	385	0	385
08/2013	BRL	18,027		8,100	DUB	78	0	78
08/2013		135,752		61,090	HUS	676	0	676
08/2013		129,131		57,974	MSC	507	0	507
08/2013		175,250		86,254	UAG	8,262	0	8,262
08/2013	CNY	782,895		125,420	DUB	0	(993)	(993)
08/2013		454,646		72,930	HUS	0	(481)	(481)
08/2013		1,589,975		254,442	JPM	0	(2,289)	(2,289)
08/2013		2,050,897		328,442	UAG	0	(2,713)	(2,713)
08/2013	EUR	614,222		803,191	CBK	3,591	0	3,591
08/2013		26,274		34,274	FBF	70	0	70
08/2013	GBP	72,766		111,920	BRC	1,270	0	1,270
08/2013	HUF	42,374,391		184,441	JPM	0	(1,776)	(1,776)
08/2013	SEK	5,180		772	BRC	0	0	0
08/2013		5,895		897	JPM	19	0	19
08/2013		$4,944	AUD	5,175	CBK	0	(222)	(222)
08/2013		19,392		21,019	DUB	0	(211)	(211)
08/2013		4,670		4,881	FBF	0	(216)	(216)
08/2013		10,067		10,818	MSC	0	(195)	(195)
08/2013		13,861	BRL	29,931	BRC	0	(541)	(541)
08/2013		4,537		9,792	DUB	0	(179)	(179)
08/2013		5,355		11,568	JPM	0	(207)	(207)
08/2013		13,196		28,508	UAG	0	(509)	(509)
08/2013		278,502	CNY	1,747,880	BRC	3,725	0	3,725
08/2013		27,956		175,119	DUB	320	0	320
08/2013		18,919		119,000	RYL	296	0	296
08/2013		504,035		3,162,608	UAG	6,626	0	6,626
08/2013		23,189	EUR	17,701	DUB	0	(145)	(145)
08/2013		41,531		31,742	HUS	0	(209)	(209)
08/2013		159	SEK	1,060	BRC	1	(2)	(1)
08/2013		52		350	DUB	0	0	0
08/2013		33		220	FBF	0	0	0
08/2013		158		1,055	HUS	0	0	0
08/2013		66		435	RYL	0	(2)	(2)
09/2013	CAD	2,241		$2,125	DUB	0	(1)	(1)
09/2013		2,450		2,357	MSC	32	0	32
09/2013		38,419		37,689	RBC	1,232	0	1,232
09/2013	EUR	347,502		453,681	BRC	1,212	0	1,212
09/2013		100,000		122,680	HUS	0	(7,526)	(7,526)
09/2013		100,000		122,611	JPM	0	(7,596)	(7,596)
09/2013		66,900		86,753	UAG	0	(355)	(355)
09/2013	MXN	2,668,642		211,363	HUS	6,824	0	6,824
09/2013		$319,641	EUR	238,432	CBK	0	(9,182)	(9,182)
09/2013		62,489		46,630	FBF	0	(1,772)	(1,772)
09/2013		10,597		7,902	JPM	0	(308)	(308)
10/2013	CNY	34,321		$5,502	UAG	0	(17)	(17)
10/2013	RUB	303,874		9,280	JPM	172	0	172
10/2013	TRY	230,053		124,595	FBF	7,158	0	7,158
10/2013		$7,000	CNY	44,457	HUS	148	0	148
10/2013		801	RUB	26,095	BOA	0	(19)	(19)
10/2013		8,821	TRY	16,864	CBK	0	(212)	(212)
10/2013		5,624		10,752	FBF	0	(135)	(135)
10/2013		92,167		176,379	HUS	0	(2,129)	(2,129)
10/2013		12,976		24,857	JPM	0	(287)	(287)
01/2014	EUR	166,792		$216,047	UAG	0	(1,259)	(1,259)
02/2014	BRL	23,734		11,406	BOA	1,253	0	1,253
02/2014		29,874		14,400	GLM	1,621	0	1,621
02/2014		32,386		15,600	JPM	1,747	0	1,747
02/2014		$11,406	BRL	23,734	BOA	0	(1,253)	(1,253)
02/2014		15,600		32,386	BPS	0	(1,747)	(1,747)
02/2014		14,400		29,874	GLM	0	(1,621)	(1,621)
03/2014	RUB	486,447		$14,940	CBK	729	0	729
03/2014		469,294		14,411	FBF	701	0	701
03/2014		486,063		14,929	UAG	730	0	730
03/2014		$31,290	RUB	1,019,428	GLM	0	(1,509)	(1,509)
03/2014		13,370		435,527	JPM	0	(647)	(647)
04/2014	CNY	50,233		$8,043	DUB	34	0	34
04/2014		$8,166	CNY	50,000	RYL	0	(194)	(194)
10/2016	JPY	14,171,622		$200,296	DUB	50,314	0	50,314

						$144,198	$(84,539)	$59,659

(k)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.140%	09/05/2013		$868,800	$2,128	$486
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		577,400	8,661	2,537
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.120%	09/05/2013		933,700	5,696	892
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.080%	11/29/2013		582,700	4,487	1,328
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		105,200	192	277
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		627,700	9,792	2,758
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		183,900	330	484
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		719,000	11,504	0
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.950%	07/08/2013		328,400	15,468	32,325
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.288%	09/18/2013		248,300	8,458	13,832
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		463,600	52,434	1,324
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	4.350%	02/29/2016		148,700	6,781	9,133
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		207,300	16,523	26,420
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013	EUR	191,700	23,821	111
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		113,200	12,418	66

								$178,693	$91,973

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-20 5-Year Index	BOA	Buy	100.500%	09/18/2013	$210,700	$2,851	$3,312
Put - OTC CDX.HY-20 5-Year Index	BPS	Buy	100.500%	09/18/2013	104,600	1,657	1,644

						$4,508	$4,956

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	UAG		$1.240	07/16/2013	EUR	91,200	$666	$31
Put - OTC EUR versus USD	BRC		1.240	07/16/2013		122,600	836	42
Put - OTC EUR versus USD	FBF		1.333	09/16/2013		148,190	3,343	5,823
Put - OTC EUR versus USD	ULO		1.333	09/16/2013		152,360	3,467	5,987
Put - OTC GBP versus USD	CBK		1.568	09/16/2013	GBP	615,630	15,519	33,985
Put - OTC GBP versus USD	FBF		1.568	09/16/2013		68,040	1,699	3,756
Put - OTC USD versus BRL	JPM	BRL	1.956	02/13/2014		$108,024	1,484	189
Put - OTC USD versus BRL	BOA		1.956	02/13/2014		45,624	621	80
Put - OTC USD versus BRL	GLM		1.956	02/13/2014		57,600	806	100
Put - OTC USD versus BRL	MSX		1.956	02/13/2014		94,600	1,301	165
Call - OTC USD versus CNY	JPM	CNY	6.420	09/11/2013		64,000	650	26
Call - OTC USD versus CNY	FBF		6.420	09/11/2013		61,700	620	25
Put - OTC USD versus CNY	FBF		6.420	09/11/2013		61,700	620	2,124
Put - OTC USD versus CNY	JPM		6.420	09/11/2013		64,000	650	2,203
Call - OTC USD versus CNY	DUB		6.552	10/11/2013		94,000	529	50
Call - OTC USD versus CNY	HUS		6.354	11/04/2013		130,800	1,298	254
Call - OTC USD versus CNY	HUS		6.272	01/13/2014		62,000	592	395
Call - OTC USD versus CNY	UAG		6.400	01/14/2014		128,800	549	442
Call - OTC USD versus CNY	UAG		6.410	02/26/2014		59,723	217	275
Call - OTC USD versus CNY	CBK		6.410	02/26/2014		114,703	419	528
Call - OTC USD versus CNY	BRC		6.410	02/26/2014		120,202	427	553
Call - OTC USD versus CNY	UAG		6.386	04/09/2014		127,300	463	814
Call - OTC USD versus CNY	BPS		6.386	04/09/2014		136,900	494	875
Call - OTC USD versus CNY	JPM		6.236	05/19/2014		172,540	1,755	2,484
Call - OTC USD versus CNY	HUS		6.236	05/19/2014		268,491	2,703	3,865
Put - OTC USD versus CNY	JPM		6.236	05/19/2014		172,540	1,755	1,293
Put - OTC USD versus CNY	HUS		6.236	05/19/2014		268,491	2,703	2,012
Call - OTC USD versus CNY	RYL		6.248	06/04/2014		31,600	374	449
Call - OTC USD versus CNY	UAG		6.248	06/04/2014		182,100	2,194	2,586
Put - OTC USD versus CNY	UAG		6.248	06/04/2014		182,100	2,194	1,572
Put - OTC USD versus CNY	RYL		6.248	06/04/2014		31,600	374	273
Call - OTC USD versus CNY	DUB		6.249	06/04/2014		66,200	784	935
Put - OTC USD versus CNY	DUB		6.249	06/04/2014		66,200	784	577
Put - OTC USD versus INR	JPM	INR	53.000	09/02/2013		61,324	613	10
Put - OTC USD versus INR	JPM		53.500	02/28/2014		61,324	903	176
Put - OTC USD versus RUB	UAG	RUB	30.000	02/13/2014		61,000	872	116
Put - OTC USD versus RUB	HUS		30.000	02/13/2014		139,900	1,906	267
Put - OTC USD versus RUB	FBF		30.000	02/13/2014		236,900	3,331	453
Put - OTC USD versus RUB	CBK		30.000	02/13/2014		20,800	278	40

							$60,793	$75,830

(l)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	455,500	$972	$(21)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		120,200	205	(5)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		217,800	467	(10)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		$112,100	280	(2,446)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	09/05/2013		868,800	2,606	(8,127)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		91,100	246	(1,988)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		2,793,700	7,813	(50,265)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		581,400	1,469	(12,685)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		612,800	7,526	(15,423)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		870,300	16,536	(34,198)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	346,100	1,842	(199)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		41,300	186	(24)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		102,900	537	(59)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		103,000	608	(59)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$19,500	82	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		19,500	146	(297)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.710%	09/05/2013		933,700	6,536	(18,797)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.920%	11/29/2013		582,700	5,594	(13,298)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		133,600	267	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		133,600	842	(2,033)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		86,800	348	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		86,800	649	(1,321)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		155,800	644	(1)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		155,800	1,208	(2,371)

								$57,609	$(163,627)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.HY-20 5-Year Index	BOA	Buy	107.000%	07/17/2013	$93,700	$543	$(12)
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	1,053,500	2,883	(3,554)
Put - OTC CDX.IG-20 5-Year Index	BPS	Sell	1.000%	09/18/2013	523,000	1,674	(1,764)

						$5,100	$(5,330)

OTC Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	RYL	(1.950%	)	04/15/2020	$3,000	$534	$915	$(381)
Race Point CLO Ltd. 3-Month USD-LIBOR plus 4.250% due 04/15/2020	BOA	(4.050%	)	04/15/2020	2,100	80	620	(540)

						$614	$1,535	$(921)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	1.461%		$18,300	$242	$498	$(256)
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	1.461%		11,300	149	292	(143)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	0.950%		9,600	(20)	46	(66)
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.466%		16,600	(332)	(129)	(203)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.423%		17,600	(357)	(149)	(208)
Australia & New Zealand Banking Group Ltd.	BOA	(1.000%	)	06/20/2018	1.133%		15,300	93	(164)	257
Australia & New Zealand Banking Group Ltd.	BRC	(1.000%	)	06/20/2018	1.133%		16,000	97	84	13
Australia & New Zealand Banking Group Ltd.	CBK	(1.000%	)	06/20/2018	1.133%		15,300	93	(164)	257
Australia & New Zealand Banking Group Ltd.	DUB	(1.000%	)	06/20/2018	1.133%		6,400	38	39	(1)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	0.791%		1,450	(10)	27	(37)
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.054%		4,600	(103)	0	(103)
BNP Paribas S.A.	BRC	(1.000%	)	06/20/2017	1.185%	EUR	3,100	28	325	(297)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.114%		14,800	74	675	(601)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2018	1.388%		14,800	332	242	90
BNP Paribas S.A.	GST	(1.000%	)	03/20/2018	1.388%		4,800	108	79	29
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.185%		18,300	163	1,915	(1,752)
BNP Paribas S.A.	JPM	(0.660%	)	03/20/2014	0.375%		$10,000	(23)	0	(23)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.114%	EUR	21,000	106	939	(833)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.185%		9,800	87	1,028	(941)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.401%		$18,600	(309)	(17)	(292)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.729%		12,700	(147)	124	(271)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.485%		14,400	(243)	66	(309)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.729%		10,200	(117)	(24)	(93)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.485%		17,400	(293)	118	(411)
Carnival Corp.	GST	(1.000%	)	03/20/2018	0.863%		30,100	(198)	(300)	102
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.436%		33,200	(613)	(178)	(435)
CBS Corp.	BRC	(1.000%	)	06/20/2019	1.011%		5,000	1	456	(455)
Centex Corp.	BPS	(1.000%	)	06/20/2016	0.359%		4,800	(93)	48	(141)
Centex Corp.	GST	(1.000%	)	06/20/2014	0.145%		1,000	(8)	14	(22)
Cigna Corp.	JPM	(1.000%	)	06/20/2019	0.677%		6,500	(122)	296	(418)
Citigroup, Inc.	BOA	(1.000%	)	12/20/2016	0.920%		24,300	(74)	1,623	(1,697)
Citigroup, Inc.	JPM	(1.000%	)	03/20/2017	0.968%		23,600	(34)	1,640	(1,674)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	1.717%		2,500	(230)	0	(230)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.261%		32,900	(910)	(840)	(70)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.574%		17,700	(546)	(569)	23
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.698%		8,100	(104)	(165)	61
COX Communications, Inc.	FBF	(1.000%	)	03/20/2018	0.810%		6,100	(55)	(174)	119
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.698%		9,800	(125)	(199)	74
COX Communications, Inc.	GST	(1.000%	)	03/20/2018	0.810%		3,100	(28)	(85)	57
COX Communications, Inc.	MYC	(1.000%	)	03/20/2018	0.810%		9,400	(85)	(258)	173
Credit Agricole S.A.	DUB	(1.000%	)	06/20/2021	2.270%	EUR	8,000	905	443	462
CVS Caremark Corp.	CBK	(1.000%	)	03/20/2018	0.366%		$14,900	(442)	(433)	(9)
D.E. Master Blenders NV	BPS	(0.640%	)	09/20/2013	0.064%		600	(1)	0	(1)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.038%		2,500	2	162	(160)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.132%		4,330	16	248	(232)
DDR Corp.	BOA	(1.000%	)	06/20/2016	0.728%		17,400	(144)	481	(625)
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.075%		29,800	82	1,311	(1,229)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.143%		6,300	37	232	(195)
DDR Corp.	GST	(1.000%	)	06/20/2016	0.728%		17,300	(144)	502	(646)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	0.793%		6,900	(23)	639	(662)
Devon Energy Corp.	BRC	(1.050%	)	03/20/2014	0.127%		20,000	(142)	0	(142)
DIRECTV Holdings LLC	GST	(1.000%	)	03/20/2018	1.263%		9,100	106	237	(131)
DIRECTV Holdings LLC	MYC	(1.000%	)	03/20/2018	1.263%		6,100	71	164	(93)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.303%		15,400	(503)	(435)	(68)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.880%		10,700	(41)	(187)	146
Ericsson LM Telephone Co.	FBF	(1.000%	)	03/20/2018	0.917%	EUR	15,100	(81)	291	(372)
Ericsson LM Telephone Co.	GST	(1.000%	)	03/20/2018	0.917%		6,200	(33)	117	(150)
FedEx Corp.	BOA	(1.000%	)	03/20/2021	0.954%		$17,900	(63)	375	(438)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	0.813%		14,600	(92)	207	(299)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.813%		55,100	(346)	790	(1,136)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	1.820%	EUR	17,200	565	1,571	(1,006)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	1.820%		18,000	591	1,343	(752)
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.103%		$17,200	(504)	(401)	(103)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.255%		17,200	(418)	(305)	(113)
HCA, Inc.	JPM	(5.000%	)	03/20/2014	0.376%		5,000	(177)	(224)	47
Hillshire Brands Co.	BPS	(0.640%	)	09/20/2013	0.102%		600	(1)	1	(2)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.212%		16,900	(435)	(317)	(118)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.622%		17,900	(491)	(44)	(447)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.641%		17,200	(461)	(72)	(389)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.296%		25,300	(710)	(701)	(9)
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.244%		7,900	(210)	(161)	(49)
Home Depot, Inc.	MYC	(1.000%	)	03/20/2018	0.360%		15,600	(469)	(486)	17
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.208%		15,500	(520)	(517)	(3)
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.143%		17,200	(482)	(523)	41
HSBC Bank PLC	JPM	(1.000%	)	09/20/2016	0.769%	EUR	10,000	(100)	121	(221)
HSBC Bank PLC	MYC	(1.000%	)	09/20/2016	0.769%		14,600	(146)	217	(363)
Ingersoll-Rand Co.	BRC	(0.400%	)	09/20/2013	0.021%		$1,200	(1)	0	(1)
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.142%		17,200	(482)	(523)	41
Intesa Sanpaolo SpA	BPS	(1.000%	)	12/20/2016	3.073%	EUR	24,700	2,147	3,928	(1,781)
Intesa Sanpaolo SpA	BRC	(3.000%	)	12/20/2016	3.073%		17,300	33	869	(836)
Intesa Sanpaolo SpA	BRC	(1.000%	)	09/20/2021	3.953%		21,700	5,242	4,482	760
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	3.953%		43,200	10,435	7,117	3,318
Intesa Sanpaolo SpA	FBF	(1.000%	)	09/20/2016	2.947%		$21,100	1,238	1,367	(129)
Jones Group, Inc.	BRC	(5.000%	)	06/20/2014	0.548%		15,000	(680)	(153)	(527)
KB Home	BPS	(1.000%	)	03/20/2015	1.013%		1,200	0	50	(50)
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.759%		14,900	(153)	248	(401)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.759%		8,900	(91)	114	(205)
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	0.605%		18,800	(225)	(63)	(162)
Kimco Realty Corp.	SOG	(1.000%	)	06/20/2016	0.605%		3,800	(46)	(15)	(31)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	0.649%		17,300	(186)	(191)	5
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.481%		33,300	(607)	(115)	(492)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.497%		33,000	584	1,738	(1,154)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.497%		6,600	116	370	(254)
Lloyds Banking Group PLC	MYC	(3.000%	)	06/20/2020	3.147%	EUR	10,000	105	(190)	295
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.441%		$6,000	(142)	(118)	(24)
Lockheed Martin Corp.	BRC	(1.000%	)	03/20/2018	0.520%		15,300	(345)	(227)	(118)
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.411%		9,700	(228)	(188)	(40)
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.441%		6,300	(149)	(105)	(44)
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.295%		17,700	(408)	(538)	130
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.441%		10,000	(236)	(162)	(74)
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.411%		23,700	(556)	(435)	(121)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.537%		121,700	(2,115)	842	(2,957)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	0.587%		15,200	(251)	7	(258)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.481%		7,900	(144)	93	(237)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.537%		17,100	(297)	249	(546)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	0.587%		16,600	(274)	81	(355)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.319%		17,900	(339)	(119)	(220)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.384%		30,200	(608)	487	(1,095)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.493%		65,700	(1,249)	(270)	(979)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.538%		31,200	(576)	(261)	(315)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.633%		29,900	(490)	(103)	(387)
Marriott International, Inc.	FBF	(1.000%	)	12/20/2017	0.633%		11,200	(184)	(22)	(162)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.384%		6,700	(135)	165	(300)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.577%		16,200	(291)	174	(465)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.493%		16,900	(322)	(123)	(199)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.205%		2,000	(36)	(46)	10
Masco Corp.	GST	(1.000%	)	03/20/2017	1.471%		2,500	42	224	(182)
Masco Corp.	JPM	(1.000%	)	06/20/2015	0.721%		3,000	(17)	139	(156)
Masco Corp.	UAG	(4.650%	)	12/20/2016	1.381%		5,000	(562)	0	(562)
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.144%		38,100	(1,380)	(1,338)	(42)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.395%		5,000	(69)	0	(69)
Mondelez International, Inc.	MYC	(1.000%	)	03/20/2018	0.375%		14,100	(413)	(453)	40
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.513%		2,000	(18)	115	(133)
Newell Rubbermaid, Inc.	BPS	(1.000%	)	03/20/2018	0.739%		9,000	(110)	(69)	(41)
Newell Rubbermaid, Inc.	BPS	(1.000%	)	06/20/2018	0.784%		15,300	(164)	(257)	93
Newell Rubbermaid, Inc.	BRC	(1.000%	)	03/20/2018	0.739%		6,000	(74)	(46)	(28)
Newell Rubbermaid, Inc.	BRC	(1.000%	)	06/20/2018	0.784%		6,000	(65)	(101)	36
Newell Rubbermaid, Inc.	DUB	(1.000%	)	06/20/2018	0.784%		5,400	(58)	(91)	33
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.633%		9,800	(152)	48	(200)
Newell Rubbermaid, Inc.	GST	(1.000%	)	03/20/2018	0.739%		5,900	(73)	(46)	(27)
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.149%		9,500	49	14	35
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.307%		6,800	(154)	(20)	(134)
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.535%		19,800	(410)	(174)	(236)
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.535%		11,600	(240)	(79)	(161)
Nordstrom, Inc.	BRC	(1.000%	)	03/20/2018	0.581%		6,100	(120)	(64)	(56)
Nordstrom, Inc.	DUB	(1.000%	)	12/20/2017	0.535%		7,200	(149)	(39)	(110)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.307%		10,300	(233)	(30)	(203)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.535%		15,600	(323)	(85)	(238)
Nordstrom, Inc.	UAG	(1.000%	)	12/20/2017	0.535%		6,000	(124)	(32)	(92)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.235%		15,500	(501)	(462)	(39)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.344%		15,700	(435)	(420)	(15)
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.322%		23,700	(641)	(749)	108
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	0.303%		6,500	(81)	(117)	36

Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.303%		2,000	(25)	(47)	22
Omnicom Group, Inc.	BRC	(1.000%	)	03/20/2018	0.547%		3,100	(66)	(70)	4
Omnicom Group, Inc.	DUB	(1.000%	)	03/20/2018	0.547%		6,000	(128)	(133)	5
Pactiv LLC	MYC	(5.000%	)	06/20/2017	4.068%		5,000	(178)	(328)	150
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.804%		6,000	8	0	8
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.804%		19,925	(194)	(268)	74
PulteGroup, Inc.	BPS	(1.000%	)	03/20/2015	0.617%		4,800	(33)	314	(347)
Qwest Corp.	BRC	(1.000%	)	03/20/2018	0.894%		9,000	(46)	(43)	(3)
Qwest Corp.	GST	(1.000%	)	03/20/2018	0.894%		9,400	(48)	0	(48)
Rabobank Group	BRC	(1.000%	)	03/20/2017	0.737%	EUR	12,700	(165)	272	(437)
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.737%		16,500	(214)	228	(442)
Raytheon Co.	BRC	(1.000%	)	03/20/2018	0.401%		$15,300	(430)	(428)	(2)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.321%		15,900	(430)	(502)	72
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.239%		17,700	(440)	(511)	71
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.321%		23,300	(631)	(748)	117
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.388%		1,000	(26)	(11)	(15)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	2.086%		4,500	(74)	(9)	(65)
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.025%		4,000	4	59	(55)
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	0.448%		600	(4)	35	(39)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	0.461%		34,900	(523)	285	(808)
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.551%		17,700	(260)	103	(363)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.551%		17,800	(262)	103	(365)
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	0.510%		7,600	(112)	62	(174)
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	0.879%		4,800	(11)	216	(227)
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.064%		16,100	(128)	0	(128)
SLM Corp.	BOA	(5.000%	)	03/20/2016	2.098%		900	(71)	(67)	(4)
SLM Corp.	GST	(5.000%	)	03/20/2016	2.098%		800	(63)	(59)	(4)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	0.488%		17,700	(252)	231	(483)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.266%	EUR	9,300	120	298	(178)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.266%		7,600	98	265	(167)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.266%		7,900	102	276	(174)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.503%		$9,600	(201)	(144)	(57)
Staples, Inc.	BOA	(3.750%	)	03/20/2014	0.133%		3,000	(83)	0	(83)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.500%		9,600	(180)	46	(226)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.500%		17,000	(319)	81	(400)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	0.323%		10,900	(205)	71	(276)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.500%		7,000	(131)	44	(175)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.375%		51,300	488	943	(455)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.375%		17,900	170	300	(130)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	1.475%		4,000	105	48	57
Target Corp.	BOA	(1.000%	)	09/20/2016	0.186%		16,900	(449)	(360)	(89)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.224%		82,300	(2,394)	(1,987)	(407)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.239%		18,700	(568)	(552)	(16)
Target Corp.	BOA	(1.000%	)	09/20/2017	0.252%		31,000	(980)	(879)	(101)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.239%		16,600	(504)	(486)	(18)
Target Corp.	GST	(1.000%	)	03/20/2018	0.321%		16,800	(535)	(506)	(29)
Target Corp.	JPM	(1.000%	)	09/20/2016	0.186%		24,000	(637)	(535)	(102)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.172%		18,500	(463)	(421)	(42)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.437%		1,400	(30)	0	(30)
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	0.812%	EUR	6,500	(69)	203	(272)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	0.812%		9,500	(100)	320	(420)
Toll Brothers Finance Corp.	BPS	(1.000%	)	12/20/2017	1.634%		$2,000	54	109	(55)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	2.228%		29,300	2,406	2,138	268
Turkey Government International Bond	CBK	(1.000%	)	06/20/2021	2.248%		18,700	1,600	1,406	194
Turkey Government International Bond	FBF	(1.000%	)	06/20/2021	2.248%		3,200	274	243	31
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.159%		17,200	(472)	(505)	33
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.230%		9,700	(316)	(289)	(27)
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.207%		1,500	(50)	(49)	(1)
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.146%		17,200	(479)	(505)	26
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.477%		9,800	(373)	(323)	(50)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.210%		31,500	(992)	(987)	(5)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.509%		17,700	(632)	(523)	(109)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.527%		17,300	(611)	(399)	(212)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.448%		40,400	(729)	427	(1,156)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.479%		15,500	(283)	349	(632)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.448%		55,400	(999)	625	(1,624)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.479%		15,500	(284)	385	(669)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.448%		25,000	(451)	368	(819)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.479%		21,000	(384)	527	(911)
Weyerhaeuser Co.	BPS	(1.000%	)	06/20/2018	1.164%		6,300	31	(6)	37
Weyerhaeuser Co.	MYC	(1.000%	)	06/20/2018	1.164%		10,000	76	(38)	114
Whirlpool Corp.	BRC	(1.000%	)	12/20/2017	1.121%		10,000	50	170	(120)
Whirlpool Corp.	CBK	(1.000%	)	06/20/2014	0.122%		5,000	(45)	354	(399)
Whirlpool Corp.	FBF	(1.000%	)	12/20/2017	1.121%		4,700	24	96	(72)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	0.664%		17,200	(191)	416	(607)
WPP Ltd.	DUB	(1.000%	)	06/20/2014	0.189%		18,751	(156)	(237)	81
Wyeth LLC	BRC	(0.390%	)	09/20/2013	0.031%		1,000	(1)	0	(1)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.510%		30,600	(669)	(594)	(75)

								$(21,962)	$24,954	$(46,916)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	1.600%		$2,400	$260	$136	$124
AES Corp.	MYC	5.000%	09/20/2016	1.600%		5,000	541	283	258
Ally Financial, Inc.	DUB	5.000%	12/20/2020	2.829%		34,600	4,598	1,502	3,096
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2023	1.495%		3,000	(121)	(115)	(6)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.310%	EUR	4,300	78	(647)	725
Brazil Government International Bond	BRC	1.000%	09/20/2021	2.164%		$36,100	(2,955)	(1,547)	(1,408)
Brazil Government International Bond	CBK	1.000%	09/20/2021	2.164%		14,800	(1,212)	(636)	(576)
Brazil Government International Bond	DUB	1.000%	09/20/2021	2.164%		4,000	(328)	(172)	(156)
Brazil Government International Bond	HUS	1.000%	09/20/2021	2.164%		24,200	(1,981)	(1,039)	(942)
Brazil Government International Bond	JPM	1.000%	09/20/2021	2.164%		34,300	(2,808)	(1,532)	(1,276)
Brazil Government International Bond	RYL	1.000%	09/20/2021	2.164%		9,000	(737)	(376)	(361)
California State General Obligation Bonds, Series 2003	CBK	1.000%	03/20/2023	1.519%		19,300	(744)	(422)	(322)
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		2,100	15	(100)	115
China Government International Bond	DUB	1.000%	12/20/2016	0.805%		3,100	21	(157)	178
China Government International Bond	JPM	1.000%	12/20/2016	0.805%		4,100	29	(205)	234
Dell, Inc.	BPS	1.000%	03/20/2020	4.803%		9,700	(2,015)	(2,010)	(5)
Dell, Inc.	MYC	1.000%	03/20/2020	4.803%		6,500	(1,351)	(1,366)	15
DISH DBS Corp.	CBK	5.000%	09/20/2021	3.883%		7,500	548	647	(99)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.445%		2,000	31	(6)	37
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.477%		2,000	32	(15)	47
Goldman Sachs Group, Inc.	BRC	1.000%	12/20/2017	1.470%		18,500	(365)	(740)	375
Qatar Government International Bond	HUS	1.000%	03/20/2016	0.523%		2,000	26	(1)	27
Qatar Government International Bond	HUS	1.000%	06/20/2016	0.549%		1,000	14	(7)	21
Qatar Government International Bond	JPM	1.000%	03/20/2016	0.523%		1,500	20	(6)	26
Qatar Government International Bond	MYC	1.000%	06/20/2016	0.549%		1,000	14	(7)	21
Safeway, Inc.	BOA	1.000%	12/20/2022	3.120%		6,100	(946)	(1,436)	490
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	0.900%		4,000	487	(63)	550

							$(8,849)	$(10,037)	$1,188

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046		$11,635	$3,431	$4,712	$(1,281)
ABX.HE.AAA.6-2 Index	DUB	(0.110%	)	05/25/2046		9,234	2,723	2,955	(232)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		8,588	2,532	3,510	(978)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		5,910	1,743	2,408	(665)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		5,800	2,708	3,002	(294)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		14,277	6,665	7,353	(688)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		20,435	9,539	10,529	(990)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	331,300	5,584	2,612	2,972
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		125,700	3,558	16,936	(13,378)
iTraxx Europe Senior Financials 16 Index	JPM	(1.000%	)	12/20/2016		41,500	1,219	2,312	(1,093)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		96,700	3,063	4,949	(1,886)
iTraxx Europe Senior Financials 19 Index	BPS	(1.000%	)	06/20/2018		62,200	2,537	1,540	997
iTraxx Europe Senior Financials 19 Index	DUB	(1.000%	)	06/20/2018		56,100	2,288	1,389	899
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	1,320,000	(71)	687	(758)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		670,000	(36)	349	(385)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		1,340,000	(72)	690	(762)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		1,350,000	(72)	703	(775)

							$47,339	$66,636	$(19,297)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	345,400	$(5,822)	$(12,637)	$6,815

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS	EUR	8,200	$272	$(27)	$299
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		14,350	476	52	424
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		35,000	1,160	378	782
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		8,100	269	13	256
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM	BRL	207,100	(2,448)	(500)	(1,948)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		407,900	(4,701)	(858)	(3,843)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		464,800	(5,260)	(983)	(4,277)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		136,100	(1,341)	(85)	(1,256)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		173,900	(1,686)	(46)	(1,640)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		376,600	(3,399)	138	(3,537)
Pay	1-Year BRL-CDI	7.915%	01/02/2015	BRC		754,100	(7,124)	(50)	(7,074)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		334,700	(2,388)	643	(3,031)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		262,700	(2,091)	(21)	(2,070)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		239,400	(1,889)	(10)	(1,879)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		98,500	(352)	622	(974)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		370,700	(1,293)	2,310	(3,603)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		6,700	(38)	0	(38)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		9,100	(15)	75	(90)
Pay	1-Year BRL-CDI	9.880%	01/02/2015	BOA		222,300	2,274	0	2,274
Pay	1-Year BRL-CDI	9.890%	01/02/2015	BOA		2,100	22	0	22
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		1,006,500	10,790	665	10,125
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		96,300	1,042	0	1,042
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		77,900	876	(29)	905
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		14,700	188	4	184
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		269,500	4,607	1,641	2,966
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		147,400	(3,875)	(274)	(3,601)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		59,400	(1,464)	101	(1,565)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		147,200	(3,451)	287	(3,738)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		22,000	(487)	0	(487)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		190,500	(4,397)	(105)	(4,292)
Pay	1-Year BRL-CDI	8.585%	01/02/2017	BRC		12,600	(279)	20	(299)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		307,000	(7,091)	6	(7,097)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		522,800	(11,486)	(1,908)	(9,578)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		556,900	(12,235)	431	(12,666)
Pay	1-Year BRL-CDI	8.630%	01/02/2017	MYC		124,200	(2,813)	8	(2,821)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		223,700	(4,789)	378	(5,167)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	JPM		47,000	(1,003)	82	(1,085)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		97,400	(2,079)	177	(2,256)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		480,300	(9,902)	(159)	(9,743)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		364,800	(6,011)	1,546	(7,557)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		441,900	(7,300)	(255)	(7,045)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		7,800	(142)	(4)	(138)
Pay	1-Year BRL-CDI	9.110%	01/02/2017	BRC		600	(10)	0	(10)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		104,600	(1,732)	0	(1,732)
Pay	1-Year BRL-CDI	9.210%	01/02/2017	DUB		61,600	(970)	85	(1,055)
Pay	1-Year BRL-CDI	10.400%	01/02/2017	BRC		35,000	(158)	0	(158)
Pay	1-Year BRL-CDI	10.410%	01/02/2017	BOA		189,700	(837)	0	(837)
Pay	1-Year BRL-CDI	10.460%	01/02/2017	BOA		182,800	(713)	0	(713)
Pay	1-Year BRL-CDI	10.480%	01/02/2017	HUS		127,000	(470)	0	(470)
Pay	3-Month USD-LIBOR	0.060%	09/10/2014	GLM		$1,000	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	173,600	8,540	804	7,736
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		174,600	8,619	1,243	7,376
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		32,900	1,733	161	1,572
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		34,800	1,833	172	1,661
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		17,300	(336)	100	(436)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	GLM		2,700	(52)	(4)	(48)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		25,700	0	98	(98)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	1,128,500	6,686	3,661	3,025
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		392,100	2,323	1,349	974

							$(66,397)	$11,932	$(78,329)

(m)	Securities with an aggregate market value of $93,658 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$257,834	$39,238	$297,072
Corporate Bonds & Notes
Banking & Finance	0	2,663,504	25,464	2,688,968
Industrials	0	688,289	16,086	704,375
Utilities	0	201,910	1,528	203,438
Municipal Bonds & Notes
Alaska	0	24,273	0	24,273
Arizona	0	3,440	0	3,440
California	0	385,562	0	385,562
Colorado	0	20,839	0	20,839
District of Columbia	0	13,308	0	13,308
Florida	0	7,918	0	7,918
Georgia	0	9,396	0	9,396
Illinois	0	27,262	0	27,262
Indiana	0	10,631	0	10,631
Louisiana	0	290	0	290
Massachusetts	0	8,395	0	8,395
Minnesota	0	9,433	0	9,433
Nevada	0	1,583	0	1,583
New Jersey	0	43,165	0	43,165
New York	0	122,835	0	122,835
North Carolina	0	3,513	0	3,513
Ohio	0	32,475	0	32,475
Pennsylvania	0	8,092	0	8,092
Puerto Rico	0	15	0	15
Texas	0	24,383	0	24,383
Virginia	0	768	0	768
Washington	0	54,808	0	54,808
West Virginia	0	4,696	0	4,696
U.S. Government Agencies	0	6,397,047	23,127	6,420,174
U.S. Treasury Obligations	0	10,131,453	0	10,131,453
Mortgage-Backed Securities	0	1,687,704	18,111	1,705,815
Asset-Backed Securities	0	1,589,339	13,009	1,602,348
Sovereign Issues	0	2,231,333	0	2,231,333
Convertible Preferred Securities
Banking & Finance	2,985	0	0	2,985
Utilities	25,597	0	0	25,597
Short-Term Instruments
Certificates of Deposit	0	75,942	0	75,942
Commercial Paper	0	116,539	0	116,539
Repurchase Agreements	0	840,200	0	840,200
Short-Term Notes	0	900	0	900
U.S. Treasury Bills	0	253,148	0	253,148
Central Funds Used for Cash Management Purposes	1,382,917	0	0	1,382,917
Purchased Options
Credit Contracts	0	4,956	0	4,956
Equity Contracts	0	122	0	122
Foreign Exchange Contracts	0	75,830	0	75,830
Interest Rate Contracts	0	91,212	761	91,973
	$1,411,499	$28,124,342	$137,324	$29,673,165

Short Sales, at value
U.S. Government Agencies	0	(7,183,471)	0	(7,183,471)
U.S. Treasury Obligations	0	(1,041,329)	0	(1,041,329)
	$0	$(8,224,800)	$0	$(8,224,800)

Financial Derivative Instruments - Assets
Credit Contracts	0	29,249	550	29,799
Foreign Exchange Contracts	0	144,198	0	144,198
Interest Rate Contracts	26,851	243,038	0	269,889
	$26,851	$416,485	$550	$443,886

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(218,796)	(381)	(219,177)
Foreign Exchange Contracts	0	(84,539)	0	(84,539)
Interest Rate Contracts	(14,497)	(351,489)	0	(365,986)

	$(14,497)	$(654,824)	$(381)	$(669,702)

Totals	$1,423,853	$19,661,203	$137,493	$21,222,549

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$54,268	$0	$(14,700)	$9	$53	$(392)	$0	$0	$39,238	$(227)
Corporate Bonds & Notes
Banking & Finance	27,317	0	(696)	15	15	(1,187)	0	0	25,464	(1,152)
Industrials	18,141	0	(1,811)	(1)	0	(243)	0	0	16,086	29
Utilities	1,593	0	0	(2)	0	(63)	0	0	1,528	(63)
U.S. Government Agencies	23,226	0	(33)	(46)	1	(21)	0	0	23,127	(21)
Mortgage-Backed Securities	19,166	748	(3,061)	90	640	528	0	0	18,111	1,195
Asset-Backed Securities	27,106	0	(3,262)	29	48	139	0	(11,051)	13,009	77
Purchased Options
Interest Rate Contracts	242	0	0	0	0	519	0	0	761	519

	$171,059	$748	$(23,563)	$94	$757	$(720)	$0	$(11,051)	$137,324	$357

Financial Derivative Instruments - Assets
Credit Contracts	$400	$0	$0	$0	$0	$150	$0	$0	$550	$150

Financial Derivative Instruments - Liabilities
Credit Contracts	$(847)	$0	$0	$0	$0	$(73)	$0	$539	$(381)	$(9)

Totals	$170,612	$748	$(23,563)	$94	$757	$(643)	$0	$(10,512)	$137,493	$498

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$39,238	Third Party Vendor	Broker Quote	101.75 - 103.00
Corporate Bonds & Notes
Banking & Finance	9,755	Benchmark Pricing	Base Price	92.71
	15,709	Third Party Vendor	Broker Quote	100.00 - 113.19
Industrials	16,086	Third Party Vendor	Broker Quote	106.00 - 115.00
Utilities	1,528	Third Party Vendor	Broker Quote	94.00
U.S. Government Agencies	23,127	Benchmark Pricing	Base Price	97.25 - 129.25
Mortgage-Backed Securities	730	Benchmark Pricing	Base Price	99.96
	17,381	Third Party Vendor	Broker Quote	21.85 - 95.00
Asset-Backed Securities	13,009	Benchmark Pricing	Base Price	61.62 - 103.50
Purchased Options
Interest Rate Contracts	761	Indicative Market Quotation	Broker Quote	0.26

Financial Derivative Instruments - Assets
Credit Contracts	550	Indicative Market Quotation	Broker Quote	12.01

Financial Derivative Instruments - Liabilities
Credit Contracts	(381)	Indicative Market Quotation	Broker Quote	18.20

Total	$137,493

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Dell, Inc.
5.000% - 6.250% due 11/06/2013		$2,300	$2,294

Total Bank Loan Obligations (Cost $2,288)			2,294

CORPORATE BONDS & NOTES 4.2%
BANKING & FINANCE 2.0%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,374
AGFC Capital Trust
6.000% due 01/15/2067		100	76
Citigroup, Inc.
3.953% due 06/15/2016		200	211
4.587% due 12/15/2015		100	107
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		291	291
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		1,100	1,479
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	105
6.400% due 08/28/2017		100	113
Morgan Stanley
5.950% due 12/28/2017		600	666
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	635
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	89
6.990% due 10/05/2017 (e)		$2,050	1,937
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		400	409
SLM Corp.
5.375% due 05/15/2014		50	51
6.250% due 01/25/2016		300	319
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	100	130
5.750% due 09/15/2016		$100	98
Stone Street Trust
5.902% due 12/15/2015		500	538
UBS AG
7.625% due 08/17/2022		300	330
Weyerhaeuser Co.
7.375% due 10/01/2019		200	236

			9,194

INDUSTRIALS 0.7%
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		600	554
CVS Pass-Through Trust
7.507% due 01/10/2032		837	1,033
Del Monte Corp.
7.625% due 02/15/2019		150	155
DISH DBS Corp.
5.000% due 03/15/2023		300	290
General Electric Co.
2.700% due 10/09/2022		400	379
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		300	288
Petrobras International Finance Co.
7.875% due 03/15/2019		100	116
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		500	531
UAL Pass-Through Trust
10.400% due 05/01/2018		164	189

			3,535

UTILITIES 1.5%
Embarq Corp.
7.995% due 06/01/2036		2,600	2,753
FirstEnergy Corp.
4.250% due 03/15/2023		200	186
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		100	106
8.146% due 04/11/2018		100	115

Saudi Electricity Global Sukuk Co.
3.473% due 04/08/2023	1,000	963
5.060% due 04/08/2043	3,000	2,737

		6,860

Total Corporate Bonds & Notes (Cost $18,235)		19,589

MUNICIPAL BONDS & NOTES 58.4%
ALASKA 1.0%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	4,000	4,623

ARIZONA 0.6%
Mesa, Arizona General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 07/01/2018	500	577
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,349

		2,926

CALIFORNIA 6.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.990% due 04/01/2045	5,000	5,028
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2024	1,000	1,138
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	7,831
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	3,000	3,440
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	400	516
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,188
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,878
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	135
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	587
Escondido Union High School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,728
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	424
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	1,000	648
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	566
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	147
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,800	2,076
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,636
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,137
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	499
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	2,500	747

		32,349

COLORADO 1.8%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	748
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,147
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	2,520	2,819

		8,714

FLORIDA 5.1%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,795
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,535
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2023	5,000	5,891
Florida State General Obligation Bonds, Series 2013
5.000% due 06/01/2026 (b)	8,000	9,026
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,183

Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	454

		23,884

GEORGIA 0.8%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	2,136
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,851

		3,987

ILLINOIS 1.4%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,244
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,389
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	119
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,099
Regional Transportation Authority, Illinois Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	572

		6,423

INDIANA 2.6%
Indiana Finance Authority Revenue Bonds, Series 2005
0.050% due 02/01/2035	5,000	5,000
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	226
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	571
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	535
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,875

		12,207

IOWA 0.4%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,833

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	400

MARYLAND 0.2%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	906

MASSACHUSETTS 3.2%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	181
Commonwealth of Massachusetts General Obligation Bonds, Series 2000
0.040% due 12/01/2030	5,000	5,000
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,141
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,382
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,255
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.050% due 07/01/2017	5,000	5,000

		14,959

MICHIGAN 0.7%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,260

MINNESOTA 0.3%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,286

MISSOURI 1.0%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.040% due 02/15/2034	4,810	4,810

NEBRASKA 0.1%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	406

NEW HAMPSHIRE 1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds, Series 2007
0.050% due 06/01/2031	5,000	5,000

NEW JERSEY 3.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	5,948
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	200	225
5.000% due 03/01/2025	500	555
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,823
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	4,775	5,312
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,581

		18,444

NEW YORK 14.8%
New York City, New York General Obligation Bonds, Series 1993
0.060% due 08/01/2017	4,500	4,500
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2024	3,000	3,448
5.000% due 08/01/2029	1,000	1,088
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	1,400	1,619
5.000% due 08/01/2027	200	223
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2018	2,700	3,142
5.000% due 08/01/2019	5,000	5,898
New York City, New York General Obligation Notes, Series 2013
5.000% due 08/01/2015	8,300	9,056
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	567
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	2,000	2,111
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	532
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,338
5.250% due 06/15/2044	4,300	4,609
5.375% due 06/15/2043	3,000	3,247
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
4.000% due 06/15/2045	1,000	911
5.000% due 06/15/2022	4,000	4,692
5.000% due 06/15/2045	1,600	1,667
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	534
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,164
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2028	3,000	3,314
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,201
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,180
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	109
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,060
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	850	802
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,753
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,019

		69,784

NORTH CAROLINA 0.3%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	554

North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	745

		1,299

OHIO 1.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	405
6.500% due 06/01/2047	5,100	4,504
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	3,031
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	113

		8,053

OKLAHOMA 0.4%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,722

OREGON 0.1%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018	500	585

PENNSYLVANIA 0.3%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	581
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	715

		1,296

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	525

TEXAS 6.4%
Conroe Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2030	4,000	4,415
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	166
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2028	2,000	2,071
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,164
5.000% due 11/01/2020	1,000	1,167
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,131
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	270
Houston, Texas Utility System Revenue Bonds, Series 2012
0.660% due 05/15/2034	2,500	2,497
Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	1,936
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,713
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,745
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	545
Lower Neches Valley Authority Industrial Development Corp., Texas Revenue Bonds, Series 2011
0.030% due 11/01/2051	5,000	5,000
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	586
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	849
5.000% due 04/01/2019	1,000	1,159
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	143
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,732
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	114

		30,403

VIRGINIA 0.1%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	470

WASHINGTON 2.8%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,047

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036		250	271
5.250% due 01/01/2039		500	543
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019		2,500	2,917
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020		1,000	1,173
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2023		5,750	6,710
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	572

			13,233

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		185	160

WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		900	961
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	145

			1,106

Total Municipal Bonds & Notes (Cost $266,097)			275,053

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
0.313% due 03/25/2034		69	68
1.093% due 04/25/2032		67	68
Freddie Mac
1.736% due 10/25/2021 (a)		693	71

Total U.S. Government Agencies (Cost $195)			207

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Bonds
2.750% due 11/15/2042 (h)(k)		4,800	4,145
3.125% due 02/15/2042 (h)		600	563
6.125% due 11/15/2027 (h)		16	22
7.125% due 02/15/2023 (h)		600	847
7.875% due 02/15/2021 (h)		25	35
8.125% due 05/15/2021 (h)		92	133
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2023		1,713	1,659
0.625% due 07/15/2021 (h)		5,262	5,432
0.750% due 02/15/2042 (h)		5,146	4,531
2.000% due 01/15/2026		351	406
2.125% due 02/15/2041 (h)		956	1,163
2.375% due 01/15/2025		123	147
2.375% due 01/15/2027		1,730	2,081
U.S. Treasury Notes
0.250% due 03/31/2014		100	100
1.000% due 06/30/2019 (h)		500	480
1.500% due 07/31/2016 (h)(k)		2,800	2,866
1.750% due 05/15/2023		3,500	3,276
2.000% due 11/15/2021 (h)(k)		2,100	2,063
2.125% due 12/31/2015 (h)(k)		600	624
2.125% due 08/15/2021 (h)(k)		1,500	1,493
2.625% due 08/15/2020 (h)		44	46

Total U.S. Treasury Obligations (Cost $34,223)			32,112

MORTGAGE-BACKED SECURITIES 3.1%
American Home Mortgage Assets Trust
1.128% due 09/25/2046		51	36
Banc of America Funding Corp.
2.929% due 06/20/2032		83	83
5.630% due 01/20/2047 ^		78	59
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035		407	403
2.982% due 02/25/2034		212	208
5.250% due 03/25/2035		423	402
Countrywide Alternative Loan Trust
0.372% due 02/20/2047		563	375
Countrywide Home Loan Mortgage Pass-Through Trust
2.963% due 08/25/2034		58	51
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 07/25/2033		56	56
EMF-NL
1.010% due 04/17/2041	EUR	97	110
Eurosail PLC
1.710% due 10/17/2040		106	130

Granite Master Issuer PLC
0.733% due 12/20/2054	GBP	3,103	4,597
GSR Mortgage Loan Trust
2.457% due 06/25/2034		$89	88
5.750% due 01/25/2037		85	82
IndyMac Mortgage Loan Trust
0.493% due 07/25/2035		3,310	2,790
MASTR Adjustable Rate Mortgages Trust
2.314% due 05/25/2034		230	227
Mellon Residential Funding Corp.
0.673% due 06/15/2030		160	158
1.053% due 08/15/2032		557	535
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		111	97
1.193% due 10/25/2035		56	56
Residential Asset Securitization Trust
6.000% due 07/25/2037		376	297
Structured Asset Mortgage Investments Trust
0.413% due 05/25/2036		586	401
0.442% due 07/19/2035		108	96
Thornburg Mortgage Securities Trust
1.443% due 06/25/2037		245	208
5.750% due 06/25/2037		1,099	1,045
WaMu Mortgage Pass-Through Certificates
1.568% due 08/25/2042		61	56
4.495% due 03/25/2037		2,074	1,671
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		297	294

Total Mortgage-Backed Securities (Cost $13,875)			14,611

ASSET-BACKED SECURITIES 7.0%
Berica ABS SRL
0.522% due 12/30/2055	EUR	2,528	3,147
Citigroup Mortgage Loan Trust, Inc.
0.333% due 08/25/2036		$187	123
Countrywide Asset-Backed Certificates
0.333% due 07/25/2037		11,100	7,670
0.333% due 08/25/2037		1,000	734
0.343% due 01/25/2037		4,816	4,198
0.343% due 06/25/2047		7,400	5,941
0.473% due 09/25/2036		3,350	2,696
Credit-Based Asset Servicing and Securitization LLC
4.619% due 12/25/2035		654	613
IXIS Real Estate Capital Trust
0.423% due 01/25/2037		178	80
JPMorgan Mortgage Acquisition Trust
0.333% due 10/25/2036		1,000	726
Option One Mortgage Loan Trust
5.611% due 01/25/2037 ^		1,490	1,138
Residential Asset Mortgage Products Trust
0.393% due 03/25/2036		480	453
Residential Asset Securities Corp. Trust
0.373% due 04/25/2036		344	315
0.453% due 07/25/2036		3,700	1,307
6.228% due 04/25/2032		16	16
Sierra Madre Funding Ltd.
0.593% due 09/07/2039		4,377	3,162
WaMu Asset-Backed Certificates
0.343% due 01/25/2037		898	477

Total Asset-Backed Securities (Cost $24,803)			32,796

SOVEREIGN ISSUES 1.8%
Australia Government Bond
5.500% due 04/21/2023	AUD	3,300	3,446
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	258	116
10.000% due 01/01/2017		2,037	894
10.000% due 01/01/2021		35	15
10.000% due 01/01/2023		35	15
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	300	418
Mexico Government International Bond
6.500% due 06/10/2021	MXN	10,650	871
10.000% due 12/05/2024		20,950	2,184
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	300	232

Qatar Government International Bond
5.250% due 01/20/2020	$500	561

Total Sovereign Issues (Cost $9,514)		8,752

SHORT-TERM INSTRUMENTS 12.4%
REPURCHASE AGREEMENTS (f) 12.3%		57,708

U.S. TREASURY BILLS 0.1%
0.122% due 02/06/2014 (h)(k)	350	350

Total Short-Term Instruments (Cost $58,058)		58,058

PURCHASED OPTIONS (g)(i) 0.6%
(Cost $4,170)		2,984

Total Investments 94.8% (Cost $431,458)		$446,456
Written Options (j) (0.7%) (Premiums $1,137)		(3,122)
Other Assets and Liabilities (Net) 5.9%		27,387

Net Assets 100.0%		$470,721

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$57,708	Fannie Mae 2.200% due 10/17/2022	$(58,866)	$57,708	$57,708

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $16,121 at a weighted average interest rate of 0.142%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2043	$500	$513	$(508)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,650.000	07/20/2013	5	$14	$2

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	124	$438
90-Day Eurodollar December Futures	Long	12/2014	1	0
90-Day Eurodollar December Futures	Long	12/2015	134	(187)
90-Day Eurodollar September Futures	Long	09/2014	29	(4)
Euro-Bund 10-Year Bond September Futures	Short	09/2013	22	50
Euro-OAT France Government Bond September Futures	Short	09/2013	106	371
Japan Government 10-Year Bond September Futures	Short	09/2013	7	(31)
U.S. Treasury 2-Year Note September Futures	Short	09/2013	55	20
U.S. Treasury 5-Year Note September Futures	Short	09/2013	163	250
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2013	87	(458)

				$449

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	(5.000%	)	06/20/2015		$1,248	$(81)	$(100)
CDX.HY-15 5-Year Index	(5.000%	)	12/20/2015		17,952	(1,288)	(2,133)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017		1,584	(80)	(139)
CDX.HY-19 5-Year Index	(5.000%	)	12/20/2017		5,350	(228)	(236)
CDX.IG-12 5-Year Index	(1.000%	)	06/20/2014		99	(1)	(1)
CDX.IG-14 5-Year Index	(1.000%	)	06/20/2015		20,900	(299)	(384)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015		6,500	(101)	(140)
CDX.IG-19 5-Year Index	(1.000%	)	12/20/2017		4,600	(47)	(20)
iTraxx Europe 9 Index	(1.750%	)	06/20/2018	EUR	3,700	(67)	3
iTraxx Europe 12 Index	(1.000%	)	12/20/2014		600	(5)	1
iTraxx Europe 17 Index	(1.000%	)	06/20/2017		93,500	117	16
iTraxx Europe 18 Index	(1.000%	)	12/20/2017		3,100	17	2
iTraxx Europe 19 Index	(1.000%	)	06/20/2018		4,000	47	(7)
iTraxx Europe Crossover 17 Index	(5.000%	)	06/20/2017		2,400	(165)	30
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017		1,100	(50)	(3)

						$(2,231)	$(3,111)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	2,500	$0	$8
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		300	0	0
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		800	(17)	(18)
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		7,600	(355)	(333)
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		300	8	9
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		800	23	26
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		3,200	408	335
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	15,100	66	(16)
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		$23,800	32	129
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		13,500	224	127
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		2,200	(1)	13
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		2,200	142	149
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		66,100	4,100	3,013
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		21,900	(923)	(523)
Receive	3-Month USD-LIBOR	2.500%	06/19/2028		600	50	47
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		12,700	1,130	1,106
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		3,600	277	213
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,600	1,726	1,001
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	500	5	3
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		900	(1)	1
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		900	(53)	(28)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		4,000	(158)	(131)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		100	(2)	(3)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		2,300	(2)	(9)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,200	(18)	(26)
Receive	6-Month EUR-EURIBOR	1.829%	06/21/2023	EUR	2,400	51	51
Receive	6-Month EUR-EURIBOR	1.828%	06/21/2023		2,500	53	53
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023		35,000	325	1,121
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	860,000	142	103
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		530,000	17	80
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		360,000	(89)	259
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		150,000	55	59

						$7,215	$6,819

(h)	Securities with an aggregate market value of $11,464 and cash of $201 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	14,779		$19,090	MSC	$0	$(147)	$(147)
07/2013	GBP	8,572		12,995	HUS	0	(42)	(42)
07/2013	JPY	152,900		1,544	BRC	2	0	2
07/2013		284,629		2,883	UAG	13	0	13
07/2013	NZD	330		270	UAG	14	0	14
07/2013		$655	EUR	509	BOA	8	0	8
07/2013		1,103		835	BRC	0	(17)	(17)
07/2013		515		397	CBK	2	0	2
07/2013		501	JPY	48,800	DUB	0	(9)	(9)
07/2013		462		47,200	RYL	14	0	14
08/2013	AUD	16,517		$15,510	BRC	437	0	437
08/2013		127		117	DUB	1	0	1
08/2013	BRL	2,800		1,378	UAG	132	0	132
08/2013	CNY	51,408		8,230	DUB	0	(71)	(71)
08/2013		7,605		1,220	HUS	0	(8)	(8)
08/2013		18,712		2,994	JPM	0	(27)	(27)
08/2013		9,252		1,484	UAG	0	(10)	(10)
08/2013	HUF	492,574		2,144	JPM	0	(21)	(21)
08/2013	SEK	95		14	DUB	0	0	0
08/2013		110		17	JPM	0	0	0
08/2013		$149	BRL	323	BRC	0	(6)	(6)
08/2013		58		126	DUB	0	(2)	(2)
08/2013		60		129	JPM	0	(2)	(2)
08/2013		149		323	UAG	0	(6)	(6)
08/2013		14,880	CNY	93,384	BRC	199	0	199
08/2013		283		1,790	UAG	6	0	6
08/2013		2	SEK	10	BRC	0	0	0
08/2013		1		5	RYL	0	0	0
09/2013	CAD	67		$64	BRC	0	0	0
09/2013		240		235	DUB	7	0	7
09/2013	MXN	43,655		3,536	JPM	190	0	190
10/2013	RUB	7,864		240	GLM	4	0	4
10/2013	TRY	4,002		2,167	FBF	124	0	124
10/2013		$0	RUB	13	BOA	0	0	0
10/2013		143	TRY	273	CBK	0	(3)	(3)
10/2013		92		176	FBF	0	(2)	(2)
10/2013		1,605		3,072	HUS	0	(37)	(37)
10/2013		235		450	JPM	0	(5)	(5)
02/2014	BRL	427		$205	BOA	23	0	23
02/2014		622		300	GLM	34	0	34
02/2014		571		275	JPM	31	0	31
02/2014		$205	BRL	427	BOA	0	(23)	(23)
02/2014		275		571	BPS	0	(31)	(31)
02/2014		300		622	GLM	0	(34)	(34)
03/2014	RUB	8,205		$252	CBK	12	0	12
03/2014		8,206		252	FBF	12	0	12
03/2014		8,350		256	UAG	13	0	13
03/2014		$510	RUB	16,616	GLM	0	(25)	(25)
03/2014		250		8,144	JPM	0	(12)	(12)
10/2016	JPY	253,014		$3,576	DUB	898	0	898

						$2,176	$(540)	$1,636

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		$9,900	$149	$44
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.120%	09/05/2013		14,900	91	14
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.080%	11/29/2013		9,500	73	22
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		1,800	3	5
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		9,200	144	40
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		3,300	6	9
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		13,000	208	0
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.950%	07/08/2013		6,100	287	600
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.288%	09/18/2013		4,700	160	262
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		8,200	929	23
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	4.350%	02/29/2016		2,700	123	166
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,600	287	459
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013	EUR	3,300	410	2
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		1,900	208	1

								$3,078	$1,647

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-20 5-Year Index	BOA	Buy	100.500%	09/18/2013	$3,500	$47	$55
Put - OTC CDX.HY-20 5-Year Index	BPS	Buy	100.500%	09/18/2013	1,700	27	27

						$74	$82

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	FBF		$1.333	09/16/2013	EUR	2,460	$55	$97
Put - OTC EUR versus USD	ULO		1.333	09/16/2013		2,460	56	97
Put - OTC GBP versus USD	CBK		1.568	09/16/2013	GBP	9,750	246	538
Put - OTC GBP versus USD	FBF		1.568	09/16/2013		1,460	36	80
Put - OTC USD versus BRL	GLM	BRL	1.956	02/13/2014		$1,200	17	2
Put - OTC USD versus BRL	MSX		1.956	02/13/2014		1,700	23	3
Put - OTC USD versus BRL	JPM		1.956	02/13/2014		1,920	26	3
Put - OTC USD versus BRL	BOA		1.956	02/13/2014		820	11	1
Call - OTC USD versus CNY	JPM	CNY	6.420	09/11/2013		1,100	11	0
Call - OTC USD versus CNY	FBF		6.420	09/11/2013		1,100	11	0
Put - OTC USD versus CNY	FBF		6.420	09/11/2013		1,100	11	38
Put - OTC USD versus CNY	JPM		6.420	09/11/2013		1,100	11	38
Call - OTC USD versus CNY	DUB		6.552	10/11/2013		1,700	10	1
Call - OTC USD versus CNY	HUS		6.354	11/04/2013		2,500	25	5
Call - OTC USD versus CNY	HUS		6.272	01/13/2014		1,200	11	8
Call - OTC USD versus CNY	UAG		6.400	01/14/2014		2,000	9	7
Call - OTC USD versus CNY	UAG		6.410	02/26/2014		1,091	4	5
Call - OTC USD versus CNY	CBK		6.410	02/26/2014		2,096	8	10
Call - OTC USD versus CNY	BRC		6.410	02/26/2014		2,197	8	10
Call - OTC USD versus CNY	UAG		6.386	04/09/2014		2,400	9	15
Call - OTC USD versus CNY	BPS		6.386	04/09/2014		2,400	9	15
Call - OTC USD versus CNY	JPM		6.236	05/19/2014		2,794	28	40
Call - OTC USD versus CNY	HUS		6.236	05/19/2014		4,369	44	63
Put - OTC USD versus CNY	JPM		6.236	05/19/2014		2,794	28	21
Put - OTC USD versus CNY	HUS		6.236	05/19/2014		4,369	44	33
Call - OTC USD versus CNY	RYL		6.248	06/04/2014		900	11	13
Call - OTC USD versus CNY	UAG		6.248	06/04/2014		3,000	36	43
Put - OTC USD versus CNY	UAG		6.248	06/04/2014		3,000	36	26
Put - OTC USD versus CNY	RYL		6.248	06/04/2014		900	11	8
Call - OTC USD versus CNY	DUB		6.249	06/04/2014		600	7	8
Put - OTC USD versus CNY	DUB		6.249	06/04/2014		600	7	5
Put - OTC USD versus INR	JPM	INR	53.000	09/02/2013		1,058	11	0
Put - OTC USD versus INR	JPM		53.500	02/28/2014		1,058	16	3
Put - OTC USD versus RUB	UAG	RUB	30.000	02/13/2014		1,000	14	2
Put - OTC USD versus RUB	HUS		30.000	02/13/2014		2,400	32	5
Put - OTC USD versus RUB	FBF		30.000	02/13/2014		4,800	68	9
Put - OTC USD versus RUB	CBK		30.000	02/13/2014		300	4	1

							$1,004	$1,253

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	8,600	$18	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,200	4	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		4,200	9	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		$1,900	5	(41)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,500	4	(33)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		21,100	67	(339)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		44,600	125	(803)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		9,500	24	(207)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		11,100	136	(279)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		15,100	287	(593)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	6,500	35	(4)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	4	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,000	10	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,000	12	(1)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$600	3	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		600	5	(9)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.710%	09/05/2013		14,900	104	(300)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.920%	11/29/2013		9,500	91	(217)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,200	4	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,200	14	(34)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,500	6	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,500	11	(23)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,600	11	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,600	20	(40)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		7,200	22	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		7,200	22	(110)

								$1,053	$(3,034)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.HY-20 5-Year Index	BOA	Buy	107.000%	07/17/2013	$1,600	$9	$0
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	17,500	48	(59)
Put - OTC CDX.IG-20 5-Year Index	BPS	Sell	1.000%	09/18/2013	8,500	27	(29)

						$84	$(88)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	1.461%		$300	$4	$8	$(4)
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	1.461%		200	2	5	(3)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	0.950%		200	0	1	(1)
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.466%		300	(6)	(2)	(4)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.423%		300	(7)	(3)	(4)
Australia & New Zealand Banking Group Ltd.	BOA	(1.000%	)	06/20/2018	1.133%		200	1	(2)	3
Australia & New Zealand Banking Group Ltd.	CBK	(1.000%	)	06/20/2018	1.133%		1,000	6	(12)	18
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.114%	EUR	300	2	14	(12)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2018	1.388%		300	7	5	2
BNP Paribas S.A.	GST	(1.000%	)	03/20/2018	1.388%		200	4	3	1
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.185%		400	4	42	(38)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.114%		300	1	13	(12)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.185%		200	2	21	(19)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.401%		$300	(5)	0	(5)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.729%		200	(2)	2	(4)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.485%		200	(3)	1	(4)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.729%		300	(4)	(1)	(3)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.485%		300	(5)	2	(7)
Carnival Corp.	GST	(1.000%	)	03/20/2018	0.863%		600	(4)	(6)	2
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.436%		600	(11)	(3)	(8)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.261%		600	(16)	(15)	(1)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.574%		300	(10)	(10)	0
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.698%		100	(1)	(2)	1
COX Communications, Inc.	FBF	(1.000%	)	03/20/2018	0.810%		100	(1)	(3)	2
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.698%		200	(3)	(4)	1
COX Communications, Inc.	GST	(1.000%	)	03/20/2018	0.810%		100	(1)	(3)	2
COX Communications, Inc.	MYC	(1.000%	)	03/20/2018	0.810%		200	(1)	(5)	4
CVS Caremark Corp.	CBK	(1.000%	)	03/20/2018	0.366%		300	(9)	(9)	0
DDR Corp.	BOA	(1.000%	)	06/20/2016	0.728%		300	(3)	8	(11)
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.075%		600	1	26	(25)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.143%		100	1	4	(3)
DDR Corp.	GST	(1.000%	)	06/20/2016	0.728%		300	(2)	9	(11)
DIRECTV Holdings LLC	GST	(1.000%	)	03/20/2018	1.263%		200	2	5	(3)
DIRECTV Holdings LLC	MYC	(1.000%	)	03/20/2018	1.263%		100	1	3	(2)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.303%		300	(9)	(8)	(1)
Ericsson LM Telephone Co.	FBF	(1.000%	)	03/20/2018	0.917%	EUR	300	(1)	6	(7)
Ericsson LM Telephone Co.	GST	(1.000%	)	03/20/2018	0.917%		200	(1)	4	(5)
FedEx Corp.	BOA	(1.000%	)	03/20/2021	0.954%		$300	(1)	6	(7)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	0.813%		300	(2)	4	(6)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.813%		900	(6)	13	(19)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	1.820%	EUR	300	9	27	(18)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	1.820%		300	9	22	(13)
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.103%		$300	(9)	(7)	(2)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.255%		300	(7)	(5)	(2)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.212%		300	(8)	(6)	(2)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.622%		300	(9)	(1)	(8)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.641%		300	(8)	(1)	(7)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.296%		500	(14)	(14)	0
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.244%		100	(3)	(2)	(1)
Home Depot, Inc.	MYC	(1.000%	)	03/20/2018	0.360%		300	(9)	(9)	0
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.208%		300	(10)	(10)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.143%		300	(8)	(9)	1
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.142%		300	(8)	(9)	1
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.759%		300	(3)	5	(8)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.759%		200	(2)	3	(5)
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	0.605%		300	(4)	(1)	(3)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	0.649%		300	(3)	(3)	0
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.481%		600	(11)	(2)	(9)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.497%		600	11	32	(21)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.497%		100	2	6	(4)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.441%		100	(2)	(2)	0
Lockheed Martin Corp.	BRC	(1.000%	)	03/20/2018	0.520%		300	(6)	(4)	(2)
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.411%		200	(5)	(4)	(1)
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.441%		100	(3)	(2)	(1)
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.295%		300	(7)	(9)	2
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.441%		200	(4)	(3)	(1)
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.411%		400	(9)	(7)	(2)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.537%		2,200	(38)	15	(53)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	0.587%		300	(5)	0	(5)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.481%		100	(2)	1	(3)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.537%		300	(6)	4	(10)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	0.587%		300	(5)	1	(6)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.319%		300	(6)	(2)	(4)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.384%		600	(12)	10	(22)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.493%		1,200	(23)	(5)	(18)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.538%		600	(11)	(5)	(6)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.633%		600	(10)	(2)	(8)
Marriott International, Inc.	FBF	(1.000%	)	12/20/2017	0.633%		100	(1)	0	(1)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.384%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.577%		300	(6)	3	(9)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.493%		300	(6)	(2)	(4)
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.144%		400	(14)	(14)	0
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.144%		300	(10)	(10)	0
Mondelez International, Inc.	MYC	(1.000%	)	03/20/2018	0.375%		300	(9)	(10)	1
Newell Rubbermaid, Inc.	BPS	(1.000%	)	03/20/2018	0.739%		200	(3)	(2)	(1)
Newell Rubbermaid, Inc.	BPS	(1.000%	)	06/20/2018	0.784%		200	(2)	(3)	1
Newell Rubbermaid, Inc.	BRC	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	BRC	(1.000%	)	06/20/2018	0.784%		100	(1)	(2)	1
Newell Rubbermaid, Inc.	DUB	(1.000%	)	06/20/2018	0.784%		100	(1)	(2)	1
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.633%		200	(3)	1	(4)
Newell Rubbermaid, Inc.	GST	(1.000%	)	03/20/2018	0.739%		100	(2)	(1)	(1)
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.149%		200	1	0	1
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.307%		100	(2)	0	(2)
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.535%		400	(8)	(3)	(5)
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.535%		200	(4)	(1)	(3)
Nordstrom, Inc.	BRC	(1.000%	)	03/20/2018	0.581%		100	(2)	(1)	(1)
Nordstrom, Inc.	DUB	(1.000%	)	12/20/2017	0.535%		600	(12)	(3)	(9)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.307%		200	(5)	(1)	(4)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.535%		100	(2)	(1)	(1)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.235%		300	(10)	(9)	(1)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.344%		300	(8)	(8)	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.322%		400	(11)	(13)	2
Omnicom Group, Inc.	BRC	(1.000%	)	03/20/2018	0.547%		100	(2)	(2)	0
Omnicom Group, Inc.	DUB	(1.000%	)	03/20/2018	0.547%		100	(2)	(2)	0
Qwest Corp.	BRC	(1.000%	)	03/20/2018	0.894%		200	(1)	(1)	0
Qwest Corp.	GST	(1.000%	)	03/20/2018	0.894%		200	(1)	0	(1)
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.737%	EUR	300	(4)	4	(8)
Raytheon Co.	BRC	(1.000%	)	03/20/2018	0.401%		$300	(8)	(8)	0
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.321%		300	(8)	(9)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.239%		300	(8)	(9)	1
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.321%		400	(11)	(13)	2
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	0.461%		600	(9)	5	(14)
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.551%		300	(4)	2	(6)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.551%		300	(4)	2	(6)
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	0.510%		100	(1)	1	(2)
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.064%		100	(1)	0	(1)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	0.488%		300	(4)	4	(8)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.266%	EUR	100	1	3	(2)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.266%		200	3	7	(4)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.266%		200	3	7	(4)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.503%		$200	(4)	(3)	(1)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.500%		200	(4)	1	(5)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.500%		300	(6)	1	(7)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	0.323%		200	(4)	1	(5)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.500%		100	(1)	1	(2)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.375%		900	9	17	(8)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.375%		300	3	5	(2)
Target Corp.	BOA	(1.000%	)	09/20/2016	0.186%		300	(8)	(6)	(2)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.224%		1,500	(43)	(36)	(7)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.239%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.252%		500	(16)	(14)	(2)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.239%		300	(9)	(9)	0
Target Corp.	GST	(1.000%	)	03/20/2018	0.321%		300	(10)	(9)	(1)
Target Corp.	JPM	(1.000%	)	09/20/2016	0.186%		400	(11)	(9)	(2)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.172%		300	(8)	(7)	(1)
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	0.812%	EUR	100	(1)	3	(4)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	0.812%		200	(2)	7	(9)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	2.228%		$500	41	36	5
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.159%		300	(8)	(9)	1
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.230%		200	(7)	(6)	(1)
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.207%		100	(3)	(3)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.146%		300	(9)	(9)	0
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.477%		100	(4)	(3)	(1)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.210%		600	(19)	(19)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.509%		300	(11)	(9)	(2)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.527%		300	(11)	(7)	(4)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.448%		400	(7)	4	(11)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.479%		300	(5)	7	(12)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.448%		800	(15)	8	(23)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.479%		300	(6)	7	(13)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.479%		400	(7)	10	(17)
Weyerhaeuser Co.	BPS	(1.000%	)	06/20/2018	1.164%		100	1	0	1
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	0.664%		300	(4)	7	(11)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.510%		600	(13)	(12)	(1)

								$(711)	$(35)	$(676)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2020	2.829%	$600	$80	$26	$54
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2023	1.495%	100	(4)	(4)	0
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.311%	200	19	7	12
Brazil Government International Bond	BRC	1.000%	09/20/2021	2.164%	600	(49)	(26)	(23)
Brazil Government International Bond	HUS	1.000%	09/20/2021	2.164%	500	(41)	(21)	(20)
Brazil Government International Bond	JPM	1.000%	09/20/2021	2.164%	700	(57)	(31)	(26)
China Government International Bond	CBK	1.000%	12/20/2016	0.805%	200	1	(10)	11
Safeway, Inc.	BOA	1.000%	12/20/2022	3.120%	100	(16)	(24)	8

						$(67)	$(83)	$16

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046		$277	$81	$112$	(31)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		185	55	76	(21)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		92	28	38	(10)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		89	41	46	(5)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		268	125	138	(13)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		446	208	230	(22)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	6,100	103	48	55
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		2,200	62	291	(229)
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		700	21	49	(28)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		1,800	57	92	(35)
iTraxx Europe Senior Financials 19 Index	BPS	(1.000%	)	06/20/2018		1,000	41	25	16
iTraxx Europe Senior Financials 19 Index	DUB	(1.000%	)	06/20/2018		900	36	22	14
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	30,000	(1)	16	(17)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		20,000	(1)	10	(11)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		20,000	(1)	10	(11)

							$854	$1,208	$(354)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	6,100	$(103)	$(223)	$120

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM	BRL	5,000	$(59)	$(12)	$(47)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		30,200	(348)	(63)	(285)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		2,400	(28)	(5)	(23)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		8,800	(85)	(1)	(84)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		400	(4)	0	(4)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		5,900	(42)	11	(53)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		4,600	(36)	0	(36)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		4,800	(38)	0	(38)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		1,600	(6)	10	(16)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		5,100	(17)	15	(32)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		4,000	(7)	33	(40)
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		15,600	168	11	157
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,300	14	1	13
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		1,700	18	0	18
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		1,100	13	0	13
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		5,100	86	30	56
Pay	1-Year BRL-CDI	8.415%	01/02/2017	DUB		6,900	(159)	0	(159)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		5,700	(133)	9	(142)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		400	(9)	0	(9)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		3,100	(71)	(1)	(70)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		3,500	(81)	1	(82)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		8,200	(180)	(29)	(151)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		6,300	(139)	(23)	(116)
Pay	1-Year BRL-CDI	8.630%	01/02/2017	MYC		2,400	(55)	0	(55)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		4,200	(81)	31	(112)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		1,000	(22)	2	(24)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		6,400	(132)	(7)	(125)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		5,300	(87)	26	(113)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		4,700	(77)	(2)	(75)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		3,800	(57)	37	(94)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		1,900	(31)	0	(31)
Pay	1-Year BRL-CDI	9.210%	01/02/2017	DUB		100	(2)	0	(2)
Pay	1-Year BRL-CDI	10.410%	01/02/2017	BOA		3,100	(14)	0	(14)
Pay	1-Year BRL-CDI	10.480%	01/02/2017	HUS		4,200	(16)	0	(16)
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	3,300	162	15	147
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		3,300	163	24	139
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,600	243	23	220
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		4,500	237	22	215
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	RYL		4,800	253	(15)	268
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		400	(8)	2	(10)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		400	0	2	(2)

							$(667)	$147	$(814)

(k)	Securities with an aggregate market value of $2,381 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$2,294	$0	$2,294
Corporate Bonds & Notes
Banking & Finance	0	8,903	291	9,194
Industrials	0	3,346	189	3,535
Utilities	0	6,860	0	6,860
Municipal Bonds & Notes
Alaska	0	4,623	0	4,623
Arizona	0	2,926	0	2,926
California	0	32,349	0	32,349
Colorado	0	8,714	0	8,714
Florida	0	23,884	0	23,884
Georgia	0	3,987	0	3,987
Illinois	0	6,423	0	6,423
Indiana	0	12,207	0	12,207
Iowa	0	1,833	0	1,833
Kansas	0	400	0	400
Maryland	0	906	0	906
Massachusetts	0	14,959	0	14,959
Michigan	0	3,260	0	3,260
Minnesota	0	1,286	0	1,286
Missouri	0	4,810	0	4,810
Nebraska	0	406	0	406
New Hampshire	0	5,000	0	5,000
New Jersey	0	18,444	0	18,444
New York	0	69,784	0	69,784
North Carolina	0	1,299	0	1,299
Ohio	0	8,053	0	8,053
Oklahoma	0	1,722	0	1,722
Oregon	0	585	0	585
Pennsylvania	0	1,296	0	1,296
Tennessee	0	525	0	525
Texas	0	30,403	0	30,403
Virginia	0	470	0	470
Washington	0	13,233	0	13,233
West Virginia	0	160	0	160
Wisconsin	0	1,106	0	1,106
U.S. Government Agencies	0	207	0	207
U.S. Treasury Obligations	0	32,112	0	32,112
Mortgage-Backed Securities	0	14,611	0	14,611
Asset-Backed Securities	0	32,796	0	32,796
Sovereign Issues	0	8,752	0	8,752
Short-Term Instruments
Repurchase Agreements	0	57,708	0	57,708
U.S. Treasury Bills	0	350	0	350
Purchased Options
Credit Contracts	0	82	0	82
Equity Contracts	0	2	0	2
Foreign Exchange Contracts	0	1,253	0	1,253
Interest Rate Contracts	0	1,633	14	1,647
	$0	$445,962	$494	$446,456

Short Sales, at value
U.S. Government Agencies	$0	$(508)	$0	$(508)

Financial Derivative Instruments - Assets
Credit Contracts	0	400	0	400
Foreign Exchange Contracts	0	2,176	0	2,176
Interest Rate Contracts	1,129	9,152	0	10,281
	$1,129	$11,728	$0	$12,857

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,405)	0	(4,405)
Foreign Exchange Contracts	0	(540)	0	(540)
Interest Rate Contracts	(680)	(6,269)	0	(6,949)

	$(680)	$(11,214)	$0	$(11,894)

Totals	$449	$445,968	$494	$446,911

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$322	$0	$(9)	$0	$0	$(22)	$0	$0	$291	$(22)
Industrials	219	0	(26)	0	0	(4)	0	0	189	0
Purchased Options
Interest Rate Contracts	5	0	0	0	0	9	0	0	14	9

Totals	$546	$0	$(35)	$0	$0	$(17)	$0	$0	$494	$(13)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$291	Third Party Vendor	Broker Quote	100.00
Industrials	189	Third Party Vendor	Broker Quote	115.00
Purchased Options
Interest Rate Contracts	$14	Indicative Market Quotation	Broker Quote	0.26

Total	$494

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020		$1,995	$1,999
Biomet, Inc.
3.943% due 07/25/2017		2,481	2,475
Candy Intermediate Holdings, Inc.
7.500% due 06/18/2018		693	691
Charter Communications, Inc.
3.000% due 04/10/2020		6,200	6,156
H.J. Heinz Co.
3.500% due 06/05/2020		3,000	3,004
MGM Resorts International, Inc.
3.500% due 12/20/2019		1,990	1,977
NXP BV
4.750% due 01/11/2020		1,294	1,314
Ocwen Financial Corp.
5.000% due 02/15/2018		998	1,005
PVH Corp.
3.250% due 02/13/2020		1,895	1,897
Realogy Corp.
4.500% due 03/05/2020		2,993	3,009
SunGard Data Systems, Inc.
4.500% due 01/31/2020		498	500
Tesoro Corp.
2.523% due 01/31/2016		1,500	1,502
Tribune Co.
4.000% due 12/31/2019		2,985	3,012
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		554	570

Total Bank Loan Obligations (Cost $28,950)			29,111

CORPORATE BONDS & NOTES 12.1%
BANKING & FINANCE 6.9%
Ally Financial, Inc.
2.475% due 12/01/2014		1,925	1,947
3.475% due 02/11/2014		8,100	8,162
4.500% due 02/11/2014		2,025	2,047
4.625% due 06/26/2015		6,160	6,316
6.750% due 12/01/2014		3,500	3,695
7.500% due 12/31/2013		500	514
7.500% due 09/15/2020		1,100	1,272
8.300% due 02/12/2015		6,100	6,588
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023		3,200	3,075
American Express Co.
7.000% due 03/19/2018		300	361
American Honda Finance Corp.
0.648% due 05/26/2016		15,600	15,586
Aviation Loan Trust
2.383% due 12/15/2022		4,777	4,426
Banco de Credito del Peru
5.375% due 09/16/2020		1,100	1,136
Banco do Brasil S.A.
6.000% due 01/22/2020		600	645
Banco Santander Brasil S.A.
4.625% due 02/13/2017		1,600	1,632
Banco Santander Chile
3.875% due 09/20/2022		1,700	1,584
Bancolombia S.A.
5.950% due 06/03/2021		1,200	1,281
Barclays Bank PLC
10.179% due 06/12/2021		1,980	2,522
14.000% due 06/15/2019 (d)	GBP	2,177	4,337
BM&FBovespa S.A.
5.500% due 07/16/2020		$600	619
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		1,900	1,949
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	719
Caledonia Generating LLC
1.950% due 02/28/2022		$183	180
Cantor Fitzgerald LP
7.875% due 10/15/2019		1,700	1,760
CIT Group, Inc.
4.750% due 02/15/2015		5,600	5,705
5.000% due 05/15/2017		8,100	8,313
5.250% due 04/01/2014		4,115	4,187

6.625% due 04/01/2018		600	651
CNH Capital LLC
3.625% due 04/15/2018		5,000	4,775
Eksportfinans ASA
2.000% due 09/15/2015		400	386
2.375% due 05/25/2016		4,000	3,850
3.000% due 11/17/2014		200	201
5.500% due 05/25/2016		1,300	1,361
5.500% due 06/26/2017		500	520
Essex Portfolio LP
3.250% due 05/01/2023		2,300	2,122
Ford Motor Credit Co. LLC
1.373% due 08/28/2014		15,800	15,817
8.700% due 10/01/2014		2,200	2,399
HSBC Finance Corp.
0.527% due 01/15/2014		500	500
0.705% due 06/01/2016		100	99
International Lease Finance Corp.
3.875% due 04/15/2018		6,200	5,840
4.875% due 04/01/2015		1,950	1,989
5.650% due 06/01/2014		3,500	3,574
6.500% due 09/01/2014		1,120	1,170
6.625% due 11/15/2013		500	508
6.750% due 09/01/2016		6,550	7,107
7.125% due 09/01/2018		100	111
8.625% due 09/15/2015		1,900	2,088
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,377
JPMorgan Chase & Co.
3.450% due 03/01/2016		1,100	1,148
LBG Capital PLC
7.588% due 05/12/2020	GBP	300	460
7.625% due 12/09/2019		200	308
7.869% due 08/25/2020		200	310
15.000% due 12/21/2019	EUR	500	912
15.000% due 12/21/2019	GBP	200	424
Leveraged Finance Europe Capital BV
0.793% due 11/15/2017	EUR	737	952
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		$800	921
Petrobras Global Finance BV
2.414% due 01/15/2019		2,800	2,751
3.000% due 01/15/2019		5,000	4,655
RCI Banque S.A.
3.500% due 04/03/2018		8,000	7,966
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		1,400	1,435
5.400% due 03/24/2017		700	735
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,669
SLM Corp.
0.576% due 01/27/2014		2,100	2,082
3.875% due 09/10/2015		300	304
5.000% due 10/01/2013		300	302
5.050% due 11/14/2014		124	127
6.250% due 01/25/2016		6,400	6,808
8.450% due 06/15/2018		1,650	1,840
Standard Chartered PLC
3.200% due 05/12/2016		300	314
3.950% due 01/11/2023		1,000	932
Sun Life Financial Global Funding LP
0.530% due 10/06/2013		3,200	3,195
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	9,600	14,309

			203,862

INDUSTRIALS 4.6%
ADT Corp.
4.125% due 06/15/2023		$1,200	1,132
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,500	7,500
American Tower Corp.
3.500% due 01/31/2023		1,300	1,192
Baidu, Inc.
3.500% due 11/28/2022		1,300	1,167
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		1,500	1,516
Cemex Finance LLC
9.500% due 12/14/2016		200	213
Cemex S.A.B. de C.V.
5.875% due 03/25/2019		2,500	2,431
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		600	618

Coinstar, Inc.
6.000% due 03/15/2019		2,300	2,303
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		653	677
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,470
CVS Pass-Through Trust
7.507% due 01/10/2032		186	230
DISH DBS Corp.
6.625% due 10/01/2014		4,725	4,938
7.000% due 10/01/2013		1,800	1,822
7.750% due 05/31/2015		3,500	3,806
Ensco PLC
4.700% due 03/15/2021		100	106
Enterprise Products Operating LLC
6.500% due 01/31/2019		100	119
Freeport-McMoRan Copper & Gold, Inc.
2.375% due 03/15/2018		3,500	3,331
3.875% due 03/15/2023		15,000	13,595
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		12,100	11,601
HCA, Inc.
4.750% due 05/01/2023		800	768
6.500% due 02/15/2020		2,900	3,145
8.500% due 04/15/2019		2,300	2,474
Hertz Corp.
4.250% due 04/01/2018		3,250	3,185
HJ Heinz Finance Co.
7.125% due 08/01/2039		7,100	7,561
Inmet Mining Corp.
7.500% due 06/01/2021		1,750	1,684
Intel Corp.
4.000% due 12/15/2032		1,500	1,399
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		400	511
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		800	791
4.750% due 04/15/2023		2,000	1,908
OGX Austria GmbH
8.500% due 06/01/2018		1,600	520
Petrobras International Finance Co.
5.750% due 01/20/2020		1,800	1,881
Range Resources Corp.
6.750% due 08/01/2020		500	539
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		870	916
7.125% due 04/15/2019		400	425
7.875% due 08/15/2019		200	219
Rockies Express Pipeline LLC
6.850% due 07/15/2018		850	812
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	3,000	3,846
4.750% due 05/15/2021		$3,500	3,343
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,144
Time Warner, Inc.
3.150% due 07/15/2015		650	679
Times Square Hotel Trust
8.528% due 08/01/2026		3,437	4,631
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	517
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023		10,600	13,349
VeriSign, Inc.
4.625% due 05/01/2023		$5,000	4,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		10,000	11,425

			134,314

UTILITIES 0.6%
Access Midstream Partners LP
4.875% due 05/15/2023		1,000	933
AES Corp.
7.750% due 03/01/2014		1,800	1,861
BP Capital Markets PLC
4.500% due 10/01/2020		200	217
CMS Energy Corp.
4.250% due 09/30/2015		1,000	1,061
5.050% due 02/15/2018		1,300	1,445
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		700	714
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,200	1,105

Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019	1,000	1,210
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	2,300	2,058
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	2,900	2,668
VimpelCom Holdings BV 5.200%
due 02/13/2019	5,000	4,900
Virginia Electric and Power Co.
5.400% due 04/30/2018	500	578

		18,750

Total Corporate Bonds & Notes (Cost $368,682)		356,926

MUNICIPAL BONDS & NOTES 2.4%
ARIZONA 0.1%
Arizona Transportation Board Revenue Bonds, Series 2011
5.250% due 07/01/2024	1,400	1,612

CALIFORNIA 1.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	800	992
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.160% due 04/01/2045	500	493
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	100	111
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	1,600	2,078
7.500% due 04/01/2034	5,620	7,291
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	1,100	1,479
7.950% due 03/01/2036	200	237
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	100	109
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	200	224
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	239
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	100	118
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	500	539
5.813% due 06/01/2040	200	219
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	100	119
University of California Revenue Bonds, Series 2013
2.900% due 05/15/2024	5,000	4,657
4.062% due 05/15/2033	5,000	4,670
Ventura County, California Public Financing Authority Revenue Bonds, Series 2013
5.000% due 11/01/2025	1,000	1,115
5.000% due 11/01/2026	1,000	1,101
5.000% due 11/01/2028	1,000	1,080
5.000% due 11/01/2029	2,000	2,148
5.000% due 11/01/2030	1,200	1,279

		30,298

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	1,100	1,227

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	600	658

MISSOURI 0.0%
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	100	117

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	150	163

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	500	582
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	1,000	1,065

New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2047	1,600	1,670
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
5.000% due 06/15/2034	15,000	16,144
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.389% due 03/15/2040	200	215
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
5.000% due 01/01/2032	6,555	6,905
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	107
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	1,200	1,072

		27,760

OHIO 0.0%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200	266

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	116

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
2.156% due 06/01/2018	2,500	2,430

TEXAS 0.1%
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2012
5.000% due 11/15/2037	500	537
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2012
5.000% due 11/01/2030	700	731
North Texas Tollway Authority Revenue Bonds, Series 2011
5.250% due 09/01/2027	700	774
Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	100	112

		2,154

WISCONSIN 0.2%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013
5.000% due 04/01/2038	5,000	5,116

Total Municipal Bonds & Notes (Cost $76,728)		71,917

U.S. GOVERNMENT AGENCIES 21.7%
Fannie Mae
0.563% due 05/25/2037	205	206
0.593% due 04/25/2037	208	210
0.603% due 09/25/2035	123	124
0.643% due 12/25/2040	892	901
0.693% due 05/25/2040	579	585
0.743% due 09/25/2041	543	547
0.793% due 01/25/2034	484	491
0.869% due 02/25/2024	299	303
0.943% due 01/25/2040	981	995
1.093% due 03/25/2032	174	178
2.000% due 07/01/2028	60,000	58,341
2.500% due 12/01/2042 - 05/01/2043	65,523	60,970
3.000% due 09/01/2020 - 08/01/2043	128,645	126,746
3.000% due 06/25/2042 (a)	11,129	1,711
3.500% due 10/01/2020 - 07/01/2043	129,693	134,358
4.000% due 07/01/2028 - 08/01/2043	111,796	116,564
4.500% due 07/01/2028 - 08/01/2043	16,000	16,937
5.000% due 07/01/2043	40,000	43,050
5.500% due 07/01/2043 - 08/01/2043	15,000	16,282
6.057% due 03/25/2024 (a)	3,169	368
6.107% due 03/25/2038 (a)	3,685	496
6.187% due 03/25/2037 (a)	616	92
6.407% due 08/25/2041 (a)	2,220	447
6.457% due 07/25/2039 (a)	1,104	196
12.274% due 03/25/2040	411	495
Freddie Mac
0.493% due 02/15/2037	62	63
0.543% due 05/15/2036	116	117
0.693% due 11/15/2040 - 02/15/2041	1,133	1,142
5.500% due 08/15/2030	1	1
6.008% due 06/15/2038 - 10/15/2042 (a)	15,018	2,831
7.538% due 12/15/2042	2,315	2,289
7.808% due 02/15/2032 (a)	1,205	228
9.515% due 01/15/2041	1,217	1,248
11.492% due 09/15/2041	71	73
12.623% due 02/15/2041	12	13

Ginnie Mae
0.492% due 12/20/2042		8,215	8,226
2.500% due 12/15/2042 - 02/20/2043		14,237	13,351
3.500% due 07/01/2043		26,000	26,662
8.612% due 09/20/2040		1,791	1,831

Total U.S. Government Agencies (Cost $652,895)			639,668

U.S. TREASURY OBLIGATIONS 58.7%
U.S. Treasury Bonds
2.750% due 11/15/2042		8,600	7,427
2.875% due 05/15/2043		10,700	9,484
3.125% due 02/15/2043 (h)		23,100	21,595
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		34,110	33,405
0.125% due 07/15/2022		76,851	75,110
U.S. Treasury Notes
0.250% due 01/31/2015		50,000	49,987
0.250% due 02/28/2015		120,000	119,906
0.250% due 05/31/2015		200,000	199,637
0.375% due 11/15/2015		40,000	39,905
0.625% due 11/30/2017 (h)(j)		27,000	26,311
1.000% due 11/30/2019 (h)		101,500	96,663
1.125% due 03/31/2020		39,600	37,710
1.250% due 02/29/2020		207,400	199,558
1.375% due 01/31/2020 (h)		445,000	432,432
1.375% due 05/31/2020		107,000	103,201
1.625% due 11/15/2022		25,100	23,418
1.750% due 05/15/2023		70,800	66,270
2.000% due 02/15/2023		197,100	189,562

Total U.S. Treasury Obligations (Cost $1,783,151)			1,731,581

MORTGAGE-BACKED SECURITIES 3.4%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		1,423	1,168
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		3,392	3,417
Banc of America Funding Corp.
2.700% due 02/20/2036		141	140
Banc of America Large Loan Trust
2.493% due 11/15/2015		8,580	8,607
BCAP LLC Trust
0.343% due 05/26/2037		500	484
Bear Stearns Adjustable Rate Mortgage Trust
2.799% due 05/25/2034		10	9
Bear Stearns Alt-A Trust
2.432% due 10/25/2033		22	20
2.972% due 09/25/2034		550	474
Bear Stearns Commercial Mortgage Securities Trust
5.429% due 01/12/2045		5,164	5,261
Bella Vista Mortgage Trust
2.704% due 11/20/2034		372	335
Chase Mortgage Finance Trust
5.500% due 03/25/2037		55	55
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		12,389	13,797
Commercial Mortgage Pass-Through Certificates
1.906% due 01/10/2046		4,300	4,280
Countrywide Alternative Loan Trust
4.750% due 08/25/2018		472	475
6.000% due 02/25/2037 ^		1,002	753
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		1,697	1,762
5.500% due 01/25/2035		988	1,029
DBUBS Mortgage Trust
4.537% due 07/10/2044		500	536
Epic More London PLC
0.756% due 07/15/2017	GBP	1,302	1,939
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		$87	86
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		646	649
GE Capital Commercial Mortgage Corp.
5.543% due 12/10/2049		8,300	9,242
GS Mortgage Securities Trust
4.753% due 03/10/2044		500	545
5.162% due 12/10/2043		500	558
5.982% due 08/10/2045		2,000	2,237
GSAA Home Equity Trust
6.000% due 04/01/2034		350	360
GSR Mortgage Loan Trust
2.664% due 09/25/2035		119	117

Impac CMB Trust
1.113% due 11/25/2034		26	21
JPMorgan Chase Commercial Mortgage Securities Trust
0.643% due 07/15/2019		2,000	1,942
3.616% due 11/15/2043		700	743
JPMorgan Resecuritization Trust
6.350% due 03/26/2038		7,107	5,239
Leek Finance Ltd.
0.532% due 09/21/2038		10,526	10,586
MASTR Asset Securitization Trust
5.250% due 12/25/2033		479	492
Merrill Lynch Floating Trust
0.731% due 07/09/2021		1,121	1,118
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		3,700	4,159
5.982% due 08/15/2045		8,000	8,998
Newgate Funding PLC
1.109% due 12/15/2050	GBP	189	288
Prime Mortgage Trust
0.593% due 02/25/2019		$1	1
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	80	120
Structured Adjustable Rate Mortgage Loan Trust
0.433% due 03/25/2035		$972	891
Structured Asset Securities Corp.
2.506% due 02/25/2034		252	236
Wachovia Bank Commercial Mortgage Trust
0.333% due 06/15/2020		8,100	7,860
Wells Fargo Mortgage-Backed Securities Trust
2.682% due 03/25/2035		79	80
2.720% due 04/25/2036		73	69

Total Mortgage-Backed Securities (Cost $102,841)			101,178

ASSET-BACKED SECURITIES 1.8%
Aegis Asset-Backed Securities Trust
1.193% due 03/25/2035		1,000	833
1.343% due 10/25/2034		2,167	1,842
Asset-Backed Funding Certificates Trust
0.943% due 06/25/2035		2,300	2,226
Asset-Backed Securities Corp. Home Equity Loan Trust
0.623% due 11/25/2035		2,100	1,916
0.833% due 07/25/2035		1,000	883
Ballyrock CLO Ltd.
0.493% due 08/28/2019		500	496
Bear Stearns Asset-Backed Securities Trust
0.603% due 12/25/2035		2,200	2,000
BNC Mortgage Loan Trust
0.293% due 05/25/2037		1,437	1,391
Countrywide Asset-Backed Certificates
0.383% due 07/25/2036		2,084	2,017
0.813% due 08/25/2035		1,300	1,149
0.853% due 11/25/2033		1,919	1,831
0.893% due 09/25/2034		2,973	2,646
Educational Funding Co. LLC
0.526% due 10/25/2029		2,456	1,807
GSAMP Trust
0.893% due 06/25/2034		1,662	1,601
Hewett’s Island CDO Ltd.
0.545% due 08/09/2017		158	158
HSBC Home Equity Loan Trust
0.672% due 03/20/2036		1,000	833
Inwood Park CDO Ltd.
0.501% due 01/20/2021		4,639	4,628
Landmark CDO Ltd.
0.552% due 07/15/2018		3,778	3,757
Leopard CLO BV
0.572% due 04/21/2020	EUR	550	707
LightPoint Pan-European CLO PLC
0.457% due 01/31/2022		820	1,044
Loan to Learn Education Loan Trust
0.533% due 06/15/2031		$2,100	1,861
Madison Park Funding Ltd.
0.545% due 05/10/2019		1,082	1,081
Marathon CLO Ltd.
0.542% due 12/20/2019		661	656
Morgan Stanley Mortgage Loan Trust
0.263% due 01/25/2047		32	30
New Century Home Equity Loan Trust
0.473% due 10/25/2035		795	773
Pacifica CDO Corp.
0.536% due 01/26/2020		2,656	2,651
RAAC Series
1.393% due 09/25/2047		2,381	2,308

Residential Asset Mortgage Products Trust
0.363% due 05/25/2036		351	344
Residential Asset Securities Corp. Trust
0.393% due 02/25/2036		990	964
0.623% due 03/25/2035		2,552	2,311
0.868% due 02/25/2035		2,491	2,226
Securitized Asset-Backed Receivables LLC
0.473% due 12/25/2035		889	827
SLM Student Loan Trust
0.513% due 12/16/2041		2,000	1,395
Structured Asset Securities Corp.
0.633% due 02/25/2035		353	323
0.643% due 11/25/2035		1,400	1,200

Total Asset-Backed Securities (Cost $52,377)			52,715

SHORT-TERM INSTRUMENTS 17.7%
REPURCHASE AGREEMENTS (f) 1.6%			47,809

SHORT-TERM NOTES 0.0%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	200	261

U.S. TREASURY BILLS 0.3%
0.113% due 08/15/2013 - 05/29/2014 (b)(g)(j)		$9,110	9,102

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 15.8%
PIMCO Short-Term Floating NAV Portfolio		46,445,113	464,730

Total Short-Term Instruments (Cost $521,916)			521,902

Total Investments 118.8% (Cost $3,587,540)			$3,504,998
Written Options (i) (0.0%) (Premiums $388)			(1,464)
Other Assets and Liabilities (Net) (18.8%)			(553,761)

Net Assets 100.0%			$2,949,773

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	0.170%	06/28/2013	07/01/2013	$47,000	U.S. Treasury Notes 1.875% due 06/30/2015	$(47,537)	$47,000	$47,001
SSB	0.010%	06/28/2013	07/01/2013	809	Fannie Mae 2.200% due 10/17/2022	(830)	809	809

						$(48,367)	$47,809	$47,810

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
BCY	(0.100%)	06/27/2013	07/03/2013	$798	$(798)
	0.000%	06/28/2013	07/01/2013	47,042	(47,042)
	0.050%	06/27/2013	07/05/2013	12,379	(12,380)

					$(60,220)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $60,598 at a weighted average interest rate of (0.252%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	06/01/2043	$7,000	$7,437	$(7,437)
Fannie Mae	4.500%	07/01/2043	2,000	2,109	(2,117)

				$9,546	$(9,554)

(g)	Securities with an aggregate market value of $66,229 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-OAT France Government Bond September Futures	Short	09/2013	115	$402

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY 2,360,000	$73	$740

(h)	Securities with an aggregate market value of $1,013 and cash of $29 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	22,933		$22,480	CBK	$1,519	$0	$1,519
07/2013		1,700		1,655	DUB	101	0	101
07/2013	JPY	23,200		240	BRC	6	0	6
07/2013		1,220,858		12,366	UAG	56	0	56
07/2013	TWD	8,272		275	DUB	0	(1)	(1)
07/2013		$22,746	AUD	23,981	DUB	0	(828)	(828)
07/2013		1,068	JPY	107,900	CBK	20	0	20
08/2013	BRL	3,555		$1,601	BOA	22	(3)	19
08/2013		4,063		1,877	BRC	69	0	69
08/2013		1,720		770	DUB	4	0	4
08/2013		8,382		3,860	FBF	130	0	130
08/2013		1,086		498	GLM	14	0	14
08/2013		930		423	HUS	9	0	9
08/2013		1,726		759	JPM	0	(9)	(9)
08/2013		37,916		17,533	UAG	659	0	659
08/2013	CNY	63,305		10,060	UAG	0	(161)	(161)
08/2013		$9,730	BRL	20,093	BOA	0	(788)	(788)
08/2013		6,340		13,088	CBK	0	(515)	(515)
08/2013		415		862	FBF	0	(31)	(31)
08/2013		19,050		39,860	HUS	0	(1,311)	(1,311)
08/2013		19,252		40,690	UAG	0	(1,144)	(1,144)
08/2013		10,087	CNY	63,305	BRC	135	0	135
09/2013	EUR	29,277		$38,940	BRC	819	0	819
09/2013	GBP	37,774		57,969	HUS	544	0	544
09/2013		$9,000	CAD	9,183	CBK	0	(286)	(286)
09/2013		14,000	EUR	10,492	BRC	0	(338)	(338)
09/2013		33,654	GBP	21,442	BRC	0	(1,058)	(1,058)
09/2013		352	MXN	4,752	GLM	12	0	12
09/2013		5,292		65,345	JPM	0	(284)	(284)
10/2013	KRW	37,158		$32	BRC	0	0	0
10/2013		302,708		261	JPM	0	(3)	(3)

						$4,119	$(6,760)	$(2,641)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	6,900	$13	$(8)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		9,000	20	(25)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,100	4	(2)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,600	5	(3)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,600	5	(7)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		10,000	19	(12)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		10,000	19	(28)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		$84,100	222	(1,349)

								$307	$(1,434)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	CBK	JPY	97.000	07/05/2013	$14,900	$81	$(30)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums (Received)	Unrealized Appreciation
Barclays Bank PLC	BPS	3.000%	06/20/2018	2.445%	EUR	3,000	$105	$(9)	$114
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	1.687%	JPY	10,000	0	(1)	1
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%		10,000	(1)	(2)	1
Tokyo Electric Power Co., Inc.	JPM	1.000%	09/20/2013	1.687%		30,000	0	(5)	5

							$104	$(17)	$121

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS	BRL	68,200	$(441)	$21	$(462)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		368,700	(2,909)	(379)	(2,530)
Pay	1-Year BRL-CDI	8.875%	01/02/2017	DUB		98,200	(1,934)	48	(1,982)
Pay	1-Year BRL-CDI	8.940%	01/02/2017	BOA		112,800	(2,082)	220	(2,302)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	BRC	MXN	128,600	(244)	(95)	(149)
Pay	28-Day MXN-TIIE	5.750%	06/08/2020	CBK		120,200	(229)	(78)	(151)
Pay	28-Day MXN-TIIE	6.250%	06/05/2023	JPM		251,800	(476)	(136)	(340)

							$(8,315)	$(399)	$(7,916)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	RACNSGT Index	695,945	1-Month USD-LIBOR plus a specified spread	$796,260	02/26/2014	BOA	$36,792
Receive	RACNLGT Index	214,465	1-Month USD-LIBOR plus a specified spread	250,874	06/16/2014	BOA	(10,629)
Pay	RACNSGT Index	209,869	1-Month USD-LIBOR plus a specified spread	240,120	06/16/2014	BOA	7,615
Receive	RACNLGT Index	687,866	1-Month USD-LIBOR plus a specified spread	804,645	02/26/2014	BOA	(46,147)
Receive	RACNLGT Index	1,030,231	1-Month USD-LIBOR plus a specified spread	1,226,558	03/25/2014	BOA	(22,746)
Pay	RACNSGT Index	1,054,461	1-Month USD-LIBOR plus a specified spread	1,226,794	03/25/2014	BOA	20,110
Receive	RACNLGT Index	223,589	1-Month USD-LIBOR plus a specified spread	272,864	07/15/2014	BOA	(11,502)
Pay	RACNSGT Index	236,600	1-Month USD-LIBOR plus a specified spread	280,139	07/15/2014	BOA	9,318
Receive	RACNLGT Index	400,438	1-Month USD-LIBOR plus a specified spread	468,420	12/06/2013	FBF	(26,868)
Pay	RACNSGT Index	424,135	1-Month USD-LIBOR plus a specified spread	485,271	12/06/2013	FBF	22,430

							$(21,627)

(j)	Securities with an aggregate market value of $24,158 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$28,541	$570	$29,111
Corporate Bonds & Notes
Banking & Finance	0	199,256	4,606	203,862
Industrials	0	133,637	677	134,314
Utilities	0	18,750	0	18,750
Municipal Bonds & Notes
Arizona	0	1,612	0	1,612
California	0	30,298	0	30,298
Illinois	0	1,227	0	1,227
Massachusetts	0	658	0	658
Missouri	0	117	0	117
New Jersey	0	163	0	163
New York	0	27,760	0	27,760
Ohio	0	266	0	266
Pennsylvania	0	116	0	116
South Dakota	0	2,430	0	2,430
Texas	0	2,154	0	2,154
Wisconsin	0	5,116	0	5,116
U.S. Government Agencies	0	639,668	0	639,668
U.S. Treasury Obligations	0	1,731,581	0	1,731,581
Mortgage-Backed Securities	0	101,178	0	101,178
Asset-Backed Securities	0	52,219	496	52,715
Short-Term Instruments
Repurchase Agreements	0	47,809	0	47,809
Short-Term Notes	0	261	0	261
U.S. Treasury Bills	0	9,102	0	9,102
Central Funds Used for Cash Management Purposes	464,730	0	0	464,730
	$464,730	$3,033,919	$6,349	$3,504,998

Short Sales, at value
U.S. Government Agencies	$0	$(9,554)	$0	$(9,554)

Financial Derivative Instruments - Assets
Credit Contracts	0	121	0	121
Equity Contracts	0	96,265	0	96,265
Foreign Exchange Contracts	0	4,119	0	4,119
Interest Rate Contracts	402	740	0	1,142
	$402	$101,245	$0	$101,647

Financial Derivative Instruments - Liabilities
Equity Contracts	0	(117,892)	0	(117,892)
Foreign Exchange Contracts	0	(6,790)	0	(6,790)
Interest Rate Contracts	0	(9,350)	0	(9,350)

	$0	$(134,032)	$0	$(134,032)

Totals	$465,132	$2,991,578	$6,349	$3,463,059

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$563	$0	$0	$0	$7	$0	$0	$570	$7
Corporate Bonds & Notes
Banking & Finance	4,533	178	(123)	8	8	2	0	0	4,606	(17)
Industrials	672	0	0	(1)	0	6	0	0	677	5
Asset-Backed Securities	5,932	0	(1,724)	2	18	25	0	(3,757)	496	2

Totals	$11,137	$741	$(1,847)	$9	$26	$40	$0	$(3,757)	$6,349	$(3)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$570	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes
Banking & Finance	4,606	Benchmark Pricing	Base Price	92.71 - 100.82
Industrials	677	Third Party Vendor	Broker Quote	103.75
Asset-Backed Securities	496	Benchmark Pricing	Base Price	99.10

Total	$6,349

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.9%
BANKING & FINANCE 0.7%
Citigroup, Inc.
1.727% due 01/13/2014	$5,600	$5,632
Preferred Term Securities Ltd.
0.823% due 03/24/2034	1,460	1,132

		6,764

INDUSTRIALS 1.2%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,588	1,778
Times Square Hotel Trust
8.528% due 08/01/2026	6,133	8,263
UAL Pass-Through Trust
6.636% due 01/02/2024	1,475	1,578

		11,619

Total Corporate Bonds & Notes (Cost $16,308)		18,383

MUNICIPAL BONDS & NOTES 0.4%
TEXAS 0.1%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	1,045	1,063

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,550	3,065

Total Municipal Bonds & Notes (Cost $4,388)		4,128

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
0.253% due 07/25/2037	5,563	5,270
0.323% due 03/25/2036	99	93
0.433% due 08/25/2031 - 05/25/2032	299	275
0.619% due 09/17/2027	5	5
0.643% due 02/25/2033	299	301
0.669% due 06/25/2021 - 10/25/2021	44	44
0.719% due 01/25/2020 - 03/25/2022	81	82
0.769% due 12/25/2021	13	13
0.793% due 11/18/2031	8	8
0.843% due 11/25/2031	138	140
0.919% due 04/25/2022	12	12
0.969% due 05/25/2022	23	24
1.069% due 05/25/2018 - 10/25/2020	51	52
1.119% due 08/25/2023	31	31
1.193% due 04/25/2032	19	19
1.219% due 12/25/2023	41	42
1.369% due 10/25/2022 - 09/25/2023	29	29
1.374% due 03/01/2044 - 10/01/2044	160	164
1.574% due 11/01/2030 - 10/01/2040	105	109
1.619% due 02/01/2033	388	405
1.690% due 12/25/2021	4	4
1.750% due 12/25/2023	51	53
1.912% due 09/01/2033	60	63
1.915% due 06/01/2033	39	40
1.918% due 03/01/2035	57	60
2.067% due 07/01/2035	76	80
2.075% due 08/01/2033	126	132
2.130% due 03/01/2030	13	13
2.140% due 11/01/2035	7	7
2.141% due 04/01/2036	10	10
2.172% due 12/01/2035	40	42
2.182% due 05/01/2036	31	34
2.199% due 02/01/2035	36	39
2.200% due 08/01/2033	60	63
2.217% due 10/01/2026 - 11/01/2040	122	125
2.234% due 02/01/2035	45	48
2.241% due 01/01/2035	26	28
2.244% due 11/01/2032	110	115
2.245% due 09/01/2030	29	31
2.250% due 03/01/2029 - 12/01/2036	137	143
2.252% due 05/01/2034	59	63
2.260% due 08/01/2032	6	6

2.261% due 03/01/2035	52	55
2.285% due 11/01/2034	59	63
2.299% due 04/01/2018	5	5
2.316% due 09/01/2033	21	23
2.324% due 12/01/2033	2	2
2.345% due 10/01/2031	32	32
2.364% due 07/01/2033	34	36
2.374% due 10/01/2032	36	38
2.397% due 04/01/2033	33	35
2.400% due 01/01/2033	31	31
2.403% due 03/01/2033	4	4
2.440% due 03/01/2027	47	50
2.456% due 04/01/2034	10	10
2.465% due 05/01/2031 - 05/01/2033	116	124
2.480% due 06/01/2033	26	26
2.496% due 11/01/2034	5	5
2.500% due 09/01/2032	22	23
2.569% due 03/01/2032	33	35
2.570% due 11/01/2024	70	71
2.571% due 05/25/2035	999	1,025
2.584% due 07/01/2033	36	39
2.587% due 03/01/2035	26	27
2.599% due 05/01/2025	5	5
2.616% due 10/01/2034	19	20
2.631% due 12/01/2036	66	70
2.655% due 07/01/2034	22	22
2.672% due 12/01/2036	62	66
2.706% due 09/01/2033	29	31
2.750% due 09/01/2015 - 09/01/2033	91	95
2.814% due 04/01/2036	51	55
2.816% due 10/01/2033	11	11
2.825% due 01/01/2037	30	32
2.838% due 06/01/2033	137	142
2.875% due 09/01/2033	20	20
3.105% due 08/01/2035	58	62
3.360% due 11/01/2019	17	17
3.566% due 05/01/2036	64	67
3.705% due 01/01/2015	3	3
3.905% due 03/01/2019	5	5
3.930% due 02/01/2018	4	4
4.000% due 11/25/2033 - 08/01/2043	31,733	32,998
4.080% due 12/01/2017	7	7
4.250% due 10/01/2027 - 03/25/2033	8	8
4.500% due 05/01/2040	16,864	18,419
4.843% due 12/01/2014	1	1
5.000% due 06/25/2023 - 11/25/2032	463	478
5.370% due 08/25/2043	214	222
5.500% due 04/25/2017 - 09/25/2035	2,262	2,521
6.000% due 03/25/2016	1	1
6.440% due 07/01/2036	705	814
6.500% due 06/25/2028	56	61
6.510% due 08/01/2036	1,004	1,162
6.577% due 05/25/2037 (a)	5,194	934
6.770% due 01/18/2029	72	73
7.000% due 02/01/2019 - 07/25/2042	32	36
7.500% due 08/25/2021 - 07/25/2022	65	75
7.875% due 11/01/2018	6	6
8.500% due 05/01/2017 - 04/01/2032	250	276
9.375% due 04/01/2016	46	50
15.381% due 08/25/2021	34	45
Freddie Mac
0.443% due 10/15/2032	30	30
0.453% due 08/25/2031	126	123
0.543% due 12/15/2029	27	27
0.553% due 10/25/2029	2	2
0.643% due 12/15/2031	11	11
0.743% due 08/15/2031	35	35
0.800% due 04/15/2022	6	6
0.900% due 03/15/2020	19	19
0.950% due 06/15/2022	25	26
1.146% due 05/15/2023	41	42
1.200% due 02/15/2021	10	10
1.310% due 09/25/2023	573	582
1.350% due 05/15/2023	15	15
1.374% due 10/25/2044 - 02/25/2045	6,059	6,118
1.490% due 10/15/2022	16	17
1.574% due 07/25/2044	1,391	1,429
1.625% due 02/01/2017	2	3
2.261% due 03/01/2028	9	9
2.276% due 11/01/2027	85	85
2.279% due 10/01/2034	55	57
2.295% due 09/01/2028	23	23
2.310% due 02/01/2022	8	9
2.311% due 02/01/2035	50	53
2.333% due 04/01/2032	154	155
2.348% due 04/01/2033	5	5

2.355% due 08/01/2029 - 12/01/2033	137	145
2.359% due 03/01/2034	75	80
2.361% due 04/01/2034	59	62
2.365% due 11/01/2023	6	6
2.375% due 08/01/2032	7	8
2.377% due 11/01/2034	98	104
2.387% due 11/01/2034	95	101
2.394% due 01/01/2035	15	16
2.399% due 02/01/2035	97	103
2.404% due 10/01/2033	8	8
2.408% due 09/01/2033	117	124
2.439% due 02/01/2026	9	10
2.442% due 09/01/2035	29	31
2.481% due 08/01/2023	22	23
2.531% due 03/01/2032	102	109
2.553% due 02/01/2035	57	60
2.556% due 02/01/2035 - 04/01/2036	83	88
2.560% due 01/01/2035	57	60
2.565% due 03/01/2030	31	31
2.589% due 08/01/2030	46	46
2.612% due 01/01/2035	41	42
2.625% due 02/01/2036	48	51
2.722% due 04/01/2035	173	175
2.781% due 01/01/2032	7	8
2.850% due 03/01/2033 - 07/01/2037	77	81
2.965% due 09/01/2035	33	35
4.000% due 10/15/2033	225	240
4.500% due 05/15/2018 - 09/15/2018	105	113
5.000% due 08/15/2019 - 02/15/2036	779	852
5.429% due 05/01/2026	30	30
5.500% due 05/15/2036	96	107
5.823% due 08/01/2031	135	142
6.500% due 10/15/2013 - 07/25/2043	889	992
7.000% due 06/15/2029	70	82
7.500% due 02/15/2023 - 01/15/2031	26	30
8.000% due 03/15/2023	41	47
9.250% due 11/15/2019	6	7
9.500% due 04/15/2020	9	10
16.815% due 09/15/2014	1	1
Ginnie Mae
0.592% due 02/20/2029	2	2
1.625% due 01/20/2023 - 10/20/2033	261	273
1.750% due 09/20/2028 - 09/20/2033	234	245
2.000% due 04/20/2017 - 07/20/2030	165	173
2.125% due 01/20/2034	48	50
3.000% due 04/20/2018 - 04/20/2019	18	19
4.000% due 04/20/2016 - 04/20/2019	13	14

Total U.S. Government Agencies (Cost $80,559)		82,917

U.S. TREASURY OBLIGATIONS 20.4%
U.S. Treasury Bonds
9.875% due 11/15/2015 (f)(g)	14,800	18,075
U.S. Treasury Notes
1.250% due 08/31/2015 (e)(f)(g)	37,000	37,659
2.125% due 12/31/2015 (e)	42,000	43,680
2.375% due 08/31/2014 (g)	97	99
3.125% due 10/31/2016 (e)	90,100	96,914

Total U.S. Treasury Obligations (Cost $198,217)		196,427

MORTGAGE-BACKED SECURITIES 58.7%
Adjustable Rate Mortgage Trust
0.473% due 11/25/2035	3,374	2,902
American Home Mortgage Investment Trust
2.414% due 06/25/2045	8,974	8,823
2.416% due 02/25/2045	254	254
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	7,905	5,385
Banc of America Funding Corp.
2.383% due 01/26/2037	159	159
2.701% due 09/20/2046	3,502	2,784
5.630% due 01/20/2047 ^	39	30
Banc of America Large Loan Trust
2.493% due 11/15/2015	13,406	13,448
Banc of America Mortgage Trust
2.623% due 07/25/2033	333	324
2.747% due 05/25/2033	153	149
2.811% due 06/25/2035	2,686	2,534
2.829% due 06/25/2034	241	236
2.984% due 12/25/2033	311	305
3.099% due 10/25/2035	2,203	2,019
3.163% due 11/25/2034	235	201
3.165% due 11/25/2033	85	84
3.169% due 02/25/2033	98	96

Bear Stearns Adjustable Rate Mortgage Trust
2.377% due 02/25/2036	498	392
2.470% due 10/25/2035	327	313
2.614% due 05/25/2033	533	329
2.706% due 08/25/2033	45	46
2.734% due 11/25/2030	23	23
2.878% due 05/25/2047 ^	1,872	1,506
2.890% due 04/25/2034	218	215
2.907% due 05/25/2034	56	53
2.917% due 07/25/2034	2	2
2.918% due 05/25/2034	20	18
2.956% due 04/25/2034	1,649	1,605
2.959% due 02/25/2033	17	15
2.982% due 02/25/2034	2,261	2,216
3.050% due 10/25/2034	140	138
3.071% due 01/25/2034	151	151
3.115% due 10/25/2034	199	165
Bear Stearns Alt-A Trust
2.491% due 01/25/2036 ^	1,347	915
2.499% due 12/25/2033	1,096	1,091
2.529% due 04/25/2035	200	180
2.628% due 02/25/2036 ^	29	18
2.645% due 08/25/2036 ^	2,845	1,849
2.665% due 11/25/2035 ^	3,710	2,632
2.709% due 05/25/2035	1,341	1,233
3.645% due 08/25/2036 ^	2,960	2,013
Bear Stearns Mortgage Securities, Inc.
2.482% due 06/25/2030	50	49
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036	2,362	1,792
2.653% due 12/26/2046	10,821	7,591
Bella Vista Mortgage Trust
0.442% due 05/20/2045	96	74
0.563% due 02/25/2035	13,372	9,159
CBA Commercial Small Balance Commercial Mortgage
0.473% due 12/25/2036	361	295
Charlotte Gateway Village LLC
6.410% due 12/01/2016	813	817
Chase Mortgage Finance Trust
2.916% due 12/25/2035	4,791	4,285
Chevy Chase Funding LLC
0.705% due 01/25/2035	1,024	700
Citigroup Mortgage Loan Trust, Inc.
0.523% due 12/25/2034	611	573
0.993% due 08/25/2035	537	385
2.540% due 05/25/2035	97	94
2.570% due 10/25/2035	265	256
2.703% due 08/25/2035	453	452
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	287	241
Commercial Mortgage Pass-Through Certificates
2.425% due 05/15/2045 (a)	15,769	2,019
Community Program Loan Trust
4.500% due 04/01/2029	382	387
Countrywide Alternative Loan Trust
0.353% due 07/25/2036	16,429	12,916
0.383% due 09/25/2046	1,464	1,023
0.383% due 11/25/2046	113	79
0.387% due 12/20/2046	5,643	3,756
0.392% due 07/20/2046 ^	2,226	1,213
0.402% due 03/20/2046	872	619
0.402% due 07/20/2046 ^	1,939	1,089
0.443% due 05/25/2035	342	157
0.463% due 02/25/2036	334	244
0.473% due 12/25/2035	417	339
0.483% due 11/25/2035	124	82
0.503% due 10/25/2035	178	129
0.512% due 11/20/2035	883	684
0.523% due 10/25/2035	158	121
0.527% due 11/20/2035	40,911	29,874
0.593% due 03/25/2034	12	12
0.693% due 05/25/2035	999	781
0.693% due 09/25/2047 ^	1	0
0.963% due 11/25/2035	6,070	4,697
0.984% due 08/25/2046	3,871	2,724
1.008% due 03/25/2047 ^	12,088	7,674
1.168% due 02/25/2036	1,997	1,616
1.715% due 08/25/2035	4,006	3,488
4.594% due 08/25/2036	93	92
5.500% due 11/25/2035 ^	4,230	3,557
5.500% due 03/25/2036	235	180
5.750% due 03/25/2037 ^	1,126	876
6.000% due 10/25/2032	4	3
6.250% due 12/25/2033	238	253
6.250% due 08/25/2037 ^	656	522
6.500% due 11/25/2031	254	267

Countrywide Home Loan Mortgage Pass-Through Trust
0.483% due 04/25/2035	115	90
0.493% due 03/25/2035	65	57
0.513% due 03/25/2035	6,723	5,244
0.533% due 02/25/2035	222	213
0.583% due 02/25/2035	318	188
0.593% due 08/25/2018	31	30
0.733% due 02/25/2035	503	464
1.113% due 09/25/2034	444	256
1.952% due 06/19/2031	7	7
2.459% due 02/20/2036	453	342
2.712% due 04/25/2035 ^	237	41
2.723% due 07/19/2033	176	167
2.740% due 02/20/2035	9	8
2.783% due 02/20/2036	618	532
2.814% due 08/25/2034	4,726	4,333
2.843% due 02/19/2034	53	33
2.882% due 02/19/2034	52	52
2.951% due 05/19/2033	30	30
2.963% due 08/25/2034	429	384
3.150% due 02/25/2034	239	230
4.500% due 10/25/2018	132	135
5.000% due 11/25/2018	60	61
5.500% due 08/25/2033	498	500
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	84	77
2.341% due 06/25/2033	678	659
2.407% due 07/25/2033	68	67
2.656% due 10/25/2033	425	417
2.883% due 12/25/2032	87	80
5.500% due 11/25/2035	562	481
5.750% due 04/25/2033	49	51
6.250% due 07/25/2035	952	1,005
6.500% due 04/25/2033	34	36
7.000% due 02/25/2033	42	45
Credit Suisse Mortgage Capital Certificates
0.373% due 04/15/2022	13,082	12,941
0.423% due 10/15/2021	7,405	7,385
2.803% due 07/27/2036	438	443
2.917% due 08/27/2037	137	137
5.509% due 04/15/2047	2,000	2,163
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040	500	539
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	500	558
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,164
Downey Savings & Loan Association Mortgage Loan Trust
1.108% due 04/19/2047	1,416	1,188
Drexel Burnham Lambert CMO Trust
0.945% due 05/01/2016	7	7
Extended Stay America Trust
1.213% due 12/05/2031 (a)	24,500	708
First Horizon Alternative Mortgage Securities
2.313% due 09/25/2034	6,212	6,128
2.334% due 06/25/2034	4,042	3,990
2.349% due 11/25/2035 ^	13,723	10,979
2.385% due 03/25/2035	448	352
First Horizon Mortgage Pass-Through Trust
2.545% due 02/25/2035	391	390
First Republic Mortgage Loan Trust
0.543% due 11/15/2031	514	504
0.673% due 06/25/2030	60	59
GMAC Mortgage Corp. Loan Trust
3.482% due 05/25/2035	63	60
Greenpoint Mortgage Funding Trust
0.403% due 04/25/2036	477	316
0.423% due 06/25/2045	408	332
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033	324	319
Greenwich Capital Acceptance, Inc.
2.907% due 06/25/2024	40	39
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	54
5.444% due 03/10/2039	1,800	1,997
GS Mortgage Securities Trust
2.006% due 03/06/2020	700	703
2.202% due 03/06/2020	11,700	11,745
2.476% due 03/06/2020	400	402
4.085% due 03/06/2020	9,500	9,539
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,378	1,412
8.000% due 09/19/2027	648	672
GSR Mortgage Loan Trust
0.543% due 01/25/2034	38	37
2.654% due 09/25/2035	58	56

2.679% due 09/25/2035	916	912
2.759% due 04/25/2035	2,770	2,595
2.796% due 01/25/2036 ^	857	770
Harborview Mortgage Loan Trust
0.372% due 07/19/2046	1,792	1,221
0.382% due 02/19/2046	833	678
0.412% due 05/19/2035	489	401
0.432% due 06/19/2035	8,768	7,233
0.432% due 03/19/2036	565	384
0.542% due 01/19/2035	75	53
0.932% due 02/19/2034	36	35
2.195% due 11/19/2034	64	63
2.817% due 06/19/2045	508	323
2.853% due 08/19/2034	421	417
2.933% due 12/19/2035 ^	60	50
HSI Asset Securitization Corp. Trust
0.513% due 07/25/2035	328	310
Impac CMB Trust
1.093% due 10/25/2033	307	298
Impac Secured Assets Trust
0.543% due 05/25/2036	210	207
0.623% due 08/25/2036	1,360	1,288
1.133% due 11/25/2034	68	63
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	18	17
IndyMac Mortgage Loan Trust
0.383% due 09/25/2046	1,191	951
0.433% due 04/25/2035	354	310
0.433% due 07/25/2035	371	325
0.473% due 03/25/2035	274	235
0.493% due 06/25/2037 ^	233	110
0.513% due 02/25/2035	3,174	2,748
0.513% due 07/25/2045	127	111
0.993% due 11/25/2034	8,567	7,347
1.413% due 09/25/2034	270	209
2.566% due 12/25/2034	2,251	2,151
2.820% due 06/25/2036	4,547	3,094
4.942% due 02/25/2036	17,051	14,825
IndyMac Residential Mortgage-Backed Trust
0.633% due 10/25/2013 ^	37	26
JPMorgan Alternative Loan Trust
0.694% due 06/27/2037	8,067	6,678
5.850% due 10/25/2036	9,391	6,226
JPMorgan Chase Commercial Mortgage Securities Trust
0.643% due 07/15/2019	3,000	2,913
JPMorgan Mortgage Trust
2.731% due 06/25/2035	375	344
2.829% due 10/25/2035	173	137
3.013% due 10/25/2035	500	481
4.247% due 04/25/2035	76	75
JPMorgan Resecuritization Trust
2.428% due 07/27/2037	111	111
5.367% due 01/27/2047	317	322
5.842% due 04/20/2036	397	410
6.000% due 02/27/2037	1,021	1,040
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	16	17
LB Mortgage Trust
8.516% due 01/20/2017	52	53
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	110
MASTR Adjustable Rate Mortgages Trust
0.523% due 12/25/2034	1,616	1,456
2.375% due 12/25/2033	142	132
2.874% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	330	345
5.500% due 09/25/2033	793	812
Mellon Residential Funding Corp.
0.673% due 06/15/2030	278	274
0.893% due 11/15/2031	286	280
Merrill Lynch Floating Trust
0.731% due 07/09/2021	2,023	2,018
Merrill Lynch Mortgage Investors Trust
0.813% due 08/25/2028	40	39
0.833% due 10/25/2028	481	475
0.933% due 03/25/2028	77	77
1.664% due 10/25/2035	1,520	1,475
2.078% due 01/25/2029	97	96
2.250% due 04/25/2035	101	99
2.600% due 08/25/2033	461	105
2.761% due 11/25/2035	6,677	6,405
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	551
Morgan Stanley Capital Trust
5.378% due 11/14/2042	1,090	1,174

5.439% due 02/12/2044	9,303	9,521
5.692% due 04/15/2049	500	559
Morgan Stanley Mortgage Loan Trust
0.463% due 09/25/2035	36	34
2.643% due 10/25/2034	207	208
Morgan Stanley Re-REMIC Trust
5.982% due 08/15/2045	2,900	3,262
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,149	1,242
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	63	63
RBSSP Resecuritization Trust
2.475% due 12/26/2036	3,835	3,880
Residential Accredit Loans, Inc. Trust
0.383% due 04/25/2046	2,376	1,797
0.393% due 10/25/2046	41,551	22,883
0.403% due 04/25/2046	156	79
0.593% due 03/25/2033	59	57
3.595% due 09/25/2034	27	26
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	15	16
Residential Asset Securitization Trust
0.543% due 10/25/2018	199	193
0.643% due 02/25/2034	123	118
6.250% due 08/25/2036	7,011	6,271
Residential Funding Mortgage Securities, Inc. Trust
0.593% due 07/25/2018	36	35
2.948% due 06/25/2035	4,864	4,767
4.004% due 02/25/2036 ^	176	146
5.500% due 12/25/2034	1,300	1,339
6.500% due 03/25/2032	1	1
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	1,266	1,384
S2 Hospitality LLC
4.500% due 04/15/2025	1,520	1,518
SACO, Inc.
7.000% due 08/25/2036	14	15
Salomon Brothers Mortgage Securities, Inc.
0.693% due 05/25/2032	64	58
3.095% due 09/25/2033	16	16
8.500% due 05/25/2032	336	351
Sequoia Mortgage Trust
0.422% due 02/20/2035	419	401
0.502% due 11/20/2034	117	114
0.892% due 10/19/2026	116	115
0.952% due 10/20/2027	51	50
0.953% due 05/20/2034	1,365	1,303
0.992% due 10/20/2027	96	94
1.087% due 02/20/2034	672	648
1.552% due 10/20/2027	531	508
1.870% due 08/20/2034	463	463
1.892% due 06/20/2034	138	135
2.084% due 09/20/2032	84	78
Silver Oak Ltd.
1.722% due 06/21/2018	13,800	13,890
Structured Adjustable Rate Mortgage Loan Trust
0.533% due 08/25/2035	1,367	1,238
0.928% due 06/25/2034	980	838
1.563% due 01/25/2035	1,319	1,007
2.578% due 02/25/2034	407	389
2.593% due 04/25/2034	345	338
2.633% due 03/25/2034	301	297
Structured Asset Mortgage Investments Trust
0.353% due 09/25/2047	13,516	13,310
0.473% due 02/25/2036	580	446
0.503% due 12/25/2035	597	457
0.792% due 07/19/2034	2,140	1,707
0.892% due 03/19/2034	660	563
1.032% due 10/19/2033	145	125
2.608% due 05/02/2030	90	65
Structured Asset Securities Corp.
1.867% due 02/25/2032	31	30
2.330% due 10/25/2031	31	30
2.615% due 06/25/2033	791	784
2.667% due 07/25/2032	14	12
2.670% due 06/25/2033	484	473
2.716% due 06/25/2032	9	3
6.854% due 11/25/2032	8	8
7.500% due 10/25/2036 ^	2,261	2,140
Travelers Mortgage Services, Inc.
2.355% due 09/25/2018	38	30
UBS Commercial Mortgage Trust
0.768% due 07/15/2024	74	74
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	37	37
0.313% due 09/15/2021	433	430

1.073% due 10/15/2041 (a)	65,342	572
5.342% due 12/15/2043	19,545	21,785
5.500% due 04/15/2047	20,000	22,493
Wachovia Mortgage Loan Trust LLC
5.381% due 10/20/2035	1,728	1,694
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045	7,990	7,153
0.463% due 12/25/2045	10,483	9,791
0.483% due 07/25/2045	830	771
0.483% due 10/25/2045	5,917	5,381
0.503% due 01/25/2045	1,544	1,413
0.513% due 07/25/2045	4,821	4,461
0.548% due 11/25/2034	374	352
0.558% due 11/25/2034	570	530
0.578% due 10/25/2044	1,681	1,532
0.608% due 06/25/2044	153	129
0.608% due 07/25/2044	119	107
0.678% due 10/25/2044	2,334	2,126
0.688% due 07/25/2044	96	78
1.174% due 02/25/2046	700	632
1.238% due 01/25/2046	1,776	1,655
1.370% due 05/25/2041	178	169
1.432% due 11/25/2041	107	100
1.568% due 06/25/2042	595	545
1.568% due 08/25/2042	713	658
1.568% due 04/25/2044	1,465	1,403
1.895% due 12/19/2039	479	322
1.958% due 11/25/2041	11	10
2.211% due 03/25/2033	470	476
2.220% due 02/27/2034	995	1,012
2.380% due 04/25/2033	315	225
2.444% due 01/25/2033	316	316
2.449% due 06/25/2033	12	12
2.457% due 08/25/2033	45	41
2.458% due 06/25/2034	275	275
2.486% due 09/25/2035	233	225
2.553% due 02/25/2037 ^	2,419	2,004
4.853% due 02/25/2037 ^	1,270	1,049
Washington Mutual MSC Mortgage Pass-Through Certificates
0.688% due 01/25/2018	22	22
2.190% due 02/25/2033	28	28
2.354% due 12/25/2032	541	520
2.481% due 11/25/2030	64	63
5.750% due 03/25/2033	373	392
6.000% due 03/25/2033	162	172
Wells Fargo Mortgage Loan Trust
4.876% due 09/27/2036	5,886	4,532
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 07/25/2037	1,283	1,001
2.613% due 07/25/2036 ^	844	746
2.625% due 01/25/2035	221	223
2.641% due 03/25/2036	14,129	13,672
2.648% due 05/25/2035	403	357
4.484% due 11/25/2033	200	203
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	5,000	5,030

Total Mortgage-Backed Securities (Cost $546,578)		564,138

ASSET-BACKED SECURITIES 34.9%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,674	1,272
Access Group, Inc.
1.576% due 10/27/2025	1,532	1,531
Accredited Mortgage Loan Trust
0.403% due 12/25/2035	2	2
ACE Securities Corp. Home Equity Loan Trust
1.243% due 12/25/2033	898	827
1.243% due 07/25/2034	375	376
AFC Home Equity Loan Trust
0.463% due 04/25/2028	181	175
0.793% due 06/25/2028	589	558
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	213	218
American Home Mortgage Investment Trust
0.373% due 08/25/2035	21	7
American Residential Eagle Bond Trust
1.193% due 05/25/2028	109	107
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.413% due 01/25/2036	40	39
0.803% due 01/25/2035	793	555
1.543% due 02/25/2033	1,748	1,717
AMMC CLO Ltd.
0.507% due 08/08/2017	457	457
Amortizing Residential Collateral Trust
0.473% due 01/25/2032	36	31

0.733% due 06/25/2032	41	39
0.773% due 07/25/2032	20	18
0.893% due 08/25/2032	16	14
Amresco Residential Securities Mortgage Loan Trust
0.688% due 06/25/2028	79	72
0.748% due 06/25/2027	165	159
0.748% due 09/25/2027	289	267
Apidos CDO Ltd.
1.778% due 10/17/2021	11,350	11,419
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.683% due 10/25/2035	1,000	752
1.243% due 10/25/2033	1,751	1,743
Asset-Backed Funding Certificates Trust
0.613% due 03/25/2035	4,674	4,361
0.873% due 04/25/2033	937	877
0.893% due 06/25/2034	4,632	4,347
1.213% due 03/25/2032	981	913
Asset-Backed Securities Corp. Home Equity Loan Trust
0.713% due 06/15/2031	113	109
0.823% due 09/25/2034	472	421
1.543% due 04/15/2033	98	92
Avalon Capital Ltd.
0.544% due 02/24/2019	2,716	2,705
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	94	95
Bayview Financial Asset Trust
0.593% due 12/25/2039	259	220
Bear Stearns Asset-Backed Securities Trust
0.263% due 12/25/2036	170	167
0.273% due 10/25/2036	33	33
0.593% due 03/25/2035	3,489	3,421
0.643% due 12/25/2033	1,069	1,045
0.683% due 06/25/2036	853	813
0.693% due 09/25/2034	225	188
0.783% due 06/25/2043	1,142	1,132
0.853% due 10/25/2032	70	65
0.873% due 09/25/2035	1,013	997
0.993% due 10/27/2032	24	22
1.193% due 10/25/2037	5,397	617
1.193% due 11/25/2042	288	278
1.393% due 10/25/2032	222	206
1.443% due 08/25/2037	3,835	3,115
1.693% due 11/25/2042	176	163
1.793% due 10/25/2037	1,500	442
2.995% due 10/25/2036	2,364	2,191
3.049% due 07/25/2036	1,530	673
5.500% due 01/25/2034	97	100
5.500% due 12/25/2035	346	324
5.750% due 10/25/2033	1,100	1,164
6.000% due 06/25/2034	1,220	1,293
Bear Stearns Second Lien Trust
0.993% due 12/25/2036	5,000	3,200
Bear Stearns Structured Products, Inc.
1.193% due 03/25/2037	506	496
BlueMountain CLO Ltd.
0.513% due 11/15/2017	441	441
Capital Trust Re CDO Ltd.
5.267% due 06/25/2035	3,000	2,962
Carrington Mortgage Loan Trust
0.673% due 10/25/2035	2,500	2,001
CDC Mortgage Capital Trust
0.813% due 01/25/2033	39	38
1.243% due 01/25/2033	730	656
Centex Home Equity Loan Trust
0.673% due 06/25/2034	8	6
0.883% due 09/25/2034	257	184
5.160% due 09/25/2034	1,066	970
Chase Funding Trust
0.733% due 04/25/2033	1	1
0.773% due 11/25/2034	3	2
4.537% due 09/25/2032	7	6
CIT Group Home Equity Loan Trust
1.168% due 12/25/2031	528	486
CIT Mortgage Loan Trust
1.443% due 10/25/2037	309	308
Citibank Omni Master Trust
2.943% due 08/15/2018 (e)	10,800	11,094
4.900% due 11/15/2018	10,000	10,568
Citigroup Mortgage Loan Trust, Inc.
0.273% due 01/25/2037	63	32
0.303% due 08/25/2036	8	8
5.550% due 08/25/2035	500	440
5.629% due 08/25/2035	2,777	2,448
Conseco Finance Home Equity Loan Trust
0.893% due 08/15/2033	161	150

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,529	1,150
Conseco Financial Corp.
6.180% due 04/01/2030	652	673
6.220% due 03/01/2030	2,112	2,296
6.240% due 12/01/2028	113	116
6.530% due 04/01/2030	466	488
6.760% due 03/01/2030	182	199
6.810% due 12/01/2028	2,139	2,285
6.860% due 03/15/2028	7	8
6.860% due 07/15/2028	92	95
6.870% due 04/01/2030	29	31
7.070% due 01/15/2029	14	15
7.140% due 03/15/2028	202	219
7.140% due 01/15/2029	163	174
7.290% due 03/15/2028	61	63
7.360% due 02/15/2029	11	11
7.550% due 01/15/2029	875	932
7.620% due 06/15/2028	46	50
Countrywide Asset-Backed Certificates
0.373% due 09/25/2036	754	751
0.383% due 06/25/2036	581	558
0.533% due 05/25/2036	12	11
0.563% due 12/25/2034	36	35
0.563% due 04/25/2036	579	373
0.583% due 11/25/2034	1,356	1,339
0.653% due 09/25/2034	21	21
0.653% due 05/25/2046	1,966	1,583
0.663% due 11/25/2033	1	1
0.673% due 12/25/2031	236	163
0.753% due 04/25/2034	8	8
0.793% due 11/25/2033	21	20
0.813% due 09/25/2033	211	194
0.843% due 10/25/2034	5,946	5,309
0.843% due 06/25/2035	750	736
0.873% due 06/25/2033	12	11
1.093% due 05/25/2032	183	173
1.193% due 09/25/2032	189	172
5.125% due 12/25/2034	3,873	1,995
5.279% due 05/25/2036 ^	429	364
5.413% due 01/25/2034	131	115
Credit Suisse First Boston Mortgage Securities Corp.
0.553% due 05/25/2044	29	29
0.813% due 01/25/2032	12	11
Credit-Based Asset Servicing and Securitization LLC
0.253% due 04/25/2037	921	490
0.633% due 04/25/2036	155	151
4.619% due 12/25/2035	264	247
5.028% due 07/25/2035	105	105
5.713% due 05/25/2035	489	499
5.970% due 10/25/2036	1,617	1,640
Denver Arena Trust
6.940% due 11/15/2019	539	555
EFS Volunteer LLC
1.073% due 07/26/2027	1,617	1,618
EMC Mortgage Loan Trust
0.643% due 12/25/2042	1,392	1,209
0.943% due 08/25/2040	644	595
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	709	717
Equity One ABS, Inc.
0.443% due 07/25/2034	72	54
0.493% due 04/25/2034	1,259	1,042
0.533% due 07/25/2034	5	4
FBR Securitization Trust
0.953% due 09/25/2035	251	244
First Alliance Mortgage Loan Trust
8.020% due 03/20/2031	8	8
First Franklin Mortgage Loan Trust
0.303% due 12/25/2037	360	204
0.813% due 11/25/2031	139	119
First NLC Trust
0.263% due 08/25/2037	314	153
Fraser Sullivan CLO Ltd.
1.923% due 11/22/2022	13,000	13,036
Galaxy CLO Ltd.
0.516% due 04/25/2019	529	525
GMAC Mortgage Corp. Home Equity Notes Variable Funding Trust
0.943% due 02/25/2031	337	318
Goldman Sachs Asset Management CLO PLC
0.494% due 08/01/2022	2,317	2,256
GSAA Home Equity Trust
0.463% due 06/25/2035	342	320
GSAMP Trust
0.343% due 10/25/2036	6,458	662
0.543% due 01/25/2045	159	153

0.683% due 09/25/2035	2,000	1,489
1.018% due 03/25/2034	1,874	1,712
1.168% due 08/25/2033	38	34
GSRPM Mortgage Loan Trust
1.593% due 01/25/2032	19	19
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018	294	294
Home Equity Asset Trust
0.253% due 05/25/2037	47	47
0.573% due 01/25/2036	10,142	9,697
0.793% due 11/25/2032	1	1
0.988% due 07/25/2034	726	654
1.113% due 02/25/2033	1	1
Home Equity Loan Trust
0.483% due 12/25/2032	3	3
6.230% due 06/25/2037	5,000	2,903
Home Equity Mortgage Loan Asset-Backed Trust
0.353% due 07/25/2037	174	107
0.643% due 08/25/2035	700	678
2.218% due 07/25/2034	1,000	866
Home Equity Mortgage Trust
5.300% due 05/25/2036	126	109
5.821% due 04/25/2035	316	309
Home Loan Trust
8.350% due 03/25/2025	16	15
HSBC Home Equity Loan Trust
0.342% due 03/20/2036	2,106	2,088
0.352% due 01/20/2036	97	95
0.372% due 01/20/2036	803	782
0.482% due 01/20/2034	229	225
0.722% due 01/20/2034	487	483
HSI Asset Loan Obligation Trust
0.253% due 12/25/2036	16	5
IMC Home Equity Loan Trust
7.310% due 11/20/2028	53	54
Irwin Home Equity Loan Trust
1.543% due 02/25/2029	353	297
JPMorgan Mortgage Acquisition Trust
0.253% due 12/25/2029	186	184
0.263% due 01/25/2037	482	477
0.273% due 08/25/2036	3	1
0.303% due 08/25/2036	1,919	1,028
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,010	2,262
Lehman XS Trust
0.343% due 04/25/2037 ^	148	92
Long Beach Mortgage Loan Trust
0.523% due 01/25/2046	47	26
0.663% due 08/25/2035	2,400	2,325
0.753% due 10/25/2034	229	217
0.893% due 03/25/2032	1	1
1.048% due 07/25/2034	700	648
1.243% due 10/25/2034	152	129
1.618% due 03/25/2032	441	399
Loomis Sayles CLO Ltd.
0.506% due 10/26/2020	2,955	2,889
Massachusetts Educational Financing Authority
1.226% due 04/25/2038	1,732	1,746
MASTR Asset-Backed Securities Trust
0.273% due 05/25/2037	186	186
0.343% due 05/25/2037	500	437
0.943% due 12/25/2034 ^	932	855
1.018% due 10/25/2034	1,234	1,128
MASTR Specialized Loan Trust
1.043% due 05/25/2037	630	14
Merrill Lynch First Franklin Mortgage Loan Trust
1.693% due 10/25/2037	606	440
Merrill Lynch Mortgage Investors Trust
0.253% due 10/25/2037	350	79
0.273% due 09/25/2037	114	30
0.283% due 06/25/2037	542	199
Mid-State Trust
6.005% due 08/15/2037	3,158	3,572
8.330% due 04/01/2030	404	430
Morgan Stanley ABS Capital, Inc.
0.253% due 05/25/2037	281	148
0.293% due 11/25/2036	2,952	1,758
0.343% due 06/25/2036	159	118
0.373% due 01/25/2036	538	529
0.513% due 11/25/2035	5,467	5,307
0.653% due 06/25/2034	217	208
1.123% due 06/25/2034	514	488
1.393% due 06/25/2033	787	756
2.193% due 07/25/2037 ^	1,156	52
2.593% due 08/25/2034	595	444

Morgan Stanley Dean Witter Capital, Inc.
1.543% due 02/25/2033	199	181
2.668% due 01/25/2032	705	543
Morgan Stanley IXIS Real Estate Capital Trust
0.303% due 11/25/2036	2,706	1,158
Morgan Stanley Mortgage Loan Trust
0.353% due 11/25/2036	2,046	702
Mountain View Funding CLO Ltd.
0.537% due 04/15/2019	293	292
MSIM Peconic Bay Ltd.
0.556% due 07/20/2019	273	272
New Century Home Equity Loan Trust
0.373% due 05/25/2036	593	352
0.453% due 06/25/2035	5	5
0.643% due 06/25/2035	1,000	882
1.842% due 06/20/2031	1,025	1,000
Newcastle Investment Trust
4.500% due 07/10/2035	1,722	1,743
Nomura Asset Acceptance Corp.
0.813% due 01/25/2036	1,484	893
NovaStar Mortgage Funding Trust
0.293% due 03/25/2037	19	9
0.973% due 05/25/2033	5	5
Oakwood Mortgage Investors, Inc.
0.568% due 03/15/2018	233	206
Octagon Investment Partners Ltd.
0.573% due 11/28/2018	423	419
Option One Mortgage Loan Trust
0.593% due 02/25/2035	94	91
0.692% due 08/20/2030	7	7
0.713% due 02/25/2035	804	511
0.733% due 06/25/2032	4	3
0.793% due 04/25/2033	29	27
0.988% due 05/25/2034	35	32
Origen Manufactured Housing Contract Trust
0.433% due 05/15/2032	3	3
4.750% due 08/15/2021	107	106
Pacifica CDO Corp.
0.536% due 01/26/2020	494	493
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.843% due 10/25/2034	1,000	965
0.893% due 10/25/2034	2,500	2,101
People’s Choice Home Loan Securities Trust
0.623% due 05/25/2035	708	698
Popular ABS Mortgage Pass-Through Trust
0.283% due 06/25/2047 ^	2,013	1,815
4.732% due 01/25/2036 ^	208	154
RAAC Series
0.593% due 06/25/2047	9,000	7,997
1.393% due 09/25/2047	1,003	973
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033	154	155
1.293% due 09/25/2037	863	456
1.393% due 08/25/2032	1,027	874
1.433% due 03/25/2033	24	22
4.934% due 08/25/2035	140	134
Residential Asset Mortgage Products Trust
0.973% due 02/25/2033	6	5
5.547% due 07/25/2034 ^	1,932	1,579
5.707% due 08/25/2034 ^	2,919	2,451
5.942% due 04/25/2034	1,320	1,319
Residential Asset Securities Corp. Trust
0.623% due 03/25/2035	5,894	5,219
0.773% due 06/25/2033	123	98
0.988% due 01/25/2035	111	102
5.120% due 12/25/2033	436	393
7.140% due 04/25/2032 ^	207	11
SACO, Inc.
0.553% due 05/25/2036	1,805	1,086
0.613% due 03/25/2036	1,049	836
0.713% due 06/25/2036 ^	387	408
0.943% due 07/25/2035	2,290	1,668
Salomon Brothers Mortgage Securities, Inc.
0.673% due 03/25/2028	77	75
1.093% due 11/25/2033	1,307	1,199
Saxon Asset Securities Trust
0.693% due 03/25/2032	439	396
0.713% due 08/25/2032	3	3
0.733% due 03/25/2035	33	27
Securitized Asset-Backed Receivables LLC
0.243% due 10/25/2036 ^	1,529	525
0.623% due 01/25/2036 ^	293	1
0.853% due 10/25/2035	152	150
Silverado CLO Ltd.
0.537% due 04/11/2020	4,000	3,965

SLC Student Loan Trust
1.173% due 06/15/2021	5,400	5,436
4.750% due 06/15/2033	3,860	3,608
SLM Student Loan Trust
0.453% due 03/15/2024	6,000	5,729
0.463% due 12/15/2023	15,000	14,136
0.676% due 04/25/2023	2,800	2,792
1.080% due 03/15/2028	650	647
1.176% due 07/25/2023	14,600	14,352
1.473% due 12/15/2033	3,571	3,482
1.776% due 04/25/2023	4,112	4,232
1.843% due 12/15/2017	1,510	1,514
1.976% due 07/25/2023	5,000	5,173
2.843% due 12/16/2019	4,900	5,002
Soundview Home Loan Trust
0.383% due 02/25/2036	22	21
0.453% due 12/25/2035	2,212	2,183
0.493% due 11/25/2035	55	55
1.493% due 11/25/2033	167	167
South Carolina Student Loan Corp.
1.275% due 09/03/2024	600	609
Specialty Underwriting & Residential Finance Trust
0.693% due 09/25/2036	1,000	491
1.393% due 10/25/2035	329	256
Structured Asset Investment Loan Trust
0.653% due 06/25/2035	315	287
0.673% due 09/25/2035	2,000	1,483
0.703% due 08/25/2035	1,500	865
0.853% due 04/25/2035	2,000	1,649
1.168% due 09/25/2034	159	117
1.468% due 12/25/2034	160	86
Structured Asset Securities Corp.
0.243% due 02/25/2037	7	7
0.283% due 06/25/2037	1,009	943
0.773% due 01/25/2033	1,078	1,010
1.694% due 04/25/2035	504	471
1.768% due 01/25/2033	95	84
3.375% due 08/25/2031	210	207
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034	5	5
0.843% due 05/25/2034	22	22
Symphony CLO Ltd.
1.027% due 01/15/2024	15,000	14,749
Trapeza CDO Ltd.
1.073% due 11/16/2034	1,000	630
Truman Capital Mortgage Loan Trust
0.943% due 12/25/2032	300	281
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	955	955
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	108	111
6.210% due 05/07/2026	452	466
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036	141	55
Wells Fargo Home Equity Trust
0.823% due 04/25/2034	210	166
WMC Mortgage Loan Pass-Through Certificates
1.017% due 03/20/2029	16	15

Total Asset-Backed Securities (Cost $366,347)		336,055

SOVEREIGN ISSUES 0.3%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,643

Total Sovereign Issues (Cost $2,499)		2,643

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.2%		1,531

U.S. TREASURY BILLS 0.1%
0.032% due 08/15/2013 (b)(e)	900	900

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 0.0%
PIMCO Short-Term Floating NAV Portfolio	16,059	161

Total Short-Term Instruments (Cost $2,592)	2,592

Total Investments 125.5% (Cost $1,217,488)	$1,207,283
Other Assets and Liabilities (Net) (25.5%)	(245,274)

Net Assets 100.0%	$962,009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Portfolio.

BORROWINGS	AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$1,531	Fannie Mae 2.200% due 10/17/2022	$(1,563)	$1,531	$1,531

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	0.200%	07/01/2013	07/15/2013	$11,000	$(11,000)
BOM	0.130%	06/19/2013	07/11/2013	8,383	(8,384)
	0.160%	06/26/2013	07/12/2013	45,853	(45,854)
DEU	0.170%	06/25/2013	07/01/2013	3,268	(3,268)
JPS	0.826%	04/25/2013	07/24/2013	10,028	(10,043)

					$(78,549)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.030%	06/28/2013	07/01/2013	$2,350	$(2,350)
	0.050%	06/28/2013	07/05/2013	10,120	(10,121)
	0.080%	06/24/2013	07/01/2013	1,735	(1,735)
	0.140%	06/20/2013	07/11/2013	60,072	(60,122)
	0.140%	06/21/2013	07/12/2013	25,988	(26,012)
	0.150%	06/18/2013	07/11/2013	3,264	(3,266)
BPG	0.130%	07/01/2013	07/05/2013	4,498	(4,499)
GSC	0.120%	06/26/2013	07/02/2013	16,829	(16,833)
	0.130%	06/25/2013	07/02/2013	5,411	(5,411)

					$(130,349)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $228,776 at a weighted average interest rate of 0.311%.
(3)	Payable for sale-buyback transactions includes $74 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $198,100 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	2.000%	06/19/2023	$27,100	$(1,681)	$(1,612)

(f)	Securities with an aggregate market value of $1,427 and cash of $170 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RYL	(1.730%	)	01/25/2034	$926	$231	$0	$231
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RYL	(0.700%	)	05/25/2033	2,500	109	0	109
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	1,000	62	0	62
LB-UBS Commercial Mortgage Trust % due 09/15/2040	JPM	(1.170%	)	09/15/2040	1,000	369	0	369
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	130	55	0	55
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	FBF	(3.375%	)	07/25/2032	328	147	33	114
Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033	122	5	0	5
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	2,000	356	0	356
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035	147	118	0	118
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	500	22	0	22

						$1,474	$33	$1,441

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	$1,000	$8	$(340)	$348
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GST	2.790%	01/25/2034	926	(223)	0	(223)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GST	3.150%	05/25/2033	2,500	18	0	18
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034	1,000	7	(330)	337
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035	250	(19)	(75)	56
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	866	(158)	(303)	145
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MYC	3.375%	07/25/2032	328	(146)	(39)	(107)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	348	(196)	0	(196)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	1.110%	12/25/2034	1,000	9	(320)	329
Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	486	(18)	(136)	118
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034	56	(22)	(23)	1
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034	0	0	0	0

					$(740)	$(1,566)	$826

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%	$3,000	$26	$(202)	$228

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE.AA.6-2 Index	DUB	0.170%	05/25/2046	$180	$(157)	$(72)	$(85)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037	5,189	(4,913)	(4,408)	(505)
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015	8,000	(24)	0	(24)

					$(5,094)	$(4,480)	$(614)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $5,885 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$6,764	$0	$6,764
Industrials	0	10,041	1,578	11,619
Municipal Bonds & Notes
Texas	0	1,063	0	1,063
West Virginia	0	3,065	0	3,065
U.S. Government Agencies	0	82,844	73	82,917
U.S. Treasury Obligations	0	196,427	0	196,427
Mortgage-Backed Securities	0	549,401	14,737	564,138
Asset-Backed Securities	0	334,970	1,085	336,055
Sovereign Issues	0	2,643	0	2,643
Short-Term Instruments
Repurchase Agreements	0	1,531	0	1,531
U.S. Treasury Bills	0	900	0	900
Central Funds Used for Cash Management Purposes	161	0	0	161
	$161	$1,189,649	$17,473	$1,207,283

Financial Derivative Instruments - Assets
Credit Contracts	0	3,021	0	3,021

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,140)	0	(1,140)
Interest Rate Contracts	0	(1,612)	0	(1,612)

	$0	$(2,752)	$0	$(2,752)

Totals	$161	$1,189,918	$17,473	$1,207,552

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,602	$0	$0	$0	$0	$(24)	$0	$0	$1,578	$(24)
U.S. Government Agencies	78	0	(5)	0	0	0	0	0	73	0
Mortgage-Backed Securities	903	0	(53)	(2)	(1)	0	13,890	0	14,737	(2)
Asset-Backed Securities	1,100	0	(12)	1	0	(4)	0	0	1,085	(5)

	$3,683	$0	$(70)	$(1)	$(1)	$(28)	$13,890	$0	$17,473	$(31)

Financial Derivative Instruments - Assets
Credit Contracts	362	0	0	0	0	(6)	0	(356)	0	0

Totals	$4,045	$0	$(70)	$(1)	$(1)	$(34)	$13,890	$(356)	$17,473	$(31)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,578	Third Party Vendor	Broker Quote	107.00
U.S. Government Agencies	73	Third Party Vendor	Broker Quote	100.47
Mortgage-Backed Securities	14,737	Benchmark Pricing	Base Price	78.03 - 101.13
Asset-Backed Securities	1,085	Benchmark Pricing	Base Price	85.00 - 103.00

Total	$17,473

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Developing Local Markets Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 58.3%
SOVEREIGN ISSUES 58.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	8,797	$3,960
10.000% due 01/01/2017		216,803	95,110
10.000% due 01/01/2021		5,285	2,263
10.000% due 01/01/2023		8,386	3,561

Total Brazil (Cost $121,401)			104,894

UNITED STATES 7.5%
ASSET-BACKED SECURITIES 0.8%
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034		$231	217
Bear Stearns Asset-Backed Securities Trust
1.193% due 10/25/2037		622	537
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045		51	38
Countrywide Asset-Backed Certificates
0.373% due 09/25/2036		54	54
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		3	1
0.313% due 07/25/2037		189	96
First NLC Trust
0.263% due 08/25/2037		200	98
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		4	2
GSAMP Trust
0.263% due 12/25/2036		10	5
Home Equity Asset Trust
0.253% due 05/25/2037		1	1
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		3	1
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047		42	39
0.273% due 08/25/2036		2	1
0.303% due 08/25/2036		274	147
Lehman ABS Mortgage Loan Trust
0.283% due 06/25/2037		55	30
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		62	58
MASTR Asset-Backed Securities Trust
0.273% due 05/25/2037		2	2
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037		11	3
Morgan Stanley ABS Capital, Inc.
0.253% due 05/25/2037		19	10
New Century Home Equity Loan Trust
0.373% due 05/25/2036		46	27
Popular ABS Mortgage Pass-Through Trust
0.283% due 06/25/2047 ^		42	38
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		39	12
0.273% due 11/25/2036 ^		19	6
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		7	3

			1,426

MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		188	168
American Home Mortgage Investment Trust
1.914% due 09/25/2045		29	29
Banc of America Funding Corp.
5.630% due 01/20/2047 ^		233	178
Banc of America Mortgage Trust
2.657% due 07/25/2034		71	70
Bear Stearns Adjustable Rate Mortgage Trust
2.875% due 04/25/2034		65	63
2.878% due 05/25/2047 ^		79	63
2.982% due 02/25/2034		177	173
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		34	33
2.491% due 01/25/2036 ^		449	305

Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036	1,127	855
2.653% due 12/26/2046	633	444
Chase Mortgage Finance Trust
2.676% due 03/25/2037	33	29
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035	113	112
2.703% due 08/25/2035	152	83
2.833% due 07/25/2046 ^	33	25
Credit Suisse First Boston Mortgage Securities Corp.
2.341% due 06/25/2033	309	300
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035	188	181
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033	204	201
GSR Mortgage Loan Trust
2.796% due 01/25/2036 ^	38	34
Harborview Mortgage Loan Trust
2.853% due 07/19/2035	357	332
5.162% due 08/19/2036 ^	8	7
IndyMac Mortgage Loan Trust
2.566% due 12/25/2034	138	132
Luminent Mortgage Trust
0.373% due 12/25/2036	32	23
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	1,044	907
0.443% due 11/25/2035	149	138
1.193% due 10/25/2035	245	242
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^	27	22
Provident Funding Mortgage Loan Trust
2.503% due 08/25/2033	112	112
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^	230	184
Sequoia Mortgage Trust
2.549% due 01/20/2047	17	14
2.652% due 04/20/2035	170	168
Structured Adjustable Rate Mortgage Loan Trust
2.608% due 01/25/2035	230	211
2.609% due 08/25/2035	137	126
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035	1,005	966
WaMu Mortgage Pass-Through Certificates
2.144% due 04/25/2037	21	16
2.386% due 12/25/2036 ^	19	16
2.449% due 06/25/2033	105	104
2.475% due 12/25/2036 ^	62	53
2.558% due 03/25/2034	151	149
2.658% due 09/25/2036 ^	27	22
4.480% due 05/25/2037 ^	41	34
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 07/25/2036 ^	43	38

		7,362

U.S. GOVERNMENT AGENCIES 2.6%
Freddie Mac
0.473% due 09/25/2031	138	128
5.000% due 07/15/2014 (d)	4,400	4,618

		4,746

Total United States (Cost $15,056)		13,534

SHORT-TERM INSTRUMENTS 34.9%
REPURCHASE AGREEMENTS (c) 0.2%		329

U.S. TREASURY BILLS 5.1%
0.080% due 08/15/2013 - 05/29/2014 (a)(d)	9,171	9,166

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 29.6%
PIMCO Short-Term Floating NAV Portfolio	5,320,185	53,234

Total Short-Term Instruments (Cost $62,732)		62,729

Total Investments 100.7% (Cost $199,189)		$181,157
Other Assets and Liabilities (Net) (0.7%)		(1,213)

Net Assets 100.0%		$179,944

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$329	Fannie Mae 2.200% due 10/17/2022	$(336)	$329	$329

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $643 at a weighted average interest rate of 0.120%.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	1,963		$1,921	WST	$127	$0	$127
07/2013	HKD	13,191		1,701	BRC	0	0	0
07/2013	IDR	14,589,500		1,478	BRC	22	0	22
07/2013	JPY	3,719,896		37,637	BPS	129	0	129
07/2013	MYR	25,883		8,058	SCX	0	(109)	(109)
07/2013		$1,700	HKD	13,191	HUS	1	0	1
07/2013		1,484	IDR	14,589,500	JPM	0	(28)	(28)
07/2013		19,562	JPY	1,859,948	CBK	0	(808)	(808)
07/2013		20,830		2,033,537	GLM	0	(325)	(325)
07/2013		19,562		1,859,948	JPM	0	(808)	(808)
07/2013		8,500	MYR	25,883	FBF	0	(333)	(333)
08/2013	BRL	6,000		$2,748	BOA	77	0	77
08/2013		6,543		3,000	BPS	88	0	88
08/2013		8,117		3,750	BRC	138	0	138
08/2013		97,992		48,229	UAG	4,620	0	4,620
08/2013	IDR	32,415,900		3,273	UAG	91	0	91
08/2013	JPY	1,859,948		19,565	CBK	808	0	808
08/2013		1,859,948		19,564	JPM	808	0	808
08/2013		$48,474	BRL	106,109	MSC	0	(1,252)	(1,252)
08/2013		1,684	CHF	1,573	BPS	0	(18)	(18)
08/2013		3,300	IDR	32,415,900	CBK	0	(118)	(118)
09/2013	BRL	106,109		$48,174	MSC	1,222	0	1,222
09/2013	CAD	4,703		4,480	BPS	17	0	17
09/2013	EUR	8,124		10,811	CBK	232	0	232
09/2013	GBP	6,980		10,711	HUS	101	0	101
09/2013	MXN	64,205		5,000	BRC	79	0	79
09/2013		31,891		2,500	JPM	56	0	56
09/2013		1,345,857		103,567	MSC	413	0	413
09/2013		$4,528	CAD	4,620	CBK	0	(144)	(144)
09/2013		10,770	EUR	8,085	BRC	0	(243)	(243)
09/2013		160	GBP	104	GLM	0	(3)	(3)
09/2013		10,770		6,887	UAG	0	(300)	(300)
09/2013		82,662	MXN	1,041,882	HUS	0	(2,807)	(2,807)
09/2013		24,442		309,098	MSC	0	(751)	(751)
10/2013		1,701	HKD	13,191	BRC	0	0	0
10/2013		96,323	MXN	1,254,885	MSC	0	(390)	(390)
10/2013		8,017	MYR	25,883	SCX	83	0	83

						$9,112	$(8,437)	$675

OTC Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	4,000	$33	$0	$33
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		2,550	22	0	22
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		2,550	22	0	22

							$77	$0	$77

(d)	Securities with an aggregate market value of $4,249 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Brazil
Sovereign Issues	$0	$104,894	$0	$104,894
United States
Asset-Backed Securities	0	1,426	0	1,426
Mortgage-Backed Securities	0	7,362	0	7,362
U.S. Government Agencies	0	4,746	0	4,746
Short-Term Instruments
Repurchase Agreements	0	329	0	329
U.S. Treasury Bills	0	9,166	0	9,166
Central Funds Used for Cash Management Purposes	53,234	0	0	53,234
	$53,234	$127,923	$0	$181,157

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	9,112	0	9,112
Interest Rate Contracts	0	77	0	77
	$0	$9,189	$0	$9,189

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(8,437)	$0	$(8,437)

Totals	$53,234	$128,675	$0	$181,909

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 0.6%
CORPORATE BONDS & NOTES 0.6%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$600	$626
7.875% due 06/10/2019		5,000	6,162

Total Bermuda (Cost $6,343)			6,788

BRAZIL 28.2%
CORPORATE BONDS & NOTES 6.5%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	6,800	9,061
Braskem Finance Ltd.
5.750% due 04/15/2021		$2,400	2,352
7.250% due 06/05/2018 (d)		1,500	1,650
CSN Islands Corp.
6.875% due 09/21/2019		10,000	10,150
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,000
Petrobras Global Finance BV
2.414% due 01/15/2019		2,300	2,260
3.000% due 01/15/2019		1,800	1,676
Petrobras International Finance Co.
5.750% due 01/20/2020		15,149	15,830
5.875% due 03/01/2018		10,000	10,808
7.875% due 03/15/2019		15,810	18,354
Vale Overseas Ltd.
6.250% due 01/23/2017		260	292

			73,433

SOVEREIGN ISSUES 21.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	89,900	28,057
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		352,865	154,799
10.000% due 01/01/2021		8,515	3,646
10.000% due 01/01/2023		135,719	57,639

			244,141

Total Brazil (Cost $348,855)			317,574

CAYMAN ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,243
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		4,300	4,850

Total Cayman Islands (Cost $6,869)			7,093

CHILE 0.7%
CORPORATE BONDS & NOTES 0.7%
Corp. Nacional del Cobre de Chile
3.750% due 11/04/2020		$7,750	7,577

Total Chile (Cost $7,410)			7,577

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$7,500	7,858
CNPC General Capital Ltd.
3.400% due 04/16/2023		500	460

Total Hong Kong (Cost $8,317)			8,318

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank of India
4.750% due 09/30/2015		$925	955
State Bank of India
4.500% due 07/27/2015		5,400	5,630

Total India (Cost $6,424)			6,585

INDONESIA 0.4%
SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond
6.625% due 02/17/2037		$4,000	4,375
10.375% due 05/04/2014		500	535

Total Indonesia (Cost $5,208)			4,910

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	103
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		4,300	4,569
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	208

Total Ireland (Cost $4,709)			4,880

KAZAKHSTAN 0.6%
CORPORATE BONDS & NOTES 0.6%
KazMunayGas National Co. JSC
8.375% due 07/02/2013		$5,000	5,000
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		1,257	1,293

Total Kazakhstan (Cost $6,286)			6,293

LUXEMBOURG 0.9%
CORPORATE BONDS & NOTES 0.9%
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$98	99
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	320
7.750% due 05/29/2018		8,400	9,429
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	531

Total Luxembourg (Cost $9,980)			10,379

MEXICO 17.2%
CORPORATE BONDS & NOTES 2.5%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,263
5.000% due 03/30/2020		5,000	5,389
6.375% due 03/01/2035		5,000	5,613
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,055
6.750% due 09/30/2022		2,000	2,165
Petroleos Mexicanos
8.000% due 05/03/2019		8,000	9,720
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	840

			28,045

SOVEREIGN ISSUES 14.7%
Mexico Government International Bond
5.000% due 06/15/2017		253,500	19,640
6.250% due 06/16/2016		347,200	28,162
6.500% due 06/10/2021		435,000	35,565
6.750% due 09/27/2034		$263	312
8.000% due 12/19/2013	MXN	450,000	35,419
8.500% due 12/13/2018		470	42
9.500% due 12/18/2014		1,155	96
10.000% due 12/05/2024		441,000	45,974

			165,210

Total Mexico (Cost $184,628)			193,255

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$5,000	5,310

Total Netherlands (Cost $5,333)			5,310

PANAMA 0.6%
SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		$100	117
7.250% due 03/15/2015		6,000	6,570

Total Panama (Cost $6,390)			6,687

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,481
8.750% due 11/21/2033		$100	146

Total Peru (Cost $1,627)			1,627

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	31

Total Poland (Cost $29)			31

QATAR 0.3%
SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		$200	208
6.550% due 04/09/2019		2,400	2,868

Total Qatar (Cost $2,949)			3,076

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
12.750% due 06/24/2028		$100	174

Total Russia (Cost $167)			174

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 1.0%
Temasek Financial Ltd.
4.300% due 10/25/2019		$10,000	10,827

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	58

Total Singapore (Cost $9,996)			10,885

SOUTH KOREA 4.2%
CORPORATE BONDS & NOTES 3.1%
Export-Import Bank of Korea
4.000% due 01/29/2021		$14,000	13,947
5.125% due 06/29/2020		3,500	3,721
Industrial Bank of Korea
3.750% due 09/29/2016		380	400
Korea Development Bank
3.875% due 05/04/2017		3,000	3,088

Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,600	2,541
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,364
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		600	537
6.250% due 06/17/2014		2,590	2,709
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		2,000	2,002

			34,309

SOVEREIGN ISSUES 1.1%
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,100	12,793

Total South Korea (Cost $46,262)			47,102

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$3,557	3,885

Total United Arab Emirates (Cost $3,775)			3,885

UNITED STATES 3.2%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.493% due 03/25/2037		$472	279
Morgan Stanley Mortgage Loan Trust
0.553% due 04/25/2037		433	221

			500

CORPORATE BONDS & NOTES 2.1%
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	647
8.625% due 05/22/2068		400	717
Bank of America N.A.
0.553% due 06/15/2016		$900	869
Gerdau Holdings, Inc.
7.000% due 01/20/2020		16,800	17,808
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,764
SLM Corp.
5.375% due 05/15/2014		200	204
Wachovia Corp.
5.750% due 02/01/2018		900	1,037

			24,046

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^		49	42
Bear Stearns Adjustable Rate Mortgage Trust
2.600% due 03/25/2035		2,654	2,627
Chase Mortgage Finance Trust
2.676% due 03/25/2037		99	87
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034		19	19
2.833% due 07/25/2046 ^		66	51
Countrywide Home Loan Mortgage Pass-Through Trust
3.080% due 09/25/2047 ^		41	33
5.029% due 10/20/2035		319	260
Harborview Mortgage Loan Trust
5.162% due 08/19/2036 ^		33	27
Luminent Mortgage Trust
0.373% due 12/25/2036		64	46
MASTR Adjustable Rate Mortgages Trust
0.433% due 05/25/2037		262	176
Merrill Lynch Alternative Note Asset Trust
0.493% due 03/25/2037		455	190
2.854% due 06/25/2037 ^		347	222
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^		90	72
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,000	1,118
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		26	24
Sequoia Mortgage Trust
2.549% due 01/20/2047		42	35

WaMu Mortgage Pass-Through Certificates
2.088% due 01/25/2037 ^		78	62
2.144% due 04/25/2037		52	40
2.386% due 12/25/2036 ^		48	40
2.475% due 12/25/2036 ^		186	158
2.658% due 09/25/2036 ^		91	74
4.480% due 05/25/2037 ^		124	100

			5,503

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
5.000% due 01/30/2014 (e)(f)		400	411
5.000% due 07/15/2014 (f)		2,100	2,204

			2,615

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
0.250% due 01/31/2014 (e)		105	105
0.750% due 06/15/2014 (e)(f)		3,500	3,519

			3,624

Total United States (Cost $34,124)			36,288

VIRGIN ISLANDS (BRITISH) 3.1%
CORPORATE BONDS & NOTES 3.1%
CNPC General Capital Ltd.
1.450% due 04/16/2016		$1,500	1,483
Gerdau Trade, Inc.
5.750% due 01/30/2021		6,700	6,633
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,000	5,450
TNK-BP Finance S.A.
6.625% due 03/20/2017		11,710	12,764
7.500% due 07/18/2016		2,900	3,230
7.875% due 03/13/2018		5,000	5,712

Total Virgin Islands (British) (Cost $33,755)			35,272

SHORT-TERM INSTRUMENTS 40.7%
REPURCHASE AGREEMENTS (c) 0.8%			8,837

MALAYSIA TREASURY BILLS 2.2%
2.985% due 10/08/2013	MYR	78,000	24,491
MEXICO TREASURY BILLS 6.0%
4.006% due 09/19/2013 - 11/14/2013 (a)	MXN	886,500	67,613

U.S. TREASURY BILLS 1.6%
0.118% due 08/15/2013 - 06/26/2014 (a)(e)(f)		$17,705	17,686

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 30.1%
PIMCO Short-Term Floating NAV Portfolio		33,774,240	337,945

Total Short-Term Instruments (Cost $459,418)			456,572

Total Investments 105.1% (Cost $1,198,854)			$1,180,561
Other Assets and Liabilities (Net) (5.1%)			(57,240)

Net Assets 100.0%			$1,123,321

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

BORROWINGS	AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
MSC	0.200%	06/28/2013	07/01/2013	$8,200	U.S. Treasury Bonds 3.500% due 02/15/2039	$(8,485)	$8,200	$8,200
SSB	0.010%	06/28/2013	07/01/2013	637	Fannie Mae 2.200% due 10/17/2022	(652)	637	637

						$(9,137)	$8,837	$8,837

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	05/28/2013	05/24/2015	$1,786	$(1,784)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,863 at a weighted average interest rate of (0.794%).

(d)	Securities with an aggregate market value of $1,650 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	14	$50

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	1.500%	06/19/2020	$38,000	$1,575	$1,587
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	25,600	1,588	1,171

					$3,163	$2,758

(e)	Securities with an aggregate market value of $466 and cash of $1,763 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	HKD	3,881		$500	CBK	$0	$0	$0
07/2013		14,482		1,867	JPM	0	0	0
07/2013	IDR	1,483,500		150	BRC	2	0	2
07/2013	MYR	98,206		31,543	DUB	555	0	555
07/2013	$	1,000	HKD	7,760	GLM	1	0	1
07/2013		1,367		10,604	HUS	1	0	1
07/2013		150	IDR	1,483,500	JPM	0	(2)	(2)
07/2013		24,203	MYR	76,590	CBK	0	(35)	(35)
07/2013		6,600		20,097	FBF	0	(259)	(259)
07/2013		500		1,519	JPM	0	(21)	(21)
08/2013	BRL	8,117		$3,750	BRC	138	0	138
08/2013		8,490		4,000	HUS	222	0	222
08/2013		46,901		21,286	JPM	414	0	414
08/2013		15,604		7,011	MSC	67	0	67
08/2013		350,783		172,646	UAG	16,538	0	16,538
08/2013	IDR	32,415,900		3,273	UAG	91	0	91
08/2013	$	1,741	BRL	3,536	FBF	0	(167)	(167)
08/2013		101,874		222,326	MSC	0	(2,933)	(2,933)
08/2013		3,300	IDR	32,415,900	CBK	0	(118)	(118)
08/2013		248	PLN	786	GLM	0	(12)	(12)
09/2013	BRL	212,290		$96,382	MSC	2,445	0	2,445
09/2013	GBP	812		1,262	BPS	27	0	27
09/2013	MXN	64,205		5,000	BRC	79	0	79
09/2013		128,570		10,000	HUS	146	0	146
09/2013		160,651		12,500	JPM	187	0	187
09/2013		183,897		14,000	MSC	0	(95)	(95)
09/2013	$	2,476	MXN	31,121	HUS	0	(90)	(90)
09/2013		25,752		317,962	JPM	0	(1,382)	(1,382)
10/2013	MXN	490,208		$39,120	BOA	1,597	0	1,597
10/2013	MYR	76,590		24,080	CBK	113	0	113
10/2013	PEN	8,480		3,275	FBF	251	0	251
10/2013	$	1,868	HKD	14,482	JPM	0	0	0
10/2013		1,641	PEN	4,240	FBF	0	(130)	(130)
11/2013	MXN	245,965		$18,903	MSC	142	0	142
12/2013		459,611		34,684	HUS	0	(270)	(270)

						$23,016	$(5,514)	$17,502

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%	$25,000	$(116)	$64	$(180)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.526%	8,000	(140)	(411)	271
Brazil Government International Bond	BRC	1.000%	06/20/2021	2.149%	20,000	(1,579)	(967)	(612)
Brazil Government International Bond	CBK	1.000%	06/20/2021	2.149%	10,000	(789)	(456)	(333)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%	21,000	(98)	108	(206)
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.526%	7,000	(122)	(356)	234
Brazil Government International Bond	DUB	1.000%	09/20/2021	2.164%	5,000	(410)	(241)	(169)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.252%	10,000	(46)	28	(74)
Brazil Government International Bond	JPM	1.000%	09/20/2021	2.164%	6,000	(491)	(265)	(226)
China Government International Bond	BOA	1.000%	06/20/2016	0.708%	5,000	45	89	(44)
China Government International Bond	CBK	1.000%	12/20/2016	0.805%	6,000	42	(248)	290
China Government International Bond	CBK	1.000%	09/20/2021	1.512%	5,000	(183)	(121)	(62)
China Government International Bond	DUB	1.000%	09/20/2021	1.512%	18,500	(676)	(931)	255
Gazprom Via Gaz Capital S.A.	FBF	1.580%	06/20/2016	2.051%	5,000	(66)	0	(66)
Gazprom Via Gaz Capital S.A.	GST	1.000%	03/20/2015	1.678%	50,000	(566)	(2,678)	2,112
Gazprom Via Gaz Capital S.A.	MYC	1.390%	05/20/2016	2.031%	1,700	(28)	0	(28)
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.371%	2,600	85	0	85
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.909%	3,225	6	(123)	129
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.171%	20,000	(86)	(258)	172
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.909%	3,225	6	(130)	136
Mexico Government International Bond	BRC	1.000%	09/20/2017	1.113%	25,000	(108)	(260)	152
Mexico Government International Bond	CBK	1.000%	12/20/2016	0.994%	20,000	10	(512)	522
Mexico Government International Bond	CBK	1.000%	03/20/2018	1.232%	25,000	(256)	(37)	(219)
Mexico Government International Bond	MYC	1.000%	03/20/2018	1.232%	15,000	(153)	(22)	(131)
Venezuela Government International Bond	BPS	5.000%	03/20/2015	9.484%	1,000	(70)	(11)	(59)

						$(5,789)	$(7,738)	$1,949

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,200	$33	$149	$(116)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	25,000	689	3,150	(2,461)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	12,700	350	1,581	(1,231)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	1,300	35	162	(127)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	66,500	1,832	8,363	(6,531)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	25,000	1,000	3,538	(2,538)
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016	20,000	1,192	1,686	(494)

					$5,131	$18,629	$(13,498)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC	BRL	397,500	$(7,683)	$(42)	$(7,641)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		128,500	(2,649)	(232)	(2,417)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		8,000	(149)	5	(154)
Pay	1-Year BRL-CDI	8.940%	01/02/2017	BOA		4,000	(74)	1	(75)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		35,000	(577)	89	(666)
Pay	3-Month MYR-KLIBOR	3.290%	05/07/2018	JPM	MYR	53,000	(225)	0	(225)
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	38,000	316	0	316
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		5,700	49	0	49
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		5,700	49	0	49
Pay	28-Day MXN-TIIE	8.720%	09/05/2016	CBK		3,000	25	7	18
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		200,000	241	(44)	285
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		475,000	572	85	487
Pay	28-Day MXN-TIIE	8.865%	09/12/2016	GLM		45,000	396	0	396
Pay	28-Day MXN-TIIE	8.850%	09/21/2016	JPM		80,000	721	0	721
Pay	28-Day MXN-TIIE	8.900%	09/22/2016	CBK		52,250	477	0	477
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		280,000	44	41	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		650,000	104	50	54
Pay	28-Day MXN-TIIE	5.000%	09/06/2019	BRC		130,000	(545)	(113)	(432)
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		165,000	(521)	(71)	(450)
Pay	28-Day MXN-TIIE	5.000%	02/24/2020	DUB		250,000	(1,222)	17	(1,239)
Pay	28-Day MXN-TIIE	5.000%	02/24/2020	HUS		74,000	(361)	22	(383)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		225,000	376	286	90
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		217,000	(874)	181	(1,055)

							$(11,510)	$282	$11,792)

(f)	Securities with an aggregate market value of $17,600 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$6,788	$0	$6,788
Brazil
Corporate Bonds & Notes	0	73,433	0	73,433
Sovereign Issues	0	244,141	0	244,141
Cayman Islands
Corporate Bonds & Notes	0	7,093	0	7,093
Chile
Corporate Bonds & Notes	0	7,577	0	7,577
Hong Kong
Corporate Bonds & Notes	0	8,318	0	8,318
India
Corporate Bonds & Notes	0	6,585	0	6,585
Indonesia
Sovereign Issues	0	4,910	0	4,910
Ireland
Corporate Bonds & Notes	0	4,880	0	4,880
Kazakhstan
Corporate Bonds & Notes	0	6,293	0	6,293
Luxembourg
Corporate Bonds & Notes	0	10,379	0	10,379
Mexico
Corporate Bonds & Notes	0	28,045	0	28,045
Sovereign Issues	0	165,210	0	165,210
Netherlands
Corporate Bonds & Notes	0	5,310	0	5,310
Panama
Sovereign Issues	0	6,687	0	6,687
Peru
Sovereign Issues	0	1,627	0	1,627
Poland
Sovereign Issues	0	31	0	31
Qatar
Sovereign Issues	0	3,076	0	3,076
Russia
Sovereign Issues	0	174	0	174
Singapore
Corporate Bonds & Notes	0	10,827	0	10,827
Sovereign Issues	0	58	0	58
South Korea
Corporate Bonds & Notes	0	34,309	0	34,309
Sovereign Issues	0	12,793	0	12,793
United Arab Emirates
Corporate Bonds & Notes	0	3,885	0	3,885
United States
Asset-Backed Securities	0	500	0	500
Corporate Bonds & Notes	0	24,046	0	24,046
Mortgage-Backed Securities	0	5,503	0	5,503
U.S. Government Agencies	0	2,615	0	2,615
U.S. Treasury Obligations	0	3,624	0	3,624
Virgin Islands (British)
Corporate Bonds & Notes	0	35,272	0	35,272
Short-Term Instruments
Repurchase Agreements	0	8,837	0	8,837
Mexico Treasury Bills	0	67,613	0	67,613
U.S. Treasury Bills	0	17,686	0	17,686
Central Funds Used for Cash Management Purposes	337,945	0	0	337,945
Malaysia Treasury Bills	0	24,491	0	24,491
	$337,945	$842,616	$0	$1,180,561

Financial Derivative Instruments - Assets
Credit Contracts	0	4,358	0	4,358
Foreign Exchange Contracts	0	23,016	0	23,016
Interest Rate Contracts	50	5,703	0	5,753
	$50	$33,077	$0	$33,127

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(15,907)	0	(15,907)
Foreign Exchange Contracts	0	(5,514)	0	(5,514)
Interest Rate Contracts	0	(14,737)	0	(14,737)

	$0	$(36,158)	$0	$(36,158)

Totals	$337,995	$839,535	$0	$1,177,530

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategy Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 102.7%
REPURCHASE AGREEMENTS (c) 0.6%		$118

U.S. TREASURY BILLS 1.7%
0.122% due 05/01/2014 - 05/29/2014 (a)(d)	$300	300

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 100.4%
PIMCO Short-Term Floating NAV Portfolio	1,836,126	18,372

Total Short-Term Instruments (Cost $18,791)		18,790

Total Investments 102.7% (Cost $18,791)		$18,790
Other Assets and Liabilities (Net) (2.7%)		(498)

Net Assets 100.0%		$18,292

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$118	Fannie Mae 2.200% due 10/17/2022	$(125)	$118	$118

(1)	Includes accrued interest.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	3,200		$3,026	HUS	$100	$0	$100
07/2013		4,900		4,659	JPM	179	0	179
07/2013		1,600		1,532	RYL	70	0	70
07/2013	BRL	2,148		983	BOA	21	0	21
07/2013		6,205		2,840	GLM	63	0	63
07/2013		2,148		983	UAG	21	0	21
07/2013	CAD	1,224		1,204	BOA	41	0	41
07/2013		1,968		1,931	BRC	60	0	60
07/2013	EUR	1,850		2,419	BRC	11	0	11
07/2013		1,850		2,419	CBK	11	0	11
07/2013		1,100		1,463	DUB	31	0	31
07/2013		1,100		1,463	HUS	31	0	31
07/2013	GBP	2,000		3,035	BOA	0	(7)	(7)
07/2013		1,600		2,473	BPS	40	0	40
07/2013		950		1,489	BRC	44	0	44
07/2013		3,600		5,508	CBK	39	(7)	32
07/2013		950		1,489	JPM	44	0	44
07/2013	JPY	233,115		2,400	BRC	49	0	49
07/2013		252,675		2,500	FBF	0	(48)	(48)
07/2013		252,676		2,500	RYL	0	(48)	(48)
07/2013		233,116		2,400	UAG	49	0	49
07/2013	NOK	17,226		2,995	BPS	160	0	160
07/2013		10,060		1,750	CBK	94	0	94
07/2013		10,060		1,750	FBF	94	0	94
07/2013		16,649		2,900	JPM	159	0	159
07/2013	RUB	58,473		1,835	CBK	57	0	57
07/2013		93,380		2,905	JPM	63	0	63
07/2013		$1,740	AUD	1,850	CBK	0	(49)	(49)
07/2013		4,633		4,850	JPM	0	(198)	(198)
07/2013		2,892		3,000	UAG	0	(149)	(149)
07/2013		1,000	BRL	2,148	BOA	0	(37)	(37)
07/2013		1,450		3,102	JPM	0	(62)	(62)
07/2013		2,450		5,250	UAG	0	(99)	(99)
07/2013		1,550	CAD	1,596	CBK	0	(33)	(33)
07/2013		950		984	DUB	0	(14)	(14)
07/2013		600		612	MSC	0	(18)	(18)
07/2013		1,509	EUR	1,150	BRC	0	(12)	(12)
07/2013		1,601		1,200	CBK	0	(40)	(40)
07/2013		1,335		1,000	DUB	0	(33)	(33)
07/2013		3,346		2,550	GLM	0	(27)	(27)
07/2013		1,954	GBP	1,270	BRC	0	(23)	(23)
07/2013		2,970		1,930	CBK	0	(35)	(35)
07/2013		1,414		900	FBF	0	(46)	(46)
07/2013		1,571		1,000	HUS	0	(51)	(51)
07/2013		2,502	JPY	238,083	BRC	0	(101)	(101)
07/2013		2,400		228,149	CBK	0	(100)	(100)
07/2013		1,000	MXN	12,850	DUB	0	(8)	(8)
07/2013		1,000		12,850	MSC	0	(8)	(8)
07/2013		1,750	NOK	10,092	BOA	0	(89)	(89)
07/2013		4,650		26,998	HUS	0	(206)	(206)
07/2013		2,900		16,906	JPM	0	(117)	(117)
07/2013		900	RUB	29,237	CBK	0	(11)	(11)
07/2013		2,350		75,927	DUB	0	(40)	(40)
07/2013		1,450		46,690	JPM	0	(29)	(29)

						$1,531	$(1,745)	$(214)

(d)	Securities with an aggregate market value of $300 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Short-Term Instruments
Repurchase Agreements	$0	$118	$0	$118
U.S. Treasury Bills	0	300	0	300
Central Funds Used for Cash Management Purposes	18,372	0	0	18,372
	$18,372	$418	$0	$18,790

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$1,531	$0	$1,531

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(1,745)	$0	$(1,745)

Totals	$18,372	$204	$0	$18,576

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 11.5%
Ancestry.com, Inc.
4.250% due 05/15/2018		$808	$808
5.250% due 12/28/2018		2,872	2,869
Dell, Inc.
5.000% - 6.250% due 11/06/2013		9,000	8,976
FGI Operating Co. LLC
5.500% due 04/19/2019		7,960	7,990
First Data Corp.
4.193% due 09/24/2018		750	732
H.J. Heinz Co.
3.500% due 06/05/2020		7,500	7,509
Health Management Associates, Inc.
3.500% due 11/18/2018		873	873
Neiman Marcus Group, Inc.
4.000% due 05/16/2018		2,750	2,745
Ocwen Financial Corp.
5.000% due 02/15/2018		748	754
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018		887	890
Quintiles Transnational Corp.
4.500% due 06/08/2018		4,363	4,374
Springleaf Financial Funding Co.
5.500% due 05/10/2017		11,641	11,671
Valeant Pharmaceuticals International, Inc.
4.500% due 06/24/2020		5,000	4,998
Vodafone Americas Finance, Inc.
6.250% due 07/11/2016		5,156	5,246
6.875% due 08/11/2015		2,215	2,281
Walter Investment Management Corp.
5.750% due 11/28/2017		3,462	3,486
WP Prism, Inc.
6.250% due 05/31/2018		2,500	2,503

Total Bank Loan Obligations (Cost $67,341)			68,705

CORPORATE BONDS & NOTES 94.3%
BANKING & FINANCE 29.9%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,250	1,263
AGFC Capital Trust
6.000% due 01/15/2067 (j)		11,500	8,740
Ally Financial, Inc.
3.475% due 02/11/2014		4,130	4,162
4.625% due 06/26/2015		225	231
6.250% due 01/15/2019		761	762
6.500% due 03/15/2016		379	379
6.500% due 11/15/2018		578	564
6.750% due 12/01/2014 (j)		5,000	5,281
7.000% due 11/15/2024		265	263
7.250% due 09/15/2017 (j)		2,300	2,289
7.250% due 09/15/2017		550	550
7.500% due 09/15/2020 (j)		1,950	2,255
8.300% due 02/12/2015 (j)		5,300	5,724
Arrow Global Finance PLC
7.875% due 03/01/2020	GBP	400	595
Bank One Capital
8.750% due 09/01/2030 (j)		$250	335
Boats Investments Netherlands BV
11.000% due 03/31/2017 (b)	EUR	5,752	3,254
Caisse Centrale du Credit Immobilier de France S.A.
3.750% due 01/22/2015		3,450	4,576
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$300	303
Checkout Holding Corp.
0.000% due 11/15/2015		375	295
CIT Group, Inc.
4.250% due 08/15/2017		3,925	3,959
5.000% due 05/15/2017 (j)		6,350	6,517
5.000% due 08/15/2022		900	897
Co-Operative Group Ltd.
5.875% due 12/18/2013	GBP	64	98
Columbus International, Inc.
11.500% due 11/20/2014		$500	541
E*TRADE Financial Corp.
6.375% due 11/15/2019		1,500	1,530

Eksportfinans ASA
2.000% due 09/15/2015		150	145
5.500% due 05/25/2016		525	550
5.500% due 06/26/2017		5,850	6,084
Fidelity & Guaranty Life Holdings, Inc.
6.375% due 04/01/2021		1,175	1,146
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		875	955
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	6,943
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	1,350	1,884
HBOS PLC
6.750% due 05/21/2018		$220	234
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		653	75
Hub International Ltd.
8.125% due 10/15/2018		1,200	1,254
International Lease Finance Corp.
7.125% due 09/01/2018		1,275	1,415
Jefferies Finance LLC
7.375% due 04/01/2020		600	585
LBG Capital PLC
6.385% due 05/12/2020	EUR	2,000	2,579
6.439% due 05/23/2020		1,000	1,290
7.375% due 03/12/2020		50	66
7.625% due 12/09/2019	GBP	538	829
7.875% due 11/01/2020		$250	261
15.000% due 12/21/2019	EUR	1,100	2,007
Milestone Aviation Group LLC
8.625% due 12/15/2017		$750	782
Nationstar Mortgage LLC
7.875% due 10/01/2020		675	719
9.625% due 05/01/2019		3,550	3,994
Nuveen Investments, Inc.
9.125% due 10/15/2017		2,000	2,015
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (j)		3,850	4,071
Oxford Finance LLC
7.250% due 01/15/2018		625	653
Patriot Merger Corp.
9.000% due 07/15/2021 (a)		3,000	2,947
Provident Funding Associates LP
10.125% due 02/15/2019 (j)		13,975	15,512
10.250% due 04/15/2017		10,500	11,835
Regions Financial Corp.
7.375% due 12/10/2037		2,775	3,122
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		554	601
SLM Corp.
0.576% due 01/27/2014		500	496
5.500% due 01/25/2023		675	646
5.625% due 08/01/2033 (j)		3,000	2,505
8.450% due 06/15/2018		6,100	6,801
Springleaf Finance Corp.
5.400% due 12/01/2015 (j)		1,794	1,798
6.900% due 12/15/2017		200	197
Stone Street Trust
5.902% due 12/15/2015 (j)		1,000	1,075
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	2,210
10.500% due 02/15/2019		300	470
Virgin Media Secured Finance PLC
5.250% due 01/15/2021 (j)		$4,850	4,856
5.500% due 01/15/2021	GBP	18,370	27,381

			178,351

INDUSTRIALS 52.7%
Aguila S.A.
7.875% due 01/31/2018		$1,350	1,397
Air Canada Pass-Through Trust
4.125% due 11/15/2026		100	100
5.375% due 11/15/2022		200	200
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,645	2,870
Alere, Inc.
6.500% due 06/15/2020		2,500	2,434
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,552
Alliance One International, Inc.
10.000% due 07/15/2016		4,350	4,470
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (b)		1,400	1,442
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,370	1,442
10.375% due 01/02/2021		654	693

Ancestry.com, Inc.
11.000% due 12/15/2020		4,000	4,440
Antero Resources Finance Corp.
7.250% due 08/01/2019		600	629
Avaya, Inc.
7.000% due 04/01/2019		2,050	1,860
Aviation Capital Group Corp.
7.125% due 10/15/2020		9,225	10,070
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (j)		5,670	5,925
Basell Finance Co. BV
8.100% due 03/15/2027 (j)		2,750	3,487
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	447
Berry Plastics Corp.
9.500% due 05/15/2018		2,300	2,513
9.750% due 01/15/2021		1,925	2,185
Biomet, Inc.
6.500% due 08/01/2020		2,475	2,563
Cablevision Systems Corp.
8.000% due 04/15/2020		175	192
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,451
Catalina Marketing Corp.
10.500% due 10/01/2015		2,625	2,664
Cemex S.A.B. de C.V.
9.000% due 01/11/2018 (j)		5,425	5,723
9.500% due 06/15/2018 (j)		3,500	3,797
Chemtura Corp.
7.875% due 09/01/2018		725	788
Citgo Petroleum Corp.
11.500% due 07/01/2017		2,565	2,860
CityCenter Holdings LLC
10.750% due 01/15/2017		770	833
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,700	1,758
CMA CGM S.A.
8.875% due 04/15/2019	EUR	1,500	1,783
Coeur Mining, Inc.
7.875% due 02/01/2021		$1,400	1,386
Columbus International, Inc.
11.500% due 11/20/2014		9,250	10,013
CommScope, Inc.
8.250% due 01/15/2019		625	670
Community Health Systems, Inc.
8.000% due 11/15/2019		3,000	3,206
Constellation Brands, Inc.
6.000% due 05/01/2022		875	943
Conti-Gummi Finance BV
7.500% due 09/15/2017	EUR	2,000	2,721
Continental Rubber Of America Corp.
4.500% due 09/15/2019		$625	647
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,449
Cooper-Standard Holding, Inc.
7.375% due 04/01/2018		750	748
CSC Holdings LLC
6.750% due 11/15/2021		150	162
7.625% due 07/15/2018		50	57
7.875% due 02/15/2018		150	171
CVR Refining LLC
6.500% due 11/01/2022 (j)		5,950	5,861
Delhaize Group S.A.
5.700% due 10/01/2040 (j)		764	729
Dex Media, Inc.
14.000% due 01/29/2017 (b)		21	14
Digicel Ltd.
8.250% due 09/01/2017		2,000	2,090
DISH DBS Corp.
5.000% due 03/15/2023 (j)		5,250	5,079
6.750% due 06/01/2021		2,700	2,882
DynCorp International, Inc.
10.375% due 07/01/2017		800	808
El Paso LLC
7.250% due 06/01/2018		300	334
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		175	233
Eldorado Resorts LLC
8.625% due 06/15/2019		1,275	1,240
Energy Transfer Equity LP
7.500% due 10/15/2020		3,500	3,841
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,303
8.375% due 08/01/2066		4,405	4,915

Era Group, Inc.
7.750% due 12/15/2022		1,250	1,256
FGI Operating Co. LLC
7.875% due 05/01/2020 (j)		5,275	5,486
First Data Corp.
6.750% due 11/01/2020		875	895
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	691
Ford Motor Co.
9.215% due 09/15/2021		800	1,014
Gibraltar Industries, Inc.
6.250% due 02/01/2021		525	546
Global Geophysical Services, Inc.
10.500% due 05/01/2017		9,150	8,006
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	407
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,250	1,221
Grifols, Inc.
8.250% due 02/01/2018		$875	945
Hapag-Lloyd AG
9.750% due 10/15/2017 (j)		7,580	7,845
9.750% due 10/15/2017		2,975	3,079
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		1,825	1,750
HCA Holdings, Inc.
6.250% due 02/15/2021		800	818
HCA, Inc.
6.500% due 02/15/2020		2,875	3,118
7.250% due 09/15/2020		4,650	5,005
8.500% due 04/15/2019 (j)		4,775	5,136
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		400	401
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		400	426
Huntsman International LLC
4.875% due 11/15/2020		1,200	1,191
Immucor, Inc.
11.125% due 08/15/2019		900	981
Ineos Finance PLC
7.500% due 05/01/2020		1,575	1,681
8.375% due 02/15/2019		1,875	2,055
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	2,358	3,080
Inmet Mining Corp.
8.750% due 06/01/2020		$1,450	1,490
Interactive Data Corp.
10.250% due 08/01/2018		275	306
InterGen NV
9.000% due 06/30/2017		4,030	4,160
Jaguar Holding Co.
9.500% due 12/01/2019		775	860
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018		250	271
8.125% due 05/15/2021		250	276
Level 3 Financing, Inc.
8.125% due 07/01/2019		1,500	1,586
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		3,715	3,464
McClatchy Co.
9.000% due 12/15/2022		1,550	1,635
MGM Resorts International
6.625% due 07/15/2015		1,500	1,607
6.625% due 12/15/2021		3,000	3,097
6.875% due 04/01/2016		300	323
7.500% due 06/01/2016		250	274
8.625% due 02/01/2019		1,000	1,135
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	992
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		3,000	3,150
Nara Cable Funding Ltd.
8.500% due 03/01/2020	EUR	1,300	1,800
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017 (j)		$250	257
Navios Maritime Holdings, Inc.
8.875% due 11/01/2017		125	130
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (e)		800	801
New Gold, Inc.
6.250% due 11/15/2022		800	770
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	8,598
OGX Austria GmbH
8.375% due 04/01/2022		3,350	1,005
8.500% due 06/01/2018		9,750	3,169

Ono Finance PLC
10.875% due 07/15/2019		3,000	3,135
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	634
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	750
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	3,000	3,876
Perstorp Holding AB
8.750% due 05/15/2017		$1,750	1,759
PetroBakken Energy Ltd.
8.625% due 02/01/2020		675	645
PHH Corp.
7.375% due 09/01/2019		2,150	2,290
9.250% due 03/01/2016 (j)		4,925	5,504
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		1,000	995
Quality Distribution LLC
9.875% due 11/01/2018 (j)		4,000	4,370
Quebecor Media, Inc.
7.750% due 03/15/2016		1,153	1,175
Regency Energy Partners LP
4.500% due 11/01/2023		2,600	2,359
Rex Energy Corp.
8.875% due 12/01/2020		3,000	3,097
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,000	2,020
7.125% due 04/15/2019 (j)		775	822
7.875% due 08/15/2019		1,200	1,314
Rockies Express Pipeline LLC
6.875% due 04/15/2040		1,700	1,470
Samson Investment Co.
10.000% due 02/15/2020		3,675	3,891
Sappi Papier Holding GmbH
7.750% due 07/15/2017		1,100	1,166
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	1,500	1,923
4.750% due 05/15/2021		$500	478
7.750% due 02/15/2017		550	611
8.500% due 02/15/2019		425	476
Seneca Gaming Corp.
8.250% due 12/01/2018		1,525	1,632
Sidewinder Drilling, Inc.
9.750% due 11/15/2019		1,175	1,196
Sinclair Television Group, Inc.
9.250% due 11/01/2017		2,000	2,125
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	1,250	1,550
Sun Products Corp.
7.750% due 03/15/2021		$2,000	1,995
Syniverse Holdings, Inc.
9.125% due 01/15/2019		225	241
Tenet Healthcare Corp.
4.500% due 04/01/2021		1,250	1,169
4.750% due 06/01/2020		4,000	3,780
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032 (j)		375	504
Terex Corp.
6.000% due 05/15/2021		1,075	1,078
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (b)		1,600	1,702
9.625% due 06/15/2018		525	563
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		499	524
Unit Corp.
6.625% due 05/15/2021		400	410
United Airlines, Inc.
6.750% due 09/15/2015		3,350	3,459
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	1,000	1,266
Univision Communications, Inc.
6.875% due 05/15/2019		$1,475	1,556
UPC Holding BV
9.875% due 04/15/2018		2,000	2,180
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,560
7.625% due 01/15/2020	EUR	750	1,035
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (j)		$8,450	8,746
6.875% due 12/01/2018		1,900	1,957
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		1,500	1,571
Wind Acquisition Finance S.A.
11.750% due 07/15/2017 (j)		3,600	3,762

Windstream Corp.
7.750% due 10/15/2020		700	728

			314,308

UTILITIES 11.7%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (j)		1,150	1,219
AES Corp.
7.375% due 07/01/2021		950	1,047
CenturyLink, Inc.
5.625% due 04/01/2020		850	863
Edison Mission Energy
7.000% due 05/15/2017 ^		11,000	6,229
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017 (j)		3,800	3,876
10.000% due 12/01/2020 (j)		18,470	20,271
Frontier Communications Corp.
7.125% due 01/15/2023		500	499
7.450% due 07/01/2035		325	310
9.000% due 08/15/2031		1,450	1,443
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		1,200	1,308
MarkWest Energy Partners LP
4.500% due 07/15/2023		2,500	2,300
5.500% due 02/15/2023		100	99
Midwest Generation LLC
8.560% due 01/02/2016 ^		1,188	1,117
NGPL PipeCo LLC
7.119% due 12/15/2017		850	829
9.625% due 06/01/2019		25	26
NSG Holdings LLC
7.750% due 12/15/2025		4,450	4,628
Red Oak Power LLC
8.540% due 11/30/2019		457	482
9.200% due 11/30/2029		2,100	2,236
Sprint Capital Corp.
8.750% due 03/15/2032		1,350	1,492
Talos Production LLC
9.750% due 02/15/2018		3,000	2,865
Tenaska Alabama Partners LP
7.000% due 06/30/2021		7,666	8,232
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	5,600	7,366
Virgin Media Finance PLC
5.250% due 02/15/2022		$1,400	1,323

			70,060

Total Corporate Bonds & Notes (Cost $556,760)			562,719

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		1,000	1,062

VIRGINIA 0.1%
Chesterfield County, Virginia Economic Development Authority Revenue Bonds, Series 2012
5.125% due 01/01/2043		1,000	918

Total Municipal Bonds & Notes (Cost $1,959)			1,980

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
1.250% due 04/15/2014 (l)		801	808

Total U.S. Treasury Obligations (Cost $808)			808

MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust
2.611% due 10/25/2035		223	175
American Home Mortgage Assets Trust
0.423% due 09/25/2046 ^		214	23
1.094% due 11/25/2046		945	522
6.250% due 06/25/2037		440	289
Banc of America Alternative Loan Trust
0.593% due 05/25/2035		118	84
Banc of America Funding Corp.
2.869% due 03/20/2036 ^		367	305
Bear Stearns Adjustable Rate Mortgage Trust
2.674% due 10/25/2035		130	130
Bear Stearns Alt-A Trust
2.464% due 01/25/2035		11	9

Citigroup Mortgage Loan Trust, Inc.
2.570% due 11/25/2035	1,176	1,133
Countrywide Alternative Loan Trust
0.373% due 05/25/2047	54	41
0.402% due 03/20/2046	81	58
0.453% due 07/25/2046 ^	420	99
1.173% due 12/25/2035	154	110
5.090% due 10/25/2035 ^	114	85
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035	378	307
6.000% due 05/25/2036 ^	197	179
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	765	517
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	186	192
Downey Savings & Loan Association Mortgage Loan Trust
0.442% due 03/19/2045	58	49
First Horizon Alternative Mortgage Securities
2.339% due 09/25/2035	802	670
6.000% due 05/25/2036	185	159
GMAC Mortgage Corp. Loan Trust
3.898% due 04/19/2036	580	485
GSR Mortgage Loan Trust
2.654% due 11/25/2035	247	237
2.759% due 04/25/2035	6	6
2.819% due 05/25/2035	1,559	1,360
Harborview Mortgage Loan Trust
0.382% due 01/19/2038	46	38
0.432% due 03/19/2036	780	530
IndyMac Mortgage Loan Trust
4.700% due 09/25/2035	151	131
JPMorgan Mortgage Trust
2.240% due 07/27/2037	746	641
2.858% due 07/25/2035	263	258
2.897% due 04/25/2035	292	283
6.000% due 08/25/2037 ^	251	221
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	331	332
Residential Accredit Loans, Inc. Trust
0.523% due 03/25/2037	587	212
5.500% due 02/25/2036 ^	672	528
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	196	179
Sequoia Mortgage Trust
0.542% due 07/20/2033	25	24
Structured Asset Mortgage Investments Trust
0.413% due 05/25/2036	49	33
WaMu Mortgage Pass-Through Certificates
0.939% due 05/25/2047	621	527
4.954% due 07/25/2037 ^	410	370
5.703% due 10/25/2036 ^	400	315
Wells Fargo Mortgage-Backed Securities Trust
2.682% due 03/25/2035	643	629

Total Mortgage-Backed Securities (Cost $10,965)		12,475

ASSET-BACKED SECURITIES 2.7%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	688	706
7.001% due 09/20/2022	12,100	12,491
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.243% due 12/25/2033	281	266
Carrington Mortgage Loan Trust
0.343% due 08/25/2036	100	54
Credit-Based Asset Servicing and Securitization LLC
4.635% due 01/25/2037 ^	1,213	646
GSAMP Trust
0.343% due 08/25/2036	100	62
Mid-State Trust
7.791% due 03/15/2038	23	24
Morgan Stanley ABS Capital, Inc.
0.333% due 05/25/2037	197	104
Option One Mortgage Loan Trust
1.168% due 08/25/2033	126	114
Residential Asset Securities Corp. Trust
0.343% due 08/25/2036	83	71
6.980% due 09/25/2031	1,805	1,731

Total Asset-Backed Securities (Cost $14,680)		16,269

	SHARES
COMMON STOCKS 2.5%
ENERGY 0.0%
Lone Pine Resources, Inc. (c)	114,862	38

FINANCIALS 1.4%
CIT Group, Inc. (c)	73,631	3,433
Hipotecaria Su Casita S.A. de C.V. (c)	78,886	0
Oppenheimer Holdings, Inc. ‘A’ (i)	115,400	2,197
PHH Corp. (c)(i)	127,511	2,599
PMI Group, Inc. (c)	658,337	43

		8,272

HEALTH CARE 1.1%
Novasep, Inc. (c)	586,278	8
NVHL S.A. ‘A’ (c)(g)	231,498	632
NVHL S.A. ‘B’ (c)(g)	231,498	632
NVHL S.A. ‘C’ (c)(g)	231,498	633
NVHL S.A. ‘D’ (c)(g)	231,498	633
NVHL S.A. ‘E’ (c)(g)	231,498	633
NVHL S.A. ‘F’ (c)(g)	231,498	633
NVHL S.A. ‘G’ (c)(g)	231,498	633
NVHL S.A. ‘H’ (c)(g)	231,498	633
NVHL S.A. ‘I’ (c)(g)	231,498	633
NVHL S.A. ‘J’ (c)(g)	231,498	633

		6,336

Total Common Stocks (Cost $17,839)		14,646

PREFERRED SECURITIES 3.9%
BANKING & FINANCE 3.9%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	12,000	14,464
FelCor Lodging Trust, Inc.
8.000% due 07/29/2013 (e)	20,000	498
First Industrial Realty Trust, Inc.
5.265% due 07/29/2013 (e)	5,000	4,290
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,168

Total Preferred Securities (Cost $20,133)		23,420

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.5%
COMMERCIAL PAPER 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013	$2,000	1,993

REPURCHASE AGREEMENTS (h) 2.1%		12,484

U.S. TREASURY BILLS 0.5%
0.112% due 12/12/2013 - 05/01/2014 (d)(l)	2,778	2,776

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 1.6%
PIMCO Short-Term Floating NAV Portfolio	927,291	9,279

Total Short-Term Instruments (Cost $26,916)		26,532

Total Investments 121.9% (Cost $717,401)		$727,554
Other Assets and Liabilities (Net) (21.9%)		(130,869)

Net Assets 100.0%		$596,685

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Portfolio.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$723	$632	0.11%
NVHL S.A. ‘B’	03/09/2012	723	632	0.11%
NVHL S.A. ‘C’	03/09/2012	723	633	0.11%
NVHL S.A. ‘D’	03/09/2012	723	633	0.11%
NVHL S.A. ‘E’	03/09/2012	724	633	0.11%
NVHL S.A. ‘F’	03/09/2012	724	633	0.11%
NVHL S.A. ‘G’	03/09/2012	724	633	0.11%
NVHL S.A. ‘H’	03/09/2012	724	633	0.11%
NVHL S.A. ‘I’	03/09/2012	724	633	0.11%
NVHL S.A. ‘J’	03/09/2012	724	633	0.11%

		$7,236	$6,328	1.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	(1.150%)	06/19/2013	06/17/2015	EUR 6,025	Credit Agricole S.A. 5.125% due 04/18/2023	$(7,747)	$7,842	$7,839
SAL	(0.350%)	02/07/2013	02/04/2015	3,566	Barclays Bank PLC 4.875% due 08/13/2019	(4,670)	4,642	4,636

						$(12,417)	$12,484	$12,475

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	0.500%	04/15/2013	07/05/2013	$7,517	$(7,525)
	0.500%	05/15/2013	08/15/2013	1,630	(1,631)
	0.650%	06/17/2013	09/18/2013	17,028	(17,033)
	0.700%	05/03/2013	08/05/2013	5,456	(5,462)
	0.710%	04/15/2013	07/15/2013	9,972	(9,987)
	0.710%	04/16/2013	07/17/2013	11,984	(12,002)
	0.710%	04/22/2013	07/22/2013	14,596	(14,616)
	0.710%	05/03/2013	08/05/2013	13,156	(13,171)
	0.710%	05/09/2013	07/22/2013	237	(237)
	0.710%	05/15/2013	08/15/2013	6,170	(6,176)
DEU	0.400%	04/29/2013	07/11/2013	1,052	(1,053)
	0.580%	05/16/2013	08/08/2013	6,223	(6,228)
	0.580%	05/30/2013	08/29/2013	4,666	(4,668)
	0.580%	06/04/2013	09/04/2013	25,649	(25,660)

					$(125,449)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $173,226 at a weighted average interest rate of 0.637%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (3)
Barclays Bank PLC	4.875%	08/13/2019	EUR 3,000	$4,743	$(4,674)
Credit Agricole S.A.	5.125%	04/18/2023	5,000	7,993	(7,744)

				$12,736	$(12,418)

(3)	Market value includes $240 of interest payable on short sales.

(i)	Securities with an aggregate market value of $3,582 and cash of $3,559 have been pledged as collateral as of June 30, 2013 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Short Sales:

Description	Shares	Proceeds	Market Value (4)
Kraft Foods Group, Inc.	29,867	$1,052	$(1,654)
Mondelez International, Inc. ‘A’	89,600	1,959	(2,544)

		$3,011	$(4,198)

(4)	Market value includes $27 of dividends payable on short sales.

(j)	Securities with an aggregate market value of $136,427 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	29	$102
E-mini S&P 500 Index September Futures	Short	09/2013	250	574
Euro-OAT France Government Bond September Futures	Short	09/2013	170	599
U.S. Treasury 10-Year Note September Futures	Long	09/2013	950	(2,980)

				$(1,705)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-20 5-Year Index	(5.000%)	06/20/2018	$89,000	$(2,556)	$288

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$35,300	$ 2,189	$1,615

(k)	Cash of $7,032 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	478		$618	BRC	$0	$(4)	$(4)
07/2013		2,740		3,651	GLM	85	0	85
07/2013		43,145		55,730	MSC	0	(429)	(429)
07/2013	JPY	4,700		46	FBF	0	(1)	(1)
07/2013		$1,394	EUR	1,079	BOA	10	0	10
07/2013		1,731		1,322	BRC	0	(10)	(10)
07/2013		57,473		43,962	CBK	3	(253)	(250)
07/2013		3,954	JPY	391,285	RYL	0	(8)	(8)
08/2013	AUD	9,768		$9,174	DUB	260	0	260
08/2013	EUR	43,281		56,597	CBK	253	0	253
08/2013		1,622		2,109	JPM	0	(3)	(3)
08/2013		548		713	MSC	0	(1)	(1)
08/2013		$4,250	EUR	3,258	FBF	0	(9)	(9)
08/2013		891		681	HUS	0	(4)	(4)
09/2013	CAD	4,938		$4,844	RBC	158	0	158
09/2013	GBP	1,923		2,960	BRC	37	0	37
09/2013		1,050		1,649	GLM	52	0	52
09/2013		20,261		31,093	HUS	292	0	292

						$1,150	$(722)	$428

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.346%		$3,000	$(69)	$(45)	$(24)
Barclays Bank PLC	GST	(1.000%	)	03/20/2017	1.209%	EUR	3,000	29	166	(137)
Barclays Bank PLC	MYC	(1.000%	)	06/20/2017	1.275%		2,000	27	98	(71)
Best Buy Co., Inc.	BPS	(5.000%	)	09/20/2014	0.684%		$3,000	(164)	4	(168)
Best Buy Co., Inc.	GST	(5.000%	)	03/20/2014	0.474%		2,000	(69)	15	(84)
Best Buy Co., Inc.	GST	(5.000%	)	09/20/2014	0.684%		2,000	(110)	45	(155)
Best Buy Co., Inc.	GST	(5.000%	)	03/20/2015	1.060%		2,000	(139)	140	(279)
BNP Paribas S.A.	JPM	(1.000%	)	03/20/2018	1.388%	EUR	3,800	85	62	23
Credit Agricole S.A.	BOA	(3.000%	)	06/20/2018	1.749%		2,000	(155)	(121)	(34)
Credit Agricole S.A.	CBK	(1.000%	)	06/20/2017	1.449%		2,000	44	252	(208)
Gannett Co., Inc.	DUB	(5.000%	)	06/20/2016	1.027%		$15,000	(1,776)	(1,288)	(488)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	0.710%		3,000	(31)	62	(93)
JPMorgan Chase & Co.	BRC	(1.000%	)	12/20/2016	0.710%		3,000	(31)	87	(118)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	0.675%		8,000	(85)	110	(195)
Lockheed Martin Corp.	FBF	(1.000%	)	06/20/2017	0.411%		5,000	(117)	(77)	(40)
Nokia OYJ	BRC	(5.000%	)	06/20/2018	5.592%	EUR	5,000	151	228	(77)
Telefonaktiebolaget LM Ericsson	BOA	(1.000%	)	09/20/2017	0.812%		5,000	(53)	147	(200)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.448%		$10,000	(181)	72	(253)

								$(2,644)	$(43)	$(2,601)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	CBK	5.000%	03/20/2018	6.157%		$2,000	$(89)	$(350)	$261
Advanced Micro Devices, Inc.	MYC	5.000%	12/20/2017	5.931%		2,000	(68)	(380)	312
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	1.096%		300	18	(30)	48
International Lease Finance Corp.	DUB	5.000%	06/20/2020	3.985%		1,675	95	168	(73)
NRG Energy, Inc.	GST	5.000%	06/20/2017	2.880%		2,000	162	(120)	282
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	3.811%		2,800	(407)	(507)	100
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	1.687%	JPY	210,000	(3)	(29)	26
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	1.687%		210,000	(3)	(34)	31
Tokyo Electric Power Co., Inc.	JPM	1.000%	09/20/2013	1.687%		170,000	(3)	(30)	27
Valeant Pharmaceuticals International	GST	5.000%	06/20/2016	0.900		$2,500	304	(39)	343

							$6	$(1,351)	$1,357

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	5,000	$142	$976	$(834)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Securities with an aggregate market value of $3,584 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$58,675	$10,030	$68,705
Corporate Bonds & Notes
Banking & Finance	0	178,351	0	178,351
Industrials	0	311,349	2,959	314,308
Utilities	0	68,943	1,117	70,060
Municipal Bonds & Notes
California	0	1,062	0	1,062
Virginia	0	918	0	918
U.S. Treasury Obligations	0	808	0	808
Mortgage-Backed Securities	0	11,834	641	12,475
Asset-Backed Securities	0	3,072	13,197	16,269
Common Stocks
Energy	38	0	0	38
Financials	8,272	0	0	8,272
Health Care	0	0	6,336	6,336
Preferred Securities
Banking & Finance	4,666	18,754	0	23,420
Short-Term Instruments
Commercial Paper	0	1,993	0	1,993
Repurchase Agreements	0	12,484	0	12,484
U.S. Treasury Bills	0	2,776	0	2,776
Central Funds Used for Cash Management Purposes	9,279	0	0	9,279
	$22,255	$671,019	$34,280	$727,554

Short Sales, at value
Corporate Bonds & Notes	0	(12,418)	0	(12,418)
Common Stocks	(4,198)	0	0	(4,198)
	$(4,198)	$(12,418)	$0	$(16,616)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,398	343	1,741
Equity Contracts	574	0	0	574
Foreign Exchange Contracts	0	1,150	0	1,150
Interest Rate Contracts	701	1,615	0	2,316
	$1,275	$4,163	$343	$5,781

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(3,531)	0	(3,531)
Foreign Exchange Contracts	0	(722)	0	(722)
Interest Rate Contracts	(2,980)	0	0	(2,980)

	$(2,980)	$(4,253)	$0	$(7,233)

Totals	$16,352	$658,511	$34,623	$709,486

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$17,538	$2,481	$(1,934)	$4	$22	$(91)	$0	$(7,990)	$10,030	$(45)
Corporate Bonds & Notes
Industrials	1,997	986	(1)	0	0	(23)	0	0	2,959	(23)
Utilities	1,164	0	0	(1)	0	(46)	0	0	1,117	(46)
Mortgage-Backed Securities	0	0	0	0	0	0	641	0	641	0
Asset-Backed Securities	20,294	0	(7,366)	14	629	(374)	0	0	13,197	135
Common Stocks
Financials	0	0	0	0	0	0	0	0	0	0
Health Care	3,603	718	0	0	0	2,015	0	0	6,336	2,014

	$44,596	$4,185	$(9,301)	$17	$651	$1,481	$641	$(7,990)	$34,280	$2,035

Financial Derivative Instruments - Assets
Credit Contracts	$250	$0	$0	$0	$0	$93	$0	$0	$343	$93

Financial Derivative Instruments - Liabilities
Credit Contracts	$(2,182)	$0	$0	$0	$0	$2,182	$0	$0	$0	$0

Totals	$42,664	$4,185	$(9,301)	$17	$651	$3,756	$641	$(7,990)	$34,623	$2,128

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$10,030	Third Party Vendor	Broker Quote	100.13 - 103.00
Corporate Bonds & Notes
Industrials	2,959	Third Party Vendor	Broker Quote	99.75 - 106.00
Utilities	1,117	Third Party Vendor	Broker Quote	94.00
Mortgage-Backed Securities	641	Third Party Vendor	Broker Quote	86.00
Asset-Backed Securities	13,197	Benchmark Pricing	Base Price	103.00 - 103.50
Common Stocks
Financials	0	Other Valuation Techniques (4)	—	—
Health Care	6,336	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Assets
Credit Contracts	343	Indicative Market Quotation	Broker Quote	12.01

Total	$34,623

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.0%
CORPORATE BONDS & NOTES 0.0%
ING Bank Australia Ltd.
3.100% due 03/03/2015	AUD	1,000	$920

Total Australia (Cost $850)			920

CANADA 21.5%
SOVEREIGN ISSUES 21.5%
Canada Government Bond
3.750% due 06/01/2019 (d)	CAD	27,000	28,186
4.000% due 06/01/2041 (d)		39,800	45,817
4.250% due 06/01/2018		1,300	1,377
Canada Housing Trust
2.650% due 03/15/2022		5,000	4,713
2.750% due 12/15/2015		100	98
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,632
Province of Ontario
2.850% due 06/02/2023	CAD	15,000	13,688
4.000% due 06/02/2021		50,800	51,610
4.200% due 06/02/2020		54,900	56,680
4.400% due 06/02/2019		70,000	73,076
4.650% due 06/02/2041		31,900	34,064
6.200% due 06/02/2031		7,000	8,681
Province of Quebec
4.500% due 12/01/2018		46,000	48,200
4.500% due 12/01/2020		25,000	26,227
5.000% due 12/01/2041		8,000	8,870
6.250% due 06/01/2032		10,000	12,409

Total Canada (Cost $440,229)			418,328

FRANCE 0.4%
SOVEREIGN ISSUES 0.4%
Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,723

Total France (Cost $7,490)			7,723

ITALY 9.6%
SOVEREIGN ISSUES 9.6%
Italy Buoni Poliennali Del Tesoro
4.250% due 07/01/2014	EUR	89,000	119,131
4.500% due 07/15/2015		50,000	68,010

Total Italy (Cost $185,923)			187,141

NETHERLANDS 4.6%
SOVEREIGN ISSUES 4.6%
Netherlands Government Bond
3.500% due 07/15/2020	EUR	35,000	51,489
4.500% due 07/15/2017		25,500	38,008

Total Netherlands (Cost $88,555)			89,497

SPAIN 2.7%
SOVEREIGN ISSUES 2.7%
Spain Government International Bond
4.250% due 01/31/2014	EUR	40,000	52,987

Total Spain (Cost $52,266)			52,987

SWEDEN 5.5%
SOVEREIGN ISSUES 5.5%
Sweden Government International Bond
6.750% due 05/05/2014	SEK	680,000	106,331

Total Sweden (Cost $107,201)			106,331

UNITED STATES 11.3%
ASSET-BACKED SECURITIES 2.7%
AFC Home Equity Loan Trust
0.903% due 12/22/2027	$7	7
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.423% due 11/25/2035	5	5
Amortizing Residential Collateral Trust
0.773% due 07/25/2032	58	53
0.893% due 10/25/2031	435	377
Argent Securities Trust
0.283% due 07/25/2036	1,780	671
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034	756	709
Asset-Backed Securities Corp. Home Equity Loan Trust
0.273% due 05/25/2037	78	77
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036	40	40
0.283% due 06/25/2047	394	391
0.683% due 06/25/2036	1,473	1,404
0.853% due 10/25/2032	229	213
BNC Mortgage Loan Trust
0.293% due 05/25/2037	479	464
Carrington Mortgage Loan Trust
0.513% due 10/25/2035	282	281
CIT Group Home Equity Loan Trust
0.733% due 06/25/2033	30	27
Countrywide Asset-Backed Certificates
0.293% due 07/25/2037	14,758	14,087
0.293% due 08/25/2037	938	922
0.293% due 05/25/2047	21	20
0.383% due 06/25/2036	3,171	3,044
0.933% due 05/25/2032	153	141
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032	182	165
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036	60	28
0.263% due 01/25/2037 ^	412	149
Equity One ABS, Inc.
0.493% due 04/25/2034	526	435
Home Equity Asset Trust
0.793% due 11/25/2032	1	1
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036	49	23
JPMorgan Mortgage Acquisition Trust
0.343% due 03/25/2037	10,000	8,894
Lehman XS Trust
0.343% due 04/25/2037 ^	178	111
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	28	26
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037	46	12
Morgan Stanley ABS Capital, Inc.
0.253% due 05/25/2037	144	76
0.293% due 11/25/2036	11,624	6,972
Park Place Securities, Inc.
0.453% due 09/25/2035	185	179
Securitized Asset-Backed Receivables LLC
0.233% due 01/25/2037	10	10
SLM Student Loan Trust
1.776% due 04/25/2023	12,068	12,421
Soundview Home Loan Trust
0.253% due 11/25/2036	357	132
Structured Asset Securities Corp.
1.694% due 04/25/2035	24	22
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034	4	4
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036	40	16

		52,609

CORPORATE BONDS & NOTES 2.0%
Black & Decker Corp.
5.750% due 11/15/2016	5,000	5,703
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	7,000	7,073
Cardinal Health, Inc.
6.000% due 06/15/2017	2,600	2,952
Citigroup, Inc.
6.500% due 08/19/2013	209	211

Computer Sciences Corp.
6.500% due 03/15/2018	4,600	5,141
Maytag Corp.
5.000% due 05/15/2015	5,700	6,048
Mohawk Industries, Inc.
6.375% due 01/15/2016	6,000	6,645
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,916

		39,689

MORTGAGE-BACKED SECURITIES 2.7%
American Home Mortgage Investment Trust
2.559% due 10/25/2034	23	23
Bear Stearns Alt-A Trust
2.491% due 01/25/2036 ^	2,298	1,561
2.645% due 08/25/2036 ^	65	42
Citigroup Mortgage Loan Trust, Inc.
2.703% due 08/25/2035	156	156
Countrywide Alternative Loan Trust
0.353% due 02/25/2047	271	212
0.372% due 02/20/2047	11,072	7,373
0.373% due 05/25/2047	1,786	1,360
0.383% due 08/25/2046	416	272
0.383% due 11/25/2046	677	472
0.402% due 03/20/2046	920	653
0.453% due 12/25/2035	114	99
0.473% due 12/25/2035	450	366
0.473% due 02/25/2037	311	215
0.493% due 08/25/2035	993	811
0.493% due 12/25/2035	1,855	1,413
0.513% due 11/25/2035	13,195	9,772
0.543% due 09/25/2035	3,541	2,962
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035	340	281
0.483% due 03/25/2035	1,433	997
0.483% due 04/25/2035	19	15
0.493% due 03/25/2035	82	71
0.513% due 03/25/2035	8,777	6,192
0.523% due 02/25/2035	26	24
0.953% due 09/25/2034	29	27
2.814% due 08/25/2034	94	86
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	37	40
Deutsche ALT-B Securities, Inc.
0.293% due 10/25/2036 ^	9	4
Downey Savings & Loan Association Mortgage Loan Trust
0.402% due 03/19/2045	1,378	1,181
0.452% due 08/19/2045	506	434
0.522% due 09/19/2045	3,070	2,311
Greenpoint Mortgage Funding Trust
0.423% due 06/25/2045	3,267	2,660
Harborview Mortgage Loan Trust
0.432% due 06/19/2035	832	686
0.432% due 01/19/2036	240	152
0.432% due 03/19/2036	3,079	2,092
0.442% due 01/19/2036	3,966	2,578
0.502% due 11/19/2035	548	441
0.522% due 09/19/2035	45	34
0.532% due 06/20/2035	128	118
Nomura Asset Acceptance Corp.
2.623% due 10/25/2035	62	54
Residential Accredit Loans, Inc. Trust
0.403% due 04/25/2046	234	119
Sequoia Mortgage Trust
0.542% due 07/20/2033	1,777	1,740
0.769% due 10/20/2034	724	677
0.892% due 10/19/2026	23	23
Structured Asset Mortgage Investments Trust
0.772% due 07/19/2034	12	12
Thornburg Mortgage Securities Trust
0.733% due 03/25/2044	227	218
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	156	141
0.483% due 10/25/2045	64	58
0.503% due 01/25/2045	37	34
0.513% due 01/25/2045	38	34
0.513% due 07/25/2045	39	36
0.979% due 12/25/2046	287	253
1.368% due 11/25/2042	6	6
1.568% due 08/25/2042	26	24
2.220% due 02/27/2034	22	22
2.470% due 10/25/2046	86	77
2.470% due 11/25/2046	786	697
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 09/25/2034	351	355
2.701% due 04/25/2036	38	38

		52,804

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.313% due 03/25/2034	28	27
0.343% due 08/25/2034	17	17
0.543% due 09/25/2042	70	69
0.593% due 06/25/2029	7	7
2.387% due 12/01/2034	20	21
2.492% due 11/01/2034	82	88
2.677% due 12/01/2030	4	4
6.000% due 07/25/2044	39	45
6.060% due 03/01/2023	379	436
7.000% due 09/25/2023	38	44
8.800% due 01/25/2019	56	62
Freddie Mac
0.343% due 09/25/2035	3,480	3,492
0.423% due 02/15/2019	2,811	2,816
0.473% due 09/25/2031	52	48
0.643% due 12/15/2031	3	3
1.374% due 10/25/2044 - 02/25/2045	241	244
1.574% due 07/25/2044	50	52
2.573% due 10/01/2036	127	136
4.500% due 02/15/2020	29	30
6.500% due 07/15/2028	761	859
Ginnie Mae
1.625% due 03/20/2022 - 10/20/2024	196	205
1.750% due 04/20/2022 - 09/20/2026	289	303
2.000% due 09/20/2024 - 06/20/2030	1,163	1,212
6.000% due 08/20/2034	840	954
7.500% due 02/16/2030	1,153	1,353
Small Business Administration
4.625% due 02/01/2025	81	88
5.090% due 10/01/2025	36	40

		12,655

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Notes
0.250% due 01/31/2014	300	300
0.250% due 02/28/2014	900	901
0.250% due 03/31/2014	400	400
0.250% due 05/31/2014	16,900	16,911
1.250% due 03/15/2014	200	202
1.375% due 02/28/2019 (d)(e)	46,000	45,479
1.750% due 01/31/2014	100	101

		64,294

Total United States (Cost $241,408)		222,051

SHORT-TERM INSTRUMENTS 43.6%
COMMERCIAL PAPER 1.5%
Santander S.A.
3.100% due 10/01/2013	$30,000	29,936

REPURCHASE AGREEMENTS (c) 1.1%		21,365

SHORT-TERM NOTES 3.8%
Federal Home Loan Bank
0.051% due 07/24/2013	8,100	8,100
0.061% due 08/02/2013 - 08/30/2013	33,900	33,899
0.063% due 08/30/2013	9,500	9,500
0.071% due 08/02/2013	21,800	21,798

		73,297

U.S. TREASURY BILLS 7.5%
0.037% due 07/05/2013 - 02/06/2014 (a)(e)	146,442	146,440

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 29.7%
PIMCO Short-Term Floating NAV Portfolio	57,857,429	578,921

Total Short-Term Instruments (Cost $849,845)		849,959

Total Investments 99.2% (Cost $1,973,767)		$1,934,937
Other Assets and Liabilities (Net) 0.8%		15,023

Net Assets 100.0%		$1,949,960

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SAL	0.200%	06/28/2013	07/01/2013	$20,800	U.S. Treasury Notes 0.625% due 09/30/2017	$(21,261)	$20,800	$20,800
SSB	0.010%	06/28/2013	07/01/2013	565	Fannie Mae 2.200% due 10/17/2022	(580)	565	565

						$(21,841)	$21,365	$21,365

(1)	Includes accrued interest.

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $53,961 at a weighted average interest rate of 0.356%.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
3-Month Euribor December Futures	Long	12/2014	500	$(382)
3-Month Euribor June Futures	Long	06/2015	500	(425)
3-Month Euribor March Futures	Long	03/2015	760	(610)
3-Month Euribor September Futures	Long	09/2015	500	(434)

				$(1,851)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Pay	3-Month CAD-Bank Bill	1.700%	06/19/2017	CAD	125,000	$(1,443)	$(998)
Pay	3-Month CAD-Bank Bill	2.300%	06/19/2023		194,500	(10,070)	(6,998)

						$(11,513)	$(7,996)

(d)	Securities with an aggregate market value of $7,170 and cash of $4,214 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	CAD	2,488		$2,374	BRC	$10	$0	$10
07/2013		2,588		2,461	HUS	2	0	2
07/2013		2,690		2,592	MSC	35	0	35
07/2013	EUR	1,042		1,390	HUS	33	0	33
07/2013		168,280		217,368	MSC	0	(1,674)	(1,674)
07/2013		168,280		223,405	UAG	4,363	0	4,363
07/2013	JPY	23,304,372		235,787	BPS	808	0	808
07/2013		4,952,000		50,884	HUS	952	0	952
07/2013		$3,288	CAD	3,387	BRC	0	(70)	(70)
07/2013		1,012	EUR	759	BRC	0	(24)	(24)
07/2013		53,252		40,728	CBK	0	(238)	(238)
07/2013		56,047		42,903	HUS	0	(202)	(202)
07/2013		112,321		83,786	JPM	0	(3,261)	(3,261)
07/2013		223,405		168,280	MSC	0	(4,363)	(4,363)
07/2013		1,518		1,146	RYL	0	(26)	(26)
07/2013		50,000	JPY	5,137,010	CBK	1,798	0	1,798
07/2013		100,000		9,841,581	DUB	0	(770)	(770)
07/2013		101,777		10,073,022	RYL	0	(208)	(208)
08/2013	EUR	40,728		$53,258	CBK	238	0	238
08/2013		1,116		1,462	DUB	9	0	9
08/2013	SEK	695,119		106,882	HUS	3,331	0	3,331
08/2013		$1,087	EUR	836	BRC	1	0	1
08/2013		2,459		1,891	JPM	3	0	3
09/2013	CAD	2,929		$2,868	BRC	88	0	88
09/2013		455,550		446,467	CBK	14,174	0	14,174
09/2013	EUR	225,815		298,226	BOA	4,196	0	4,196
09/2013	GBP	32,453		49,803	HUS	467	0	467
09/2013		$53,817	GBP	34,463	DUB	0	(1,425)	(1,425)

						$30,508	$(12,261)	$18,247

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.250%	$5,000	$(123)	$148	$(271)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.069%	3,500	(7)	0	(7)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.397%	2,600	(22)	12	(34)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	1.421%	4,600	53	(70)	123
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.603%	6,000	(157)	326	(483)
Mondelez International, Inc.	BOA	(0.460%	)	12/20/2013	0.059%	3,500	(7)	0	(7)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	0.771%	5,000	(176)	566	(742)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	0.334%	5,700	(37)	3	(40)

							$(476)	$985	$(1,461)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e)	Securities with an aggregate market value of $11,954 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$920	$0	$920
Canada
Sovereign Issues	0	418,328	0	418,328
France
Sovereign Issues	0	7,723	0	7,723
Italy
Sovereign Issues	0	187,141	0	187,141
Netherlands
Sovereign Issues	0	89,497	0	89,497
Spain
Sovereign Issues	0	52,987	0	52,987
Sweden
Sovereign Issues	0	106,331	0	106,331
United States
Asset-Backed Securities	0	52,609	0	52,609
Corporate Bonds & Notes	0	39,689	0	39,689
Mortgage-Backed Securities	0	52,804	0	52,804
U.S. Government Agencies	0	12,655	0	12,655
U.S. Treasury Obligations	0	64,294	0	64,294
Short-Term Instruments
Commercial Paper	0	29,936	0	29,936
Repurchase Agreements	0	21,365	0	21,365
Short-Term Notes	0	73,297	0	73,297
U.S. Treasury Bills	0	146,440	0	146,440
Central Funds Used for Cash Management Purposes	578,921	0	0	578,921
	$578,921	$1,356,016	$0	$1,934,937

Financial Derivative Instruments - Assets
Credit Contracts	0	123	0	123
Foreign Exchange Contracts	0	30,508	0	30,508
	$0	$30,631	$0	$30,631

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,584)	0	(1,584)
Foreign Exchange Contracts	0	(12,261)	0	(12,261)
Interest Rate Contracts	(1,851)	(7,996)	0	(9,847)

	$(1,851)	$(21,841)	$0	$(23,692)

Totals	$577,070	$1,364,806	$0	$1,941,876

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
CSC Holdings LLC
2.695% due 04/17/2020	$4,400	$4,361
Rockwood Holdings, Inc.
3.750% due 02/10/2018	824	828
RPI Finance Trust
3.500% due 05/09/2018	4,365	4,376
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,566	1,571

Total Bank Loan Obligations (Cost $11,138)		11,136

CORPORATE BONDS & NOTES 73.1%
BANKING & FINANCE 51.8%
Abbey National Treasury Services PLC
1.856% due 04/25/2014	3,100	3,123
AGFC Capital Trust
6.000% due 01/15/2067	3,080	2,341
AgriBank FCB
9.125% due 07/15/2019	500	649
Ally Financial, Inc.
6.750% due 12/01/2014	100	105
American Express Co.
6.150% due 08/28/2017	4,180	4,847
6.800% due 09/01/2066	3,405	3,648
7.000% due 03/19/2018	22,000	26,486
7.250% due 05/20/2014	1,000	1,058
American Express Credit Corp.
7.300% due 08/20/2013	4,600	4,642
American International Group, Inc.
5.050% due 10/01/2015	1,000	1,085
5.450% due 05/18/2017	8,490	9,373
5.850% due 01/16/2018	40,785	45,936
6.820% due 11/15/2037	10,000	12,058
8.175% due 05/15/2068	117,100	143,447
ANZ New Zealand International Ltd.
3.125% due 08/10/2015	10,000	10,402
6.200% due 07/19/2013	13,000	13,048
AXA S.A.
6.463% due 12/14/2018 (c)	10,000	9,837
Banco Bradesco S.A.
2.374% due 05/16/2014	2,500	2,524
Banco de Credito del Peru
4.250% due 04/01/2023	1,500	1,391
Banco de Credito e Inversiones
4.000% due 02/11/2023	900	850
Banco do Brasil S.A.
3.875% due 10/10/2022	200	176
5.875% due 01/19/2023	5,500	5,321
Banco Santander Brasil S.A.
4.625% due 02/13/2017	31,825	32,461
Banco Santander Chile
3.875% due 09/20/2022	2,700	2,516
Bank of America Corp.
0.537% due 10/14/2016	4,100	4,017
5.625% due 10/14/2016	450	498
5.650% due 05/01/2018	17,215	19,139
5.750% due 12/01/2017	13,105	14,574
6.000% due 09/01/2017	21,000	23,555
6.500% due 08/01/2016	3,440	3,881
7.625% due 06/01/2019	915	1,101
Bank of America N.A.
0.553% due 06/15/2016	3,600	3,474
Bank One Capital
8.750% due 09/01/2030	75	101
Barclays Bank PLC
10.179% due 06/12/2021	23,010	29,307
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,055
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015	18,150	18,704
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	12,797
5.550% due 01/22/2017	7,630	8,363
6.400% due 10/02/2017	32,095	37,043
7.250% due 02/01/2018	27,100	32,291
BNP Paribas
6.950% due 07/22/2013	3,850	3,863

BNP Paribas S.A.
1.179% due 01/10/2014	5,000	5,014
7.195% due 06/25/2037 (c)	5,600	5,446
BPCE S.A.
2.375% due 10/04/2013	1,700	1,708
Cantor Fitzgerald LP
7.875% due 10/15/2019	13,140	13,607
CBA Capital Trust
6.024% due 03/15/2016 (c)	8,665	8,834
Citigroup, Inc.
0.553% due 11/05/2014	5,000	4,967
1.064% due 04/01/2016	12,200	12,238
1.975% due 05/15/2018	4,080	4,204
4.750% due 05/19/2015	3,800	4,020
5.000% due 09/15/2014	12,000	12,473
6.000% due 08/15/2017	12,000	13,530
6.125% due 11/21/2017	5,710	6,494
8.500% due 05/22/2019	624	787
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,128
Colonial Realty LP
6.250% due 06/15/2014	1,600	1,674
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	970	970
Duke Realty LP
8.250% due 08/15/2019	4,100	5,114
Export-Import Bank of Korea
4.000% due 01/29/2021	6,700	6,675
5.875% due 01/14/2015	200	213
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,022
Ford Motor Credit Co. LLC
1.373% due 08/28/2014	35,700	35,739
2.375% due 01/16/2018	35,000	33,724
3.875% due 01/15/2015	20,000	20,621
4.207% due 04/15/2016	17,496	18,287
5.625% due 09/15/2015	13,500	14,537
6.625% due 08/15/2017	27,700	31,370
7.000% due 04/15/2015	26,650	28,958
8.000% due 12/15/2016	5,600	6,571
8.125% due 01/15/2020	6,200	7,489
12.000% due 05/15/2015	2,425	2,877
Genworth Global Funding Trusts
0.467% due 04/15/2014	100	100
Goldman Sachs Group, Inc.
0.777% due 01/12/2015	500	499
5.950% due 01/18/2018	6,975	7,809
6.150% due 04/01/2018	8,850	9,979
6.250% due 09/01/2017	13,245	15,019
6.450% due 05/01/2036	4,700	4,747
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021	2,000	2,253
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,230
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)	14,500	12,687
HBOS PLC
6.000% due 11/01/2033	1,265	1,174
6.750% due 05/21/2018	22,280	23,694
HCP, Inc.
5.650% due 12/15/2013	400	409
HSBC Finance Corp.
0.705% due 06/01/2016	800	794
6.676% due 01/15/2021	10,900	12,063
HSBC Holdings PLC
7.625% due 05/17/2032	1,230	1,489
ICICI Bank Ltd.
4.750% due 11/25/2016	4,100	4,237
ING Bank NV
2.000% due 09/25/2015	2,000	2,018
ING U.S., Inc.
2.900% due 02/15/2018	10,000	10,058
International Lease Finance Corp.
6.500% due 09/01/2014	10,000	10,450
6.750% due 09/01/2016	13,030	14,138
7.125% due 09/01/2018	7,500	8,325
Intesa Sanpaolo SpA
2.674% due 02/24/2014	20,000	20,077
JPMorgan Chase & Co.
5.150% due 10/01/2015	200	216
7.900% due 04/30/2018 (c)	23,800	26,921
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016	25,750	25,315
5.875% due 06/13/2016	2,150	2,399
6.000% due 07/05/2017	8,200	9,245
6.000% due 10/01/2017	19,000	21,656

JPMorgan Chase Capital
1.226% due 09/30/2034		3,000	2,374
Korea Development Bank
3.500% due 08/22/2017		11,000	11,252
3.875% due 05/04/2017		700	721
Korea Finance Corp.
2.250% due 08/07/2017		24,500	23,774
3.250% due 09/20/2016		7,700	7,988
LBG Capital PLC
7.875% due 11/01/2020		8,800	9,170
8.500% due 12/17/2021 (c)		10,000	10,234
Lehman Brothers Holdings, Inc.
1.000% due 05/12/2014 ^		5,190	1,200
1.000% due 05/02/2018 ^		16,693	4,152
1.000% due 12/31/2049 ^		8,150	2,007
7.875% due 05/08/2018 ^	GBP	16,500	6,525
Loews Corp.
5.250% due 03/15/2016		$2,000	2,194
Macquarie Group Ltd.
7.300% due 08/01/2014		6,050	6,382
MassMutual Global Funding
2.875% due 04/21/2014		100	102
Merrill Lynch & Co., Inc.
5.700% due 05/02/2017		210	226
6.400% due 08/28/2017		44,800	50,618
6.875% due 04/25/2018		70,000	80,620
6.875% due 11/15/2018		1,200	1,399
MetLife, Inc.
5.000% due 11/24/2013		700	713
6.400% due 12/15/2066		30	31
Morgan Stanley
0.579% due 01/09/2014		21,100	21,046
0.727% due 10/18/2016		13,250	12,837
0.757% due 10/15/2015		8,498	8,337
1.523% due 02/25/2016		2,000	1,996
4.100% due 01/26/2015		400	417
5.450% due 01/09/2017		14,165	15,317
5.550% due 04/27/2017		2,630	2,847
5.950% due 12/28/2017		325	361
6.000% due 04/28/2015		10,000	10,725
6.250% due 08/28/2017		17,390	19,403
6.625% due 04/01/2018		48,000	54,443
7.300% due 05/13/2019		10,000	11,626
National City Bank
5.250% due 12/15/2016		3,000	3,355
Nippon Life Insurance Co.
5.000% due 10/18/2042		4,500	4,418
Nordea Bank AB
3.125% due 03/20/2017		16,310	16,794
3.700% due 11/13/2014		390	404
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		200	226
Pacific Life Insurance Co.
9.250% due 06/15/2039		12,000	16,008
PPF Funding, Inc.
5.125% due 06/01/2015		5,049	5,278
5.700% due 04/15/2017		3,500	3,745
QBE Capital Funding Ltd.
7.250% due 05/24/2041		5,000	5,288
Rabobank Group
11.000% due 06/30/2019 (c)		7,000	9,033
RCI Banque S.A.
2.148% due 04/11/2014		4,900	4,911
4.600% due 04/12/2016		12,500	13,040
Regions Bank
6.450% due 06/26/2037		750	790
Regions Financial Corp.
7.375% due 12/10/2037		1,000	1,125
Resona Bank Ltd.
5.850% due 04/15/2016 (c)		6,900	7,396
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		26,135	24,698
Royal Bank of Scotland PLC
0.978% due 04/11/2016		5,600	5,208
9.500% due 03/16/2022		2,600	2,880
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		5,000	5,114
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		3,300	3,382
5.400% due 03/24/2017		10,000	10,500
SL Green Realty Corp.
5.000% due 08/15/2018		6,000	6,393
SLM Corp.
0.576% due 01/27/2014		12,454	12,346
3.875% due 09/10/2015		5,150	5,214
5.000% due 10/01/2013		8,700	8,754

5.000% due 04/15/2015	300	310
5.050% due 11/14/2014	500	512
5.375% due 05/15/2014	18,500	18,893
5.625% due 08/01/2033	2,000	1,670
6.250% due 01/25/2016	20,600	21,913
7.250% due 01/25/2022	3,600	3,798
8.000% due 03/25/2020	13,600	14,773
8.450% due 06/15/2018	33,306	37,136
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)	14,000	17,430
State Street Capital Trust
1.273% due 06/01/2077	15,500	12,644
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,104	2,165
Tiers Trust
8.125% due 09/15/2017	378	414
UBS AG
5.875% due 07/15/2016	6,047	6,661
5.875% due 12/20/2017	8,135	9,364
7.625% due 08/17/2022	1,500	1,648
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)(f)	15,000	15,506
USB Capital
3.500% due 07/29/2013 (c)	14,250	12,433
Wachovia Capital Trust
5.570% due 07/29/2013 (c)	25,010	24,572
Wells Fargo & Co.
3.450% due 02/13/2023	6,800	6,503
7.980% due 03/15/2018 (c)	17,800	20,147
Wells Fargo Capital
5.950% due 12/01/2086	9,000	8,955
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,428
7.375% due 03/15/2032	24,000	28,912

		1,942,503

INDUSTRIALS 14.6%
AbbVie, Inc.
1.200% due 11/06/2015	22,000	22,034
Altria Group, Inc.
2.850% due 08/09/2022	4,100	3,796
9.250% due 08/06/2019	4,054	5,373
American Airlines Pass-Through Trust
5.250% due 07/31/2022	6,537	6,946
8.625% due 04/15/2023	1,456	1,547
American Tower Corp.
4.500% due 01/15/2018	500	534
7.250% due 05/15/2019	1,800	2,162
Anadarko Petroleum Corp.
6.375% due 09/15/2017	2,400	2,762
Anglo American Capital PLC
2.625% due 09/27/2017	1,000	976
Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	4,040
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	15,828
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	1,748	1,827
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,326
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,877
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,280
5.650% due 05/01/2017	1,960	2,225
8.125% due 04/15/2020	7,000	8,895
Cameron International Corp.
1.205% due 06/02/2014	2,000	2,009
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	2,800	3,382
Cigna Corp.
6.150% due 11/15/2036	50	57
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	55
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	57
Comcast Corp.
5.850% due 11/15/2015	125	139
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,500	3,491
4.750% due 07/12/2022	8,586	9,187
6.000% due 07/12/2020	1,387	1,439
7.250% due 05/10/2021	766	896
7.707% due 10/02/2022	30	33

Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	2,100	1,905
Covidien International Finance S.A.
6.000% due 10/15/2017	175	203
COX Communications, Inc.
5.500% due 10/01/2015	125	137
5.875% due 12/01/2016	100	114
Crown Castle Towers LLC
6.113% due 01/15/2020	200	230
CVS Pass-Through Trust
6.943% due 01/10/2030	12,716	14,993
7.507% due 01/10/2032	186	230
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	603	647
7.750% due 06/17/2021	12,692	14,755
8.021% due 02/10/2024	387	423
Dow Chemical Co.
7.375% due 11/01/2029	275	348
8.550% due 05/15/2019	2,542	3,246
El Paso LLC
7.800% due 08/01/2031	30,385	32,267
8.050% due 10/15/2030	9,200	9,841
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	150	199
Energy Transfer Partners LP
8.500% due 04/15/2014	3,848	4,071
9.700% due 03/15/2019	2,820	3,663
Enterprise Products Operating LLC
6.500% due 01/31/2019	3,000	3,582
7.550% due 04/15/2038	200	256
ERAC USA Finance LLC
2.250% due 01/10/2014	2,100	2,116
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,554
7.900% due 05/15/2019	4,000	5,001
FMC Technologies, Inc.
3.450% due 10/01/2022	2,600	2,494
General Electric Co.
2.700% due 10/09/2022	1,100	1,042
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	5,512
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	495
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,500	8,882
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,318
International Paper Co.
7.500% due 08/15/2021	210	258
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,704
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	700	786
Lorillard Tobacco Co.
8.125% due 06/23/2019	2,100	2,575
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	29,100	30,049
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	4,700	4,057
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,107
ONEOK Partners LP
3.375% due 10/01/2022	4,455	4,101
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	2,300	2,333
Petrobras International Finance Co.
7.875% due 03/15/2019	3,500	4,063
Pioneer Natural Resources Co.
6.650% due 03/15/2017	3,000	3,424
6.875% due 05/01/2018	4,800	5,671
7.500% due 01/15/2020	3,050	3,749
Pride International, Inc.
8.500% due 06/15/2019	3,600	4,582
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022	278	257
Reynolds American, Inc.
6.750% due 06/15/2017	12,300	14,261
7.250% due 06/15/2037	7,000	8,361
Rockies Express Pipeline LLC
3.900% due 04/15/2015	150	149
5.625% due 04/15/2020	39,025	33,952
6.850% due 07/15/2018	7,295	6,967
Rohm & Haas Co.
6.000% due 09/15/2017	10,740	12,254
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,405

Southwestern Energy Co.
4.100% due 03/15/2022	10,000	9,970
7.500% due 02/01/2018	3,000	3,560
Sunoco Logistics Partners Operations LP
3.450% due 01/15/2023	3,000	2,791
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,449
Symantec Corp.
3.950% due 06/15/2022	2,100	2,064
TCI Communications, Inc.
8.750% due 08/01/2015	127	147
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	6,000	6,194
4.949% due 01/15/2015	14,350	14,998
6.421% due 06/20/2016	4,750	5,226
Time Warner, Inc.
7.625% due 04/15/2031	505	639
7.700% due 05/01/2032	185	236
TransCanada PipeLines Ltd.
6.350% due 05/15/2067	500	522
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,931
6.000% due 03/15/2018	2,750	3,084
6.500% due 11/15/2020	15,044	16,951
7.375% due 04/15/2018	3,364	3,857
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,641	2,984
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	496	200
UAL Pass-Through Trust
9.750% due 07/15/2018	4,339	4,989
10.020% due 03/22/2014 ^	399	203
10.125% due 03/22/2015 ^	1,066	647
Universal Health Services, Inc.
7.125% due 06/30/2016	500	554
Vivendi S.A.
6.625% due 04/04/2018	12,175	14,087
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	4,059
Western Gas Partners LP
4.000% due 07/01/2022	600	583
Whirlpool Corp.
3.700% due 03/01/2023	6,150	5,903
Williams Cos., Inc.
7.875% due 09/01/2021	113	137
Wynn Las Vegas LLC
5.375% due 03/15/2022	10,000	10,150
7.750% due 08/15/2020	2,500	2,788
Xstrata Finance Canada Ltd.
4.250% due 10/25/2022	5,200	4,727

		548,392

UTILITIES 6.7%
AEP Texas Central Co.
6.650% due 02/15/2033	300	355
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	4,932
7.700% due 08/07/2013	1,760	1,766
8.700% due 08/07/2018	11,900	14,057
BellSouth Corp.
6.550% due 06/15/2034	8,000	8,768
BP Capital Markets PLC
5.250% due 11/07/2013	50	51
British Telecommunications PLC
9.625% due 12/15/2030	3,300	4,984
Bruce Mansfield Unit
6.850% due 06/01/2034	1,480	1,612
BVPS Funding Corp.
8.890% due 06/01/2017	765	836
Consumers Energy Co.
5.500% due 08/15/2016	1,730	1,960
Dominion Resources, Inc.
6.000% due 11/30/2017	500	582
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,496
Entergy Corp.
5.125% due 09/15/2020	3,900	4,095
Entergy Louisiana LLC
6.500% due 09/01/2018	360	423
Entergy Texas, Inc.
7.125% due 02/01/2019	1,981	2,365
FirstEnergy Corp.
7.375% due 11/15/2031	288	305
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	141
6.510% due 03/07/2022	150	159

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	13,072
10.500% due 03/25/2014	17,750	18,849
GG1C Funding Corp.
5.129% due 01/15/2014	465	468
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,223
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,222
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017	2,700	2,639
Metropolitan Edison Co.
7.700% due 01/15/2019	155	190
NGPL PipeCo LLC
7.119% due 12/15/2017	41,295	40,263
7.768% due 12/15/2037	4,000	3,540
Niagara Mohawk Power Corp.
2.721% due 11/28/2022	5,000	4,690
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,340
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,839
Plains All American Pipeline LP
8.750% due 05/01/2019	2,300	3,000
PNPP Funding Corp.
9.120% due 05/30/2016	524	542
PSEG Power LLC
5.320% due 09/15/2016	14,600	16,203
8.625% due 04/15/2031	6,400	8,835
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,698
Qtel International Finance Ltd.
3.375% due 10/14/2016	500	521
Rosneft Oil Co. via Rosneft International Finance Ltd.
3.149% due 03/06/2017	3,000	2,962
Telecom Italia Capital S.A.
5.250% due 11/15/2013	800	810
6.175% due 06/18/2014	4,004	4,149
Telstra Corp. Ltd.
4.800% due 10/12/2021	7,000	7,659
TNK-BP Finance S.A.
7.500% due 07/18/2016	4,200	4,678
7.875% due 03/13/2018	21,250	24,278
Utility Contract Funding LLC
7.944% due 10/01/2016	271	304
Williams Partners LP
7.250% due 02/01/2017	350	407

		250,268

Total Corporate Bonds & Notes (Cost $2,545,941)		2,741,163

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	5,385

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	5,867

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	795	1,059

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	831

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	3,500	3,986

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	867

Total Municipal Bonds & Notes (Cost $16,296)		17,995

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
4.000% due 09/01/2040 - 08/01/2043	49,483	51,482
Freddie Mac
5.000% due 01/30/2014 - 07/15/2014	2,400	2,480
Ginnie Mae
8.500% due 08/15/2030	25	29

Total U.S. Government Agencies (Cost $54,330)		53,991

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (g)(j)	36,900	31,898
2.750% due 11/15/2042 (j)	15,000	12,954
U.S. Treasury Inflation Protected Securities (b)
2.500% due 01/15/2029	1,083	1,335
U.S. Treasury Notes
2.000% due 02/15/2023	6,800	6,540

Total U.S. Treasury Obligations (Cost $56,762)		52,727

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Large Loan Trust
2.493% due 11/15/2015	5,988	6,007
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.484% due 01/15/2046	2,600	2,815
Structured Asset Mortgage Investments Trust
0.892% due 03/19/2034	1,999	1,929
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	6,000	6,036

Total Mortgage-Backed Securities (Cost $16,526)		16,787

ASSET-BACKED SECURITIES 0.1%
Denver Arena Trust
6.940% due 11/15/2019	523	538
Inwood Park CDO Ltd.
0.501% due 01/20/2021	1,465	1,462
MASTR Asset-Backed Securities Trust
0.273% due 05/25/2037	5	5

Total Asset-Backed Securities (Cost $1,944)		2,005

SOVEREIGN ISSUES 0.0%
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,480

Total Sovereign Issues (Cost $1,414)		1,480

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)	27,300	32,596

Total Convertible Preferred Securities (Cost $21,287)		32,596

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	8,000	223
Goldman Sachs Group, Inc.
3.750% due 07/29/2013 (c)	200,000	4,340

Total Preferred Securities (Cost $5,208)		4,563

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.0%
CERTIFICATES OF DEPOSIT 0.6%
Dexia Credit Local S.A.
1.400% due 09/20/2013	$20,000	20,033

Itau Unibanco Holding S.A.
0.000% due 03/03/2014	2,500	2,473

		22,506

COMMERCIAL PAPER 5.5%
International Business Machines Corp.
0.040% due 07/02/2013	25,000	25,000
PepsiCo, Inc.
0.060% due 07/19/2013	50,000	49,998
Pfizer, Inc.
0.040% due 07/05/2013	25,000	25,000
Sanofi
0.100% due 07/25/2013	50,000	49,997
Santander S.A.
2.750% due 07/02/2013	32,000	31,997
Standard Chartered Bank
0.950% due 10/01/2013	24,150	24,138

		206,130

REPURCHASE AGREEMENTS (e) 0.2%		7,735

U.S. TREASURY BILLS 0.0%
0.029% due 08/15/2013 - 05/01/2014 (a)(f)(j)	852	852

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 14.7%
PIMCO Short-Term Floating NAV Portfolio	32,733,334	327,530
PIMCO Short-Term Floating NAV Portfolio III	22,206,063	221,861

		549,391

Total Short-Term Instruments (Cost $786,816)		786,614

PURCHASED OPTIONS (h) 0.2%
(Cost $3,718)		5,977

Total Investments 99.4% (Cost $3,521,380)		$3,727,034
Written Options (i) (0.3%) (Premiums $6,962)		(10,893)
Other Assets and Liabilities (Net) 0.9%		33,336

Net Assets 100.0%		$3,749,477

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$7,735	Fannie Mae 2.200% due 10/17/2022	$(7,893)	$7,735	$7,735

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
SBI	(1.000%)	01/31/2013	01/31/2015	$4,532	$(4,513)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
GSC	0.070%	07/01/2013	07/02/2013	$3,963	$(3,963)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $7,553 at a weighted average interest rate of 0.227%.

(f)	Securities with an aggregate market value of $9,265 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)
CDX.IG-20 5-Year Index	(1.000%)	06/20/2018	$69,400	$(434)	$(94)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	0.950%	05/01/2018	$27,500	$(683)	$(738)

(g)	Securities with an aggregate market value of $1,674 and cash of $18 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$46,900	$3,718	$5,977

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$37,800	$134	$(164)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	37,800	134	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	197,100	3,705	(7,745)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013	51,100	61	(21)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013	51,100	123	(460)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	18,300	64	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	17,300	78	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	30,500	131	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	9,900	43	(151)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	18,500	70	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	28,600	496	(496)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	44,800	208	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013	90,900	1,573	(1,573)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	18,600	65	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013	18,600	77	(283)

							$6,962	$(10,893)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
AutoZone, Inc.	RYL	(0.810%	)	12/20/2015	0.206%	$2,500	$(38)	$0	$(38)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.137%	1,000	(15)	19	(34)
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.300%	2,000	(5)	0	(5)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.256%	2,000	(1)	0	(1)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	0.879%	500	1	33	(32)

							$(58)	$52	$(110)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	0.131%	$400	$8	$0	$8
ArcelorMittal	BPS	1.000%	03/20/2016	2.803%	2,100	(99)	(102)	3
ArcelorMittal	BRC	1.000%	03/20/2016	2.803%	6,200	(292)	(304)	12
ArcelorMittal	FBF	1.000%	03/20/2016	2.803%	3,200	(151)	(159)	8
ArcelorMittal	GST	1.000%	03/20/2016	2.803%	500	(24)	(27)	3
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2017	0.970%	29,000	47	(159)	206
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.970%	3,500	5	(67)	72
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2017	0.970%	9,200	15	(37)	52
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.398%	1,700	23	(10)	33
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.398%	600	8	(3)	11
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.398%	10,300	142	(42)	184
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.398%	5,500	76	(13)	89
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.408%	1,900	32	4	28
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.408%	2,300	38	5	33
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.437%	10,700	182	94	88
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.408%	2,700	44	5	39
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.363%	3,000	48	9	39
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.301%	2,100	33	(7)	40
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.301%	4,100	66	(13)	79
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.363%	1,800	29	6	23
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	0.301%	8,500	136	(40)	176
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	0.363%	100	2	1	1
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.362%	3,400	60	47	13
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.362%	2,200	39	30	9
Citigroup, Inc.	BOA	1.000%	09/20/2017	1.050%	10,000	(17)	(749)	732
Citigroup, Inc.	BRC	1.000%	12/20/2017	1.116%	3,750	(18)	(94)	76
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.116%	5,300	(25)	(135)	110
Ford Motor Co.	BRC	5.000%	12/20/2015	0.922%	1,550	159	167	(8)
Ford Motor Co.	BRC	5.000%	09/20/2017	1.593%	10,000	1,398	1,252	146
Ford Motor Co.	BRC	5.000%	12/20/2017	1.676%	30,000	4,304	3,863	441
Ford Motor Co.	DUB	5.000%	09/20/2017	1.593%	10,000	1,399	1,255	144
Ford Motor Co.	DUB	5.000%	12/20/2017	1.676%	32,500	4,663	4,022	641
Ford Motor Credit Co. LLC	MYC	5.000%	09/20/2017	1.362%	4,000	592	452	140
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.120%	9,500	(30)	(102)	72
General Electric Capital Corp.	BRC	1.000%	12/20/2017	1.089%	750	(3)	(9)	6
General Electric Capital Corp.	MYC	1.000%	12/20/2017	1.089%	24,500	(87)	(333)	246
Masco Corp.	BPS	5.000%	12/20/2017	1.792%	19,700	2,721	2,585	136
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%	35,000	313	(2,615)	2,928
MetLife, Inc.	BRC	1.000%	09/20/2017	1.074%	10,000	(27)	(781)	754
MetLife, Inc.	DUB	1.000%	09/20/2015	0.613%	1,000	9	(57)	66
MetLife, Inc.	UAG	1.000%	03/20/2016	0.736%	10,400	78	(162)	240
Mexico Government International Bond	CBK	1.000%	03/20/2018	1.232%	100	(1)	1	(2)
Mexico Government International Bond	GST	1.000%	03/20/2018	1.232%	1,100	(11)	5	(16)
Petrobras International Finance Co.	BPS	1.000%	06/20/2018	2.436%	3,000	(197)	(150)	(47)
Pioneer Natural Resources Co.	MYC	1.000%	12/20/2017	0.864%	5,000	31	(91)	122
Plains All American Pipeline LP	GST	1.000%	12/20/2017	0.787%	5,500	53	19	34
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.291%	3,600	64	(15)	79
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.291%	6,600	118	(21)	139
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	0.736%	13,000	97	(203)	300
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	0.736%	1,000	8	(19)	27
Shell International Finance BV	DUB	1.000%	06/20/2016	0.256%	1,400	31	28	3
Shell International Finance BV	JPM	1.000%	03/20/2016	0.238%	6,900	145	132	13
Teck Resources Ltd.	BRC	1.000%	12/20/2015	0.866%	3,300	12	(49)	61
Teck Resources Ltd.	BRC	1.000%	03/20/2016	0.990%	8,000	5	(19)	24
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.162%	4,200	62	26	36
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.162%	3,300	49	16	33
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.479%	800	15	(36)	51

						$16,377	$7,401	$8,976

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $1,789 have been pledged as collateral for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$11,136	$0	$11,136
Corporate Bonds & Notes
Banking & Finance	0	1,941,307	1,196	1,942,503
Industrials	0	501,055	47,337	548,392
Utilities	0	250,268	0	250,268
Municipal Bonds & Notes
California	0	5,385	0	5,385
Illinois	0	5,867	0	5,867
New Jersey	0	1,059	0	1,059
New York	0	831	0	831
Texas	0	3,986	0	3,986
Utah	0	867	0	867
U.S. Government Agencies	0	53,991	0	53,991
U.S. Treasury Obligations	0	52,727	0	52,727
Mortgage-Backed Securities	0	16,787	0	16,787
Asset-Backed Securities	0	2,005	0	2,005
Sovereign Issues	0	1,480	0	1,480
Convertible Preferred Securities
Banking & Finance	32,596	0	0	32,596
Preferred Securities
Banking & Finance	4,563	0	0	4,563
Short-Term Instruments
Certificates of Deposit	0	22,506	0	22,506
Commercial Paper	0	206,130	0	206,130
Repurchase Agreements	0	7,735	0	7,735
U.S. Treasury Bills	0	852	0	852
Central Funds Used for Cash Management Purposes	549,391	0	0	549,391
Purchased Options
Interest Rate Contracts	0	5,977	0	5,977
	$586,550	$3,091,951	$48,533	$3,727,034

Financial Derivative Instruments - Assets
Credit Contracts	$0	$9,049	$0	$9,049

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(277)	0	(277)
Interest Rate Contracts	0	(11,631)	0	(11,631)

	$0	$(11,908)	$0	$(11,908)

Totals	$586,550	$3,089,092	$48,533	$3,724,175

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,296	$0	$(30)	$(1)	$0	$(69)	$0	$0	$1,196	$(67)
Industrials	50,704	3,640	(6,204)	(53)	250	(1,000)	0	0	47,337	(539)
Utilities	1,704	0	(92)	0	0	0	0	(1,612)	0	0

Totals	$53,704	$3,640	$(6,326)	$(54)	$250	$(1,069)	$0	$(1,612)	$48,533	$(606)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,196	Third Party Vendor	Broker Quote	100.00 - 113.19
Industrials	47,337	Third Party Vendor	Broker Quote	99.75 - 117.00

Total	$48,533

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
CSC Holdings LLC
2.695% due 04/17/2020		$15,200	$15,067

Total Bank Loan Obligations (Cost $15,125)			15,067

CORPORATE BONDS & NOTES 67.7%
BANKING & FINANCE 23.3%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,000	1,057
American Express Co.
4.050% due 12/03/2042		410	360
6.800% due 09/01/2066		4,500	4,821
American International Group, Inc.
5.600% due 10/18/2016		300	335
5.850% due 01/16/2018		2,524	2,843
8.250% due 08/15/2018		4,300	5,342
Anadarko Finance Co.
7.500% due 05/01/2031		11,274	14,103
Banco de Credito del Peru
4.250% due 04/01/2023		16,000	14,840
5.375% due 09/16/2020		2,700	2,788
Banco de Credito e Inversiones
4.000% due 02/11/2023		6,600	6,235
Banco do Brasil S.A.
3.875% due 10/10/2022		11,050	9,711
4.500% due 01/20/2016	EUR	4,000	5,330
5.875% due 01/26/2022		$5,000	4,900
6.000% due 01/22/2020		21,650	23,274
Banco Santander Brasil S.A.
4.500% due 04/06/2015		700	707
4.625% due 02/13/2017		4,800	4,896
Banco Santander Chile
3.875% due 09/20/2022		44,000	40,995
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero
4.125% due 11/09/2022		9,150	8,601
Bank of America Corp.
5.000% due 05/13/2021		8,100	8,647
5.650% due 05/01/2018		32,100	35,688
5.700% due 01/24/2022		650	722
5.875% due 01/05/2021		3,700	4,169
5.875% due 02/07/2042		2,150	2,415
6.500% due 08/01/2016		1,610	1,816
7.375% due 05/15/2014		900	947
7.625% due 06/01/2019		23,260	27,976
Bank of Scotland PLC
6.375% due 08/16/2019	GBP	2,900	4,657
Bank One Corp.
8.000% due 04/29/2027		$3,600	4,841
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	3,880	5,089
4.250% due 02/25/2016		18,000	23,703
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$6,000	5,903
10.179% due 06/12/2021		10,940	13,934
14.000% due 06/15/2019 (c)	GBP	5,000	9,961
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,159
BBVA Banco Continental S.A.
3.250% due 04/08/2018		7,100	6,923
5.000% due 08/26/2022		9,100	8,895
BBVA Bancomer S.A.
6.500% due 03/10/2021		30,485	32,162
6.750% due 09/30/2022		17,800	19,268
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,162
6.400% due 10/02/2017		34,000	39,242
7.250% due 02/01/2018		22,300	26,571
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	8,703
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,200	7,605
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		18,600	17,765
BNP Paribas S.A.
7.195% due 06/25/2037 (c)		17,300	16,824
7.781% due 07/02/2018 (c)	EUR	4,000	5,695

BPCE S.A.
5.250% due 07/30/2014 (c)		4,150	5,280
Cantor Fitzgerald LP
7.875% due 10/15/2019		$10,090	10,449
Capital One Bank USA N.A.
3.375% due 02/15/2023		12,600	11,927
Chubb Corp.
6.500% due 05/15/2038		200	253
Citigroup, Inc.
0.823% due 08/25/2036		1,000	807
6.000% due 08/15/2017		10,000	11,275
6.125% due 08/25/2036		7,100	6,979
6.625% due 06/15/2032		900	934
8.125% due 07/15/2039		125,287	166,142
8.500% due 05/22/2019		8,500	10,719
Countrywide Capital
8.050% due 06/15/2027		2,680	3,286
Credit Agricole S.A.
7.589% due 01/30/2020 (c)	GBP	100	148
8.125% due 10/26/2019 (c)		100	155
8.375% due 10/13/2019 (c)		$4,970	5,287
CubeSmart LP
4.800% due 07/15/2022		2,000	2,078
DNB Bank ASA
3.200% due 04/03/2017		160	166
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		23,175	23,175
Export-Import Bank of Korea
4.000% due 01/11/2017		39,485	41,503
5.375% due 10/04/2016		5,800	6,458
5.875% due 01/14/2015		500	533
8.125% due 01/21/2014		2,000	2,078
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	15,524
Fidelity National Financial, Inc.
5.500% due 09/01/2022		22,800	24,195
First American Financial Corp.
4.300% due 02/01/2023		2,100	2,023
First Union Capital
7.950% due 11/15/2029		1,000	1,245
FMR LLC
4.950% due 02/01/2033		6,800	6,588
5.150% due 02/01/2043		6,200	6,011
Ford Holdings LLC
9.300% due 03/01/2030		2,892	3,967
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		9,800	10,272
4.207% due 04/15/2016		18,050	18,866
4.250% due 02/03/2017		21,000	21,953
5.000% due 05/15/2018		7,100	7,587
5.625% due 09/15/2015		3,000	3,230
6.625% due 08/15/2017		15,000	16,987
7.000% due 04/15/2015		10,400	11,301
General Electric Capital Corp.
0.755% due 08/15/2036		4,000	3,265
3.800% due 06/18/2019		1,800	1,875
5.875% due 01/14/2038		88,663	98,020
6.150% due 08/07/2037		8,385	9,528
6.250% due 12/15/2022 (c)		17,000	18,139
6.875% due 01/10/2039		34,764	43,026
7.500% due 08/21/2035		5,368	6,950
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		7,200	7,712
5.375% due 03/15/2020		15,000	16,292
5.950% due 01/18/2018		5,000	5,598
5.950% due 01/15/2027		210	216
6.000% due 06/15/2020		300	337
6.125% due 02/15/2033		7,400	8,124
6.150% due 04/01/2018		4,900	5,525
6.250% due 09/01/2017		17,600	19,957
6.250% due 02/01/2041		12,825	14,570
6.450% due 05/01/2036		4,000	4,040
6.750% due 10/01/2037		137,000	140,880
7.500% due 02/15/2019		90,300	107,322
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,200	6,947
HBOS PLC
0.897% due 03/29/2016	EUR	1,054	1,312
0.976% due 09/30/2016 (g)		$1,000	955
6.000% due 11/01/2033		3,500	3,248
6.750% due 05/21/2018		20,623	21,932
HCP, Inc.
6.750% due 02/01/2041		4,700	5,601
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	33,433

HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (c)	GBP	2,000	3,029
HSBC Bank USA N.A.
7.000% due 01/15/2039		$8,600	10,271
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)		2,122	3,019
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,345
HSBC Finance Corp.
6.676% due 01/15/2021		20,400	22,577
HSBC Holdings PLC
4.000% due 03/30/2022		1,200	1,230
4.875% due 01/14/2022		3,400	3,674
5.100% due 04/05/2021		29,175	32,090
6.100% due 01/14/2042		29,550	34,537
6.500% due 05/02/2036		18,400	20,479
6.500% due 09/15/2037		2,100	2,344
6.800% due 06/01/2038		21,975	25,379
7.350% due 11/27/2032		2,500	2,987
7.625% due 05/17/2032		7,700	9,319
International Lease Finance Corp.
5.650% due 06/01/2014		1,400	1,430
7.125% due 09/01/2018		30,700	34,077
Intesa Sanpaolo SpA
3.625% due 08/12/2015		1,100	1,103
6.500% due 02/24/2021		10,000	10,082
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		28,875	27,034
5.500% due 08/06/2022		9,900	9,504
5.650% due 03/19/2022		20,250	19,693
6.200% due 12/21/2021		8,000	8,140
JPMorgan Chase & Co.
3.250% due 09/23/2022		7,000	6,655
4.250% due 10/15/2020		25,000	26,014
4.400% due 07/22/2020		14,200	14,865
4.500% due 01/24/2022		41,500	43,510
4.625% due 05/10/2021		25,100	26,562
4.950% due 03/25/2020		6,100	6,668
5.600% due 07/15/2041		22,750	24,597
6.000% due 01/15/2018		1,000	1,142
6.300% due 04/23/2019		15,575	18,108
6.400% due 05/15/2038		33,649	39,640
7.900% due 04/30/2018 (c)		27,587	31,205
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		2,400	2,359
0.886% due 05/31/2017	EUR	14,300	17,981
5.375% due 09/28/2016	GBP	600	998
JPMorgan Chase Capital
1.226% due 09/30/2034		$2,000	1,583
Korea Development Bank
3.500% due 08/22/2017		9,200	9,411
3.875% due 05/04/2017		2,000	2,059
4.000% due 09/09/2016		5,800	6,156
Korea Finance Corp.
2.250% due 08/07/2017		14,115	13,697
3.250% due 09/20/2016		1,000	1,037
Lloyds TSB Bank PLC
7.625% due 04/22/2025	GBP	4,150	7,023
9.625% due 04/06/2023		2,200	4,189
Macquarie Bank Ltd.
6.625% due 04/07/2021		$37,200	39,404
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	8,240
Merrill Lynch & Co., Inc.
0.499% due 05/30/2014	EUR	6,200	8,054
6.400% due 08/28/2017		$13,045	14,739
6.875% due 04/25/2018		86,290	99,382
6.875% due 11/15/2018		2,500	2,914
7.750% due 05/14/2038		15,700	18,027
MetLife, Inc.
6.375% due 06/15/2034		250	303
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	2,953
Morgan Stanley
0.611% due 04/13/2016	EUR	150	191
5.375% due 10/15/2015		$300	321
5.500% due 07/24/2020		12,700	13,691
5.625% due 09/23/2019		29,500	31,735
5.750% due 01/25/2021		10,000	10,866
6.375% due 07/24/2042		66,200	74,189
6.625% due 04/01/2018		17,200	19,509
7.300% due 05/13/2019		48,010	55,814
Mutual of Omaha Insurance Co.
6.800% due 06/15/2036		7,075	8,210
6.950% due 10/15/2040		9,590	11,305

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	21,923
New York Life Insurance Co.
6.750% due 11/15/2039		12,500	15,567
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	7,855
Nordea Bank AB
4.875% due 01/27/2020		200	220
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	33,814
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	430
Pacific Life Insurance Co.
9.250% due 06/15/2039		91,456	122,000
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	30,036
Petrobras Global Finance BV
4.250% due 10/02/2023	EUR	4,000	5,201
5.375% due 10/01/2029	GBP	14,000	20,282
5.625% due 05/20/2043		$54,087	47,260
Prudential Financial, Inc.
5.700% due 12/14/2036		3,500	3,733
5.800% due 11/16/2041		5,000	5,407
6.200% due 11/15/2040		10,800	12,393
6.625% due 12/01/2037		3,000	3,575
6.625% due 06/21/2040		1,015	1,214
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	10,632
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	10,576
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (c)		500	503
Rabobank Group
6.875% due 03/19/2020	EUR	17,300	24,320
11.000% due 06/30/2019 (c)		$24,800	32,001
RCI Banque S.A.
3.500% due 04/03/2018		18,850	18,771
Regions Bank
6.450% due 06/26/2037		15,395	16,215
Regions Financial Corp.
7.375% due 12/10/2037		5,470	6,154
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		10,700	10,944
6.299% due 05/15/2017		3,200	3,412
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		17,600	17,662
Santander Issuances S.A.U.
1.254% due 01/31/2018	GBP	4,000	5,233
4.500% due 09/30/2019	EUR	3,900	4,416
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$2,500	2,625
5.499% due 07/07/2015		5,850	6,213
6.125% due 02/07/2022		7,300	7,637
SLM Corp.
0.576% due 01/27/2014		200	198
4.280% due 01/26/2015 (e)	HKD	15,000	1,944
5.000% due 10/01/2013		$3,320	3,341
5.375% due 05/15/2014		8,525	8,706
5.500% due 01/25/2023		3,300	3,156
5.625% due 08/01/2033		25,045	20,913
6.250% due 01/25/2016		4,900	5,212
7.250% due 01/25/2022		32,000	33,760
8.000% due 03/25/2020		16,800	18,249
8.450% due 06/15/2018		38,525	42,955
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		67,805	83,165
Temasek Financial Ltd.
3.375% due 07/23/2042		1,000	803
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	383	653
UBS AG
4.875% due 08/04/2020		$2,684	2,967
5.875% due 12/20/2017		2,673	3,077
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		800	827
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,421
Wachovia Bank N.A.
5.850% due 02/01/2037		$5,901	6,604
6.600% due 01/15/2038		6,302	7,734
Wachovia Corp.
0.647% due 10/15/2016		1,500	1,474
WEA Finance LLC
4.625% due 05/10/2021		5,000	5,281
6.750% due 09/02/2019		2,500	2,955
7.125% due 04/15/2018		12,900	15,320

Wells Fargo & Co.
5.375% due 02/07/2035	4,900	5,356
Wells Fargo Bank N.A.
5.950% due 08/26/2036	800	898
Wells Fargo Capital
5.950% due 12/01/2086	2,100	2,090
Weyerhaeuser Co.
6.875% due 12/15/2033	10,113	11,597
6.950% due 10/01/2027	4,500	5,157
7.375% due 10/01/2019	13,000	15,366
7.375% due 03/15/2032	134,017	161,446
7.950% due 03/15/2025	800	993

		3,533,256

INDUSTRIALS 34.0%
AbbVie, Inc.
4.400% due 11/06/2042	23,900	22,313
Actavis, Inc.
4.625% due 10/01/2042	10,000	8,968
ADT Corp.
2.250% due 07/15/2017	800	786
4.875% due 07/15/2042	48,500	41,364
Air Canada Pass-Through Trust
4.125% due 11/15/2026	750	748
Alcoa, Inc.
5.900% due 02/01/2027	3,000	2,811
Altria Group, Inc.
2.850% due 08/09/2022	1,000	926
9.250% due 08/06/2019	270	358
9.700% due 11/10/2018	1,993	2,651
9.950% due 11/10/2038	39,445	58,599
10.200% due 02/06/2039	102,301	154,548
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	2,900	3,168
American Airlines Pass-Through Trust
5.250% due 07/31/2022	8,427	8,954
8.625% due 04/15/2023	1,820	1,934
10.375% due 01/02/2021	38,325	40,624
Amgen, Inc.
4.950% due 10/01/2041	5,050	4,919
5.150% due 11/15/2041	118,390	118,472
5.375% due 05/15/2043	22,290	23,165
5.650% due 06/15/2042	12,760	13,677
6.375% due 06/01/2037	4,110	4,788
6.400% due 02/01/2039	21,700	25,105
6.900% due 06/01/2038	9,750	12,010
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,118
Anadarko Petroleum Corp.
6.200% due 03/15/2040	30,450	34,315
6.375% due 09/15/2017	4,200	4,833
6.450% due 09/15/2036	31,983	37,213
7.000% due 11/15/2027	1,000	1,035
7.950% due 06/15/2039	49,603	65,828
Anglo American Capital PLC
9.375% due 04/08/2019	5,000	6,313
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	125
Apache Corp.
4.750% due 04/15/2043	500	477
5.100% due 09/01/2040	2,100	2,123
ArcelorMittal
7.500% due 10/15/2039	14,795	14,203
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	20,500	18,040
Asciano Finance Ltd.
6.000% due 04/07/2023	22,900	24,502
Aviation Capital Group Corp.
7.125% due 10/15/2020	21,050	22,978
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	3,572	3,733
Barrick Gold Corp.
5.250% due 04/01/2042	20,200	15,573
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	3,626
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	24,917
7.500% due 09/15/2038	6,200	6,462
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	17,969	15,324
BAT International Finance PLC
3.250% due 06/07/2022	1,550	1,519
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	4,739

Boeing Co.
6.875% due 03/15/2039	2,600	3,422
Boston Scientific Corp.
6.000% due 01/15/2020	6,900	7,817
7.000% due 11/15/2035	39,807	47,233
7.375% due 01/15/2040	48,582	61,580
Braskem Finance Ltd.
5.750% due 04/15/2021	8,775	8,600
7.000% due 05/07/2020	1,200	1,278
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	37,450	34,441
4.450% due 03/15/2043	76,500	71,650
5.050% due 03/01/2041	11,900	12,087
5.750% due 05/01/2040	12,720	14,231
6.150% due 05/01/2037	1,500	1,749
6.200% due 08/15/2036	800	931
6.530% due 07/15/2037	2,500	2,951
7.290% due 06/01/2036	800	1,033
7.950% due 08/15/2030	600	795
Cameron International Corp.
5.950% due 06/01/2041	12,800	14,545
7.000% due 07/15/2038	16,804	20,378
Canadian Natural Resources Ltd.
6.750% due 02/01/2039	1,675	1,977
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	20,752
6.000% due 04/01/2042	9,200	9,514
CC Holdings GS LLC
3.849% due 04/15/2023	6,000	5,666
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,530
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,900	29,975
Cielo S.A.
3.750% due 11/16/2022	15,000	13,200
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	45,445	37,729
CNOOC Finance Ltd.
3.875% due 05/02/2022	10,900	10,538
4.250% due 05/09/2043	21,225	17,887
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,153
Comcast Corp.
4.500% due 01/15/2043	5,700	5,471
4.650% due 07/15/2042	41,289	39,792
5.650% due 06/15/2035	10,000	11,138
6.400% due 05/15/2038	500	599
6.400% due 03/01/2040	62,500	75,043
6.450% due 03/15/2037	7,300	8,765
6.550% due 07/01/2039	48,460	58,637
6.950% due 08/15/2037	26,300	33,243
7.050% due 03/15/2033	6,000	7,517
ConAgra Foods, Inc.
7.000% due 10/01/2028	1,800	2,168
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	900	898
4.750% due 07/12/2022	6,324	6,767
6.000% due 07/12/2020	1,632	1,693
7.250% due 05/10/2021	6,726	7,869
7.566% due 09/15/2021	101	105
9.000% due 01/08/2018	5,811	6,668
Corning, Inc.
5.750% due 08/15/2040	6,800	7,440
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	1,670
COX Communications, Inc.
6.450% due 12/01/2036	2,431	2,738
8.375% due 03/01/2039	44,990	61,222
Crown Castle Towers LLC
6.113% due 01/15/2020	44,300	50,882
CSN Islands Corp.
6.875% due 09/21/2019	7,932	8,051
CSN Resources S.A.
6.500% due 07/21/2020	1,600	1,566
CSX Corp.
5.500% due 04/15/2041	16,449	17,637
6.220% due 04/30/2040	5,560	6,505
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	11,738
CVS Pass-Through Trust
5.773% due 01/10/2033	8,444	9,251
5.880% due 01/10/2028	3,274	3,666
5.926% due 01/10/2034	26,552	29,736
6.036% due 12/10/2028	2,476	2,797
6.943% due 01/10/2030	12,420	14,643
7.507% due 01/10/2032	70,913	87,512
8.353% due 07/10/2031	8,748	11,229

Daimler Finance North America LLC
8.500% due 01/18/2031		100	142
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		3,080	3,272
6.200% due 01/02/2020		1,207	1,294
7.750% due 06/17/2021		11,592	13,476
Deutsche Telekom International Finance BV
4.875% due 03/06/2042		3,000	2,941
6.750% due 08/20/2018		1,100	1,327
8.750% due 06/15/2030		73,250	101,947
Devon Energy Corp.
4.750% due 05/15/2042		33,050	31,002
5.600% due 07/15/2041		2,025	2,108
7.950% due 04/15/2032		18,496	24,293
Devon Financing Corp. LLC
7.875% due 09/30/2031		16,865	21,913
DIRECTV Holdings LLC
6.000% due 08/15/2040		4,400	4,414
6.375% due 03/01/2041		22,200	23,300
Discovery Communications LLC
3.300% due 05/15/2022		600	574
4.375% due 06/15/2021		8,000	8,408
5.625% due 08/15/2019		300	345
Dolphin Energy Ltd.
5.500% due 12/15/2021		300	325
Dow Chemical Co.
4.375% due 11/15/2042		1,125	1,001
5.250% due 11/15/2041		14,000	13,968
9.400% due 05/15/2039		45,009	66,130
Ecolab, Inc.
5.500% due 12/08/2041		15,600	17,117
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		14,200	18,877
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042		13,405	11,954
7.500% due 11/15/2040		21,847	27,443
Encana Corp.
5.150% due 11/15/2041		22,050	20,992
6.500% due 08/15/2034		5,510	6,079
6.500% due 02/01/2038		35,250	39,329
6.625% due 08/15/2037		21,782	24,450
Energy Transfer Partners LP
6.625% due 10/15/2036		7,000	7,577
7.500% due 07/01/2038		20,600	24,171
8.500% due 04/15/2014		802	849
9.700% due 03/15/2019		886	1,151
Enterprise Products Operating LLC
4.450% due 02/15/2043		85,900	76,632
4.850% due 08/15/2042		11,300	10,701
4.850% due 03/15/2044		21,200	20,207
5.700% due 02/15/2042		7,422	7,896
5.750% due 03/01/2035		15,361	16,419
5.950% due 02/01/2041		7,513	8,222
6.125% due 10/15/2039		5,000	5,585
6.450% due 09/01/2040		2,395	2,791
6.650% due 10/15/2034		2,000	2,352
7.550% due 04/15/2038		4,000	5,112
Fidelity National Information Services, Inc.
3.500% due 04/15/2023		6,800	6,150
Ford Motor Co.
4.750% due 01/15/2043		6,900	6,110
7.400% due 11/01/2046		7,050	8,350
7.450% due 07/16/2031		14,661	17,639
8.900% due 01/15/2032		5,660	7,190
9.980% due 02/15/2047		5,300	7,332
Freeport-McMoRan Copper & Gold, Inc.
5.450% due 03/15/2043		32,850	29,097
General Electric Co.
4.125% due 10/09/2042		43,800	40,971
Georgia-Pacific LLC
5.400% due 11/01/2020		4,600	5,135
7.375% due 12/01/2025		400	510
8.875% due 05/15/2031		3,750	5,256
Gerdau Holdings, Inc.
7.000% due 01/20/2020		6,300	6,678
Gerdau Trade, Inc.
5.750% due 01/30/2021		9,100	9,009
Gilead Sciences, Inc.
5.650% due 12/01/2041		17,130	19,143
Glencore Finance Europe S.A.
6.000% due 04/03/2022	GBP	1,500	2,417
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$20,000	16,917
GTL Trade Finance, Inc.
7.250% due 10/20/2017		9,500	10,355

Heineken NV
4.000% due 10/01/2042	2,000	1,712
Hess Corp.
6.000% due 01/15/2040	8,780	9,382
7.300% due 08/15/2031	2,000	2,406
7.875% due 10/01/2029	4,270	5,352
Hewlett-Packard Co.
2.625% due 12/09/2014	1,000	1,021
6.000% due 09/15/2041	450	436
HJ Heinz Co.
6.375% due 07/15/2028	650	689
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	5,226
7.125% due 08/01/2039	39,043	41,581
Home Depot, Inc.
5.400% due 09/15/2040	2,500	2,802
Hospira, Inc.
5.600% due 09/15/2040	900	742
Humana, Inc.
8.150% due 06/15/2038	1,000	1,340
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	2,800	2,636
Intel Corp.
4.800% due 10/01/2041	500	500
International Paper Co.
6.000% due 11/15/2041	7,400	7,907
7.300% due 11/15/2039	5,000	6,026
8.700% due 06/15/2038	11,500	15,668
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	47,918
KazMunayGas National Co. JSC
5.750% due 04/30/2043	11,900	10,576
Kerr-McGee Corp.
6.950% due 07/01/2024	1,008	1,207
7.875% due 09/15/2031	3,000	3,758
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	262
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	13,700	12,986
5.000% due 03/01/2043	17,900	16,960
5.625% due 09/01/2041	1,700	1,734
5.800% due 03/15/2035	8,742	9,066
6.500% due 02/01/2037	6,219	6,986
6.500% due 09/01/2039	36,345	40,833
6.550% due 09/15/2040	26,500	30,134
6.950% due 01/15/2038	34,300	40,719
7.400% due 03/15/2031	500	595
Kraft Foods Group, Inc.
5.000% due 06/04/2042	13,000	13,230
6.500% due 02/09/2040	103,898	124,513
Kroger Co.
5.400% due 07/15/2040	35	36
6.900% due 04/15/2038	5,000	5,929
7.500% due 04/01/2031	150	182
LyondellBasell Industries NV
5.750% due 04/15/2024	13,000	14,316
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,416
Masco Corp.
5.950% due 03/15/2022	3,000	3,165
6.500% due 08/15/2032	13,602	13,602
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,022
McKesson Corp.
6.000% due 03/01/2041	2,600	3,055
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	10,767
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	14,457
Mondelez International, Inc.
6.875% due 02/01/2038	7,030	8,625
7.000% due 08/11/2037	4,000	4,967
Nakilat, Inc.
6.067% due 12/31/2033	1,600	1,809
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (c)	16,400	16,426
NBCUniversal Media LLC
4.450% due 01/15/2043	27,200	25,522
5.950% due 04/01/2041	53,800	61,732
6.400% due 04/30/2040	12,700	15,256
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	47,180	37,279
Newmont Mining Corp.
4.875% due 03/15/2042	1,200	929
5.875% due 04/01/2035	395	378
6.250% due 10/01/2039	32,200	30,974

News America, Inc.
6.150% due 03/01/2037		600	653
6.150% due 02/15/2041		49,100	54,769
6.650% due 11/15/2037		19,131	22,106
6.900% due 08/15/2039		7,229	8,538
7.750% due 12/01/2045		4,773	6,216
Noble Holding International Ltd.
5.250% due 03/15/2042		1,600	1,440
6.050% due 03/01/2041		18,500	18,786
Northern Natural Gas Co.
4.100% due 09/15/2042		15,000	13,630
Northwest Airlines Pass-Through Trust
1.024% due 11/20/2015		9,812	9,677
Northwest Pipeline GP
6.050% due 06/15/2018		725	846
ONEOK Partners LP
6.125% due 02/01/2041		17,627	18,274
6.650% due 10/01/2036		4,765	5,314
6.850% due 10/15/2037		13,300	15,134
Owens Corning
4.200% due 12/15/2022		4,600	4,463
PepsiCo, Inc.
4.000% due 03/05/2042		2,400	2,177
Pertamina Persero PT
4.300% due 05/20/2023		13,750	12,787
Petrobras International Finance Co.
3.875% due 01/27/2016		2,500	2,584
5.375% due 01/27/2021		5,300	5,349
5.750% due 01/20/2020		2,300	2,403
5.875% due 03/01/2018		12,200	13,186
5.875% due 03/07/2022	EUR	1,200	1,738
6.750% due 01/27/2041		$40,050	40,248
6.875% due 01/20/2040		9,650	9,846
7.875% due 03/15/2019		7,600	8,823
Philip Morris International, Inc.
3.875% due 08/21/2042		675	575
4.375% due 11/15/2041		22,400	20,431
6.375% due 05/16/2038		9,235	11,023
Phillips 66
5.875% due 05/01/2042		4,050	4,485
Pioneer Natural Resources Co.
3.950% due 07/15/2022		11,590	11,459
6.650% due 03/15/2017		8,812	10,057
6.875% due 05/01/2018		4,154	4,908
7.200% due 01/15/2028		21,843	26,585
7.500% due 01/15/2020		8,872	10,905
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	24,302
PPG Industries, Inc.
5.500% due 11/15/2040		3,600	3,886
Pride International, Inc.
6.875% due 08/15/2020		6,800	8,078
7.875% due 08/15/2040		43,700	60,067
8.500% due 06/15/2019		4,235	5,391
QVC, Inc.
5.950% due 03/15/2043		44,900	40,553
Reynolds American, Inc.
3.250% due 11/01/2022		13,900	12,939
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,363
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	7,362
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		13,500	12,494
Roche Holdings, Inc.
6.000% due 03/01/2019		5,000	5,975
Rock Tenn Co.
4.000% due 03/01/2023		8,350	8,057
4.450% due 03/01/2019		4,380	4,641
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	20,140
6.850% due 07/15/2018		2,000	1,910
6.875% due 04/15/2040		46,550	40,266
7.500% due 07/15/2038		25,890	23,948
Rohm & Haas Co.
7.850% due 07/15/2029		7,163	9,354
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		14,000	14,875
7.487% due 03/25/2031	GBP	6,100	9,927
Sealed Air Corp.
6.875% due 07/15/2033		$2,000	1,910
Southern Copper Corp.
5.250% due 11/08/2042		4,700	3,884
Southern Natural Gas Co. LLC
8.000% due 03/01/2032		8,146	10,854

Southwestern Energy Co.
4.100% due 03/15/2022		6,600	6,580
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022		2,000	2,053
4.950% due 01/15/2043		28,400	25,541
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		1,000	945
5.125% due 02/22/2021		700	734
TCI Communications, Inc.
7.875% due 02/15/2026		105	139
Teck Resources Ltd.
5.400% due 02/01/2043		32,340	28,437
6.000% due 08/15/2040		16,600	15,638
6.125% due 10/01/2035		7,300	7,273
6.250% due 07/15/2041		30,000	28,538
Telefonica Emisiones S.A.U.
4.750% due 02/07/2017	EUR	600	838
4.949% due 01/15/2015		$2,200	2,299
5.375% due 02/02/2018	GBP	2,700	4,336
5.496% due 04/01/2016	EUR	6,500	9,201
6.421% due 06/20/2016		$19,082	20,996
7.045% due 06/20/2036		19,000	20,973
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		320	422
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	6,409
Time Warner Cable, Inc.
4.500% due 09/15/2042		32,200	25,086
6.750% due 06/15/2039		51,900	53,152
7.300% due 07/01/2038		7,200	7,855
Time Warner, Inc.
4.875% due 03/15/2020		1,000	1,091
4.900% due 06/15/2042		3,000	2,868
5.375% due 10/15/2041		5,000	5,080
6.100% due 07/15/2040		26,100	28,623
6.200% due 03/15/2040		10,000	11,055
6.250% due 03/29/2041		14,850	16,458
6.500% due 11/15/2036		20,625	23,421
7.700% due 05/01/2032		21,050	26,858
Topaz Solar Farms LLC
4.875% due 09/30/2039		7,800	7,466
TransCanada PipeLines Ltd.
6.200% due 10/15/2037		3,484	4,092
7.250% due 08/15/2038		2,000	2,614
7.625% due 01/15/2039		3,500	4,763
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042		2,600	2,369
5.400% due 08/15/2041		4,330	4,553
Transocean, Inc.
6.000% due 03/15/2018		300	336
6.500% due 11/15/2020		10,600	11,944
6.800% due 03/15/2038		47,350	50,569
7.500% due 04/15/2031		4,550	5,074
U.S. Airways Pass-Through Trust
3.950% due 11/15/2025		1,000	963
7.125% due 04/22/2025		4,644	5,247
UAL Pass-Through Trust
9.750% due 07/15/2018		33,962	39,056
10.400% due 05/01/2018		5,232	6,017
UnitedHealth Group, Inc.
4.375% due 03/15/2042		20,000	18,579
4.625% due 11/15/2041		14,000	13,506
5.800% due 03/15/2036		300	338
5.950% due 02/15/2041		4,700	5,345
6.625% due 11/15/2037		2,600	3,176
Vale Overseas Ltd.
6.875% due 11/21/2036		30,950	31,517
6.875% due 11/10/2039		47,240	47,961
8.250% due 01/17/2034		11,300	13,337
Vale S.A.
5.625% due 09/11/2042		3,200	2,810
Wal-Mart Stores, Inc.
4.000% due 04/11/2043		22,800	20,887
Weatherford International Ltd.
6.750% due 09/15/2040		7,600	7,895
WellPoint, Inc.
4.625% due 05/15/2042		21,600	20,135
4.650% due 01/15/2043		43,996	41,213
Whirlpool Corp.
5.150% due 03/01/2043		26,075	24,801
Williams Cos., Inc.
7.500% due 01/15/2031		11,127	12,718
7.875% due 09/01/2021		916	1,107
8.750% due 03/15/2032		29,088	37,019
Williams Partners LP
6.300% due 04/15/2040		19,450	20,475

Woodside Finance Ltd.
4.600% due 05/10/2021	6,800	7,161
Wyeth LLC
5.950% due 04/01/2037	500	589
Wynn Las Vegas LLC
5.375% due 03/15/2022	3,980	4,040
Xstrata Finance Canada Ltd.
5.550% due 10/25/2042	10,330	8,693
6.000% due 11/15/2041	25,670	23,086
6.900% due 11/15/2037	1,500	1,508

		5,167,723

UTILITIES 10.4%
AEP Texas Central Co.
6.650% due 02/15/2033	500	592
AGL Capital Corp.
5.875% due 03/15/2041	7,500	8,583
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,248
8.700% due 08/07/2018	18,600	21,972
Alabama Power Co.
3.850% due 12/01/2042	3,750	3,296
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	22,443	24,323
Appalachian Power Co.
5.800% due 10/01/2035	2,176	2,391
6.375% due 04/01/2036	4,350	5,088
6.700% due 08/15/2037	3,600	4,284
7.000% due 04/01/2038	2,093	2,578
AT&T, Inc.
4.300% due 12/15/2042	9,103	7,968
4.350% due 06/15/2045	41,947	36,684
5.350% due 09/01/2040	118,377	120,331
5.550% due 08/15/2041	21,000	21,967
6.300% due 01/15/2038	26,830	29,954
6.500% due 09/01/2037	15,118	17,224
6.550% due 02/15/2039	18,500	21,333
BellSouth Corp.
6.875% due 10/15/2031	4,200	4,779
British Telecommunications PLC
9.625% due 12/15/2030	10,200	15,405
Bruce Mansfield Unit
6.850% due 06/01/2034	6,706	7,300
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,900	4,095
Cleco Power LLC
6.000% due 12/01/2040	17,400	18,871
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,592
CMS Energy Corp.
4.700% due 03/31/2043	8,900	8,261
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	992
5.500% due 12/01/2039	3,400	3,806
5.700% due 06/15/2040	5,000	5,755
6.300% due 08/15/2037	4,000	4,921
6.750% due 04/01/2038	9,950	12,906
Dominion Resources, Inc.
4.050% due 09/15/2042	4,000	3,528
5.950% due 06/15/2035	10,000	11,617
DTE Electric Co.
3.950% due 06/15/2042	500	460
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	15,358
Duke Energy Florida, Inc.
5.650% due 04/01/2040	7,400	8,457
6.400% due 06/15/2038	50	62
Duke Energy Indiana, Inc.
6.120% due 10/15/2035	6,724	7,529
Electricite de France S.A.
6.950% due 01/26/2039	12,650	15,603
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,241
Entergy Corp.
5.125% due 09/15/2020	8,400	8,819
Exelon Generation Co. LLC
5.600% due 06/15/2042	12,346	12,461
6.250% due 10/01/2039	13,190	14,409
FirstEnergy Corp.
7.375% due 11/15/2031	10,536	11,148
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	52,381	58,580
France Telecom S.A.
8.500% due 03/01/2031	10,650	14,517

Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	11,400	10,498
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	423
6.510% due 03/07/2022	35,925	38,170
7.288% due 08/16/2037	8,300	8,922
8.125% due 07/31/2014	100	106
8.146% due 04/11/2018	8,700	10,005
8.625% due 04/28/2034	5,710	6,795
9.250% due 04/23/2019	1,413	1,710
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,036
Idaho Power Co.
4.850% due 08/15/2040	9,000	9,556
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,196
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	6,996
7.350% due 02/01/2019	200	242
Kentucky Utilities Co.
5.125% due 11/01/2040	17,600	19,452
Koninklijke KPN NV
8.375% due 10/01/2030	28,590	35,448
Metropolitan Edison Co.
3.500% due 03/15/2023	3,700	3,549
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,485
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,674
6.125% due 04/01/2036	10,725	12,218
6.500% due 09/15/2037	24,750	29,514
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	975
7.768% due 12/15/2037	63,605	56,290
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	5,650	5,084
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	21,700	19,964
5.326% due 02/03/2016	2,000	2,105
6.604% due 02/03/2021	8,700	9,396
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	12,417	12,603
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	25,183
Ohio Edison Co.
6.875% due 07/15/2036	3,500	4,263
8.250% due 10/15/2038	1,000	1,472
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,502
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	15,995
5.300% due 06/01/2042	600	639
7.250% due 01/15/2033	3,400	4,390
7.500% due 09/01/2038	4,615	6,277
Pacific Gas & Electric Co.
4.450% due 04/15/2042	5,150	4,928
5.400% due 01/15/2040	800	877
5.800% due 03/01/2037	8,600	9,801
6.050% due 03/01/2034	5,200	6,087
6.250% due 03/01/2039	9,900	11,897
6.350% due 02/15/2038	1,000	1,212
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	549
Perusahaan Listrik Negara PT
5.250% due 10/24/2042	4,000	3,340
Plains All American Pipeline LP
4.300% due 01/31/2043	6,850	6,013
5.150% due 06/01/2042	56,610	56,650
6.650% due 01/15/2037	25,946	30,723
6.700% due 05/15/2036	1,900	2,221
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	6,040
Progress Energy, Inc.
7.750% due 03/01/2031	400	519
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,283
Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	6,685
Puget Sound Energy, Inc.
5.764% due 07/15/2040	9,000	10,604
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,509	1,629
5.838% due 09/30/2027	16,700	18,954
6.332% due 09/30/2027	10,450	12,267
6.750% due 09/30/2019	3,000	3,525

Rosneft Oil Co. via Rosneft International Finance Ltd.
4.199% due 03/06/2022	5,500	5,109
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	36,600	33,397
Southern California Edison Co.
6.000% due 01/15/2034	400	483
6.650% due 04/01/2029	600	740
Southern Power Co.
6.375% due 11/15/2036	3,500	3,748
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,100	3,518
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,271
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043	25,000	22,606
Telecom Italia Capital S.A.
6.999% due 06/04/2018	500	552
7.200% due 07/18/2036	7,845	7,771
7.721% due 06/04/2038	14,650	14,952
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	9,847
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,244
6.625% due 03/20/2017	11,900	12,971
7.250% due 02/02/2020	26,750	30,060
7.500% due 07/18/2016	9,050	10,079
7.875% due 03/13/2018	50,020	57,148
Toledo Edison Co.
6.150% due 05/15/2037	11,490	13,222
VerizonCommunications, Inc.
3.850% due 11/01/2042	15,000	12,511
4.750% due 11/01/2041	3,500	3,345
6.000% due 04/01/2041	15,617	17,602
6.400% due 02/15/2038	14,600	17,073
6.900% due 04/15/2038	26,685	32,940
7.350% due 04/01/2039	14,992	19,421
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,495
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	484
Vodafone Group PLC
4.375% due 02/19/2043	18,400	16,566
6.150% due 02/27/2037	18,938	20,997
6.250% due 11/30/2032	2,400	2,673

		1,578,050

Total Corporate Bonds & Notes (Cost $10,127,863)		10,279,029

MUNICIPAL BONDS & NOTES 8.3%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,440

CALIFORNIA 3.7%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	3,200	3,743
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	9,400	10,921
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	846
6.907% due 10/01/2050	28,945	35,904
6.918% due 04/01/2040	1,600	2,005
7.043% due 04/01/2050	48,575	61,922
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,547
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	84
California Educational Facilities Authority Revenue Bonds, Series 2010
5.250% due 04/01/2040	415	507
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,005
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,475	19,985
7.350% due 11/01/2039	1,000	1,299
7.500% due 04/01/2034	5,580	7,239
7.550% due 04/01/2039	19,285	25,843
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	20,220	27,403
7.625% due 03/01/2040	4,750	6,385
7.700% due 11/01/2030	2,400	2,893
7.950% due 03/01/2036	27,000	32,068
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	9,787

7.804% due 03/01/2035	9,010	10,275
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,185
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	14,708
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	100
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	12,285
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	360	443
6.750% due 08/01/2049	34,095	42,596
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	5,597
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	17,919
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	6,100	7,287
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	5,877
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,489
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,043
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	20,000	21,035
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	269
5.755% due 07/01/2029	170	185
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	22,806
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	8,650
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	300	329
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,239
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,202
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,298
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	21,664
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	12,403
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	11,763
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	8,782
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,036
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	130	140
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,829
6.583% due 05/15/2049	6,600	7,834
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	1,112
6.398% due 05/15/2031	10,000	11,396
6.548% due 05/15/2048	23,200	27,718
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,442

		553,322

COLORADO 0.0%
Aurora, Colorado Water Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	110

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,423

GEORGIA 0.1%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	115
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	5,658

6.655% due 04/01/2057	3,780	4,036

		9,809

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	972
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	3,200	3,718
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,121

		7,811

INDIANA 0.0%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	5,812

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,691

LOUISIANA 0.0%
Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	106

MASSACHUSETTS 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	35	40
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	3,777
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,943

		11,760

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	3,932

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	13,176
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,405	36,596
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	556
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	346

		50,674

NEW YORK 1.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	554
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	5,800	6,752
6.668% due 11/15/2039	300	359
6.687% due 11/15/2040	550	663
6.814% due 11/15/2040	11,485	13,861
New York City, NewYork General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,873
5.968% due 03/01/2036	12,015	13,579
6.246% due 06/01/2035	11,500	13,173
6.271% due 12/01/2037	4,965	5,848
6.646% due 12/01/2031	20,000	22,895
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	7,521
5.572% due 11/01/2038	14,000	15,961
5.932% due 11/01/2036	15,500	16,922
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	1,880
5.790% due 06/15/2041	10,800	11,921
5.882% due 06/15/2044	10,000	11,443
6.011% due 06/15/2042	200	232
6.124% due 06/15/2042	12,300	13,824
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	445
5.000% due 06/15/2044	24,550	25,615
5.375% due 06/15/2043	55	60
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,318

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	300	319
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	2,120
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	10,062
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	197
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	83,900	74,980
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	18,839

		293,216

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,396

OHIO 0.8%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	8,079
6.449% due 02/15/2044	1,000	1,095
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	18,700	19,692
6.270% due 02/15/2050	3,100	3,304
7.834% due 02/15/2041	1,050	1,336
8.084% due 02/15/2050	50,025	66,606
American Municipal Power Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,385
7.734% due 02/15/2033	4,925	6,016
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2032	16,995	17,908

		125,421

PENNSYLVANIA 0.2%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,314
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,452
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	6,454
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,411

		25,631

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,800	1,889
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	12,999

		14,888

TEXAS 0.8%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,264
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,366
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	24,630	25,734
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	27
5.250% due 12/01/2048	170	183
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	576
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Bonds, Series 2012
5.000% due 03/01/2032	1,775	1,924
5.000% due 03/01/2037	4,050	4,350
5.000% due 03/01/2042	5,000	5,336
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	2,300	2,460
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	8,373
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	10,934
5.808% due 02/01/2041	2,000	2,303
6.308% due 02/01/2037	4,300	4,925
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,666
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	14,800	14,596
4.681% due 04/01/2040	4,700	4,608

Texas Transportation Commission Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030		20,900	23,407

			121,032

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024		5,400	6,383
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		800	838
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039		30	32
King County, Washington Sewer Revenue Bonds, Series 2010
5.000% due 01/01/2045		225	234

			7,487

WISCONSIN 0.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		3,600	3,844

Total Municipal Bonds & Notes (Cost $1,144,382)			1,254,805

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
4.000% due 10/01/2040		1,370	1,427
6.000% due 01/01/2023 - 06/01/2038		151	163
7.000% due 11/01/2026		34	39
8.500% due 08/01/2026		2	3
Freddie Mac
3.095% due 08/15/2032		149	155
Ginnie Mae
4.500% due 09/15/2033		27	29
6.500% due 02/15/2017		8	9
8.500% due 09/15/2030		5	6
9.000% due 12/15/2017		4	4

Total U.S. Government Agencies (Cost $1,849)			1,835

U.S. TREASURY OBLIGATIONS 20.1%
U.S. Treasury Bonds
2.750% due 08/15/2042 (h)		300,200	259,509
2.750% due 11/15/2042 (h)		781,900	675,244
3.000% due 05/15/2042 (h)		187,295	170,980
3.125% due 11/15/2041 (h)		176,520	165,749
3.125% due 02/15/2042 (g)(h)(k)		508,746	477,108
3.125% due 02/15/2043		89,700	83,855
3.750% due 08/15/2041 (g)(h)		711,200	751,928
4.250% due 11/15/2040 (g)(h)(k)		42,900	49,389
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		3,185	3,119
0.125% due 07/15/2022		506	494
0.125% due 01/15/2023		21,055	20,401
2.375% due 01/15/2025		7,464	8,890
U.S. Treasury Notes
1.625% due 08/15/2022 (k)		22,790	21,371
1.625% due 11/15/2022 (g)(k)		82,500	76,970
1.750% due 05/15/2022 (k)		32,520	30,992
2.000% due 02/15/2023		251,500	241,882
U.S. Treasury Strips
0.000% due 08/15/2040		3,000	1,126
0.000% due 02/15/2042 (h)		50	18
0.000% due 08/15/2042		300	103
0.000% due 11/15/2042		27,650	9,400
0.000% due 02/15/2043		500	168

Total U.S. Treasury Obligations (Cost $3,285,253)			3,048,696

MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Large Loan Trust
2.493% due 11/15/2015		41,603	41,733
Berica Residential MBS SRL
0.537% due 03/31/2048	EUR	19,362	23,124

Total Mortgage-Backed Securities (Cost $61,994)			64,857

ASSET-BACKED SECURITIES 0.1%
Hyde Park CDO BV
0.569% due 06/14/2022		8,209	10,445

Structured Asset Investment Loan Trust
1.093% due 01/25/2035		$12,307	12,213

Total Asset-Backed Securities (Cost $22,015)			22,658

SOVEREIGN ISSUES 1.1%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	22,400	37,661
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,453
Brazil Government International Bond
5.625% due 01/07/2041		1,800	1,800
7.125% due 01/20/2037		10,800	12,906
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	3,459	1,557
10.000% due 01/01/2017		27,779	12,187
10.000% due 01/01/2021		517	221
10.000% due 01/01/2023		518	220
Colombia Government International Bond
6.125% due 01/18/2041		$200	224
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	2,400	3,325
6.505% due 03/01/2019		2,800	3,901
Mexico Government International Bond
5.750% due 10/12/2110		$1,550	1,422
6.050% due 01/11/2040		1,920	2,102
6.750% due 09/27/2034		7,500	8,888
7.500% due 04/08/2033		11,600	14,790
8.300% due 08/15/2031		700	959
Qatar Government International Bond
6.400% due 01/20/2040		9,000	10,598
Russia Government International Bond
4.500% due 04/04/2022		5,000	5,119
5.625% due 04/04/2042		34,200	35,568
Xunta de Galicia
5.763% due 04/03/2017	EUR	5,700	7,807
6.131% due 04/03/2018		4,500	6,242

Total Sovereign Issues (Cost $168,118)			168,950

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		200	239

Total Convertible Preferred Securities (Cost $204)			239

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	13,962

Total Preferred Securities (Cost $13,425)			13,962

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.1%
CERTIFICATES OF DEPOSIT 0.1%
Itau Unibanco Holding S.A.
0.000% due 03/03/2014		$9,000	8,905

REPURCHASE AGREEMENTS (f) 0.2%			27,992

U.S. TREASURY BILLS 0.4%
0.106% due 08/15/2013 - 05/29/2014 (a)(g)(k)		59,266	59,217

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 4.4%
PIMCO Short-Term Floating NAV Portfolio	66,916,230	669,564

Total Short-Term Instruments (Cost $765,695)		765,678

PURCHASED OPTIONS (i) 0.1%
(Cost $10,630)		17,091

Total Investments 103.1% (Cost $15,616,553)		$15,652,867
Written Options (j) (0.3%) (Premiums $29,647)		(46,409)
Other Assets and Liabilities (Net) (2.8%)		(431,121)

Net Assets 100.0%		$15,175,337

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Portfolio.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,782	$1,944	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$22,400	U.S. Treasury Bonds 2.750% due 08/15/2042	$(23,343)	$22,400	$22,400
SSB	0.010%	06/28/2013	07/01/2013	5,592	Fannie Mae 2.200% due 10/17/2022	(5,706)	5,592	5,592

						$(29,049)	$27,992	$27,992

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOM	0.130%	06/05/2013	07/03/2013	$2,873	$(2,873)
BRC	(2.000%)	06/28/2013	12/31/2013	586	(586)
BSN	0.090%	06/11/2013	07/01/2013	52,594	(52,596)
	0.110%	06/12/2013	07/02/2013	90,067	(90,072)
CFR	(0.500%)	05/01/2013	04/29/2015	520	(520)
JPS	0.110%	06/12/2013	07/09/2013	8,383	(8,384)
RDR	0.120%	06/12/2013	07/05/2013	185,350	(185,362)
SAL	(1.100%)	02/22/2013	02/22/2015	5,438	(5,417)

					$(345,810)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.140%	06/04/2013	07/03/2013	$338,184	$(338,276)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,152,803 at a weighted average interest rate of 0.120%.
(3)	Payable for sale-buyback transactions includes $53 of deferred price drop on sale-buyback transactions.

(g)	Securities with an aggregate market value of $685,652 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2015	66	$3
3-Month Euribor September Futures	Long	09/2015	681	60
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	18	82
90-Day Eurodollar December Futures	Long	12/2015	1,059	(397)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	110	53
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	110	(135)

				$(334)

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$60,000	$934	$840
CDX.IG-19 5-Year Index	1.000%	12/20/2017	322,910	3,300	2,288
CDX.IG-19 5-Year Index	1.000%	06/20/2018	431,000	2,699	(886)
CDX.IG-20 5-Year Index	1.000%	06/20/2018	2,435,125	15,238	(12,105)

				$22,171	$(9,863)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	CAD	1,183,600	$(1,768)	$(3,393)
Pay	3-Month USD-LIBOR	0.950%	05/01/2018		$80,500	(2,000)	(2,161)
Receive	3-Month USD-LIBOR	1.920%	05/01/2023		95,700	6,189	6,465
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		42,600	(4,739)	(5,022)
Pay	3-Month USD-LIBOR	2.750%	06/19/2043		1,800	(247)	(126)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	3,000	(60)	(61)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		92,000	(72)	(294)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		40,100	(591)	(865)
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023	EUR	165,100	1,533	3,755
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	5,950,000	185	901

						$(1,570)	$(801)

(h)	Securities with an aggregate market value of $88,870 and cash of $16 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	2,347		$2,154	BRC	$9	$0	$9
07/2013		1,565		1,446	DUB	16	0	16
07/2013		5,143		4,836	HUS	135	0	135
07/2013		46,716		45,707	WST	3,008	0	3,008
07/2013	EUR	770,631		995,426	MSC	0	(7,666)	(7,666)
07/2013		770,631		1,023,073	UAG	19,981	0	19,981
07/2013	GBP	9,041		14,035	CBK	284	0	284
07/2013		45,165		68,470	HUS	0	(224)	(224)
07/2013	JPY	105,200		1,052	JPM	0	(9)	(9)
07/2013		222,800		2,191	MSC	0	(56)	(56)
07/2013		$6,480	AUD	7,000	BOA	0	(79)	(79)
07/2013		7,412		8,073	BRC	13	(46)	(33)
07/2013		1,424		1,463	DUB	0	(87)	(87)
07/2013		2,237		2,400	MSC	0	(44)	(44)
07/2013		1,000	CAD	1,050	GLM	0	(2)	(2)
07/2013		147,967	EUR	113,171	BPS	0	(658)	(658)
07/2013		21,767		16,388	BRC	10	(445)	(435)
07/2013		839,675		637,420	CBK	0	(9,977)	(9,977)
07/2013		4,765		3,652	HUS	0	(11)	(11)
07/2013		1,023,073		770,631	MSC	0	(19,981)	(19,981)
07/2013		2,880	GBP	1,852	BPS	0	(63)	(63)
07/2013		78,306		50,901	BRC	0	(888)	(888)
07/2013		1,104		703	FBF	0	(35)	(35)
07/2013		1,157		750	JPM	0	(16)	(16)
07/2013		39	HKD	304	DUB	0	0	0
07/2013		2,879	JPY	297,000	DUB	115	0	115
07/2013		7,400	ZAR	74,222	BOA	78	0	78
07/2013		1,560		16,042	MSC	56	0	56
07/2013	ZAR	74,128		$7,424	BRC	8	(52)	(44)
07/2013		15,996		1,606	DUB	0	(6)	(6)
07/2013		37		4	UAG	0	0	0
08/2013	EUR	396,795		518,871	CBK	2,320	0	2,320
08/2013	GBP	50,901		78,290	BRC	888	0	888
08/2013		$18,470	BRL	39,830	CBK	0	(745)	(745)
08/2013		991		2,144	FBF	0	(36)	(36)
08/2013		154,031	EUR	118,316	BOA	0	(6)	(6)
08/2013		1,045		798	DUB	0	(7)	(7)
08/2013		65,945		50,401	HUS	0	(332)	(332)
09/2013	CAD	2,640		$2,585	BRC	80	0	80
09/2013		2,312		2,192	DUB	0	(1)	(1)
09/2013	MXN	1,287		100	BRC	1	0	1
09/2013		157,087		12,200	FBF	160	0	160
09/2013		160,531		12,350	HUS	46	0	46
09/2013		17,032		1,310	MSC	5	0	5
09/2013		$1,383	CAD	1,457	BRC	0	0	0
09/2013		1,120		1,142	CBK	0	(36)	(36)
09/2013		1,162		1,219	FBF	0	(5)	(5)
09/2013		132,234	EUR	98,638	CBK	0	(3,799)	(3,799)
09/2013		1,191		888	JPM	0	(35)	(35)
09/2013		1,076	GBP	700	BRC	0	(12)	(12)
09/2013		19,979	MXN	269,688	MSC	708	(16)	692
10/2013	HKD	7,103		$916	JPM	0	0	0

						$27,921	$(45,375)	$(17,454)

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$134,100	$10,630	$17,091

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$335,700	$1,188	$(1,456)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		335,700	1,188	0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	123,300	230	(144)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		123,300	274	(342)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		34,700	67	(40)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		34,700	76	(96)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		73,200	133	(85)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		73,200	149	(203)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		37,800	78	(44)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		37,800	78	(105)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		135,100	260	(157)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		135,100	260	(375)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		102,000	209	(5)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		57,300	98	(3)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		78,100	158	(4)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		18,000	32	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		$37,100	26	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		37,100	93	(809)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		32,800	23	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		32,800	89	(716)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		563,200	10,588	(22,131)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		214,700	655	(3,863)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		212,900	119	(6)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		202,400	243	(82)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		212,900	538	(4,645)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		202,400	486	(1,822)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	98,500	508	(57)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		23,300	105	(13)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		47,100	243	(27)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		20,500	121	(12)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$55,500	193	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		54,400	245	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		117,600	509	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		94,600	332	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		210,100	3,644	(3,644)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		130,900	609	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		291,700	5,048	(5,048)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		75,500	251	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		26,700	70	(406)

								$29,216	$(46,343)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$178	$(34)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	253	(32)

						$431	$(66)

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	3.586%		$2,700	$(433)	$(235)	$(198)
Alcoa, Inc.	RYL	1.000%	06/20/2021	3.599%		2,600	(428)	(232)	(196)
American International Group, Inc.	GST	1.000%	09/20/2021	1.587%		15,000	(619)	(1,601)	982
Anadarko Petroleum Corp.	FBF	1.000%	09/20/2017	0.851%		700	4	(20)	24
Anadarko Petroleum Corp.	MYC	1.000%	06/20/2017	0.809%		20,500	159	(1,076)	1,235
Anadarko Petroleum Corp.	MYC	1.000%	09/20/2017	0.851%		11,000	71	(284)	355
ArcelorMittal	GST	1.000%	03/20/2016	2.803%		8,400	(396)	(325)	(71)
ArcelorMittal	HUS	1.000%	03/20/2016	2.803%		900	(43)	(40)	(3)
ArcelorMittal	MYC	1.000%	03/20/2016	2.803%		6,400	(301)	(392)	91
AT&T, Inc.	FBF	1.000%	03/20/2023	1.165%		21,400	(290)	(575)	285
Bank of America Corp.	FBF	1.000%	09/20/2017	1.166%		3,200	(21)	(243)	222
Barrick Gold Corp.	MYC	1.000%	06/20/2018	3.203%		11,450	(1,133)	(402)	(731)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2021	1.397%		20,500	(554)	(147)	(407)
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2017	0.970%		65,050	105	(865)	970
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.441%		200	2	1	1
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2015	0.441%		5,700	81	14	67
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2016	0.530%		900	14	10	4
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.311%		3,000	42	21	21
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.311%		13,500	189	32	157
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.408%		1,500	25	3	22
BP Capital Markets America, Inc.	GST	1.000%	06/20/2015	0.311%		5,000	70	12	58
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.408%		2,500	41	5	36
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	0.437%		8,700	148	78	70
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	0.311%		2,600	36	5	31
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.408%		19,200	316	137	179
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.353%		14,300	(119)	(120)	1
Brazil Government International Bond	BPS	1.000%	09/20/2017	1.645%		600	(15)	(13)	(2)
Brazil Government International Bond	BPS	1.000%	06/20/2018	1.816%		10,000	(379)	(27)	(352)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		7,500	(47)	(64)	17
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.610%		35,000	(807)	(498)	(309)
Brazil Government International Bond	BRC	1.000%	06/20/2018	1.816%		62,900	(2,384)	(268)	(2,116)
Brazil Government International Bond	CBK	1.000%	06/20/2015	1.252%		5,000	(24)	(97)	73
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		39,800	(415)	(275)	(140)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.610%		59,300	(1,367)	(834)	(533)
Brazil Government International Bond	DUB	1.000%	06/20/2018	1.816%		11,600	(439)	(45)	(394)
Brazil Government International Bond	DUB	1.000%	06/20/2021	2.149%		7,600	(599)	(314)	(285)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		3,400	(21)	(34)	13
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%		25,000	(261)	(153)	(108)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.610%		26,700	(616)	(384)	(232)
Brazil Government International Bond	HUS	1.000%	06/20/2018	1.816%		2,450	(93)	(9)	(84)
Brazil Government International Bond	HUS	1.000%	06/20/2021	2.149%		8,400	(662)	(349)	(313)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.123%		2,800	(4)	(25)	21
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		8,500	(53)	(81)	28
Brazil Government International Bond	JPM	1.000%	06/20/2018	1.816%		10,000	(379)	(30)	(349)
Brazil Government International Bond	UAG	1.000%	06/20/2015	1.252%		2,000	(9)	(24)	15
Canadian Natural Resources Ltd.	DUB	1.000%	12/20/2015	0.363%		25,000	403	123	280
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	0.363%		6,000	97	18	79
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	0.301%		5,100	81	(17)	98
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	0.301%		5,100	81	(17)	98
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	0.363%		3,600	58	12	46
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.362%		12,500	221	173	48
Caterpillar, Inc.	BPS	1.000%	03/20/2016	0.362%		9,200	163	126	37
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.362%		5,200	92	71	21
China Government International Bond	BOA	1.000%	09/20/2017	0.950%		13,700	32	(98)	130
China Government International Bond	CBK	1.000%	09/20/2017	0.950%		17,400	42	(109)	151
China Government International Bond	FBF	1.000%	09/20/2017	0.950%		15,000	35	(154)	189
China Government International Bond	FBF	1.000%	09/20/2022	1.570%		8,600	(382)	(293)	(89)
China Government International Bond	MYC	1.000%	09/20/2017	0.950%		10,000	24	(59)	83
China Government International Bond	RYL	1.000%	09/20/2017	0.950%		10,000	24	(59)	83
China Government International Bond	UAG	1.000%	09/20/2017	0.950%		19,300	45	(202)	247
Citigroup, Inc.	DUB	1.000%	09/20/2017	1.050%		1,800	(3)	(143)	140
Citigroup, Inc.	MYC	1.000%	12/20/2017	1.116%		3,000	(14)	(76)	62
Comcast Corp.	RYL	1.000%	12/20/2015	0.223%		1,200	24	0	24
Danone S.A.	DUB	1.000%	03/20/2016	0.352%		2,100	38	34	4
Devon Energy Corp.	DUB	1.000%	06/20/2018	1.051%		600	(1)	(2)	1
Devon Energy Corp.	FBF	1.000%	06/20/2018	1.051%		600	(1)	(1)	0
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.618%		17,700	254	77	177
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.463%		1,000	15	11	4
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.360%		5,000	73	(24)	97
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	12/20/2015	0.407%		1,700	25	(7)	32
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	0.407%		5,000	75	(32)	107
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	0.477%		1,100	17	0	17
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2015	0.407%		1,800	27	(4)	31
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2016	0.477%		5,000	80	10	70
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.360%		2,000	29	(8)	37
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	0.407%		1,300	20	5	15
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.360%		1,600	23	(8)	31
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	0.477%		3,000	47	1	46
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	06/20/2015	0.347%		10,000	133	(53)	186
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.360%		3,000	44	(14)	58
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	0.407%		2,000	30	8	22
Finmeccanica Finance S.A.	FBF	5.000%	03/20/2018	3.583%	EUR	6,100	492	499	(7)
Finmeccanica Finance S.A.	GST	5.000%	03/20/2018	3.583%		9,600	775	802	(27)
Ford Motor Co.	DUB	5.000%	09/20/2017	1.593%		$6,700	937	774	163
Ford Motor Co.	FBF	5.000%	09/20/2017	1.593%		2,900	406	328	78
Ford Motor Credit Co. LLC	MYC	5.000%	06/20/2018	1.549%		700	113	119	(6)
Ford Motor Credit Co. LLC	UAG	5.000%	09/20/2017	1.362%		900	133	106	27
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	06/20/2018	2.133%		5,800	(304)	(161)	(143)
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.120%		1,500	(5)	(16)	11
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	06/20/2016	1.120%		7,100	(23)	(77)	54
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	06/20/2018	2.133%		4,000	(210)	(111)	(99)
Freeport-McMoRan Copper & Gold, Inc.	RYL	1.000%	03/20/2016	1.015%		12,500	(1)	(48)	47
General Electric Capital Corp.	BOA	1.000%	12/20/2015	0.642%		14,400	131	(420)	551
General Electric Capital Corp.	CBK	1.000%	09/20/2016	0.813%		500	3	(10)	13
General Electric Capital Corp.	CBK	1.000%	09/20/2019	1.407%		1,000	(23)	(102)	79
Lafarge S.A.	BOA	1.000%	09/20/2016	1.691%		500	(11)	(38)	27
Lafarge S.A.	FBF	1.000%	06/20/2016	1.596%		10,200	(174)	(686)	512
Lafarge S.A.	MYC	1.000%	06/20/2016	1.596%		1,700	(29)	(119)	90
MetLife, Inc.	BOA	1.000%	12/20/2015	0.681%		12,500	103	(698)	801
MetLife, Inc.	BOA	1.000%	03/20/2016	0.736%		2,600	19	(78)	97
MetLife, Inc.	BOA	1.000%	06/20/2021	1.673%		25,000	(1,166)	(1,593)	427
MetLife, Inc.	CBK	1.000%	03/20/2016	0.736%		3,400	25	(70)	95
MetLife, Inc.	CBK	1.000%	09/20/2016	0.822%		600	4	(18)	22
MetLife, Inc.	DUB	1.000%	12/20/2014	0.412%		15,000	136	(840)	976
MetLife, Inc.	DUB	1.000%	03/20/2016	0.736%		1,600	12	(39)	51
MetLife, Inc.	DUB	5.000%	09/20/2019	1.486%		1,100	224	134	90
MetLife, Inc.	FBF	1.000%	09/20/2017	1.074%		20,000	(54)	(1,708)	1,654
MetLife, Inc.	GST	1.000%	03/20/2015	0.497%		2,100	19	(118)	137
MetLife, Inc.	GST	1.000%	12/20/2015	0.681%		16,600	136	(758)	894
MetLife, Inc.	JPM	1.000%	12/20/2015	0.681%		4,300	36	(192)	228
MetLife, Inc.	JPM	1.000%	03/20/2016	0.736%		1,400	11	(33)	44
MetLife, Inc.	UAG	1.000%	12/20/2015	0.681%		7,500	61	(370)	431
Mexico Government International Bond	BOA	1.000%	06/20/2016	0.914%		7,100	20	7	13
Mexico Government International Bond	BPS	1.000%	09/20/2017	1.113%		21,200	(91)	(287)	196
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%		3,800	19	(48)	67
Mexico Government International Bond	BRC	1.000%	12/20/2015	0.839%		4,200	18	(66)	84
Mexico Government International Bond	BRC	1.000%	09/20/2022	1.695%		9,900	(541)	(463)	(78)
Mexico Government International Bond	CBK	1.000%	06/20/2016	0.914%		9,400	27	(31)	58
Mexico Government International Bond	CBK	1.000%	09/20/2017	1.113%		7,600	(33)	(109)	76
Mexico Government International Bond	DUB	1.000%	12/20/2014	0.691%		2,500	12	(49)	61
Mexico Government International Bond	DUB	1.000%	09/20/2015	0.789%		6,000	30	(60)	90
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%		6,000	17	0	17
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.078%		9,500	(26)	(47)	21
Mexico Government International Bond	DUB	1.000%	09/20/2017	1.113%		23,200	(101)	(278)	177
Mexico Government International Bond	FBF	1.000%	09/20/2017	1.113%		5,200	(23)	(78)	55
Mexico Government International Bond	GST	1.000%	09/20/2017	1.113%		8,400	(36)	(125)	89
Mexico Government International Bond	GST	1.000%	03/20/2018	1.232%		33,000	(338)	158	(496)
Mexico Government International Bond	HUS	1.000%	03/20/2016	0.880%		23,000	82	(76)	158
Mexico Government International Bond	HUS	1.000%	06/20/2016	0.914%		6,000	17	6	11
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.113%		5,500	(24)	(78)	54

Mexico Government International Bond	JPM	1.000%	06/20/2015	0.765%		800	4	0	4
Mexico Government International Bond	JPM	1.000%	06/20/2016	0.914%		19,000	54	(9)	63
Mexico Government International Bond	JPM	1.000%	09/20/2017	1.113%		24,500	(106)	(254)	148
Mexico Government International Bond	JPM	1.000%	06/20/2018	1.283%		25,000	(329)	237	(566)
Mexico Government International Bond	MYC	1.000%	03/20/2016	0.880%		27,000	96	(89)	185
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.078%		10,000	(27)	(42)	15
Mexico Government International Bond	MYC	1.000%	03/20/2018	1.232%		18,900	(193)	92	(285)
Mexico Government International Bond	MYC	1.000%	06/20/2018	1.283%		25,000	(329)	231	(560)
Mexico Government International Bond	UAG	1.000%	06/20/2017	1.078%		500	(1)	(2)	1
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.109%		800	22	0	22
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.012%		2,000	(1)	(88)	87
Petrobras International Finance Co.	BPS	1.000%	06/20/2015	1.740%		12,000	(170)	(74)	(96)
Petrobras International Finance Co.	BPS	1.000%	06/20/2018	2.436%		58,900	(3,870)	(2,867)	(1,003)
Petrobras International Finance Co.	BRC	1.000%	06/20/2018	2.436%		7,500	(493)	(346)	(147)
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	1.147%		8,800	(3)	(27)	24
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		1,900	(33)	(61)	28
Petrobras International Finance Co.	MYC	1.000%	03/20/2018	2.390%		5,500	(334)	(249)	(85)
Pfizer, Inc.	DUB	1.000%	09/20/2017	0.300%		7,700	228	116	112
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.291%		1,600	29	(4)	33
Potash Corp. of Saskatchewan, Inc.	CBK	1.000%	12/20/2015	0.291%		5,000	89	(37)	126
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.291%		3,100	55	(11)	66
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.291%		2,500	45	(18)	63
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.586%		1,900	18	(4)	22
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.306%		500	10	3	7
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.306%		3,700	78	25	53
Russia Government International Bond	CBK	1.000%	06/20/2015	1.224%		9,500	(39)	(136)	97
Russia Government International Bond	CBK	1.000%	03/20/2016	1.388%		21,900	(221)	(236)	15
Russia Government International Bond	GST	1.000%	09/20/2017	1.691%		12,100	(335)	(688)	353
Russia Government International Bond	HUS	1.000%	03/20/2016	1.388%		14,600	(148)	(199)	51
Russia Government International Bond	HUS	1.000%	09/20/2017	1.691%		5,400	(149)	(303)	154
Russia Government International Bond	JPM	1.000%	09/20/2017	1.691%		19,500	(539)	(998)	459
Russia Government International Bond	MYC	1.000%	12/20/2014	1.117%		1,500	(2)	(56)	54
Russia Government International Bond	MYC	1.000%	06/20/2016	1.436%		10,100	(126)	(136)	10
Russia Government International Bond	RYL	1.000%	03/20/2016	1.388%		22,000	(222)	(227)	5
Russia Government International Bond	UAG	1.000%	06/20/2015	1.224%		10,000	(41)	(152)	111
Russia Government International Bond	UAG	1.000%	06/20/2016	1.436%		9,000	(112)	(117)	5
RZD Capital Ltd.	MYC	1.000%	03/20/2016	1.395%		300	(4)	(16)	12
RZD Capital Ltd.	RYL	1.000%	03/20/2016	1.395%		400	(4)	(21)	17
Shell International Finance BV	BOA	1.000%	03/20/2017	0.331%		100	2	1	1
Shell International Finance BV	FBF	1.000%	09/20/2016	0.271%		300	8	6	2
SLM Corp.	GST	5.000%	12/20/2016	2.628%		2,200	175	(86)	261
Teck Resources Ltd.	BRC	1.000%	12/20/2015	0.866%		3,600	13	(54)	67
Teck Resources Ltd.	CBK	1.000%	09/20/2016	1.180%		1,500	(8)	(32)	24
Telecom Italia SpA	BOA	1.000%	06/20/2018	3.171%		5,000	(486)	(600)	114
Telecom Italia SpA	HUS	1.000%	09/20/2015	1.467%	EUR	5,000	(65)	(235)	170
Telecom Italia SpA	JPM	1.000%	12/20/2015	1.694%		7,650	(165)	(513)	348
Telefonica Emisiones, S.A.U.	BOA	1.000%	06/20/2018	2.244%		13,100	(974)	(1,087)	113
Tesco PLC	HUS	1.000%	03/20/2016	0.549%		$4,100	51	52	(1)
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	0.419%		2,000	35	(5)	40
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	0.419%		7,900	139	(33)	172
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	0.419%		11,000	194	(65)	259
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.479%		400	7	(18)	25

							$(17,029)	$(27,071)	$10,042

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016	$4,460	$67	$9	$58
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016	28,600	428	111	317
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	8,500	(150)	(342)	192
MCDX-20 5-Year Index	GST	1.000%	06/20/2018	64,500	(1,087)	(389)	(698)

					$(742)	$(611)	$(131)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	388,500	$(10,213)	$(910)	$(9,303)
Pay	1-Year BRL-CDI	8.210%	01/02/2017	JPM		216,500	(5,661)	(426)	(5,235)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		180,000	(4,686)	(751)	(3,935)
Pay	1-Year BRL-CDI	8.285%	01/02/2017	DUB		15,700	(400)	(24)	(376)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		615,000	(15,157)	(163)	(14,994)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		276,300	(6,479)	12	(6,491)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		318,000	(7,038)	1,083	(8,121)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		120,000	(2,770)	(12)	(2,758)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		230,000	(5,312)	353	(5,665)
Pay	1-Year BRL-CDI	8.630%	01/02/2017	MYC		68,400	(1,549)	168	(1,717)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		100,000	(2,141)	184	(2,325)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		15,100	(312)	(58)	(254)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA		243,900	(4,494)	304	(4,798)
Pay	3-Month CAD-Bank Bill	1.600%	06/16/2015	RBC	CAD	1,100	(1)	2	(3)
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	42,500	1,663	(263)	1,926
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		12,600	715	209	506
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		19,500	1,107	99	1,008
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		32,200	1,828	391	1,437
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		29,200	1,658	93	1,565
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,264,200	1,522	116	1,406
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		165,000	199	191	8
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		272,500	328	(24)	352
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		2,173,000	2,617	20	2,597
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	JPM		114,100	137	(7)	144
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		240,200	290	113	177
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	MYC		225,000	(711)	(163)	(548)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		291,000	487	315	172
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		229,000	382	206	176
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		62,000	104	38	66
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		336,000	562	267	295
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,012,800	5,992	2,157	3,835
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		812,200	1,648	329	1,319
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		288,000	585	399	186
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		420,400	633	625	8
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		244,300	368	275	93
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		445,300	671	598	73
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		178,000	268	277	(9)

							$(43,160)	$6,023	$(49,183)

(k)	Securities with an aggregate market value of $122,464 have been pledged as collateral for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$15,067	$0	$15,067
Corporate Bonds & Notes
Banking & Finance	0	3,510,081	23,175	3,533,256
Industrials	0	5,022,139	145,584	5,167,723
Utilities	0	1,578,050	0	1,578,050
Municipal Bonds & Notes
Arizona	0	3,440	0	3,440
California	0	553,322	0	553,322
Colorado	0	110	0	110
Florida	0	8,423	0	8,423
Georgia	0	9,809	0	9,809
Illinois	0	7,811	0	7,811
Indiana	0	5,812	0	5,812
Iowa	0	4,691	0	4,691
Louisiana	0	106	0	106
Massachusetts	0	11,760	0	11,760
Mississippi	0	3,932	0	3,932
New Jersey	0	50,674	0	50,674
New York	0	293,216	0	293,216
North Carolina	0	3,396	0	3,396
Ohio	0	125,421	0	125,421
Pennsylvania	0	25,631	0	25,631
Tennessee	0	14,888	0	14,888
Texas	0	121,032	0	121,032
Washington	0	7,487	0	7,487
Wisconsin	0	3,844	0	3,844
U.S. Government Agencies	0	1,835	0	1,835
U.S. Treasury Obligations	0	3,048,696	0	3,048,696
Mortgage-Backed Securities	0	64,857	0	64,857
Asset-Backed Securities	0	22,658	0	22,658
Sovereign Issues	0	168,950	0	168,950
Convertible Preferred Securities
Banking & Finance	239	0	0	239
Preferred Securities
Banking & Finance	13,962	0	0	13,962
Short-Term Instruments
Certificates of Deposit	0	8,905	0	8,905
Repurchase Agreements	0	27,992	0	27,992
U.S. Treasury Bills	0	59,217	0	59,217
Central Funds Used for Cash Management Purposes	669,564	0	0	669,564
Purchased Options
Interest Rate Contracts	0	17,091	0	17,091
	$683,765	$14,800,343	$168,759	$15,652,867

Financial Derivative Instruments - Assets
Credit Contracts	0	24,248	0	24,248
Foreign Exchange Contracts	0	27,921	0	27,921
Interest Rate Contracts	198	28,470	0	28,668
	$198	$80,639	$0	$80,837

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(24,200)	0	(24,200)
Foreign Exchange Contracts	0	(45,375)	0	(45,375)
Interest Rate Contracts	(532)	(124,797)	(66)	(125,395)

	$(532)	$(194,372)	$(66)	$(194,970)

Totals	$683,431	$14,686,610	$168,693	$15,538,734

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$2,317	$0	$(2,300)	$1	$8	$(26)	$0	$0	$0	$0
Corporate Bonds & Notes Banking & Finance	10,750	20,601	(6,052)	(12)	305	(2,417)	0	0	23,175	(2,124)
Industrials	135,703	14,476	(3,533)	(264)	(193)	(605)	0	0	145,584	(774)
Utilities	7,720	0	(417)	(2)	(29)	28	0	(7,300)	0	0

	$156,490	$35,077	$(12,302)	$(277)	$91	$(3,020)	$0	$(7,300)	$168,759	$(2,898)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(75)	$0	$0	$0	$0	$9	$0	$0	$(66)	$9

Totals	$156,415	$35,077	$(12,302)	$(277)	$91	$(3,011)	$0	$(7,300)	$168,693	$(2,889)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$23,175	Third Party Vendor	Broker Quote	100.00
Industrials	145,584	Third Party Vendor	Broker Quote	96.25 - 117.00

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(66)	Indicative Market Quotation	Broker Quote	0.16

Total	$168,693

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 8.1%
BANKING & FINANCE 7.0%
Banco do Brasil S.A.
3.875% due 10/10/2022	$400	$352
Bank of America Corp.
7.625% due 06/01/2019	1,400	1,684
Bank of America N.A.
0.553% due 06/15/2016	500	482
Citigroup, Inc.
5.500% due 10/15/2014	250	263
Export-Import Bank of Korea
1.250% due 11/20/2015	200	198
4.375% due 09/15/2021	700	713
5.000% due 04/11/2022	1,700	1,809
5.875% due 01/14/2015	100	106
Goldman Sachs Group, Inc.
1.273% due 02/07/2014	1,000	1,003
JPMorgan Chase & Co.
1.023% due 05/02/2014	1,300	1,307
3.150% due 07/05/2016	500	520
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	200	228
Merrill Lynch & Co., Inc.
6.875% due 11/15/2018	1,600	1,865
Morgan Stanley
5.375% due 10/15/2015	1,400	1,499
6.000% due 04/28/2015	400	429
Qatari Diar Finance QSC
3.500% due 07/21/2015	100	103
5.000% due 07/21/2020	2,300	2,547
Royal Bank of Scotland PLC
9.500% due 03/16/2022	200	222
Waha Aerospace BV
3.925% due 07/28/2020	2,250	2,346

		17,676

INDUSTRIALS 0.6%
Altria Group, Inc.
10.200% due 02/06/2039	300	453
EOG Resources, Inc.
1.023% due 02/03/2014	700	702
Southwestern Energy Co.
4.100% due 03/15/2022	100	100
7.500% due 02/01/2018	100	119

		1,374

UTILITIES 0.5%
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,300	1,354

Total Corporate Bonds & Notes (Cost $20,612)		20,404

MUNICIPAL BONDS & NOTES 1.0%
WASHINGTON 1.0%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,475

Total Municipal Bonds & Notes (Cost $2,500)		2,475

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
3.000% due 08/01/2043	8,000	7,795
3.980% due 07/01/2021	2,300	2,434
4.500% due 07/01/2043	5,000	5,291
5.000% due 08/01/2043	4,000	4,298
5.500% due 04/01/2034 - 08/01/2043	14,690	15,935
Freddie Mac
1.374% due 10/25/2044	713	720

Total U.S. Government Agencies (Cost $36,340)		36,473

U.S. TREASURY OBLIGATIONS 29.4%
U.S. Treasury Inflation Protected Securities (b)
2.375% due 01/15/2027	3,344	4,023
2.500% due 01/15/2029	5,091	6,273
3.875% due 04/15/2029	637	917
U.S. Treasury Notes
0.125% due 09/30/2013	13,500	13,502
0.125% due 12/31/2013	5,400	5,400
0.250% due 01/31/2014 (f)	62	62
0.500% due 10/15/2013	10,000	10,012
0.500% due 11/15/2013	4,000	4,006
0.750% due 12/15/2013	3,500	3,511
1.625% due 11/15/2022	8,500	7,930
2.000% due 02/15/2023	19,300	18,562

Total U.S. Treasury Obligations (Cost $76,864)		74,198

ASSET-BACKED SECURITIES 4.0%
Chase Issuance Trust
1.773% due 09/15/2015	2,700	2,708
Nelnet Student Loan Trust
0.976% due 07/25/2018	405	406
SLM Student Loan Trust
0.276% due 07/25/2017	356	355
0.473% due 03/15/2019	1,728	1,722
0.893% due 01/25/2029	1,663	1,660
1.376% due 10/25/2016	365	365
1.776% due 04/25/2023	2,112	2,174
South Carolina Student Loan Corp.
1.025% due 03/02/2020	800	803

Total Asset-Backed Securities (Cost $10,230)		10,193

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond
7.125% due 01/20/2037	700	837
Qatar Government International Bond
4.000% due 01/20/2015	2,400	2,499

Total Sovereign Issues (Cost $3,456)		3,336

SHORT-TERM INSTRUMENTS 53.9%
REPURCHASE AGREEMENTS (d) 0.2%		571

U.S. TREASURY BILLS 23.9%
0.037% due 07/05/2013 - 02/06/2014 (a)(e)(f)	60,299	60,297

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 29.8%
PIMCO Short-Term Floating NAV Portfolio	7,529,382	75,339

Total Short-Term Instruments (Cost $136,276)		136,207

Total Investments 112.1% (Cost $286,278)		$283,286
Other Assets and Liabilities (Net) (12.1%)		(30,562)

Net Assets 100.0%		$252,724

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$571	Fannie Mae 2.200% due 10/17/2022	$(585)	$571	$571

(1)	Includes accrued interest.

(e)	Securities with an aggregate market value of $301 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
30-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	12	$54
90-Day Eurodollar March Futures	Long	03/2014	68	10
U.S. Treasury 5-Year Note September Futures	Short	09/2013	133	204

				$268

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023	$6,200	$(249)	$(253)

(f)	Securities with an aggregate market value of $245 and cash of $82 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)	Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2022	2.215%	$400	$(37)	$(23)	$(14)
Brazil Government International Bond	HUS	1.000%	09/20/2022	2.215%	500	(46)	(30)	(16)
Citigroup, Inc.	BRC	1.000%	06/20/2018	1.228%	1,300	(14)	(2)	(12)

						$(97)	$(55)	$(42)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$17,676	$0	$17,676
Industrials	0	1,374	0	1,374
Utilities	0	1,354	0	1,354
Municipal Bonds & Notes
Washington	0	2,475	0	2,475
U.S. Government Agencies	0	36,473	0	36,473
U.S. Treasury Obligations	0	74,198	0	74,198
Asset-Backed Securities	0	10,193	0	10,193
Sovereign Issues	0	3,336	0	3,336
Short-Term Instruments
Repurchase Agreements	0	571	0	571
U.S. Treasury Bills	0	60,297	0	60,297
Central Funds Used for Cash Management Purposes	75,339	0	0	75,339
	$75,339	$207,947	$0	$283,286

Financial Derivative Instruments - Assets
Interest Rate Contracts	$268	$0	$0	$268

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(42)	0	(42)
Interest Rate Contracts	0	(253)	0	(253)

	$0	$(295)	$0	$(295)

Totals	$75,607	$207,652	$0	$283,259

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 12.6%
BANKING & FINANCE 7.5%
Abbey National Treasury Services PLC
1.856% due 04/25/2014	$400	$403
Bank of America Corp.
3.625% due 03/17/2016	1,700	1,777
BM&FBovespa S.A.
5.500% due 07/16/2020	2,400	2,475
Citigroup, Inc.
4.587% due 12/15/2015	1,700	1,816
Credit Suisse
3.500% due 03/23/2015	400	417
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	1,993
4.375% due 09/15/2021	300	305
5.000% due 04/11/2022	900	958
Goldman Sachs Group, Inc.
0.876% due 09/29/2014	1,900	1,897
JPMorgan Chase & Co.
3.450% due 03/01/2016	400	418
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,200	1,368
Korea Development Bank
8.000% due 01/23/2014	900	935
Morgan Stanley
5.375% due 10/15/2015	600	643
National Australia Bank Ltd.
1.600% due 08/07/2015	600	608
QNB Finance Ltd.
3.125% due 11/16/2015	2,500	2,573
Rabobank Group
1.850% due 01/10/2014	300	302
Vesey Street Investment Trust
4.404% due 09/01/2016	1,700	1,811

		20,699

INDUSTRIALS 4.6%
ADT Corp.
3.500% due 07/15/2022	1,200	1,105
American Airlines Pass-Through Trust
5.250% due 07/31/2022	451	479
Amgen, Inc.
3.875% due 11/15/2021	1,100	1,133
Celgene Corp.
1.900% due 08/15/2017	1,200	1,192
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	600	598
9.000% due 01/08/2018	1,411	1,619
Ensco PLC
3.250% due 03/15/2016	300	314
General Electric Co.
2.700% due 10/09/2022	1,200	1,137
Google, Inc.
3.625% due 05/19/2021	1,200	1,256
Reynolds American, Inc.
6.750% due 06/15/2017	2,100	2,435
Southwestern Energy Co.
4.100% due 03/15/2022	100	100
Walgreen Co.
1.800% due 09/15/2017	1,200	1,186

		12,554

UTILITIES 0.5%
BP Capital Markets PLC
3.125% due 10/01/2015	500	523
3.625% due 05/08/2014	300	308
Shell International Finance BV
3.100% due 06/28/2015	400	419

Vodafone Group PLC
4.150% due 06/10/2014	200	206

		1,456

Total Corporate Bonds & Notes (Cost $35,435)		34,709

MUNICIPAL BONDS & NOTES 3.0%
CALIFORNIA 0.5%
University of California Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	766
University of California Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 05/15/2037	500	533

		1,299

ILLINOIS 0.6%
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2024	1,000	1,078
Cook County, Illinois General Obligation Bonds, (BABs), Series 2009
6.360% due 11/15/2033	500	533

		1,611

NEW YORK 0.6%
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.968% due 03/01/2036	500	565
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,003

		1,568

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	219
5.000% due 01/01/2016	200	221

		440

TEXAS 0.8%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,334

WASHINGTON 0.4%
Energy Northwest, Washington Revenue Notes, Series 2012
2.147% due 07/01/2018	1,200	1,196

Total Municipal Bonds & Notes (Cost $8,700)		8,448

U.S. GOVERNMENT AGENCIES 30.5%
Fannie Mae
3.000% due 07/01/2043 - 08/01/2043	48,000	46,873
3.820% due 09/01/2021	2,000	2,094
3.980% due 07/01/2021	2,500	2,645
4.000% due 12/01/2039	602	629
4.500% due 04/01/2039 - 07/01/2043	5,708	6,040
5.000% due 07/01/2043	4,000	4,305
5.500% due 06/01/2038 - 07/01/2043	18,820	20,516
Freddie Mac
1.250% due 08/01/2019	1,100	1,051

Total U.S. Government Agencies (Cost $84,639)		84,153

U.S. TREASURY OBLIGATIONS 19.0%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043	4,046	3,400
1.750% due 01/15/2028	444	497
2.375% due 01/15/2025	493	588
2.375% due 01/15/2027	542	652
3.875% due 04/15/2029	2,122	3,057
U.S. Treasury Notes
1.625% due 08/15/2022	8,200	7,689
1.625% due 11/15/2022	6,500	6,064
1.750% due 05/15/2022 (e)	30,081	28,668
2.000% due 02/15/2023	2,000	1,924

Total U.S. Treasury Obligations (Cost $56,228)		52,539

SOVEREIGN ISSUES 0.9%
Brazil Government International Bond
7.125% due 01/20/2037	2,000	2,390

Total Sovereign Issues (Cost $2,797)		2,390

SHORT-TERM INSTRUMENTS 39.8%
CERTIFICATES OF DEPOSIT 0.5%
Dexia Credit Local S.A.
1.400% due 09/20/2013	200	201
1.650% due 09/12/2013	1,100	1,102

		1,303

REPURCHASE AGREEMENTS (c) 2.5%		6,972

SHORT-TERM NOTES 0.8%
Appalachian Power Co.
0.649% due 08/16/2013	1,200	1,200
Federal Home Loan Bank
0.091% due 08/30/2013	100	100
Freddie Mac
0.081% due 09/16/2013	1,000	1,000

		2,300

U.S. TREASURY BILLS 36.0%
0.030% due 07/11/2013 - 02/06/2014 (a)(d)(e)	99,415	99,411

Total Short-Term Instruments (Cost $109,986)		109,986

Total Investments 105.8% (Cost $297,785)		$292,225
Other Assets and Liabilities (Net) (5.8%)		(16,073)

Net Assets 100.0%		$276,152

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
JPS	0.200%	06/28/2013	07/01/2013	$6,600	U.S. Treasury Notes 1.500% due 07/31/2016	$(6,752)	$6,600	$6,600
SSB	0.010%	06/28/2013	07/01/2013	372	Fannie Mae 2.200% due 10/17/2022	(384)	372	372

						$(7,136)	$6,972	$6,972

(1)	Includes accrued interest.

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,109 at a weighted average interest rate of (2.308%).

(d)	Securities with an aggregate market value of $1,615 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2014	13	$2
U.S. Treasury 5-Year Note September Futures	Short	09/2013	116	178

				$180

(e)	Securities with an aggregate market value of $87 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$20,699	$0	$20,699
Industrials	0	9,858	2,696	12,554
Utilities	0	1,456	0	1,456
Municipal Bonds & Notes
California	0	1,299	0	1,299
Illinois	0	1,611	0	1,611
New York	0	1,568	0	1,568
Pennsylvania	0	440	0	440
Texas	0	2,334	0	2,334
Washington	0	1,196	0	1,196
U.S. Government Agencies	0	84,153	0	84,153
U.S. Treasury Obligations	0	52,539	0	52,539
Sovereign Issues	0	2,390	0	2,390
Short-Term Instruments
Certificates of Deposit	0	1,303	0	1,303
Repurchase Agreements	0	6,972	0	6,972
Short-Term Notes	0	2,300	0	2,300
U.S. Treasury Bills	0	99,411	0	99,411
	$0	$289,529	$2,696	$292,225

Financial Derivative Instruments - Assets
Interest Rate Contracts	$180	$0	$0	$180

Totals	$180	$289,529	$2,696	$292,405

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,864	$0	$(1,111)	$(11)	$55	$(101)	$0	$0	$2,696	$(39)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$2,696	Third Party Vendor	Broker Quote	99.75 - 114.75

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,650	$1,865

Total Corporate Bonds & Notes (Cost $1,650)		1,865

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,396

Total Municipal Bonds & Notes (Cost $3,346)		1,396

U.S. GOVERNMENT AGENCIES 117.7%
Fannie Mae
0.000% due 08/25/2022 (b)	8	7
0.253% due 07/25/2037	3,004	2,846
0.262% due 12/25/2036	1,115	1,057
0.311% due 04/25/2035	1,044	1,034
0.343% due 10/25/2035	3,957	3,869
0.393% due 03/25/2035 - 10/27/2037	47,303	47,323
0.413% due 07/25/2032	353	347
0.415% due 09/26/2033	27	27
0.453% due 06/25/2032	4	4
0.473% due 10/25/2033	1	1
0.493% due 12/25/2028	27	27
0.553% due 02/25/2033	36	35
0.593% due 04/18/2028 - 06/25/2032	856	854
0.603% due 04/25/2036	2,040	2,054
0.643% due 10/18/2030	69	69
0.663% due 12/25/2040	20,750	20,951
0.673% due 12/25/2040	78,286	79,059
0.693% due 03/25/2017 - 01/25/2041	178,736	180,468
0.719% due 09/18/2027	135	136
0.769% due 06/25/2018	2	2
0.773% due 06/25/2041	7,695	7,782
0.843% due 09/25/2023	65	66
1.093% due 04/25/2032 - 04/25/2037	15,630	15,822
1.319% due 05/25/2023	32	33
1.374% due 08/01/2042 - 10/01/2044	4,398	4,482
1.399% due 03/01/2035	358	369
1.519% due 11/25/2021	18	19
1.574% due 10/01/2030 - 12/01/2040	582	605
1.625% due 06/01/2017 - 08/01/2017	45	45
1.770% due 07/01/2030	24	25
1.866% due 06/01/2023	23	23
1.904% due 03/01/2035	131	137
2.000% due 07/01/2028	76,000	73,898
2.035% due 09/01/2035	682	718
2.049% due 05/01/2030	43	45
2.098% due 02/01/2035	833	884
2.103% due 03/01/2025	15	15
2.125% due 04/01/2033	108	114
2.135% due 05/01/2035	175	184
2.139% due 01/01/2030	35	35
2.140% due 11/01/2035	674	707
2.162% due 04/01/2022	36	38
2.170% due 06/01/2019	4	4
2.200% due 11/01/2026	94	100
2.210% due 07/01/2017 - 11/01/2017	3	4
2.217% due 10/01/2016 - 10/01/2031	75	75
2.230% due 04/01/2030	7	7
2.240% due 03/01/2017	1	1
2.245% due 11/01/2025	44	46
2.248% due 11/01/2017	7	7
2.249% due 10/01/2023	14	14
2.250% due 07/01/2017 - 06/01/2026	9	9
2.253% due 08/01/2029	55	58
2.265% due 05/01/2029	15	15
2.267% due 02/01/2026	10	10
2.277% due 07/01/2032	67	68
2.289% due 11/01/2025	101	108
2.298% due 05/01/2019 - 04/01/2030	98	101
2.301% due 03/01/2024	27	27
2.302% due 06/01/2035	44	47

2.304% due 02/01/2021	47	47
2.316% due 12/01/2031	12	13
2.325% due 02/01/2027	52	55
2.330% due 04/01/2030	48	48
2.345% due 07/01/2027	18	18
2.355% due 03/01/2023 - 10/01/2028	15,978	14,973
2.356% due 09/01/2031	26	28
2.361% due 05/01/2026	18	19
2.377% due 04/01/2019	25	26
2.378% due 03/01/2018	3	3
2.387% due 06/01/2035	4,048	4,314
2.390% due 06/01/2032	264	282
2.395% due 09/01/2028 - 04/01/2032	6	7
2.400% due 03/01/2030	201	207
2.401% due 05/01/2027	53	57
2.402% due 09/01/2030	21	22
2.427% due 07/01/2024	2	2
2.457% due 01/01/2026 - 02/01/2032	651	688
2.459% due 03/01/2035	285	302
2.463% due 06/01/2030	95	101
2.464% due 08/01/2024 - 01/01/2035	363	385
2.474% due 11/01/2035	29	31
2.475% due 10/01/2035	130	139
2.500% due 08/01/2023 - 07/01/2043	189,210	185,889
2.508% due 02/01/2034	218	231
2.520% due 06/01/2029 - 09/01/2030	44	45
2.529% due 01/25/2022 (a)	27,524	3,812
2.537% due 07/01/2035	365	388
2.550% due 02/01/2035	137	147
2.567% due 09/01/2035	1,680	1,786
2.571% due 05/25/2035	460	472
2.575% due 05/01/2036	170	181
2.610% due 12/01/2029	4	4
2.625% due 12/01/2023	29	31
2.634% due 09/01/2017	111	115
2.650% due 12/01/2027	24	25
2.652% due 08/01/2035	228	243
2.655% due 12/01/2035	74	78
2.671% due 07/01/2035	140	151
2.685% due 02/01/2015	7	7
2.701% due 07/01/2034	325	345
2.705% due 11/01/2031	36	37
2.777% due 04/01/2035	123	132
2.832% due 10/01/2035	231	245
2.844% due 11/01/2017	1	1
2.845% due 02/01/2024	96	101
2.935% due 09/01/2034	331	352
2.978% due 02/01/2017	77	81
3.000% due 07/01/2028 - 08/01/2043	731,277	714,343
3.079% due 12/01/2017	71	74
3.092% due 08/01/2029	27	28
3.153% due 05/01/2036	1,701	1,762
3.250% due 06/01/2017	3	3
3.372% due 09/01/2027	2	2
3.434% due 05/01/2036	19	19
3.500% due 05/01/2025 - 07/01/2043	543,200	552,219
3.500% due 07/25/2042 (a)	19,728	3,176
3.506% due 10/25/2042	4,595	4,144
3.547% due 08/01/2026	15	16
3.568% due 06/01/2029	8	8
3.697% due 05/01/2036	13	14
3.730% due 10/01/2016	14	14
3.854% due 05/01/2036	35	37
4.000% due 01/01/2018 - 08/01/2043	680,318	711,218
4.090% due 02/01/2026	34	37
4.195% due 02/01/2025	36	36
4.250% due 01/01/2026	4	4
4.253% due 11/01/2028	186	201
4.277% due 11/01/2028	390	421
4.299% due 02/01/2031	83	84
4.305% due 04/01/2020	63	64
4.333% due 08/01/2028	135	146
4.382% due 02/01/2028	158	170
4.500% due 08/01/2018 - 07/01/2043	294,732	314,085
4.505% due 01/01/2028	8	8
4.568% due 02/01/2030	257	277
4.580% due 09/01/2034	71	76
4.638% due 02/01/2031	314	327
4.829% due 09/01/2035	58	62
4.831% due 11/01/2035	2,166	2,328
4.875% due 05/01/2019	9	9
4.951% due 01/01/2029	18	19
4.975% due 07/01/2024	4	4
4.998% due 01/01/2024	3	3
5.000% due 07/01/2018 - 07/01/2043	185,558	200,149
5.048% due 12/01/2030	305	320

5.057% due 05/01/2035	528	566
5.202% due 12/01/2035	253	272
5.282% due 11/01/2035	142	150
5.462% due 02/01/2031	117	126
5.500% due 01/01/2017 - 08/01/2043	177,030	194,284
5.506% due 09/01/2020	9	10
5.645% due 02/01/2036	205	221
5.700% due 08/01/2018	300	321
5.709% due 01/25/2043	20,055	17,801
5.957% due 07/25/2042 (a)	25,892	5,666
6.000% due 03/25/2017 - 07/01/2043	271,008	296,328
6.250% due 12/25/2013	40	40
6.290% due 02/25/2029	1,332	1,431
6.300% due 06/25/2031 - 10/17/2038	4,935	5,470
6.410% due 08/01/2016	822	826
6.500% due 07/01/2013 - 05/01/2040	61,676	68,884
6.589% due 10/25/2031	17	19
6.646% due 01/01/2030	207	221
6.703% due 08/01/2028	1,212	1,337
6.850% due 12/18/2027	730	835
6.875% due 02/01/2018	39	40
7.000% due 08/01/2013 - 06/01/2037	1,422	1,613
7.491% due 08/01/2014	2	2
7.500% due 03/25/2023 - 07/25/2041	1,786	2,074
7.730% due 01/01/2025	806	866
7.800% due 10/25/2022 - 06/25/2026	72	83
8.000% due 06/01/2015 - 05/01/2032	59	70
8.200% due 04/25/2025	9	10
8.500% due 11/01/2017	33	36
8.669% due 06/25/2032	68	69
8.750% due 11/25/2019 - 06/25/2021	89	103
9.000% due 03/25/2021 - 11/01/2025	60	69
9.000% due 05/25/2022 - 06/25/2022 (a)	24	3
9.500% due 11/25/2020 - 04/01/2025	215	243
510.000% due 09/25/2019 (a)	0	1
Farmer Mac
8.337% due 04/25/2030	269	268
FDIC Structured Sale Guaranteed Notes
0.694% due 11/29/2037	3,580	3,589
Federal Housing Administration
1.000% due 12/01/2018	649	649
6.875% due 12/01/2016	103	100
6.896% due 07/01/2020	168	163
7.430% due 12/01/2018 ^	65	63
7.430% due 02/01/2020 - 05/01/2024	2,479	2,426
7.450% due 05/01/2021	740	724
Freddie Mac
0.343% due 07/15/2019 - 10/15/2020	1,252	1,253
0.393% due 03/15/2031	196	196
0.433% due 07/25/2031	40	41
0.443% due 05/25/2031 - 07/15/2034	278	274
0.473% due 09/25/2031	253	235
0.493% due 05/15/2036	138	138
0.543% due 12/15/2029	171	171
0.593% due 06/15/2018	996	1,001
0.643% due 08/15/2029 - 08/15/2032	15,236	15,354
0.663% due 11/15/2040	22,837	23,010
0.673% due 10/15/2040	63,982	64,639
0.693% due 02/15/2028 - 10/15/2040	104,320	105,355
0.700% due 03/15/2024 - 09/15/2026	360	361
0.733% due 10/15/2037	20,721	20,996
0.743% due 03/15/2032 - 07/15/2041	2,275	2,294
0.750% due 05/15/2023	1	1
0.793% due 08/15/2035	3,308	3,343
0.963% due 01/25/2023 (a)	83,755	5,137
1.143% due 04/15/2031	2,282	2,337
1.178% due 11/25/2022 (a)	32,190	2,446
1.193% due 06/15/2031	165	170
1.210% due 01/25/2020 (a)	62,677	3,447
1.393% due 07/15/2027	955	958
1.438% due 04/25/2021 (a)	104,647	8,198
1.510% due 11/25/2019 (a)	60,041	4,275
1.567% due 11/25/2019 (a)	85,569	6,364
1.574% due 07/25/2044	15,037	15,444
1.625% due 02/01/2017 - 10/01/2024	10	11
1.750% due 01/01/2017	2	2
1.861% due 10/01/2023	464	469
1.950% due 06/01/2030	1	1
2.192% due 07/01/2030	124	130
2.195% due 03/01/2033	172	182
2.200% due 10/01/2027	16	17
2.210% due 04/01/2025	26	28
2.217% due 05/01/2017 - 09/01/2018	83	87
2.250% due 08/01/2029	24	26
2.262% due 01/01/2028	42	45
2.265% due 10/01/2024	105	111

2.268% due 11/01/2027	106	113
2.273% due 10/01/2018	2	2
2.314% due 06/01/2022	30	30
2.325% due 09/01/2027	37	37
2.331% due 06/01/2022	3	3
2.338% due 06/01/2024 - 04/01/2029	69	73
2.339% due 09/01/2026	166	174
2.344% due 02/01/2029	169	179
2.348% due 12/01/2032	90	96
2.349% due 07/01/2024	50	51
2.356% due 08/01/2031	13	13
2.357% due 02/01/2031	10	10
2.373% due 07/01/2035	720	767
2.374% due 03/01/2032	61	65
2.375% due 09/01/2018 - 08/01/2031	2	2
2.376% due 11/01/2027	74	75
2.379% due 04/01/2031	3	4
2.388% due 08/01/2027	11	11
2.391% due 11/01/2027	4	5
2.403% due 10/01/2023	40	42
2.404% due 11/01/2029	1,052	1,125
2.408% due 07/01/2028	274	292
2.420% due 11/01/2031	2	2
2.422% due 06/01/2028	62	66
2.449% due 12/01/2029	170	182
2.450% due 05/01/2019	8	8
2.460% due 12/01/2026	14	14
2.464% due 07/01/2029	25	27
2.482% due 07/01/2027	44	47
2.491% due 05/01/2032	31	31
2.499% due 08/01/2018	31	33
2.506% due 03/01/2035	246	247
2.520% due 04/01/2036	796	850
2.528% due 10/01/2024	76	82
2.533% due 07/01/2030 - 12/01/2035	1,658	1,767
2.540% due 02/01/2029	112	117
2.548% due 05/01/2032	192	193
2.551% due 05/01/2032	342	365
2.559% due 02/01/2027	326	349
2.570% due 08/01/2030	5	6
2.572% due 10/01/2027	30	32
2.573% due 10/01/2036	422	453
2.625% due 12/01/2018 - 03/01/2033	74	75
2.639% due 02/01/2027	35	35
2.644% due 09/01/2024	21	22
2.711% due 03/01/2027	6	6
2.724% due 10/01/2035	478	511
2.725% due 05/01/2032	6	6
2.856% due 07/01/2019	42	42
2.977% due 11/01/2034	298	319
3.000% due 04/01/2019 - 07/01/2043	48,013	46,798
3.095% due 08/15/2032	595	622
3.373% due 03/01/2029	68	70
3.500% due 12/15/2022 - 07/01/2043	7,602	7,860
4.000% due 03/15/2023 - 08/01/2043	226,141	235,198
4.500% due 06/01/2018 - 07/01/2043	291,028	307,683
5.000% due 11/15/2017 - 08/01/2041	214,384	229,408
5.100% due 08/01/2035	341	364
5.500% due 11/01/2018 - 06/01/2041	190,485	205,296
6.000% due 03/01/2017 - 07/01/2043	34,738	38,053
6.250% due 12/15/2028	577	640
6.500% due 08/01/2016 - 10/25/2043	11,780	13,254
7.000% due 01/01/2015 - 12/01/2032	605	683
7.000% due 10/25/2023 (a)	50	10
7.400% due 02/01/2021	324	315
7.500% due 03/01/2022 - 01/15/2030	254	288
7.500% due 08/15/2029 (a)	11	2
7.645% due 05/01/2025	712	832
8.000% due 11/01/2013 - 09/01/2030	14	15
8.500% due 11/15/2018 - 08/01/2027	152	179
9.000% due 12/15/2020 - 02/15/2021	115	126
9.050% due 06/15/2019	24	26
9.500% due 12/15/2020 - 06/01/2021	142	159
9.500% due 11/01/2021 (a)	11	2
Ginnie Mae
0.000% due 03/20/2035 - 06/20/2035 (b)	4,470	3,975
0.393% due 05/16/2030 - 02/16/2032	344	346
0.493% due 12/16/2026 - 01/16/2031	444	449
0.542% due 06/20/2032	222	225
0.593% due 06/16/2031 - 03/16/2032	554	560
0.643% due 10/16/2030	19	20
0.693% due 02/16/2030 - 04/16/2032	389	394
0.743% due 12/16/2025	290	293
0.748% due 09/20/2061	44,113	44,300
0.793% due 02/16/2030	50	51
0.843% due 02/16/2030	43	44

1.064% due 06/16/2043 (a)	105,293	5,164
1.142% due 03/20/2031	1,935	1,981
1.192% due 02/20/2031	1,173	1,185
1.207% due 01/20/2059	959	979
1.240% due 03/16/2051 (a)	14,122	720
1.245% due 10/20/2058	878	897
1.625% due 01/20/2022 - 12/20/2032	5,273	5,507
1.750% due 04/20/2017 - 07/20/2035	32,687	34,150
2.000% due 06/20/2017 - 08/20/2030	2,845	2,965
2.125% due 01/20/2034	5,519	5,765
2.500% due 09/20/2017 - 07/01/2043	195,140	191,302
3.000% due 06/20/2018 - 07/01/2043	206,075	205,712
3.500% due 03/20/2016 - 07/01/2043	473,739	486,259
4.000% due 11/20/2018 - 07/01/2043	309,434	325,148
4.500% due 09/15/2033 - 07/01/2043	374,555	400,135
5.000% due 03/15/2033 - 07/01/2043	385,772	418,163
5.500% due 05/15/2031 - 07/01/2043	99,680	108,717
6.000% due 10/15/2023 - 07/01/2043	31,788	35,399
6.250% due 03/16/2029	1,486	1,580
6.500% due 10/15/2023 - 07/01/2043	22,729	25,711
6.953% due 03/16/2041	1,587	1,690
7.000% due 05/15/2023 - 02/16/2029	570	623
7.500% due 04/15/2017 - 11/15/2031	834	981
7.750% due 10/15/2025	16	17
8.000% due 04/15/2017 - 09/20/2031	2,901	3,407
8.500% due 06/15/2027 - 01/20/2031	710	786
9.000% due 04/15/2020 - 09/15/2030	53	56
9.500% due 12/15/2021	28	31
NCUA Guaranteed Notes
0.573% due 03/06/2020	5,126	5,119
0.663% due 11/05/2020	169,858	170,867
0.753% due 12/08/2020	71,658	72,045
Small Business Administration
5.370% due 04/01/2028	7,810	8,722
5.490% due 05/01/2028	9,606	10,769
5.870% due 05/01/2026 - 07/01/2028	7,366	8,302
6.220% due 12/01/2028	1,244	1,425
7.190% due 12/01/2019	61	68
7.220% due 11/01/2020	209	233
Vendee Mortgage Trust
6.500% due 03/15/2029	1,273	1,483
6.519% due 01/15/2030	447	518

Total U.S. Government Agencies (Cost $7,783,143)		7,758,286

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
0.625% due 04/30/2018	4,400	4,251
1.125% due 04/30/2020	36,200	34,405
1.375% due 05/31/2020	17,500	16,879
1.750% due 05/15/2023	38,100	35,662

Total U.S. Treasury Obligations (Cost $95,729)		91,197

MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust
2.731% due 01/25/2035	1,001	987
2.878% due 09/25/2035	1,912	1,712
American Home Mortgage Assets Trust
0.383% due 10/25/2046	2,332	1,535
0.483% due 08/25/2037 ^	10,813	2,774
American Home Mortgage Investment Trust
0.433% due 05/25/2047 ^	625	35
2.416% due 02/25/2045	1,507	1,489
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	1,880	2,092
Banc of America Funding Corp.
0.482% due 05/20/2035	1,498	963
5.000% due 09/25/2019	384	397
5.753% due 10/25/2036 ^	3,017	2,486
5.837% due 01/25/2037	2,496	2,034
Banc of America Mortgage Trust
2.657% due 07/25/2034	9	9
2.750% due 06/20/2031	205	209
2.916% due 07/25/2033	171	171
2.929% due 02/25/2036 ^	973	818
3.437% due 07/20/2032	42	34
5.000% due 12/25/2018	66	67
5.500% due 11/25/2033	676	701
6.500% due 10/25/2031	36	38
BCAP LLC Trust
0.695% due 01/26/2036	7,522	6,687
5.500% due 11/26/2035	19,000	18,984
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035	304	302
2.320% due 08/25/2035	534	528

2.467% due 08/25/2033	1,418	1,399
2.489% due 08/25/2033	955	943
2.600% due 03/25/2035	1,004	994
2.734% due 11/25/2030	7	7
2.793% due 03/25/2035	273	271
2.875% due 04/25/2034	11	10
2.901% due 01/25/2034	6	6
2.959% due 02/25/2033	13	12
Bear Stearns Alt-A Trust
2.594% due 08/25/2036 ^	5,995	2,398
2.709% due 05/25/2035	894	822
2.845% due 11/25/2036	1,229	838
2.911% due 11/25/2036	1,113	735
4.689% due 11/25/2036 ^	517	415
Bear Stearns Commercial Mortgage Securities Trust
5.905% due 06/11/2040	323	337
7.000% due 05/20/2030	1,370	1,544
Bear Stearns Mortgage Securities, Inc.
2.482% due 06/25/2030	9	9
Bear Stearns Structured Products, Inc.
2.653% due 12/26/2046	2,586	1,814
Bella Vista Mortgage Trust
0.442% due 05/20/2045	690	533
Chevy Chase Funding LLC
0.373% due 05/25/2036	439	355
0.443% due 08/25/2035	850	735
0.705% due 01/25/2035	585	400
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	1,322	1,300
2.540% due 05/25/2035	24	24
2.703% due 08/25/2035	1,585	869
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	2,227	1,867
Commercial Mortgage Acceptance Corp.
1.368% due 07/15/2031 (a)	983	31
Commercial Mortgage Pass-Through Certificates
2.523% due 07/10/2046 (a)	82,134	4,051
2.594% due 07/10/2046 (a)	55,719	3,982
4.867% due 05/10/2043	10,070	10,306
Countrywide Alternative Loan Trust
0.363% due 01/25/2037 ^	663	497
0.383% due 11/25/2046	3,271	2,283
0.392% due 07/20/2046 ^	1,292	704
0.393% due 05/25/2036	646	466
0.402% due 03/20/2046	3,241	2,302
0.403% due 05/25/2035	1,881	1,504
0.403% due 07/25/2046	3,096	2,536
0.413% due 05/25/2035	340	274
0.423% due 08/25/2046	741	77
0.443% due 05/25/2035	508	234
0.443% due 09/25/2046	3,981	916
0.443% due 10/25/2046 ^	1,527	423
0.453% due 07/25/2046 ^	2,395	565
0.463% due 05/25/2036 ^	946	163
0.472% due 09/20/2046	7,565	1,347
0.473% due 12/25/2035	450	366
0.533% due 10/25/2046 ^	1,964	31
0.543% due 06/25/2047 ^	193	31
0.563% due 11/25/2035 ^	500	59
0.613% due 12/25/2035	1,070	491
6.000% due 10/25/2032	59	57
6.250% due 11/25/2036 ^	2,596	2,189
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035	1,903	1,572
0.483% due 04/25/2035	1,360	1,146
0.493% due 04/25/2046 ^	1,642	279
0.503% due 03/25/2035	2,901	2,444
0.513% due 03/25/2035	180	127
0.523% due 02/25/2035	1,224	1,117
0.533% due 02/25/2035	32	31
0.533% due 03/25/2036	1,046	469
0.543% due 02/25/2036 ^	1,064	288
0.593% due 03/25/2035 ^	496	44
0.733% due 02/25/2035	359	331
1.952% due 06/19/2031	18	18
2.248% due 09/25/2034	716	580
2.250% due 07/19/2031	8	8
2.616% due 11/19/2033	21	20
2.866% due 11/19/2033	29	28
2.963% due 08/25/2034	1,049	910
3.080% due 09/25/2047 ^	1,890	1,531
5.155% due 02/20/2036 ^	1,165	996
Credit Suisse First Boston Mortgage Securities Corp.
2.341% due 06/25/2033	52	50
4.848% due 06/25/2032	5	5

Credit Suisse Mortgage Capital Certificates
0.423% due 10/15/2021	994	991
4.954% due 07/26/2037	6,952	7,169
5.763% due 04/12/2049	1,415	1,443
Credit Suisse Mortgage Pass-Through Certificates
5.871% due 06/15/2039	2,940	3,279
CSMC Mortgage-Backed Trust
5.579% due 04/25/2037	3,296	2,014
DBUBS Mortgage Trust
1.543% due 07/12/2044	6,624	6,763
Deutsche ALT-B Securities, Inc.
0.293% due 10/25/2036 ^	39	19
Deutsche Mortgage Securities, Inc.
6.000% due 11/26/2036	2,232	2,286
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	13	12
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	2,000	1,992
8.970% due 09/18/2027	4,000	1,480
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	840	844
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	32	33
First Republic Mortgage Loan Trust
0.543% due 11/15/2031	4,147	4,065
1.109% due 11/15/2031	987	822
2.889% due 06/25/2030	2,521	2,552
Greenpoint Mortgage Funding Trust
0.393% due 10/25/2046	3,072	1,504
0.393% due 12/25/2046 ^	2,813	1,192
0.463% due 04/25/2036 ^	1,065	111
0.513% due 09/25/2046 ^	2,506	624
0.533% due 10/25/2046	3,346	1,163
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033	132	130
GS Mortgage Securities Trust
1.731% due 03/06/2020	2,810	2,817
GSR Mortgage Loan Trust
0.453% due 08/25/2046	3,793	943
2.457% due 06/25/2034	78	77
2.881% due 04/25/2036	612	564
Harborview Mortgage Loan Trust
0.322% due 04/19/2038	832	673
0.382% due 07/21/2036	2,504	1,915
0.412% due 05/19/2047	1,342	647
0.442% due 09/19/2046 ^	822	125
2.525% due 11/19/2034	107	85
2.853% due 08/19/2034	3,730	3,706
2.853% due 07/19/2035	67	62
5.162% due 08/19/2036 ^	1,393	1,138
HomeBanc Mortgage Trust
0.373% due 12/25/2036	651	537
1.053% due 08/25/2029	1,047	953
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	11	10
IndyMac Mortgage Loan Trust
0.393% due 11/25/2046	3,538	1,799
0.403% due 05/25/2046	1,996	1,665
0.433% due 04/25/2035	177	155
0.433% due 07/25/2035	1,927	1,686
0.443% due 02/25/2037	2,450	1,196
0.493% due 11/25/2035 ^	289	164
0.493% due 06/25/2037 ^	661	312
0.513% due 02/25/2035	419	363
2.434% due 01/25/2036	3	2
2.566% due 12/25/2034	20	19
2.703% due 01/25/2036	2,578	2,142
4.784% due 08/25/2035 ^	2,122	1,714
JPMorgan Alternative Loan Trust
0.694% due 06/27/2037	20,361	16,856
JPMorgan Chase Commercial Mortgage Securities Corp.
4.853% due 03/15/2046	3,512	3,581
JPMorgan Chase Commercial Mortgage Securities Trust
0.568% due 07/15/2019	11,997	11,682
2.373% due 06/15/2043 (a)	21,320	1,024
5.305% due 01/15/2049	6,982	7,024
JPMorgan Mortgage Trust
3.013% due 10/25/2035	3,600	3,460
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	17	2
LB Commercial Mortgage Trust
5.517% due 07/15/2044	1,430	1,610
LB Mortgage Trust
8.516% due 01/20/2017	388	396
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	853	854

Luminent Mortgage Trust
0.373% due 12/25/2036	3,289	2,367
0.393% due 10/25/2046	2,812	2,281
MASTR Adjustable Rate Mortgages Trust
0.433% due 05/25/2037	1,049	705
0.493% due 05/25/2047 ^	3,634	1,528
0.533% due 05/25/2047 ^	3,082	988
MASTR Asset Securitization Trust
5.000% due 12/25/2019	1,129	1,166
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	194	202
MASTR Seasoned Securitization Trust
2.577% due 10/25/2032	564	551
6.205% due 09/25/2017	484	503
Mellon Residential Funding Corp.
0.633% due 12/15/2030	1,216	1,175
0.673% due 06/15/2030	1,036	1,020
0.893% due 11/15/2031	1,067	1,044
1.073% due 11/15/2031	130	105
Merrill Lynch Alternative Note Asset Trust
0.493% due 03/25/2037	1,820	761
Merrill Lynch Mortgage Investors Trust
1.127% due 10/25/2028	173	171
1.664% due 10/25/2035	949	921
2.081% due 01/25/2029	4,000	3,541
2.250% due 04/25/2035	50	48
Morgan Stanley Capital Trust
5.649% due 12/15/2044	1,113	1,144
Morgan Stanley Mortgage Loan Trust
0.563% due 11/25/2035	3,628	2,878
0.703% due 02/25/2047	2,339	1,555
2.724% due 07/25/2035	2,294	1,904
5.701% due 02/25/2047	5,254	3,318
Mortgage Equity Conversion Asset Trust
0.580% due 02/25/2042	6,739	5,690
0.620% due 01/25/2042	47,306	38,732
0.630% due 05/25/2042	179,795	147,993
0.640% due 10/25/2041	24,519	20,075
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	4,057	4,077
6.138% due 03/25/2047	3,703	3,722
7.000% due 02/19/2030	440	440
Prime Mortgage Trust
0.593% due 02/25/2034	108	105
4.750% due 11/25/2019	47	49
RBSSP Resecuritization Trust
0.693% due 11/26/2035	427	412
0.693% due 10/26/2045	879	877
Residential Accredit Loans, Inc. Trust
0.393% due 12/25/2046 ^	2,823	1,087
0.403% due 04/25/2046	12,850	6,521
0.443% due 08/25/2037	3,274	2,320
0.463% due 05/25/2046 ^	2,124	711
0.498% due 09/25/2046	4,593	856
0.593% due 03/25/2033	164	159
3.348% due 08/25/2035 ^	674	388
Residential Asset Mortgage Products Trust
6.500% due 04/25/2034	22	23
Residential Asset Securitization Trust
0.593% due 05/25/2033	83	81
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^	2,305	1,836
RiverView HECM Trust
0.253% due 07/25/2047	21,075	18,520
0.630% due 05/25/2047	5,275	4,668
0.943% due 09/26/2041	74,221	60,907
Royal Bank of Scotland Capital Funding Trust
5.305% due 01/16/2049	276	275
Sequoia Mortgage Trust
0.832% due 04/19/2027	147	135
0.892% due 10/19/2026	60	60
0.913% due 11/22/2024	15	15
0.952% due 10/20/2027	1,414	1,382
2.549% due 01/20/2047	1,869	1,532
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 05/25/2037	9,028	6,395
0.928% due 06/25/2034	980	838
1.914% due 10/25/2037 ^	2,868	1,655
2.561% due 07/25/2034	101	99
2.608% due 01/25/2035	2,634	2,425
2.609% due 08/25/2035	34	32
2.957% due 11/25/2035 ^	2,423	1,786
Structured Asset Mortgage Investments Trust
0.323% due 03/25/2037	315	233
0.383% due 06/25/2036	540	424
0.403% due 05/25/2046	1,839	1,140

0.423% due 05/25/2045	2,559	2,093
0.442% due 07/19/2035	6,248	5,901
0.493% due 08/25/2036	4,250	1,222
0.852% due 09/19/2032	3,318	3,188
0.852% due 10/19/2034	309	305
0.892% due 03/19/2034	1,128	1,115
2.608% due 05/02/2030	69	50
3.154% due 05/25/2022	392	399
Structured Asset Securities Corp.
2.243% due 07/25/2032	2	2
2.352% due 01/25/2032	190	166
2.473% due 06/25/2033	62	61
2.583% due 08/25/2032	464	457
2.584% due 02/25/2032	2	2
2.598% due 04/25/2033	103	101
2.718% due 10/28/2035	244	230
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	2,154	1,454
5.970% due 09/25/2036	9,085	2,411
6.015% due 07/25/2037	4,181	3,549
Thornburg Mortgage Securities Trust
2.342% due 06/25/2043	3,047	3,003
WaMu Mortgage Pass-Through Certificates
0.413% due 07/25/2046 ^	146	10
0.423% due 04/25/2045	142	128
0.453% due 11/25/2045	1,947	1,743
0.483% due 10/25/2045	235	213
0.503% due 01/25/2045	4,659	4,262
0.513% due 01/25/2045	636	569
0.513% due 07/25/2045	129	120
0.523% due 01/25/2045	2,565	2,327
0.688% due 07/25/2044	382	313
0.893% due 12/25/2045	990	204
0.979% due 07/25/2047	3,900	3,135
1.009% due 11/25/2046	683	527
1.174% due 02/25/2046	2,180	1,969
1.368% due 11/25/2042	116	107
1.568% due 06/25/2042	781	715
1.568% due 08/25/2042	1,322	1,219
2.144% due 04/25/2037	2,382	1,858
2.220% due 01/25/2047	2,300	2,079
2.386% due 12/25/2036 ^	2,252	1,875
2.429% due 09/25/2033	505	507
2.449% due 06/25/2033	1,156	1,138
2.457% due 08/25/2033	1,126	1,133
2.470% due 05/25/2046	1,291	1,114
2.470% due 08/25/2046	1,715	1,517
2.558% due 03/25/2034	23	23
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.443% due 07/25/2046	1,431	255
1.139% due 05/25/2046	3,019	1,949
6.268% due 07/25/2036	3,730	1,971
Washington Mutual MSC Mortgage Pass-Through Certificates
2.481% due 11/25/2030	351	346
Wells Fargo Commercial Mortgage Trust
2.309% due 10/15/2045 (a)	51,814	6,519
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 07/25/2037	2,090	1,630
2.636% due 06/25/2035	1,298	1,308
2.729% due 10/25/2033	291	287
4.693% due 12/25/2033	654	659
4.728% due 07/25/2034	131	133
WFRBS Commercial Mortgage Trust
0.999% due 06/15/2044 (a)	7,006	236

Total Mortgage-Backed Securities (Cost $713,521)		662,372

ASSET-BACKED SECURITIES 5.1%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,674	1,272
Access Group, Inc.
1.576% due 10/27/2025	10,324	10,322
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036	360	115
0.893% due 08/25/2030	37	37
1.243% due 07/25/2034	2,626	2,632
AFC Home Equity Loan Trust
0.743% due 12/26/2029	7	6
1.003% due 06/25/2029	358	325
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	213	218
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.803% due 01/25/2035	5,152	3,605
Amortizing Residential Collateral Trust
0.733% due 06/25/2032	37	35
0.773% due 07/25/2032	736	666
0.893% due 10/25/2031	344	298

Amresco Residential Securities Mortgage Loan Trust
0.688% due 06/25/2028	87	79
0.748% due 06/25/2027	345	334
0.823% due 09/25/2028	1,077	945
1.133% due 06/25/2029	204	184
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.683% due 10/25/2035	7,500	5,642
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034	350	328
1.213% due 03/25/2032	715	666
Asset-Backed Securities Corp. Home Equity Loan Trust
0.273% due 05/25/2037	2	2
0.713% due 06/15/2031	187	180
0.823% due 09/25/2034	3,537	3,155
Bayview Financial Acquisition Trust
0.545% due 05/28/2037	2,883	1,956
5.208% due 04/28/2039	35	35
Bear Stearns Asset-Backed Securities Trust
0.283% due 06/25/2047	104	103
0.593% due 09/25/2046	2,573	2,025
1.168% due 02/25/2034	362	322
1.393% due 10/25/2032	323	298
1.693% due 11/25/2042	661	611
2.958% due 06/25/2043	54	55
Carrington Mortgage Loan Trust
0.293% due 06/25/2037	683	660
0.673% due 10/25/2035	6,500	5,203
CDC Mortgage Capital Trust
1.243% due 01/25/2033	1,057	949
Centex Home Equity Loan Trust
0.493% due 01/25/2032	196	179
1.043% due 01/25/2032	832	564
Chase Funding Trust
0.793% due 07/25/2033	43	40
0.833% due 08/25/2032	706	635
0.853% due 11/25/2032	467	432
CIT Group Home Equity Loan Trust
0.733% due 06/25/2033	796	721
1.168% due 12/25/2031	668	615
Citigroup Mortgage Loan Trust, Inc.
0.253% due 07/25/2045	541	401
5.764% due 01/25/2037	3,723	2,371
Conseco Finance Home Equity Loan Trust
0.893% due 08/15/2033	2,896	2,693
1.693% due 05/15/2032	679	657
Conseco Financial Corp.
6.240% due 12/01/2028	1,779	1,837
7.550% due 01/15/2029	195	207
8.050% due 11/15/2026	10	10
Countrywide Asset-Backed Certificates
0.443% due 04/25/2036	193	187
0.663% due 11/25/2033	4	4
1.093% due 06/25/2033	168	158
1.093% due 10/25/2047	3,063	2,582
1.193% due 09/25/2032	1,361	1,241
Credit Suisse First Boston Mortgage Securities Corp.
0.553% due 05/25/2044	139	137
0.933% due 08/25/2032	153	128
Credit-Based Asset Servicing and Securitization LLC
0.263% due 01/25/2037 ^	412	149
1.293% due 04/25/2032	282	259
Delta Funding Home Equity Loan Trust
1.013% due 09/15/2029	17	15
Denver Arena Trust
6.940% due 11/15/2019	3,059	3,147
EMC Mortgage Loan Trust
0.933% due 05/25/2040	455	427
EquiFirst Mortgage Loan Trust
0.673% due 01/25/2034	250	242
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	391
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036	87	34
GMAC Mortgage Corp. Home Equity Loan Trust
0.673% due 01/25/2029	401	359
GSAMP Trust
0.343% due 10/25/2036	9,567	981
0.593% due 02/25/2033	420	360
0.683% due 09/25/2035	9,000	6,701
Home Loan Trust
8.350% due 12/25/2024	76	75
8.350% due 03/25/2025	31	30
IMC Home Equity Loan Trust
6.880% due 11/20/2028	14	14
7.520% due 08/20/2028	46	46

Irwin Home Equity Loan Trust
1.543% due 02/25/2029	530	445
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047	14	13
0.273% due 08/25/2036	71	26
Lehman XS Trust
0.423% due 06/25/2046 ^	420	17
0.513% due 11/25/2046 ^	1,816	415
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	62	58
1.243% due 10/25/2034	913	775
1.618% due 03/25/2032	1,203	1,088
MASTR Asset-Backed Securities Trust
0.943% due 12/25/2034 ^	6,993	6,416
Merrill Lynch Mortgage Investors Trust
0.253% due 10/25/2037	1,631	371
0.273% due 09/25/2037	262	69
0.553% due 06/25/2035	810	736
MESA Trust
0.993% due 12/25/2031	773	703
Mid-State Trust
6.340% due 10/15/2036	997	1,053
7.340% due 07/01/2035	628	684
7.400% due 07/01/2035	27	29
7.790% due 07/01/2035	36	39
7.791% due 03/15/2038	1,502	1,570
Morgan Stanley ABS Capital, Inc.
0.993% due 07/25/2037	546	502
Morgan Stanley Mortgage Loan Trust
0.553% due 04/25/2037	433	221
5.726% due 10/25/2036 ^	4,123	2,543
5.750% due 04/25/2037 ^	1,147	919
6.000% due 07/25/2047 ^	2,768	2,242
New Century Home Equity Loan Trust
0.643% due 06/25/2035	7,500	6,614
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.453% due 07/25/2035	61	61
Option One Mortgage Loan Trust
0.713% due 02/25/2035	4,021	2,554
0.793% due 01/25/2032	112	104
Park Place Securities, Inc.
0.453% due 09/25/2035	617	598
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 07/25/2035	5,000	4,642
0.843% due 10/25/2034	7,500	7,239
0.893% due 10/25/2034	7,500	6,304
Renaissance Home Equity Loan Trust
0.553% due 11/25/2034	265	244
0.633% due 08/25/2033	600	552
0.693% due 12/25/2033	2,888	2,896
0.953% due 12/25/2032	22	16
1.393% due 08/25/2032	1,541	1,311
Residential Asset Securities Corp. Trust
0.693% due 07/25/2032 ^	971	796
0.773% due 06/25/2033	128	102
0.793% due 06/25/2032 ^	84	65
Residential Mortgage Loan Trust
1.693% due 09/25/2029	161	150
SACO, Inc.
0.713% due 06/25/2036 ^	520	548
Salomon Brothers Mortgage Securities, Inc.
1.168% due 10/25/2028	175	170
1.600% due 01/25/2032	382	343
6.930% due 08/25/2028	438	425
Saxon Asset Securities Trust
0.873% due 12/26/2034	1,041	943
Securitized Asset-Backed Receivables LLC
0.233% due 01/25/2037	17	17
0.253% due 12/25/2036 ^	3,035	894
SLC Student Loan Trust
4.750% due 06/15/2033	1,287	1,203
SLM Student Loan Trust
0.356% due 07/25/2019	427	426
0.356% due 04/27/2020	2,092	2,078
0.366% due 07/25/2019	2,936	2,920
0.386% due 04/25/2017	12	12
0.446% due 07/25/2023	3,000	2,955
0.726% due 01/25/2017	514	515
1.026% due 01/25/2019	2,200	2,220
1.376% due 10/25/2016	357	358
1.473% due 12/15/2033	5,356	5,223
1.776% due 04/25/2023	122,172	125,744
3.500% due 08/17/2043	31,513	29,780
Soundview Home Loan Trust
0.253% due 11/25/2036	94	35

Specialty Underwriting & Residential Finance Trust
0.693% due 09/25/2036	7,500	3,681
0.873% due 01/25/2034	300	268
1.393% due 10/25/2035	2,470	1,919
Structured Asset Investment Loan Trust
0.673% due 09/25/2035	13,000	9,641
0.703% due 08/25/2035	9,000	5,189
0.853% due 04/25/2035	5,000	4,124
1.168% due 09/25/2034	1,190	879
1.468% due 12/25/2034	1,202	643
Structured Asset Securities Corp.
0.773% due 01/25/2033	13	12
1.768% due 01/25/2033	667	590
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034	280	273
Trapeza CDO Ltd.
1.073% due 11/16/2034	1,000	630
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,388	2,387
UPS Capital Business Credit
0.773% due 04/15/2026	105	15
Wells Fargo Home Equity Trust
0.823% due 04/25/2034	1,577	1,245

Total Asset-Backed Securities (Cost $373,805)		335,779

SHORT-TERM INSTRUMENTS 14.0%
REPURCHASE AGREEMENTS (e) 0.1%		3,500

U.S. TREASURY BILLS 0.9%
0.114% due 08/01/2013 - 05/29/2014 (c)(f)	60,023	59,965

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 13.0%
PIMCO Short-Term Floating NAV Portfolio	46,991,803	470,200
PIMCO Short-Term Floating NAV Portfolio III	38,662,639	386,279

		856,479

Total Short-Term Instruments (Cost $920,543)		919,944

Total Investments 148.3% (Cost $9,891,737)		$9,770,839
Other Assets and Liabilities (Net) (48.3%)		(3,181,175)

Net Assets 100.0%		$6,589,664

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$3,500	Fannie Mae 2.200% due 10/17/2022	$(3,572)	$3,500	$3,500

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $59,225 at a weighted average interest rate of (0.820%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	07/01/2043	$1,500	$1,444	$(1,393)
Fannie Mae	4.500%	07/01/2043	233,500	247,550	(247,109)
Fannie Mae	6.500%	07/01/2043	8,000	8,891	(8,877)
Ginnie Mae	3.000%	07/01/2043	122,000	123,778	(120,570)
Ginnie Mae	5.000%	07/01/2043	69,500	75,082	(74,951)

				$456,745	$(452,900)

(f)	Securities with an aggregate market value of $40,455 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$5,000	$73	$0	$73
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	5,000	309	0	309
LB-UBS Commercial Mortgage Trust % due 09/15/2040	JPM	(1.170%	)	09/15/2040	4,000	1,477	0	1,477
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	518	220	0	220
Merrill Lynch Mortgage Trust % due 06/12/2043	UAG	(1.080%	)	06/12/2043	10,000	9,394	0	9,394
Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033	490	22	0	22
Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020	1,000	100	0	100
Race Point CLO Ltd. 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	2,000	356	0	356
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035	589	471	0	471
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	1,500	67	0	67

						$12,489	$0	$12,489

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	$7,500	$60	$(2,550)	$2,610
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034	6,500	42	(2,145)	2,187
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035	8,000	(603)	(2,400)	1,797
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	6,059	(1,107)	(2,121)	1,014
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034	228	(76)	(73)	(3)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	1.110%	12/25/2034	5,000	46	(1,600)	1,646
Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	3,404	(130)	(953)	823
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034	394	(151)	(158)	7
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034	3	(3)	(3)	0

					$(1,922)	$(12,003)	$10,081

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$26,430	$1,051	$4,572	$(3,521)
CMBX.NA.AAA.4 Index	CBK	(0.350%	)	02/17/2051	21,909	877	864	13
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051	49,680	1,988	4,286	(2,298)
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051	9,936	398	1,093	(695)
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051	47,693	1,909	8,168	(6,259)
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051	91,411	3,660	6,462	(2,802)
CMBX.NA.AAA.4 Index	RYL	(0.350%	)	02/17/2051	993	40	156	(116)
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051	5,962	239	399	(160)

						$10,162	$26,000	$(15,838)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes Industrials	$0	$1,865	$0	$1,865
Municipal Bonds & Notes
Texas	0	1,396	0	1,396
U.S. Government Agencies	0	7,498,146	260,140	7,758,286
U.S. Treasury Obligations	0	91,197	0	91,197
Mortgage-Backed Securities	0	364,306	298,066	662,372
Asset-Backed Securities	0	335,154	625	335,779
Short-Term Instruments
Repurchase Agreements	0	3,500	0	3,500
U.S. Treasury Bills	0	59,965	0	59,965
Central Funds Used for Cash Management Purposes	856,479	0	0	856,479
	$856,479	$8,355,529	$558,831	$9,770,839

Short Sales, at value

U.S. Government Agencies	$0	$(452,900)	$0	$(452,900)

Financial Derivative Instruments - Assets
Credit Contracts	$0	$22,586	$0	$22,586

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(15,854)	$0	$(15,854)

Totals	$856,479	$7,909,361	$558,831	$9,324,671

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$263,528	$4,046	$(7,553)	$1	$1	$117	$0	$0	$260,140	$148
Mortgage-Backed Securities	287,149	15,923	(6,925)	192	587	1,140	0	0	298,066	1,305
Asset-Backed Securities	232	0	(2)	0	0	4	391	0	625	2

	$550,909	$19,969	$(14,480)	$193	$588	$1,261	$391	$0	$558,831	$1,455

Financial Derivative Instruments - Assets
Credit Contracts	$362	$0	$0	$0	$0	$(6)	$0	$(356)	$0	$0

Totals	$551,271	$19,969	$(14,480)	$193	$588	$1,255	$391	$(356)	$558,831	$1,455

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$4,059	Benchmark Pricing	Base Price	97.25 - 99.71
	4,461	Other Valuation Techniques (4)	—	—
	251,620	Third Party Vendor	Broker Quote	99.88 - 100.63
Mortgage-Backed Securities	298,066	Third Party Vendor	Broker Quote	37.00 - 88.50
Asset-Backed Securities	625	Benchmark Pricing	Base Price	14.62 - 103.00

Total	$558,831

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.
(4)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 96.7%
ALABAMA 0.2%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$562

ALASKA 0.7%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,183

ARIZONA 3.2%
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	10,062

CALIFORNIA 19.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	10,000	10,792
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	124
6.918% due 04/01/2040	365	457
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	12,797
5.500% due 11/15/2040	8,500	8,876
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	10,000	12,990
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,638
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	329
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,111
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,315
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,417
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,138
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	287
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	161
University of California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,041

		61,473

COLORADO 1.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,125

DISTRICT OF COLUMBIA 4.2%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,720
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,673

		13,393

FLORIDA 4.2%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,508
Florida State General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,095
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	477
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	5,500	5,926
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	4,230

		13,236

GEORGIA 2.3%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	7,348

ILLINOIS 10.3%
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,238
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,611
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,338
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	9,695
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,674
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,915

		32,471

LOUISIANA 1.8%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,544

MARYLAND 1.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,675
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,359

		4,034

MICHIGAN 2.3%
Detroit, Michigan Water Supply System Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	125	119
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	4,894
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,182

		7,195

NEBRASKA 2.1%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	6,635	6,745

NEW JERSEY 9.6%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,030
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,726
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	7,850	8,374
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,316
5.250% due 06/15/2025	5,310	6,033
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,808

		30,287

NEW YORK 19.0%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,383
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	10,000	10,426
5.750% due 02/15/2047	1,500	1,612
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,616
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,287
5.000% due 11/15/2036	7,850	8,099
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,077
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,168
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	519
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	5,564
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,124
5.750% due 11/15/2051	2,000	2,205
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,619

New York State General Obligation Bonds, (BABs), Series 2010
5.620% due 03/01/2040	6,000	6,717
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,541

		59,957

OHIO 3.7%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	274
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042	6,100	5,106
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2029	2,350	2,518
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	4,000	3,773

		11,671

PENNSYLVANIA 0.7%
Reading Area Water Authority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	2,000	2,065

RHODE ISLAND 0.5%
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,417

TENNESSEE 1.0%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,126

TEXAS 7.5%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,611
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,612
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,132
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,043
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,399

		23,797

WASHINGTON 1.6%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,090
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,031

		5,121

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	130	133

Total Municipal Bonds & Notes (Cost $287,310)		304,945

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (b) 0.2%		530

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 2.1%
PIMCO Short-Term Floating NAV Portfolio	656,124	6,565

Total Short-Term Instruments (Cost $7,095)		7,095

Total Investments 99.0% (Cost $294,405)		$312,040
Other Assets and Liabilities (Net) 1.0%		3,187

Net Assets 100.0%		$315,227

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$530	Fannie Mae 2.200% due 10/17/2022	$(542)	$530	$530

(1)	Includes accrued interest.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$6,700	$12	$153	$(141)
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	13,700	27	338	(311)

						$39	$491	$(452)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$562	$0	$562
Alaska	0	2,183	0	2,183
Arizona	0	10,062	0	10,062
California	0	61,473	0	61,473
Colorado	0	3,125	0	3,125
District of Columbia	0	13,393	0	13,393
Florida	0	13,236	0	13,236
Georgia	0	7,348	0	7,348
Illinois	0	32,471	0	32,471
Louisiana	0	5,544	0	5,544
Maryland	0	4,034	0	4,034
Michigan	0	7,195	0	7,195
Nebraska	0	6,745	0	6,745
New Jersey	0	30,287	0	30,287
New York	0	59,957	0	59,957
Ohio	0	11,671	0	11,671
Pennsylvania	0	2,065	0	2,065
Rhode Island	0	1,417	0	1,417
Tennessee	0	3,126	0	3,126
Texas	0	23,797	0	23,797
Washington	0	5,121	0	5,121
Wisconsin	0	133	0	133
Short-Term Instruments
Repurchase Agreements	0	530	0	530
Central Funds Used for Cash Management Purposes	6,565	0	0	6,565
	$6,565	$305,475	$0	$312,040

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(452)	$0	$(452)

Totals	$6,565	$305,023	$0	$311,588
There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
GATX Financial Corp.
5.800% due 03/01/2016		$1,000	$1,093
SLM Corp. CPI Linked Bond
3.162% due 04/01/2014		200	201
3.362% due 03/01/2014		2,824	2,837
3.474% due 02/12/2016		1,140	1,144

Total Corporate Bonds & Notes (Cost $4,922)			5,275

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		335	289

Total Municipal Bonds & Notes (Cost $322)			289

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
3.000% due 07/01/2043		27,000	26,380

Total U.S. Government Agencies (Cost $27,208)			26,380

U.S. TREASURY OBLIGATIONS 101.4%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		127,368	130,692
0.125% due 04/15/2017 (g)		171,386	175,918
0.125% due 01/15/2022 (e)(g)		8,990	8,804
0.125% due 07/15/2022 (e)		127,310	124,426
0.125% due 01/15/2023 (e)(i)		168,146	162,917
0.500% due 04/15/2015		135,846	139,305
0.625% due 07/15/2021		98,171	101,350
0.625% due 02/15/2043		32,265	27,120
1.125% due 01/15/2021		118,240	126,452
1.250% due 04/15/2014		18,240	18,499
1.250% due 07/15/2020		187,345	203,526
1.375% due 01/15/2020		75,274	82,028
1.625% due 01/15/2015		85,382	88,817
1.750% due 01/15/2028		158,307	177,316
1.875% due 07/15/2013		119,376	119,554
1.875% due 07/15/2015		6,217	6,613
1.875% due 07/15/2019		5,336	6,018
2.000% due 01/15/2014 (e)(g)(i)		116,411	118,094
2.000% due 07/15/2014		12,213	12,615
2.000% due 01/15/2016		100,794	108,298
2.000% due 01/15/2026 (e)(g)(i)		252,715	291,817
2.125% due 01/15/2019		15,596	17,641
2.125% due 02/15/2040		16,784	20,385
2.375% due 01/15/2017		28,943	32,088
2.375% due 01/15/2025		213,401	254,197
2.375% due 01/15/2027		99,247	119,399
2.500% due 01/15/2029		116,887	144,036
2.625% due 07/15/2017 (e)		24,011	27,244
3.375% due 04/15/2032		16,376	22,997
3.625% due 04/15/2028		43	60
3.875% due 04/15/2029		108,353	156,104

Total U.S. Treasury Obligations (Cost $3,074,026)			3,024,330

MORTGAGE-BACKED SECURITIES 0.1%
Wells Fargo Mortgage-Backed Securities Trust
2.649% due 10/25/2035		2,352	2,296

Total Mortgage-Backed Securities (Cost $2,175)			2,296

ASSET-BACKED SECURITIES 0.0%
Duane Street CLO Ltd.
0.525% due 11/08/2017		73	73

Total Asset-Backed Securities (Cost $71)			73

SOVEREIGN ISSUES 4.6%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	200	221
4.000% due 08/20/2020		4,400	7,398

Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	5,908	7,350
Canada Housing Trust
2.450% due 12/15/2015		5,000	4,865
Instituto de Credito Oficial
1.966% due 03/25/2014	EUR	9,400	12,255
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,200	2,307
2.750% due 11/20/2025		31,500	35,657
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	36,112	49,330
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	2,100	10,900
Xunta de Galicia
5.763% due 04/03/2017	EUR	3,800	5,204
6.131% due 04/03/2018		2,300	3,191

Total Sovereign Issues (Cost $147,208)			138,678

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%			3,059

U.S. TREASURY BILLS 0.1%
0.127% due 05/01/2014 - 05/29/2014 (a)(e)		$3,260	3,257

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 0.0%
PIMCO Short-Term Floating NAV Portfolio		18,607	186

Total Short-Term Instruments (Cost $6,501)			6,502

Total Investments 107.4% (Cost $3,262,433)			$3,203,823
Written Options (f)(h) (0.3%) (Premiums $4,553)			(8,176)
Other Assets and Liabilities (Net) (7.1%)			(212,627)

Net Assets 100.0%			$2,983,020

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$3,059	Fannie Mae 2.200% due 10/17/2022	$(3,122)	$3,059	$3,059

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOM	0.150%	06/05/2013	07/09/2013	$11,992	$(11,993)
	0.160%	05/10/2013	07/19/2013	17,004	(17,008)
BPG	0.200%	02/05/2013	07/29/2013	9,114	(9,121)
	0.200%	02/05/2013	08/19/2013	2,817	(2,819)
BSN	0.120%	06/24/2013	07/08/2013	16,785	(16,785)
	0.130%	06/06/2013	08/06/2013	2,369	(2,369)
	0.160%	05/09/2013	10/16/2013	32,625	(32,633)
JPS	0.140%	06/07/2013	08/29/2013	6,386	(6,387)
	0.160%	05/07/2013	07/16/2013	32,009	(32,017)
TDM	0.100%	05/24/2013	07/22/2013	31,949	(31,952)

					$(163,084)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	06/26/2013	07/12/2013	$3,373	$(3,376)
	0.140%	06/24/2013	07/12/2013	6,341	(6,346)
BPG	0.160%	06/28/2013	07/12/2013	10,039	(10,048)
GSC	0.130%	06/20/2013	07/12/2013	22,951	(22,968)
TDM	0.150%	06/03/2013	07/08/2013	10,638	(10,638)

					$(53,376)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $185,854 at a weighted average interest rate of 0.152%.
(3)	Payable for sale-buyback transactions includes $29 of deferred price drop on sale-buyback transactions.

(e)	Securities with an aggregate market value of $216,818 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	175	$98	$(503)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	175	53	(5)

				$151	$(508)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	1,102	$(1,793)
90-Day Eurodollar March Futures	Long	03/2017	938	(887)
90-Day Eurodollar September Futures	Long	09/2015	506	(721)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	80	(283)

				$(3,684)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$38,500	$5,274	$2,798

(g)	Securities with an aggregate market value of $5,225 and cash of $44 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	66,038		$64,612	WST	$4,252	$0	$4,252
07/2013	JPY	416,700		4,252	FBF	50	0	50
07/2013		1,366,600		14,177	HUS	397	0	397
07/2013		642,200		6,494	JPM	19	0	19
07/2013		61,600		628	RBC	6	0	6
07/2013		812,302		8,228	UAG	37	0	37
07/2013		$1,086	AUD	1,130	CBK	0	(53)	(53)
07/2013		7,870		8,085	DUB	0	(481)	(481)
07/2013		2,093		2,178	JPM	0	(103)	(103)
07/2013		4,447	JPY	421,100	BPS	0	(201)	(201)
07/2013		11,640		1,096,400	FBF	0	(584)	(584)
07/2013		25,619		2,492,900	RYL	0	(483)	(483)
09/2013	CAD	36,687		$35,990	RBC	1,176	0	1,176
09/2013	EUR	107,582		143,155	CBK	3,074	0	3,074
09/2013	GBP	14,284		22,192	BPS	477	0	477
09/2013		$22,237	CAD	22,695	JPM	0	(701)	(701)
09/2013		53,783	EUR	40,384	BRC	0	(1,199)	(1,199)
09/2013		9,358		7,042	CBK	0	(189)	(189)
09/2013		5,247		3,914	DUB	0	(151)	(151)
09/2013		10,992	GBP	7,039	DUB	0	(291)	(291)

						$9,488	$(4,436)	$5,052

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	13,300	$24	$(1)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		11,100	19	(1)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		29,900	65	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		9,100	16	(1)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		$18,300	63	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		18,300	63	(398)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		74,500	134	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		74,500	373	(1,619)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		7,200	5	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		7,200	18	(157)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		20,500	54	(329)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		5,700	4	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		5,700	15	(124)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		14,800	49	(238)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		53,700	149	(966)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		35,700	20	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		35,700	90	(779)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		54,600	277	(784)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	31,400	162	(18)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		5,400	24	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		8,200	42	(5)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		3,400	20	(2)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		$18,300	64	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		16,300	73	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		21,400	102	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,200	11	(79)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		13,800	47	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		23,800	413	(413)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		25,600	119	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		66,400	1,149	(1,149)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		15,900	55	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		15,900	68	(242)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		6,800	21	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		6,800	49	(258)

								$3,857	$(7,569)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$10,700	$102	$(5)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013	10,900	96	(5)

						$198	$(10)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$107	$(19)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	36	(4)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	16,300	160	(30)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500	44	(36)

						$347	$(89)

(1)	YOY options may have a series of expirations.

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	0.467%	$1,000	$(17)	$0	$(17)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	14,900	$519	$102	$417
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		2,700	101	16	85
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		1,500	51	1	50
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		1,500	51	1	50
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		5,300	179	2	177
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		1,600	54	2	52
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		5,700	189	25	164
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		2,400	79	37	42
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		6,700	223	125	98
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		2,100	69	3	66
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		7,600	252	65	187
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS		5,500	211	(54)	265
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		2,500	96	(24)	120
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		2,500	96	(24)	120
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	SOG		3,200	124	(27)	151
Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017	DUB		$18,600	(452)	0	(452)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	CBK		39,600	(899)	10	(909)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		48,600	(1,083)	802	(1,885)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		22,700	(506)	232	(738)
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	UAG	AUD	1,000	(26)	(5)	(21)

							$(672)	$1,289	$(1,961)

(i)	Securities with an aggregate market value of $10,178 have been pledged as collateral for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$5,275	$0	$5,275
Municipal Bonds & Notes
West Virginia	0	289	0	289
U.S. Government Agencies	0	26,380	0	26,380
U.S. Treasury Obligations	0	3,024,330	0	3,024,330
Mortgage-Backed Securities	0	2,296	0	2,296
Asset-Backed Securities	0	73	0	73
Sovereign Issues	0	138,678	0	138,678
Short-Term Instruments
Repurchase Agreements	0	3,059	0	3,059
U.S. Treasury Bills	0	3,257	0	3,257
Central Funds Used for Cash Management Purposes	186	0	0	186
	$186	$3,203,637	$0	$3,203,823

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	9,488	0	9,488
Interest Rate Contracts	0	4,842	0	4,842
	$0	$14,330	$0	$14,330

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(17)	0	(17)
Foreign Exchange Contracts	0	(4,446)	0	(4,446)
Interest Rate Contracts	(3,684)	(12,082)	(89)	(15,855)
	$(3,684)	$(16,545)	$(89)	$(20,318)

Totals	$(3,498)	$3,201,422	$(89)	$3,197,835

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(98)	$0	$0	$0	$0	$9	$0	$0	$(89)	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(89)	Indicative Market Quotation	Broker Quote	0.16 - 0.81

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 97.6%
ABC Supply Co., Inc.
3.500% due 04/16/2020	$250	$249
Acosta, Inc.
5.000% due 03/02/2018	50	50
Acquisitions Cogeco Cable, Inc.
3.250% due 11/30/2019	25	25
Advantage Sales & Marketing, Inc.
4.250% due 12/17/2017	50	50
AES Corp.
3.750% due 06/01/2018	261	262
Affinia Group Intermediate Holdings, Inc.
3.500% due 04/24/2016	50	50
4.750% due 04/25/2020	100	100
AI Chem & Cy S.C.A.
4.500% due 10/03/2019	250	250
Air Medical Group Holdings, Inc.
6.500% due 06/30/2018	50	50
Albertson’s LLC
4.250% due 03/21/2016	38	38
Alcatel-Lucent USA, Inc.
7.250% due 01/30/2019	50	50
Alliant Holdings, Inc.
5.000% due 12/20/2019	75	75
Allison Transmission, Inc.
4.250% due 08/23/2019	25	25
AMC Entertainment, Inc.
3.500% due 04/30/2020	125	125
American Renal Holdings, Inc.
4.500% due 09/22/2019	150	149
Ameristar Casinos, Inc.
4.000% due 04/14/2018	48	48
AmWINS Group, Inc.
5.000% due 09/06/2019	50	50
Ancestry.com, Inc.
4.250% due 05/15/2018	24	24
5.250% due 12/28/2018	109	109
Apex Tool Group LLC
4.500% due 02/01/2020	249	250
Apria Healthcare, Inc.
6.750% due 04/05/2020	150	150
ARAMARK Corp.
2.070% due 01/26/2014	1	1
3.695% - 3.776% due 07/26/2016	50	50
Arch Coal, Inc.
5.750% due 05/16/2018	50	49
Ardent Medical Services, Inc.
6.750% due 07/02/2018	25	25
Asurion LLC
4.500% due 05/24/2019	28	27
Atlantic Aviation FBO, Inc.
3.250% due 05/16/2020	100	100
August LuxUK Holding Company SARL
5.000% due 04/27/2018	12	12
August U.S. Holding Company, Inc.
5.000% due 04/27/2018	9	9
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	148	150
Axalta Coating Systems U.S. Holdings, Inc.
4.750% due 02/01/2020	50	50
Bausch & Lomb, Inc.
3.526% due 11/01/2016	100	100
4.000% due 05/17/2019	150	150
BBHI Acquisition LLC
5.250% due 12/14/2017	93	94
Berlin Packaging LLC
4.750% due 04/02/2019	50	50
Biomet, Inc.
3.943% - 4.023% due 07/25/2017	59	58
Brickman Group Holdings, Inc.
4.000% due 10/14/2016	25	25
4.000% due 09/28/2018	25	25
Bright Horizons Family Solutions, Inc.
4.000% - 5.250% due 01/30/2020	25	25
Caesars Entertainment Operating Co., Inc.
5.443% due 01/28/2018	24	21
Calceus Acquisition, Inc.
5.750% due 02/01/2020	25	25

Calpine Construction Finance Co. LP
3.000% due 05/03/2020	100	99
Calpine Corp.
4.000% due 04/01/2018	49	49
Capsugel Holdings U.S., Inc.
4.250% due 08/01/2018	74	75
Catalent Pharma Solutions, Inc.
3.695% due 09/15/2016	25	24
CCC Information Services, Inc.
4.000% due 12/20/2019	189	190
Cequel Communications LLC
3.500% due 02/14/2019	249	248
Clear Channel Communications, Inc.
3.845% due 01/29/2016	150	138
CNO Financial Group, Inc.
3.750% due 09/20/2018	46	47
Colfax Corp.
3.250% due 01/11/2019	249	249
Commercial Barge Line Co.
7.500% due 09/20/2019	249	242
CommScope, Inc.
3.750% due 01/14/2018	49	49
Community Health Systems, Inc.
3.773% - 3.776% due 01/25/2017	3	3
Compass Investments, Inc.
5.250% due 12/27/2019	75	75
Convatec, Inc.
5.000% due 12/22/2016	24	24
Covanta Energy Corp.
3.500% due 03/28/2019	49	50
Covis Pharma Holdings SARL
6.000% due 04/24/2019	100	100
CPG International, Inc.
5.750% due 09/18/2019	25	25
Crown Castle International Corp.
3.250% due 01/31/2019	248	248
CSC Holdings LLC
2.695% due 04/17/2020	250	248
Cunningham Lindsey U.S., Inc.
5.000% due 12/10/2019	50	50
David’s Bridal, Inc.
5.000% due 10/11/2019	25	25
DaVita, Inc.
4.000% due 11/01/2019	249	250
4.500% due 10/20/2016	49	49
Dealer Computer Services, Inc.
2.195% due 04/21/2016	99	99
Del Monte Foods Co.
4.000% due 03/08/2018	65	65
DJO Finance LLC
4.750% due 09/15/2017	25	25
Dole Food Co., Inc.
3.750% - 5.000% due 04/01/2020	100	100
Dunkin’ Brands, Inc.
3.750% - 5.000% due 02/14/2020	48	48
Dynegy Holdings, Inc.
4.000% due 04/23/2020	92	92
Eagle Spinco, Inc.
3.500% due 01/27/2017	50	50
Endo Health Solutions, Inc.
4.000% due 06/17/2018	9	9
Envision Healthcare Corp.
4.000% due 05/25/2018	252	252
EP Energy LLC
3.500% due 05/24/2018	50	50
Federal Mogul Corp.
2.128% - 2.138% due 12/27/2014	56	54
First Data Corp.
4.193% due 03/24/2017	250	245
4.193% due 09/24/2018	25	24
FMG America Finance, Inc.
5.250% due 10/18/2017	50	49
Foxco Acquisition Sub LLC
5.500% due 07/14/2017	249	252
Freescale Semiconductor, Inc.
4.250% due 12/01/2016	25	25
5.000% due 03/01/2020	125	124
Generac Power Systems, Inc.
3.500% due 05/29/2020	100	99
Genesys Telecom Holdings U.S., Inc.
4.000% due 02/08/2020	150	150
Getty Images, Inc.
4.750% due 10/18/2019	249	247
GFA Brands, Inc.
7.000% due 07/02/2018	48	49

Goodyear Tire & Rubber Co.
4.750% due 04/30/2019	50	50
Gray Television, Inc.
4.750% due 10/14/2019	250	252
Grifols, Inc.
4.250% due 06/01/2017	248	250
H.J. Heinz Co.
3.500% due 06/05/2020	500	501
HCA, Inc.
2.945% due 05/01/2018	350	349
HD Supply, Inc.
4.500% due 10/12/2017	249	249
Health Management Associates, Inc.
3.500% due 11/18/2018	247	247
Hertz Corp.
3.000% due 03/11/2018	243	242
Hub International Ltd.
3.695% due 06/13/2017	99	99
IASIS Healthcare LLC
4.500% due 05/03/2018	248	248
IMG Worldwide, Inc.
5.500% due 06/16/2016	20	20
IMS Health, Inc.
3.750% due 09/01/2017	29	29
Intelsat Jackson Holdings Ltd.
4.250% due 04/02/2018	100	100
J Crew Group, Inc.
4.000% due 03/07/2018	249	248
JMC Steel Group
4.750% due 04/01/2017	73	73
Kasima LLC
3.250% due 05/17/2021	100	99
Leslie’s Poolmart, Inc.
5.250% due 10/16/2019	49	49
Light Tower Fiber LLC
4.500% due 04/11/2020	150	150
Live Nation Entertainment, Inc.
4.500% due 11/07/2016	73	74
LPL Holdings, Inc.
3.250% - 4.750% due 03/29/2019	150	149
Manitowoc Co., Inc.
3.000% due 05/13/2016	40	40
4.250% due 11/13/2017	9	9
MGM Resorts International, Inc.
3.500% due 12/20/2019	50	49
Michael Foods Group, Inc.
4.250% due 02/25/2018	68	68
Michaels Stores, Inc.
3.750% due 01/28/2020	225	225
MultiPlan, Inc.
4.000% due 08/26/2017	24	24
Neiman Marcus Group, Inc.
4.000% due 05/16/2018	150	150
NGPL PipeCo LLC
6.750% due 09/15/2017	25	25
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	50	49
Novelis, Inc.
3.750% due 03/10/2017	98	98
NRG Energy, Inc.
2.750% due 07/02/2018	150	149
Nuveen Investments, Inc.
4.195% due 05/13/2017	50	50
NXP BV
4.750% due 01/11/2020	259	263
Oberthur Technologies S.A.
6.252% due 03/30/2019	25	25
Ocwen Financial Corp.
5.000% due 02/15/2018	50	50
OSI Restaurant Partners LLC
3.500% due 10/26/2019	211	211
Oxbow Carbon & Mineral Holdings LLC
3.695% due 05/08/2016	43	43
Pact Group Pty Ltd.
3.750% due 05/29/2020	75	75
Patriot Merger Corp.
5.250% due 06/19/2020	150	150
Performance Food Group Co.
6.250% due 11/29/2019	50	50
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	49	49
Pharmaceutical Product Development, Inc.
4.250% due 12/05/2018	49	49
Philadelphia Energy Solutions LLC
6.250% due 04/04/2018	150	149

Pinnacle Entertainment, Inc.
4.000% due 03/19/2019	49	49
Pinnacle Foods Finance LLC
3.250% due 04/29/2020	249	248
Progressive Waste Solutions Ltd.
3.500% due 10/24/2019	50	50
PVH Corp.
3.250% due 02/13/2020	50	50
Quintiles Transnational Corp.
4.500% due 06/08/2018	68	68
Realogy Corp.
4.500% due 03/05/2020	249	251
Regent Seven Seas Cruises, Inc.
4.750% due 12/21/2018	250	250
Rexnord LLC
3.750% due 04/01/2018	141	141
Reynolds Group Holdings, Inc.
4.750% due 09/28/2018	50	50
Riverbed Technology, Inc.
4.000% due 12/18/2019	228	230
Roofing Supply Group LLC
5.000% due 05/31/2019	249	249
RPI Finance Trust
3.500% due 05/09/2018	97	97
4.000% due 11/09/2018	99	99
Ruby Western Pipeline Holdings LLC
3.500% due 03/27/2020	200	199
Sage Products Holdings LLC
9.250% due 06/13/2020	25	26
Sage Products, Inc.
4.250% due 12/13/2019	23	23
Salem Communications Corp.
4.500% due 03/16/2020	49	50
Samson Investment Co.
6.000% due 09/25/2018	40	40
SBA Senior Finance LLC
3.750% due 06/30/2018	91	91
Schaeffler AG
4.250% due 01/27/2017	50	50
Scientific Games International, Inc.
4.250% due 05/22/2020	50	49
Sealed Air Corp.
4.000% due 10/03/2018	49	50
SeaWorld Parks & Entertainment, Inc.
3.000% due 05/14/2020	100	99
Seminole Tribe of Florida
3.000% - 4.500% due 04/29/2020	250	250
Sensata Technologies BV
3.750% due 05/12/2018	17	17
Sensus USA, Inc.
4.750% - 5.750% due 05/09/2017	98	98
Sequa Corp.
5.250% due 06/19/2017	25	25
Serta Simmons Holdings LLC
5.000% - 6.000% due 10/01/2019	35	35
ServiceMaster Co.
4.250% due 01/31/2017	25	25
Smart & Final Stores LLC
4.500% due 11/15/2019	25	25
Spin Holdco, Inc.
4.250% due 11/14/2019	100	100
Springleaf Financial Funding Co.
5.500% due 05/10/2017	35	35
Sprouts Farmers Markets Holdings LLC
4.500% due 04/23/2020	250	250
Starwood Property Trust, Inc.
3.500% due 04/17/2020	140	140
Station Casinos, Inc.
5.000% due 03/01/2020	249	250
Sun Products Corp.
5.500% due 03/23/2020	199	197
SunGard Data Systems, Inc.
1.942% due 02/28/2014	30	30
4.000% due 03/08/2020	50	50
4.500% due 01/31/2020	10	10
Syniverse Holdings, Inc.
5.000% due 04/23/2019	248	250
TallGrass Operations LLC
5.250% due 11/13/2018	13	14
Taminco NV
4.250% due 02/15/2019	49	50
Telesat LLC
3.500% due 03/28/2019	50	50
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	50	50

Time Warner Telecom Holdings, Inc.
2.700% due 04/17/2020		250	250
Tomkins LLC
3.750% due 09/29/2016		45	46
Trans Union, LLC
4.250% due 02/08/2019		249	250
Transdigm, Inc.
3.500% due 02/14/2017		50	50
Tribune Co.
4.000% due 12/31/2019		249	251
Tronox Pigments BV
4.500% due 03/19/2020		150	151
Truven Health Analytics, Inc.
4.500% due 06/06/2019		100	99
United Surgical Partners International, Inc.
4.750% due 04/03/2019		50	50
Univar, Inc.
5.000% due 06/30/2017		99	97
Universal Health Services, Inc.
2.443% due 11/15/2016		51	51
Univision Communications, Inc.
4.500% due 03/01/2020		299	297
UPC Financing Partnership
3.250% due 06/30/2021		100	100
US Airways Group, Inc.
3.500% due 11/23/2016		100	100
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019		50	49
4.500% due 06/24/2020		300	300
Vanguard Health Holding Co. LLC
3.750% due 01/29/2016		25	25
VeriFone Holdings, Inc.
4.250% due 12/28/2018		21	21
Vertafore, Inc.
4.250% due 10/03/2019		200	200
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		300	298
Vodafone Americas Finance, Inc.
6.250% due 07/11/2016		77	79
VWR Funding, Inc.
4.195% due 04/03/2017		25	25
Walter Energy, Inc.
5.750% due 04/01/2018		226	223
Walter Investment Management Corp.
5.750% due 11/28/2017		289	291
Warner Chilcott Co. LLC
4.250% due 03/15/2018		59	59
Waste Industries USA, Inc.
4.000% due 03/17/2017		50	50
WaveDivision Holdings LLC
4.000% due 10/15/2019		50	50
Weather Channel
3.500% due 02/13/2017		98	98
Weight Watchers International, Inc.
3.750% due 04/02/2020		200	199
Wendy’s International, Inc.
3.250% due 05/15/2019		86	85
West Corp.
3.750% due 06/30/2018		49	49
Wilsonart LLC
4.000% due 10/31/2019		249	247
Windstream Corp.
3.500% due 01/23/2020		50	50
WMG Acquisition Corp.
3.750% due 07/01/2020		150	149
WNA Holdings, Inc.
4.500% due 05/21/2020		32	32
4.500% due 06/07/2020	CAD	18	17
Worldpay Ltd.
4.750% due 11/30/2019		$250	252
WP Prism, Inc.
6.250% due 05/31/2018		100	100
Yankee Candle Co., Inc.
5.250% due 04/02/2019		10	10
Zuffa LLC
4.500% due 02/25/2020		25	25

Total Bank Loan Obligations (Cost $22,683)			22,653

CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
CNH Capital LLC
3.625% due 04/15/2018		100	96

Total Corporate Bonds & Notes (Cost $100)			96

SHORT-TERM INSTRUMENTS 6.4%
REPURCHASE AGREEMENTS (b) 1.2%		283

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 5.2%
PIMCO Short-Term Floating NAV Portfolio	120,844	1,209

Total Short-Term Instruments (Cost $1,492)		1,492

Total Investments 104.4% (Cost $24,275)		$24,241
Other Assets and Liabilities (Net) (4.4%)		(1,011)

Net Assets 100.0%		$23,230

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$283	Fannie Mae 2.200% due 10/17/2022	$(293)	$283	$283

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$21,192	$1,461	$22,653
Corporate Bonds & Notes
Banking & Finance	0	96	0	96
Short-Term Instruments
Repurchase Agreements	0	283	0	283
Central Funds Used for Cash Management Purposes	1,209	0	0	1,209

	$1,209	$21,571	$1,461	$24,241

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$1,174	$571	$(371)	$0	$4	$(16)	$293	$(194)	$1,461	$(2)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,461	Third Party Vendor	Broker Quote	97.00 - 103.00

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 23.7%
BANKING & FINANCE 20.6%
African Development Bank
0.603% due 08/04/2014	$13,200	$13,244
American Express Co.
4.875% due 07/15/2013	3,205	3,210
American Express Credit Corp.
7.300% due 08/20/2013	27,740	27,994
American Honda Finance Corp.
0.873% due 08/05/2013	1,660	1,661
American International Group, Inc.
3.650% due 01/15/2014	24,371	24,735
ANZ New Zealand International Ltd.
0.714% due 08/19/2014	10,000	10,040
Asian Development Bank
0.084% due 08/23/2013	20,000	19,995
1.625% due 07/15/2013	17,000	17,008
2.750% due 05/21/2014	32,600	33,317
Bank Nederlandse Gemeenten
1.500% due 03/28/2014	60,700	61,197
3.750% due 07/15/2013	11,100	11,112
5.000% due 05/16/2014	19,700	20,478
Bank of America Corp.
1.696% due 01/30/2014	24,060	24,196
Bank of Montreal
1.300% due 10/31/2014	7,000	7,074
Bank of New York Mellon Corp.
0.554% due 01/31/2014	12,800	12,820
Bank of Nova Scotia
1.450% due 07/26/2014	445,141	445,497
2.375% due 12/17/2013	20,873	21,063
BB&T Corp.
3.375% due 09/25/2013	7,000	7,046
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	6,221	6,256
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	80,900	81,324
Citigroup, Inc.
2.275% due 08/13/2013	11,000	11,024
5.850% due 07/02/2013	10,697	10,697
6.000% due 12/13/2013	21,050	21,541
6.375% due 08/12/2014	3,000	3,166
6.500% due 08/19/2013	36,242	36,511
CME Group, Inc.
5.750% due 02/15/2014	650	670
Commonwealth Bank of Australia
0.553% due 09/17/2014	40,000	40,125
0.726% due 07/23/2014	3,000	3,008
0.773% due 06/25/2014	90,200	90,620
2.900% due 09/17/2014	45,000	46,353
3.625% due 06/25/2014	1,100	1,135
DanFin Funding Ltd.
0.978% due 07/16/2013	119,650	119,674
Dexia Credit Local S.A.
2.750% due 01/10/2014	26,600	26,887
2.750% due 04/29/2014	8,785	8,939
Erste Abwicklungsanstalt
0.577% due 10/15/2014	20,000	20,047
General Electric Capital Corp.
0.910% due 04/07/2014	36,454	36,622
1.102% due 12/20/2013	4,400	4,417
1.875% due 09/16/2013	4,020	4,033
3.125% due 03/12/2014	3,000	3,054
5.500% due 06/04/2014	37,000	38,740
5.900% due 05/13/2014	7,400	7,751
Goldman Sachs Group, Inc.
1.273% due 02/07/2014	133,222	133,589
1.276% due 07/29/2013	6,799	6,805
1.323% due 09/23/2013	11,100	11,122
4.750% due 07/15/2013	14,312	14,332
5.150% due 01/15/2014	31,186	31,847
5.250% due 10/15/2013	43,811	44,355
HSBC Bank PLC
0.925% due 08/12/2013	33,220	33,245
1.078% due 01/17/2014	6,000	6,026
1.625% due 08/12/2013	2,000	2,003
1.625% due 07/07/2015	20,400	20,595

HSBC Bank USA N.A.
4.625% due 04/01/2014	14,000	14,392
HSBC Finance Corp.
0.527% due 01/15/2014	30,140	30,115
4.750% due 07/15/2013	25,150	25,183
5.250% due 01/15/2014	15,278	15,637
ING Bank NV
1.597% due 10/18/2013	3,300	3,311
Inter-American Development Bank
0.055% due 02/18/2014	28,000	27,953
John Deere Capital Corp.
0.426% due 04/25/2014	21,300	21,331
0.427% due 07/15/2013	1,300	1,300
JPMorgan Chase & Co.
1.023% due 05/02/2014	87,050	87,516
1.075% due 01/24/2014	67,094	67,363
2.050% due 01/24/2014	53,296	53,735
4.650% due 06/01/2014	10,375	10,749
5.375% due 01/15/2014	12,800	13,141
KFW
0.211% due 02/28/2014	170,000	170,102
0.220% due 04/11/2014	254,000	254,100
0.273% due 03/17/2014	8,000	8,001
0.413% due 08/05/2014	50,000	50,076
0.458% due 01/17/2014	12,900	12,912
1.500% due 04/04/2014	6,400	6,462
Landwirtschaftliche Rentenbank
4.125% due 07/15/2013	4,000	4,005
4.875% due 01/10/2014	6,000	6,142
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	5,095	5,206
MetLife Institutional Funding
1.182% due 04/04/2014	15,500	15,600
MetLife, Inc.
1.523% due 08/06/2013	18,400	18,421
Metropolitan Life Global Funding
1.029% due 01/10/2014	3,700	3,714
Monumental Global Funding
0.446% due 10/25/2013	1,500	1,500
0.477% due 01/15/2014	22,010	22,016
Morgan Stanley
0.579% due 01/09/2014	26,600	26,532
1.875% due 01/24/2014	32,000	32,191
2.875% due 01/24/2014	1,250	1,263
National Bank of Canada
1.650% due 01/30/2014	90,250	90,868
National Rural Utilities Cooperative Finance Corp.
0.356% due 02/18/2014	15,400	15,397
Nederlandse Waterschapsbank NV
0.326% due 10/27/2014	60,800	60,817
1.375% due 05/16/2014	28,700	28,946
Network Rail Infrastructure Finance PLC
1.500% due 01/13/2014	2,000	2,013
Nordea Bank AB
1.177% due 01/14/2014	2,583	2,595
1.750% due 10/04/2013	1,600	1,606
2.125% due 01/14/2014	1,000	1,009
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015	37,010	37,118
1.875% due 04/07/2015	106,025	107,195
Nordic Investment Bank
3.500% due 09/11/2013	11,000	11,067
Oesterreichische Kontrollbank AG
0.342% due 10/21/2013	15,900	15,902
1.375% due 01/21/2014	3,054	3,073
Pricoa Global Funding
0.476% due 09/27/2013	21,200	21,206
Rabobank Group
2.500% due 12/12/2013	8,000	8,069
Sparebank Boligkreditt A/S
1.250% due 10/25/2014	51,060	51,197
Stadshypotek AB
0.826% due 09/30/2013	43,750	43,803
1.450% due 09/30/2013	157,630	158,065
Standard Chartered PLC
1.225% due 05/12/2014	3,225	3,248
Sun Life Financial Global Funding LP
0.530% due 10/06/2013	29,565	29,516
Svensk Exportkredit AB
0.317% due 07/13/2014	14,390	14,394
0.423% due 03/23/2014	15,450	15,467
1.025% due 08/14/2014	45,950	46,330
3.250% due 09/16/2014	20,003	20,706
Swedbank Hypotek AB
0.726% due 03/28/2014	36,500	36,618

Toronto-Dominion Bank
0.875% due 09/12/2014	2,000	2,010
Toyota Motor Credit Corp.
0.441% due 01/27/2014	89,000	89,096
0.728% due 10/11/2013	2,000	2,002
1.375% due 08/12/2013	1,600	1,602
U.S. Bancorp
1.375% due 09/13/2013	12,430	12,446
UFJ Finance Aruba AEC
6.750% due 07/15/2013	1,300	1,303
Union Bank N.A.
2.125% due 12/16/2013	12,500	12,580
Wells Fargo & Co.
3.750% due 10/01/2014	1,800	1,865
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	42,000	43,363

		3,690,661

INDUSTRIALS 2.5%
Altria Group, Inc.
8.500% due 11/10/2013	7,600	7,809
Anheuser-Busch InBev Worldwide, Inc.
0.637% due 07/14/2014	3,700	3,709
0.826% due 01/27/2014	37,971	38,089
Broadcom Corp.
1.500% due 11/01/2013	1,000	1,003
Burlington Northern Santa Fe LLC
4.300% due 07/01/2013	5,900	5,900
7.000% due 02/01/2014	2,000	2,072
Cisco Systems, Inc.
0.523% due 03/14/2014	1,100	1,102
Comcast Corp.
5.300% due 01/15/2014	26,342	26,991
CRH America, Inc.
5.300% due 10/15/2013	2,800	2,836
Daimler Finance North America LLC
1.059% due 04/10/2014	11,000	11,040
1.472% due 09/13/2013	1,300	1,303
E.I. du Pont de Nemours & Co.
5.000% due 07/15/2013	800	801
Enterprise Products Operating LLC
9.750% due 01/31/2014	2,410	2,532
EOG Resources, Inc.
1.023% due 02/03/2014	16,470	16,531
General Mills, Inc.
5.250% due 08/15/2013	625	628
HJ Heinz Co.
5.350% due 07/15/2013	19,896	19,918
International Business Machines Corp.
6.500% due 10/15/2013	1,115	1,135
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	1,845	1,880
Merck & Co., Inc.
5.300% due 12/01/2013	10,565	10,774
Mondelez International, Inc.
5.250% due 10/01/2013	1,661	1,681
NBCUniversal Media LLC
2.100% due 04/01/2014	13,774	13,942
Novartis Capital Corp.
4.125% due 02/10/2014	16,435	16,797
PepsiCo, Inc.
0.875% due 10/25/2013	11,200	11,216
Philip Morris International, Inc.
6.875% due 03/17/2014	50,439	52,725
SABMiller PLC
5.500% due 08/15/2013	1,000	1,006
Sanofi
0.586% due 03/28/2014	8,250	8,268
1.625% due 03/28/2014	979	988
Statoil ASA
3.875% due 04/15/2014	3,000	3,078
Teva Pharmaceutical Finance BV
0.772% due 03/21/2014	5,000	5,010
1.700% due 03/21/2014	8,500	8,564
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	28,300	28,388
Total Capital Canada Ltd.
0.658% due 01/17/2014	25,500	25,558
United Technologies Corp.
0.545% due 12/02/2013	2,600	2,603
Verizon Wireless Capital LLC
7.375% due 11/15/2013	29,616	30,325
VF Corp.
1.024% due 08/23/2013	12,400	12,415

Volkswagen International Finance NV
0.884% due 04/01/2014	13,080	13,110
1.625% due 08/12/2013	33,834	33,875
1.875% due 04/01/2014	1,200	1,212
Wal-Mart Stores, Inc.
1.625% due 04/15/2014	1,300	1,313
Walgreen Co.
0.772% due 03/13/2014	4,000	4,004
4.875% due 08/01/2013	6,100	6,120
WellPoint, Inc.
6.000% due 02/15/2014	2,300	2,375

		440,626

UTILITIES 0.6%
BP Capital Markets PLC
0.875% due 03/11/2014	11,040	11,075
0.899% due 12/06/2013	6,350	6,362
3.625% due 05/08/2014	10,165	10,432
5.250% due 11/07/2013	79,787	81,121
Dominion Resources, Inc.
1.800% due 03/15/2014	1,000	1,007
Duke Energy Carolinas LLC
5.750% due 11/15/2013	1,300	1,325
Duke Energy Corp.
6.300% due 02/01/2014	2,900	2,993
Shell International Finance BV
4.000% due 03/21/2014	500	512

		114,827

Total Corporate Bonds & Notes (Cost $4,249,462)		4,246,114

U.S. GOVERNMENT AGENCIES 22.3%
Fannie Mae
0.360% due 06/23/2014	24,800	24,854
0.875% due 08/28/2014	10,000	10,073
Federal Farm Credit Bank
0.160% due 02/03/2014 - 02/20/2014	145,000	145,101
0.190% due 07/21/2014	60,900	60,980
0.200% due 08/28/2014	28,750	28,734
0.204% due 08/27/2014	47,075	47,126
0.211% due 07/29/2013	18,000	18,002
0.220% due 09/06/2013 - 11/04/2013	131,380	131,428
0.230% due 11/18/2013	100,000	100,054
0.233% due 09/08/2014	2,915	2,919
0.270% due 07/14/2014	12,405	12,431
0.300% due 09/15/2014	4,800	4,813
0.310% due 03/27/2014	110,800	111,012
0.375% due 01/02/2015 (a)	75,000	75,041
Federal Home Loan Bank
0.055% due 12/11/2013	104,340	104,355
0.096% due 01/27/2014 (d)	495,000	494,998
0.142% due 11/20/2014	110,000	110,029
0.150% due 02/03/2014	165,000	165,102
0.153% due 11/17/2014	75,000	75,030
0.155% due 02/28/2014	53,000	53,022
0.164% due 02/27/2014	103,000	103,048
0.180% due 11/25/2013 - 02/24/2014	1,511,660	1,512,743
0.210% due 09/12/2014 - 10/22/2014	64,600	64,572
0.220% due 10/24/2014 - 10/29/2014	100,000	99,950
0.230% due 09/26/2014 - 10/17/2014	285,000	284,937
1.375% due 08/18/2014	8,000	8,104
Freddie Mac
0.375% due 08/28/2014	59,725	59,824
1.000% due 08/20/2014	74,465	75,097
2.650% due 11/06/2014	12,000	12,384

Total U.S. Government Agencies (Cost $3,993,690)		3,995,763

ASSET-BACKED SECURITIES 0.1%
Honda Auto Receivables Owner Trust
0.240% due 05/16/2014	14,026	14,024

Total Asset-Backed Securities (Cost $14,026)		14,024

SOVEREIGN ISSUES 7.6%
Kommunalbanken A/S
0.240% due 08/28/2014	320,400	320,550
0.376% due 10/21/2013	70,500	70,521
0.394% due 03/10/2014	101,050	101,089
1.000% due 06/16/2014	7,600	7,647
Kommunekredit
0.476% due 04/23/2014	68,000	68,066
1.250% due 09/03/2013	8,000	8,012

Kommuninvest Sverige AB
0.263% due 09/12/2014	70,000	69,985
0.278% due 10/17/2014	65,000	65,004
0.325% due 09/11/2014	28,000	28,013
0.428% due 04/11/2014	11,450	11,466
0.573% due 09/25/2013	1,150	1,151
Province of Manitoba
1.375% due 04/28/2014	2,460	2,481
Province of Ontario
1.375% due 01/27/2014	320,278	322,162
3.500% due 07/15/2013	5,000	5,005
4.100% due 06/16/2014	175,300	181,495
Province of Quebec
4.875% due 05/05/2014	5,810	6,030
Sweden Government International Bond
0.250% due 11/13/2014	103,000	102,952

Total Sovereign Issues (Cost $1,371,679)		1,371,629

SHORT-TERM INSTRUMENTS 46.7%
CERTIFICATES OF DEPOSIT 0.9%
Banco Bradesco S.A.
0.000% due 07/29/2013	13,500	13,491
Banco do Brasil S.A.
0.000% due 09/23/2013	46,200	46,243
0.000% due 10/11/2013	17,000	16,965
0.000% due 11/01/2013	11,000	10,969
Dexia Credit Local S.A.
1.600% due 09/16/2013	2,500	2,505
1.650% due 09/12/2013	2,300	2,305
Itau Unibanco Holding S.A.
0.000% due 08/08/2013	38,300	38,268
0.000% due 10/31/2013	12,500	12,438
0.960% due 09/23/2013	17,000	16,954

		160,138

COMMERCIAL PAPER 4.9%
Abbey National Treasury Services PLC
0.750% due 10/18/2013	3,700	3,697
Apache Corp.
0.320% due 07/16/2013	6,000	5,999
0.325% due 07/11/2013	22,300	22,298
AT&T, Inc.
0.510% due 07/22/2013	5,200	5,198
BASF AG
0.260% due 03/28/2014	19,000	18,965
0.300% due 03/28/2014	14,300	14,274
BP Capital Markets PLC
0.600% due 08/12/2013	25,650	25,632
0.650% due 08/06/2013	13,200	13,191
Canada Natural Resources Ltd.
0.320% due 07/23/2013	11,300	11,298
Commonwealth Edison Co.
0.370% due 07/19/2013	7,400	7,399
0.370% due 07/26/2013	6,000	5,998
0.370% due 08/05/2013	6,000	5,998
0.370% due 08/16/2013	4,000	3,998
Conagra Foods, Inc.
0.400% due 07/02/2013	4,200	4,200
Daimler Finance North America LLC
0.700% due 03/11/2014	20,700	20,617
DCP Midstream LLC
0.360% due 07/08/2013	11,700	11,699
Dominion Resources, Inc.
0.290% due 07/01/2013	32,000	32,000
Duke Energy Corp.
0.300% due 07/22/2013	10,000	9,998
Electricite de France S.A.
0.825% due 01/17/2014	44,500	44,401
Entergy Corp.
0.790% due 08/14/2013	900	899
Export Development Canada
0.160% due 09/12/2013	23,000	22,997
0.170% due 10/07/2013	5,100	5,099
Ford Motor Credit Co. LLC
0.700% due 07/01/2013	15,300	15,300
0.750% due 08/01/2013	7,000	6,995
1.021% due 11/08/2013	25,000	24,912
1.021% due 11/26/2013	700	697
1.021% due 01/06/2014	4,525	4,510
1.150% due 09/30/2013	4,100	4,090
1.150% due 10/01/2013	4,900	4,888

GDF Suez S.A.
0.210% due 07/22/2013	6,600	6,599
Holcim U.S. Finance SARL & Cie S.C.S.
0.450% due 09/10/2013	6,100	6,096
0.490% due 07/15/2013	700	700
0.500% due 07/02/2013	21,900	21,900
0.500% due 07/08/2013	19,700	19,698
Kansas City Power & Light Co.
0.300% due 07/17/2013	4,200	4,199
Kells Funding LLC
0.230% due 10/10/2013	32,900	32,880
Kinder Morgan Energy Partners LP
0.280% due 07/10/2013	3,600	3,600
0.280% due 07/11/2013	3,200	3,200
0.290% due 07/01/2013	5,000	5,000
0.290% due 07/10/2013	12,400	12,399
Nissan Motors Acceptance Corp.
0.300% due 07/17/2013	11,300	11,299
0.300% due 07/22/2013	9,300	9,298
0.300% due 07/24/2013	5,900	5,899
PPL Energy Supply LLC
0.300% due 07/02/2013	17,000	17,000
Province of Ontario
0.140% due 09/06/2013	7,800	7,797
0.160% due 12/05/2013	11,000	10,985
Province of Quebec
0.150% due 09/03/2013	7,800	7,797
0.175% due 11/25/2013	125,000	124,885
Santander S.A.
2.050% due 10/11/2013	2,000	1,995
Southern Power Co.
0.340% due 07/22/2013	11,000	10,998
Standard Chartered Bank
0.399% due 09/26/2013	3,350	3,348
0.858% due 09/26/2013	2,600	2,599
0.950% due 09/26/2013	65,275	65,244
0.950% due 10/01/2013	10,000	9,995
Virginia Electric and Power Co.
0.280% due 07/01/2013	11,800	11,800
Vodafone Group PLC
0.690% due 02/10/2014	7,000	6,977
0.698% due 01/28/2014	11,500	11,465
0.720% due 01/28/2014	33,800	33,699
Volvo Group Treasury North America LP
0.330% due 07/17/2013	20,500	20,497
0.330% due 07/25/2013	250	250
0.368% due 07/05/2013	250	250
0.390% due 07/05/2013	5,700	5,700
Wal-Mart Stores, Inc.
0.050% due 07/01/2013	24,142	24,142
Xstrata Finance Canada Ltd.
0.570% due 10/01/2013	4,000	3,996

		881,433

REPURCHASE AGREEMENTS (c) 33.3%		5,964,290

SHORT-TERM NOTES 6.4%
American Honda Finance Corp.
0.353% due 08/02/2013	15,400	15,400
Export Development Canada
0.120% due 02/04/2014	45,100	45,123
Fannie Mae
0.117% due 01/27/2014	16,000	15,992
0.127% due 01/27/2014	10,100	10,095
0.137% due 03/03/2014	400	400
Federal Home Loan Bank
0.061% due 07/05/2013	182	182
0.125% due 03/20/2014	100,000	99,957
0.140% due 08/22/2013 - 09/06/2013	309,200	309,249
0.150% due 05/01/2014	148,000	147,945
0.170% due 03/14/2014 - 03/25/2014	462,875	462,825
Holmes Master Issuer PLC
0.257% due 04/15/2014	42,000	42,010
MetLife Institutional Funding
0.349% due 01/10/2014	800	800

		1,149,978

U.S. TREASURY BILLS 1.2%
0.048% due 09/19/2013 - 06/26/2014 (b)	225,000	224,950

Total Short-Term Instruments (Cost $8,380,159)		8,380,789

Total Investments 100.4% (Cost $18,009,016)		$18,008,319
Other Assets and Liabilities (Net) (0.4%)		(73,031)

Net Assets 100.0%		$17,935,288

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.080%	06/18/2013	07/01/2013	$307,200	U.S. Treasury Notes 0.375% - 0.625% due 11/15/2015 - 08/31/2017	$(312,439)	$307,200	$307,209
	0.140%	06/28/2013	07/01/2013	274,800	U.S. Treasury Bills 0.156% due 06/26/2014	(208,435)	274,800	274,803
					U.S. Treasury Bonds 2.750% due 08/15/2042	(73,408)
BOM	0.120%	06/28/2013	07/01/2013	350,400	U.S. Treasury Notes 1.875% - 4.500% due 02/28/2014 - 05/15/2017	(357,580)	350,400	350,403
BPS	0.160%	06/28/2013	07/01/2013	1,000	U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032	(1,028)	1,000	1,000
	0.200%	06/28/2013	07/01/2013	49,800	Fannie Mae 5.000% due 09/01/2040	(52,137)	49,800	49,801
BRC	0.050%	06/11/2013	07/02/2013	100,000	Federal Farm Credit Bank 0.196% due 08/03/2015	(3,076)	100,000	100,003
					Freddie Mac 3.750% due 03/27/2019	(99,084)
	0.060%	06/26/2013	07/12/2013	39,800	U.S. Treasury Notes 2.125% due 12/31/2015	(40,268)	39,800	39,800
	0.070%	06/21/2013	07/08/2013	100,000	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014	(102,041)	100,000	100,002
	0.100%	06/28/2013	07/01/2013	19,000	U.S. Treasury Notes 0.625% due 05/31/2017	(19,383)	19,000	19,000
	0.170%	06/28/2013	07/01/2013	11,100	U.S. Treasury Notes 1.750% due 01/31/2014	(11,324)	11,100	11,100
	0.170%	04/26/2013	10/25/2013	160,000	Freddie Mac 4.500% due 01/01/2041	(162,637)	160,000	160,050
	0.180%	06/28/2013	07/01/2013	1,200	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(1,222)	1,200	1,200
	0.210%	05/01/2013	05/01/2014	100,000	Fannie Mae 3.500% due 08/01/2042	(96,302)	100,000	100,036
	0.230%	06/27/2013	06/27/2015	1,993	Morgan Stanley 6.000% due 05/13/2014	(2,096)	1,993	1,993
	0.250%	05/22/2013	05/22/2015	2,960	Eli Lilly & Co. 4.200% due 03/06/2014	(3,111)	2,960	2,961
	0.270%	05/21/2013	05/20/2015	10,001	Citigroup, Inc. 4.450% due 01/10/2017	(7,530)	10,001	10,004
					Wyeth LLC 5.500% due 02/01/2014	(2,628)
BSN	0.130%	05/24/2013	08/22/2013	73,923	Fannie Mae 2.000% due 05/24/2027	(73,586)	73,923	73,933
	0.150%	06/28/2013	07/01/2013	140,600	U.S. Treasury Notes 2.375% due 02/28/2015	(143,478)	140,600	140,602
	0.160%	04/17/2013	07/17/2013	69,395	Federal Home Loan Bank 2.000% due 10/18/2024	(69,326)	69,395	69,418
	0.170%	06/13/2013	12/11/2013	56,818	Fannie Mae 2.625% due 06/12/2028	(57,324)	56,818	56,823
FOB	0.170%	06/28/2013	07/01/2013	98,500	U.S. Treasury Notes 2.125% due 12/31/2015	(99,756)	98,500	98,501
GSC	0.100%	06/04/2013	07/08/2013	325,000	Fannie Mae 4.000% due 01/01/2041	(82,812)	325,000	325,024
					Freddie Mac 3.500% due 08/01/2042	(244,077)
	0.100%	06/11/2013	08/09/2013	50,000	Fannie Mae 3.500% due 12/01/2026	(27,241)	50,000	50,003
					Freddie Mac 4.500% due 08/01/2040	(24,114)
JPS	0.200%	06/28/2013	07/01/2013	607,100	U.S. Treasury Bills 0.156% due 06/26/2014	(270,426)	607,100	607,110
					U.S. Treasury Notes 0.250% - 1.500% due 04/30/2014 - 07/31/2016	(349,653)
MSC	0.150%	06/28/2013	07/01/2013	1,500	U.S. Treasury Bonds 4.625% due 02/15/2040	(1,541)	1,500	1,500
	0.200%	06/28/2013	07/01/2013	510,600	U.S. Treasury Bonds 2.750% - 3.500% due 02/15/2039 - 11/15/2042	(528,351)	510,600	510,609
	0.220%	06/28/2013	07/01/2013	55,700	Fannie Mae 1.600% due 12/24/2020	(56,969)	55,700	55,701
RBC	0.090%	06/13/2013	07/12/2013	276,000	Fannie Mae 3.500% - 5.000% due 08/01/2041 - 08/01/2042	(123,027)	276,000	276,012
					Freddie Mac 3.000% - 4.500% due 07/01/2041 - 10/01/2042	(158,417)
	0.170%	06/28/2013	07/01/2013	300,000	U.S. Treasury Notes 0.250% - 1.750% due 01/31/2014 - 07/31/2016	(306,270)	300,000	300,004
RYL	0.030%	06/26/2013	07/03/2013	75,800	U.S. Treasury Notes 0.625% due 08/31/2017	(77,649)	75,800	75,800
	0.200%	06/28/2013	07/01/2013	100,000	U.S. Treasury Notes 4.500% due 05/15/2017	(101,994)	100,000	100,002
	0.210%	06/28/2013	07/01/2013	50,000	Federal Farm Credit Bank 4.875% due 01/17/2017	(51,174)	50,000	50,001
SAL	0.100%	06/27/2013	07/03/2013	500,000	U.S. Treasury Notes 0.750% - 1.500% due 12/31/2013 - 10/31/2017	(509,899)	500,000	500,006
	0.150%	06/28/2013	07/01/2013	101,400	U.S. Treasury Notes 0.750% due 09/15/2013 - 10/31/2017	(103,570)	101,400	101,401
SGY	0.120%	06/28/2013	07/01/2013	260,300	U.S. Treasury Notes 2.875% due 03/31/2018	(265,555)	260,300	260,303
TDM	0.090%	06/19/2013	07/03/2013	68,000	U.S. Treasury Notes 1.500% due 06/30/2016	(69,050)	68,000	68,002
	0.090%	06/19/2013	07/08/2013	214,400	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022 - 07/15/2022	(216,168)	214,400	214,406
	0.100%	06/19/2013	07/03/2013	500,000	Fannie Mae 0.750% - 1.700% due 12/19/2014 - 10/04/2019	(147,057)	500,000	500,017
					Federal Farm Credit Banks 0.250% due 11/28/2014	(18,987)
					Freddie Mac 0.625% - 3.000% due 12/29/2014 - 03/13/2020	(257,800)
					U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028	(121,252)

						$(6,112,252)	$5,964,290	$5,964,543

(1)	Includes accrued interest.

(d)	Securities with an aggregate market value of $32,393 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$3,690,661	$0	$3,690,661
Industrials	0	440,626	0	440,626
Utilities	0	114,827	0	114,827
U.S. Government Agencies	0	3,995,763	0	3,995,763
Asset-Backed Securities	0	14,024	0	14,024
Sovereign Issues	0	1,371,629	0	1,371,629
Short-Term Instruments
Certificates of Deposit	0	160,138	0	160,138
Commercial Paper	0	881,433	0	881,433
Repurchase Agreements	0	5,964,290	0	5,964,290
Short-Term Notes	0	1,149,978	0	1,149,978
U.S. Treasury Bills	0	224,950	0	224,950

	$0	$18,008,319	$0	$18,008,319

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Sovereign Issues	$11,988	$0	$(12,002)	$0	$0	$14	$0	$0	$0	$0
Short-Term Investments
Finland Treasury Bills	89,641	0	(90,000)	53	0	306	0	0	0

Totals	$101,629	$0	$(102,002)	$53	$0	$320	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 28.1%
BANKING & FINANCE 24.5%
African Development Bank
0.603% due 08/04/2014	$3,100	$3,110
American Express Co.
4.875% due 07/15/2013	1,563	1,565
American Express Credit Corp.
7.300% due 08/20/2013	10,080	10,172
American Honda Finance Corp.
0.725% due 05/08/2014	4,000	4,013
1.850% due 09/19/2014	550	557
American International Group, Inc.
3.650% due 01/15/2014	5,460	5,541
ANZ New Zealand International Ltd.
0.714% due 08/19/2014	11,000	11,044
6.200% due 07/19/2013	10,420	10,458
Asian Development Bank
0.084% due 08/23/2013	7,000	6,998
2.750% due 05/21/2014	14,300	14,615
Bank Nederlandse Gemeenten
1.500% due 03/28/2014	15,250	15,376
3.750% due 07/15/2013	4,000	4,005
5.000% due 05/16/2014	4,400	4,574
Bank of America Corp.
1.696% due 01/30/2014	3,600	3,620
4.750% due 08/15/2013	1,000	1,005
7.375% due 05/15/2014	4,100	4,314
Bank of Montreal
1.300% due 10/31/2014	7,500	7,579
Bank of New York Mellon Corp.
0.554% due 01/31/2014	3,600	3,606
Bank of Nova Scotia
1.250% due 11/07/2014	7,400	7,474
1.450% due 07/26/2014	177,015	177,156
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	500	503
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	10,700	10,756
Citigroup, Inc.
0.399% due 03/07/2014	2,000	1,997
2.275% due 08/13/2013	3,860	3,868
5.850% due 07/02/2013	2,925	2,925
6.000% due 12/13/2013	9,474	9,695
6.375% due 08/12/2014	802	847
6.500% due 08/19/2013	5,357	5,397
CME Group, Inc.
5.400% due 08/01/2013	1,000	1,004
5.750% due 02/15/2014	200	206
Commonwealth Bank of Australia
0.553% due 09/17/2014	11,900	11,938
0.697% due 07/12/2013	6,300	6,301
0.773% due 06/25/2014	27,400	27,528
3.625% due 06/25/2014	6,300	6,500
DanFin Funding Ltd.
0.978% due 07/16/2013	58,600	58,612
Dexia Credit Local S.A.
2.750% due 01/10/2014	6,200	6,267
2.750% due 04/29/2014	2,700	2,748
Erste Abwicklungsanstalt
0.577% due 10/15/2014	10,000	10,023
0.625% due 11/20/2014	8,000	8,031
General Electric Capital Corp.
0.905% due 06/02/2014	4,050	4,071
0.910% due 04/07/2014	4,075	4,094
1.130% due 01/07/2014	4,300	4,317
1.875% due 09/16/2013	470	472
5.500% due 06/04/2014	4,000	4,188
5.900% due 05/13/2014	9,215	9,652
Goldman Sachs Group, Inc.
1.273% due 02/07/2014	28,205	28,283
1.274% due 11/21/2014	400	402
1.276% due 07/29/2013	400	400
1.323% due 09/23/2013	2,600	2,605
4.750% due 07/15/2013	18,457	18,483
5.150% due 01/15/2014	8,020	8,190
5.250% due 10/15/2013	6,916	7,002
6.000% due 05/01/2014	1,404	1,463

HSBC Bank PLC
0.925% due 08/12/2013	4,070	4,073
1.078% due 01/17/2014	2,050	2,059
1.625% due 08/12/2013	2,800	2,804
1.625% due 07/07/2015	15,700	15,850
HSBC Bank USA N.A.
4.625% due 04/01/2014	3,600	3,701
HSBC Finance Corp.
0.527% due 01/15/2014	17,135	17,121
4.750% due 07/15/2013	9,230	9,242
5.250% due 01/15/2014	3,500	3,582
ING Bank NV
1.597% due 10/18/2013	1,000	1,003
Inter-American Development Bank
0.055% due 02/18/2014	11,400	11,381
John Deere Capital Corp.
0.426% due 04/25/2014	5,700	5,708
0.427% due 07/15/2013	1,200	1,200
0.443% due 06/16/2014	600	601
0.495% due 03/03/2014	1,715	1,718
JPMorgan Chase & Co.
1.023% due 05/02/2014	22,140	22,259
1.026% due 09/30/2013	200	200
1.075% due 01/24/2014	10,600	10,643
2.050% due 01/24/2014	12,500	12,603
4.650% due 06/01/2014	5,200	5,388
5.375% due 01/15/2014	6,300	6,468
KFW
0.211% due 02/28/2014	50,000	50,030
0.220% due 04/11/2014	40,000	40,016
0.273% due 03/17/2014	2,400	2,400
0.413% due 08/05/2014	13,700	13,721
0.458% due 01/17/2014	11,720	11,731
1.500% due 04/04/2014	5,000	5,048
3.500% due 03/10/2014	1,000	1,023
Landwirtschaftliche Rentenbank
4.875% due 01/10/2014	6,500	6,654
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	800	817
MetLife Institutional Funding
1.182% due 04/04/2014	4,265	4,292
MetLife, Inc.
1.523% due 08/06/2013	3,760	3,764
Metropolitan Life Global Funding
5.200% due 09/18/2013	500	505
Monumental Global Funding
0.446% due 10/25/2013	8,175	8,178
0.477% due 01/15/2014	950	950
5.250% due 01/15/2014	4,400	4,511
Morgan Stanley
0.579% due 01/09/2014	10,640	10,613
1.875% due 01/24/2014	7,900	7,947
2.875% due 01/24/2014	750	758
6.000% due 05/13/2014	5,123	5,330
7.000% due 10/01/2013	1,000	1,014
National Bank of Canada
1.650% due 01/30/2014	36,720	36,971
National Rural Utilities Cooperative Finance Corp.
0.356% due 02/18/2014	3,000	2,999
Nederlandse Waterschapsbank NV
0.326% due 10/27/2014	9,400	9,403
1.375% due 05/16/2014	13,000	13,111
Nordea Bank AB
1.177% due 01/14/2014	2,160	2,170
1.750% due 10/04/2013	950	953
2.125% due 01/14/2014	1,000	1,009
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015	6,800	6,820
1.875% due 04/07/2015	35,500	35,892
Nordic Investment Bank
3.500% due 09/11/2013	4,400	4,427
Northern Trust Corp.
5.500% due 08/15/2013	200	201
Oesterreichische Kontrollbank AG
0.342% due 10/21/2013	4,500	4,500
1.375% due 01/21/2014	3,000	3,018
Pricoa Global Funding
0.476% due 09/27/2013	4,700	4,701
5.450% due 06/11/2014	4,700	4,913
Rabobank Group
2.500% due 12/12/2013	5,600	5,648
4.200% due 05/13/2014	900	928
Sparebank Boligkreditt A/S
1.250% due 10/25/2014	17,150	17,196
Stadshypotek AB
0.826% due 09/30/2013	20,890	20,915
1.450% due 09/30/2013	44,265	44,387

Standard Chartered PLC
1.225% due 05/12/2014	700	705
Sun Life Financial Global Funding LP
0.530% due 10/06/2013	6,800	6,789
Svensk Exportkredit AB
0.317% due 07/13/2014	1,800	1,800
0.423% due 03/23/2014	500	501
1.025% due 08/14/2014	12,243	12,344
3.250% due 09/16/2014	57,300	59,314
Swedbank Hypotek AB
0.726% due 03/28/2014	16,000	16,052
Toronto-Dominion Bank
0.875% due 09/12/2014	9,100	9,144
Toyota Motor Credit Corp.
0.441% due 01/27/2014	21,200	21,223
U.S. Bancorp
1.375% due 09/13/2013	13,114	13,130
Union Bank N.A.
2.125% due 12/16/2013	2,900	2,919
Wachovia Corp.
5.700% due 08/01/2013	5,000	5,021
Westpac Securities NZ Ltd.
3.450% due 07/28/2014	42,825	44,215

		1,295,775

INDUSTRIALS 3.1%
Altria Group, Inc.
8.500% due 11/10/2013	3,150	3,237
Anheuser-Busch InBev Worldwide, Inc.
0.637% due 07/14/2014	2,425	2,431
0.826% due 01/27/2014	9,667	9,697
Boeing Co.
5.000% due 03/15/2014	1,350	1,391
Broadcom Corp.
1.500% due 11/01/2013	1,000	1,003
Burlington Northern Santa Fe LLC
4.300% due 07/01/2013	3,000	3,000
7.000% due 02/01/2014	1,400	1,450
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	1,000	1,010
Coca-Cola Co.
0.750% due 11/15/2013	3,986	3,990
Coca-Cola Enterprises, Inc.
0.574% due 02/18/2014	390	391
Comcast Cable Holdings LLC
7.875% due 08/01/2013	400	402
Comcast Corp.
5.300% due 01/15/2014	560	574
CRH America, Inc.
5.300% due 10/15/2013	800	810
Daimler Finance North America LLC
1.059% due 04/10/2014	13,450	13,499
1.472% due 09/13/2013	1,947	1,951
E.I. du Pont de Nemours & Co.
0.693% due 03/25/2014	7,495	7,519
4.875% due 04/30/2014	400	414
5.875% due 01/15/2014	680	699
Eaton Corp.
0.603% due 06/16/2014	3,500	3,503
Encana Corp.
4.750% due 10/15/2013	200	202
Energy Transfer Partners LP
8.500% due 04/15/2014	1,000	1,058
Enterprise Products Operating LLC
9.750% due 01/31/2014	9,773	10,268
EOG Resources, Inc.
1.023% due 02/03/2014	5,000	5,018
ERAC USA Finance LLC
2.250% due 01/10/2014	1,000	1,008
HJ Heinz Co.
5.350% due 07/15/2013	2,750	2,753
Mondelez International, Inc.
5.250% due 10/01/2013	300	303
NBCUniversal Media LLC
2.100% due 04/01/2014	8,310	8,412
Novartis Capital Corp.
4.125% due 02/10/2014	2,900	2,964
PepsiCo, Inc.
0.875% due 10/25/2013	3,400	3,405
Philip Morris International, Inc.
6.875% due 03/17/2014	8,600	8,990
Sanofi
0.586% due 03/28/2014	5,100	5,111
1.625% due 03/28/2014	1,750	1,766

Statoil ASA
3.875% due 04/15/2014	2,000	2,052
Teva Pharmaceutical Finance BV
0.772% due 03/21/2014	3,600	3,607
1.700% due 03/21/2014	500	504
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	12,200	12,238
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	1,500	1,512
Total Capital Canada Ltd.
0.658% due 01/17/2014	8,200	8,219
United Technologies Corp.
0.545% due 12/02/2013	800	801
UnitedHealth Group, Inc.
4.750% due 02/10/2014	4,765	4,880
VF Corp.
1.024% due 08/23/2013	2,700	2,703
Volkswagen International Finance NV
0.884% due 04/01/2014	5,800	5,813
1.625% due 08/12/2013	7,568	7,577
Walgreen Co.
0.772% due 03/13/2014	800	801
4.875% due 08/01/2013	1,700	1,705
WellPoint, Inc.
6.000% due 02/15/2014	700	723

		161,364

UTILITIES 0.5%
BP Capital Markets PLC
0.875% due 03/11/2014	2,500	2,508
0.899% due 12/06/2013	4,500	4,509
3.625% due 05/08/2014	4,000	4,105
5.250% due 11/07/2013	9,700	9,862
Commonwealth Edison Co.
1.625% due 01/15/2014	1,000	1,006
Dominion Resources, Inc.
1.800% due 03/15/2014	3,500	3,524
Duke Energy Corp.
6.300% due 02/01/2014	900	929
Georgia Power Co.
1.300% due 09/15/2013	100	100
Progress Energy, Inc.
6.050% due 03/15/2014	565	586

		27,129

Total Corporate Bonds & Notes (Cost $1,485,657)		1,484,268

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
0.271% due 03/04/2014	7,382	7,389
0.360% due 06/23/2014	2,000	2,004
1.250% due 02/27/2014	5,106	5,145
2.625% due 11/20/2014	21,555	22,262
Federal Farm Credit Bank
0.160% due 02/03/2014 - 02/20/2014	30,750	30,771
0.163% due 07/25/2014	2,700	2,702
0.190% due 07/21/2014	15,000	15,020
0.220% due 09/06/2013 - 11/04/2013	14,210	14,216
0.245% due 02/07/2014	25,000	25,021
0.270% due 11/05/2014	5,000	4,998
2.625% due 04/17/2014	10,272	10,470
Federal Home Loan Bank
0.055% due 12/11/2013	15,760	15,762
0.096% due 01/27/2014	100	100
0.142% due 11/20/2014 (b)	30,000	30,008
0.150% due 02/03/2014 - 04/25/2014	160,000	160,109
0.153% due 11/17/2014	21,000	21,009
0.155% due 02/28/2014	11,000	11,005
0.170% due 11/08/2013	10,000	10,005
0.180% due 11/25/2013 - 02/24/2014	290,760	290,972
0.180% due 12/20/2013 (b)	231,500	231,652
0.195% due 11/04/2013	18,500	18,510
0.220% due 10/24/2014	47,000	46,977
0.230% due 04/15/2014	60,000	60,019
0.330% due 01/17/2014	25,000	25,023
Freddie Mac
0.750% due 11/25/2014	20,000	20,137
1.000% due 07/30/2014	2,035	2,053
2.650% due 11/06/2014	18,000	18,576
3.000% due 07/28/2014	10,000	10,293

5.000% due 07/15/2014	13,180	13,834

Total U.S. Government Agencies (Cost $1,125,391)		1,126,042

ASSET-BACKED SECURITIES 0.1%
Honda Auto Receivables Owner Trust
0.240% due 05/16/2014	3,846	3,845
Nissan Auto Lease Trust
0.353% due 07/15/2014	316	316

Total Asset-Backed Securities (Cost $4,162)		4,161

SOVEREIGN ISSUES 9.4%
Belgium Government International Bond
4.250% due 09/03/2013	4,500	4,528
Kommunalbanken A/S
0.240% due 08/28/2014	113,500	113,553
0.376% due 10/21/2013	21,300	21,307
0.394% due 03/10/2014	35,900	35,904
1.000% due 06/16/2014	8,700	8,753
Kommunekredit
0.476% due 04/23/2014	18,500	18,518
1.250% due 09/03/2013	14,150	14,171
Kommuninvest Sverige AB
0.263% due 09/12/2014	22,750	22,745
0.278% due 10/17/2014	17,500	17,501
0.325% due 09/11/2014	5,000	5,002
0.428% due 04/11/2014	1,300	1,302
Province of Manitoba
1.375% due 04/28/2014	3,000	3,026
Province of Nova Scotia
7.250% due 07/27/2013	1,510	1,517
Province of Ontario
1.375% due 01/27/2014	139,648	140,470
4.100% due 06/16/2014	33,573	34,759
State of North Rhine-Westphalia
1.250% due 11/25/2013	24,900	25,007
Sweden Government International Bond
0.250% due 11/13/2014	29,000	28,987

Total Sovereign Issues (Cost $497,096)		497,050

SHORT-TERM INSTRUMENTS 40.2%
CERTIFICATES OF DEPOSIT 0.2%
Bank of Nova Scotia
0.453% due 09/16/2013	7,500	7,508
Dexia Credit Local S.A.
1.600% due 09/16/2013	2,000	2,004
1.650% due 09/12/2013	600	601

		10,113

COMMERCIAL PAPER 5.8%
Apache Corp.
0.320% due 07/11/2013	7,600	7,599
0.320% due 07/16/2013	4,000	3,999
AT&T, Inc.
0.510% due 07/22/2013	4,800	4,799
BASF AG
0.260% due 03/28/2014	6,000	5,989
0.300% due 03/28/2014	2,900	2,895
BP Capital Markets PLC
0.400% due 08/06/2013	2,500	2,499
0.600% due 08/12/2013	6,200	6,196
0.650% due 08/06/2013	12,200	12,192
Canada Natural Resources Ltd.
0.320% due 07/23/2013	3,800	3,799
Commonwealth Edison Co.
0.370% due 07/19/2013	2,100	2,100
0.370% due 08/05/2013	1,800	1,799
Conagra Foods, Inc.
0.400% due 07/02/2013	1,400	1,400
Daimler Finance North America LLC
0.700% due 03/11/2014	3,700	3,685
DCP Midstream LLC
0.360% due 07/08/2013	3,700	3,700
Dominion Resources, Inc.
0.290% due 07/01/2013	9,600	9,600
Electricite de France S.A.
0.825% due 01/17/2014	21,500	21,452
Entergy Corp.
0.790% due 08/14/2013	2,100	2,098
Erste Abwicklungsanstalt
0.318% due 08/02/2013	7,100	7,098

Export Development Canada
0.170% due 10/07/2013	6,100	6,099
Ford Motor Credit Co. LLC
0.700% due 07/01/2013	2,200	2,200
1.021% due 11/08/2013	12,200	12,157
1.021% due 11/26/2013	700	697
1.150% due 09/30/2013	1,500	1,496
1.150% due 10/01/2013	1,600	1,596
GDF Suez S.A.
0.210% due 07/22/2013	2,000	2,000
Holcim U.S. Finance SARL & Cie S.C.S.
0.490% due 07/15/2013	3,700	3,699
0.500% due 07/02/2013	2,200	2,200
0.500% due 07/08/2013	2,000	2,000
Kansas City Power & Light Co.
0.300% due 07/17/2013	1,400	1,400
Kells Funding LLC
0.230% due 10/10/2013	9,300	9,294
0.233% due 10/09/2013	7,000	6,996
Kinder Morgan Energy Partners LP
0.280% due 07/10/2013	1,900	1,900
0.280% due 07/11/2013	3,700	3,700
0.290% due 07/01/2013	5,800	5,800
0.290% due 07/10/2013	3,900	3,900
Nissan Motors Acceptance Corp.
0.300% due 07/17/2013	3,400	3,400
0.300% due 07/22/2013	3,100	3,099
0.300% due 07/24/2013	2,000	2,000
PPL Energy Supply LLC
0.300% due 07/02/2013	5,700	5,700
Province of Ontario
0.140% due 09/06/2013	2,400	2,399
0.160% due 11/29/2013	10,000	9,987
0.160% due 12/05/2013	3,800	3,795
Province of Quebec
0.150% due 09/03/2013	2,400	2,399
0.175% due 11/25/2013	44,000	43,960
Santander S.A.
2.050% due 10/11/2013	2,000	1,995
Southern Power Co.
0.340% due 07/22/2013	5,000	4,999
Standard Chartered Bank
0.950% due 09/26/2013	14,000	13,993
0.950% due 10/01/2013	3,000	2,998
Virginia Electric and Power Co.
0.280% due 07/01/2013	3,500	3,500
Vodafone Group PLC
0.690% due 02/10/2014	2,000	1,993
0.720% due 01/28/2014	19,800	19,741
Volvo Group Treasury North America LP
0.330% due 07/17/2013	7,000	6,999
0.390% due 07/05/2013	1,600	1,600
Xstrata Finance Canada Ltd.
0.570% due 10/01/2013	1,200	1,199

		305,789

REPURCHASE AGREEMENTS (a) 16.7%		881,212

SHORT-TERM NOTES 17.5%
American Honda Finance Corp.
0.353% due 08/02/2013	3,600	3,600
Export Development Canada
0.120% due 02/04/2014	6,900	6,903
Federal Home Loan Bank
0.065% due 08/13/2013	16,920	16,920
0.125% due 03/20/2014	35,000	34,985
0.140% due 08/22/2013 - 06/04/2014	760,000	760,069
0.170% due 03/21/2014 - 04/29/2014	82,125	82,114
Holmes Master Issuer PLC
0.257% due 04/15/2014	13,000	13,003
MetLife Institutional Funding
0.349% due 01/10/2014	3,100	3,100
Orange County, California Revenue Notes, Series 2013
0.580% due 08/01/2013	2,500	2,500

		923,194

Total Short-Term Instruments (Cost $2,120,121)		2,120,308

Total Investments 99.2% (Cost $5,232,427)		$5,231,829
Other Assets and Liabilities (Net) 0.8%		44,719

Net Assets 100.0%		$5,276,548

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.070%	06/20/2013	07/03/2013	$100,000	U.S. Treasury Notes 1.875% due 09/30/2017	$(102,127)	$100,000	$100,002
	0.080%	06/18/2013	07/01/2013	57,100	U.S. Treasury Notes 0.625% due 08/31/2017	(57,677)	57,100	57,102
	0.140%	06/28/2013	07/01/2013	44,000	U.S. Treasury Bonds 2.750% due 08/15/2042	(45,852)	44,000	44,000
BOM	0.120%	06/28/2013	07/01/2013	50,000	U.S. Treasury Notes 2.750% due 11/30/2016	(51,047)	50,000	50,000
BRC	0.070%	06/21/2013	07/08/2013	50,000	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014	(51,020)	50,000	50,001
	0.210%	05/01/2013	05/01/2014	10,000	Fannie Mae 3.500% due 08/01/2042	(9,631)	10,000	10,004
BSN	0.130%	05/24/2013	08/22/2013	16,670	Fannie Mae 2.000% due 05/24/2027	(16,594)	16,670	16,672
	0.150%	06/28/2013	07/01/2013	30,700	U.S. Treasury Notes 2.375% due 02/28/2015	(31,364)	30,700	30,700
	0.160%	04/17/2013	07/17/2013	15,660	Federal Home Loan Bank 2.000% due 10/18/2024	(15,645)	15,660	15,666
	0.170%	06/13/2013	12/11/2013	23,674	Fannie Mae 2.625% due 06/12/2028	(23,885)	23,674	23,676
FOB	0.170%	06/28/2013	07/01/2013	69,400	U.S. Treasury Notes 0.875% due 01/31/2017	(71,026)	69,400	69,401
GSC	0.100%	06/04/2013	07/08/2013	125,000	Freddie Mac 3.500% due 09/01/2042	(125,251)	125,000	125,009
RBC	0.090%	06/13/2013	07/12/2013	125,000	Fannie Mae 4.000% - 4.500% due 09/01/2041 - 12/01/2041	(81,746)	125,000	125,006
					Freddie Mac 3.000% due 10/01/2042	(44,418)
SSB	0.010%	06/28/2013	07/01/2013	10,508	Fannie Mae 2.200% due 10/17/2022	(10,722)	10,508	10,508
TDM	0.090%	06/19/2013	07/08/2013	153,500	U.S. Treasury Inflation Protected Securities 0.500% - 2.000% due 07/15/2014 - 01/15/2028	(181,860)	153,500	153,505

						$(919,865)	$881,212	$881,252

(1)	Includes accrued interest.

(b)	Securities with an aggregate market value of $1,461 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,295,775	$0	$1,295,775
Industrials	0	161,364	0	161,364
Utilities	0	27,129	0	27,129
U.S. Government Agencies	0	1,126,042	0	1,126,042
Asset-Backed Securities	0	4,161	0	4,161
Sovereign Issues	0	497,050	0	497,050
Short-Term Instruments
Certificates of Deposit	0	10,113	0	10,113
Commercial Paper	0	305,789	0	305,789
Repurchase Agreements	0	881,212	0	881,212
Short-Term Notes	0	923,194	0	923,194

	$0	$5,231,829	$0	$5,231,829

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Sovereign Issues	$4,995	$0	$(5,001)	$0	$0	$6	$0	$0	$0	$0
Short-Term Instruments
Finland Treasury Bills	34,860	0	(35,000)	21	0	119	0	0	0	0

Totals	$39,855	$0	$(40,001)	$21	$0	$125	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 19.6%
BANKING & FINANCE 16.3%
Achmea Hypotheekbank NV
3.200% due 11/03/2014	$10,352	$10,748
African Development Bank
0.603% due 08/04/2014	15,000	15,050
American Express Co.
4.875% due 07/15/2013	3,600	3,605
American Express Credit Corp.
5.125% due 08/25/2014	300	314
7.300% due 08/20/2013	64,090	64,677
American Honda Finance Corp.
0.725% due 05/08/2014	24,000	24,079
1.625% due 09/20/2013	5,115	5,129
6.700% due 10/01/2013	5,750	5,836
American International Group, Inc.
3.650% due 01/15/2014	23,250	23,597
3.750% due 11/30/2013	12,800	12,949
ANZ New Zealand International Ltd.
1.272% due 12/20/2013	3,300	3,315
6.200% due 07/19/2013	23,400	23,486
Asian Development Bank
0.084% due 08/23/2013	40,000	39,990
1.625% due 07/15/2013	6,000	6,003
2.750% due 05/21/2014	65,400	66,839
6.640% due 05/27/2014	11,166	11,784
Bank Nederlandse Gemeenten
1.500% due 03/28/2014	64,000	64,522
3.750% due 07/15/2013	17,879	17,899
5.000% due 05/16/2014	23,050	23,960
Bank of America Corp.
1.696% due 01/30/2014	28,200	28,359
4.750% due 08/15/2013	1,800	1,809
7.375% due 05/15/2014	21,500	22,623
Bank of Montreal
1.300% due 10/31/2014	156,543	158,195
Bank of New York Mellon Corp.
0.554% due 01/31/2014	15,000	15,023
Bank of Nova Scotia
1.250% due 11/07/2014	60,850	61,462
1.450% due 07/26/2014	512,044	512,453
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	3,100	3,117
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	141,035	141,778
1.500% due 12/12/2014	55,350	56,157
Caterpillar Financial Services Corp.
1.550% due 12/20/2013	350	352
Citigroup, Inc.
2.275% due 08/13/2013	39,197	39,282
5.125% due 05/05/2014	2,800	2,892
5.850% due 07/02/2013	19,403	19,403
6.000% due 12/13/2013	47,658	48,771
6.375% due 08/12/2014	3,300	3,483
6.500% due 08/19/2013	70,704	71,228
CME Group, Inc.
5.400% due 08/01/2013	15,175	15,233
5.750% due 02/15/2014	900	928
Commonwealth Bank of Australia
0.496% due 10/23/2014	1,700	1,701
0.553% due 09/17/2014	125,083	125,474
0.697% due 07/12/2013	4,000	4,001
0.773% due 06/25/2014	37,700	37,875
2.700% due 11/25/2014	26,150	26,972
2.900% due 09/17/2014	11,319	11,659
3.492% due 08/13/2014	24,405	25,243
3.625% due 06/25/2014	34,600	35,698
DanFin Funding Ltd.
0.978% due 07/16/2013	167,850	167,883
Dexia Credit Local S.A.
2.750% due 01/10/2014	33,000	33,356
2.750% due 04/29/2014	9,300	9,463
Erste Abwicklungsanstalt
0.577% due 10/15/2014	30,400	30,471
0.625% due 11/20/2014	100,600	100,994
European Investment Bank
5.000% due 10/15/2013	10,000	10,133

General Electric Capital Corp.
0.272% due 09/20/2013	2,200	2,200
0.910% due 04/07/2014	35,200	35,362
0.975% due 04/24/2014	6,000	6,034
1.130% due 01/07/2014	3,725	3,740
1.273% due 09/23/2013	6,000	6,015
1.875% due 09/16/2013	400	401
3.125% due 03/12/2014	4,500	4,581
5.500% due 06/04/2014	38,239	40,037
5.900% due 05/13/2014	40,735	42,665
Goldman Sachs Group, Inc.
1.273% due 02/07/2014	56,204	56,359
1.276% due 07/29/2013	39,254	39,287
4.750% due 07/15/2013	78,026	78,136
5.150% due 01/15/2014	44,890	45,842
5.250% due 10/15/2013	69,648	70,512
HSBC Bank PLC
0.925% due 08/12/2013	21,610	21,626
1.078% due 01/17/2014	19,000	19,082
1.625% due 08/12/2013	7,500	7,511
1.625% due 07/07/2015	79,570	80,332
HSBC Bank USA N.A.
4.625% due 04/01/2014	24,438	25,121
HSBC Finance Corp.
0.527% due 01/15/2014	46,493	46,455
4.750% due 07/15/2013	34,027	34,072
5.250% due 01/15/2014	18,700	19,140
ING Bank NV
1.597% due 10/18/2013	4,000	4,013
1.674% due 06/09/2014	500	504
Inter-American Development Bank
0.055% due 02/18/2014	47,200	47,122
John Deere Capital Corp.
0.426% due 04/25/2014	25,000	25,036
0.427% due 07/15/2013	6,900	6,901
0.443% due 06/16/2014	7,200	7,209
4.900% due 09/09/2013	3,660	3,691
JPMorgan Chase & Co.
1.023% due 05/02/2014	88,825	89,300
1.026% due 09/30/2013	2,098	2,102
1.075% due 01/24/2014	46,499	46,686
2.050% due 01/24/2014	74,242	74,853
4.650% due 06/01/2014	14,660	15,189
5.375% due 01/15/2014	24,400	25,050
KFW
0.220% due 04/11/2014	56,000	56,022
0.273% due 03/17/2014	12,500	12,502
0.413% due 08/05/2014	55,500	55,585
0.458% due 01/17/2014	22,000	22,021
1.375% due 01/13/2014	103,765	104,363
1.500% due 04/04/2014	265,000	267,566
3.500% due 03/10/2014	32,300	33,030
7.200% due 03/15/2014	3,965	4,154
Korea Development Bank
8.000% due 01/23/2014	500	520
Landwirtschaftliche Rentenbank
2.250% due 03/11/2014	38,059	38,547
4.125% due 07/15/2013	1,277	1,279
4.875% due 01/10/2014	40,682	41,645
MassMutual Global Funding
2.875% due 04/21/2014	1,740	1,774
Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	3,400	3,474
MetLife Institutional Funding
1.182% due 04/04/2014	4,905	4,937
MetLife, Inc.
1.523% due 08/06/2013	11,915	11,928
5.000% due 11/24/2013	4,000	4,075
Metropolitan Life Global Funding
2.000% due 01/10/2014	2,105	2,122
5.200% due 09/18/2013	7,600	7,678
Monumental Global Funding
0.446% due 10/25/2013	6,200	6,202
0.477% due 01/15/2014	28,240	28,248
5.250% due 01/15/2014	400	410
Morgan Stanley
0.579% due 01/09/2014	35,850	35,759
1.875% due 01/24/2014	82,560	83,054
2.875% due 01/24/2014	25,989	26,262
6.000% due 05/13/2014	26,300	27,358
6.750% due 10/15/2013	125	127
7.000% due 10/01/2013	4,000	4,058
National Australia Bank Ltd.
3.375% due 07/08/2014	2,968	3,055
National Bank of Canada
1.650% due 01/30/2014	199,330	200,694

National Rural Utilities Cooperative Finance Corp.
0.356% due 02/18/2014		23,200	23,195
Nederlandse Waterschapsbank NV
0.326% due 10/27/2014		67,800	67,819
1.375% due 05/16/2014		46,700	47,099
Network Rail Infrastructure Finance PLC
1.500% due 01/13/2014		14,545	14,638
Nordea Bank AB
1.177% due 01/14/2014		12,180	12,238
1.750% due 10/04/2013		265	266
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015		37,875	37,986
1.875% due 04/07/2015		131,140	132,587
Nordic Investment Bank
3.500% due 09/11/2013		30,550	30,735
NRW Bank
1.375% due 08/26/2013		500	501
Nykredit Realkredit A/S
2.000% due 10/01/2013	DKK	815,900	143,018
Oesterreichische Kontrollbank AG
0.342% due 10/21/2013		$21,000	21,002
1.375% due 01/21/2014		3,475	3,496
PNC Funding Corp.
0.476% due 01/31/2014		15,500	15,502
Pricoa Global Funding
0.476% due 09/27/2013		13,600	13,604
Rabobank Group
0.476% due 07/25/2013		7,630	7,631
2.500% due 12/12/2013		14,868	14,996
4.200% due 05/13/2014		6,000	6,188
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		88,005	88,241
SSIF Nevada LP
0.977% due 04/14/2014		1,800	1,809
Stadshypotek AB
0.826% due 09/30/2013		66,900	66,981
1.450% due 09/30/2013		161,630	162,076
Standard Chartered PLC
1.225% due 05/12/2014		5,300	5,338
Sun Life Financial Global Funding LP
0.530% due 10/06/2013		44,450	44,376
Svensk Exportkredit AB
0.317% due 07/13/2014		41,550	41,560
0.423% due 03/23/2014		14,700	14,716
1.025% due 08/14/2014		67,889	68,450
3.250% due 09/16/2014		92,371	95,617
Swedbank Hypotek AB
0.726% due 03/28/2014		79,140	79,395
TIAA Global Markets, Inc.
4.950% due 07/15/2013		12,775	12,795
Toronto-Dominion Bank
0.875% due 09/12/2014		51,300	51,548
Toyota Motor Credit Corp.
0.441% due 01/27/2014		59,965	60,030
0.678% due 01/17/2014		10,700	10,723
U.S. Bancorp
1.125% due 10/30/2013		20,240	20,274
1.375% due 09/13/2013		12,090	12,105
Union Bank N.A.
2.125% due 12/16/2013		11,700	11,775
Wachovia Corp.
4.875% due 02/15/2014		1,100	1,128
5.700% due 08/01/2013		300	301
Westpac Banking Corp.
2.100% due 08/02/2013		200	200
2.900% due 09/10/2014		30,000	30,888
3.585% due 08/14/2014		1,200	1,242
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		66,925	69,097

			5,911,034

INDUSTRIALS 2.7%
Agilent Technologies, Inc.
2.500% due 07/15/2013		1,250	1,251
Altria Group, Inc.
7.750% due 02/06/2014		5,170	5,384
8.500% due 11/10/2013		17,005	17,472
Anheuser-Busch InBev Worldwide, Inc.
0.637% due 07/14/2014		13,945	13,977
0.826% due 01/27/2014		37,300	37,416
1.500% due 07/14/2014		13,310	13,453
Apache Corp.
6.000% due 09/15/2013		1,800	1,819
Barrick Gold Financeco LLC
6.125% due 09/15/2013		11,000	11,109

BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	275	285
Boeing Co.
5.000% due 03/15/2014	2,590	2,668
Broadcom Corp.
1.500% due 11/01/2013	600	602
Burlington Northern Santa Fe LLC
4.300% due 07/01/2013	6,798	6,798
7.000% due 02/01/2014	3,424	3,547
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013	9,497	9,597
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	5,250	5,279
Cisco Systems, Inc.
0.523% due 03/14/2014	10,000	10,022
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013	1,950	1,954
Comcast Corp.
5.300% due 01/15/2014	3,904	4,000
ConocoPhillips
4.750% due 02/01/2014	2,368	2,426
CRH America, Inc.
5.300% due 10/15/2013	6,302	6,382
CSX Corp.
5.500% due 08/01/2013	12,848	12,896
Daimler Finance North America LLC
1.059% due 04/10/2014	39,300	39,445
1.608% due 07/11/2013	2,000	2,000
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	51,046	51,167
5.875% due 08/20/2013	12,350	12,435
Dow Chemical Co.
6.850% due 08/15/2013	1,200	1,208
E.I. du Pont de Nemours & Co.
0.693% due 03/25/2014	600	602
5.000% due 07/15/2013	1,000	1,001
Eaton Corp.
0.603% due 06/16/2014	1,300	1,301
Energy Transfer Partners LP
8.500% due 04/15/2014	2,982	3,155
Enterprise Products Operating LLC
9.750% due 01/31/2014	2,300	2,417
EOG Resources, Inc.
1.023% due 02/03/2014	18,400	18,468
6.125% due 10/01/2013	4,575	4,637
ERAC USA Finance LLC
2.250% due 01/10/2014	5,585	5,627
General Mills, Inc.
5.250% due 08/15/2013	4,275	4,299
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	800	825
Hewlett-Packard Co.
1.250% due 09/13/2013	200	200
HJ Heinz Co.
5.350% due 07/15/2013	710	711
International Business Machines Corp.
6.500% due 10/15/2013	1,000	1,017
Johnson Controls, Inc.
0.683% due 02/04/2014	37,820	37,871
1.750% due 03/01/2014	2,000	2,015
Mondelez International, Inc.
5.250% due 10/01/2013	2,804	2,837
6.750% due 02/19/2014	405	419
NBCUniversal Media LLC
2.100% due 04/01/2014	35,968	36,408
Novartis Capital Corp.
4.125% due 02/10/2014	18,653	19,064
OeBB Infrastruktur AG
4.625% due 11/21/2013	10,660	10,834
PepsiCo, Inc.
0.800% due 08/25/2014	1,350	1,354
0.875% due 10/25/2013	16,920	16,944
Philip Morris International, Inc.
6.875% due 03/17/2014	51,296	53,621
Procter & Gamble Co.
0.700% due 08/15/2014	19,400	19,460
SABMiller PLC
5.500% due 08/15/2013	8,368	8,416
5.700% due 01/15/2014	250	257
Sanofi
0.586% due 03/28/2014	17,228	17,265
1.200% due 09/30/2014	34,600	34,924
Statoil ASA
3.875% due 04/15/2014	6,845	7,024
Teva Pharmaceutical Finance BV
0.772% due 03/21/2014	57,535	57,652
1.700% due 03/21/2014	1,600	1,612

Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	90,061	90,341
Time Warner Cable, Inc.
6.200% due 07/01/2013	4,420	4,420
Total Capital Canada Ltd.
0.658% due 01/17/2014	29,640	29,708
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	1,600	1,600
United Technologies Corp.
0.545% due 12/02/2013	4,270	4,275
Verizon Wireless Capital LLC
5.550% due 02/01/2014	38,319	39,345
VF Corp.
1.024% due 08/23/2013	34,780	34,821
Volkswagen International Finance NV
0.884% due 04/01/2014	100,940	101,170
1.074% due 02/17/2014	1,200	1,204
1.625% due 08/12/2013	22,700	22,728
Wal-Mart Stores, Inc.
1.625% due 04/15/2014	3,200	3,232
Walgreen Co.
0.772% due 03/13/2014	4,755	4,760
4.875% due 08/01/2013	8,185	8,212
Walt Disney Co.
4.500% due 12/15/2013	1,500	1,527
WellPoint, Inc.
6.000% due 02/15/2014	2,800	2,892
Wyeth LLC
5.500% due 02/01/2014	1,350	1,390

		998,454

UTILITIES 0.6%
BP Capital Markets PLC
0.875% due 03/11/2014	40,555	40,683
0.899% due 12/06/2013	18,600	18,636
3.625% due 05/08/2014	34,853	35,767
5.250% due 11/07/2013	52,174	53,047
Dayton Power & Light Co.
5.125% due 10/01/2013	375	379
Dominion Resources, Inc.
1.800% due 03/15/2014	14,573	14,674
Duke Energy Carolinas LLC
5.750% due 11/15/2013	4,825	4,918
Duke Energy Corp.
6.300% due 02/01/2014	3,350	3,457
Duke Energy Indiana, Inc.
5.000% due 09/15/2013	1,950	1,968
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014	5,300	5,643
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	5,250	5,287
Northeast Utilities
1.022% due 09/20/2013	16,285	16,309
Ohio Power Co.
5.750% due 09/01/2013	725	731
Plains All American Pipeline LP
5.625% due 12/15/2013	3,128	3,199
Progress Energy, Inc.
6.050% due 03/15/2014	8,050	8,350
Shell International Finance BV
4.000% due 03/21/2014	5,005	5,131

		218,179

Total Corporate Bonds & Notes (Cost $7,132,208)		7,127,667

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.500% due 08/01/2013	200	201

NEW YORK 0.0%
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	430	430

Total Municipal Bonds & Notes (Cost $631)		631

U.S. GOVERNMENT AGENCIES 20.0%
Fannie Mae
0.625% due 10/30/2014	39,069	39,248
0.750% due 12/19/2014	106,009	106,692
0.875% due 08/28/2014	120,090	120,969

1.250% due 02/27/2014		31,122	31,362
1.300% due 11/17/2014		12,120	12,288
2.500% due 05/15/2014		16,000	16,321
2.625% due 11/20/2014		65,089	67,225
3.000% due 09/16/2014		41,652	43,062
4.125% due 04/15/2014		249,971	257,720
4.625% due 10/15/2014		164,756	173,980
Farmer Mac
0.240% due 10/17/2014		39,400	39,378
Federal Farm Credit Bank
0.170% due 08/08/2014 - 08/22/2014		74,000	73,944
0.180% due 09/26/2014		50,000	49,968
0.200% due 08/28/2014		15,570	15,561
0.250% due 04/04/2014 - 11/28/2014		663,140	663,115
0.270% due 09/25/2014 - 11/19/2014		20,300	20,295
0.280% due 10/14/2014		1,250	1,252
0.300% due 02/21/2014 - 08/21/2014		57,000	57,041
0.375% due 01/02/2015 (a)		75,000	75,041
2.625% due 04/17/2014		43,824	44,670
Federal Home Loan Bank
0.142% due 11/20/2014		150,000	150,039
0.153% due 11/17/2014		104,000	104,042
0.160% due 06/30/2014		294,850	294,715
0.210% due 10/22/2014 - 11/28/2014		988,105	987,204
0.220% due 10/24/2014 - 10/29/2014		303,000	302,850
0.230% due 04/15/2014 - 10/17/2014		608,415	608,370
0.240% due 04/22/2014		176,750	176,817
0.250% due 02/18/2014 - 04/11/2014		511,400	511,622
0.375% due 01/29/2014		20,000	20,023
1.250% due 08/28/2014		5,000	5,055
1.375% due 09/12/2014		220,955	223,956
2.500% due 06/13/2014		1,200	1,226
5.500% due 08/13/2014		8,015	8,494
Freddie Mac
0.320% due 12/03/2014		17,000	17,011
0.375% due 02/27/2014 - 08/28/2014		594,737	595,581
0.500% due 09/19/2014		49,000	49,151
0.625% due 12/23/2013		73,150	73,315
0.750% due 09/22/2014 - 11/25/2014		197,533	198,841
1.000% due 08/20/2014 - 08/27/2014		439,030	442,914
1.350% due 04/29/2014		65,485	66,110
2.500% due 04/23/2014		382,009	389,241
2.650% due 11/06/2014		120,240	124,087
3.000% due 07/28/2014		9,765	10,051

Total U.S. Government Agencies (Cost $7,270,294)			7,269,847

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Notes
0.250% due 09/15/2014		125,000	125,054
0.250% due 11/30/2014 (d)		149,000	149,035
0.375% due 11/15/2014		446,000	446,923

Total U.S. Treasury Obligations (Cost $721,084)			721,012

ASSET-BACKED SECURITIES 0.2%
Ally Auto Receivables Trust
0.560% due 10/15/2014		7,679	7,680
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	95	90
Ford Credit Auto Lease Trust
0.630% due 04/15/2014		$7,433	7,433
Honda Auto Receivables Owner Trust
0.240% due 05/16/2014		17,570	17,567
0.560% due 11/17/2014		20,211	20,212
0.570% due 08/15/2014		5,701	5,701
Nissan Auto Lease Trust
0.353% due 07/15/2014		10,087	10,077
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		9,169	9,170

Total Asset-Backed Securities (Cost $77,978)			77,930

SOVEREIGN ISSUES 7.1%
Belgium Government International Bond
4.250% due 09/03/2013		17,114	17,222
Export Development Canada
1.500% due 05/15/2014		10,200	10,308
Finland Government Bond
5.375% due 07/04/2013	EUR	78,000	101,554
Kommunalbanken A/S
0.240% due 08/28/2014		$371,600	371,774
0.376% due 10/21/2013		103,600	103,632
0.394% due 03/10/2014		129,850	129,899
1.000% due 06/16/2014		32,600	32,800
2.875% due 10/27/2014		44,500	45,966

Kommunekredit
0.476% due 04/23/2014	57,500	57,556
1.250% due 09/03/2013	173,677	173,938
Kommuninvest Sverige AB
0.263% due 09/12/2014	80,000	79,983
0.278% due 10/17/2014	180,000	180,012
0.325% due 09/11/2014	24,000	24,011
0.428% due 04/11/2014	18,030	18,055
Province of Manitoba
1.375% due 04/28/2014	5,100	5,144
Province of Nova Scotia
7.250% due 07/27/2013	1,120	1,125
Province of Ontario
1.375% due 01/27/2014	588,976	592,440
3.500% due 07/15/2013	11,932	11,944
4.100% due 06/16/2014	366,868	379,832
Province of Quebec
4.875% due 05/05/2014	600	623
Province of Saskatchewan
7.375% due 07/15/2013	3,235	3,243
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014	3,400	3,487
State of North Rhine-Westphalia
1.250% due 11/25/2013	123,100	123,630
1.625% due 09/17/2014	6,000	6,085
Sweden Government International Bond
0.250% due 11/13/2014	111,000	110,948

Total Sovereign Issues (Cost $2,583,185)		2,585,211

SHORT-TERM INSTRUMENTS 57.9%
CERTIFICATES OF DEPOSIT 0.8%
Banco Bradesco S.A.
0.000% due 07/29/2013	27,700	27,680
Banco do Brasil S.A.
0.000% due 09/23/2013	45,500	45,542
0.000% due 10/11/2013	10,600	10,579
0.000% due 11/01/2013	12,050	12,016
Bank of Nova Scotia
0.453% due 09/16/2013	61,350	61,413
0.483% due 03/27/2014	13,400	13,426
Dexia Credit Local S.A.
1.400% due 09/20/2013	5,000	5,010
1.600% due 09/16/2013	1,600	1,603
1.650% due 09/12/2013	4,200	4,208
1.700% due 09/06/2013	10,700	10,721
Itau Unibanco Holding S.A.
0.000% due 08/08/2013	45,400	45,362
0.000% due 10/31/2013	16,300	16,220
0.960% due 09/23/2013	48,000	47,872
Nordea Bank Finland PLC
0.746% due 01/27/2014	700	702
1.159% due 04/09/2014	400	403
Sumitomo Mitsui Banking Corp.
0.625% due 05/08/2014	1,000	1,002

		303,759

COMMERCIAL PAPER 4.6%
Abbey National Treasury Services PLC
0.750% due 10/18/2013	7,300	7,293
Apache Corp.
0.320% due 07/11/2013	47,000	46,996
0.320% due 07/16/2013	8,000	7,999
AT&T, Inc.
0.510% due 07/22/2013	38,500	38,488
BASF AG
0.260% due 03/28/2014	28,700	28,648
0.300% due 03/28/2014	13,200	13,176
BP Capital Markets PLC
0.385% due 08/12/2013	6,500	6,497
0.425% due 08/06/2013	18,000	17,992
0.600% due 08/12/2013	52,000	51,964
0.650% due 08/06/2013	41,300	41,273
British Telecommunications PLC
0.800% due 03/10/2014	700	696
Canada Natural Resources Ltd.
0.320% due 07/23/2013	27,600	27,595
City of Dallas, Texas
0.300% due 07/09/2013	5,500	5,500
Commonwealth Edison Co.
0.370% due 07/19/2013	5,300	5,299
0.370% due 07/26/2013	9,000	8,998
0.370% due 08/05/2013	10,300	10,296
0.370% due 08/16/2013	4,000	3,998

Conagra Foods, Inc.
0.400% due 07/02/2013	9,700	9,700
Daimler Finance North America LLC
0.700% due 03/11/2014	38,200	38,046
DCP Midstream LLC
0.360% due 07/08/2013	22,000	21,998
Dominion Resources, Inc.
0.290% due 07/01/2013	53,000	53,000
Duke Energy Corp.
0.300% due 07/22/2013	23,000	22,996
Electricite de France S.A.
0.695% due 01/10/2014	10,000	9,979
0.825% due 01/17/2014	21,000	20,953
Entergy Corp.
0.790% due 08/02/2013	3,500	3,497
0.790% due 08/14/2013	4,500	4,496
Erste Abwicklungsanstalt
0.318% due 08/02/2013	42,900	42,888
0.490% due 08/02/2013	67,300	67,271
Export Development Canada
0.170% due 10/07/2013	27,800	27,794
Ford Motor Credit Co. LLC
0.700% due 07/01/2013	8,500	8,500
0.865% due 09/30/2013	700	698
1.010% due 11/15/2013	1,500	1,494
1.021% due 11/08/2013	26,500	26,407
1.021% due 11/22/2013	200	199
1.021% due 11/26/2013	3,600	3,586
1.021% due 01/06/2014	5,000	4,983
1.150% due 09/30/2013	6,700	6,683
1.150% due 10/01/2013	6,900	6,883
GDF Suez S.A.
0.210% due 07/22/2013	11,700	11,699
Holcim U.S. Finance SARL & Cie S.C.S.
0.490% due 07/29/2013	14,800	14,794
0.490% due 07/30/2013	9,720	9,716
0.500% due 07/02/2013	7,400	7,400
0.500% due 07/08/2013	22,800	22,798
0.500% due 07/09/2013	13,000	12,999
Kansas City Power & Light Co.
0.300% due 07/17/2013	9,700	9,699
Kells Funding LLC
0.230% due 10/10/2013	37,700	37,677
0.233% due 10/09/2013	24,000	23,985
Kinder Morgan Energy Partners LP
0.280% due 07/10/2013	11,000	10,999
0.280% due 07/11/2013	9,900	9,899
0.290% due 07/01/2013	52,200	52,200
0.290% due 07/10/2013	25,300	25,298
Nissan Motors Acceptance Corp.
0.300% due 07/17/2013	23,600	23,597
0.300% due 07/22/2013	19,600	19,597
0.300% due 07/24/2013	13,300	13,297
PPL Energy Supply LLC
0.300% due 07/02/2013	35,510	35,510
Province of Ontario
0.140% due 09/06/2013	9,500	9,496
0.150% due 11/22/2013	50,000	49,942
0.160% due 11/29/2013	30,000	29,962
0.160% due 12/05/2013	31,500	31,457
Province of Quebec
0.150% due 09/03/2013	9,500	9,496
0.175% due 11/25/2013	240,000	239,780
Santander S.A.
1.525% due 10/01/2013	1,500	1,497
1.525% due 10/11/2013	2,500	2,494
2.050% due 10/11/2013	2,000	1,995
Standard Chartered Bank
0.950% due 09/26/2013	50,000	49,976
0.950% due 10/01/2013	13,000	12,993
Virginia Electric and Power Co.
0.280% due 07/01/2013	16,900	16,900
0.290% due 07/01/2013	10,000	10,000
Vodafone Group PLC
0.595% due 01/02/2014	1,350	1,347
0.690% due 02/10/2014	8,300	8,273
0.720% due 01/28/2014	86,400	86,141
0.725% due 01/02/2014	10,000	9,975
Volvo Group Treasury North America LP
0.330% due 07/12/2013	2,000	2,000
0.330% due 07/17/2013	40,900	40,894

Xstrata Finance Canada Ltd.
0.570% due 10/01/2013		6,600	6,594

			1,667,135

REPURCHASE AGREEMENTS (c) 15.5%			5,613,764

SHORT-TERM NOTES 5.2%
American Honda Finance Corp.
0.353% due 08/02/2013		14,000	14,000
Appalachian Power Co.
0.649% due 08/16/2013		6,409	6,411
Export Development Canada
0.120% due 02/04/2014		31,600	31,617
Farmer Mac
0.081% due 07/01/2013		25,000	25,000
Federal Farm Credit Bank
0.160% due 04/23/2014 - 06/11/2014		129,600	129,552
Federal Home Loan Bank
0.125% due 03/27/2014 - 06/19/2014		444,600	444,377
0.140% due 06/04/2014		173,100	173,009
0.150% due 04/23/2014 - 05/01/2014		104,200	104,162
0.160% due 03/28/2014 - 04/11/2014		183,000	182,962
0.170% due 03/21/2014 - 04/29/2014		660,300	660,204
0.180% due 03/11/2014		10,985	10,985
Ford Credit Auto Owner Trust
0.210% due 05/15/2014		28,229	28,229
Holmes Master Issuer PLC
0.257% due 04/15/2014		68,000	68,016
MetLife Institutional Funding
0.349% due 01/10/2014		13,700	13,702
Toyota Motor Credit Corp.
0.356% due 07/19/2013		1,300	1,300

			1,893,526

JAPAN TREASURY BILLS 25.7%
0.088% due 07/01/2013 - 09/30/2013 (b)	JPY	924,530,000	9,320,914

MEXICO TREASURY BILLS 4.7%
3.828% due 07/11/2013 - 11/28/2013 (b)	MXN	22,089,000	1,692,530

U.S. TREASURY BILLS 1.4%
0.106% due 08/15/2013 - 06/26/2014 (b)(e)		$523,430	522,984

Total Short-Term Instruments (Cost $20,989,485)			21,014,612

Total Investments 106.8% (Cost $38,774,865)			$38,796,910
Other Assets and Liabilities (Net) (6.8%)			(2,466,205)

Net Assets 100.0%			$36,330,705

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.070%	06/20/2013	07/03/2013	$400,000	U.S. Treasury Notes 0.250% - 1.875% due 07/15/2014 - 09/30/2017	$(408,269)	$400,000	$400,009
	0.080%	06/18/2013	07/01/2013	135,700	U.S. Treasury Notes 0.625% due 08/31/2017	(137,070)	135,700	135,704
BOM	0.120%	06/28/2013	07/01/2013	2,000	U.S. Treasury Notes 4.500% due 05/15/2017	(2,043)	2,000	2,000
BPS	0.200%	06/28/2013	07/01/2013	10,300	Fannie Mae 3.500% due 05/01/2043	(10,676)	10,300	10,300
BRC	0.050%	06/11/2013	07/02/2013	300,000	Fannie Mae 0.000% - 2.500% due 09/13/2022 - 05/15/2029	(125,022)	300,000	300,008
					Federal Farm Credit Bank 0.196% due 08/03/2015	(49,691)
					Freddie Mac 0.000% - 5.500% due 07/18/2016 - 12/14/2029	(80,677)
					Mortgage-Linked Amortizing Notes 2.060% due 01/15/2022	(50,559)
	0.070%	06/21/2013	07/08/2013	600,000	U.S. Treasury Inflation Protected Securities 2.000% - 2.375% due 01/15/2014 - 01/15/2027	(608,467)	600,000	600,012
	0.170%	04/26/2013	10/25/2013	50,000	Freddie Mac 4.500% due 01/01/2041	(50,825)	50,000	50,016
	0.200%	06/06/2013	06/06/2014	250,000	Fannie Mae 3.000% - 4.000% due 08/01/2042 - 05/01/2043	(183,055)	250,000	250,035
					Freddie Mac 3.000% due 11/01/2042	(91,784)
	0.200%	06/13/2013	06/13/2014	250,000	Fannie Mae 3.000% due 05/01/2043	(251,378)	250,000	250,025
	0.210%	05/01/2013	05/01/2014	40,000	Fannie Mae 3.500% due 08/01/2042	(38,521)	40,000	40,014
	0.230%	06/27/2013	06/27/2015	4,982	Morgan Stanley 6.000% due 05/13/2014	(5,241)	4,982	4,982
	0.250%	05/22/2013	05/22/2015	1,974	Eli Lilly & Co. 4.200% due 03/06/2014	(2,074)	1,974	1,975
	0.270%	05/21/2013	05/20/2015	3,819	Citigroup, Inc. 4.450% due 01/10/2017	(320)	3,819	3,820
					Wyeth LLC 5.500% due 02/01/2014	(3,679)
BSN	0.130%	05/24/2013	08/22/2013	81,116	Fannie Mae 2.000% due 05/24/2027	(80,747)	81,116	81,127
	0.160%	04/17/2013	07/17/2013	76,247	Federal Home Loan Bank 2.000% due 10/18/2024	(76,171)	76,247	76,272
	0.170%	06/13/2013	12/11/2013	94,696	Fannie Mae 2.625% due 06/12/2028	(95,541)	94,696	94,704
GSC	0.100%	06/04/2013	07/08/2013	225,000	Freddie Mac 3.500% due 09/01/2042	(225,451)	225,000	225,017
	0.100%	06/11/2013	08/09/2013	300,000	Freddie Mac 4.500% due 08/01/2040 - 02/01/2041	(308,391)	300,000	300,017
JPS	0.080%	07/02/2013	07/03/2013	600,000	U.S. Treasury Bills 0.066% due 11/21/2013	(306,356)	600,000	600,000
					U.S. Treasury Notes 0.500% due 07/31/2017	(306,862)
	0.100%	06/21/2013	07/15/2013	250,000	Fannie Mae 3.500% due 08/01/2042	(117,531)	250,000	250,007
					Freddie Mac 3.500% - 4.000% due 04/01/2032 - 01/01/2042	(141,079)
RBC	0.090%	06/13/2013	07/12/2013	475,000	Fannie Mae 3.000% - 4.000% due 08/01/2026 - 02/01/2043	(400,095)	475,000	475,021
					Freddie Mac 3.500% due 07/01/2042	(78,504)
RYL	0.090%	07/02/2013	07/03/2013	600,000	U.S. Treasury Notes 0.250% - 1.000% due 02/28/2014 - 03/31/2017	(612,126)	600,000	600,000
SSB	0.010%	06/28/2013	07/01/2013	1,330	Fannie Mae 2.200% due 10/17/2022	(1,362)	1,330	1,330
TDM	0.090%	06/19/2013	07/03/2013	232,000	U.S. Treasury Notes 1.500% - 1.875% due 02/28/2014 - 06/30/2016	(237,853)	232,000	232,007
	0.090%	06/19/2013	07/08/2013	13,600	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2022	(13,528)	13,600	13,600
	0.100%	06/19/2013	07/08/2013	316,000	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 07/15/2013 - 04/15/2029	(317,649)	316,000	316,011
					U.S. Treasury Notes 0.625% due 02/15/2043	(32,000)
	0.100%	06/19/2013	07/09/2013	153,000	U.S. Treasury Bonds 2.750% - 4.250% due 11/15/2040 - 08/15/2042	(153,591)	153,000	153,005
	0.100%	06/24/2013	07/09/2013	147,000	U.S. Treasury Bonds 4.250% - 5.500% due 08/15/2028 - 11/15/2040	(63,429)	147,000	147,003
					U.S. Treasury Notes 1.625% due 08/15/2022	(84,011)

						$(5,751,628)	$5,613,764	$5,614,021

(1)	Includes accrued interest.

(d)	Securities with an aggregate market value of $20,594 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	82,200		$104,965	JPM	$0	$(2,033)	$(2,033)
07/2013	JPY	118,110,000		1,164,100	BPS	43	(26,813)	(26,770)
07/2013		164,860,000		1,646,976	BRC	6,296	(21,646)	(15,350)
07/2013		69,200,000		679,977	FBF	0	(17,776)	(17,776)
07/2013		28,620,000		288,447	GLM	0	(141)	(141)
07/2013		39,110,000		385,450	JPM	0	(8,905)	(8,905)
07/2013		36,430,000		382,932	UAG	15,590	0	15,590
07/2013	MXN	509,059		41,758	BOA	2,503	0	2,503
07/2013		4,066,850		330,996	BPS	17,452	0	17,452
07/2013		989,789		80,016	GLM	3,737	0	3,737
07/2013		26,528		2,171	JPM	125	0	125
07/2013		7,774		633	MSC	33	0	33
07/2013		$371,690	JPY	36,465,000	BRC	1	(3,996)	(3,995)
08/2013	JPY	29,820,000		$292,170	BOA	0	(8,554)	(8,554)
08/2013		29,340,000		292,455	BPS	0	(3,418)	(3,418)
08/2013		29,660,000		293,373	BRC	0	(5,737)	(5,737)
08/2013		35,869,000		364,876	CBK	3,166	0	3,166
08/2013		56,120,000		552,117	FBF	0	(13,815)	(13,815)
08/2013		35,631,000		360,780	GLM	1,466	0	1,466
08/2013		70,880,000		698,736	JPM	0	(16,067)	(16,067)
08/2013	MXN	1,590,366		129,344	BPS	7,028	0	7,028
08/2013		683,676		55,920	DUB	3,297	0	3,297
08/2013		496,056		39,966	JPM	1,808	0	1,808
08/2013		803,944		63,089	MSC	1,362	0	1,362
08/2013		500,000		39,791	RBC	1,330	0	1,330
09/2013	CAD	435		426	BRC	14	0	14
09/2013	JPY	30,000,000		302,705	BPS	133	0	133
09/2013		116,430,000		1,195,732	BRC	21,418	0	21,418
09/2013		70,880,000		725,063	JPM	10,095	0	10,095
09/2013	MXN	2,473,704		192,668	BPS	2,994	0	2,994
09/2013		11,242		873	BRC	11	0	11
09/2013		618,051		48,375	FBF	1,003	0	1,003
09/2013		247,466		19,248	GLM	282	0	282
09/2013		1,979,524		154,931	HUS	3,131	0	3,131
09/2013		494,022		39,695	JPM	1,834	0	1,834
09/2013		60,764		4,758	MSC	99	0	99
09/2013		990,226		76,569	UAG	679	0	679
09/2013		$1,217	MXN	15,662	JPM	0	(16)	(16)
10/2013	DKK	57,000		$9,977	BOA	20	0	20
10/2013		15,178		2,625	GLM	0	(27)	(27)
10/2013		758,900		131,218	HUS	0	(1,352)	(1,352)
10/2013	MXN	2,219,099		171,725	BPS	2,087	0	2,087
10/2013		12,681		983	BRC	13	0	13
10/2013		493,506		38,629	FBF	854	0	854
10/2013		6,494		508	MSC	10	0	10
10/2013		18,220		1,410	RBC	18	0	18
11/2013		2,769,980		213,541	MSC	2,382	0	2,382

						$112,314	$(130,296)	$(17,982)

(e)	Securities with an aggregate market value of $170,176 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$5,911,034	$0	$5,911,034
Industrials	0	998,454	0	998,454
Utilities	0	218,179	0	218,179
Municipal Bonds & Notes
California	0	201	0	201
New York	0	430	0	430
U.S. Government Agencies	0	7,269,847	0	7,269,847
U.S. Treasury Obligations	0	721,012	0	721,012
Asset-Backed Securities	0	77,930	0	77,930
Sovereign Issues	0	2,585,211	0	2,585,211
Short-Term Instruments
Certificates of Deposit	0	303,759	0	303,759
Commercial Paper	0	1,667,135	0	1,667,135
Repurchase Agreements	0	5,613,764	0	5,613,764
Short-Term Notes	0	1,893,526	0	1,893,526
Japan Treasury Bills	0	9,320,914	0	9,320,914
Mexico Treasury Bills	0	1,615,708	76,822	1,692,530
U.S. Treasury Bills	0	522,984	0	522,984
	$0	$38,720,088	$76,822	$38,796,910

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	112,314	0	112,314

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	0	(130,296)	0	(130,296)
Totals	$0	$38,702,106	$76,822	$38,778,928

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Sovereign Issues	$9,990	$0	$(10,001)	$0	$0	$11	$0	$0	$0	$0
Short-Term Instruments
Mexico Treasury Bills	0	81,045	0	333	0	(4,556)	0	0	76,822	(4,556)

Totals	$9,990	$81,045	$(10,001)	$333	$0	$(4,545)	$0	$0	$76,822	$(4,556)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Short-Term Instruments
Mexico Treasury Bills	$76,822	Benchmark Pricing	Base Price	9.94

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 9.2%
BANKING & FINANCE 7.8%
American International Group, Inc.
5.050% due 10/01/2015 (d)	$20,000	$21,697
Citigroup, Inc.
2.275% due 08/13/2013 (d)	9,000	9,020
6.500% due 08/19/2013 (d)	15,000	15,111
CNA Financial Corp.
5.850% due 12/15/2014 (d)	3,000	3,192
Countrywide Financial Corp.
6.250% due 05/15/2016 (d)	5,000	5,455
First Union National Bank of Florida
6.180% due 02/15/2036	600	690
International Lease Finance Corp.
5.625% due 09/20/2013 (d)	5,000	5,048
Lehman Brothers Holdings, Inc.
1.000% due 09/26/2014 ^	5,000	1,244
1.000% due 09/27/2027 ^	2,000	493
SLM Corp.
8.000% due 03/25/2020 (d)	1,300	1,412
8.450% due 06/15/2018 (d)	4,000	4,460

		67,822

INDUSTRIALS 1.4%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021 (d)	10,680	11,401
UAL Pass-Through Trust
6.636% due 01/02/2024 (d)	1,106	1,183

		12,584

Total Corporate Bonds & Notes (Cost $80,292)		80,406

U.S. GOVERNMENT AGENCIES 11.1%
Fannie Mae
0.253% due 12/25/2036	18	18
0.262% due 12/25/2036 (d)	343	325
0.313% due 03/25/2034 (d)	276	274
0.343% due 10/25/2035 (d)	1,884	1,843
0.393% due 05/25/2035 (d)	76	76
0.493% due 01/25/2034 (d)	60	60
0.543% due 05/25/2042 - 02/25/2044 (d)	533	528
0.593% due 08/25/2017 - 12/25/2033 (d)	619	622
0.593% due 06/25/2032	8	8
0.633% due 05/25/2036 (d)	158	159
0.643% due 10/18/2030 - 10/25/2030 (d)	230	231
0.644% due 03/25/2027 (d)	181	179
0.657% due 03/25/2027 (d)	402	398
0.669% due 09/17/2027 (d)	83	83
0.693% due 11/18/2030 - 01/25/2033 (d)	359	363
0.719% due 12/25/2013	2	2
0.743% due 12/25/2030 (d)	63	63
0.769% due 12/25/2021 (d)	53	54
0.819% due 04/25/2022	18	18
0.819% due 12/25/2023 (d)	87	87
0.843% due 09/25/2023	21	21
0.843% due 11/25/2031 (d)	138	140
0.869% due 10/25/2022 (d)	67	68
0.893% due 04/25/2032 (d)	136	138
0.919% due 09/25/2022	23	23
0.969% due 05/25/2022 (d)	92	93
1.019% due 09/25/2020 (d)	50	50
1.049% due 01/25/2022 (d)	75	76
1.193% due 04/25/2032 (d)	75	77
1.219% due 12/25/2023 (d)	480	487
1.369% due 04/25/2023 - 10/25/2023 (d)	204	208
1.374% due 07/01/2042 - 07/01/2044 (d)	1,279	1,307
1.419% due 05/25/2022 - 01/25/2024 (d)	310	316
1.424% due 09/01/2041 (d)	65	67
1.500% due 03/25/2022	12	12
1.574% due 09/01/2040	19	20
1.600% due 10/25/2021	29	29
1.625% due 07/01/2017	14	14
1.650% due 06/01/2033 (d)	283	296
1.760% due 10/01/2033 (d)	139	142
1.774% due 08/01/2028 (d)	316	332
1.796% due 10/01/2034 (d)	459	479

1.813% due 07/01/2033 - 05/01/2034 (d)	429	443
1.840% due 04/01/2028 - 10/01/2032 (d)	145	149
1.843% due 06/01/2020	3	3
1.856% due 05/01/2032 (d)	81	85
1.875% due 11/01/2036 (d)	189	189
1.905% due 07/01/2035 (d)	495	496
1.906% due 06/01/2035 (d)	120	125
1.912% due 04/01/2033 - 09/01/2033 (d)	301	319
1.915% due 10/01/2032 - 12/01/2032 (d)	147	155
1.917% due 09/01/2033 (d)	294	308
1.935% due 05/01/2035 (d)	213	223
1.950% due 01/01/2033 (d)	33	34
1.953% due 07/01/2036 (d)	107	107
1.960% due 01/01/2035	20	21
1.965% due 05/01/2034 (d)	172	172
1.990% due 11/01/2033 (d)	327	343
1.995% due 10/01/2035 - 07/01/2036 (d)	595	619
2.010% due 02/01/2037 (d)	86	90
2.018% due 03/01/2034 (d)	326	343
2.022% due 06/01/2034 - 09/01/2034 (d)	187	193
2.023% due 01/01/2035 (d)	263	278
2.025% due 05/01/2030	24	24
2.025% due 09/01/2033 (d)	429	435
2.035% due 08/01/2035 (d)	306	323
2.040% due 01/01/2034 (d)	139	140
2.041% due 01/01/2035 (d)	106	113
2.042% due 02/01/2035 (d)	386	408
2.050% due 09/01/2033 (d)	153	161
2.053% due 11/01/2035 (d)	88	93
2.058% due 07/01/2034 (d)	241	258
2.064% due 11/01/2022	9	10
2.065% due 07/01/2035 (d)	146	153
2.070% due 04/01/2034 (d)	53	55
2.078% due 12/01/2032 (d)	132	138
2.090% due 07/01/2034 (d)	685	722
2.100% due 08/01/2033 (d)	42	42
2.115% due 04/01/2035 (d)	44	46
2.125% due 08/01/2032 - 08/01/2034 (d)	278	285
2.140% due 11/01/2035 (d)	133	140
2.142% due 11/01/2035 (d)	64	67
2.145% due 07/01/2033 (d)	313	330
2.170% due 04/25/2023 - 01/01/2033	38	39
2.170% due 04/01/2034 - 07/01/2037 (d)	337	345
2.172% due 12/01/2035	9	9
2.200% due 07/01/2019	12	13
2.210% due 01/01/2034	7	7
2.212% due 07/01/2022 - 08/01/2032	12	13
2.212% due 11/01/2026 (d)	297	315
2.217% due 07/01/2027 - 11/01/2040	80	83
2.217% due 04/01/2034 (d)	75	79
2.221% due 01/01/2033 (d)	128	135
2.232% due 02/01/2035 (d)	107	114
2.234% due 02/01/2035 (d)	86	91
2.235% due 03/01/2033 (d)	100	107
2.240% due 06/01/2027	15	15
2.248% due 09/01/2034 (d)	166	172
2.249% due 07/01/2033 (d)	302	320
2.250% due 06/01/2019 - 10/01/2024	42	43
2.250% due 05/01/2032 - 05/01/2033 (d)	159	167
2.260% due 11/01/2043 (d)	126	127
2.272% due 04/01/2035 (d)	53	56
2.273% due 04/01/2040 (d)	691	736
2.277% due 01/01/2033	19	21
2.300% due 07/01/2029 (d)	28	30
2.305% due 03/01/2035 (d)	559	564
2.308% due 01/01/2033 (d)	140	148
2.314% due 01/01/2036 (d)	479	511
2.320% due 07/01/2037 (d)	256	275
2.330% due 08/01/2033 (d)	231	240
2.340% due 11/01/2031 (d)	34	36
2.344% due 02/01/2035 - 03/01/2035 (d)	95	101
2.345% due 04/01/2035 (d)	98	105
2.347% due 07/01/2035 (d)	142	152
2.350% due 07/01/2034 (d)	93	98
2.354% due 09/01/2033 (d)	134	142
2.367% due 05/01/2033	24	25
2.370% due 02/01/2035 - 05/01/2035 (d)	445	472
2.373% due 06/01/2030	24	24
2.383% due 05/01/2036 (d)	338	360
2.387% due 12/01/2034 - 02/01/2035 (d)	207	219
2.390% due 04/01/2033	3	4
2.400% due 01/01/2033	23	24
2.403% due 05/01/2036 (d)	182	193
2.405% due 11/01/2032 (d)	169	180
2.409% due 04/01/2037 (d)	106	113
2.416% due 10/01/2033 (d)	385	408

2.420% due 12/01/2035 (d)	233	234
2.421% due 10/01/2033 (d)	259	277
2.428% due 04/01/2033 (d)	106	114
2.433% due 08/01/2046 (d)	486	514
2.435% due 11/01/2024 (d)	124	130
2.437% due 07/01/2026 (d)	387	396
2.440% due 05/01/2035 (d)	257	272
2.442% due 03/01/2033 (d)	168	179
2.444% due 04/01/2033 (d)	26	28
2.448% due 02/01/2034 (d)	369	391
2.457% due 02/01/2032 (d)	83	89
2.460% due 09/01/2035 (d)	347	372
2.470% due 06/01/2034 (d)	334	350
2.486% due 01/01/2033 (d)	45	48
2.489% due 03/01/2034	24	25
2.492% due 11/01/2034 (d)	43	47
2.495% due 04/01/2036 (d)	222	224
2.500% due 03/01/2036 (d)	142	151
2.503% due 12/01/2032 (d)	178	182
2.508% due 06/01/2030	2	2
2.513% due 11/01/2034 (d)	41	44
2.518% due 09/01/2035 (d)	718	730
2.520% due 02/01/2034 (d)	334	353
2.525% due 09/01/2032 (d)	61	62
2.528% due 01/01/2034 (d)	73	78
2.529% due 09/01/2029 (d)	229	243
2.534% due 04/01/2035 (d)	123	131
2.536% due 12/01/2034 (d)	136	144
2.539% due 03/01/2035 (d)	508	538
2.541% due 01/01/2037	13	14
2.545% due 07/01/2036 (d)	85	86
2.554% due 01/01/2035 (d)	156	165
2.556% due 11/01/2032 (d)	56	60
2.557% due 08/01/2033 (d)	888	946
2.559% due 03/01/2033	20	21
2.559% due 05/01/2037 (d)	764	783
2.574% due 04/01/2036	10	11
2.580% due 06/01/2035 - 03/01/2036 (d)	220	225
2.584% due 07/01/2033	20	21
2.590% due 09/01/2018	13	14
2.595% due 01/01/2036	12	12
2.596% due 11/01/2034 (d)	378	402
2.605% due 07/01/2035	6	6
2.612% due 08/01/2034 (d)	508	544
2.623% due 06/01/2034	10	11
2.625% due 03/01/2034 - 01/01/2035 (d)	1,095	1,147
2.633% due 06/01/2036 (d)	241	257
2.635% due 04/01/2035	7	7
2.647% due 12/01/2036 (d)	362	387
2.648% due 02/01/2036 (d)	179	191
2.655% due 10/01/2034 - 12/01/2035 (d)	124	131
2.657% due 07/01/2034 (d)	251	269
2.665% due 01/01/2035 (d)	227	241
2.677% due 12/01/2030	5	5
2.677% due 02/01/2034 (d)	164	174
2.678% due 02/01/2034 (d)	102	109
2.681% due 08/01/2033	6	6
2.683% due 12/01/2033	142	149
2.688% due 09/01/2033 (d)	102	108
2.690% due 12/01/2033 (d)	409	434
2.694% due 09/01/2017	13	13
2.694% due 12/01/2033 (d)	214	227
2.715% due 01/01/2019 - 01/01/2036 (d)	149	158
2.729% due 08/01/2035 (d)	439	469
2.730% due 01/01/2033	5	5
2.730% due 12/01/2035 (d)	246	256
2.738% due 11/01/2033 (d)	438	466
2.750% due 03/01/2034 - 07/01/2035 (d)	598	611
2.752% due 12/01/2036 (d)	30	32
2.756% due 11/01/2033 (d)	217	231
2.763% due 12/01/2018	9	10
2.775% due 04/01/2018	1	1
2.776% due 11/01/2034 (d)	118	126
2.780% due 07/01/2035 (d)	32	34
2.784% due 11/01/2034 (d)	64	68
2.787% due 04/01/2036 (d)	122	124
2.794% due 08/01/2035	118	126
2.798% due 04/01/2035 (d)	72	76
2.805% due 12/01/2035 (d)	70	74
2.819% due 10/01/2033 - 10/01/2035 (d)	248	265
2.842% due 11/01/2033 (d)	298	317
2.854% due 04/01/2033 (d)	283	301
2.985% due 03/01/2035 (d)	285	306
2.990% due 10/01/2043	18	18
3.057% due 08/25/2042 (d)	64	66
3.110% due 12/01/2018	13	13

3.153% due 05/01/2036 (d)	653	676
3.310% due 02/25/2032 (d)	161	166
3.365% due 08/01/2024	9	9
3.375% due 07/01/2019	11	11
3.400% due 07/01/2019	8	8
3.434% due 05/01/2036 (d)	186	193
3.445% due 03/01/2030 (d)	923	969
3.593% due 09/01/2035 (d)	471	502
3.661% due 09/01/2033 (d)	489	513
3.780% due 06/01/2021	22	22
3.854% due 05/01/2036 (d)	203	215
4.000% due 12/25/2017 - 08/25/2018	41	43
4.405% due 07/01/2017	10	10
4.475% due 11/01/2033 (d)	523	559
4.500% due 01/25/2014 - 02/25/2028	43	44
4.500% due 09/25/2018 (d)	52	55
4.730% due 08/01/2036 (d)	960	1,035
5.000% due 09/25/2016 (d)	49	51
5.000% due 06/25/2019	3	3
5.075% due 01/01/2018	9	9
5.230% due 11/01/2014	5	5
5.240% due 03/01/2038 (d)	103	111
5.500% due 03/25/2017 - 08/25/2020 (d)	69	73
5.500% due 04/25/2017	3	3
5.502% due 06/01/2037 (d)	166	179
5.658% due 08/01/2037 (d)	662	713
5.817% due 09/01/2036	8	8
5.950% due 06/01/2047 (d)	215	232
6.000% due 09/25/2014 - 02/25/2044	37	41
6.000% due 02/25/2017 - 08/25/2044 (d)	177	195
6.062% due 12/25/2042 (d)	244	273
6.250% due 05/25/2042	55	62
6.250% due 11/01/2047 (d)	741	786
6.325% due 07/01/2047 (d)	159	168
6.448% due 09/01/2024 (d)	771	833
6.500% due 07/25/2021 - 01/25/2044 (d)	1,416	1,624
6.500% due 11/25/2023	18	20
6.750% due 02/01/2015	2	2
6.786% due 10/01/2047 (d)	396	420
7.000% due 10/01/2015 - 10/01/2033	201	227
7.000% due 02/25/2044 (d)	30	34
7.500% due 05/01/2028	16	16
7.500% due 05/25/2042 (d)	55	62
8.000% due 08/25/2022 (d)	49	56
8.000% due 11/25/2023 - 10/01/2026	162	184
9.000% due 03/25/2020 (d)	66	75
9.000% due 04/01/2020 - 01/01/2026	77	80
9.500% due 07/01/2021	18	18
Federal Housing Administration
7.430% due 01/01/2021 - 06/25/2021	222	217
Freddie Mac
0.453% due 08/25/2031	936	917
0.473% due 09/25/2031	572	531
0.493% due 03/15/2036	15	15
0.543% due 10/15/2028 - 03/15/2029 (d)	316	316
0.543% due 06/25/2029	136	115
0.593% due 07/15/2026 - 05/25/2043 (d)	2,155	2,171
0.643% due 08/15/2029 (d)	114	115
0.693% due 01/15/2032 (d)	37	38
0.700% due 03/15/2024 - 09/15/2026 (d)	272	273
0.743% due 08/15/2029 - 03/15/2032 (d)	392	395
0.750% due 05/15/2023	17	17
0.750% due 05/15/2023 - 10/15/2026 (d)	396	398
0.793% due 06/15/2029 - 12/15/2031 (d)	278	281
0.850% due 08/15/2022 - 03/15/2023 (d)	283	286
0.950% due 04/15/2022 (d)	46	46
1.374% due 10/25/2044 - 02/25/2045 (d)	1,461	1,476
1.520% due 10/15/2013	2	2
1.574% due 07/25/2044 (d)	6,753	6,936
2.005% due 12/01/2035 (d)	93	98
2.035% due 08/01/2015	10	10
2.100% due 08/01/2033 (d)	55	58
2.165% due 09/01/2034 - 01/01/2037 (d)	231	233
2.200% due 10/01/2027	22	23
2.212% due 01/01/2030 (d)	104	109
2.217% due 02/01/2019 (d)	50	53
2.223% due 03/01/2035 (d)	108	114
2.230% due 11/01/2036 (d)	736	750
2.250% due 11/01/2029 (d)	154	160
2.266% due 03/01/2030 (d)	90	91
2.290% due 11/01/2035	6	7
2.318% due 07/01/2036 (d)	452	464
2.325% due 07/01/2033 (d)	47	47
2.347% due 04/01/2036 (d)	435	437
2.350% due 09/01/2030 - 04/01/2034 (d)	456	477
2.350% due 05/01/2035	272	274

2.359% due 02/01/2035 (d)	195	207
2.375% due 04/01/2032 - 12/01/2032 (d)	387	410
2.378% due 03/01/2032 (d)	212	226
2.381% due 05/01/2033	5	6
2.382% due 11/01/2033 (d)	108	115
2.390% due 09/01/2035 (d)	129	136
2.408% due 01/01/2036 (d)	154	164
2.417% due 11/01/2036 (d)	41	44
2.421% due 01/01/2030 (d)	252	270
2.434% due 02/01/2036 (d)	39	41
2.461% due 06/01/2035	6	6
2.494% due 09/01/2034 (d)	678	725
2.500% due 02/01/2037 (d)	33	35
2.502% due 12/01/2034 (d)	33	35
2.505% due 01/01/2035 (d)	90	91
2.511% due 05/01/2035 (d)	314	334
2.558% due 02/01/2036	22	23
2.575% due 04/01/2034	16	17
2.582% due 09/01/2034 (d)	228	233
2.588% due 09/01/2035 (d)	186	197
2.605% due 09/01/2035 (d)	114	117
2.609% due 12/01/2036 (d)	160	170
2.613% due 08/01/2036 (d)	109	111
2.614% due 11/01/2024 (d)	44	44
2.627% due 08/01/2023	17	17
2.630% due 03/01/2036 (d)	549	584
2.631% due 09/01/2035 (d)	445	473
2.633% due 12/01/2034 (d)	278	284
2.640% due 12/01/2035 (d)	231	247
2.655% due 03/01/2036 (d)	450	454
2.661% due 04/01/2035	143	144
2.670% due 04/01/2036 (d)	115	121
2.705% due 07/01/2035 - 08/01/2035 (d)	721	768
2.711% due 12/01/2024 (d)	207	209
2.712% due 03/01/2035 - 10/01/2035 (d)	610	652
2.732% due 01/01/2035 (d)	29	31
2.733% due 07/01/2035	17	18
2.737% due 02/01/2035 (d)	832	887
2.739% due 06/01/2035 (d)	36	39
2.741% due 06/01/2036 (d)	372	382
2.743% due 02/01/2036 (d)	76	81
2.750% due 03/01/2035 (d)	258	262
2.774% due 01/01/2036 (d)	28	30
2.776% due 09/01/2034 (d)	56	60
2.780% due 08/01/2035	11	11
2.840% due 08/01/2035 (d)	508	538
2.888% due 11/01/2034 (d)	318	330
2.895% due 01/01/2037	13	14
2.896% due 09/01/2035 (d)	36	38
2.900% due 02/01/2036 (d)	35	38
2.923% due 01/01/2027 (d)	398	418
2.965% due 09/01/2035 (d)	36	38
2.985% due 12/01/2034	23	23
3.126% due 07/01/2019	4	4
3.500% due 03/15/2018	7	7
3.779% due 07/01/2033	9	10
3.831% due 04/01/2030 (d)	867	917
4.000% due 11/15/2017	8	8
4.000% due 04/15/2018 (d)	37	38
4.084% due 01/01/2034 (d)	1,377	1,452
4.473% due 09/01/2030 (d)	484	514
4.500% due 07/15/2018 - 03/15/2021	10	11
4.500% due 04/15/2020 - 04/15/2032 (d)	377	407
5.096% due 10/01/2034	3	3
5.100% due 08/01/2035 (d)	118	126
5.245% due 11/01/2033 (d)	468	497
5.500% due 03/15/2014 - 08/15/2030	11	12
5.500% due 10/15/2032 (d)	50	55
5.670% due 03/01/2036 (d)	25	27
5.682% due 08/01/2037 (d)	967	1,040
5.954% due 09/01/2037 (d)	727	767
6.000% due 09/15/2016 - 05/01/2035 (d)	258	279
6.000% due 01/15/2029	11	11
6.035% due 07/01/2037 (d)	776	825
6.096% due 11/01/2036	10	10
6.105% due 09/01/2036 (d)	694	732
6.157% due 07/01/2036	3	4
6.250% due 12/15/2023	17	19
6.652% due 09/01/2037 (d)	916	970
7.000% due 06/01/2017	3	3
7.000% due 10/15/2022 - 07/15/2027 (d)	173	198
8.500% due 11/15/2021 (d)	181	206
Ginnie Mae
0.393% due 01/16/2031 (d)	43	44
0.542% due 06/20/2032 (d)	67	67
0.592% due 04/20/2031 (d)	267	271

0.593% due 03/16/2029 - 02/16/2032 (d)	201	203
0.643% due 03/16/2031 (d)	83	84
0.693% due 04/16/2030 - 04/16/2032 (d)	149	152
0.743% due 10/16/2029 (d)	81	83
1.625% due 01/20/2027 - 10/20/2029 (d)	1,282	1,338
1.625% due 01/20/2030	10	11
1.750% due 07/20/2026	20	21
1.750% due 09/20/2029 - 04/20/2033 (d)	1,255	1,309
2.000% due 02/20/2025	17	17

Total U.S. Government Agencies (Cost $93,672)		96,775

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
2.375% due 08/31/2014 (e)(f)	700	718

Total U.S. Treasury Obligations (Cost $716)		718

MORTGAGE-BACKED SECURITIES 77.3%
Adjustable Rate Mortgage Trust
0.443% due 10/25/2035	20	17
0.853% due 05/25/2035	221	220
0.933% due 02/25/2035	571	563
2.536% due 01/25/2035	2,808	2,773
2.731% due 01/25/2035	1,158	1,141
2.890% due 03/25/2035	94	86
2.897% due 11/25/2035	564	475
American Home Mortgage Investment Trust
1.914% due 09/25/2045	1,293	1,268
2.039% due 09/25/2035	17,158	17,080
2.416% due 02/25/2045	1,523	1,511
2.559% due 10/25/2034	455	447
Banc of America Alternative Loan Trust
0.693% due 04/25/2033	76	76
5.000% due 06/25/2019	154	154
6.000% due 04/25/2036	823	853
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	474	480
Banc of America Funding Corp.
2.687% due 03/20/2035	78	78
2.976% due 11/20/2034	3,642	3,338
3.120% due 11/20/2035	424	384
Banc of America Mortgage Trust
2.875% due 05/25/2033	884	871
2.908% due 04/25/2034	328	327
2.962% due 02/25/2034	1,418	1,386
3.041% due 01/25/2034	216	214
3.076% due 09/25/2033	7,929	7,929
3.099% due 10/25/2034	56	55
3.101% due 11/25/2034	52	51
3.112% due 01/25/2035	210	208
3.137% due 09/25/2033	410	408
3.169% due 02/25/2033	307	299
3.178% due 11/25/2033	230	227
5.000% due 12/25/2018	39	40
5.120% due 10/25/2035	334	317
6.500% due 09/25/2033	478	494
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.358% due 09/10/2047 (d)	8,000	8,638
BCAP LLC Trust
0.313% due 07/26/2036	2,998	2,959
0.383% due 12/21/2046	1,658	1,628
0.403% due 02/26/2036	8,734	8,206
2.164% due 11/26/2045	2,631	2,633
2.386% due 12/26/2036	4,797	4,752
2.428% due 07/26/2037	1,580	1,577
2.550% due 10/26/2035	4,412	4,225
2.553% due 05/26/2036	2,838	2,842
2.598% due 05/26/2037	2,773	2,647
2.612% due 07/26/2036	2,841	2,858
2.631% due 10/26/2036	2,110	2,098
2.634% due 07/26/2036	3,110	3,164
2.729% due 03/26/2037	1,659	1,676
2.793% due 05/20/2035	4,298	4,291
2.830% due 10/26/2035	2,209	2,248
2.843% due 02/26/2036	13,301	13,411
2.845% due 11/26/2035	756	758
2.851% due 07/26/2037	1,729	1,734
2.859% due 11/26/2035	9,007	9,037
2.878% due 05/26/2047	4,412	4,401
2.972% due 04/26/2037	4,937	4,941
4.485% due 05/26/2037	3,644	3,674
4.637% due 06/26/2037	1,505	1,518
4.837% due 02/26/2037	2,184	2,196
4.954% due 07/26/2037	1,949	2,033
4.997% due 07/26/2037	1,020	971

5.000% due 07/26/2035	1,429	1,437
5.000% due 10/26/2037	162	162
5.012% due 04/26/2037	1,570	1,597
5.251% due 06/26/2047	1,075	1,094
5.284% due 06/26/2035	5,182	5,215
5.500% due 12/26/2035	5,291	5,345
5.500% due 02/26/2036	5,143	5,157
6.000% due 08/26/2037	4,899	5,081
6.497% due 02/26/2036	7,233	7,147
Bear Stearns Adjustable Rate Mortgage Trust
2.450% due 04/25/2033	41	40
2.467% due 08/25/2033	5,405	5,332
2.470% due 10/25/2035	3,160	3,023
2.567% due 10/25/2033	50	50
2.573% due 04/25/2033	284	289
2.600% due 03/25/2035	2,062	2,042
2.655% due 11/25/2034	2,161	2,126
2.674% due 10/25/2035	4,103	4,113
2.677% due 02/25/2033	18	18
2.706% due 08/25/2033	432	434
2.805% due 05/25/2033	1	1
2.916% due 02/25/2034	1,104	1,076
2.918% due 05/25/2034	2,318	2,186
2.939% due 01/25/2035	167	162
2.959% due 02/25/2033	14	12
2.976% due 01/25/2035	112	106
3.017% due 02/25/2034	215	213
3.026% due 10/25/2034	4,055	3,300
3.050% due 10/25/2034	146	144
3.071% due 01/25/2034	332	332
3.082% due 01/25/2034	908	897
3.148% due 07/25/2034	140	139
3.148% due 01/25/2035	5,060	4,990
3.335% due 12/25/2035	745	741
4.558% due 10/25/2033	2	2
Bear Stearns Alt-A Trust
0.353% due 02/25/2034	1,011	989
0.363% due 08/25/2036	17	9
2.709% due 05/25/2035	140	128
2.911% due 11/25/2036	623	411
Bear Stearns Commercial Mortgage Securities Trust
8.553% due 10/15/2032	3,834	4,143
Chase Mortgage Finance Trust
2.744% due 02/25/2037	7,009	6,987
2.884% due 12/25/2035	149	133
2.914% due 02/25/2037	2,986	2,657
2.916% due 12/25/2035	239	214
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	75	75
Citigroup Mortgage Loan Trust, Inc.
0.993% due 08/25/2035	672	482
1.419% due 08/25/2034	18	18
1.940% due 09/25/2035	5,949	5,880
2.290% due 09/25/2035	12,284	11,993
2.540% due 05/25/2035	363	354
2.570% due 11/25/2035	1,059	1,020
2.819% due 03/25/2034	91	89
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	395	331
Countrywide Alternative Loan Trust
0.393% due 06/25/2037	3,226	2,541
0.593% due 03/25/2034	47	46
1.715% due 08/25/2035	6,073	5,287
2.736% due 06/25/2037	1,883	362
4.594% due 08/25/2036	96	96
4.791% due 10/25/2035 ^	269	220
Countrywide Home Loan Mortgage Pass-Through Trust
0.543% due 08/25/2035	406	315
0.733% due 02/25/2035	415	383
2.459% due 02/20/2036	82	62
2.624% due 06/20/2035	507	465
2.749% due 08/25/2034	4,087	3,816
2.820% due 08/25/2034	3,351	3,069
2.866% due 11/19/2033	27	26
2.873% due 04/20/2035	3,549	3,579
2.915% due 11/25/2034	5,998	5,548
3.275% due 08/25/2033	359	344
4.180% due 11/19/2033	126	123
4.500% due 10/25/2018	31	32
4.601% due 12/25/2033	220	218
5.500% due 10/25/2035	818	797
5.500% due 11/25/2035	678	609
Credit Suisse First Boston Mortgage Securities Corp.
2.053% due 07/25/2033	106	104
2.383% due 03/25/2034	61	60
2.407% due 07/25/2033	746	741

2.466% due 10/25/2033	1,490	1,508
2.620% due 11/25/2032	27	27
2.684% due 01/25/2034	2,525	2,469
2.877% due 11/25/2034	2,499	2,508
5.500% due 08/25/2034	12	12
6.500% due 04/25/2033	110	117
Credit Suisse Mortgage Capital Certificates
0.373% due 04/15/2022	4,916	4,863
0.423% due 10/15/2021	1,888	1,883
4.954% due 07/26/2037	14,329	14,702
7.000% due 08/26/2036	3,893	3,982
Credit Suisse Mortgage Pass-Through Certificates
0.313% due 02/15/2022	7,331	7,271
0.413% due 02/15/2022	13,000	12,702
5.383% due 02/15/2040	800	863
CW Capital Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	700	781
DBRR Trust
0.853% due 02/25/2045	24,749	24,748
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	203	210
5.250% due 06/25/2035	435	425
Deutsche ALT-B Securities, Inc.
0.293% due 10/25/2036 ^	14	7
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035	118	119
First Horizon Alternative Mortgage Securities
2.308% due 08/25/2034	980	939
2.339% due 09/25/2035	115	95
2.375% due 07/25/2035	359	287
First Horizon Mortgage Pass-Through Trust
0.463% due 02/25/2035	280	268
1.500% due 02/25/2035	1,172	1,097
2.575% due 08/25/2035	3,843	3,777
2.657% due 04/25/2035	1,279	1,267
First Republic Mortgage Loan Trust
0.543% due 11/15/2031	291	285
0.593% due 11/15/2032	446	412
0.673% due 06/25/2030	302	297
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	7,500	8,027
GMAC Mortgage Corp. Loan Trust
3.610% due 11/19/2035	519	478
Greenwich Capital Commercial Funding Corp.
0.334% due 11/05/2021	558	550
GS Mortgage Securities Trust
1.456% due 03/06/2020 (d)	9,700	9,730
2.006% due 03/06/2020	1,010	1,014
2.202% due 03/06/2020	10,105	10,144
2.476% due 03/06/2020	670	673
4.805% due 03/06/2020	3,000	3,021
GSR Mortgage Loan Trust
0.383% due 08/25/2046	1,300	1,210
0.543% due 01/25/2034	680	647
1.940% due 03/25/2033	35	34
2.298% due 06/25/2034	350	346
2.457% due 06/25/2034	44	44
2.673% due 08/25/2034	288	290
2.816% due 05/25/2035	318	285
2.943% due 09/25/2034	9,757	8,974
6.000% due 03/25/2032	14	15
Harborview Mortgage Loan Trust
0.382% due 02/19/2046	1,665	1,357
0.412% due 05/19/2035	98	80
2.211% due 08/19/2034	2,777	2,683
2.396% due 06/19/2034	6,526	6,427
2.599% due 05/19/2033	1,212	1,202
Impac CMB Trust
0.713% due 04/25/2035	2,247	2,156
0.833% due 08/25/2035	3,229	2,687
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032	59	55
IndyMac Mortgage Loan Trust
0.383% due 09/25/2046	794	634
0.973% due 05/25/2034	300	248
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	672	658
JPMorgan Mortgage Trust
2.115% due 11/25/2033	53	52
2.351% due 07/25/2035	19,788	18,802
2.591% due 12/25/2034	77	78
2.611% due 09/25/2034	5	5
2.614% due 12/25/2034	2,512	2,520
2.858% due 07/25/2035	1,445	1,451
2.859% due 11/25/2035	683	618
2.888% due 11/25/2033	118	117

3.005% due 07/25/2035	1,395	1,216
3.013% due 10/25/2035	900	865
4.115% due 04/25/2035	130	128
4.247% due 04/25/2035	1,027	1,019
4.479% due 02/25/2035	2,775	2,784
5.263% due 07/25/2035	149	153
MASTR Adjustable Rate Mortgages Trust
2.301% due 02/25/2034	444	438
2.580% due 09/25/2033	1,094	1,068
2.625% due 11/21/2034	3,747	3,843
2.717% due 08/25/2034	6,379	6,352
2.869% due 08/25/2034	1,598	1,576
2.885% due 07/25/2034	3,460	3,387
2.970% due 01/25/2036	446	422
4.848% due 01/25/2034	90	90
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,837	1,940
Merrill Lynch Mortgage Investors Trust
0.813% due 08/25/2028	192	191
0.853% due 06/25/2028	549	544
1.281% due 03/25/2028	1,067	1,046
1.836% due 02/25/2034	111	108
2.249% due 04/25/2029	2,048	1,989
2.250% due 04/25/2035	1,957	1,928
2.266% due 12/25/2034	424	431
2.481% due 06/25/2035	1,611	1,584
2.540% due 02/25/2035	488	491
3.046% due 09/25/2033	30	30
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,102
5.485% due 03/12/2051	500	555
Morgan Stanley Mortgage Loan Trust
0.463% due 09/25/2035	8,330	7,915
2.500% due 02/25/2034	14	15
Nomura Asset Acceptance Corp.
0.973% due 10/25/2034	19	19
2.623% due 10/25/2035	93	81
3.289% due 05/25/2035	182	182
Prime Mortgage Trust
0.593% due 02/25/2019	1	1
0.593% due 02/25/2034	11	11
5.000% due 08/25/2034	216	223
6.000% due 02/25/2034	54	60
Provident Funding Mortgage Loan Trust
2.736% due 05/25/2035	108	105
RBSSP Resecuritization Trust
0.513% due 08/26/2045	677	607
Residential Accredit Loans, Inc. Trust
0.593% due 01/25/2033	367	355
0.623% due 02/25/2033	431	386
3.245% due 04/25/2035 ^	9	1
5.500% due 08/25/2034	104	106
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	137	140
7.500% due 12/25/2031	942	982
Residential Asset Securitization Trust
3.750% due 10/25/2018	13	13
5.250% due 04/25/2034	399	434
Residential Funding Mortgage Securities, Inc. Trust
4.004% due 02/25/2036 ^	317	263
6.500% due 03/25/2032	35	37
Royal Bank of Scotland Capital Funding Trust
6.068% due 09/17/2039	3,500	3,828
S2 Hospitality LLC
4.500% due 04/15/2025	2,280	2,277
Sequoia Mortgage Trust
0.945% due 05/20/2034	1,207	1,057
0.952% due 04/20/2033	132	129
0.992% due 10/20/2027	452	440
2.028% due 07/20/2034	79	77
Silver Oak Ltd.
1.722% due 06/21/2018	19,000	19,124
Structured Adjustable Rate Mortgage Loan Trust
0.433% due 03/25/2035	250	199
0.493% due 09/25/2034	329	202
0.633% due 08/25/2035	1,847	1,671
2.499% due 03/25/2034	113	112
2.538% due 06/25/2034	2,069	2,106
2.550% due 09/25/2034	700	698
2.561% due 07/25/2034	1,088	1,073
2.607% due 08/25/2034	2,133	2,102
2.622% due 08/25/2034	3,136	3,043
2.633% due 03/25/2034	507	500
Structured Asset Mortgage Investments Trust
0.872% due 11/19/2033	143	131
0.872% due 05/19/2035	569	544

0.892% due 03/19/2034	274	271
1.032% due 02/19/2033	636	609
Structured Asset Securities Corp.
1.952% due 05/25/2032	37	35
2.243% due 07/25/2032	24	23
2.467% due 09/25/2033	187	179
2.473% due 06/25/2033	7,046	6,924
2.497% due 03/25/2033	559	548
2.588% due 11/25/2033	189	187
Thornburg Mortgage Securities Trust
2.429% due 04/25/2045	477	476
UBS Commercial Mortgage Trust
0.768% due 07/15/2024	111	110
WaMu Mortgage Pass-Through Certificates
0.413% due 08/25/2046 ^	1,206	173
0.423% due 04/25/2045	7,614	6,895
0.453% due 11/25/2045	11,166	9,997
0.463% due 07/25/2045	4,438	4,112
0.463% due 12/25/2045	5,926	5,266
0.483% due 07/25/2045 (d)	15,138	14,067
0.483% due 10/25/2045	7,607	6,919
0.483% due 12/25/2045	6,305	5,706
0.503% due 01/25/2045	7,768	7,107
0.513% due 08/25/2045	555	502
0.548% due 11/25/2034	5,686	5,349
0.593% due 01/25/2045	3,180	2,884
0.608% due 07/25/2044	1,202	1,078
0.678% due 10/25/2044	778	709
1.169% due 08/25/2046	157	129
1.368% due 11/25/2042	357	329
1.568% due 08/25/2042	30	28
1.568% due 04/25/2044	1,647	1,577
2.444% due 10/25/2035	4,248	1,237
2.457% due 08/25/2033	1,786	1,242
2.470% due 05/25/2046	951	820
2.470% due 08/25/2046	3,562	3,152
2.470% due 09/25/2046	9,151	8,498
2.470% due 11/25/2046	3,046	2,700
2.486% due 09/25/2035	1,000	904
2.502% due 10/25/2033	816	824
2.558% due 03/25/2034	2,292	2,264
4.853% due 02/25/2037 ^	791	654
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.190% due 02/25/2033	30	29
2.418% due 02/25/2033	61	59
2.455% due 01/25/2035	4,014	3,888
2.481% due 11/25/2030	321	316
2.491% due 06/25/2033	75	75
7.000% due 03/25/2034	202	214
Wells Fargo Mortgage-Backed Securities Trust
0.693% due 07/25/2037	770	600
2.493% due 09/25/2033	52	53
2.615% due 09/25/2034	507	508
2.619% due 01/25/2035	1,429	1,415
2.624% due 12/25/2034	800	812
2.626% due 09/25/2034	1,726	1,750
2.636% due 06/25/2035	2,761	2,737
2.641% due 03/25/2036	3,971	3,883
2.701% due 08/25/2033	822	827
2.701% due 04/25/2036	5,070	4,966
2.717% due 02/25/2034	953	955
2.720% due 06/25/2035	161	163
2.720% due 04/25/2036 ^	41	38
2.726% due 04/25/2035	588	588
4.436% due 10/25/2033	78	78
4.500% due 05/25/2034	27	27
4.591% due 12/25/2033	248	252
4.693% due 12/25/2033	340	344
4.723% due 01/25/2034	266	261
4.749% due 06/25/2034	228	229
4.801% due 01/25/2034	313	309
4.886% due 05/25/2034	8	9
5.159% due 10/25/2035	234	229
5.330% due 08/25/2035	107	106
6.000% due 09/25/2036	177	171
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	7,000	7,042

Total Mortgage-Backed Securities (Cost $666,932)		672,825

ASSET-BACKED SECURITIES 23.3%
Accredited Mortgage Loan Trust
0.953% due 01/25/2034	241	185
ACE Securities Corp. Home Equity Loan Trust
2.818% due 06/25/2033	1,402	1,399

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.543% due 02/25/2033	1,377	1,352
AMMC CLO Ltd.
0.507% due 08/08/2017	457	457
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.228% due 01/25/2034	695	636
Babson CLO, Inc.
0.526% due 07/20/2019	6,724	6,703
Bear Stearns Asset-Backed Securities Trust
0.263% due 12/25/2036	11	11
0.603% due 12/25/2035	1,500	1,413
1.193% due 11/25/2042	416	403
2.995% due 10/25/2036	2,654	2,561
3.035% due 10/25/2036	3,725	2,838
Bear Stearns Second Lien Trust
0.993% due 12/25/2036	21,100	13,502
BlueMountain CLO Ltd.
0.513% due 11/15/2017	662	662
Callidus Debt Partners CLO Fund Ltd.
0.538% due 04/17/2020	6,579	6,580
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	626	623
5.267% due 06/25/2035	4,500	4,444
Carrington Mortgage Loan Trust
0.293% due 06/25/2037	2,175	2,103
0.373% due 02/25/2036	238	230
Citigroup Mortgage Loan Trust, Inc.
0.643% due 07/25/2044	193	189
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	819	845
Conseco Financial Corp.
6.240% due 12/01/2028	386	399
Countrywide Asset-Backed Certificates
0.293% due 05/25/2047	2,745	2,714
0.453% due 05/25/2036	1,763	1,755
0.653% due 09/25/2034	190	188
Credit Suisse First Boston Mortgage Securities Corp.
0.993% due 05/25/2043	2,877	2,641
Credit-Based Asset Servicing and Securitization LLC
5.713% due 05/25/2035	815	831
EFS Volunteer LLC
1.073% due 07/26/2027	2,425	2,427
EMC Mortgage Loan Trust
0.893% due 04/25/2042	1,834	1,699
FBR Securitization Trust
0.953% due 09/25/2035	402	390
Goldman Sachs Asset Management CLO PLC
0.494% due 08/01/2022	4,633	4,512
GSRPM Mortgage Loan Trust
0.703% due 03/25/2035	8,341	8,079
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018	378	378
Home Equity Asset Trust
0.793% due 11/25/2032	8	7
Home Equity Mortgage Loan Asset-Backed Trust
0.643% due 08/25/2035	1,100	1,065
0.713% due 10/25/2035	1,600	416
6.372% due 05/25/2033	1,058	1,072
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	928
HSBC Home Equity Loan Trust
0.372% due 01/20/2036	1,874	1,825
0.452% due 01/20/2035 (d)	16,028	15,885
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036	12	6
Inwood Park CDO Ltd.
0.501% due 01/20/2021	8,138	8,120
Irwin Home Equity Loan Trust
0.733% due 07/25/2032	116	97
JPMorgan Mortgage Acquisition Trust
0.263% due 01/25/2037	529	522
0.623% due 12/25/2035	14,770	13,415
Lehman XS Trust
0.343% due 04/25/2037 ^	7,597	4,725
Long Beach Mortgage Loan Trust
0.663% due 08/25/2035	1,076	1,042
0.753% due 10/25/2034	940	890
0.893% due 03/25/2032	51	44
1.048% due 07/25/2034	1,200	1,111
Loomis Sayles CLO Ltd.
0.506% due 10/26/2020	2,956	2,889
Merrill Lynch Mortgage Investors Trust
0.553% due 09/25/2036	398	285
5.666% due 05/25/2046	13	13
Morgan Stanley ABS Capital, Inc.
0.653% due 06/25/2034	356	341

1.123% due 06/25/2034	835	793
1.393% due 06/25/2033	2,940	2,826
Morgan Stanley Dean Witter Capital, Inc.
1.543% due 02/25/2033	319	290
Morgan Stanley Mortgage Loan Trust
0.263% due 01/25/2047	669	614
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.396% due 04/25/2031	2,000	1,881
New Century Home Equity Loan Trust
0.453% due 06/25/2035	1,312	1,305
Newcastle Investment Trust
2.450% due 12/10/2033	6,249	6,345
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.453% due 07/25/2035	429	427
0.480% due 11/25/2035	1,455	1,445
Option One Mortgage Loan Trust
0.833% due 07/25/2033	230	210
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.303% due 12/25/2034	5,000	4,813
Primus CLO Ltd.
0.510% due 07/15/2021	9,561	9,246
Renaissance Home Equity Loan Trust
0.893% due 08/25/2032	10	8
1.293% due 09/25/2037	4,748	2,510
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,835	1,804
Residential Asset Securities Corp. Trust
5.120% due 12/25/2033	716	646
SACO, Inc.
0.753% due 11/25/2035	1,390	1,371
0.953% due 11/25/2035	265	262
Saxon Asset Securities Trust
8.382% due 12/25/2032	1,464	1,494
SLC Student Loan Trust
4.750% due 06/15/2033	5,468	5,112
SLM Student Loan Trust
0.453% due 03/15/2024	6,000	5,729
0.676% due 04/25/2023	4,200	4,188
1.080% due 03/15/2028 (d)	8,350	8,310
2.350% due 04/15/2039	982	985
3.500% due 08/17/2043 (d)	11,441	10,811
Soundview Home Loan Trust
1.493% due 11/25/2033	272	272
Specialty Underwriting & Residential Finance Trust
0.873% due 01/25/2034	50	44
Structured Asset Securities Corp.
0.773% due 01/25/2033	425	398
Structured Asset Securities Corp. Mortgage Loan Trust
0.843% due 05/25/2034	70	69
Trapeza CDO Ltd.
1.073% due 11/16/2034	1,000	630
Truman Capital Mortgage Loan Trust
0.943% due 12/25/2032	500	469
WMC Mortgage Loan Pass-Through Certificates
0.873% due 05/15/2030	102	97

Total Asset-Backed Securities (Cost $213,161)		203,251

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.534% due 07/29/2013 (a)	267	1,889

Total Preferred Securities (Cost $2,002)		1,889

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS (c) 0.5%		4,361

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 2.7%
PIMCO Short-Term Floating NAV Portfolio	2,302,732	23,041

Total Short-Term Instruments (Cost $27,401)		27,402

Total Investments 124.4% (Cost $1,084,176)		$1,083,266
Other Assets and Liabilities (Net) (24.4%)		(212,199)

Net Assets 100.0%		$871,067

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Perpetual maturity, date shown represents next contractual call date.

(b)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$4,361	Fannie Mae 2.200% due 10/17/2022	$(4,450)	$4,361	$4,361

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BCY	0.650%	06/25/2013	09/25/2013	$940	$(940)
	0.693%	06/13/2013	07/15/2013	14,180	(14,185)
	0.945%	06/28/2013	07/29/2013	7,440	(7,441)
	0.975%	06/05/2013	09/05/2013	24,337	(24,354)
DEU	0.580%	05/28/2013	08/20/2013	10,672	(10,678)
FOB	0.450%	06/14/2013	08/19/2013	14,303	(14,306)
	0.450%	06/14/2013	09/16/2013	23,687	(23,692)
GSC	0.240%	06/13/2013	07/15/2013	118	(118)
MSC	0.400%	06/13/2013	07/15/2013	4,727	(4,728)
	0.680%	06/13/2013	07/15/2013	752	(752)
RDR	0.450%	03/28/2013	07/02/2013	2,629	(2,632)
	0.450%	05/22/2013	08/19/2013	6,062	(6,065)
	0.450%	06/14/2013	09/17/2013	4,821	(4,822)
SAL	0.360%	06/13/2013	07/15/2013	64,513	(64,524)
	0.943%	06/25/2013	07/25/2013	28,540	(28,545)
ULW	0.350%	06/21/2013	08/12/2013	7,543	(7,544)
	0.580%	06/21/2013	12/20/2013	3,613	(3,614)

					$(218,940)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $192,365 at a weighted average interest rate of 0.599%.

(d)	Securities with an aggregate market value of $237,331 and cash of $1,675 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$23,800	$32	$129
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	54,600	906	725
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	7,900	1,082	261

					$2,020	$1,115

(e)	Securities with an aggregate market value of $628 and cash of $922 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

OTC Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$2,500	$36	$0	$36
CIFC Funding Ltd. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	500	31	0	31
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	2,000	89	0	89

						$156	$0	$156

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	1.036%	$10,000	$291	$0	$291
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.300%	3,000	(8)	0	(8)
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	1.411%	5,000	102	0	102
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	0.105%	5,000	(2)	0	(2)
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	0.281%	3,000	5	0	5
iStar Financial, Inc.	RYL	(0.565%	)	12/20/2013	0.805%	6,000	6	0	6

							$394	$0	$394

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%	$2,600	$23	$(175)	$198

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-7 10-Year Index 15-30%	BOA	0.145%	12/20/2016	$25,000	$(172)	$0	$(172)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(161)	0	(161)
CDX.IG-7 10-Year Index 15-30%	GST	0.153%	12/20/2016	25,000	(164)	0	(164)

					$(497)	$0	$(497)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $89 have been pledged as collateral for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$67,822	$0	$67,822
Industrials	0	11,401	1,183	12,584
U.S. Government Agencies	0	96,558	217	96,775
U.S. Treasury Obligations	0	718	0	718
Mortgage-Backed Securities	0	628,953	43,872	672,825
Asset-Backed Securities	0	194,941	8,310	203,251
Preferred Securities
Banking & Finance	0	0	1,889	1,889
Short-Term Instruments
Repurchase Agreements	0	4,361	0	4,361
Central Funds Used for Cash Management Purposes	23,041	0	0	23,041
	$23,041	$1,004,754	$55,471	$1,083,266

Financial Derivative Instruments - Assets
Credit Contracts	0	758	0	758
Interest Rate Contracts	0	1,115	0	1,115
	$0	$1,873	$0	$1,873

Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(507)	$0	$(507)

Totals	$23,041	$1,006,120	$55,471	$1,084,632

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 03/31/2013	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,202	$0	$0	$0	$0	$(19)	$0	$0	$1,183	$(19)
U.S. Government Agencies	221	0	(3)	0	0	(1)	0	0	217	(1)
Mortgage-Backed Securities	25,171	0	(419)	0	0	(4)	19,124	0	43,872	(4)
Asset-Backed Securities	8,302	0	0	10	0	(2)	0	0	8,310	(2)
Preferred Securities
Banking & Finance	1,940	0	0	0	0	(51)	0	0	1,889	(51)

Totals	$36,836	$0	$(422)	$10	$0	$(77)	$19,124	$0	$55,471	$(77)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,183	Third Party Vendor	Broker Quote	107.00
U.S. Government Agencies	217	Benchmark Pricing	Base Price	97.88
Mortgage-Backed Securities	43,872	Benchmark Pricing	Base Price	100.00 - 100.65
Asset-Backed Securities	8,310	Benchmark Pricing	Base Price	99.59
Preferred Securities
Banking & Finance	1,889	Benchmark Pricing	Base Price	$ 7,183.47

Total	$55,471

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.0%
BANKING & FINANCE 2.0%
Bank of America Corp.
1.696% due 01/30/2014	$24,000	$24,136
Citigroup, Inc.
1.727% due 01/13/2014	24,000	24,140
KFW
3.500% due 03/10/2014	200	204
Morgan Stanley
1.875% due 01/24/2014	24,000	24,144

		72,624

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	325	341

Total Corporate Bonds & Notes (Cost $72,680)		72,965

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	1,920	2,032

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,855	1,782

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,205

Total Municipal Bonds & Notes (Cost $4,741)		5,019

U.S. GOVERNMENT AGENCIES 21.4%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	38,002
Fannie Mae
0.262% due 12/25/2036	1,046	992
0.313% due 03/25/2034	1,075	1,067
0.323% due 03/25/2036	699	659
0.413% due 07/25/2032	662	651
0.433% due 06/25/2033	471	452
0.453% due 06/25/2032	1	1
0.500% due 03/30/2016	46,000	45,767
0.513% due 03/25/2032	467	444
0.533% due 11/25/2032	4	3
0.543% due 05/25/2042	397	399
0.669% due 08/25/2021 - 03/25/2022	47	48
0.819% due 08/25/2022	11	11
0.875% due 12/20/2017	50,000	48,698
0.919% due 04/25/2022	24	24
1.093% due 04/25/2032	403	411
1.125% due 04/27/2017	100,000	99,733
1.374% due 02/01/2041 - 10/01/2044	7,756	7,947
1.574% due 11/01/2030	1	1
1.904% due 03/01/2035	1,158	1,209
2.053% due 11/01/2035	412	433
2.068% due 06/01/2021	858	898
2.095% due 02/01/2026	10	10
2.125% due 12/01/2032	6	6
2.140% due 11/01/2035	569	597
2.209% due 09/01/2033	3	3
2.217% due 11/01/2020	11	12
2.250% due 03/15/2016	54,300	56,591
2.251% due 06/01/2032	1	1
2.258% due 05/01/2025	9	10
2.280% due 12/01/2022	28	29
2.302% due 07/01/2018	167	169
2.305% due 09/01/2031	46	49
2.374% due 10/01/2032	27	28
2.375% due 05/01/2022 - 09/01/2022	13	13
2.390% due 12/01/2029	5	6
2.391% due 12/01/2029	8	8

2.395% due 09/01/2028	7	7
2.400% due 12/01/2031 - 05/01/2032	8	8
2.498% due 01/01/2029	4	4
2.520% due 12/01/2029	22	23
2.595% due 01/01/2036	3,719	3,964
2.655% due 12/01/2035	162	172
2.676% due 08/01/2036	358	382
2.722% due 10/01/2025 - 03/01/2026	45	49
2.747% due 03/01/2018	10	11
2.750% due 09/01/2017 - 01/01/2018	18	19
2.848% due 08/01/2028	11	12
4.000% due 03/01/2029 - 01/01/2042	10,387	10,851
4.377% due 06/01/2025	15	15
4.500% due 04/01/2028 - 10/01/2041	2,338	2,481
4.650% due 08/01/2014	8	8
5.094% due 09/01/2026	326	331
5.650% due 11/01/2014	2	2
6.000% due 06/01/2037	255	277
Freddie Mac
0.000% due 12/11/2025	9,084	5,836
0.433% due 07/25/2031	328	338
0.693% due 06/15/2030 - 12/15/2032	194	196
0.743% due 06/15/2031	91	92
0.950% due 02/15/2027	12	12
1.000% due 03/08/2017	27,700	27,583
1.374% due 10/25/2044 - 02/25/2045	5,071	5,125
1.574% due 07/25/2044	2,508	2,576
1.750% due 09/10/2015	28,000	28,782
2.126% due 02/01/2024	34	36
2.145% due 08/01/2019	26	27
2.238% due 07/01/2020	76	80
2.265% due 04/01/2027	4	4
2.333% due 05/01/2032	17	17
2.354% due 12/01/2031	4	4
2.356% due 08/01/2031	2	2
2.366% due 03/01/2025	1	1
2.373% due 02/01/2032	5	5
2.375% due 12/01/2031	54	56
2.428% due 02/01/2032	15	15
2.459% due 03/01/2035	337	339
2.503% due 07/01/2029	14	15
2.529% due 06/01/2035	5,534	5,914
2.572% due 01/01/2032	20	22
2.676% due 02/01/2035	2,154	2,293
2.751% due 02/01/2018	16	17
3.289% due 08/01/2020	18	18
4.105% due 02/01/2025	8	8
4.500% due 04/02/2014 - 09/15/2035	65,487	68,004
5.000% due 01/30/2014 - 01/15/2034	38,640	40,309
5.400% due 03/17/2021	500	557
5.500% due 08/15/2030 - 10/01/2039	656	710
6.500% due 10/25/2043	1,101	1,300
Ginnie Mae
1.625% due 10/20/2023 - 02/20/2030	1,300	1,359
1.750% due 04/20/2023 - 04/20/2032	1,193	1,246
2.000% due 10/20/2024 - 05/20/2030	309	323
5.000% due 05/20/2034	33,301	36,350
Israel Government AID Bond
0.000% due 11/01/2024	133,000	90,074
5.500% due 09/18/2023	61,330	74,299
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	9,896
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	309	311
1.000% due 03/25/2025 - 07/25/2025	290	295
1.100% due 01/25/2019 - 11/25/2024	335	340
4.500% due 03/01/2023	506	547
4.760% due 09/01/2025	14,510	15,883
4.770% due 04/01/2024	3,689	3,958
4.875% due 09/10/2013	156	158
4.930% due 01/01/2024	2,980	3,238
5.136% due 08/10/2013	482	484
5.240% due 08/01/2023	2,107	2,296
7.060% due 11/01/2019	259	284
7.220% due 11/01/2020	279	311
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,016
5.190% due 08/01/2016	5,000	5,021

Total U.S. Government Agencies (Cost $720,123)		764,980

U.S. TREASURY OBLIGATIONS 81.7%
U.S. Treasury Bonds
3.125% due 11/15/2041	7,200	6,761
3.125% due 02/15/2042	13,700	12,848
4.500% due 05/15/2038	4,800	5,734

5.500% due 08/15/2028	176,700	229,945
6.250% due 08/15/2023 (d)(e)	146,500	196,516
6.250% due 05/15/2030	7,800	11,049
6.750% due 08/15/2026	3,100	4,438
8.000% due 11/15/2021	44,700	64,790
8.125% due 05/15/2021	100,000	144,418
U.S. Treasury Notes
0.625% due 08/31/2017	133,200	130,432
0.875% due 01/31/2018	188,000	184,592
1.625% due 08/15/2022	468,000	438,860
1.750% due 05/15/2022	84,340	80,377
1.875% due 09/30/2017 (e)	260,000	267,658
2.000% due 11/15/2021	190,100	186,714
2.000% due 02/15/2023 (d)	625,000	601,099
2.625% due 11/15/2020	130,000	135,408
3.125% due 05/15/2021	12,000	12,881
3.625% due 08/15/2019 (e)	129,151	143,807
3.625% due 02/15/2021 (e)	48,367	53,742
U.S. Treasury Strips
0.000% due 08/15/2028	900	549
0.000% due 11/15/2028	3,800	2,295
0.000% due 02/15/2031	6,800	3,749
0.000% due 11/15/2039	1,100	426
0.000% due 05/15/2040	3,200	1,215

Total U.S. Treasury Obligations (Cost $3,028,297)		2,920,303

MORTGAGE-BACKED SECURITIES 5.4%
Bear Stearns Adjustable Rate Mortgage Trust
2.493% due 04/25/2033	133	134
2.573% due 04/25/2033	262	266
2.655% due 11/25/2034	2,443	2,403
2.762% due 04/25/2033	12	12
2.959% due 02/25/2033	69	61
3.082% due 01/25/2034	586	579
Bear Stearns Alt-A Trust
0.353% due 02/25/2034	3,606	3,526
2.845% due 11/25/2036	22,218	15,153
2.911% due 11/25/2036	30,666	20,246
CBA Commercial Small Balance Commercial Mortgage
0.473% due 12/25/2036	1,807	1,474
Chevy Chase Funding LLC
0.443% due 08/25/2035	1,080	933
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035	1,816	1,768
Countrywide Alternative Loan Trust
0.353% due 02/25/2047	1,038	813
0.372% due 02/20/2047	9,692	6,454
0.373% due 05/25/2047	6,765	5,152
0.393% due 05/25/2036	646	466
0.402% due 03/20/2046	7,292	5,179
0.403% due 05/25/2035	1,368	1,094
0.473% due 12/25/2035	450	366
1.168% due 02/25/2036	616	499
5.500% due 03/25/2036	3,069	2,350
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035	2,158	1,782
0.483% due 04/25/2035	469	368
0.523% due 02/25/2035	1,406	1,283
0.533% due 02/25/2035	857	823
2.712% due 04/25/2035	787	618
2.763% due 09/20/2036 ^	9,237	6,081
Credit Suisse First Boston Mortgage Securities Corp.
2.278% due 06/25/2032	43	30
Downey Savings & Loan Association Mortgage Loan Trust
0.452% due 08/19/2045	1,112	955
First Republic Mortgage Loan Trust
0.673% due 06/25/2030	403	396
0.693% due 11/15/2030	416	418
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045	1,035	919
GS Mortgage Securities Trust
1.103% due 03/06/2020	2,778	2,786
GSR Mortgage Loan Trust
2.881% due 04/25/2036	8,446	7,782
Harborview Mortgage Loan Trust
0.322% due 04/19/2038	2,622	2,121
0.412% due 05/19/2035	2,834	2,327
0.932% due 02/19/2034	481	469
Impac CMB Trust
1.193% due 07/25/2033	110	99
IndyMac Mortgage Loan Trust
0.513% due 02/25/2035	4,192	3,629
JPMorgan Mortgage Trust
2.843% due 02/25/2036	2,518	2,151
2.858% due 07/25/2035	2,298	2,308

MASTR Adjustable Rate Mortgages Trust
2.508% due 05/25/2034	369	361
MASTR Asset Securitization Trust
5.500% due 09/25/2033	266	281
Merrill Lynch Mortgage Investors Trust
1.925% due 12/25/2032	189	187
Prime Mortgage Trust
5.000% due 02/25/2019	200	203
Residential Accredit Loans, Inc. Trust
0.493% due 08/25/2035	2,185	1,712
0.593% due 03/25/2033	1,486	1,440
1.528% due 09/25/2045	856	716
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	878	958
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	66	69
Sequoia Mortgage Trust
0.542% due 07/20/2033	2,054	2,012
0.662% due 07/20/2033	1,445	1,053
0.892% due 10/19/2026	1,069	1,058
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035	714	545
Structured Asset Mortgage Investments Trust
0.413% due 05/25/2036	27,046	18,507
0.772% due 07/19/2034	398	396
0.892% due 03/19/2034	726	718
Structured Asset Securities Corp.
2.718% due 10/28/2035	921	867
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	3,167	2,868
0.453% due 11/25/2045	2,325	2,082
0.463% due 12/25/2045	1,353	1,264
0.899% due 01/25/2047	1,894	1,768
0.979% due 12/25/2046	3,825	3,378
1.148% due 06/25/2046	5,260	4,829
1.174% due 02/25/2046	3,804	3,436
1.368% due 11/25/2042	798	735
1.370% due 05/25/2041	182	173
2.470% due 05/25/2046	910	786
2.470% due 07/25/2046	8,951	8,273
2.470% due 08/25/2046	22,780	20,154
2.470% due 09/25/2046	3,889	3,612
2.470% due 10/25/2046	1,857	1,660
2.470% due 12/25/2046	1,985	1,849
2.558% due 03/25/2034	279	276
Washington Mutual MSC Mortgage Pass-Through Certificates
2.190% due 02/25/2033	19	18
2.350% due 05/25/2033	50	49
2.418% due 02/25/2033	3	2
Wells Fargo Mortgage-Backed Securities Trust
4.484% due 11/25/2033	94	95

Total Mortgage-Backed Securities (Cost $244,118)		194,663

ASSET-BACKED SECURITIES 0.5%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.273% due 05/25/2037	39	38
0.713% due 06/15/2031	273	263
0.733% due 11/15/2031	33	30
Bear Stearns Asset-Backed Securities Trust
0.263% due 12/25/2036	170	167
0.273% due 10/25/2036	95	93
0.303% due 11/25/2036	4,434	2,845
0.853% due 10/25/2032	70	65
Carrington Mortgage Loan Trust
0.243% due 12/25/2036	430	414
0.513% due 10/25/2035	395	393
CIT Group Home Equity Loan Trust
0.733% due 06/25/2033	252	228
Citigroup Mortgage Loan Trust, Inc.
0.253% due 05/25/2037	1	1
0.303% due 08/25/2036	13	13
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,199	870
Countrywide Asset-Backed Certificates
0.373% due 09/25/2036	1,481	1,475
0.383% due 06/25/2036	1,057	1,015
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032	119	107
Credit-Based Asset Servicing and Securitization LLC
0.263% due 01/25/2037 ^	1,381	499
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036	102	40
GSAMP Trust
0.263% due 12/25/2036	732	366
0.373% due 11/25/2035	228	43

GSRPM Mortgage Loan Trust
1.593% due 01/25/2032	9	9
Home Equity Asset Trust
0.253% due 05/25/2037	24	24
1.113% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036	210	101
IXIS Real Estate Capital Trust
0.253% due 05/25/2037	45	14
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047	485	453
0.273% due 08/25/2036	53	19
0.273% due 03/25/2037	1	1
L.A. Arena Funding LLC
7.656% due 12/15/2026	57	65
Lehman ABS Mortgage Loan Trust
0.283% due 06/25/2037	878	486
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	1,548	1,465
MASTR Asset-Backed Securities Trust
0.243% due 11/25/2036	139	61
0.273% due 05/25/2037	57	57
Merrill Lynch Mortgage Investors Trust
0.313% due 02/25/2037	446	196
Mid-State Trust
7.340% due 07/01/2035	179	195
Morgan Stanley ABS Capital, Inc.
0.253% due 05/25/2037	519	273
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036	52	22
Morgan Stanley Mortgage Loan Trust
0.263% due 01/25/2047	403	370
New Century Home Equity Loan Trust
0.373% due 05/25/2036	1,232	731
0.453% due 06/25/2035	488	487
Renaissance Home Equity Loan Trust
0.893% due 08/25/2032	2	2
Salomon Brothers Mortgage Securities, Inc.
1.600% due 01/25/2032	147	132
Securitized Asset-Backed Receivables LLC
0.233% due 01/25/2037	70	69
0.253% due 12/25/2036 ^	2,109	621
0.273% due 11/25/2036 ^	837	290
Soundview Home Loan Trust
0.253% due 11/25/2036	713	264
0.273% due 06/25/2037	527	444
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038	238	232
Structured Asset Securities Corp.
0.293% due 01/25/2037	511	482
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034	110	108

Total Asset-Backed Securities (Cost $24,423)		16,639

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.4%		12,792

U.S. TREASURY BILLS 0.1%
0.103% due 08/15/2013 - 05/29/2014 (a)(d)	2,405	2,403

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 0.0%
PIMCO Short-Term Floating NAV Portfolio	18,615	186

Total Short-Term Instruments (Cost $15,381)		15,381

Total Investments 111.6% (Cost $4,109,763)		$3,989,950
Other Assets and Liabilities (Net) (11.6%)		(416,019)

Net Assets 100.0%		$3,573,931

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$7,500	U.S. Treasury Bonds 2.750% due 08/15/2042	$(7,816)	$7,500	$7,500
SSB	0.010%	06/28/2013	07/01/2013	5,292	Fannie Mae 2.200% due 10/17/2022	(5,399)	5,292	5,292

						$(13,215)	$12,792	$12,792

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BOA	0.060%	06/21/2013	07/03/2013	$47,069	$(47,070)
BOM	0.050%	06/14/2013	07/08/2013	216,300	(216,305)
	0.070%	06/19/2013	07/01/2013	40,795	(40,796)
BOS	0.060%	07/01/2013	07/22/2013	29,471	(29,470)

					$(333,641)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.070%	06/20/2013	07/03/2013	$55,576	$(55,583)
GSC	0.070%	06/13/2013	07/05/2013	14,651	(14,655)
	0.080%	06/21/2013	07/12/2013	53,968	(54,003)
MSC	0.070%	06/26/2013	07/10/2013	35,151	(35,169)

					$(159,410)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $227,508 at a weighted average interest rate of (0.027%).
(3)	Payable for sale-buyback transactions includes $59 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2043	$22,000	$23,117	$(22,918)
Fannie Mae	4.500%	07/01/2043	4,000	4,284	(4,233)

				$27,401	$(27,151)

(d)	Securities with an aggregate market value of $459,974 have been pledged as collateral under the terms of the master agreements as of June 30, 2013.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2015	4,089	$(4,164)
90-Day Eurodollar June Futures	Long	06/2015	13,600	(8,382)
90-Day Eurodollar March Futures	Long	03/2015	5,111	(924)
90-Day Eurodollar March Futures	Long	03/2016	5,000	(9,611)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	11,358	(36,701)

				$(59,782)

(e)	Securities with an aggregate market value of $22,819 and cash of $116 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$72,624	$0	$72,624
Industrials	0	341	0	341
Municipal Bonds & Notes
California	0	2,032	0	2,032
Iowa	0	1,782	0	1,782
New York	0	1,205	0	1,205
U.S. Government Agencies	0	764,980	0	764,980
U.S. Treasury Obligations	0	2,920,303	0	2,920,303
Mortgage-Backed Securities	0	194,663	0	194,663
Asset-Backed Securities	0	16,639	0	16,639
Short-Term Instruments
Repurchase Agreements	0	12,792	0	12,792
U.S. Treasury Bills	0	2,403	0	2,403
Central Funds Used for Cash Management Purposes	186	0	0	186
	$186	$3,989,764	$0	$3,989,950

Short Sales, at value
U.S. Government Agencies	$0	$(27,151)	$0	$(27,151)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(59,782)	$0	$0	$(59,782)

Totals	$(59,596)	$3,962,613	$0	$3,903,017

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUS® SHORT STRATEGY FUND, PIMCO COMMODITIESPLUS® STRATEGY FUND, PIMCO COMMODITYREALRETURN STRATEGY FUND®, PIMCO GLOBAL MULTI-ASSET FUND, PIMCO INFLATION RESPONSE MULTI-ASSET FUND, PIMCO INTERNATIONAL PORTFOLIO AND PIMCO SHORT-TERM FLOATING NAV PORTFOLIO III (“Consolidated Funds”)

PIMCO Cayman Commodity Fund I, II, III, IV, VII Ltd. and PIMCO Cayman Japan Fund I and II Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of each Commodity Subsidiary to its respective Commodity Fund (amounts in thousands):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO Cayman Commodity Fund IV Ltd.	4/14/2010	5/7/2010	$13,615	$1,915	14.1%
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III Ltd.	4/14/2010	5/7/2010	4,433,602	825,119	18.6%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I Ltd.	7/21/2006	8/1/2008	16,631,559	2,398,412	14.4%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II Ltd.	11/21/2008	12/10/2008	3,996,554	117,319	2.9%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII Ltd.	8/1/2011	8/31/2011	432,665	56,105	13.0%
PIMCO International Portfolio	PIMCO Cayman Japan Fund II Ltd.	6/5/2012	6/12/2012	1,949,960	5,548	0.3%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I Ltd.	6/5/2012	6/12/2012	36,330,705	8,181,043	22.5%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts, commodity options and options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2013, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity index-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund® , PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO Commodities PLUS® Short Strategy Fund, PIMCO Commodities PLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of June 30, 2013, the aggregate cost and the gross and net unrealized appreciation/depreciation of investments for federal tax purposes were as follows (amount in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO All Asset All Authority Fund	$49,078,890	$420,000	$(2,459,482)	$(2,039,482)
PIMCO All Asset Fund	33,369,603	652,334	(1,101,576)	(449,242)
PIMCO California Intermediate Municipal Bond Fund	159,205	3,651	(3,510)	141
PIMCO California Muncipal Bond Fund	6,117	12	(250)	(238)
PIMCO California Short Duration Municipal Income Fund	205,372	1,424	(911)	513
PIMCO CommoditiesPLUS® Short Strategy Fund	13,886	22	(285)	(263)
PIMCO CommoditiesPLUS® Strategy Fund	4,667,123	20,914	(431,050)	(410,136)
PIMCO CommodityRealReturn Strategy Fund®	23,095,062	219,093	(3,652,529)	(3,433,436)
PIMCO Convertible Fund	376,736	45,100	(21,068)	24,032
PIMCO Credit Absolute Return Fund	1,389,720	6,393	(23,119)	(16,726)
PIMCO Diversified Income Fund	6,920,414	218,472	(154,324)	64,148
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6,396,437	63,887	(109,047)	(45,160)
PIMCO Emerging Local Bond Fund	14,632,073	114,318	(1,032,319)	(918,001)
PIMCO Emerging Markets Bond Fund	6,916,632	159,639	(246,170)	(86,531)
PIMCO Emerging Markets Corporate Bond Fund	1,253,488	2,811	(60,324)	(57,513)
PIMCO Emerging Markets Currency Fund	6,819,430	17,774	(150,060)	(132,286)
PIMCO Emerging Markets Full Spectrum Bond Fund	164,978	0	(5,450)	(5,450)
PIMCO Extended Duration Fund	340,971	4,384	(47,124)	(42,740)
PIMCO Floating Income Fund	4,602,185	87,727	(93,316)	(5,589)
PIMCO Foreign Bond Fund (Unhedged)	4,572,838	96,243	(209,785)	(113,542)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,157,920	102,094	(257,308)	(155,214)
PIMCO Fundamental Advantage Absolute Return Strategy Fund	3,438,814	46,245	(79,448)	(33,203)
PIMCO Fundamental IndexPLUS® AR Fund	2,947,431	12,029	(57,347)	(45,318)
PIMCO Global Advantage® Strategy Bond Fund	5,062,024	50,714	(149,175)	(98,461)
PIMCO Global Bond Fund (Unhedged)	985,511	19,392	(46,989)	(27,597)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	530,462	7,315	(20,557)	(13,242)
PIMCO Global Multi-Asset Fund	4,852,866	92,492	(387,470)	(294,978)
PIMCO GNMA Fund	2,164,693	5,070	(42,390)	(37,320)
PIMCO Government Money Market Fund	376,521	0	0	0
PIMCO High Yield Fund	16,614,016	786,186	(169,806)	616,380
PIMCO High Yield Municipal Bond Fund	351,648	14,544	(16,922)	(2,378)
PIMCO High Yield Spectrum Fund	2,928,117	73,601	(41,028)	32,573
PIMCO Income Fund	32,566,989	1,218,769	(416,504)	802,265
PIMCO Inflation Response Multi-Asset Fund	454,791	608	(17,163)	(16,555)
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	4,304,388	30,259	(127,629)	(97,370)
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,534,795	7,417	(25,004)	(17,587)
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	838,957	3,627	(11,821)	(8,194)
PIMCO Investment Grade Corporate Bond Fund	9,881,147	265,817	(235,720)	30,097
PIMCO Long Duration Total Return Fund	6,557,459	287,319	(239,214)	48,105
PIMCO Long Term Credit Fund	5,330,852	132,584	(316,398)	(183,814)
PIMCO Long-Term U.S. Government Fund	2,226,418	23,146	(207,175)	(184,029)
PIMCO Low Duration Fund	25,478,803	198,780	(365,729)	(166,949)
PIMCO Low Duration Fund II	861,104	4,144	(11,247)	(7,103)
PIMCO Low Duration Fund III	302,654	2,102	(4,454)	(2,352)
PIMCO Moderate Duration Fund	2,925,046	46,898	(35,063)	11,835
PIMCO Money Market Fund	894,906	0	0	0
PIMCO Mortgage-Backed Securities Fund	694,996	5,668	(13,171)	(7,503)
PIMCO Mortgage Opportunities Fund	643,296	8,104	(8,686)	(582)
PIMCO Municipal Bond Fund	618,399	13,217	(13,901)	(684)
PIMCO National Intermediate Municipal Bond Fund	21,515	26	(926)	(900)
PIMCO New York Municipal Bond Fund	147,731	8,391	(1,446)	6,945
PIMCO Real Income 2019 Fund®	20,671	59	(480)	(421)
PIMCO Real Income 2029 Fund®	22,207	188	(773)	(585)
PIMCO Real Return Asset Fund	388,521	5,456	(28,272)	(22,816)
PIMCO Real Return Fund	24,356,920	381,118	(803,794)	(422,676)
PIMCO RealEstateRealReturn Strategy Fund	2,644,700	10,767	(156,068)	(145,301)
PIMCO RealRetirement® 2015 Fund	49,576	929	(1,832)	(903)
PIMCO RealRetirement® 2020 Fund	93,701	1,914	(3,366)	(1,452)
PIMCO RealRetirement® 2025 Fund	69,959	2,171	(2,951)	(780)
PIMCO RealRetirement® 2030 Fund	95,649	3,598	(3,865)	(267)
PIMCO RealRetirement® 2035 Fund	61,383	2,718	(2,432)	286
PIMCO RealRetirement® 2040 Fund	82,396	3,773	(3,123)	650
PIMCO RealRetirement® 2045 Fund	34,243	1,642	(1,421)	221
PIMCO RealRetirement® 2050 Fund	59,893	1,905	(2,487)	(582)
PIMCO RealRetirement® Income and Distribution Fund	62,094	1,052	(2,252)	(1,200)
PIMCO Senior Floating Rate Fund	2,964,125	14,930	(5,458)	9,472
PIMCO Short Asset Investment Fund	138,065	30	(348)	(318)
PIMCO Short Duration Municipal Income Fund	355,745	1,326	(1,297)	29
PIMCO Short-Term Fund	14,456,856	67,794	(76,502)	(8,708)
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,225,629	6,805	(17,193)	(10,388)
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	662,905	7,662	(18,566)	(10,904)
PIMCO StocksPLUS® Fund	772,046	7,272	(10,570)	(3,298)
PIMCO StocksPLUS® Long Duration Fund	573,325	22,341	(20,774)	1,567
PIMCO StocksPLUS® Absolute Return Fund	1,273,449	8,018	(22,033)	(14,015)
PIMCO StocksPLUS® AR Short Strategy Fund	8,480,303	50,816	(136,078)	(85,262)
PIMCO Tax Managed Real Return Fund	62,679	1,425	(479)	946
PIMCO Total Return Fund	297,299,210	5,999,865	(8,218,584)	(2,218,719)
PIMCO Total Return Fund II	3,346,214	60,567	(55,733)	4,834
PIMCO Total Return Fund III	4,471,555	53,526	(101,608)	(48,082)
PIMCO Total Return Fund IV	1,074,674	13,577	(27,278)	(13,701)
PIMCO Unconstrained Bond Fund	29,832,979	746,169	(905,983)	(159,814)
PIMCO Unconstrained Tax Managed Bond Fund	431,735	23,154	(8,433)	14,721
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	3,592,476	2,752	(90,230)	(87,478)
PIMCO Asset-Backed Securities Portfolio	1,218,805	46,666	(58,188)	(11,522)
PIMCO Developing Local Markets Portfolio	199,222	67	(18,132)	(18,065)
PIMCO Emerging Markets Portfolio	1,209,693	19,276	(48,408)	(29,132)
PIMCO FX Strategy Portfolio	18,811	0	(21)	(21)
PIMCO High Yield Portfolio	717,428	34,648	(24,522)	10,126
PIMCO International Portfolio	1,978,722	15,726	(59,511)	(43,785)
PIMCO Investment Grade Corporate Portfolio	3,524,687	237,971	(35,624)	202,347
PIMCO Long Duration Corporate Bond Portfolio	15,723,058	514,509	(584,700)	(70,191)
PIMCO Low Duration Portfolio	286,278	405	(3,397)	(2,992)
PIMCO Moderate Duration Portfolio	297,785	466	(6,026)	(5,560)
PIMCO Mortgage Portfolio	9,915,332	86,394	(230,887)	(144,493)
PIMCO Municipal Sector Portfolio	294,416	21,660	(4,036)	17,624
PIMCO Real Return Portfolio	3,275,850	24,485	(96,512)	(72,027)
PIMCO Senior Floating Rate Portfolio	24,276	67	(102)	(35)
PIMCO Short-Term Floating NAV Portfolio	18,009,016	3,665	(4,362)	(697)
PIMCO Short-Term Floating NAV Portfolio II	5,232,427	1,151	(1,749)	(598)
PIMCO Short-Term Floating NAV Portfolio III	38,775,015	135,123	(113,228)	21,895
PIMCO Short-Term Portfolio	1,084,192	34,532	(35,458)	(926)
PIMCO U.S. Government Sector Portfolio	4,143,695	55,645	(209,390)	(153,745)

4. RELATED PARTY TRANSACTIONS

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,487,596	$2,010	$0	$0	$(116,929)	$1,372,677	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	179,843	1,080	0	0	(28,504)	152,419	0	0
PIMCO Convertible Fund	225,880	43,695	(78,528)	1,109	(7,231)	184,925	0	0
PIMCO Credit Absolute Return Fund	409,430	318,567	0	0	(14,765)	713,232	0	0
PIMCO Diversified Income Fund	2,045,526	23,199	0	0	(110,278)	1,958,447	0	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	2,125,561	50,000	0	0	(265,162)	1,910,399	0	0
PIMCO Emerging Local Bond Fund	2,560,203	126,065	0	0	(257,051)	2,429,217	0	0
PIMCO Emerging Markets Bond Fund	1,711,096	81,526	0	0	(138,250)	1,654,372	0	0
PIMCO Emerging Markets Corporate Bond Fund	454,974	3,894	0	0	(30,145)	428,723	0	0
PIMCO Emerging Markets Currency Fund	2,852,440	96,500	0	0	(115,799)	2,833,141	0	0
PIMCO EqS Pathfinder Fund®	535,203	0	0	0	(2,952)	532,251	0	0
PIMCO EqS® Dividend Fund	24,923	290	0	0	(166)	25,047	0	0
PIMCO EqS® Emerging Markets Fund	34,020	0	0	0	(2,232)	31,788	0	0
PIMCO EqS® Long/Short Fund	137,836	0	0	0	8,745	146,581	0	0
PIMCO Floating Income Fund	1,429,610	477,618	0	0	(52,824)	1,854,404	0	0
PIMCO Foreign Bond Fund (Unhedged)	504,371	2,853	0	0	(27,201)	480,023	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	1,840,862	62,742	0	0	(86,530)	1,817,074	0	0
PIMCO Fundamental IndexPLUS® AR Fund	55,147	1,289	0	0	(315)	56,121	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	23,756	0	0	0	(2,482)	21,274	0	0
PIMCO Global Advantage® Strategy Bond Fund	718,014	4,310	0	0	(34,316)	688,008	0	0
PIMCO High Yield Fund	2,906,418	190,657	0	0	(93,750)	3,003,325	0	0
PIMCO High Yield Spectrum Fund	1,465,829	23,061	0	0	(41,670)	1,447,220	0	0
PIMCO Income Fund	2,492,073	206,604	0	0	(71,767)	2,626,910	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,603,230	10,761	0	0	(34,259)	1,579,732	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	43,969	732	0	0	(1,091)	43,610	0	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	31,938	497	0	0	(1,361)	31,074	0	0
PIMCO Investment Grade Corporate Bond Fund	1,436,069	13,534	(212,000)	(14,335)	(58,740)	1,164,528	0	0
PIMCO Long Duration Total Return Fund	1,055,238	28,015	0	0	(81,077)	1,002,176	0	0
PIMCO Long-Term Credit Fund	556,454	124,462	0	0	(53,017)	627,899	0	0
PIMCO Long-Term U.S. Government Fund	871,584	96,160	0	0	(65,896)	901,848	0	0
PIMCO Low Duration Fund	124,789	504	(124,098)	(2,047)	922	70	0	0
PIMCO Mortgage Opportunities Fund	0	14,700	0	0	14,448	29,148	0	0
PIMCO Real Return Asset Fund	98,117	833	0	0	(12,963)	85,987	0	0
PIMCO Real Return Fund	15,597	43	0	0	(1,339)	14,301	0	0
PIMCO RealEstateRealReturn Strategy Fund	140,138	123,862	0	0	(43,630)	220,370	0	0
PIMCO Senior Floating Rate Fund	1,173,793	171,097	0	0	(13,224)	1,331,666	0	0
PIMCO Short-Term Floating NAV Portfolio	89,789	2,274,738	(2,364,500)	2	(5)	24	0	0
PIMCO Short-Term Fund	5,780	13	(5,773)	36	(53)	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	98,986	667	0	0	560	100,213	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	290,317	8,097	0	0	(3,867)	294,547	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	5,810,555	1,905,871	0	0	(361,939)	7,354,487	0	0
PIMCO StocksPLUS® Fund	12,189	171	0	0	121	12,481	0	0
PIMCO StocksPLUS® Absolute Return Fund	19,305	27	0	0	98	19,430	0	0
PIMCO Total Return Fund	2,953,212	611,217	(2,088,216)	(72,992)	(52,787)	1,350,434	0	0
PIMCO Unconstrained Bond Fund	2,394,458	538,508	0	0	(54,984)	2,877,982	0	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,166,027	501,138	0	0	(38,329)	1,628,836	0	0

Totals	$46,212,145	$8,141,607	$(4,873,115)	$(88,227)	$(2,353,986)	$47,038,424	$0	$0

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$629,838	$851	$0	$0	$(49,507)	$581,182	$0	$0
PIMCO CommodityRealReturn Strategy Fund®	24,046	144	0	0	(3,811)	20,379	0	0
PIMCO Convertible Fund	118,620	1,673	(75,963)	30,087	(31,741)	42,676	0	0
PIMCO Credit Absolute Return Fund	174,594	151,496	0	0	(5,855)	320,235	0	0
PIMCO Diversified Income Fund	1,387,780	246,410	(348,580)	(22,499)	(67,609)	1,195,502	0	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	3,037,072	50,000	0	0	(376,279)	2,710,793	0	0
PIMCO Emerging Local Bond Fund	2,397,682	194,861	0	0	(242,568)	2,349,975	0	0
PIMCO Emerging Markets Bond Fund	1,072,740	36,461	0	0	(84,913)	1,024,288	0	0
PIMCO Emerging Markets Corporate Bond Fund	253,864	2,172	0	0	(16,820)	239,216	0	0
PIMCO Emerging Markets Currency Fund	2,255,558	88,910	0	0	(91,512)	2,252,956	0	0
PIMCO EqS Pathfinder Fund®	599,577	0	0	0	(3,307)	596,270	0	0
PIMCO EqS® Dividend Fund	34,270	399	0	0	(230)	34,439	0	0
PIMCO EqS® Emerging Markets Fund	68,040	0	0	0	(4,464)	63,576	0	0
PIMCO EqS® Long/Short Fund	126,209	0	0	0	8,007	134,216	0	0
PIMCO Floating Income Fund	2,134,616	154,532	(437,518)	(13,058)	(44,696)	1,793,876	0	0
PIMCO Foreign Bond Fund (Unhedged)	833,708	4,716	0	0	(44,961)	793,463	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	948,508	32,328	0	0	(44,585)	936,251	0	0
PIMCO Fundamental IndexPLUS® AR Fund	26,480	619	0	0	(151)	26,948	0	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	29,154	0	0	0	(3,045)	26,109	0	0
PIMCO Global Advantage® Strategy Bond Fund	1,020,451	6,126	0	0	(48,770)	977,807	0	0
PIMCO High Yield Fund	2,057,298	77,100	0	0	(64,127)	2,070,271	0	0
PIMCO High Yield Spectrum Fund	1,275,401	121,079	0	0	(40,614)	1,355,866	0	0
PIMCO Income Fund	3,419,462	68,511	0	0	(91,836)	3,396,137	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,754,087	11,774	0	0	(37,482)	1,728,379	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	59,954	998	0	0	(1,488)	59,464	0	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	189,802	2,954	0	0	(8,089)	184,667	0	0
PIMCO Investment Grade Corporate Bond Fund	1,078,877	21,230	(180,000)	(12,303)	(43,109)	864,695	0	0
PIMCO Long Duration Total Return Fund	1,088,957	10,036	0	0	(83,384)	1,015,609	0	0
PIMCO Long-Term Credit Fund	1,240,553	130,179	0	0	(103,755)	1,266,977	0	0
PIMCO Long-Term U.S. Government Fund	232,939	1,422	0	0	(15,624)	218,737	0	0
PIMCO Low Duration Fund	124	0	(123)	7	(8)	0	0	0
PIMCO Mortgage Opportunities Fund	0	14,700	0	0	(239)	14,461	0	0
PIMCO Real Return Asset Fund	145	1	0	0	(18)	128	0	0
PIMCO Real Return Fund	1,700	5	0	0	(146)	1,559	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	66,070	0	0	(7,994)	58,076	0	0
PIMCO Senior Floating Rate Fund	967,180	58,580	0	0	(9,998)	1,015,762	0	0
PIMCO Short-Term Floating NAV Portfolio	32,262	955,412	(987,650)	(5)	(0)	19	0	0
PIMCO Short-Term Fund	519	1	(518)	19	(21)	0	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	49,434	333	0	0	280	50,047	0	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	218,356	6,090	0	0	(2,908)	221,538	0	0
PIMCO StocksPLUS® Fund	3,072	42	0	0	31	3,145	0	0
PIMCO StocksPLUS® Absolute Return Fund	40,742	57	0	0	206	41,005	0	0
PIMCO Total Return Fund	235,392	277,184	(461,813)	2,482	(1,629)	51,616	0	0
PIMCO Unconstrained Bond Fund	1,818,266	1,021,410	(845,105)	(22,819)	(22,199)	1,949,553	0	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,260,079	417	0	0	(28,987)	1,231,509	0	0

Totals	$34,197,408	$3,817,283	$(3,337,270)	$(38,089)	$(1,719,955)	$32,919,377	$0	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$3,023	$82,104	$(364)	$(38)	$(3,713)	$81,012	$0	$0
PIMCO Emerging Markets Bond Fund	530	38,854	(134)	(10)	(867)	38,373	0	0
PIMCO Emerging Markets Corporate Bond Fund	1,481	30,427	(4,690)	(329)	(840)	26,049	0	0
PIMCO Short-Term Floating NAV Portfolio	5	57,104	(43,600)	(3)	0	13,506	0	0

Totals	$5,039	$208,489	$(48,788)	$(380)	$(5,420)	$158,940	$0	$0

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$195,588	$2,231	$(16,000)	$(1,638)	$(17,801)	$162,380	$0	$0
PIMCO Emerging Markets Corporate Bond Fund	102,693	872	(16,000)	(247)	(6,772)	80,546	0	0
PIMCO EqS Pathfinder Fund®	331,013	0	(63,000)	3,735	(6,361)	265,387	0	0
PIMCO EqS® Dividend Fund	349,557	32,009	(123,080)	5,369	(6,319)	257,536	0	0
PIMCO EqS® Emerging Markets Fund	253,404	0	(29,000)	(6,440)	(10,089)	207,875	0	0
PIMCO Income Fund	539,539	7,114	(83,000)	(3,102)	(11,831)	448,720	0	0
PIMCO Investment Grade Corporate Bond Fund	52,115	499	0	0	(2,733)	49,881	0	0
PIMCO Real Return Fund	77,453	217	0	0	(6,649)	71,021	0	0
PIMCO RealEstateRealReturn Strategy Fund	15,117	487	0	0	(2,324)	13,280	0	0
PIMCO Short-Term Floating NAV Portfolio	39,834	954,768	(762,000)	(35)	18	232,585	0	0
PIMCO StocksPLUS® Fund	331,336	2,258	(271,000)	50,632	(49,046)	64,180	0	0
PIMCO Total Return Fund	82,212	560	(12,000)	(607)	(3,045)	67,120	0	0
PIMCO Unconstrained Bond Fund	490,170	1,190	(115,000)	(3,768)	(7,090)	365,502	0	0

Totals	$2,860,031	$1,002,205	$(1,490,080)	$43,899	$(130,042)	$2,286,013	$0	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Markets Currency Fund	$39,718	$32,459	$0	$0	$(2,248)	$69,929	$0	$0
PIMCO Short-Term Floating NAV Portfolio	28	0	0	0	0	28	0	0
PIMCO Short-Term Floating NAV Portfolio III	46,579	163,955	(130,700)	4	(13)	79,825	0	0

Totals	$86,325	$196,414	$(130,700)	$4	$(2,261)	$149,782	$0	$0

PIMCO RealRetirement® 2015 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,842	$3	$0	$0	$(145)	$1,700	$0	$0
PIMCO Emerging Markets Bond Fund	1,824	22	0	0	(143)	1,703	0	0
PIMCO EqS Pathfinder Fund®	751	0	0	0	(4)	747	0	0
PIMCO EqS® Dividend Fund	1,449	17	0	0	(10)	1,456	0	0
PIMCO EqS® Emerging Markets Fund	1,117	0	0	0	(73)	1,044	0	0
PIMCO Global Advantage® Strategy Bond Fund	1,813	209	0	0	(92)	1,930	0	0
PIMCO High Yield Fund	1,897	28	0	0	(57)	1,868	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,700	25	(192)	35	(60)	1,508	0	0
PIMCO Low Duration Fund	4,701	322	(980)	(24)	(81)	3,938	0	0
PIMCO Mortgage Opportunities Fund	216	2	0	0	(4)	214	0	0
PIMCO Real Return Fund	8,254	23	(288)	(19)	(674)	7,296	0	0
PIMCO RealEstateRealReturn Strategy Fund	1,199	38	0	0	(184)	1,053	0	0
PIMCO Short-Term Floating NAV Portfolio	2,411	6,001	(5,000)	0	0	3,412	0	0
PIMCO Short-Term Floating NAV Portfolio III	503	1	0	0	0	504	0	0
PIMCO Short-Term Fund	0	981	0	0	(4)	977	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,257	8	0	0	7	1,272	0	0
PIMCO StocksPLUS® Fund	4,821	569	0	0	34	5,424	0	0
PIMCO Total Return Fund	11,735	81	0	0	(504)	11,312	0	0

Totals	$47,490	$8,330	$(6,460)	$(8)	$(1,994)	$47,358	$0	$0

PIMCO RealRetirement® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$5,976	$640	$(373)	$(24)	$(454)	$5,765	$0	$0
PIMCO Emerging Markets Bond Fund	3,390	850	(373)	(30)	(272)	3,565	0	0
PIMCO EqS Pathfinder Fund®	2,595	0	(559)	12	(15)	2,033	0	0
PIMCO EqS® Dividend Fund	2,716	347	(279)	(0)	(19)	2,765	0	0
PIMCO EqS® Emerging Markets Fund	2,803	0	0	0	(184)	2,619	0	0
PIMCO Global Advantage® Strategy Bond Fund	3,454	828	(466)	(19)	(164)	3,633	0	0
PIMCO High Yield Fund	3,529	677	(466)	(5)	(108)	3,627	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	3,261	793	0	0	(118)	3,936	0	0
PIMCO Low Duration Fund	847	4,370	0	0	(83)	5,134	0	0
PIMCO Mortgage Opportunities Fund	427	4	0	0	(9)	422	0	0
PIMCO Real Return Fund	14,151	39	(1,397)	(113)	(1,057)	11,623	0	0
PIMCO RealEstateRealReturn Strategy Fund	3,574	854	(373)	(63)	(542)	3,450	0	0
PIMCO Short-Term Floating NAV Portfolio	925	12,903	(10,100)	(0)	0	3,728	0	0
PIMCO Short-Term Floating NAV Portfolio III	3,212	3	0	0	(1)	3,214	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	2,336	223	(279)	7	8	2,295	0	0
PIMCO StocksPLUS® Fund	12,932	162	(1,397)	102	79	11,878	0	0
PIMCO Total Return Fund	20,988	602	(1,863)	(104)	(783)	18,840	0	0

Totals	$87,116	$23,295	$(17,925)	$(237)	$(3,722)	$88,527	$0	$0

PIMCO RealRetirement® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$7,719	$11	$0	$0	$(607)	$7,123	$0	$0
PIMCO Emerging Markets Bond Fund	2,699	32	0	0	(212)	2,519	0	0
PIMCO EqS Pathfinder Fund®	2,033	0	(212)	8	(17)	1,812	0	0
PIMCO EqS® Dividend Fund	2,140	24	0	0	(14)	2,150	0	0
PIMCO EqS® Emerging Markets Fund	2,508	0	0	0	(164)	2,344	0	0
PIMCO Global Advantage® Strategy Bond Fund	2,677	230	0	0	(134)	2,773	0	0
PIMCO High Yield Fund	2,742	41	0	0	(83)	2,700	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	4,329	218	0	0	(110)	4,437	0	0
PIMCO Mortgage Opportunities Fund	358	4	0	0	(7)	355	0	0
PIMCO Real Return Fund	8,860	25	0	0	(761)	8,124	0	0
PIMCO RealEstateRealReturn Strategy Fund	4,211	135	0	0	(647)	3,699	0	0
PIMCO Short-Term Floating NAV Portfolio	915	6,101	(5,100)	0	0	1,916	0	0
PIMCO Short-Term Floating NAV Portfolio III	1,506	1	(200)	0	0	1,307	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	2,887	20	0	0	16	2,923	0	0
PIMCO StocksPLUS® Fund	11,513	523	0	0	104	12,140	0	0
PIMCO Total Return Fund	10,187	69	0	0	(437)	9,819	0	0

Totals	$67,284	$7,434	$(5,512)	$8	$(3,073)	$66,141	$0	$0

PIMCO RealRetirement® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$11,094	$15	$0	$0	$(872)	$10,237	$0	$0
PIMCO Emerging Markets Bond Fund	1,757	1,078	0	0	(235)	2,600	0	0
PIMCO EqS Pathfinder Fund®	2,444	0	0	0	(13)	2,431	0	0
PIMCO EqS® Dividend Fund	2,588	315	0	0	(18)	2,885	0	0
PIMCO EqS® Emerging Markets Fund	3,392	0	0	0	(223)	3,169	0	0
PIMCO Global Advantage® Strategy Bond Fund	3,118	19	0	0	(149)	2,988	0	0
PIMCO High Yield Fund	1,784	1,085	0	0	(98)	2,771	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	7,832	1,095	(292)	(62)	(128)	8,445	0	0
PIMCO Long-Term U.S. Government Fund	844	5	0	0	(57)	792	0	0
PIMCO Mortgage Opportunities Fund	457	5	0	0	(10)	452	0	0
PIMCO Real Return Fund	7,575	21	0	0	(650)	6,946	0	0
PIMCO RealEstateRealReturn Strategy Fund	6,034	695	0	0	(1,030)	5,699	0	0
PIMCO Short-Term Floating NAV Portfolio	2,227	10,102	(7,600)	0	0	4,729	0	0
PIMCO Short-Term Floating NAV Portfolio III	1,708	1	0	0	0	1,709	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6,243	42	0	0	35	6,320	0	0
PIMCO StocksPLUS® Fund	18,674	1,224	(1,455)	58	129	18,630	0	0
PIMCO Total Return Fund	10,205	66	(930)	(25)	(369)	8,947	0	0

Totals	$87,976	$15,768	$(10,277)	$(29)	$(3,688)	$89,750	$0	$0

PIMCO RealRetirement® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$350	$0	$0	$0	$(45)	$305	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	7,407	10	0	0	(582)	6,835	0	0
PIMCO Emerging Markets Bond Fund	1,147	14	0	0	(91)	1,070	0	0
PIMCO EqS Pathfinder Fund®	1,836	0	0	0	(10)	1,826	0	0
PIMCO EqS® Dividend Fund	1,791	21	0	0	(12)	1,800	0	0
PIMCO EqS® Emerging Markets Fund	2,503	0	0	0	(164)	2,339	0	0
PIMCO Global Advantage® Strategy Bond Fund	865	5	0	0	(41)	829	0	0
PIMCO High Yield Fund	614	9	0	0	(18)	605	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,886	413	(296)	21	(161)	5,863	0	0
PIMCO Long-Term U.S. Government Fund	2,067	13	0	0	(139)	1,941	0	0
PIMCO Mortgage Opportunities Fund	299	2	0	0	(6)	295	0	0
PIMCO Real Return Fund	3,406	10	0	0	(293)	3,123	0	0
PIMCO RealEstateRealReturn Strategy Fund	4,902	489	0	0	(822)	4,569	0	0
PIMCO Short-Term Floating NAV Portfolio	313	4,701	(2,500)	0	0	2,514	0	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	5,735	39	0	0	32	5,806	0	0
PIMCO StocksPLUS® Fund	13,694	836	0	0	109	14,639	0	0
PIMCO Total Return Fund	3,550	282	0	0	(163)	3,669	0	0

Totals	$56,368	$6,844	$(2,796)	$21	$(2,406)	$58,031	$0	$0

PIMCO RealRetirement® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$565	$0	$0	$0	$(71)	$494	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	10,440	436	0	0	(838)	10,038	0	0
PIMCO Emerging Markets Bond Fund	718	9	0	0	(57)	670	0	0
PIMCO EqS Pathfinder Fund®	2,500	0	0	0	(13)	2,487	0	0
PIMCO EqS® Dividend Fund	2,356	197	0	0	(20)	2,533	0	0
PIMCO EqS® Emerging Markets Fund	2,833	417	0	0	(207)	3,043	0	0
PIMCO High Yield Fund	725	11	0	0	(22)	714	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	7,688	642	0	0	(219)	8,111	0	0
PIMCO Long-Term U.S. Government Fund	2,937	18	0	0	(197)	2,758	0	0
PIMCO Mortgage Opportunities Fund	351	3	0	0	(7)	347	0	0
PIMCO Real Return Fund	2,237	6	0	0	(192)	2,051	0	0
PIMCO RealEstateRealReturn Strategy Fund	6,963	645	0	0	(1,156)	6,452	0	0
PIMCO Short-Term Floating NAV Portfolio	333	11,101	(6,000)	0	0	5,434	0	0
PIMCO Short-Term Floating NAV Portfolio III	3	0	0	0	0	3	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	8,054	223	0	0	42	8,319	0	0
PIMCO StocksPLUS® Fund	20,116	1,137	0	0	172	21,425	0	0
PIMCO Total Return Fund	2,617	18	0	0	(113)	2,522	0	0

Totals	$71,436	$14,863	$(6,000)	$0	$(2,898)	$77,401	$0	$0

PIMCO RealRetirement® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$226	$0	$0	$0	$(28)	$198	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	4,846	6	(150)	(14)	(364)	4,324	0	0
PIMCO Emerging Markets Bond Fund	318	4	0	0	(25)	297	0	0
PIMCO EqS Pathfinder Fund®	1,120	0	0	0	(6)	1,114	0	0
PIMCO EqS® Dividend Fund	1,031	12	0	0	(7)	1,036	0	0
PIMCO EqS® Emerging Markets Fund	1,265	175	0	0	(92)	1,348	0	0
PIMCO High Yield Fund	322	5	0	0	(9)	318	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	3,789	207	(150)	12	(119)	3,739	0	0
PIMCO Long-Term U.S. Government Fund	1,332	8	0	0	(90)	1,250	0	0
PIMCO Mortgage Opportunities Fund	180	2	0	0	(4)	178	0	0
PIMCO Real Return Fund	348	0	(336)	(13)	1	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	3,479	300	0	0	(574)	3,205	0	0
PIMCO Short-Term Floating NAV Portfolio	7	2,701	(1,400)	0	0	1,308	0	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	(1)	5	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,629	24	0	0	21	3,674	0	0
PIMCO StocksPLUS® Fund	8,899	125	0	0	88	9,112	0	0
PIMCO Total Return Fund	833	79	0	0	(39)	873	0	0

Totals	$31,630	$3,648	$(2,036)	$(15)	$(1,248)	$31,979	$0	$0

PIMCO RealRetirement® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$329	$0	$0	$0	$(41)	$288	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	6,694	2,626	(829)	(41)	(563)	7,887	0	0
PIMCO CommodityRealReturn Strategy Fund®	178	0	(170)	(22)	14	0	0	0
PIMCO Emerging Markets Bond Fund	457	118	0	0	(46)	529	0	0
PIMCO EqS Pathfinder Fund®	1,657	0	0	0	(9)	1,648	0	0
PIMCO EqS® Dividend Fund	1,419	425	0	0	(23)	1,821	1	0
PIMCO EqS® Emerging Markets Fund	1,807	525	0	0	(157)	2,175	0	0
PIMCO High Yield Fund	460	120	0	0	(19)	561	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,303	1,839	0	0	(252)	6,890	0	0
PIMCO Long-Term U.S. Government Fund	1,837	368	0	0	(138)	2,067	1	0
PIMCO Mortgage Opportunities Fund	214	2	0	0	(4)	212	0	0
PIMCO Real Return Fund	172	0	(166)	0	(6)	0	0	0
PIMCO RealEstateRealReturn Strategy Fund	5,247	2,299	(553)	(77)	(989)	5,927	0	0
PIMCO Short-Term Floating NAV Portfolio	810	11,601	(8,500)	0	0	3,911	0	0
PIMCO Short-Term Floating NAV Portfolio III	6	0	0	0	0	6	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	5,191	1,360	(553)	120	(118)	6,000	0	0
PIMCO StocksPLUS® Fund	13,352	579	0	0	120	14,051	0	0
PIMCO Total Return Fund	699	240	0	0	(38)	901	0	0

Totals	$45,832	$22,102	$(10,771)	$(20)	$(2,269)	$54,874	$2	$0

PIMCO RealRetirement® Income and Distribution Fund

Underlying PIMCO Funds	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$2,233	$3	$0	$0	$(176)	$2,060	$0	$0
PIMCO Emerging Markets Bond Fund	2,773	33	0	0	(218)	2,588	0	0
PIMCO EqS Pathfinder Fund®	766	0	0	0	(4)	762	0	0
PIMCO EqS® Dividend Fund	1,455	393	0	0	(14)	1,834	0	0
PIMCO EqS® Emerging Markets Fund	1,044	0	0	0	(68)	976	0	0
PIMCO Global Advantage® Strategy Bond Fund	2,237	388	0	0	(123)	2,502	0	0
PIMCO High Yield Fund	2,872	42	0	0	(87)	2,827	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,592	676	0	0	(51)	2,217	0	0
PIMCO Low Duration Fund	6,212	289	(1,270)	(36)	(102)	5,093	0	0
PIMCO Mortgage Opportunities Fund	264	2	0	0	(5)	261	0	0
PIMCO Real Return Fund	10,017	29	0	0	(860)	9,186	0	0
PIMCO RealEstateRealReturn Strategy Fund	1,431	46	0	0	(220)	1,257	0	0
PIMCO Short-Term Floating NAV Portfolio	4,521	7,804	(6,600)	0	(1)	5,724	0	0
PIMCO Short-Term Floating NAV Portfolio III	1	0	0	0	0	1	0	0
PIMCO Short-Term Fund	0	1,271	0	0	(5)	1,266	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,536	10	0	0	9	1,555	0	0
PIMCO StocksPLUS® Fund	5,057	71	0	0	50	5,178	0	0
PIMCO Total Return Fund	14,869	102	0	0	(638)	14,333	0	0

Totals	$58,880	$11,159	$(7,870)	$(36)	$(2,513)	$59,620	$0	$0

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

The following PIMCO Funds have an investment in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO California Intermediate Municipal Bond Fund	$2,703	$58,810	$(35,300)	$(1)	$0	$26,212	$0	$0
PIMCO California Municipal Bond Fund	800	1,700	(2,200)	0	0	300	1	0
PIMCO California Short Duration Municipal Income Fund	13,504	35,510	(27,700)	0	(2)	21,312	10	0
PIMCO CommoditiesPLUS® Short Strategy Fund	1,206	2,601	(500)	0	0	3,307	0	0
PIMCO CommoditiesPLUS® Strategy Fund	516,330	128,465	(165,100)	(19)	(48)	479,628	148	0
PIMCO CommodityRealReturn Strategy Fund®	718,667	1,670,182	(2,034,800)	85	(65)	354,069	52	0
PIMCO Credit Absolute Return Fund	210,457	269,372	(129,000)	(6)	(21)	350,802	0	0
PIMCO Diversified Income Fund	414,070	873,501	(448,400)	(15)	(149)	839,007	72	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	8	0	0	0	0	8	0	0
PIMCO Emerging Local Bond Fund	1,831,733	1,495,089	(1,948,500)	96	(178)	1,378,240	398	0
PIMCO Emerging Markets Bond Fund	217,136	768,600	(606,400)	(17)	(27)	379,292	0	0
PIMCO Emerging Markets Corporate Bond Fund	123,062	249,894	(194,600)	7	(15)	178,348	0	0
PIMCO Emerging Markets Currency Fund	455,803	1,663,743	(1,217,500)	81	(71)	902,056	0	0
PIMCO Extended Duration Fund	59,248	42,411	(86,600)	5	(6)	15,058	0	0
PIMCO Floating Income Fund	327,810	1,043,478	(272,400)	(20)	(137)	1,098,731	0	0
PIMCO Foreign Bond Fund (Unhedged)	780,747	657,711	(1,307,500)	50	(74)	130,934	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	871,667	1,288,691	(1,792,400)	11	(72)	367,897	22	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	7	0	0	0	0	7	0	0
PIMCO Fundamental IndexPLUS® AR Fund	2	1	0	0	0	3	0	0
PIMCO Global Advantage® Strategy Bond Fund	883,650	653,734	(691,500)	(123)	23	845,784	0	0
PIMCO Global Bond Fund (Unhedged)	122,361	172,341	(272,900)	1	(10)	21,793	0	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	118,457	106,626	(189,000)	8	(10)	36,081	0	0
PIMCO GNMA Fund	55,545	369,893	(339,000)	(11)	(9)	86,418	0	0
PIMCO High Yield Fund	638,059	1,053,990	(1,227,900)	(50)	(64)	464,035	0	0
PIMCO High Yield Municipal Bond Fund	20,005	72,313	(66,300)	(1)	(2)	26,015	1	0
PIMCO High Yield Spectrum Fund	99,156	243,571	(253,100)	(13)	(8)	89,606	0	0
PIMCO Income Fund	3,467,878	1,921,791	(5,389,039)	36	(268)	398	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	304,919	589,589	(517,900)	(18)	(51)	376,539	0	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	4	0	0	0	0	4	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	27,951	13,923	(9,500)	(7)	3	32,370	9	0
PIMCO Investment Grade Corporate Bond Fund	148,986	1,261,186	(1,321,900)	27	(14)	88,285	0	0
PIMCO Long Duration Total Return Fund	203,763	836,028	(722,000)	3	(26)	317,768	0	0
PIMCO Long-Term Credit Fund	125,253	784,526	(739,600)	(2)	(6)	170,171	0	0
PIMCO Long-Term U.S. Government Fund	105,529	325,674	(344,000)	5	(15)	87,193	0	0
PIMCO Low Duration Fund	24	0	0	0	0	24	0	0
PIMCO Low Duration Fund II	2	0	0	0	0	2	0	0
PIMCO Low Duration Fund III	1	0	0	0	0	1	0	0
PIMCO Moderate Duration Fund	5	0	0	0	0	5	0	0
PIMCO Mortgage-Backed Securities Fund	170,415	49,180	(125,600)	(38)	30	93,987	36	0
PIMCO Mortgage Opportunities Fund	20,848	156,329	(111,700)	(7)	(2)	65,468	7	0
PIMCO Municipal Bond Fund	43,012	167,942	(120,200)	(3)	(4)	90,747	0	0
PIMCO National Intermediate Municipal Bond Fund	800	8,901	(8,400)	0	0	1,301	0	0
PIMCO New York Municipal Bond Fund	5,402	19,109	(7,300)	(1)	(1)	17,209	0	0
PIMCO Real Return Asset Fund	43,697	142,717	(160,300)	4	(4)	26,114	0	0
PIMCO Real Return Fund	199,018	1,429,551	(1,259,200)	11	(17)	369,363	0	0
PIMCO RealEstateRealReturn Strategy Fund	206,889	1,026,983	(962,600)	1	(19)	271,254	0	0
PIMCO Senior Floating Rate Fund	120,677	643,446	(366,700)	(2)	(24)	397,397	164	0
PIMCO Short Asset Investment Fund	0	0	0	0	0	0	0	0
PIMCO Short Duration Municipal Income Fund	62,916	72,733	(76,900)	2	(6)	58,745	26	0
PIMCO Short-Term Fund	59	10,002	(10,000)	(1)	0	60	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	2	0	(1)	0	0	1	0	0
PIMCO Small Company Fundamental IndexPlus® AR Strategy Fund	21,992	166,426	(115,600)	(4)	(2)	72,812	0	0
PIMCO StocksPLUS® Fund	4	0	0	0	0	4	0	0
PIMCO StocksPLUS® Long Duration Fund	137,321	138,576	(199,800)	(123)	111	76,085	0	0
PIMCO StocksPLUS® Absolute Return Fund	2	1	0	0	0	3	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	17	46,901	(46,900)	0	0	18	0	0
PIMCO Total Return Fund	1	170,601	(170,500)	14	0	116	0	0
PIMCO Total Return Fund II	10	0	0	0	0	10	0	0
PIMCO Total Return Fund III	8	0	0	0	0	8	0	0
PIMCO Total Return Fund IV	2	0	(1)	0	0	1	0	0
PIMCO Unconstrained Bond Fund	1,139,349	359,038	(187,900)	(64)	(61)	1,310,362	0	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	682,439	191,038	(408,700)	18	(65)	464,730	0	0
PIMCO Asset-Backed Securities Portfolio	15,658	320,513	(336,000)	(9)	(1)	161	0	0
PIMCO Developing Local Markets Portfolio	64,392	27,750	(38,900)	(1)	(7)	53,234	0	0
PIMCO Emerging Markets Portfolio	378,567	189,706	(230,300)	(360)	332	337,945	0	0
PIMCO FX Strategy Portfolio	28,259	4,715	(14,600)	0	(2)	18,372	0	0
PIMCO High Yield Portfolio	15,465	110,118	(116,300)	(3)	(1)	9,279	0	0
PIMCO International Portfolio	90,443	770,946	(282,400)	4	(72)	578,921	0	0
PIMCO Investment Grade Corporate Portfolio	235,642	676,215	(584,275)	(26)	(26)	327,530	0	0
PIMCO Long Duration Corporate Bond Portfolio	308,539	900,552	(539,500)	8	(35)	669,564	91	0
PIMCO Low Duration Portfolio	68,496	21,650	(14,800)	(21)	14	75,339	0	0
PIMCO Mortgage Portfolio	1,439,144	589,634	(1,558,500)	17	(95)	470,200	0	0
PIMCO Municipal Sector Portfolio	12,362	20,804	(26,600)	0	(1)	6,565	0	0
PIMCO Real Return Portfolio	63,381	150,707	(213,900)	4	(6)	186	0	0
PIMCO Senior Floating Rate Portfolio	7,906	3,003	(9,700)	0	0	1,209	0	0
PIMCO Short-Term Portfolio	3,231	199,208	(179,400)	1	1	23,041	2	0
PIMCO U.S. Government Sector Portfolio	186	12,000	(12,000)	0	0	186	0	0

Totals	$18,453,059	$27,451,939	$(30,848,016)	$(467)	$(1,285)	$15,055,230	$1,039	$0

The following PIMCO Funds have an investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2013	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Short Strategy Fund	$2	$0	$0	$0	$0	$2	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	636,926	545	0	0	(128)	637,343	251	0
PIMCO CommodityRealReturn Strategy Fund®	72,507	10	(72,500)	13	(7)	23	10	0
PIMCO Credit Absolute Return Fund	13,842	12	0	0	(3)	13,851	0	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	250,451	2,200,479	(861,700)	(54)	(466)	1,588,710	0	0
PIMCO Emerging Local Bond Fund	32	0	(1)	0	0	31	0	0
PIMCO Emerging Markets Bond Fund	22	1	0	0	0	23	0	0
PIMCO Emerging Markets Currency Fund	355,760	304	0	0	(71)	355,993	0	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	80,501	1,254,946	(664,700)	(89)	(196)	670,462	0	0
PIMCO Fundamental IndexPLUS® AR Fund	232,057	1,119,976	(591,800)	(27)	(216)	759,990	0	0
PIMCO GNMA Fund	26	0	0	0	0	26	0	0
PIMCO High Yield Fund	1,018,594	872	0	0	(204)	1,019,262	0	0
PIMCO High Yield Spectrum Fund	106,437	91	0	0	(21)	106,507	0	0
PIMCO Income Fund	0	1,729,400	(1,011,000)	(342)	(178)	717,880	0	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	44	0	0	0	0	44	0	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	12,920	568,718	(328,000)	(38)	(75)	253,525	0	0
PIMCO Investment Grade Corporate Bond Fund	51	0	0	0	0	51	0	0
PIMCO Low Duration Fund	2,441,322	4,000,456	(1,214,900)	1	(1,050)	5,225,829	0	0
PIMCO Low Duration Fund II	181,861	110,387	(94,200)	(15)	(30)	198,003	0	0
PIMCO Low Duration Fund III	16,137	82,136	(36,600)	0	(13)	61,660	0	0
PIMCO Moderate Duration Fund	99,025	704,526	(120,200)	11	(153)	683,209	0	0
PIMCO Mortgage-Backed Securities Fund	19,074	17	0	0	(4)	19,087	6	0
PIMCO Senior Floating Rate Fund	184,382	158	0	0	(37)	184,503	107	0
PIMCO Short Asset Investment Fund	14,681	30,805	(27,400)	1	(4)	18,083	0	0
PIMCO Short-Term Fund	701,147	434,550	(1,000)	0	(215)	1,134,482	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	56,561	422,118	(150,400)	(18)	(83)	328,178	0	0
PIMCO Small Company Fundamental IndexPlus® AR Strategy Fund	55	0	0	0	0	55	0	0
PIMCO StocksPLUS® Fund	76,904	213,582	(264,500)	(44)	(5)	25,937	10	0
PIMCO StocksPLUS® Absolute Return Fund	50,004	385,810	(141,800)	(29)	(79)	293,906	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	610,478	2,258,543	(524,500)	(66)	(573)	2,343,882	0	0
PIMCO Total Return Fund	11,196,127	17,724,520	(12,858,400)	(3,631)	690	16,059,306	0	0
PIMCO Total Return Fund II	75,972	423,345	(417,300)	0	(17)	82,000	0	0
PIMCO Total Return Fund III	12,966	848,865	(322,800)	12	(102)	538,941	0	0
PIMCO Total Return Fund IV	22,982	165,359	(90,900)	0	(22)	97,419	0	0
PIMCO Unconstrained Bond Fund	72,507	63	0	0	(15)	72,555	0	0
PIMCO Investment Grade Corporate Portfolio	221,715	190	0	0	(44)	221,861	0	0
PIMCO Mortgage Portfolio	386,025	331	0	0	(77)	386,279	0	0

Totals	$19,220,097	$34,681,115	$(19,794,601)	$(4,315)	$(3,398)	$34,098,898	$384	$0

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FCT	Credit Suisse Capital LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co., Inc.	ULO	UBS AG London
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	WNA	Wachovia Bank N.A.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CLP	Chilean Peso	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	THB	Thai Baht
CZK	Czech Koruna	MYR	Malaysian Ringgit	TRY	Turkish New Lira
DKK	Danish Krone	NGN	Nigerian Naira	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
HKD	Hong Kong Dollar	PEN	Peruvian New Sol	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LME	London Metal Exchange	OTC	Over-the-Counter
CME	Chicago Mercantile Exchange

Index Abbreviations:
2H13 BRT	2nd Half 2013 Brent Spread Calendar Swap	CMBX	Commercial Mortgage-Backed Index	ERAUSLT	eRAFI U.S. Large Strategy Index
2H13 BRTDUBAI	2nd Half 2013 Brent-Dubai Spread Calendar Swap	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	ERAUSST	eRAFI U.S. Small Strategy Index
2H13 GOCO	2nd Half 2013 Gasoil Crack Calendar Swap	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
2H13 LSFOCO	2nd Half 2013 Fuel Oil Crack Calendar Swap	CVICSTR3	Dow Jones-UBS Customized Post Roll Index	GOLDLNPM	London Gold Market Fixing Ltd. PM
2Q13 GCGASCO	2nd Quarter 2013 Gulf Coast Gas-Brent Calendar Swap	DJUBS	Dow Jones-UBS Commodity Index	GSCI	Goldman Sachs Commodity Index
3Q13 GOCO	3rd Quarter 2013 Gasoil Crack Calendar Swap	DJUBSCOT	DJUBS Brent Crude TR	JMABNIC0	JPMorgan Nic 0 Custom Index
3Q13 LSFOCO	3rd Quarter 2013 Fuel Oil Crack Calendar Swap	DJUBSF1T	Dow Jones-UBS Commodity Index 1 Month Forward Total Return	JMABNICP	JPMorgan Nic P Custom Index
4Q13 BRENT	4th Quarter 2013 Brent	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	JMC1DLH5	Dow Jones-UBS Lean Hogs Sub-Index 5 Month Forward
4Q13 RBOB	4th Quarter of 2013 Margin RBOB Gasoline	DJUBSGC	Dow Jones-UBS Gold Sub-Index	JMCU3A3T	Dow Jones-UBS 3 Month Forward Total Return Pre Roll
4Q13 RBOBCO	4th Quarter of 2013 Margin RBOB Gasoline vs Brent	DJUBSHG	Dow Jones-UBS Copper Sub-Index	JMCU3A5T	Dow Jones-UBS 5 Month Forward Total Return Pre Roll
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSLC	DJUBS Live Cattle	MCDX	Municipal Bond Credit Derivative Index
CAL13LLS	Calendar 2013 Light Louisiana Sweet Crude	DJUBSLH	Dow Jones-UBS Lean Hogs Sub-Index	MLCIPP2T	Merrill Lynch MLCIPP2T
CAL14 GOCO	Calendar 2014 Gasoil Crack Calendar Swap	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CAL14 HSFOCO	Calendar 2014 High Sulfur Fuel Oil-Brent Spread Calendar Swap	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
CAL15 LSHSFO	Calendar 2015 Low Sulfur Heavy Stock-Fuel Oil Calendar Swap	EAFE	Europe, Australasia, and Far East Stock Index	NGCAL19	Natural Gas Calendar 2019
CDX.EM	Credit Derivatives Index - Emerging Markets	ENHGD84T	Dow Jones-AIG E84 Total Return	NRCAL16	Natural Gas Calender 2016
CDX.HY	Credit Derivatives Index - High Yield	ERADXULT	eRAFI International Large Strategy Index	PLTMLNPM	London Platinum & Palladium Market PM Fix
CDX.IG	Credit Derivatives Index - Investment Grade	ERAEMLT	eRAFI Emerging Markets Strategy Index	SPGCICP	S&P GSCI Copper Index Excess Return

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	GTD	Guaranteed
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	IBC	Insured Bond Certificate
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	SGI	Syncora Guarantee, Inc.
CR	Custodial Receipts

Other Abbreviations:
ABS	Asset-Backed Security	EONIA	Euro OverNight Index Average	M-S-R	Mechanical Systems Review
AID	Agency International Development	ETN	Exchange Traded Notes	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	oz.	Ounce
BBR	Bank Bill Rate	FFR	Federal Funds Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BBSW	Bank Bill Swap Reference Rate	FSB	Federal Savings Bank	REIT	Real Estate Investment Trust
CBO	Collateralized Bond Obligation	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depository Receipts
CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	KLIBOR	Kuala Lumpur Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	MBS	Mortgage-Backed Security	WTI	West Texas Intermediate
CMO	Collateralized Mortgage Obligation	MSCI	Morgan Stanley Capital International	YOY	Year-Over-Year

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 22, 2013

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 21, 2013